UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2022 through August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
J.P. Morgan Money Market Funds
August 31, 2022  (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money

Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 17, 2022 (Unaudited)
Dear Shareholder,
Accelerating inflationary pressure, a clouded economic outlook and the conflict in Ukraine have roiled financial markets in 2022. While stronger-than-expected consumer spending and corporate earnings data provided a small counterweight to negative investor sentiment, leading equity and bond market indexes slumped in the six months ended August 31, 2022.

“Regardless of the market environ-
ment, JPMorgan Global Liquidity will
strive to continue to provide investors
with quality short-term fixed income
solutions, supported by our global
expertise and resources.”
John T. Donohue

In March 2022, the U.S. Federal Reserve (the “Fed”) responded to the highest rate of inflation in more than four decades by raising its benchmark interest rate for the first time in more than three years. The Fed followed with larger rate increases in May, June, July and September. The Bank of England also raised interest rates sharply during the first half of 2022, while the European Central Bank held off raising policy interest rates until early September when it delivered an unprecedented 0.75% increase.
In the U.S., data showed an overall decline in private-sector spending on home and commercial construction, capital equipment and inventory, and in public-sector spending at the federal, state and municipal levels in 2022. While U.S. consumer spending showed a modest rebound in August 2022, surveys of purchasing managers in the manufacturing and services sectors were broadly weaker.
Despite the impact of rising inflation and higher interest rates on profit margins, corporate earnings were generally better-than-expected for the second quarter of 2022. Additionally, U.S. employment remained above pre-pandemic levels, though growth in wages moderated during the period.
Investors have been confronted with economic and financial market conditions not seen in a decade or more. Sharply higher interest rates are likely to weight on economic activity and the largest military engagement in Europe since World War II continues to threaten energy supplies to large parts of the continent and beyond. Until investors obtain more clarity on the trajectory of the U.S. economy, financial markets appear likely to remain under pressure.
Regardless of the market environment, JPMorgan Global Liquidity will strive to continue to provide investors with quality short-term fixed income solutions, supported by our global expertise and resources. On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.
Sincerely yours,

John T. Donohue
CEO Asset Management Americas & Head of Global Liquidity
J.P. Morgan Asset Management

1	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Prime Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2022	$58.9 Billion
Weighted Average Maturity(b)	16 calendar days
Weighted Average Life(c)	44 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	59.2%
2–7 calendar days	12.1
8–30 calendar days	16.0
31–60 calendar days	4.8
61–90 calendar days	4.2
91–180 calendar days	2.7
181+ calendar days	1.0

7-DAY SEC YIELD AS OF August 31, 2022(e)
Academy Shares	2.28%
Agency Shares	2.20
Capital Shares	2.28
Class C Shares	1.48
Empower Shares	2.28
IM Shares	2.31
Institutional Class Shares	2.25
Morgan Shares	1.94
Premier Shares	2.00
Reserve Shares	1.75
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2022.
(e)
The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan
Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 2.26%, 2.16%, 2.26%, (3.32)%, 2.25%, 2.31%, 2.21%, 1.94%, 2.00% and 1.34% for Academy Shares,
Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and
Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2022	J.P. Morgan Money Market Funds	2

JPMorgan Institutional Tax Free Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal(b)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2022	$1.8 Billion
Weighted Average Maturity(c)	18 calendar days
Weighted Average Life(d)	18 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	26.7%
2–7 calendar days	3.1
8–30 calendar days	47.7
31–60 calendar days	15.4
61–90 calendar days	2.4
91–180 calendar days	4.7

7-DAY SEC YIELD AS OF August 31, 2022(f)
Agency Shares	1.30%
Capital Shares	1.38
IM Shares	1.40
Institutional Class Shares	1.35
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2022.
(f)
The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.23%, 1.34%, 1.40% and 1.30% for Agency Shares,
Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

3	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Securities Lending Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of August 31, 2022	$1.2 Billion
Weighted Average Maturity(b)	22 calendar days
Weighted Average Life(c)	48 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	61.6%
2–7 calendar days	1.0
8–30 calendar days	8.4
31–60 calendar days	14.2
61–90 calendar days	8.8
91–180 calendar days	5.2
181+ calendar days	0.8

7-DAY SEC YIELD AS OF August 31, 2022(e)
Agency SL Shares	2.23%
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2022.
(e)	The yields for Agency SL Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 2.13% for Agency SL Shares.
An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2022	J.P. Morgan Money Market Funds	4

JPMorgan Liquid Assets Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes,
U.S.government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Class C, E*Trade(b), Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of August 31, 2022	$11.3 Billion
Weighted Average Maturity(c)	14 calendar days
Weighted Average Life(d)	40 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	61.7%
2–7 calendar days	14.8
8–30 calendar days	12.6
31–60 calendar days	4.4
61–90 calendar days	3.8
91–180 calendar days	1.9
181+ calendar days	0.8

7-DAY SEC YIELD AS OF August 31, 2022(f)
Agency Shares	2.23%
Capital Shares	2.31
Class C Shares	1.51
Institutional Class Shares	2.28
Investor Shares	1.98
Morgan Shares	1.89
Premier Shares	2.04
Reserve Shares	1.78
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)	E*Trade Shares had no assets from the close of business on October 19, 2016.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2022.
(f)
The yields for Agency Shares, Capital Shares, Class C Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and
Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 2.18%, 2.28%, 1.29%, 2.23%, 1.98%, 1.85%, 2.03%, and 1.77% for Agency Shares, Capital Shares, Class C Shares, Institutional
Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

5	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan U.S. Government Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2022	$230.4 Billion
Weighted Average Maturity(b)	25 calendar days
Weighted Average Life(c)	82 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	69.9%
2–7 calendar days	2.5
8–30 calendar days	4.1
31–60 calendar days	8.1
61–90 calendar days	5.1
91–180 calendar days	6.5
181+ calendar days	3.8

7-DAY SEC YIELD AS OF August 31, 2022(e)
Academy Shares	2.02%
Agency Shares	1.90
Capital Shares	2.02
E*Trade Shares	1.15
Empower Shares	2.02
IM Shares	2.02
Institutional Class Shares	1.99
Investor Shares	1.66
Morgan Shares	1.57
Premier Shares	1.71
Reserve Shares	1.45
Service Shares	1.10
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2022.
(e)
The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor
Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses.
Without these reimbursements and/or waivers, the yields would have been 1.95%, 1.85%, 1.95%, 1.09%, 1.95%, 2.00%, 1.90%,1.64%, 1.54%,
1.69%, 1.43% and 1.08% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional
Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2022	J.P. Morgan Money Market Funds	6

JPMorgan U.S. Treasury Plus Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Seeks current income with liquidity and stability of principal
Primary Investments
Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the
U.S.Treasury and repurchase agreements collateralized by
U.S. Treasury securities

Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of August 31, 2022	$20.9 Billion
Weighted Average Maturity(b)	19 calendar days
Weighted Average Life(c)	48 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	72.9%
8–30 calendar days	6.2
31–60 calendar days	4.7
61–90 calendar days	11.4
91–180 calendar days	3.3
181+ calendar days	1.5

7-DAY SEC YIELD AS OF August 31, 2022(e)
Academy Shares	1.97%
Agency Shares	1.86
Capital Shares	1.97
Class C Shares	1.14
Empower Shares	1.97
IM Shares	1.97
Institutional Class Shares	1.94
Investor Shares	1.62
Morgan Shares	1.52
Premier Shares	1.67
Reserve Shares	1.41
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2022.
(e)
The yields for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor
Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.87%, 1.77%, 1.87%, 0.91%, 1.87%, 1.92%, 1.82%, 1.57%,1.46%, 1.62% and 1.36%
for Academy Shares, Agency Shares, Capital Shares, Class C Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares,
Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

7	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Federal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier
Net Assets as of August 31, 2022	$1.7 Billion
Weighted Average Maturity(b)	17 calendar days
Weighted Average Life(c)	77 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	47.2%
2–7 calendar days	5.4
8–30 calendar days	34.0
31–60 calendar days	9.9
61–90 calendar days	1.5
91–180 calendar days	1.1
181+ calendar days	0.9

7-DAY SEC YIELD AS OF August 31, 2022(e)
Agency Shares	1.91%
Institutional Class Shares	1.96
Morgan Shares	1.57
Premier Shares	1.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2022.
(e)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.84%, 1.89%, 1.50% and 1.69% for Agency
Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2022	J.P. Morgan Money Market Funds	8

JPMorgan 100% U.S. Treasury Securities Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2022	$82.1 Billion
Weighted Average Maturity(b)	39 calendar days
Weighted Average Life(c)	82 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	11.6%
2–7 calendar days	6.9
8–30 calendar days	38.6
31–60 calendar days	20.5
61–90 calendar days	9.7
91–180 calendar days	12.0
181+ calendar days	0.7

7-DAY SEC YIELD AS OF August 31, 2022(e)
Academy Shares	1.91%
Agency Shares	1.83
Capital Shares	1.91
Empower Shares	1.91
IM Shares	1.95
Institutional Class Shares	1.88
Morgan Shares	1.50
Premier Shares	1.64
Reserve Shares	1.39
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2022.
(e)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier
Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.89%, 1.79%, 1.89%, 1.89%, 1.95%, 1.84%, 1.49%, 1.64% and 1.39% for Academy Shares, Agency Shares, Capital
Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

9	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Tax Free Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity(b)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2022	$10 Billion
Weighted Average Maturity(c)	15 calendar days
Weighted Average Life(d)	16 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	11.7%
2–7 calendar days	1.7
8–30 calendar days	70.2
31–60 calendar days	12.0
61–90 calendar days	2.2
91–180 calendar days	1.7
181+ calendar days	0.5

7-DAY SEC YIELD AS OF August 31, 2022(f)
Agency Shares	1.38%
Institutional Class Shares	1.43
Morgan Shares	1.05
Premier Shares	1.19
Reserve Shares	0.94
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2022.
(f)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.34%, 1.39%, 1.02%, 1.19% and 0.94%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2022	J.P. Morgan Money Market Funds	10

JPMorgan Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal(b)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(c), Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2022	$1.1 Billion
Weighted Average Maturity(d)	19 calendar days
Weighted Average Life(e)	19 calendar days

MATURITY SCHEDULE(d) (f)
1 calendar day	24.6%
8–30 calendar days	54.1
31–60 calendar days	14.1
61–90 calendar days	2.0
91–180 calendar days	5.0
181+ calendar days	0.2

7-DAY SEC YIELD AS OF August 31, 2022(g)
Agency Shares	1.43%
Institutional Class Shares	1.48
Morgan Shares	1.09
Premier Shares	1.23
Service Shares	0.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(c)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(e)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(f)	Percentages indicated are based upon total investments as of August 31, 2022.
(g)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.38%, 1.43%, 1.05%, 1.22% and 0.62%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

11	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan California Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity(b)
Primary Investments
California short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(c), Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2022	$0.5 Million
Weighted Average Maturity(d)	13 calendar days
Weighted Average Life(e)	13 calendar days

MATURITY SCHEDULE(d) (f)
1 calendar day	21.2%
2–7 calendar days	1.4
8–30 calendar days	64.0
31–60 calendar days	6.2
61–90 calendar days	4.8
91–180 calendar days	2.4

7-DAY SEC YIELD AS OF August 31, 2022(g)
Agency Shares	1.33%
Institutional Class Shares	1.38
Morgan Shares	1.00
Premier Shares	1.14
Service Shares	0.54
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(c)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(e)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(f)	Percentages indicated are based upon total investments as of August 31, 2022.
(g)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.25%, 1.30%, 0.86%, 1.09% and
0.50% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2022	J.P. Morgan Money Market Funds	12

JPMorgan New York Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2022 (Unaudited)

Objective(a)
Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and
New York City personal income taxes, while still preserving capital and maintaining liquidity(b)

Primary Investments
New York short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(c), Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2022	$1.3 Billion
Weighted Average Maturity(d)	15 calendar days
Weighted Average Life(e)	15 calendar days

MATURITY SCHEDULE(d) (f)
1 calendar day	26.2%
8–30 calendar days	67.4
31–60 calendar days	1.1
61–90 calendar days	0.5
91–180 calendar days	2.7
181+ calendar days	2.1

7-DAY SEC YIELD AS OF August 31, 2022(g)
Agency Shares	1.40%
Institutional Class Shares	1.45
Morgan Shares	1.06
Premier Shares	1.21
Reserve Shares	0.95
Service Shares	0.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(a)	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(b)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(c)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(e)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(f)	Percentages indicated are based upon total investments as of August 31, 2022.
(g)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.34%, 1.39%,
1.00%, 1.19%, 0.93% and 0.58% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service
Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

13	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 21.7%
Barclays Capital, Inc., 2.54%, dated 8/31/2022, due 10/5/2022, repurchase price $150,370, collateralized by Collateralized Mortgage Obligations, 0.00% - 5.64%, due 5/15/2023 - 5/11/2063, with a value of $162,000.	150,000	150,000
Barclays Capital, Inc., 2.54%, dated 8/31/2022, due 10/5/2022, repurchase price $400,988, collateralized by Collateralized Mortgage Obligations, 0.00% - 9.81%, due 4/26/2027 - 12/25/2066 and FNMA, 4.44% - 14.19%, due 3/25/2031 - 1/25/2051, with a value of $432,000.	400,000	400,000
BMO Capital Markets Corp., 2.42%, dated 8/31/2022, due 9/1/2022, repurchase price $80,005, collateralized by Corporate Notes and Bonds, 0.00% - 10.88%, due 6/1/2023 - 5/15/2097, FHLMC, 3.50%, due 8/25/2052 and U.S. Treasury Securities, 3.00%, due 2/15/2049 - 8/15/2052, with a value of $86,287.	80,000	80,000
BMO Capital Markets Corp., 2.42%, dated 8/31/2022, due 9/1/2022, repurchase price $100,007, collateralized by Asset-Backed Securities, 3.67%, due 8/17/2035, Corporate Notes and Bonds, 0.38% - 8.13%, due 4/3/2023 - 12/15/2052, FHLMC, 2.53% - 3.50%, due 8/25/2052, FNMA, 6.30%, due 10/17/2038 and Sovereign Government Securities, 1.63%, due 1/22/2025, with a value of $107,625.	100,000	100,000
BMO Capital Markets Corp., 2.43%, dated 8/31/2022, due 9/7/2022, repurchase price $50,024, collateralized by Asset-Backed Securities, 3.67% - 4.85%, due 8/17/2035 - 6/25/2037, Corporate Notes and Bonds, 0.00% - 8.88%, due 7/15/2023 - 11/23/2081^, FHLMC, 3.50%, due 8/25/2052, FNMA, 1.50% - 6.30%, due 10/17/2038 - 11/25/2050, GNMA, 4.50%, due 7/20/2052 and U.S. Treasury Securities, 2.25% - 3.13%, due 5/15/2048 - 8/15/2049, with a value of $54,157.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 2.40%, dated 8/31/2022, due 9/1/2022, repurchase price $200,013, collateralized by Asset-Backed Securities, 3.80% - 8.38%, due 7/24/2028 - 7/30/2047, Corporate Notes and Bonds, 1.65% - 8.50%, due 5/1/2023 - 12/15/2067^, FNMA, 4.89% - 9.98%, due 7/25/2023 - 11/26/2049 and Sovereign Government Securities, 2.13% - 6.00%, due 8/14/2024 - 5/3/2042, with a value of $214,455.	200,000	200,000
BNP Paribas SA, 2.47%, dated 8/31/2022, due 9/1/2022, repurchase price $100,007, collateralized by Common Stocks, Preferred Stocks, 4.45% - 8.00%, due 8/1/2042^, Common Stocks, Common Stocks, Sovereign Government Securities, 0.63% - 6.70%, due 2/9/2026 - 1/15/2072^ and U.S. Treasury Securities, 3.13%, due 8/31/2027, with a value of $106,608.	100,000	100,000
BNP Paribas SA, 2.40%, dated 8/31/2022, due 9/2/2022, repurchase price $125,017, collateralized by Corporate Notes and Bonds, 2.20% - 6.25%, due 2/7/2028 - 10/1/2051^ and FNMA, 8.38% - 11.68%, due 10/25/2041 - 3/25/2042, with a value of $135,024.	125,000	125,000
BNP Paribas SA, 2.45%, dated 8/31/2022, due 9/2/2022, repurchase price $235,032, collateralized by Asset-Backed Securities, 0.01% - 10.31%, due 4/15/2027 - 12/27/2066 and Corporate Notes and Bonds, 1.51% - 10.00%, due 7/27/2025 - 8/15/2062^, with a value of $257,517.	235,000	235,000
BNP Paribas SA, 2.57%, dated 8/31/2022, due 9/21/2022, repurchase price $250,375, collateralized by Asset-Backed Securities, 0.00% - 11.31%, due 12/15/2025 - 11/25/2066, Corporate Notes and Bonds, 0.00% - 10.00%, due 6/1/2025 - 3/7/2087, FNMA, 8.18% - 10.68%, due 12/26/2041 - 2/25/2042 and Sovereign Government Securities, 7.38%, due 2/5/2025, with a value of $276,317.	250,000	250,000
BofA Securities, Inc, 2.35%, dated 8/31/2022, due 9/1/2022, repurchase price $150,010, collateralized by Commercial Paper, 0.00%, due 9/23/2022 - 12/12/2022, with a value of $157,500.	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	14

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc, 2.37%, dated 8/31/2022, due 9/1/2022, repurchase price $100,007, collateralized by Corporate Notes and Bonds, 1.45% - 6.38%, due 7/1/2023 - 12/1/2047^, with a value of $105,000.	100,000	100,000
BofA Securities, Inc, 2.39%, dated 8/31/2022, due 9/1/2022, repurchase price $155,010, collateralized by Corporate Notes and Bonds, 0.00% - 12.00%, due 9/26/2022 - 10/1/2040^, with a value of $167,400.	155,000	155,000
BofA Securities, Inc., 2.69%, dated 8/31/2022, due 10/26/2022, repurchase price $345,902, collateralized by Collateralized Mortgage Obligations, 0.00% - 10.41%, due 10/19/2026 - 3/16/2063, Commercial Paper, 0.00%, due 9/13/2022 - 12/15/2022 and Corporate Notes and Bonds, 0.00% - 10.00%, due 11/3/2022 - 7/2/2064, with a value of $366,070.	345,000	345,000
Credit Agricole Corporate and Investment Bank, 2.37%, dated 8/31/2022, due 9/1/2022, repurchase price $3,000, collateralized by Collateralized Mortgage Obligations, 3.54%, due 12/17/2048 and Commercial Paper, 0.00%, due 9/23/2022, with a value of $3,219.	3,000	3,000
Credit Suisse Securities USA LLC, 2.71%, dated 8/31/2022, due 10/5/2022, repurchase price $160,422, collateralized by Asset-Backed Securities, 0.00% - 7.87%, due 8/15/2025 - 2/1/2055 and Collateralized Mortgage Obligations, 4.74% - 9.29%, due 8/9/2023 - 11/15/2034, with a value of $176,426.	160,000	160,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $4,500,287, collateralized by U.S. Treasury Securities, 2.00%, due 5/31/2024, with a value of $4,500,288.	4,500,000	4,500,000
Goldman Sachs & Co. LLC, 2.38%, dated 8/31/2022, due 9/2/2022, repurchase price $100,013, collateralized by GNMA, 3.00% - 5.00%, due 7/20/2028 - 11/15/2063, with a value of $102,000.	100,000	100,000
Goldman Sachs & Co. LLC, 2.46%, dated 8/31/2022, due 9/7/2022, repurchase price $100,048, collateralized by GNMA, 2.00% - 6.00%, due 1/15/2026 - 11/15/2064, with a value of $102,000.	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HSBC Securities USA, Inc., 2.43%, dated 8/31/2022, due 9/1/2022, repurchase price $20,001, collateralized by Asset-Backed Securities, 2.33%, due 8/20/2026, Corporate Notes and Bonds, 0.70% - 4.70%, due 2/1/2024 - 8/15/2052^ and Municipal Debt Securities, 0.00% - 3.00%, due 8/1/2031 - 2/1/2037, with a value of $21,022.	20,000	20,000
HSBC Securities USA, Inc., 2.43%, dated 8/31/2022, due 9/1/2022, repurchase price $425,029, collateralized by Corporate Notes and Bonds, 0.85% - 8.75%, due 9/20/2022 - 4/27/2062^ and Sovereign Government Securities, 2.38% - 6.05%, due 10/17/2024 - 6/9/2051, with a value of $446,280.	425,000	425,000
ING Financial Markets LLC, 2.40%, dated 8/31/2022, due 9/1/2022, repurchase price $46,003, collateralized by Corporate Notes and Bonds, 0.25% - 5.63%, due 3/1/2023 - 8/15/2052, with a value of $48,304.	46,000	46,000
ING Financial Markets LLC, 2.42%, dated 8/31/2022, due 9/1/2022, repurchase price $46,003, collateralized by Corporate Notes and Bonds, 0.25% - 9.25%, due 9/15/2023 - 11/15/2065 and Sovereign Government Securities, 1.63% - 4.25%, due 2/15/2023 - 3/13/2025, with a value of $49,181.	46,000	46,000
ING Financial Markets LLC, 2.52%, dated 8/31/2022, due 10/21/2022, repurchase price $75,268, collateralized by Common Stocks, with a value of $81,340.	75,000	75,000
ING Financial Markets LLC, 2.55%, dated 8/31/2022, due 10/28/2022, repurchase price $190,781, collateralized by Common Stocks, with a value of $206,058.	190,000	190,000
Mitsubishi UFJ Trust & Banking Corp., 2.45%, dated 8/31/2022, due 9/1/2022, repurchase price $1,000,068, collateralized by Corporate Notes and Bonds, 0.00% - 4.15%, due 3/15/2023 - 2/25/2032, with a value of $1,042,279.	1,000,000	1,000,000
RBC Capital Markets LLC, 2.42%, dated 8/31/2022, due 9/1/2022, repurchase price $125,008, collateralized by Certificates of Deposit, 0.05% - 2.70%, due 9/1/2022 - 11/10/2022, Commercial Paper, 0.00%, due 9/1/2022 - 10/25/2022 and Corporate Notes and Bonds, 0.00% - 7.05%, due 11/21/2022 - 11/20/2060^, with a value of $131,250.	125,000	125,000
SEE NOTES TO FINANCIAL STATEMENTS.

15	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 2.39%, dated 8/31/2022, due 9/1/2022, repurchase price $345,023, collateralized by Asset-Backed Securities, 2.70% - 7.75%, due 9/15/2028 - 5/28/2069, Collateralized Mortgage Obligations, 1.15% - 5.38%, due 10/25/2049 - 3/25/2065, Corporate Notes and Bonds, 0.00% - 8.13%, due 11/1/2022 - 8/16/2077^, FNMA, 5.29%, due 11/26/2029, Sovereign Government Securities, 2.25% - 6.55%, due 1/17/2028 - 3/14/2037 and U.S. Treasury Securities, 0.00% - 4.38%, due 9/15/2022 - 5/15/2040, with a value of $362,930.	345,000	345,000
Societe Generale SA, 2.46%, dated 8/31/2022, due 9/1/2022, repurchase price $140,010, collateralized by Asset-Backed Securities, 2.74% - 6.19%, due 4/25/2027 - 7/25/2036, Collateralized Mortgage Obligations, 3.04% - 6.42%, due 9/15/2034 - 4/10/2048, Corporate Notes and Bonds, 1.60% - 13.00%, due 11/15/2022 - 6/15/2049^, FNMA, 4.59% - 7.43%, due 10/25/2030 - 11/25/2048 and Sovereign Government Securities, 3.55% - 7.63%, due 2/5/2025 - 6/9/2051, with a value of $151,090.	140,000	140,000
Societe Generale SA, 2.49%, dated 8/31/2022, due 9/1/2022, repurchase price $350,024, collateralized by Asset-Backed Securities, 2.74% - 7.13%, due 7/15/2024 - 2/28/2041, Collateralized Mortgage Obligations, 3.04% - 6.42%, due 9/15/2034 - 4/10/2048, Corporate Notes and Bonds, 1.60% - 12.00%, due 9/15/2022 - 5/15/2097^, FNMA, 5.18% - 7.43%, due 8/26/2030 - 2/25/2047, Sovereign Government Securities, 3.38% - 10.13%, due 1/24/2023 - 1/23/2050 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $377,255.	350,000	350,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 2.49%, dated 8/31/2022, due 9/6/2022, repurchase price $200,083, collateralized by Asset-Backed Securities, 2.74% - 7.13%, due 7/15/2024 - 2/28/2041, Collateralized Mortgage Obligations, 2.16% - 6.09%, due 9/15/2034 - 5/25/2060, Corporate Notes and Bonds, 0.00% - 12.00%, due 11/15/2022 - 6/15/2088^, FNMA, 4.59% - 6.64%, due 8/25/2033 - 11/25/2048, Sovereign Government Securities, 2.63% - 10.13%, due 1/5/2023 - 2/12/2048 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $215,396.	200,000	200,000
Societe Generale SA, 2.49%, dated 8/31/2022, due 9/7/2022, repurchase price $375,182, collateralized by Asset-Backed Securities, 2.74% - 7.13%, due 4/22/2025 - 7/25/2036, Collateralized Mortgage Obligations, 2.16% - 5.88%, due 6/15/2034 - 5/25/2060, Corporate Notes and Bonds, 0.00% - 13.00%, due 9/6/2022 - 5/15/2097^, FNMA, 4.59% - 7.43%, due 11/26/2029 - 11/25/2048, Sovereign Government Securities, 4.25% - 10.13%, due 3/22/2024 - 2/12/2048 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $403,735.	375,000	375,000
Societe Generale SA, 2.57%, dated 8/31/2022, due 10/3/2022, repurchase price $320,754, collateralized by Asset-Backed Securities, 3.95% - 7.13%, due 4/22/2025 - 5/15/2027, Collateralized Mortgage Obligations, 2.16% - 6.41%, due 6/15/2034 - 10/19/2048, Corporate Notes and Bonds, 0.25% - 12.00%, due 12/1/2022 - 3/30/2062^, FNMA, 4.59% - 6.19%, due 10/25/2030 - 11/25/2048, Sovereign Government Securities, 3.55% - 11.88%, due 3/22/2024 - 6/9/2051 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $347,136.	320,000	320,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	16

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 2.66%, dated 8/31/2022, due 11/4/2022, repurchase price $200,960, collateralized by Asset-Backed Securities, 2.74% - 7.13%, due 4/22/2025 - 7/25/2036, Collateralized Mortgage Obligations, 2.16% - 6.42%, due 9/15/2034 - 6/17/2048, Corporate Notes and Bonds, 1.12% - 13.00%, due 11/15/2022 - 4/15/2058^, FNMA, 5.83% - 7.43%, due 10/25/2030 - 9/25/2048, Sovereign Government Securities, 4.63% - 10.13%, due 3/22/2024 - 5/11/2047 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $216,567.	200,000	200,000
TD Securities (USA) LLC, 2.40%, dated 8/31/2022, due 9/1/2022, repurchase price $380,025, collateralized by Asset-Backed Securities, 1.01% - 4.51%, due 1/20/2026 - 8/15/2032, Corporate Notes and Bonds, 0.80% - 7.50%, due 4/24/2023 - 12/31/2057 and Municipal Debt Securities, 2.97% - 7.62%, due 10/1/2026 - 4/1/2057, with a value of $399,670.	380,000	380,000
TD Securities (USA) LLC, 2.43%, dated 8/31/2022, due 9/1/2022, repurchase price $35,002, collateralized by Corporate Notes and Bonds, 3.13% - 5.10%, due 3/24/2031 - 9/28/2048, with a value of $36,753.	35,000	35,000
TD Securities (USA) LLC, 2.43%, dated 8/31/2022, due 9/2/2022, repurchase price $390,053, collateralized by Certificates of Deposit, 0.20% - 1.75%, due 9/23/2022 - 12/30/2022, Corporate Notes and Bonds, 1.43% - 6.63%, due 5/1/2023 - 6/15/2053, FHLMC, 1.31% - 3.77%, due 5/25/2023 - 1/25/2032 and Sovereign Government Securities, 1.00%, due 10/1/2026, with a value of $408,969.	390,000	390,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

TD Securities (USA) LLC, 2.67%, dated 8/31/2022, due 10/5/2022, repurchase price $501,298, collateralized by Asset-Backed Securities, 0.60% - 4.33%, due 12/20/2024 - 6/12/2034 and Corporate Notes and Bonds, 2.63% - 10.50%, due 11/15/2022 - 3/15/2052, with a value of $537,901.	500,000	500,000
UBS Securities LLC, 2.50%, dated 8/31/2022, due 9/7/2022, repurchase price $300,146, collateralized by Certificates of Deposit, 0.35% - 3.30%, due 10/20/2022 - 6/13/2023, Commercial Paper, 0.00%, due 6/23/2023 and Corporate Notes and Bonds, 0.70% - 10.75%, due 12/15/2022 - 3/15/2082^, with a value of $316,225.	300,000	300,000
Total Repurchase Agreements (Cost $12,765,000)		12,765,000
Corporate Notes — 0.4%
Banks — 0.4%
Barclays Bank plc (OBFR + 0.20%), 2.52%, 9/1/2022 (b) (c)(Cost $225,000)	225,000	225,000
Municipal Bonds — 0.2%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series A, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2022 (d)	73,000	73,000
California — 0.1%
Metropolitan Water District of Southern California, Waterworks
Series C-2, Rev., VRDO, LIQ : PNC Bank NA, 2.33%, 9/8/2022 (d)	25,000	25,000
Rev., VRDO, LIQ : Bank of America NA, 2.38%, 9/8/2022 (d)	35,330	35,330
		60,330
Total Municipal Bonds (Cost $133,330)		133,330
U.S. Government Agency Securities — 0.1%
FHLB DN, 1.41%, 10/26/2022 (e)(Cost $99,786)	100,000	99,586
Short Term Investments — 77.2%
Certificates of Deposits — 31.6%
Agricultural Bank of China Ltd. (China)
2.50%, 9/6/2022	75,000	75,002
2.50%, 9/8/2022	40,000	40,001
2.45%, 9/16/2022	100,000	100,003
SEE NOTES TO FINANCIAL STATEMENTS.

17	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
2.45%, 9/19/2022	100,000	100,004
Bank of China Ltd. (China) , 2.55%, 9/29/2022	190,000	189,998
Bank of Montreal (Canada)
(SOFR + 0.15%), 2.44%, 9/1/2022 (c)	100,000	100,001
(SOFR + 0.25%), 2.54%, 9/1/2022 (c)	170,000	169,848
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	250,000	250,044
(SOFR + 0.65%), 2.94%, 9/1/2022 (c)	150,000	150,059
(US Federal Funds Effective Rate (continuous series) + 0.73%), 3.06%, 9/1/2022 (c)	50,000	50,078
0.24%, 10/12/2022	165,000	164,567
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.15%), 2.44%, 9/1/2022 (c)	70,000	69,985
(SOFR + 0.37%), 2.66%, 9/1/2022 (c)	200,000	200,027
(SOFR + 0.52%), 2.81%%, 9/1/2022 - 9/1/2022 (c)	180,000	180,043
(SOFR + 0.55%), 2.84%, 9/1/2022 (c)	300,000	300,059
Barclays Bank plc (United Kingdom) (SOFR + 0.47), 2.75%, 9/1/2022 (c)	290,000	290,065
BNP Paribas SA (France)
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	100,000	100,043
(SOFR + 0.50%), 2.79%, 9/1/2022 (c)	275,000	275,056
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.15%), 2.44%, 9/1/2022 (c)	100,000	99,995
(SOFR + 0.25%), 2.54%, 9/1/2022 (c)	135,000	134,919
(SOFR + 0.55%), 2.84%, 9/1/2022 (c)	350,000	350,072
(US Federal Funds Effective Rate (continuous series) + 0.55%), 2.88%, 9/1/2022 (c)	160,000	160,196
(SOFR + 0.65%), 2.94%, 9/1/2022 (c)	110,000	110,128
0.24%, 10/12/2022	100,000	99,734
2.92%, 12/19/2022	172,000	172,008
China Construction Bank Corp. (China)
2.38%, 9/2/2022	150,000	150,000
2.38%, 9/6/2022	385,000	385,001
Citibank NA , 2.30%, 9/26/2022	213,000	212,984
Cooperatieve Rabobank UA (Netherlands)
1.39%, 9/23/2022 (e)	100,000	99,852
1.47%, 10/3/2022 (e)	50,000	49,894
0.23%, 10/14/2022	75,000	74,795
2.21%, 12/5/2022 (e)	200,000	198,651
4.00%, 8/23/2023	55,000	54,943
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.35%), 2.64%%, 9/1/2022 - 9/1/2022 (c)	284,000	284,092
(SOFR + 0.59%), 2.88%, 9/1/2022 (c)	100,000	100,141
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
2.55%, 9/27/2022	384,000	384,049
3.05%, 11/23/2022	100,000	100,009
2.33%, 12/14/2022	100,000	99,758
Credit Industriel et Commercial (France)
(SOFR + 0.21%), 2.50%, 9/1/2022 (c)	125,000	124,978
(SOFR + 0.38%), 2.67%, 9/1/2022 (c)	125,000	125,016
(SOFR + 0.55%), 2.84%, 9/1/2022 (c)	120,000	120,101
3.11%, 1/20/2023	195,000	194,966
Credit Suisse AG (Switzerland)
(SOFRINDX + 0.33%), 2.61%, 9/1/2022 (c)	327,000	327,030
(SOFRINDX + 0.35%), 2.64%, 9/1/2022 (c)	300,000	300,001
2.35%, 9/21/2022	327,000	326,994
Goldman Sachs Bank USA
(SOFR + 0.21%), 2.49%, 9/1/2022 (c)	129,000	129,004
(SOFR + 0.39%), 2.67%, 9/1/2022 (c)	165,000	165,020
Industrial & Commercial Bank of China Ltd., 2.40%%, 9/22/2022 - 9/22/2022	1,000,000	999,996
ING Bank NV (Netherlands)
2.47%, 9/22/2022	160,000	160,000
1.48%, 10/3/2022	145,000	145,000
2.79%, 11/4/2022	400,000	400,000
KBC Bank NV (United Kingdom) , 3.10%, 11/29/2022	500,000	499,968
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.34%), 2.63%, 9/1/2022 (c)	80,000	80,006
(SOFR + 0.49%), 2.78%, 9/1/2022 (c)	150,000	150,014
Mizuho Bank Ltd. (Japan)
1.45%, 9/16/2022	405,000	404,836
2.95%, 11/4/2022	260,000	260,092
MUFG Bank Ltd. (Japan)
(SOFR + 0.38%), 2.66%, 9/1/2022 (c)	100,000	100,012
(SOFR + 0.40%), 2.68%%, 9/1/2022 - 9/1/2022 (c)	300,000	300,046
(SOFR + 0.42%), 2.70%, 9/1/2022 (c)	125,000	125,030
(SOFR + 0.45%), 2.73%, 9/1/2022 (c)	140,000	140,051
(SOFR + 0.53%), 2.81%, 9/1/2022 (c)	100,000	100,035
National Australia Bank Ltd. (United Kingdom) , 1.38%, 9/23/2022 (e)	125,000	124,805
Natixis SA (France)
(SOFR + 0.60%), 2.89%, 9/1/2022 (c)	105,000	105,112
1.95%, 10/31/2022	172,000	171,797
Nordea Bank Abp (Finland)
(SOFR + 0.42%), 2.70%, 9/1/2022 (c)	165,000	165,041
(SOFR + 0.58%), 2.87%, 9/1/2022 (c)	100,000	99,980
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	18

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
2.21%, 12/1/2022	120,000	119,778
Norinchukin Bank (The) (Japan)
2.35%, 9/12/2022	75,000	75,000
2.37%, 9/15/2022	125,000	124,999
2.47%, 9/21/2022	166,000	166,005
2.48%, 9/26/2022	200,000	200,004
2.45%, 9/30/2022	175,000	174,997
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.40%), 2.69%, 9/5/2022 (c)	70,000	70,000
0.21%, 9/27/2022	150,000	149,757
Royal Bank of Canada (Canada)
(SOFR + 0.17%), 2.46%, 9/1/2022 (c)	70,000	70,000
4.07%, 8/18/2023	42,000	41,965
Standard Chartered Bank (United Kingdom)
(SOFR + 0.36%), 2.65%, 9/1/2022 (c)	200,000	200,016
(SOFR + 0.58%), 2.87%, 9/1/2022 (c)	300,000	300,069
(US Federal Funds Effective Rate (continuous series) + 0.55%), 2.88%, 9/1/2022 (c)	135,000	135,141
1.42%, 9/27/2022	355,000	354,747
2.20%, 12/2/2022	175,000	174,694
2.33%, 12/14/2022	85,000	84,841
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.37%), 2.66%, 9/1/2022 (c)	100,000	100,011
(SOFR + 0.40%), 2.69%%, 9/1/2022 - 9/1/2022 (c)	490,000	490,082
(SOFR + 0.42%), 2.71%, 9/1/2022 (c)	180,000	180,040
(SOFR + 0.45%), 2.74%, 9/1/2022 (c)	180,000	180,085
(SOFR + 0.50%), 2.79%, 9/1/2022 (c)	250,000	250,169
(SOFR + 0.51%), 2.80%, 9/1/2022 (c)	75,000	75,052
(SOFR + 0.55%), 2.84%, 9/1/2022 (c)	130,000	130,100
1.42%, 9/19/2022	300,000	299,851
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.20%), 2.48%, 9/1/2022 (c)	147,000	147,001
(SOFR + 0.34%), 2.63%, 9/1/2022 (c)	260,000	260,029
2.87%, 11/1/2022	165,000	165,061
2.87%, 11/4/2022	110,000	110,034
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 2.63%, 9/1/2022 (c)	50,000	50,005
2.21%, 11/28/2022	100,000	99,848
4.05%, 8/15/2023	65,000	64,936
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.40%), 2.68%, 9/1/2022 (c)	50,000	50,008
2.89%, 9/1/2022 (d)	107,000	107,000
(SOFR + 0.65%), 2.93%, 9/1/2022 (c)	50,000	50,042
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
(SOFR + 0.70%), 2.99%, 9/1/2022 (c)	65,000	65,075
(SOFR + 0.75%), 3.03%, 9/1/2022 (c)	65,000	65,129
1.39%, 9/21/2022	300,000	299,829
1.95%, 10/31/2022	162,000	161,810
4.02%, 8/21/2023	165,000	164,666
4.02%, 8/22/2023	100,000	99,797
Total Certificates of Deposit (Cost $18,580,587)		18,578,708
Commercial Paper — 24.8%
ASB Bank Ltd. (New Zealand)
(SOFR + 0.43%), 2.71%, 9/1/2022 (b) (c)	150,000	150,059
(SOFR + 0.47%), 2.75%, 9/1/2022 (b) (c)	170,000	170,036
Atlantic Asset Securitization LLC
2.35%, 9/1/2022 (b) (e)	55,000	54,997
1.45%, 10/4/2022 (b) (e)	30,000	29,928
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.19%), 2.48%, 9/1/2022 (b) (c)	70,000	69,997
(SOFR + 0.37%), 2.66%, 9/1/2022 (b) (c)	125,000	125,016
(SOFR + 0.40%), 2.69%, 9/1/2022 (b) (c)	100,000	100,028
Bank of China Ltd. (China)
2.47%, 9/23/2022 (e)	250,000	249,606
Bank of Montreal (Canada)
(SOFR + 0.26%), 2.55%, 9/1/2022 (c)	65,000	64,938
(SOFR + 0.65%), 2.94%, 9/1/2022 (c)	50,000	50,049
1.43%, 9/14/2022 (e)	300,000	299,730
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.37%), 2.66%, 9/1/2022 (b) (c)	100,000	100,013
(SOFR + 0.37%), 2.66%, 9/1/2022 (b) (c)	170,000	170,052
(SOFR + 0.59%), 2.88%, 9/1/2022 (b) (c)	130,000	130,139
0.20%, 9/15/2022 (b) (e)	100,000	99,903
0.21%, 10/6/2022 (b) (e)	75,000	74,820
Barton Capital SA (France)
2.38%, 9/19/2022 (b) (e)	50,000	49,936
2.51%, 9/20/2022 (b) (e)	45,800	45,738
Bedford Row Funding Corp.
2.35%, 9/22/2022 (b) (e)	150,000	149,775
BNG Bank NV (Netherlands)
2.32%, 9/7/2022 (b) (e)	900,000	899,598
BNP Paribas SA (France)
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	100,000	100,031
BofA Securities, Inc.
3.03%, 12/22/2022 (e)	140,000	138,603
SEE NOTES TO FINANCIAL STATEMENTS.

19	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
BPCE SA (France)
(SOFR + 0.58%), 2.87%, 9/1/2022 (b) (c)	215,000	215,261
(SOFR + 0.59%), 2.88%, 9/1/2022 (b) (c)	200,000	200,221
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.55%), 2.84%, 9/1/2022 (b) (c)	130,000	130,021
(SOFR + 0.65%), 2.94%, 9/1/2022 (b) (c)	65,000	65,065
Cancara Asset Securitization LLC
2.34%, 9/19/2022 (b) (e)	67,000	66,913
China Construction Bank Corp. (China)
2.34%, 9/1/2022 (b) (e)	250,000	249,984
Commonwealth Bank of Australia (Australia)
0.27%, 10/20/2022 (b) (e)	25,000	24,913
Concord Minutemen Capital Co. LLC
Series A, 2.35%, 9/6/2022 (b) (e)	19,246	19,239
Cooperatieve Rabobank UA (Netherlands)
2.31%, 9/1/2022 (e)	195,000	194,988
Credit Agricole Corporate and Investment Bank (France)
2.35%, 9/22/2022 (e)	250,000	249,642
3.05%, 11/23/2022 (e)	250,000	248,257
DBS Bank Ltd. (Singapore)
(SOFR + 0.55%), 2.83%, 9/1/2022 (b) (c)	90,000	90,020
1.91%, 10/28/2022 (b) (e)	85,000	84,632
DNB Bank ASA (Norway)
(SOFR + 0.50%), 2.79%, 9/1/2022 (b) (c)	20,000	20,015
2.35%, 9/26/2022 (b) (e)	325,000	324,446
Fairway Finance Corp.
2.34%, 12/2/2022 (b) (e)	100,000	99,201
Federation des caisses Desjardins du Quebec (The) (Canada)
(SOFR + 0.40%), 2.73%, 9/1/2022 (b) (c)	209,000	209,000
2.50%, 9/22/2022 (b) (e)	50,000	49,927
2.53%, 9/26/2022 (e)	48,000	47,917
First Abu Dhabi Bank PJSC (United Arab Emirates)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b) (c)	200,000	200,054
(SOFR + 0.44%), 2.73%, 9/1/2022 (b) (c)	355,000	355,191
1.42%, 9/14/2022 (b) (e)	310,000	309,716
2.52%, 9/22/2022 (b) (e)	160,000	159,766
2.50%, 9/23/2022 (b) (e)	250,000	249,617
Goldman Sachs International Bank
(SOFR + 0.34%), 2.63%, 9/1/2022 (b) (c)	93,000	93,007
(SOFR + 0.52%), 2.81%, 9/1/2022 (b) (c)	111,000	111,087
3.00%, 12/14/2022 (e)	110,000	109,009
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
ING US Funding LLC (Netherlands)
1.47%, 10/3/2022 (b) (e)	50,000	49,888
Kreditanstalt fuer Wiederaufbau (Germany)
2.78%, 10/28/2022 (b) (e)	125,000	124,484
Liberty Street Funding LLC
2.30%, 9/1/2022 (b) (e)	57,137	57,137
2.35%, 9/14/2022 (b) (e)	40,000	39,963
Lloyds Bank plc (United Kingdom)
2.34%, 9/19/2022 (e)	200,000	199,749
LMA-Americas LLC
2.35%, 9/21/2022 (b) (e)	80,000	79,884
2.33%, 9/27/2022 (b) (e)	40,700	40,623
2.32%, 12/6/2022 (b) (e)	50,800	50,370
Macquarie Bank Ltd. (Australia)
(SOFR + 0.40%), 2.68%, 9/1/2022 (b) (c)	85,000	85,016
(SOFR + 0.40%), 2.68%, 9/1/2022 (b) (c)	100,000	100,023
(SOFR + 0.45%), 2.73%, 9/1/2022 (b) (c)	190,000	190,084
(SOFR + 0.47%), 2.76%, 9/1/2022 (b) (c)	75,000	75,039
(SOFR + 0.55%), 2.83%, 9/1/2022 (b) (c)	170,000	170,145
(SOFR + 0.62%), 2.90%, 9/1/2022 (b) (c)	193,200	193,238
Mitsubishi UFJ Trust & Banking Corp. (Japan)
3.02%, 11/17/2022 (b) (e)	50,000	49,694
National Australia Bank Ltd. (Australia)
(SOFR + 0.19%), 2.48%, 9/1/2022 (b) (c)	260,000	259,999
(SOFR + 0.50%), 2.79%, 9/1/2022 (b) (c)	100,000	100,064
1.39%, 9/22/2022 (b) (e)	485,000	484,308
3.84%, 6/16/2023 (b) (e)	100,000	96,873
National Bank of Canada (Canada)
2.33%, 9/23/2022 (b) (e)	100,000	99,847
2.38%, 9/26/2022 (b) (e)	50,000	49,913
2.46%, 9/30/2022 (e)	50,000	49,899
Nederlandse Waterschapsbank NV (Netherlands)
2.35%, 9/21/2022 (b) (e)	300,000	299,580
Nieuw Amsterdam Receivables Corp.
1.80%, 9/21/2022 (b) (e)	50,000	49,928
2.59%, 9/28/2022 (b) (e)	150,000	149,702
Old Line Funding LLC
(SOFR + 0.48%), 2.77%, 9/1/2022 (b) (c)	75,000	75,000
(SOFR + 0.60%), 2.89%, 9/1/2022 (b) (c)	115,000	115,092
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.42%), 2.71%, 9/1/2022 (b) (c)	175,000	175,075
Regatta Funding Co. LLC
(SOFR + 0.18%), 2.47%, 9/1/2022 (c)	105,000	104,991
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	20

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Royal Bank of Canada (Canada)
(SOFR + 0.37%), 2.66%, 9/1/2022 (b) (c)	158,000	158,051
(SOFR + 0.41%), 2.70%, 9/1/2022 (b) (c)	200,000	200,080
(US Federal Funds Effective Rate (continuous series) + 0.55%), 2.88%, 9/1/2022 (b) (c)	20,000	20,024
(US Federal Funds Effective Rate (continuous series) + 0.55%), 2.88%, 9/1/2022 (b) (c)	110,000	110,135
(SOFR + 0.65%), 2.94%, 9/1/2022 (b) (c)	138,000	138,136
(SOFR + 0.65%), 2.94%, 9/1/2022 (b) (c)	120,000	120,058
(SOFR + 0.70%), 2.99%, 9/1/2022 (b) (c)	62,000	62,071
(SOFR + 0.70%), 2.99%, 9/1/2022 (b) (c)	155,000	155,224
Sheffield Receivables Co. LLC (United Kingdom)
2.40%, 9/22/2022 (b) (e)	51,250	51,172
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.42%), 2.70%, 9/1/2022 (b) (c)	125,000	125,032
1.20%, 9/6/2022 (b) (e)	16,000	15,994
1.92%, 10/28/2022 (b) (e)	163,000	162,355
Sumitomo Mitsui Trust Bank Ltd. (Japan)
2.90%, 11/1/2022 (b) (e)	135,000	134,386
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 2.48%, 9/1/2022 (b) (c)	50,000	49,998
(SOFR + 0.40%), 2.68%, 9/1/2022 (b) (c)	142,000	142,000
(SOFR + 0.59%), 2.88%, 9/1/2022 (b) (c)	160,000	160,176
(SOFR + 0.70%), 2.99%, 9/1/2022 (b) (c)	40,000	40,076
1.41%, 9/15/2022 (b) (e)	139,000	138,865
1.95%, 10/28/2022 (b) (e)	265,000	263,929
4.04%, 8/21/2023 (b) (e)	65,000	62,337
Thunder Bay Funding LLC
(SOFR + 0.40%), 2.68%, 9/1/2022 (b) (c)	50,000	50,017
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.55%), 2.83%, 9/1/2022 (b) (c)	200,000	200,040
UBS AG (Switzerland)
(SOFR + 0.23%), 2.52%, 9/1/2022 (b) (c)	88,000	88,007
(SOFR + 0.42%), 2.71%, 9/1/2022 (b) (c)	25,000	25,004
(SOFR + 0.57%), 2.86%, 9/1/2022 (b) (c)	125,000	125,073
(SOFR + 0.62%), 2.91%, 9/1/2022 (b) (c)	200,000	200,210
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.18%), 2.46%, 9/1/2022 (b) (c)	25,000	24,999
(SOFR + 0.19%), 2.48%, 9/1/2022 (b) (c)	100,000	99,999
(SOFR + 0.40%), 1.00%, 10/3/2022 (b) (c)	85,000	85,000
Westpac Banking Corp. (Australia)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b) (c)	100,000	100,021
1.15%, 9/6/2022 (b) (e)	13,000	12,995
0.20%, 9/8/2022 (b) (e)	57,000	56,971
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Westpac Securities NZ Ltd. (New Zealand)
1.91%, 11/2/2022 (b) (e)	83,000	82,617
2.25%, 12/2/2022 (b) (e)	35,000	34,741
Total Commercial Paper (Cost $14,610,942)		14,611,502
Time Deposits — 19.1%
Agricultural Bank of China Ltd.
2.35%, 9/1/2022	290,000	290,000
2.38%, 9/2/2022	200,000	200,000
2.38%, 9/7/2022	125,000	125,000
Australia & New Zealand Banking Group Ltd. 2.32%, 9/7/2022	775,000	775,000
Canadian Imperial Bank of Commerce 2.30%, 9/1/2022	140,000	140,000
China Construction Bank Corp. 2.35%, 9/1/2022	150,000	150,000
Cooperatieve Rabobank UA 2.32%, 9/2/2022	600,000	600,000
Credit Agricole Corporate and Investment Bank (France)
2.35%, 9/2/2022	500,000	500,000
2.35%, 9/7/2022	250,000	250,000
DBS Bank Ltd.
2.32%, 9/2/2022	200,000	200,000
2.32%, 9/2/2022	200,000	200,000
2.32%, 9/6/2022	100,000	100,000
Erste Group Bank AG 2.32%, 9/1/2022	1,775,000	1,775,000
First Abu Dhabi Bank USA NV
2.32%, 9/1/2022	720,000	720,000
2.32%, 9/1/2022	500,000	500,000
ING Bank NV
2.30%, 9/1/2022	200,000	200,000
2.30%, 9/2/2022	500,000	500,000
2.31%, 9/6/2022	500,000	500,000
2.31%, 9/7/2022	150,000	150,000
Mizuho Bank Ltd. 2.32%, 9/1/2022	645,000	645,000
National Bank of Canada (Canada) 2.38%, 9/1/2022	250,000	250,000
Skandinaviska Enskilda Banken AB
2.31%, 9/1/2022	1,500,000	1,500,000
2.31%, 9/1/2022	1,000,000	1,000,000
Total Time Deposits (Cost $11,270,000)		11,270,000
SEE NOTES TO FINANCIAL STATEMENTS.

21	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bills, 1.27%, 10/20/2022 (e)(Cost $990,301)	992,000	988,654
Total Short Term Investments (Cost $45,451,830)		45,448,864
Total Investments — 99.6% (Cost $58,674,946) *		58,671,780
Other Assets Less Liabilities — 0.4%		222,809
NET ASSETS — 100.0%		58,894,589

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Right
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(e)	The rate shown is the effective yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	22

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 61.1%
Alaska — 2.2%
Alaska Housing Finance Corp., Home Mortgage, Rev., VRDO, LIQ : State Street Bank & Trust, 1.68%, 9/8/2022 (a)	15,710	15,710
City of Valdez, Exxon Pipeline Co. Project
Rev., VRDO, 1.00%, 9/1/2022 (a)	12,750	12,750
Rev., VRDO, 1.00%, 9/1/2022 (a)	5,150	5,150
Series 1993-B, Rev., VRDO, 1.00%, 9/1/2022 (a)	5,935	5,935
		39,545
Arizona — 0.5%
Industrial Development Authority of the City of Phoenix (The), Mayo Clinic, Rev., VRDO, LIQ : Northern Trust Co., 0.98%, 9/1/2022 (a)	5,360	5,360
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	1,400	1,400
Rev., VRDO, LOC : Bank of America NA, 1.75%, 9/8/2022 (a) (b)	2,760	2,760
		9,520
California — 1.7%
RBC Municipal Products, Inc. Trust, Floater Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.82%, 12/1/2022 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	6,515	6,515
GO, VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	1,065	1,065
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	7,500	7,500
Series 2018-ZF0679, Rev., VRDO, LIQ : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	5,265	5,265
Rev., VRDO, LOC : Bank of America NA, 1.72%, 9/8/2022 (a) (b)	5,460	5,460
		30,805
Colorado — 0.7%
City of Colorado Springs, Utilities System Improvement, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.69%, 9/8/2022 (a)	9,465	9,465
Tender Option Bond Trust Receipts/Certificates, COP, VRDO, LIQ : Bank of America NA, 1.76%, 9/8/2022 (a) (b)	3,615	3,615
		13,080
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — 0.6%
RBC Municipal Products, Inc. Trust, Floater Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.85%, 10/3/2022 (a) (b)	10,000	10,000
District of Columbia — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	1,790	1,790
Florida — 8.0%
City of Jacksonville, Florida Power and Light Co., Project Series 1995, Rev., VRDO, 1.17%, 9/1/2022 (a)	15,000	15,000
City of Jacksonville, Health Care Facilities, Baptist Health, Rev., VRDO, 1.68%, 9/8/2022 (a)	8,000	8,000
County of Martin, Florida Power and Light Company Project Series 2022, Rev., VRDO, 1.68%, 9/8/2022 (a)	20,000	20,000
County of St. Lucie, Power and Light Co. Project, Rev., VRDO, 1.16%, 9/1/2022 (a)	23,775	23,775
Highlands County Health Facilities Authority, Adventist Health System
Rev., VRDO, 1.63%, 9/8/2022 (a)	7,150	7,150
Rev., VRDO, 1.67%, 9/8/2022 (a)	8,505	8,505
RBC Municipal Products, Inc. Trust, Floater Certificates
Rev., VRDO, LOC : Royal Bank of Canada, 1.87%, 9/1/2022 (a)	5,665	5,665
Rev., VRDO, LOC : Royal Bank of Canada, 1.87%, 1/3/2023 (a)	17,500	17,500
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	7,500	7,500
Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	2,155	2,155
Series 2022-XM0988, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	9,375	9,375
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	4,745	4,745
Rev., VRDO, AGM - CR, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	900	900
Series 2022-XF1342, GO, VRDO, LIQ : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	2,665	2,665
Series 2022-YX1216, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	8,735	8,735
		141,670
SEE NOTES TO FINANCIAL STATEMENTS.

23	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 0.6%
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	2,310	2,310
Rev., VRDO, LIQ : TD Bank NA, 1.72%, 9/8/2022 (a) (b)	3,000	3,000
Series 2022-ZL0308, Rev., VRDO, LOC : Royal Bank of Canada, 1.72%, 9/8/2022 (a) (b)	1,875	1,875
Series 2022-ZL0309, Rev., VRDO, LOC : Royal Bank of Canada, 1.72%, 9/8/2022 (a) (b)	2,380	2,380
		9,565
Idaho — 0.6%
Idaho Health Facilities Authority, St. Luke's Health System, Rev., VRDO, LOC : U.S. Bank NA, 1.15%, 9/1/2022 (a)	760	760
Idaho Health Facilities Authority, Trinity Health Credit Group, Rev., 1.60%, 11/1/2022 (a)	7,000	6,988
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0374, Rev., VRDO, LOC : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	2,180	2,180
		9,928
Illinois — 2.7%
Illinois Finance Authority, St. Ignatius College Prep Project, Rev., VRDO, LOC : PNC Bank NA, 1.51%, 9/8/2022 (a)	4,800	4,800
Illinois Finance Authority, The University of Chicago Medical Center
Series 2010B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.03%, 9/1/2022 (a)	3,445	3,445
Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.68%, 9/8/2022 (a)	1,150	1,150
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0311, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	13,835	13,835
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	1,800	1,800
Series 2015-XF1009, Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	6,490	6,490
Series 2022-YX1226, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	4,575	4,575
GO, VRDO, LIQ : Bank of America NA, 1.72%, 9/8/2022 (a) (b)	4,050	4,050
		47,645
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — 0.6%
Indiana Finance Authority, Parkview Health System, Inc. Rev., VRDO, 1.05%, 9/01/2022 (a)	11,050	11,050
Iowa — 2.1%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 1.77%, 9/8/2022 (a) (b)	23,420	23,420
Iowa Finance Authority, Holy Family Catholic Schools, Rev., VRDO, LOC : U.S. Bank NA, 1.10%, 9/1/2022 (a)	2,500	2,500
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project, Rev., VRDO, 1.70%, 9/8/2022 (a)	200	200
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : U.S. Bank NA, 1.65%, 9/8/2022 (a)	1,200	1,200
Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.69%, 9/8/2022 (a)	700	700
Rev., VRDO, GNMA / FNMA / FHLMC, 1.69%, 9/08/2022 (a)	9,675	9,675
		37,695
Kentucky — 0.5%
RBC Municipal Products, Inc. Trust, Floater Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.87%, 11/1/2022 (a) (b)	6,300	6,300
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, AGM, LIQ : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	2,800	2,800
		9,100
Louisiana — 1.2%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Rev., VRDO, 1.01%, 9/1/2022 (a)	14,900	14,900
Series 2010A, Rev., VRDO, 1.01%, 9/1/2022 (a)	6,820	6,820
		21,720
Maryland — 1.5%
Maryland Economic Development Corp., Howard Hughes Medical Institute Series 2008A, Rev., VRDO, 1.40%, 9/8/2022 (a)	3,305	3,305
RBC Municipal Products, Inc. Trust, Floater Certificates Rev., VRDO, 1.87%, 1/03/2023 (a) (b)	15,115	15,115
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	24

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LOC : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	2,851	2,851
Rev., VRDO, LIQ : Morgan Stanley Bank, 1.72%, 9/8/2022 (a) (b)	4,000	4,000
Rev., VRDO, LIQ : Bank of America NA, 1.73%, 9/8/2022 (a) (b)	1,590	1,590
		26,861
Massachusetts — 2.4%
Nauset Regional School District, GO, BAN, 2.75%, 9/28/2022	12,000	12,003
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022-E-144, GO, RAN, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	15,000	15,000
Rib Floater Trust Various States
Series 2022-020, Rev., VRDO, LIQ : Barclays Bank plc, 1.09%, 9/1/2022 (a) (b)	7,500	7,500
Series 2022-021, Rev., VRDO, LIQ : Barclays Bank plc, 1.09%, 9/1/2022 (a) (b)	7,500	7,500
		42,003
Michigan — 0.6%
L'Anse Creuse Public Schools, School Building and Site, GO, VRDO, Q-SBLF, LOC : TD Bank NA, 1.69%, 9/8/2022 (a)	8,310	8,310
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1194, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	2,700	2,700
		11,010
Mississippi — 4.3%
County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 1.00%, 9/1/2022 (a)	200	200
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Rev., VRDO, 1.45%, 9/8/2022 (a)	400	400
Mississippi Business Finance Corp., Chevron USA, Inc., Project Series B, Rev., VRDO, 1.45%, 9/8/2022 (a)	3,740	3,740
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Rev., VRDO, 1.00%, 9/01/2022 (a)	32,230	32,230
Rev., VRDO, 1.00%, 9/01/2022 (a)	15,365	15,365
Series 2007E, Rev., VRDO, 1.00%, 9/1/2022 (a)	1,450	1,450
Series 2011 B, Rev., VRDO, 1.00%, 9/1/2022 (a)	655	655
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2011D, Rev., VRDO, 1.00%, 9/1/2022 (a)	1,500	1,500
Series B, Rev., VRDO, 1.00%, 9/1/2022 (a)	300	300
Series G, Rev., VRDO, 1.00%, 9/1/2022 (a)	20,105	20,105
		75,945
Missouri — 3.3%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ : BJC Health System, 1.63%, 9/8/2022 (a)	9,030	9,030
Rev., VRDO, LIQ : U.S. Bank NA, 1.67%, 9/8/2022 (a)	9,600	9,600
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.15%, 9/1/2022 (a)	5,915	5,915
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project, Rev., VRDO, LIQ : PNC Bank NA, 1.03%, 9/1/2022 (a)	24,100	24,100
RBC Municipal Products, Inc. Trust, Floater Certificates
Rev., VRDO, LOC : Royal Bank of Canada, 1.72%, 9/8/2022 (a)	4,950	4,950
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.72%, 9/8/2022 (a) (b)	5,000	5,000
		58,595
Nebraska — 0.2%
County of Washington, Cargill, Inc., Recovery Zone Facility Project, Rev., VRDO, 1.70%, 9/8/2022 (a)	1,500	1,500
Saline County Hospital Authority No. 1, Bryanlgh Medical Centre Series 2008C, Rev., VRDO, LOC : U.S. Bank NA, 1.15%, 9/1/2022 (a)	2,385	2,385
		3,885
Nevada — 0.1%
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	1,000	1,000
New Hampshire — 0.6%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

25	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 8.7%
City of New York, Fiscal Year 2017, GO, VRDO, LOC : Bank of the West, 1.06%, 9/1/2022 (a)	15,755	15,755
City of New York, Fiscal Year 2018 Series B, Subseries B-4, GO, VRDO, LIQ : Barclays Bank plc, 1.08%, 9/1/2022 (a)	8,355	8,355
Metropolitan Transportation Authority, Dedicated Tax Fund
Subseries 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	14,215	14,215
Rev., VRDO, LOC : PNC Bank NA, 1.68%, 9/8/2022 (a)	2,525	2,525
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, LIQ : TD Bank NA, 1.03%, 9/1/2022 (a)	20,000	20,000
Series AA, Subseries AA-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.03%, 9/1/2022 (a)	25,915	25,915
Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust, 1.05%, 9/1/2022 (a)	400	400
New York City Municipal Water Finance Authority, Water And Sewer System
Subseries 2012A-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.03%, 9/1/2022 (a)	7,205	7,205
Rev., VRDO, LIQ : UBS AG, 1.08%, 9/1/2022 (a)	17,425	17,425
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries A-4, Rev., VRDO, LIQ : Barclays Bank plc, 1.08%, 9/1/2022 (a)	3,000	3,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.65%, 9/8/2022 (a)	10,510	10,510
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.10%, 9/1/2022 (a)	18,950	18,950
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	2,220	2,220
Series 2022-XF1354, Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	2,325	2,325
Series 2022-ZL0250, GO, VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	3,795	3,795
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	1,215	1,215
Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	350	350
		154,160
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 2.8%
City of Raleigh, Downtown Improvement Projects
COP, VRDO, LIQ : PNC Bank NA, 1.56%, 9/8/2022 (a)	5,600	5,600
Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 1.56%, 9/8/2022 (a)	8,500	8,500
Lower Cape Fear Water and Sewer Authority, Bladen Bluffs Project Series 2010, Rev., VRDO, LOC : Cooperative Rabobank, 1.70%, 9/8/2022 (a)	13,675	13,675
North Carolina Medical Care Commission, Moses Cone Health System Series 2001B, Rev., VRDO, LIQ : Bank of Montreal, 1.06%, 9/1/2022 (a)	5,055	5,055
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 1.70%, 9/8/2022 (a)	5,750	5,750
University of North Carolina, Hospital at Chapel Hill Series B, Rev., VRDO, LIQ : TD Bank NA, 1.00%, 9/1/2022 (a)	11,500	11,500
		50,080
North Dakota — 0.5%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Rev., VRDO, LIQ : TD Bank NA, 1.68%, 9/8/2022 (a)	6,900	6,900
Tender Option Bond Trust Receipts/Certificates, COP, VRDO, AGM, LOC : TD Bank NA, 1.71%, 9/8/2022 (a) (b)	2,560	2,560
		9,460
Ohio — 2.2%
County of Montgomery, Premier Health Partners Series 2019C, Rev., VRDO, LOC : PNC Bank NA, 1.08%, 9/1/2022 (a)	1,155	1,155
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.04%, 9/1/2022 (a)	15,000	15,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	2,065	2,065
Rev., VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	9,000	9,000
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, LIQ : U.S. Bank NA, 1.15%, 9/1/2022 (a)	12,100	12,100
		39,320
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	26

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	1,370	1,370
Pennsylvania — 0.3%
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LIQ : Bank of America NA, 1.71%, 9/8/2022 (a)	4,420	4,420
South Carolina — 0.4%
RBC Municipal Products, Inc. Trust, Floater Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.87%, 10/3/2022 (a) (b)	5,000	5,000
South Carolina Public Service Authority, Rev., VRDO, LOC : Bank of America NA, 1.50%, 9/8/2022 (a)	1,345	1,345
		6,345
South Dakota — 0.6%
South Dakota Housing Development Authority Series A, Rev., VRDO, LIQ : FHLB, 1.69%, 9/8/2022 (a)	9,830	9,830
Tennessee — 0.2%
City of Chattanooga, Electric System Series 2015A, Rev., 5.00%, 9/1/2022	1,000	1,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	2,000	2,000
		3,000
Texas — 4.3%
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 1.01%, 9/1/2022 (a)	1,920	1,920
RBC Municipal Products, Inc. Trust, Floater Certificates
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	6,500	6,500
Rev., VRDO, LOC : Royal Bank of Canada, 1.87%, 1/3/2023 (a) (b)	9,000	9,000
State of Texas, Veterans
GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (a)	11,950	11,950
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (a)	3,610	3,610
Series 2015 A, GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (a)	5,480	5,480
State of Texas, Veterans Housing Assistance Program, GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (a)	5,955	5,955
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.00%, 9/1/2022 (a)	7,525	7,525
Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 1.04%, 9/1/2022 (a)	1,000	1,000
Tender Option Bond Trust Receipts/Certificates
GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	3,840	3,840
GO, VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	3,335	3,335
Series 2022-XF1366, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	2,850	2,850
Series 2022-XG0399, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	1,500	1,500
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	3,440	3,440
Series 2022-XM0987, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	3,400	3,400
Rev., VRDO, LIQ : TD Bank NA, 1.72%, 9/8/2022 (a) (b)	4,000	4,000
		75,305
Utah — 0.9%
County of Utah, IHC Health Services, Inc., Rev., VRDO, LIQ : TD Bank NA, 1.00%, 9/1/2022 (a)	9,490	9,490
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Royal Bank of Canada, 1.71%, 9/1/2022 (a) (b)	3,000	3,000
Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	3,425	3,425
		15,915
Virginia — 2.4%
Albemarle County Economic Development Authority, Sentara Martha Jeffers, Rev., VRDO, LIQ : TD Bank NA, 1.08%, 9/1/2022 (a)	12,200	12,200
Loudoun County Economic Development Authority, Howard Hughes Medical Institute
Rev., VRDO, 1.40%, 9/8/2022 (a)	4,265	4,265
Rev., VRDO, 1.48%, 9/8/2022 (a)	4,845	4,845
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	6,985	6,985
Series 2022-XG0369, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	2,000	2,000
SEE NOTES TO FINANCIAL STATEMENTS.

27	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	2,250	2,250
Rev., VRDO, LIQ : TD Bank NA, 1.72%, 9/8/2022 (a) (b)	10,665	10,665
		43,210
Washington — 0.7%
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022-E-153, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	11,875	11,875
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0380, Rev., VRDO, LOC : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	1,230	1,230
		13,105
Wisconsin — 1.9%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	5,530	5,530
Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	6,745	6,745
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group, Rev., VRDO, LIQ : U.S. Bank NA, 1.65%, 9/8/2022 (a)	22,000	22,000
		34,275
Total Municipal Bonds (Cost $1,082,228)		1,082,207
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.4%
California — 0.4%
Nuveen California AMT-Free Quality Municipal Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.70%, 9/8/2022# (b)	7,000	7,000
		7,000
New York — 1.8%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 1.72%, 9/8/2022# (b)	15,000	15,000
Series 2, LIQ : Royal Bank Of Canada, 1.72%, 9/8/2022# (b)	16,600	16,600
		31,600
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — 4.2%
Nuveen AMT-Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.72%, 9/8/2022# (b)	16,700	16,700
Series 5, LIQ : Societe Generale, 1.72%, 9/8/2022# (b)	17,400	17,400
Nuveen AMT-Free Quality Municipal Income Fund
Series 5, LOC : Sumitomo Mitsui Banking Corp., 1.72%, 9/8/2022# (b)	5,000	5,000
Series 3-PFD, LIQ : TD Bank NA, 1.72%, 9/8/2022# (b)	5,000	5,000
Series 4-4895, LIQ : Barclays Bank Plc, 1.72%, 9/8/2022# (b)	30,000	30,000
		74,100
Total Variable Rate Demand Preferred Shares (Cost $112,700)		112,700
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 32.5%
Commercial Paper — 32.5%
Alachua County Health Facilities Authority
Series 08-A, 1.92%, 10/13/2022	6,240	6,239
Board of Regents of the University of Texas System
Series A, 1.10%, 9/6/2022	5,000	4,999
Series A, 1.09%, 9/12/2022	25,000	24,995
Series A, 1.55%, 9/21/2022	5,000	4,999
Series A, 1.75%, 10/4/2022	16,700	16,695
Series A, 1.93%, 10/4/2022	5,000	5,000
Series A, 1.70%, 10/6/2022	10,000	9,997
Series A, 1.75%, 10/7/2022	15,000	14,995
Series A, 2.22%, 1/4/2023	5,000	4,999
Boston Water and Sewer Commission
Series A, 1.20%, 9/7/2022	5,500	5,499
California Statewide Communities Development Authority
Series 08-B, 1.50%, 9/7/2022	7,000	6,999
Series 08-C, 1.60%, 10/4/2022	7,000	7,000
Series 08-C, 1.60%, 10/5/2022	5,000	4,997
Series 9B-3, 1.70%, 10/12/2022	10,000	9,996
Series 9B-4, 1.47%, 10/19/2022	5,000	4,996
Series B-5, 1.80%, 12/6/2022	8,750	8,744
Series 9B-1, 1.90%, 12/7/2022	10,000	9,993
Series 9B-4, 2.00%, 12/14/2022	10,000	9,997
Series D, 2.05%, 12/15/2022	3,000	3,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	28

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
City of Garland, Water and Sewer System
Series 2015, 1.25%, 9/7/2022	5,000	5,000
Series 2015, 2.05%, 11/22/2022	10,000	10,000
City of Houston
Series G-2, 1.55%, 9/15/2022	10,000	9,998
Series E-1, 1.50%, 9/22/2022	5,000	4,998
Series G-2, 1.88%, 9/22/2022	5,000	4,999
Series H-2, 1.80%, 10/4/2022	10,000	9,998
City of Jacksonville, Pollution Control
Series 94, 1.95%, 10/4/2022	10,000	10,000
Series 92, 1.95%, 10/4/2022	10,000	10,000
City of Memphis
Series A, 1.40%, 9/1/2022	7,700	7,700
Series A, 1.90%, 10/4/2022	10,000	9,999
City of Philadelphia, Water and Wastewater
Series B, 2.00%, 10/6/2022	3,000	3,000
City Of Rochester, Health Care Facilities
Series 2011, 1.85%, 9/12/2022	8,000	8,000
City of San Antonio, Electric and Gas Systems
Series C, 1.35%, 9/29/2022	5,000	4,998
Series C, 2.00%, 11/17/2022	20,000	20,000
County of Montgomery
Series 10-A, 1.18%, 9/19/2022	10,000	9,996
Series 10-B, 1.33%, 10/4/2022	8,000	7,995
County of York
Series 2000, 1.50%, 9/1/2022	21,000	21,000
East Bay Municipal Utility District
Series A-2, 1.60%, 10/4/2022	13,640	13,636
Series A-1, 1.40%, 10/5/2022	10,000	9,994
Series A-2, 1.80%, 10/5/2022	6,200	6,199
Harris County Flood Control District
Series H-2, 1.83%, 9/8/2022	4,000	4,000
Harris County Toll Road Authority (The)
Series K, 1.83%, 9/8/2022	700	700
Health and Educational Facilities Authority of the State of Missouri
Series 14-C, 1.50%, 10/12/2022	10,000	9,992
Indiana Finance Authority
Series D-2, 1.15%, 9/12/2022	12,000	11,997
King County Housing Authority
Series A, 1.91%, 9/28/2022	10,000	10,000
Los Angeles County Metropolitan Transportation Authority
Series A, 1.65%, 10/5/2022	8,333	8,330
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Lower Colorado River Authority
Series B, 1.83%, 9/20/2022	4,088	4,087
Series B, 1.40%, 10/4/2022	5,000	4,997
Metropolitan Government of Nashville and Davidson County, Water and Sewer
Series 2022, 1.25%, 9/7/2022	5,000	5,000
Series 2022, 1.65%, 10/5/2022	13,000	12,993
Omaha Public Power District
Series A, 1.06%, 9/13/2022	5,000	4,999
Series A, 1.83%, 9/20/2022	9,950	9,949
Series A, 1.90%, 10/12/2022	6,000	5,999
Series A, 1.91%, 10/13/2022	7,000	6,999
Regents of the University of Michigan
Series B, 1.75%, 10/6/2022	18,000	17,995
Regents of the University of Minnesota
Series F, 1.88%, 9/20/2022	11,925	11,924
San Diego County Water Authority
Series 10, 1.60%, 10/4/2022	8,000	7,997
San Francisco City and County Public Utilities Commission
Series A-1, 1.30%, 9/13/2022	10,000	9,998
Series A-6, 1.35%, 9/13/2022	11,500	11,498
Southwestern Illinois Development Authority
Series 17-B, 1.89%, 10/6/2022	5,000	4,999
Stafford County & Staunton Industrial Development Authority
Series 8-A1, 2.04%, 9/22/2022	205	205
State of California
Series A-2, 1.15%, 9/13/2022	11,250	11,248
Series A-1, 1.88%, 10/4/2022	3,135	3,135
Texas Public Finance Authority
Series 19, 1.93%, 10/13/2022	1,000	1,000
Series 19, 1.95%, 10/13/2022	5,000	5,000
University of Minnesota
Series 07-C, 1.87%, 9/21/2022	5,500	5,499
Series G, 1.90%, 10/12/2022	6,975	6,973
University of Washington
Series A, 1.68%, 9/7/2022	10,000	9,999
Upper Trinity Regional Water District
Series A, 1.14%, 9/7/2022	17,200	17,198
Total Commercial Paper (Cost $576,491)		576,359
Total Short Term Investments (Cost $576,491)		576,359
SEE NOTES TO FINANCIAL STATEMENTS.

29	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.0% (Cost $1,771,419)		1,771,266
Other Assets Less Liabilities — 0.0% ^		579
NET ASSETS — 100.0%		1,771,845

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2022.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	30

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 8.9%
Alaska — 1.2%
Alaska Housing Finance Corp., State Capital Project, Rev., VRDO, 2.40%, 9/8/2022 (a)	14,710	14,710
California — 4.0%
Metropolitan Water District of Southern California, Waterworks
Series C-1, Rev., VRDO, LIQ : TD Bank NA, 2.33%, 9/8/2022 (a)	30,000	30,000
Series C-2, Rev., VRDO, LIQ : PNC Bank NA, 2.33%, 9/8/2022 (a)	10,000	10,000
Rev., VRDO, LIQ : Bank of America NA, 2.38%, 9/8/2022 (a)	10,000	10,000
		50,000
Hawaii — 0.5%
State of Hawaii GO, 0.25%, 10/01/2022	5,750	5,737
Michigan — 2.9%
Michigan Finance Authority, School Loan Revolving Fund, Rev., VRDO, LOC : Bank of America NA, 2.33%, 9/8/2022 (a)	21,900	21,900
Michigan Finance Authority, School Loan Revolving Fund, Federally Taxable, Rev., VRDO, LOC : PNC Bank NA, 2.34%, 9/8/2022 (a)	14,700	14,700
		36,600
New York — 0.3%
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Rev., VRDO, LOC : Bank of America NA, 2.33%, 9/8/2022 (a)	3,240	3,240
Total Municipal Bonds (Cost $110,300)		110,287
Repurchase Agreements — 0.8%
Societe Generale SA, 2.49%, dated 8/31/2022, due 9/7/2022, repurchase price $10,005, collateralized by Asset-Backed Securities, 2.74%, due 7/25/2036, Collateralized Mortgage Obligations, 2.16% - 6.01%, due 10/15/2036 - 12/25/2046, Corporate Notes and Bonds, 2.70% - 6.00%, due 11/15/2022 - 4/15/2058^, FNMA, 6.19% - 7.43%, due 10/25/2030 - 3/25/2042, Sovereign Government Securities, 4.25% - 7.25%, due 4/14/2026 - 9/21/2047 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $10,792.^ (Cost $10,000)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 90.4%
Commercial Paper — 51.6%
Atlantic Asset Securitization LLC
2.94%, 11/15/2022 (b)	2,000	1,988
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.28%), 2.57%, 9/1/2022 (b) (c)	30,000	30,003
(SOFR + 0.41%), 2.70%, 9/1/2022 (b) (c)	25,000	25,009
Autobahn Funding Co. LLC
2.34%, 9/1/2022 (b)	21,000	20,999
Bank of Montreal (Canada)
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	10,000	10,003
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.60%), 2.89%, 9/1/2022 (b) (c)	25,000	24,998
Barclays Bank plc (United Kingdom)
2.36%, 9/1/2022 (b)	25,000	24,998
Barton Capital SA (France)
2.99%, 11/18/2022 (b)	10,000	9,934
BNP Paribas SA (France)
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	10,000	10,003
BNZ International Funding Ltd. (New Zealand)
2.35%, 9/2/2022 (b)	2,500	2,500
BPCE SA (France)
(SOFR + 0.37%), 2.66%, 9/1/2022 (b) (c)	30,000	30,009
China Construction Bank Corp. (China)
2.34%, 9/1/2022 (b)	55,000	54,996
Commonwealth Bank of Australia (Australia)
0.27%, 10/14/2022 (b)	50,000	49,849
Cooperatieve Rabobank UA (Netherlands)
2.31%, 9/1/2022	25,000	24,998
Credit Agricole Corporate and Investment Bank (France)
3.03%, 11/22/2022	4,615	4,583
DBS Bank Ltd. (Singapore)
1.91%, 10/28/2022 (b)	15,000	14,935
First Abu Dhabi Bank PJSC (United Arab Emirates)
3.13%, 12/15/2022 (b)	15,000	14,865
Industrial & Commercial Bank of China Ltd. (China)
2.34%, 9/1/2022 (b)	55,000	54,996
Landesbank Baden-Wurttemberg (Germany)
2.30%, 9/1/2022	56,000	55,996
LMA-Americas LLC
2.35%, 9/1/2022 (b)	11,439	11,438
Macquarie Bank Ltd. (Australia)
(SOFR + 0.40%), 2.68%, 9/1/2022 (b) (c)	1,500	1,500
SEE NOTES TO FINANCIAL STATEMENTS.

31	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Mitsubishi UFJ Trust & Banking Corp. (Japan)
3.00%, 11/14/2022 (b)	7,500	7,457
National Australia Bank Ltd. (Australia)
1.96%, 11/1/2022 (b)	20,000	19,909
Nieuw Amsterdam Receivables Corp.
2.89%, 11/16/2022 (b)	4,525	4,497
Nordea Bank Abp (Finland)
2.00%, 10/21/2022 (b)	3,000	2,989
Royal Bank of Canada (Canada)
(SOFR + 0.51%), 2.80%, 9/1/2022 (b) (c)	25,000	25,018
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.42%), 2.70%, 9/1/2022 (b) (c)	15,000	15,004
1.92%, 10/28/2022 (b)	15,000	14,941
Svenska Handelsbanken AB (Sweden)
0.27%, 10/18/2022 (b)	50,000	49,837
UBS AG (Switzerland)
(SOFR + 0.57%), 2.86%, 9/1/2022 (b) (c)	10,000	10,006
Victory Receivables Corp.
2.90%, 11/7/2022 (b)	10,629	10,570
Total Commercial Paper (Cost $639,135)		638,828
Certificates of Deposits — 22.9%
Barclays Bank plc (United Kingdom) (SOFR + 0.47), 2.75%, 9/1/2022 (c)	30,000	30,007
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.40), 2.69%, 9/1/2022 (c)	10,000	10,003
Cooperatieve Rabobank UA (Netherlands) (SOFR + 0.42), 2.71%, 9/1/2022 (c)	20,000	20,005
Credit Agricole Corporate and Investment Bank (France) , 3.10%, 12/8/2022	15,000	14,999
KBC Bank NV (Belgium) , 2.99%, 11/29/2022	20,000	19,994
Natixis SA (France) , 1.95%, 10/31/2022	10,000	9,988
Nordea Bank Abp (Finland) , 2.21%, 12/1/2022	25,000	24,954
Royal Bank of Canada (Canada) (US Federal Funds Effective Rate (continuous series) + 0.49), 2.82%, 9/1/2022 (c)	10,000	10,008
Shinhan Bank (South Korea) , 0.25%, 10/6/2022	37,000	36,919
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.33%), 2.62%, 9/1/2022 (c)	25,000	25,002
(SOFR + 0.37%), 2.66%, 9/1/2022 (c)	20,000	20,002
(SOFR + 0.42%), 2.71%, 9/1/2022 (c)	10,000	10,002
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.30), 2.59%, 9/1/2022 (c)	21,000	21,002
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Svenska Handelsbanken AB (Sweden) , 4.03%, 8/22/2023	10,000	9,986
Woori Bank (South Korea) , 3.02%, 11/1/2022 (b)	20,000	20,010
Total Certificates of Deposit (Cost $283,000)		282,881
Time Deposits — 15.1%
Credit Agricole Corporate and Investment Bank 2.30%, 9/1/2022	12,345	12,345
Erste Group Bank AG 2.32%, 9/1/2022	50,000	50,000
First Abu Dhabi Bank USA NV 2.32%, 9/1/2022	35,000	35,000
Mizuho Bank Ltd. 2.32%, 9/1/2022	50,000	50,000
Natixis SA 2.31%, 9/1/2022	15,000	15,000
Skandinaviska Enskilda Banken AB 2.31%, 9/1/2022	25,000	25,000
Total Time Deposits (Cost $187,345)		187,345
U.S. Treasury Obligations — 0.8%
U.S. Treasury Bills, 2.93%, 12/20/2022 (d)(Cost $9,912)	10,000	9,908
Total Short Term Investments (Cost $1,119,392)		1,118,962
Total Investments — 100.1% (Cost $1,239,692)		1,239,249
Liabilities in Excess of Other Assets — (0.1)%		(1,456)
NET ASSETS — 100.0%		1,237,793

Percentages indicated are based on net assets.

Abbreviations
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	32

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2022.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(d)	The rate shown is the effective yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

33	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 20.6%
Barclays Capital, Inc., 2.54%, dated 8/31/2022, due 10/5/2022, repurchase price $30,074, collateralized by Asset-Backed Securities, 0.00% - 6.03%, due 12/15/2026 - 5/25/2065, with a value of $33,000.	30,000	30,000
Barclays Capital, Inc., 2.54%, dated 8/31/2022, due 10/5/2022, repurchase price $50,124, collateralized by Common Stocks, with a value of $55,000.	50,000	50,000
BMO Capital Markets Corp., 2.42%, dated 8/31/2022, due 9/1/2022, repurchase price $20,001, collateralized by Asset-Backed Securities, 0.70% - 3.84%, due 2/20/2025 - 10/25/2040, Corporate Notes and Bonds, 0.00% - 7.88%, due 1/29/2024 - 3/15/2047, FHLMC, 1.00% - 4.00%, due 2/15/2047 - 8/25/2052, FNMA, 2.00% - 6.30%, due 6/25/2031 - 8/25/2052 and Sovereign Government Securities, 0.38% - 1.63%, due 1/22/2025 - 7/29/2025, with a value of $20,912.	20,000	20,000
BNP Paribas SA, 2.40%, dated 8/31/2022, due 9/1/2022, repurchase price $50,003, collateralized by Corporate Notes and Bonds, 3.55% - 5.90%, due 11/15/2032 - 8/1/2042^ and FNMA, 6.54% - 9.04%, due 2/27/2040 - 3/25/2050, with a value of $54,007.	50,000	50,000
BNP Paribas SA, 2.40%, dated 8/31/2022, due 9/2/2022, repurchase price $10,001, collateralized by Asset-Backed Securities, 1.94% - 8.38%, due 4/20/2024 - 3/22/2037, Corporate Notes and Bonds, 1.85% - 6.50%, due 3/11/2026 - 12/1/2052^ and FNMA, 8.18% - 12.78%, due 12/26/2041 - 5/27/2042, with a value of $10,800.	10,000	10,000
BNP Paribas SA, 2.57%, dated 8/31/2022, due 9/21/2022, repurchase price $20,030, collateralized by Corporate Notes and Bonds, 6.75%, due 7/6/2026, with a value of $21,723.	20,000	20,000
BofA Securities, Inc, 2.35%, dated 8/31/2022, due 9/1/2022, repurchase price $50,003, collateralized by Commercial Paper, 0.00%, due 9/14/2022 - 9/29/2022, with a value of $52,500.	50,000	50,000
BofA Securities, Inc, 2.37%, dated 8/31/2022, due 9/1/2022, repurchase price $100,007, collateralized by Corporate Notes and Bonds, 1.79% - 5.50%, due 6/15/2026 - 8/15/2046, with a value of $105,001.	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Securities, Inc, 2.39%, dated 8/31/2022, due 9/1/2022, repurchase price $125,008, collateralized by Corporate Notes and Bonds, 0.00% - 10.50%, due 11/15/2022 - 12/21/2065^, with a value of $135,000.	125,000	125,000
BofA Securities, Inc., 2.69%, dated 8/31/2022, due 10/26/2022, repurchase price $100,262, collateralized by Collateralized Mortgage Obligations, 0.00% - 11.68%, due 11/10/2022 - 12/25/2057 and Commercial Paper, 0.00%, due 10/11/2022, with a value of $107,957.	100,000	100,000
Credit Suisse Securities USA LLC, 2.45%, dated 8/31/2022, due 9/2/2022, repurchase price $135,018, collateralized by Asset-Backed Securities, 0.00% - 9.50%, due 7/25/2027 - 2/15/2054, Collateralized Mortgage Obligations, 3.48%, due 9/25/2058 and Corporate Notes and Bonds, 0.00%, due 2/8/2023, with a value of $148,488.	135,000	135,000
Credit Suisse Securities USA LLC, 2.71%, dated 8/31/2022, due 10/5/2022, repurchase price $40,105, collateralized by Asset-Backed Securities, 4.72% - 7.14%, due 10/15/2029 - 8/20/2051 and Collateralized Mortgage Obligations, 5.39% - 6.36%, due 4/15/2026 - 12/17/2035, with a value of $43,932.	40,000	40,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $1,000,064, collateralized by U.S. Treasury Securities, 1.75%, due 11/15/2029, with a value of $1,000,064.	1,000,000	1,000,000
ING Financial Markets LLC, 2.40%, dated 8/31/2022, due 9/1/2022, repurchase price $15,001, collateralized by Corporate Notes and Bonds, 0.25% - 4.85%, due 3/1/2023 - 8/15/2052, with a value of $15,751.	15,000	15,000
ING Financial Markets LLC, 2.52%, dated 8/31/2022, due 10/21/2022, repurchase price $25,089, collateralized by Common Stocks, with a value of $27,113.	25,000	25,000
ING Financial Markets LLC, 2.55%, dated 8/31/2022, due 10/28/2022, repurchase price $10,041, collateralized by Common Stocks, with a value of $10,845.	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	34

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 2.39%, dated 8/31/2022, due 9/1/2022, repurchase price $25,002, collateralized by Asset-Backed Securities, 3.60% - 5.88%, due 9/15/2028 - 5/28/2069, Corporate Notes and Bonds, 0.25% - 5.38%, due 9/6/2022 - 8/16/2077, Sovereign Government Securities, 3.25% - 4.88%, due 9/21/2025 - 6/10/2044 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $26,255.	25,000	25,000
Societe Generale SA, 2.46%, dated 8/31/2022, due 9/1/2022, repurchase price $60,004, collateralized by Asset-Backed Securities, 2.74% - 7.74%, due 7/15/2024 - 2/28/2041, Collateralized Mortgage Obligations, 2.16% - 6.01%, due 6/15/2034 - 5/25/2060, Corporate Notes and Bonds, 2.80% - 11.50%, due 10/24/2022 - 1/23/2081^, FNMA, 4.59% - 6.64%, due 8/26/2030 - 11/25/2048, Sovereign Government Securities, 4.13% - 10.13%, due 4/15/2024 - 2/17/2028 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $64,726.	60,000	60,000
Societe Generale SA, 2.49%, dated 8/31/2022, due 9/7/2022, repurchase price $65,032, collateralized by Asset-Backed Securities, 2.74% - 7.13%, due 4/22/2025 - 7/25/2036, Collateralized Mortgage Obligations, 3.35% - 6.09%, due 9/28/2036 - 4/15/2050, Corporate Notes and Bonds, 3.35% - 11.63%, due 11/15/2022 - 4/15/2058^, FNMA, 4.59% - 7.43%, due 2/27/2040 - 11/25/2048, Sovereign Government Securities, 4.13% - 6.63%, due 3/22/2024 - 2/17/2045 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $70,065.	65,000	65,000
Societe Generale SA, 2.57%, dated 8/31/2022, due 10/3/2022, repurchase price $50,118, collateralized by Asset-Backed Securities, 2.74% - 6.43%, due 5/25/2027 - 7/25/2036, Collateralized Mortgage Obligations, 2.82% - 6.09%, due 10/15/2036 - 6/17/2048, Corporate Notes and Bonds, 1.97% - 11.50%, due 9/1/2022 - 12/1/2061^, FNMA, 4.59% - 6.53%, due 10/25/2030 - 11/25/2048 and Sovereign Government Securities, 2.13% - 10.13%, due 1/24/2024 - 9/21/2047, with a value of $54,188.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 2.66%, dated 8/31/2022, due 11/4/2022, repurchase price $50,240, collateralized by Asset-Backed Securities, 2.74% - 7.13%, due 4/22/2025 - 7/25/2036, Collateralized Mortgage Obligations, 5.35% - 6.09%, due 7/15/2038 - 1/18/2039, Corporate Notes and Bonds, 1.20% - 9.38%, due 11/15/2022 - 12/29/2049^, FNMA, 5.83% - 6.53%, due 11/25/2041 - 4/25/2042, Sovereign Government Securities, 5.13% - 6.88%, due 10/16/2025 - 6/2/2041 and U.S. Treasury Securities, 0.00%, due 9/15/2022 - 4/20/2023, with a value of $54,006.	50,000	50,000
TD Securities (USA) LLC, 2.40%, dated 8/31/2022, due 9/1/2022, repurchase price $45,003, collateralized by Corporate Notes and Bonds, 1.59% - 5.70%, due 4/3/2028 - 6/15/2052, with a value of $47,272.	45,000	45,000
TD Securities (USA) LLC, 2.43%, dated 8/31/2022, due 9/1/2022, repurchase price $65,004, collateralized by Corporate Notes and Bonds, 2.65% - 6.05%, due 3/15/2025 - 11/15/2034, with a value of $68,255.	65,000	65,000
TD Securities (USA) LLC, 2.43%, dated 8/31/2022, due 9/2/2022, repurchase price $110,015, collateralized by Asset-Backed Securities, 3.70%, due 4/1/2028 and Corporate Notes and Bonds, 1.40% - 7.50%, due 3/15/2023 - 6/1/2052, with a value of $115,885.	110,000	110,000
Wells Fargo Securities LLC, 2.45%, dated 8/31/2022, due 9/1/2022, repurchase price $85,006, collateralized by Certificates of Deposit, 0.00% - 2.67%, due 2/28/2023 - 3/4/2027, with a value of $89,293.	85,000	85,000
Total Repurchase Agreements (Cost $2,335,000)		2,335,000
Municipal Bonds — 0.5%
California — 0.5%
Metropolitan Water District of Southern California, Waterworks
Series C-1, Rev., VRDO, LIQ : TD Bank NA, 2.33%, 9/8/2022 (a)	45,650	45,650
Series C-2, Rev., VRDO, LIQ : PNC Bank NA, 2.33%, 9/8/2022 (a)	10,000	10,000
		55,650
Total Municipal Bonds (Cost $55,650)		55,650
SEE NOTES TO FINANCIAL STATEMENTS.

35	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Notes — 0.2%
Banks — 0.2%
Barclays Bank plc (OBFR + 0.20%), 2.52%, 9/1/2022 (b) (c)(Cost $25,000)	25,000	25,000
Short Term Investments — 80.8%
Commercial Paper — 32.7%
ASB Bank Ltd. (New Zealand)
(SOFR + 0.43%), 2.71%, 9/1/2022 (b) (c)	50,000	50,000
(SOFR + 0.47%), 2.75%, 9/1/2022 (b) (c)	30,000	30,000
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.19%), 2.48%, 9/1/2022 (b) (c)	5,000	5,000
Bank of China Ltd. (China)
2.47%, 9/23/2022	25,000	24,962
Bank of Montreal (Canada)
(SOFR + 0.26%), 2.55%, 9/1/2022 (c)	25,000	25,000
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	25,000	25,000
(US Federal Funds Effective Rate (continuous series) + 0.73%), 3.06%, 9/1/2022 (c)	25,000	25,000
1.20%, 9/7/2022	5,000	4,999
1.43%, 9/14/2022	20,000	19,990
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b) (c)	25,000	25,000
(SOFR + 0.52%), 2.81%, 9/1/2022 (b) (c)	15,000	15,000
(SOFR + 0.52%), 2.81%, 9/1/2022 (b) (c)	50,000	50,000
(SOFR + 0.59%), 2.88%, 9/1/2022 (b) (c)	25,000	25,000
1.20%, 9/6/2022 (b)	5,000	4,999
0.21%, 10/6/2022 (b)	35,000	34,993
Barclays Bank plc (United Kingdom)
2.36%, 9/1/2022 (b)	200,000	200,000
2.97%, 11/15/2022 (b)	50,000	49,693
BNG Bank NV (Netherlands)
2.32%, 9/7/2022 (b)	200,000	199,923
BNP Paribas SA (France)
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	20,000	20,000
3.43%, 2/3/2023	25,000	24,636
BofA Securities, Inc.
3.03%, 12/22/2022	17,000	16,841
BPCE SA (France)
(SOFR + 0.58%), 2.87%, 9/1/2022 (b) (c)	35,000	35,000
(SOFR + 0.59%), 2.88%, 9/1/2022 (b) (c)	50,000	50,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.65%), 2.94%, 9/1/2022 (b) (c)	10,000	10,000
Concord Minutemen Capital Co. LLC
Series A, 2.35%, 9/7/2022 (b)	44,021	44,004
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Cooperatieve Rabobank UA (Netherlands)
2.31%, 9/1/2022	250,000	250,000
Credit Agricole Corporate and Investment Bank (France)
3.05%, 11/23/2022	50,000	49,651
DBS Bank Ltd. (Singapore)
1.91%, 10/27/2022	75,000	74,778
Dexia Credit Local SA (France)
2.56%, 10/20/2022 (b)	20,000	19,931
DNB Bank ASA (Norway)
(SOFR + 0.50%), 2.79%, 9/1/2022 (b) (c)	25,000	25,000
2.35%, 9/26/2022 (b)	50,000	49,918
Fairway Finance Corp.
2.37%, 12/6/2022 (b)	20,000	19,875
Federation des caisses Desjardins du Quebec (The) (Canada)
2.34%, 9/1/2022 (b)	100,000	100,000
(SOFR + 0.40%), 2.73%, 9/1/2022 (b) (c)	18,000	18,000
2.53%, 9/26/2022	25,000	24,956
2.58%, 9/27/2022 (b)	40,000	39,926
First Abu Dhabi Bank PJSC (United Arab Emirates)
(SOFR + 0.44%), 2.73%, 9/1/2022 (b) (c)	20,000	20,000
1.42%, 9/14/2022 (b)	20,000	19,990
2.52%, 9/22/2022 (b)	25,000	24,963
2.50%, 9/23/2022 (b)	50,000	49,924
Goldman Sachs International Bank
(SOFR + 0.34%), 2.63%, 9/1/2022 (b) (c)	11,000	11,000
(SOFR + 0.52%), 2.81%, 9/1/2022 (b) (c)	13,000	13,000
3.00%, 12/14/2022	12,000	11,897
Kreditanstalt fuer Wiederaufbau (Germany)
2.78%, 10/28/2022 (b)	20,000	19,912
Lexington Parker Capital Co. LLC
2.35%, 9/6/2022 (b)	152,845	152,795
Liberty Street Funding LLC
2.30%, 9/1/2022 (b)	55,000	55,000
2.46%, 10/5/2022	50,000	49,884
2.81%, 10/27/2022	25,000	24,891
Lloyds Bank plc (United Kingdom)
2.34%, 9/19/2022	100,000	99,883
Macquarie Bank Ltd. (Australia)
(SOFR + 0.40%), 2.68%, 9/1/2022 (b) (c)	10,000	10,000
(SOFR + 0.45%), 2.73%, 9/1/2022 (b) (c)	25,000	25,000
(SOFR + 0.47%), 2.76%, 9/1/2022 (b) (c)	25,000	25,000
(SOFR + 0.55%), 2.83%, 9/1/2022 (b) (c)	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	36

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.62%), 2.90%, 9/1/2022 (b) (c)	30,000	30,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
3.02%, 11/17/2022 (b)	25,000	24,840
National Australia Bank Ltd. (Australia)
(SOFR + 0.19%), 2.48%, 9/1/2022 (b) (c)	24,000	24,000
1.57%, 10/3/2022 (b)	25,000	24,965
3.84%, 6/16/2023 (b)	12,000	11,643
National Bank of Canada (Canada)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b) (c)	30,000	30,000
2.33%, 9/23/2022 (b)	100,000	99,858
2.46%, 9/30/2022	50,000	49,901
Nederlandse Waterschapsbank NV (Netherlands)
2.35%, 9/21/2022 (b)	200,000	199,739
2.49%, 9/27/2022 (b)	100,000	99,821
Nieuw Amsterdam Receivables Corp.
2.59%, 9/28/2022 (b)	15,000	14,971
Old Line Funding LLC
(SOFR + 0.60%), 2.89%, 9/1/2022 (b) (c)	50,000	50,000
Ontario Teachers' Finance Trust (Canada)
1.98%, 11/10/2022 (b)	12,000	11,954
Regatta Funding Co. LLC
(SOFR + 0.18%), 2.47%, 9/1/2022 (c)	35,000	35,000
Royal Bank of Canada (Canada)
(SOFR + 0.41%), 2.70%, 9/1/2022 (b) (c)	20,000	20,000
(US Federal Funds Effective Rate (continuous series) + 0.55%), 2.88%, 9/1/2022 (b) (c)	20,000	20,000
(SOFR + 0.65%), 2.94%, 9/1/2022 (b) (c)	10,000	10,000
(SOFR + 0.65%), 2.94%, 9/1/2022 (b) (c)	17,000	17,000
(SOFR + 0.66%), 2.95%, 9/1/2022 (b) (c)	25,000	25,000
(SOFR + 0.70%), 2.99%, 9/1/2022 (b) (c)	10,000	10,000
(SOFR + 0.70%), 2.99%, 9/1/2022 (b) (c)	20,000	20,000
0.24%, 10/12/2022 (b)	15,000	14,996
Sheffield Receivables Co. LLC (United Kingdom)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b) (c)	25,000	25,000
2.40%, 9/22/2022 (b)	25,000	24,965
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.58%), 2.87%, 9/1/2022 (b) (c)	25,000	25,000
1.10%, 9/2/2022 (b)	5,000	5,000
1.20%, 9/6/2022 (b)	5,000	4,999
1.92%, 10/28/2022 (b)	15,000	14,955
Sumitomo Mitsui Trust Bank Ltd. (Japan)
2.53%, 10/7/2022 (b)	50,000	49,874
2.90%, 11/1/2022 (b)	20,000	19,902
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 2.48%, 9/1/2022 (b) (c)	10,000	10,000
(SOFR + 0.40%), 2.68%, 9/1/2022 (b) (c)	25,000	25,000
(SOFR + 0.59%), 2.88%, 9/1/2022 (b) (c)	25,000	25,000
(SOFR + 0.70%), 2.99%, 9/1/2022 (b) (c)	7,000	7,000
1.41%, 9/15/2022 (b)	10,000	9,994
1.95%, 10/28/2022 (b)	35,000	34,892
4.04%, 8/21/2023 (b)	11,500	11,062
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.55%), 2.83%, 9/1/2022 (b) (c)	20,000	20,000
Toyota Credit de Puerto Rico Corp.
(SOFR + 0.50%), 2.79%, 9/1/2022 (c)	25,000	25,000
UBS AG (Switzerland)
(SOFR + 0.23%), 2.52%, 9/1/2022 (b) (c)	8,000	8,000
(SOFR + 0.42%), 2.71%, 9/1/2022 (b) (c)	10,000	10,000
(SOFR + 0.57%), 2.86%, 9/1/2022 (b) (c)	14,000	14,000
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.18%), 2.46%, 9/1/2022 (b) (c)	10,000	10,000
(SOFR + 0.40%), 1.00%, 10/3/2022 (b) (c)	15,000	15,000
Victory Receivables Corp.
2.36%, 9/1/2022 (b)	50,000	50,000
Westpac Banking Corp. (Australia)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b) (c)	20,000	20,000
1.15%, 9/6/2022 (b)	5,000	4,999
0.21%, 9/30/2022 (b)	20,000	19,997
Westpac Securities NZ Ltd. (New Zealand)
1.91%, 11/2/2022 (b)	8,000	7,974
2.25%, 12/2/2022 (b)	10,000	9,943
Total Commercial Paper (Cost $3,701,458)		3,701,458
Time Deposits — 28.3%
Agricultural Bank of China Ltd.
2.35%, 9/1/2022	150,000	150,000
2.38%, 9/2/2022	25,000	25,000
2.38%, 9/7/2022	50,000	50,000
Australia & New Zealand Banking Group Ltd. 2.32%, 9/7/2022	225,000	225,000
Cooperatieve Rabobank UA 2.32%, 9/2/2022	100,000	100,000
Credit Agricole Corporate and Investment Bank
2.30%, 9/1/2022	231,523	231,523
2.35%, 9/1/2022	125,000	125,000
2.35%, 9/2/2022	75,000	75,000
DBS Bank Ltd. 2.32%, 9/1/2022	100,000	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

37	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
Erste Group Bank AG 2.32%, 9/1/2022	360,000	360,000
First Abu Dhabi Bank USA NV 2.32%, 9/1/2022	60,000	60,000
Industrial & Commercial Bank of China Ltd. 2.35%, 9/1/2022	200,000	200,000
ING Bank NV
2.30%, 9/2/2022	100,000	100,000
2.31%, 9/7/2022	150,000	150,000
Interfund Lending
3.06%, 9/1/2022	19,256	19,256
3.06%, 9/1/2022	5,873	5,873
Landesbank Hessen-Thueringen Girozentrale 2.33%, 9/7/2022	100,000	100,000
Mizuho Bank Ltd. 2.32%, 9/1/2022	450,000	450,000
Royal Bank of Canada 2.32%, 9/1/2022	210,000	210,000
Skandinaviska Enskilda Banken AB 2.31%, 9/1/2022	475,000	475,000
Total Time Deposits (Cost $3,211,652)		3,211,652
Certificates of Deposits — 19.8%
Agricultural Bank of China Ltd. (China)
2.50%, 9/6/2022	20,000	20,000
2.50%, 9/8/2022	10,000	10,000
Bank of China Ltd. (China) , 2.55%, 9/29/2022	50,000	50,000
Bank of Montreal (Canada)
(SOFR + 0.25%), 2.54%, 9/1/2022 (c)	15,000	15,000
(SOFR + 0.65%), 2.94%, 9/1/2022 (c)	10,000	10,000
0.24%, 10/12/2022	30,000	30,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.37%), 2.66%, 9/1/2022 (c)	25,000	25,000
(SOFR + 0.52%), 2.81%, 9/1/2022 (c)	15,000	15,000
Barclays Bank plc (United Kingdom) (SOFR + 0.47), 2.75%, 9/1/2022 (c)	35,000	35,000
BNP Paribas SA (France)
(SOFR + 0.40%), 2.69%, 9/1/2022 (c)	25,000	25,000
(SOFR + 0.50%), 2.79%, 9/1/2022 (c)	25,000	25,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.25%), 2.54%, 9/1/2022 (c)	10,000	10,000
(SOFR + 0.55%), 2.84%, 9/1/2022 (c)	25,000	25,000
(US Federal Funds Effective Rate (continuous series) + 0.55%), 2.88%, 9/1/2022 (c)	25,000	25,000
(SOFR + 0.65%), 2.94%, 9/1/2022 (c)	10,000	10,000
2.92%, 12/19/2022	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
China Construction Bank Corp. (China)
2.38%, 9/2/2022	50,000	50,000
2.38%, 9/6/2022	15,000	15,000
Citibank NA , 2.30%, 9/26/2022	25,000	25,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.58%), 2.87%, 9/1/2022 (c)	25,000	25,000
1.47%, 10/3/2022	25,000	24,967
0.23%, 10/14/2022	25,000	25,000
2.21%, 12/5/2022	18,000	17,896
4.00%, 8/23/2023	10,000	10,000
Credit Agricole Corporate and Investment Bank (France) , 2.55%, 9/27/2022	56,000	56,000
Credit Industriel et Commercial (France)
(SOFR + 0.21%), 2.50%, 9/1/2022 (c)	25,000	25,000
(SOFR + 0.55%), 2.84%, 9/1/2022 (c)	11,000	11,000
3.11%, 1/20/2023	22,000	22,000
Credit Suisse AG (Switzerland)
(SOFRINDX + 0.33%), 2.61%, 9/1/2022 (c)	38,000	38,000
(SOFRINDX + 0.35%), 2.64%, 9/1/2022 (c)	45,000	45,000
2.35%, 9/21/2022	38,000	38,000
First Abu Dhabi Bank USA NV , 2.35%, 9/2/2022 (b)	50,000	50,000
Goldman Sachs Bank USA
(SOFR + 0.21%), 2.49%, 9/1/2022 (c)	11,000	11,000
(SOFR + 0.39%), 2.67%, 9/1/2022 (c)	15,000	15,000
Industrial & Commercial Bank of China Ltd. (China) , 2.40%, 9/22/2022	50,000	50,000
ING Bank NV (Netherlands)
2.47%, 9/22/2022	20,000	20,000
1.48%, 10/3/2022	20,000	20,000
2.79%, 11/4/2022	50,000	50,000
KBC Bank NV (United Kingdom) , 3.10%, 11/29/2022	100,000	100,000
KEB Hana Bank (South Korea) (SOFR + 0.37), 2.66%, 9/1/2022 (c)	10,000	10,000
Kookmin Bank (South Korea) (SOFR + 0.75), 3.04%, 9/1/2022 (c)	50,000	50,000
Korea Development Bank (South Korea) , 1.70%, 9/16/2022	5,000	5,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.34%), 2.63%, 9/1/2022 (c)	10,000	10,000
(SOFR + 0.49%), 2.78%, 9/1/2022 (c)	50,000	50,000
Mizuho Bank Ltd. (Japan)
1.45%, 9/16/2022	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	38

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
2.95%, 11/4/2022	43,000	43,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.45%), 2.73%, 9/1/2022 (c)	50,000	50,000
(SOFR + 0.53%), 2.81%, 9/1/2022 (c)	50,000	50,000
2.99%, 11/28/2022	10,000	10,000
National Australia Bank Ltd. (United Kingdom) , 1.38%, 9/23/2022	25,000	24,979
Natixis SA (France)
(SOFR + 0.60%), 2.89%, 9/1/2022 (c)	30,000	30,000
1.95%, 10/31/2022	16,000	16,000
Nordea Bank Abp (Finland)
(SOFR + 0.42%), 2.70%, 9/1/2022 (c)	25,000	25,000
(SOFR + 0.58%), 2.87%, 9/1/2022 (c)	20,000	20,000
2.21%, 12/1/2022	20,000	20,000
Norinchukin Bank (The) (Japan)
2.35%, 9/12/2022	15,000	15,000
2.37%, 9/15/2022	25,000	25,000
2.47%, 9/21/2022	25,000	25,000
2.48%, 9/26/2022	20,000	20,000
2.45%, 9/30/2022	100,000	100,000
Oversea-Chinese Banking Corp. Ltd. (Singapore) (SOFR + 0.40), 2.69%, 9/5/2022 (c)	13,000	13,000
Royal Bank of Canada (Canada)
(SOFR + 0.17%), 2.46%, 9/1/2022 (c)	10,000	10,000
4.07%, 8/18/2023	7,000	7,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.58%), 2.87%, 9/1/2022 (c)	13,000	13,000
(US Federal Funds Effective Rate (continuous series) + 0.55%), 2.88%, 9/1/2022 (c)	20,000	20,000
2.20%, 12/2/2022	20,000	20,000
2.33%, 12/14/2022	10,000	10,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.33%), 2.62%, 9/1/2022 (c)	10,000	10,000
(SOFR + 0.40%), 2.69%%, 9/1/2022 - 9/1/2022 (c)	90,000	90,000
(SOFR + 0.42%), 2.71%, 9/1/2022 (c)	20,000	20,000
(SOFR + 0.45%), 2.74%, 9/1/2022 (c)	20,000	20,000
(SOFR + 0.55%), 2.84%, 9/1/2022 (c)	15,000	15,000
1.42%, 9/19/2022	16,000	16,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.20%), 2.48%, 9/1/2022 (c)	13,000	13,000
(SOFR + 0.34%), 2.63%, 9/1/2022 (c)	31,000	31,000
2.87%, 11/1/2022	25,000	25,000
2.87%, 11/4/2022	15,000	15,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Svenska Handelsbanken AB (Sweden) , 4.05%, 8/15/2023	10,000	10,000
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.59%), 2.88%, 9/1/2022 (c)	25,000	25,000
2.89%, 9/1/2022 (a)	21,000	21,000
(SOFR + 0.65%), 2.93%, 9/1/2022 (c)	15,000	15,000
(SOFR + 0.70%), 2.99%, 9/1/2022 (c)	10,000	10,000
(SOFR + 0.75%), 3.03%, 9/1/2022 (c)	10,000	10,000
1.95%, 10/31/2022	15,000	15,000
4.02%, 8/21/2023	30,000	30,000
4.02%, 8/22/2023	18,000	18,000
Westpac Banking Corp. (Australia) (SOFR + 0.13), 2.41%, 9/1/2022 (c)	25,000	25,000
Total Certificates of Deposit (Cost $2,239,842)		2,239,842
Total Short Term Investments (Cost $9,152,952)		9,152,952
Total Investments — 102.1% (Cost $11,568,602) *		11,568,602
Liabilities in Excess of Other Assets — (2.1)%		(240,812)
NET ASSETS — 100.0%		11,327,790

Percentages indicated are based on net assets.

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ	Liquidity Agreement
OBFR	Overnight Bank Funding Right
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

39	J.P. Morgan Money Market Funds	August 31, 2022

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	40

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 59.3%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 2.30%, dated 8/31/2022, due 9/01/2022, repurchase price $550,035 (a)	550,000	550,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 2.30% dated 8/31/2022, due 9/01/2022, repurchase price $402,418. (a)	402,392	402,392
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 2.30%, dated 8/31/2022, due 9/01/2022, repurchase price $79,254 (a)	79,249	79,249
Bank of America NA, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $750,048, collateralized by GNMA, 2.50% - 4.00%, due 4/20/2050 - 6/20/2052, with a value of $765,000.	750,000	750,000
Bank of Montreal, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $1,050,067, collateralized by FHLMC, 2.25% - 3.50%, due 6/15/2027 - 8/15/2048, FNMA, 1.25% - 6.00%, due 4/25/2025 - 2/25/2048 and GNMA, 0.38% - 4.58%, due 1/20/2042 - 6/20/2072, with a value of $1,081,569.	1,050,000	1,050,000
BMO Capital Markets Corp., 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $100,006, collateralized by FHLMC, 2.28% - 5.00%, due 12/25/2051 - 9/25/2052, GNMA, 2.33% - 5.00%, due 6/16/2039 - 7/20/2052 and U.S. Treasury Securities, 0.00% - 3.13%, due 11/8/2022 - 8/15/2052, with a value of $102,513.	100,000	100,000
BNP Paribas SA, 2.25%, dated 8/31/2022, due 9/1/2022, repurchase price $312,889, collateralized by U.S. Treasury Securities, 0.00% - 1.38%, due 9/30/2022 - 2/15/2050, with a value of $319,146.	312,869	312,869
BNP Paribas SA, 2.25%, dated 8/31/2022, due 9/1/2022, repurchase price $1,218,076, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 7/31/2024 - 5/15/2052, with a value of $1,242,438.	1,218,000	1,218,000
BNP Paribas SA, 2.25%, dated 8/31/2022, due 9/1/2022, repurchase price $1,600,100, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 9/13/2022 - 11/15/2051, with a value of $1,632,102.	1,600,000	1,600,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 1.35%, dated 8/31/2022, due 9/7/2022, repurchase price $1,000,262, collateralized by FFCB, 1.99% - 2.71%, due 8/26/2038 - 9/24/2040, FHLB, 2.80% - 3.38%, due 3/12/2038 - 7/11/2039, FHLMC, 2.00% - 8.18%, due 11/15/2025 - 9/1/2052, FNMA, 0.00% - 7.50%, due 6/1/2023 - 6/1/2056, GNMA, 1.75% - 7.00%, due 2/15/2026 - 7/20/2052 and U.S. Treasury Securities, 0.00%, due 10/13/2022 - 8/15/2046, with a value of $1,026,475.	1,000,000	1,000,000
BofA Securities, Inc., 2.26%, dated 8/31/2022, due 9/1/2022, repurchase price $92,359, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2035 - 11/15/2035, with a value of $94,200.	92,353	92,353
Credit Agricole Corporate and Investment Bank, 2.29%, dated 8/31/2022, due 9/1/2022, repurchase price $171,011, collateralized by GNMA, 2.00%, due 1/20/2051, with a value of $174,420.	171,000	171,000
Credit Agricole Corporate and Investment Bank, 2.29%, dated 8/31/2022, due 9/1/2022, repurchase price $350,022, collateralized by GNMA, 2.00%, due 1/20/2051, with a value of $357,000.	350,000	350,000
Daiwa Capital Markets America, Inc., 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $370,023, collateralized by U.S. Treasury Securities, 0.00% - 5.25%, due 9/1/2022 - 5/15/2052, with a value of $377,424.	370,000	370,000
Daiwa Capital Markets America, Inc., 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $2,000,128, collateralized by FFCB, 2.34% - 2.39%, due 10/8/2024 - 2/14/2025, FHLMC, 1.00% - 6.50%, due 7/1/2024 - 9/1/2052, FNMA, 1.50% - 6.00%, due 12/1/2022 - 8/1/2052, GNMA, 1.50% - 5.00%, due 10/15/2033 - 8/20/2052, Other Instrument and U.S. Treasury Securities, 0.00% - 6.13%, due 9/30/2022 - 8/15/2049, with a value of $2,039,891.	2,000,000	2,000,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $4,700,300, collateralized by U.S. Treasury Securities, 0.25% - 0.38%, due 5/15/2024 - 8/15/2024, with a value of $4,700,300.	4,700,000	4,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

41	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 1.38%, due 11/15/2031, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 1.38% - 2.00%, due 2/15/2023 - 11/15/2031, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 2.00%, due 2/15/2023, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 2.00%, due 2/15/2023, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 1.38% - 2.00%, due 2/15/2023, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 1.38%, due 2/15/2023, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 1.38% - 1.50%, due 2/15/2023 - 2/15/2025, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 1.50%, due 2/15/2025, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 1.50%, due 2/15/2025, with a value of $9,500,607.	9,500,000	9,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 0.13% - 1.50%, due 5/15/2023 - 2/15/2025, with a value of $9,500,607.	9,500,000	9,500,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 0.13%, due 5/15/2023, with a value of $9,500,607.	9,500,000	9,500,000
Fixed Income Clearing Corp., 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $2,000,128, collateralized by U.S. Treasury Securities, 0.00% - 6.38%, due 9/30/2022 - 2/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $1,750,112, collateralized by GNMA, 2.00% - 4.50%, due 8/20/2034 - 2/15/2060, with a value of $1,785,000.	1,750,000	1,750,000
ING Financial Markets LLC, 2.31%, dated 8/31/2022, due 9/22/2022, repurchase price $500,706, collateralized by FHLMC, 2.00% - 8.00%, due 9/1/2029 - 8/1/2052, FNMA, 1.50% - 5.50%, due 11/1/2032 - 5/1/2058 and GNMA, 2.50% - 5.07%, due 10/20/2042 - 12/15/2059, with a value of $511,833.	500,000	500,000
ING Financial Markets LLC, 2.31%, dated 8/31/2022, due 9/22/2022, repurchase price $550,776, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2029 - 7/1/2052, FNMA, 1.50% - 5.00%, due 3/1/2038 - 1/1/2057 and GNMA, 3.52% - 5.05%, due 5/15/2040 - 6/15/2059, with a value of $563,016.	550,000	550,000
Metropolitan Life Insurance Co., 2.31%, dated 8/31/2022, due 9/1/2022, repurchase price $1,000,064, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 2/29/2024 - 11/15/2050, with a value of $1,019,827.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 2.30%, dated 8/31/2022, due 9/6/2022, repurchase price $1,000,383, collateralized by GNMA, 2.00% - 4.50%, due 9/20/2041 - 5/20/2052, with a value of $1,017,710.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	42

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 2.31%, dated 8/31/2022, due 9/7/2022, repurchase price $1,350,606, collateralized by FFCB, 2.48% - 3.70%, due 11/17/2036 - 3/24/2042, FHLB, 2.08% - 3.00%, due 2/24/2037 - 9/25/2045, FHLMC, 2.00% - 6.50%, due 2/15/2032 - 8/1/2052, FNMA, 0.00% - 5.50%, due 11/1/2028 - 12/25/2058, GNMA, 2.00% - 5.50%, due 11/20/2033 - 1/16/2060, Tennessee Valley Authority, 0.00% - 5.38%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.25%, due 8/15/2023 - 5/15/2051, with a value of $1,386,052.	1,350,000	1,350,000
Nomura Securities International, Inc., 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $700,044, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 9/29/2022 - 8/15/2052, with a value of $714,045.	700,000	700,000
Nomura Securities International, Inc., 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $2,000,128, collateralized by FHLMC, 1.50% - 4.50%, due 7/1/2035 - 8/1/2052, FNMA, 1.50% - 5.00%, due 6/1/2025 - 9/1/2060 and GNMA, 2.00% - 5.00%, due 4/15/2048 - 11/15/2062, with a value of $2,040,131.	2,000,000	2,000,000
Northwestern Mutual Life Insurance Co. (The), 2.31%, dated 8/31/2022, due 9/1/2022, repurchase price $800,051, collateralized by FHLMC, 3.00% - 3.50%, due 9/1/2042 - 12/1/2046 and FNMA, 2.00% - 4.00%, due 12/1/2039 - 4/1/2052, with a value of $814,249.	800,000	800,000
RBC Capital Markets LLC, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $1,300,083, collateralized by FFCB, 1.20% - 1.69%, due 3/1/2029 - 4/14/2031, FHLMC, 0.75% - 8.50%, due 10/15/2022 - 8/25/2052, FNMA, 1.00% - 7.50%, due 10/25/2022 - 6/1/2052, GNMA, 1.00% - 8.00%, due 12/25/2022 - 1/20/2067, Tennessee Valley Authority, 0.00%, due 3/15/2036 and U.S. Treasury Securities, 0.00% - 3.13%, due 10/27/2022 - 8/15/2052, with a value of $1,332,082.	1,300,000	1,300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $820,052, collateralized by U.S. Treasury Securities, 0.13% - 3.13%, due 5/31/2023 - 8/31/2029, with a value of $836,400.	820,000	820,000
Sumitomo Mitsui Banking Corp., 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $3,000,192, collateralized by GNMA, 2.00% - 5.00%, due 6/20/2040 - 2/20/2052, with a value of $3,060,196.	3,000,000	3,000,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.25%-0.27% dated 8/31/2022, due 9/01/2022, repurchase price $400,025. (a)	400,000	400,000
Wells Fargo Securities LLC, 2.31%, dated 8/31/2022, due 9/1/2022, repurchase price $200,013, collateralized by FHLMC, 2.50% - 6.00%, due 1/1/2023 - 8/1/2051 and FNMA, 2.00% - 5.00%, due 4/1/2034 - 9/1/2060, with a value of $204,013.	200,000	200,000
Total Repurchase Agreements (Cost $136,615,863)		136,615,863
U.S. Treasury Obligations — 14.6%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)), 2.83%, 9/1/2022 (c)	5,480,460	5,473,815
(US Treasury 3 Month Bill Money Market Yield + (0.02)), 2.89%, 9/1/2022 (c)	15,656,000	15,661,660
(US Treasury 3 Month Bill Money Market Yield + 0.03), 2.93%, 9/1/2022 (c)	800,000	800,135
(US Treasury 3 Month Bill Money Market Yield + 0.04), 2.94%, 9/1/2022 (c)	1,715,825	1,715,987
U.S. Treasury Notes
0.13%, 10/31/2022	1,329,700	1,329,760
1.88%, 10/31/2022	135,000	135,394
1.63%, 11/15/2022	2,467,158	2,468,769
0.13%, 11/30/2022	273,000	272,193
2.00%, 11/30/2022	200,000	200,325
1.63%, 12/15/2022	630,220	630,658
2.13%, 12/31/2022	300,000	301,033
0.13%, 1/31/2023	103,000	102,302
0.13%, 2/28/2023	150,000	149,224
1.50%, 2/28/2023	550,000	549,671
2.63%, 2/28/2023	342,000	343,710
1.50%, 3/31/2023	250,000	249,733
2.50%, 3/31/2023	93,000	93,428
SEE NOTES TO FINANCIAL STATEMENTS.

43	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
0.25%, 4/15/2023	100,000	98,866
0.13%, 4/30/2023	900,000	888,244
1.63%, 4/30/2023	100,000	99,587
2.75%, 4/30/2023	100,000	100,321
0.13%, 5/15/2023	594,750	586,174
1.75%, 5/15/2023	850,242	846,990
0.13%, 5/31/2023	344,750	339,411
2.75%, 5/31/2023	150,000	150,451
Total U.S. Treasury Obligations (Cost $33,587,841)		33,587,841
U.S. Government Agency Securities — 10.1%
Federal Farm Credit System
DN, 1.22%, 9/1/2022 (d)	328,670	328,670
(US Prime Rate + (3.17)), 2.33%, 9/1/2022 (c)	25,000	24,999
(SOFR + 0.08), 2.36%, 9/1/2022 (c)	200,000	200,000
(US Prime Rate + (3.15)), 2.36%, 9/1/2022 (c)	200,000	199,989
(US Prime Rate + (3.15)), 2.36%, 9/1/2022 (c)	100,000	99,993
(US Prime Rate + (3.14)), 2.36%, 9/1/2022 (c)	150,000	150,000
(US Prime Rate + (3.13)), 2.37%, 9/1/2022 (c)	100,000	99,992
(SOFR + 0.09), 2.38%, 9/1/2022 (c)	275,000	275,000
(US Prime Rate + (3.10)), 2.40%, 9/1/2022 (c)	325,000	325,000
(Federal Reserve Bank Prime Loan Rate US + (3.08)), 2.42%, 9/1/2022 (c)	250,000	250,000
(US Treasury 3 Month Bill Money Market Yield + (0.04)), 2.86%, 9/1/2022 (c)	450,000	449,973
2.58%, 6/13/2023	500,000	499,962
FHLB
DN, 1.22%, 9/1/2022 (d)	499,300	499,300
(SOFR + 0.08), 2.36%, 9/1/2022 (c)	1,135,000	1,135,000
DN, 1.19%, 9/2/2022 (d)	1,856,000	1,855,939
DN, 1.23%, 9/7/2022 (d)	500,000	499,898
DN, 1.90%, 9/16/2022 (d)	250,000	249,802
DN, 1.31%, 9/28/2022 (d)	1,500,000	1,498,537
DN, 1.31%, 9/29/2022 (d)	800,000	799,191
DN, 1.41%, 10/26/2022 (d)	2,167,500	2,162,864
DN, 1.45%, 11/14/2022 (d)	2,000,000	1,994,080
DN, 1.66%, 12/15/2022 (d)	3,646,000	3,628,511
DN, 2.04%, 12/16/2022 (d)	1,000,000	994,045
DN, 1.68%, 12/20/2022 (d)	1,500,000	1,492,369
2.08%, 2/13/2023	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DN, 2.29%, 5/4/2023 (d)	250,000	246,189
DN, 2.12%, 5/11/2023 (d)	1,750,000	1,724,520
2.28%, 6/23/2023	500,000	499,996
Total U.S. Government Agency Securities (Cost $23,183,819)		23,183,819
Short Term Investments — 15.3%
U.S. Treasury Obligations — 15.3%
U.S. Treasury Bills
0.94%, 9/22/2022 (d)	1,605,000	1,604,127
1.27%, 9/27/2022 (d)	1,517,925	1,516,540
1.06%, 9/29/2022 (d)	2,740,000	2,737,762
1.07%, 10/6/2022 (d)	8,260,000	8,251,481
1.23%, 10/13/2022 (d)	5,500,000	5,492,172
1.35%, 10/20/2022 (d)	2,700,000	2,695,084
1.38%, 11/10/2022 (d)	5,735,204	5,719,885
2.18%, 12/15/2022 (d)	5,700,000	5,664,090
1.13%, 2/23/2023 (d)	500,000	497,278
1.62%, 3/23/2023 (d)	1,200,000	1,189,241
Total U.S. Treasury Obligations (Cost $35,367,660)		35,367,660
Total Short Term Investments (Cost $35,367,660)		35,367,660
Total Investments — 99.3% (Cost $228,755,183) *		228,755,183
Other Assets Less Liabilities — 0.7%		1,639,047
NET ASSETS — 100.0%		230,394,230

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	44

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III - At August 31,
2022, certain Funds had undivided interests in the
Agency Joint Trading Account I, II and III with a
maturity date of September 1, 2022, as follows for
JPMorgan U.S. Government Money Market Fund
(amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$550,000	$550,035	$561,196
Agency Joint Trading Account II	402,392	402,418	410,443
Agency Joint Trading Account III	79,249	79,254	80,844
Treasury Joint Trading Account I	400,000	400,025	408,024

Repurchase Agreements - At August 31, 2022, the Principal Amounts of certain Funds' interests in the Agency Joint Trading Account I, II, III were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities (USA) LLC	2.30%	$550,000
Agency Joint Trading Account II
BofA Securities, Inc.	2.30%	268,261
Citibank NA	2.30%	63,536
Citigroup Global Markets Holdings, Inc.	2.30%	70,595
Total		402,392
Agency Joint Trading Account III
BNP Paribas SA	2.30%	79,249
Treasury Joint Trading Account I
BNP Paribas SA	2.25%	376,471
Citibank NA	2.27%	23,529
Total		400,000

At August 31, 2022, the Agency Joint Trading Account I, II, III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.50%-8.00%	1/1/2023-8/1/2052
FNMA	2.00%-3.00%	8/1/2050-4/1/2051
GNMA	3.00%	5/20/2045-4/20/2046
Agency Joint Trading Account II
FHLMC	2.50%-5.00%	2/1/2026-1/1/2050
FNMA	1.83%-6.00%	12/1/2022-1/1/2049
GNMA	2.00%-4.50%	9/15/2042-7/20/2052
U.S. Treasury Securities	0.00%-6.25%	8/15/2023-5/15/2052
Agency Joint Trading Account III
FHLMC	1.50%-7.00%	11/15/2025-9/1/2052
FNMA	1.50%-7.50%	2/1/2023-9/1/2052
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.63%	10/15/2022-5/15/2052

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(d)	The rate shown is the effective yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

45	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 61.9%
BNP Paribas SA, 2.25%, dated 8/31/2022, due 9/1/2022, repurchase price $300,019, collateralized by U.S. Treasury Securities, 0.00% - 3.25%, due 1/15/2023 - 5/15/2048, with a value of $306,019.	300,000	300,000
Deutsche Bank Securities, Inc., 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $213,013, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2024 - 2/15/2041, with a value of $217,260.	213,000	213,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $1,400,089, collateralized by U.S. Treasury Securities, 2.38%, due 5/15/2029, with a value of $1,400,090.	1,400,000	1,400,000
Federal Reserve Bank of New York, 2.30%, dated 8/31/2022, due 9/1/2022, repurchase price $9,500,607, collateralized by U.S. Treasury Securities, 0.13%, due 5/15/2023, with a value of $9,500,607.	9,500,000	9,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.25%-0.27% dated 8/31/2022, due 9/01/2022, repurchase price $1,500,094. (a)	1,500,000	1,500,000
Total Repurchase Agreements (Cost $12,913,000)		12,913,000
U.S. Treasury Obligations — 19.6%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)), 2.83%, 9/1/2022 (c)	347,000	346,584
(US Treasury 3 Month Bill Money Market Yield + (0.02)), 2.89%, 9/1/2022 (c)	668,000	668,341
(US Treasury 3 Month Bill Money Market Yield + 0.06), 2.96%, 9/1/2022 (c)	800,000	799,995
U.S. Treasury Notes
1.50%, 9/15/2022	225,000	225,121
1.75%, 9/30/2022	100,000	100,131
1.38%, 10/15/2022	456,000	456,701
0.13%, 10/31/2022	300,000	300,013
1.88%, 10/31/2022	140,000	140,408
2.00%, 10/31/2022	169,000	169,528
1.63%, 11/15/2022	508,000	508,272
0.13%, 11/30/2022	100,000	99,704
2.00%, 11/30/2022	40,000	40,067
0.13%, 1/31/2023	35,000	34,763
0.13%, 2/28/2023	144,000	142,727
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.25%, 4/15/2023	50,000	49,640
Total U.S. Treasury Obligations (Cost $4,081,995)		4,081,995
Short Term Investments — 16.0%
U.S. Treasury Obligations — 16.0%
U.S. Treasury Bills
1.12%, 9/1/2022 (d)	100,000	100,000
0.87%, 9/22/2022 (d)	580,000	579,706
1.27%, 9/27/2022 (d)	350,000	349,681
1.28%, 10/20/2022 (d)	500,000	499,135
1.39%, 11/10/2022 (d)	350,000	349,060
1.50%, 11/17/2022 (d)	500,000	498,406
1.54%, 11/25/2022 (d)	350,000	348,736
2.18%, 12/15/2022 (d)	500,000	496,850
1.62%, 3/23/2023 (d)	120,000	118,924
Total U.S. Treasury Obligations (Cost $3,340,498)		3,340,498
Total Short Term Investments (Cost $3,340,498)		3,340,498
Total Investments — 97.5% (Cost $20,335,493) *		20,335,493
Other Assets Less Liabilities — 2.5%		526,602
NET ASSETS — 100.0%		20,862,095

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31,
2022, certain Funds had undivided interests in the
Treasury Joint Trading Account I with a maturity date
of September 1, 2022, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$1,500,000	$1,500,094	$1,530,090

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	46

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Repurchase Agreements - At August 31, 2022, the Principal Amounts of certain Funds' interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	2.25%	$1,411,765
Citibank NA	2.27%	88,235
Total		1,500,000

At August 31, 2022, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.63%	10/15/2022-5/15/2052

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(d)	The rate shown is the effective yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

47	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 68.5%
Federal Farm Credit System
(US Federal Funds Effective Rate (continuous series) + (0.02)), 2.31%, 9/1/2022 (a)	50,000	50,000
(SOFR + 0.03), 2.32%, 9/1/2022 (a)	35,000	34,986
(SOFR + 0.03), 2.32%, 9/1/2022 (a)	8,000	8,000
(SOFR + 0.08), 2.36%, 9/1/2022 (a)	20,000	20,000
(SOFR + 0.08), 2.37%, 9/1/2022 (a)	17,000	17,000
(SOFR + 0.31), 2.60%, 9/1/2022 (a)	13,200	13,207
(US Treasury 3 Month Bill Money Market Yield + 0.04), 2.94%, 9/1/2022 (a)	2,000	2,001
DN, 1.46%, 11/4/2022 (b)	25,000	24,936
FHLB
DN, 2.16%, 9/1/2022 (b)	50,000	50,000
(SOFR + 0.01), 2.30%, 9/1/2022 (a)	150,000	150,000
(SOFR + 0.01), 2.30%, 9/1/2022 (a)	100,000	100,001
(SOFR + 0.03), 2.32%, 9/1/2022 (a)	150,000	150,000
(SOFR + 0.08), 2.36%, 9/1/2022 (a)	25,000	25,000
DN, 1.31%, 9/7/2022 (b)	90,000	89,980
DN, 2.16%, 9/9/2022 (b)	50,000	49,976
DN, 2.21%, 9/14/2022 (b)	20,000	19,984
DN, 2.29%, 9/27/2022 (b)	100,000	99,835
DN, 2.30%, 9/28/2022 (b)	200,000	199,656
DN, 1.41%, 10/26/2022 (b)	50,000	49,893
DN, 1.67%, 12/15/2022 (b)	2,000	1,990
Total U.S. Government Agency Securities (Cost $1,156,445)		1,156,445
U.S. Treasury Obligations — 12.1%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)), 2.83%, 9/1/2022 (a)	10,000	9,988
(US Treasury 3 Month Bill Money Market Yield + (0.02)), 2.89%, 9/1/2022 (a)	25,000	25,009
(US Treasury 3 Month Bill Money Market Yield + 0.03), 2.93%, 9/1/2022 (a)	50,000	50,068
(US Treasury 3 Month Bill Money Market Yield + 0.06), 2.96%, 9/1/2022 (a)	46,000	46,011
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05), 2.95%, 9/1/2022 (a)	40,000	40,047
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.13%, 11/30/2022	16,000	15,952
2.50%, 3/31/2023	16,000	16,073
Total U.S. Treasury Obligations (Cost $203,148)		203,148
Short Term Investments — 18.7%
U.S. Treasury Obligations — 18.7%
U.S. Treasury Bills
1.77%, 9/15/2022 (b)	160,566	160,456
0.87%, 9/22/2022 (b)	40,000	39,980
1.12%, 10/6/2022 (b)	16,000	15,983
2.49%, 10/18/2022 (b)	100,000	99,675
Total U.S. Treasury Obligations (Cost $316,094)		316,094
Total Short Term Investments (Cost $316,094)		316,094
Total Investments — 99.3% (Cost $1,675,687) *		1,675,687
Other Assets Less Liabilities — 0.7%		12,495
NET ASSETS — 100.0%		1,688,182

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(b)	The rate shown is the effective yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	48

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 13.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)), 2.83%, 9/1/2022 (a)	1,545,000	1,543,123
(US Treasury 3 Month Bill Money Market Yield + (0.02)), 2.89%, 9/1/2022 (a)	4,621,000	4,622,942
(US Treasury 3 Month Bill Money Market Yield + 0.03), 2.93%, 9/1/2022 (a)	155,000	155,022
(US Treasury 3 Month Bill Money Market Yield + 0.04), 2.94%, 9/1/2022 (a)	350,000	350,162
(US Treasury 3 Month Bill Money Market Yield + 0.06), 2.96%, 9/1/2022 (a)	1,878,190	1,878,174
U.S. Treasury Notes
1.63%, 11/15/2022	1,010,000	1,010,730
2.00%, 11/30/2022	360,000	360,595
0.13%, 1/31/2023	475,000	471,801
1.75%, 1/31/2023	175,000	175,016
2.00%, 2/15/2023	125,000	125,145
2.63%, 2/28/2023	125,000	125,518
Total U.S. Treasury Obligations (Cost $10,818,228)		10,818,228
Short Term Investments — 87.5%
U.S. Treasury Obligations — 87.5%
U.S. Treasury Bills
1.52%, 9/1/2022 (b)	1,000,000	1,000,000
1.91%, 9/6/2022 (b)	5,725,000	5,723,488
1.91%, 9/8/2022 (b)	1,800,000	1,799,570
2.15%, 9/13/2022 (b)	6,500,000	6,495,352
1.16%, 9/15/2022 (b)	2,775,000	2,773,750
2.11%, 9/20/2022 (b)	5,250,000	5,244,168
1.20%, 9/22/2022 (b)	5,000,000	4,996,529
2.19%, 9/27/2022 (b)	7,100,000	7,088,773
1.76%, 9/29/2022 (b)	3,500,000	3,495,236
2.29%, 10/4/2022 (b)	3,000,000	2,993,725
1.12%, 10/6/2022 (b)	2,000,000	1,997,842
2.44%, 10/11/2022 (b)	2,750,000	2,742,575
1.34%, 10/13/2022 (b)	2,250,000	2,246,494
2.31%, 10/18/2022 (b)	1,500,000	1,495,496
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
1.93%, 10/20/2022 (b)	2,247,000	2,241,123
2.48%, 10/25/2022 (b)	2,700,000	2,690,012
2.52%, 10/27/2022 (b)	500,000	498,048
2.25%, 11/8/2022 (b)	1,500,000	1,493,653
2.61%, 11/15/2022 (b)	1,850,000	1,839,997
2.74%, 11/22/2022 (b)	2,000,000	1,987,609
2.71%, 11/29/2022 (b)	1,725,500	1,714,025
2.90%, 12/1/2022 (b)	1,600,000	1,588,352
2.18%, 12/15/2022 (b)	1,700,000	1,689,290
2.92%, 12/20/2022 (b)	1,600,000	1,585,871
2.64%, 12/22/2022 (b)	500,000	495,931
3.03%, 12/27/2022 (b)	500,000	495,125
3.18%, 1/3/2023 (b)	1,500,000	1,484,629
2.74%, 1/12/2023 (b)	1,500,000	1,484,966
3.29%, 3/2/2023 (b)	500,000	491,823
Total U.S. Treasury Obligations (Cost $71,873,452)		71,873,452
Total Short Term Investments (Cost $71,873,452)		71,873,452
Total Investments — 100.7% (Cost $82,691,680) *		82,691,680
Liabilities in Excess of Other Assets — (0.7)%		(552,811)
NET ASSETS — 100.0%		82,138,869

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(b)	The rate shown is the effective yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

49	J.P. Morgan Money Market Funds	August 31, 2022

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 59.1%
Alabama — 0.1%
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 1.00%, 9/1/2022 (a)	1,325	1,325
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project, Rev., VRDO, LOC : Bank of America NA, 1.72%, 9/8/2022 (a) (b)	6,970	6,970
		8,295
Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage
Rev., VRDO, 1.65%, 9/08/2022 (a)	50,390	50,390
Rev., VRDO, LIQ : State Street Bank & Trust, 1.68%, 9/8/2022 (a)	2,920	2,920
City of Valdez, Exxon Pipeline Co. Project
Rev., VRDO, 1.00%, 9/1/2022 (a)	600	600
Series 1993-B, Rev., VRDO, 1.00%, 9/1/2022 (a)	140	140
City of Valdez, ExxonMobil Project, Rev., VRDO, 1.01%, 9/1/2022 (a)	475	475
		54,525
Arizona — 0.7%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	21,000	21,000
RBC Municipal Products, Inc. Trust, Floater Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 1.76%, 9/8/2022 (a)	21,160	21,160
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	2,535	2,535
		65,695
California — 0.6%
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 1.70%, 9/8/2022 (a)	4,075	4,075
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM0991, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	28,000	28,000
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	12,370	12,370
Series 2022-ZL0284, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2018-ZF0679, Rev., VRDO, LIQ : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	2,350	2,350
University of California Series AL-1, Rev., VRDO, 0.76%, 9/1/2022 (a)	1,400	1,400
		58,195
Colorado — 1.8%
City of Colorado Springs, Utilities System Improvement, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.69%, 9/8/2022 (a)	24,640	24,640
Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project, Rev., VRDO, LOC : U.S. Bank NA, 1.73%, 9/8/2022 (a)	4,305	4,305
Colorado Housing and Finance Authority, Single Family Mortgage, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 1.51%, 9/8/2022 (a)	49,400	49,400
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.70%, 9/8/2022 (a)	12,690	12,690
Tender Option Bond Trust Receipts/Certificates
GO, VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	5,500	5,500
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	7,760	7,760
GO, VRDO, AGM, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	5,200	5,200
Rev., VRDO, LOC : Royal Bank of Canada, 1.74%, 9/8/2022 (a) (b)	27,895	27,895
University of Colorado, Hospital Authority
Rev., VRDO, LIQ : TD Bank NA, 1.48%, 9/8/2022 (a)	39,065	39,065
Series 2018 B, Rev., VRDO, LIQ : TD Bank NA, 1.48%, 9/8/2022 (a)	8,310	8,310
		184,765
Connecticut — 1.3%
Connecticut Housing Finance Authority
Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.67%, 9/8/2022 (a)	18,110	18,110
Series A, Subseries A-3, Rev., VRDO, LIQ : TD Bank NA, 1.68%, 9/8/2022 (a)	10,000	10,000
Connecticut State Development Authority, Solid Waste Project, Rev., VRDO, LOC : Bank of Montreal, 1.58%, 9/8/2022 (a)	3,000	3,000
Connecticut State Health and Educational Facilities Authority, New Haven Hospital, Rev., VRDO, 1.48%, 9/8/2022 (a)	23,000	23,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	50

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue, Rev., VRDO, 1.45%, 9/8/2022 (a)	63,875	63,875
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VROD, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	7,500	7,500
		130,485
Delaware — 0.0% ^
Delaware State Economic Development Authority, YMCA Delaware Project, Rev., VRDO, LOC : PNC Bank NA, 1.67%, 9/8/2022 (a)	3,375	3,375
District of Columbia — 1.4%
District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC : TD Bank NA, 1.48%, 9/8/2022 (a)	19,060	19,060
Metropolitan Washington Airports Authority Aviation Rev., VRDO, 1.70%, 9/08/2022 (a)	18,605	18,605
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/1/2022 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2020-YX1120, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	8,390	8,390
Rev., VRDO, LOC : Bank of America NA, 1.72%, 9/8/2022 (a) (b)	14,595	14,595
Rev., VRDO, LOC : TD Bank NA, 1.72%, 9/8/2022 (a) (b)	24,510	24,510
		135,160
Florida — 5.5%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project
Rev., VRDO, LOC : Citibank NA, 1.53%, 9/8/2022 (a)	2,730	2,730
Series 2008, Rev., VRDO, LOC : FNMA, 1.66%, 9/8/2022 (a)	1,350	1,350
Brevard County Housing Finance Authority, Manatee Cove Apartments Project, Rev., VRDO, LOC : Citibank NA, 1.53%, 9/8/2022 (a)	2,605	2,605
City of Jacksonville, Health Care Facilities, Baptist Health Rev., VRDO, 1.68%, 9/08/2022 (a)	71,745	71,745
Collier County Industrial Development Authority, Allete Inc., Project, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.73%, 9/8/2022 (a)	12,800	12,800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Collier County Industrial Development Authority, Ave Maria Utility Co., LLLP, Rev., AMT, VRDO, LOC : Northern Trust Co., 1.58%, 9/8/2022 (a)	11,310	11,310
County of Bay, Gulf Power Co. Project, Rev., AMT, VRDO, 1.33%, 9/1/2022 (a)	30,000	30,000
County of Broward, Power and Light Co. Project
Rev., AMT, VRDO, 1.21%, 9/1/2022 (a)	17,875	17,875
Rev., VRDO, 1.30%, 9/1/2022 (a)	51,890	51,890
County of Escambia, Gulf Power Co., Project
Series 2, Rev., VRDO, 1.03%, 9/1/2022 (a)	13,100	13,100
Rev., VRDO, 1.30%, 9/1/2022 (a)	9,300	9,300
County of Martin, Florida Power and Light Company Project Series 2022, Rev., VRDO, 1.68%, 9/8/2022 (a)	23,900	23,900
County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC : TD Bank NA, 1.48%, 9/8/2022 (a)	10,000	10,000
Florida Housing Finance Agency, Sun Pointe Cove Apartments, Rev., VRDO, FNMA, LIQ : FNMA, 1.68%, 9/8/2022 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC, Rev., VRDO, LIQ : FHLMC, 1.67%, 9/8/2022 (a)	12,000	12,000
Highlands County Health Facilities Authority, Adventist Health System
Rev., VRDO, 1.63%, 9/8/2022 (a)	41,950	41,950
Rev., VRDO, 1.67%, 9/08/2022 (a)	37,000	37,000
Hillsborough County Industrial Development Authority, Baycare Health System, Rev., VRDO, LOC : TD Bank NA, 1.48%, 9/8/2022 (a)	30,000	30,000
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 1.53%, 9/8/2022 (a)	5,585	5,585
JEA Water and Sewer System Series A-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.52%, 9/8/2022 (a)	18,350	18,350
Lee County Industrial Development Authority, Power and Light Co. Project Series 2016A, Rev., AMT, VRDO, 1.30%, 9/1/2022 (a)	25,400	25,400
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co. Project, Rev., VRDO, 1.21%, 9/1/2022 (a)	8,000	8,000
Orlando Utilities Commission, Utility System, Rev., VRDO, LIQ : TD Bank NA, 1.48%, 9/8/2022 (a)	35,360	35,360
SEE NOTES TO FINANCIAL STATEMENTS.

51	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 1.66%, 9/8/2022 (a)	3,970	3,970
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Series A, Rev., VRDO, LOC : Bank of America NA, 1.79%, 9/8/2022 (a)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Citibank NA, 1.70%, 9/8/2022 (a) (b)	7,500	7,500
Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	4,375	4,375
Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	9,470	9,470
Rev., VRDO, AGM - CR, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	785	785
Rev., VRDO, LIQ : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	4,800	4,800
Rev., VRDO, AMBAC, LOC : Bank of America NA, 1.72%, 9/8/2022 (a) (b)	9,600	9,600
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 1.72%, 9/8/2022 (a) (b)	22,105	22,105
		549,705
Georgia — 1.3%
Cobb County Hospital Authority, Rev., VRDO, LOC : Royal Bank of Canada, 1.67%, 9/8/2022 (a)	19,100	19,100
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 1.33%, 9/1/2022 (a)	11,125	11,125
Development Authority of Monroe County (The), Florida Power and Light Co., Project, Rev., AMT, VRDO, 1.30%, 9/1/2022 (a)	28,000	28,000
Development Authority of Monroe County (The), Gulf Power Co. Plant Scherer Project, Rev., VRDO, 1.28%, 9/1/2022 (a)	12,200	12,200
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 1.30%, 9/1/2022 (a)	45,000	45,000
Griffin-Spalding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC : Bank of America NA, 1.76%, 9/8/2022 (a)	850	850
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	6,500	6,500
Rev., VRDO, LIQ : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	3,750	3,750
		126,525
Hawaii — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	17,325	17,325
Illinois — 2.7%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co., 1.78%, 9/8/2022 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.72%, 9/8/2022 (a)	510	510
County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project, Rev., VRDO, LIQ : FHLMC, 1.68%, 9/8/2022 (a)	21,500	21,500
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.68%, 9/8/2022 (a)	2,620	2,620
Illinois Finance Authority, Carle Foundation
Rev., VRDO, LIQ : Northern Trust Co., 1.43%, 9/8/2022 (a)	30,000	30,000
Series 2021C, Rev., VRDO, LOC : Barclays Bank plc, 1.47%, 9/8/2022 (a)	13,000	13,000
Illinois Finance Authority, Fenwick High School Project, Rev., VRDO, LOC : PNC Bank NA, 1.61%, 9/8/2022 (a)	9,225	9,225
Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group, Rev., VRDO, LOC : Bank of Montreal, 1.67%, 9/8/2022 (a)	16,235	16,235
Illinois Finance Authority, Northwestern Memorial Healthcare, Rev., VRDO, 1.45%, 9/8/2022 (a)	33,100	33,100
Illinois Finance Authority, The University of Chicago Medical Center
Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.65%, 9/8/2022 (a)	30,760	30,760
Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.68%, 9/8/2022 (a)	33,150	33,150
Illinois Finance Authority, University of Chicago, Rev., VRDO, 1.64%, 9/8/2022 (a)	12,010	12,010
Illinois Housing Development Authority, Homeowner Mortgage, Rev., AMT, VRDO, LIQ : FHLB, 1.63%, 9/8/2022 (a)	4,300	4,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	52

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.46%, 9/8/2022 (a)	14,200	14,200
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	32,500	32,500
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	4,300	4,300
Series 2015-XF1009, Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	10,000	10,000
		270,860
Indiana — 0.5%
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.72%, 9/8/2022 (a)	2,300	2,300
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group, Rev., VRDO, LOC : Barclays Bank plc, 1.66%, 9/8/2022 (a)	29,675	29,675
Indiana Finance Authority, Parkview Health System, Inc., Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.56%, 9/8/2022 (a)	1,875	1,875
Indiana Health Facility Financing Authority, Ascension Health Group, Rev., VRDO, 1.50%, 9/8/2022 (a)	8,630	8,630
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	9,750	9,750
		52,230
Iowa — 4.1%
City of Chillicothe, Gas and Electric Project, Rev., VRDO, 1.60%, 9/8/2022 (a)	6,850	6,850
County of Louisa, Pollution Control, Midwest Power System, Inc., Rev., VRDO, 1.55%, 9/8/2022 (a)	34,700	34,700
Iowa Finance Authority Series B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ : Royal Bank of Canada, 1.66%, 9/8/2022 (a)	10,000	10,000
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 1.77%, 9/8/2022 (a) (b)	129,380	129,380
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project
Rev., VRDO, 1.48%, 9/8/2022 (a)	41,560	41,560
Rev., VRDO, 1.70%, 9/8/2022 (a)	80,395	80,395
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project, Rev., VRDO, 1.70%, 9/8/2022 (a)	29,100	29,100
Iowa Finance Authority, Multi-Family Housing Rev., AMT, VRDO, 1.70%, 9/08/2022 (a)	18,905	18,905
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.69%, 9/8/2022 (a)	4,100	4,100
Rev., VRDO, GNMA/FNMA/FHLMC, LIQ : TD Bank NA, 1.69%, 9/8/2022 (a)	5,385	5,385
Rev., VRDO, GNMA / FNMA / FHLMC, 1.69%, 9/08/2022 (a)	23,160	23,160
Iowa Finance Authority, Solid Waste Facilities, MidAmerican Energy Co. Project, Rev., AMT, VRDO, 1.63%, 9/8/2022 (a)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	15,000	15,000
		408,535
Kansas — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	12,500	12,500
Kentucky — 0.6%
City of Berea, Berea College Project Series B, Rev., VRDO, 1.12%, 9/1/2022 (a)	1,000	1,000
County of Daviess, Scott Paper Co., Project, Rev., VRDO, 1.66%, 9/8/2022 (a)	23,900	23,900
Louisville Regional Airport Authority, Ups Worldwide Forwarding, Inc.
Rev., VRDO, 1.22%, 9/1/2022 (a)	27,300	27,300
Rev., VRDO, 1.24%, 9/1/2022 (a)	7,300	7,300
		59,500
Louisiana — 0.0% ^
Parish of East Baton Rouge, ExxonMobil Project, Rev., VRDO, 1.06%, 9/1/2022 (a)	100	100
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	3,245	3,245
		3,345
Maryland — 1.2%
County of Montgomery, Trinity Health Credit Group, Rev., VRDO, 1.35%, 9/1/2022 (a)	37,240	37,240
SEE NOTES TO FINANCIAL STATEMENTS.

53	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland Community Development Administration, Multi-Family, Shakespeare Park Apartments, Rev., VRDO, LIQ : FHLMC, 1.70%, 9/8/2022 (a)	7,200	7,200
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series B, Rev., VRDO, LOC : TD Bank NA, 1.48%, 9/8/2022 (a)	9,550	9,550
Maryland Stadium Authority, Sports Facilities, Football Stadium, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.66%, 9/8/2022 (a)	16,925	16,925
Maryland State Transportation Authority Passenger Facility Charge, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.74%, 9/8/2022 (a)	2,200	2,200
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	19,460	19,460
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	3,750	3,750
Rev., VRDO, LIQ : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	13,485	13,485
Rev., VRDO, LIQ : Bank of America NA, 1.72%, 9/8/2022 (a) (b)	3,300	3,300
Rev., VRDO, LIQ : Morgan Stanley Bank, 1.72%, 9/8/2022 (a) (b)	7,500	7,500
		120,610
Massachusetts — 0.4%
Massachusetts Development Finance Agency, First Mortgage Brookhaven, Rev., VRDO, LOC : Bank of America NA, 1.70%, 9/8/2022 (a)	1,300	1,300
Massachusetts Health and Educational Facilities Authority, Capital Asset Program
Rev., VRDO, LOC : Bank of America NA, 1.72%, 9/8/2022 (a)	685	685
Rev., VRDO, LOC : Bank of America NA, 1.73%, 9/8/2022 (a)	550	550
Massachusetts Housing Finance Agency, Single Family Housing
Rev., VRDO, LIQ : Royal Bank of Canada, 1.67%, 9/8/2022 (a)	3,400	3,400
Series 196, Rev., VRDO, LIQ : UBS AG, 1.67%, 9/8/2022 (a)	11,800	11,800
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Citibank NA, 1.68%, 9/8/2022 (a)	4,190	4,190
GO, VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	2,750	2,750
Town of Millbury, GO, BAN, 2.00%, 9/2/2022	8,953	8,954
		43,629
Michigan — 2.8%
Michigan Finance Authority, Trinity Health Credit Group, Rev., VRDO, 1.35%, 9/1/2022 (a)	24,340	24,340
Michigan State Housing Development Authority, Rental Housing
Series B, Rev., VRDO, LOC : Bank of America NA, 1.46%, 9/8/2022 (a)	10,000	10,000
Rev., AMT, VRDO, 1.51%, 9/08/2022 (a)	22,810	22,810
Rev., AMT, VRDO, LIQ : UBS AG, 1.53%, 9/8/2022 (a)	4,220	4,220
Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	50,635	50,635
Michigan State Housing Development Authority, Single Family Mortgage
Series D, Rev., VRDO, LIQ : TD Bank NA, 1.48%, 9/8/2022 (a)	9,825	9,825
Series B, Rev., VRDO, LOC : Barclays Bank plc, 1.50%, 9/8/2022 (a)	7,000	7,000
Rev., AMT, VRDO, LIQ : TD Bank NA, 1.51%, 9/8/2022 (a)	28,835	28,835
Rev., VRDO, LIQ : U.S. Bank NA, 1.52%, 9/8/2022 (a)	23,360	23,360
Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	26,210	26,210
Rib Floater Trust Various States, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	40,950	40,950
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	10,500	10,500
Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	21,540	21,540
		280,225
Minnesota — 1.1%
City of Oakdale, Housing Cottage Homesteads, Rev., VRDO, LOC : FHLMC, 1.71%, 9/8/2022 (a)	4,785	4,785
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : U.S. Bank NA, 1.15%, 9/1/2022 (a)	5,820	5,820
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	54

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Finance
Rev., AMT, VRDO, GNMA/FNMA/FHLMC, 1.67%, 9/08/2022 (a)	32,000	32,000
Series D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ : Royal Bank of Canada, 1.67%, 9/8/2022 (a)	25,300	25,300
Rev., AMT, VRDO, GNMA/FNMA/FHLMC COLL, 1.70%, 9/08/2022 (a)	34,200	34,200
Series D, Rev., AMT, VRDO, GNMA/FNMA/FHLMC, LIQ : Royal Bank of Canada, 1.71%, 9/8/2022 (a)	3,980	3,980
		106,085
Mississippi — 1.7%
Mississippi Business Finance Corp., Chevron USA, Inc. Project
Series D, Rev., VRDO, 1.00%, 9/1/2022 (a)	4,900	4,900
Rev., VRDO, 1.45%, 9/8/2022 (a)	18,860	18,860
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Rev., VRDO, 1.00%, 9/01/2022 (a)	36,160	36,160
Rev., VRDO, 1.00%, 9/01/2022 (a)	28,235	28,235
Series 2011 B, Rev., VRDO, 1.00%, 9/1/2022 (a)	5,840	5,840
Series B, Rev., VRDO, 1.00%, 9/1/2022 (a)	1,150	1,150
Series G Rev., VRDO, 1.00%, 9/01/2022 (a)	13,950	13,950
Rev., VRDO, 1.45%, 9/8/2022 (a)	30,000	30,000
Rev., VRDO, 1.46%, 9/8/2022 (a)	31,115	31,115
Mississippi Development Bank, Jackson County Industrial Water System Project, Rev., VRDO, 1.00%, 9/1/2022 (a)	2,950	2,950
		173,160
Missouri — 1.6%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ : BJC Health System, 1.63%, 9/8/2022 (a)	31,135	31,135
Rev., VRDO, LIQ : U.S. Bank NA, 1.67%, 9/8/2022 (a)	30,680	30,680
Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare, Rev., VRDO, 1.52%, 9/8/2022 (a)	7,225	7,225
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B-2, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.07%, 9/1/2022 (a)	3,800	3,800
Industrial Development Authority of the City of St. Louis Missouri (The), Parkview Health System Obligated Group, Rev., VRDO, LOC : FHLMC, 1.66%, 9/8/2022 (a)	1,550	1,550
RBC Municipal Products, Inc. Trust, Floater Certificates
Rev., VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a)	14,000	14,000
Rev., VRDO, LOC : Royal Bank of Canada, 1.72%, 9/8/2022 (a)	25,050	25,050
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.72%, 9/8/2022 (a) (b)	18,200	18,200
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	10,640	10,640
Rev., VRDO, LOC : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	3,750	3,750
Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	12,605	12,605
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	6,605	6,605
		165,240
Nebraska — 0.2%
County of Washington, Cargill, Inc., Recovery Zone Facility Project, Rev., VRDO, 1.70%, 9/8/2022 (a)	9,800	9,800
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Bank of America NA, 1.72%, 9/8/2022 (a) (b)	4,165	4,165
Rev., VRDO, LIQ : TD Bank NA, 1.72%, 9/8/2022 (a)	8,000	8,000
		21,965
Nevada — 0.4%
County of Clark Department of Aviation, Subordinate Lien Series 2008C-3, Rev., AMT, VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.54%, 9/8/2022 (a)	3,585	3,585
County of Clark, Industrial Development, Southwest Gas Corp., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 1.57%, 9/8/2022 (a)	28,200	28,200
SEE NOTES TO FINANCIAL STATEMENTS.

55	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VROD, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	4,750	4,750
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	5,000	5,000
		41,535
New Hampshire — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	11,715	11,715
New Jersey — 0.5%
Rib Floater Trust Various States, Rev., VRDO, LIQ : Barclays Bank plc, 1.72%, 9/8/2022 (a) (b)	41,590	41,590
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	9,300	9,300
		50,890
New Mexico — 0.0% ^
New Mexico Mortgage Finance Authority, Multi-Family Housing, Rev., VRDO, LOC : FHLMC, 1.66%, 9/8/2022 (a)	2,675	2,675
University of New Mexico (The), Subordinate Lien System, Rev., VRDO, LIQ : U.S. Bank NA, 1.58%, 9/8/2022 (a)	500	500
		3,175
New York — 6.5%
City of Kingston Series B, GO, BAN, 2.50%, 8/17/2023	23,385	23,409
City of New York, GO, VRDO, LIQ : Barclays Bank plc, 1.68%, 9/8/2022 (a)	50,000	50,000
City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	5,670	5,670
City of New York, Fiscal Year 2013, GO, VRDO, LOC : Mizuho Bank Ltd., 1.11%, 9/1/2022 (a)	2,000	2,000
City of New York, Fiscal Year 2018
Series E, Subseries E-5, GO, VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	1,200	1,200
Series B, Subseries B-4, GO, VRDO, LIQ : Barclays Bank plc, 1.08%, 9/1/2022 (a)	8,635	8,635
City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ : Barclays Bank plc, 1.08%, 9/1/2022 (a)	200	200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2022 Series D, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust, 1.08%, 9/8/2022 (a)	5,000	5,000
Metropolitan Transportation Authority
Subseries 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 1.08%, 9/1/2022 (a)	4,410	4,410
Series 2012G-2, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	31,610	31,610
Metropolitan Transportation Authority, Dedicated Tax Fund, Rev., VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	1,335	1,335
Minisink Valley Central School District Series 2022A, GO, BAN, 3.00%, 6/23/2023	28,103	28,357
New York City Housing Development Corp., Multi-Family Rental Housing, Brittany Development Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 1.51%, 9/8/2022 (a)	12,500	12,500
New York City Municipal Water Finance Authority
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.03%, 9/1/2022 (a)	1,300	1,300
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.08%, 9/1/2022 (a)	5,600	5,600
Rev., VRDO, LIQ : Barclays Bank plc, 1.65%, 9/8/2022 (a)	14,595	14,595
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, LIQ : State Street Bank & Trust, 1.10%, 9/1/2022 (a)	15,400	15,400
Rev., VRDO, LIQ : Barclays Bank plc, 1.68%, 9/8/2022 (a)	30,000	30,000
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2008
Subseries BB-2, Rev., VRDO, LIQ : Bank of America NA, 0.99%, 9/1/2022 (a)	365	365
Rev., VRDO, LIQ : Bank of America NA, 1.03%, 9/1/2022 (a)	2,610	2,610
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011, Rev., VRDO, LIQ : State Street Bank & Trust, 1.15%, 9/1/2022 (a)	22,120	22,120
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Subseries AA-1, Rev., VRDO, LIQ : PNC Bank NA, 1.68%, 9/8/2022 (a)	16,415	16,415
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.65%, 9/8/2022 (a)	20,715	20,715
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	56

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.05%, 9/1/2022 (a)	750	750
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 1.08%, 9/1/2022 (a)	17,375	17,375
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Rev., VRDO, LOC : Mizuho Bank Ltd., 1.52%, 9/8/2022 (a)	920	920
Series 2010A, Subseries 2010A-2, Rev., VRDO, LOC : Scotiabank, 1.53%, 9/8/2022 (a)	20,000	20,000
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 1.63%, 9/8/2022 (a)	2,400	2,400
New York State Housing Finance Agency, Chelsea Associates LLC Series A, Rev., VRDO, LOC : FNMA, 1.51%, 9/8/2022 (a)	20,000	20,000
New York State Housing Finance Agency, Tribeca Pointe LLC, Rev., VRDO, LOC : FNMA, 1.63%, 9/8/2022 (a)	1,400	1,400
New York State Housing Finance Agency, West 23rd Street Housing, Rev., VRDO, LOC : FNMA, 1.51%, 9/8/2022 (a)	39,600	39,600
New York State Housing Finance Agency, Weyant Green Apartments, Rev., VRDO, LOC : FNMA, 1.63%, 9/8/2022 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC Rev., VRDO, 1.63%, 9/08/2022 (a)	5,500	5,500
RBC Municipal Products, Inc. Trust, Floater Certificates
GO, VRDO, LOC : Royal Bank of Canada, 1.20%, 9/1/2022 (a) (b)	23,300	23,300
Rev., VRDO, LOC : Royal Bank of Canada, 1.20%, 9/1/2022 (a) (b)	17,605	17,605
Rev., VRDO, LOC : Royal Bank of Canada, 1.72%, 9/1/2022 (a)	35,000	35,000
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	76,225	76,225
GO, VRDO, 1.70%, 9/08/2022 (a) (b)	59,600	59,600
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	6,740	6,740
GO, VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	520	520
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XF1305, Rev., VRDO, LIQ : TD Bank NA, 1.70%, 9/8/2022 (a) (b)	3,075	3,075
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	4,445	4,445
Rev., VRDO, 1.71%, 9/08/2022 (a) (b)	10,730	10,730
		648,731
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority (The), Rev., VRDO, AGM, LOC : TD Bank NA, 1.04%, 9/1/2022 (a)	100	100
City of Raleigh, Combined Enterprise System, Rev., VRDO, LIQ : Bank of America NA, 1.44%, 9/8/2022 (a)	8,395	8,395
City of Raleigh, Downtown Improvement Projects
COP, VRDO, LIQ : PNC Bank NA, 1.56%, 9/8/2022 (a)	22,940	22,940
Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 1.56%, 9/8/2022 (a)	34,440	34,440
Durham County Industrial Facilities and Pollution Control Financing Authority, Research Triangle, Rev., VRDO, LOC : TD Bank NA, 1.66%, 9/8/2022 (a)	7,000	7,000
North Carolina Medical Care Commission, Moses Cone Health System Series 2001B, Rev., VRDO, LIQ : Bank of Montreal, 1.06%, 9/1/2022 (a)	5,775	5,775
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 1.70%, 9/8/2022 (a)	23,885	23,885
		102,535
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series H, Rev., VRDO, LIQ : Royal Bank of Canada, 1.67%, 9/8/2022 (a)	18,930	18,930
Ohio — 1.8%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Rev., VRDO, LOC : PNC Bank NA, 1.67%, 9/8/2022 (a)	4,710	4,710
County of Franklin, Hospital Facilities, Rev., VRDO, LIQ : Barclays Bank plc, 1.47%, 9/8/2022 (a)	47,955	47,955
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Rev., VRDO, LIQ : Barclays Bank plc, 1.08%, 9/1/2022 (a)	5,775	5,775
Ohio State University (The) Series B-2, Rev., VRDO, 1.45%, 9/8/2022 (a)	18,155	18,155
SEE NOTES TO FINANCIAL STATEMENTS.

57	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
RBC Municipal Products, Inc. Trust, Floater Certificates
GO, VROD, LOC : Royal Bank of Canada, 1.70%, 9/1/2022 (a) (b)	3,905	3,905
Series E-134, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/1/2022 (a) (b)	10,400	10,400
Rev., VRDO, 1.70%, 9/08/2022 (a)	54,220	54,220
Rev., VRDO, LOC : Royal Bank of Canada, 1.71%, 9/8/2022 (a) (b)	8,000	8,000
State of Ohio, Capital Facilities, Parks and Recreation Improvement Fund Projects Series 2022B, Rev., VRDO, 1.46%, 9/8/2022 (a)	23,100	23,100
State of Ohio, University Hospitals Health System, Inc.
Series 2018A, Rev., VRDO, LOC : PNC Bank NA, 1.08%, 9/1/2022 (a)	680	680
Rev., VRDO, LOC : PNC Bank NA, 1.51%, 9/8/2022 (a)	5,470	5,470
		182,370
Oklahoma — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates
Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	12,400	12,400
Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	12,310	12,310
		24,710
Oregon — 0.2%
State of Oregon, Veterans Welfare Series M, GO, VRDO, LIQ : U.S. Bank NA, 1.15%, 9/1/2022 (a)	2,500	2,500
Tender Option Bond Trust Receipts/Certificates Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	15,000	15,000
		17,500
Other — 2.9%
FHLMC, Multi-Family VRD Certificates
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	241,325	241,325
Rev., VRDO, 1.72%, 9/08/2022 (a) (b)	26,970	26,970
Series M028, Rev., VRDO, LIQ : FHLMC, 1.72%, 9/8/2022 (a) (b)	20,435	20,435
		288,730
Pennsylvania — 2.8%
County of Allegheny GO, VRDO, 1.67%, 9/08/2022 (a)	29,105	29,105
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Delaware Valley Regional Finance Authority Series E, Rev., VRDO, LOC : TD Bank NA, 1.48%, 9/8/2022 (a)	12,500	12,500
Delaware Valley Regional Finance Authority, Local Government Rev., VRDO, 1.48%, 9/08/2022 (a)	51,660	51,660
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project, Rev., VRDO, LOC : FNMA, 1.67%, 9/8/2022 (a)	16,610	16,610
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Rev., VRDO, LOC : FNMA, 1.73%, 9/8/2022 (a)	16,520	16,520
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project, Rev., VRDO, LOC : PNC Bank NA, 1.67%, 9/8/2022 (a)	2,900	2,900
Pennsylvania Housing Finance Agency, Single Family Mortgage
Rev., VRDO, LIQ : TD Bank NA, 1.48%, 9/8/2022 (a)	12,075	12,075
Rev., AMT, VRDO, LIQ : TD Bank NA, 1.51%, 9/8/2022 (a)	13,625	13,625
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	5,000	5,000
Series 2019-2, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	33,050	33,050
Philadelphia Gas Works Co.
Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	3,560	3,560
Series A, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	11,115	11,115
Philadelphia Gas Works Co., 1998 General Ordinance, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	18,115	18,115
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	5,070	5,070
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	45,000	45,000
		275,905
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	58

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 1.49%, 9/8/2022 (a)	1,115	1,115
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 1.00%, 9/1/2022 (a)	1,295	1,295
		2,410
South Carolina — 0.4%
South Carolina Public Service Authority, Rev., VRDO, LOC : Bank of America NA, 1.50%, 9/8/2022 (a)	35,150	35,150
Tennessee — 0.5%
Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006 A, Rev., VRDO, LOC : U.S. Bank NA, 1.77%, 9/8/2022 (a)	2,200	2,200
Johnson City Health and Educational Facilities Board, Ballad Health Series 2022B, Rev., VRDO, LOC : Truist Bank, 1.69%, 9/8/2022 (a)	9,000	9,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 1.74%, 9/8/2022 (a)	4,465	4,465
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Multi-Family Housing, Pedcor Investments, Rev., VRDO, LOC : U.S. Bank NA, 1.77%, 9/8/2022 (a)	10,000	10,000
Montgomery County Public Building Authority, Pooled Financing, Rev., VRDO, LOC : Bank of America NA, 1.71%, 9/8/2022 (a)	3,160	3,160
Tender Option Bond Trust Receipts/Certificates Rev., VRDO, 1.71%, 9/08/2022 (a) (b)	21,295	21,295
		50,120
Texas — 5.7%
Bexar County Housing Finance Corp., Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, LOC : FNMA, 1.79%, 9/8/2022 (a)	11,400	11,400
Calhoun Port Authority, Formosa Plastics Corp. Project Rev., VRDO, 1.78%, 9/08/2022 (a) (b)	32,300	32,300
City of Austin, Hotel Occupancy Tax, Subordinate Lien, Rev., VRDO, LOC : UBS AG, 1.67%, 9/8/2022 (a)	29,205	29,205
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Houston, Combined Utility System, First Lien
Rev., VRDO, LIQ : TD Bank NA, 1.67%, 9/8/2022 (a)	27,115	27,115
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a)	13,900	13,900
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co., 1.74%, 9/8/2022 (a)	12,305	12,305
Converse Housing Finance Corp., Town Square Apartments Project, Rev., VRDO, LOC : Citibank NA, 1.57%, 9/8/2022 (a)	11,705	11,705
Gulf Coast Authority, Waste Disposal Environment Facilities, ExxonMobil Corp., Rev., VRDO, 1.05%, 9/1/2022 (a)	12,880	12,880
Gulf Coast Authority, Waste Disposal Environmental Facilities, American Acryl L.P. Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.72%, 9/8/2022 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 1.06%, 9/1/2022 (a)	3,930	3,930
Harris County Industrial Development Corp., Exxon Corp Project, Rev., VRDO, 1.06%, 9/1/2022 (a)	2,900	2,900
Houston Housing Finance Corp., Regency Park Apartments, Rev., VRDO, LOC : FNMA, 1.55%, 9/8/2022 (a)	12,095	12,095
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 1.06%, 9/01/2022 (a)	10,980	10,980
Montgomery County Housing Finance Corp., Park at Woodline Townhomes, Rev., VRDO, LOC : Citibank NA, 1.57%, 9/8/2022 (a)	10,900	10,900
Permanent University Fund - University of Texas System Series 2008A, Rev., VRDO, LIQ : University of Texas Management Co. (The), 1.61%, 9/8/2022 (a)	15,135	15,135
RBC Municipal Products, Inc. Trust, Floater Certificates
GO, VROD, PSF-GTD, LOC : Royal Bank of Canada, 1.70%, 9/1/2022 (a)	7,125	7,125
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	43,000	43,000
GO, VROD, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	5,000	5,000
GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

59	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
GO, VRDO, PSF-GTD, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	5,400	5,400
Red River Education Finance Corp., Christian University Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.55%, 9/8/2022 (a)	10,000	10,000
Southeast Texas Housing Finance Corp., Piedmont Apartments, Rev., VRDO, LOC : FNMA, 1.73%, 9/8/2022 (a)	11,535	11,535
Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC : FNMA, 1.55%, 9/8/2022 (a)	7,700	7,700
State of Texas, Veterans
GO, VRDO, LIQ : FHLB, 1.54%, 9/8/2022 (a)	10,000	10,000
GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (a)	15,055	15,055
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (a)	14,935	14,935
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (a)	18,335	18,335
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.00%, 9/1/2022 (a)	17,975	17,975
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Rev., VRDO, 1.50%, 9/08/2022 (a)	61,310	61,310
Rev., VRDO, 1.68%, 9/8/2022 (a)	30,265	30,265
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	2,755	2,755
Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	7,500	7,500
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	5,005	5,005
Texas Department of Housing and Community Affairs, Lancaster Apartments, Rev., VRDO, LOC : FNMA, 1.73%, 9/8/2022 (a)	11,780	11,780
Texas Department of Housing and Community Affairs, Pinnacle Apartments, Rev., VRDO, LOC : FNMA, 1.73%, 9/8/2022 (a)	11,765	11,765
Texas Department of Housing and Community Affairs, West Oaks Senior Apartments, Rev., VRDO, LIQ : FHLMC, 1.71%, 9/8/2022 (a)	10,875	10,875
Texas Transportation Commission State Highway Fund Series B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.69%, 9/8/2022 (a)	33,500	33,500
		569,565
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — 0.0% ^
City of Murray, IHC Health Services, Inc., Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.00%, 9/1/2022 (a)	4,400	4,400
Virginia — 2.4%
Albemarle County Economic Development Authority, Sentara Martha Jeffers, Rev., VRDO, LIQ : TD Bank NA, 1.08%, 9/1/2022 (a)	300	300
Arlington County Industrial Development Authority Series A, Rev., VRDO, LIQ : FHLMC, 1.71%, 9/8/2022 (a)	17,150	17,150
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2016C, Rev., VRDO, 1.68%, 9/8/2022 (a)	4,350	4,350
Loudoun County Economic Development Authority, Howard Hughes Medical Institute
Rev., VRDO, 1.40%, 9/8/2022 (a)	17,220	17,220
Series E, Rev., VRDO, 1.40%, 9/8/2022 (a)	5,000	5,000
Series D, Rev., VRDO, 1.45%, 9/8/2022 (a)	47,120	47,120
Norfolk Economic Development Authority, Sentara Healthcare, Rev., VRDO, 1.45%, 9/8/2022 (a)	9,600	9,600
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Rev., VRDO, LIQ : PNC Bank NA, 1.68%, 9/8/2022 (a)	43,890	43,890
Roanoke Economic Development Authority, Carilion Health System Obligated Group, Rev., VRDO, LIQ : PNC Bank NA, 1.68%, 9/8/2022 (a)	62,515	62,515
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	13,915	13,915
Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	12,400	12,400
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	12,000	12,000
		245,460
Washington — 2.1%
Port of Seattle, Subordinate Lien, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.62%, 9/8/2022 (a)	48,000	48,000
Port of Tacoma, Subordinate Lien
Series B, Rev., VRDO, LOC : Bank of America NA, 1.52%, 9/8/2022 (a)	9,400	9,400
Rev., AMT, VRDO, 1.71%, 9/08/2022 (a)	43,415	43,415
Port of Vancouver, United Grain Corp., of Oregon Project, Rev., VRDO, LOC : Bank of America NA, 1.70%, 9/8/2022 (a)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	15,800	15,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	60

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Barkley Ridge Partners, Rev., VRDO, LOC : FHLMC, 1.55%, 9/8/2022 (a)	9,985	9,985
Washington State Housing Finance Commission, Echo Lake Senior Apartments Project, Rev., VRDO, LOC : FNMA, 1.71%, 9/8/2022 (a)	17,970	17,970
Washington State Housing Finance Commission, Fairwinds Redmond Project Series 2005A, Rev., VRDO, LOC : FHLB, 1.71%, 9/8/2022 (a)	19,250	19,250
Washington State Housing Finance Commission, Multi-family, Merrill Gardens Queen Anne Project, Rev., VRDO, LOC : FNMA, 1.72%, 9/8/2022 (a)	27,180	27,180
Washington State Housing Finance Commission, Pinehurst Apartments Project Series 2005A, Rev., VRDO, LOC : FNMA, 1.72%, 9/8/2022 (a)	12,000	12,000
		213,000
West Virginia — 0.1%
West Virginia Hospital Finance Authority, University Health System, Rev., VRDO, LOC : TD Bank NA, 1.68%, 9/8/2022 (a)	9,860	9,860
Wisconsin — 0.5%
Tender Option Bond Trust Receipts/Certificates Series 2020-XL0147, Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	5,320	5,320
Town of Red Cedar, Fairmount Minerals Ltd., Rev., VRDO, LOC : PNC Bank NA, 1.73%, 9/8/2022 (a)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Rev., AMT, VRDO, LOC : Bank of America NA, 1.72%, 9/8/2022 (a)	8,690	8,690
Wisconsin Housing and Economic Development Authority, Home Ownership
Rev., VRDO, LIQ : FHLB, 1.66%, 9/8/2022 (a)	4,000	4,000
Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 1.66%, 9/8/2022 (a)	19,205	19,205
		47,215
Wyoming — 0.4%
County of Lincoln, Pollution Control, ExxonMobil Project
Series 2014, Rev., AMT, VRDO, 1.01%, 9/1/2022 (a)	1,100	1,100
Rev., AMT, VRDO, 1.05%, 9/1/2022 (a)	9,870	9,870
County of Sublette, Wyoming Pollution Control, ExxonMobil Project Series 2014, Rev., AMT, VRDO, 1.05%, 9/1/2022 (a)	12,550	12,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — continued
Wyoming Community Development Authority
Rev., VRDO, LIQ : Royal Bank of Canada, 1.67%, 9/8/2022 (a)	9,500	9,500
Series 6, Rev., VRDO, LIQ : FHLB, 1.67%, 9/8/2022 (a)	6,000	6,000
		39,020
Total Municipal Bonds (Cost $5,934,860)		5,934,860
	SHARES (000)
Variable Rate Demand Preferred Shares — 8.8%
California — 1.7%
Nuveen California AMT-Free Quality Municipal Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.70%, 9/8/2022# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 4, LIQ : Royal Bank Of Canada, 1.74%, 9/8/2022# (b)	58,500	58,500
Series 3, LIQ : TD Bank NA, 1.74%, 9/8/2022# (b)	26,800	26,800
Series 7, LIQ : Royal Bank Of Canada, 1.74%, 9/8/2022# (b)	21,000	21,000
Series 1-1362, LIQ : Societe Generale, 1.76%, 9/8/2022# (b)	59,200	59,200
		173,000
New York — 0.7%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 5, LIQ : TD Bank NA, 1.71%, 9/8/2022# (b)	40,000	40,000
Series 2, LIQ : Royal Bank Of Canada, 1.72%, 9/8/2022# (b)	14,800	14,800
Series 1, LIQ : Societe Generale, 1.72%, 9/8/2022# (b)	18,600	18,600
		73,400
Other — 6.4%
Nuveen AMT-Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.72%, 9/8/2022# (b)	100,300	100,300
Series 5, LIQ : Societe Generale, 1.72%, 9/8/2022# (b)	110,200	110,200
SEE NOTES TO FINANCIAL STATEMENTS.

61	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
Other — continued
Nuveen AMT-Free Quality Municipal Income Fund
Series 3-PFD, LIQ : TD Bank NA, 1.72%, 9/8/2022# (b)	173,500	173,500
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank Plc, 1.77%, 9/8/2022# (b)	151,900	151,900
Series 3-1277, LIQ : Barclays Bank Plc, 1.77%, 9/8/2022# (b)	52,000	52,000
Series 1-2118, LIQ : Barclays Bank Plc, 1.77%, 9/8/2022# (b)	51,600	51,600
		639,500
Total Variable Rate Demand Preferred Shares (Cost $885,900)		885,900
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.5%
Citigroup Global Markets Holdings, Inc., 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $151,819, collateralized by U.S. Treasury Securities, 0.13% - 3.38%, due 8/15/2031 - 5/15/2032, with a value of $154,845. (Cost $151,809)	151,809	151,809
Short Term Investments — 30.8%
Commercial Paper — 30.8%
Alachua County Health Facilities Authority
Series 08-A, 1.92%, 10/13/2022	25,000	25,000
Board of Regents of the University of Texas System
Series A, 1.02%, 9/1/2022	25,000	25,000
Series A, 1.45%, 9/2/2022	25,000	25,000
Series A, 1.50%, 9/2/2022	12,500	12,500
Series A, 1.10%, 9/7/2022	25,000	25,000
Series A, 1.10%, 9/9/2022	18,000	18,000
Series A, 1.55%, 9/9/2022	9,500	9,500
Series A, 1.09%, 9/13/2022	24,000	24,000
Series A, 1.09%, 9/14/2022	25,000	25,000
Series A, 1.55%, 9/20/2022	22,500	22,500
Series A, 1.55%, 9/21/2022	25,000	25,000
Series A, 1.55%, 9/21/2022	20,000	20,000
Series A, 1.55%, 9/23/2022	25,000	25,000
Series A, 1.93%, 10/4/2022	20,000	20,000
Series A, 1.35%, 10/5/2022	25,000	25,000
Series A, 1.70%, 10/6/2022	15,000	15,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 1.75%, 10/7/2022	10,000	10,000
Series A, 1.43%, 10/12/2022	20,000	20,000
Series A, 1.92%, 10/12/2022	22,300	22,300
Series A, 1.92%, 10/12/2022	25,000	25,000
2.02%, 11/3/2022	22,410	22,410
Series A, 2.22%, 1/4/2023	15,000	15,000
Series A, 2.26%, 1/5/2023	25,000	25,000
Series A, 2.30%, 1/6/2023	22,700	22,700
Series A, 2.15%, 1/25/2023	25,000	25,000
California Statewide Communities Development Authority
Series B-6, 0.90%, 9/7/2022	11,000	11,000
Series B-6, 1.12%, 9/7/2022	16,250	16,250
Series 08-B, 1.50%, 9/7/2022	25,000	25,000
Series D, 0.93%, 9/8/2022	35,500	35,500
Series 09-D, 1.14%, 9/14/2022	10,000	10,000
Series 08-C, 1.60%, 10/4/2022	28,100	28,100
Series 08-C, 1.60%, 10/5/2022	30,865	30,865
Series 9B-3, 1.70%, 10/12/2022	10,000	10,000
Series 9B-3, 1.72%, 10/12/2022	5,000	5,000
Series 09-D, 1.65%, 10/13/2022	30,000	30,000
Series 9B-2, 1.47%, 10/18/2022	50,000	50,000
Series 9B-4, 1.47%, 10/19/2022	27,500	27,500
Series 08-C, 1.37%, 11/2/2022	13,000	13,000
Series B-5, 1.37%, 11/9/2022	9,200	9,200
Series 9B-2, 1.45%, 11/9/2022	25,000	25,000
Series 9B-3, 1.45%, 11/9/2022	19,000	19,000
Series B-5, 1.80%, 12/6/2022	25,000	25,000
Series 08-B, 1.90%, 12/6/2022	14,000	14,000
Series 9B-4, 2.00%, 12/14/2022	10,000	10,000
Series 9B-3, 2.05%, 12/15/2022	20,000	20,000
City and County of San Francisco, Airport Commission
Series A-2, 1.33%, 10/4/2022	25,000	25,000
City of Atlanta GA
Series M-1, 1.55%, 10/18/2022	300	300
Series M-2, 1.60%, 10/18/2022	65,453	65,453
City of Dallas, Waterworks and Sewer System
Series G, 1.67%, 9/27/2022	21,800	21,800
City of Houston
Series G-2, 1.88%, 9/22/2022	15,000	15,000
Series H-2, 1.80%, 10/4/2022	20,000	20,000
Series A, 2.05%, 10/18/2022	35,000	35,000
Series A, 2.05%, 10/20/2022	25,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	62

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
City of Jacksonville, Pollution Control
Series 94, 1.95%, 10/4/2022	35,960	35,960
Series 92, 1.95%, 10/4/2022	18,300	18,300
City of Los Angeles, Wastewater System
Series A-2, 1.13%, 9/8/2022	10,024	10,024
City of Memphis
Series A, 1.90%, 10/4/2022	10,000	10,000
City Of Rochester, Health Care Facilities
Series 2011, 1.45%, 9/1/2022	50,000	50,000
Series 2011, 1.85%, 9/12/2022	80,000	80,000
Series 2014, 1.84%, 10/18/2022	25,000	25,000
City of San Antonio, Electric and Gas Systems
Series C, 1.35%, 9/29/2022	19,000	19,000
Series C, 2.00%, 11/17/2022	48,000	48,000
County of Harris
Series B, 1.90%, 10/5/2022	4,239	4,239
County of Hillsborough
Series A, 1.90%, 9/15/2022	13,420	13,420
Series A, 1.96%, 11/3/2022	13,000	13,000
County of Montgomery
Series 10-A, 1.18%, 9/19/2022	20,000	20,000
Series 10-A, 1.20%, 9/19/2022	30,000	30,000
Series 10-B, 1.33%, 10/4/2022	33,000	33,000
County of York
Series 2000, 1.50%, 9/1/2022	18,000	18,000
Series 2000, 1.50%, 9/1/2022	20,450	20,450
Dallas Independent School District
Series IA, 1.40%, 10/6/2022	22,000	22,000
East Bay Municipal Utility District
Series A-2, 1.00%, 9/8/2022	20,000	20,000
Series A-1, 1.16%, 9/8/2022	16,490	16,490
Series A-1, 1.40%, 10/5/2022	13,400	13,400
Series A-2, 1.80%, 10/5/2022	15,000	15,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-D, 1.92%, 9/14/2022	50,000	50,000
Series 14-E, 1.92%, 9/14/2022	50,000	50,000
Series 14-B, 1.70%, 10/5/2022	50,000	50,000
Series 14-C, 1.50%, 10/12/2022	40,000	40,000
Indiana Finance Authority
Series D-2, 1.15%, 9/12/2022	100,825	100,825
Jacksonville Health Care Authority
Series 2016, 1.45%, 9/1/2022	121,000	121,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 1.73%, 10/21/2022	10,000	10,000
Lower Colorado River Authority
Series B, 1.40%, 10/4/2022	6,497	6,497
Maryland Health and Higher Educational Facilities Authority
Series B, 1.87%, 9/9/2022	12,100	12,100
Massachusetts State Division of Capital Asset Management
Series H-2, 1.53%, 11/4/2022	17,385	17,385
Metropolitan Government of Nashville and Davidson County, Water and Sewer
Series 2022, 1.25%, 9/7/2022	20,000	20,000
Miami Dade College Foundation, Inc.
Series 2021, 1.96%, 10/13/2022	10,000	10,000
Omaha Public Power District
Series A, 1.20%, 9/8/2022	12,500	12,500
Series A, 1.14%, 9/9/2022	12,500	12,500
Series A, 1.11%, 9/12/2022	13,700	13,700
Series A, 1.06%, 9/13/2022	10,000	10,000
Series A, 1.87%, 9/27/2022	12,500	12,500
Series A, 1.93%, 10/14/2022	10,050	10,050
Regents of the University of Michigan
Series B, 1.75%, 10/6/2022	28,250	28,250
Series B, 1.94%, 10/18/2022	12,700	12,700
Salt River Project Agricultural Improvement and Power District
Series C, 1.70%, 10/5/2022	28,100	28,100
Series C, 1.83%, 12/5/2022	18,800	18,800
San Diego County Water Authority
Series 9, 1.84%, 9/14/2022	18,000	18,000
Series 10, 1.98%, 11/3/2022	12,500	12,500
San Diego Public Facilities Financing Authority Water
Series A, 1.30%, 9/8/2022	23,575	23,575
Series A, 1.95%, 10/13/2022	49,904	49,904
San Francisco City and County Public Utilities Commission
Series A-1, 1.58%, 9/7/2022	6,000	6,000
Series A-1, 1.30%, 9/13/2022	40,340	40,340
Series A-6, 1.30%, 9/13/2022	42,898	42,898
Series A-6, 1.35%, 9/13/2022	15,000	15,000
Series A2, 1.82%, 10/4/2022	44,161	44,161
Series A-7, 1.67%, 10/5/2022	15,075	15,075
SEE NOTES TO FINANCIAL STATEMENTS.

63	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A-4, 1.67%, 10/5/2022	52,175	52,175
Series A-1, 1.70%, 10/5/2022	38,284	38,284
Southwestern Illinois Development Authority
Series 17-B, 1.12%, 9/8/2022	49,870	49,870
Series 17-B, 1.89%, 10/6/2022	10,000	10,000
State of California
Series A-2, 1.15%, 9/13/2022	18,000	18,000
Series 11A5, 1.15%, 9/13/2022	23,000	23,000
Series A-1, 1.13%, 9/15/2022	42,395	42,395
Series A-2, 1.13%, 9/15/2022	28,000	28,000
Series 11A5, 1.13%, 9/15/2022	27,090	27,090
Series A-3, 1.60%, 10/4/2022	20,000	20,000
Series A-2, 1.28%, 10/5/2022	20,000	20,000
State of California, Department of Water Resources
Series 1, 1.84%, 9/15/2022	9,393	9,393
Texas Public Finance Authority
Series 19, 1.95%, 10/13/2022	23,042	23,042
Trustees of Indiana University
Series 2018, 1.45%, 9/7/2022	15,000	15,000
Series 2018, 1.30%, 9/14/2022	13,272	13,272
Series 2018, 1.60%, 10/6/2022	7,854	7,854
University of Minnesota
Series H, 1.90%, 10/12/2022	16,000	16,000
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-1, 1.33%, 10/5/2022	23,000	23,000
University of Washington
Series A, 1.68%, 9/7/2022	9,000	8,999
Series A, 1.98%, 11/8/2022	19,600	19,600
Series A, 2.03%, 11/15/2022	20,000	20,000
Total Commercial Paper (Cost $3,085,495)		3,085,495
Total Short Term Investments (Cost $3,085,495)		3,085,495
Total Investments — 100.2% * (Cost $10,058,064)		10,058,064
Liabilities in Excess of Other Assets — (0.2)%		(22,525)
NET ASSETS — 100.0%		10,035,539

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	64

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 63.3%
Alabama — 0.7%
Alabama Housing Finance Authority, Multi-Family, Alison Pointe Apartments Project, Rev., VRDO, LOC : U.S. Bank NA, 1.77%, 9/8/2022 (a)	7,670	7,670
Alaska — 1.8%
Alaska Housing Finance Corp., Home Mortgage, Rev., AMT, VRDO, LIQ : FHLB, 1.11%, 9/1/2022 (a)	19,610	19,610
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 1.00%, 9/1/2022 (a)	160	160
		19,770
Arizona — 0.6%
Industrial Development Authority of the City of Phoenix (The), Mayo Clinic, Rev., VRDO, LIQ : Northern Trust Co., 0.98%, 9/1/2022 (a)	1,440	1,440
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	2,530	2,530
Rev., VRDO, LOC : Barclays Bank plc, 1.72%, 9/8/2022 (a) (b)	3,125	3,125
		7,095
California — 0.2%
City of Modesto, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ : FNMA, 1.57%, 9/8/2022 (a)	110	110
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 1.75%, 9/8/2022 (a)	2,645	2,645
		2,755
Colorado — 3.2%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.70%, 9/8/2022 (a)	325	325
RBC Municipal Products, Inc. Trust, Floater Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 12/1/2022 (a) (b)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LOC : Royal Bank of Canada, 1.74%, 9/8/2022 (a) (b)	25,000	25,000
Rev., VRDO, LOC : Bank of America NA, 1.75%, 9/8/2022 (a) (b)	2,895	2,895
		35,720
Connecticut — 0.1%
Connecticut State Development Authority, Solid Waste Project, Rev., VRDO, LOC : Bank of Montreal, 1.58%, 9/8/2022 (a)	1,600	1,600
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 5.5%
County of Broward, Power and Light Co. Project
Rev., AMT, VRDO, 1.21%, 9/1/2022 (a)	8,525	8,525
Rev., VRDO, 1.30%, 9/1/2022 (a)	1,050	1,050
County of St. Lucie, Power and Light Co. Project, Rev., VRDO, 1.21%, 9/1/2022 (a)	7,775	7,775
Florida Housing Finance Corp., Valencia Village Apartments Series G-1, Rev., VRDO, FNMA, LIQ : FNMA, 1.52%, 9/8/2022 (a)	7,650	7,650
Hillsborough County Housing Finance Authority, Hunters Run Partners Ltd., Rev., VRDO, LOC : FNMA, 1.52%, 9/8/2022 (a)	5,890	5,890
JEA Water and Sewer System Series A-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.52%, 9/8/2022 (a)	3,820	3,820
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Florida Power and Light Co. Project, Rev., VRDO, 1.21%, 9/1/2022 (a)	7,000	7,000
RBC Municipal Products, Inc. Trust, Floater Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 10/3/2022 (a) (b)	7,600	7,600
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Series A, Rev., VRDO, LOC : Bank of America NA, 1.79%, 9/8/2022 (a)	1,900	1,900
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3004, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.72%, 9/8/2022 (a) (b)	7,500	7,500
Rev., VRDO, LOC : Royal Bank of Canada, 1.76%, 9/8/2022 (a)	2,800	2,800
		61,510
Georgia — 2.9%
Coweta County Development Authority, Newnan Holding LLC Project, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.80%, 9/8/2022 (a)	2,110	2,110
Development Authority of Douglas County, Pandosia LLC Project, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.73%, 9/8/2022 (a)	2,200	2,200
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 1.33%, 9/1/2022 (a)	4,615	4,615
SEE NOTES TO FINANCIAL STATEMENTS.

65	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority of Monroe County (The), Florida Power and Light Co., Project, Rev., AMT, VRDO, 1.30%, 9/1/2022 (a)	22,275	22,275
Valdosta and Lowndes County Industrial Development Authority, Steeda Autosports Project, Rev., VRDO, LOC : Bank of America NA, 1.80%, 9/8/2022 (a)	1,350	1,350
		32,550
Hawaii — 1.3%
RBC Municipal Products, Inc. Trust, Floater Certificates, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	2,675	2,675
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1217, Rev., VRDO, LOC : Barclays Bank plc, 1.73%, 9/8/2022 (a) (b)	12,165	12,165
		14,840
Illinois — 2.4%
Chicago Midway International Airport, Second Lien, Rev., AMT, VRDO, LOC : Bank of Montreal, 1.71%, 9/8/2022 (a)	2,540	2,540
County of Will, ExxonMobil Project Rev., VRDO, 1.06%, 9/01/2022 (a)	9,010	9,010
Illinois Development Finance Authority, Wheaton Academy, Rev., VRDO, LOC : BMO Harris Bank NA, 1.50%, 9/8/2022 (a)	2,500	2,500
Illinois Finance Authority, St. Ignatius College Prep Project Series 2006, Rev., VRDO, LOC : PNC Bank NA, 1.51%, 9/8/2022 (a)	2,000	2,000
Illinois Finance Authority, Toyal America, Inc. Project, Rev., VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.76%, 9/8/2022 (a)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Bank of America NA, 1.76%, 9/8/2022 (a) (b)	4,680	4,680
		26,730
Indiana — 2.0%
City of Indianapolis, Multi-Family Housing, Nora Commons
Rev., AMT, VRDO, LOC : U.S. Bank NA, 1.28%, 9/1/2022 (a)	11,675	11,675
Rev., VRDO, LOC : U.S. Bank NA, 1.75%, 9/8/2022 (a)	580	580
Indiana Finance Authority, Parkview Health System, Inc., Rev., VRDO, LOC : Wells Fargo Bank NA, 1.05%, 9/1/2022 (a)	1,075	1,075
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 1.73%, 9/8/2022 (a)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 1.74%, 9/8/2022 (a)	2,100	2,100
Indiana Housing and Community Development Authority
Series B-3, Rev., VRDO, LIQ : TD Bank NA, 1.04%, 9/1/2022 (a)	165	165
Series C-3, Rev., VRDO, LIQ : TD Bank NA, 1.04%, 9/1/2022 (a)	465	465
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LIQ : TD Bank NA, 1.72%, 9/8/2022 (a) (b)	2,500	2,500
		22,660
Iowa — 2.9%
Iowa Finance Authority, Cone ENT Project, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.75%, 9/8/2022 (a)	2,875	2,875
Iowa Finance Authority, Multi-Family Housing, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.69%, 9/8/2022 (a)	2,050	2,050
Iowa Finance Authority, Solid Waste Facilities, MidAmerican Energy Co. Project, Rev., AMT, VRDO, 1.63%, 9/8/2022 (a)	27,140	27,140
		32,065
Kentucky — 2.6%
Louisville Regional Airport Authority, Ups Worldwide Forwarding, Inc.
Rev., VRDO, 1.22%, 9/1/2022 (a)	22,100	22,100
Rev., VRDO, 1.24%, 9/1/2022 (a)	3,100	3,100
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	3,735	3,735
		28,935
Louisiana — 0.4%
Parish of East Baton Rouge, ExxonMobil Project, Rev., VRDO, 1.06%, 9/1/2022 (a)	4,800	4,800
Maine — 0.5%
Maine State Housing Authority, Mortgage Purchase Bonds Series C, Rev., AMT, VRDO, LIQ : UBS AG, 1.71%, 9/8/2022 (a)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	66

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — 4.4%
Maryland Community Development Administration, Housing and Community Development, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.73%, 9/8/2022 (a)	32,390	32,390
Maryland Community Development Administration, Multi-Family, Fort Washington Manor Senior Housing, Rev., VRDO, LOC : Citibank NA, 1.49%, 9/8/2022 (a)	2,765	2,765
Montgomery County Housing Opportunities Commission, Single Family Mortgage, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.71%, 9/8/2022 (a)	7,770	7,770
Washington Suburban Sanitary Commission
Rev., BAN, VRDO, LIQ : State Street Bank & Trust, 1.47%, 9/8/2022 (a)	2,335	2,335
Series B-4, Rev., BAN, VRDO, LIQ : State Street Bank & Trust, 1.47%, 9/8/2022 (a)	3,550	3,550
		48,810
Massachusetts — 2.7%
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022-E-144, GO, RAN, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XM0986, Rev., VRDO, LIQ : Royal Bank of Canada, 1.73%, 9/8/2022 (a) (b)	4,835	4,835
Town of East Bridgewater, GO, BAN, 3.50%, 10/28/2022	1,013	1,016
Town of Orange, GO, BAN, 3.75%, 8/24/2023	2,831	2,860
Town of Randolph, GO, BAN, 3.00%, 9/30/2022	12,001	12,015
		30,726
Michigan — 0.6%
Michigan State Housing Development Authority, Rental Housing, Rev., AMT, VRDO, LIQ : UBS AG, 1.53%, 9/8/2022 (a)	7,225	7,225
Mississippi — 2.1%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Rev., VRDO, 1.00%, 9/01/2022 (a)	6,320	6,320
Rev., VRDO, 1.00%, 9/01/2022 (a)	12,520	12,520
Series 2007E, Rev., VRDO, 1.00%, 9/1/2022 (a)	800	800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2011 B, Rev., VRDO, 1.00%, 9/1/2022 (a)	1,530	1,530
Series G, Rev., VRDO, 1.00%, 9/1/2022 (a)	2,120	2,120
		23,290
Missouri — 0.5%
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	5,190	5,190
Nevada — 2.0%
County of Clark Department of Aviation, Subordinate Lien Series 2008C-3, Rev., AMT, VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.54%, 9/8/2022 (a)	2,785	2,785
County of Clark, Industrial Development, Southwest Gas Corp., Project, Rev., AMT, VRDO, LOC : MUFG Union Bank NA, 1.51%, 9/8/2022 (a)	20,000	20,000
		22,785
New Jersey — 0.2%
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Royal Bank of Canada, 1.74%, 9/8/2022 (a) (b)	2,500	2,500
New York — 3.7%
Longwood Central School District Suffolk County Series 2021A, GO, BAN, 1.50%, 12/14/2022	4,000	4,000
New York City Housing Development Corp., Multi-Family Mortgage, 89 Murray Street Series A, Rev., VRDO, LOC : FNMA, 1.51%, 9/8/2022 (a)	700	700
New York City Housing Development Corp., Multi-Family Mortgage, Urban Horizons II LP, Rev., VRDO, LOC : Citibank NA, 1.52%, 9/8/2022 (a)	1,815	1,815
New York City Housing Development Corp., Multi-Family, 1090 Franklin Avenue Apartments, Rev., VRDO, LOC : Citibank NA, 1.53%, 9/8/2022 (a)	375	375
New York City Housing Development Corp., Ogden Ave Ltd. Partnership, Rev., VRDO, LOC : FNMA, 1.53%, 9/8/2022 (a)	3,160	3,160
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.65%, 9/8/2022 (a)	225	225
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.55%, 9/8/2022 (a)	5,500	5,500
SEE NOTES TO FINANCIAL STATEMENTS.

67	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Pine Bush Central School District, GO, BAN, 2.00%, 12/29/2022	8,400	8,412
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : UBS AG, 1.70%, 9/8/2022 (a) (b)	625	625
Series 2022-XF1311, GO, VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	4,260	4,260
Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	1,900	1,900
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 1.74%, 9/8/2022 (a) (b)	4,120	4,120
Village of Sleepy Hollow, GO, BAN, 1.50%, 11/18/2022	6,000	6,001
		41,093
North Carolina — 0.7%
North Carolina Medical Care Commission, Moses Cone Health System Series 2001B, Rev., VRDO, LIQ : Bank of Montreal, 1.06%, 9/1/2022 (a)	4,035	4,035
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.74%, 9/8/2022 (a) (b)	4,200	4,200
		8,235
Ohio — 2.2%
County of Franklin, CHE Trinity Health Credit Group, Rev., VRDO, 1.60%, 11/1/2022 (a)	13,000	13,000
Ohio Housing Finance Agency, Mortgage-Backed Securities Program
Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.51%, 9/8/2022 (a)	4,205	4,205
Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.51%, 9/8/2022 (a)	4,540	4,540
Series J, Rev., AMT, VRDO, GNMA / FNMA COLL, LIQ : TD Bank NA, 1.51%, 9/8/2022 (a)	3,390	3,390
		25,135
Oregon — 0.4%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : U.S. Bank NA, 1.71%, 9/8/2022 (a)	215	215
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 1.12%, 9/1/2022 (a)	4,325	4,325
		4,540
Other — 7.6%
FHLMC, Multi-Family VRD Certificates
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	60,145	60,145
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other — continued
Rev., VRDO, 1.72%, 9/08/2022 (a) (b)	14,605	14,605
Series M028, Rev., VRDO, LIQ : FHLMC, 1.72%, 9/8/2022 (a) (b)	9,940	9,940
		84,690
South Carolina — 0.2%
Tender Option Bond Trust Receipts/Certificates, Rev., VRDO, LOC : Bank of America NA, 1.75%, 9/8/2022 (a) (b)	2,325	2,325
Tennessee — 1.0%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 1.74%, 9/8/2022 (a)	4,105	4,105
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LOC : Barclays Bank plc, 1.72%, 9/8/2022 (a) (b)	3,795	3,795
Rev., VRDO, LOC : Bank of America NA, 1.74%, 9/8/2022 (a) (b)	3,475	3,475
		11,375
Texas — 5.2%
Calhoun Port Authority, Formosa Plastics Corp. Project, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.78%, 9/8/2022 (a) (b)	10,000	10,000
Gilmer Industrial Development Corp., Duoline Technologies LP, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.80%, 9/8/2022 (a)	5,215	5,215
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project Rev., VRDO, 1.06%, 9/01/2022 (a)	13,060	13,060
Harris County Industrial Development Corp., ExxonMobil Corp. Project, Rev., VRDO, 1.07%, 9/1/2022 (a)	7,100	7,100
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 1.06%, 9/01/2022 (a)	13,030	13,030
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust, 1.61%, 9/8/2022 (a)	6,000	6,000
State of Texas, Veterans Housing Assistance Program, GO, AMT, VRDO, LIQ : State Street Bank & Trust, 1.61%, 9/8/2022 (a)	3,935	3,935
		58,340
Utah — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0364, Rev., VRDO, LIQ : Bank of America NA, 1.73%, 9/8/2022 (a) (b)	4,505	4,505
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	68

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.7%
Botetourt County Industrial Development Authority, Altec Industries, Rev., VRDO, LOC : Bank of America NA, 1.73%, 9/8/2022 (a)	7,400	7,400
Prince William County Industrial Development Authority, Sewer Disposal Facilities, Dale Service Corp., Project, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.75%, 9/8/2022 (a)	50	50
		7,450
Washington — 1.6%
King County Housing Authority, Overlake Tod Housing LP, Rev., VRDO, LOC : Bank of America NA, 1.73%, 9/8/2022 (a)	3,450	3,450
Port of Seattle, Subordinate Lien, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.62%, 9/8/2022 (a)	15,000	15,000
		18,450
Total Municipal Bonds (Cost $710,364)		710,364
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.4%
California — 0.9%
Nuveen California Quality Municipal Income Fund
Series 4, LIQ : Royal Bank Of Canada, 1.74%, 9/8/2022# (b)	10,000	10,000
		10,000
New York — 0.7%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 2, LIQ : Royal Bank Of Canada, 1.72%, 9/8/2022# (b)	8,000	8,000
		8,000
Other — 4.8%
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank Plc, 1.77%, 9/8/2022# (b)	20,000	20,000
Series 3-1277, LIQ : Barclays Bank Plc, 1.77%, 9/8/2022# (b)	34,200	34,200
		54,200
Total Variable Rate Demand Preferred Shares (Cost $72,200)		72,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 6.4%
Citigroup Global Markets Holdings, Inc., 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $71,411, collateralized by U.S. Treasury Securities, 0.63% - 3.75%, due 8/15/2042 - 11/15/2043, with a value of $72,909. (Cost $71,406)	71,406	71,406
Short Term Investments — 23.7%
Commercial Paper — 23.7%
Board of Regents of the University of Texas System
Series A, 1.10%, 9/9/2022	7,000	7,000
California Statewide Communities Development Authority
Series 9B-3, 1.70%, 10/12/2022	7,500	7,500
Series 9B-1, 1.65%, 10/13/2022	11,000	11,000
Series B-5, 1.37%, 11/9/2022	3,250	3,250
Series 9B-1, 1.90%, 12/7/2022	10,000	10,000
1.90%, 12/8/2022	4,000	4,000
Series 9B-4, 2.00%, 12/14/2022	10,000	10,000
City and County of San Francisco, Airport Commission
Series A-2, 1.33%, 10/4/2022	7,625	7,625
City of Atlanta GA
Series N-2, 1.75%, 10/18/2022	16,460	16,460
City of Houston
Series E-1, 1.50%, 9/22/2022	5,000	5,000
Series G-2, 1.88%, 9/22/2022	10,000	10,000
Series H-2, 1.80%, 10/4/2022	4,000	4,000
Series A, 2.05%, 10/18/2022	29,000	29,000
Series A, 2.05%, 10/20/2022	15,000	15,000
City of Memphis
Series A, 1.40%, 9/1/2022	10,000	10,000
County of Hillsborough
Series A, 1.40%, 9/1/2022	4,700	4,700
County of Montgomery
Series 10-A, 1.20%, 9/19/2022	10,000	10,000
El Paso Water and Sewer
Series A, 1.14%, 9/9/2022	15,000	15,000
Series A, 1.92%, 9/27/2022	7,500	7,500
Health Care Authority of the City of Huntsville (The)
1.94%, 10/12/2022	40,000	40,000
Miami Dade College Foundation, Inc.
Series 2021, 1.85%, 9/12/2022	4,000	4,000
Series 2021, 1.96%, 10/13/2022	10,000	10,000
Municipal Improvement Corp. of Los Angeles
Series A-2, 1.86%, 10/13/2022	2,700	2,700
SEE NOTES TO FINANCIAL STATEMENTS.

69	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A-1, 1.88%, 10/13/2022	5,500	5,500
San Diego County Water Authority
Series 9, 1.84%, 9/14/2022	4,500	4,500
University of North Texas System
Series A, 2.24%, 1/12/2023	12,100	12,100
Total Commercial Paper (Cost $265,835)		265,835
Total Short Term Investments (Cost $265,835)		265,835
Total Investments — 99.8% * (Cost $1,119,805)		1,119,805
Other Assets Less Liabilities — 0.2%		1,807
NET ASSETS — 100.0%		1,121,612

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	70

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 70.7%
California — 70.7%
Abag Finance Authority for Nonprofit Corp., Reardon Heights Apartments, Rev., VRDO, LOC : FNMA, 1.61%, 9/8/2022 (a)	3,000	3,000
Alameda County Industrial Development Authority, JMS Family Partnership, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.60%, 9/8/2022 (a)	1,330	1,330
Alameda County Industrial Development Authority, Plyproperties Project Series A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.71%, 9/8/2022 (a)	3,245	3,245
Anaheim Housing Authority, Sage Park Project Series A, Rev., VRDO, LOC : FNMA, 1.61%, 9/8/2022 (a)	5,500	5,500
Bay Area Toll Authority, Rev., VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.40%, 9/8/2022 (a)	4,355	4,355
California Economic Development Financing Authority, Killion Industries Project, Rev., VRDO, LOC : Union Bank of California, 1.53%, 9/8/2022 (a)	3,800	3,800
California Educational Facilities Authority, Institute of Technology
Series 1994, Rev., VRDO, 1.35%, 9/8/2022 (a)	500	500
Series B, Rev., VRDO, 1.35%, 9/8/2022 (a)	8,350	8,350
California Health Facilities Financing Authority, Advent Health Obligated Group Series 1998B, Rev., VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	500	500
California Health Facilities Financing Authority, Adventist Health System Series 2009B, Rev., VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	950	950
California Health Facilities Financing Authority, Memorial Health Services Series A, Rev., 5.00%, 10/1/2022	145	145
California Health Facilities Financing Authority, Scripps Health, Rev., VRDO, 1.35%, 9/8/2022 (a)	4,865	4,865
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC : Bank of America NA, 1.77%, 9/8/2022 (a)	1,215	1,215
California Infrastructure and Economic Development Bank, Pleasant Mattress Inc., Rev., VRDO, LOC : Wells Fargo Bank NA, 1.52%, 9/8/2022 (a)	400	400
California Municipal Finance Authority, Exempt Facilities, ExxonMobil Corp., Rev., VRDO, 0.88%, 9/1/2022 (a)	8,590	8,590
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project
Rev., VRDO, 0.85%, 9/1/2022 (a)	250	250
Rev., VRDO, 0.86%, 9/1/2022 (a)	600	600
Series 2010A, Rev., VRDO, 0.86%, 9/1/2022 (a)	310	310
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California Public Finance Authority, Sharp Healthcare, Rev., VRDO, LOC : Barclays Bank plc, 0.85%, 9/1/2022 (a)	1,910	1,910
California Statewide Communities Development Authority, American Modular System Series 2001A, Rev., VRDO, LOC : Bank of the West, 1.76%, 9/8/2022 (a)	800	800
California Statewide Communities Development Authority, Chevron USA, Inc., Project, Rev., VRDO, 0.85%, 9/1/2022 (a)	800	800
California Statewide Communities Development Authority, Rady Children's Hospital
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 0.90%, 9/1/2022 (a)	2,445	2,445
Rev., VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	5,295	5,295
Rev., VRDO, LOC : Northern Trust Co., 1.42%, 9/8/2022 (a)	4,400	4,400
California Statewide Communities Development Authority, Salvation Army Series 2003EEE, Rev., VRDO, LOC : FNMA, 1.64%, 9/8/2022 (a)	3,900	3,900
California Statewide Communities Development Authority, Second Street Senior Apartments Series 2003TT, Rev., VRDO, LOC : FNMA, 1.61%, 9/8/2022 (a)	2,255	2,255
California Statewide Communities Development Authority, Village at Hesperia Series 2003CCC, Rev., VRDO, LOC : FNMA, 1.61%, 9/8/2022 (a)	2,100	2,100
City of Big Bear Lake, Southwest Gas Corp., Project, Rev., AMT, VRDO, LOC : Bank of America NA, 1.62%, 9/8/2022 (a)	3,000	3,000
City of Irvine, Assessment District No. 03-19, Limited Obligation Improvement
VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	350	350
Series A, VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	1,200	1,200
City of Irvine, Assessment District No. 93-14, VRDO, LOC : Sumitomo Mitsui Banking Corp., 0.85%, 9/1/2022 (a)	2,500	2,500
City of Irvine, Assessment District No. 94-13, VRDO, LOC : State Street Bank & Trust, 0.83%, 9/1/2022 (a)	300	300
City of Irvine, Assessment District No. 97-16, Rev., VRDO, LOC : State Street Bank & Trust, 0.83%, 9/1/2022 (a)	180	180
City of Irvine, Assessment District No. 97-17, Limited Obligation Improvement, VRDO, LOC : State Street Bank & Trust, 0.95%, 9/1/2022 (a)	1,178	1,178
SEE NOTES TO FINANCIAL STATEMENTS.

71	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
City of Irvine, Reassessment District No. 05-21, Limited Obligation Improvement
VRDO, LOC : Sumitomo Mitsui Banking Corp., 0.95%, 9/1/2022 (a)	5,024	5,024
VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	2,520	2,520
City of Irvine, Reassessment District No. 85-7A, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 0.85%, 9/1/2022 (a) (b)	160	160
City of Modesto, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ : FNMA, 1.57%, 9/8/2022 (a)	300	300
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments
Series 1997A, Rev., VRDO, LOC : FNMA, 1.82%, 9/8/2022 (a)	8,500	8,500
Series 2000A, Rev., VRDO, LOC : FNMA, 1.82%, 9/8/2022 (a)	2,000	2,000
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 1.70%, 9/8/2022 (a)	3,500	3,500
County of San Bernardino, Evergreen Apartments Series 1999A, Rev., VRDO, LOC : FNMA, 1.48%, 9/8/2022 (a)	1,400	1,400
County of San Bernardino, Green Valley Apartments Series A, Rev., VRDO, LOC : FNMA, 1.48%, 9/8/2022 (a)	2,115	2,115
County of San Bernardino, Somerset Apartments LLC, Rev., VRDO, LOC : FNMA, 1.48%, 9/8/2022 (a)	850	850
County of San Bernardino, Sycamore Terrace Apartments Series A, Rev., VRDO, LOC : FNMA, 1.48%, 9/8/2022 (a)	700	700
Irvine Ranch Water District
VRDO, LOC : Bank of America NA, 0.77%, 9/1/2022 (a)	3,000	3,000
VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	960	960
Los Angeles Department of Water and Power, Power System
Subseries A-1, Rev., VRDO, LIQ : Royal Bank of Canada, 0.85%, 9/1/2022 (a)	100	100
Series A, Rev., VRDO, LIQ : Bank of America NA, 0.90%, 9/1/2022 (a)	155	155
Subseries B-7, Rev., VRDO, LIQ : Barclays Bank plc, 1.34%, 9/8/2022 (a)	6,000	6,000
Los Angeles Department of Water and Power, Water System
Series B-2, Rev., VRDO, LIQ : UBS AG, 0.77%, 9/1/2022 (a)	3,900	3,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2021A-2, Rev., VRDO, LIQ : TD Bank NA, 0.80%, 9/1/2022 (a)	2,015	2,015
Rev., VRDO, LIQ : Barclays Bank plc, 0.85%, 9/1/2022 (a)	300	300
Series A, Subseries A-2, Rev., VRDO, LIQ : Barclays Bank plc, 0.85%, 9/1/2022 (a)	2,925	2,925
Series B, Subseries B-4, Rev., VRDO, LIQ : Barclays Bank plc, 0.85%, 9/1/2022 (a)	300	300
Subseries A-2, Rev., VRDO, LIQ : Royal Bank of Canada, 0.85%, 9/1/2022 (a)	5,000	5,000
Subseries B-2, Rev., VRDO, LIQ : Bank of The West, 1.35%, 9/8/2022 (a)	1,000	1,000
Orange County Water District Series 2003A, COP, VRDO, LOC : Bank of America NA, 1.15%, 9/8/2022 (a)	140	140
RBC Municipal Products, Inc. Trust, Floater Certificates, VRDO, LOC : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.15%), 1.82%, 10/3/2022 (a) (b)	2,000	2,000
Regents of the University of California Medical Center Pooled
Rev., VRDO, 0.85%, 9/1/2022 (a)	2,400	2,400
Series 2007B-1, Rev., VRDO, 0.85%, 9/1/2022 (a)	450	450
Series O-1, Rev., VRDO, 0.85%, 9/1/2022 (a)	17,450	17,450
Riverside County Housing Authority, Tyler Springs Apartments Series 1999C, Rev., VRDO, LOC : FNMA, 1.48%, 9/8/2022 (a)	525	525
Sacramento County Housing Authority, Terrace Apartments, Rev., VRDO, FNMA, LIQ : FNMA, 1.48%, 9/8/2022 (a)	3,220	3,220
San Diego County Regional Transportation Commission, Sales Tax Series 2021A, Rev., 5.00%, 10/1/2022	175	176
San Francisco City and County Redevelopment Agency Successor Agency, Notre Dame Apartments, Rev., VRDO, LOC : Citibank NA, 1.47%, 9/8/2022 (a)	5,000	5,000
Southern California Public Power Authority, Magnolia Power Project, Rev., VRDO, LOC : U.S. Bank NA, 0.95%, 9/1/2022 (a)	6,875	6,875
State of California Series 2004-A3, GO, VRDO, LOC : State Street Bank & Trust, 0.85%, 9/1/2022 (a)	1,900	1,900
State of California, Various Purpose, GO, 5.25%, 9/1/2022	195	195
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Morgan Stanley Bank, 1.69%, 9/8/2022 (a) (b)	8,000	8,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	72

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	1,500	1,500
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	33,430	33,430
Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	965	965
GO, VRDO, LOC : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	1,160	1,160
GO, VRDO, 1.70%, 9/08/2022 (a) (b)	4,510	4,510
GO, VRDO, LIQ : TD Bank NA, 1.70%, 9/8/2022 (a) (b)	600	600
Series 2016-XF2322, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	7,500	7,500
Series 2017-XX1045, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	7,000	7,000
Series 2018-XM0712, GO, VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	2,230	2,230
Series 2018-ZF2744, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	6,900	6,900
Series 2018-ZM0585, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	3,750	3,750
Series 2020-XG0304, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	4,260	4,260
Series 2022-XF1323, Rev., VRDO, LIQ : TD Bank NA, 1.70%, 9/8/2022 (a) (b)	2,650	2,650
Series 2022-XF1326, GO, VRDO, LIQ : TD Bank NA, 1.70%, 9/8/2022 (a) (b)	4,000	4,000
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	4,000	4,000
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	3,130	3,130
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	2,400	2,400
Series 2022-XL0230, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	2,070	2,070
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	3,840	3,840
Series 2022-XM1014, GO, VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	6,325	6,325
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	2,500	2,500
Series 2022-ZL0231, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	1,330	1,330
Series 2022-ZL0233, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	1,000	1,000
Series 2022-ZL0242, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	2,400	2,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-ZL0287, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	5,905	5,905
Series 2022-ZL0291, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	2,700	2,700
Series 2018-XG0182, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	1,505	1,505
Series 2019-XM0750, Rev., VRDO, LIQ : Bank of America NA, 1.71%, 9/8/2022 (a) (b)	3,000	3,000
Series 2020-YX1153, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	7,105	7,105
Series 2022-XX1215, Rev., VRDO, LOC : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	1,500	1,500
Series 2022-YX1229, Rev., VRDO, LIQ : Barclays Bank plc, 1.71%, 9/8/2022 (a) (b)	4,980	4,980
Rev., VRDO, 1.72%, 9/08/2022 (a) (b)	8,165	8,165
Series 2022-XG0363, GO, VRDO, LOC : Bank of America NA, 1.75%, 9/8/2022 (a) (b)	4,690	4,690
University of California
Series AL-1, Rev., VRDO, 0.76%, 9/1/2022 (a)	9,900	9,900
Series AL-3, Rev., VRDO, 0.80%, 9/1/2022 (a)	350	350
Rev., VRDO, 0.85%, 9/1/2022 (a)	5,430	5,430
Western Municipal Water District Facilities Authority, Rev., VRDO, LOC : TD Bank NA, 1.38%, 9/8/2022 (a)	365	365
		346,618
Total Municipal Bonds (Cost $346,618)		346,618
	SHARES (000)
Variable Rate Demand Preferred Shares — 4.7%
California — 4.7%
Nuveen California AMT-Free Quality Municipal Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.70%, 9/8/2022# (b)	12,000	12,000
Nuveen California Quality Municipal Income Fund
Series 4, LIQ : Royal Bank Of Canada, 1.74%, 9/8/2022# (b)	4,000	4,000
Series 1-1362, LIQ : Societe Generale, 1.76%, 9/8/2022# (b)	7,000	7,000
Total Variable Rate Demand Preferred Shares (Cost $23,000)		23,000
SEE NOTES TO FINANCIAL STATEMENTS.

73	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 1.0%
Citigroup Global Markets Holdings, Inc., 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $5,122, collateralized by U.S. Treasury Securities, 1.38% - 3.00%, due 1/31/2025 - 8/15/2052, with a value of $5,224. (Cost $5,122)	5,122	5,122
Short Term Investments — 23.4%
Commercial Paper — 23.4%
California Statewide Communities Development Authority
Series 08-C, 1.60%, 10/4/2022	2,000	2,000
Series 08-C, 1.37%, 11/2/2022	5,000	5,000
1.90%, 12/8/2022	8,000	8,000
Series 9B-3, 2.05%, 12/15/2022	3,500	3,500
City and County of San Francisco, Airport Commission
Series B-4, 1.25%, 10/4/2022	1,800	1,800
City of Los Angeles, Wastewater System
Series A-2, 1.13%, 9/8/2022	10,000	10,000
East Bay Municipal Utility District
Series A-1, 1.16%, 9/8/2022	500	500
Series A-2, 1.60%, 10/4/2022	1,000	1,000
Series A-1, 1.40%, 10/5/2022	2,000	2,000
LA County
Series B, 1.87%, 10/19/2022	1,150	1,150
Los Angeles County Metropolitan Transportation Authority
Series A, 1.95%, 11/15/2022	3,000	3,000
Municipal Improvement Corp. of Los Angeles
Series A-3, 1.70%, 9/7/2022	3,000	3,000
Series A-3, 1.87%, 10/13/2022	2,000	2,000
Series A-1, 1.88%, 10/13/2022	8,000	8,000
Sacramento Municipal Utility District
Series M-1, 1.95%, 11/3/2022	8,000	8,000
San Diego County Water Authority
Series 10, 1.60%, 10/4/2022	3,000	3,000
Series 10, 1.98%, 11/3/2022	7,500	7,500
San Francisco City and County Public Utilities Commission
Series A-1, 1.58%, 9/7/2022	4,000	4,000
Series A-1, 1.30%, 9/13/2022	9,081	9,081
Series A-6, 1.35%, 9/13/2022	3,500	3,500
Santa Clara Valley Water District
Series A, 1.57%, 9/8/2022	2,600	2,600
State of California
Series A-2, 1.15%, 9/13/2022	2,000	2,000
Series 11A5, 1.15%, 9/13/2022	2,000	2,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A-1, 1.13%, 9/15/2022	2,000	2,000
Series A-2, 1.13%, 9/15/2022	1,000	1,000
Series 11A5, 1.13%, 9/15/2022	4,000	4,000
Series A-1, 1.95%, 9/27/2022	3,000	3,000
Series A-3, 1.60%, 10/4/2022	2,000	2,000
Series A-1, 1.88%, 10/4/2022	5,000	5,000
State of California, Department of Water Resources
Series 1, 1.84%, 9/15/2022	5,000	5,000
Total Commercial Paper (Cost $114,631)		114,631
Total Short Term Investments (Cost $114,631)		114,631
Total Investments — 99.8% (Cost $489,371) *		489,371
Other Assets Less Liabilities — 0.2%		1,107
NET ASSETS — 100.0%		490,478

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	74

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 89.8%
New York — 89.8%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project, Rev., VRDO, LOC : HSBC Bank USA NA, 1.69%, 9/8/2022 (a)	2,365	2,365
Amherst Development Corp., Student Housing Facility, South Lake Village Project, Rev., VRDO, LOC : HSBC Bank USA NA, 1.80%, 9/8/2022 (a)	11,515	11,515
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.65%, 9/8/2022 (a)	9,200	9,200
Chautauqua Lake Central School District, GO, BAN, 2.00%, 12/16/2022	5,500	5,507
City of New York, GO, VRDO, LOC : Bank of America NA, 0.99%, 9/1/2022 (a)	17,355	17,355
City of New York, Fiscal Year 2006
Series I, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	645	645
Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust, 1.10%, 9/1/2022 (a)	3,000	3,000
City of New York, Fiscal Year 2013
GO, VRDO, LOC : Mizuho Bank Ltd., 1.11%, 9/1/2022 (a)	400	400
Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 1.11%, 9/1/2022 (a)	2,100	2,100
City of New York, Fiscal Year 2014, GO, VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	320	320
City of New York, Fiscal Year 2017, GO, VRDO, LOC : Bank of the West, 1.06%, 9/1/2022 (a)	21,295	21,295
City of New York, Fiscal Year 2018 Series E, Subseries E-5, GO, VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	300	300
City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ : Barclays Bank plc, 1.08%, 9/1/2022 (a)	1,550	1,550
County of Chemung Series A, GO, BAN, 1.00%, 10/14/2022	2,949	2,945
Edgemont Union Free School District at Greenburgh, GO, BAN, 3.50%, 5/1/2023	3,800	3,820
Erie County Industrial Development Agency (The), Our Lady Victory Corp., Rev., VRDO, LOC : HSBC Bank USA NA, 1.73%, 9/8/2022 (a)	2,545	2,545
Letchworth Central School District of Gainesville, GO, BAN, 4.00%, 6/29/2023	4,150	4,200
Longwood Central School District Suffolk County Series 2021A, GO, BAN, 1.50%, 12/14/2022	5,950	5,950
Metropolitan Transportation Authority
Rev., VRDO, LOC : Bank of America NA, 0.99%, 9/1/2022 (a)	385	385
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Subseries 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 1.08%, 9/1/2022 (a)	600	600
Rev., VRDO, LOC : Landesbank Hessen-Thueringen, 1.12%, 9/1/2022 (a)	2,500	2,500
Series 2012G-2, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	7,400	7,400
Subseries 2020B-1, Rev., VRDO, LOC : PNC Bank NA, 1.68%, 9/8/2022 (a)	15,000	15,000
Subseries 2020B-2, Rev., VRDO, LOC : PNC Bank NA, 1.68%, 9/8/2022 (a)	5,000	5,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Rev., VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	7,440	7,440
Subseries 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.03%, 9/1/2022 (a)	13,285	13,285
Rev., VRDO, 1.68%, 9/08/2022 (a)	52,195	52,195
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 1.79%, 9/8/2022 (a)	6,000	6,000
New York City Housing Development Corp., Fifth Avenue Apartments, Rev., VRDO, LOC : Citibank NA, 1.53%, 9/8/2022 (a)	8,290	8,290
New York City Housing Development Corp., Gardens Apartment Series A, Rev., VRDO, LOC : FHLMC, 1.51%, 9/8/2022 (a)	10,000	10,000
New York City Housing Development Corp., Multi-Family Mortgage, 89 Murray Street Series A, Rev., VRDO, LOC : FNMA, 1.51%, 9/8/2022 (a)	43,900	43,900
New York City Housing Development Corp., Multi-Family Mortgage, La Casa Del Sol, Rev., VRDO, LOC : Citibank NA, 1.52%, 9/8/2022 (a)	3,650	3,650
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court, Rev., VRDO, LOC : Citibank NA, 1.52%, 9/8/2022 (a)	3,250	3,250
New York City Housing Development Corp., Multi-Family Mortgage, Urban Horizons II LP, Rev., VRDO, LOC : Citibank NA, 1.52%, 9/8/2022 (a)	2,550	2,550
New York City Housing Development Corp., Multi-Family Rental Housing Series A, Rev., VRDO, LOC : FHLMC, 1.50%, 9/8/2022 (a)	2,215	2,215
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Rev., VRDO, LOC : FNMA, 1.63%, 9/8/2022 (a)	3,830	3,830
SEE NOTES TO FINANCIAL STATEMENTS.

75	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Housing Development Corp., Multi-Family, 1090 Franklin Avenue Apartments, Rev., VRDO, LOC : Citibank NA, 1.53%, 9/8/2022 (a)	1,845	1,845
New York City Housing Development Corp., Nagle Courtyard Apartments Series A, Rev., VRDO, LOC : FNMA, 1.53%, 9/8/2022 (a)	4,000	4,000
New York City Housing Development Corp., Ruben Diaz Gardens Apartments Series 2006A, Rev., VRDO, LIQ : FHLMC, 1.52%, 9/8/2022 (a)	6,100	6,100
New York City Housing Development Corp., West 26th Street Development
Rev., VRDO, LIQ : FHLMC, 1.64%, 9/8/2022 (a)	3,650	3,650
Rev., AMT, VRDO, LIQ : FHLMC, 1.70%, 9/8/2022 (a)	12,600	12,600
New York City Industrial Development Agency, Air Express International Corp., Project, Rev., VRDO, LOC : Citibank NA, 1.75%, 9/8/2022 (a)	14,000	14,000
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, LIQ : TD Bank NA, 1.03%, 9/1/2022 (a)	9,200	9,200
Series AA, Subseries AA-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.03%, 9/1/2022 (a)	11,920	11,920
Rev., VRDO, LIQ : PNC Bank NA, 1.68%, 9/8/2022 (a)	2,000	2,000
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2008
Subseries BB-2, Rev., VRDO, LIQ : Bank of America NA, 0.99%, 9/1/2022 (a)	155	155
Rev., VRDO, LIQ : Bank of America NA, 1.03%, 9/1/2022 (a)	1,550	1,550
New York City Municipal Water Finance Authority, Water And Sewer System
Series BB-1B, Rev., VRDO, LIQ : State Street Bank & Trust, 1.01%, 9/1/2022 (a)	10,600	10,600
Subseries 2012A-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.03%, 9/1/2022 (a)	5,000	5,000
Rev., VRDO, LIQ : UBS AG, 1.08%, 9/1/2022 (a)	8,385	8,385
New York City Municipal Water Finance Authority, Water And Sewer System, Fiscal Year 2021 Series EE, Subseries EE-1, Rev., VRDO, LIQ : State Street Bank & Trust, 1.15%, 9/1/2022 (a)	10,100	10,100
New York City Transitional Finance Authority, Future Tax Secured, Rev., VRDO, LIQ : U.S. Bank NA, 1.15%, 9/1/2022 (a)	5,625	5,625
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.65%, 9/8/2022 (a)	37,025	37,025
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.10%, 9/1/2022 (a)	7,000	7,000
New York State Dormitory Authority, Columbia University, Rev., VRDO, 1.58%, 9/8/2022 (a)	1,435	1,435
New York State Dormitory Authority, Cornell University, Rev., VRDO, LIQ : U.S. Bank NA, 1.12%, 9/1/2022 (a)	5,550	5,550
New York State Dormitory Authority, Highland Community Development Corp., Rev., VRDO, LOC : HSBC Bank USA NA, 1.49%, 9/8/2022 (a)	1,000	1,000
New York State Dormitory Authority, Royal Charter Properties, Rev., VRDO, LOC : FNMA, 1.46%, 9/8/2022 (a)	495	495
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Subseries A-1, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.47%, 9/8/2022 (a)	6,600	6,600
Rev., VRDO, LOC : Mizuho Bank Ltd., 1.51%, 9/8/2022 (a)	10,150	10,150
Series 2010A, Subseries 2010A-2, Rev., VRDO, LOC : Scotiabank, 1.53%, 9/8/2022 (a)	19,300	19,300
Rev., VRDO, LOC : Mizuho Bank Ltd., 1.55%, 9/8/2022 (a)	22,510	22,510
Rev., VRDO, LOC : Scotiabank, 1.55%, 9/8/2022 (a)	400	400
New York State Housing Finance Agency, Rev., VRDO, LOC : FNMA, 1.45%, 9/8/2022 (a)	150	150
New York State Housing Finance Agency, 10 Barclay Street, Rev., VRDO, LOC : FNMA, 1.45%, 9/8/2022 (a)	10,000	10,000
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thueringen, 0.99%, 9/1/2022 (a)	6,700	6,700
Series A, Rev., VRDO, LOC : Landesbank Hessen-Thueringen, 0.99%, 9/1/2022 (a)	28,100	28,100
New York State Housing Finance Agency, 600 West 42nd Street Housing, Rev., VRDO, LOC : FNMA, 1.51%, 9/8/2022 (a)	25,000	25,000
New York State Housing Finance Agency, Clinton Park Housing Series A, Rev., VRDO, LIQ : FHLMC, 1.44%, 9/8/2022 (a)	24,240	24,240
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	76

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thueringen, 1.52%, 9/8/2022 (a)	850	850
New York State Housing Finance Agency, West 23rd Street Housing, Rev., VRDO, LOC : FNMA, 1.51%, 9/8/2022 (a)	25,000	25,000
Newark Valley Central School District Series 2022, GO, BAN, 4.00%, 9/1/2023	1,107	1,120
North Salem Central School District, GO, BAN, 3.50%, 6/23/2023	7,150	7,235
Oneida County Industrial Development Agency, Champion Home Builders Co., Rev., VRDO, LOC : Wells Fargo Bank NA, 1.87%, 9/8/2022 (a)	6,820	6,820
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 1.74%, 9/8/2022 (a)	3,640	3,640
Owego Apalachin Central School District, GO, BAN, 3.75%, 8/18/2023	1,522	1,536
Pine Bush Central School District, GO, BAN, 2.00%, 12/29/2022	11,400	11,414
Port Authority of New York & New Jersey
Series 186, Rev., AMT, 5.00%, 10/15/2022	11,660	11,711
Series 230, Rev., 4.00%, 12/1/2022	2,500	2,513
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E-137, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/1/2022 (a) (b)	9,900	9,900
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	17,800	17,800
GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	6,000	6,000
Series 2022-023, Rev., VRDO, LIQ : Barclays Bank plc, 1.74%, 9/8/2022 (a) (b)	2,230	2,230
Riverhead Central School District Series A, GO, TAN, 3.00%, 2/23/2023 (c)	10,000	10,034
Skaneateles Central School District, GO, BAN, 3.75%, 8/16/2023	1,407	1,420
State of New York Mortgage Agency, Homeowner Mortgage, Rev., VRDO, LIQ : UBS AG, 1.50%, 9/8/2022 (a)	200	200
Tender Option Bond Trust Receipts/Certificates
Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/1/2022 (a)	4,240	4,240
Series 2022-XF1370, Rev., VRDO, LIQ : Bank of America NA, 1.00%, 9/8/2022 (a) (b)	3,330	3,330
Rev., VRDO, LIQ : Citibank NA, 1.69%, 9/8/2022 (a)	1,340	1,340
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2019-XL0102, Rev., VRDO, LIQ : Citibank NA, 1.69%, 9/8/2022 (a) (b)	10,000	10,000
Series 2022-XF2996, Rev., VRDO, LIQ : Citibank NA, 1.69%, 9/8/2022 (a) (b)	9,565	9,565
Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	6,600	6,600
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	8,810	8,810
Rev., VRDO, LIQ : TD Bank NA, 1.70%, 9/8/2022 (a) (b)	6,185	6,185
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	17,915	17,915
Rev., VRDO, 1.70%, 9/08/2022 (a) (b)	18,555	18,555
Rev., VRDO, AGM, LOC : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	15,860	15,860
Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.70%, 9/8/2022 (a) (b)	2,500	2,500
Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a)	5,075	5,075
Series 2018-XF0634, Rev., VRDO, LIQ : TD Bank NA, 1.70%, 9/8/2022 (a) (b)	1,645	1,645
Series 2018-XF2542, Rev., VRDO, LIQ : Citibank NA, 1.70%, 9/8/2022 (a) (b)	5,625	5,625
Series 2018-XF2656, Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	800	800
Series 2018-XM0692, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	3,000	3,000
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	8,425	8,425
Series 2022-XF1312, Rev., VRDO, LIQ : TD Bank NA, 1.70%, 9/8/2022 (a) (b)	5,500	5,500
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	2,045	2,045
Series 2022-XF2981, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	6,700	6,700
Series 2022-XF2985, Rev., VRDO, LIQ : Citibank NA, 1.70%, 9/8/2022 (a) (b)	2,630	2,630
Series 2022-XF2999, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	7,500	7,500
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	12,000	12,000
Series 2022-XF3012, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	10,500	10,500
Series 2022-XG0383, Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	3,305	3,305
Series 2022-XG0392, Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	1,300	1,300
Series 2022-XL0274, Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	1,875	1,875
SEE NOTES TO FINANCIAL STATEMENTS.

77	J.P. Morgan Money Market Funds	August 31, 2022

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 1.70%, 9/8/2022 (a) (b)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	2,960	2,960
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	18,750	18,750
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank, 1.70%, 9/8/2022 (a) (b)	3,750	3,750
Series 2022-XX1212, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	22,355	22,355
Series 2022-XX1227, Rev., VRDO, 1.70%, 9/8/2022 (a) (b)	5,500	5,500
Series 2022-YX1183, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	2,245	2,245
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	12,050	12,050
Series 2022-ZL0250, GO, VRDO, LIQ : Barclays Bank plc, 1.70%, 9/8/2022 (a) (b)	5,000	5,000
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 1.70%, 9/8/2022 (a) (b)	2,240	2,240
Rev., VRDO, 1.71%, 9/08/2022 (a) (b)	21,850	21,850
Rev., VRDO, LIQ : TD Bank NA, 1.71%, 9/8/2022 (a) (b)	4,370	4,370
Rev., VRDO, AGM, 1.71%, 9/08/2022 (a) (b)	14,140	14,140
Series 2022-XF1357, Rev., VRDO, LIQ : TD Bank NA, 1.71%, 9/8/2022 (a) (b)	3,750	3,750
Series 2022-XF1358, Rev., VRDO, LIQ : TD Bank NA, 1.71%, 9/8/2022 (a) (b)	12,000	12,000
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 1.74%, 9/8/2022 (a) (b)	800	800
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 1.74%, 9/8/2022 (a) (b)	2,070	2,070
Series 2022-ZL0273, Rev., VRDO, LIQ : Bank of America NA, 1.74%, 9/8/2022 (a) (b)	930	930
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Rev., VRDO, LOC : State Street Bank & Trust, 0.96%, 9/1/2022 (a)	9,430	9,430
Rev., VRDO, LOC : State Street Bank & Trust, 1.01%, 9/1/2022 (a)	16,190	16,190
Rev., VRDO, 1.15%, 9/01/2022 (a)	31,680	31,680
Trust for Cultural Resources of The City of New York, American Museum of Natural History
Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.62%, 9/8/2022 (a)	2,465	2,465
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2014B2, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.10%), 1.77%, 4/10/2023 (a)	7,500	7,500
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Rev., VRDO, 1.58%, 9/8/2022 (a)	24,825	24,825
Rev., VRDO, 1.58%, 9/8/2022 (a)	13,590	13,590
Village of Sleepy Hollow, GO, BAN, 1.50%, 11/18/2022	6,444	6,445
Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2022 (a)	875	875
		1,147,295
Total Municipal Bonds (Cost $1,147,295)		1,147,295
Repurchase Agreements — 6.7%
Citigroup Global Markets Holdings, Inc., 2.27%, dated 8/31/2022, due 9/1/2022, repurchase price $85,770, collateralized by U.S. Treasury Securities, 2.75%, due 11/15/2042, with a value of $87,480. (Cost $85,765)	85,765	85,765
	SHARES (000)
Variable Rate Demand Preferred Shares — 4.6%
New York — 4.6%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 1.72%, 9/8/2022# (b)	28,200	28,200
Series 2, LIQ : Royal Bank Of Canada, 1.72%, 9/8/2022# (b)	10,000	10,000
Nuveen New York Quality Municipal Income Fund
Series 1, LIQ : TD Bank NA, 1.76%, 9/8/2022# (b)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $58,700)		58,700
Total Investments — 101.1% (Cost $1,291,760) *		1,291,760
Liabilities in Excess of Other Assets — (1.1)%		(13,669)
NET ASSETS — 100.0%		1,278,091

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	78

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2022.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

79	J.P. Morgan Money Market Funds	August 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$45,906,780	$1,771,266	$1,229,249
Repurchase agreements, at value	12,765,000	—	10,000
Cash	899,268	4	1
Receivables:
Interest from non-affiliates	66,581	2,977	1,395
Total Assets	59,637,629	1,774,247	1,240,645
LIABILITIES:
Payables:
Distributions	68,283	2,071	2,760
Investment securities purchased	663,608	—	—
Accrued liabilities:
Investment advisory fees	3,955	121	24
Administration fees	2,987	91	24
Distribution fees	1	—	—
Service fees	2,280	23	—
Custodian and accounting fees	313	26	20
Trustees’ and Chief Compliance Officer’s fees	2	—(a)	—
Other	1,611	70	24
Total Liabilities	743,040	2,402	2,852
Net Assets	$58,894,589	$1,771,845	$1,237,793

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	80

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$58,902,874	$1,771,900	$1,238,239
Total distributable earnings (loss)	(8,285)	(55)	(446)
Total Net Assets	$58,894,589	$1,771,845	$1,237,793
Net Assets:
Academy	$581,498	$—	$—
Agency	1,768,322	47,402	—
Agency SL	—	—	1,237,793
Capital	32,146,272	185,979	—
Class C	625	—	—
Empower	406,282	—	—
IM	9,451,891	1,119,357	—
Institutional Class	12,322,518	419,107	—
Morgan	966,840	—	—
Premier	1,247,479	—	—
Reserve	2,862	—	—
Total	$58,894,589	$1,771,845	$1,237,793
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	581,283	—	—
Agency	1,767,172	47,382	—
Agency SL	—	—	1,237,971
Capital	32,136,066	185,903	—
Class C	625	—	—
Empower	406,163	—	—
IM	9,448,345	1,118,967	—
Institutional Class	12,318,170	418,948	—
Morgan	966,032	—	—
Premier	1,246,912	—	—
Reserve	2,859	—	—
Net Asset Value offering and redemption price per share
Academy	$1.0004	$—	$—
Agency	1.0007	1.0004	—
Agency SL	—	—	0.9999
Capital	1.0003	1.0004	—
Class C	1.0003	—	—
Empower	1.0003	—	—
IM	1.0004	1.0003	—
Institutional Class	1.0004	1.0004	—
Morgan	1.0008	—	—
Premier	1.0005	—	—
Reserve	1.0007	—	—
Cost of investments in non-affiliates	$45,909,946	$1,771,419	$1,229,692
Cost of repurchase agreements	12,765,000	—	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

81	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$9,233,602	$92,139,320	$7,422,493
Repurchase agreements, at value	2,335,000	136,615,863	12,913,000
Cash	13,500	1,765,364	536,347
Receivables:
Fund shares sold	—	3,528	—
Interest from non-affiliates	7,496	120,184	14,672
Total Assets	11,589,598	230,644,259	20,886,512
LIABILITIES:
Payables:
Distributions	12,962	215,227	21,214
Investment securities purchased	245,739	—	—
Fund shares redeemed	—	2,613	—
Accrued liabilities:
Investment advisory fees	683	11,372	757
Administration fees	516	9,008	635
Distribution fees	60	1,559	283
Service fees	1,059	6,427	1,000
Custodian and accounting fees	53	597	98
Trustees’ and Chief Compliance Officer’s fees	2	19	—
Other	734	3,207	430
Total Liabilities	261,808	250,029	24,417
Net Assets	$11,327,790	$230,394,230	$20,862,095
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	82

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$11,328,034	$230,447,781	$20,866,181
Total distributable earnings (loss)	(244)	(53,551)	(4,086)
Total Net Assets	$11,327,790	$230,394,230	$20,862,095
Net Assets:
Academy	$—	$10,192,594	$200,812
Agency	1,266,266	9,351,806	945,434
Capital	2,569,872	148,912,745	9,621,729
Class C	27,260	—	358,966
E*Trade	—	343,305	—
Empower	—	5,329,725	103,448
IM	—	10,046,222	30
Institutional Class	3,829,538	30,586,982	7,017,157
Investor	1,953	2,772,286	15,324
Morgan	523,057	2,077,378	561,876
Premier	3,104,790	6,274,895	1,985,300
Reserve	5,054	4,107,523	52,019
Service	—	398,769	—
Total	$11,327,790	$230,394,230	$20,862,095
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	10,194,515	200,851
Agency	1,266,275	9,353,856	945,627
Capital	2,569,872	148,949,315	9,623,656
Class C	27,262	—	359,034
E*Trade	—	343,381	—
Empower	—	5,330,630	103,467
IM	—	10,048,303	30
Institutional Class	3,829,568	30,593,548	7,018,498
Investor	1,953	2,772,847	15,327
Morgan	523,066	2,077,790	561,982
Premier	3,104,812	6,276,117	1,985,686
Reserve	5,054	4,108,602	52,025
Service	—	398,857	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$9,233,602	$92,139,320	$7,422,493
Cost of repurchase agreements	2,335,000	136,615,863	12,913,000
SEE NOTES TO FINANCIAL STATEMENTS.

83	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,675,687	$82,691,680	$9,906,255
Repurchase agreements, at value	—	—	151,809
Cash	12,681	2,085,158	115
Receivables:
Investment securities sold	—	999,601	—
Investment securities sold — delayed delivery securities	—	—	2,970
Fund shares sold	373	—	—
Interest from non-affiliates	2,090	27,228	17,931
Total Assets	1,690,831	85,803,667	10,079,080
LIABILITIES:
Payables:
Distributions	1,809	82,735	10,751
Investment securities purchased	—	3,564,804	30,110
Fund shares redeemed	347	—	—
Accrued liabilities:
Investment advisory fees	89	5,526	689
Administration fees	69	4,172	519
Distribution fees	6	613	279
Service fees	146	4,628	953
Custodian and accounting fees	10	281	48
Trustees’ and Chief Compliance Officer’s fees	—(a)	—(a)	3
Other	173	2,039	189
Total Liabilities	2,649	3,664,798	43,541
Net Assets	$1,688,182	$82,138,869	$10,035,539

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	84

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,688,370	$82,149,470	$10,035,739
Total distributable earnings (loss)	(188)	(10,601)	(200)
Total Net Assets	$1,688,182	$82,138,869	$10,035,539
Net Assets:
Academy	$—	$255,633	$—
Agency	156,483	3,560,026	599,498
Capital	—	47,835,996	—
Empower	—	22,512	—
IM	—	9,536	—
Institutional Class	1,282,668	24,515,394	7,564,544
Morgan	68,514	1,793,157	23,385
Premier	180,517	2,021,814	580,541
Reserve	—	2,124,801	1,267,571
Total	$1,688,182	$82,138,869	$10,035,539
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	255,650	—
Agency	156,533	3,560,476	599,483
Capital	—	47,842,397	—
Empower	—	22,516	—
IM	—	9,537	—
Institutional Class	1,283,027	24,518,247	7,564,261
Morgan	68,536	1,793,399	23,385
Premier	180,567	2,022,051	580,522
Reserve	—	2,125,109	1,267,523
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$1,675,687	$82,691,680	$9,906,255
Cost of repurchase agreements	—	—	151,809
SEE NOTES TO FINANCIAL STATEMENTS.

85	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,048,399	$484,249	$1,205,995
Repurchase agreements, at value	71,406	5,122	85,765
Cash	2	1	—(a)
Receivables:
Investment securities sold — delayed delivery securities	790	870	—
Interest from non-affiliates	2,174	849	2,639
Total Assets	1,122,771	491,091	1,294,399
LIABILITIES:
Payables:
Distributions	508	419	1,045
Investment securities purchased	—	—	4,940
Investment securities purchased — delayed delivery securities	—	—	10,034
Accrued liabilities:
Investment advisory fees	69	20	61
Administration fees	52	16	47
Distribution fees	11	4	5
Service fees	85	58	95
Custodian and accounting fees	14	12	14
Trustees’ and Chief Compliance Officer’s fees	1	1	2
Other	419	83	65
Total Liabilities	1,159	613	16,308
Net Assets	$1,121,612	$490,478	$1,278,091

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	86

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,121,620	$490,507	$1,278,112
Total distributable earnings (loss)	(8)	(29)	(21)
Total Net Assets	$1,121,612	$490,478	$1,278,091
Net Assets:
Agency	$116,476	$79,674	$162,582
Institutional Class	862,664	222,423	891,712
Morgan	34,656	3,387	43,958
Premier	91,799	176,952	175,790
Reserve	—	—	1,862
Service	16,017	8,042	2,187
Total	$1,121,612	$490,478	$1,278,091
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	116,471	79,663	162,579
Institutional Class	862,538	222,383	891,702
Morgan	34,652	3,388	43,957
Premier	91,794	176,920	175,783
Reserve	—	—	1,862
Service	16,014	8,041	2,187
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$1,048,399	$484,249	$1,205,995
Cost of repurchase agreements	71,406	5,122	85,765
SEE NOTES TO FINANCIAL STATEMENTS.

87	J.P. Morgan Money Market Funds	August 31, 2022

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$347,365	$6,692	$9,593
Interest income from affiliates	4,790	—	—
Total investment income	352,155	6,692	9,593
EXPENSES:
Investment advisory fees	24,248	624	761
Administration fees	14,464	371	452
Distribution fees (See Note 4)	6	—	—
Service Fees (See Note 4)	19,428	271	—
Custodian and accounting fees	683	57	76
Interest expense to affiliates	—	1	—
Professional fees	243	28	28
Trustees’ and Chief Compliance Officer’s fees	124	15	16
Printing and mailing costs	44	7	4
Registration and filing fees	45	40	18
Transfer agency fees (See Note 2.F)	822	78	34
Other	332	6	6
Total expenses	60,439	1,498	1,395
Less fees waived	(9,564)	(154)	(828)
Less expense reimbursements	(18)	(6)	—
Net expenses	50,857	1,338	567
Net investment income (loss)	301,298	5,354	9,026
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(306)	70	(3)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	6,589	59	437
Net realized/unrealized gains (losses)	6,283	129	434
Change in net assets resulting from operations	$307,581	$5,483	$9,460
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	88

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$47,360	$1,365,395	$116,571
Interest income from affiliates	85	28,733	3,503
Income from interfund lending (net)	75	—	—
Total investment income	47,520	1,394,128	120,074
EXPENSES:
Investment advisory fees	2,823	103,412	9,543
Administration fees	1,714	61,713	5,686
Distribution fees (See Note 4)	324	8,911	1,985
Service Fees (See Note 4)	5,649	98,865	12,247
Custodian and accounting fees	116	1,489	231
Professional fees	45	662	86
Trustees’ and Chief Compliance Officer’s fees	26	475	54
Printing and mailing costs	48	539	—
Registration and filing fees	400	1,243	217
Transfer agency fees (See Note 2.F)	96	2,252	230
Other	49	1,141	89
Total expenses	11,290	280,702	30,368
Less fees waived	(1,324)	(53,545)	(6,061)
Less expense reimbursements	—	—	—(a)
Net expenses	9,966	227,157	24,307
Net investment income (loss)	37,554	1,166,971	95,767
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	44	(48,573)	(3,269)
Change in net assets resulting from operations	$37,598	$1,118,398	$92,498

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

89	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7,297	$391,046	$41,726
Interest income from affiliates	262	10,703	—(a)
Total investment income	7,559	401,749	41,726
EXPENSES:
Investment advisory fees	606	34,229	3,803
Administration fees	363	20,400	2,280
Distribution fees (See Note 4)	32	4,391	1,998
Service Fees (See Note 4)	1,020	37,589	6,924
Custodian and accounting fees	23	784	139
Interest expense to affiliates	—	—	2
Professional fees	24	285	55
Trustees’ and Chief Compliance Officer’s fees	16	165	31
Printing and mailing costs	87	59	26
Registration and filing fees	49	90	30
Transfer agency fees (See Note 2.F)	26	851	84
Other	139	439	69
Total expenses	2,385	99,282	15,441
Less fees waived	(524)	(9,945)	(1,899)
Net expenses	1,861	89,337	13,542
Net investment income (loss)	5,698	312,412	28,184
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(16)	(9,982)	26
Change in net assets resulting from operations	$5,682	$302,430	$28,210

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	90

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,798	$1,413	$3,645
EXPENSES:
Investment advisory fees	445	124	330
Administration fees	265	75	199
Distribution fees (See Note 4)	15	2	27
Service Fees (See Note 4)	748	342	625
Custodian and accounting fees	37	31	36
Interest expense to affiliates	2	—	1
Professional fees	27	27	29
Trustees’ and Chief Compliance Officer’s fees	16	14	16
Printing and mailing costs	27	4	13
Registration and filing fees	26	43	49
Transfer agency fees (See Note 2.F)	10	3	13
Other	39	6	9
Total expenses	1,657	671	1,347
Less fees waived	(270)	(158)	(242)
Net expenses	1,387	513	1,105
Net investment income (loss)	3,411	900	2,540
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	—	—	3
Change in net assets resulting from operations	$3,411	$900	$2,543
SEE NOTES TO FINANCIAL STATEMENTS.

91	J.P. Morgan Money Market Funds	August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$301,298	$47,579	$5,354	$234
Net realized gain (loss)	(306)	273	70	84
Change in net unrealized appreciation/depreciation	6,589	(17,983)	59	(320)
Change in net assets resulting from operations	307,581	29,869	5,483	(2)
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(4,098)	(766)	—	—
Agency	(7,704)	(84)	(107)	(2)
Capital	(172,936)	(32,486)	(567)	(36)
Class C	(1)	—(a)	—	—
Empower	(2,138)	(117)	—	—
IM	(47,713)	(5,701)	(3,375)	(212)
Institutional Class	(58,840)	(8,295)	(1,305)	(68)
Morgan	(3,569)	(64)	—	—
Premier	(4,290)	(67)	—	—
Reserve	(9)	—(a)	—	—
Total distributions to shareholders	(301,298)	(47,580)	(5,354)	(318)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(10,713,250)	(5,025,006)	493,803	72,982
NET ASSETS:
Change in net assets	(10,706,967)	(5,042,717)	493,932	72,662
Beginning of period	69,601,556	74,644,273	1,277,913	1,205,251
End of period	$58,894,589	$69,601,556	$1,771,845	$1,277,913

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	92

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,026	$2,670	$37,554	$1,705
Net realized gain (loss)	(3)	3	44	31
Change in net unrealized appreciation/depreciation	437	(1,306)	—	—
Change in net assets resulting from operations	9,460	1,367	37,598	1,736
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(4,376)	(92)
Agency SL	(9,026)	(2,704)	—	—
Capital	—	—	(10,181)	(965)
Class C	—	—	(61)	(2)
Institutional Class	—	—	(12,979)	(410)
Investor	—	—	(7)	—(a)
Morgan	—	—	(1,539)	(52)
Premier	—	—	(8,396)	(181)
Reserve	—	—	(15)	—(a)
Total distributions to shareholders	(9,026)	(2,704)	(37,554)	(1,702)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(684,635)	(245,256)	5,056,273	(5,872,450)
NET ASSETS:
Change in net assets	(684,201)	(246,593)	5,056,317	(5,872,416)
Beginning of period	1,921,994	2,168,587	6,271,473	12,143,889
End of period	$1,237,793	$1,921,994	$11,327,790	$6,271,473

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

93	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,166,971	$51,841	$95,767	$2,116
Net realized gain (loss)	(48,573)	(1,492)	(3,269)	(12)
Change in net assets resulting from operations	1,118,398	50,349	92,498	2,104
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(50,325)	(2,038)	(751)	(2)
Agency	(39,661)	(860)	(4,051)	(85)
Capital	(803,929)	(43,116)	(50,641)	(1,214)
Class C	—	—	(652)	(2)
E*Trade	(609)	(23)	—	—
Empower	(22,603)	(734)	(545)	(28)
IM	(48,501)	(2,265)	—	(1)
Institutional Class	(149,797)	(2,447)	(31,128)	(667)
Investor	(9,221)	(3)	(49)	—(a)
Morgan	(6,091)	(7)	(1,395)	(4)
Premier	(23,612)	(346)	(6,434)	(112)
Reserve	(11,947)	(1)	(121)	—(a)
Service	(676)	(2)	—	—
Total distributions to shareholders	(1,166,972)	(51,842)	(95,767)	(2,115)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(14,303,498)	25,617,919	(2,015,265)	(7,166,701)
NET ASSETS:
Change in net assets	(14,352,072)	25,616,426	(2,018,534)	(7,166,712)
Beginning of period	244,746,302	219,129,876	22,880,629	30,047,341
End of period	$230,394,230	$244,746,302	$20,862,095	$22,880,629

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	94

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,698	$125	$312,412	$5,587
Net realized gain (loss)	(16)	31	(9,982)	424
Change in net assets resulting from operations	5,682	156	302,430	6,011
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(633)	(7)
Agency	(583)	(15)	(12,399)	(240)
Capital	—	—	(199,588)	(4,148)
Empower	—	—	(117)	(18)
IM	—	—	(27)	—(a)
Institutional Class	(4,469)	(124)	(85,432)	(1,573)
Morgan	(169)	(1)	(4,290)	(23)
Premier	(477)	(10)	(5,399)	(130)
Reserve	—	—	(4,527)	(31)
Total distributions to shareholders	(5,698)	(150)	(312,412)	(6,170)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(30,574)	(1,196,341)	(9,658,566)	(2,007,284)
NET ASSETS:
Change in net assets	(30,590)	(1,196,335)	(9,668,548)	(2,007,443)
Beginning of period	1,718,772	2,915,107	91,807,417	93,814,860
End of period	$1,688,182	$1,718,772	$82,138,869	$91,807,417

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

95	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,184	$1,142	$3,411	$147
Net realized gain (loss)	26	105	—	5
Change in net assets resulting from operations	28,210	1,247	3,411	152
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(1,629)	(26)	(287)	(4)
Institutional Class	(23,699)	(1,132)	(2,900)	(159)
Morgan	(35)	(1)	(54)	(3)
Premier	(1,082)	(33)	(160)	(4)
Reserve	(1,738)	(155)	—	—
Service	—	—	(10)	(2)
Total distributions to shareholders	(28,183)	(1,347)	(3,411)	(172)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,455,660	(1,746,989)	122,166	(37,303)
NET ASSETS:
Change in net assets	2,455,687	(1,747,089)	122,166	(37,323)
Beginning of period	7,579,852	9,326,941	999,446	1,036,769
End of period	$10,035,539	$7,579,852	$1,121,612	$999,446
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	96

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$900	$30	$2,540	$98
Net realized gain (loss)	—	25	3	73
Change in net assets resulting from operations	900	55	2,543	171
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(131)	—(a)	(299)	(8)
Institutional Class	(471)	(29)	(1,907)	(124)
Morgan	(5)	(1)	(70)	(7)
Premier	(288)	(19)	(260)	(15)
Reserve	—	—	(2)	—(a)
Service	(4)	(2)	(2)	—(a)
Total distributions to shareholders	(899)	(51)	(2,540)	(154)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	261,202	(70,362)	650,715	(135,142)
NET ASSETS:
Change in net assets	261,203	(70,358)	650,718	(135,125)
Beginning of period	229,275	299,633	627,373	762,498
End of period	$490,478	$229,275	$1,278,091	$627,373

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

97	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$1,713,211	$2,406,327	$—	$—
Distributions reinvested	2,910	461	—	—
Cost of shares redeemed	(2,053,090)	(2,500,106)	—	—
Change in net assets resulting from Academy capital transactions	(336,969)	(93,318)	—	—
Agency
Proceeds from shares issued	106,252,796	169,077,173	68,132	592
Distributions reinvested	947	8	—	—
Cost of shares redeemed	(105,890,548)	(169,165,982)	(37,815)	(6,668)
Change in net assets resulting from Agency capital transactions	363,195	(88,801)	30,317	(6,076)
Capital
Proceeds from shares issued	85,973,186	193,206,342	93,967	318,370
Distributions reinvested	94,973	16,284	75	1
Cost of shares redeemed	(94,429,681)	(195,573,352)	(90,574)	(173,714)
Change in net assets resulting from Capital capital transactions	(8,361,522)	(2,350,726)	3,468	144,657
Class C
Proceeds from shares issued	185	27	—	—
Distributions reinvested	2	—(a)	—	—
Cost of shares redeemed	(102)	(222)	—	—
Change in net assets resulting from Class C capital transactions	85	(195)	—	—
Empower
Proceeds from shares issued	154,956	564,970	—	—
Distributions reinvested	1,503	46	—	—
Cost of shares redeemed	(315,169)	(11)	—	—
Change in net assets resulting from Empower capital transactions	(158,710)	565,005	—	—
IM
Proceeds from shares issued	34,579,186	71,371,522	5,128,362	7,858,625
Distributions reinvested	1,011	76	—	—
Cost of shares redeemed	(34,654,138)	(69,360,471)	(4,732,394)	(7,801,104)
Change in net assets resulting from IM capital transactions	(73,941)	2,011,127	395,968	57,521
Institutional Class
Proceeds from shares issued	40,014,275	80,289,045	2,576,691	4,172,155
Distributions reinvested	12,380	1,543	191	6
Cost of shares redeemed	(42,499,842)	(84,555,547)	(2,512,832)	(4,295,281)
Change in net assets resulting from Institutional Class capital transactions	(2,473,187)	(4,264,959)	64,050	(123,120)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	98

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$92,356,505	$172,732,382	$—	$—
Distributions reinvested	640	17	—	—
Cost of shares redeemed	(92,268,501)	(173,208,412)	—	—
Change in net assets resulting from Morgan capital transactions	88,644	(476,013)	—	—
Premier
Proceeds from shares issued	29,551,654	39,693,204	—	—
Distributions reinvested	241	3	—	—
Cost of shares redeemed	(29,312,750)	(40,022,102)	—	—
Change in net assets resulting from Premier capital transactions	239,145	(328,895)	—	—
Reserve
Proceeds from shares issued	21	2,023	—	—
Distributions reinvested	1	—(a)	—	—
Cost of shares redeemed	(12)	(254)	—	—
Change in net assets resulting from Reserve capital transactions	10	1,769	—	—
Total change in net assets resulting from capital transactions	$(10,713,250)	$(5,025,006)	$493,803	$72,982
SHARE TRANSACTIONS:
Academy
Issued	1,712,867	2,405,067	—	—
Reinvested	2,910	461	—	—
Redeemed	(2,052,599)	(2,498,783)	—	—
Change in Academy Shares	(336,822)	(93,255)	—	—
Agency
Issued	106,198,905	168,948,569	68,102	592
Reinvested	946	8	—	—
Redeemed	(105,835,908)	(169,037,000)	(37,798)	(6,665)
Change in Agency Shares	363,943	(88,423)	30,304	(6,073)
Capital
Issued	85,961,783	193,123,956	93,930	318,198
Reinvested	94,953	16,277	74	1
Redeemed	(94,416,081)	(195,490,222)	(90,541)	(173,627)
Change in Capital Shares	(8,359,345)	(2,349,989)	3,463	144,572
Class C
Issued	186	27	—	—
Reinvested	2	—(a)	—	—
Redeemed	(102)	(222)	—	—
Change in Class C Shares	86	(195)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

99	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Empower
Issued	154,984	564,774	—	—
Reinvested	1,502	46	—	—
Redeemed	(315,143)	(25)	—	—
Change in Empower Shares	(158,657)	564,795	—	—
IM
Issued	34,572,113	71,338,987	5,126,532	7,855,008
Reinvested	1,010	76	—	—
Redeemed	(34,646,851)	(69,328,677)	(4,730,684)	(7,797,497)
Change in IM Shares	(73,728)	2,010,386	395,848	57,511
Institutional Class
Issued	40,007,178	80,253,168	2,575,755	4,170,253
Reinvested	12,377	1,542	191	6
Redeemed	(42,491,851)	(84,517,434)	(2,511,911)	(4,293,339)
Change in Institutional Class Shares	(2,472,296)	(4,262,724)	64,035	(123,080)
Morgan
Issued	92,294,527	172,564,264	—	—
Reinvested	640	17	—	—
Redeemed	(92,205,732)	(173,039,574)	—	—
Change in Morgan Shares	89,435	(475,293)	—	—
Premier
Issued	29,541,970	39,670,757	—	—
Reinvested	241	3	—	—
Redeemed	(29,302,836)	(39,999,390)	—	—
Change in Premier Shares	239,375	(328,630)	—	—
Reserve
Issued	21	2,021	—	—
Reinvested	1	—(a)	—	—
Redeemed	(13)	(254)	—	—
Change in Reserve Shares	9	1,767	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	100

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$1,231,657	$334,837
Distributions reinvested	—	—	989	39
Cost of shares redeemed	—	—	(657,392)	(878,673)
Change in net assets resulting from Agency capital transactions	—	—	575,254	(543,797)
Agency SL
Proceeds from shares issued	7,771,921	26,046,900	—	—
Cost of shares redeemed	(8,456,556)	(26,292,156)	—	—
Change in net assets resulting from Agency SL capital transactions	(684,635)	(245,256)	—	—
Capital
Proceeds from shares issued	—	—	2,470,784	1,825,700
Distributions reinvested	—	—	4,890	390
Cost of shares redeemed	—	—	(1,710,010)	(4,828,709)
Change in net assets resulting from Capital capital transactions	—	—	765,664	(3,002,619)
Class C
Proceeds from shares issued	—	—	16,020	8,859
Distributions reinvested	—	—	62	2
Cost of shares redeemed	—	—	(10,386)	(21,117)
Change in net assets resulting from Class C capital transactions	—	—	5,696	(12,256)
Institutional Class
Proceeds from shares issued	—	—	3,714,594	943,119
Distributions reinvested	—	—	1,487	75
Cost of shares redeemed	—	—	(1,649,649)	(2,235,924)
Change in net assets resulting from Institutional Class capital transactions	—	—	2,066,432	(1,292,730)
Investor
Proceeds from shares issued	—	—	335	4,747
Distributions reinvested	—	—	7	—(a)
Cost of shares redeemed	—	—	(193)	(9,132)
Change in net assets resulting from Investor capital transactions	—	—	149	(4,385)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

101	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$—	$—	$223,967	$189,062
Distributions reinvested	—	—	1,517	51
Cost of shares redeemed	—	—	(155,516)	(363,570)
Change in net assets resulting from Morgan capital transactions	—	—	69,968	(174,457)
Premier
Proceeds from shares issued	—	—	2,662,029	922,517
Distributions reinvested	—	—	3,142	77
Cost of shares redeemed	—	—	(1,092,884)	(1,763,368)
Change in net assets resulting from Premier capital transactions	—	—	1,572,287	(840,774)
Reserve
Proceeds from shares issued	—	—	912	752
Distributions reinvested	—	—	15	—(a)
Cost of shares redeemed	—	—	(104)	(2,184)
Change in net assets resulting from Reserve capital transactions	—	—	823	(1,432)
Total change in net assets resulting from capital transactions	$(684,635)	$(245,256)	$5,056,273	$(5,872,450)
SHARE TRANSACTIONS:
Agency
Issued	—	—	1,231,657	334,837
Reinvested	—	—	989	39
Redeemed	—	—	(657,392)	(878,673)
Change in Agency Shares	—	—	575,254	(543,797)
Agency SL
Issued	7,776,711	26,047,680	—	—
Redeemed	(8,461,523)	(26,293,266)	—	—
Change in Agency SL Shares	(684,812)	(245,586)	—	—
Capital
Issued	—	—	2,470,784	1,825,700
Reinvested	—	—	4,890	390
Redeemed	—	—	(1,710,010)	(4,828,709)
Change in Capital Shares	—	—	765,664	(3,002,619)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	102

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class C
Issued	—	—	16,020	8,859
Reinvested	—	—	62	2
Redeemed	—	—	(10,386)	(21,117)
Change in Class C Shares	—	—	5,696	(12,256)
Institutional Class
Issued	—	—	3,714,594	943,119
Reinvested	—	—	1,487	75
Redeemed	—	—	(1,649,649)	(2,235,924)
Change in Institutional Class Shares	—	—	2,066,432	(1,292,730)
Investor
Issued	—	—	335	4,747
Reinvested	—	—	7	—(a)
Redeemed	—	—	(193)	(9,132)
Change in Investor Shares	—	—	149	(4,385)
Morgan
Issued	—	—	223,967	189,062
Reinvested	—	—	1,517	51
Redeemed	—	—	(155,516)	(363,570)
Change in Morgan Shares	—	—	69,968	(174,457)
Premier
Issued	—	—	2,662,029	922,517
Reinvested	—	—	3,142	77
Redeemed	—	—	(1,092,884)	(1,763,368)
Change in Premier Shares	—	—	1,572,287	(840,774)
Reserve
Issued	—	—	912	752
Reinvested	—	—	15	1
Redeemed	—	—	(104)	(2,184)
Change in Reserve Shares	—	—	823	(1,431)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

103	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$63,529,737	$83,952,164	$200,004	$323,000
Distributions reinvested	32,185	1,353	751	2
Cost of shares redeemed	(64,101,771)	(76,908,759)	(31)	(340,502)
Change in net assets resulting from Academy capital transactions	(539,849)	7,044,758	200,724	(17,500)
Agency
Proceeds from shares issued	883,497,123	1,949,037,675	52,602,762	125,994,993
Distributions reinvested	2,432	33	448	12
Cost of shares redeemed	(882,631,227)	(1,956,701,207)	(52,572,478)	(126,945,453)
Change in net assets resulting from Agency capital transactions	868,328	(7,663,499)	30,732	(950,448)
Capital
Proceeds from shares issued	1,125,743,632	1,831,281,381	77,240,117	139,018,589
Distributions reinvested	399,436	20,775	15,601	565
Cost of shares redeemed	(1,143,685,354)	(1,807,997,421)	(78,417,282)	(141,773,587)
Change in net assets resulting from Capital capital transactions	(17,542,286)	23,304,735	(1,161,564)	(2,754,433)
Class C
Proceeds from shares issued	—	—	233,402	593,428
Distributions reinvested	—	—	652	2
Cost of shares redeemed	—	—	(336,139)	(525,862)
Change in net assets resulting from Class C capital transactions	—	—	(102,085)	67,568
E*Trade
Proceeds from shares issued	121,506	316,073	—	—
Distributions reinvested	609	23	—	—
Cost of shares redeemed	(166,428)	(333,164)	—	—
Change in net assets resulting from E*Trade capital transactions	(44,313)	(17,068)	—	—
Empower
Proceeds from shares issued	5,923,719	7,091,606	99,028	680,000
Distributions reinvested	13,673	594	532	28
Cost of shares redeemed	(4,767,560)	(3,431,459)	(108,111)	(568,041)
Change in net assets resulting from Empower capital transactions	1,169,832	3,660,741	(8,551)	111,987
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	104

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$36,269,600	$67,117,974	$—	$114,350
Distributions reinvested	5,558	294	—	—(a)
Cost of shares redeemed	(36,273,670)	(64,388,873)	—	(138,596)
Change in net assets resulting from IM capital transactions	1,488	2,729,395	—	(24,246)
Institutional Class
Proceeds from shares issued	217,238,984	387,578,513	27,879,042	61,640,296
Distributions reinvested	38,827	625	14,123	294
Cost of shares redeemed	(214,140,594)	(399,731,871)	(28,838,031)	(65,732,666)
Change in net assets resulting from Institutional Class capital transactions	3,137,217	(12,152,733)	(944,866)	(4,092,076)
Investor
Proceeds from shares issued	1,757,658	6,754,768	32,851	132,519
Distributions reinvested	9,221	3	—	—(a)
Cost of shares redeemed	(852,543)	(5,739,232)	(34,190)	(132,458)
Change in net assets resulting from Investor capital transactions	914,336	1,015,539	(1,339)	61
Morgan
Proceeds from shares issued	135,800,040	287,654,071	43,695,491	92,581,656
Distributions reinvested	2,562	3	221	—(a)
Cost of shares redeemed	(135,681,272)	(287,568,363)	(43,484,481)	(92,667,137)
Change in net assets resulting from Morgan capital transactions	121,330	85,711	211,231	(85,481)
Premier
Proceeds from shares issued	107,935,395	211,463,266	25,129,001	34,466,562
Distributions reinvested	1,436	27	2,365	40
Cost of shares redeemed	(106,990,984)	(211,153,919)	(25,178,587)	(34,128,530)
Change in net assets resulting from Premier capital transactions	945,847	309,374	(47,221)	338,072
Reserve
Proceeds from shares issued	21,340,364	46,543,268	1,448,767	4,058,095
Distributions reinvested	11,944	1	120	—(a)
Cost of shares redeemed	(24,653,149)	(39,161,264)	(1,641,213)	(3,818,300)
Change in net assets resulting from Reserve capital transactions	(3,300,841)	7,382,005	(192,326)	239,795

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

105	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$41,446	$109,647	$—	$—
Distributions reinvested	676	2	—	—
Cost of shares redeemed	(76,709)	(190,688)	—	—
Change in net assets resulting from Service capital transactions	(34,587)	(81,039)	—	—
Total change in net assets resulting from capital transactions	$(14,303,498)	$25,617,919	$(2,015,265)	$(7,166,701)
SHARE TRANSACTIONS:
Academy
Issued	63,529,735	83,952,164	200,000	323,000
Reinvested	32,185	1,353	751	2
Redeemed	(64,101,771)	(76,908,625)	—	(340,502)
Change in Academy Shares	(539,851)	7,044,892	200,751	(17,500)
Agency
Issued	883,497,123	1,949,037,675	52,602,642	125,994,976
Reinvested	2,432	33	448	12
Redeemed	(882,631,227)	(1,956,701,013)	(52,572,332)	(126,945,453)
Change in Agency Shares	868,328	(7,663,305)	30,758	(950,465)
Capital
Issued	1,125,743,630	1,831,281,386	77,239,516	139,018,583
Reinvested	399,436	20,775	15,601	565
Redeemed	(1,143,685,354)	(1,807,996,972)	(78,416,742)	(141,773,394)
Change in Capital Shares	(17,542,288)	23,305,189	(1,161,625)	(2,754,246)
Class C
Issued	—	—	233,366	593,428
Reinvested	—	—	652	2
Redeemed	—	—	(336,109)	(525,858)
Change in Class C Shares	—	—	(102,091)	67,572
E*Trade
Issued	121,506	316,073	—	—
Reinvested	609	23	—	—
Redeemed	(166,428)	(333,160)	—	—
Change in E*Trade Shares	(44,313)	(17,064)	—	—
Empower
Issued	5,923,719	7,091,606	99,001	680,000
Reinvested	13,673	594	532	28
Redeemed	(4,767,560)	(3,431,430)	(108,094)	(568,025)
Change in Empower Shares	1,169,832	3,660,770	(8,561)	112,003
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	106

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
IM
Issued	36,269,600	67,117,925	—	114,350
Reinvested	5,558	294	—	—(a)
Redeemed	(36,273,670)	(64,388,873)	—	(138,596)
Change in IM Shares	1,488	2,729,346	—	(24,246)
Institutional Class
Issued	217,238,984	387,577,686	27,878,748	61,640,072
Reinvested	38,827	625	14,123	294
Redeemed	(214,140,594)	(399,731,871)	(28,837,788)	(65,732,648)
Change in Institutional Class Shares	3,137,217	(12,153,560)	(944,917)	(4,092,282)
Investor
Issued	1,757,658	6,754,768	32,850	132,519
Reinvested	9,221	3	—	—(a)
Redeemed	(852,543)	(5,739,220)	(34,189)	(132,458)
Change in Investor Shares	914,336	1,015,551	(1,339)	61
Morgan
Issued	135,800,040	287,654,071	43,695,465	92,581,650
Reinvested	2,562	3	221	—(a)
Redeemed	(135,681,272)	(287,568,310)	(43,484,426)	(92,667,137)
Change in Morgan Shares	121,330	85,764	211,260	(85,487)
Premier
Issued	107,935,395	211,463,266	25,128,715	34,466,562
Reinvested	1,436	27	2,365	40
Redeemed	(106,990,984)	(211,153,897)	(25,178,251)	(34,128,507)
Change in Premier Shares	945,847	309,396	(47,171)	338,095
Reserve
Issued	21,340,364	46,543,268	1,448,703	4,058,084
Reinvested	11,944	1	120	—(a)
Redeemed	(24,653,149)	(39,161,240)	(1,641,156)	(3,818,288)
Change in Reserve Shares	(3,300,841)	7,382,029	(192,333)	239,796
Service
Issued	41,446	109,601	—	—
Reinvested	676	2	—	—
Redeemed	(76,709)	(190,688)	—	—
Change in Service Shares	(34,587)	(81,085)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

107	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$393,300	$625,200
Distributions reinvested	—	—	11	—(a)
Cost of shares redeemed	—	—	(268,681)	(511,780)
Change in net assets resulting from Academy capital transactions	—	—	124,630	113,420
Agency
Proceeds from shares issued	68,925	597,491	271,468,713	483,815,895
Distributions reinvested	113	3	1,379	30
Cost of shares redeemed	(130,494)	(698,310)	(271,082,806)	(484,830,667)
Change in net assets resulting from Agency capital transactions	(61,456)	(100,816)	387,286	(1,014,742)
Capital
Proceeds from shares issued	—	—	78,601,155	204,850,092
Distributions reinvested	—	—	82,896	1,880
Cost of shares redeemed	—	—	(88,264,036)	(205,796,081)
Change in net assets resulting from Capital capital transactions	—	—	(9,579,985)	(944,109)
Empower
Proceeds from shares issued	—	—	2,000	597,500
Distributions reinvested	—	—	33	18
Cost of shares redeemed	—	—	(9,036)	(568,025)
Change in net assets resulting from Empower capital transactions	—	—	(7,003)	29,493
IM
Proceeds from shares issued	—	—	22,095	25,952
Distributions reinvested	—	—	26	—(a)
Cost of shares redeemed	—	—	(12,808)	(25,955)
Change in net assets resulting from IM capital transactions	—	—	9,313	(3)
Institutional Class
Proceeds from shares issued	3,445,554	5,930,237	48,021,862	91,142,009
Distributions reinvested	1,209	61	10,288	257
Cost of shares redeemed	(3,486,293)	(6,952,381)	(46,590,582)	(92,163,519)
Change in net assets resulting from Institutional Class capital transactions	(39,530)	(1,022,083)	1,441,568	(1,021,253)
Morgan
Proceeds from shares issued	38,087	54,066	31,991,400	62,648,028
Distributions reinvested	166	1	3,407	18
Cost of shares redeemed	(25,030)	(52,321)	(32,407,460)	(62,693,622)
Change in net assets resulting from Morgan capital transactions	13,223	1,746	(412,653)	(45,576)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	108

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$99,519	$368,851	$13,358,036	$18,605,538
Distributions reinvested	323	4	1,093	26
Cost of shares redeemed	(42,653)	(444,043)	(13,284,445)	(18,658,204)
Change in net assets resulting from Premier capital transactions	57,189	(75,188)	74,684	(52,640)
Reserve
Proceeds from shares issued	—	—	7,564,225	14,891,153
Distributions reinvested	—	—	105	1
Cost of shares redeemed	—	—	(9,260,736)	(13,963,028)
Change in net assets resulting from Reserve capital transactions	—	—	(1,696,406)	928,126
Total change in net assets resulting from capital transactions	$(30,574)	$(1,196,341)	$(9,658,566)	$(2,007,284)
SHARE TRANSACTIONS:
Academy
Issued	—	—	393,300	625,200
Reinvested	—	—	11	—(a)
Redeemed	—	—	(268,681)	(511,780)
Change in Academy Shares	—	—	124,630	113,420
Agency
Issued	68,911	597,491	271,468,713	483,815,895
Reinvested	113	3	1,379	30
Redeemed	(130,479)	(698,310)	(271,082,806)	(484,830,667)
Change in Agency Shares	(61,455)	(100,816)	387,286	(1,014,742)
Capital
Issued	—	—	78,601,155	204,850,092
Reinvested	—	—	82,896	1,882
Redeemed	—	—	(88,264,034)	(205,796,081)
Change in Capital Shares	—	—	(9,579,983)	(944,107)
Empower
Issued	—	—	2,000	597,500
Reinvested	—	—	33	18
Redeemed	—	—	(9,035)	(568,025)
Change in Empower Shares	—	—	(7,002)	29,493
IM
Issued	—	—	22,095	25,952
Reinvested	—	—	26	—(a)
Redeemed	—	—	(12,808)	(25,955)
Change in IM Shares	—	—	9,313	(3)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

109	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	3,445,517	5,930,222	48,021,861	91,142,009
Reinvested	1,209	61	10,288	257
Redeemed	(3,486,282)	(6,952,381)	(46,590,582)	(92,163,519)
Change in Institutional Class Shares	(39,556)	(1,022,098)	1,441,567	(1,021,253)
Morgan
Issued	38,083	54,066	31,991,400	62,648,028
Reinvested	166	1	3,407	18
Redeemed	(25,018)	(52,316)	(32,407,460)	(62,693,622)
Change in Morgan Shares	13,231	1,751	(412,653)	(45,576)
Premier
Issued	99,519	368,851	13,358,036	18,605,538
Reinvested	323	4	1,093	26
Redeemed	(42,636)	(444,034)	(13,284,445)	(18,658,204)
Change in Premier Shares	57,206	(75,179)	74,684	(52,640)
Reserve
Issued	—	—	7,564,224	14,891,153
Reinvested	—	—	105	1
Redeemed	—	—	(9,260,736)	(13,963,028)
Change in Reserve Shares	—	—	(1,696,407)	928,126
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	110

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$813,138	$121,928	$130,649	$30,972
Distributions reinvested	69	2	38	2
Cost of shares redeemed	(494,786)	(213,308)	(52,485)	(53,580)
Change in net assets resulting from Agency capital transactions	318,421	(91,378)	78,202	(22,606)
Institutional Class
Proceeds from shares issued	16,086,720	21,112,727	3,786,321	6,656,716
Distributions reinvested	1,977	115	1,923	101
Cost of shares redeemed	(13,659,910)	(22,835,694)	(3,804,936)	(6,611,560)
Change in net assets resulting from Institutional Class capital transactions	2,428,787	(1,722,852)	(16,692)	45,257
Morgan
Proceeds from shares issued	15,745	11,401	16,917	3,116
Distributions reinvested	35	1	54	3
Cost of shares redeemed	(9,535)	(17,093)	(6,551)	(22,735)
Change in net assets resulting from Morgan capital transactions	6,245	(5,691)	10,420	(19,616)
Premier
Proceeds from shares issued	597,225	105,970	91,244	11,516
Distributions reinvested	73	2	63	1
Cost of shares redeemed	(354,822)	(266,760)	(37,409)	(42,851)
Change in net assets resulting from Premier capital transactions	242,476	(160,788)	53,898	(31,334)
Reserve
Proceeds from shares issued	4,112,546	7,953,871	—	—
Distributions reinvested	34	3	—	—
Cost of shares redeemed	(4,652,849)	(7,720,154)	—	—
Change in net assets resulting from Reserve capital transactions	(540,269)	233,720	—	—
Service
Proceeds from shares issued	—	—	533	12,654
Distributions reinvested	—	—	10	2
Cost of shares redeemed	—	—	(4,205)	(21,660)
Change in net assets resulting from Service capital transactions	—	—	(3,662)	(9,004)
Total change in net assets resulting from capital transactions	$2,455,660	$(1,746,989)	$122,166	$(37,303)
SHARE TRANSACTIONS:
Agency
Issued	813,139	121,915	130,651	30,972
Reinvested	69	2	38	2
Redeemed	(494,786)	(213,308)	(52,485)	(53,576)
Change in Agency Shares	318,422	(91,391)	78,204	(22,602)
SEE NOTES TO FINANCIAL STATEMENTS.

111	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	16,086,720	21,112,643	3,786,314	6,656,710
Reinvested	1,977	115	1,923	101
Redeemed	(13,659,910)	(22,835,694)	(3,804,936)	(6,611,560)
Change in Institutional Class Shares	2,428,787	(1,722,936)	(16,699)	45,251
Morgan
Issued	15,745	11,401	16,916	3,116
Reinvested	35	2	54	3
Redeemed	(9,535)	(17,093)	(6,549)	(22,734)
Change in Morgan Shares	6,245	(5,690)	10,421	(19,615)
Premier
Issued	597,225	105,970	91,243	11,516
Reinvested	73	2	63	1
Redeemed	(354,822)	(266,713)	(37,405)	(42,849)
Change in Premier Shares	242,476	(160,741)	53,901	(31,332)
Reserve
Issued	4,112,546	7,953,871	—	—
Reinvested	34	3	—	—
Redeemed	(4,652,849)	(7,720,106)	—	—
Change in Reserve Shares	(540,269)	233,768	—	—
Service
Issued	—	—	533	12,654
Reinvested	—	—	10	2
Redeemed	—	—	(4,204)	(21,660)
Change in Service Shares	—	—	(3,661)	(9,004)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	112

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$106,835	$628	$179,667	$17,688
Distributions reinvested	11	—(a)	16	—(a)
Cost of shares redeemed	(29,698)	(19,814)	(67,258)	(40,346)
Change in net assets resulting from Agency capital transactions	77,148	(19,186)	112,425	(22,658)
Institutional Class
Proceeds from shares issued	353,635	159,505	1,235,682	1,181,543
Distributions reinvested	49	4	317	28
Cost of shares redeemed	(218,522)	(228,993)	(769,382)	(1,289,068)
Change in net assets resulting from Institutional Class capital transactions	135,162	(69,484)	466,617	(107,497)
Morgan
Proceeds from shares issued	2,969	1,494	5,972	4,593
Distributions reinvested	4	1	68	7
Cost of shares redeemed	(3,331)	(4,874)	(12,098)	(14,519)
Change in net assets resulting from Morgan capital transactions	(358)	(3,379)	(6,058)	(9,919)
Premier
Proceeds from shares issued	235,418	267,330	234,777	202,019
Distributions reinvested	16	1	6	—(a)
Cost of shares redeemed	(184,605)	(243,200)	(156,408)	(196,551)
Change in net assets resulting from Premier capital transactions	50,829	24,131	78,375	5,468
Reserve
Proceeds from shares issued	—	—	193	799
Distributions reinvested	—	—	1	—(a)
Cost of shares redeemed	—	—	(474)	(155)
Change in net assets resulting from Reserve capital transactions	—	—	(280)	644
Service
Proceeds from shares issued	6,661	2,847	—	686
Distributions reinvested	5	2	1	—(a)
Cost of shares redeemed	(8,245)	(5,293)	(365)	(1,866)
Change in net assets resulting from Service capital transactions	(1,579)	(2,444)	(364)	(1,180)
Total change in net assets resulting from capital transactions	$261,202	$(70,362)	$650,715	$(135,142)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

113	J.P. Morgan Money Market Funds	August 31, 2022

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS:
Agency
Issued	106,823	628	179,667	17,688
Reinvested	11	—(a)	16	—(a)
Redeemed	(29,698)	(19,810)	(67,258)	(40,346)
Change in Agency Shares	77,136	(19,182)	112,425	(22,658)
Institutional Class
Issued	353,625	159,500	1,235,682	1,181,542
Reinvested	49	4	317	28
Redeemed	(218,517)	(228,979)	(769,382)	(1,289,068)
Change in Institutional Class Shares	135,157	(69,475)	466,617	(107,498)
Morgan
Issued	2,969	1,494	5,972	4,593
Reinvested	5	1	68	7
Redeemed	(3,329)	(4,872)	(12,098)	(14,519)
Change in Morgan Shares	(355)	(3,377)	(6,058)	(9,919)
Premier
Issued	235,417	267,314	234,777	202,019
Reinvested	16	1	6	—(a)
Redeemed	(184,591)	(243,200)	(156,408)	(196,551)
Change in Premier Shares	50,842	24,115	78,375	5,468
Reserve
Issued	—	—	193	799
Reinvested	—	—	1	—(a)
Redeemed	—	—	(474)	(155)
Change in Reserve Shares	—	—	(280)	644
Service
Issued	6,659	2,847	—	686
Reinvested	5	2	1	1
Redeemed	(8,241)	(5,293)	(365)	(1,866)
Change in Service Shares	(1,577)	(2,444)	(364)	(1,179)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	114

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2022 (Unaudited)	$1.0003	$0.0053	$0.0001	$0.0054	$(0.0053)	$—	$(0.0053)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	—(f )	0.0036	(0.0036)	—(f )	(0.0036)
May 15, 2019 (g) through February 29, 2020	1.0003	0.0162	0.0003	0.0165	(0.0162)	—	(0.0162)
Agency
Six Months Ended August 31, 2022 (Unaudited)	1.0005	0.0048	0.0002	0.0050	(0.0048)	—	(0.0048)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	—(f)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205	0.0004	0.0209	(0.0205)	—(f )	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204	0.0002	0.0206	(0.0204)	—(f)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114(h)	(0.0004)	0.0110	(0.0113)	—(f )	(0.0113)
Capital
Six Months Ended August 31, 2022 (Unaudited)	1.0003	0.0053	—	0.0053	(0.0053)	—	(0.0053)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	—(f )	0.0036	(0.0036)	—(f )	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213	0.0002	0.0215	(0.0213)	—(f)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212	0.0002	0.0214	(0.0212)	—(f )	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122(h)	(0.0004)	0.0118	(0.0121)	—(f)	(0.0121)
Class C
Six Months Ended August 31, 2022 (Unaudited)	1.0003	0.0022	—	0.0022	(0.0022)	—	(0.0022)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0005	0.0006	—(f)	0.0006	(0.0006)	—(f)	(0.0006)
Year Ended February 29, 2020	1.0003	0.0134	0.0002	0.0136	(0.0134)	—(f )	(0.0134)
Year Ended February 28, 2019	1.0001	0.0133	0.0002	0.0135	(0.0133)	—(f)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039(h)	—	0.0039	(0.0042)	—(f )	(0.0042)
Empower
Six Months Ended August 31, 2022 (Unaudited)	1.0002	0.0053	0.0001	0.0054	(0.0053)	—	(0.0053)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (g) through February 28, 2021	1.0005	—(f )	—(f )	—(f )	—(f )	—	—(f)
IM
Six Months Ended August 31, 2022 (Unaudited)	1.0003	0.0054	0.0001	0.0055	(0.0054)	—	(0.0054)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	—(f )	0.0039	(0.0039)	—(f )	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216	0.0003	0.0219	(0.0216)	—(f)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215	0.0002	0.0217	(0.02150)	—(f )	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124(h)	(0.0004)	0.0120	(0.0123)	—(f)	(0.0123)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.0003	0.0051	0.0001	0.0052	(0.0051)	—	(0.0051)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	—(f)	0.0033	(0.0033)	—(f)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210	0.0002	0.0212	(0.0210)	—(f )	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209	0.0002	0.0211	(0.0209)	—(f)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119(h)	(0.0004)	0.0115	(0.0118)	—(f )	(0.0118)
SEE NOTES TO FINANCIAL STATEMENTS.

115	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.0004	0.54%	$581,498	0.16% (b)(e)	1.02% (b)	0.19%(b)
1.0003	0.04	918,415	0.10(e)	0.07	0.19
1.0006	0.36	1,011,973	0.17(e)	0.38	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0007	0.50	1,768,322	0.25(b)(e)	1.01(b)	0.29(b)
1.0005	(0.02)	1,403,993	0.16(e)	0.01	0.29
1.0008	0.29	1,492,906	0.24(e)	0.30	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30
1.0003	2.08	2,474,137	0.26	2.09	0.31
1.0001	1.10	1,494,001	0.26	1.14	0.31

1.0003	0.53	32,146,272	0.15(b)(e)	1.00(b)	0.18(b)
1.0003	0.05	40,505,885	0.10(e)	0.07	0.18
1.0005	0.36	42,867,638	0.16(e)	0.31	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20
1.0003	2.16	26,725,832	0.18	2.13	0.21
1.0001	1.18	24,654,174	0.18	1.22	0.21

1.0003	0.22	625	0.79(b)(e)	0.49(b)	6.44(b)
1.0003	(0.01)	539	0.16(e)	0.01	5.49
1.0005	0.06	734	0.46(e)	0.06	4.90
1.0005	1.37	806	0.97	1.38	3.88
1.0003	1.36	1,218	0.97	1.30	2.80
1.0001	0.39	2,012	0.97	0.39	2.27

1.0003	0.54	406,282	0.15(b)(e)	0.96(b)	0.19(b)
1.0002	0.04	564,948	0.10(e)	0.07	0.20
1.0005	0.00(i)	25	0.12(e)	0.10	0.19

1.0004	0.55	9,451,891	0.12(b)(e)	1.05(b)	0.13(b)
1.0003	0.04	9,524,945	0.10(e)	0.07	0.13
1.0006	0.39	7,515,957	0.13(e)	0.35	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15
1.0003	2.19	1,896,262	0.16	2.13	0.16
1.0001	1.21	2,032,079	0.16	1.24	0.16

1.0004	0.52	12,322,518	0.18(b)(e)	0.98(b)	0.23(b)
1.0003	0.03	14,794,803	0.12(e)	0.05	0.23
1.0005	0.33	19,063,596	0.19(e)	0.30	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25
1.0003	2.13	11,691,618	0.21	2.12	0.26
1.0001	1.15	8,567,374	0.21	1.19	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	116

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	$1.0007	$0.0038	$0.0001	$0.0039	$(0.0038)	$—	$(0.0038)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	—(f )	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180	0.0005	0.0185	(0.0180)	—(f)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179	0.0002	0.0181	(0.0179)	—(f )	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089(h)	(0.0005)	0.0084	(0.0087)	—(f)	(0.0087)
Premier
Six Months Ended August 31, 2022 (Unaudited)	1.0004	0.0040	0.0001	0.0041	(0.0040)	—	(0.0040)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	—(f)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186	0.0003	0.0189	(0.0186)	—(f )	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185	0.0002	0.0187	(0.0185)	—(f)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096(h)	(0.0005)	0.0091	(0.0094)	—(f )	(0.0094)
Reserve
Six Months Ended August 31, 2022 (Unaudited)	1.0006	0.0031	0.0001	0.0032	(0.0031)	—	(0.0031)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	—(f )	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161	0.0004	0.0165	(0.0161)	—(f)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160	0.0002	0.0162	(0.0160)	—(f )	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062(h)	0.0004	0.0066	(0.0069)	—(f)	(0.0069)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Academy	0.02%	0.08%	0.01%	—	—	—
Agency	0.01%	0.10%	0.02%	—	—	—
Capital	0.02%	0.08%	0.02%	—	—	—
Class C	0.18%	0.81%	0.51%	—	—	—
Empower	0.03%	0.08%	—(a)	—	—	—
IM	0.01%	0.04%	0.01%	—	—	—
Institutional Class	0.03%	0.09%	0.02%	—	—	—
Morgan	0.04%	0.34%	0.12%	—	—	—
Premier	0.03%	0.27%	0.09%	—	—	—
Reserve	0.11%	0.54%	0.16%	—	—	—
(a) Amount rounds to less than 0.005%.

(f)	Amount rounds to less than $0.00005.
(g)	Commencement of offering of class of shares.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

117	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.0008	0.39%	$966,840	0.46% (b)(e)	0.73% (b)	0.50%(b)
1.0007	(0.03)	877,230	0.17(e)	0.01	0.50
1.0011	0.19	1,353,316	0.38(e)	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
1.0001	0.84	739,866	0.52	0.89	0.56

1.0005	0.41	1,247,479	0.41(b)(e)	0.83(b)	0.44(b)
1.0004	(0.02)	1,007,946	0.16(e)	0.01	0.44
1.0007	0.20	1,337,044	0.35(e)	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46
1.0001	0.91	1,093,169	0.45	0.96	0.46

1.0007	0.32	2,862	0.59(b)(e)	0.61(b)	1.22(b)
1.0006	(0.02)	2,852	0.16(e)	0.01	2.42
1.0009	0.12	1,084	0.53(e)	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
1.0001	0.66	15,846	0.70	0.62	0.76
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	118

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2022 (Unaudited)	$1.0003	$0.0029	$0.0001	$0.0030	$(0.0029)	$—	$(0.0029)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	—(f)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	—(f )	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001(g)	0.0118	(0.0117)	—(f)	(0.0117)
March 01, 2018 (h) through February 28, 2019	1.0000	0.0123	—(f )	0.0123	(0.0123)	—(f )	(0.0123)
Capital
Six Months Ended August 31, 2022 (Unaudited)	1.0003	0.0032	0.0001	0.0033	(0.0032)	—	(0.0032)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	—(f)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	—(f )	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	—(f)	0.0125	(0.0125)	—(f)	(0.0125)
March 01, 2018 (h) through February 28, 2019	1.0000	0.0131	—(f )	0.0131	(0.0131)	—(f )	(0.0131)
IM
Six Months Ended August 31, 2022 (Unaudited)	1.0003	0.0034	—(f )	0.0034	(0.0034)	—	(0.0034)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	—	(0.0002)	—(f)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	—(f )	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	—(f)	0.0127	(0.0127)	—(f)	(0.0127)
March 01, 2018 (h) through February 28, 2019	1.0000	0.0133	—(f )	0.0133	(0.0133)	—(f )	(0.0133)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.0003	0.0031	0.0001	0.0032	(0.0031)	—	(0.0031)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	—(f)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	—(f )	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	—(f)	0.0122	(0.0122)	—(f)	(0.0122)
March 01, 2018 (h) through February 28, 2019	1.0000	0.0128	—(f )	0.0128	(0.0128)	—(f )	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—(a)	0.16%	0.02%	—	—
Capital	—(a)	0.09%	—(a)	—	—
IM	—(a)	0.07%	0.01%	—	—
Institutional Class	—(a)	0.12%	0.01%	—	—
(a) Amount rounds to less than 0.005%.

(f)	Amount rounds to less than $0.00005.
(g)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(h)	Commencement of operations.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

119	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.0004	0.29%	$47,402	0.26% (b)(e)	0.69% (b)	0.43%(b)
1.0003	(0.01)	17,084	0.11(e)	0.01	0.44
1.0005	0.27	23,163	0.24(e)	0.25	0.36
1.0001	1.19	41,696	0.26	1.15	0.38
1.0000	1.24	17,148	0.26(b)	1.36(b)	2.96(b)

1.0004	0.33	185,979	0.18(b)(e)	0.68(b)	0.22(b)
1.0003	(0.01)	182,500	0.09(e)	0.02	0.22
1.0006	0.34	37,889	0.18(e)	0.41	0.22
1.0000	1.26	228,168	0.18	1.18	0.24
1.0000	1.32	72,933	0.18(b)	1.42(b)	0.40(b)

1.0003	0.34	1,119,357	0.15(b)(e)	0.71(b)	0.15(b)
1.0003	0.00(i)	723,312	0.08(e)	0.02	0.15
1.0005	0.35	665,960	0.15(e)	0.18	0.16
1.0000	1.28	391,386	0.16	1.24	0.18
1.0000	1.34	475,368	0.16(b)	1.32(b)	0.23(b)

1.0004	0.32	419,107	0.21(b)(e)	0.63(b)	0.26(b)
1.0003	(0.01)	355,017	0.09(e)	0.01	0.26
1.0005	0.31	478,239	0.20(e)	0.23	0.26
1.0000	1.23	309,118	0.21	1.20	0.28
1.0000	1.29	377,900	0.21(b)	1.40(b)	0.37(b)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	120

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2022 (Unaudited)	$0.9996	$0.0052	$0.0003	$0.0055	$(0.0052)	$—	$(0.0052)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	—(e)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	—(e)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	—(e)	(0.0222)
September 19, 2018 (f) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—	(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(e)	Amount rounds to less than $0.00005.
(f)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

121	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$0.9999	0.55%	$1,237,793	0.06% (d)	0.95% (d)	0.15%(d)
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15
1.0002	2.25	3,455,824	0.06	2.20	0.16
1.0001	1.10	2,865,539	0.06(d)	2.53(d)	0.23(d)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	122

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$0.01	$—(e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Capital
Six Months Ended August 31, 2022 (Unaudited)	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Class C
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Investor
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

123	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.48%	$1,266,266	0.25% (f)(g)	1.11% (g)	0.30%(g)
1.00	0.01	691,008	0.17(f)	0.01	0.30
1.00	0.29	1,234,800	0.24(f)	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33
1.00	1.11	158,527	0.26	1.16	0.34

1.00	0.51	2,569,872	0.18(f)(g)	1.12(g)	0.20(g)
1.00	0.04	1,804,197	0.15(f)	0.04	0.19
1.00	0.35	4,806,805	0.18(f)	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23
1.00	1.19	98,814	0.18	1.36	0.24

1.00	0.22	27,260	0.78(f)(g)	0.48(g)	1.16(g)
1.00	0.01	21,564	0.17(f)	0.01	1.16
1.00	0.07	33,821	0.48(f)	0.05	1.15
1.00	1.34	18,423	0.97	1.35	1.18
1.00	1.34	22,073	0.97	1.34	1.19
1.00	0.40	22,267	0.97	0.38	1.20

1.00	0.50	3,829,538	0.21(f)(g)	1.20(g)	0.25(g)
1.00	0.02	1,763,092	0.16(f)	0.02	0.25
1.00	0.32	3,055,814	0.21(f)	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28
1.00	1.16	988,333	0.21	1.21	0.29

1.00	0.37	1,953	0.46(f)(g)	0.77(g)	0.50(g)
1.00	0.01	1,804	0.17(f)	0.01	0.50
1.00	0.17	6,189	0.34(f)	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54
1.00	0.86	8,616	0.51	0.89	0.55

1.00	0.34	523,057	0.52(f)(g)	0.69(g)	0.61(g)
1.00	0.01	453,086	0.17(f)	0.01	0.61
1.00	0.14	627,541	0.40(f)	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68
1.00	0.78	156,049	0.59	0.78	0.70
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	124

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Premier
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Reserve
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Agency	0.01%	0.09%	0.02%	—	—	—
Capital	—(a)	0.03%	—(a)	—	—	—
Class C	0.19%	0.80%	0.49%	—	—	—
Institutional Class	—(a)	0.05%	—(a)	—	—	—
Investor	0.04%	0.32%	0.16%	—	—	—
Morgan	0.07%	0.42%	0.19%	—	—	—
Premier	0.02%	0.28%	0.10%	—	—	—
Reserve	0.10%	0.53%	0.29%	—	—	—
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

125	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.39%	$3,104,790	0.42% (f)(g)	0.94% (g)	0.45%(g)
1.00	0.01	1,532,491	0.17(f)	0.01	0.45
1.00	0.19	2,373,258	0.35(f)	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
1.00	0.92	353,810	0.45	0.95	0.49

1.00	0.31	5,054	0.59(f)(g)	0.66(g)	0.70(g)
1.00	0.01	4,231	0.17(f)	0.01	0.70
1.00	0.11	5,661	0.40(f)	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
1.00	0.67	6,527	0.70	0.65	0.74
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	126

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
May 15, 2019 (h) through February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Agency
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Capital
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
E*Trade
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Empower
Six Months Ended August 31, 2022 (Unaudited)	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
February 23, 2021 (h) through February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
IM
Six Months Ended August 31, 2022 (Unaudited)	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

127	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.47%	$10,192,594	0.15% (f)(g)	0.94% (g)	0.18%(g)
1.00	0.03	10,734,174	0.04(f)	0.03	0.18
1.00	0.14	3,689,489	0.14(f)	0.07	0.18
1.00	1.47	85,026	0.18	1.49	0.21

1.00	0.43	9,351,806	0.23(f)(g)	0.82(g)	0.28(g)
1.00	0.01	8,485,249	0.06(f)	0.01	0.28
1.00	0.09	16,148,773	0.20(f)	0.08	0.28
1.00	1.87	14,132,125	0.26	1.84	0.30
1.00	1.82	11,112,454	0.26	1.79	0.31
1.00	0.81	13,906,062	0.26	0.80	0.31

1.00	0.47	148,912,745	0.15(f)(g)	0.92(g)	0.18(g)
1.00	0.03	166,488,233	0.04(f)	0.03	0.18
1.00	0.14	143,184,525	0.15(f)	0.13	0.19
1.00	1.95	86,263,432	0.18	1.91	0.20
1.00	1.90	73,390,258	0.18	1.87	0.21
1.00	0.89	92,747,537	0.18	0.88	0.21

1.00	0.17	343,305	0.73(f)(g)	0.33(g)	1.03(g)
1.00	0.01	387,687	0.06(f)	0.01	1.03
1.00	0.03	404,756	0.25(f)	0.02	1.03
1.00	1.12	298,348	1.00	1.10	1.05
1.00	1.07	274,993	1.00	1.04	1.06
1.00	0.13	291,828	0.97(f)	0.17	1.06

1.00	0.47	5,329,725	0.15(f)(g)	1.04(g)	0.18(g)
1.00	0.03	4,160,732	0.04(f)	0.03	0.18
1.00	0.00(i)	500,028	0.06(f)	0.04	0.19

1.00	0.49	10,046,222	0.12(f)(g)	1.01(g)	0.13(g)
1.00	0.03	10,046,645	0.04(f)	0.03	0.13
1.00	0.17	7,317,310	0.12(f)	0.16	0.14
1.00	1.99	7,443,910	0.15	1.90	0.15
1.00	1.92	6,108,975	0.16	1.95	0.16
1.00	0.91	2,493,731	0.16	0.96	0.16

1.00	0.46	30,586,982	0.18(f)(g)	0.94(g)	0.23(g)
1.00	0.01	27,455,761	0.06(f)	0.01	0.23
1.00	0.12	39,608,624	0.17(f)	0.11	0.23
1.00	1.92	43,246,064	0.21	1.89	0.25
1.00	1.87	41,868,607	0.21	1.88	0.26
1.00	0.86	32,544,047	0.21	0.85	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	128

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Premier
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Reserve
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Service
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Academy	0.03%	0.13%	0.04%	—	—	—
Agency	0.03%	0.20%	0.06%	—	—	—
Capital	0.03%	0.13%	0.03%	—	—	—
E*Trade	0.27%	0.94%	0.75%	—	—	0.03%
Empower	0.03%	0.13%	—(a)	—	—	—
IM	0.02%	0.09%	0.01%	—	—	—
Institutional Class	0.03%	0.15%	0.04%	—	—	—
Investor	0.05%	0.41%	0.25%	—	—	—
Morgan	0.09%	0.51%	0.33%	—	—	—
Premier	0.04%	0.37%	0.21%	—	—	—
Reserve	0.18%	0.61%	0.47%	—	—	—(a)
Service	0.28%	0.96%	0.74%	—	—	0.12%
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of offering of class of shares.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

129	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.33%	$2,772,286	0.44% (f)(g)	0.77% (g)	0.48%(g)
1.00	0.00(i)	1,858,457	0.07(f)	—(i)	0.48
1.00	0.05	842,931	0.24(f)	0.04	0.48
1.00	1.63	684,791	0.50	1.68	0.50
1.00	1.57	1,127,675	0.50	1.60	0.50
1.00	0.56	748,306	0.51	0.54	0.51

1.00	0.30	2,077,378	0.49(f)(g)	0.59(g)	0.59(g)
1.00	0.00(i)	1,956,424	0.07(f)	—(i)	0.59
1.00	0.05	1,870,723	0.25(f)	0.05	0.59
1.00	1.54	2,064,159	0.59	1.50	0.60
1.00	1.48	1,660,477	0.59	1.49	0.61
1.00	0.48	1,231,217	0.59	0.44	0.61

1.00	0.35	6,274,895	0.39(f)(g)	0.73(g)	0.43(g)
1.00	0.01	5,330,175	0.06(f)	0.01	0.43
1.00	0.06	5,020,827	0.22(f)	0.05	0.43
1.00	1.68	4,095,749	0.45	1.64	0.45
1.00	1.62	2,945,521	0.45	1.59	0.46
1.00	0.62	5,500,002	0.45	0.60	0.46

1.00	0.27	4,107,523	0.51(f)(g)	0.44(g)	0.68(g)
1.00	0.00(i)	7,409,330	0.07(f)	—(i)	0.68
1.00	0.04	27,414	0.22(f)	0.03	0.69
1.00	1.42	20,829	0.70	1.41	0.71
1.00	1.37	19,468	0.70	1.28	0.71
1.00	0.37	59,334	0.70(f)	0.33	0.71

1.00	0.16	398,769	0.75(f)(g)	0.32(g)	1.03(g)
1.00	0.00(i)	433,435	0.07(f)	—(i)	1.03
1.00	0.03	514,476	0.29(f)	0.03	1.03
1.00	1.07	867,659	1.05	1.19	1.05
1.00	1.02	2,993,274	1.05	1.08	1.05
1.00	0.09	1,649,354	0.93(f)	0.08	1.06
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	130

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
September 30, 2020 (h) through February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Agency
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Capital
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
September 22, 2017 (h) through February 28, 2018	1.00	0.01	(0.01)	—(e)	—(e)	—(e)	—(e)
Class C
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Empower
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
February 23, 2021 (h) through February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
IM
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

131	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.44%	$200,812	0.14%(f)(g)	1.41%(g)	0.19%(g)
1.00	0.01	100	0.04(f)	0.01	0.19
1.00	0.01	17,600	0.07(f)	0.03	0.23

1.00	0.40	945,434	0.23(f)(g)	0.80(g)	0.28(g)
1.00	0.01	914,835	0.06(f)	0.01	0.28
1.00	0.09	1,865,281	0.20(f)	0.09	0.29
1.00	1.85	1,744,289	0.26	1.85	0.30
1.00	1.83	2,013,982	0.26	1.90	0.30
1.00	0.81	930,654	0.26	0.82	0.31

1.00	0.44	9,621,729	0.15(f)(g)	0.86(g)	0.18(g)
1.00	0.01	10,784,903	0.06(f)	0.01	0.18
1.00	0.14	13,539,346	0.16(f)	0.13	0.19
1.00	1.94	9,945,933	0.18	1.89	0.20
1.00	1.91	6,425,187	0.18	1.92	0.20
1.00	0.47	3,501,095	0.18	1.17	0.21

1.00	0.17	358,966	0.69(f)(g)	0.29(g)	1.13(g)
1.00	0.00(i)	461,114	0.07(f)	—(i)	1.14
1.00	0.02	393,546	0.27(f)	0.02	1.14
1.00	1.13	292,824	0.97	1.16	1.15
1.00	1.11	375,230	0.97	1.09	1.16
1.00	0.15	417,056	0.90(f)	0.13	1.16

1.00	0.44	103,448	0.15(f)(g)	0.89(g)	0.19(g)
1.00	0.01	112,014	0.05(f)	0.01	0.18
1.00	0.00(i)	25	0.06(f)	0.02	0.18

1.00	0.42	30	0.19(f)(g)	0.84(g)	0.22(g)
1.00	0.01	30	0.05(f)	0.02	0.14
1.00	0.17	24,276	0.12(f)	0.19	0.14
1.00	1.97	37,429	0.15	2.26	0.15
1.00	1.93	1,451,488	0.15	1.87	0.15
1.00	0.90	3,051,574	0.16	0.81	0.16

1.00	0.43	7,017,157	0.18(f)(g)	0.81(g)	0.24(g)
1.00	0.01	7,963,115	0.06(f)	0.01	0.24
1.00	0.12	12,055,194	0.17(f)	0.13	0.24
1.00	1.90	16,887,054	0.21	1.88	0.25
1.00	1.88	17,766,429	0.21	1.89	0.25
1.00	0.86	13,500,900	0.21	0.84	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	132

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$—(e)	$—(e)	$—(e)	$—(e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Premier
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Reserve
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Academy	0.04%	0.14%	0.05%	—	—	—
Agency	0.03%	0.20%	0.06%	—	—	—
Capital	0.02%	0.12%	0.02%	—	—	—
Class C	0.28%	0.90%	0.70%	—	—	0.07%
Empower	0.02%	0.13%	—(a)	—	—	—
IM	0.03%	0.09%	0.01%	—	—	—
Institutional Class	0.03%	0.15%	0.04%	—	—	—
Investor	0.07%	0.42%	0.22%	—	—	—
Morgan	0.09%	0.52%	0.31%	—	—	—
Premier	0.06%	0.38%	0.19%	—	—	—
Reserve	0.22%	0.61%	0.35%	—	—	—(a)
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of offering of class of shares.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

133	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.31%	$15,324	0.42% (f)(g)	0.61%(g)	0.48%(g)
1.00	0.00(i)	16,665	0.07(f)	0.00(i)	0.48
1.00	0.04	16,604	0.27(f)	0.05	0.54
1.00	1.61	29,937	0.50	1.60	0.50
1.00	1.58	28,583	0.51	1.57	0.51
1.00	0.55	48,818	0.51	0.52	0.51

1.00	0.28	561,876	0.49(f)(g)	0.60(g)	0.59(g)
1.00	0.00(i)	350,701	0.06(f)	0.00(i)	0.59
1.00	0.04	436,183	0.28(f)	0.05	0.59
1.00	1.52	734,856	0.59	1.49	0.60
1.00	1.49	634,508	0.59	1.55	0.61
1.00	0.47	283,619	0.59	0.48	0.62

1.00	0.33	1,985,300	0.38(f)(g)	0.62(g)	0.44(g)
1.00	0.01	2,032,795	0.06(f)	0.01	0.44
1.00	0.05	1,694,724	0.25(f)	0.04	0.44
1.00	1.66	1,439,412	0.45	1.60	0.45
1.00	1.63	981,194	0.45	1.68	0.45
1.00	0.61	611,645	0.45	0.61	0.46

1.00	0.24	52,019	0.47(f)(g)	0.38(g)	0.69(g)
1.00	0.00(i)	244,357	0.07(f)	0.00(i)	0.68
1.00	0.03	4,562	0.34(f)	0.03	0.74
1.00	1.41	5,966	0.70	1.41	0.73
1.00	1.38	6,986	0.70	1.34	0.71
1.00	0.37	12,246	0.70(f)	0.28	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	134

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$— (e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	0.01	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
SEE NOTES TO FINANCIAL STATEMENTS.

135	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.37%	$156,483	0.23% (f)(g)	0.69% (g)	0.31%(g)
1.00	0.01	217,942	0.06(f)	0.01	0.31
1.00	0.11	318,757	0.20(f)	0.10	0.30
1.00	1.85	242,716	0.26	1.79	0.30
1.00	1.80	148,122	0.26	1.82	0.31
1.00	0.80	127,451	0.26	0.77	0.33

1.00	0.39	1,282,668	0.19(f)(g)	0.80(g)	0.26(g)
1.00	0.01	1,322,211	0.06(f)	0.01	0.25
1.00	0.13	2,344,288	0.17(f)	0.14	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25
1.00	1.85	3,417,418	0.21	1.85	0.26
1.00	0.85	2,668,613	0.21	0.84	0.28

1.00	0.25	68,514	0.48(f)(g)	0.54(g)	0.63(g)
1.00	0.00(h)	55,291	0.06(f)	0.00(h)	0.64
1.00	0.06	53,546	0.23(f)	0.05	0.63
1.00	1.51	34,728	0.59	1.48	0.67
1.00	1.46	29,289	0.59	1.45	0.70
1.00	0.46	32,224	0.59	0.44	0.69
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	136

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund (continued)
Premier
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Agency	0.03%	0.20%	0.06%	—	—	—
Institutional Class	0.02%	0.16%	0.04%	—	—	—
Morgan	0.11%	0.53%	0.36%	—	—	—
Premier	0.06%	0.39%	0.21%	—	—	—

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

137	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.30%	$180,517	0.39% (f)(g)	0.71% (g)	0.46%(g)
1.00	0.01	123,328	0.06(f)	0.01	0.46
1.00	0.08	198,516	0.24(f)	0.08	0.45
1.00	1.65	218,858	0.45	1.58	0.45
1.00	1.60	155,001	0.45	1.54	0.47
1.00	0.60	229,795	0.45	0.65	0.48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	138

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
September 30, 2020 (h) through February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Agency
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Capital
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Empower
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
February 23, 2021 (h) through February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
IM
Six Months Ended August 31, 2022 (Unaudited)	1.00	0.01	—(e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
January 15, 2020 (h) through February 29, 2020	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
SEE NOTES TO FINANCIAL STATEMENTS.

139	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.39%	$255,633	0.18% (f)(g)	0.97% (g)	0.19%(g)
1.00	0.01	131,020	0.05(f)	0.01	0.18
1.00	0.00(i)	17,600	0.10(f)	0.01	0.21

1.00	0.36	3,560,026	0.25(f)(g)	0.71(g)	0.28(g)
1.00	0.01	3,173,164	0.05(f)	0.01	0.28
1.00	0.10	4,187,912	0.20(f)	0.09	0.29
1.00	1.82	4,197,262	0.26	1.76	0.30
1.00	1.79	2,567,061	0.26	1.81	0.31
1.00	0.79	1,981,066	0.26	0.80	0.31

1.00	0.39	47,835,996	0.17(f)(g)	0.76(g)	0.18(g)
1.00	0.01	57,422,062	0.05(f)	0.01	0.18
1.00	0.13	58,366,269	0.16(f)	0.11	0.19
1.00	1.90	32,963,549	0.18	1.85	0.20
1.00	1.88	23,528,259	0.18	1.88	0.21
1.00	0.87	19,208,530	0.18	0.89	0.21

1.00	0.39	22,512	0.18(f)(g)	0.78(g)	0.19(g)
1.00	0.01	29,519	0.04(f)	0.01	0.18
1.00	0.00(i)	25	0.07(f)	0.01	0.20

1.00	0.41	9,536	0.14(f)(g)	1.38(g)	0.14(g)
1.00	0.01	224	0.04(f)	0.01	0.18
1.00	0.16	227	0.13(f)	0.11	0.14
1.00	0.18	11,885	0.15	1.46	0.15

1.00	0.38	24,515,394	0.20(f)(g)	0.75(g)	0.23(g)
1.00	0.01	23,076,533	0.05(f)	0.01	0.23
1.00	0.12	24,097,829	0.18(f)	0.11	0.24
1.00	1.87	22,282,460	0.21	1.83	0.25
1.00	1.84	17,858,556	0.21	1.87	0.26
1.00	0.84	11,098,506	0.21	0.83	0.26

1.00	0.23	1,793,157	0.49(f)(g)	0.43(g)	0.58(g)
1.00	0.00(i)	2,206,039	0.06(f)	0.00(i)	0.58
1.00	0.05	2,251,619	0.24(f)	0.05	0.59
1.00	1.49	2,023,440	0.59	1.47	0.60
1.00	1.46	2,009,129	0.59	1.45	0.61
1.00	0.45	1,617,985	0.59(f)	0.46	0.61
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	140

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	—(e)	0.02	(0.02)	—(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Reserve
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Academy	—(a)	0.12%	0.08%	—	—	—
Agency	0.01%	0.21%	0.05%	—	—	—
Capital	—(a)	0.12%	0.02%	—	—	—
Empower	—(a)	0.13%	0.12%	—	—	—
IM	—(a)	0.14%	—(a)	—	—	—
Institutional Class	0.01%	0.16%	0.03%	—	—	—
Morgan	0.10%	0.52%	0.34%	—	—	—(a)
Premier	0.04%	0.38%	0.19%	—	—	—
Reserve	0.16%	0.62%	0.44%	—	—	—(a)
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of offering of class of shares.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

141	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.28%	$2,021,814	0.39% (f)(g)	0.57% (g)	0.43%(g)
1.00	0.01	1,947,356	0.05(f)	0.01	0.43
1.00	0.06	1,999,999	0.25(f)	0.06	0.44
1.00	1.63	2,537,050	0.45	1.62	0.45
1.00	1.60	2,059,307	0.45	1.65	0.46
1.00	0.59	848,906	0.45	0.59	0.46

1.00	0.20	2,124,801	0.53(f)(g)	0.34(g)	0.68(g)
1.00	0.00(i)	3,821,500	0.06(f)	0.00(i)	0.68
1.00	0.04	2,893,380	0.25(f)	0.03	0.69
1.00	1.38	2,102,023	0.70	1.34	0.70
1.00	1.35	1,561,835	0.70	1.42	0.71
1.00	0.35	258,002	0.70(f)	0.41	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	142

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Premier
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
SEE NOTES TO FINANCIAL STATEMENTS.

143	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.30%	$599,498	0.26% (f)(g)	0.68% (g)	0.29%(g)
1.00	0.01	281,075	0.10(f)	0.01	0.29
1.00	0.26	372,457	0.23(f)	0.33	0.29
1.00	1.17	782,269	0.26	1.17	0.30
1.00	1.24	1,063,941	0.26	1.23	0.31
1.00	0.68	831,137	0.26	0.70	0.31

1.00	0.32	7,564,544	0.21(f)(g)	0.68(g)	0.24(g)
1.00	0.02	5,135,738	0.09(f)	0.02	0.24
1.00	0.29	6,858,653	0.20(f)	0.33	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25
1.00	1.29	12,402,297	0.21	1.27	0.26
1.00	0.73	11,970,538	0.21	0.73	0.26

1.00	0.16	23,385	0.53(f)(g)	0.34(g)	0.60(g)
1.00	0.01	17,140	0.10(f)	0.01	0.62
1.00	0.19	22,830	0.30(f)	0.12	0.61
1.00	0.84	10,842	0.59	0.83	0.64
1.00	0.90	9,884	0.59	0.89	0.68
1.00	0.35	9,555	0.59	0.34	0.66

1.00	0.21	580,541	0.43(f)(g)	0.50(g)	0.44(g)
1.00	0.01	338,064	0.10(f)	0.01	0.44
1.00	0.21	498,856	0.29(f)	0.26	0.44
1.00	0.98	847,483	0.45	0.99	0.45
1.00	1.04	1,062,712	0.45	1.03	0.46
1.00	0.49	1,560,291	0.45	0.48	0.46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	144

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Agency	—(a)	0.16%	0.03%	—	—	—
Institutional Class	—(a)	0.12%	0.01%	—	—	—
Morgan	0.05%	0.49%	0.29%	—	—	—
Premier	0.01%	0.33%	0.14%	—	—	—
Reserve	0.11%	0.59%	0.39%	—	—	—(a)
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

145	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.13%	$1,267,571	0.58% (f)(g)	0.22% (g)	0.69%(g)
1.00	0.01	1,807,835	0.10(f)	0.01	0.69
1.00	0.18	1,574,145	0.29(f)	0.16	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
1.00	0.79	2,028,976	0.70	0.78	0.71
1.00	0.24	2,511,847	0.70(f)	0.23	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	146

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Premier
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

147	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.30%	$116,476	0.26% (f)(g)	0.73% (g)	0.30%(g)
1.00	0.01	38,272	0.13(f)	0.01	0.32
1.00	0.31	60,879	0.25(f)	0.38	0.31
1.00	1.20	112,747	0.26	1.20	0.34
1.00	1.26	127,136	0.26	1.25	0.33
1.00	0.73	140,809	0.26	0.76	0.35

1.00	0.32	862,664	0.21(f)(g)	0.63(g)	0.25(g)
1.00	0.02	879,357	0.12(f)	0.02	0.27
1.00	0.35	834,116	0.20(f)	0.38	0.26
1.00	1.25	1,688,150	0.21	1.24	0.29
1.00	1.31	2,003,502	0.21	1.30	0.28
1.00	0.78	1,575,116	0.21	0.83	0.31

1.00	0.16	34,656	0.55(f)(g)	0.36(g)	0.61(g)
1.00	0.01	24,236	0.13(f)	0.01	0.63
1.00	0.22	43,853	0.35(f)	0.16	0.62
1.00	0.87	35,473	0.59	0.84	0.66
1.00	0.93	15,899	0.59	0.92	0.65
1.00	0.40	13,794	0.59	0.28	0.63

1.00	0.21	91,799	0.44(f)(g)	0.53(g)	0.45(g)
1.00	0.01	37,902	0.13(f)	0.01	0.47
1.00	0.23	69,237	0.35(f)	0.28	0.47
1.00	1.01	135,261	0.45	1.00	0.50
1.00	1.07	129,260	0.45	1.06	0.48
1.00	0.54	116,319	0.45	0.57	0.51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	148

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$—(e)	$—(e)	$—(e)	$—(e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2019	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Agency	—(a)	0.13%	0.01%	—	—	—
Institutional Class	—(a)	0.09%	0.01%	—	—	—
Morgan	0.04%	0.46%	0.24%	—	—	—
Premier	0.01%	0.32%	0.10%	—	—	—
Service	0.33%	0.92%	0.60%	—(a)	—(a)	0.14%
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

149	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.06%	$16,017	0.72% (f)(g)	0.11% (g)	1.05%(g)
1.00	0.01	19,679	0.13(f)	0.01	1.06
1.00	0.16	28,684	0.44(f)	0.21	1.06
1.00	0.41	68,493	1.05(f)	0.48	1.09
1.00	0.47	256,953	1.05(f)	0.46	1.08
1.00	0.07	282,024	0.91(f)	0.05	1.09
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	150

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
March 1, 2019 (h) through February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
March 1, 2019 (h) through February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Premier
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended (h) February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
SEE NOTES TO FINANCIAL STATEMENTS.

151	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.28%	$79,674	0.26% (f)(g)	0.90% (g)	0.34%(g)
1.00	0.02	2,527	0.12(f)	0.01	0.37
1.00	0.23	21,715	0.22(f)	0.24	0.33
1.00	1.11	24,892	0.26	0.87	0.35

1.00	0.31	222,423	0.21(f)(g)	0.72(g)	0.31(g)
1.00	0.03	87,260	0.09(f)	0.02	0.32
1.00	0.25	156,740	0.20(f)	0.30	0.28
1.00	1.15	287,724	0.21	1.03	0.30

1.00	0.15	3,387	0.53(f)(g)	0.27(g)	0.68(g)
1.00	0.02	3,744	0.10(f)	0.01	0.69
1.00	0.17	7,122	0.28(f)	0.12	0.63
1.00	0.77	2,447	0.59	0.70	0.69
1.00	0.86	1,591	0.59	0.85	0.72
1.00	0.38	1,310	0.59	0.27	0.75

1.00	0.20	176,952	0.43(f)(g)	0.42(g)	0.51(g)
1.00	0.02	126,122	0.09(f)	0.01	0.52
1.00	0.19	101,991	0.27(f)	0.20	0.48
1.00	0.91	233,249	0.45	0.87	0.50
1.00	1.00	259,463	0.45	0.97	0.52
1.00	0.52	166,312	0.45	0.49	0.55
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	152

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$—(e)	$—(e)	$—(e)	$—(e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2019	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Agency	—(a)	0.14%	0.04%	—	—	—
Institutional Class	—(a)	0.12%	0.01%	—	—	—
Morgan	0.06%	0.49%	0.31%	—	—	—
Premier	0.02%	0.36%	0.18%	—	—	—
Service	0.37%	0.95%	0.68%	0.01%	0.01%	0.16%
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

153	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.05%	$8,042	0.68% (f)(g)	0.09% (g)	1.12%(g)
1.00	0.02	9,622	0.10(f)	0.01	1.12
1.00	0.12	12,065	0.37(f)	0.16	1.08
1.00	0.32	28,405	1.05(f)	0.37	1.10
1.00	0.41	118,146	1.04(f)	0.37	1.12
1.00	0.08	125,615	0.89(f)	0.04	1.15
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	154

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$— (e)	$—(e)	$— (e)	$— (e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
March 1, 2019 (h) through February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Institutional Class
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
March 1, 2019 (h) through February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Morgan
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Premier
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Reserve
Six Months Ended August 31, 2022 (Unaudited)	1.00	—(e)	—(e)	—(e)	—(e)	—	—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	—(e)	0.01	(0.01)	—(e)	(0.01)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
SEE NOTES TO FINANCIAL STATEMENTS.

155	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.28%	$162,582	0.26% (f)(g)	0.70% (g)	0.32%(g)
1.00	0.01	50,157	0.12(f)	0.01	0.32
1.00	0.30	72,812	0.25(f)	0.44	0.30
1.00	1.15	262,677	0.26	1.06	0.31

1.00	0.31	891,712	0.21(f)(g)	0.67(g)	0.27(g)
1.00	0.03	425,093	0.12(f)	0.02	0.27
1.00	0.34	532,580	0.21(f)	0.41	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	0.15	43,958	0.52(f)(g)	0.29(g)	0.64(g)
1.00	0.01	50,015	0.13(f)	0.01	0.65
1.00	0.23	59,934	0.32(f)	0.20	0.64
1.00	0.82	62,178	0.59	0.84	0.63
1.00	0.89	132,127	0.59	0.88	0.66
1.00	0.36	134,395	0.59	0.31	0.67

1.00	0.20	175,790	0.43(f)(g)	0.44(g)	0.47(g)
1.00	0.01	97,415	0.12(f)	0.01	0.47
1.00	0.25	91,945	0.34(f)	0.38	0.45
1.00	0.96	742,781	0.45	0.95	0.47
1.00	1.03	769,285	0.45	1.03	0.49
1.00	0.50	485,365	0.45	0.58	0.51

1.00	0.12	1,862	0.58(f)(g)	0.22(g)	0.72(g)
1.00	0.01	2,142	0.12(f)	0.01	0.72
1.00	0.21	1,498	0.34(f)	0.20	0.70
1.00	0.70	1,122	0.70	0.71	0.72
1.00	0.78	1,569	0.70	0.75	0.74
1.00	0.25	2,285	0.70(f)	0.24	0.78
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	156

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2022 (Unaudited)	$1.00	$—(e)	$—(e)	$—(e)	$—(e)	$—	$—(e)
Year Ended February 28, 2022	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2021	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 29, 2020	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2019	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)
Year Ended February 28, 2018	1.00	—(e)	—(e)	—(e)	—(e)	—(e)	—(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:
	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Agency	—(a)	0.14%	0.01%	—	—	—
Institutional Class	—(a)	0.09%	—(a)	—	—	—
Morgan	0.07%	0.46%	0.27%	—	—	—
Premier	0.02%	0.33%	0.11%	—	—	—
Reserve	0.12%	0.58%	0.35%	—	—	—(a)
Service	0.36%	0.92%	0.63%	0.01%	0.01%	0.15%
(a) Amount rounds to less than 0.005%.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

157	J.P. Morgan Money Market Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits

$1.00	0.06%	$2,187	0.69% (f)(g)	0.12% (g)	1.07%(g)
1.00	0.01	2,551	0.13(f)	0.01	1.07
1.00	0.18	3,729	0.41(f)	0.21	1.11
1.00	0.36	8,363	1.05(f)	0.45	1.08
1.00	0.43	36,537	1.04(f)	0.43	1.09
1.00	0.06	49,027	0.90(f)	0.05	1.11
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Money Market Funds	158

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Class C, E*Trade(1), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Class C, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	E*Trade Shares had no assets from the close of business on October 19, 2016.
(2)	E*Trade Shares had no assets from the close of business on September 21, 2016.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

159	J.P. Morgan Money Market Funds	August 31, 2022

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.
Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. Effective October 1, 2020, Class C Shares automatically convert to Morgan Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

August 31, 2022	J.P. Morgan Money Market Funds	160

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Quoted prices in active markets for identical securities.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,671,780	$—	$58,671,780

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,771,266	$—	$1,771,266

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,239,249	$—	$1,239,249

(a)	Please refer to the SOI for specifics of portfolio holdings.

161	J.P. Morgan Money Market Funds	August 31, 2022

The following is a summary of the inputs used as of August 31, 2022, in valuing the Funds' assets and liabilities carried at amortized cost which approximates fair value:
Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$11,568,602	$—	$11,568,602

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$228,755,183	$—	$228,755,183

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$20,335,493	$—	$20,335,493

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,675,687	$—	$1,675,687

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$82,691,680	$—	$82,691,680

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,058,064	$—	$10,058,064

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2022	J.P. Morgan Money Market Funds	162

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,119,805	$—	$1,119,805

(a)	Please refer to the SOI for specifics of portfolio holdings.

California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$489,371	$—	$489,371

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,291,760	$—	$1,291,760

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Prime Money Market Fund, Liquid Assets Money Market Fund, Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.

163	J.P. Morgan Money Market Funds	August 31, 2022

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Institutional Tax Free Money Market Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2022, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively,  on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2022 are detailed on the SOIs.
E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2022 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$22	n/a	n/a	n/a	$92	$— (a)	n/a	$2	n/a	n/a	n/a	n/a
Agency	30	$20	n/a	$8	86	10	$2	31	$3	$—(a)	$—(a)	$1
Agency SL	n/a	n/a	$34	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	398	21	n/a	16	1,503	99	n/a	521	n/a	n/a	n/a	n/a
Class C	15	n/a	n/a	1	n/a	4	n/a	n/a	n/a	n/a	n/a	n/a
E*Trade	n/a	n/a	n/a	n/a	3	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	15	n/a	n/a	n/a	42	2	n/a	1	n/a	n/a	n/a	n/a
IM	81	18	n/a	n/a	88	—(a)	n/a	—(a)	n/a	n/a	n/a	n/a
Institutional Class	144	19	n/a	23	272	82	13	220	59	8	1	4
Investor	n/a	n/a	n/a	—(a)	13	—(a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	83	n/a	n/a	31	38	11	8	31	1	2	—(a)	6
Premier	26	n/a	n/a	17	56	20	3	20	5	—(a)	2	2
Reserve	8	n/a	n/a	—(a)	55	2	n/a	25	16	n/a	n/a	—(a)
Service	n/a	n/a	n/a	n/a	4	n/a	n/a	n/a	n/a	—(a)	—(a)	—(a)
Total	$822	$78	$34	$96	$2,252	$230	$26	$851	$84	$10	$3	$13

(a)	Amount rounds to less than one thousand.

August 31, 2022	J.P. Morgan Money Market Funds	164

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid  monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee  — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion.  For the six months ended August 31, 2022, the effective annualized rate was 0.05% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class C	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.60	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2022, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Liquid Assets Money Market Fund	$—	$1

165	J.P. Morgan Money Market Funds	August 31, 2022

	Front-End Sales Charge	CDSC
U.S. Treasury Plus Money Market Fund	$—	$—(a)

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Class C	E*Trade	Empower	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.05%	0.15%	0.05%	0.25%	n/a	0.05%	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	0.25	0.30%	n/a	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	n/a	0.30	0.05	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.25	n/a	0.05	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	n/a	0.05	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a	0.10	n/a	0.35	0.30	0.30	0.30
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2022	J.P. Morgan Money Market Funds	166

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Class C	E*Trade	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.97%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	0.97	1.00%	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	n/a	1.00	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.97	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	1.00	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2023. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2022. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

167	J.P. Morgan Money Market Funds	August 31, 2022

For the six months ended August 31, 2022, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$9	$—	$2,804	$2,813	$18
Institutional Tax Free Money Market Fund	—(a)	—	151	151	6
Securities Lending Money Market Fund	496	331	—	827	—
Liquid Assets Money Market Fund	18	12	829	859	—
U.S. Government Money Market Fund	34	—	10,338	10,372	—
U.S. Treasury Plus Money Market Fund	3	—	1,873	1,876	—(a)
Federal Money Market Fund	47	31	252	330	—
100% U.S. Treasury Securities Money Market Fund	12	—	4,587	4,599	—
Tax Free Money Market Fund	—	—	987	987	—
Municipal Money Market Fund	23	16	189	228	—
California Municipal Money Market Fund	55	37	34	126	—
New York Municipal Money Market Fund	38	25	143	206	—

(a)	Amount rounds to less than one thousand.

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Distribution Fees	Service Fees	Transfer Agency Fees	Total
Prime Money Market Fund	$1,640	$1,094	$2	$3,874	$136	$6,746
Institutional Tax Free Money Market Fund	—	—	—	2	—(a)	2
Liquid Assets Money Market Fund	—(a)	—(a)	100	364	—(a)	464
U.S. Government Money Market Fund	11,044	7,363	4,409	19,776	562	43,154
U.S. Treasury Plus Money Market Fund	1,062	703	685	1,713	19	4,182
Federal Money Market Fund	36	24	10	120	3	193
100% U.S. Treasury Securities Money Market Fund	3	2	1,774	3,551	9	5,339
Tax Free Money Market Fund	—	—	746	164	—	910
Municipal Money Market Fund	—	—	32	9	—	41
California Municipal Money Market Fund	—	—	17	14	—	31
New York Municipal Money Market Fund	—	—	14	21	—	35

(a)	Amount rounds to less than one thousand.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2022, the amount of these waivers were as follows:

Prime Money Market Fund	$5
Institutional Tax Free Money Market Fund	1
Securities Lending Money Market Fund	1
Liquid Assets Money Market Fund	1
U.S. Government Money Market Fund	19
U.S. Treasury Plus Money Market Fund	3
Federal Money Market Fund	1
100% U.S. Treasury Securities Money Market Fund	7
Tax Free Money Market Fund	2
Municipal Money Market Fund	1
California Municipal Money Market Fund	1

August 31, 2022	J.P. Morgan Money Market Funds	168

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

New York Municipal Money Market Fund	$1
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended ended August 31, 2022, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$941,137	$1,093,072	$—
Tax Free Money Market Fund	1,181,397	1,076,446	—
Municipal Money Market Fund	302,663	742,791	—
California Municipal Money Market Fund	158,455	44,588	—
New York Municipal Money Market Fund	578,102	204,857	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2022 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$200
Agency	—	1,149
Capital	—	8,691
Class C	2	1
Empower	—	112
Institutional Class	—	6,002
Morgan	—	1,713
Premier	—	1,556
Reserve	4	4
	$6	$19,428
Institutional Tax Free Money Market Fund
Agency	$—	$23
Capital	—	41
Institutional Class	—	207
	$—	$271

169	J.P. Morgan Money Market Funds	August 31, 2022

	Distribution	Service
Liquid Assets Money Market Fund
Agency	$—	$593
Capital	—	457
Class C	96	32
Institutional Class	—	1,083
Investor	—	3
Morgan	222	778
Premier	—	2,696
Reserve	6	7
	$324	$5,649
U.S. Government Money Market Fund
Academy	$—	$2,686
Agency	—	7,234
Capital	—	43,812
E*Trade	1,100	550
Empower	—	1,087
Institutional Class	—	15,877
Investor	—	4,198
Morgan	1,030	3,604
Premier	—	9,763
Reserve	6,781	8,139
Service	—	1,915
	$8,911	$98,865
U.S. Treasury Plus Money Market Fund
Academy	$—	$27
Agency	—	764
Capital	—	2,954
Class C	1,675	558
Empower	—	30
Institutional Class	—	3,862
Investor	—	28
Morgan	231	810
Premier	—	3,119
Reserve	79	95
	$1,985	$12,247
Federal Money Market Fund
Agency	$—	$129
Institutional Class	—	571
Morgan	32	113
Premier	—	207
	$32	$1,020
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$33
Agency	—	2,606
Capital	—	13,144
Empower	—	7
Institutional Class	—	11,369
Morgan	1,006	3,522
Premier	—	2,847
Reserve	3,385	4,061
	$4,391	$37,589

August 31, 2022	J.P. Morgan Money Market Funds	170

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Distribution	Service
Tax Free Money Market Fund
Agency	$—	$361
Institutional Class	—	3,491
Morgan	10	36
Premier	—	651
Reserve	1,988	2,385
	$1,998	$6,924
Municipal Money Market Fund
Agency	$—	$59
Institutional Class	—	462
Morgan	15	53
Premier	—	92
Service	—	82
	$15	$748
California Municipal Money Market Fund
Agency	$—	$22
Institutional Class	—	65
Morgan	2	7
Premier	—	205
Service	—	43
	$2	$342
New York Municipal Money Market Fund
Agency	$—	$64
Institutional Class	—	284
Morgan	24	84
Premier	—	179
Reserve	3	3
Service	—	11
	$27	$625
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$58,674,946	$6,427	$9,593	$(3,166)
Institutional Tax Free Money Market Fund	1,771,419	—	153	(153)
Securities Lending Money Market Fund	1,239,692	98	541	(443)
Estimated tax cost and unrealized appreciation (depreciation) in value of investments for Funds not listed equals their books cost and unrealized appreciation (depreciation) in value of investments.

171	J.P. Morgan Money Market Funds	August 31, 2022

At February 28, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$4,114	$—
Liquid Assets Money Market Fund	75	—
U.S. Government Money Market Fund	—	1,314
U.S. Treasury Plus Money Market Fund	—	168
Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2022, the Fund deferred to March 1, 2022 the following net capital losses of:
	Net Capital Losses
	Short-Term	Long-Term
U.S. Government Money Market Fund	$1,534	$—
U.S. Treasury Plus Money Market Fund	131	—
California Municipal Money Market Fund	4	—
During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Prime Money Market Fund	$273	$—
Liquid Assets Money Market Fund	31	—
U.S. Government Money Market Fund	223	558
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of August 31, 2022, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2022, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$44,947	51	$75
Interest earned as a result of lending money to another fund for the six months ended August 31, 2022, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Funds' borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2022.

August 31, 2022	J.P. Morgan Money Market Funds	172

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2022, the following Funds had  individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	53.8%	—	—%
Institutional Tax Free Money Market Fund	1	96.2	—	—
Securities Lending Money Market Fund	—	—	1	100.0
Liquid Assets Money Market Fund	1	67.0	—	—
U.S. Government Money Market Fund	1	34.2	—	—
U.S. Treasury Plus Money Market Fund	1	33.2	1	17.2
Federal Money Market Fund	1	61.1	—	—
100% U.S. Treasury Securities Money Market Fund	1	36.0	2	29.7
Tax Free Money Market Fund	1	55.0	1	37.3
Municipal Money Market Fund	2	89.0	—	—
California Municipal Money Market Fund	1	71.8	1	15.8
New York Municipal Money Market Fund	1	85.0	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds' yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
London Interbank Offered Rate "(LIBOR") is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory

173	J.P. Morgan Money Market Funds	August 31, 2022

guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

August 31, 2022	J.P. Morgan Money Market Funds	174

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds  (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2022, and continued to hold your shares at the end of the reporting period, August 31, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual	$1,000.00	$1,005.40	$0.81	0.16%
Hypothetical	1,000.00	1,024.40	0.82	0.16
Agency
Actual	1,000.00	1,005.00	1.26	0.25
Hypothetical	1,000.00	1,023.94	1.28	0.25
Capital
Actual	1,000.00	1,005.30	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Class C
Actual	1,000.00	1,002.20	3.99	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79
Empower
Actual	1,000.00	1,005.40	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
IM
Actual	1,000.00	1,005.50	0.61	0.12
Hypothetical	1,000.00	1,024.60	0.61	0.12
Institutional Class
Actual	1,000.00	1,005.20	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Morgan
Actual	1,000.00	1,003.90	2.32	0.46
Hypothetical	1,000.00	1,022.89	2.35	0.46

175	J.P. Morgan Money Market Funds	August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,004.10	$2.07	0.41%
Hypothetical	1,000.00	1,023.14	2.09	0.41
Reserve
Actual	1,000.00	1,003.20	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	1,000.00	1,002.90	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Capital
Actual	1,000.00	1,003.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,003.40	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,005.50	0.30	0.06
Hypothetical	1,000.00	1,024.90	0.31	0.06
JPMorgan Liquid Assets Money Market Fund
Agency
Actual	1,000.00	1,004.80	1.26	0.25
Hypothetical	1,000.00	1,023.94	1.28	0.25
Capital
Actual	1,000.00	1,005.10	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Class C
Actual	1,000.00	1,002.20	3.94	0.78
Hypothetical	1,000.00	1,021.27	3.97	0.78
Institutional Class
Actual	1,000.00	1,005.00	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Investor
Actual	1,000.00	1,003.70	2.32	0.46
Hypothetical	1,000.00	1,022.89	2.35	0.46
Morgan
Actual	1,000.00	1,003.40	2.63	0.52
Hypothetical	1,000.00	1,022.58	2.65	0.52
Premier
Actual	1,000.00	1,003.90	2.12	0.42
Hypothetical	1,000.00	1,023.09	2.14	0.42
Reserve
Actual	1,000.00	1,003.10	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

August 31, 2022	J.P. Morgan Money Market Funds	176

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund
Academy
Actual	$1,000.00	$1,004.70	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15
Agency
Actual	1,000.00	1,004.30	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Capital
Actual	1,000.00	1,004.70	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
E*Trade
Actual	1,000.00	1,001.70	3.68	0.73
Hypothetical	1,000.00	1,021.53	3.72	0.73
Empower
Actual	1,000.00	1,004.70	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
IM
Actual	1,000.00	1,004.90	0.61	0.12
Hypothetical	1,000.00	1,024.60	0.61	0.12
Institutional Class
Actual	1,000.00	1,004.60	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Investor
Actual	1,000.00	1,003.30	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Morgan
Actual	1,000.00	1,003.00	2.47	0.49
Hypothetical	1,000.00	1,022.73	2.50	0.49
Premier
Actual	1,000.00	1,003.50	1.97	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Reserve
Actual	1,000.00	1,002.70	2.57	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51
Service
Actual	1,000.00	1,001.60	3.78	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual	1,000.00	1,004.40	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Agency
Actual	1,000.00	1,004.00	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Capital
Actual	1,000.00	1,004.40	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15
Class C
Actual	1,000.00	1,001.70	3.48	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Empower
Actual	1,000.00	1,004.40	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

177	J.P. Morgan Money Market Funds	August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
IM
Actual	$1,000.00	$1,004.20	$0.96	0.19%
Hypothetical	1,000.00	1,024.25	0.97	0.19
Institutional Class
Actual	1,000.00	1,004.30	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Investor
Actual	1,000.00	1,003.10	2.12	0.42
Hypothetical	1,000.00	1,023.09	2.14	0.42
Morgan
Actual	1,000.00	1,002.80	2.47	0.49
Hypothetical	1,000.00	1,022.73	2.50	0.49
Premier
Actual	1,000.00	1,003.30	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Reserve
Actual	1,000.00	1,002.40	2.37	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
JPMorgan Federal Money Market Fund
Agency
Actual	1,000.00	1,003.70	1.16	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
Institutional Class
Actual	1,000.00	1,003.90	0.96	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19
Morgan
Actual	1,000.00	1,002.50	2.42	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Premier
Actual	1,000.00	1,003.00	1.97	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual	1,000.00	1,003.90	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Agency
Actual	1,000.00	1,003.60	1.26	0.25
Hypothetical	1,000.00	1,023.94	1.28	0.25
Capital
Actual	1,000.00	1,003.90	0.86	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Empower
Actual	1,000.00	1,003.90	0.91	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
IM
Actual	1,000.00	1,004.10	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14
Institutional Class
Actual	1,000.00	1,003.80	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

August 31, 2022	J.P. Morgan Money Market Funds	178

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,002.30	$2.47	0.49%
Hypothetical	1,000.00	1,022.73	2.50	0.49
Premier
Actual	1,000.00	1,002.80	1.97	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Reserve
Actual	1,000.00	1,002.00	2.67	0.53
Hypothetical	1,000.00	1,022.53	2.70	0.53
JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,003.00	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,001.60	2.67	0.53
Hypothetical	1,000.00	1,022.53	2.70	0.53
Premier
Actual	1,000.00	1,002.10	2.17	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Reserve
Actual	1,000.00	1,001.30	2.93	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58
JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,003.00	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,003.20	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,001.60	2.77	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Premier
Actual	1,000.00	1,002.10	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Service
Actual	1,000.00	1,000.60	3.63	0.72
Hypothetical	1,000.00	1,021.58	3.67	0.72
JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,002.80	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,003.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21

179	J.P. Morgan Money Market Funds	August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Municipal Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,001.50	$2.67	0.53%
Hypothetical	1,000.00	1,022.53	2.70	0.53
Premier
Actual	1,000.00	1,002.00	2.17	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Service
Actual	1,000.00	1,000.50	3.43	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68
JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,002.80	1.31	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,003.10	1.06	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Morgan
Actual	1,000.00	1,001.50	2.62	0.52
Hypothetical	1,000.00	1,022.58	2.65	0.52
Premier
Actual	1,000.00	1,002.00	2.17	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Reserve
Actual	1,000.00	1,001.20	2.93	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58
Service
Actual	1,000.00	1,000.60	3.48	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

August 31, 2022	J.P. Morgan Money Market Funds	180

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
J.P. Morgan Money Market Funds –JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund,  JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  Effective January 2022, the Board consolidated with the J.P. Morgan Exchange-Traded Fund Trust Board and now consists of Trustees from both Boards.  The Board and its investment committees (money market and alternative products, equity, and fixed income) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 21-22, 2022 and August 9-11, 2022, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2022.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser.  This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds (including certain ETFs, beginning in February 2022) provided by an independent investment consulting firm (“independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts  and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
(i)
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the

181	J.P. Morgan Money Market Funds	August 31, 2022

day-to-day management each of the Funds, including personnel changes, if any;
(iii)
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
(iv)
Information about the structure and distribution strategy for each Fund and how it fits with the Trusts’ other fund offerings;
(v)
The administration services provided by the Adviser in its role as Administrator;
(vi)
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trusts and in the financial industry generally;
(vii)
The overall reputation and capabilities of the Adviser and its affiliates;
(viii)
The commitment of the Adviser to provide high quality service to the Funds;
(ix)
Their overall confidence in the Adviser’s integrity;
(x)
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund; and
(xi)
The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s

August 31, 2022	J.P. Morgan Money Market Funds	182

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain satisfactory relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds' Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year.  In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review.  As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile of both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for the Morgan shares was in the fifth, first and first quintiles of the Peer Group, and in the fifth, third and third quintiles of the Universe, for the one-,

183	J.P. Morgan Money Market Funds	August 31, 2022

three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the fifth and first quintiles of both the Peer Group and Universe for the one- and three-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s money market and alternative products committee at each of their regular meetings over the course of next year.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of both the Peer Group and Universe for the one- and three-year periods ended December 31, 2021.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for the Morgan shares was in the second, first and first quintiles of the Peer Group, and in the second, fourth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles of the Peer Group, and in the second, second and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for the Morgan shares was in the fifth, second and first quintiles of the Peer Group, and in the fifth, fourth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended
December 31, 2021, respectively.  The Trustees noted that the performance for the Service shares was in the fifth quintile of both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2021. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the first, second and first quintiles of the Peer Group, and in the second, second and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for the Morgan shares was in the fourth, first and first quintiles of the Peer Group, and in the fifth, fourth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the first, first and second quintiles of the Peer Group for the one-, three- and five-year periods ended December 31, 2021, respectively, and in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for the Morgan shares was in the fifth, second and second quintiles of the Peer Group, and in the fifth, fourth and fourth quintiles of the Universe, for the one-, three-, and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the first, second and second quintiles of the Peer Group for the one-, three- and five-year periods ended December 31, 2021, respectively, and in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for the Morgan shares was in the fourth, first and first quintiles of the Peer Group, and in the fifth, fourth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

August 31, 2022	J.P. Morgan Money Market Funds	184

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first quintile of both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for the Morgan shares was in the first quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the second, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s money market and alternative products committee at each of their regular meetings over the course of next year.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for the Morgan shares was in the first quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the second, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for the Service shares was in the first, fifth and fifth quintiles of the Peer Group, and in the second, fifth and fifth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s money market and alternative products committee at each of their regular meetings over the course of next year.
The Trustees noted that the California Municipal Money Market Fund’s performance for Morgan and Service shares was in the first, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Groups.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Municipal Money Market Fund’s performance for Morgan shares was in the second, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31,2021, respectively.  The Trustees noted that the performance for Service shares was in the second, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Groups.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s money market and alternative products committee at each of their regular meetings over the course of next year..
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund.  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for the Morgan shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the first and second quintiles of

185	J.P. Morgan Money Market Funds	August 31, 2022

the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the fifth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were also in the fifth and third quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee for the Agency SL shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Agency SL shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Morgan shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the first and second quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for Institutional shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the second quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for the Morgan shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Service shares was in the fourth and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Service shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Morgan shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the first and second quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the fourth and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for the Morgan shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for the Morgan shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the fifth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were also in the fifth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Morgan shares was in the fifth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the first and second

August 31, 2022	J.P. Morgan Money Market Funds	186

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the fifth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were also in the fifth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Morgan shares was in the fifth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Morgan shares were in the fourth and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Service shares was in the fifth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Service shares were also in the fifth and third quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses were in the first and second quintiles of the Universe, respectively, for both the Morgan shares and Service shares.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group.  After considering the factors identified above, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses were both in the fourth quintile of the Universe for both the Morgan shares and Service shares.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group.  After considering the factors identified above, the Trustees concluded that the advisory was satisfactory in light of the services provided to the Fund.

187	J.P. Morgan Money Market Funds	August 31, 2022

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund’s policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. August 2022.
SAN-MMKT-822

Semi-Annual Report
J.P. Morgan Income Funds
August 31, 2022  (Unaudited)
JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Global Bond Opportunities Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Unconstrained Debt Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 17, 2022 (Unaudited)
Dear Shareholder,
Financial markets have been buffeted this year by rising inflation, economic uncertainty and the multiplying effects of the Russia-Ukraine conflict in Ukraine. Though consumer spending and corporate earnings were relatively strong in the six months ended August 31, 2022, leading equity and bond market indexes declined.

“Amid the challenges in financial
markets, J.P. Morgan Asset Manage-
ment will continue seeking to deliver
strong client outcomes across a broad
range of innovative solutions. Our
fundamental practices and principles
fuel the time-tested risk management
process and research driven
approach that have driven our
success for decades.”
— Andrea L. Lisher

The U.S. Federal Reserve (the “Fed”) moved in early March 2022 to head off rising inflationary pressure with its first increase in policy interest rates in more than three years. The Fed raised rates again in May, June, July and September of 2022. Elsewhere, the Bank of England also raised interest rates sharply during the first half of 2022 and the European Central Bank unleashed an unprecedented 0.75% rate increase in September 2022.
In the U.S., spending on home and commercial construction as well as on capital equipment and inventory declined through August 2022. Purchasing Managers’ Index surveys in both the manufacturing and services sectors also showed broad weakness, and public sector spending at the federal, state and municipal levels generally shrank in 2022.
Notably, U.S. consumer spending showed a modest rebound in August 2022 and corporate earnings and revenue were generally better than expected for the second quarter of 2022. There was additional positive data in the labor market, where employment had rebounded above pre-pandemic levels.
Investors have been confronted this year with an economic and financial market environment very different from recent years, with inflation running at more than a 40-year high and interest rates rising faster than at any time in recent history. It appears investor uncertainty may continue to weigh on financial markets until the U.S. economic picture becomes clearer.
Amid the challenges in financial markets, J.P. Morgan Asset Management will continue seeking to deliver strong client outcomes across a broad range of innovative solutions. Our fundamental practices and principles fuel the time-tested risk management process and research driven approach that have driven our success for decades.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,

Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

August 31, 2022	J.P. Morgan Income Funds	1

J.P. Morgan Income Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2022 (Unaudited)
Already under pressure from accelerating inflation and investor expectations for rising interest rates, financial markets buckled following Russia’s invasion of Ukraine at the end of February 2022. The military conflict and the ensuing imposition of multilateral sanctions against Russia fueled volatility across equity, bond and commodities markets. Meanwhile, China’s strict anti-pandemic measures dented its economic growth and weighed on financial assets in emerging markets throughout the period.
In response to the highest rate of domestic inflation in decades, the U.S. Federal Reserve (the “Fed”) in late March 2022 raised interest rates for the first time since late 2018. The Fed followed with benchmark interest rate increases of increasing size in May, June and July 2022. The Bank of England, which had preceded the Fed’s response by initiating its policy tightening cycle in December 2021, raised its benchmark interest rate five more times by the end of August 2022.  While, the European Central Bank held off raising interest rates during the reporting period, it stated it would take necessary action to combat rising inflation. (The ECB followed through with an unprecedented 0.75% increase in key interest rates in September 2022.)
Within U.S. fixed income markets, investor demand largely turned to higher rated bonds of shorter duration. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise. Yields, which generally move in the opposite direction of bond prices, rose for U.S. Treasury bonds. U.S. agency mortgage-backed securities and municipal bonds underperformed other sectors of the bond market.
Fixed income markets in other developed markets also fell sharply during the period as the Ukraine conflict threatened economic stability and led to a spike in energy costs across the European Union and the U.K. Emerging  markets debt underperformed developed markets amid investors' concerns about slowing global economic growth and rising inflation. Notably, leading central banks among emerging markets largely began raising domestic interest rates in 2021 and may be positioned to be among the first to cut interest rates should the economic outlook improve.
For the six months ended August 31, 2022, the Bloomberg U.S. Aggregate Index returned -7.76%, the Bloomberg U.S. High Yield Index returned -7.78% and the Bloomberg Emerging Markets Debt Index returned -9.46%.

2	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Corporate Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(9.86)%
Bloomberg U.S. Aggregate Index	(7.76)%
Bloomberg U.S. Corporate Index	(9.41)%
Net Assets as of 8/31/2022 (In Thousands)	$262,352
Duration as of 8/31/2022	7.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed both the Bloomberg U.S. Aggregate Index (the “Index”) and the Bloomberg U.S. Corporate Index (the “Benchmark”).
Relative to the Index, the Fund’s overweight position in corporate debt securities and its overweight position in the banking sector were leading detractors to performance. The Fund’s underweight position in mortgage securities and its overweight position in the energy sector were leading contributors to performance.
Relative to the Benchmark, the Fund’s overweight position in the banking and utility sectors were leading detractors from performance. The Fund’s overweight position in the energy sector and underweight position in the insurance sector were leading contributors to performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers relied on a thorough research process with a particular emphasis on three key areas: macro credit strategy, which determined the credit bias of the portfolio; sector strategy, which helped determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund's portfolio. During the period, the portfolio managers increased the Fund’s allocations to the banking and utility sectors, while reducing its allocations to the energy and technology sectors.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	94.4%
Others (each less than 1.0%)	0.7
Short-Term Investments	4.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	3

JPMorgan Corporate Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge **		(13.39)%	(18.59)%	0.28%	1.72%
Without Sales Charge		(9.99)	(15.43)	1.05	2.13
CLASS C SHARES	March 1, 2013
With CDSC ***		(11.24)	(16.89)	0.54	1.70
Without CDSC		(10.24)	(15.89)	0.54	1.70
Class I SHARES	March 1, 2013	(9.86)	(15.19)	1.30	2.40
Class R6 SHARES	March 1, 2013	(9.81)	(15.10)	1.41	2.51

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on March 1, 2013.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Corporate Bond Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index from March 1, 2013 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The
Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Emerging Markets Debt Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(11.64)%
J.P. Morgan Emerging Markets Bond Index Global Diversified	(10.55)%
Net Assets as of 8/31/2022 (In Thousands)	$735,855
Duration as of 8/31/2022	6.7 Years
INVESTMENT OBJECTIVE**
The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “Benchmark”).
Relative to the Benchmark, the Fund’s underweight position in China was a leading detractor from performance as investment grade sovereign debt and quasi-sovereign debt from China outperformed the broader market. The Fund’s underweight exposure to investment grade debt from Saudi Arabia, Qatar, and the United Arab Emirates also detracted from performance amid rising global energy prices during most of the period.
The Fund began to eliminate its positions in Russia at the outset of the Ukraine conflict on February 24, 2022, which contributed to the Fund’s relative performance to the Benchmark, which did not remove Russian securities until the end of March 2022. The Fund’s underweight position in Ukraine and its exposures to Israel and Chile contributed to relative performance. Ukraine’s economy was severely strained by the military conflict which hurt bond prices, while Israel and Chile both experienced better-than-expected economic growth during the period.
HOW WAS THE FUND POSITIONED?
The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believed were more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believed were more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.
The Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark as of August 31, 2022, are summarized in the table below:
Top 5 Overweights:
Country Weighted Spread Duration	Relative to Benchmark
Mexico	0.41
Paraguay	0.28
Kenya	0.11
South Africa	0.09
Ivory Coast	0.08

Top 5 Underweights:
Country Weighted Spread Duration	Relative to Benchmark
Philippines	(0.28)
Malaysia	(0.24)
China	(0.20)
Uruguay	(0.19)
Qatar	(0.18)

August 31, 2022	J.P. Morgan Income Funds	5

JPMorgan Emerging Markets Debt Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	56.5%
Corporate Bonds	36.6
Others (each less than 1.0%)	1.0
Short-Term Investments	5.9

PORTFOLIO COMPOSTION BY COUNTRY AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Mexico	10.8%
Colombia	4.2
Oman	4.0
Paraguay	3.9
South Africa	3.8
Brazil	3.8
Indonesia	3.7
Dominican Republic	3.6
United Arab Emirates	3.5
Chile	3.5
Peru	3.4
Kazakhstan	2.8
Saudi Arabia	2.6
Panama	2.4
Nigeria	2.4
PORTFOLIO COMPOSTION BY COUNTRY AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Bahrain	2.3%
Egypt	2.2
Turkey	1.9
Ecuador	1.8
Angola	1.6
Guatemala	1.6
Romania	1.5
Qatar	1.3
Ivory Coast	1.1
Argentina	1.1
Azerbaijan	1.0
Israel	1.0
Others (each less than 1.0%)	17.3
Short-Term Investments	5.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. Morgan Income Funds	August 31, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
With Sales Charge **		(15.09)%	(26.15)%	(3.48)%	(0.01)%
Without Sales Charge		(11.75)	(23.31)	(2.73)	0.37
CLASS C SHARES	June 30, 2006
With CDSC ***		(12.90)	(24.80)	(3.23)	(0.04)
Without CDSC		(11.90)	(23.80)	(3.23)	(0.04)
Class I SHARES	April 17, 1997	(11.64)	(23.22)	(2.52)	0.60
Class R5 SHARES	May 15, 2006	(11.63)	(23.17)	(2.41)	0.76
Class R6 SHARES	July 2, 2012	(11.69)	(23.16)	(2.34)	0.82

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Emerging Markets Debt Fund and the J.P. Morgan Emerging Markets Bond Index Global Diversified from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The J.P. Morgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Index is administered by JPMorgan Securities Inc., an affiliate of the adviser. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of non-diversified “regional” fund investing.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2022	J.P. Morgan Income Funds	7

JPMorgan Global Bond Opportunities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(4.65)%
Bloomberg Multiverse Index	(12.61)%
Net Assets as of 8/31/2022 (In Thousands)	$3,176,961
Duration as of 8/31/2022	3.2 Years
INVESTMENT OBJECTIVE**
The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund is flexible and opportunistic and is not managed to a benchmark. While the Fund is not managed to a benchmark, its performance is compared with the Bloomberg Multiverse Index (the “Index”). For the six months ended August 31, 2022, the Fund’s Class I shares outperformed the Index.
Relative to the Index, the Fund’s shorter overall duration was the leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller decline in price when interest rates rise, compared with bonds of longer duration.
In terms of absolute performance, the Fund’s allocations to corporate credit, emerging markets debt and securitized debt detracted from absolute performance as bond yields rose and U.S. Treasury bonds became more attractive to investors. The Fund’s short position in government rates contributed to absolute performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers increased the Fund’s exposure to investment grade credit to 31% from 19% and increased exposure to securitized debt products. The Fund’s portfolio managers decreased the net exposure to high yield credit (also known as “junk bonds”) to 23% from 32% and trimmed exposure to emerging markets debt.
The portfolio managers increased the Fund’s overall duration, mainly by reducing short portions in U.S. Treasury bonds, to 3.23 years at August 31, 2022 from 2.49 years at February 28, 2022.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	59.6%
Foreign Government Securities	16.2
Convertible Bonds	4.9
Commercial Mortgage-Backed Securities	3.3
Asset-Backed Securities	2.6
U.S. Treasury Obligations	2.4
Collateralized Mortgage Obligations	1.7
Loan Assignments	1.5
Others (each less than 1.0%)	0.8
Short-Term Investments	7.0

PORTFOLIO COMPOSTION BY COUNTRY AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
United States	50.2%
Canada	4.3
United Kingdom	3.9
Italy	3.8
Mexico	3.4
France	3.2
Spain	2.1
Germany	2.0
China	1.9
Brazil	1.4
Netherlands	1.4
Australia	1.3
South Africa	1.2
Others (each less than 1.0%)	12.9
Short-Term Investments	7.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

8	J.P. Morgan Income Funds	August 31, 2022

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	9

JPMorgan Global Bond Opportunities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	September 4, 2012
With Sales Charge **		(8.23)%	(10.89)%	1.20%	3.04%
Without Sales Charge		(4.68)	(7.42)	1.98	3.44
CLASS C SHARES	September 4, 2012
With CDSC ***		(5.90)	(8.83)	1.58	3.10
Without CDSC		(4.90)	(7.83)	1.58	3.10
Class I SHARES	September 4, 2012	(4.65)	(7.18)	2.23	3.70
Class R6 SHARES	September 4, 2012	(4.48)	(7.03)	2.40	3.86

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (9/4/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on September 4, 2012.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Bond Opportunities Fund and the Bloomberg Multiverse Index from September 4, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The Bloomberg Multiverse Index provides a broad-based measure of the international fixed income bond market. The Bloomberg Multiverse Index represents the union of the Bloomberg Global Aggregate Index and the Bloomberg Global High Yield Index. The Bloomberg Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Bloomberg Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Strategic Income Opportunities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.01%
Bloomberg U.S. Universal Index	(7.82)%
ICE BofAML 3-Month US Treasury Bill Index	0.35%
Net Assets as of 8/31/2022 (In Thousands)	$9,271,927
Duration as of 8/31/2022	0.2 Years
INVESTMENT OBJECTIVE**
The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.
HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?
The Fund has an absolute return orientation, which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time and accordingly, is not required to meet target index weights, allowing the Fund’s portfolio managers to avoid sectors that they believe are unattractive. While the Fund was not managed to an index, its return was compared to the Bloomberg U.S. Universal Index (the “Index”) and the ICE BofAML 3-Month US Treasury Bill Index.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Index and underperformed the ICE BofAML 3-Month US Treasury Bill Index.
The Fund’s short positions in U.S. interest rates and its allocation to commercial mortgage-backed securities were the leading contributors to both absolute performance and performance relative to the Index. The Fund’s allocation to money market securities also contributed to both absolute and relative performance.
The Fund’s allocations to high yield corporate bonds (also known as “junk bonds”) and non-agency mortgage-backed securities were the leading detractors to absolute performance, performance relative to the Index and performance relative to the ICE BofAML 3-Month US Treasury Bill Index.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund had positions in high yield corporate debt, investment grade corporate debt and non-agency mortgage-backed securities. The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 74% of net assets at the end of the period. A portion of the Fund’s cash position (representing 1% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. The remaining cash position was held in a J.P. Morgan money market fund. At the end of the period, the Fund used credit default swaps to establish select short positions in the investment grade corporate credit and high yield corporate credit sectors.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	14.3%
Asset-Backed Securities	3.8
Mortgage-Backed Securities	3.7
Collateralized Mortgage Obligations	3.4
Loan Assignments	1.7
Others (each less than 1.0%)	0.7
Short-Term Investments	72.4

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	11

JPMorgan Strategic Income Opportunities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 10, 2008
With Sales Charge **		(3.88)%	(4.23)%	0.44%	1.60%
Without Sales Charge		(0.10)	(0.48)	1.20	1.98
CLASS C SHARES	October 10, 2008
With CDSC ***		(1.37)	(1.98)	0.70	1.58
Without CDSC		(0.37)	(0.98)	0.70	1.58
Class I SHARES	October 10, 2008	0.01	(0.26)	1.45	2.24
Class R5 SHARES	October 10, 2008	0.09	(0.11)	1.61	2.42
Class R6 SHARES	November 1, 2017	0.14	(0.01)	1.72	2.47

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Strategic Income Opportunities Fund, the Bloomberg U.S. Universal Index and the ICE BofAML 3-Month US Treasury Bill Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Universal Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate
Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Total Return Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(7.89)%
Bloomberg U.S. Aggregate Index	(7.76)%
Net Assets as of 8/31/2022 (In Thousands)	$256,990
Duration as of 8/31/2022	6.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s overweight position in non-agency mortgage-backed securities was the leading detractor to performance. The Fund’s overweight position in investment grade corporate bonds was the leading contributor to performance. The Fund’s short positions in U.S. interest rates via U.S. Treasury security futures also contributed to relative performance as interest rates rose during the period.
HOW WAS THE FUND POSITIONED?
At the end of the period, the Fund had overweight positions in high yield corporate bonds, investment grade corporate bonds, agency mortgage-backed securities and non-agency mortgage-backed securities and underweight positions in U.S. Treasury bonds and emerging markets debt. The Fund’s portfolio managers used credit default swaps to initiate short positions in areas that they believed were not attractive from a valuation perspective. When such derivatives were used as a substitute for securities, the Fund kept cash invested in a J.P. Morgan money market fund to support those positions.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	35.1%
Mortgage-Backed Securities	25.9
U.S. Treasury Obligations	5.3
Asset-Backed Securities	2.2
Collateralized Mortgage Obligations	2.1
Others (each less than 1.0%)	1.1
Short-Term Investments	28.3

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	13

JPMorgan Total Return Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 16, 2008
With Sales Charge **		(11.42)%	(15.14)%	(0.43)%	1.23%
Without Sales Charge		(7.95)	(11.84)	0.34	1.62
CLASS C SHARES	June 16, 2008
With CDSC ***		(9.18)	(13.36)	(0.32)	1.09
Without CDSC		(8.18)	(12.36)	(0.32)	1.09
Class I SHARES	June 16, 2008	(7.89)	(11.73)	0.43	1.71
Class R2 SHARES	March 18, 2014	(8.17)	(12.26)	(0.16)	1.21
Class R5 SHARES	June 16, 2008	(7.84)	(11.64)	0.54	1.81
Class R6 SHARES	March 18, 2014	(7.73)	(11.59)	0.59	1.86

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Total Return Fund and the Bloomberg U.S. Aggregate Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Unconstrained Debt Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(1.58)%
Bloomberg U.S. Aggregate Index	(7.76)%
ICE BofAML 3-Month US Treasury Bill Index	0.35%
Net Assets as of 8/31/2022 (In Thousands)	$992,450
Duration as of 8/31/2022	0.6 Years
INVESTMENT OBJECTIVE**
The JPMorgan Unconstrained Debt Fund (the “Fund”) seeks to provide long-term total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s investment approach is flexible and it is not managed to, or constrained by, a benchmark. However, the Fund’s performance is compared with the Bloomberg U.S. Aggregate Index (the “Index”) and the ICE BofAML 3-Month US Treasury Bill Index (the “Secondary Index”). For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Index and underperformed the Secondary Index.
Relative to the Index, the Fund’s shorter overall duration was the leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller decrease in price when interest rates rise, compared with bonds of longer duration.
In terms of absolute performance, the Fund’s allocations to corporate credit, emerging markets debt and securitized debt were leading detractors from performance as bond yields rose during the period. The Fund’s short position in government interest rates, obtained through positions in U.S. Treasury bonds and other sovereign debt, was a leading contributor to absolute performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers increased its exposure to securitized products to 48% from 39% and to investment grade credit to 23% from 16%. The Fund’s managers trimmed net exposure to high yield credit (also known as “junk bonds”) to 11% from 25% and slightly trimmed exposure to emerging markets debt.
The portfolio managers increased the Fund’s overall duration, mainly by reducing the Fund’s short positions in government interest rates, to 0.62 years at August 31, 2022 from 0.46 years at February 28, 2022.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.5%
Asset-Backed Securities	31.8
Commercial Mortgage-Backed Securities	10.0
Collateralized Mortgage Obligations	6.7
Foreign Government Securities	5.4
Convertible Bonds	4.4
Loan Assignments	1.5
Others (each less than 1.0%)	1.2
Short-Term Investments	4.5

PORTFOLIO COMPOSTION BY COUNTRY AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
United States	73.3%
United Kingdom	2.5
Mexico	1.9
Italy	1.6
Cayman Islands	1.5
France	1.4
Spain	1.3
China	1.0
Canada	1.0
Others (each less than 1.0%)	10.0
Short-Term Investments	4.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	15

JPMorgan Unconstrained Debt Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 1, 2010
With Sales Charge **		(5.41)%	(7.82)%	0.97%	1.88%
Without Sales Charge		(1.70)	(4.25)	1.74	2.27
CLASS C SHARES	December 1, 2010
With CDSC ***		(2.97)	(5.67)	1.24	1.86
Without CDSC		(1.97)	(4.67)	1.24	1.86
Class I SHARES	December 1, 2010	(1.58)	(3.91)	2.02	2.53
Class R2 SHARES	December 1, 2010	(1.88)	(4.50)	1.40	1.96
Class R5 SHARES	December 1, 2010	(1.55)	(3.95)	2.06	2.65
Class R6 SHARES	November 1, 2011	(1.50)	(3.86)	2.15	2.72

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Unconstrained Debt Fund, the Bloomberg U.S. Aggregate Index and the ICE BofAML 3-Month US Treasury Bill Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 93.4%
Aerospace & Defense — 2.5%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	885	806
Boeing Co. (The)
2.20%, 2/4/2026	934	855
3.60%, 5/1/2034	194	158
3.25%, 2/1/2035	515	396
3.83%, 3/1/2059	190	131
3.95%, 8/1/2059	534	371
L3Harris Technologies, Inc. 4.40%, 6/15/2028	820	806
Leidos, Inc. 2.30%, 2/15/2031	292	229
Lockheed Martin Corp. 4.50%, 5/15/2036	345	342
Raytheon Technologies Corp.
4.13%, 11/16/2028	1,290	1,263
1.90%, 9/1/2031	388	313
2.38%, 3/15/2032	652	548
3.75%, 11/1/2046	368	306
		6,524
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 5/15/2041	258	201
Airlines — 0.0% ^
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	155	130
Auto Components — 0.1%
Lear Corp. 3.55%, 1/15/2052	314	204
Automobiles — 0.2%
General Motors Co.
6.13%, 10/1/2025	259	267
5.15%, 4/1/2038	181	159
Hyundai Capital America 2.38%, 10/15/2027 (a)	183	159
		585
Banks — 18.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	156
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	800	774
5.15%, 8/18/2025	800	796
5.29%, 8/18/2027	1,200	1,174
Bank of America Corp.
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	700	678
(SOFR + 1.75%), 4.83%, 7/22/2026 (b)	410	411
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	1,434	1,373
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	530	530
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (b)	462	433
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)	664	576
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	170	141
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	2,729	2,262
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	1,324	1,057
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	648	530
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	250	239
(SOFR + 2.16%), 5.02%, 7/22/2033 (b)	155	154
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	16	14
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	1,145	820
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b)	520	470
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (b)	208	160
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	1,805	1,792
BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	600	570
Canadian Imperial Bank of Commerce (Canada) 3.95%, 8/4/2025	1,075	1,061
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	3,536	3,386
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	296	292
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	277	261
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	687	599
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	411	392
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	476	398
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	2	2
(SOFR + 2.09%), 4.91%, 5/24/2033 (b)	250	245
Commonwealth Bank of Australia (Australia)
2.69%, 3/11/2031 (a)	265	212
3.78%, 3/14/2032 (a)	395	339
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	628	599
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	17

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	202	207
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	613	543
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	660	616
Fifth Third Bancorp
(SOFR + 1.36%), 4.06%, 4/25/2028 (b)	304	296
(SOFR + 1.66%), 4.34%, 4/25/2033 (b)	352	335
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	1,010	931
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	944	917
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	630	555
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	844	794
(SOFR + 2.11%), 4.75%, 6/9/2028 (b)	610	588
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	1,030	1,005
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	690	571
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	363	300
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	464	441
ING Groep NV (Netherlands) (SOFR + 1.64%), 3.87%, 3/28/2026 (b)	1,000	975
Intesa Sanpaolo SpA (Italy) (EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e)	400	388
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	125	122
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	504	470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	1,000	881
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 2.31%, 7/20/2032 (b)	415	334
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (a)	555	441
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	385	344
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	425	372
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.62%, 9/13/2033 (a) (b)	1,368	1,292
Santander UK Group Holdings plc (United Kingdom) (SOFR + 1.22%), 2.47%, 1/11/2028 (b)	745	653
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	1,665	1,451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	1,132	997
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	885	832
Truist Financial Corp. (SOFR + 2.24%), 4.92%, 7/28/2033 (b)	835	799
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e)	200	193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	368	311
US Bancorp (SOFR + 1.66%), 4.55%, 7/22/2028 (b)	365	366
Wells Fargo & Co.
(SOFR + 0.51%), 0.80%, 5/19/2025 (b)	1,170	1,098
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	1,010	954
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	529	499
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	648	580
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,200	1,191
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	550	541
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.68%), 5.41%, 8/10/2033 (b)	615	591
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (b)	307	242
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b)	336	265
		48,177
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 2.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	801	775
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	758	733
4.00%, 1/17/2043	243	203
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	375	346
4.35%, 6/1/2040	538	489
4.60%, 4/15/2048	21	19
4.50%, 6/1/2050	354	321
Coca-Cola Co. (The)
0.95%, 5/6/2036	300	224
2.50%, 6/1/2040	193	149
3.00%, 3/5/2051	278	218
Constellation Brands, Inc.
3.15%, 8/1/2029	436	392
4.75%, 5/9/2032	384	379
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	488	380
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	596	534
PepsiCo, Inc. 0.50%, 5/6/2028	138	124
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	797	629
		5,915
Biotechnology — 1.7%
AbbVie, Inc.
3.20%, 11/21/2029	430	393
4.50%, 5/14/2035	275	262
4.05%, 11/21/2039	526	464
4.40%, 11/6/2042	596	539
4.25%, 11/21/2049	607	534
Amgen, Inc.
2.45%, 2/21/2030	240	210
4.20%, 3/1/2033	210	202
3.15%, 2/21/2040	624	493
2.80%, 8/15/2041	192	144
3.00%, 1/15/2052	396	279
4.20%, 2/22/2052	180	157
4.88%, 3/1/2053	155	150
Biogen, Inc. 2.25%, 5/1/2030	113	92
Gilead Sciences, Inc. 2.60%, 10/1/2040	353	256
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	492	389
		4,564
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — 8.7%
Credit Suisse AG (Switzerland)
4.75%, 8/9/2024	930	925
5.00%, 7/9/2027	395	385
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	716	662
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	786	702
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	735	732
4.28%, 1/9/2028 (a)	490	440
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	360	353
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	470	355
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	450	397
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	243	216
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	1,050	1,030
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	340	302
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	884	802
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	1,656	1,567
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	735	717
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	53	44
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	392	317
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	231	190
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	543	473
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (b)	335	305
Intercontinental Exchange, Inc. 4.95%, 6/15/2052	170	166
Macquarie Group Ltd. (Australia)
(SOFR + 1.00%), 1.94%, 4/14/2028 (a) (b)	432	371
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	628	597
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (b)	35	33
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 9/19/2022 (b) (c) (d)	228	173
Moody's Corp. 2.55%, 8/18/2060	262	161
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	2,045	1,823
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	668	592
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	1,520	1,481
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	675	658
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	90	71
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	987	795
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	263	215
(SOFR + 2.08%), 4.89%, 7/20/2033 (b)	408	406
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	19

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	248	169
S&P Global, Inc.
2.90%, 3/1/2032 (a)	718	637
2.30%, 8/15/2060	124	75
State Street Corp. Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.43%, 9/15/2022 (b) (c) (d)	225	223
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	1,445	1,440
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	595	524
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	455	398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	984	788
		22,710
Chemicals — 0.7%
Albemarle Corp. 5.05%, 6/1/2032	433	422
Celanese US Holdings LLC 6.05%, 3/15/2025	230	231
CF Industries, Inc.
5.15%, 3/15/2034	402	388
5.38%, 3/15/2044	105	98
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200	173
Mosaic Co. (The) 4.05%, 11/15/2027	96	93
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	150	120
Sherwin-Williams Co. (The) 2.20%, 3/15/2032	384	311
		1,836
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	150	129
RELX Finance BV (United Kingdom) 0.88%, 3/10/2032 (e)	100	81
		210
Consumer Finance — 2.5%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	640	592
1.75%, 1/30/2026	930	820
2.45%, 10/29/2026	219	193
3.88%, 1/23/2028	150	136
3.00%, 10/29/2028	1,753	1,490
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
American Express Co.
3.95%, 8/1/2025	550	545
(SOFR + 1.76%), 4.42%, 8/3/2033 (b)	335	323
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	213	209
2.88%, 2/15/2025 (a)	343	314
2.13%, 2/21/2026 (a)	190	164
4.25%, 4/15/2026 (a)	807	744
4.38%, 5/1/2026 (a)	82	76
2.53%, 11/18/2027 (a)	56	46
General Motors Financial Co., Inc.
5.25%, 3/1/2026	226	227
3.85%, 1/5/2028	22	20
2.40%, 10/15/2028	600	499
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	216	215
5.50%, 2/15/2024 (a)	21	21
		6,634
Containers & Packaging — 0.1%
LABL, Inc. 6.75%, 7/15/2026 (a)	160	152
Diversified Consumer Services — 0.2%
Pepperdine University Series 2020, 3.30%, 12/1/2059	50	35
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	317	237
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	127	101
University of Miami Series 2022, 4.06%, 4/1/2052	140	124
		497
Diversified Financial Services — 0.7%
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	770	652
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	800	619
4.15%, 12/15/2032	260	251
NTT Finance Corp. (Japan) 4.37%, 7/27/2027 (a)	205	205
Shell International Finance BV (Netherlands) 3.63%, 8/21/2042	200	171
		1,898
Diversified Telecommunication Services — 3.3%
AT&T, Inc.
2.55%, 12/1/2033	1,038	827
3.50%, 6/1/2041	1,286	1,014
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.50%, 9/15/2053	366	270
3.55%, 9/15/2055	981	718
CCO Holdings LLC 4.50%, 8/15/2030 (a)	350	294
Sprint Capital Corp. 6.88%, 11/15/2028	900	950
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	1,148	995
Verizon Communications, Inc.
1.75%, 1/20/2031	1,169	927
2.55%, 3/21/2031	338	286
2.36%, 3/15/2032	1,433	1,176
4.27%, 1/15/2036	1,244	1,147
2.65%, 11/20/2040	156	112
		8,716
Electric Utilities — 9.2%
AEP Texas, Inc. 4.70%, 5/15/2032	70	68
AEP Transmission Co. LLC
Series N, 2.75%, 8/15/2051	185	129
Series O, 4.50%, 6/15/2052	100	95
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	200	143
Alliant Energy Finance LLC 4.25%, 6/15/2028 (a)	181	174
American Transmission Systems, Inc. 2.65%, 1/15/2032 (a)	480	404
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	298	253
6.38%, 4/1/2036	22	23
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	187	145
2.90%, 6/15/2050	294	215
4.55%, 6/1/2052	100	95
Commonwealth Edison Co. 3.70%, 3/1/2045	401	335
Duke Energy Carolinas LLC
4.25%, 12/15/2041	335	307
4.00%, 9/30/2042	488	431
Duke Energy Florida LLC
1.75%, 6/15/2030	204	169
2.40%, 12/15/2031	696	593
Duke Energy Indiana LLC
3.75%, 5/15/2046	220	183
2.75%, 4/1/2050	190	133
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	51	46
Duke Energy Progress LLC
3.40%, 4/1/2032	180	167
2.90%, 8/15/2051	180	132
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	179	165
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Edison International
4.95%, 4/15/2025	437	438
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (c) (d)	291	250
Emera US Finance LP (Canada)
2.64%, 6/15/2031	254	210
4.75%, 6/15/2046	266	232
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	448	452
Enel Finance International NV (Italy)
4.63%, 6/15/2027 (a)	930	906
2.25%, 7/12/2031 (a)	205	155
5.00%, 6/15/2032 (a)	570	528
Entergy Arkansas LLC 4.95%, 12/15/2044	153	147
Entergy Corp. 2.40%, 6/15/2031	446	362
Entergy Louisiana LLC
2.35%, 6/15/2032	414	342
4.95%, 1/15/2045	966	930
2.90%, 3/15/2051	142	102
Entergy Mississippi LLC 3.50%, 6/1/2051	89	71
Entergy Texas, Inc.
1.50%, 9/1/2026	224	200
3.45%, 12/1/2027	71	68
4.00%, 3/30/2029	25	24
1.75%, 3/15/2031	155	124
5.00%, 9/15/2052	345	340
Evergy, Inc. 2.90%, 9/15/2029	91	80
Eversource Energy 4.60%, 7/1/2027	780	782
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,438	1,326
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	415	362
Florida Power & Light Co. 4.05%, 6/1/2042	44	41
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,006	879
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	260	255
2.75%, 3/1/2032 (a)	329	278
Louisville Gas and Electric Co. 4.65%, 11/15/2043	65	59
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	510	397
Metropolitan Edison Co. 4.00%, 4/15/2025 (a)	46	44
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	70	68
Monongahela Power Co. 3.55%, 5/15/2027 (a)	870	820
Nevada Power Co. Series CC, 3.70%, 5/1/2029	600	575
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	21

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	115	117
(ICE LIBOR USD 3 Month + 2.13%), 3.95%, 6/15/2067 (b)	612	507
NRG Energy, Inc. 5.75%, 1/15/2028	75	71
Ohio Power Co. Series R, 2.90%, 10/1/2051	328	235
Pacific Gas and Electric Co.
(SOFRINDX + 1.15%), 3.43%, 11/14/2022 (b)	150	150
1.70%, 11/15/2023	336	325
3.50%, 6/15/2025	166	158
4.50%, 7/1/2040	252	196
4.25%, 3/15/2046	238	175
3.95%, 12/1/2047	508	347
PacifiCorp
2.70%, 9/15/2030	152	134
3.30%, 3/15/2051	402	311
2.90%, 6/15/2052	386	278
PECO Energy Co. 2.80%, 6/15/2050	296	215
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 4.92%, 3/30/2067 (b)	712	593
Public Service Co. of Colorado
Series 36, 2.70%, 1/15/2051	185	131
Series 39, 4.50%, 6/1/2052	165	160
Public Service Electric and Gas Co. 2.05%, 8/1/2050	190	117
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	54	51
Series 13-A, 3.90%, 3/15/2043	5	4
Series C, 3.60%, 2/1/2045	86	65
Series C, 4.13%, 3/1/2048	170	141
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	89	71
Tucson Electric Power Co. 1.50%, 8/1/2030	222	177
Union Electric Co.
2.95%, 3/15/2030	600	545
3.90%, 4/1/2052	100	88
Virginia Electric and Power Co. 2.45%, 12/15/2050	698	469
Vistra Operations Co. LLC
4.88%, 5/13/2024 (a)	376	371
3.55%, 7/15/2024 (a)	372	359
5.13%, 5/13/2025 (a)	827	823
3.70%, 1/30/2027 (a)	40	36
4.30%, 7/15/2029 (a)	427	384
		24,056
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electrical Equipment — 0.0% ^
Rockwell Automation, Inc. 2.80%, 8/15/2061	160	104
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	223	213
Entertainment — 2.4%
Activision Blizzard, Inc. 2.50%, 9/15/2050	855	578
Electronic Arts, Inc.
1.85%, 2/15/2031	262	215
2.95%, 2/15/2051	292	212
Magallanes, Inc.
3.43%, 3/15/2024 (a)	300	293
3.76%, 3/15/2027 (a)	240	224
4.28%, 3/15/2032 (a)	925	806
5.05%, 3/15/2042 (a)	836	684
Netflix, Inc.
4.88%, 4/15/2028	1,019	991
3.88%, 11/15/2029 (e)	500	462
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	240	234
3.70%, 4/14/2027	190	183
4.00%, 4/14/2032	120	111
Walt Disney Co. (The)
2.65%, 1/13/2031	700	617
3.50%, 5/13/2040	203	173
3.60%, 1/13/2051	190	159
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	500	430
		6,372
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	496	418
American Tower Corp. 2.75%, 1/15/2027	794	727
Corporate Office Properties LP
2.00%, 1/15/2029	100	79
2.75%, 4/15/2031	124	97
Crown Castle, Inc. 3.10%, 11/15/2029	269	238
Essex Portfolio LP 2.65%, 9/1/2050	396	246
Kilroy Realty LP 3.45%, 12/15/2024	660	645
Kimco Realty Corp. 2.25%, 12/1/2031	224	179
Life Storage LP 4.00%, 6/15/2029	368	342
National Retail Properties, Inc. 3.00%, 4/15/2052	156	105
Office Properties Income Trust 2.65%, 6/15/2026	423	341
Realty Income Corp. 2.85%, 12/15/2032	280	240
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Regency Centers LP
2.95%, 9/15/2029	394	344
3.70%, 6/15/2030	376	342
UDR, Inc. 3.00%, 8/15/2031	13	11
VICI Properties LP 3.88%, 2/15/2029 (a)	125	111
WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	550	486
Welltower, Inc.
2.75%, 1/15/2032	320	265
3.85%, 6/15/2032	184	167
WP Carey, Inc.
2.40%, 2/1/2031	583	474
2.45%, 2/1/2032	110	88
		5,945
Food & Staples Retailing — 0.1%
7-Eleven, Inc. 2.80%, 2/10/2051 (a)	452	295
Food Products — 0.5%
Kraft Heinz Foods Co.
3.75%, 4/1/2030	389	361
4.63%, 10/1/2039	506	451
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	90	78
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	403	328
		1,218
Gas Utilities — 0.2%
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	685	638
Southern California Gas Co. 4.45%, 3/15/2044	25	22
		660
Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	184	154
4.45%, 8/15/2045	152	128
		282
Health Care Providers & Services — 3.4%
Aetna, Inc.
4.13%, 11/15/2042	178	150
4.75%, 3/15/2044	193	176
3.88%, 8/15/2047	162	132
Cigna Corp.
3.20%, 3/15/2040	245	192
3.40%, 3/15/2050	262	197
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	19	15
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
CVS Health Corp.
4.30%, 3/25/2028	206	204
1.75%, 8/21/2030	681	550
4.78%, 3/25/2038	384	365
2.70%, 8/21/2040	599	433
Elevance Health, Inc.
4.63%, 5/15/2042	237	225
4.65%, 1/15/2043	269	255
HCA, Inc.
5.88%, 2/15/2026	674	688
5.38%, 9/1/2026	1,015	1,018
4.50%, 2/15/2027	687	671
5.63%, 9/1/2028	583	586
5.88%, 2/1/2029	162	165
4.13%, 6/15/2029	392	361
3.50%, 9/1/2030	859	750
Memorial Health Services 3.45%, 11/1/2049	44	35
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	482	343
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	27
UnitedHealth Group, Inc.
3.50%, 8/15/2039	794	684
2.75%, 5/15/2040	287	222
3.05%, 5/15/2041	152	121
2.90%, 5/15/2050	170	125
3.25%, 5/15/2051	103	81
4.75%, 5/15/2052	172	170
		8,941
Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp. 1.88%, 5/26/2027 (e)	600	580
Household Durables — 0.4%
MDC Holdings, Inc. 2.50%, 1/15/2031	866	618
Toll Brothers Finance Corp. 4.88%, 3/15/2027	348	336
		954
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp. (The)
3.30%, 7/15/2025 (a)	634	601
1.38%, 1/15/2026	310	275
3.95%, 7/15/2030 (a)	223	204
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,045	993
Constellation Energy Generation LLC 5.60%, 6/15/2042	344	344
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	23

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Southern Power Co.
5.15%, 9/15/2041	29	28
Series F, 4.95%, 12/15/2046	350	323
		2,768
Industrial Conglomerates — 0.3%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	948	896
Insurance — 1.4%
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	513	457
4.20%, 8/15/2048	114	106
2.85%, 10/15/2050	406	296
3.85%, 3/15/2052	288	248
Corebridge Financial, Inc. 3.65%, 4/5/2027 (a)	390	367
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	140	132
MetLife, Inc. 4.13%, 8/13/2042	54	48
Metropolitan Life Global Funding I 4.40%, 6/30/2027 (a)	585	588
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	290	241
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	268	223
4.45%, 5/15/2069 (a)	180	160
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	80	67
Protective Life Global Funding 4.71%, 7/6/2027 (a)	575	575
Prudential Financial, Inc. 3.91%, 12/7/2047	10	9
Teachers Insurance & Annuity Association of America (ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054 (a) (b)	224	218
		3,735
Interactive Media & Services — 0.2%
Meta Platforms, Inc. 3.85%, 8/15/2032 (a)	460	433
Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.
2.10%, 5/12/2031	185	159
3.60%, 4/13/2032	292	280
3.88%, 8/22/2037	449	421
2.50%, 6/03/2050	586	408
3.10%, 5/12/2051	150	117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — continued
3.95%, 4/13/2052	175	159
2.70%, 6/3/2060	262	176
		1,720
IT Services — 0.9%
Global Payments, Inc.
2.15%, 1/15/2027	610	542
3.20%, 8/15/2029	568	496
2.90%, 5/15/2030	380	320
PayPal Holdings, Inc. 2.30%, 6/1/2030	676	581
VeriSign, Inc. 2.70%, 6/15/2031	285	234
Visa, Inc. 2.70%, 4/15/2040	158	126
		2,299
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.80%, 12/10/2051	332	236
Media — 2.6%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,315	1,080
6.38%, 10/23/2035	601	595
3.50%, 6/1/2041	602	417
3.50%, 3/1/2042	160	110
3.70%, 4/1/2051	159	106
3.90%, 6/1/2052	485	329
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	160	143
Comcast Corp.
2.65%, 2/1/2030	300	265
3.20%, 7/15/2036	790	665
3.75%, 4/1/2040	6	5
2.80%, 1/15/2051	280	194
2.45%, 8/15/2052	1,134	735
2.94%, 11/1/2056	592	401
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	184	172
CSC Holdings LLC 7.50%, 4/1/2028 (a)	200	178
Discovery Communications LLC
3.95%, 3/20/2028	921	846
4.00%, 9/15/2055	176	117
iHeartCommunications, Inc. 5.25%, 8/15/2027 (a)	160	144
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (b)	135	124
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Time Warner Cable LLC
5.88%, 11/15/2040	290	260
4.50%, 9/15/2042	89	67
		6,953
Metals & Mining — 1.9%
Arconic Corp. 6.13%, 2/15/2028 (a)	40	38
BHP Billiton Finance Ltd. (Australia) Series 10, 3.25%, 9/24/2027 (e)	650	663
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	175	164
5.25%, 9/1/2029	1,408	1,356
4.25%, 3/1/2030	259	235
5.40%, 11/14/2034	384	364
5.45%, 3/15/2043	18	16
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	598	565
2.50%, 9/1/2030 (a)	172	140
2.85%, 4/27/2031 (a)	592	488
2.63%, 9/23/2031 (a)	222	177
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	200	157
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	127	113
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	529	461
		4,937
Multi-Utilities — 1.6%
Ameren Corp.
1.75%, 3/15/2028	297	255
3.50%, 1/15/2031	497	454
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (a)	67	64
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (b) (c) (d)	344	320
2.65%, 6/1/2031	492	420
CMS Energy Corp. 2.95%, 2/15/2027	546	507
NiSource, Inc.
2.95%, 9/1/2029	446	397
1.70%, 2/15/2031	343	268
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70	52
Puget Energy, Inc. 2.38%, 6/15/2028	320	278
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	468	416
4.30%, 4/1/2042	54	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (b)	295	248
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	354	281
Series 21A, 3.15%, 9/30/2051	140	98
		4,106
Oil, Gas & Consumable Fuels — 8.1%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	769	647
BP Capital Markets America, Inc.
2.72%, 1/12/2032	419	365
3.06%, 6/17/2041	165	129
2.77%, 11/10/2050	136	95
2.94%, 6/4/2051	241	173
BP Capital Markets plc (United Kingdom) (EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (b) (c) (d) (e)	650	563
Buckeye Partners LP 5.60%, 10/15/2044	25	19
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	1,407	1,404
Cheniere Energy Partners LP 3.25%, 1/31/2032	797	638
Chevron USA, Inc. 2.34%, 8/12/2050	237	163
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	180	187
ConocoPhillips Co. 4.03%, 3/15/2062 (a)	181	154
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	256	226
Devon Energy Corp.
5.25%, 10/15/2027	368	373
4.50%, 1/15/2030	927	879
Diamondback Energy, Inc.
3.50%, 12/1/2029	458	415
3.13%, 3/24/2031	170	147
Enbridge, Inc. (Canada)
(SOFRINDX + 0.63%), 2.91%, 2/16/2024 (b)	198	196
3.13%, 11/15/2029	350	316
Energy Transfer LP
2.90%, 5/15/2025	294	279
4.00%, 10/1/2027	262	249
5.80%, 6/15/2038	648	607
5.95%, 10/1/2043	180	169
5.30%, 4/1/2044	95	83
Enterprise Products Operating LLC
3.20%, 2/15/2052	501	362
3.30%, 2/15/2053	264	196
EQT Corp. 3.90%, 10/1/2027	256	242
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	25

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.
3.00%, 8/16/2039	572	468
3.10%, 8/16/2049	185	145
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	129	107
Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	208	203
Hess Corp. 4.30%, 4/1/2027	310	303
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	564	485
Kinder Morgan, Inc.
3.25%, 8/1/2050	312	217
5.45%, 8/1/2052	470	457
MPLX LP
Series B, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023 (b) (c) (d)	420	405
1.75%, 3/1/2026	484	438
4.95%, 9/1/2032	395	383
4.70%, 4/15/2048	228	195
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	640	651
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	385	339
Phillips 66 2.15%, 12/15/2030	558	457
Phillips 66 Co. 2.45%, 12/15/2024 (a)	400	380
Pioneer Natural Resources Co. 1.90%, 8/15/2030	651	530
Plains All American Pipeline LP 4.30%, 1/31/2043	267	201
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	325	334
5.00%, 3/15/2027	538	536
4.20%, 3/15/2028	1,400	1,320
Santos Finance Ltd. (Australia) 3.65%, 4/29/2031 (a)	482	405
Targa Resources Partners LP
5.00%, 1/15/2028	516	503
4.88%, 2/1/2031	100	93
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	558	443
3.13%, 5/29/2050	105	81
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	686	654
Williams Cos., Inc. (The)
3.90%, 1/15/2025	400	395
3.75%, 6/15/2027	385	371
2.60%, 3/15/2031	640	535
		21,310
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Products — 0.1%
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2027 (a)	370	347
Pharmaceuticals — 2.6%
Bausch Health Cos., Inc. 5.75%, 8/15/2027 (a)	195	142
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	55	40
2.55%, 11/13/2050	942	648
3.70%, 3/15/2052	216	183
Eli Lilly & Co. 2.25%, 5/15/2050	238	165
Merck & Co., Inc.
2.15%, 12/10/2031	332	283
2.75%, 12/10/2051	1,052	761
Pfizer, Inc.
3.45%, 3/15/2029	378	365
2.70%, 5/28/2050	288	215
Roche Holdings, Inc. (Switzerland)
2.08%, 12/13/2031 (a)	873	735
2.61%, 12/13/2051 (a)	665	472
Royalty Pharma plc 3.35%, 9/2/2051	324	217
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,030	1,044
2.05%, 3/31/2030	1,120	936
Zoetis, Inc.
2.00%, 5/15/2030	401	337
4.70%, 2/1/2043	176	168
		6,711
Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China) 4.80%, 8/6/2030 (e)	200	87
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028 (e)	200	160
		247
Road & Rail — 1.7%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	312	285
3.90%, 8/1/2046	105	93
3.05%, 2/15/2051	167	129
4.45%, 1/15/2053	340	328
Canadian Pacific Railway Co. (Canada)
2.05%, 3/05/2030	519	440
3.10%, 12/2/2051	190	140
CSX Corp. 2.50%, 5/15/2051	902	596
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
Kansas City Southern
2.88%, 11/15/2029	392	350
4.95%, 8/15/2045	130	125
3.50%, 5/1/2050	280	220
Norfolk Southern Corp.
3.95%, 10/1/2042	98	85
3.05%, 5/15/2050	329	242
4.55%, 6/1/2053	250	236
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	155	144
Union Pacific Corp.
3.60%, 9/15/2037	529	471
4.38%, 9/10/2038	48	44
3.55%, 8/15/2039	452	391
4.30%, 6/15/2042	41	37
		4,356
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.
3.92%, 6/1/2032	580	561
4.39%, 6/1/2052	150	142
Broadcom Corp.
3.88%, 1/15/2027	214	206
3.50%, 1/15/2028	513	476
Broadcom, Inc.
4.11%, 9/15/2028	312	297
4.15%, 11/15/2030	74	67
2.45%, 2/15/2031 (a)	632	504
Intel Corp.
3.05%, 8/12/2051	440	316
4.90%, 8/5/2052	250	244
KLA Corp.
3.30%, 3/1/2050	196	153
4.95%, 7/15/2052	320	322
NXP BV (China)
5.35%, 3/1/2026	799	814
4.40%, 6/1/2027	160	155
3.25%, 5/11/2041	101	73
Qorvo, Inc. 4.38%, 10/15/2029	618	545
TSMC Arizona Corp. (Taiwan) 3.88%, 4/22/2027	350	343
TSMC Global Ltd. (Taiwan) 2.25%, 4/23/2031 (a)	940	786
Xilinx, Inc. 2.38%, 6/1/2030	454	396
		6,400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 1.5%
Microsoft Corp.
3.70%, 8/8/2046	130	120
2.92%, 3/17/2052	176	138
2.68%, 6/1/2060	174	124
NCR Corp. 5.00%, 10/1/2028 (a)	125	118
Oracle Corp.
3.80%, 11/15/2037	424	329
3.60%, 4/1/2040	942	685
3.60%, 4/1/2050	572	389
Roper Technologies, Inc. 2.95%, 9/15/2029	1,048	923
Salesforce, Inc. 2.90%, 7/15/2051	356	263
VMware, Inc.
4.65%, 5/15/2027	70	69
3.90%, 8/21/2027	313	299
4.70%, 5/15/2030	33	31
2.20%, 8/15/2031	528	412
		3,900
Specialty Retail — 0.8%
Home Depot, Inc. (The)
1.88%, 9/15/2031	274	227
3.30%, 4/15/2040	301	252
2.38%, 3/15/2051	450	296
2.75%, 9/15/2051	200	143
Lowe's Cos., Inc.
3.65%, 4/5/2029	460	434
3.75%, 4/1/2032	192	177
2.80%, 9/15/2041	288	205
3.70%, 4/15/2046	370	294
3.00%, 10/15/2050	113	77
4.25%, 4/1/2052	153	130
		2,235
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.
3.35%, 8/8/2032	310	293
2.38%, 2/8/2041	305	229
3.45%, 2/9/2045	331	287
2.65%, 2/8/2051	401	293
2.70%, 8/5/2051	268	197
3.95%, 8/8/2052	165	152
2.80%, 2/8/2061	221	156
2.85%, 8/5/2061	155	110
Dell International LLC
4.90%, 10/1/2026	913	917
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	27

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
5.30%, 10/1/2029	721	715
3.38%, 12/15/2041 (a)	80	56
		3,405
Thrifts & Mortgage Finance — 0.7%
BPCE SA (France)
4.00%, 9/12/2023 (a)	500	497
5.15%, 7/21/2024 (a)	555	552
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	818	728
		1,777
Tobacco — 1.5%
Altria Group, Inc.
3.40%, 2/4/2041	485	328
3.88%, 9/16/2046	206	143
BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027	1,757	1,614
BAT International Finance plc (United Kingdom)
4.45%, 3/16/2028	472	447
2.25%, 9/9/2052 (e)	600	318
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	370	376
Philip Morris International, Inc.
2.10%, 5/1/2030	388	312
4.38%, 11/15/2041	262	217
3.88%, 8/21/2042	170	128
4.13%, 3/4/2043	108	85
		3,968
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.88%, 1/15/2026	320	295
3.63%, 12/1/2027	60	55
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	223	218
1.95%, 1/30/2026 (a)	238	206
		774
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (a)	772	705
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
2.63%, 2/15/2029	320	276
3.88%, 4/15/2030	2,216	2,048
		3,029
Total Corporate Bonds (Cost $277,736)		245,115
Asset-Backed Securities — 0.6%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	184	186
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	38	34
American Airlines Pass-Through Trust
Series 2016-1, Class A, 4.10%, 1/15/2028	157	124
Series 2021-1, Class B, 3.95%, 7/11/2030	80	67
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	17	15
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	25	24
JetBlue Pass-Through Trust Series 2019-1, Class B, 8.00%, 11/15/2027	379	378
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	196	184
Series 2018-1, Class AA, 3.50%, 3/1/2030	578	517
Series 2019-1, Class AA, 4.15%, 8/25/2031	31	28
Series 2019-2, Class AA, 2.70%, 5/1/2032	17	15
Total Asset-Backed Securities (Cost $1,777)		1,572
Municipal Bonds — 0.1% (f)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044(Cost $326)	320	264
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bonds
2.00%, 8/15/2051	80	60
1.88%, 11/15/2051	30	22
2.25%, 2/15/2052	60	48
Total U.S. Treasury Obligations (Cost $154)		130
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.8%
Investment Companies — 4.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (g) (h) (Cost $11,485)	11,482	11,487
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 3.22%, 7/13/2023 (i) (j)(Cost $1,119)	1,150	1,117
Total Short-Term Investments (Cost $12,604)		12,604
Total Investments — 99.0% (Cost $292,597)		259,685
Other Assets Less Liabilities — 1.0%		2,667
NET ASSETS — 100.0%		262,352

Percentages indicated are based on net assets.

Abbreviations
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(e)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(f)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2022.
(i)	The rate shown is the effective yield as of August 31, 2022.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	11	09/08/2022	EUR	1,633	(5)
Euro-Schatz	13	09/08/2022	EUR	1,419	(6)
U.S. Treasury 10 Year Note	7	12/20/2022	USD	816	(5)
U.S. Treasury Long Bond	142	12/20/2022	USD	19,237	(160)
U.S. Treasury Ultra Bond	74	12/20/2022	USD	11,017	(48)
U.S. Treasury 2 Year Note	91	12/30/2022	USD	18,951	(37)
					(261)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	29

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(114)	09/08/2022	EUR	(14,089)	118
Euro-BTP	(1)	09/08/2022	EUR	(120)	5
Euro-Buxl 30 Year Bond	(7)	09/08/2022	EUR	(1,153)	9
Australia 10 Year Bond	(6)	09/15/2022	AUD	(492)	4
Canada 5 Year Bond	(3)	12/19/2022	CAD	(257)	1
U.S. Treasury 10 Year Note	(51)	12/20/2022	USD	(5,948)	46
U.S. Treasury 10 Year Ultra Note	(160)	12/20/2022	USD	(19,978)	171
Long Gilt	(6)	12/28/2022	GBP	(752)	9
U.S. Treasury 5 Year Note	(93)	12/30/2022	USD	(10,292)	50
					413
					152

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	3,478	USD	3,474	HSBC Bank, NA	9/6/2022	22
USD	2,449	EUR	2,389	BNP Paribas	9/6/2022	47
USD	118	EUR	116	Royal Bank of Canada	9/6/2022	2
USD	1,047	EUR	1,022	State Street Corp.	9/6/2022	19
USD	400	GBP	331	HSBC Bank, NA	9/6/2022	15
USD	371	GBP	319	BNP Paribas	10/5/2022	—(a)
Total unrealized appreciation						105
EUR	50	USD	51	Citibank, NA	9/6/2022	(1)
GBP	331	USD	386	BNP Paribas	9/6/2022	(1)
USD	3,481	EUR	3,478	HSBC Bank, NA	10/5/2022	(22)
Total unrealized depreciation						(24)
Net unrealized appreciation						81

Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2022

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.92	USD 7,250	(41)	2	(39)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	31

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 55.4%
Angola — 1.6%
Republic of Angola
9.50%, 11/12/2025 (a)	400	381
8.25%, 5/9/2028 (a)	2,492	2,162
8.00%, 11/26/2029 (a) (b)	4,839	4,005
8.75%, 4/14/2032 (b)	2,992	2,438
9.38%, 5/08/2048 (a)	2,558	1,944
9.13%, 11/26/2049 (a)	860	641
		11,571
Argentina — 1.0%
Argentine Republic
1.50%, 7/09/2035 (c)	20,754	4,659
3.88%, 1/9/2038 (c)	2,621	733
3.50%, 7/09/2041 (c)	7,310	1,915
1.50%, 7/9/2046 (c)	1,700	386
		7,693
Armenia — 0.3%
Republic of Armenia 3.60%, 2/02/2031 (a) (b)	2,806	2,003
Azerbaijan — 0.4%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	3,450	2,967
Bahrain — 1.5%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	2,560	2,559
6.75%, 9/20/2029 (a)	1,281	1,255
7.38%, 5/14/2030 (a)	400	401
5.45%, 9/16/2032 (a)	6,087	5,192
5.25%, 1/25/2033 (a)	2,000	1,657
		11,064
Benin — 0.5%
Benin Government Bond
4.88%, 1/19/2032 (b)	EUR2,550	1,935
6.88%, 1/19/2052 (a) (b)	EUR2,182	1,561
		3,496
Bermuda — 0.6%
Bermuda Government Bond
3.72%, 1/25/2027 (a)	2,302	2,240
2.38%, 8/20/2030 (b)	1,217	1,024
5.00%, 7/15/2032 (b)	832	831
		4,095
Brazil — 2.1%
Federative Republic of Brazil
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil—continued
3.75%, 9/12/2031	4,400	3,747
8.25%, 1/20/2034	7,742	8,767
4.75%, 1/14/2050	3,700	2,684
		15,198
Colombia — 2.3%
Republic of Colombia
3.00%, 1/30/2030	3,300	2,556
3.13%, 4/15/2031	1,100	829
10.38%, 1/28/2033	563	663
6.13%, 1/18/2041	2,200	1,754
5.00%, 6/15/2045	2,620	1,755
5.20%, 5/15/2049	6,395	4,346
4.13%, 5/15/2051	6,479	3,836
3.88%, 2/15/2061	2,600	1,465
		17,204
Costa Rica — 0.6%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	2,300	2,144
5.63%, 4/30/2043 (a)	2,297	1,722
7.00%, 4/4/2044 (a)	500	434
		4,300
Dominican Republic — 3.6%
Dominican Republic Government Bond
6.00%, 7/19/2028 (a)	7,206	6,876
4.50%, 1/30/2030 (a)	1,600	1,341
4.88%, 9/23/2032 (a)	11,960	9,634
6.00%, 2/22/2033 (a)	2,100	1,829
6.40%, 6/5/2049 (a)	3,355	2,632
5.88%, 1/30/2060 (a) (b)	5,395	3,812
		26,124
Ecuador — 1.8%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035 (b)	5,055	4,008
Republic of Ecuador
5.50%, 7/31/2030 (a) (c)	1,626	853
2.50%, 7/31/2035 (a) (b) (c)	15,187	5,817
1.50%, 7/31/2040 (a) (c)	6,500	2,221
		12,899
Egypt — 2.2%
Arab Republic of Egypt
3.88%, 2/16/2026 (a)	200	155
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Egypt—continued
6.59%, 2/21/2028 (a)	2,700	2,113
5.88%, 2/16/2031 (a) (b)	4,834	3,276
7.05%, 1/15/2032 (a)	1,900	1,328
8.50%, 1/31/2047 (a)	2,571	1,633
7.90%, 2/21/2048 (a)	3,600	2,151
8.75%, 9/30/2051 (a)	1,000	631
8.15%, 11/20/2059 (a)	2,600	1,612
7.50%, 2/16/2061 (a)	5,500	3,190
		16,089
El Salvador — 0.4%
Republic of El Salvador
6.38%, 1/18/2027 (a)	2,892	1,088
8.63%, 2/28/2029 (a)	1,481	544
7.12%, 1/20/2050 (a)	4,499	1,497
		3,129
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	1,821	1,000
Gabon — 0.3%
Gabonese Republic
6.95%, 6/16/2025 (a)	1,900	1,627
7.00%, 11/24/2031 (a)	900	677
		2,304
Ghana — 0.8%
Republic of Ghana
6.38%, 2/11/2027 (a)	700	303
7.88%, 3/26/2027 (a)	1,000	438
7.63%, 5/16/2029 (a)	1,692	639
8.13%, 3/26/2032 (a)	3,300	1,246
8.63%, 4/7/2034 (b)	773	278
7.88%, 2/11/2035 (a) (b)	3,700	1,336
8.95%, 3/26/2051 (a)	4,609	1,614
8.75%, 3/11/2061 (a)	850	301
		6,155
Guatemala — 1.2%
Republic of Guatemala
5.25%, 8/10/2029 (b)	1,620	1,579
4.90%, 6/1/2030 (b)	2,024	1,920
5.38%, 4/24/2032 (a)	1,653	1,584
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Guatemala—continued
3.70%, 10/7/2033 (a)	2,000	1,613
4.65%, 10/7/2041 (a)	2,500	1,976
		8,672
Hungary — 0.5%
Hungary Government Bond
2.13%, 9/22/2031 (a)	3,400	2,476
3.13%, 9/21/2051 (b)	1,594	988
		3,464
Indonesia — 0.5%
Republic of Indonesia
6.63%, 2/17/2037 (a)	2,095	2,346
4.20%, 10/15/2050	1,200	1,041
		3,387
Iraq — 0.6%
Republic of Iraq
6.75%, 3/9/2023 (a)	1,378	1,326
5.80%, 1/15/2028 (a)	4,056	3,372
		4,698
Ivory Coast — 1.1%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a)	EUR2,200	1,663
6.13%, 6/15/2033 (a)	2,300	1,934
6.88%, 10/17/2040 (a)	EUR4,762	3,435
6.63%, 3/22/2048 (a)	EUR1,488	1,015
		8,047
Jamaica — 0.6%
Jamaica Government Bond
9.25%, 10/17/2025	1,471	1,597
7.88%, 7/28/2045	2,152	2,479
		4,076
Jordan — 0.7%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	464	430
5.85%, 7/7/2030 (a)	3,300	2,874
7.38%, 10/10/2047 (a)	2,600	2,106
		5,410
Kazakhstan — 0.3%
Republic of Kazakhstan 4.88%, 10/14/2044 (a)	3,000	2,521
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	33

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Kenya — 0.6%
Republic of Kenya
7.00%, 5/22/2027 (a)	900	716
8.00%, 5/22/2032 (a)	1,846	1,366
6.30%, 1/23/2034 (a) (b)	3,599	2,447
		4,529
Lebanon — 0.2%
Lebanese Republic
6.38%, 3/9/2020 (d)	6,767	466
6.15%, 6/19/2020 (d)	720	50
6.65%, 4/22/2024 (a) (d)	9,300	658
6.65%, 11/3/2028 (a) (d)	6,496	448
		1,622
Malaysia — 0.9%
1MDB Global Investments Ltd. 4.40%, 3/9/2023 (a)	7,000	6,690
Mexico — 1.3%
United Mexican States
4.50%, 1/31/2050	3,100	2,465
5.00%, 4/27/2051	5,750	4,878
4.40%, 2/12/2052	2,600	1,995
		9,338
Mongolia — 0.6%
State of Mongolia 4.45%, 7/07/2031 (a) (b)	5,900	4,544
Morocco — 0.3%
Kingdom of Morocco 4.00%, 12/15/2050 (b)	3,630	2,339
Namibia — 0.2%
Republic of Namibia 5.25%, 10/29/2025 (a)	1,900	1,710
Nigeria — 2.3%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	5,600	4,270
6.13%, 9/28/2028 (a)	1,200	863
8.38%, 3/24/2029 (b)	1,100	869
7.14%, 2/23/2030 (a)	2,800	2,058
7.88%, 2/16/2032 (a)	1,377	988
7.38%, 9/28/2033 (a) (b)	6,897	4,604
7.70%, 2/23/2038 (a)	1,000	637
7.63%, 11/28/2047 (a)	2,619	1,611
8.25%, 9/28/2051 (b)	1,906	1,208
		17,108
Oman — 3.9%
Sultanate of Oman Government Bond
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oman—continued
4.75%, 6/15/2026 (a)	5,134	4,980
5.38%, 3/8/2027 (a)	3,813	3,756
5.63%, 1/17/2028 (a)	3,788	3,717
6.00%, 8/1/2029 (a)	3,200	3,188
6.25%, 1/25/2031 (a) (b)	6,534	6,583
6.50%, 3/8/2047 (a)	800	698
6.75%, 1/17/2048 (a)	6,600	5,866
7.00%, 1/25/2051 (a)	200	184
		28,972
Pakistan — 0.9%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	1,143	812
6.00%, 4/08/2026 (a) (b)	3,049	1,890
6.88%, 12/5/2027 (a)	6,300	3,875
		6,577
Panama — 1.2%
Republic of Panama
3.16%, 1/23/2030	2,200	1,932
2.25%, 9/29/2032	2,000	1,550
4.50%, 4/16/2050	1,700	1,339
4.50%, 4/1/2056	3,070	2,367
4.50%, 1/19/2063	1,700	1,283
		8,471
Paraguay — 3.0%
Republic of Paraguay
4.70%, 3/27/2027 (a)	1,363	1,348
2.74%, 1/29/2033 (a) (b)	12,252	9,643
3.85%, 6/28/2033 (b)	1,800	1,540
6.10%, 8/11/2044 (a)	422	393
5.60%, 3/13/2048 (a)	2,927	2,489
5.40%, 3/30/2050 (a) (b)	8,411	7,022
		22,435
Peru — 0.5%
Republic of Peru 3.00%, 1/15/2034	4,405	3,592
Qatar — 1.1%
State of Qatar
4.82%, 3/14/2049 (a)	3,292	3,378
4.40%, 4/16/2050 (b)	4,540	4,410
		7,788
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — 1.5%
Romania Government Bond
3.62%, 5/26/2030 (a)	EUR1,600	1,332
3.00%, 2/14/2031 (a)	4,400	3,484
3.63%, 3/27/2032 (a)	700	563
2.63%, 12/02/2040 (b)	EUR1,176	684
4.63%, 4/3/2049 (a)	EUR3,272	2,429
4.00%, 2/14/2051 (a)	3,588	2,462
		10,954
Saudi Arabia — 1.8%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	2,577	2,203
4.63%, 10/4/2047 (a)	2,100	1,966
5.00%, 4/17/2049 (a)	900	891
5.25%, 1/16/2050 (a)	2,921	3,009
3.25%, 11/17/2051 (a)	1,800	1,373
3.45%, 2/2/2061 (b)	4,565	3,475
		12,917
Senegal — 0.5%
Republic of Senegal
6.25%, 5/23/2033 (a)	1,700	1,369
6.75%, 3/13/2048 (a)	3,853	2,678
		4,047
South Africa — 2.9%
Republic of South Africa
4.30%, 10/12/2028	12,385	10,956
4.85%, 9/30/2029	2,100	1,856
5.88%, 4/20/2032	400	354
5.38%, 7/24/2044	2,200	1,571
5.00%, 10/12/2046	5,128	3,442
5.75%, 9/30/2049	4,857	3,442
		21,621
Sri Lanka — 0.6%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a)	2,300	743
6.35%, 6/28/2024 (a)	600	193
6.83%, 7/18/2026 (a)	1,027	342
6.20%, 5/11/2027 (a)	3,761	1,208
6.75%, 4/18/2028 (a)	3,674	1,180
7.85%, 3/14/2029 (a)	2,775	889
		4,555
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trinidad and Tobago — 0.4%
Republic of Trinidad and Tobago 4.50%, 6/26/2030 (a) (b)	3,140	2,958
Turkey — 1.9%
Republic of Turkey
4.25%, 4/14/2026	10,800	8,964
5.13%, 2/17/2028	3,900	3,042
5.75%, 5/11/2047	2,876	1,726
		13,732
Ukraine — 0.5%
Ukraine Government Bond
6.88%, 5/21/2031 (b)	4,136	786
7.38%, 9/25/2034 (a)	4,262	756
7.25%, 3/15/2035 (a) (b)	11,941	2,090
		3,632
United Arab Emirates — 1.6%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	2,074	2,101
3.63%, 3/10/2033 (a)	2,000	1,654
4.00%, 7/28/2050 (a) (b)	7,050	4,445
3.90%, 9/9/2050 (a)	1,400	1,026
4.95%, 7/7/2052 (b)	2,126	2,232
		11,458
Uruguay — 0.7%
Oriental Republic of Uruguay
7.63%, 3/21/2036	1,683	2,159
4.98%, 4/20/2055	3,334	3,339
		5,498
Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (d)	1,900	164
8.25%, 10/13/2024 (a) (d)	2,590	203
7.65%, 4/21/2025 (a) (d)	2,013	166
9.25%, 5/7/2028 (a) (d)	2,630	223
		756
Zambia — 0.3%
Republic of Zambia
5.38%, 9/20/2022 (a)	1,306	735
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	35

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Zambia—continued
8.50%, 4/14/2024 (a)	1,300	780
8.97%, 7/30/2027 (a)	1,051	628
		2,143
Total Foreign Government Securities (Cost $545,474)		407,552
Corporate Bonds — 35.9%
Azerbaijan — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	1,100	1,155
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	3,073	3,165
		4,320
Bahrain — 0.8%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024 (a)	1,300	1,318
8.38%, 11/7/2028 (b)	1,740	1,826
8.38%, 11/7/2028 (a)	2,500	2,624
		5,768
Brazil — 1.6%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (a)	2,500	2,197
Guara Norte SARL 5.20%, 6/15/2034 (b)	3,118	2,599
Klabin Austria GmbH 5.75%, 4/3/2029 (a)	2,282	2,236
MARB BondCo plc 3.95%, 1/29/2031 (b)	2,984	2,352
MV24 Capital BV
6.75%, 6/1/2034 (b)	1,254	1,154
6.75%, 6/1/2034 (a)	1,422	1,308
		11,846
Chile — 3.4%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	6,076	4,359
Celulosa Arauco y Constitucion SA
4.25%, 4/30/2029 (a)	2,200	2,020
4.25%, 4/30/2029 (b)	1,330	1,221
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	871	518
3.83%, 9/14/2061 (b)	1,820	1,298
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047 (a)	970	820
Empresa Nacional de Telecomunicaciones SA 3.05%, 9/14/2032 (b)	2,713	2,265
Empresa Nacional del Petroleo
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chile — continued
3.75%, 8/5/2026 (a)	1,901	1,759
5.25%, 11/6/2029 (a)	4,100	3,926
3.45%, 9/16/2031 (b)	2,020	1,681
4.50%, 9/14/2047 (a)	900	657
Interchile SA 4.50%, 6/30/2056 (b)	3,883	3,129
Kenbourne Invest SA 4.70%, 1/22/2028 (b)	1,800	1,446
		25,099
China — 0.6%
Huarong Finance 2017 Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (a) (e) (f) (g)	1,800	1,761
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025 (a)	2,700	2,506
		4,267
Colombia — 1.7%
AI Candelaria Spain SA
7.50%, 12/15/2028 (a)	1,555	1,479
5.75%, 6/15/2033 (b)	4,140	3,234
Ecopetrol SA
5.88%, 9/18/2023	3,205	3,207
5.38%, 6/26/2026	1,500	1,406
6.88%, 4/29/2030	800	742
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029 (a)	1,300	1,064
4.25%, 7/18/2029 (b)	2,101	1,720
		12,852
Costa Rica — 0.2%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,280	1,238
6.38%, 5/15/2043 (a)	802	613
		1,851
Croatia — 0.2%
Hrvatska Elektroprivreda 5.88%, 10/23/2022 (a)	1,800	1,794
Georgia — 0.2%
Georgian Railway JSC 4.00%, 6/17/2028 (b)	1,638	1,343
Guatemala — 0.4%
Central American Bottling Corp. 5.25%, 4/27/2029 (b)	3,020	2,782
India — 0.8%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	3,300	2,780
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — continued
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	2,127	1,699
Indian Railway Finance Corp. Ltd. 3.25%, 2/13/2030 (b)	1,450	1,264
		5,743
Indonesia — 3.2%
Hutama Karya Persero PT 3.75%, 5/11/2030 (a)	2,600	2,437
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028 (a)	3,600	3,731
6.76%, 11/15/2048 (a)	2,661	2,508
Minejesa Capital BV
4.63%, 8/10/2030 (a)	3,900	3,549
4.63%, 8/10/2030 (b)	736	670
Pertamina Persero PT
3.65%, 7/30/2029 (a)	1,300	1,230
3.10%, 1/21/2030 (a)	500	448
6.45%, 5/30/2044 (a)	1,600	1,663
6.50%, 11/7/2048 (a)	1,900	1,963
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.25%, 5/15/2047 (a)	1,600	1,370
4.00%, 6/30/2050 (b)	3,470	2,517
3.88%, 7/17/2029 (a)	600	550
3.88%, 7/17/2029 (b)	990	908
		23,544
Israel — 1.0%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	851	785
5.38%, 3/30/2028 (a)	1,885	1,692
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)	910	893
6.50%, 6/30/2027 (a)	1,887	1,836
6.75%, 6/30/2030 (a)	2,080	1,984
		7,190
Kazakhstan — 2.4%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026 (b)	2,839	2,502
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	1,269	1,173
KazMunayGas National Co. JSC
4.75%, 4/19/2027 (a)	900	829
5.38%, 4/24/2030 (a)	5,000	4,650
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kazakhstan — continued
3.50%, 4/14/2033 (b)	3,700	2,899
5.75%, 4/19/2047 (a)	6,963	5,706
		17,759
Mexico — 9.4%
America Movil SAB de CV 5.38%, 4/4/2032 (b)	2,243	2,060
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (e) (f) (g)	3,500	3,181
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	700	688
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (g)	3,320	2,888
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (g)	3,400	3,031
Braskem Idesa SAPI 6.99%, 2/20/2032 (b)	4,165	3,228
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (e) (f) (g)	2,381	1,973
5.20%, 9/17/2030 (a)	400	363
3.88%, 7/11/2031 (b)	866	725
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	1,092	1,061
Comision Federal de Electricidad
3.35%, 2/9/2031 (b)	4,319	3,378
4.68%, 2/9/2051 (b)	3,482	2,339
FEL Energy VI SARL
5.75%, 12/1/2040 (b)	2,756	2,086
5.75%, 12/1/2040 (a)	3,485	2,637
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	400	358
5.50%, 10/31/2046 (a)	2,300	1,719
Petroleos Mexicanos
3.50%, 1/30/2023	3,733	3,683
6.88%, 10/16/2025	2,000	1,937
6.88%, 8/4/2026	10,969	10,239
6.50%, 1/23/2029	984	815
5.95%, 1/28/2031	7,962	5,957
7.69%, 1/23/2050	11,389	7,773
6.95%, 1/28/2060	10,910	6,792
		68,911
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	37

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Panama — 1.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/2041 (b)	1,800	1,463
5.13%, 8/11/2061 (b)	3,296	2,644
AES Panama Generation Holdings SRL
4.38%, 5/31/2030 (b)	1,340	1,161
4.38%, 5/31/2030 (a)	1,700	1,473
Empresa de Transmision Electrica SA
5.13%, 5/2/2049 (b)	817	670
5.13%, 5/2/2049 (a)	1,700	1,394
		8,805
Paraguay — 0.8%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	8,506	5,636
Peru — 2.9%
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025 (a)	640	627
2.40%, 9/28/2027 (b)	1,060	885
2.40%, 9/28/2027 (a)	1,900	1,587
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	3,140	2,999
Lima Metro Line 2 Finance Ltd.
4.35%, 4/5/2036 (a)	2,160	1,939
4.35%, 4/5/2036 (b)	1,691	1,517
Peru LNG Srl 5.38%, 3/22/2030 (a)	2,600	2,197
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	4,285	3,401
5.63%, 6/19/2047 (b)	1,820	1,240
5.63%, 6/19/2047 (a)	7,086	4,825
		21,217
Qatar — 0.3%
Qatar Energy 3.30%, 7/12/2051 (a)	2,400	1,904
Russia — 0.0% ^
Russian Agricultural Bank OJSC 8.50%, 10/16/2023 (a)	1,634	144
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 (a)	3,090	148
		292
Saudi Arabia — 0.7%
Saudi Arabian Oil Co. 3.50%, 4/16/2029 (a)	5,734	5,512
South Africa — 0.8%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	3,176	3,079
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Africa — continued
7.13%, 2/11/2025 (a)	1,700	1,595
8.45%, 8/10/2028 (a)	1,461	1,315
		5,989
Trinidad and Tobago — 0.1%
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	1,000	969
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (b)	2,644	489
State Savings Bank of Ukraine 9.62%, 3/20/2025 (a) (c)	390	195
		684
United Arab Emirates — 1.9%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	2,661	2,592
DP World Ltd.
6.85%, 7/2/2037 (a)	1,400	1,542
5.63%, 9/25/2048 (a)	3,200	3,137
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	3,365	3,164
2.50%, 6/3/2031 (a)	1,300	1,165
3.70%, 11/7/2049 (a)	2,800	2,453
		14,053
Uzbekistan — 0.5%
Uzbekneftegaz JSC 4.75%, 11/16/2028 (b)	4,553	3,349
Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (d)	1,123	185
9.00%, 11/17/2021 (a) (d)	1,510	51
5.38%, 4/12/2027 (a) (d)	5,758	193
		429
Total Corporate Bonds (Cost $324,285)		263,908
U.S. Treasury Obligations — 0.8%
United States — 0.8%
U.S. Treasury Notes , 1.88%, 9/30/2022(Cost $5,912)	5,914	5,912
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — 0.2%
Banque Ouest Africaine de Developpement
2.75%, 1/22/2033 (b)	EUR 361	287
2.75%, 1/22/2033 (b)	EUR1,600	1,271
Total Supranational (Cost $2,430)		1,558
	SHARES (000)
Short-Term Investments — 5.8%
Investment Companies — 5.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (h) (i)(Cost $42,779)	42,775	42,792
Total Investments — 98.1% (Cost $920,880)		721,722
Other Assets Less Liabilities — 1.9%		14,133
NET ASSETS — 100.0%		735,855

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(d)	Defaulted security.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2022.
Forward foreign currency exchange contracts outstanding as of August 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	15,913	EUR	15,415	BNP Paribas	9/22/2022	401
USD	1,168	EUR	1,141	HSBC Bank, NA	9/22/2022	20
USD	452	EUR	445	State Street Corp.	9/22/2022	3
Total unrealized appreciation						424
Net unrealized appreciation						424

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	39

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.37-V1	1.00	Quarterly	6/20/2027	3.24	USD 6,400	555	23	578
CDX.NA.EM.37-V1	1.00	Quarterly	6/20/2027	3.24	USD 12,800	1,005	153	1,158
CDX.NA.EM.37-V1	1.00	Quarterly	6/20/2027	3.24	USD 12,900	1,094	73	1,167
CDX.NA.EM.37-V1	1.00	Quarterly	6/20/2027	3.24	USD 13,760	1,185	59	1,244
CDX.NA.EM.37-V1	1.00	Quarterly	6/20/2027	3.24	USD 19,200	1,664	72	1,736
						5,503	380	5,883

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 57.5%
Australia — 0.5%
Commonwealth Bank of Australia 3.78%, 3/14/2032 (a)	1,485	1,276
Glencore Funding LLC
2.50%, 9/1/2030 (a)	3,363	2,734
2.85%, 4/27/2031 (a)	7,500	6,187
2.63%, 9/23/2031 (a)	4,594	3,653
Westpac Banking Corp.
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	900	857
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	980	882
		15,589
Austria — 0.1%
ams-OSRAM AG
6.00%, 7/31/2025 (c)	EUR 2,310	2,159
7.00%, 7/31/2025 (a)	1,235	1,178
		3,337
Belgium — 0.2%
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (c) (d) (e)	EUR 1,400	1,344
Ontex Group NV 3.50%, 7/15/2026 (c)	EUR 1,300	1,100
Sarens Finance Co. NV 5.75%, 2/21/2027 (c)	EUR 1,900	1,283
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b) (c) (d) (e)	EUR 2,071	2,062
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (c)	EUR 2,000	1,769
		7,558
Brazil — 0.7%
Gerdau Trade, Inc. 4.88%, 10/24/2027 (c)	1,131	1,132
Guara Norte SARL 5.20%, 6/15/2034 (a)	4,030	3,360
Klabin Austria GmbH 7.00%, 4/3/2049 (c)	2,991	2,828
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,862	2,633
Nexa Resources SA 5.38%, 5/4/2027 (c)	4,523	4,337
Suzano Austria GmbH
3.75%, 1/15/2031	806	679
7.00%, 3/16/2047 (c)	1,660	1,664
Vale Overseas Ltd. 3.75%, 7/8/2030	6,702	5,843
		22,476
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — 1.2%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,635
4.00%, 10/15/2030 (a)	975	791
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b)	5,585	5,048
Canadian Pacific Railway Co.
2.45%, 12/2/2031	1,620	1,384
3.00%, 12/2/2041	760	599
3.10%, 12/2/2051	1,720	1,270
Emera US Finance LP 2.64%, 6/15/2031	6,984	5,766
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	1,903	1,922
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	385	364
4.00%, 8/1/2028 (a)	2,110	1,783
4.38%, 8/15/2029 (a)	400	339
MEG Energy Corp. 7.13%, 2/1/2027 (a)	829	838
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	570	536
5.25%, 6/1/2027 (a)	1,033	912
Precision Drilling Corp. 7.13%, 1/15/2026 (a)	684	654
Toronto-Dominion Bank (The) 4.11%, 6/8/2027	9,410	9,309
TransCanada PipeLines Ltd. 3.75%, 10/16/2023	4,090	4,077
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	988	969
Videotron Ltd. 5.38%, 6/15/2024 (a)	1,300	1,291
		39,487
Cayman Islands — 0.0% ^
Avolon Holdings Funding Ltd. 4.38%, 5/1/2026 (a)	1,075	994
Chile — 0.3%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,512	3,237
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	2,890	2,448
Kenbourne Invest SA 6.88%, 11/26/2024 (a)	2,760	2,662
		8,347
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	41

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
China — 0.6%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	2,420	2,285
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (c)	6,408	3,140
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (c)	3,620	2,884
Huarong Finance 2019 Co. Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 4.10%, 2/24/2023 (b) (c)	1,880	1,833
2.13%, 9/30/2023 (c)	1,865	1,727
3.75%, 5/29/2024 (c)	1,860	1,706
Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (c)	3,780	3,024
NXP BV 3.25%, 5/11/2041	4,080	2,951
		19,550
Colombia — 0.1%
AI Candelaria Spain SA
7.50%, 12/15/2028 (c)	1,200	1,142
5.75%, 6/15/2033 (a)	1,869	1,460
		2,602
Denmark — 0.0% ^
DKT Finance ApS 7.00%, 6/17/2023 (c)	EUR 800	780
France — 3.1%
Accor SA (EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024 (b) (c) (d) (e)	EUR 600	550
Altice France SA
5.88%, 2/1/2027 (c)	EUR 1,550	1,410
3.38%, 1/15/2028 (c)	EUR 2,159	1,730
4.13%, 1/15/2029 (c)	EUR 595	477
5.50%, 10/15/2029 (a)	1,745	1,378
Banijay Entertainment SASU 3.50%, 3/1/2025 (c)	EUR 1,249	1,164
Banijay Group SAS 6.50%, 3/1/2026 (c)	EUR 1,500	1,357
Banque Federative du Credit Mutuel SA 3.75%, 7/20/2023 (a)	7,670	7,658
BPCE SA
5.15%, 7/21/2024 (a)	8,195	8,150
4.88%, 4/1/2026 (a)	1,880	1,832
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	3,640	2,819
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	1,765	1,381
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
Casino Guichard Perrachon SA 4.50%, 3/7/2024 (c) (f)	EUR 1,700	1,212
CGG SA 7.75%, 4/1/2027 (c)	EUR 1,176	1,044
Chrome Bidco SASU 3.50%, 5/31/2028 (c)	EUR 1,645	1,435
Chrome Holdco SASU 5.00%, 5/31/2029 (c)	EUR 952	757
Credit Agricole SA
3.25%, 10/4/2024 (a)	1,062	1,034
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (d) (e)	6,867	7,030
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	827	727
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027 (b) (c) (d) (e)	EUR 1,300	1,141
(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030 (b) (c)	EUR 2,300	2,149
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (b) (c) (d) (e)	EUR 2,000	1,798
(EUR Swap Annual 5 Year + 3.37%), 2.87%, 12/15/2026 (b) (c) (d) (e)	EUR 1,000	799
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (b) (c) (d) (e)	EUR 1,800	1,347
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (c) (d) (e)	EUR 800	595
Elis SA 2.88%, 2/15/2026 (c)	EUR 2,300	2,216
Faurecia SE
2.63%, 6/15/2025 (c)	EUR 650	588
3.13%, 6/15/2026 (c)	EUR 1,850	1,641
2.38%, 6/15/2027 (c)	EUR 4,100	3,257
3.75%, 6/15/2028 (c)	EUR 700	572
Iliad Holding SASU
5.13%, 10/15/2026 (c)	EUR 493	469
5.63%, 10/15/2028 (c)	EUR 1,860	1,724
La Financiere Atalian SASU
4.00%, 5/15/2024 (c)	EUR 500	478
5.13%, 5/15/2025 (c)	EUR 1,116	1,068
Loxam SAS
4.50%, 2/15/2027 (a)	EUR 1,136	1,033
4.50%, 2/15/2027 (c)	EUR 1,000	909
Lune Holdings SARL 5.63%, 11/15/2028 (c)	EUR 1,599	1,360
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (b) (c) (d) (e)	EUR 1,400	1,333
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (b) (c) (d) (e)	EUR 1,000	888
Orano SA 4.88%, 9/23/2024	EUR 1,200	1,232
Paprec Holding SA 3.50%, 7/1/2028 (c)	EUR 1,073	878
Parts Europe SA 6.50%, 7/16/2025 (c)	EUR 1,256	1,272
Quatrim SASU 5.88%, 1/15/2024 (c)	EUR 1,726	1,576
Renault SA
1.25%, 6/24/2025 (c)	EUR 1,500	1,344
2.00%, 9/28/2026 (c)	EUR 1,700	1,441
1.13%, 10/4/2027 (c)	EUR 1,300	1,014
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (d) (e)	3,175	2,572
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (a) (b)	5,032	4,047
SPIE SA 3.13%, 3/22/2024 (c)	EUR 3,200	3,216
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,408
3.13%, 5/29/2050	800	617
TotalEnergies SE (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (b) (c) (d) (e)	EUR 4,000	3,788
Vallourec SA
8.50%, 6/30/2026 (c)	EUR 600	569
Series IAI, 8.50%, 6/30/2026	EUR 527	500
		96,984
Germany — 1.9%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (c)	EUR 600	500
BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (c)	EUR 2,369	2,037
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (c)	EUR 3,020	2,720
CT Investment GmbH 5.50%, 4/15/2026 (c)	EUR 1,025	888
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	10,770	10,387
(SOFR + 2.26%), 3.74%, 1/7/2033 (b)	5,480	3,894
Deutsche Lufthansa AG
2.88%, 2/11/2025 (c)	EUR 1,200	1,097
3.00%, 5/29/2026 (c)	EUR 4,000	3,472
Deutsche Telekom International Finance BV 2.49%, 9/19/2023 (a)	2,655	2,610
Douglas GmbH 6.00%, 4/8/2026 (c)	EUR 3,100	2,550
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — continued
IHO Verwaltungs GmbH 3.88% (Cash), 5/15/2027 (c) (g) (h)	EUR 2,000	1,659
Kirk Beauty SUN GmbH 8.25% (PIK), 10/1/2026 (c) (g)	EUR 1,785	1,094
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076 (b) (c)	EUR 850	839
Nidda BondCo GmbH 5.00%, 9/30/2025 (c)	EUR 2,825	2,483
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (c)	EUR 2,184	2,019
Renk AG 5.75%, 7/15/2025 (c)	EUR 1,492	1,399
Schaeffler AG
2.88%, 3/26/2027 (c)	EUR 2,800	2,541
3.38%, 10/12/2028 (c)	EUR 600	524
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (c)	EUR 3,000	2,751
thyssenkrupp AG
1.88%, 3/6/2023 (c)	EUR 400	394
2.88%, 2/22/2024 (c)	EUR 2,600	2,529
TK Elevator Holdco GmbH 6.63%, 7/15/2028 (c)	EUR 1,044	894
TK Elevator Midco GmbH 4.38%, 7/15/2027 (c)	EUR 1,316	1,160
TUI Cruises GmbH 6.50%, 5/15/2026 (c)	EUR 833	682
Volkswagen International Finance NV (EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (b) (c) (d) (e)	EUR 700	662
Volkswagen Leasing GmbH 0.63%, 7/19/2029 (c)	EUR 3,100	2,496
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (c)	EUR 500	389
ZF Europe Finance BV
2.00%, 2/23/2026 (c)	EUR 2,400	2,038
2.50%, 10/23/2027 (c)	EUR 1,700	1,351
ZF Finance GmbH
3.00%, 9/21/2025 (c)	EUR 1,300	1,182
2.25%, 5/3/2028 (c)	EUR 500	378
3.75%, 9/21/2028 (c)	EUR 2,200	1,786
		61,405
Greece — 0.3%
Alpha Bank SA 2.50%, 2/5/2023 (c)	EUR 10,700	10,790
India — 0.3%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	2,118	1,784
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	43

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — continued
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	5,367	4,287
NTPC Ltd. 3.75%, 4/3/2024 (c)	2,540	2,501
		8,572
Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT
5.45%, 5/15/2030 (a)	2,380	2,325
6.76%, 11/15/2048 (c)	595	561
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,424
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (c)	610	589
3.00%, 6/30/2030 (a)	2,940	2,493
4.38%, 2/5/2050 (c)	879	665
		10,057
Ireland — 0.8%
AerCap Ireland Capital DAC
4.13%, 7/3/2023	4,495	4,484
2.45%, 10/29/2026	1,370	1,208
3.00%, 10/29/2028	7,060	6,002
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (a)	2,337	2,231
2.13%, 2/21/2026 (a)	810	698
4.25%, 4/15/2026 (a)	2,300	2,120
2.53%, 11/18/2027 (a)	796	650
eircom Finance DAC 3.50%, 5/15/2026 (c)	EUR 3,230	2,980
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)	280	276
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026 (c)	EUR 1,950	1,931
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (c)	EUR 1,500	1,367
		23,947
Israel — 0.3%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (c)	2,289	2,111
5.38%, 3/30/2028 (c)	2,205	1,979
Leviathan Bond Ltd.
6.13%, 6/30/2025 (c)	2,229	2,187
6.50%, 6/30/2027 (c)	2,001	1,947
6.75%, 6/30/2030 (c)	1,390	1,326
		9,550
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — 2.2%
Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (c)	EUR 1,200	1,220
Atlantia SpA
1.63%, 2/3/2025 (c)	EUR 900	842
1.88%, 7/13/2027 (c)	EUR 1,600	1,338
1.88%, 2/12/2028 (c)	EUR 800	647
Autostrade per l'Italia SpA
1.88%, 11/4/2025 (c)	EUR 580	539
1.75%, 6/26/2026 (c)	EUR 1,075	977
1.75%, 2/1/2027 (c)	EUR 2,800	2,490
2.00%, 12/4/2028 (c)	EUR 1,500	1,254
1.88%, 9/26/2029 (c)	EUR 2,700	2,187
Enel Finance International NV
1.38%, 7/12/2026 (a)	7,340	6,394
3.50%, 4/6/2028 (a)	3,665	3,328
1.88%, 7/12/2028 (a)	4,745	3,894
2.25%, 7/12/2031 (a)	1,130	853
5.00%, 6/15/2032 (a)	3,570	3,304
Gamma Bidco SpA 5.13%, 7/15/2025 (c)	EUR 2,699	2,550
Guala Closures SpA 3.25%, 6/15/2028 (c)	EUR 1,416	1,199
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (c)	EUR 1,200	1,099
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e)	EUR 5,513	5,353
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (b)	670	488
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	2,144	1,399
Kedrion SpA 3.38%, 5/15/2026 (c)	EUR 1,620	1,640
Leonardo SpA 4.88%, 3/24/2025	EUR 2,300	2,351
Nexi SpA 1.63%, 4/30/2026 (c)	EUR 1,500	1,321
Pro-Gest SpA 3.25%, 12/15/2024 (c)	EUR 1,700	1,264
Rossini SARL 6.75%, 10/30/2025 (c)	EUR 1,750	1,754
Saipem Finance International BV
3.75%, 9/8/2023 (c)	EUR 1,000	992
2.63%, 1/7/2025 (c)	EUR 500	450
Shiba Bidco SpA 4.50%, 10/31/2028 (c)	EUR 1,800	1,522
TeamSystem SpA 3.50%, 2/15/2028 (c)	EUR 1,568	1,368
Telecom Italia Capital SA
6.38%, 11/15/2033	1,917	1,620
6.00%, 9/30/2034	68	54
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
7.20%, 7/18/2036	1,300	1,109
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR 1,300	1,372
Telecom Italia SpA
4.00%, 4/11/2024 (c)	EUR 750	745
3.00%, 9/30/2025 (c)	EUR 1,900	1,804
3.63%, 5/25/2026 (c)	EUR 4,350	4,173
2.38%, 10/12/2027 (c)	EUR 800	677
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e)	EUR 781	753
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	2,806	2,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	2,370	1,783
Verde Bidco SpA 4.63%, 10/1/2026 (c)	EUR 289	244
		70,725
Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.
2.53%, 9/13/2023	6,259	6,166
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	5,750	5,160
Sumitomo Mitsui Financial Group, Inc. 3.75%, 7/19/2023	1,687	1,685
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040	3,920	3,037
		16,048
Kazakhstan — 0.1%
KazMunayGas National Co. JSC 5.75%, 4/19/2047 (c)	5,480	4,491
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,543
Luxembourg — 0.6%
Altice Finco SA 4.75%, 1/15/2028 (c)	EUR 2,225	1,766
Altice France Holding SA
8.00%, 5/15/2027 (c)	EUR 1,200	983
8.00%, 5/15/2027 (a)	EUR 2,823	2,312
4.00%, 2/15/2028 (c)	EUR 400	285
ARD Finance SA 5.00% (Cash), 6/30/2027 (c) (g) (h)	EUR 943	702
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Luxembourg — continued
Herens Midco SARL 5.25%, 5/15/2029 (c)	EUR 1,986	1,457
INEOS Finance plc 3.38%, 3/31/2026 (c)	EUR 1,197	1,108
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,489	2,256
Matterhorn Telecom SA 3.13%, 9/15/2026 (c)	EUR 2,724	2,403
Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (c)	EUR 1,188	1,122
PLT VII Finance SARL 4.63%, 1/5/2026 (c)	EUR 1,923	1,775
SES SA (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (b) (c) (d) (e)	EUR 2,200	1,812
Summer BC Holdco A SARL 9.25%, 10/31/2027 (c)	EUR 1,078	933
Summer BC Holdco B SARL 5.75%, 10/31/2026 (c)	EUR 1,583	1,468
		20,382
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	4,608
Mexico — 0.9%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,203
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (b)	4,300	3,834
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (d) (e)	5,558	4,606
5.20%, 9/17/2030 (c)	906	822
3.88%, 7/11/2031 (a)	5,331	4,464
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	2,490	1,938
Petroleos Mexicanos 5.95%, 1/28/2031	15,830	11,844
		29,711
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (c)	2,280	2,000
Netherlands — 1.3%
ABN AMRO Bank NV
4.75%, 7/28/2025 (a)	3,555	3,506
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (b) (c) (d) (e)	EUR 2,000	1,817
4.80%, 4/18/2026 (a)	2,000	1,962
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	4,000	3,110
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	45

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
Cooperatieve Rabobank UA
3.88%, 9/26/2023 (a)	2,310	2,305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	3,965	3,524
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (b) (c) (d) (e)	EUR 3,000	2,702
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	5,350	5,029
ING Groep NV
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	4,745	4,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (d) (e)	1,200	888
(SOFR + 2.07%), 4.25%, 3/28/2033 (b)	480	443
Lincoln Financing SARL 3.63%, 4/1/2024 (c)	EUR 560	549
Nobel Bidco BV 3.13%, 6/15/2028 (c)	EUR 1,559	1,105
OCI NV 3.63%, 10/15/2025 (c)	EUR 990	995
Q-Park Holding I BV
1.50%, 3/1/2025 (c)	EUR 275	250
2.00%, 3/1/2027 (c)	EUR 875	727
Sigma Holdco BV 5.75%, 5/15/2026 (c)	EUR 1,843	1,334
Titan Holdings II BV 5.13%, 7/15/2029 (c)	EUR 1,161	992
Trivium Packaging Finance BV
3.75%, 8/15/2026 (c) (f)	EUR 1,500	1,424
5.50%, 8/15/2026 (a) (f)	200	192
8.50%, 8/15/2027 (a) (f)	200	190
UPC Holding BV 5.50%, 1/15/2028 (a)	200	171
VZ Vendor Financing II BV 2.88%, 1/15/2029 (c)	EUR 1,000	784
Ziggo Bond Co. BV 3.38%, 2/28/2030 (c)	EUR 3,624	2,733
Ziggo BV 2.88%, 1/15/2030 (c)	EUR 465	373
		41,730
Peru — 0.1%
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,187
Portugal — 0.4%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (c)	EUR 3,900	3,513
EDP Finance BV 3.63%, 7/15/2024 (a)	9,520	9,380
		12,893
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spain — 2.1%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (b) (c) (d) (e)	EUR 1,800	1,547
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (b) (c) (d) (e)	EUR 1,000	798
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (c) (d) (e)	EUR 7,600	7,160
Banco Santander SA
5.15%, 8/18/2025	3,600	3,583
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (b) (d) (e)	3,800	3,029
CaixaBank SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (b) (c) (d) (e)	EUR 6,000	5,975
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e)	EUR 6,400	6,194
Cellnex Telecom SA
2.88%, 4/18/2025 (c)	EUR 1,500	1,475
1.88%, 6/26/2029	EUR 900	728
Cirsa Finance International SARL
6.25%, 12/20/2023 (c)	EUR 627	618
4.75%, 5/22/2025 (c)	EUR 1,200	1,112
ContourGlobal Power Holdings SA
2.75%, 1/1/2026 (c)	EUR 700	604
3.13%, 1/1/2028 (c)	EUR 572	451
eDreams ODIGEO SA 5.50%, 7/15/2027 (c)	EUR 1,507	1,298
Grifols Escrow Issuer SA
3.88%, 10/15/2028 (c)	EUR 552	444
4.75%, 10/15/2028 (a)	440	367
Grifols SA
1.63%, 2/15/2025 (c)	EUR 3,580	3,301
3.20%, 5/1/2025 (c)	EUR 400	363
2.25%, 11/15/2027 (c)	EUR 2,001	1,689
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (c)	EUR 500	407
3.50%, 4/30/2028 (c)	EUR 555	403
Iberdrola International BV (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (b) (c) (d) (e)	EUR 3,400	3,324
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (c)	EUR 1,134	921
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (c)	EUR 4,372	3,906
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (b) (c) (d) (e)	EUR 400	398
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b) (c)	EUR 3,550	3,505
Telefonica Emisiones SA
4.67%, 3/6/2038	930	806
5.21%, 3/8/2047	1,950	1,687
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (b) (c) (d) (e)	EUR 1,900	1,866
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (b) (c) (d) (e)	EUR 1,600	1,545
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (b) (c) (d) (e)	EUR 2,900	2,917
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (b) (c) (d) (e)	EUR 3,100	2,805
		65,226
Sweden — 0.4%
Dometic Group AB 3.00%, 5/8/2026 (c)	EUR 1,000	887
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e)	3,000	2,463
Verisure Holding AB
3.88%, 7/15/2026 (c)	EUR 1,207	1,081
3.25%, 2/15/2027 (c)	EUR 2,100	1,810
Verisure Midholding AB 5.25%, 2/15/2029 (c)	EUR 2,663	2,151
Volvo Car AB
2.00%, 1/24/2025 (c)	EUR 2,200	2,100
2.50%, 10/7/2027 (c)	EUR 600	536
		11,028
Switzerland — 0.7%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (d) (e)	891	800
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (b) (d) (e)	3,800	2,972
4.28%, 1/9/2028 (a)	6,530	5,862
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	1,585	1,373
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Switzerland — continued
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)	1,853	1,557
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	5,132	3,879
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	800	760
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	3,558	3,492
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (b)	2,195	2,115
		22,810
Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024 (c)	2,490	2,463
Thailand — 0.1%
Thai Oil PCL 3.63%, 1/23/2023 (c)	2,510	2,498
United Arab Emirates — 0.2%
DP World Crescent Ltd. 4.85%, 9/26/2028 (c)	2,490	2,524
Fab Sukuk Co. Ltd.
3.88%, 1/22/2024 (c)	1,490	1,485
2.50%, 1/21/2025 (c)	929	899
Mashreqbank PSC 4.25%, 2/26/2024 (c)	466	465
		5,373
United Kingdom — 3.7%
888 Acquisitions Ltd. 7.56%, 7/15/2027 (a)	EUR 1,070	925
Barclays plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (b) (c) (d) (e)	GBP 2,926	3,097
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	4,315	4,283
4.84%, 5/9/2028	710	670
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (b)	305	285
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	47

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (d) (e)	3,406	3,260
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (b) (c) (d) (e)	EUR 5,700	5,236
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (d) (e)	5,995	5,484
Constellation Automotive Financing plc 4.88%, 7/15/2027 (c)	GBP 1,031	935
CPUK Finance Ltd.
4.88%, 8/28/2025 (c)	GBP 500	542
4.50%, 8/28/2027 (c)	GBP 700	723
EC Finance plc 3.00%, 10/15/2026 (c)	EUR 2,639	2,444
eG Global Finance plc
3.63%, 2/7/2024 (c)	EUR 350	330
4.38%, 2/7/2025 (c)	EUR 2,575	2,398
Heathrow Funding Ltd. 5.88%, 5/13/2041 (c)	GBP 1,900	2,276
HSBC Holdings plc
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	2,318	2,136
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	8,312	7,328
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	4,135	4,036
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	8,500	7,186
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	535	443
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	1,981	1,788
Iceland Bondco plc 4.63%, 3/15/2025 (c)	GBP 1,725	1,452
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (c)	EUR 1,967	1,686
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (c)	EUR 454	405
INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (c)	EUR 1,023	848
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (c)	EUR 800	703
3.75%, 3/25/2029 (c)	EUR 500	369
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024 (c)	EUR 985	904
4.50%, 1/15/2026 (c)	EUR 500	419
6.88%, 11/15/2026 (c)	EUR 1,006	869
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
Lloyds Banking Group plc
4.05%, 8/16/2023	4,445	4,438
(EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (b) (c) (d) (e)	EUR 2,324	2,225
Motion Finco SARL 7.00%, 5/15/2025 (c)	EUR 450	450
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (e)	GBP 298	307
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	830	820
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (b) (d) (e)	GBP 7,361	7,269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (b)	4,800	4,802
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (c)	EUR 2,534	2,075
Pinnacle Bidco plc 5.50%, 2/15/2025 (c)	EUR 1,644	1,524
Punch Finance plc 6.13%, 6/30/2026 (c)	GBP 1,486	1,501
RAC Bond Co. plc 5.25%, 11/4/2027 (c)	GBP 1,078	1,010
Rolls-Royce plc
4.63%, 2/16/2026 (c)	EUR 551	529
5.75%, 10/15/2027 (a)	915	827
5.75%, 10/15/2027 (c)	GBP 970	1,054
Santander UK Group Holdings plc
4.75%, 9/15/2025 (a)	1,520	1,475
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	5,200	4,498
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	4,300	4,156
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (b)	1,619	1,526
Synthomer plc 3.88%, 7/1/2025 (c)	EUR 1,458	1,356
Virgin Media Finance plc 3.75%, 7/15/2030 (c)	EUR 600	470
Virgin Media Secured Finance plc 5.00%, 4/15/2027 (c)	GBP 2,900	3,099
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (c)	GBP 689	678
Vodafone Group plc
5.25%, 5/30/2048	1,550	1,431
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
4.88%, 6/19/2049	1,649	1,467
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (b) (c)	EUR 2,200	2,141
(EUR Swap Annual 5 Year + 3.00%), 2.62%, 8/27/2080 (b) (c)	EUR 616	555
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (b) (c)	EUR 2,900	2,330
		117,473
United States — 33.1%
AbbVie, Inc.
4.05%, 11/21/2039	2,415	2,129
4.70%, 5/14/2045	862	803
4.25%, 11/21/2049	1,555	1,367
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	410	380
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,690	5,577
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (c)	EUR 2,003	1,872
4.88%, 8/15/2026 (a)	700	648
ADT Security Corp. (The)
4.13%, 6/15/2023	290	286
4.13%, 8/1/2029 (a)	1,725	1,481
AES Corp. (The)
3.30%, 7/15/2025 (a)	781	741
1.38%, 1/15/2026	3,770	3,345
3.95%, 7/15/2030 (a)	1,568	1,432
Aetna, Inc. 2.80%, 6/15/2023	6,375	6,317
Air Lease Corp.
3.25%, 3/1/2025	1,400	1,336
2.88%, 1/15/2026	1,713	1,580
3.25%, 10/1/2029	4,550	3,927
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	100	102
4.63%, 1/15/2027 (a)	605	552
4.88%, 2/15/2030 (a)	425	372
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	2,685	2,574
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	950
Alexandria Real Estate Equities, Inc., REIT 1.88%, 2/1/2033	890	670
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	93	87
9.75%, 7/15/2027 (a)	94	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	258
5.88%, 6/1/2029 (a)	3,525	3,314
Amazon.com, Inc. 2.70%, 6/3/2060	1,465	982
Ameren Corp. 3.50%, 1/15/2031	850	777
American Airlines Pass-Through Trust Series 2021-1, 2.88%, 7/11/2034	1,130	945
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	129	124
6.50%, 4/1/2027	1,780	1,664
6.88%, 7/1/2028	885	840
5.00%, 10/1/2029	1,970	1,659
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (d) (e)	1,388	1,192
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR 200	175
American Tower Corp.
1.45%, 9/15/2026	2,970	2,609
2.10%, 6/15/2030	6,470	5,222
AmeriGas Partners LP 5.50%, 5/20/2025	505	479
Amgen, Inc.
2.45%, 2/21/2030	860	753
4.20%, 2/22/2052	3,820	3,326
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	190	186
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,028	2,294
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046	4,955	4,704
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048	3,631	3,228
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	853
5.75%, 1/15/2028 (a)	1,015	962
5.38%, 6/15/2029 (a)	415	381
Antero Resources Corp.
8.38%, 7/15/2026 (a)	208	223
7.63%, 2/1/2029 (a)	913	929
APi Group DE, Inc. 4.75%, 10/15/2029 (a)	218	180
Apple, Inc.
3.75%, 9/12/2047	3,650	3,270
2.65%, 2/8/2051	930	681
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	378
6.13%, 12/1/2028 (a)	2,175	1,701
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	49

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Arconic Corp.
6.00%, 5/15/2025 (a)	1,485	1,457
6.13%, 2/15/2028 (a)	700	657
Ardagh Metal Packaging Finance USA LLC
2.00%, 9/1/2028 (c)	EUR 990	819
3.00%, 9/1/2029 (c)	EUR 727	573
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (c)	EUR 1,885	1,526
4.13%, 8/15/2026 (a)	935	807
5.25%, 8/15/2027 (a)	365	264
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,060
Ashland Services BV 2.00%, 1/30/2028 (c)	EUR 407	348
AT&T, Inc.
2.55%, 12/1/2033	4,170	3,323
3.50%, 9/15/2053	3,980	2,934
3.55%, 9/15/2055	1,946	1,425
ATI, Inc. 4.88%, 10/1/2029	440	394
Audacy Capital Corp.
6.50%, 5/1/2027 (a)	416	136
6.75%, 3/31/2029 (a)	185	56
Avantor Funding, Inc.
3.88%, 7/15/2028 (c)	EUR 1,435	1,316
4.63%, 7/15/2028 (a)	1,156	1,052
Aviation Capital Group LLC 1.95%, 9/20/2026 (a)	205	172
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	250
5.38%, 3/1/2029 (a)	3,070	2,675
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	435
Ball Corp.
4.38%, 12/15/2023	EUR 1,525	1,546
1.50%, 3/15/2027	EUR 600	522
Baltimore Gas and Electric Co. 4.55%, 6/1/2052	1,060	1,010
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (d) (e)	661	653
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (b) (d) (e)	976	982
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (e)	235	233
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	4,060	3,876
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	5,405	4,796
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	3,060	2,774
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	1,875	1,594
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)	3,282	2,849
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	6,260	4,930
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	3,490	2,761
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	8,620	7,146
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	2,465	1,968
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	2,270	1,855
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	1,965	1,407
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	189
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	725	435
8.50%, 1/31/2027 (a)	298	143
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,797	2,308
9.00%, 12/15/2025 (a)	643	399
5.75%, 8/15/2027 (a)	29	21
7.00%, 1/15/2028 (a)	227	87
5.00%, 1/30/2028 (a)	610	229
4.88%, 6/1/2028 (a)	1,480	1,023
7.25%, 5/30/2029 (a)	252	97
5.25%, 1/30/2030 (a)	2,179	806
Belden, Inc. 3.38%, 7/15/2027 (c)	EUR 3,000	2,726
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (a)	512	488
Berry Global, Inc. 4.88%, 7/15/2026 (a)	1,284	1,250
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	398
Biogen, Inc. 2.25%, 5/1/2030	596	487
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	1,673	1,461
Block, Inc. 3.50%, 6/1/2031	415	341
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	379
Boeing Co. (The)
3.50%, 3/1/2039	2,500	1,839
5.71%, 5/1/2040	1,080	1,030
3.95%, 8/1/2059	1,190	827
Booz Allen Hamilton, Inc. 4.00%, 7/1/2029 (a)	100	88
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,414
BP Capital Markets America, Inc. 2.72%, 1/12/2032	2,200	1,918
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	1,500	1,359
Buckeye Partners LP
4.13%, 12/1/2027	435	385
4.50%, 3/1/2028 (a)	140	124
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	1,317	1,051
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	1,430	1,381
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	467	458
Calpine Corp. 5.25%, 6/1/2026 (a)	267	259
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (d) (e)	6,083	5,166
Carnival Corp.
1.88%, 11/7/2022	EUR 850	845
10.13%, 2/1/2026 (c)	EUR 1,521	1,582
6.00%, 5/1/2029 (a)	870	660
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	46	43
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	5,800
5.00%, 2/1/2028 (a)	3,475	3,176
5.38%, 6/1/2029 (a)	1,498	1,369
4.75%, 3/1/2030 (a)	7,188	6,178
4.50%, 8/15/2030 (a)	1,625	1,367
4.25%, 2/1/2031 (a)	2,422	1,976
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,875	2,674
CDW LLC
4.25%, 4/1/2028	3,686	3,412
3.25%, 2/15/2029	143	124
Cedar Fair LP
5.50%, 5/1/2025 (a)	1,270	1,246
5.25%, 7/15/2029	1,134	1,032
Centene Corp.
4.25%, 12/15/2027	857	814
4.63%, 12/15/2029	3,680	3,467
CenterPoint Energy, Inc. 2.95%, 3/1/2030	5,863	5,217
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	2,868
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,681
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (d) (e)	2,672	2,298
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (d) (e)	8,297	6,752
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,051
3.50%, 6/1/2041	1,260	873
5.38%, 5/1/2047	2,844	2,424
4.80%, 3/1/2050	1,725	1,354
3.70%, 4/1/2051	4,637	3,094
3.90%, 6/1/2052	1,130	766
Chemours Co. (The)
5.38%, 5/15/2027	160	148
5.75%, 11/15/2028 (a)	290	260
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	4,606	4,597
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	330	318
6.75%, 4/15/2029 (a)	1,985	1,938
Chevron USA, Inc. 2.34%, 8/12/2050	3,342	2,305
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	540	554
5.88%, 3/15/2026 (a)	170	151
5.25%, 7/15/2028 (a)	835	676
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (d) (e)	2,575	2,485
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	10,000	9,982
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	4,621	4,055
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (d) (e)	8,987	7,774
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	5,465	4,824
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	3,415	3,270
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	51

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	5,950	5,678
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	9,400	7,854
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	375	303
Clarios Global LP
6.25%, 5/15/2026 (a)	764	756
8.50%, 5/15/2027 (a)	298	293
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	207
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,074	1,858
7.75%, 4/15/2028 (a)	2,575	2,094
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	1,753	1,556
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,275	824
Comcast Corp.
2.80%, 1/15/2051	3,899	2,696
2.99%, 11/1/2063	3,052	2,041
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	1,208	1,098
5.00%, 3/15/2027 (a)	392	309
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,470	1,389
4.75%, 9/1/2029 (a)	855	728
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,877	1,755
6.13%, 4/1/2030 (a)	765	474
5.25%, 5/15/2030 (a)	295	223
4.75%, 2/15/2031 (a)	2,275	1,680
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,274
Conagra Brands, Inc. 0.50%, 8/11/2023	4,440	4,295
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,540	1,326
Constellation Energy Generation LLC 5.60%, 6/15/2042	2,735	2,736
Constellium SE
4.25%, 2/15/2026 (c)	EUR 641	596
5.63%, 6/15/2028 (a)	930	842
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	1,345	657
Coty, Inc.
3.88%, 4/15/2026 (c)	EUR 1,400	1,305
4.75%, 4/15/2026 (c)	EUR 600	544
5.00%, 4/15/2026 (a)	1,070	1,014
4.75%, 1/15/2029 (a)	420	372
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Crestwood Midstream Partners LP
5.75%, 4/1/2025	910	877
5.63%, 5/1/2027 (a)	100	93
Crown Americas LLC 4.75%, 2/1/2026	274	264
Crown Castle, Inc.
4.45%, 2/15/2026	3,000	2,985
3.30%, 7/1/2030	260	230
Crown European Holdings SA
2.63%, 9/30/2024 (c)	EUR 2,350	2,308
3.38%, 5/15/2025 (c)	EUR 500	496
CSC Holdings LLC
6.50%, 2/1/2029 (a)	2,180	2,006
5.75%, 1/15/2030 (a)	725	561
CVS Health Corp.
1.88%, 2/28/2031	2,405	1,935
2.13%, 9/15/2031	1,480	1,206
4.13%, 4/1/2040	1,205	1,053
2.70%, 8/21/2040	3,480	2,515
Danaher Corp. 2.80%, 12/10/2051	4,050	2,874
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,395
3.75%, 2/15/2031 (a)	648	477
DCP Midstream Operating LP
3.88%, 3/15/2023	580	579
6.75%, 9/15/2037 (a)	535	568
Dell International LLC
6.02%, 6/15/2026	14,775	15,346
4.90%, 10/1/2026	370	371
Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	605	578
Devon Energy Corp. 5.88%, 6/15/2028	439	452
Diamondback Energy, Inc. 3.13%, 3/24/2031	3,145	2,712
Discover Bank 4.20%, 8/8/2023	6,995	7,000
Discovery Communications LLC
3.63%, 5/15/2030	445	390
4.65%, 5/15/2050	1,620	1,231
DISH DBS Corp.
5.88%, 11/15/2024	6,645	6,014
7.75%, 7/1/2026	2,600	2,050
5.25%, 12/1/2026 (a)	3,795	3,133
5.75%, 12/1/2028 (a)	755	580
Duke Energy Corp. 2.45%, 6/1/2030	3,029	2,557
Duke Energy Progress LLC
3.40%, 4/1/2032	1,410	1,307
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.00%, 4/1/2052	490	433
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	315	280
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,566
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,107
4.13%, 4/1/2029 (a)	2,444	2,101
Edison International 3.55%, 11/15/2024	839	820
Elastic NV 4.13%, 7/15/2029 (a)	930	787
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,151
Embarq Corp. 8.00%, 6/1/2036	315	245
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	555	528
Encompass Health Corp.
5.75%, 9/15/2025	650	644
4.50%, 2/1/2028	642	562
4.75%, 2/1/2030	300	257
Endo Dac 6.00%, 6/30/2028 (a)	308	17
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	2,955	2,534
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	1,824
4.38%, 3/31/2029 (a)	3,230	2,627
Energy Transfer LP 5.35%, 5/15/2045	2,010	1,771
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (d) (e)	140	107
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	2,000	1,898
Entegris, Inc. 4.38%, 4/15/2028 (a)	200	177
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,087
Enterprise Products Operating LLC 3.20%, 2/15/2052	3,920	2,830
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	258	85
EQM Midstream Partners LP
4.00%, 8/1/2024	347	328
6.00%, 7/1/2025 (a)	35	34
4.50%, 1/15/2029 (a)	3,055	2,631
EQT Corp. 3.90%, 10/1/2027	1,175	1,112
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (i)	902	—
8.50%, 10/15/2024 ‡ (a) (i)	2,785	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (c) (i)	265	13
6.00%, 1/15/2028 (c) (i)	685	41
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	1,974	1,692
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	3,058
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,577
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (b)	1,466	1,394
Fiserv, Inc. 1.63%, 7/1/2030	EUR 5,000	4,301
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR 2,500	2,451
2.75%, 6/14/2024	GBP 946	1,030
1.36%, 2/7/2025	EUR 1,375	1,260
5.13%, 6/16/2025	2,965	2,896
3.25%, 9/15/2025	EUR 1,000	950
4.39%, 1/8/2026	500	471
4.54%, 8/1/2026	785	731
4.27%, 1/9/2027	6,125	5,595
4.95%, 5/28/2027	2,550	2,394
3.63%, 6/17/2031	3,062	2,479
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	373	351
4.25%, 3/1/2030	1,303	1,180
5.40%, 11/14/2034	8,434	7,998
5.45%, 3/15/2043	610	549
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,895	1,768
5.00%, 5/1/2028 (a)	2,100	1,841
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	410	320
Gartner, Inc.
4.50%, 7/1/2028 (a)	3,035	2,801
3.63%, 6/15/2029 (a)	1,620	1,393
3.75%, 10/1/2030 (a)	845	725
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,082
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,164	2,046
General Electric Co. 4.13%, 9/19/2035 (c)	EUR 3,800	3,897
General Motors Co.
6.13%, 10/1/2025	382	393
5.15%, 4/1/2038	1,600	1,406
Genesis Energy LP 7.75%, 2/1/2028	544	504
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	53

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Georgia Power Co. Series A, 2.10%, 7/30/2023	8,460	8,310
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,144
2.90%, 11/15/2031	3,450	2,795
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	1,569	1,475
3.50%, 3/1/2029 (a)	2,765	2,340
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	2,830	2,767
4.25%, 10/21/2025	1,815	1,790
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (d) (e)	3,709	3,069
3.50%, 11/16/2026	6,460	6,206
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	3,770	3,354
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	4,905	4,814
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	3,790	3,366
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	4,540	4,117
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	1,730	1,429
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	5,050	4,147
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	2,515	2,140
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	2,665	2,323
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,728	1,549
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	584
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	504
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	745
Gray Television, Inc.
5.88%, 7/15/2026 (a)	400	386
7.00%, 5/15/2027 (a)	373	368
Griffon Corp. 5.75%, 3/1/2028	2,055	1,901
HCA, Inc.
5.38%, 2/1/2025	3,437	3,470
5.88%, 2/15/2026	6,091	6,220
5.38%, 9/1/2026	1,000	1,003
4.50%, 2/15/2027	1,840	1,796
5.63%, 9/1/2028	4,770	4,794
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
3.50%, 9/1/2030	7,187	6,272
2.38%, 7/15/2031	4,335	3,439
3.50%, 7/15/2051	1,470	1,009
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,535	3,338
Hertz Corp. (The)
5.50%, 10/15/2024 (a) (i)	1,600	8
4.63%, 12/1/2026 (a)	1,140	976
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	415	385
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	654	598
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,611	1,539
Hologic, Inc.
4.63%, 2/1/2028 (a)	210	196
3.25%, 2/15/2029 (a)	482	411
Howmet Aerospace, Inc.
5.13%, 10/1/2024	622	618
5.90%, 2/1/2027	920	925
6.75%, 1/15/2028	83	85
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	1,337
Hyundai Capital America
1.30%, 1/8/2026 (a)	1,430	1,266
3.50%, 11/2/2026 (a)	8,025	7,531
3.50%, 11/2/2026 (c)	2,600	2,440
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,120	1,058
8.38%, 5/1/2027	2,728	2,403
5.25%, 8/15/2027 (a)	1,140	1,023
II-VI, Inc. 5.00%, 12/15/2029 (a)	2,389	2,127
ILFC E-Capital Trust I (N/A + 1.55%), 4.85%, 12/21/2065 (a) (b)	500	355
ILFC E-Capital Trust II (N/A + 1.80%), 5.10%, 12/21/2065 (a) (b)	535	385
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,545	2,161
International Game Technology plc
3.50%, 7/15/2024 (c)	EUR 1,400	1,392
6.50%, 2/15/2025 (a)	200	199
2.38%, 4/15/2028 (c)	EUR 2,042	1,715
IQVIA, Inc.
2.88%, 9/15/2025 (c)	EUR 325	315
1.75%, 3/15/2026 (c)	EUR 756	687
5.00%, 10/15/2026 (a)	545	528
5.00%, 5/15/2027 (a)	1,355	1,309
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.88%, 6/15/2028 (c)	EUR 2,699	2,414
2.25%, 3/15/2029 (c)	EUR 480	400
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	597	548
5.25%, 3/15/2028 (a)	297	272
5.00%, 7/15/2028 (a)	2,000	1,825
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	7,371	6,440
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	825
JBS USA LUX SA 6.50%, 4/15/2029 (a)	48	50
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	500	487
4.88%, 12/15/2027 (a)	870	674
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,294
Kansas City Southern 3.50%, 5/1/2050	1,250	982
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,000	834
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	3,765	3,583
4.05%, 4/15/2032	3,360	3,135
Kilroy Realty LP, REIT 2.50%, 11/15/2032	3,333	2,579
Kraft Heinz Foods Co. 2.25%, 5/25/2028 (c)	EUR 700	654
L3Harris Technologies, Inc. 4.85%, 4/27/2035	2,510	2,442
LABL, Inc. 6.75%, 7/15/2026 (a)	2,175	2,066
Lamar Media Corp. 4.00%, 2/15/2030	185	161
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	670	604
Lear Corp. 3.55%, 1/15/2052	1,104	719
Level 3 Financing, Inc.
5.38%, 5/1/2025	231	231
5.25%, 3/15/2026	38	39
4.63%, 9/15/2027 (a)	1,925	1,701
3.75%, 7/15/2029 (a)	1,035	831
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,670	1,616
6.50%, 5/15/2027 (a)	450	449
4.75%, 10/15/2027 (a)	1,800	1,638
3.75%, 1/15/2028 (a)	610	534
Lowe's Cos., Inc.
3.75%, 4/1/2032	2,860	2,634
4.25%, 4/1/2052	2,908	2,477
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	285	288
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series Y, 7.50%, 4/1/2024	915	921
5.63%, 4/1/2025	2,320	2,250
5.13%, 12/15/2026 (a)	2,389	2,064
4.00%, 2/15/2027 (a)	260	226
Series G, 6.88%, 1/15/2028	184	166
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,398
5.88%, 6/30/2029 (a)	1,250	1,028
Magallanes, Inc.
3.76%, 3/15/2027 (a)	5,630	5,259
4.28%, 3/15/2032 (a)	8,173	7,121
5.05%, 3/15/2042 (a)	1,765	1,443
Mallinckrodt International Finance SA 10.00%, 6/15/2029 (a)	283	143
Marriott International, Inc. Series FF, 4.63%, 6/15/2030	675	645
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	15	13
Masonite International Corp. 5.38%, 2/1/2028 (a)	95	88
Mattel, Inc.
3.15%, 3/15/2023	243	239
3.75%, 4/1/2029 (a)	700	624
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	570	552
7.25%, 4/15/2025 (a)	630	573
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	373
5.25%, 10/1/2029 (a)	1,085	912
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR 1,500	1,125
MetLife, Inc.
6.40%, 12/15/2036	435	446
9.25%, 4/8/2038 (a)	3,935	4,695
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	1,934
MGM Resorts International
6.00%, 3/15/2023	3,460	3,460
6.75%, 5/1/2025	2,885	2,882
4.63%, 9/1/2026	307	279
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	425	345
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	558
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	692
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	55

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	2,015	1,947
(SOFR + 0.95%), 3.24%, 2/18/2026 (b)	2,780	2,740
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	11,955	10,656
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	967	942
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	3,930	3,400
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	3,908	3,581
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	882	692
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	535	438
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	3,985	3,550
MPLX LP
4.13%, 3/1/2027	905	877
4.00%, 3/15/2028	813	778
2.65%, 8/15/2030	431	359
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	345	314
Navient Corp. 5.00%, 3/15/2027	385	330
NCR Corp.
5.75%, 9/1/2027 (a)	455	438
5.00%, 10/1/2028 (a)	2,595	2,443
5.13%, 4/15/2029 (a)	650	607
6.13%, 9/1/2029 (a)	2,290	2,184
Netflix, Inc.
4.38%, 11/15/2026	92	89
4.88%, 4/15/2028	785	763
5.88%, 11/15/2028	375	379
4.63%, 5/15/2029	EUR 1,000	987
5.38%, 11/15/2029 (a)	3,936	3,877
3.63%, 6/15/2030 (c)	EUR 1,000	908
New Albertsons LP
7.45%, 8/1/2029	197	193
8.00%, 5/1/2031	480	482
Newell Brands, Inc.
4.45%, 4/1/2026 (f)	1,580	1,486
5.75%, 4/1/2046 (f)	300	246
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	912	868
4.75%, 11/1/2028 (a)	1,160	1,050
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	2,499	2,106
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	562	514
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	326	327
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	335	313
Norfolk Southern Corp. 4.55%, 6/1/2053	1,930	1,819
Novelis Corp. 4.75%, 1/30/2030 (a)	615	535
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (c)	EUR 1,098	932
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	3,480	3,379
6.63%, 1/15/2027	310	308
5.75%, 1/15/2028	200	189
5.25%, 6/15/2029 (a)	210	188
Occidental Petroleum Corp.
8.00%, 7/15/2025	1,760	1,912
5.88%, 9/1/2025	1,740	1,784
8.88%, 7/15/2030	1,005	1,174
6.63%, 9/1/2030	770	823
OI European Group BV 3.13%, 11/15/2024 (c)	EUR 2,000	1,904
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,456	2,190
OneMain Finance Corp.
5.63%, 3/15/2023	625	619
7.13%, 3/15/2026	1,187	1,106
4.00%, 9/15/2030	1,120	835
Oracle Corp. 2.88%, 3/25/2031	1,690	1,401
Organon & Co.
2.88%, 4/30/2028 (c)	EUR 1,756	1,566
4.13%, 4/30/2028 (a)	2,880	2,584
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	400	397
5.00%, 8/15/2027 (a)	175	160
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025 (a)	241	224
6.63%, 5/13/2027 (a)	1,130	1,049
Pacific Gas and Electric Co.
4.25%, 8/1/2023	4,257	4,237
2.95%, 3/1/2026	1,006	914
4.65%, 8/1/2028	4,230	3,862
4.60%, 6/15/2043	1,222	937
4.75%, 2/15/2044	294	227
PacifiCorp 3.30%, 3/15/2051	1,760	1,362
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,735	1,514
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	248	211
Paysafe Finance plc 3.00%, 6/15/2029 (c)	EUR 1,210	914
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	200	200
5.50%, 10/15/2027 (a)	824	777
PetSmart, Inc.
4.75%, 2/15/2028 (a)	3,135	2,794
7.75%, 2/15/2029 (a)	1,000	942
PG&E Corp.
5.00%, 7/1/2028	2,865	2,544
5.25%, 7/1/2030	410	354
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,175	877
Pike Corp. 5.50%, 9/1/2028 (a)	177	146
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	305	300
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (d) (e)	5,495	4,440
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	176	172
5.50%, 12/15/2029 (a)	1,409	1,291
4.63%, 4/15/2030 (a)	1,000	868
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	3,906	3,654
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,171
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	750	722
3.38%, 8/31/2027 (a)	40	34
PTC, Inc. 4.00%, 2/15/2028 (a)	315	288
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,145
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	925	865
Range Resources Corp.
8.25%, 1/15/2029	340	357
4.75%, 2/15/2030 (a)	75	69
Raytheon Technologies Corp. 3.75%, 11/1/2046	1,880	1,564
Realogy Group LLC 5.25%, 4/15/2030 (a)	645	485
Regency Centers LP, REIT 2.95%, 9/15/2029	1,185	1,035
RHP Hotel Properties LP
4.75%, 10/15/2027	3,624	3,295
4.50%, 2/15/2029 (a)	755	652
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Rite Aid Corp.
7.50%, 7/1/2025 (a)	947	806
8.00%, 11/15/2026 (a)	2,273	1,852
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	435	365
3.63%, 3/1/2029 (a)	540	435
4.00%, 10/15/2033 (a)	435	324
Roper Technologies, Inc. 2.95%, 9/15/2029	5,006	4,410
Royal Caribbean Cruises Ltd. 11.63%, 8/15/2027 (a)	1,110	1,088
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	8,220	8,448
4.50%, 5/15/2030	2,394	2,292
Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	357	338
SBA Communications Corp.
3.88%, 2/15/2027	1,200	1,092
3.13%, 2/1/2029	1,460	1,203
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,195	1,138
4.50%, 10/15/2029	1,772	1,420
4.00%, 4/1/2031	2,495	1,874
4.38%, 2/1/2032	500	378
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	515	437
5.38%, 1/15/2031 (a)	100	83
Sempra Energy 3.80%, 2/1/2038	1,865	1,600
Sensata Technologies BV
5.00%, 10/1/2025 (a)	129	126
4.00%, 4/15/2029 (a)	5,285	4,563
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	156	139
3.75%, 2/15/2031 (a)	286	236
Service Corp. International
5.13%, 6/1/2029	325	308
3.38%, 8/15/2030	974	803
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR 2,100	2,060
2.25%, 6/1/2028	EUR 333	283
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	2,510	2,363
4.00%, 7/15/2028 (a)	440	383
5.50%, 7/1/2029 (a)	251	235
4.13%, 7/1/2030 (a)	940	796
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	57

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	625	600
5.50%, 4/15/2027 (a)	4,110	3,769
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	494	499
SM Energy Co. 6.63%, 1/15/2027	500	488
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	400	342
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,143
Series 13-A, 3.90%, 3/15/2043	564	458
3.65%, 2/1/2050	1,513	1,158
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,369
Southwestern Energy Co.
5.70%, 1/23/2025 (f)	147	147
8.38%, 9/15/2028	630	663
5.38%, 3/15/2030	1,160	1,087
Spectrum Brands, Inc.
5.75%, 7/15/2025	84	82
4.00%, 10/1/2026 (c)	EUR 1,450	1,369
5.00%, 10/1/2029 (a)	1,550	1,350
5.50%, 7/15/2030 (a)	2,031	1,750
3.88%, 3/15/2031 (a)	2,435	1,889
Sprint Capital Corp.
6.88%, 11/15/2028	4,210	4,446
8.75%, 3/15/2032	1,686	2,035
Sprint Corp.
7.63%, 2/15/2025	2,712	2,837
7.63%, 3/1/2026	756	800
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	300	266
6.13%, 7/1/2029 (a)	745	618
6.00%, 12/1/2029 (a)	280	228
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,840	2,691
Stagwell Global LLC 5.63%, 8/15/2029 (a)	544	461
Standard Industries, Inc.
2.25%, 11/21/2026 (c)	EUR 1,082	903
5.00%, 2/15/2027 (a)	34	31
4.75%, 1/15/2028 (a)	3,900	3,409
4.38%, 7/15/2030 (a)	420	333
Staples, Inc.
7.50%, 4/15/2026 (a)	3,065	2,590
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
10.75%, 4/15/2027 (a)	1,210	889
Summit Materials LLC 5.25%, 1/15/2029 (a)	583	524
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	550	533
Switch Ltd. 3.75%, 9/15/2028 (a)	1,385	1,372
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,500	2,148
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	590	576
3.70%, 4/14/2027	2,230	2,146
4.00%, 4/14/2032	720	664
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,947	1,949
5.50%, 1/15/2028 (a)	105	91
6.00%, 12/31/2030 (a)	400	350
6.00%, 9/1/2031 (a)	1,500	1,312
Targa Resources Partners LP
5.00%, 1/15/2028	352	343
4.00%, 1/15/2032	1,200	1,051
TEGNA, Inc. 4.63%, 3/15/2028	505	484
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,258
3.88%, 10/15/2031 (a)	435	335
Tenet Healthcare Corp.
4.63%, 9/1/2024 (a)	89	86
4.88%, 1/1/2026 (a)	4,545	4,318
6.25%, 2/1/2027 (a)	3,565	3,438
5.13%, 11/1/2027 (a)	1,237	1,146
4.63%, 6/15/2028 (a)	1,665	1,513
6.13%, 10/1/2028 (a)	345	317
4.25%, 6/1/2029 (a)	420	362
Tenneco, Inc.
5.00%, 7/15/2026	590	563
5.13%, 4/15/2029 (a)	265	257
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	260	238
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (i)	125	—
8.50%, 10/1/2022 ‡ (i)	250	—
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR 200	166
TI Automotive Finance plc 3.75%, 4/15/2029 (c)	EUR 1,513	1,140
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
T-Mobile USA, Inc.
4.75%, 2/1/2028	1,400	1,369
2.55%, 2/15/2031	3,480	2,896
2.25%, 11/15/2031	708	568
TransDigm, Inc. 6.25%, 3/15/2026 (a)	488	479
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	138	132
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	110	104
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	109	106
Transocean, Inc. 11.50%, 1/30/2027 (a)	193	186
Travel + Leisure Co.
6.60%, 10/1/2025 (f)	243	245
6.00%, 4/1/2027 (f)	99	94
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	946	815
5.13%, 4/1/2029 (a)	730	518
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,317	2,276
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	466	382
Triumph Group, Inc. 7.75%, 8/15/2025	715	602
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	1,460	1,267
UGI International LLC 2.50%, 12/1/2029 (c)	EUR 1,985	1,554
Union Electric Co. 3.90%, 4/1/2052	885	778
United Rentals North America, Inc.
5.50%, 5/15/2027	1,321	1,308
4.88%, 1/15/2028	195	182
3.88%, 2/15/2031	438	379
United States Cellular Corp. 6.70%, 12/15/2033	2,794	2,720
United States Steel Corp. 6.88%, 3/1/2029	525	513
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	120
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,290	2,292
VeriSign, Inc. 2.70%, 6/15/2031	3,171	2,602
Verizon Communications, Inc.
1.75%, 1/20/2031	3,960	3,140
2.55%, 3/21/2031	4,805	4,061
2.36%, 3/15/2032	1,800	1,477
2.65%, 11/20/2040	905	653
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	190
VICI Properties LP
3.50%, 2/15/2025 (a)	220	207
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.25%, 12/1/2026 (a)	823	771
5.75%, 2/1/2027 (a)	258	254
3.75%, 2/15/2027 (a)	240	217
4.63%, 12/1/2029 (a)	664	613
4.13%, 8/15/2030 (a)	245	215
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,054	3,018
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	321
3.70%, 1/30/2027 (a)	3,157	2,865
5.63%, 2/15/2027 (a)	820	789
4.38%, 5/1/2029 (a)	1,126	982
VMware, Inc.
4.70%, 5/15/2030	2,057	1,949
2.20%, 8/15/2031	3,895	3,037
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,300	1,954
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	7,000	6,858
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	4,790	4,221
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	7,030	6,622
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	4,820	4,553
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	3,320	3,133
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	4,205	3,562
4.90%, 11/17/2045	1,210	1,118
Welltower, Inc., REIT 3.85%, 6/15/2032	1,390	1,265
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	1,254	752
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	1,150	1,150
7.25%, 6/15/2028 (a)	125	126
William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	726
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,944
WMG Acquisition Corp.
2.75%, 7/15/2028 (c)	EUR 700	613
3.00%, 2/15/2031 (a)	1,306	1,037
2.25%, 8/15/2031 (c)	EUR 728	575
WP Carey, Inc.
2.40%, 2/1/2031	580	471
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	59

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.25%, 4/1/2033	2,800	2,129
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	180	166
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	1,875	1,796
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,069	2,575
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,313	1,119
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	2,830	2,451
		1,049,976
Total Corporate Bonds (Cost $2,136,423)		1,827,190
Foreign Government Securities — 15.6%
Angola — 0.3%
Republic of Angola
8.00%, 11/26/2029 (c)	3,420	2,830
8.75%, 4/14/2032 (a)	5,198	4,236
9.13%, 11/26/2049 (c)	4,430	3,304
		10,370
Australia — 0.8%
Commonwealth of Australia 5.50%, 4/21/2023 (c)	AUD 34,283	23,859
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (c)	4,041	3,016
Brazil — 0.7%
Notas do Tesouro Nacional 6.00%, 5/15/2035	BRL 27,420	20,986
Canada — 2.9%
Canada Government Bond
0.25%, 5/1/2023	CAD 62,972	46,880
1.50%, 6/1/2023	CAD 62,387	46,735
		93,615
China — 1.2%
People's Republic of China 2.75%, 2/17/2032	CNY253,170	36,732
Colombia — 0.3%
Republic of Colombia
3.13%, 4/15/2031	5,580	4,207
5.20%, 5/15/2049	5,688	3,865
		8,072
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Costa Rica — 0.1%
Republic of Costa Rica 6.13%, 2/19/2031 (c)	3,310	3,086
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	4,620	4,723
6.85%, 1/27/2045 (c)	1,680	1,422
		6,145
Ecuador — 0.1%
Republic of Ecuador 2.50%, 7/31/2035 (c) (f)	5,870	2,248
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (c)	2,239	1,229
Hungary — 0.3%
Hungary Government Bond
2.13%, 9/22/2031 (a)	2,618	1,907
7.63%, 3/29/2041	3,250	3,731
3.13%, 9/21/2051 (a)	6,150	3,812
		9,450
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	6,496
Italy — 1.4%
Italian Republic Government Bond
0.88%, 5/6/2024	13,407	12,556
2.38%, 10/17/2024	20,243	19,222
2.88%, 10/17/2029	15,840	13,490
		45,268
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	2,330	2,163
6.13%, 6/15/2033 (c)	4,060	3,414
6.88%, 10/17/2040 (a)	EUR 7,400	5,337
		10,914
Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039	2,806	3,271
7.88%, 7/28/2045	2,823	3,253
		6,524
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Kazakhstan — 0.1%
Republic of Kazakhstan 1.50%, 9/30/2034 (a)	EUR 6,252	4,741
Kenya — 0.2%
Republic of Kenya 6.30%, 1/23/2034 (a)	10,085	6,858
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (c) (i)	3,207	227
6.65%, 11/3/2028 (c) (i)	3,134	216
		443
Mexico — 2.4%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN851,970	38,958
8.50%, 11/18/2038	MXN511,000	24,160
United Mexican States
3.77%, 5/24/2061	7,068	4,719
3.75%, 4/19/2071	11,835	7,754
		75,591
Nigeria — 0.3%
Federal Republic of Nigeria
7.88%, 2/16/2032 (c)	630	452
7.38%, 9/28/2033 (a)	3,770	2,516
7.63%, 11/28/2047 (c)	10,214	6,282
		9,250
Oman — 0.2%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (c)	3,200	3,140
6.75%, 1/17/2048 (c)	3,450	3,066
		6,206
Paraguay — 0.4%
Republic of Paraguay
5.00%, 4/15/2026 (a) (c)	3,269	3,263
4.95%, 4/28/2031 (a)	4,630	4,451
3.85%, 6/28/2033 (a)	1,521	1,301
5.60%, 3/13/2048 (c)	990	842
5.40%, 3/30/2050 (c)	2,278	1,902
		11,759
Philippines — 0.1%
Republic of Philippines 2.95%, 5/5/2045	5,550	4,121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Portugal — 0.4%
Portuguese Republic 5.13%, 10/15/2024 (c)	12,380	12,659
Qatar — 0.3%
State of Qatar
4.63%, 6/2/2046 (c)	528	533
5.10%, 4/23/2048 (c)	5,270	5,632
4.40%, 4/16/2050 (a)	2,960	2,875
		9,040
Romania — 0.1%
Romania Government Bond 4.63%, 4/3/2049 (a)	EUR 3,467	2,574
Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033 (c)	6,380	5,137
6.75%, 3/13/2048 (c)	6,320	4,394
		9,531
Serbia — 0.2%
Republic of Serbia 1.50%, 6/26/2029 (a)	EUR 7,700	5,549
South Africa — 1.1%
Republic of South Africa
4.30%, 10/12/2028	5,530	4,892
7.00%, 2/28/2031	ZAR326,737	15,128
8.88%, 2/28/2035	ZAR220,942	10,937
5.75%, 9/30/2049	6,780	4,805
		35,762
United Arab Emirates — 0.4%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (a)	4,965	5,029
4.00%, 7/28/2050 (a)	6,850	4,319
4.95%, 7/7/2052 (a)	3,433	3,605
		12,953
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	1,152	1,169
Total Foreign Government Securities (Cost $568,297)		496,216
Convertible Bonds — 4.8%
Austria — 0.1%
ams-OSRAM AG 2.13%, 11/3/2027 (c)	EUR 2,000	1,421
Cayman Islands — 0.1%
H World Group Ltd. 0.38%, 11/1/2022	3,860	3,850
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	61

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
China — 0.1%
GDS Holdings Ltd. 2.00%, 6/1/2025	3,545	3,343
Israel — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,346	6,406
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	2,370	2,527
United States — 4.2%
8x8, Inc. 0.50%, 2/1/2024	3,000	2,520
Air Transport Services Group, Inc. 1.13%, 10/15/2024	1,750	1,940
Airbnb, Inc. Zero Coupon, 3/15/2026	7,835	6,719
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	4,967	4,150
ATI, Inc. 3.50%, 6/15/2025	2,850	5,784
Bentley Systems, Inc. 0.13%, 1/15/2026	2,506	2,274
BigCommerce Holdings, Inc. 0.25%, 10/1/2026 (a)	6,506	4,780
Block, Inc.
0.13%, 3/1/2025	1,725	1,706
Zero Coupon, 5/1/2026	3,195	2,639
0.25%, 11/1/2027	840	649
Box, Inc. Zero Coupon, 1/15/2026	2,759	3,176
Callaway Golf Co. 2.75%, 5/1/2026	1,433	2,057
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	3,957	3,218
Confluent, Inc. Zero Coupon, 1/15/2027 (a)	500	373
Dropbox, Inc. Zero Coupon, 3/1/2028	7,816	6,907
Envestnet, Inc.
1.75%, 6/1/2023	3,505	3,558
0.75%, 8/15/2025	760	665
Eventbrite, Inc. 0.75%, 9/15/2026	1,897	1,354
Everbridge, Inc. Zero Coupon, 3/15/2026	4,874	4,324
Ford Motor Co. Zero Coupon, 3/15/2026	3,583	3,898
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	5,365	4,592
Guess?, Inc. 2.00%, 4/15/2024	2,245	2,223
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	3,245	2,991
Itron, Inc. Zero Coupon, 3/15/2026	3,270	2,681
JetBlue Airways Corp. 0.50%, 4/1/2026	2,490	1,875
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,213
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	4,482
Lyft, Inc. 1.50%, 5/15/2025	4,720	4,135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Microchip Technology, Inc. 1.63%, 2/15/2027	1,435	2,713
ON Semiconductor Corp. Zero Coupon, 5/1/2027	6,506	9,317
Palo Alto Networks, Inc. 0.38%, 6/1/2025	3,790	7,193
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	3,248
PetIQ, Inc. 4.00%, 6/1/2026	590	505
RingCentral, Inc. Zero Coupon, 3/1/2025	1,975	1,665
Silicon Laboratories, Inc. 0.63%, 6/15/2025	4,285	5,130
Snap, Inc.
0.75%, 8/1/2026	1,075	978
Zero Coupon,5/1/2027	1,711	1,236
0.13%, 3/1/2028 (a)	1,025	710
Southwest Airlines Co. 1.25%, 5/1/2025	2,750	3,436
Summit Hotel Properties, Inc. REIT, 1.50%, 2/15/2026	1,156	1,026
TripAdvisor, Inc. 0.25%, 4/1/2026	4,350	3,615
Twitter, Inc. Zero Coupon, 3/15/2026	1,125	1,007
Vail Resorts, Inc. Zero Coupon, 1/1/2026	2,210	2,001
Wolfspeed, Inc. 0.25%, 2/15/2028 (a)	2,055	2,327
		133,990
Total Convertible Bonds (Cost $161,679)		151,537
Commercial Mortgage-Backed Securities — 3.2%
United States — 3.2%
A10 Revolving Asset Financing I LLC , 6.34%, 1/9/2020 ‡ (h)	250	250
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	4,375	4,107
BANK
Series 2019-BN16, Class C, 4.79%, 2/15/2052 ‡ (h)	334	304
Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡ (h)	1,168	1,042
Series 2018-BN13, Class C, 4.72%, 8/15/2061 ‡ (h)	1,703	1,528
Series 2019-BN20, Class XA, IO, 0.94%, 9/15/2062 (h)	7,675	339
Series 2019-BN20, Class C, 3.78%, 9/15/2062 ‡ (h)	2,556	2,158
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (h)	32,377	1,603
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (h)	5,352	4,519
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.11%, 2/28/2025 ‡ (h)	13,900	12,498
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (h)	484	431
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 ‡ (h)	303	259
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (h)	353	339
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (h)	5,920	5,392
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023 (h)	63,775	126
Series K729, Class X1, IO, 0.47%, 10/25/2024 (h)	25,615	144
Series K731, Class X3, IO, 2.18%, 5/25/2025 (h)	3,460	178
Series K739, Class X1, IO, 1.32%, 9/25/2027 (h)	38,673	1,824
Series K104, Class X1, IO, 1.25%, 1/25/2030 (h)	25,639	1,668
Series K108, Class X1, IO, 1.81%, 3/25/2030 (h)	11,994	1,212
Series K117, Class X1, IO, 1.34%, 8/25/2030 (h)	42,688	3,240
Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (h)	7,620	2,137
Series K153, Class X3, IO, 3.91%, 4/25/2035 (h)	5,560	1,432
Series K036, Class X3, IO, 2.18%, 12/25/2041 (h)	31,545	742
Series K720, Class X3, IO, 2.13%, 8/25/2042 (h)	2,580	—
Series K041, Class X3, IO, 1.70%, 11/25/2042 (h)	30,520	916
Series K054, Class X3, IO, 1.65%, 4/25/2043 (h)	66,098	3,080
Series K047, Class X3, IO, 1.55%, 6/25/2043 (h)	28,400	1,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series K050, Class X3, IO, 1.61%, 10/25/2043 (h)	21,110	841
Series K052, Class X3, IO, 1.67%, 1/25/2044 (h)	15,770	711
Series K726, Class X3, IO, 2.22%, 7/25/2044 (h)	6,381	215
Series K067, Class X3, IO, 2.19%, 9/25/2044 (h)	25,210	2,185
Series K729, Class X3, IO, 2.03%, 11/25/2044 (h)	7,055	259
Series K724, Class X3, IO, 1.95%, 12/25/2044 (h)	10,996	232
Series K071, Class X3, IO, 2.08%, 11/25/2045 (h)	19,450	1,702
Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	12,354	1,158
Series K089, Class X3, IO, 2.38%, 1/25/2046 (h)	11,650	1,399
Series K078, Class X3, IO, 2.29%, 6/25/2046 (h)	10,990	1,157
Series K088, Class X3, IO, 2.43%, 2/25/2047 (h)	12,520	1,547
Series K094, Class X3, IO, 2.20%, 7/25/2047 (h)	4,450	520
FNMA ACES
Series 2019-STl B, Class ASQ2, 9.25%, 10/11/2026 ‡	3,800	3,800
Series 2020-M39, Class X2, IO, 1.67%, 8/25/2031 (h)	10,868	947
Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (h)	3,251	57
FREMF Series 2018-KF46, Class B, 4.31%, 3/25/2028 (a) (h)	805	784
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.91%, 2/25/2024 (a) (h)	624	623
Series 2017-KF31, Class B, 5.26%, 4/25/2024 (a) (h)	685	680
Series 2017-KF36, Class B, 5.01%, 8/25/2024 (a) (h)	572	571
Series 2017-KF38, Class B, 4.86%, 9/25/2024 (a) (h)	250	250
Series 2017-KF41, Class B, 4.86%, 11/25/2024 (a) (h)	324	322
Series 2018-KF42, Class B, 4.56%, 12/25/2024 (a) (h)	647	629
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	63

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2018-KF45, Class B, 4.31%, 3/25/2025 (a) (h)	214	209
Series 2018-KF47, Class B, 4.36%, 5/25/2025 (a) (h)	156	154
Series 2016-KF24, Class B, 7.36%, 10/25/2026 (a) (h)	172	173
Series 2017-KF40, Class B, 5.06%, 11/25/2027 (a) (h)	537	529
Series 2018-KF50, Class B, 4.26%, 7/25/2028 (a) (h)	645	634
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (h)	900	875
Series 2017-K728, Class B, 3.77%, 11/25/2050 (a) (h)	4,200	4,117
Series 2017-K728, Class C, 3.77%, 11/25/2050 (a) (h)	1,265	1,229
GNMA
Series 2013-48, IO, 0.35%, 7/16/2054 (h)	12,911	146
Series 2017-9, IO, 0.59%, 1/16/2057 (h)	6,794	250
Series 2017-151, IO, 0.75%, 9/16/2057 (h)	2,414	103
Series 2016-157, IO, 0.90%, 11/16/2057 (h)	7,665	355
Series 2016-119, IO, 0.84%, 4/16/2058 (h)	4,535	147
Series 2017-54, IO, 0.68%, 12/16/2058 (h)	2,792	118
Series 2017-23, IO, 0.62%, 5/16/2059 (h)	5,848	223
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.20%, 5/10/2050 ‡ (h)	605	567
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (h)	293	281
Hunt Companies Finance Trust, Inc. , 7.25%, 2/13/2025	6,000	6,000
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (h)	860	776
Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (h)	395	370
JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.30%, 10/15/2050 (h)	335	302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.52%, 12/15/2049 ‡ (h)	484	424
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (h)	1,171	517
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.21%, 2/15/2047 ‡ (h)	364	359
Series 2015-C24, Class C, 4.48%, 5/15/2048 ‡ (h)	607	570
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.49%, 11/14/2042 ‡ (h)	821	804
Series 2015-MS1, Class B, 4.16%, 5/15/2048 ‡ (h)	470	447
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡ (h)	1,795	1,672
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	1,537	1,501
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (h)	862	829
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (h)	2,503	2,375
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (h)	386	340
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (h)	1,007	921
Total Commercial Mortgage-Backed Securities (Cost $112,150)		101,420
Asset-Backed Securities — 2.5%
Cayman Islands — 0.0% ^
LCM XVI LP Series 16A, Class A2R, 3.69%, 10/15/2031 (a) (h)	1,860	1,834
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	192	183
		2,017
United States — 2.5%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	971	952
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 4.02%, 4/25/2034 ‡ (h)	39	38
American Credit Acceptance Receivables Trust Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,739	3,708
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.26%, 2/25/2034 ‡ (h)	48	45
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	680	671
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	810	779
Business Jet Securities LLC Series 2020-1A, Class C, 7.14%, 11/15/2035 (a)	1,745	1,718
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	1,314	1,314
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.57%, 12/25/2032 ‡ (h)	18	18
Series 2004-ECC2, Class M2, 3.42%, 12/25/2034 ‡ (h)	811	796
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	1,104	1,099
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	1,636	1,637
Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	2,940
DRIVEN BRANDS FUNDING LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,790	1,633
DT Auto Owner Trust Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	3,067	3,030
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	900	903
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,790	1,794
Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	880	882
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	1,570	1,546
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	889	888
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2022-3FP, Class B, 5.79%, 8/20/2029 ‡ (a)	7,310	7,260
Fremont Home Loan Trust Series 2004-2, Class M2, 3.37%, 7/25/2034 (h)	7	7
GLS Auto Receivables Issuer Trust Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	3,530	3,092
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	2,506	2,355
Home Equity Asset Trust Series 2004-6, Class M2, 3.34%, 12/25/2034 ‡ (h)	33	33
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	723	722
Series 2019-1, Class A, 2.95%, 5/15/2028	534	455
Series 2020-1, Class B, 7.75%, 11/15/2028	430	423
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 3.42%, 7/25/2034 (h)	25	24
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	73	73
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 3.30%, 1/25/2034 ‡ (h)	1	1
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (a)	5,704	5,048
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	422	410
Series 2018, Class B, 4.61%, 2/9/2030 ‡	433	425
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (a)	1,250	1,245
Pagaya AI Technology in Housing Trust Series 2022-1, Class D, 4.25%, 8/25/2025 (a)	2,668	2,421
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 4.79%, 4/25/2023 (a) (h)	1,980	1,934
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	1,066	1,065
RASC Trust
Series 2005-EMX1, Class M1, 3.09%, 3/25/2035 ‡ (h)	243	241
Series 2005-KS2, Class M1, 3.09%, 3/25/2035 ‡ (h)	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	65

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 ‡ (f)	56	56
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (f)	620	557
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	1,253	1,194
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	210	209
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	2,760	2,634
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,960	2,804
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	3,806
Saxon Asset Securities Trust Series 2004-3, Class M1, 3.34%, 12/26/2034 ‡ (h)	168	164
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 3.44%, 10/25/2033 ‡ (h)	29	29
Tesla Auto Lease Trust
Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	1,220	1,200
Series 2021-A, Class D, 1.34%, 3/20/2025 (a)	3,826	3,558
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	7,300	6,891
Westlake Automobile Receivables Trust Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,867
		78,599
Total Asset-Backed Securities (Cost $83,663)		80,616
U.S. Treasury Obligations — 2.3%
United States — 2.3%
U.S. Treasury Bonds , 2.00%, 8/15/2051	20	15
U.S. Treasury Notes , 2.88%, 5/15/2032	74,987	73,089
Total U.S. Treasury Obligations (Cost $74,581)		73,104
Collateralized Mortgage Obligations — 1.6%
United Kingdom — 0.0% ^
Brass NO 8 plc Series 8A, Class A1, 3.62%, 11/16/2066 (a) (h)	632	632
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — 1.6%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	2,024	1,831
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	44	40
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	722	610
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	1,544	1,484
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (h)	679	660
Angel Oak Mortgage Trust I LLC Series 2019-4, Class A3, 3.30%, 7/26/2049 (a) (h)	62	62
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 3.65%, 2/25/2037 (h)	23	22
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 5.19%, 5/25/2023 (a) (h)	1,210	1,189
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	951	506
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 4.54%, 10/25/2039 ‡ (h)	331	328
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 2.89%, 8/19/2045 (h)	439	390
FHLMC STACR Trust Series 2018-HQA2, Class M2, 4.74%, 10/25/2048 (a) (h)	1,350	1,352
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 4.41%, 8/15/2026 (h)	153	4
Series 4304, Class DI, IO, 2.50%, 1/15/2027	83	1
Series 4030, Class IL, IO, 3.50%, 4/15/2027	109	5
Series 4043, Class PI, IO, 2.50%, 5/15/2027	619	26
Series 4057, Class UI, IO, 3.00%, 5/15/2027	311	11
Series 4120, Class UI, IO, 3.00%, 10/15/2027	320	12
Series 4323, Class IW, IO, 3.50%, 4/15/2028	45	1
Series 4311, Class QI, IO, 3.00%, 10/15/2028	305	9
Series 4324, Class AI, IO, 3.00%, 11/15/2028	197	7
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 4313, Class UI, IO, 3.00%, 3/15/2029	507	28
Series 4280, Class KI, IO, 3.50%, 9/15/2031	182	4
Series 3459, Class JS, IF, IO, 3.86%, 6/15/2038 (h)	170	18
Series 4018, Class HI, IO, 4.50%, 3/15/2041	91	7
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	144	22
Series 4173, Class I, IO, 4.00%, 3/15/2043	376	65
Series 4305, Class SK, IF, IO, 4.21%, 2/15/2044 (h)	3,693	518
Series 4372, Class SY, IF, IO, 3.71%, 8/15/2044 (h)	491	57
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,451	218
Series 4694, Class SA, IF, IO, 3.71%, 6/15/2047 (h)	3,107	458
Series 4689, Class SD, IF, IO, 3.76%, 6/15/2047 (h)	6,044	890
Series 4714, Class SA, IF, IO, 3.76%, 8/15/2047 (h)	4,735	657
Series 4983, Class SY, IF, IO, 3.66%, 5/25/2050 (h)	6,722	924
Series 5022, IO, 3.00%, 9/25/2050	7,436	1,061
Series 5023, Class MI, IO, 3.00%, 10/25/2050	13,680	2,452
Series 5072, Class DI, IO, 3.50%, 2/25/2051	12,805	2,378
FHLMC, STRIPS Series 319, Class S2, IF, IO, 3.61%, 11/15/2043 (h)	7,167	917
FNMA, REMIC
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	607	34
Series 2013-15, IO, 2.50%, 3/25/2028	969	46
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	640	38
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	335	15
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	55	1
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	2,824	124
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	2,540	270
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	622	63
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	8	—
Series 2012-93, Class SE, IF, IO, 3.66%, 9/25/2042 (h)	1,719	213
Series 2012-93, Class SG, IF, IO, 3.66%, 9/25/2042 (h)	318	36
Series 2012-133, Class NS, IF, IO, 3.71%, 12/25/2042 (h)	3,186	390
Series 2014-14, Class SA, IF, IO, 3.51%, 4/25/2044 (h)	4,901	609
Series 2015-40, Class LS, IF, IO, 3.73%, 6/25/2045 (h)	2,530	309
Series 2015-85, Class SA, IF, IO, 3.18%, 11/25/2045 (h)	3,198	346
Series 2016-25, Class SL, IF, IO, 3.56%, 5/25/2046 (h)	3,412	436
Series 2016-39, Class LS, IF, IO, 3.56%, 7/25/2046 (h)	10,083	1,520
Series 2016-61, Class ST, IF, IO, 3.56%, 9/25/2046 (h)	6,800	863
Series 2016-75, Class SC, IF, IO, 3.66%, 10/25/2046 (h)	8,456	779
Series 2017-13, Class AS, IF, IO, 3.61%, 2/25/2047 (h)	6,062	824
Series 2019-42, Class SK, IF, IO, 3.61%, 8/25/2049 (h)	3,887	501
Series 2017-57, Class SA, IF, IO, 3.66%, 8/25/2057 (h)	3,373	497
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	39	—
Series 401, Class C6, IO, 4.50%, 10/25/2029	196	8
GNMA
Series 2011-13, Class S, IF, IO, 3.56%, 1/16/2041 (h)	358	32
Series 2017-107, Class KS, IF, IO, 3.83%, 7/20/2047 (h)	3,853	450
Series 2019-42, Class SJ, IF, IO, 3.68%, 4/20/2049 (h)	2,681	334
Series 2019-115, Class SD, IF, IO, 3.73%, 9/20/2049 (h)	1,075	122
Series 2015-H13, Class GI, IO, 1.48%, 4/20/2065 (h)	2,263	52
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	67

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	1,838	1,673
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (h)	127	32
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 2.56%, 8/19/2037 (h)	111	99
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 2.80%, 5/25/2036 (h)	1,740	1,540
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 ‡ (h)	162	110
PNMAC FMSR ISSUER TRUST
Series 2018-GT1, Class A, 5.29%, 2/25/2023 (a) (h)	1,400	1,386
Series 2018-GT2, Class A, 5.09%, 8/25/2025 (a) (h)	3,690	3,600
SART Series 2017-14.75%, 7/15/2024	1,190	1,170
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (h)	161	160
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 3.35%, 2/25/2035 (h)	95	94
Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (f)	406	396
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (a) (h)	12,600	12,552
		50,948
Total Collateralized Mortgage Obligations (Cost $58,883)		51,580
Loan Assignments — 1.4% (b) (j)
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 4/6/2026	574	549
United Kingdom — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 2/1/2024	547	542
United States — 1.4%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 10/19/2027	940	907
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Brooks Automation, 1st Lien Term Loan B (ICE SOFR USD 1 Month + 3.35%; ICE SOFR USD 6 Month + 3.35%), 5.51%, 2/1/2029 (k)	362	347
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030	225	204
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.97%, 5/17/2028	1,834	1,497
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 12/23/2024	5,627	5,548
Chamberlain Group LLC (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 11/3/2028	1,614	1,533
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (l)	1,646	1,555
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 5/17/2028	4,764	4,097
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/4/2028	351	335
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.95%, 5/3/2025 (k)	128	127
Envision Healthcare Corp., 1st Lien Term Loan (3-MONTH SOFR + 3.75%), 6.12%, 10/10/2025	482	125
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (i)	49	5
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 12/1/2027	4,592	4,507
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/16/2024	3,762	3,643
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.77%, 4/25/2025	447	437
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 5.09%, 11/8/2028 (k)	246	241
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 1/29/2026	2,128	2,074
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.27%, 2/5/2025	1,063	1,039
(1-MONTH CME TERM SOFR + 3.00%), 5.39%, 12/15/2027	870	840
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 5/5/2028	864	847
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028	621	598
Moran Foods LLC, 1st Lien Term Loan 7.00%, 12/31/2038	57	48
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡	435	370
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024	455	279
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 9/24/2028	1,762	1,711
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.53%, 1/21/2028	518	506
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 12/28/2027	1,023	927
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.02%, 12/22/2025	3,215	2,696
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 6/11/2028	17	16
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 11/8/2024	179	175
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.89%, 8/10/2023	2,962	1,651
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 10.48%, 5/18/2026	175	163
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.78%, 4/16/2026	63	56
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Team Health Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.25%), 7.71%, 3/2/2027	966	857
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028	742	717
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028 (k)	66	64
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028	1,031	962
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 5/4/2026	982	955
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 12/24/2028	462	445
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 5/16/2024	205	203
		43,307
Total Loan Assignments (Cost $48,332)		44,398
Supranational — 0.4%
African Export-Import Bank (The), 5.25%, 10/11/2023 (c)	2,380	2,362
European Union, 0.10%, 10/4/2040 (c)	EUR 14,420	9,437
Total Supranational (Cost $18,767)		11,799
	SHARES (000)
Common Stocks — 0.2%
France — 0.0% ^
Vallourec SA *	85	882
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	972
United States — 0.2%
Chesapeake Energy Corp.	2	160
Chord Energy Corp.	24	3,353
Claire's Stores, Inc. ‡ *	1	330
Clear Channel Outdoor Holdings, Inc. *	71	113
EP Energy Corp. *	10	89
Goodman Networks, Inc. ‡ *	—	—(m)
iHeartMedia, Inc., Class A *	24	217
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	69

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Mallinckrodt plc *	10	122
Moran Foods Backstop Equity ‡ *	23	15
MYT Holding Co. ‡ *	247	305
NMG, Inc. *	2	280
Vistra Corp.	6	155
		5,139
Total Common Stocks (Cost $5,061)		6,993
	NO. OF WARRANTS (000)
Warrants — 0.1%
United Kingdom — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	43	2,180
United States — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 32.86 USD *	3	242
expiring 2/9/2026, price 25.10 USD *	5	426
expiring 2/9/2026, price 29.18 USD *	5	452
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	1	11
		1,131
Total Warrants (Cost $—)		3,311
	SHARES (000)
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ *(Cost $279)	1	2,299
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	1	—
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	419	459
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (n)	13	251
Total Preferred Stocks (Cost $697)		710
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *	8	—
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	6	8
Total Rights (Cost $—)		8
	SHARES (000)
Short-Term Investments — 6.8%
Investment Companies — 6.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (o) (p)(Cost $215,363)	215,334	215,420
Total Investments — 96.5% (Cost $3,484,175)		3,066,601
Other Assets Less Liabilities — 3.5%		110,360
NET ASSETS — 100.0%		3,176,961

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
CNY	China Yuan
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2022

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(i)	Defaulted security.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of August 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Value is zero.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2022.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	71

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	149	09/08/2022	EUR	22,116	(344)
Euro-Buxl	238	09/08/2022	EUR	39,216	(1,473)
Euro-Schatz	12	09/08/2022	EUR	1,309	(9)
U.S. Treasury 10 Year Ultra Note	2,496	12/20/2022	USD	311,649	(1,392)
U.S. Treasury Ultra Bond	653	12/20/2022	USD	97,215	808
					(2,410)
Short Contracts
Euro-Bobl	(1,903)	09/08/2022	EUR	(235,190)	3,053
Euro-Bund	(119)	09/08/2022	EUR	(17,663)	489
Euro-Buxl	(16)	09/08/2022	EUR	(2,636)	141
Japan 10 Year Bond	(101)	09/12/2022	JPY	(108,666)	(277)
U.S. Treasury 10 Year Note	(1,592)	12/20/2022	USD	(185,667)	991
U.S. Treasury 10 Year Ultra Note	(2,155)	12/20/2022	USD	(269,072)	1,228
U.S. Treasury Long Bond	(285)	12/20/2022	USD	(38,609)	18
U.S. Treasury Ultra Bond	(313)	12/20/2022	USD	(46,598)	(400)
U.S. Treasury 2 Year Note	(3,849)	12/30/2022	USD	(801,554)	1,197
U.S. Treasury 5 Year Note	(2,087)	12/30/2022	USD	(230,972)	978
					7,418
					5,008

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2022

Forward foreign currency exchange contracts outstanding as of August 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	362,122	USD	361,742	HSBC Bank, NA	9/6/2022	2,267
USD	366,081	EUR	357,175	BNP Paribas	9/6/2022	7,045
USD	11,693	EUR	11,409	HSBC Bank, NA	9/6/2022	224
USD	37,007	GBP	30,626	HSBC Bank, NA	9/6/2022	1,425
CNY	110,724	USD	15,998	Goldman Sachs International**	9/22/2022	72
CZK	196,015	EUR	7,934	BNP Paribas	9/22/2022	33
EUR	7,958	CHF	7,657	Goldman Sachs International	9/22/2022	162
EUR	7,718	HUF	3,078,018	Goldman Sachs International	9/22/2022	82
EUR	7,988	ILS	26,501	Barclays Bank plc	9/22/2022	74
EUR	7,916	ILS	26,385	BNP Paribas	9/22/2022	37
EUR	7,916	PLN	37,267	Barclays Bank plc	9/22/2022	63
EUR	600	USD	601	BNP Paribas	9/22/2022	3
INR	1,292,925	USD	16,212	Citibank, NA**	9/22/2022	21
INR	1,281,153	USD	16,060	Standard Chartered Bank**	9/22/2022	24
USD	25,471	AUD	35,799	State Street Corp.	9/22/2022	968
USD	4,781	BRL	24,742	Barclays Bank plc**	9/22/2022	48
USD	8,038	BRL	41,945	BNP Paribas**	9/22/2022	16
USD	96,484	CAD	123,089	BNP Paribas	9/22/2022	2,777
USD	16,222	CNY	109,901	BNP Paribas**	9/22/2022	272
USD	75,679	CNY	509,907	HSBC Bank, NA**	9/22/2022	1,673
USD	24,837	COP	105,155,979	Goldman Sachs International**	9/22/2022	1,168
USD	95,170	EUR	92,193	BNP Paribas	9/22/2022	2,396
USD	824	EUR	800	Citibank, NA	9/22/2022	19
USD	3,312	EUR	3,257	Goldman Sachs International	9/22/2022	35
USD	16,251	IDR	238,498,119	BNP Paribas**	9/22/2022	209
USD	8,037	KRW	10,745,575	Citibank, NA**	9/22/2022	29
USD	36,258	KRW	47,496,571	Goldman Sachs International**	9/22/2022	866
USD	7,957	MXN	159,405	Citibank, NA	9/22/2022	75
USD	74,629	MXN	1,497,897	Goldman Sachs International	9/22/2022	567
USD	24,196	PHP	1,347,434	BNP Paribas**	9/22/2022	257
USD	8,074	SGD	11,107	BNP Paribas	9/22/2022	125
USD	1,658	SGD	2,292	HSBC Bank, NA	9/22/2022	18
USD	11,924	ZAR	198,793	Citibank, NA	9/22/2022	339
USD	39,238	ZAR	638,849	HSBC Bank, NA	9/22/2022	2,010
EUR	1,519	USD	1,523	Merrill Lynch International	10/5/2022	7
USD	33,586	GBP	28,875	BNP Paribas	10/5/2022	19
Total unrealized appreciation						25,425
EUR	1,648	USD	1,675	BNP Paribas	9/6/2022	(18)
EUR	515	USD	526	Citibank, NA	9/6/2022	(9)
EUR	1,752	USD	1,803	Merrill Lynch International	9/6/2022	(42)
EUR	2,937	USD	3,007	Royal Bank of Canada	9/6/2022	(55)
GBP	28,875	USD	33,567	BNP Paribas	9/6/2022	(20)
GBP	1,751	USD	2,126	Royal Bank of Canada	9/6/2022	(91)
USD	387	EUR	390	Royal Bank of Canada	9/6/2022	(5)
AUD	5,877	USD	4,042	Citibank, NA	9/22/2022	(19)
AUD	5,877	USD	4,055	Goldman Sachs International	9/22/2022	(33)
BRL	40,835	USD	7,863	Citibank, NA**	9/22/2022	(53)
CHF	7,604	EUR	7,831	Barclays Bank plc	9/22/2022	(89)
CHF	7,764	EUR	7,928	BNP Paribas	9/22/2022	(22)
CHF	53	USD	56	Goldman Sachs International	9/22/2022	(1)
CNY	261,512	USD	38,721	Standard Chartered Bank**	9/22/2022	(766)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	73

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
COP	34,976,263	USD	7,876	BNP Paribas**	9/22/2022	(3)
COP	69,915,826	USD	15,792	Goldman Sachs International**	9/22/2022	(54)
EUR	7,965	CZK	196,027	BNP Paribas	9/22/2022	(2)
EUR	8,079	HUF	3,281,045	BNP Paribas	9/22/2022	(61)
EUR	4,464	USD	4,557	Barclays Bank plc	9/22/2022	(65)
EUR	1,500	USD	1,529	Royal Bank of Canada	9/22/2022	(20)
HUF	3,119,473	EUR	7,743	Goldman Sachs International	9/22/2022	(4)
IDR	119,080,231	USD	8,051	Barclays Bank plc**	9/22/2022	(41)
IDR	118,763,823	USD	8,002	BNP Paribas**	9/22/2022	(13)
IDR	118,787,324	USD	8,018	Goldman Sachs International**	9/22/2022	(28)
ILS	26,121	EUR	8,013	BNP Paribas	9/22/2022	(214)
ILS	26,549	EUR	7,929	Goldman Sachs International	9/22/2022	—(a)
JPY	27,494	USD	198	Royal Bank of Canada	9/22/2022	—(a)
KRW	10,577,880	USD	8,167	Citibank, NA**	9/22/2022	(285)
MXN	160,928	USD	8,034	Citibank, NA	9/22/2022	(77)
MXN	10,000	USD	496	Goldman Sachs International	9/22/2022	(1)
MXN	324,300	USD	16,095	HSBC Bank, NA	9/22/2022	(60)
PLN	37,268	USD	8,125	HSBC Bank, NA	9/22/2022	(222)
SGD	13,399	USD	9,772	HSBC Bank, NA	9/22/2022	(183)
USD	8,025	CLP	7,663,718	Goldman Sachs International**	9/22/2022	(494)
USD	1,738	EUR	1,738	Royal Bank of Canada	9/22/2022	(11)
USD	103	HUF	41,455	Merrill Lynch International	9/22/2022	—(a)
USD	8,029	INR	639,785	BNP Paribas**	9/22/2022	(3)
USD	16,638	INR	1,329,910	Citibank, NA**	9/22/2022	(59)
USD	8,010	INR	639,785	Goldman Sachs International**	9/22/2022	(22)
USD	7,856	TRY	145,788	Goldman Sachs International	9/22/2022	(39)
ZAR	42,981	USD	2,548	Barclays Bank plc	9/22/2022	(43)
USD	362,438	EUR	362,122	HSBC Bank, NA	10/5/2022	(2,294)
Total unrealized depreciation						(5,521)
Net unrealized appreciation						19,904

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2022

USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.37-V1	1.00	Quarterly	6/20/2027	3.24	USD 16,000	1,348	98	1,446
CDX.NA.EM.37-V1	1.00	Quarterly	6/20/2027	3.24	USD 32,000	2,717	177	2,894
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 16,110	(457)	493	36
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 174,150	(9,582)	9,971	389
						(5,974)	10,739	4,765

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2022 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day MIBOR semi-annually	5.70 semi-annually	Pay	2/17/2027	INR 3,400,000	—	1,186
4 week TIIE monthly	8.19 monthly	Pay	8/6/2032	MXN 155,250	—	286
4 week TIIE monthly	8.21 monthly	Pay	8/5/2032	MXN 141,750	—	252
4 week TIIE monthly	8.24 monthly	Pay	8/6/2032	MXN 153,000	—	257
					—	1,981
1 day CDI at termination	11.91 at termination	Pay	1/2/2025	BRL 259,038	—	(176)
						1,805

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	75

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INR	Indian Rupee
MIBOR	Mumbai Interbank Offered Rate
MXN	Mexican Peso
TIIE	Interbank Equilibrium Interest Rate

(a)	Value of floating rate index at August 31, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	11.93%
1 day MIBOR	5.34
4 week TIIE	8.82
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 14.8%
Aerospace & Defense — 0.0% ^
Wesco Aircraft Holdings, Inc.
9.00%, 11/15/2026 (a)	1,347	808
13.13%, 11/15/2027 (a)	530	175
		983
Auto Components — 0.1%
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	880	827
Clarios Global LP
6.75%, 5/15/2025 (a)	451	449
6.25%, 5/15/2026 (a)	928	918
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	995	1,040
5.63%, 11/15/2026 (a)	5,662	2,764
		5,998
Automobiles — 0.8%
BMW US Capital LLC (Germany) (SOFRINDX + 0.53%), 2.82%, 4/1/2024 (a) (b)	31,050	30,957
Nissan Motor Acceptance Co. LLC (ICE LIBOR USD 3 Month + 0.69%), 2.92%, 9/28/2022 (a) (b)	40,500	40,481
		71,438
Banks — 6.7%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 2.40%, 3/5/2024 (b)	44,117	43,998
(BSBY 3M + 0.43%), 3.34%, 5/28/2024 (b)	25,250	24,981
(SOFR + 0.69%), 2.99%, 4/22/2025 (b)	36,200	35,579
Bank of Montreal (Canada)
(SOFRINDX + 0.68%), 2.97%, 3/10/2023 (b)	9,200	9,201
(SOFRINDX + 0.32%), 2.61%, 7/9/2024 (b)	14,560	14,363
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.26%), 2.55%, 9/15/2023 (b)	25,800	25,649
(SOFRINDX + 0.45%), 2.73%, 4/15/2024 (b)	19,125	18,919
(SOFR + 0.38%), 2.66%, 7/31/2024 (b)	22,015	21,694
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.80%), 3.10%, 3/17/2023 (b)	7,480	7,484
(SOFR + 0.34%), 2.63%, 6/22/2023 (b)	29,750	29,644
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.43%), 3.01%, 9/1/2023 (b)	50,939	50,939
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 2.23%, 12/2/2022 (a) (b)	24,480	24,496
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.00%), 3.96%, 5/18/2024 (b)	37,007	36,833
KeyBank NA
(SOFR + 0.34%), 2.63%, 1/3/2024 (b)	2,200	2,181
(SOFR + 0.32%), 2.61%, 6/14/2024 (b)	12,750	12,607
Mizuho Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.79%), 2.40%, 3/5/2023 (b)	10,178	10,195
MUFG Union Bank NA (SOFR + 0.71%), 3.01%, 12/9/2022 (b)	5,590	5,587
NatWest Markets plc (United Kingdom) (SOFR + 0.53%), 2.81%, 8/12/2024 (a) (b)	8,500	8,399
Royal Bank of Canada (Canada) (SOFRINDX + 0.36%), 2.64%, 7/29/2024 (b)	38,250	37,691
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.65%), 2.37%, 12/12/2022 (a) (b)	20,420	20,430
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.74%), 3.48%, 10/18/2022 (b)	33,771	33,782
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.53%), 2.11%, 12/1/2022 (b)	24,440	24,459
(SOFR + 0.22%), 2.51%, 6/2/2023 (b)	34,000	33,863
(SOFR + 0.36%), 2.64%, 3/4/2024 (b)	34,000	33,663
(SOFR + 0.35%), 2.64%, 9/10/2024 (b)	16,535	16,257
Truist Bank (SOFR + 0.73%), 3.02%, 3/9/2023 (b)	6,070	6,070
Truist Financial Corp. (SOFR + 0.40%), 2.69%, 6/9/2025 (b)	24,125	23,642
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.23%), 4.04%, 10/31/2023 (b)	10,321	10,331
		622,937
Biotechnology — 0.5%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 3.63%, 11/21/2022 (b)	49,580	49,621
Capital Markets — 2.0%
Charles Schwab Corp. (The) (SOFRINDX + 0.50%), 2.79%, 3/18/2024 (b)	34,534	34,371
Credit Suisse AG (Switzerland)
(SOFRINDX + 0.38%), 2.66%, 8/9/2023 (b)	26,850	26,621
(SOFRINDX + 0.39%), 2.67%, 2/2/2024 (b)	31,600	31,024
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	77

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 2.94%, 12/14/2023 (a) (b)	8,640	8,604
Deutsche Bank AG (Germany) (ICE LIBOR USD 3 Month + 1.19%), 4.11%, 11/16/2022 (b)	1,501	1,501
Morgan Stanley (ICE LIBOR USD 3 Month + 1.40%), 4.18%, 10/24/2023 (b)	62,047	62,104
UBS AG (Switzerland) (SOFR + 0.32%), 2.61%, 6/1/2023 (a) (b)	21,250	21,193
		185,418
Chemicals — 0.0% ^
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	500	431
Venator Finance SARL 9.50%, 7/1/2025 (a)	770	758
		1,189
Consumer Finance — 0.7%
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.37%), 3.28%, 5/10/2023 (b)	25,250	25,254
Caterpillar Financial Services Corp. (SOFR + 0.25%), 2.53%, 5/17/2024 (b)	7,970	7,912
Toyota Motor Credit Corp.
(SOFR + 0.32%), 2.61%, 4/6/2023 (b)	23,196	23,184
Series B, (SOFR + 0.29%), 2.58%, 9/13/2024 (b)	9,000	8,926
		65,276
Diversified Financial Services — 0.2%
Siemens Financieringsmaatschappij NV (Germany) (SOFR + 0.43%), 2.72%, 3/11/2024 (a) (b)	17,000	16,994
Diversified Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	1,070	923
AT&T, Inc. (SOFRINDX + 0.64%), 2.93%, 3/25/2024 (b)	8,758	8,703
CCO Holdings LLC 5.00%, 2/1/2028 (a)	130	119
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (c)	8,719	1
8.50%, 10/15/2024 ‡ (a) (c)	1,228	—
9.75%, 7/15/2025 ‡ (c)	3,770	—
Frontier Communications Holdings LLC 5.88%, 11/1/2029	485	396
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	9,260	8,394
		18,536
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — 1.0%
Duke Energy Corp. (SOFR + 0.25%), 2.54%, 6/10/2023 (b)	17,000	16,921
Eversource Energy Series T, (SOFRINDX + 0.25%), 2.53%, 8/15/2023 (b)	12,750	12,667
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 3.25%, 2/22/2023 (b)	26,696	26,635
(SOFRINDX + 0.54%), 2.83%, 3/1/2023 (b)	39,050	39,001
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (c)	24,805	25
8.50%, 10/1/2022 ‡ (c)	37,201	56
		95,305
Energy Equipment & Services — 0.0% ^
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	385	350
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (d) (e) (f)	5,484	165
		515
Entertainment — 0.0% ^
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	731	730
Food & Staples Retailing — 0.0% ^
Rite Aid Corp.
7.50%, 7/1/2025 (a)	489	416
8.00%, 11/15/2026 (a)	1,185	966
		1,382
Food Products — 0.0% ^
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	285	278
Gas Utilities — 0.1%
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 2.33%, 3/11/2023 (b)	10,630	10,630
Health Care Providers & Services — 0.1%
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	5,940	1,961
HCA, Inc. 5.38%, 2/1/2025	4,590	4,634
Tenet Healthcare Corp. 5.13%, 11/1/2027 (a)	2,560	2,372
		8,967
Hotels, Restaurants & Leisure — 0.0% ^
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	1,790	1,718
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	262	265
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	432	432
		2,415
Household Products — 0.0% ^
Spectrum Brands, Inc. 5.75%, 7/15/2025	284	277
Insurance — 1.9%
Athene Global Funding
(SOFRINDX + 0.70%), 2.98%, 5/24/2024 (a) (b)	48,250	47,282
(SOFRINDX + 0.56%), 2.84%, 8/19/2024 (a) (b)	25,500	24,810
Brighthouse Financial Global Funding (SOFR + 0.76%), 3.05%, 4/12/2024 (a) (b)	5,750	5,688
GA Global Funding Trust (SOFR + 0.50%), 2.79%, 9/13/2024 (a) (b)	9,685	9,428
Jackson National Life Global Funding (SOFR + 0.60%), 2.89%, 1/6/2023 (a) (b)	36,899	36,926
Met Tower Global Funding (SOFR + 0.55%), 2.84%, 1/17/2023 (a) (b)	16,240	16,234
Metropolitan Life Global Funding I
(SOFR + 0.57%), 2.86%, 1/13/2023 (a) (b)	16,850	16,865
(SOFR + 0.32%), 2.61%, 1/7/2024 (a) (b)	16,496	16,381
		173,614
Internet & Direct Marketing Retail — 0.2%
eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 3.68%, 1/30/2023 (b)	18,855	18,872
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	2,815	2,102
		20,974
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	2,980	2,669
DISH DBS Corp. 5.88%, 11/15/2024	3,283	2,971
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	1,320	1,257
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	1,485	1,389
		8,286
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., Escrow 5.50%, 9/15/2026 ‡ (c)	5,690	114
Enbridge, Inc. (Canada) (SOFR + 0.40%), 2.68%, 2/17/2023 (b)	4,250	4,236
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Genesis Energy LP 6.50%, 10/1/2025	55	51
Gulfport Energy Corp.
8.00%, 5/17/2026	37	37
8.00%, 5/17/2026 (a)	834	840
Gulfport Energy Operating Corp.
6.00%, 10/15/2024 ‡ (c)	1,510	2
6.38%, 5/15/2025 ‡ (c)	310	1
6.38%, 1/15/2026 ‡ (c)	1,020	1
		5,282
Personal Products — 0.0% ^
ESC SANCHEZ 8.88%, 3/15/2025 ‡ (a) (c)	3,888	—
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	2,805	1,683
Bausch Health Cos., Inc. 9.00%, 12/15/2025 (a)	2,035	1,263
Mallinckrodt International Finance SA 10.00%, 6/15/2029 (a)	2,021	1,021
		3,967
Road & Rail — 0.0% ^
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (c) (g)	1,035	52
6.00%, 1/15/2028 (c) (g)	1,345	81
Hertz Corp. (The) 5.50%, 10/15/2024 (a) (c)	4,923	24
		157
Specialty Retail — 0.0% ^
Staples, Inc. 7.50%, 4/15/2026 (a)	4,018	3,396
Total Corporate Bonds (Cost $1,402,591)		1,374,565
Asset-Backed Securities — 3.9%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-CW1, Class A2D, 2.96%, 7/25/2036 ‡ (h)	8,979	7,598
Series 2007-WM2, Class A2B, 2.62%, 2/25/2037 ‡ (h)	5,311	2,435
Series 2007-WM2, Class A2C, 2.72%, 2/25/2037 ‡ (h)	4,941	2,265
Series 2007-WM2, Class A2D, 2.81%, 2/25/2037 ‡ (h)	5,209	2,387
Series 2007-HE5, Class A1, 2.80%, 7/25/2037 ‡ (h)	17,809	5,980
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	79

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-7, Class M1, 3.72%, 8/25/2033 ‡ (h)	157	157
Series 2005-R3, Class M8, 4.57%, 5/25/2035 ‡ (h)	6,973	6,198
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 ‡ (i)	784	673
BNC Mortgage Loan Trust Series 2006-1, Class A4, 3.06%, 10/25/2036 ‡ (h)	26,141	16,978
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, 3.07%, 1/25/2036 ‡ (h)	18,441	15,745
Series 2006-NC2, Class A3, 2.74%, 6/25/2036 ‡ (h)	112	112
Series 2006-NC5, Class A3, 2.59%, 1/25/2037 ‡ (h)	15,165	12,782
Centex Home Equity Loan Trust Series 2005-A, Class M2, 3.19%, 1/25/2035 ‡ (h)	2,652	2,563
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 2.60%, 12/25/2036 ‡ (a) (h)	6,757	3,815
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB8, Class A1, 2.72%, 10/25/2036 ‡ (h)	6,892	6,456
CWABS Asset-Backed Certificates Trust
Series 2007-2, Class 2A3, 2.58%, 8/25/2037 ‡ (h)	1,905	1,882
Series 2007-8, Class 2A3, 2.63%, 11/25/2037 ‡ (h)	269	268
CWABS Trust Series 2006-11, Class 3AV2, 2.60%, 9/25/2046 ‡ (h)	880	876
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 3.27%, 3/25/2034 ‡ (h)	349	344
FBR Securitization Trust Series 2005-2, Class M2, 3.19%, 9/25/2035 ‡ (h)	1,957	1,950
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 2.98%, 7/25/2036 ‡ (h)	2,720	1,461
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 2.72%, 7/25/2036 ‡ (h)	3,313	3,278
Series 2006-FF8, Class M1, 2.82%, 7/25/2036 ‡ (h)	5,246	5,019
Series 2006-FF14, Class A5, 2.60%, 10/25/2036 ‡ (h)	6,435	6,336
Series 2006-FF13, Class A1, 2.68%, 10/25/2036 ‡ (h)	10,926	7,784
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fremont Home Loan Trust
Series 2005-1, Class M6, 3.60%, 6/25/2035 ‡ (h)	4,124	3,477
Series 2006-1, Class 1A1, 2.75%, 4/25/2036 (h)	3,726	3,665
GSAA Home Equity Trust
Series 2005-9, Class M5, 3.42%, 8/25/2035 ‡ (h)	3,878	3,533
Series 2006-1, Class A2, 2.88%, 1/25/2036 ‡ (h)	3,955	1,425
Series 2006-19, Class A2, 2.80%, 12/25/2036 ‡ (h)	3,369	1,089
Series 2007-4, Class A1, 2.64%, 3/25/2037 ‡ (h)	1,012	334
Series 2007-2, Class AF4A, 6.48%, 3/25/2037 ‡ (i)	6,218	2,046
Series 2007-5, Class 1AV1, 2.54%, 5/25/2037 ‡ (h)	6,044	2,402
Series 2007-7, Class 1A2, 2.80%, 7/25/2037 ‡ (h)	859	825
GSAMP Trust
Series 2005-NC1, Class M2, 3.54%, 2/25/2035 ‡ (h)	6,212	5,765
Series 2005-WMC1, Class M1, 3.18%, 9/25/2035 ‡ (h)	1,624	1,596
Series 2006-FM1, Class A1, 2.76%, 4/25/2036 ‡ (h)	10,733	7,801
Series 2006-NC2, Class A1, 2.74%, 6/25/2036 ‡ (h)	4,930	2,990
Series 2006-FM3, Class A1, 2.58%, 11/25/2036 ‡ (h)	15,650	8,109
Series 2006-HE3, Class A2C, 2.76%, 5/25/2046 (h)	797	796
Series 2007-HE1, Class A2C, 2.59%, 3/25/2047 ‡ (h)	8,643	8,309
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M2, 3.57%, 11/25/2034 ‡ (h)	706	686
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A3, 2.78%, 12/25/2036 ‡ (h)	21,974	6,794
Series 2007-NC1, Class A2, 2.58%, 4/25/2037 ‡ (h)	6,965	4,907
Series 2007-NC1, Class A3, 2.62%, 4/25/2037 ‡ (h)	3,122	2,207
Series 2007-NC1, Class A4, 2.72%, 4/25/2037 ‡ (h)	4,093	2,919
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 3.30%, 7/25/2034 ‡ (h)	703	669
Series 2006-11, Class 1A, 2.60%, 12/25/2036 ‡ (h)	13,989	9,888
Series 2006-WL1, Class 2A4, 3.12%, 1/25/2046 ‡ (h)	54	54
Series 2006-2, Class 2A3, 2.82%, 3/25/2046 ‡ (h)	39,682	16,823
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 2.66%, 11/25/2036 ‡ (h)	5,175	1,900
Series 2006-HE4, Class A3, 2.74%, 11/25/2036 ‡ (h)	6,635	2,444
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-5, Class 1A, 3.29%, 10/25/2037 ‡ (h)	23,957	16,185
Series 2007-H1, Class 1A1, 4.44%, 10/25/2037 ‡ (h)	22	22
Merrill Lynch Mortgage Investors Trust
Series 2006-RM2, Class A1A, 2.81%, 5/25/2037 ‡ (h)	12,088	3,967
Series 2006-MLN1, Class A2C, 2.78%, 7/25/2037 ‡ (h)	24,546	11,441
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-HE1, Class A1, 2.58%, 11/25/2036 ‡ (h)	4,324	3,027
Series 2007-HE2, Class A2B, 2.53%, 1/25/2037 ‡ (h)	11,541	5,949
Series 2007-HE7, Class A2B, 3.44%, 7/25/2037 ‡ (h)	1,349	1,333
Nationstar Home Equity Loan Trust
Series 2007-A, Class M3, 2.74%, 3/25/2037 ‡ (h)	1,800	1,540
Series 2007-B, Class M1, 2.85%, 4/25/2037 ‡ (h)	4,158	3,874
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 4.85%, 11/25/2033 ‡ (h)	1	1
Series 2005-1, Class M6, 3.64%, 3/25/2035 ‡ (h)	3,955	3,657
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 3.06%, 2/25/2036 ‡ (h)	269	269
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 2.74%, 9/25/2036 ‡ (h)	10,076	4,632
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-4, Class A2D, 2.94%, 9/25/2036 ‡ (h)	3,813	1,753
Series 2006-5, Class A2C, 2.78%, 11/25/2036 ‡ (h)	8,243	2,936
Series 2007-1, Class A1A, 2.57%, 3/25/2037 ‡ (h)	15,258	10,441
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 3.30%, 11/25/2034 ‡ (h)	479	457
Series 2005-3, Class M2, 3.18%, 8/25/2035 (h)	468	466
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 2.90%, 12/25/2035 ‡ (h)	337	336
RAMP Trust Series 2005-EFC6, Class M4, 3.33%, 11/25/2035 ‡ (h)	2,540	2,365
RASC Trust Series 2005-KS2, Class M1, 3.09%, 3/25/2035 ‡ (h)	208	207
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031 ‡ (i)	875	811
Series 2005-3, Class M4, 1.53%, 11/25/2035 ‡ (h)	3,380	2,885
Securitized Asset-Backed Receivables LLC Trust
Series 2006-FR4, Class A1, 2.72%, 8/25/2036 ‡ (a) (h)	12,025	5,691
Series 2006-NC3, Class A1, 2.72%, 9/25/2036 ‡ (h)	9,751	6,315
Series 2006-WM2, Class A2A, 2.76%, 9/25/2036 ‡ (h)	16,919	12,250
Series 2007-HE1, Class A2B, 2.66%, 12/25/2036 (h)	6,763	1,881
Series 2007-HE1, Class A2C, 2.76%, 12/25/2036 ‡ (h)	17,181	4,778
Series 2007-HE1, Class A2D, 2.88%, 12/25/2036 ‡ (h)	6,552	1,822
Series 2007-NC2, Class A2B, 2.58%, 1/25/2037 ‡ (h)	3,044	2,682
Soundview Home Loan Trust
Series 2006-1, Class A4, 3.04%, 2/25/2036 ‡ (h)	28	28
Series 2006-NLC1, Class A1, 2.50%, 11/25/2036 ‡ (a) (h)	1,166	395
Series 2006-NLC1, Class A2, 2.56%, 11/25/2036 ‡ (a) (h)	14,394	4,889
Series 2006-NLC1, Class A3, 2.61%, 11/25/2036 ‡ (a) (h)	1,124	382
Series 2006-NLC1, Class A4, 2.68%, 11/25/2036 ‡ (a) (h)	6,304	2,145
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	81

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2007-OPT3, Class 2A3, 2.62%, 8/25/2037 ‡ (h)	3,042	2,947
Specialty Underwriting & Residential Finance Trust Series 2006-BC5, Class A1, 2.58%, 11/25/2037 ‡ (h)	3,712	3,040
Structured Asset Investment Loan Trust
Series 2005-HE3, Class M2, 3.18%, 9/25/2035 ‡ (h)	4,475	3,814
Series 2006-2, Class A3, 2.80%, 4/25/2036 (h)	601	599
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-WF1, Class M6, 3.24%, 2/25/2036 ‡ (h)	3,537	3,271
Series 2006-GEL4, Class M1, 3.01%, 10/25/2036 ‡ (a) (h)	2,212	2,165
Series 2006-BC5, Class A4, 2.78%, 12/25/2036 ‡ (h)	724	710
Series 2007-WF1, Class A4, 2.84%, 2/25/2037 ‡ (h)	150	150
Terwin Mortgage Trust Series 2006-3, Class 2A2, 2.86%, 4/25/2037 (a) (h)	1,698	1,657
Total Asset-Backed Securities (Cost $408,860)		358,960
Mortgage-Backed Securities — 3.8%
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.00%, 9/25/2052 (j)	129,875	131,062
TBA, 5.00%, 10/25/2052 (j)	216,945	218,626
Total Mortgage-Backed Securities (Cost $351,547)		349,688
Collateralized Mortgage Obligations — 3.5%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 3.14%, 9/25/2035 (h)	2,336	1,896
Series 2005-10, Class 1A21, 3.60%, 1/25/2036 (h)	477	428
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	56	53
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	27	25
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	176	135
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	113
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	176	158
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-J2, Class A1, 2.94%, 4/25/2036 (h)	2,505	1,071
Series 2006-24CB, Class A1, 6.00%, 8/25/2036	905	578
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	1,634	1,044
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,123	1,282
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	415	244
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,445	951
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	310	191
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	450	269
American Home Mortgage Assets Trust
Series 2007-4, Class A4, 3.02%, 8/25/2037 (h)	3,911	3,565
Series 2006-2, Class 2A1, 2.82%, 9/25/2046 (h)	916	814
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (h)	2,907	2,693
Angel Oak Mortgage Trust I LLC Series 2019-1, Class A2, 4.02%, 11/25/2048 (a) (h)	256	254
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 5/25/2021	233	207
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	627	565
Series 2005-B, Class 3M1, 3.04%, 4/20/2035 ‡ (h)	2,275	2,250
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	216	182
Series 2006-D, Class 5A2, 3.01%, 5/20/2036 (h)	377	359
Series 2014-R7, Class 1A1, 2.59%, 5/26/2036 (a) (h)	1,055	1,046
Series 2014-R7, Class 2A1, 2.58%, 9/26/2036 (a) (h)	394	389
Series 2015-R4, Class 5A1, 2.41%, 10/25/2036 (a) (h)	4,038	3,989
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	1,239	1,110
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 3.85%, 2/25/2036 (h)	2,358	2,249
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034 (i)	1,938	1,802
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	670	638
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	282	193
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,040	601
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	395	222
Series 2007-5, Class A6, 2.79%, 5/25/2037 (h)	1,069	444
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	979	872
Citigroup Mortgage Loan Trust
Series 2014-11, Class 4A1, 2.46%, 7/25/2036 (a) (h)	728	716
Series 2014-10, Class 3A1, 2.66%, 7/25/2036 (a) (h)	748	741
Series 2014-10, Class 1A1, 2.39%, 11/25/2036 (a) (h)	1,120	1,090
Series 2014-10, Class 4A1, 2.43%, 2/25/2037 (a) (h)	2,649	2,535
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 5.84%, 10/25/2039 (a) (h)	7,442	7,294
Series 2020-R02, Class 2B1, 5.44%, 1/25/2040 ‡ (a) (h)	63,933	59,725
Series 2020-R01, Class 1B1, 5.69%, 1/25/2040 ‡ (a) (h)	62,892	58,804
Series 2021-R01, Class 1B1, 5.28%, 10/25/2041 ‡ (a) (h)	13,000	12,153
Series 2021-R01, Class 1B2, 8.18%, 10/25/2041 ‡ (a) (h)	18,550	17,272
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	13	12
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	7
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	649	624
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 2.74%, 3/25/2037 (h)	6,814	6,701
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.31%, 2/25/2020 (h)	91	89
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-1, Class 1A1, 2.94%, 2/25/2035 (h)	769	737
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 5.18%, 8/25/2033 (a) (h)	14,158	12,562
Series 2021-HQA1, Class B2, 7.18%, 8/25/2033 (a) (h)	18,730	15,388
Series 2021-HQA2, Class B1, 5.33%, 12/25/2033 (a) (h)	16,225	14,491
Series 2021-DNA1, Class B2, 6.93%, 1/25/2051 ‡ (a) (h)	19,195	16,075
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class B1, 5.58%, 8/25/2033 (a) (h)	11,110	10,280
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2B2, 8.38%, 11/25/2041 (a) (h)	2,350	2,124
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (a) (h)	5,083	4,843
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (a) (i)	4,403	4,241
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	23	22
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	888	803
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	609	609
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.72%, 12/19/2034 (h)	365	304
Series 2006-9, Class 2A1A, 2.79%, 11/19/2036 (h)	2,699	2,331
Series 2007-1, Class 2A1A, 2.63%, 3/19/2037 (h)	—	—
HomeBanc Mortgage Trust Series 2005-4, Class A1, 2.98%, 10/25/2035 (h)	168	168
Impac CMB Trust
Series 2004-6, Class 1A2, 3.22%, 10/25/2034 (h)	485	471
Series 2005-1, Class 2A1, 2.95%, 4/25/2035 (h)	4,877	4,627
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	457	338
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 2.94%, 5/25/2033 (a) (h)	4,578	4,469
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	83

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	37	32
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	529	495
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	1,693	989
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (a)	963	847
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 2.58%, 12/26/2036 (a) (h)	1,298	1,266
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.09%, 10/25/2032 (h)	790	783
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	28
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	24	21
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 2.41%, 8/26/2036 (a) (h)	860	851
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3
Series 2006-R1, Class A2, 2.84%, 1/25/2046 (h)	—	—
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.43%, 6/25/2035 (h)	643	614
Series 2006-S9, Class A1, 6.25%, 9/25/2036	1,475	1,241
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,066	937
Series 2006-SA4, Class 2A1, 4.83%, 11/25/2036 (h)	545	461
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	1,010	947
Series 2007-S2, Class A4, 6.00%, 2/25/2037	435	361
Series 2007-SA4, Class 3A1, 4.80%, 10/25/2037 (h)	7,621	5,758
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (h)	2,280	2,202
Thornburg Mortgage Securities Trust Series 2002-4, Class 3A, 1.83%, 12/25/2042 (h)	434	421
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054 ‡ (a) (h)	509	507
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-HY2, Class A1, 3.44%, 5/25/2058 ‡ (a) (h)	8,058	7,938
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (a) (h)	3,250	3,120
Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (a) (h)	1,998	1,833
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 2.89%, 9/25/2035 (h)	511	445
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	66	62
Total Collateralized Mortgage Obligations (Cost $353,625)		327,690
Loan Assignments — 1.8% (b) (k)
Aerospace & Defense — 0.0% ^
Spirit Aerosystems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 1/15/2025 (k)	995	986
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 4.77%, 12/9/2025 (k)	1,008	980
		1,966
Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 4/10/2028 (k)	897	878
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 5.01%, 4/6/2024 (k)	1,604	1,577
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 10/1/2025 (k)	972	959
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 1/31/2028 (k) (l)	474	430
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.87%, 5/11/2028 (k)	768	641
		4,485
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028 (k)	878	820
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 6/11/2028 (k)	836	807
Capital Markets — 0.0% ^
Duff & Phelps Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 4/9/2027 (k)	779	758
Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 3/31/2027 (k)	1,266	1,239
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.81%, 12/31/2027 (k)	1,051	1,030
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.57%, 8/28/2026 (k)	1,547	1,518
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 5.31%, 6/9/2028 (k)	1,516	1,483
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.06%, 11/9/2028 (k)	359	345
		5,615
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 5/12/2028 (k)	754	719
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 10/1/2026 (k)	838	824
Garda World Security Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 7.24%, 10/30/2026 (k)	625	606
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 3/10/2028 (k)	476	447
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028 (k)	2,012	1,938
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.11%, 9/23/2026 (k)	1,374	1,340
		5,874
Communications Equipment — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 4/6/2026 (k)	1,564	1,497
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 0.0% ^
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 6/23/2028 (k)	794	755
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.53%, 1/21/2028 (k)	810	790
		1,545
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 4/3/2024 (k)	7,651	7,478
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 8/4/2027 (k)	1,165	1,136
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 9/24/2028 (k)	367	356
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 2/5/2026 (k)	715	697
Ring Container Technologies LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 8/12/2028 (k)	448	439
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028 (k)	525	507
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028 (k) (l)	47	45
		10,658
Diversified Consumer Services — 0.1%
Conservice Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 5/13/2027 (k)	1,032	1,001
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.56%, 8/3/2026 (k)	1,108	1,080
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 4/3/2028 (k)	797	598
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.61%, 3/4/2028 (k)	936	877
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 2/10/2029 (k)	782	756
		4,312
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	85

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Financial Services — 0.0% ^
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.52%, 3/21/2025 (k)	862	845
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/17/2027 (k)	511	477
		1,322
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.77%, 3/15/2027 (k)	778	731
Intelsat Jackson Holdings SA, 1st Lien Term Loan (6-MONTH SOFR + 4.25%), 7.44%, 2/1/2029 (k)	1,063	1,006
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.18%, 6/2/2028 (k)	1,465	1,415
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 6.20%, 1/31/2026 (k)	592	571
		3,723
Electric Utilities — 0.0% ^
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/10/2027 (k)	339	332
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 2/16/2026 (k)	668	627
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 5.57%, 12/15/2027 (k)	914	900
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.56%, 6/23/2025 (k)	521	510
		2,369
Electrical Equipment — 0.0% ^
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 8/1/2025 (k)	1,555	1,516
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.11%, 3/2/2027 (k)	1,184	1,139
		2,655
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 6/30/2028 (k)	693	665
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — 0.0% ^
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.11%, 3/1/2025 (k)	1,103	1,089
Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 2/1/2024 (k)	565	560
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 4.65%, 1/20/2028 (k)	1,178	1,145
		2,794
Food & Staples Retailing — 0.1%
Moran Foods LLC, 1st Lien Term Loan, 7.00%, 12/31/2038 (k)	74	63
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡ (k)	568	483
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024 (k)	4,909	3,011
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 5.82%, 10/22/2025 (k)	453	448
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 1/20/2028 (k)	664	650
		4,655
Food Products — 0.0% ^
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 6.18%, 7/7/2024 (k)	1,305	1,299
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 10/10/2026 (k)	1,535	1,463
Shearer's Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 9/23/2027 (k)	404	390
		3,152
Health Care Equipment & Supplies — 0.0% ^
Insulet Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 5/4/2028 (k)	1,252	1,221
Health Care Providers & Services — 0.2%
CVS Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 8/31/2026 (k)	768	679
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — continued
Envision Healthcare Corp., 1st Lien Term Loan (3-MONTH SOFR + 3.75%), 6.12%, 10/10/2025 (k)	6,783	1,756
ICON Luxembourg SARL, 1st Lien Term Loan B, (Luxembourg)
(ICE LIBOR USD 3 Month + 2.25%), 4.56%, 7/3/2028 (k)	766	754
(ICE LIBOR USD 3 Month + 2.25%), 4.56%, 7/3/2028 (k)	191	188
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 11/16/2025 (k)	808	782
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 11/15/2028 (k)	1,043	1,015
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 3/31/2027 (k)	758	713
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 11/30/2027 (k)	1,447	1,406
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 2/14/2025 (k)	1,034	1,000
Team Health Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.25%), 7.71%, 3/2/2027 (k)	599	531
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.38%, 6/26/2026 (k)	2,822	2,141
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%; ICE LIBOR USD 3 Month + 4.00%), 6.35%, 1/8/2027 (k)	1,547	1,508
		12,473
Hotels, Restaurants & Leisure — 0.1%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 12/23/2024 (k)	1,249	1,231
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.27%, 2/5/2025 (k)	404	396
(1-MONTH CME TERM SOFR + 3.00%), 5.39%, 12/15/2027 (k)	892	861
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 5.52%, 4/29/2026 (k)	6,696	6,495
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 8/3/2028 (k)	1,144	1,083
		10,066
Household Durables — 0.0% ^
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.97%, 5/17/2028 (k)	382	312
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 6.06%, 12/18/2027 (k)	277	272
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 6/29/2028 (k)	359	286
Traeger Grills, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 6/29/2028 (k) (l)	12	9
		879
Independent Power and Renewable Electricity Producers — 0.0% ^
Invenergy LLC, Term Loan (1-MONTH CME TERM SOFR + 3.75%), 6.32%, 8/28/2025 (k)	377	367
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 7/31/2027 (k)	350	320
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 7.77%, 1/31/2028 (k)	535	457
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 11/3/2024 (k)	630	605
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.77%, 4/25/2025 (k)	901	881
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 5/16/2024 (k)	424	419
		2,682
Internet & Direct Marketing Retail — 0.0% ^
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 7.62%, 2/19/2026 (k)	625	618
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	87

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Internet & Direct Marketing Retail — continued
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 10/10/2025 (k)	747	728
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.25%, 9/25/2026 (k)	916	690
		2,036
IT Services — 0.0% ^
Ancestry.com, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 12/6/2027 (k)	936	882
Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 2/11/2028 (k)	444	433
Zayo Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 3/9/2027 (k)	269	245
		1,560
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (c) (k)	2,698	294
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/16/2024 (k)	1,274	1,234
		1,528
Life Sciences Tools & Services — 0.0% ^
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 6.56%, 8/30/2026 (k)	1,002	965
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 11/8/2027 (k)	1,055	1,035
		2,000
Machinery — 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.96%, 10/8/2027 (k)	1,512	1,479
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 3/17/2027 (k)	923	879
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 6.87%, 7/30/2027 (k)	644	624
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 3/28/2025 (k)	1,950	1,850
		4,832
Media — 0.1%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.26%, 1/31/2026 (k)	1,696	1,630
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 6.31%, 8/21/2026 (k)	2,626	2,426
Diamond Sports Group LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 5.64%, 8/24/2026 (k)	1,070	194
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.52%, 8/2/2027 (k)	534	510
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 1/7/2028 (k)	1,285	1,265
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 5/1/2026 (k)	1,146	1,107
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 5/1/2026 (k)	638	616
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.75%, 12/4/2026 (k)	520	502
		8,250
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-1 (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 11/1/2026 (k)	751	739
EPIC Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.08%, 3/2/2026 (k)	6,885	5,833
		6,572
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Personal Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 5/17/2028 (k)	883	760
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/1/2026 (k)	6,217	5,980
		6,740
Pharmaceuticals — 0.0% ^
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 5/5/2028 (k)	1,089	1,067
Professional Services — 0.0% ^
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 6.18%, 3/6/2028 (k)	922	880
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.74%, 2/6/2026 (k)	837	812
		1,692
Road & Rail — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (k)	1,022	981
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (k)	379	364
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.78%, 6/30/2028 (k)	1,000	974
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 5.78%, 6/30/2028 (k)	190	186
		2,505
Semiconductors & Semiconductor Equipment — 0.0% ^
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030 (k)	251	228
Software — 0.1%
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 10/30/2026 (k)	781	759
DigiCert, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 6.90%, 10/16/2026 (k)	601	584
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
(ICE LIBOR USD 3 Month + 7.00%), 9.90%, 2/19/2029 (k)	445	422
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 12/1/2027 (k)	1,342	1,317
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 7/1/2024 (k)	614	605
ION Corp., 1st Lien Term Loan B (1-MONTH SOFR + 3.75%), 5.95%, 3/11/2028 (k)	555	534
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 7.12%, 8/31/2027 (k) (l)	409	318
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 10/1/2027 (k)	632	615
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 6/1/2026 (k)	766	742
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.82%, 8/31/2028 (k)	567	545
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.53%, 4/26/2024 (k)	478	465
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 4/24/2028 (k)	536	515
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 10.48%, 5/18/2026 (k)	700	652
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 3/24/2028 (k) (l)	658	652
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.54%, 5/4/2026 (k)	1,547	1,496
		10,221
Specialty Retail — 0.3%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 10/19/2027 (k)	705	680
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (m)	8,642	8,162
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 5/12/2028 (k)	963	926
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	89

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 3/9/2028 (k)	1,152	1,130
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.50%, 3/3/2028 (k)	871	843
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 12/28/2027 (k)	1,594	1,444
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.02%, 12/22/2025 (k)	12,209	10,237
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.89%, 8/10/2023 (k)	719	401
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.78%, 4/16/2026 (k)	1,177	1,034
		24,857
Technology Hardware, Storage & Peripherals — 0.0% ^
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 12/22/2025 (k)	729	693
Textiles, Apparel & Luxury Goods — 0.0% ^
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 5.10%, 4/28/2028 (k)	672	647
Total Loan Assignments (Cost $178,231)		162,788
Private Placement — 0.3%
Commercial Loans — 0.3%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 0.00%, 6/4/2024 ‡ (b)(Cost $30,600)	30,600	29,333
	SHARES (000)
Common Stocks — 0.3%
Commercial Services & Supplies — 0.0% ^
Remington LLC ‡ *	10,425	—
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	213	—
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	124	3,196
INVESTMENTS	SHARES (000)	VALUE ($000)

Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	204	—
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	173	113
Health Care Providers & Services — 0.0% ^
International Oncology Care, Inc. ‡ *	158	1,591
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	9	233
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding Co. ‡ *	1,412	1,747
Media — 0.0% ^
iHeartMedia, Inc., Class A *	71	625
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	3	286
EP Energy Corp. *	106	902
Gulfport Energy Corp. *	1	138
Nine Point Energy Holdings, Inc. ‡ *	10,112	—
		1,326
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	71	870
Professional Services — 0.1%
NMG, Inc. *	52	9,374
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	6	1,536
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	129	3,553
Total Common Stocks (Cost $20,837)		24,164
Convertible Preferred Stocks — 0.1%
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *(Cost $1,304)	4	10,823
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.1%
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡ (a) (h)(Cost $3,552)	3,555	3,227
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	253	3
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,436	2,667
Total Preferred Stocks (Cost $3,207)		2,670
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	—	5
Entertainment — 0.0% ^
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom) *	67	—
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	35	1,752
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp. expiring 2/9/2026, price 32.86 USD *	5	433
Total Warrants (Cost $34)		2,190
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Media — 0.0% ^
DISH Network Corp. 3.38%, 8/15/2026	1,190	856
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 9/19/2022 ‡ (d) (e) (f)	—	566
Total Convertible Bonds (Cost $1,113)		1,422
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	27	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 74.8%
Certificates of Deposits — 3.8%
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.40), 2.69%, 9/1/2022 (b)	22,000	22,006
Citibank NA , 3.01%, 12/1/2022	39,000	38,986
Credit Agricole Corporate and Investment Bank (France) , 2.55%, 9/27/2022	20,000	20,002
Credit Suisse AG (Switzerland) (SOFRINDX + 0.31), 2.60%, 9/23/2022 (b)	20,000	20,001
Mitsubishi UFJ Trust & Banking Corp. (Japan) , 2.86%, 11/4/2022	23,000	23,011
Mizuho Bank Ltd. (Japan) (SOFR + 0.31), 2.59%, 9/20/2022 (b)	20,000	20,001
Nordea Bank Abp (Finland) , 2.21%, 12/1/2022	30,000	29,945
Norinchukin Bank (Japan) , 2.87%, 11/21/2022	30,000	29,995
Standard Chartered Bank (United Kingdom) (US Federal Funds Effective Rate (continuous series) + 0.55), 2.88%, 9/1/2022 (b)	20,000	20,021
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.37%), 2.66%, 9/1/2022 (b)	20,000	20,002
(SOFR + 0.40%), 2.69%, 9/1/2022 (b)	10,000	10,002
(SOFR + 0.33%), 2.62%, 10/6/2022 (b)	8,500	8,501
Sumitomo Mitsui Trust Bank Ltd. (Japan) (SOFR + 0.30), 2.59%, 9/1/2022 (b)	30,000	30,002
Toronto-Dominion Bank (The) (Canada) , 1.95%, 10/31/2022	20,000	19,977
Woori Bank (South Korea) , 3.02%, 11/1/2022 (a)	39,000	39,020
Total Certificates of Deposit (Cost $351,500)		351,472
Commercial Paper — 6.5%
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.28%), 2.57%, 9/1/2022 (a) (b)	40,000	40,003
Bank of Montreal (Canada)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b)	20,000	20,006
BNG Bank NV (Netherlands)
2.32%, 9/1/2022 (a) (n)	40,000	39,997
BNP Paribas SA (France)
(SOFR + 0.40%), 2.69%, 9/1/2022 (b)	20,000	20,006
BofA Securities, Inc.
3.03%, 12/22/2022 (n)	20,000	19,800
BPCE SA (France)
(SOFR + 0.37%), 2.66%, 9/1/2022 (a) (b)	30,000	30,009
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	91

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
CDP Financial, Inc. (Canada)
2.36%, 9/6/2022 (a) (n)	14,500	14,494
DBS Bank Ltd. (Singapore)
2.04%, 11/1/2022 (a) (n)	40,000	39,812
DNB Bank ASA (Norway)
2.41%, 10/3/2022 (a) (n)	40,000	39,912
DZ Bank AG (Germany)
2.52%, 9/28/2022 (a) (n)	30,000	29,943
Federation des Caisses Desjardins du Quebec (Canada)
2.49%, 9/29/2022 (n)	40,000	39,922
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.32%, 9/8/2022 (n)	40,000	39,979
Hydro-Quebec (Canada)
2.33%, 9/22/2022 (a) (n)	20,000	19,972
Lloyds Bank plc (United Kingdom)
2.37%, 9/23/2022 (n)	40,000	39,939
National Australia Bank Ltd. (Australia)
1.96%, 11/1/2022 (a) (n)	20,000	19,909
National Bank of Canada (Canada)
2.83%, 11/1/2022 (n)	34,000	33,839
Royal Bank of Canada (Canada)
(SOFR + 0.51%), 2.80%, 9/1/2022 (a) (b)	20,000	20,015
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.42%), 2.70%, 9/1/2022 (a) (b)	10,000	10,003
2.82%, 11/23/2022 (a) (n)	30,000	29,806
Svenska Handelsbanken AB (Sweden)
1.96%, 11/1/2022 (a) (n)	20,000	19,912
UBS AG (Switzerland)
(SOFR + 0.57%), 2.86%, 9/1/2022 (a) (b)	20,000	20,012
Westpac Securities NZ Ltd. (New Zealand)
1.91%, 11/2/2022 (a) (n)	20,000	19,908
Total Commercial Paper (Cost $607,297)		607,198
	SHARES (000)
Investment Companies — 63.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (o) (p) (Cost $5,905,252)	5,905,252	5,905,252
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 0.7%
BofA Securities, Inc., 2.69%, dated 8/31/2022, due 10/26/2022, repurchase price $65,272, collateralized by Certificates of Deposit, 4.02%, due 8/22/2023, Municipal Debt Securities, 6.50%, due 7/1/2036 and Sovereign Government Securities, 3.50% - 9.50%, due 1/24/2023 - 7/15/2052, with the value of $69,457. (Cost $65,000)	65,000	65,000
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 2.21%, 10/6/2022 (n) (q)(Cost $7,875)	7,891	7,874
Total Short-Term Investments (Cost $6,936,924)		6,936,796
Total Investments — 103.4% (Cost $9,692,425)		9,584,316
Liabilities in Excess of Other Assets — (3.4)%		(312,389)
NET ASSETS — 100.0%		9,271,927

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
BSBY	Bloomberg Short Term Bank Yield Index
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2022

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)	Defaulted security.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of August 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	The rate shown is the effective yield as of August 31, 2022.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2022.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 9/25/2052(a)	(86,585)	(82,547)
TBA, 3.50%, 10/25/2052(a)	(86,848)	(82,760)
(Proceeds received of $168,113)		(165,307)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	865	12/20/2022	USD	100,881	(914)
U.S. Treasury Ultra Bond	338	12/20/2022	USD	50,320	394
					(520)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	93

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(66)	12/20/2022	USD	(7,697)	60
U.S. Treasury 2 Year Note	(3,117)	12/30/2022	USD	(649,115)	1,179
U.S. Treasury 5 Year Note	(2,291)	12/30/2022	USD	(253,549)	1,170
					2,409
					1,889

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	75.93	USD 7,270	(117)	614	497
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	75.93	USD 7,000	(56)	535	479
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	75.93	USD 7,230	(109)	603	494
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	75.93	USD 7,220	(128)	622	494
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	75.93	USD 7,260	(112)	608	496
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	65.00	USD 6,900	5,854	(5,853)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	65.00	USD 10,550	8,434	(8,432)	2
							13,766	(11,303)	2,463
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.13	USD 14,170	2,772	(2,785)	(13)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.13	USD 6,970	1,309	(1,316)	(7)
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.13	USD 13,370	3,973	(3,986)	(13)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.13	USD 6,600	1,840	(1,846)	(6)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.13	USD 13,380	3,404	(3,417)	(13)
							13,298	(13,350)	(52)
							27,064	(24,653)	2,411

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2022

CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 42,150	(2,207)	2,301	94
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 87,600	(3,583)	3,779	196
iTraxx.Europe.Main.37-V1	1.00	Quarterly	6/20/2027	1.14	EUR 146,550	(1,411)	2,434	1,023
						(7,201)	8,514	1,313
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.92	USD 86,672	(356)	(171)	(527)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.92	USD 449,450	(5,644)	3,236	(2,408)
						(6,000)	3,065	(2,935)
						(13,201)	11,579	(1,622)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	13,766	2,463
Liabilities
OTC Credit default swap contracts outstanding - buy protection	13,298	(52)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	95

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 46.5%
Aerospace & Defense — 0.8%
Airbus SE (France) 3.15%, 4/10/2027 (a)	250	238
Boeing Co. (The)
1.17%, 2/4/2023	1,000	989
2.20%, 2/4/2026	300	275
3.55%, 3/1/2038	500	375
Northrop Grumman Corp. 3.85%, 4/15/2045	250	214
Wesco Aircraft Holdings, Inc.
9.00%, 11/15/2026 (a)	50	30
13.13%, 11/15/2027 (a)	20	7
		2,128
Air Freight & Logistics — 0.3%
FedEx Corp. 4.10%, 2/1/2045	500	422
United Parcel Service, Inc. 3.40%, 9/1/2049	300	253
		675
Airlines — 0.2%
Delta Air Lines, Inc. 3.80%, 4/19/2023	500	495
Auto Components — 0.0% ^
Clarios Global LP 6.75%, 5/15/2025 (a)	14	14
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	30	31
5.63%, 11/15/2026 (a)	35	17
		62
Automobiles — 0.6%
General Motors Co. 5.00%, 10/1/2028	500	486
Hyundai Capital America 2.65%, 2/10/2025 (a)	1,000	948
		1,434
Banks — 10.8%
Banco Santander SA (Spain) 3.85%, 4/12/2023	400	399
Bank of America Corp.
Series L, 3.95%, 4/21/2025	500	495
(ICE LIBOR USD 3 Month + 1.18%), 3.19%, 7/23/2030 (b)	600	534
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	500	450
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	500	358
Series N, (SOFR + 1.65%), 3.48%, 3/13/2052 (b)	300	233
Barclays plc (United Kingdom)
3.65%, 3/16/2025	750	729
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (b)	500	391
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	500	461
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	500	421
(SOFR + 1.39%), 2.87%, 4/19/2032 (a) (b)	500	405
Canadian Imperial Bank of Commerce (Canada) 1.25%, 6/22/2026	500	447
Citigroup, Inc.
5.50%, 9/13/2025	1,000	1,026
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	1,000	835
6.63%, 6/15/2032	320	347
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	300	269
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	750	658
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	750	688
Discover Bank 3.35%, 2/6/2023	500	499
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	1,000	921
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	750	634
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	500	395
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	1,000	904
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	500	443
Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750	749
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (b)	1,000	972
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	750	673
2.05%, 7/17/2030	500	406
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	500	464
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	750	653
(SOFR + 1.57%), 2.87%, 9/13/2030 (b)	500	430
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	500	494
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.79%), 1.09%, 3/15/2025 (b)	1,000	936
Societe Generale SA (France)
1.38%, 7/8/2025 (a)	1,000	912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	500	392
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	750	689
3.54%, 1/17/2028	500	474
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023 (a)	1,000	967
Truist Bank 3.00%, 2/2/2023	750	748
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	750	673
1.13%, 8/3/2027	500	430
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	750	735
3.00%, 2/19/2025	500	486
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	750	672
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	600	459
Westpac Banking Corp. (Australia)
2.00%, 1/13/2023	1,000	995
2.65%, 1/16/2030	500	445
		27,796
Beverages — 0.9%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	1,000	968
Coca-Cola Co. (The) 1.65%, 6/1/2030	500	422
Keurig Dr Pepper, Inc. 3.40%, 11/15/2025	500	489
PepsiCo, Inc. 1.40%, 2/25/2031	500	408
		2,287
Biotechnology — 0.3%
AbbVie, Inc. 4.25%, 11/21/2049	250	220
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	750	593
		813
Building Products — 0.7%
Carrier Global Corp. 2.70%, 2/15/2031	500	425
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	250	237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Johnson Controls International plc 4.50%, 2/15/2047	350	308
Masco Corp. 1.50%, 2/15/2028	1,000	842
		1,812
Capital Markets — 4.4%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	1,000	974
Cboe Global Markets, Inc. 3.65%, 1/12/2027	500	488
Credit Suisse AG (Switzerland) 1.00%, 5/5/2023	1,000	979
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	500	421
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	500	433
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	328
Deutsche Bank AG (Germany)
3.95%, 2/27/2023	1,000	996
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	500	482
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	1,000	933
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (b)	750	702
5.15%, 5/22/2045	900	857
Lehman Brothers Holdings, Inc.
Zero Coupon, 8/21/2009 (c)	1,350	5
0.00%, 5/25/2049 (c)	850	3
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	500	470
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	750	708
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	500	445
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	500	341
Nomura Holdings, Inc. (Japan) 3.10%, 1/16/2030	1,000	851
Owl Rock Capital Corp. 4.00%, 3/30/2025	1,000	963
		11,379
Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	750	748
PPG Industries, Inc. 3.20%, 3/15/2023	750	747
Venator Finance SARL 9.50%, 7/1/2025 (a)	25	25
		1,520
Commercial Services & Supplies — 0.3%
Waste Management, Inc. 3.15%, 11/15/2027	750	716
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	97

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.0% ^
MasTec, Inc. 4.50%, 8/15/2028 (a)	31	28
Consumer Finance — 2.6%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	498
American Express Co. 3.70%, 8/3/2023	1,500	1,498
American Honda Finance Corp. 1.00%, 9/10/2025	1,000	911
Capital One Financial Corp.
3.65%, 5/11/2027	500	478
(SOFR + 1.34%), 2.36%, 7/29/2032 (b)	500	386
Ford Motor Credit Co. LLC 3.81%, 1/9/2024	500	495
General Motors Financial Co., Inc. 4.00%, 1/15/2025	1,000	987
John Deere Capital Corp.
0.45%, 1/17/2024	750	718
1.50%, 3/6/2028	750	660
		6,631
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 3.10%, 9/15/2026	500	474
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	85	82
		556
Diversified Financial Services — 1.0%
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	1,000	876
National Rural Utilities Cooperative Finance Corp. 1.00%, 6/15/2026	750	672
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	750	661
Siemens Financieringsmaatschappij NV (Germany) 4.20%, 3/16/2047 (a)	300	284
		2,493
Diversified Telecommunication Services — 1.2%
AT&T, Inc. 3.55%, 9/15/2055	1,000	732
CCO Holdings LLC 5.13%, 5/1/2027 (a)	355	337
ESC Co., Intelsat Jackson Holdings, Ltd. 5.50%, 8/1/2023 ‡ (c)	581	—
Frontier Communications Holdings LLC 5.88%, 11/1/2029	17	14
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	392	355
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Verizon Communications, Inc.
2.10%, 3/22/2028	1,000	884
1.50%, 9/18/2030	1,000	797
		3,119
Electric Utilities — 1.8%
Alabama Power Co. 3.75%, 3/1/2045	300	249
Duke Energy Corp. 2.55%, 6/15/2031	500	417
Eversource Energy
Series M, 3.30%, 1/15/2028	500	468
3.45%, 1/15/2050	300	235
Gulf Power Co. Series A, 3.30%, 5/30/2027	500	480
MidAmerican Energy Co. 3.10%, 5/1/2027	500	482
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	500	412
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	500	422
Potomac Electric Power Co. 4.15%, 3/15/2043	250	225
Public Service Co. of Colorado 1.88%, 6/15/2031	500	416
Public Service Electric and Gas Co. 3.00%, 5/15/2027	500	480
Xcel Energy, Inc. 3.35%, 12/1/2026	500	480
		4,766
Energy Equipment & Services — 0.0% ^
Halliburton Co. 3.50%, 8/1/2023	14	14
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	15	14
		28
Entertainment — 0.0% ^
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	24	24
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp. 3.10%, 6/15/2050	250	174
AvalonBay Communities, Inc. 2.30%, 3/1/2030	250	218
Boston Properties LP 2.75%, 10/1/2026	500	466
Crown Castle, Inc. 1.35%, 7/15/2025	1,000	916
		1,774
Food & Staples Retailing — 0.9%
7-Eleven, Inc. 0.95%, 2/10/2026 (a)	1,000	888
CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	488	524
Kroger Co. (The) 2.20%, 5/1/2030	1,000	840
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
Rite Aid Corp.
7.50%, 7/1/2025 (a)	11	10
8.00%, 11/15/2026 (a)	20	16
		2,278
Food Products — 0.5%
Conagra Brands, Inc. 4.85%, 11/1/2028	500	495
Kellogg Co. 3.40%, 11/15/2027	500	476
Mondelez International, Inc. 1.50%, 2/4/2031	500	394
		1,365
Gas Utilities — 3.0%
Atmos Energy Corp. 0.63%, 3/9/2023	1,500	1,474
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	2,000	1,970
East Ohio Gas Co. (The) 2.00%, 6/15/2030 (a)	500	410
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	2,000	1,925
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	500	463
ONE Gas, Inc. 1.10%, 3/11/2024	1,570	1,511
		7,753
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories 3.88%, 9/15/2025	1,000	1,005
Stryker Corp. 1.15%, 6/15/2025	250	231
		1,236
Health Care Providers & Services — 1.2%
Aetna, Inc. 3.50%, 11/15/2024	500	494
CVS Health Corp.
1.75%, 8/21/2030	500	404
5.05%, 3/25/2048	250	241
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	25	8
HCA, Inc. 2.38%, 7/15/2031	500	397
Quest Diagnostics, Inc. 3.50%, 3/30/2025	500	491
UnitedHealth Group, Inc.
3.75%, 7/15/2025	600	598
4.75%, 7/15/2045	500	492
		3,125
Hotels, Restaurants & Leisure — 0.0% ^
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	35	34
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	8	8
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12	12
		54
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — 0.3%
DR Horton, Inc. 1.40%, 10/15/2027	1,000	838
Household Products — 0.0% ^
Spectrum Brands, Inc. 5.75%, 7/15/2025	8	8
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 1.95%, 6/1/2030	500	430
Insurance — 2.5%
Berkshire Hathaway Finance Corp. 2.85%, 10/15/2050	500	365
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	2,000	1,886
Chubb INA Holdings, Inc. 3.15%, 3/15/2025	500	492
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	500	443
Lincoln National Corp. 4.00%, 9/1/2023	250	250
MetLife, Inc. 4.05%, 3/1/2045	300	264
Metropolitan Life Global Funding I 0.95%, 7/2/2025 (a)	750	685
Principal Life Global Funding II 1.25%, 6/23/2025 (a)	750	686
Protective Life Global Funding 1.74%, 9/21/2030 (a)	500	397
Willis North America, Inc. 3.60%, 5/15/2024	1,000	988
		6,456
Interactive Media & Services — 0.1%
Alphabet, Inc. 2.25%, 8/15/2060	500	319
Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.
4.80%, 12/5/2034	800	844
4.25%, 8/22/2057	400	375
		1,219
IT Services — 0.9%
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	500	443
International Business Machines Corp. 4.15%, 5/15/2039	400	361
Mastercard, Inc. 3.65%, 6/1/2049	500	438
PayPal Holdings, Inc. 2.85%, 10/1/2029	750	679
Visa, Inc. 4.30%, 12/14/2045	500	481
		2,402
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. 3.05%, 9/22/2026	750	714
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	99

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.2%
Caterpillar, Inc. 2.60%, 4/9/2030	500	453
Media — 0.8%
Comcast Corp.
3.15%, 2/15/2028	500	475
4.40%, 8/15/2035	400	386
2.94%, 11/1/2056	323	219
2.65%, 8/15/2062	500	317
Discovery Communications LLC 4.13%, 5/15/2029	500	456
DISH DBS Corp. 5.88%, 11/15/2024	293	265
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	25	23
		2,141
Multiline Retail — 0.2%
Kohl's Corp. 3.38%, 5/1/2031	500	357
Target Corp. 2.35%, 2/15/2030	250	220
		577
Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc. 4.45%, 3/15/2044	250	232
Dominion Energy, Inc. Series C, 4.90%, 8/1/2041	250	239
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	500	442
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	750	596
		1,509
Oil, Gas & Consumable Fuels — 2.4%
BP Capital Markets America, Inc.
1.75%, 8/10/2030	500	413
2.94%, 6/4/2051	250	179
Chesapeake Energy Corp., Escrow 5.50%, 9/15/2026 ‡ (c)	130	3
Chevron USA, Inc. 0.69%, 8/12/2025	500	457
Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	60	56
Energy Transfer LP 5.15%, 3/15/2045	300	259
Enterprise Products Operating LLC 7.55%, 4/15/2038	385	453
Kinder Morgan, Inc. 5.05%, 2/15/2046	300	274
Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	990
MPLX LP 1.75%, 3/1/2026	500	452
Phillips 66 4.65%, 11/15/2034	250	242
Phillips 66 Co.
3.61%, 2/15/2025 (a)	500	489
3.75%, 3/1/2028 (a)	500	470
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Reliance Industries Ltd. (India) 4.13%, 1/28/2025 (a)	500	495
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	368
Williams Cos., Inc. (The) 4.00%, 9/15/2025	500	494
		6,094
Personal Products — 0.2%
ESC SANCHEZ 8.88%, 3/15/2025 ‡ (a) (c)	41	—
Estee Lauder Cos., Inc. (The) 1.95%, 3/15/2031	500	421
		421
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	325	195
Johnson & Johnson 2.45%, 9/1/2060	500	333
Mallinckrodt International Finance SA 10.00%, 6/15/2029 (a)	7	4
Merck & Co., Inc. 2.35%, 6/24/2040	500	367
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	500	387
		1,286
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	250	275
Hertz Corp. (The) 6.25%, 10/15/2022 (c)	290	1
Norfolk Southern Corp. 3.15%, 6/1/2027	500	474
Union Pacific Corp. 3.38%, 2/1/2035	250	222
		972
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc. 3.14%, 11/15/2035 (a)	750	568
QUALCOMM, Inc. 2.15%, 5/20/2030	500	437
		1,005
Software — 1.0%
Intuit, Inc. 1.35%, 7/15/2027	500	440
Microsoft Corp.
3.13%, 11/3/2025	624	614
2.68%, 6/1/2060	500	355
Oracle Corp.
2.95%, 4/1/2030	500	427
3.80%, 11/15/2037	300	233
3.60%, 4/1/2050	300	204
ServiceNow, Inc. 1.40%, 9/1/2030	250	196
		2,469
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.3%
AutoNation, Inc. 2.40%, 8/1/2031	500	383
Home Depot, Inc. (The) 3.90%, 6/15/2047	350	308
Staples, Inc. 7.50%, 4/15/2026 (a)	150	127
		818
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.65%, 5/11/2050	500	366
2.80%, 2/8/2061	500	353
		719
Tobacco — 0.3%
Altria Group, Inc. 3.88%, 9/16/2046	400	277
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	250	230
2.73%, 3/25/2031	400	320
		827
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc.
1.50%, 2/15/2026	500	450
2.55%, 2/15/2031	1,000	832
Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	250	223
		1,505
Total Corporate Bonds (Cost $133,774)		119,529
Mortgage-Backed Securities — 34.3%
FHLMC Gold Pools, 20 Year Pool # G30450, 6.00%, 1/1/2029	3	3
FHLMC Gold Pools, 30 Year
Pool # C80364, 7.00%, 12/1/2025	1	1
Pool # C00464, 8.00%, 5/1/2026	—	—
Pool # C80409, 8.00%, 6/1/2026	—	—
Pool # D78618, 7.50%, 2/1/2027	2	2
Pool # G02125, 6.00%, 2/1/2036	2	2
Pool # A53165, 6.00%, 10/1/2036	27	27
Pool # A56599, 6.00%, 1/1/2037	5	6
Pool # G08205, 6.00%, 6/1/2037	—	—
Pool # G03362, 6.00%, 9/1/2037	43	46
Pool # G03819, 6.00%, 1/1/2038	6	7
Pool # G08276, 6.00%, 6/1/2038	9	9
Pool # A80908, 6.00%, 8/1/2038	105	112
FNMA UMBS, 30 Year
Pool # 505614, 6.50%, 7/1/2029	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 508677, 6.50%, 8/1/2029	4	4
Pool # 520792, 6.50%, 11/1/2029	3	3
Pool # 787555, 6.50%, 2/1/2035	4	4
Pool # 787556, 7.00%, 2/1/2035	12	12
Pool # 787563, 6.50%, 3/1/2035	33	36
Pool # 787564, 7.00%, 3/1/2035	6	6
Pool # 924041, 6.00%, 5/1/2037	126	136
Pool # AY3845, 4.00%, 5/1/2045	1,307	1,306
Pool # AY8492, 4.00%, 6/1/2045	1,399	1,404
Pool # AZ0913, 4.00%, 6/1/2045	787	789
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.50%, 9/25/2037 (d)	3,150	2,980
TBA, 3.00%, 9/25/2037 (d)	2,350	2,276
TBA, 3.50%, 9/25/2037 (d)	2,350	2,308
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 8/25/2052 (d)	1,266	1,206
TBA, 2.00%, 9/25/2052 (d)	13,400	11,527
TBA, 2.50%, 9/25/2052 (d)	15,300	13,660
TBA, 3.00%, 9/25/2052 (d)	12,200	11,292
TBA, 3.50%, 9/25/2052 (d)	9,757	9,296
TBA, 4.00%, 9/25/2052 (d)	8,000	7,808
TBA, 4.50%, 9/25/2052 (d)	2,200	2,187
TBA, 5.00%, 9/25/2052 (d)	1,867	1,884
TBA, 5.00%, 10/25/2052 (d)	3,008	3,031
GNMA I, 30 Year Pool # 550851, 7.00%, 9/15/2031	53	56
GNMA II, Single Family, 30 Year
TBA, 2.50%, 9/15/2052 (d)	6,200	5,649
TBA, 3.00%, 9/15/2052 (d)	2,800	2,628
TBA, 3.50%, 9/15/2052 (d)	4,000	3,857
TBA, 4.00%, 9/15/2052 (d)	2,650	2,611
Total Mortgage-Backed Securities (Cost $90,116)		88,171
U.S. Treasury Obligations — 7.0%
U.S. Treasury Bonds
4.50%, 2/15/2036	5,850	6,745
1.13%, 8/15/2040	4,050	2,731
1.75%, 8/15/2041	4,850	3,603
1.25%, 5/15/2050	3,150	1,948
1.38%, 8/15/2050	4,500	2,878
Total U.S. Treasury Obligations (Cost $23,950)		17,905
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	101

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 2.9%
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	367	335
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R3, Class M8, 4.57%, 5/25/2035 ‡ (e)	282	251
Carrington Mortgage Loan Trust Series 2006-NC5, Class A3, 2.59%, 1/25/2037 ‡ (e)	881	742
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 2.60%, 12/25/2036 ‡ (a) (e)	323	182
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB8, Class A1, 2.72%, 10/25/2036 ‡ (e)	75	70
CWABS Asset-Backed Certificates Trust
Series 2007-2, Class 2A3, 2.58%, 8/25/2037 ‡ (e)	46	45
Series 2007-8, Class 2A3, 2.63%, 11/25/2037 ‡ (e)	10	10
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 3.19%, 3/25/2034 ‡ (e)	34	33
Series 2004-1, Class M2, 3.27%, 3/25/2034 ‡ (e)	28	27
Series 2004-1, Class 3A, 3.00%, 4/25/2034 ‡ (e)	10	9
FBR Securitization Trust Series 2005-2, Class M2, 3.19%, 9/25/2035 ‡ (e)	81	81
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class M1, 2.82%, 7/25/2036 ‡ (e)	305	292
Series 2006-FF14, Class A5, 2.60%, 10/25/2036 ‡ (e)	152	149
Fremont Home Loan Trust Series 2005-1, Class M6, 3.60%, 6/25/2035 ‡ (e)	261	220
GSAA Home Equity Trust
Series 2006-1, Class A2, 2.88%, 1/25/2036 ‡ (e)	171	62
Series 2006-19, Class A2, 2.80%, 12/25/2036 ‡ (e)	161	52
Series 2007-4, Class A1, 2.64%, 3/25/2037 ‡ (e)	48	16
Series 2007-2, Class AF4A, 6.48%, 3/25/2037 ‡ (f)	306	101
Series 2007-7, Class 1A2, 2.80%, 7/25/2037 ‡ (e)	34	32
GSAMP Trust
Series 2005-NC1, Class M2, 3.54%, 2/25/2035 ‡ (e)	399	370
Series 2005-WMC1, Class M1, 3.18%, 9/25/2035 ‡ (e)	36	35
Series 2006-FM1, Class A1, 2.76%, 4/25/2036 ‡ (e)	134	98
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-HE3, Class A2C, 2.76%, 5/25/2046 (e)	9	9
Series 2007-HE1, Class A2C, 2.59%, 3/25/2047 ‡ (e)	94	91
Long Beach Mortgage Loan Trust Series 2006-WL1, Class 2A4, 3.12%, 1/25/2046 ‡ (e)	3	3
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 2.66%, 11/25/2036 ‡ (e)	69	25
Series 2006-HE4, Class A3, 2.74%, 11/25/2036 ‡ (e)	88	33
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A, 3.29%, 10/25/2037 ‡ (e)	1,551	1,048
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1, Class A2C, 2.78%, 7/25/2037 ‡ (e)	1,272	593
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE7, Class A2B, 3.44%, 7/25/2037 ‡ (e)	31	31
Nationstar Home Equity Loan Trust Series 2007-B, Class M1, 2.85%, 4/25/2037 ‡ (e)	263	245
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 3.12%, 3/25/2035 ‡ (e)	163	162
Series 2005-1, Class M6, 3.64%, 3/25/2035 ‡ (e)	254	235
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 2.74%, 9/25/2036 ‡ (e)	122	56
Series 2006-4, Class A2D, 2.94%, 9/25/2036 ‡ (e)	13	6
Series 2006-5, Class A2C, 2.78%, 11/25/2036 ‡ (e)	421	150
Series 2007-1, Class A1A, 2.57%, 3/25/2037 ‡ (e)	222	152
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 2.90%, 12/25/2035 ‡ (e)	7	7
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 2.72%, 9/25/2036 ‡ (e)	88	57
Series 2006-WM2, Class A2A, 2.76%, 9/25/2036 ‡ (e)	953	690
Soundview Home Loan Trust
Series 2006-NLC1, Class A1, 2.50%, 11/25/2036 ‡ (a) (e)	74	25
Series 2006-NLC1, Class A2, 2.56%, 11/25/2036 ‡ (a) (e)	910	309
Series 2006-NLC1, Class A3, 2.61%, 11/25/2036 ‡ (a) (e)	71	24
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2006-NLC1, Class A4, 2.68%, 11/25/2036 ‡ (a) (e)	399	136
Series 2007-OPT3, Class 2A3, 2.62%, 8/25/2037 ‡ (e)	108	104
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4, Class M1, 3.01%, 10/25/2036 ‡ (a) (e)	109	107
Series 2006-BC5, Class A4, 2.78%, 12/25/2036 ‡ (e)	16	16
Total Asset-Backed Securities (Cost $8,674)		7,526
Collateralized Mortgage Obligations — 2.8%
Alternative Loan Trust Series 2006-J2, Class A1, 2.94%, 4/25/2036 (e)	57	24
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (e)	143	133
Angel Oak Mortgage Trust I LLC Series 2019-1, Class A2, 4.02%, 11/25/2048 (a) (e)	10	10
Banc of America Funding Trust
Series 2005-B, Class 3M1, 3.04%, 4/20/2035 ‡ (e)	108	107
Series 2014-R7, Class 1A1, 2.59%, 5/26/2036 (a) (e)	10	10
Series 2014-R7, Class 2A1, 2.58%, 9/26/2036 (a) (e)	10	10
Series 2015-R4, Class 5A1, 2.41%, 10/25/2036 (a) (e)	91	90
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	46	41
CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 2.79%, 5/25/2037 (e)	11	4
Citigroup Mortgage Loan Trust
Series 2014-10, Class 1A1, 2.39%, 11/25/2036 (a) (e)	15	15
Series 2014-10, Class 4A1, 2.43%, 2/25/2037 (a) (e)	29	28
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 5.84%, 10/25/2039 (a) (e)	79	77
Series 2020-R02, Class 2B1, 5.44%, 1/25/2040 ‡ (a) (e)	2,599	2,428
Series 2020-R01, Class 1B1, 5.69%, 1/25/2040 ‡ (a) (e)	1,251	1,170
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	60	58
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	19	17
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 2.94%, 2/25/2035 (e)	3	3
FHLMC STACR REMIC Trust Series 2020-HQA1, Class M2, 4.34%, 1/25/2050 (a) (e)	574	573
FHLMC, REMIC Series 2980, Class QB, 6.50%, 5/15/2035	23	25
FNMA Trust, Whole Loan Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	11	11
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059 (a) (e)	239	227
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (a) (f)	230	221
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	57	57
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.72%, 12/19/2034 (e)	1	1
Series 2006-9, Class 2A1A, 2.79%, 11/19/2036 (e)	32	28
Impac CMB Trust Series 2005-1, Class 2A1, 2.95%, 4/25/2035 (e)	109	104
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	73	54
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	88	52
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 2.58%, 12/26/2036 (a) (e)	18	17
RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	364	308
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 2.41%, 8/26/2036 (a) (e)	28	28
RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 3.69%, 12/10/2035 ‡ (a) (e)	14	2
Residential Asset Securitization Trust
Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	78	75
Series 2006-R1, Class A2, 2.84%, 1/25/2046 (e)	—	—
RFMSI Trust
Series 2006-S9, Class A1, 6.25%, 9/25/2036	74	62
Series 2007-SA4, Class 3A1, 4.80%, 10/25/2037 (e)	366	276
Starwood Mortgage Residential Trust Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (e)	117	113
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 3.44%, 5/25/2058 ‡ (a) (e)	379	374
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	103

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (a) (e)	150	144
Series 2020-1, Class B1, 3.62%, 1/25/2060 ‡ (a) (e)	102	94
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 2.89%, 9/25/2035 (e)	4	4
Total Collateralized Mortgage Obligations (Cost $7,352)		7,075
Foreign Government Securities — 0.4%
State of Israel Government Bond 3.25%, 1/17/2028(Cost $996)	1,000	986
U.S. Government Agency Securities — 0.4%
FNMA 1.88%, 9/24/2026(Cost $1,053)	1,000	941
Loan Assignments — 0.2% (b) (g)
Hotels, Restaurants & Leisure — 0.0% ^
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 5.52%, 4/29/2026	123	119
Specialty Retail — 0.2%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (h)	484	457
Total Loan Assignments (Cost $571)		576
	SHARES (000)
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *(Cost $54)	—	455
Common Stocks — 0.2%
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding Co. ‡ *	49	60
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	—	7
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	—	3
Professional Services — 0.1%
NMG, Inc. *	1	95
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	65
INVESTMENTS	SHARES (000)	VALUE ($000)

Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	5	150
Total Common Stocks (Cost $426)		380
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.1%
Commercial Mortgage Trust Series 2012-CR3, Class A3, 2.82%, 10/15/2045	215	214
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 ‡ (a) (e)	145	132
Total Commercial Mortgage-Backed Securities (Cost $356)		346
	SHARES (000)
Preferred Stocks — 0.0% ^
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡(Cost $81)	84	92
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	1	48
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp. expiring 2/9/2026, price 33.00 USD *	—	10
Total Warrants (Cost $1)		58
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Media — 0.0% ^
DISH Network Corp. 3.38%, 8/15/2026(Cost $22)	25	18
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	1	—
	SHARES (000)
Short-Term Investments — 37.4%
Investment Companies — 37.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (i) (j) (Cost $95,469)	95,469	95,469
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 2.21%, 10/6/2022 (k) (l)(Cost $756)	758	756
Total Short-Term Investments (Cost $96,225)		96,225
Total Investments — 132.4% (Cost $363,651)		340,283
Liabilities in Excess of Other Assets — (32.4)%		(83,293)
NET ASSETS — 100.0%		256,990

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)	Defaulted security.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(g)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	Fund is subject to legal or contractual restrictions on the resale of the security.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2022.
(k)	The rate shown is the effective yield as of August 31, 2022.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 8/25/2052(a)	(1,266)	(1,207)
TBA, 3.50%, 10/25/2052(a)	(1,200)	(1,143)
(Proceeds received of $2,376)		(2,350)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	105

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	91	12/20/2022	USD	10,613	(75)
U.S. Treasury 10 Year Ultra Note	5	12/20/2022	USD	624	(3)
U.S. Treasury Long Bond	10	12/20/2022	USD	1,355	(7)
U.S. Treasury Ultra Bond	44	12/20/2022	USD	6,551	19
					(66)
Short Contracts
U.S. Treasury 10 Year Note	(2)	12/20/2022	USD	(233)	2
U.S. Treasury 2 Year Note	(44)	12/30/2022	USD	(9,163)	17
U.S. Treasury 5 Year Note	(18)	12/30/2022	USD	(1,992)	9
					28
					(38)

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	75.93	USD 80	(1)	6	5
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	75.93	USD 90	(1)	7	6
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	75.93	USD 90	(1)	7	6
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	75.93	USD 90	(2)	9	7
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	75.93	USD 80	(1)	6	5
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	65.00	USD 180	153	(153)	—(d)
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	65.00	USD 210	167	(167)	—(d)
							314	(285)	29
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.13	USD 60	12	(12)	—(d)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.13	USD 40	8	(8)	—(d)
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.13	USD 60	18	(18)	—(d)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.13	USD 30	8	(8)	—(d)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.13	USD 60	15	(15)	—(d)
							61	(61)	—(d)
							375	(346)	29

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	August 31, 2022

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(d)	Amount rounds to less than one thousand.
Abbreviations
ABX	Asset-Backed Securities Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 700	(37)	39	2
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 1,800	(94)	98	4
iTraxx.Europe.Main.37-V1	1.00	Quarterly	6/20/2027	1.14	EUR 2,100	(20)	34	14
						(151)	171	20
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.92	USD 1,208	(5)	(2)	(7)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.92	USD 7,600	(95)	54	(41)
						(100)	52	(48)
						(251)	223	(28)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	107

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of August 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	314	29
Liabilities
OTC Credit default swap contracts outstanding - buy protection	61	—(a)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.1%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.71%, 5/1/2040	415	396
3.85%, 11/1/2048	375	266
3.95%, 8/1/2059	435	302
Leonardo SpA (Italy) 4.88%, 3/24/2025	150	153
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026 (a)	100	96
4.63%, 2/16/2026 (b)	110	106
		1,319
Airlines — 0.3%
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	715	598
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,766	1,681
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026 (a)	300	260
International Consolidated Airlines Group SA (United Kingdom) 0.50%, 7/4/2023 (a)	100	96
		2,635
Auto Components — 0.5%
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	298	279
Adler Pelzer Holding GmbH (Germany) 4.13%, 4/1/2024 (a)	110	92
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	140	130
5.88%, 6/1/2029 (b)	315	296
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	300	281
5.00%, 10/1/2029	260	219
Clarios Global LP 8.50%, 5/15/2027 (b)	410	403
Dometic Group AB (Sweden) 3.00%, 9/13/2023 (a)	200	196
Faurecia SE (France)
3.13%, 6/15/2026 (a)	480	426
2.38%, 6/15/2027 (a)	100	79
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	470	421
Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028 (b)	168	122
IHO Verwaltungs GmbH (Germany) 3.88% (Cash), 5/15/2027 (a) (c) (d)	100	83
Lear Corp. 3.55%, 1/15/2052	305	199
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued
Schaeffler AG (Germany)
2.75%, 10/12/2025 (a)	300	281
2.88%, 3/26/2027 (a)	330	299
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	150	113
Valeo (France) 3.25%, 1/22/2024 (a)	500	502
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (a)	400	340
2.50%, 10/23/2027 (a)	300	238
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (a)	200	162
ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023 (a)	100	99
		5,260
Automobiles — 0.4%
General Motors Co. 6.13%, 10/1/2025	122	126
Hyundai Capital America
1.30%, 1/8/2026 (b)	430	381
3.50%, 11/2/2026 (b)	2,180	2,046
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024 (a)	300	275
4.50%, 1/15/2026 (a)	250	209
Renault SA (France)
1.25%, 6/24/2025 (a)	200	179
2.00%, 9/28/2026 (a)	300	254
Stellantis NV 3.88%, 1/5/2026 (a)	160	164
Volvo Car AB (Sweden) 2.00%, 1/24/2025 (a)	300	286
		3,920
Banks — 6.0%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (e) (f) (g)	400	363
4.80%, 4/18/2026 (b)	800	785
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (b) (g)	1,200	933
Banco Bilbao Vizcaya Argentaria SA (Spain) (EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (e) (f) (g)	2,400	2,261
Banco Santander SA (Spain)
5.15%, 8/18/2025	800	796
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	109

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (e) (f) (g)	1,000	797
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (g)	1,343	1,327
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (e) (f) (g)	343	345
(SOFR + 1.05%), 2.55%, 2/4/2028 (g)	1,800	1,632
(SOFR + 1.32%), 2.69%, 4/22/2032 (g)	1,180	978
(SOFR + 1.22%), 2.30%, 7/21/2032 (g)	1,390	1,110
(SOFR + 1.21%), 2.57%, 10/20/2032 (g)	2,700	2,207
(SOFR + 1.93%), 2.68%, 6/19/2041 (g)	740	530
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (g)	430	389
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (g)	2,100	1,614
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (b)	700	699
CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (e) (f) (g)	600	581
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (g)	177	171
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (g)	550	483
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	2,521	2,181
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (g)	1,225	1,173
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)	830	770
(SOFR + 3.91%), 4.41%, 3/31/2031 (g)	2,260	2,157
Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (g)	700	663
Commonwealth Bank of Australia (Australia) 3.78%, 3/14/2032 (b)	440	378
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (b) (g)	1,225	1,089
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (e) (f) (g)	600	540
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (g)	1,720	1,617
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (e) (f) (g)	1,656	1,695
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (g)	302	265
Discover Bank 4.20%, 8/8/2023	1,245	1,246
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (g)	447	425
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026 (g)	300	273
(SOFR + 2.61%), 5.21%, 8/11/2028 (g)	2,565	2,504
(SOFR + 1.73%), 2.01%, 9/22/2028 (g)	2,575	2,177
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (g)	666	601
ING Groep NV (Netherlands)
(SOFR + 1.64%), 3.87%, 3/28/2026 (g)	1,100	1,072
(SOFR + 2.07%), 4.25%, 3/28/2033 (g)	200	185
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (e) (f) (g)	1,676	1,627
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (b) (g)	200	146
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (g)	410	267
Lloyds Banking Group plc (United Kingdom)
4.05%, 8/16/2023	1,385	1,383
(EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (a) (e) (f) (g)	652	624
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.53%, 9/13/2023	1,950	1,921
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (g)	360	356
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (e) (f) (g)	2,446	2,416
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (f) (g)	1,535	1,240
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (g)	1,400	1,211
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (e) (f) (g)	652	528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (g)	490	384
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (g)	593	477
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (g)	1,280	1,237
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (g)	544	513
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	526	525
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (e) (f) (g)	600	493
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (e) (f) (g)	300	289
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (g)	720	609
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (g)	680	511
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	1,420	1,251
(SOFR + 1.51%), 3.53%, 3/24/2028 (g)	1,410	1,332
(SOFR + 1.26%), 2.57%, 2/11/2031 (g)	420	356
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	250	238
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (g)	360	324
		59,270
Beverages — 0.4%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046	655	622
Anheuser-Busch InBev SA/NV (Belgium) 3.70%, 4/2/2040 (a)	600	588
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048	1,251	1,112
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	1,120	1,066
4.05%, 4/15/2032	1,000	933
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	50	41
		4,362
Biotechnology — 0.5%
AbbVie, Inc.
3.75%, 11/14/2023	1,410	1,407
3.20%, 11/21/2029	925	845
4.70%, 5/14/2045	417	388
4.25%, 11/21/2049	585	514
Amgen, Inc. 2.45%, 2/21/2030	425	372
Biogen, Inc. 2.25%, 5/1/2030	285	233
Grifols Escrow Issuer SA (Spain) 3.88%, 10/15/2028 (b)	130	105
Grifols SA (Spain)
1.63%, 2/15/2025 (a)	100	92
2.25%, 11/15/2027 (a)	610	515
		4,471
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	745	689
JELD-WEN, Inc. 6.25%, 5/15/2025 (b)	175	171
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	85	70
Standard Industries, Inc.
2.25%, 11/21/2026 (a)	150	125
4.75%, 1/15/2028 (b)	140	122
		1,177
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	111

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 2.6%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (e) (f) (g)	740	636
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (g)	1,030	838
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	170	110
Credit Suisse Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (b) (e) (f) (g)	480	375
4.28%, 1/9/2028 (b)	2,840	2,549
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (g)	1,165	1,124
(SOFR + 2.26%), 3.74%, 1/7/2033 (g)	1,505	1,069
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (g)	1,118	925
(SOFR + 0.80%), 1.43%, 3/9/2027 (g)	2,330	2,073
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	1,270	1,152
(SOFR + 1.28%), 2.62%, 4/22/2032 (g)	410	339
(SOFR + 1.26%), 2.65%, 10/21/2032 (g)	1,525	1,252
(SOFR + 1.41%), 3.10%, 2/24/2033 (g)	2,540	2,161
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027 (a)	880	701
Huarong Finance 2019 Co. Ltd. (China)
(ICE LIBOR USD 3 Month + 1.13%), 4.10%, 2/24/2023 (a) (g)	520	507
3.75%, 5/29/2024 (a)	520	477
Morgan Stanley
(SOFR + 0.95%), 3.24%, 2/18/2026 (g)	790	779
3.63%, 1/20/2027	2,000	1,943
(SOFR + 0.88%), 1.59%, 5/4/2027 (g)	2,660	2,371
(SOFR + 1.61%), 4.21%, 4/20/2028 (g)	288	281
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (g)	2,210	2,086
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (g)	530	500
(SOFR + 1.14%), 2.70%, 1/22/2031 (g)	1,560	1,350
(SOFR + 1.20%), 2.51%, 10/20/2032 (g)	159	130
		25,728
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (a)	1,180	998
Ashland Services BV 2.00%, 1/30/2028 (a)	100	85
CF Industries, Inc.
4.50%, 12/1/2026 (b)	835	826
4.95%, 6/1/2043	653	580
Chemours Co. (The) 4.00%, 5/15/2026	100	93
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	156	136
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029 (b)	138	101
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025 (a)	300	276
2.88%, 5/1/2026 (a)	200	180
INEOS Quattro Finance 2 plc (United Kingdom) 2.50%, 1/15/2026 (a)	200	178
INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027 (a)	100	83
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244	208
Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025 (a)	180	170
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (b)	13	11
OCP SA (Morocco) 6.88%, 4/25/2044 (a)	390	342
Rain CII Carbon LLC 7.25%, 4/1/2025 (b)	154	144
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	565	453
4.38%, 2/1/2032	180	136
Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (e) (f) (g)	100	100
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (a) (e) (f) (g)	500	430
Synthomer plc (United Kingdom) 3.88%, 7/1/2025 (a)	100	93
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	50	43
		5,666
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	1,045	871
Brink's Co. (The) 4.63%, 10/15/2027 (b)	275	248
Elis SA (France) 2.88%, 2/15/2026 (a)	500	482
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (b)	200	169
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Paprec Holding SA (France) 3.50%, 7/1/2028 (b)	164	134
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025 (a)	100	91
SPIE SA (France) 2.63%, 6/18/2026 (a)	400	378
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (a)	246	230
Techem Verwaltungsgesellschaft 675 mbH (Germany) 2.00%, 7/15/2025 (a)	200	183
Verisure Holding AB (Sweden)
3.88%, 7/15/2026 (a)	200	179
3.25%, 2/15/2027 (a)	350	302
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (a)	150	121
5.25%, 2/15/2029 (b)	119	96
		3,484
Communications Equipment — 0.1%
CommScope, Inc. 6.00%, 3/1/2026 (b)	875	827
Construction & Engineering — 0.1%
Heathrow Funding Ltd. (United Kingdom) 5.88%, 5/13/2041 (a)	500	599
Construction Materials — 0.2%
Cemex SAB de CV (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (e) (f) (g)	1,054	874
3.88%, 7/11/2031 (b)	1,038	869
		1,743
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
4.13%, 7/3/2023	1,400	1,397
1.65%, 10/29/2024	510	472
1.75%, 1/30/2026	1,030	908
2.45%, 10/29/2026	400	353
3.00%, 10/29/2028	2,235	1,900
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (f) (g)	391	336
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	1,995	1,905
2.13%, 2/21/2026 (b)	100	86
4.25%, 4/15/2026 (b)	680	627
4.38%, 5/1/2026 (b)	460	425
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (f) (g)	1,728	1,467
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	310	304
2.75%, 6/14/2024	100	109
4.06%, 11/1/2024	400	388
3.25%, 9/15/2025	100	95
2.33%, 11/25/2025	400	369
4.39%, 1/8/2026	920	866
4.27%, 1/9/2027	1,566	1,430
4.95%, 5/28/2027	760	713
3.63%, 6/17/2031	714	578
General Motors Financial Co., Inc.
4.15%, 6/19/2023	2,570	2,569
2.75%, 6/20/2025	224	212
OneMain Finance Corp. 4.00%, 9/15/2030	20	15
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (e) (f) (g)	100	95
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (e) (f) (g)	100	91
		17,710
Containers & Packaging — 0.4%
ARD Finance SA (Luxembourg) 5.00% (Cash), 6/30/2027 (a) (c) (d)	100	74
Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028 (a)	250	207
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (a)	380	308
5.25%, 8/15/2027 (b)	495	358
Ball Corp.
0.88%, 3/15/2024	300	285
1.50%, 3/15/2027	180	157
Berry Global, Inc. 1.00%, 1/15/2025 (a)	300	282
Crown European Holdings SA 3.38%, 5/15/2025 (a)	440	436
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (a)	250	212
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (b)	120	116
OI European Group BV 3.13%, 11/15/2024 (a)	180	171
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	113

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	485	450
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	195	170
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (a)	350	260
Silgan Holdings, Inc. 3.25%, 3/15/2025	180	177
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029 (a)	150	128
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026 (a) (h)	300	285
		4,076
Distributors — 0.0% ^
Parts Europe SA (France) 6.50%, 7/16/2025 (a)	100	101
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	168	157
Service Corp. International 3.38%, 8/15/2030	90	74
		231
Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (b)	2,150	2,118
Paysafe Finance plc 3.00%, 6/15/2029 (b)	169	128
Sabre GLBL, Inc. 7.38%, 9/1/2025 (b)	27	26
		2,272
Diversified Telecommunication Services — 1.8%
Altice France Holding SA (Luxembourg) 8.00%, 5/15/2027 (a)	221	181
Altice France SA (France)
2.13%, 2/15/2025 (a)	400	360
3.38%, 1/15/2028 (a)	100	80
AT&T, Inc.
2.55%, 12/1/2033	1,250	996
3.50%, 9/15/2053	860	634
3.55%, 9/15/2055	362	265
CCO Holdings LLC
5.13%, 5/1/2027 (b)	2,600	2,468
5.00%, 2/1/2028 (b)	2,405	2,198
5.38%, 6/1/2029 (b)	165	151
4.75%, 3/1/2030 (b)	330	284
4.25%, 2/1/2031 (b)	1,435	1,171
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025 (a)	300	295
1.88%, 6/26/2029	300	243
DKT Finance ApS (Denmark) 7.00%, 6/17/2023 (a)	150	146
eircom Finance DAC (Ireland)
3.50%, 5/15/2026 (a)	250	231
2.63%, 2/15/2027 (a)	200	170
Iliad Holding SASU (France) 5.63%, 10/15/2028 (b)	344	319
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026 (a)	300	275
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (a)	175	142
Level 3 Financing, Inc. 4.25%, 7/1/2028 (b)	110	91
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (b)	100	89
4.00%, 9/18/2027 (a)	700	625
Lumen Technologies, Inc. 5.13%, 12/15/2026 (b)	955	825
Orange SA (France)
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (e) (f) (g)	400	381
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (e) (f) (g)	300	266
Sprint Capital Corp.
6.88%, 11/15/2028	980	1,035
8.75%, 3/15/2032	80	97
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	530	418
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	190	200
Telecom Italia SpA (Italy)
3.63%, 1/19/2024 (a)	100	100
2.88%, 1/28/2026 (a)	700	649
3.63%, 5/25/2026 (a)	200	192
2.38%, 10/12/2027 (a)	450	381
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047	700	606
Verizon Communications, Inc.
1.75%, 1/20/2031	1,320	1,047
2.36%, 3/15/2032	110	90
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.65%, 11/20/2040	250	180
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (a)	210	165
		18,046
Electric Utilities — 3.1%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (b)	938	673
ContourGlobal Power Holdings SA (Spain)
4.13%, 8/1/2025 (a)	100	97
2.75%, 1/1/2026 (a)	200	172
Duke Energy Progress LLC
3.40%, 4/1/2032	490	454
4.00%, 4/1/2052	160	142
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	540	440
EDP - Energias de Portugal SA (Portugal)
(EUR Swap Annual 5 Year + 4.29%), 4.50%, 4/30/2079 (a) (g)	1,100	1,088
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (g)	600	540
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (e) (f) (g)	300	278
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (a) (e) (f) (g)	300	270
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,622
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (g)	2,251	2,273
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	1,135	1,031
2.25%, 7/12/2031 (b)	316	239
5.00%, 6/15/2032 (b)	580	537
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (a) (e) (f) (g)	1,800	1,524
Entergy Texas, Inc. 1.75%, 3/15/2031	385	309
Evergy, Inc. 2.90%, 9/15/2029	443	389
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	832	767
Georgia Power Co. Series A, 2.10%, 7/30/2023	2,635	2,588
Iberdrola International BV (Spain) (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (a) (e) (f) (g)	1,700	1,662
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	1,855	1,621
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)	771	651
Metropolitan Edison Co. 3.50%, 3/15/2023 (b)	900	898
MidAmerican Energy Co. 4.25%, 5/1/2046	350	323
Naturgy Finance BV (Spain) (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (a) (e) (f) (g)	200	199
NRG Energy, Inc.
3.75%, 6/15/2024 (b)	990	961
3.38%, 2/15/2029 (b)	365	300
5.25%, 6/15/2029 (b)	140	125
Pacific Gas and Electric Co.
4.25%, 8/1/2023	1,200	1,194
2.95%, 3/1/2026	360	327
4.60%, 6/15/2043	250	192
4.00%, 12/1/2046	485	335
PacifiCorp 3.30%, 3/15/2051	493	381
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (a)	366	277
PG&E Corp. 5.00%, 7/1/2028	760	675
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 4.92%, 3/30/2067 (g)	661	551
Southern California Edison Co.
Series J, 0.70%, 8/1/2023	1,000	969
Series 13-A, 3.90%, 3/15/2043	214	174
3.65%, 2/1/2050	484	370
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2022 ‡ (i)	2,500	4
Union Electric Co. 3.90%, 4/1/2052	260	229
Vistra Operations Co. LLC
3.55%, 7/15/2024 (b)	688	663
3.70%, 1/30/2027 (b)	1,031	936
4.38%, 5/1/2029 (b)	302	263
4.30%, 7/15/2029 (b)	1,550	1,393
		31,106
Electrical Equipment — 0.0% ^
Orano SA (France)
3.13%, 3/20/2023 (a)	100	101
3.38%, 4/23/2026 (a)	300	290
		391
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	115

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (a)	180	166
II-VI, Inc. 5.00%, 12/15/2029 (b)	631	562
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	680	562
		1,290
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)	833	694
Saipem Finance International BV (Italy)
3.75%, 9/8/2023 (a)	200	198
2.63%, 1/7/2025 (a)	100	90
Vallourec SA (France) 8.50%, 6/30/2026 (a)	300	285
		1,267
Entertainment — 0.6%
Banijay Entertainment SASU (France) 3.50%, 3/1/2025 (a)	280	261
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	110	110
4.75%, 10/15/2027 (b)	230	209
Magallanes, Inc. 4.28%, 3/15/2032 (b)	1,372	1,196
Netflix, Inc.
4.88%, 4/15/2028	1,125	1,094
3.88%, 11/15/2029 (a)	100	92
5.38%, 11/15/2029 (b)	1,351	1,331
3.63%, 6/15/2030 (a)	250	227
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	180	176
3.70%, 4/14/2027	660	635
4.00%, 4/14/2032	200	184
WMG Acquisition Corp.
2.75%, 7/15/2028 (a)	100	88
3.00%, 2/15/2031 (b)	140	111
2.25%, 8/15/2031 (b)	110	87
		5,801
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	300	226
American Tower Corp.
3.60%, 1/15/2028	1,695	1,574
2.10%, 6/15/2030	1,605	1,296
Crown Castle, Inc. 3.30%, 7/1/2030	75	67
Iron Mountain, Inc. 5.25%, 3/15/2028 (b)	300	275
Kilroy Realty LP 2.50%, 11/15/2032	936	724
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Regency Centers LP 2.95%, 9/15/2029	320	279
RHP Hotel Properties LP 4.50%, 2/15/2029 (b)	100	86
SBA Communications Corp. 3.13%, 2/1/2029	100	82
VICI Properties LP
3.75%, 2/15/2027 (b)	90	81
4.50%, 1/15/2028 (b)	90	84
Welltower, Inc. 3.85%, 6/15/2032	410	373
WP Carey, Inc.
2.40%, 2/1/2031	180	146
2.25%, 4/1/2033	790	601
		5,894
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (b)	300	274
Casino Guichard Perrachon SA (France)
4.50%, 3/7/2024 (a) (h)	400	285
3.58%, 2/7/2025 (a) (h)	200	129
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (a)	300	252
Quatrim SASU (France) 5.88%, 1/15/2024 (a)	100	91
Rite Aid Corp.
7.50%, 7/1/2025 (b)	258	220
8.00%, 11/15/2026 (b)	716	583
US Foods, Inc. 4.75%, 2/15/2029 (b)	700	624
		2,458
Food Products — 0.3%
Conagra Brands, Inc. 0.50%, 8/11/2023	1,590	1,538
Darling Global Finance BV 3.63%, 5/15/2026 (a)	130	127
Kraft Heinz Foods Co. 2.25%, 5/25/2028 (a)	200	187
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (b)	80	76
4.13%, 1/31/2030 (b)	315	284
Post Holdings, Inc.
5.63%, 1/15/2028 (b)	300	285
5.50%, 12/15/2029 (b)	600	550
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (a)	300	217
		3,264
Gas Utilities — 0.0% ^
UGI International LLC 2.50%, 12/1/2029 (b)	296	232
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
2.63%, 11/1/2025 (a)	300	287
3.88%, 7/15/2028 (a)	100	92
Hologic, Inc. 3.25%, 2/15/2029 (b)	120	102
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	150
		631
Health Care Providers & Services — 1.2%
Aetna, Inc. 2.80%, 6/15/2023	1,985	1,967
Centene Corp. 4.25%, 12/15/2027	170	161
Community Health Systems, Inc.
8.00%, 3/15/2026 (b)	175	164
5.25%, 5/15/2030 (b)	165	125
4.75%, 2/15/2031 (b)	150	111
CVS Health Corp. 2.70%, 8/21/2040	690	499
DaVita, Inc. 4.63%, 6/1/2030 (b)	340	274
Encompass Health Corp.
4.50%, 2/1/2028	385	337
4.63%, 4/1/2031	535	442
HCA, Inc.
5.38%, 9/1/2026	185	186
4.50%, 2/15/2027	3,820	3,729
5.63%, 9/1/2028	265	266
4.13%, 6/15/2029	1,570	1,445
3.50%, 9/1/2030	1,713	1,495
3.50%, 7/15/2051	480	329
Kedrion SpA (Italy) 3.38%, 5/15/2026 (b)	106	107
Tenet Healthcare Corp.
4.63%, 7/15/2024	50	49
4.88%, 1/1/2026 (b)	110	104
5.13%, 11/1/2027 (b)	120	111
4.63%, 6/15/2028 (b)	300	273
		12,174
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026 (a)	300	273
5.00%, 10/15/2026 (b)	345	334
2.25%, 1/15/2028 (a)	300	262
		869
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (b)	395	321
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
888 Acquisitions Ltd. (United Kingdom) 7.56%, 7/15/2027 (b)	160	138
Accor SA (France) 3.00%, 2/4/2026 (a) (h)	100	97
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	360	320
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (b)	330	324
Carnival Corp.
1.88%, 11/7/2022	110	109
10.13%, 2/1/2026 (a)	300	312
6.00%, 5/1/2029 (b)	315	239
Cedar Fair LP 6.50%, 10/1/2028	620	607
Cirsa Finance International SARL (Spain)
6.25%, 12/20/2023 (a)	187	184
4.75%, 5/22/2025 (a)	250	232
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025 (a)	200	217
eDreams ODIGEO SA (Spain) 5.50%, 7/15/2027 (b)	183	158
Gamma Bidco SpA (Italy) 5.13%, 7/15/2025 (a)	300	283
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (a)	970	876
International Game Technology plc
3.50%, 6/15/2026 (a)	250	236
2.38%, 4/15/2028 (a)	160	134
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (b)	40	40
MGM Resorts International 5.50%, 4/15/2027	60	55
Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025 (a)	150	150
Pinnacle Bidco plc (United Kingdom) 5.50%, 2/15/2025 (a)	200	185
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026 (a)	200	202
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (b)	48	51
11.63%, 8/15/2027 (b)	100	98
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (b)	370	339
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	44	45
Vail Resorts, Inc. 6.25%, 5/15/2025 (b)	140	140
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	250	210
		6,302
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	117

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (b)	220	205
DR Horton, Inc. 5.75%, 8/15/2023	1,235	1,248
Newell Brands, Inc. 5.75%, 4/1/2046 (h)	80	66
Nobel Bidco BV (Netherlands)
3.13%, 6/15/2028 (b)	100	71
3.13%, 6/15/2028 (a)	150	106
		1,696
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	80	74
Energizer Holdings, Inc. 4.75%, 6/15/2028 (b)	620	516
Spectrum Brands, Inc.
4.00%, 10/1/2026 (a)	100	94
5.50%, 7/15/2030 (b)	754	650
		1,334
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
3.30%, 7/15/2025 (b)	497	471
3.95%, 7/15/2030 (b)	768	702
Alexander Funding Trust 1.84%, 11/15/2023 (b)	380	361
Calpine Corp. 5.25%, 6/1/2026 (b)	98	95
Constellation Energy Generation LLC 5.60%, 6/15/2042	770	770
		2,399
Industrial Conglomerates — 0.2%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	531	502
General Electric Co. 4.13%, 9/19/2035 (a)	900	923
		1,425
Insurance — 0.5%
Assicurazioni Generali SpA (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (g)	400	407
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (g)	1,770	1,776
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,373
9.25%, 4/8/2038 (b)	380	454
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	620	571
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (g)	200	190
		4,771
Interactive Media & Services — 0.0% ^
TripAdvisor, Inc. 7.00%, 7/15/2025 (b)	203	199
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060	350	235
ANGI Group LLC 3.88%, 8/15/2028 (b)	330	250
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)	340	319
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)	225	168
		972
IT Services — 0.5%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (b)	337	294
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	155	134
Fiserv, Inc. 1.63%, 7/1/2030	1,500	1,290
Gartner, Inc.
4.50%, 7/1/2028 (b)	100	92
3.75%, 10/1/2030 (b)	445	382
Global Payments, Inc.
2.90%, 5/15/2030	400	337
2.90%, 11/15/2031	1,010	818
Nexi SpA (Italy) 1.63%, 4/30/2026 (a)	250	220
Presidio Holdings, Inc. 4.88%, 2/1/2027 (b)	201	188
VeriSign, Inc. 2.70%, 6/15/2031	870	714
		4,469
Leisure Products — 0.1%
Mattel, Inc. 3.75%, 4/1/2029 (b)	85	76
Vista Outdoor, Inc. 4.50%, 3/15/2029 (b)	640	476
		552
Life Sciences Tools & Services — 0.2%
Danaher Corp. 2.80%, 12/10/2051	2,205	1,565
Machinery — 0.1%
Renk AG (Germany) 5.75%, 7/15/2025 (a)	300	281
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
TK Elevator Holdco GmbH (Germany) 6.63%, 7/15/2028 (a)	90	77
TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027 (a)	230	203
Wabash National Corp. 4.50%, 10/15/2028 (b)	640	544
		1,105
Marine — 0.0% ^
Hapag-Lloyd AG (Germany) 2.50%, 4/15/2028 (a)	150	138
Media — 0.9%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (a)	300	271
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (a)	150	119
Bertelsmann SE & Co. KGaA (Germany) (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a) (g)	100	99
Charter Communications Operating LLC
2.25%, 1/15/2029	765	628
2.80%, 4/1/2031	410	332
3.50%, 6/1/2041	430	298
5.38%, 5/1/2047	958	816
3.70%, 4/1/2051	2,082	1,389
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	160	143
7.75%, 4/15/2028 (b)	405	329
7.50%, 6/1/2029 (b)	125	101
Comcast Corp. 2.99%, 11/1/2063	764	511
CSC Holdings LLC 5.38%, 2/1/2028 (b)	200	182
Discovery Communications LLC
3.63%, 5/15/2030	100	88
4.65%, 5/15/2050	450	342
DISH DBS Corp.
5.88%, 11/15/2024	310	281
5.25%, 12/1/2026 (b)	695	574
5.75%, 12/1/2028 (b)	140	108
Gannett Holdings LLC 6.00%, 11/1/2026 (b)	75	59
GCI LLC 4.75%, 10/15/2028 (b)	310	279
iHeartCommunications, Inc.
6.38%, 5/1/2026	160	151
5.25%, 8/15/2027 (b)	210	188
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	225	198
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (b)	60	51
5.38%, 1/15/2031 (b)	40	33
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (a) (e) (f) (g)	100	82
Stagwell Global LLC 5.63%, 8/15/2029 (b)	34	29
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (a)	90	78
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (a)	380	352
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028 (a)	300	265
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (a)	100	98
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (a)	370	279
		8,753
Metals & Mining — 1.1%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (b)	500	479
Arconic Corp. 6.13%, 2/15/2028 (b)	595	559
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (b)	430	382
Constellium SE 4.25%, 2/15/2026 (a)	100	93
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	90	85
4.25%, 3/1/2030	387	350
5.40%, 11/14/2034	2,321	2,201
5.45%, 3/15/2043	180	162
Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027 (a)	356	356
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	2,510	2,041
2.63%, 9/23/2031 (b)	783	623
Indonesia Asahan Aluminium Persero PT (Indonesia) 5.45%, 5/15/2030 (b)	830	811
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (a)	1,120	1,074
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	200	170
thyssenkrupp AG (Germany)
1.88%, 3/6/2023 (a)	130	128
2.88%, 2/22/2024 (a)	100	97
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	119

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
United States Steel Corp. 6.88%, 3/1/2029	140	137
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	1,435	1,251
		10,999
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2	2
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (b)	151	144
CenterPoint Energy, Inc. 2.95%, 3/1/2030	1,015	903
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (g)	518	424
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	156
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	383
		2,012
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	60	57
5.75%, 1/15/2028 (b)	380	360
Antero Resources Corp. 8.38%, 7/15/2026 (b)	25	27
BP Capital Markets America, Inc. 2.72%, 1/12/2032	740	645
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)	1,192	1,141
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (e) (f) (g)	1,600	1,470
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	1,716	1,570
California Resources Corp. 7.13%, 2/1/2026 (b)	34	33
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	1,374	1,371
Chesapeake Energy Corp. 6.75%, 4/15/2029 (b)	610	595
Chevron USA, Inc. 2.34%, 8/12/2050	200	138
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	515	492
Diamondback Energy, Inc. 3.13%, 3/24/2031	899	775
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	584
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
7.38%, 9/18/2043	550	457
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (b)	55	52
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (a)	312	288
5.38%, 3/30/2028 (a)	1,375	1,234
Energy Transfer LP 5.35%, 5/15/2045	710	626
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	910	864
Exxon Mobil Corp. 3.00%, 8/16/2039	670	549
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	280	258
Greenko Dutch BV (India) 3.85%, 3/29/2026 (b)	1,161	978
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (b)	795	635
Hess Midstream Operations LP 5.13%, 6/15/2028 (b)	165	153
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (a)	998	818
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (a)	372	365
6.50%, 6/30/2027 (a)	863	840
6.75%, 6/30/2030 (a)	232	221
NGL Energy Operating LLC 7.50%, 2/1/2026 (b)	19	17
Occidental Petroleum Corp. 8.88%, 7/15/2030	80	93
Petroleos Mexicanos (Mexico) 5.95%, 1/28/2031	3,679	2,753
Repsol International Finance BV (Spain)
(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028 (a) (e) (f) (g)	100	88
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (g)	390	385
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	1,759	1,684
SM Energy Co. 6.63%, 1/15/2027	40	39
Southwestern Energy Co. 5.38%, 3/15/2030	90	84
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (b)	160	155
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (b)	330	330
6.00%, 9/1/2031 (b)	155	136
Targa Resources Partners LP 5.00%, 1/15/2028	450	439
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	239
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	1,275	1,271
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (g)	810	795
		26,104
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,203
WEPA Hygieneprodukte GmbH (Germany) 2.88%, 12/15/2027 (a)	180	140
		1,343
Personal Products — 0.2%
Coty, Inc.
3.88%, 4/15/2026 (a)	200	186
5.00%, 4/15/2026 (b)	145	137
4.75%, 1/15/2029 (b)	160	142
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	450	416
4.13%, 4/1/2029 (b)	665	572
Ontex Group NV (Belgium) 3.50%, 7/15/2026 (a)	200	169
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	215	198
		1,820
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	500	413
5.00%, 1/30/2028 (b)	120	45
6.25%, 2/15/2029 (b)	720	272
5.25%, 1/30/2030 (b)	190	70
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	425	385
Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028 (a)	100	84
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (a)	300	270
Nidda BondCo GmbH (Germany)
5.00%, 9/30/2025 (a)	360	316
7.25%, 9/30/2025 (a)	100	89
Nidda Healthcare Holding GmbH (Germany) 3.50%, 9/30/2024 (a)	150	139
Organon & Co.
2.88%, 4/30/2028 (a)	300	268
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
4.13%, 4/30/2028 (b)	510	458
Rossini SARL (Italy) 6.75%, 10/30/2025 (a)	120	120
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	1,025	1,011
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	420	326
		4,266
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (b)	325	288
La Financiere Atalian SASU (France) 5.13%, 5/15/2025 (a)	200	192
		480
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (a)	1,072	525
7.25%, 4/8/2026 (a)	1,540	759
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028 (a)	540	432
		1,716
Road & Rail — 0.3%
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	470	401
3.00%, 12/2/2041	220	173
3.10%, 12/2/2051	600	443
EC Finance plc (United Kingdom) 3.00%, 10/15/2026 (a)	250	232
Hertz Corp. (The) 4.63%, 12/1/2026 (b)	240	206
Kansas City Southern 3.50%, 5/1/2050	340	267
Loxam SAS (France)
3.25%, 1/14/2025 (a)	500	464
4.50%, 2/15/2027 (b)	171	155
Uber Technologies, Inc.
7.50%, 9/15/2027 (b)	80	80
4.50%, 8/15/2029 (b)	260	226
		2,647
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	10	10
ams-OSRAM AG (Austria) 6.00%, 7/31/2025 (a)	330	308
Entegris, Inc. 4.38%, 4/15/2028 (b)	140	124
Microchip Technology, Inc. 2.67%, 9/1/2023	725	714
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	121

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
NXP BV (China) 3.25%, 5/11/2041	1,140	825
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	238	212
		2,193
Software — 0.4%
NCR Corp.
5.75%, 9/1/2027 (b)	300	289
5.00%, 10/1/2028 (b)	880	828
6.13%, 9/1/2029 (b)	80	76
PTC, Inc. 4.00%, 2/15/2028 (b)	130	119
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	320	303
TeamSystem SpA (Italy) 3.50%, 2/15/2028 (a)	200	175
VMware, Inc.
4.70%, 5/15/2030	568	538
2.20%, 8/15/2031	2,485	1,937
		4,265
Specialty Retail — 0.4%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	92	79
Constellation Automotive Financing plc (United Kingdom) 4.88%, 7/15/2027 (a)	200	181
Douglas GmbH (Germany)
6.00%, 4/8/2026 (b)	275	226
6.00%, 4/8/2026 (a)	250	206
Dufry One BV (Switzerland) 2.50%, 10/15/2024 (a)	100	95
eG Global Finance plc (United Kingdom)
3.63%, 2/7/2024 (a)	350	330
4.38%, 2/7/2025 (a)	100	93
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	120	83
Lowe's Cos., Inc. 3.75%, 4/1/2032	850	783
PetSmart, Inc.
4.75%, 2/15/2028 (b)	800	713
7.75%, 2/15/2029 (b)	300	283
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	235	201
SRS Distribution, Inc. 4.63%, 7/1/2028 (b)	105	93
Staples, Inc. 7.50%, 4/15/2026 (b)	360	304
		3,670
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.65%, 2/8/2051	560	410
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
Dell International LLC
6.02%, 6/15/2026	1,590	1,651
4.90%, 10/1/2026	120	121
5.30%, 10/1/2029	221	219
		2,401
Textiles, Apparel & Luxury Goods — 0.0% ^
BK LC Lux Finco1 SARL (Germany) 5.25%, 4/30/2029 (a)	200	172
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
5.70%, 10/22/2023 (b)	870	875
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (g)	300	261
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (g)	1,060	830
		1,966
Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88%, 8/15/2026	230	201
3.25%, 10/1/2029	1,170	1,010
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	170	161
Imola Merger Corp. 4.75%, 5/15/2029 (b)	130	110
United Rentals North America, Inc. 3.88%, 2/15/2031	140	121
WESCO Distribution, Inc. 7.13%, 6/15/2025 (b)	300	300
		1,903
Transportation Infrastructure — 0.2%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (e) (f) (g)	300	258
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (a) (e) (f) (g)	200	160
Atlantia SpA (Italy)
1.63%, 2/3/2025 (a)	410	383
1.88%, 7/13/2027 (a)	100	84
1.88%, 2/12/2028 (a)	200	162
Autostrade per l'Italia SpA (Italy)
1.88%, 11/4/2025 (a)	800	744
1.75%, 6/26/2026 (a)	170	154
2.00%, 12/4/2028 (a)	350	292
		2,237
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	120	114
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (a)	270	238
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026 (a)	350	323
Telefonica Europe BV (Spain)
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (a) (e) (f) (g)	100	98
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (e) (f) (g)	200	193
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (a) (e) (f) (g)	700	704
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (e) (f) (g)	200	181
T-Mobile USA, Inc.
2.55%, 2/15/2031	610	508
2.25%, 11/15/2031	246	197
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	578	514
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (g)	240	220
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (g)	500	487
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (a) (g)	100	80
		3,857
Total Corporate Bonds (Cost $399,966)		338,005
Asset-Backed Securities — 31.4%
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	592	588
Series 2019-2, Class C, 5.24%, 10/21/2024 (b)	1,500	1,493
Series 2021-1, Class C, 2.08%, 12/20/2024 (b)	410	400
Series 2021-1, Class D, 5.25%, 3/22/2027 (b)	1,109	1,065
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (b)	231	216
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (b)	306	279
Series 2021-1H, Class C, 2.35%, 10/20/2040 ‡ (b)	1,344	1,218
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Affirm Asset Securitization Trust
Series 2021-A, Class E, 5.65%, 8/15/2025 ‡ (b)	2,000	1,928
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (b)	2,774	2,733
American Credit Acceptance Receivables Trust
Series 2019-1, Class E, 4.84%, 4/14/2025 (b)	2,400	2,406
Series 2022-3, Class B, 4.55%, 10/13/2026 (b)	3,400	3,384
Series 2020-4, Class E, 3.65%, 12/14/2026 (b)	4,492	4,346
Series 2021-2, Class C, 0.97%, 7/13/2027 (b)	6,053	5,921
Series 2021-2, Class D, 1.34%, 7/13/2027 (b)	4,800	4,546
Series 2021-2, Class E, 2.54%, 7/13/2027 (b)	2,800	2,612
Series 2021-3, Class D, 1.34%, 11/15/2027 (b)	1,584	1,482
Series 2021-3, Class E, 2.56%, 11/15/2027 (b)	2,375	2,204
Series 2021-4, Class E, 3.12%, 2/14/2028 (b)	1,700	1,573
Series 2022-1, Class E, 3.64%, 3/13/2028 (b)	2,063	1,882
Series 2021-3, Class F, 3.64%, 5/15/2028 (b)	1,114	1,033
Series 2022-3, Class C, 4.86%, 10/13/2028 (b)	1,933	1,924
Series 2022-3, Class D, 5.83%, 10/13/2028 (b)	2,333	2,314
Series 2022-1, Class F, 4.87%, 11/13/2028 (b)	828	778
AmeriCredit Automobile Receivables Trust Series 2021-1, Class C, 0.89%, 10/19/2026	1,470	1,385
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (b)	693	647
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 4.02%, 10/25/2034 ‡ (d)	133	127
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (b)	1,660	1,637
Series 2019-2A, Class C, 4.24%, 9/22/2025 (b)	420	404
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	2,751	2,478
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	123

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class A, 4.62%, 2/20/2027 (b)	4,714	4,689
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 3.71%, 12/15/2038 (b) (d)	4,783	4,640
Series 2021-FL7, Class D, 5.14%, 12/15/2038 ‡ (b) (d)	4,000	3,753
Series 2021-FL7, Class E, 5.79%, 12/15/2038 ‡ (b) (d)	3,000	2,777
Carmax Auto Owner Trust Series 2019-4, Class D, 2.80%, 4/15/2026	830	803
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (b)	913	742
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 ‡ (b)	402	382
Series 2018-AGS, Class C, 3.82%, 2/25/2044 ‡ (b)	54	49
Conn's Receivables Funding LLC
Series 2021-A, Class B, 2.87%, 5/15/2026 ‡ (b)	1,980	1,928
Series 2021-A, Class C, 4.59%, 5/15/2026 ‡ (b)	1,880	1,786
Series 2022-A, Class A, 5.87%, 12/15/2026 (b)	3,911	3,905
Series 2022-A, Class B, 9.52%, 12/15/2026 ‡ (b)	2,500	2,458
Consumer Loan Underlying Bond Credit Trust Series 2019-P2, Class C, 4.41%, 10/15/2026 ‡ (b)	964	947
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.57%, 12/25/2032 ‡ (d)	435	424
Series 2004-ECC2, Class M2, 3.42%, 12/25/2034 ‡ (d)	289	283
CPS Auto Receivables Trust
Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	131	131
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	2,497	2,403
Series 2022-C, Class A, 4.18%, 4/15/2030 (b)	3,361	3,355
Series 2022-C, Class D, 6.45%, 4/15/2030 (b)	1,500	1,499
Credit Acceptance Auto Loan Trust Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	404	401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 3.27%, 3/25/2034 ‡ (d)	83	82
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 3.45%, 7/25/2034 ‡ (d)	118	117
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (b)	687	684
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (b)	693	668
Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027	710	693
DT Auto Owner Trust
Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	550	545
Series 2019-2A, Class E, 4.46%, 5/15/2026 (b)	3,503	3,463
Series 2019-4A, Class E, 3.93%, 10/15/2026 (b)	2,460	2,401
Series 2021-3A, Class D, 1.31%, 5/17/2027 (b)	2,255	2,046
Series 2020-3A, Class E, 3.62%, 10/15/2027 (b)	2,500	2,408
Series 2022-1A, Class D, 3.40%, 12/15/2027 (b)	969	912
Series 2021-2A, Class E, 2.97%, 7/17/2028 (b)	5,105	4,685
Series 2021-3A, Class E, 2.65%, 9/15/2028 (b)	335	293
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	1,000	937
Encina Equipment Finance LLC Series 2021-1A, Class E, 4.36%, 3/15/2029 ‡ (b)	809	776
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024 (b)	625	625
Series 2018-3A, Class E, 5.43%, 8/15/2024 (b)	550	552
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	2,150	2,120
Series 2019-3A, Class E, 4.00%, 8/17/2026 (b)	810	798
Series 2020-1A, Class E, 3.74%, 1/15/2027 (b)	2,650	2,583
Series 2021-4A, Class E, 4.02%, 1/17/2028 (b)	2,960	2,692
Series 2021-2A, Class E, 2.90%, 7/17/2028 (b)	3,775	3,503
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,127
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	1,038
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	1,500	1,400
Series 2022-4A, Class E, 8.23%, 3/15/2030 (b)	1,553	1,546
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 3.16%, 8/25/2034 ‡ (d)	—	—
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (b)	811	811
Series 2022-3, Class A3, 4.55%, 4/15/2027 (b)	1,400	1,393
Series 2022-3, Class C, 4.99%, 7/17/2028 (b)	2,025	2,009
Series 2022-3, Class D, 6.00%, 7/17/2028 (b)	500	494
Series 2021-3, Class E, 3.32%, 12/15/2028 (b)	1,700	1,523
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (b)	179	179
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (b)	1,039	1,037
Series 2021-2, Class B, 1.03%, 6/19/2028 (b)	2,430	2,413
Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (b)	763	740
Series 2021-3FP, Class B, 1.01%, 11/20/2028 ‡ (b)	2,383	2,333
Series 2022-1FP, Class C, 2.51%, 3/19/2029 ‡ (b)	1,083	1,018
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (b)	2,503	2,494
Series 2022-3FP, Class B, 5.79%, 8/20/2029 ‡ (b)	2,390	2,374
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (b)	1,700	1,688
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class C, 1.14%, 11/17/2025 (b)	480	471
Series 2019-2A, Class D, 4.52%, 2/17/2026 (b)	630	624
Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	1,812	1,715
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4A, Class D, 4.09%, 8/17/2026 (b)	1,150	1,121
Series 2021-1A, Class C, 1.20%, 1/15/2027 (b)	520	507
Series 2021-3A, Class D, 1.48%, 7/15/2027 (b)	1,075	966
Series 2020-4A, Class E, 3.51%, 10/15/2027 (b)	650	613
Series 2021-1A, Class E, 3.14%, 1/18/2028 (b)	2,700	2,513
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	1,800	1,783
Series 2021-2A, Class E, 2.87%, 5/15/2028 (b)	1,100	961
Series 2021-3A, Class E, 3.20%, 10/16/2028 (b)	1,130	990
Series 2021-4A, Class E, 4.43%, 10/16/2028 (b)	990	880
GLS Auto Receivables Trust Series 2018-2A, Class D, 5.46%, 3/17/2025 (b)	1,470	1,476
Hertz Vehicle Financing III LLC Series 2022-3A, Class B, 3.86%, 3/25/2025 (b)	2,700	2,649
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (b)	2,000	1,782
Series 2021-2A, Class B, 2.12%, 12/27/2027 (b)	1,393	1,233
Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	1,726	1,487
Hertz Vehicle Financing LLC Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	1,000	934
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	194	194
Series 2019-1, Class A, 2.95%, 5/15/2028	156	133
Series 2020-1, Class B, 7.75%, 11/15/2028	126	125
KREF Ltd. Series 2021-FL2, Class A, 3.45%, 2/15/2039 (b) (d)	2,334	2,247
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	1,176	1,142
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (b)	2,800	2,637
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (b)	1,500	1,376
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	1,000	836
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	125

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-B, Class A, 4.77%, 10/15/2029 (b)	792	781
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (b)	1,143	1,089
Lendmark Funding Trust
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (b)	2,090	1,944
Series 2021-1A, Class A, 1.90%, 11/20/2031 (b)	270	234
Series 2021-1A, Class B, 2.47%, 11/20/2031 ‡ (b)	139	114
LL ABS Trust
Series 2019-1A, Class C, 5.07%, 3/15/2027 ‡ (b)	1,411	1,410
Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (b)	1,000	991
Series 2021-1A, Class C, 3.54%, 5/15/2029 ‡ (b)	500	454
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 3.31%, 1/15/2028 (b) (d)	486	479
Marlette Funding Trust
Series 2021-2A, Class B, 1.06%, 9/15/2031 ‡ (b)	840	806
Series 2021-2A, Class C, 1.50%, 9/15/2031 ‡ (b)	500	463
Series 2021-2A, Class D, 2.16%, 9/15/2031 ‡ (b)	300	270
Series 2022-2A, Class D, 7.50%, 8/15/2032 (b)	540	540
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (b)	1,759	1,753
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 3.30%, 1/25/2034 ‡ (d)	30	30
Series 2004-NC7, Class M3, 3.42%, 7/25/2034 ‡ (d)	74	71
Series 2004-HE7, Class M2, 3.39%, 8/25/2034 ‡ (d)	44	42
Series 2004-HE7, Class M3, 3.46%, 8/25/2034 ‡ (d)	32	29
Series 2004-HE8, Class M2, 3.46%, 9/25/2034 ‡ (d)	93	89
Series 2005-NC1, Class M3, 3.21%, 1/25/2035 ‡ (d)	347	325
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (b)	1,334	1,181
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Century Home Equity Loan Trust
Series 2004-2, Class M2, 3.37%, 8/25/2034 ‡ (d)	35	34
Series 2004-4, Class M2, 3.24%, 2/25/2035 ‡ (d)	173	168
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,208	1,099
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,224	1,106
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,500	1,381
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (b)	5,350	5,000
Series 2021-1A, Class B, 2.28%, 5/17/2027 ‡ (b)	2,480	2,259
OneMain Direct Auto Receivables Trust Series 2022-1A, Class A1, 4.65%, 3/14/2029 (b)	1,540	1,535
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (b)	860	856
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (b)	3,517	3,065
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	994	992
Series 2022-2, Class D, 11.34%, 10/9/2029 ‡	863	848
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,538	2,329
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (b)	1,311	1,202
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	2,300	2,110
Option One Mortgage Loan Trust Series 2004-3, Class M3, 3.42%, 11/25/2034 ‡ (d)	21	20
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 ‡ (b)	769	725
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	1,433	1,391
Series 2021-3, Class B, 1.74%, 5/15/2029 (b)	1,660	1,529
Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	2,820	2,401
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2021-4A, Class C, 5.11%, 10/15/2029 ‡ (b) (d)	1,606	1,521
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 4.79%, 4/25/2023 (b) (d)	1,210	1,182
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (b) (h)	1,416	1,272
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (b) (h)	832	732
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 ‡ (b) (h)	2,500	2,332
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (b) (d)	2,500	2,359
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (b)	3,265	2,806
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 ‡ (h)	88	87
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (h)	1,356	1,217
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	396	377
Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (b)	1,500	1,220
Santander Drive Auto Receivables Trust
Series 2021-1, Class C, 0.75%, 2/17/2026	610	599
Series 2020-3, Class D, 1.64%, 11/16/2026	1,100	1,065
Series 2022-5, Class B, 4.43%, 3/15/2027	1,643	1,634
Series 2021-2, Class D, 1.35%, 7/15/2027	1,720	1,638
Series 2022-2, Class B, 3.44%, 9/15/2027	1,890	1,850
Series 2022-5, Class C, 4.74%, 10/16/2028	1,328	1,320
Series 2022-2, Class C, 3.76%, 7/16/2029	3,200	3,103
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025 (b)	129	129
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (b)	820	783
Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	2,936	2,781
Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	2,910	2,769
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (b)	2,379	2,188
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027 ‡ (b)	789	788
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 8.46%, 12/29/2029 ‡ (b) (d)	410	378
Structured Asset Investment Loan Trust
Series 2004-7, Class M1, 3.49%, 8/25/2034 ‡ (d)	23	23
Series 2004-8, Class M2, 3.37%, 9/25/2034 ‡ (d)	200	197
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 3.07%, 5/25/2035 ‡ (d)	119	116
Tesla Auto Lease Trust
Series 2019-A, Class E, 5.48%, 5/22/2023 (b)	1,520	1,523
Series 2020-A, Class C, 1.68%, 2/20/2024 (b)	800	784
Series 2020-A, Class E, 4.64%, 8/20/2024 (b)	2,450	2,409
Series 2021-A, Class D, 1.34%, 3/20/2025 (b)	1,025	953
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	522	509
Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	2,000	2,083
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (b)	500	478
Series 2021-1A, Class F, 5.08%, 5/15/2028 (b)	500	472
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	902	847
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (b)	1,210	1,137
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (b)	448	421
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (b)	372	349
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (b)	1,672	1,539
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (b)	2,801	2,678
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (b)	976	923
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	127

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (b)	1,050	1,024
Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (b)	750	694
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (b)	1,030	943
Series 2021-3, Class C, 3.28%, 7/20/2031 ‡ (b)	1,200	1,089
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (b)	2,584	2,291
Series 2021-5, Class A, 1.31%, 11/20/2031 (b)	1,899	1,822
Series 2021-5, Class C, 4.15%, 11/20/2031 (b)	5,476	4,618
Series 2022-2, Class B, 6.10%, 5/20/2032 ‡ (b)	2,100	2,022
Series 2022-4, Class A, 5.98%, 8/20/2032 (b)	1,866	1,859
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	171	170
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	311	302
Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	2,768	2,613
Westlake Automobile Receivables Trust
Series 2020-3A, Class E, 3.34%, 6/15/2026 (b)	120	117
Series 2021-2A, Class D, 1.23%, 12/15/2026 (b)	660	614
Series 2022-1A, Class D, 3.49%, 3/15/2027 (b)	1,676	1,585
Series 2021-3A, Class E, 3.42%, 4/15/2027 (b)	8,250	7,612
Series 2022-2A, Class C, 4.85%, 9/15/2027 (b)	1,192	1,183
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	1,344	1,340
Series 2021-2A, Class F, 3.66%, 12/15/2027 (b)	1,700	1,546
Total Asset-Backed Securities (Cost $326,803)		312,113
Commercial Mortgage-Backed Securities — 9.9%
A10 Revolving Asset Financing I LLC 6.34%, 1/9/2020 ‡ (d)	6,000	6,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

AREIT Trust (Cayman Islands) Series 2022-CRE6, Class D, 4.86%, 1/16/2037 ‡ (b) (d)	425	405
BANK
Series 2018-BN13, Class C, 4.72%, 8/15/2061 ‡ (d)	509	457
Series 2019-BN20, Class XA, IO, 0.94%, 9/15/2062 (d)	3,765	166
Series 2019-BN20, Class C, 3.78%, 9/15/2062 ‡ (d)	708	598
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (d)	13,153	651
Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063 (d)	16,130	968
Series 2021-BN33, Class XA, IO, 1.17%, 5/15/2064 (d)	14,363	903
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (d)	17,700	761
Series 2021-BN35, Class XA, IO, 1.15%, 6/15/2064 (d)	11,846	753
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,629
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,761
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (d)	1,679	1,418
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,418
BHMS Series 2018-ATLS, Class A, 3.64%, 7/15/2035 (b) (d)	2,675	2,595
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 3.64%, 6/15/2035 ‡ (b) (d)	1,200	1,144
BX Commercial Mortgage Trust Series 2021-VINO, Class A, 3.04%, 5/15/2038 (b) (d)	2,480	2,395
BX Trust Series 2022-PSB, Class A, 4.76%, 8/15/2039 (b) (d)	3,100	3,093
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.11%, 2/28/2025 ‡ (b) (d)	4,000	3,597
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (d)	152	135
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 ‡ (d)	95	81
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,332
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (b) (d)	2,210	2,013
Series 2015-CR26, Class D, 3.62%, 10/10/2048 ‡ (d)	200	170
Series 2015-PC1, Class C, 4.43%, 7/10/2050 ‡ (d)	1,046	978
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 3.62%, 5/15/2036 ‡ (b) (d)	3,800	3,735
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M2, 5.53%, 7/25/2041 (b) (d)	1,260	1,094
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023 (d)	40,337	80
Series K729, Class X1, IO, 0.47%, 10/25/2024 (d)	19,432	109
Series K739, Class X1, IO, 1.32%, 9/25/2027 (d)	18,370	866
Series K742, Class X1, IO, 0.87%, 3/25/2028 (d)	4,998	154
Series K127, Class X1, IO, 0.42%, 1/25/2031 (d)	65,913	1,416
Series K125, Class X1, IO, 0.68%, 1/25/2031 (d)	18,349	707
Series K128, Class X1, IO, 0.61%, 3/25/2031 (d)	13,912	484
Series K129, Class X1, IO, 1.16%, 5/25/2031 (d)	18,287	1,250
Series K131, Class X3, IO, 3.05%, 9/25/2031 (d)	767	152
Series K723, Class X3, IO, 1.97%, 10/25/2034 (d)	9,268	185
Series K041, Class X3, IO, 1.70%, 11/25/2042 (d)	13,061	392
Series K047, Class X3, IO, 1.55%, 6/25/2043 (d)	18,000	663
Series K726, Class X3, IO, 2.22%, 7/25/2044 (d)	3,760	126
Series K067, Class X3, IO, 2.19%, 9/25/2044 (d)	15,993	1,386
Series K068, Class X3, IO, 2.13%, 10/25/2044 (d)	4,540	387
Series K070, Class X3, IO, 2.11%, 12/25/2044 (d)	2,152	190
Series K730, Class X3, IO, 2.10%, 2/25/2045 (d)	13,820	587
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K072, Class X3, IO, 2.21%, 12/25/2045 (d)	3,940	369
Series K088, Class X3, IO, 2.43%, 2/25/2047 (d)	7,310	903
Series K737, Class X3, IO, 1.83%, 1/25/2048 (d)	3,150	197
Series K121, Class X3, IO, 2.87%, 11/25/2048 (d)	5,100	891
Series K127, Class X3, IO, 2.75%, 3/25/2049 (d)	5,100	869
FNMA ACES Series 2019-M1, Class A2, 3.67%, 9/25/2028 (d)	1,101	1,089
FREMF Series 2018-KF46, Class B, 4.31%, 3/25/2028 (b) (d)	1,066	1,038
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.91%, 2/25/2024 (b) (d)	139	139
Series 2017-KF31, Class B, 5.26%, 4/25/2024 (b) (d)	302	300
Series 2017-KF36, Class B, 5.01%, 8/25/2024 (b) (d)	492	491
Series 2017-KF35, Class B, 5.11%, 8/25/2024 (b) (d)	508	494
Series 2018-KF45, Class B, 4.31%, 3/25/2025 (b) (d)	133	130
Series 2018-KF47, Class B, 4.36%, 5/25/2025 (b) (d)	101	100
Series 2019-KC03, Class B, 4.52%, 1/25/2026 (b) (d)	1,500	1,425
Series 2018-KF48, Class B, 4.41%, 6/25/2028 (b) (d)	480	460
Series 2017-K726, Class C, 4.15%, 7/25/2049 (b) (d)	725	708
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (d)	880	855
GNMA
Series 2012-89, IO, 0.16%, 12/16/2053 (d)	3,575	6
Series 2017-9, IO, 0.59%, 1/16/2057 (d)	4,286	158
Series 2017-23, IO, 0.62%, 5/16/2059 (d)	4,792	183
Series 2017-69, IO, 0.67%, 7/16/2059 (d)	3,361	137
Series 2019-104, IO, 1.03%, 5/16/2061 (d)	1,826	121
Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (d)	9,371	555
Series 2019-155, IO, 0.50%, 7/16/2061 (d)	10,859	500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	129

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (d)	8,662	718
Series 2020-136, IO, 1.01%, 8/16/2062 (d)	3,936	292
Series 2021-35, Class IX, IO, 1.16%, 12/16/2062	4,922	436
Series 2021-106, IO, 0.86%, 4/16/2063 (d)	20,684	1,513
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,838	780
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (d)	7,519	684
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.20%, 5/10/2050 ‡ (d)	190	178
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (d)	266	240
Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (d)	124	116
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015	983
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.30%, 10/15/2050 (d)	105	95
Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,200	1,162
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.57%, 8/15/2049 ‡ (d)	276	241
Series 2016-JP4, Class C, 3.52%, 12/15/2049 ‡ (d)	152	133
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (d)	2,817	1,244
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.21%, 2/15/2047 ‡ (d)	114	112
Series 2015-C24, Class C, 4.48%, 5/15/2048 ‡ (d)	190	179
Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (b) (d)	200	177
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.16%, 5/15/2048 ‡ (d)	147	140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-L2, Class C, 5.14%, 3/15/2052 ‡ (d)	978	892
Series 2021-L5, Class XA, IO, 1.42%, 5/15/2054 (d)	10,773	811
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	230	205
Multi-Family Connecticut Avenue Securities Trust Series 2020-01, Class M10, 6.19%, 3/25/2050 (b) (d)	4,450	4,230
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	2,892	2,451
TPGI Trust Series 2021-DGWD, Class A, 3.09%, 6/15/2026 (b) (d)	1,575	1,522
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (d)	970	947
Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (d)	487	474
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (d)	1,070	1,028
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (d)	935	887
Series 2021-1, Class A, 1.40%, 5/25/2051 (b) (d)	3,471	3,099
Series 2021-2, Class A, 1.52%, 8/25/2051 (b) (d)	1,390	1,223
Series 2021-4, Class A, 2.52%, 12/26/2051 (b) (d)	2,550	2,387
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (d)	1,068	1,053
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (d)	3,000	2,973
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.27%, 10/15/2044 ‡ (b) (d)	1,297	227
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class A4, 3.53%, 12/15/2049	1,650	1,586
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (d)	316	289
Total Commercial Mortgage-Backed Securities (Cost $109,212)		98,209
Collateralized Mortgage Obligations — 6.6%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	11	11
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	108	104
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	174	159
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	391	361
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	774	653
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 2.63%, 12/25/2046 (d)	939	804
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (b) (d)	1,260	1,216
Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (d)	255	248
Series 2021-3, Class A1, 1.07%, 5/25/2066 (b) (d)	3,483	3,090
Series 2021-3, Class A2, 1.31%, 5/25/2066 (b) (d)	2,612	2,293
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049 (b) (d)	20	20
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	33	26
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.80%, 2/20/2036 (d)	162	157
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.63%, 2/25/2034 (d)	108	107
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 5.19%, 5/25/2023 (b) (d)	1,670	1,641
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (b) (d)	1,728	1,588
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	255	154
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (d)	2,194	2,091
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (d)	800	780
FHLMC STACR Trust Series 2018-HQA2, Class M2, 4.74%, 10/25/2048 (b) (d)	512	513
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,861	78
Series 4086, Class AI, IO, 3.50%, 7/15/2027	697	35
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4120, Class UI, IO, 3.00%, 10/15/2027	613	23
Series 4216, Class MI, IO, 3.00%, 6/15/2028	318	18
Series 4178, Class BI, IO, 3.00%, 3/15/2033	751	70
Series 2936, Class AS, IF, IO, 3.71%, 2/15/2035 (d)	192	12
Series 4018, Class HI, IO, 4.50%, 3/15/2041	1,257	104
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	618	94
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,976	341
Series 4305, Class SK, IF, IO, 4.21%, 2/15/2044 (d)	896	126
Series 4612, Class QI, IO, 3.50%, 5/15/2044	3,113	460
Series 4372, Class SY, IF, IO, 3.71%, 8/15/2044 (d)	2,943	342
Series 4687, Class SG, IF, IO, 3.76%, 1/15/2047 (d)	2,849	411
Series 4654, Class SK, IF, IO, 3.61%, 2/15/2047 (d)	4,305	565
Series 4681, Class SD, IF, IO, 3.76%, 5/15/2047 (d)	6,483	920
Series 4707, Class SA, IF, IO, 3.76%, 8/15/2047 (d)	4,827	665
Series 4983, Class SY, IF, IO, 3.66%, 5/25/2050 (d)	6,722	924
Series 5023, Class MI, IO, 3.00%, 10/25/2050	4,373	784
FNMA, Connecticut Avenue Securities Series 2018-C06, Class 2M2, 4.54%, 3/25/2031 (d)	228	229
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	852	40
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,422	79
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	864	39
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	67	1
Series 2003-130, Class NS, IF, IO, 4.56%, 1/25/2034 (d)	451	41
Series 2005-67, Class SI, IF, IO, 4.26%, 8/25/2035 (d)	321	18
Series 2005-69, Class AS, IF, IO, 4.26%, 8/25/2035 (d)	93	10
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	131

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-24, Class QS, IF, IO, 4.76%, 4/25/2036 (d)	304	28
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	235	1
Series 2010-68, Class SJ, IF, IO, 4.11%, 7/25/2040 (d)	300	33
Series 2016-30, Class SA, IF, IO, 3.56%, 5/25/2046 (d)	3,873	532
Series 2016-39, Class LS, IF, IO, 3.56%, 7/25/2046 (d)	2,750	414
Series 2016-74, Class GS, IF, IO, 3.56%, 10/25/2046 (d)	1,278	178
Series 2016-75, Class SC, IF, IO, 3.66%, 10/25/2046 (d)	2,755	254
Series 2017-6, Class SB, IF, IO, 3.61%, 2/25/2047 (d)	1,638	203
Series 2017-47, Class ST, IF, IO, 3.66%, 6/25/2047 (d)	4,505	636
Series 2019-42, Class SK, IF, IO, 3.61%, 8/25/2049 (d)	906	117
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (b) (d)	662	633
GCAT Trust
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (h)	403	388
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (b) (d)	2,873	2,530
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (b) (d)	2,035	1,732
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	681
Series 2014-181, Class SL, IF, IO, 3.23%, 12/20/2044 (d)	1,859	216
Series 2015-110, Class MS, IF, IO, 3.34%, 8/20/2045 (d)	606	66
Series 2017-134, Class SD, IF, IO, 3.83%, 9/20/2047 (d)	1,675	203
Series 2019-115, Class SD, IF, IO, 3.73%, 9/20/2049 (d)	553	63
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	16,485	2,125
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	5,525	805
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	5,995	867
Series 2021-117, Class ES, IF, IO, 3.93%, 7/20/2051 (d)	6,787	935
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H13, Class GI, IO, 1.48%, 4/20/2065 (d)	1,395	32
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	486	397
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 2.96%, 6/25/2035 (d)	635	523
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	315	197
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	244	166
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	869	837
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.29%, 9/25/2034 (d)	189	189
Series 2004-9, Class 1A, 5.32%, 11/25/2034 (d)	77	77
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (d)	1,568	1,480
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (b) (d)	655	615
PNMAC FMSR ISSUER TRUST Series 2018-GT2, Class A, 5.09%, 8/25/2025 (b) (d)	2,280	2,224
PRPM LLC
Series 2021-5, Class A2, 3.72%, 6/25/2026 (b) (h)	3,500	3,245
Series 2021-6, Class A1, 1.79%, 7/25/2026 (b) (h)	2,447	2,275
Series 2021-6, Class A2, 3.47%, 7/25/2026 (b) (h)	275	253
Series 2021-7, Class A1, 1.87%, 8/25/2026 (b) (h)	2,476	2,293
Series 2021-7, Class A2, 3.67%, 8/25/2026 (b) (h)	738	671
Series 2021-11, Class A2, 4.58%, 11/25/2026 (b) (h)	2,400	2,208
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (b) (d)	1,217	1,105
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	25	21
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	220	153
SART Series 2017-1, 4.75%, 7/15/2024	732	720
Sequoia Mortgage Trust Series 2003-8, Class A1, 3.01%, 1/20/2034 (d)	241	232
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (d)	60	59
TDA CAM 4 FTA (Spain) Series 4, Class A, 0.00%, 6/26/2039 (a) (d)	325	322
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059 (b) (h)	634	623
Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (b) (d)	1,562	1,518
Series 2020-1, Class A1, 2.42%, 1/25/2060 (b) (h)	151	147
Series 2021-6, Class A1, 1.63%, 10/25/2066 (b) (d)	2,689	2,356
Series 2022-4, Class A1, 4.47%, 4/25/2067 (b) (h)	400	394
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (d)	3,700	3,686
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	87	84
Total Collateralized Mortgage Obligations (Cost $72,229)		65,188
Foreign Government Securities — 5.4%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	900	920
5.30%, 1/21/2041 (b)	790	584
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	940	516
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,500	1,144
7.38%, 9/28/2033 (b)	527	352
7.63%, 11/28/2047 (a)	1,090	670
Hungary Government Bond
2.13%, 9/22/2031 (b)	367	267
3.13%, 9/21/2051 (b)	1,789	1,109
Italian Republic Government Bond 0.88%, 5/6/2024	1,888	1,768
Jamaica Government Bond 8.00%, 3/15/2039	870	1,014
Lebanese Republic 6.38%, 3/9/2020 (i)	1,280	88
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN137,240	6,276
8.50%, 11/18/2038	MXN 97,000	4,586
Notas do Tesouro Nacional 6.00%, 5/15/2035	BRL 4,200	3,214
Oriental Republic of Uruguay 5.10%, 6/18/2050	136	138
People's Republic of China
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.89%, 11/18/2031	CNY 21,060	3,087
2.75%, 2/17/2032	CNY 11,950	1,734
Republic of Angola
8.00%, 11/26/2029 (a)	530	439
8.75%, 4/14/2032 (b)	781	637
9.13%, 11/26/2049 (a)	560	418
Republic of Colombia
3.13%, 4/15/2031	1,000	754
5.20%, 5/15/2049	645	438
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	1,190	1,105
6.88%, 10/17/2040 (b)	EUR 1,880	1,356
Republic of Iraq 5.80%, 1/15/2028 (a)	1,286	1,069
Republic of Kenya
6.30%, 1/23/2034 (b)	2,002	1,361
8.25%, 2/28/2048 (a)	480	325
Republic of North Macedonia 2.75%, 1/18/2025 (a)	EUR 1,110	1,047
Republic of Paraguay
5.00%, 4/15/2026 (a)	446	445
4.95%, 4/28/2031 (b)	1,160	1,115
3.85%, 6/28/2033 (b)	208	178
5.60%, 3/13/2048 (a)	820	697
5.40%, 3/30/2050 (b)	470	392
Republic of Senegal 6.25%, 5/23/2033 (a)	1,680	1,353
Republic of Serbia
1.50%, 6/26/2029 (b)	EUR 1,600	1,154
2.13%, 12/1/2030 (b)	1,010	725
Republic of South Africa
7.00%, 2/28/2031	ZAR 71,786	3,324
8.88%, 2/28/2035	ZAR 10,935	541
5.00%, 10/12/2046	2,560	1,718
5.75%, 9/30/2049	390	276
Romania Government Bond 4.63%, 4/3/2049 (b)	EUR 997	740
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	777	787
4.00%, 7/28/2050 (b)	1,180	744
4.95%, 7/7/2052 (b)	537	564
United Mexican States
3.77%, 5/24/2061	1,378	920
3.75%, 4/19/2071	1,815	1,189
Total Foreign Government Securities (Cost $66,091)		53,278
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	133

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 4.3%
Airlines — 0.2%
JetBlue Airways Corp. 0.50%, 4/1/2026	692	521
Southwest Airlines Co. 1.25%, 5/1/2025	815	1,019
		1,540
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	995	1,083
Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc. Zero Coupon, 3/15/2026	939	770
Entertainment — 0.1%
Sea Ltd. (Singapore) 2.38%, 12/1/2025	730	778
Equity Real Estate Investment Trusts (REITs) — 0.2%
Kite Realty Group LP 0.75%, 4/1/2027 (b)	688	626
Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,265	1,197
Summit Hotel Properties, Inc. 1.50%, 2/15/2026	351	312
		2,135
Health Care Equipment & Supplies — 0.1%
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	970	894
Health Care Providers & Services — 0.0% ^
PetIQ, Inc. 4.00%, 6/1/2026	170	145
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc. Zero Coupon, 3/15/2026	2,300	1,972
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	1,223	995
H World Group Ltd. (Cayman Islands) 0.38%, 11/1/2022	760	758
Vail Resorts, Inc. Zero Coupon, 1/1/2026	686	621
		4,346
Interactive Media & Services — 0.3%
Eventbrite, Inc. 0.75%, 9/15/2026	670	478
Snap, Inc.
0.75%, 8/1/2026	295	269
Zero Coupon, 5/01/2027	479	346
0.13%, 3/1/2028 (b)	500	346
TripAdvisor, Inc. 0.25%, 4/1/2026	1,224	1,017
Twitter, Inc. Zero Coupon, 3/15/2026	335	300
		2,756
IT Services — 0.4%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026 (b)	2,170	1,594
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
Block, Inc.
0.13%, 3/1/2025	340	336
Zero Coupon, 5/1/2026	927	766
0.25%, 11/1/2027	300	232
GDS Holdings Ltd. (China) 2.00%, 6/1/2025	1,010	953
		3,881
Leisure Products — 0.1%
Callaway Golf Co. 2.75%, 5/1/2026	455	653
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,510	1,293
Metals & Mining — 0.2%
ATI, Inc. 3.50%, 6/15/2025	890	1,806
Road & Rail — 0.1%
Lyft, Inc. 1.50%, 5/15/2025	1,540	1,349
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (a)	600	426
Microchip Technology, Inc. 1.63%, 2/15/2027	440	832
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,932	2,766
Silicon Laboratories, Inc. 0.63%, 6/15/2025	1,186	1,420
Wolfspeed, Inc. 0.25%, 2/15/2028 (b)	609	690
		6,134
Software — 1.3%
8x8, Inc. 0.50%, 2/1/2024	840	706
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	1,465	1,224
Bentley Systems, Inc. 0.13%, 1/15/2026	1,065	966
Box, Inc. Zero Coupon, 1/15/2026	1,142	1,314
Confluent, Inc. Zero Coupon, 1/15/2027 (b)	148	111
Dropbox, Inc. Zero Coupon, 3/1/2028	2,198	1,942
Envestnet, Inc.
1.75%, 6/1/2023	995	1,010
0.75%, 8/15/2025	210	184
Everbridge, Inc. Zero Coupon, 3/15/2026	1,344	1,192
Nice Ltd. (Israel) Zero Coupon, 9/15/2025	1,744	1,761
Palo Alto Networks, Inc. 0.38%, 6/1/2025	1,105	2,097
RingCentral, Inc. Zero Coupon, 3/1/2025	645	544
		13,051
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Specialty Retail — 0.0% ^
Guess?, Inc. 2.00%, 4/15/2024	395	391
Total Convertible Bonds (Cost $46,988)		43,005
Loan Assignments — 1.5% (g) (j)
Aerospace & Defense — 0.1%
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 12/24/2028	923	890
Auto Components — 0.0% ^
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/04/2028	260	248
Automobiles — 0.0% ^
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028	362	338
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 6/11/2028	4	4
Chemicals — 0.1%
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 5.09%, 11/8/2028 (k)	197	193
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 1/29/2026	792	772
		965
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028	194	187
Construction & Engineering — 0.0% ^
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.53%, 1/21/2028	132	129
Containers & Packaging — 0.1%
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 9/24/2028	1,017	988
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028	301	291
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028 (k)	27	26
		1,305
Health Care Equipment & Supplies — 0.1%
Chamberlain Group LLC (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 11/3/2028	1,155	1,097
Hotels, Restaurants & Leisure — 0.2%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 12/23/2024	1,877	1,851
IRB Holding Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 5.39%, 12/15/2027	325	314
		2,165
Household Durables — 0.0% ^
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.97%, 5/17/2028	343	280
IT Services — 0.0% ^
Ancestry.com, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 12/6/2027	192	181
Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/16/2024	798	773
Personal Products — 0.2%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 5/17/2028	1,737	1,494
Pharmaceuticals — 0.0% ^
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 5/5/2028	169	165
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	135

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.35%; 6-MONTH SOFR + 3.35%), 5.51%, 2/1/2029 (k)	395	379
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030	150	136
		515
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 12/1/2027	1,062	1,042
Specialty Retail — 0.3%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 10/19/2027	188	181
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (l)	1,749	1,652
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 12/28/2027	440	399
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.02%, 12/22/2025	786	659
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.89%, 8/10/2023	741	413
		3,304
Total Loan Assignments (Cost $16,106)		15,082
Mortgage-Backed Securities — 0.5%
FNMA, Other Pool # BF0263, 3.50%, 5/1/2058	1,218	1,182
GNMA II, Single Family, 30 Year TBA, 5.50%, 9/15/2052 (m)	3,500	3,588
Total Mortgage-Backed Securities (Cost $4,903)		4,770
Supranational — 0.3%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (a)	1,130	993
European Union (Belgium) 0.10%, 10/4/2040 (a)	EUR 2,990	1,957
Total Supranational (Cost $4,563)		2,950
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *(Cost $226)	1	1,822
INVESTMENTS	NO. OF WARRANTS (000)
Warrants — 0.1%
Media — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *(Cost $—)	14	726
	SHARES (000)
Common Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	6	— (n)
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	111
Professional Services — 0.0% ^
NMG, Inc. *	—	41
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	1	266
Total Common Stocks (Cost $1,105)		418
Preferred Stocks — 0.0% ^
Banks — 0.0% ^
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (o)	4	71
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	7	—
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	326
Total Preferred Stocks (Cost $393)		397
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *(Cost $—)	41	52
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.5%
Investment Companies — 4.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (p) (q) (Cost $44,232)	44,231	44,248
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bills, 1.54%, 9/15/2022 (r) (s)(Cost $60)	60	60
Total Short-Term Investments (Cost $44,292)		44,308
Total Investments — 98.8% (Cost $1,092,877)		980,323
Other Assets Less Liabilities — 1.2%		12,127
NET ASSETS — 100.0%		992,450

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CNY	China Yuan
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(i)	Defaulted security.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	137

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of August 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	Value is zero.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2022.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2022.
(r)	The rate shown is the effective yield as of August 31, 2022.
(s)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	27	09/08/2022	EUR	3,337	(57)
Euro-Bund	36	09/08/2022	EUR	5,344	(91)
Euro-Schatz	4	09/08/2022	EUR	437	(3)
U.S. Treasury 10 Year Ultra Note	344	12/20/2022	USD	42,952	(189)
U.S. Treasury 10 Year Note	8	12/20/2022	USD	933	(6)
					(346)
Short Contracts
Euro-Bund	(8)	09/08/2022	EUR	(1,187)	33
Euro-Buxl 30 Year Bond	(21)	09/08/2022	EUR	(3,460)	186
Japan 10 Year Bond	(15)	09/12/2022	JPY	(16,139)	(41)
U.S. Treasury 10 Year Note	(1,128)	12/20/2022	USD	(131,553)	707
U.S. Treasury 10 Year Ultra Note	(328)	12/20/2022	USD	(40,954)	183
U.S. Treasury Long Bond	(24)	12/20/2022	USD	(3,251)	1
U.S. Treasury Ultra Bond	(191)	12/20/2022	USD	(28,435)	(244)
Long Gilt	(4)	12/28/2022	GBP	(502)	6
U.S. Treasury 2 Year Note	(2,459)	12/30/2022	USD	(512,087)	563
U.S. Treasury 5 Year Note	(481)	12/30/2022	USD	(53,233)	280
					1,674
					1,328

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	August 31, 2022

Forward foreign currency exchange contracts outstanding as of August 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	59,696	USD	59,634	HSBC Bank, NA	9/6/2022	373
USD	60,037	EUR	58,577	BNP Paribas	9/6/2022	1,156
USD	1,673	EUR	1,632	Citibank, NA	9/6/2022	33
USD	5,886	GBP	4,871	HSBC Bank, NA	9/6/2022	227
CNY	17,240	USD	2,491	Goldman Sachs International**	9/22/2022	11
CZK	30,221	EUR	1,223	BNP Paribas	9/22/2022	5
EUR	1,226	CHF	1,180	Goldman Sachs International	9/22/2022	25
EUR	1,197	HUF	477,502	Goldman Sachs International	9/22/2022	13
EUR	1,232	ILS	4,086	Barclays Bank plc	9/22/2022	11
EUR	1,220	ILS	4,066	BNP Paribas	9/22/2022	6
EUR	1,220	PLN	5,743	Barclays Bank plc	9/22/2022	10
INR	199,289	USD	2,499	Citibank, NA**	9/22/2022	3
INR	199,367	USD	2,500	Standard Chartered Bank**	9/22/2022	4
USD	345	AUD	500	Citibank, NA	9/22/2022	3
USD	739	BRL	3,824	Barclays Bank plc**	9/22/2022	7
USD	1,238	BRL	6,461	BNP Paribas**	9/22/2022	2
USD	2,501	CNY	16,940	BNP Paribas**	9/22/2022	42
USD	5,171	CNY	34,838	HSBC Bank, NA**	9/22/2022	114
USD	3,861	COP	16,349,828	Goldman Sachs International**	9/22/2022	181
USD	10,726	EUR	10,390	BNP Paribas	9/22/2022	270
USD	318	GBP	269	HSBC Bank, NA	9/22/2022	5
USD	2,544	IDR	37,340,244	BNP Paribas**	9/22/2022	33
USD	1,253	KRW	1,676,009	Citibank, NA**	9/22/2022	5
USD	4,981	KRW	6,528,909	Goldman Sachs International**	9/22/2022	116
USD	1,241	MXN	24,864	Citibank, NA	9/22/2022	12
USD	12,854	MXN	257,996	Goldman Sachs International	9/22/2022	98
USD	3,749	PHP	208,780	BNP Paribas**	9/22/2022	40
USD	148	PLN	690	HSBC Bank, NA	9/22/2022	1
USD	1,406	SGD	1,936	BNP Paribas	9/22/2022	21
USD	1,236	ZAR	20,836	Citibank, NA	9/22/2022	22
USD	6,340	ZAR	103,232	HSBC Bank, NA	9/22/2022	325
USD	5,666	GBP	4,871	BNP Paribas	10/5/2022	3
Total unrealized appreciation						3,177
EUR	390	USD	397	HSBC Bank, NA	9/6/2022	(5)
EUR	122	USD	126	Royal Bank of Canada	9/6/2022	(3)
GBP	4,871	USD	5,663	BNP Paribas	9/6/2022	(4)
AUD	912	USD	627	Citibank, NA	9/22/2022	(3)
AUD	912	USD	629	Goldman Sachs International	9/22/2022	(5)
AUD	500	USD	356	State Street Corp.	9/22/2022	(14)
BRL	6,335	USD	1,220	Citibank, NA**	9/22/2022	(8)
CHF	1,180	EUR	1,215	Barclays Bank plc	9/22/2022	(14)
CHF	1,209	EUR	1,234	BNP Paribas	9/22/2022	(3)
CHF	0	USD	0	Goldman Sachs International	9/22/2022	—(a)
COP	5,387,678	USD	1,213	BNP Paribas**	9/22/2022	—(a)
COP	10,837,511	USD	2,447	Goldman Sachs International**	9/22/2022	(9)
EUR	1,242	CZK	30,565	BNP Paribas	9/22/2022	—(a)
EUR	1,258	HUF	510,742	BNP Paribas	9/22/2022	(10)
EUR	405	USD	409	BNP Paribas	9/22/2022	(1)
EUR	990	USD	1,015	HSBC Bank, NA	9/22/2022	(19)
GBP	658	USD	771	Citibank, NA	9/22/2022	(7)
GBP	269	USD	326	State Street Corp.	9/22/2022	(13)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	139

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
HUF	480,734	EUR	1,193	Goldman Sachs International	9/22/2022	(1)
IDR	18,526,998	USD	1,253	Barclays Bank plc**	9/22/2022	(6)
IDR	18,543,001	USD	1,249	BNP Paribas**	9/22/2022	(2)
IDR	18,535,193	USD	1,251	Goldman Sachs International**	9/22/2022	(4)
ILS	4,074	EUR	1,250	BNP Paribas	9/22/2022	(33)
ILS	4,140	EUR	1,236	Goldman Sachs International	9/22/2022	—(a)
KRW	1,643,243	USD	1,269	Citibank, NA**	9/22/2022	(45)
MXN	25,038	USD	1,250	Citibank, NA	9/22/2022	(12)
MXN	50,323	USD	2,498	HSBC Bank, NA	9/22/2022	(9)
PLN	6,433	USD	1,405	HSBC Bank, NA	9/22/2022	(41)
SGD	1,936	USD	1,412	HSBC Bank, NA	9/22/2022	(26)
USD	1,245	CLP	1,188,648	Goldman Sachs International**	9/22/2022	(77)
USD	8	HUF	3,232	Merrill Lynch International	9/22/2022	—(a)
USD	1,250	INR	99,619	BNP Paribas**	9/22/2022	—(a)
USD	2,560	INR	204,651	Citibank, NA**	9/22/2022	(9)
USD	1,247	INR	99,619	Goldman Sachs International**	9/22/2022	(3)
USD	1,210	TRY	22,459	Goldman Sachs International	9/22/2022	(6)
ZAR	6,388	USD	378	Barclays Bank plc	9/22/2022	(6)
USD	59,748	EUR	59,696	HSBC Bank, NA	10/5/2022	(379)
Total unrealized depreciation						(777)
Net unrealized appreciation						2,400

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	August 31, 2022

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 20,000	(429)	474	45
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 30,100	(919)	986	67
						(1,348)	1,460	112

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2022 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SONIA annually	1.77 annually	Pay	2/15/2027	GBP 21,000	—	1,548
1 day MIBOR semi-annually	5.70 semi-annually	Pay	2/17/2027	INR 950,000	—	331
4 week TIIE monthly	8.19 monthly	Pay	8/6/2032	MXN 27,600	—	51
4 week TIIE monthly	8.21 monthly	Pay	8/5/2032	MXN 25,200	—	45
4 week TIIE monthly	8.24 monthly	Pay	8/6/2032	MXN 27,200	—	46
					—	2,021
1 day CDI at termination	11.91 at termination	Pay	1/2/2025	BRL 38,486	—	(26)
						1,995

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
GBP	British Pound
INR	Indian Rupee
MIBOR	Mumbai Interbank Offered Rate
MXN	Mexican Peso
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	141

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
SONIA	Sterling Overnight Index Average
TIIE	Interbank Equilibrium Interest Rate

(a)	Value of floating rate index at August 31, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	11.93%
1 day MIBOR	5.34
1 day SONIA	1.69
4 week TIIE	8.82
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	August 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$248,198	$678,930	$2,851,181
Investments in affiliates, at value	11,487	42,792	215,420
Restricted cash for OTC derivatives	—	—	580
Cash	92	70	8,995
Foreign currency, at value	248	90	5,514
Deposits at broker for futures contracts	313	—	26,916
Deposits at broker for centrally cleared swaps	—	—	39,833
Receivables:
Due from custodian	—	—	2,343
Investment securities sold	501	1,475	60,754
Investment securities sold — delayed delivery securities	—	681	—
Fund shares sold	259	58	4,330
Interest from non-affiliates	2,516	11,799	32,732
Dividends from non-affiliates	—	—	8
Dividends from affiliates	21	90	356
Tax reclaims	—	—	109
Variation margin on futures contracts	—	—	972
Variation margin on centrally cleared swaps	14	10	—
Unrealized appreciation on forward foreign currency exchange contracts	105	424	25,425
Total Assets	263,754	736,419	3,275,468
LIABILITIES:
Payables:
Investment securities purchased	932	—	62,446
Fund shares redeemed	204	102	5,465
Variation margin on futures contracts	30	—	—
Unrealized depreciation on forward foreign currency exchange contracts	24	—	5,521
Unrealized depreciation on unfunded commitments	—	—	1
Variation margin on centrally cleared swaps	—	—	23,214
Accrued liabilities:
Investment advisory fees	51	373	1,096
Administration fees	8	26	132
Distribution fees	8	5	68
Service fees	9	11	348
Custodian and accounting fees	15	24	110
Trustees’ and Chief Compliance Officer’s fees	—	—(a)	—
Other	121	23	106
Total Liabilities	1,402	564	98,507
Net Assets	$262,352	$735,855	$3,176,961

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	143

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
NET ASSETS:
Paid-in-Capital	$310,448	$1,367,839	$3,541,352
Total distributable earnings (loss)	(48,096)	(631,984)	(364,391)
Total Net Assets	$262,352	$735,855	$3,176,961
Net Assets:
Class A	$24,891	$21,447	$166,514
Class C	3,790	954	47,643
Class I	74,505	63,173	2,452,447
Class R5	—	698	—
Class R6	159,166	649,583	510,357
Total	$262,352	$735,855	$3,176,961
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,967	3,638	17,572
Class C	453	163	5,046
Class I	8,863	10,705	258,167
Class R5	—	117	—
Class R6	18,936	109,873	53,692
Net Asset Value (a):
Class A — Redemption price per share	$8.39	$5.89	$9.48
Class C — Offering price per share (b)	8.38	5.87	9.44
Class I — Offering and redemption price per share	8.41	5.90	9.50
Class R5 — Offering and redemption price per share	—	5.97	—
Class R6 — Offering and redemption price per share	8.41	5.91	9.51
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$8.74	$6.14	$9.88
Cost of investments in non-affiliates	$281,112	$878,101	$3,268,812
Cost of investments in affiliates	11,485	42,779	215,363
Cost of foreign currency	248	66	6,016
Net upfront payments/(receipts) on centrally cleared swaps	(41)	5,503	(5,974)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$3,614,064	$244,814	$936,075
Investments in affiliates, at value	5,905,252	95,469	44,248
Repurchase agreements, at value	65,000	—	—
Restricted cash for delayed delivery securities	—	862	—
Restricted cash for securities sold short	500	—	—
Cash	1,093	—	259
Foreign currency, at value	330	21	1,064
Deposits at broker for futures contracts	250	—	7,668
Deposits at broker for centrally cleared swaps	16,870	460	4,533
Receivables:
Investment securities sold	2,331	—	14,393
Investment securities sold — delayed delivery securities	708,022	10,534	—
Fund shares sold	5,858	30	253
Interest from non-affiliates	13,319	1,081	6,553
Dividends from non-affiliates	7	—(a)	1
Dividends from affiliates	10,075	160	88
Tax reclaims	—	—	25
Variation margin on futures contracts	—	—	966
Variation margin on centrally cleared swaps	1,054	35	527
Unrealized appreciation on forward foreign currency exchange contracts	—	—	3,177
Outstanding OTC swap contracts, at value	2,463	29	—
Total Assets	10,346,488	353,495	1,019,830
LIABILITIES:
Payables:
Due to custodian	—	13	—
TBA short commitments, at value	165,307	2,350	—
Investment securities purchased	350	—	22,087
Investment securities purchased — delayed delivery securities	890,302	93,682	3,603
Interest expense to non-affiliates on securities sold short	3,767	—	—
Fund shares redeemed	9,099	166	287
Variation margin on futures contracts	428	115	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	777
Unrealized depreciation on unfunded commitments	3	—	1
Outstanding OTC swap contracts, at value	52	—(a)	—
Accrued liabilities:
Investment advisory fees	2,420	33	324
Administration fees	473	5	32
Distribution fees	278	20	6
Service fees	1,658	17	100
Custodian and accounting fees	104	27	48
Trustees’ and Chief Compliance Officer’s fees	1	—(a)	—
Other	319	77	115
Total Liabilities	1,074,561	96,505	27,380
Net Assets	$9,271,927	$256,990	$992,450

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	145

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$10,065,034	$293,567	$1,175,269
Total distributable earnings (loss)	(793,107)	(36,577)	(182,819)
Total Net Assets	$9,271,927	$256,990	$992,450
Net Assets:
Class A	$817,915	$63,803	$14,492
Class C	163,946	8,913	3,507
Class I	6,813,226	116,391	764,475
Class R2	—	162	821
Class R5	88,705	13,153	9,490
Class R6	1,388,135	54,568	199,665
Total	$9,271,927	$256,990	$992,450
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	71,833	7,019	1,543
Class C	14,489	983	376
Class I	596,667	12,772	81,254
Class R2	—	18	88
Class R5	7,759	1,444	1,007
Class R6	121,358	5,992	21,214
Net Asset Value (a):
Class A — Redemption price per share	$11.39	$9.09	$9.39
Class C — Offering price per share (b)	11.32	9.07	9.32
Class I — Offering and redemption price per share	11.42	9.11	9.41
Class R2 — Offering and redemption price per share	—	9.11	9.37
Class R5 — Offering and redemption price per share	11.43	9.11	9.42
Class R6 — Offering and redemption price per share	11.44	9.11	9.41
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$11.86	$9.47	$9.78
Cost of investments in non-affiliates	$3,722,173	$268,182	$1,048,645
Cost of investments in affiliates	5,905,252	95,469	44,232
Cost of repurchase agreements	65,000	—	—
Cost of foreign currency	330	21	1,061
Proceeds from short TBAs	168,113	2,376	—
Net upfront payments/(receipts) on centrally cleared swaps	(13,201)	(251)	(1,348)
Net upfront payments on OTC swap contracts	27,064	375	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	August 31, 2022

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited)
(Amounts in thousands)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,591	$28,636	$65,410
Interest income from affiliates	—	—	1
Dividend income from non-affiliates	—	—	521
Dividend income from affiliates	95	288	944
Foreign taxes withheld (net)	—	7	43
Total investment income	4,686	28,931	66,919
EXPENSES:
Investment advisory fees	419	3,137	7,661
Administration fees	105	362	1,277
Distribution fees:
Class A	35	29	240
Class C	15	5	195
Service fees:
Class A	35	29	240
Class C	5	2	65
Class I	98	60	3,234
Class R5	—	—(a)	—
Custodian and accounting fees	36	83	278
Interest expense to affiliates	1	2	6
Professional fees	53	53	67
Trustees’ and Chief Compliance Officer’s fees	13	15	18
Printing and mailing costs	15	16	70
Registration and filing fees	39	54	87
Transfer agency fees (See Note 2.M)	2	5	30
Other	12	20	119
Total expenses	883	3,872	13,587
Less fees waived	(230)	(446)	(2,597)
Net expenses	653	3,426	10,990
Net investment income (loss)	4,033	25,505	55,929

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	147

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(14,933)	$(124,401)	$(119,080)
Investments in affiliates	(3)	6	(75)
Options purchased	—	—	(626)
Futures contracts	(128)	396	72,147
Foreign currency transactions	(60)	(54)	(11,231)
Forward foreign currency exchange contracts	713	2,308	67,920
Options written	—	—	1,714
Swaps	(55)	(530)	16,511
Net realized gain (loss)	(14,466)	(122,275)	27,280
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(19,505)	(43,414)	(271,780)(a)
Investments in affiliates	2	14	70
Options purchased	—	—	(18,295)
Futures contracts	(43)	—	4,579
Foreign currency translations	(3)	(31)	1,655
Forward foreign currency exchange contracts	93	237	22,573
Options written	—	—	17,207
Swaps	29	380	(5,293)
Unfunded commitments	—	—	6
Change in net unrealized appreciation/depreciation	(19,427)	(42,814)	(249,278)
Net realized/unrealized gains (losses)	(33,893)	(165,089)	(221,998)
Change in net assets resulting from operations	$(29,860)	$(139,584)	$(166,069)

(a)
Net of change in foreign capital gains tax of $51.
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$54,198	$2,773	$17,540
Interest income from affiliates	—(a)	—	1
Dividend income from non-affiliates	97	5	3
Dividend income from affiliates	26,935	439	278
Foreign taxes withheld (net)	—	—	25
Total investment income	81,230	3,217	17,847
EXPENSES:
Investment advisory fees	21,101	431	2,338
Administration fees	3,517	108	390
Distribution fees:
Class A	1,054	88	19
Class C	669	40	14
Class R2	—	—(a)	2
Service fees:
Class A	1,054	88	19
Class C	223	13	4
Class I	8,387	167	1,006
Class R2	—	—(a)	1
Class R5	45	7	5
Custodian and accounting fees	255	64	152
Interest expense to affiliates	5	—(a)	2
Professional fees	95	56	72
Trustees’ and Chief Compliance Officer’s fees	30	13	15
Printing and mailing costs	120	24	5
Registration and filing fees	114	41	56
Transfer agency fees (See Note 2.M)	66	5	9
Other	145	44	26
Total expenses	36,880	1,189	4,135
Less fees waived	(6,487)	(401)	(901)
Less expense reimbursements	—	(1)	(1)
Net expenses	30,393	787	3,233
Net investment income (loss)	50,837	2,430	14,614

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	149

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Strategic Income Opportunities Fund	JPMorgan Total Return Fund	JPMorgan Unconstrained Debt Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(142)	$(5,680)	$(19,327)
Investments in affiliates	—	—	(4)
Options purchased	—	—	(264)
Futures contracts	20,221	(2,972)	37,030
Foreign currency transactions	(457)	(10)	(1,308)
Forward foreign currency exchange contracts	—	—	9,160
Options written	—	—	562
Swaps	16,380	332	4,400
Unfunded commitments	9	—	—
Net realized gain (loss)	36,011	(8,330)	30,249
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(91,511)	(18,548)	(70,244)(a)
Investments in affiliates	—	—	3
Options purchased	—	—	(4,361)
Futures contracts	5,802	(335)	4,180
Foreign currency translations	78	3	66
Forward foreign currency exchange contracts	—	—	2,831
Options written	—	—	4,025
Swaps	(627)	(16)	1,490
Unfunded commitments	(1)	—	2
Change in net unrealized appreciation/depreciation	(86,259)	(18,896)	(62,008)
Net realized/unrealized gains (losses)	(50,248)	(27,226)	(31,759)
Change in net assets resulting from operations	$589	$(24,796)	$(17,145)

(a)
Net of change in foreign capital gains tax of $20.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,033	$15,643	$25,505	$52,413
Net realized gain (loss)	(14,466)	28,548	(122,275)	(10,817)
Change in net unrealized appreciation/depreciation	(19,427)	(67,311)	(42,814)	(144,158)
Change in net assets resulting from operations	(29,860)	(23,120)	(139,584)	(102,562)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(371)	(2,569)	(618)	(1,161)
Class C	(44)	(391)	(27)	(74)
Class I	(1,156)	(7,976)	(1,359)	(2,719)
Class R5	—	—	(21)	(35)
Class R6	(2,579)	(41,269)	(24,910)	(48,771)
Total distributions to shareholders	(4,150)	(52,205)	(26,935)	(52,760)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(14,103)	(2,265,999)	(62,310)	(86,794)
NET ASSETS:
Change in net assets	(48,113)	(2,341,324)	(228,829)	(242,116)
Beginning of period	310,465	2,651,789	964,684	1,206,800
End of period	$262,352	$310,465	$735,855	$964,684
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	151

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55,929	$104,726	$50,837	$53,868
Net realized gain (loss)	27,280	88,040	36,011	3,950
Change in net unrealized appreciation/depreciation	(249,278)	(235,166)	(86,259)	(44,475)
Change in net assets resulting from operations	(166,069)	(42,400)	589	13,343
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,908)	(5,789)	(3,470)	(2,470)
Class C	(685)	(1,293)	(409)	(36)
Class I	(42,283)	(76,924)	(36,154)	(35,070)
Class R5	—	—	(538)	(617)
Class R6	(9,762)	(21,278)	(9,769)	(12,415)
Total distributions to shareholders	(55,638)	(105,284)	(50,340)	(50,608)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(374,123)	304,868	4,212	(1,312,028)
NET ASSETS:
Change in net assets	(595,830)	157,184	(45,539)	(1,349,293)
Beginning of period	3,772,791	3,615,607	9,317,466	10,666,759
End of period	$3,176,961	$3,772,791	$9,271,927	$9,317,466
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,430	$6,090	$14,614	$24,032
Net realized gain (loss)	(8,330)	(4,925)	30,249	31,703
Change in net unrealized appreciation/depreciation	(18,896)	(9,279)	(62,008)	(69,043)
Change in net assets resulting from operations	(24,796)	(8,114)	(17,145)	(13,308)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(580)	(1,661)	(212)	(326)
Class C	(52)	(185)	(43)	(91)
Class I	(1,159)	(4,909)	(12,293)	(21,741)
Class R2	(1)	(3)	(11)	(17)
Class R5	(128)	(342)	(152)	(268)
Class R6	(562)	(1,591)	(3,288)	(6,978)
Total distributions to shareholders	(2,482)	(8,691)	(15,999)	(29,421)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(46,911)	(312,849)	(60,015)	122,020
NET ASSETS:
Change in net assets	(74,189)	(329,654)	(93,159)	79,291
Beginning of period	331,179	660,833	1,085,609	1,006,318
End of period	$256,990	$331,179	$992,450	$1,085,609
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	153

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,169	$17,429	$1,889	$14,090
Distributions reinvested	338	2,391	615	1,153
Cost of shares redeemed	(12,929)	(15,707)	(3,830)	(8,437)
Change in net assets resulting from Class A capital transactions	(4,422)	4,113	(1,326)	6,806
Class C
Proceeds from shares issued	309	633	5	93
Distributions reinvested	44	391	27	74
Cost of shares redeemed	(658)	(2,324)	(244)	(1,094)
Change in net assets resulting from Class C capital transactions	(305)	(1,300)	(212)	(927)
Class I
Proceeds from shares issued	14,926	36,619	47,204	63,036
Distributions reinvested	1,064	7,519	1,354	2,709
Cost of shares redeemed	(13,401)	(153,083)	(26,047)	(64,429)
Change in net assets resulting from Class I capital transactions	2,589	(108,945)	22,511	1,316
Class R5
Proceeds from shares issued	—	—	128	197
Distributions reinvested	—	—	21	35
Cost of shares redeemed	—	—	(67)	(15)
Change in net assets resulting from Class R5 capital transactions	—	—	82	217
Class R6
Proceeds from shares issued	77,747	141,429	446,991	149,724
Distributions reinvested	1,925	39,562	24,910	48,771
Cost of shares redeemed	(91,637)	(2,340,858)	(555,266)	(292,701)
Change in net assets resulting from Class R6 capital transactions	(11,965)	(2,159,867)	(83,365)	(94,206)
Total change in net assets resulting from capital transactions	$(14,103)	$(2,265,999)	$(62,310)	$(86,794)
SHARE TRANSACTIONS:
Class A
Issued	916	1,685	303	1,787
Reinvested	39	235	100	149
Redeemed	(1,466)	(1,522)	(608)	(1,079)
Change in Class A Shares	(511)	398	(205)	857
Class C
Issued	35	61	1	11
Reinvested	5	39	4	10
Redeemed	(74)	(228)	(40)	(141)
Change in Class C Shares	(34)	(128)	(35)	(120)
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class I
Issued	1,670	3,515	7,685	8,047
Reinvested	123	736	220	348
Redeemed	(1,533)	(14,759)	(4,169)	(8,329)
Change in Class I Shares	260	(10,508)	3,736	66
Class R5
Issued	—	—	20	26
Reinvested	—	—	3	4
Redeemed	—	—	(11)	(2)
Change in Class R5 Shares	—	—	12	28
Class R6
Issued	8,953	13,613	67,647	18,902
Reinvested	222	3,855	4,004	6,260
Redeemed	(10,470)	(225,925)	(90,768)	(37,484)
Change in Class R6 Shares	(1,295)	(208,457)	(19,117)	(12,322)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	155

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$19,235	$73,294	$101,860	$236,376
Distributions reinvested	2,828	5,673	3,096	2,209
Cost of shares redeemed	(48,873)	(125,225)	(156,657)	(316,086)
Change in net assets resulting from Class A capital transactions	(26,810)	(46,258)	(51,701)	(77,501)
Class C
Proceeds from shares issued	2,358	8,151	15,486	14,590
Distributions reinvested	653	1,220	377	34
Cost of shares redeemed	(8,980)	(15,490)	(42,076)	(119,490)
Change in net assets resulting from Class C capital transactions	(5,969)	(6,119)	(26,213)	(104,866)
Class I
Proceeds from shares issued	366,101	1,136,163	1,553,397	1,880,050
Distributions reinvested	39,412	72,092	32,055	30,950
Cost of shares redeemed	(619,083)	(827,089)	(1,275,693)	(2,868,988)
Change in net assets resulting from Class I capital transactions	(213,570)	381,166	309,759	(957,988)
Class R5
Proceeds from shares issued	—	—	17,658	28,746
Distributions reinvested	—	—	493	551
Cost of shares redeemed	—	—	(17,529)	(38,702)
Change in net assets resulting from Class R5 capital transactions	—	—	622	(9,405)
Class R6
Proceeds from shares issued	40,477	310,030	192,869	387,241
Distributions reinvested	8,070	18,013	7,614	10,568
Cost of shares redeemed	(176,321)	(351,964)	(428,738)	(560,077)
Change in net assets resulting from Class R6 capital transactions	(127,774)	(23,921)	(228,255)	(162,268)
Total change in net assets resulting from capital transactions	$(374,123)	$304,868	$4,212	$(1,312,028)
SHARE TRANSACTIONS:
Class A
Issued	1,978	6,993	8,931	20,564
Reinvested	292	545	272	192
Redeemed	(5,043)	(11,959)	(13,727)	(27,494)
Change in Class A Shares	(2,773)	(4,421)	(4,524)	(6,738)
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class C
Issued	245	780	1,367	1,274
Reinvested	68	118	34	3
Redeemed	(930)	(1,489)	(3,713)	(10,434)
Change in Class C Shares	(617)	(591)	(2,312)	(9,157)
Class I
Issued	37,617	108,286	135,797	163,137
Reinvested	4,062	6,917	2,809	2,685
Redeemed	(63,392)	(79,185)	(111,504)	(248,939)
Change in Class I Shares	(21,713)	36,018	27,102	(83,117)
Class R5
Issued	—	—	1,541	2,491
Reinvested	—	—	43	48
Redeemed	—	—	(1,529)	(3,354)
Change in Class R5 Shares	—	—	55	(815)
Class R6
Issued	4,141	29,479	16,817	33,557
Reinvested	831	1,726	666	916
Redeemed	(18,031)	(33,564)	(37,388)	(48,507)
Change in Class R6 Shares	(13,059)	(2,359)	(19,905)	(14,034)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	157

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,801	$14,770	$2,194	$5,431
Distributions reinvested	471	1,364	208	321
Cost of shares redeemed	(12,229)	(30,662)	(2,436)	(2,919)
Change in net assets resulting from Class A capital transactions	(7,957)	(14,528)	(34)	2,833
Class C
Proceeds from shares issued	103	959	321	1,088
Distributions reinvested	52	181	43	91
Cost of shares redeemed	(2,503)	(8,874)	(919)	(1,867)
Change in net assets resulting from Class C capital transactions	(2,348)	(7,734)	(555)	(688)
Class I
Proceeds from shares issued	6,085	97,076	139,764	332,078
Distributions reinvested	1,084	4,564	11,918	21,295
Cost of shares redeemed	(37,313)	(379,881)	(203,051)	(216,261)
Change in net assets resulting from Class I capital transactions	(30,144)	(278,241)	(51,369)	137,112
Class R2
Proceeds from shares issued	7	13	17	328
Distributions reinvested	1	3	10	17
Cost of shares redeemed	(29)	(132)	(45)	(88)
Change in net assets resulting from Class R2 capital transactions	(21)	(116)	(18)	257
Class R5
Proceeds from shares issued	777	2,608	143	2,497
Distributions reinvested	128	342	152	268
Cost of shares redeemed	(1,226)	(5,872)	(559)	(1,285)
Change in net assets resulting from Class R5 capital transactions	(321)	(2,922)	(264)	1,480
Class R6
Proceeds from shares issued	3,665	12,138	24,360	65,696
Distributions reinvested	509	1,382	3,283	6,965
Cost of shares redeemed	(10,294)	(22,828)	(35,418)	(91,635)
Change in net assets resulting from Class R6 capital transactions	(6,120)	(9,308)	(7,775)	(18,974)
Total change in net assets resulting from capital transactions	$(46,911)	$(312,849)	$(60,015)	$122,020
SHARE TRANSACTIONS:
Class A
Issued	407	1,423	230	545
Reinvested	51	132	22	32
Redeemed	(1,309)	(2,957)	(257)	(292)
Change in Class A Shares	(851)	(1,402)	(5)	285
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Total Return Fund		JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class C
Issued	12	92	34	110
Reinvested	5	18	5	9
Redeemed	(270)	(858)	(97)	(189)
Change in Class C Shares	(253)	(748)	(58)	(70)
Class I
Issued	649	9,311	14,704	33,104
Reinvested	116	439	1,255	2,132
Redeemed	(3,968)	(36,288)	(21,374)	(21,630)
Change in Class I Shares	(3,203)	(26,538)	(5,415)	13,606
Class R2
Issued	1	2	2	33
Reinvested	—	—(a)	1	2
Redeemed	(3)	(13)	(5)	(9)
Change in Class R2 Shares	(2)	(11)	(2)	26
Class R5
Issued	83	250	15	248
Reinvested	14	33	16	27
Redeemed	(129)	(565)	(59)	(128)
Change in Class R5 Shares	(32)	(282)	(28)	147
Class R6
Issued	389	1,169	2,559	6,544
Reinvested	55	133	346	696
Redeemed	(1,092)	(2,201)	(3,725)	(9,186)
Change in Class R6 Shares	(648)	(899)	(820)	(1,946)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Corporate Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.45	$0.11	$(1.05)	$(0.94)	$(0.12)	$—	$(0.12)
Year Ended February 28, 2022	10.52	0.22	(0.51)	(0.29)	(0.32)	(0.46)	(0.78)
Year Ended February 28, 2021	10.62	0.22	0.06	0.28	(0.22)	(0.16)	(0.38)
Year Ended February 29, 2020	9.45	0.28	1.18	1.46	(0.29)	—	(0.29)
Year Ended February 28, 2019	9.58	0.30	(0.01)	0.29	(0.37)	(0.05)	(0.42)
Year Ended February 28, 2018	9.99	0.30	(0.06)	0.24	(0.32)	(0.33)	(0.65)
Class C
Six Months Ended August 31, 2022 (Unaudited)	9.43	0.09	(1.04)	(0.95)	(0.10)	—	(0.10)
Year Ended February 28, 2022	10.51	0.17	(0.52)	(0.35)	(0.27)	(0.46)	(0.73)
Year Ended February 28, 2021	10.60	0.17	0.06	0.23	(0.16)	(0.16)	(0.32)
Year Ended February 29, 2020	9.43	0.22	1.20	1.42	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.57	0.28	(0.04)	0.24	(0.33)	(0.05)	(0.38)
Year Ended February 28, 2018	9.99	0.25	(0.07)	0.18	(0.27)	(0.33)	(0.60)
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.47	0.13	(1.06)	(0.93)	(0.13)	—	(0.13)
Year Ended February 28, 2022	10.54	0.25	(0.52)	(0.27)	(0.34)	(0.46)	(0.80)
Year Ended February 28, 2021	10.64	0.25	0.05	0.30	(0.24)	(0.16)	(0.40)
Year Ended February 29, 2020	9.46	0.30	1.20	1.50	(0.32)	—	(0.32)
Year Ended February 28, 2019	9.60	0.34	(0.03)	0.31	(0.40)	(0.05)	(0.45)
Year Ended February 28, 2018	10.01	0.32	(0.05)	0.27	(0.35)	(0.33)	(0.68)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	9.47	0.13	(1.06)	(0.93)	(0.13)	—	(0.13)
Year Ended February 28, 2022	10.54	0.25	(0.50)	(0.25)	(0.36)	(0.46)	(0.82)
Year Ended February 28, 2021	10.64	0.26	0.05	0.31	(0.25)	(0.16)	(0.41)
Year Ended February 29, 2020	9.46	0.31	1.20	1.51	(0.33)	—	(0.33)
Year Ended February 28, 2019	9.60	0.32	—(g)	0.32	(0.41)	(0.05)	(0.46)
Year Ended February 28, 2018	10.01	0.33	(0.05)	0.28	(0.36)	(0.33)	(0.69)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.39	(9.99)%	$24,891	0.74% (f)	2.61% (f)	0.99% (f)	57%
9.45	(3.07)	32,861	0.75	2.18	0.98	71
10.52	2.62	32,410	0.74	2.07	0.94	100
10.62	15.68	25,040	0.74	2.75	1.06	86
9.45	3.15	14,494	0.72	3.18	1.12	166
9.58	2.30	131,675	0.74	3.00	0.93	132

8.38	(10.14)	3,790	1.24(f)	2.12(f)	1.51(f)	57
9.43	(3.66)	4,590	1.25	1.68	1.48	71
10.51	2.21	6,465	1.24	1.61	1.41	100
10.60	15.18	4,310	1.24	2.20	1.57	86
9.43	2.58	1,250	1.20	2.95	1.72	166
9.57	1.66	753	1.24	2.50	1.48	132

8.41	(9.86)	74,505	0.49(f)	2.87(f)	0.74(f)	57
9.47	(2.83)	81,447	0.50	2.42	0.73	71
10.54	2.86	201,450	0.49	2.37	0.66	100
10.64	16.05	128,396	0.49	2.90	0.79	86
9.46	3.31	25,335	0.45	3.65	0.92	166
9.60	2.56	48,565	0.49	3.23	0.68	132

8.41	(9.81)	159,166	0.39(f)	2.97(f)	0.49(f)	57
9.47	(2.73)	191,567	0.40	2.45	0.44	71
10.54	2.97	2,411,464	0.39	2.45	0.40	100
10.64	16.18	126,941	0.39	3.08	0.56	86
9.46	3.42	48,177	0.38	3.41	0.56	166
9.60	2.67	704,078	0.39	3.31	0.41	132
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$6.87	$0.16	$(0.97)	$(0.81)	$(0.17)	$5.89
Year Ended February 28, 2022	7.94	0.32	(1.07)	(0.75)	(0.32)	6.87
Year Ended February 28, 2021	8.09	0.33	(0.21)	0.12	(0.27)	7.94
Year Ended February 29, 2020	7.89	0.36	0.20	0.56	(0.36)	8.09
Year Ended February 28, 2019	8.16	0.37	(0.30)	0.07	(0.34)	7.89
Year Ended February 28, 2018	8.15	0.38	(0.02)	0.36	(0.35)	8.16
Class C
Six Months Ended August 31, 2022 (Unaudited)	6.83	0.14	(0.95)	(0.81)	(0.15)	5.87
Year Ended February 28, 2022	7.90	0.28	(1.07)	(0.79)	(0.28)	6.83
Year Ended February 28, 2021	8.05	0.27	(0.19)	0.08	(0.23)	7.90
Year Ended February 29, 2020	7.86	0.32	0.19	0.51	(0.32)	8.05
Year Ended February 28, 2019	8.13	0.32	(0.29)	0.03	(0.30)	7.86
Year Ended February 28, 2018	8.12	0.34	(0.03)	0.31	(0.30)	8.13
Class I
Six Months Ended August 31, 2022 (Unaudited)	6.87	0.16	(0.95)	(0.79)	(0.18)	5.90
Year Ended February 28, 2022	7.95	0.34	(1.08)	(0.74)	(0.34)	6.87
Year Ended February 28, 2021	8.10	0.34	(0.20)	0.14	(0.29)	7.95
Year Ended February 29, 2020	7.91	0.39	0.18	0.57	(0.38)	8.10
Year Ended February 28, 2019	8.17	0.38	(0.28)	0.10	(0.36)	7.91
Year Ended February 28, 2018	8.16	0.40	(0.02)	0.38	(0.37)	8.17
Class R5
Six Months Ended August 31, 2022 (Unaudited)	6.95	0.17	(0.97)	(0.80)	(0.18)	5.97
Year Ended February 28, 2022	8.04	0.34	(1.09)	(0.75)	(0.34)	6.95
Year Ended February 28, 2021	8.19	0.34	(0.19)	0.15	(0.30)	8.04
Year Ended February 29, 2020	7.99	0.40	0.19	0.59	(0.39)	8.19
Year Ended February 28, 2019	8.25	0.40	(0.29)	0.11	(0.37)	7.99
Year Ended February 28, 2018	8.24	0.42	(0.03)	0.39	(0.38)	8.25
Class R6
Six Months Ended August 31, 2022 (Unaudited)	6.89	0.17	(0.97)	(0.80)	(0.18)	5.91
Year Ended February 28, 2022	7.96	0.35	(1.07)	(0.72)	(0.35)	6.89
Year Ended February 28, 2021	8.11	0.35	(0.20)	0.15	(0.30)	7.96
Year Ended February 29, 2020	7.92	0.40	0.19	0.59	(0.40)	8.11
Year Ended February 28, 2019	8.19	0.40	(0.29)	0.11	(0.38)	7.92
Year Ended February 28, 2018	8.18	0.42	(0.02)	0.40	(0.39)	8.19

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate(c)

(11.90)%	$21,447	1.09% (f)	4.92% (f)	1.28% (f)	31%
(9.83)	26,388	1.10	4.05	1.27	37
1.71	23,705	1.12	4.27	1.31	92
7.16	50,481	1.20	4.50	1.34	106
0.96	58,011	1.19	4.63	1.38	90
4.41	106,525	1.19	4.55	1.33	113

(11.90)	954	1.59(f)	4.41(f)	1.78(f)	31
(10.36)	1,353	1.60	3.52	1.81	37
1.22	2,511	1.61	3.58	1.80	92
6.52	4,322	1.70	3.97	1.82	106
0.51	4,604	1.69	4.08	1.86	90
3.88	6,597	1.69	4.07	1.85	113

(11.64)	63,173	0.84(f)	5.17(f)	1.03(f)	31
(9.73)	47,910	0.85	4.28	1.02	37
1.98	54,850	0.86	4.35	1.03	92
7.28	78,153	0.95	4.74	1.05	106
1.33	48,213	0.94	4.83	1.09	90
4.64	96,247	0.94	4.77	1.07	113

(11.63)	698	0.79(f)	5.22(f)	0.90(f)	31
(9.69)	728	0.80	4.34	0.88	37
2.04	621	0.79	4.31	0.89	92
7.49	573	0.80	4.87	0.91	106
1.49	661	0.78	5.02	0.97	90
4.80	625	0.74	5.00	0.98	113

(11.69)	649,583	0.69(f)	5.31(f)	0.77(f)	31
(9.44)	888,305	0.70	4.43	0.77	37
2.16	1,125,113	0.69	4.51	0.78	92
7.53	1,008,241	0.70	4.95	0.79	106
1.46	745,960	0.69	5.06	0.84	90
4.89	1,569,963	0.69	5.04	0.82	113
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	163

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Global Bond Opportunities Fund
Class A
Six Months Ended August 31, 2022	$10.10	$0.15	$(0.62)	$(0.47)	$(0.15)
Year Ended February 28, 2022	10.49	0.26	(0.39)	(0.13)	(0.26)
Year Ended February 28, 2021	10.13	0.29	0.39	0.68	(0.32)
Year Ended February 29, 2020	9.83	0.32	0.36	0.68	(0.38)
September 1, 2018 through February 28, 2019(h)	9.96	0.19	0.01	0.20	(0.33)
Year Ended August 31, 2018	10.22	0.38	(0.33)	0.05	(0.31)
Year Ended August 31, 2017	10.24	0.39	0.05	0.44	(0.46)
Class C
Six Months Ended August 31, 2022	10.06	0.13	(0.62)	(0.49)	(0.13)
Year Ended February 28, 2022	10.45	0.21	(0.39)	(0.18)	(0.21)
Year Ended February 28, 2021	10.10	0.25	0.38	0.63	(0.28)
Year Ended February 29, 2020	9.79	0.28	0.36	0.64	(0.33)
September 1, 2018 through February 28, 2019(h)	9.93	0.17	—(i)	0.17	(0.31)
Year Ended August 31, 2018	10.18	0.34	(0.32)	0.02	(0.27)
Year Ended August 31, 2017	10.21	0.35	0.04	0.39	(0.42)
Class I
Six Months Ended August 31, 2022	10.13	0.16	(0.63)	(0.47)	(0.16)
Year Ended February 28, 2022	10.51	0.28	(0.38)	(0.10)	(0.28)
Year Ended February 28, 2021	10.16	0.32	0.37	0.69	(0.34)
Year Ended February 29, 2020	9.85	0.35	0.36	0.71	(0.40)
September 1, 2018 through February 28, 2019(h)	9.98	0.21	0.01	0.22	(0.35)
Year Ended August 31, 2018	10.24	0.41	(0.33)	0.08	(0.34)
Year Ended August 31, 2017	10.26	0.42	0.05	0.47	(0.49)
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excluding sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate (excluding securities sold short)(c)(f)	Portfolio turnover rate (including securities sold short)(c)(f)

$9.48	(4.68)%	$166,514	0.89% (g)	3.04% (g)	1.06% (g)	26%	—%
10.10	(1.32)	205,516	0.90	2.44	1.07	51	—
10.49	6.83	259,738	0.90	2.86	1.06	83	—
10.13	6.92	227,521	0.90	3.16	1.11	72	—
9.83	2.15	201,923	0.90	3.99	1.18	28	—
9.96	0.50	216,740	0.89	3.76	1.18	74	—
10.22	4.47	190,488	0.89	3.87	1.23	61	62

9.44	(4.90)	47,643	1.29(g)	2.64(g)	1.56(g)	26	—
10.06	(1.72)	56,993	1.30	2.04	1.57	51	—
10.45	6.32	65,348	1.30	2.46	1.56	83	—
10.10	6.62	69,721	1.30	2.77	1.62	72	—
9.79	1.85	73,514	1.30	3.59	1.68	28	—
9.93	0.20	81,916	1.29	3.35	1.68	74	—
10.18	3.97	70,849	1.29	3.46	1.72	61	62

9.50	(4.65)	2,452,447	0.64(g)	3.29(g)	0.81(g)	26	—
10.13	(0.97)	2,833,995	0.65	2.69	0.81	51	—
10.51	6.97	2,563,642	0.65	3.11	0.81	83	—
10.16	7.27	2,318,008	0.65	3.41	0.86	72	—
9.85	2.27	1,857,151	0.65	4.24	0.93	28	—
9.98	0.74	2,245,011	0.64	3.99	0.93	74	—
10.24	4.73	1,560,658	0.64	4.12	0.94	61	62
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	165

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Global Bond Opportunities Fund (continued)
Class R6
Six Months Ended August 31, 2022	$10.13	$0.17	$(0.62)	$(0.45)	$(0.17)
Year Ended February 28, 2022	10.52	0.30	(0.39)	(0.09)	(0.30)
Year Ended February 28, 2021	10.16	0.33	0.39	0.72	(0.36)
Year Ended February 29, 2020	9.85	0.36	0.37	0.73	(0.42)
September 1, 2018 through February 28, 2019(h)	9.99	0.21	—(i)	0.21	(0.35)
Year Ended August 31, 2018	10.24	0.43	(0.33)	0.10	(0.35)
Year Ended August 31, 2017	10.27	0.43	0.04	0.47	(0.50)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)
Commencing on August 31, 2017, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 28, 2019, for the year ended February 29, 2020, for the year ended February 28, 2021, for the year ended February 28, 2022 and six months ended August 31, 2022, the Fund did not transact in securities sold short.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	The Fund changed its fiscal year end from August 31st to the last day of February.
(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excluding sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate (excluding securities sold short)(c)(f)	Portfolio turnover rate (including securities sold short)(c)(f)

$9.51	(4.48)%	$510,357	0.49% (g)	3.43% (g)	0.56% (g)	26%	—%
10.13	(0.91)	676,287	0.50	2.84	0.57	51	—
10.52	7.23	726,879	0.50	3.26	0.56	83	—
10.16	7.43	413,282	0.50	3.56	0.61	72	—
9.85	2.24	371,320	0.50	4.39	0.68	28	—
9.99	0.99	473,811	0.49	4.17	0.68	74	—
10.24	4.78	471,843	0.49	4.26	0.68	61	62
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	167

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$11.45	$0.05	$(0.06)	$(0.01)	$(0.05)
Year Ended February 28, 2022	11.50	0.03	(0.05)	(0.02)	(0.03)
Year Ended February 28, 2021	11.42	0.09	0.08	0.17	(0.09)
Year Ended February 29, 2020	11.47	0.27	(0.04)	0.23	(0.28)
Year Ended February 28, 2019	11.58	0.32	(0.11)	0.21	(0.32)
Year Ended February 28, 2018	11.69	0.33	(0.12)	0.21	(0.32)
Class C
Six Months Ended August 31, 2022 (Unaudited)	11.39	0.02	(0.06)	(0.04)	(0.03)
Year Ended February 28, 2022	11.46	(0.02)	(0.05)	(0.07)	—(i)
Year Ended February 28, 2021	11.39	0.05	0.05	0.10	(0.03)
Year Ended February 29, 2020	11.44	0.22	(0.05)	0.17	(0.22)
Year Ended February 28, 2019	11.55	0.26	(0.10)	0.16	(0.27)
Year Ended February 28, 2018	11.65	0.28	(0.11)	0.17	(0.27)
Class I
Six Months Ended August 31, 2022 (Unaudited)	11.48	0.06	(0.06)	—	(0.06)
Year Ended February 28, 2022	11.53	0.06	(0.05)	0.01	(0.06)
Year Ended February 28, 2021	11.45	0.12	0.08	0.20	(0.12)
Year Ended February 29, 2020	11.50	0.30	(0.05)	0.25	(0.30)
Year Ended February 28, 2019	11.61	0.35	(0.11)	0.24	(0.35)
Year Ended February 28, 2018	11.71	0.36	(0.11)	0.25	(0.35)
Class R5
Six Months Ended August 31, 2022 (Unaudited)	11.49	0.07	(0.06)	0.01	(0.07)
Year Ended February 28, 2022	11.54	0.08	(0.06)	0.02	(0.07)
Year Ended February 28, 2021	11.47	0.15	0.05	0.20	(0.13)
Year Ended February 29, 2020	11.51	0.32	(0.04)	0.28	(0.32)
Year Ended February 28, 2019	11.63	0.37	(0.12)	0.25	(0.37)
Year Ended February 28, 2018	11.73	0.39	(0.11)	0.28	(0.38)
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including interest expense for securities sold short)(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short)(c)(f)	Portfolio turnover rate (including securities sold short)(c)(f)

$11.39	(0.10)%	$817,915	0.90% (g)	0.81% (g)	1.04% (g)	122%	—%
11.45	(0.17)	874,236	0.97	0.29	1.04	134	—
11.50	1.49	955,348	0.94	0.82	1.04	130	—
11.42	1.99	988,793	0.98(h)	2.36	1.04(h)	52	53
11.47	1.88	1,072,538	0.99(h)	2.78	1.06(h)	39	39
11.58	1.85	1,144,868	0.99(h)	2.87	1.07(h)	55	58

11.32	(0.37)	163,946	1.40(g)	0.30(g)	1.54(g)	122	—
11.39	(0.60)	191,301	1.47	(0.19)	1.55	134	—
11.46	0.92	297,525	1.44	0.41	1.54	130	—
11.39	1.47	550,457	1.48(h)	1.90	1.54(h)	52	53
11.44	1.37	773,610	1.49(h)	2.27	1.56(h)	39	39
11.55	1.44	909,113	1.49(h)	2.38	1.58(h)	55	58

11.42	0.01	6,813,226	0.65(g)	1.09(g)	0.79(g)	122	—
11.48	0.06	6,538,863	0.72	0.54	0.79	134	—
11.53	1.74	7,522,680	0.69	1.08	0.78	130	—
11.45	2.23	8,366,484	0.73(h)	2.62	0.79(h)	52	53
11.50	2.13	9,408,299	0.74(h)	3.03	0.81(h)	39	39
11.61	2.19	8,778,839	0.74(h)	3.10	0.82(h)	55	58

11.43	0.09	88,705	0.50(g)	1.23(g)	0.65(g)	122	—
11.49	0.21	88,556	0.57	0.69	0.66	134	—
11.54	1.80	98,303	0.54	1.28	0.65	130	—
11.47	2.47	151,357	0.59(h)	2.81	0.65(h)	52	53
11.51	2.21	223,856	0.58(h)	3.20	0.67(h)	39	39
11.63	2.40	214,304	0.55(h)	3.37	0.66(h)	55	58
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	169

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Strategic Income Opportunities Fund (continued)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	$11.50	$0.08	$(0.06)	$0.02	$(0.08)
Year Ended February 28, 2022	11.54	0.09	(0.04)	0.05	(0.09)
Year Ended February 28, 2021	11.47	0.15	0.07	0.22	(0.15)
Year Ended February 29, 2020	11.52	0.33	(0.05)	0.28	(0.33)
Year Ended February 28, 2019	11.62	0.38	(0.10)	0.28	(0.38)
November 1, 2017 (j) through February 28, 2018	11.66	0.11	(0.04)	0.07	(0.11)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)
The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended February
28, 2021, February 28, 2022 and six months ended August 31, 2022 the Fund did not transact in securities sold short.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)

	August 31, 2022	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019	February 28, 2018
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	—%	—%	—%	0.98%	0.98%	0.95%
Class C	—%	—%	—%	1.48%	1.48%	1.47%
Class I	—%	—%	—%	0.73%	0.73%	0.72%
Class R5	—%	—%	—%	0.59%	0.57%	0.53%
Class R6	—%	—%	—%	0.48%	0.48%	0.47%
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	—%	—%	—%	1.04%	1.05%	1.05%
Class C	—%	—%	—%	1.54%	1.55%	1.56%
Class I	—%	—%	—%	0.79%	0.80%	0.80%
Class R5	—%	—%	—%	0.65%	0.66%	0.64%
Class R6	—%	—%	—%	0.54%	0.55%	0.56%

(i)	Amount rounds to less than $0.005.
(j)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including interest expense for securities sold short)(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits (including interest expense for securities sold short)	Portfolio turnover rate (excluding securities sold short)(c)(f)	Portfolio turnover rate (including securities sold short)(c)(f)

$11.44	0.14%	$1,388,135	0.41% (g)	1.30% (g)	0.54% (g)	122%	—%
11.50	0.40	1,624,510	0.47	0.79	0.54	134	—
11.54	1.91	1,792,903	0.44	1.31	0.53	130	—
11.47	2.49	1,713,784	0.48(h)	2.85	0.54(h)	52	53
11.52	2.47	1,728,463	0.49(h)	3.31	0.56(h)	39	39
11.62	0.60	988,062	0.49(h)	2.94	0.58(h)	55	58
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	171

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Total Return Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.96	$0.08	$(0.87)	$(0.79)	$(0.08)	$—	$(0.08)
Year Ended February 28, 2022	10.45	0.12	(0.41)	(0.29)	(0.12)	(0.08)	(0.20)
Year Ended February 28, 2021	10.57	0.12	(0.01)	0.11	(0.14)	(0.09)	(0.23)
Year Ended February 29, 2020	9.73	0.25	0.84	1.09	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.73	0.27	0.01	0.28	(0.28)	—	(0.28)
Year Ended February 28, 2018	9.90	0.24	(0.17)	0.07	(0.24)	—(h)	(0.24)
Class C
Six Months Ended August 31, 2022 (Unaudited)	9.93	0.05	(0.86)	(0.81)	(0.05)	—	(0.05)
Year Ended February 28, 2022	10.43	0.05	(0.42)	(0.37)	(0.05)	(0.08)	(0.13)
Year Ended February 28, 2021	10.55	0.06	(0.02)	0.04	(0.07)	(0.09)	(0.16)
Year Ended February 29, 2020	9.71	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	9.71	0.21	—(h)	0.21	(0.21)	—	(0.21)
Year Ended February 28, 2018	9.87	0.17	(0.16)	0.01	(0.17)	—(h)	(0.17)
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.98	0.08	(0.87)	(0.79)	(0.08)	—	(0.08)
Year Ended February 28, 2022	10.48	0.13	(0.42)	(0.29)	(0.13)	(0.08)	(0.21)
Year Ended February 28, 2021	10.60	0.14	(0.02)	0.12	(0.15)	(0.09)	(0.24)
Year Ended February 29, 2020	9.76	0.26	0.84	1.10	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.75	0.28	0.02	0.30	(0.29)	—	(0.29)
Year Ended February 28, 2018	9.92	0.25	(0.17)	0.08	(0.25)	—(h)	(0.25)
Class R2
Six Months Ended August 31, 2022 (Unaudited)	9.98	0.05	(0.86)	(0.81)	(0.06)	—	(0.06)
Year Ended February 28, 2022	10.47	0.07	(0.41)	(0.34)	(0.07)	(0.08)	(0.15)
Year Ended February 28, 2021	10.60	0.08	(0.03)	0.05	(0.09)	(0.09)	(0.18)
Year Ended February 29, 2020	9.75	0.20	0.85	1.05	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.74	0.22	0.02	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	9.91	0.19	(0.17)	0.02	(0.19)	—(h)	(0.19)
Class R5
Six Months Ended August 31, 2022 (Unaudited)	9.98	0.09	(0.87)	(0.78)	(0.09)	—	(0.09)
Year Ended February 28, 2022	10.48	0.14	(0.42)	(0.28)	(0.14)	(0.08)	(0.22)
Year Ended February 28, 2021	10.60	0.15	(0.02)	0.13	(0.16)	(0.09)	(0.25)
Year Ended February 29, 2020	9.76	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	9.75	0.29	0.02	0.31	(0.30)	—	(0.30)
Year Ended February 28, 2018	9.92	0.26	(0.17)	0.09	(0.26)	—(h)	(0.26)
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate (excluding securities sold short)(c)(f)	Portfolio turnover rate (including securities sold short)(c)(f)

$9.09	(7.95)%	$63,803	0.61% (g)	1.64% (g)	1.02% (g)	240%	—%
9.96	(2.86)	78,349	0.65	1.15	0.99	475	—
10.45	1.05	96,936	0.62	1.14	0.94	496	—
10.57	11.38	113,237	0.64	2.50	0.98	420	—
9.73	2.90	123,525	0.65	2.76	0.98	413	—
9.73	0.66	281,767	0.64	2.39	0.99	393	393

9.07	(8.18)	8,913	1.26(g)	0.98(g)	1.54(g)	240	—
9.93	(3.60)	12,271	1.30	0.49	1.49	475	—
10.43	0.40	20,687	1.27	0.59	1.45	496	—
10.55	10.69	23,047	1.29	1.84	1.49	420	—
9.71	2.24	21,098	1.30	2.15	1.50	413	—
9.71	0.10	26,287	1.29	1.74	1.49	393	393

9.11	(7.89)	116,391	0.51(g)	1.73(g)	0.77(g)	240	—
9.98	(2.85)	159,421	0.55	1.23	0.72	475	—
10.48	1.14	445,514	0.52	1.30	0.69	496	—
10.60	11.46	423,165	0.54	2.58	0.72	420	—
9.76	3.10	310,278	0.55	2.91	0.73	413	—
9.75	0.76	322,552	0.54	2.49	0.73	393	393

9.11	(8.17)	162	1.10(g)	1.14(g)	1.38(g)	240	—
9.98	(3.34)	200	1.15	0.65	1.26	475	—
10.47	0.45	326	1.12	0.70	1.20	496	—
10.60	10.84	252	1.15	2.01	1.58	420	—
9.75	2.46	587	1.15	2.29	1.30	413	—
9.74	0.16	1,235	1.14	1.89	1.27	393	393

9.11	(7.84)	13,153	0.40(g)	1.85(g)	0.62(g)	240	—
9.98	(2.75)	14,730	0.45	1.35	0.59	475	—
10.48	1.25	18,423	0.42	1.44	0.54	496	—
10.60	11.57	18,864	0.44	2.69	0.58	420	—
9.76	3.21	15,407	0.45	3.01	0.59	413	—
9.75	0.86	17,225	0.44	2.58	0.59	393	393
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	173

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Total Return Fund (continued)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	$9.97	$0.09	$(0.86)	$(0.77)	$(0.09)	$—	$(0.09)
Year Ended February 28, 2022	10.47	0.15	(0.42)	(0.27)	(0.15)	(0.08)	(0.23)
Year Ended February 28, 2021	10.59	0.15	(0.01)	0.14	(0.17)	(0.09)	(0.26)
Year Ended February 29, 2020	9.75	0.28	0.84	1.12	(0.28)	—	(0.28)
Year Ended February 28, 2019	9.74	0.29	0.02	0.31	(0.30)	—	(0.30)
Year Ended February 28, 2018	9.91	0.26	(0.17)	0.09	(0.26)	—(h)	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)
The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended February
28, 2019, February 29, 2020, February 28, 2021, February 28, 2022 and August 31, 2022 the Fund did not transact in securities sold short.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate (excluding securities sold short)(c)(f)	Portfolio turnover rate (including securities sold short)(c)(f)

$9.11	(7.73)%	$54,568	0.35% (g)	1.89% (g)	0.52% (g)	240%	—%
9.97	(2.70)	66,208	0.40	1.40	0.49	475	—
10.47	1.30	78,947	0.37	1.44	0.44	496	—
10.59	11.64	51,563	0.39	2.72	0.48	420	—
9.75	3.26	33,225	0.40	3.02	0.48	413	—
9.74	0.91	64,818	0.39	2.63	0.48	393	393
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	175

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Unconstrained Debt Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.69	$0.12	$(0.28)	$(0.16)	$(0.14)	$9.39
Year Ended February 28, 2022	10.07	0.19	(0.33)	(0.14)	(0.24)	9.69
Year Ended February 28, 2021	9.89	0.21	0.29	0.50	(0.32)	10.07
Year Ended February 29, 2020	9.68	0.30	0.17	0.47	(0.26)	9.89
Year Ended February 28, 2019	9.95	0.32	(0.28)	0.04	(0.31)	9.68
Year Ended February 28, 2018	9.89	0.33	(0.01)	0.32	(0.26)	9.95
Class C
Six Months Ended August 31, 2022 (Unaudited)	9.62	0.10	(0.29)	(0.19)	(0.11)	9.32
Year Ended February 28, 2022	10.00	0.14	(0.33)	(0.19)	(0.19)	9.62
Year Ended February 28, 2021	9.82	0.16	0.29	0.45	(0.27)	10.00
Year Ended February 29, 2020	9.61	0.25	0.17	0.42	(0.21)	9.82
Year Ended February 28, 2019	9.88	0.27	(0.28)	(0.01)	(0.26)	9.61
Year Ended February 28, 2018	9.84	0.28	(0.03)	0.25	(0.21)	9.88
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.71	0.13	(0.28)	(0.15)	(0.15)	9.41
Year Ended February 28, 2022	10.09	0.22	(0.34)	(0.12)	(0.26)	9.71
Year Ended February 28, 2021	9.90	0.23	0.30	0.53	(0.34)	10.09
Year Ended February 29, 2020	9.69	0.32	0.18	0.50	(0.29)	9.90
Year Ended February 28, 2019	9.94	0.34	(0.25)	0.09	(0.34)	9.69
Year Ended February 28, 2018	9.91	0.36	(0.05)	0.31	(0.28)	9.94
Class R2
Six Months Ended August 31, 2022 (Unaudited)	9.67	0.10	(0.28)	(0.18)	(0.12)	9.37
Year Ended February 28, 2022	10.05	0.16	(0.34)	(0.18)	(0.20)	9.67
Year Ended February 28, 2021	9.87	0.17	0.29	0.46	(0.28)	10.05
Year Ended February 29, 2020	9.66	0.27	0.17	0.44	(0.23)	9.87
Year Ended February 28, 2019	9.93	0.28	(0.27)	0.01	(0.28)	9.66
Year Ended February 28, 2018	9.88	0.30	(0.03)	0.27	(0.22)	9.93
Class R5
Six Months Ended August 31, 2022 (Unaudited)	9.72	0.14	(0.29)	(0.15)	(0.15)	9.42
Year Ended February 28, 2022	10.10	0.22	(0.33)	(0.11)	(0.27)	9.72
Year Ended February 28, 2021	9.92	0.23	0.30	0.53	(0.35)	10.10
Year Ended February 29, 2020	9.71	0.33	0.17	0.50	(0.29)	9.92
Year Ended February 28, 2019	9.97	0.35	(0.26)	0.09	(0.35)	9.71
Year Ended February 28, 2018	9.92	0.37	(0.03)	0.34	(0.29)	9.97
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate(c)

(1.70)%	$14,492	0.89% (f)	2.54% (f)	1.10% (f)	22%
(1.44)	15,008	0.89	1.92	1.09	103
5.11	12,724	0.89	2.19	1.08	333
4.93	36,967	0.90	3.04	1.11	74
0.44	37,253	0.90	3.27	1.10	75
3.21	65,315	0.90	3.35	1.08	102

(1.97)	3,507	1.39(f)	2.04(f)	1.59(f)	22
(1.95)	4,178	1.39	1.40	1.59	103
4.66	5,040	1.38	1.58	1.58	333
4.44	6,015	1.40	2.54	1.61	74
(0.03)	6,355	1.40	2.75	1.60	75
2.50	6,045	1.40	2.84	1.59	102

(1.58)	764,475	0.64(f)	2.79(f)	0.84(f)	22
(1.19)	841,494	0.64	2.16	0.83	103
5.48	736,969	0.63	2.31	0.83	333
5.18	640,098	0.65	3.28	0.85	74
0.91	587,702	0.65	3.49	0.84	75
3.14	626,197	0.65	3.58	0.82	102

(1.88)	821	1.24(f)	2.19(f)	1.35(f)	22
(1.79)	865	1.24	1.57	1.34	103
4.78	642	1.23	1.67	1.59	333
4.56	471	1.25	2.73	1.74	74
0.11	575	1.25	2.89	1.42	75
2.79	571	1.25	3.01	1.41	102

(1.55)	9,490	0.59(f)	2.84(f)	0.69(f)	22
(1.15)	10,060	0.59	2.21	0.68	103
5.42	8,972	0.58	2.35	0.69	333
5.24	7,310	0.58	3.34	0.70	74
0.91	6,082	0.55	3.58	0.69	75
3.47	5,459	0.55	3.70	0.68	102
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	177

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Unconstrained Debt Fund (continued)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	$9.71	$0.14	$(0.29)	$(0.15)	$(0.15)	$9.41
Year Ended February 28, 2022	10.09	0.23	(0.33)	(0.10)	(0.28)	9.71
Year Ended February 28, 2021	9.91	0.25	0.29	0.54	(0.36)	10.09
Year Ended February 29, 2020	9.70	0.34	0.17	0.51	(0.30)	9.91
Year Ended February 28, 2019	9.97	0.36	(0.28)	0.08	(0.35)	9.70
Year Ended February 28, 2018	9.92	0.37	(0.02)	0.35	(0.30)	9.97

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate(c)

(1.50)%	$199,665	0.49% (f)	2.94% (f)	0.59% (f)	22%
(1.05)	214,004	0.49	2.30	0.58	103
5.53	241,971	0.48	2.50	0.58	333
5.34	433,493	0.50	3.44	0.60	74
0.86	387,689	0.50	3.65	0.59	75
3.52	1,301,556	0.49	3.74	0.58	102
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 6 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Corporate Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Emerging Markets Debt Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Global Bond Opportunities Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Strategic Income Opportunities Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Total Return Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	Diversified
JPMorgan Unconstrained Debt Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	Diversified
The investment objective of JPMorgan Corporate Bond Fund (“Corporate Bond Fund”) and JPMorgan Global Bond Opportunities Fund (“Global Bond Opportunities Fund”) is to seek to provide total return.
The investment objective of JPMorgan Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) is to seek to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
The investment objective of JPMorgan Strategic Income Opportunities Fund (“Strategic Income Opportunities Fund”) and JPMorgan Total Return Fund (“Total Return Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Unconstrained Debt Fund (“Unconstrained Debt Fund”) is to seek to provide long-term total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R5, and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or

180	J.P. Morgan Income Funds	August 31, 2022

comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund at August 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Corporate Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,572	$—	$1,572
Corporate Bonds	—	245,115	—	245,115
Municipal Bonds	—	264	—	264
U.S. Treasury Obligations	—	130	—	130
Short-Term Investments
Investment Companies	11,487	—	—	11,487

August 31, 2022	J.P. Morgan Income Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Corporate Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$1,117	$—	$1,117
Total Short-Term Investments	11,487	1,117	—	12,604
Total Investments in Securities	$11,487	$248,198	$—	$259,685
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$105	$—	$105
Futures Contracts	413	—	—	413
Swaps	—	2	—	2
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(24)	—	(24)
Futures Contracts	(261)	—	—	(261)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$152	$83	$—	$235

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$263,908	$—	$263,908
Foreign Government Securities	—	407,552	—	407,552
Supranational	—	1,558	—	1,558
U.S. Treasury Obligations	—	5,912	—	5,912
Short-Term Investments
Investment Companies	42,792	—	—	42,792
Total Investments in Securities	$42,792	$678,930	$—	$721,722
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$424	$—	$424
Swaps	—	380	—	380
Total Net Appreciation/ Depreciation in Other Financial Instruments	$—	$804	$—	$804

Global Bond Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$1,834	$183	$2,017
United States	—	56,861	21,738	78,599
Total Asset-Backed Securities	—	58,695	21,921	80,616
Collateralized Mortgage Obligations
United Kingdom	—	632	—	632
United States	—	48,837	2,111	50,948
Total Collateralized Mortgage Obligations	—	49,469	2,111	51,580
Commercial Mortgage-Backed Securities
United States	—	61,564	39,856	101,420

182	J.P. Morgan Income Funds	August 31, 2022

Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
France	$—	$882	$—	$882
Luxembourg	—	—	972	972
United States	4,120	369	650	5,139
Total Common Stocks	4,120	1,251	1,622	6,993
Convertible Bonds	—	151,537	—	151,537
Convertible Preferred Stocks	—	—	2,299	2,299
Corporate Bonds	—	1,827,190	—(a)	1,827,190
Foreign Government Securities	—	496,216	—	496,216
Loan Assignments
Netherlands	—	549	—	549
United Kingdom	—	542	—	542
United States	—	42,932	375	43,307
Total Loan Assignments	—	44,023	375	44,398
Preferred Stocks
United States	251	—	459	710
Rights
Luxembourg	—	—	—(a)	—(a)
United States	—	—	8	8
Total Rights	—	—	8	8
Supranational	—	11,799	—	11,799
U.S. Treasury Obligations	—	73,104	—	73,104
Warrants
United Kingdom	—	—	2,180	2,180
United States	1,120	—	11	1,131
Total Warrants	1,120	—	2,191	3,311
Short-Term Investments
Investment Companies	215,420	—	—	215,420
Total Investments in Securities	$220,911	$2,774,848	$70,842	$3,066,601
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$25,425	$—	$25,425
Futures Contracts	8,903	—	—	8,903
Swaps	—	12,720	—	12,720
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,521)	—	(5,521)
Futures Contracts	(3,895)	—	—	(3,895)
Swaps	—	(176)	—	(176)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$5,008	$32,448	$—	$37,456

(a)	Amount rounds to less than one thousand.

August 31, 2022	J.P. Morgan Income Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$9,064	$349,896	$358,960
Collateralized Mortgage Obligations	—	145,320	182,370	327,690
Commercial Mortgage-Backed Securities	—	—	3,227	3,227
Common Stocks
Commercial Services & Supplies	—	—	—(a)	—(a)
Communications Equipment	—	—	—(a)	—(a)
Diversified Telecommunication Services	3,196	—	—	3,196
Energy Equipment & Services	—	—	—(a)	—(a)
Food & Staples Retailing	—	—	113	113
Health Care Providers & Services	—	—	1,591	1,591
Independent Power and Renewable Electricity Producers	233	—	—	233
Internet & Direct Marketing Retail	—	—	1,747	1,747
Media	625	—	—	625
Oil, Gas & Consumable Fuels	424	902	—	1,326
Pharmaceuticals	870	—	—	870
Professional Services	939	8,435	—	9,374
Specialty Retail	—	—	1,536	1,536
Wireless Telecommunication Services	—	—	3,553	3,553
Total Common Stocks	6,287	9,337	8,540	24,164
Convertible Bonds
Media	—	856	—	856
Oil, Gas & Consumable Fuels	—	—	566	566
Total Convertible Bonds	—	856	566	1,422
Convertible Preferred Stocks	—	—	10,823	10,823
Corporate Bonds
Aerospace & Defense	—	983	—	983
Auto Components	—	5,998	—	5,998
Automobiles	—	71,438	—	71,438
Banks	—	622,937	—	622,937
Biotechnology	—	49,621	—	49,621
Capital Markets	—	185,418	—	185,418
Chemicals	—	1,189	—	1,189
Consumer Finance	—	65,276	—	65,276
Diversified Financial Services	—	16,994	—	16,994
Diversified Telecommunication Services	—	18,535	1	18,536
Electric Utilities	—	95,224	81	95,305
Energy Equipment & Services	—	515	—	515
Entertainment	—	730	—	730
Food & Staples Retailing	—	1,382	—	1,382
Food Products	—	278	—	278
Gas Utilities	—	10,630	—	10,630
Health Care Providers & Services	—	8,967	—	8,967
Hotels, Restaurants & Leisure	—	2,415	—	2,415
Household Products	—	277	—	277
Insurance	—	173,614	—	173,614
Internet & Direct Marketing Retail	—	20,974	—	20,974
Media	—	8,286	—	8,286

184	J.P. Morgan Income Funds	August 31, 2022

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$5,164	$118	$5,282
Personal Products	—	—	—(a)	—(a)
Pharmaceuticals	—	3,967	—	3,967
Road & Rail	—	157	—	157
Specialty Retail	—	3,396	—	3,396
Total Corporate Bonds	—	1,374,365	200	1,374,565
Loan Assignments
Aerospace & Defense	—	1,966	—	1,966
Auto Components	—	4,485	—	4,485
Beverages	—	820	—	820
Building Products	—	807	—	807
Capital Markets	—	758	—	758
Chemicals	—	5,615	—	5,615
Commercial Services & Supplies	—	5,874	—	5,874
Communications Equipment	—	1,497	—	1,497
Construction & Engineering	—	1,545	—	1,545
Containers & Packaging	—	10,658	—	10,658
Diversified Consumer Services	—	4,312	—	4,312
Diversified Financial Services	—	1,322	—	1,322
Diversified Telecommunication Services	—	3,723	—	3,723
Electric Utilities	—	2,369	—	2,369
Electrical Equipment	—	2,655	—	2,655
Electronic Equipment, Instruments & Components	—	665	—	665
Entertainment	—	2,794	—	2,794
Food & Staples Retailing	—	4,172	483	4,655
Food Products	—	3,152	—	3,152
Health Care Equipment & Supplies	—	1,221	—	1,221
Health Care Providers & Services	—	12,473	—	12,473
Hotels, Restaurants & Leisure	—	10,066	—	10,066
Household Durables	—	879	—	879
Independent Power and Renewable Electricity Producers	—	367	—	367
Insurance	—	2,682	—	2,682
Internet & Direct Marketing Retail	—	2,036	—	2,036
IT Services	—	1,560	—	1,560
Leisure Products	—	1,234	294	1,528
Life Sciences Tools & Services	—	2,000	—	2,000
Machinery	—	4,832	—	4,832
Media	—	8,250	—	8,250
Oil, Gas & Consumable Fuels	—	6,572	—	6,572
Personal Products	—	6,740	—	6,740
Pharmaceuticals	—	1,067	—	1,067
Professional Services	—	1,692	—	1,692
Road & Rail	—	2,505	—	2,505
Semiconductors & Semiconductor Equipment	—	228	—	228
Software	—	10,221	—	10,221
Specialty Retail	—	24,857	—	24,857
Technology Hardware, Storage & Peripherals	—	693	—	693
Textiles, Apparel & Luxury Goods	—	647	—	647

August 31, 2022	J.P. Morgan Income Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Loan Assignments	—	162,011	777	162,788
Mortgage-Backed Securities	$—	$349,688	$—	$349,688
Preferred Stocks	—	—	2,670	2,670
Private Placement	—	—	29,333	29,333
Rights	—	—	—(a)	—(a)
Warrants
Diversified Telecommunication Services	—	—	5	5
Entertainment	—	—(a)	—	—(a)
Media	—	—	1,752	1,752
Oil, Gas & Consumable Fuels	433	—	—	433
Total Warrants	433	—	1,757	2,190
Short-Term Investments
Certificates of Deposits	—	351,472	—	351,472
Commercial Paper	—	607,198	—	607,198
Investment Companies	5,905,252	—	—	5,905,252
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	7,874	—	7,874
Total Short-Term Investments	5,905,252	1,031,544	—	6,936,796
Total Investments in Securities	$5,911,972	$3,082,185	$590,159	$9,584,316
Liabilities
TBA Short Commitment	$—	$(165,307)	$—	$(165,307)
Total Liabilities in Securities Sold Short	$—	$(165,307)	$—	$(165,307)
Appreciation in Other Financial Instruments
Futures Contracts	$2,803	$—	$—	$2,803
Swaps	—	14,732	—	14,732
Depreciation in Other Financial Instruments
Futures Contracts	(914)	—	—	(914)
Swaps	—	(27,806)	—	(27,806)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,889	$(13,074)	$—	$(11,185)

(a)	Amount rounds to less than one thousand.

Total Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$344	$7,182	$7,526
Collateralized Mortgage Obligations	—	2,623	4,452	7,075
Commercial Mortgage-Backed Securities	—	214	132	346
Common Stocks
Internet & Direct Marketing Retail	—	—	60	60
Oil, Gas & Consumable Fuels	7	—	—	7
Pharmaceuticals	3	—	—	3
Professional Services	15	80	—	95

186	J.P. Morgan Income Funds	August 31, 2022

Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$—	$65	$65
Wireless Telecommunication Services	—	—	150	150
Total Common Stocks	25	80	275	380
Convertible Bonds	—	18	—	18
Convertible Preferred Stocks	—	—	455	455
Corporate Bonds
Aerospace & Defense	—	2,128	—	2,128
Air Freight & Logistics	—	675	—	675
Airlines	—	495	—	495
Auto Components	—	62	—	62
Automobiles	—	1,434	—	1,434
Banks	—	27,796	—	27,796
Beverages	—	2,287	—	2,287
Biotechnology	—	813	—	813
Building Products	—	1,812	—	1,812
Capital Markets	—	11,379	—	11,379
Chemicals	—	1,520	—	1,520
Commercial Services & Supplies	—	716	—	716
Construction & Engineering	—	28	—	28
Consumer Finance	—	6,631	—	6,631
Containers & Packaging	—	556	—	556
Diversified Financial Services	—	2,493	—	2,493
Diversified Telecommunication Services	—	3,119	—	3,119
Electric Utilities	—	4,766	—	4,766
Energy Equipment & Services	—	28	—	28
Entertainment	—	24	—	24
Equity Real Estate Investment Trusts (REITs)	—	1,774	—	1,774
Food & Staples Retailing	—	2,278	—	2,278
Food Products	—	1,365	—	1,365
Gas Utilities	—	7,753	—	7,753
Health Care Equipment & Supplies	—	1,236	—	1,236
Health Care Providers & Services	—	3,125	—	3,125
Hotels, Restaurants & Leisure	—	54	—	54
Household Durables	—	838	—	838
Household Products	—	8	—	8
Industrial Conglomerates	—	430	—	430
Insurance	—	6,456	—	6,456
Interactive Media & Services	—	319	—	319
Internet & Direct Marketing Retail	—	1,219	—	1,219
IT Services	—	2,402	—	2,402
Life Sciences Tools & Services	—	714	—	714
Machinery	—	453	—	453
Media	—	2,141	—	2,141
Multiline Retail	—	577	—	577
Multi-Utilities	—	1,509	—	1,509
Oil, Gas & Consumable Fuels	—	6,091	3	6,094
Personal Products	—	421	—	421
Pharmaceuticals	—	1,286	—	1,286

August 31, 2022	J.P. Morgan Income Funds	187

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Road & Rail	$—	$972	$—	$972
Semiconductors & Semiconductor Equipment	—	1,005	—	1,005
Software	—	2,469	—	2,469
Specialty Retail	—	818	—	818
Technology Hardware, Storage & Peripherals	—	719	—	719
Tobacco	—	827	—	827
Wireless Telecommunication Services	—	1,505	—	1,505
Total Corporate Bonds	—	119,526	3	119,529
Foreign Government Securities	—	986	—	986
Loan Assignments	—	576	—	576
Mortgage-Backed Securities	—	88,171	—	88,171
Preferred Stocks	—	—	92	92
Rights	—	—	—(a)	—(a)
U.S. Government Agency Securities	—	941	—	941
U.S. Treasury Obligations	—	17,905	—	17,905
Warrants
Media	—	—	48	48
Oil, Gas & Consumable Fuels	10	—	—	10
Total Warrants	10	—	48	58
Short-Term Investments
Investment Companies	95,469	—	—	95,469
U.S. Treasury Obligations	—	756	—	756
Total Short-Term Investments	95,469	756	—	96,225
Total Investments in Securities	$95,504	$232,140	$12,639	$340,283
Liabilities
TBA Short Commitment	$—	$(2,350)	$—	$(2,350)
Total Liabilities in Securities Sold Short	$—	$(2,350)	$—	$(2,350)
Appreciation in Other Financial Instruments
Futures Contracts	$28	$—	$—	$28
Swaps	—	260	—	260
Depreciation in Other Financial Instruments
Futures Contracts	(66)	—	—	(66)
Swaps	—	(383)	—	(383)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(38)	$(123)	$—	$(161)

(a)	Amount rounds to less than one thousand.

Unconstrained Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$245,565	$66,548	$312,113
Collateralized Mortgage Obligations	—	65,188	—	65,188
Commercial Mortgage-Backed Securities	—	73,240	24,969	98,209

188	J.P. Morgan Income Funds	August 31, 2022

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Communications Equipment	$—	$—	$—(a)	$—(a)
Media	111	—	—	111
Professional Services	—	41	—	41
Specialty Retail	—	—	266	266
Total Common Stocks	111	41	266	418
Convertible Bonds	—	43,005	—	43,005
Convertible Preferred Stocks	—	—	1,822	1,822
Corporate Bonds
Aerospace & Defense	—	1,319	—	1,319
Airlines	—	2,635	—	2,635
Auto Components	—	5,260	—	5,260
Automobiles	—	3,920	—	3,920
Banks	—	59,270	—	59,270
Beverages	—	4,362	—	4,362
Biotechnology	—	4,471	—	4,471
Building Products	—	1,177	—	1,177
Capital Markets	—	25,728	—	25,728
Chemicals	—	5,666	—	5,666
Commercial Services & Supplies	—	3,484	—	3,484
Communications Equipment	—	827	—	827
Construction & Engineering	—	599	—	599
Construction Materials	—	1,743	—	1,743
Consumer Finance	—	17,710	—	17,710
Containers & Packaging	—	4,076	—	4,076
Distributors	—	101	—	101
Diversified Consumer Services	—	231	—	231
Diversified Financial Services	—	2,272	—	2,272
Diversified Telecommunication Services	—	18,046	—	18,046
Electric Utilities	—	31,102	4	31,106
Electrical Equipment	—	391	—	391
Electronic Equipment, Instruments & Components	—	1,290	—	1,290
Energy Equipment & Services	—	1,267	—	1,267
Entertainment	—	5,801	—	5,801
Equity Real Estate Investment Trusts (REITs)	—	5,894	—	5,894
Food & Staples Retailing	—	2,458	—	2,458
Food Products	—	3,264	—	3,264
Gas Utilities	—	232	—	232
Health Care Equipment & Supplies	—	631	—	631
Health Care Providers & Services	—	12,174	—	12,174
Health Care Technology	—	869	—	869
Hotels, Restaurants & Leisure	—	6,302	—	6,302
Household Durables	—	1,696	—	1,696
Household Products	—	1,334	—	1,334
Independent Power and Renewable Electricity Producers	—	2,399	—	2,399
Industrial Conglomerates	—	1,425	—	1,425
Insurance	—	4,771	—	4,771
Interactive Media & Services	—	199	—	199

August 31, 2022	J.P. Morgan Income Funds	189

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Internet & Direct Marketing Retail	$—	$972	$—	$972
IT Services	—	4,469	—	4,469
Leisure Products	—	552	—	552
Life Sciences Tools & Services	—	1,565	—	1,565
Machinery	—	1,105	—	1,105
Marine	—	138	—	138
Media	—	8,753	—	8,753
Metals & Mining	—	10,999	—	10,999
Multi-Utilities	—	2,012	—	2,012
Oil, Gas & Consumable Fuels	—	26,104	—	26,104
Paper & Forest Products	—	1,343	—	1,343
Personal Products	—	1,820	—	1,820
Pharmaceuticals	—	4,266	—	4,266
Professional Services	—	480	—	480
Real Estate Management & Development	—	1,716	—	1,716
Road & Rail	—	2,647	—	2,647
Semiconductors & Semiconductor Equipment	—	2,193	—	2,193
Software	—	4,265	—	4,265
Specialty Retail	—	3,670	—	3,670
Technology Hardware, Storage & Peripherals	—	2,401	—	2,401
Textiles, Apparel & Luxury Goods	—	172	—	172
Thrifts & Mortgage Finance	—	1,966	—	1,966
Trading Companies & Distributors	—	1,903	—	1,903
Transportation Infrastructure	—	2,237	—	2,237
Wireless Telecommunication Services	—	3,857	—	3,857
Total Corporate Bonds	—	338,001	4	338,005
Foreign Government Securities	—	53,278	—	53,278
Loan Assignments
Aerospace & Defense	—	890	—	890
Auto Components	—	248	—	248
Automobiles	—	—	—	—
Beverages	—	338	—	338
Building Products	—	4	—	4
Chemicals	—	965	—	965
Commercial Services & Supplies	—	187	—	187
Construction & Engineering	—	129	—	129
Containers & Packaging	—	1,305	—	1,305
Health Care Equipment & Supplies	—	1,097	—	1,097
Hotels, Restaurants & Leisure	—	2,165	—	2,165
Household Durables	—	280	—	280
IT Services	—	181	—	181
Leisure Products	—	773	—	773
Personal Products	—	1,494	—	1,494
Pharmaceuticals	—	165	—	165
Semiconductors & Semiconductor Equipment	—	515	—	515
Software	—	1,042	—	1,042
Specialty Retail	—	3,304	—	3,304
Total Loan Assignments	—	15,082	—	15,082

190	J.P. Morgan Income Funds	August 31, 2022

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage-Backed Securities	$—	$4,770	$—	$4,770
Preferred Stocks
Banks	71	—	—	71
Communications Equipment	—	—	—	—
Internet & Direct Marketing Retail	—	—	326	326
Preferred Stocks	71	—	326	397
Rights	—	—	52	52
Supranational	—	2,950	—	2,950
Warrants	—	—	726	726
Short-Term Investments
Investment Companies	44,248	—	—	44,248
U.S. Treasury Obligations	—	60	—	60
Total Short-Term Investments	44,248	60	—	44,308
Total Investments in Securities	$44,430	$841,180	$94,713	$980,323
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,177	$—	$3,177
Futures Contracts	1,959	—	—	1,959
Swaps	—	3,481	—	3,481
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(777)	—	(777)
Futures Contracts	(631)	—	—	(631)
Swaps	—	(26)	—	(26)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,328	$5,855	$—	$7,183

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Global Bond Opportunities Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$16,954	$—	$(878)	$6	$10,291	$(4,471)	$19	$—	$21,921
Collateralized Mortgage Obligations	1,876	—	(40)	—(a)	—	(373)	648	—	2,111
Commercial Mortgage-Backed Securities	40,320	53	(3,312)	36	—	(1,038)	4,290	(493)	39,856
Common Stocks	2,114	—(a)	(491)	—	—	(1)	—	—	1,622
Convertible Preferred Stocks	2,214	47	99	—	—	(61)	—	—	2,299
Corporate Bonds	—(a)	—	—(a)	—(a)	37	(37)	—	—	—(a)
Loan Assignments	432	—	(65)	5	7	(4)	—	—	375
Preferred Stocks	786	—	(327)	—	—	—	—	—	459
Rights	9	—	(1)	—	—	—	—	—	8

August 31, 2022	J.P. Morgan Income Funds	191

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Global Bond Opportunities Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Warrants	$931	$—	$1,260	$—	$—	$—	$—	$—	$2,191
Total	$65,636	$100	$(3,755)	$47	$10,335	$(5,985)	$4,957	$(493)	$70,842

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(3,662). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2022.
Strategic Income Opportunities Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$467,020	$(1,845)	$(39,024)	$4,277	$1	$(81,192)	$11,605	$1	$(10,947)	$349,896
Collateralized Mortgage Obligations	220,041	(1,443)	(2,685)	(3)	—	(128,550)	84,063	—	10,947	182,370
Commercial Mortgage-Backed Securities	22,988	(600)	438	(1)	—	(19,598)	—	—	—	3,227
Common Stocks	29,167	14,521	(16,929)	—	—	(18,219)	—	—	—	8,540
Convertible Bonds	399	—	167	—	—	—	—	—	—	566
Convertible Preferred Stocks	10,161	—	662	—	—	—	—	—	—	10,823
Corporate Bonds	167	(3,965)	3,997	—(b)	138	(137)	—	—	—	200
Loan Assignments	854	(27)	(62)	6	10	(4)	—	—	—	777
Preferred Stocks	4,569	—	(1,900)	—	1	—	—	—	—	2,670
Private Placements	25,193	—	4,140	—	—	—	—	—	—	29,333
Rights	—(b)	—	—	—	—	—	—	—	—	—(b)
Warrants	745	—	1,012	—	1	—	—	(1)	—	1,757
Total	$781,304	$6,641	$(50,184)	$4,279	$151	$(247,700)	$95,668	$—	$—	$590,159

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obigations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(41,525). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the six months ended August 31, 2022.
Total Return Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$9,660	$1	$(847)	$67	$—(b)	$(1,389)	$150	$—	$(460)	$7,182
Collateralized Mortgage Obligations	8,289	(23)	(79)	1	—	(5,382)	1,186	—	460	4,452
Commercial Mortgage-Backed Securities	886	(22)	13	—(b)	—	(745)	—	—	—	132

192	J.P. Morgan Income Funds	August 31, 2022

Total Return Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Common Stocks	$1,264	$725	$(804)	$—	$—	$(910)	$—	$—	$—	$275
Convertible Preferred Stocks	427	—	28	—	—	—	—	—	—	455
Corporate Bonds	2	(198)	199	—	6	(6)	—	—	—	3
Preferred Stocks	158	—	(66)	—	—	—	—	—	—	92
Rights	—(b)	—	—	—	—	—	—	—	—	—(b)
Warrants	21	—	28	—	—	(1)	—	—	—	48
Total	$20,707	$483	$(1,528)	$68	$6	$(8,433)	$1,336	$—	$—	$12,639

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(1,034). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the six months ended August 31, 2022.
Unconstrained Debt Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$72,387	$—	$(3,007)	$(17)	$9,478	$(5,647)	$535	$(7,181)	$66,548
Commercial Mortgage-Backed Securities	27,723	44	(1,391)	14	213	(2,841)	1,362	(155)	24,969
Common Stocks	341	—	(76)	—	1	—	—	—	266
Convertible Preferred Stocks	1,823	94	27	—	—	(122)	—	—	1,822
Corporate Bonds	4	—	—	—	—	—	—	—	4
Preferred Stocks	559	—	(233)	—	—	—	—	—	326
Rights	56	—	(4)	—	—	—	—	—	52
Warrants	307	—	419	—	—	—	—	—	726
Total	$103,200	$138	$(4,265)	$(3)	$9,692	$(8,610)	$1,897	$(7,336)	$94,713

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(4,015). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair

August 31, 2022	J.P. Morgan Income Funds	193

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Global Bond
Opportunities
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$-(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)

Common Stock	-(c)
	-(c)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)
Preferred Stock	-(c)
	21,919	Discounted Cash Flow	Constant Prepayment Rate	5.25% - 35.00% (17.73%)
			Constant Default Rate	0.00% - 4.20% (0.20%)
			Yield (Discount Rate of Cash Flows)	4.55% - 8.99% (7.00%)
Asset-Backed Securities	21,919
	438	Discounted Cash Flow	Constant Prepayment Rate	6.65% - 10.00% (9.16%)
			Constant Default Rate	0.00% - 1.42% (0.36%)
			Yield (Discount Rate of Cash Flows)	5.83% - 8.93% (6.61%)
Collateralized Mortgage Obligations	438
	22,792	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.81% - 140.50% (11.66%)

Commercial Mortgage-Backed Securities	22,792
	5	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	5
	-(c)	Pending Distribution	Expected Recovery	$0.01 ($0.01)

Rights	-(c)
Total	$45,154

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $21,888. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

194	J.P. Morgan Income Funds	August 31, 2022

Strategic
Income
Opportunities
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,591	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
	-(c)	Terms of Restructuring	Expected Recovery	$0.00 ($0.00)

Common Stock	1,591
	3	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stock	3
	1	Terms of Restructuring	Expected Recovery	0.01 ($0.01)

Corporate Bonds	1
	566	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	566
	349,895	Discounted Cash Flow	Constant Prepayment Rate	2.86% - 20.00% (8.42%)
			Constant Default Rate	0.25% - 7.19% (2.74%)
			Yield (Discount Rate of Cash Flows)	3.30% - 20.69% (5.80%)
Asset-Backed Securities	349,895
	182,370	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (10.72%)
			Constant Default Rate	0.00% - 6.10% (0.08%)
			Yield (Discount Rate of Cash Flows)	4.54% - 10.54% (7.79%)

Collateralized Mortgage Obligations	182,370
	3,227	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	7.38% (7.38%)

Commercial Mortgage-Backed Securities	3,227
	294	Pending Distribution Amount	Expected Recovery	0.00% - 0.00% (0.00%)

Loan Assignments	294
	-(c)	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	-(c)
Total	$537,947

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2022, the value of these investments was $52,212. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

August 31, 2022	J.P. Morgan Income Funds	195

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
Total
Return Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$7,182	Discounted Cash Flow	Constant Prepayment Rate	2.86% - 20.00% (8.22%)
			Constant Default Rate	0.25% - 7.19% (2.66%)
			Yield (Discount Rate of Cash Flows)	3.30% - 8.11% (6.10%)
Asset-Backed Securities	7,182
	4,449	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (11.37%)
			Constant Default Rate	0.00% - 6.10% (0.15%)
			Yield (Discount Rate of Cash Flows)	4.79% - 7.64% (7.04%)
Collateralized Mortgage Obligations	4,449
	132	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	7.38% (7.38%)

Commercial Mortgage-Backed Securities	132
	-(b)	Pending Distribution	Expected Recovery	$0.01 ($0.01)

Corporate Bond	-(b)
	-(b)	Pending Distribution	Expected Recovery	0.01 ($0.01)

Rights	-(b)
Total	$11,763

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $876. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
Unconstrained
Debt Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$58,118	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (20.49%)
			Constant Default Rate	0.00% - 4.20% (0.43%)
			Yield (Discount Rate of Cash Flows)	4.40% - 12.40% (7.68%)
Asset-Backed Securities	58,118
	13,494	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.98% - 9.38% (6.81%)

196	J.P. Morgan Income Funds	August 31, 2022

	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Commercial Mortgage-Backed Securities	13,494
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Discount for Potential Outcome	30.00% (30.00%)
Preferred Stocks	-(b)
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	-(b)
Total	$71,612

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $23,101. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements — Strategic Income Opportunities Fund and Total Return Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Funds' repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments — Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The  above Funds  invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund's rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

August 31, 2022	J.P. Morgan Income Funds	197

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
E. Unfunded Commitments —Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2022, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Global Bond Opportunities Fund
Tekni-Plex, Inc., Delayed Draw Term Loan B	09/15/2028	4.000%	6.250%	$39	$38	$66	$64	$105	$102
Strategic Income Opportunities Fund
Tekni-Plex, Inc., Delayed Draw Term Loan B	09/15/2028	4.000	6.250	28	27	47	45	75	72
Traeger Grills, Delayed Draw Term Loan	06/29/2028	3.250	5.774	35	28	12	9	47	37
Unconstrained Debt Fund
Tekni-Plex, Inc., Delayed Draw Term Loan B	09/15/2028	4.000	6.250	16	15	27	26	43	41
F. Commercial and Residential Loans — Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Funds through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.
G. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2022, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively,  on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2022 are detailed on the SOIs.

198	J.P. Morgan Income Funds	August 31, 2022

The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2022 are as follows:
Fund		Counterparty	Collateral amount
Total Return Fund	Collateral Posted	Barclays Bank plc	$252
		Goldman Sachs & Co. LLC	610
H. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2022.
I. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Corporate Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$18,643	$122,735	$129,890	$(3)	$2	$11,487	11,482	$95	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

August 31, 2022	J.P. Morgan Income Funds	199

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Debt Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$18,396	$526,786	$502,410	$6	$14	$42,792	42,775	$288	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Global Bond Opportunities Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$257,739	$947,096	$989,410	$(75)	$70	$215,420	215,334	$944	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Strategic Income Opportunities Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b)	$5,492,202	$1,533,293	$1,120,243	$—	$—	$5,905,252	5,905,252	$26,935	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Total Return Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b)	$105,188	$42,350	$52,069	$—	$—	$95,469	95,469	$439	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

200	J.P. Morgan Income Funds	August 31, 2022

Unconstrained Debt Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$63,852	$310,666	$330,269	$(4)	$3	$44,248	44,231	$278	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.
J. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
K. Derivatives  — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

August 31, 2022	J.P. Morgan Income Funds	201

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Notes K(1) — K(4) below describe the various derivatives used by the Funds.
(1) Options — Global Bond Opportunities Fund and Unconstrained Debt Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
(2) Futures Contracts — The Funds used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risk/risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

202	J.P. Morgan Income Funds	August 31, 2022

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts —  Corporate Bond Fund, Emerging Markets Debt Fund, Global Bond Opportunities Fund and Unconstrained Debt Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps — Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
The Funds entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities.

August 31, 2022	J.P. Morgan Income Funds	203

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
Global Bond Opportunities Fund and Unconstrained Debt Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
Total Return Swaps
Strategic Income Opportunities Fund and Total Return Fund used return swaps to gain long or short exposure to underlying indices. To the extent the total return of the index/stock underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index/stock and interest rate obligations.
(5) Summary of Derivatives Information
The following tables present the value of derivatives held as of August 31, 2022 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$105	$424	$25,425	$—	$—	$3,177
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(24)	—	(5,521)	—	—	(777)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	413	—	8,903	2,803	47	1,959
Swaps at Value (Assets) **	—	—	1,981	—	—	2,021
Unrealized Depreciation on Futures Contracts *	(261)	—	(3,895)	(914)	(85)	(631)
Swaps at Value (Liabilities) **	—	—	(176)	—	—	(26)
Credit Risk Exposure:
Swaps at Value (Assets) **	—	5,883	4,765	3,776	49	112
Swaps at Value (Liabilities) **	(39)	—	—	(2,987)	(48)	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	152	—	5,008	1,889	(38)	1,328
Swaps at Value **	(39)	5,883	6,570	789	1	2,107
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	81	424	19,904	—	—	2,400

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

204	J.P. Morgan Income Funds	August 31, 2022

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2022:
Global Bond Opportunities Fund
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$185	$(185)	$—	$—
BNP Paribas	13,189	(356)	(753)(b)	12,080
Citibank, NA	483	(483)	—	—
Goldman Sachs International	2,952	(676)	(1,390)(b)	886
HSBC Bank, NA	7,617	(2,759)	—	4,858
Merrill Lynch International	7	(7)	—	—
Standard Chartered Bank	24	(24)	—	—
State Street Corp.	968	—	—	968
	$25,425	$(4,490)	$(2,143)	$18,792

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivative Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$238	$(185)	$—	$53
BNP Paribas	356	(356)	—	—
Citibank, NA	502	(483)	(19)(b)	—
Goldman Sachs International	676	(676)	—	—
HSBC Bank, NA	2,759	(2,759)	—	—
Merrill Lynch International	42	(7)	—	35
Royal Bank of Canada	182	—	—	182
Standard Chartered Bank	766	(24)	—	742
	$5,521	$(4,490)	$(19)	$1,012

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2022, by primary underlying risk exposure:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$713	$2,308	$67,920	$—	$—	$9,160
Purchased Options	—	—	(626)	—	—	(264)
Written Options	—	—	1,714	—	—	562
Interest Rate Risk Exposure:
Futures Contracts	(128)	396	72,147	20,221	(2,972)	37,030
Swap Contracts	—	—	(1,889)	—	—	1,139

August 31, 2022	J.P. Morgan Income Funds	205

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Credit Exposure Risk:
Swap Contracts	$(55)	$(530)	$18,400	$16,380	$332	$3,261
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	93	237	22,573	—	—	2,831
Purchased Options	—	—	(18,295)	—	—	(4,361)
Written Options	—	—	17,207	—	—	4,025
Interest Rate Risk Exposure:
Futures Contracts	(43)	—	4,579	5,802	(335)	4,180
Swap Contracts	—	—	2,581	—	—	2,436
Credit Exposure Risk:
Swap Contracts	29	380	(7,874)	(627)	(16)	(946)
Derivatives Volume
The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2022. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Futures Contracts:
Average Notional Balance Long	$63,408	$4,219	$468,539	$38,061	$24,041	$39,376
Average Notional Balance Short	(67,709)	(17,645)	(1,865,571)	(874,812)	(9,509)	(680,013)
Ending Notional Balance Long	53,073	—	471,505	151,201	19,143	53,003
Ending Notional Balance Short	(53,081)	—	(1,936,627)	(910,361)	(11,388)	(790,801)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(3,447)	(1,601)	(621,404)	—	—	(89,139)
Average Settlement Value Sold	9,390	22,440	1,414,601	—	—	196,504
Ending Settlement Value Purchased	(3,911)	—	(720,050)	—	—	(110,278)
Ending Settlement Value Sold	7,866	17,533	1,440,631	—	—	201,181
Interest Rate-Related Swaps :
Average Notional Balance - Pays Fixed Rate	—	—	229,428	—	—	128,609
Average Notional Balance - Receives Fixed Rate	—	—	47,112	—	—	6,364
Ending Notional Balance - Pays Fixed Rate	—	—	114,918	—	—	47,720
OTC Options:
Average Number of Contracts Purchased	—	—	11,267,929	—	—	9,346,416
Average Number of Contracts Written	—	—	(11,267,929)	—	—	(5,999,351)
Credit Default Swaps:
Average Notional Balance - Buy Protection	9,614	16,323	244,861	1,048,673	18,475	15,832
Ending Notional Balance - Buy Protection	7,250	65,060	238,260	921,067	14,488	50,100
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the

206	J.P. Morgan Income Funds	August 31, 2022

Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Global Bond Opportunities Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2022 are as follows:
Fund		Fund Counterparty	Value of swap contracts	Collateral amount
Global Bond Opportunities Fund	Collateral Received	BNP Paribas	$—	$(753)
	Collateral Posted	Citibank, NA	—	180
	Collateral Received	Goldman Sachs International	—	(1,390)
Strategic Income Opportunities Fund	Collateral Received	Barclays Bank plc	497	(800)
		Citibank, NA	482	(770)
		Goldman Sachs International	988	(1,220)
		Morgan Stanley	496	(770)
Total Return Fund	Collateral Received	Morgan Stanley	5	(50)
Unconstrained Debt Fund	Collateral Received	Goldman Sachs International	—	(270)
The Funds' derivatives contracts held at August 31, 2022 are not accounted for as hedging instruments under GAAP.
L. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
M. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2022 are as follows:
	Class A	Class C	Class I	Class R2	Class R5	Class R6	Total
Corporate Bond Fund
Transfer agency fees	$—(a)	$—(a)	$1	n/a	n/a	$1	$2
Emerging Markets Debt Fund
Transfer agency fees	1	—(a)	1	n/a	$—(a)	3	5
Global Bond Opportunities Fund
Transfer agency fees	3	1	16	n/a	n/a	10	30
Strategic Income Opportunities Fund
Transfer agency fees	14	4	35	n/a	6	7	66
Total Return Fund
Transfer agency fees	2	1	1	$—(a)	—(a)	1	5

August 31, 2022	J.P. Morgan Income Funds	207

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Class A	Class C	Class I	Class R2	Class R5	Class R6	Total
Unconstrained Debt Fund
Transfer agency fees	$1	$—(a)	$7	$—(a)	$—(a)	$1	$9

(a)	Amount rounds to less than one thousand.
N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
O. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
P. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Debt Fund	0.65
Global Bond Opportunities Fund	0.45
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2022, the effective annualized rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that

208	J.P. Morgan Income Funds	August 31, 2022

each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Global Bond Opportunities Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2022, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Corporate Bond Fund	$1	$—
Emerging Markets Debt Fund	1	—
Global Bond Opportunities Fund	4	—(a)
Strategic Income Opportunities Fund	6	—(a)
Total Return Fund	1	—
Unconstrained Debt Fund	1	—

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R5
Corporate Bond Fund	0.25%	0.25%	0.25%	n/a	n/a
Emerging Markets Debt Fund	0.25	0.25	0.25	n/a	0.10%
Global Bond Opportunities Fund	0.25	0.25	0.25	n/a	n/a
Strategic Income Opportunities Fund	0.25	0.25	0.25	n/a	0.10
Total Return Fund	0.25	0.25	0.25	0.25%	0.10
Unconstrained Debt Fund	0.25	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2022	J.P. Morgan Income Funds	209

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R5	Class R6
Corporate Bond Fund	0.75%	1.25%	0.50%	n/a	n/a	0.40%
Emerging Markets Debt Fund	1.10(1)	1.60(1)	0.85(1)	n/a	0.80%(1)	0.70(1)
Global Bond Opportunities Fund	0.90	1.30	0.65	n/a	n/a	0.50
Strategic Income Opportunities Fund	1.00	1.50	0.75	n/a	0.60	0.50
Total Return Fund	0.66	1.31	0.56	1.16%	0.46	0.41
Unconstrained Debt Fund	0.90	1.40	0.65	1.25	0.60	0.50

(1)
Effective November 1, 2022, the contractual expense limitations changed to 1.05%, 1.55%, 0.80%, 0.75% and 0.65% for Class A, Class C, Class I,
Class R5 and Class R6 Shares, respectively, and the contractual expense limitations for all classes of the Fund were extended until at least
October 31, 2023.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2023.
For the six months ended August 31, 2022, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Corporate Bond Fund	$77	$51	$84	$212	$—
Emerging Markets Debt Fund	213	142	37	392	—
Global Bond Opportunities Fund	616	410	1,411	2,437	—
Strategic Income Opportunities Fund	1,125	750	23	1,898	—
Total Return Fund	95	64	163	322	1
Unconstrained Debt Fund	265	177	418	860	1
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2022 were as follows:

Corporate Bond Fund	$17
Emerging Markets Debt Fund	53
Global Bond Opportunities Fund	159
Strategic Income Opportunities Fund	4,588
Total Return Fund	78
Unconstrained Debt Fund	40
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2022, the amount of these waivers were as follows:

Corporate Bond Fund	$1
Emerging Markets Debt Fund	1
Global Bond Opportunities Fund	1

210	J.P. Morgan Income Funds	August 31, 2022

Strategic Income Opportunities Fund	$1
Total Return Fund	1
Unconstrained Debt Fund	1
G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2022, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$144,368	$147,987	$78	$43
Emerging Markets Debt Fund	268,968	360,056	—	—
Global Bond Opportunities Fund	738,198	1,078,336	74,586	81,884
Strategic Income Opportunities Fund	3,625,140	4,458,902	—	—
Total Return Fund	653,177	705,639	—	—
Unconstrained Debt Fund	213,386	226,459	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$292,556	$613	$33,290	$(32,677)
Emerging Markets Debt Fund	926,383	2,580	200,934	(198,354)
Global Bond Opportunities Fund	3,478,201	70,702	450,820	(380,118)
Strategic Income Opportunities Fund	9,538,175	50,913	167,401	(116,488)
Total Return Fund	361,399	1,161	24,664	(23,503)
Unconstrained Debt Fund	1,091,529	15,454	120,825	(105,371)

August 31, 2022	J.P. Morgan Income Funds	211

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
At February 28, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Debt Fund	$234,481	$59,987
Global Bond Opportunities Fund	8,781	18,447
Strategic Income Opportunities Fund	61,784	641,859
Total Return Fund	490	—
Unconstrained Debt Fund	68,324	45,616
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2022, the Funds deferred to March 1, 2022 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses		Specified Ordinary Losses
	Short-Term	Long-Term
Corporate Bond Fund	$1,195	$—	$—
Emerging Markets Debt Fund	7,752	3,505	—
Strategic Income Opportunities Fund	2,453	5,725	705
Total Return Fund	3,159	635	14
During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Emerging Markets Debt Fund	$—	$1,222
Global Bond Opportunities Fund	—	25,909
Strategic Income Opportunities Fund	—	2,381
Unconstrained Debt Fund	4,115	10,279
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with

212	J.P. Morgan Income Funds	August 31, 2022

respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus the Applicable Margin.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2022.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2022, the Funds had  individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Corporate Bond Fund	1	37.7%	3	43.6%
Emerging Markets Debt Fund	1	10.0	—	—
Global Bond Opportunities Fund	1	23.7	2	21.1
Strategic Income Opportunities Fund	1	14.0	3	34.2
Total Return Fund	1	13.7	1	11.1
Unconstrained Debt Fund	1	50.9	1	19.1
As of August 31, 2022, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Debt Fund	14.9%	39.4%	17.6%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.
The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.
The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the

August 31, 2022	J.P. Morgan Income Funds	213

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
Emerging Markets Debt Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Emerging Markets Debt Fund, Global Bond Opportunities Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Debt Fund invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of

214	J.P. Morgan Income Funds	August 31, 2022

a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
Each Fund may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2022, the following Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Emerging Markets Debt Fund
Mexico	10.8%

August 31, 2022	J.P. Morgan Income Funds	215

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2022, and continued to hold your shares at the end of the reporting period, August 31, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Corporate Bond Fund
Class A
Actual	$1,000.00	$900.10	$3.54	0.74%
Hypothetical	1,000.00	1,021.47	3.77	0.74
Class C
Actual	1,000.00	898.60	5.93	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I
Actual	1,000.00	901.40	2.35	0.49
Hypothetical	1,000.00	1,022.73	2.50	0.49
Class R6
Actual	1,000.00	901.90	1.87	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
JPMorgan Emerging Markets Debt Fund
Class A
Actual	1,000.00	881.00	5.17	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class C
Actual	1,000.00	881.00	7.54	1.59
Hypothetical	1,000.00	1,017.19	8.08	1.59
Class I
Actual	1,000.00	883.60	3.99	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R5
Actual	1,000.00	883.70	3.75	0.79
Hypothetical	1,000.00	1,021.22	4.02	0.79

216	J.P. Morgan Income Funds	August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Emerging Markets Debt Fund (continued)
Class R6
Actual	$1,000.00	$883.10	$3.28	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
JPMorgan Global Bond Opportunities Fund
Class A
Actual	1,000.00	953.20	4.38	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class C
Actual	1,000.00	951.00	6.34	1.29
Hypothetical	1,000.00	1,018.70	6.56	1.29
Class I
Actual	1,000.00	953.50	3.15	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class R6
Actual	1,000.00	955.20	2.41	0.49
Hypothetical	1,000.00	1,022.73	2.50	0.49
JPMorgan Strategic Income Opportunities Fund
Class A
Actual	1,000.00	999.00	4.53	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class C
Actual	1,000.00	996.30	7.04	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class I
Actual	1,000.00	1,000.10	3.28	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R5
Actual	1,000.00	1,000.90	2.52	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	1,001.40	2.07	0.41
Hypothetical	1,000.00	1,023.14	2.09	0.41
JPMorgan Total Return Fund
Class A
Actual	1,000.00	920.50	2.95	0.61
Hypothetical	1,000.00	1,022.13	3.11	0.61
Class C
Actual	1,000.00	918.20	6.09	1.26
Hypothetical	1,000.00	1,018.85	6.41	1.26
Class I
Actual	1,000.00	921.10	2.47	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51
Class R2
Actual	1,000.00	918.30	5.32	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class R5
Actual	1,000.00	921.60	1.94	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class R6
Actual	1,000.00	922.70	1.70	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

August 31, 2022	J.P. Morgan Income Funds	217

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Unconstrained Debt Fund
Class A
Actual	$1,000.00	$983.00	$4.45	0.89%
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class C
Actual	1,000.00	980.30	6.94	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class I
Actual	1,000.00	984.20	3.20	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class R2
Actual	1,000.00	981.20	6.19	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class R5
Actual	1,000.00	984.50	2.95	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R6
Actual	1,000.00	985.00	2.45	0.49
Hypothetical	1,000.00	1,022.73	2.50	0.49

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

218	J.P. Morgan Income Funds	August 31, 2022

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
J.P. Morgan Income Funds – JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Global Bond Opportunities Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund, and JPMorgan Unconstrained Debt Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. Effective January 2022, the Board consolidated with the J.P. Morgan Exchange-Traded Fund Trust Board, and now consists of Trustees from both Boards. The Board and its investment committees (money market and alternative products, equity, and fixed income) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 21-22, 2022 and August 9-11, 2022, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2022.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds (including certain ETFs, beginning in February 2022) provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts, and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
(i)
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds, including personnel changes, if any;
(iii)
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
(iv)
Information about the structure and distribution strategy

August 31, 2022	J.P. Morgan Income Funds	219

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
for each Fund and how it fits with the Trusts’ other fund offerings;
(v)
The administration services provided by the Adviser in its role as Administrator;
(vi)
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trusts and in the financial industry generally;
(vii)
The overall reputation and capabilities of the Adviser and its affiliates;
(viii)
The commitment of the Adviser to provide high quality service to the Funds;
(ix)
Their overall confidence in the Adviser’s integrity;
(x)
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund; and
(xi)
The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset

220	J.P. Morgan Income Funds	August 31, 2022

levels had increased, no longer had a Fee Cap in place for all or some of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Advisor has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Emerging Markets Debt Fund’s performance for Class A shares was in the fourth quintile of both the Peer Group and the Universe, for each of the one-, three- and five-year periods ended December 31, 2021. The Trustees noted that the performance for Class I shares was in the fourth quintile of the Peer Group, and in the third quintile of the Universe, for each of the one-, three- and five-year periods ended December 31, 2021. The Trustees noted that the performance for Class R6 shares was in the fifth quintile of the  Peer Group for both the one- and three-year periods ended December 31, 2021, and in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2021. Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares for the five-year period due to the limited number of funds in the Peer Groups. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the

August 31, 2022	J.P. Morgan Income Funds	221

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.
The Trustees noted that the Global Bond Opportunities Fund’s performance for Class A shares was in the fourth, second and third quintiles of the Peer Group, and in the fourth, third and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31,2021, respectively. The Trustees noted that the performance for Class I shares was in the fourth, first and second quintiles of the Peer Group, and in the fourth, second and second quintiles of the Universe, for the one-, three- and five-year periods ended December 31,2021, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, third and fourth quintiles of the Peer Group, and in the fourth, second and second quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Strategic Income Opportunities Fund’s performance for Class A shares was in the fourth, fourth and fifth quintiles of the Peer Group, and in the third, fifth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31,2021, respectively. The Trustees noted that the performance for Class I shares was in the second, fourth and fourth quintiles of the Peer Group, and in the third, fifth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31,2021, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth and fifth quintiles of the Peer Group, and in the third and fourth quintiles of the Universe for the one- and three-year periods ended December 31,2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.
The Trustees noted that the Total Return Fund’s performance for Class A shares was in the fourth quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees noted that the performance for Class I shares was in the fourth quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and fifth quintiles of the Peer Group, and in the fifth, fourth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.
The Trustees noted that the Unconstrained Debt Fund’s performance for Class A shares was in the third, second and second quintiles of the Peer Group, and in the third, second and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees noted that performance for Class I shares was in the third, second and second quintiles of the Peer Group, and in the third, second and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees noted that performance for Class R6 shares was in in the fourth, second and second quintiles of the Peer Group, and in the third, second and second quintiles of the Universe, for the one-, three- and five- year periods ended December 31, 2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee

222	J.P. Morgan Income Funds	August 31, 2022

and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Corporate Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were also in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for Class A shares was in the second and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Global Bond Opportunities Fund’s net advisory fee and actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Total Return Fund’s net advisory fee for Class A shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Unconstrained Debt Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The

August 31, 2022	J.P. Morgan Income Funds	223

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expense for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

224	J.P. Morgan Income Funds	August 31, 2022

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund’s policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. August 2022.
SAN-INC-822

Semi-Annual Report
J.P. Morgan Income Funds
August 31, 2022  (Unaudited)
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Floating Rate Income Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Income Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Preferred and Income Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 17, 2022 (Unaudited)
Dear Shareholder,
Financial markets have been buffeted this year by rising inflation, economic uncertainty and the multiplying effects of the Russia-Ukraine conflict in Ukraine. Though consumer spending and corporate earnings were relatively strong in the six months ended August 31, 2022, leading equity and bond market indexes declined.

“Amid the challenges in financial
markets, J.P. Morgan Asset Manage-
ment will continue seeking to deliver
strong client outcomes across a broad
range of innovative solutions. Our
fundamental practices and principles
fuel the time-tested risk management
process and research driven
approach that have driven our
success for decades.”
— Andrea L. Lisher

The U.S. Federal Reserve (the “Fed”) moved in early March 2022 to head off rising inflationary pressure with its first increase in policy interest rates in more than three years. The Fed raised rates again in May, June, July and September of 2022. Elsewhere, the Bank of England also raised interest rates sharply during the first half of 2022 and the European Central Bank unleashed an unprecedented 0.75% rate increase in September 2022.
In the U.S., spending on home and commercial construction as well as on capital equipment and inventory declined through August 2022. Purchasing Managers’ Index surveys in both the manufacturing and services sectors also showed broad weakness, and public sector spending at the federal, state and municipal levels generally shrank in 2022.
Notably, U.S. consumer spending showed a modest rebound in August 2022 and corporate earnings and revenue were generally better than expected for the second quarter of 2022. There was additional positive data in the labor market, where employment had rebounded above pre-pandemic levels.
Investors have been confronted this year with an economic and financial market environment very different from recent years, with inflation running at more than a 40-year high and interest rates rising faster than at any time in recent history. It appears investor uncertainty may continue to weigh on financial markets until the U.S. economic picture becomes clearer.
Amid the challenges in financial markets, J.P. Morgan Asset Management will continue seeking to deliver strong client outcomes across a broad range of innovative solutions. Our fundamental practices and principles fuel the time-tested risk management process and research driven approach that have driven our success for decades.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,

Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

August 31, 2022	J.P. Morgan Income Funds	1

J.P. Morgan Income Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2022 (Unaudited)
Already under pressure from accelerating inflation and investor expectations for rising interest rates, financial markets buckled following Russia’s invasion of Ukraine at the end of February 2022. The military conflict and the ensuing imposition of multilateral sanctions against Russia fueled volatility across equity, bond and commodities markets. Meanwhile, China’s strict anti-pandemic measures dented its economic growth and weighed on financial assets in emerging markets throughout the period.
In response to the highest rate of domestic inflation in decades, the U.S. Federal Reserve (the “Fed”) in late March 2022 raised interest rates for the first time since late 2018. The Fed followed with benchmark interest rate increases of increasing size in May, June and July 2022.
Within U.S. fixed income markets, investor demand largely turned to higher rated bonds of shorter duration. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise. Yields, which generally move in the opposite direction of bond prices, rose for U.S. Treasury bonds. U.S. agency mortgage-backed securities and municipal bonds underperformed other sectors of the bond market.
Fixed income markets in other developed markets also fell sharply during the period as the Ukraine conflict threatened economic stability and led to a spike in energy costs across the European Union and the U.K. Emerging markets debt underperformed developed markets amid investor concerns about slowing global economic growth and rising inflation. Notably, leading central banks among emerging markets largely began raising domestic interest rates in 2021 and may be positioned to be among the first to cut interest rates should the economic outlook improve.
For the six months ended August 31, 2022, the Bloomberg U.S. Aggregate Index returned -7.76%, the Bloomberg U.S. High Yield Index returned -7.78% and the Bloomberg Emerging Markets Debt Index returned -9.46%.

2	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Core Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(7.31)%
Bloomberg U.S. Aggregate Index	(7.76)%
Net Assets as of 8/31/2022 (In Thousands)	$32,618,271
Duration as of 8/31/2022	6.0 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s allocations to securitized credit, including non-agency and agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, also contributed to relative performance.
The Fund’s underweight allocation to U.S. Treasury securities and its security selection in corporate credit, including the Fund’s overweight position in the financials sector, were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. Relative to the Benchmark, at the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	26.0%
Corporate Bonds	23.8
Mortgage-Backed Securities	18.1
Asset-Backed Securities	12.0
Collateralized Mortgage Obligations	8.1
Commercial Mortgage-Backed Securities	7.0
Others (each less than 1.0%)	1.5
Short-Term Investments	3.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	3

JPMorgan Core Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge **		(10.92)%	(14.28)%	(0.14)%	0.92%
Without Sales Charge		(7.43)	(10.95)	0.63	1.30
CLASS C SHARES	March 22, 1999
With CDSC ***		(8.65)	(12.40)	0.04	0.79
Without CDSC		(7.65)	(11.40)	0.04	0.79
Class I SHARES	June 1, 1991	(7.31)	(10.73)	0.87	1.52
Class R2 SHARES	November 3, 2008	(7.52)	(11.19)	0.29	1.00
Class R3 SHARES	September 9, 2016	(7.41)	(10.98)	0.53	1.20
Class R4 SHARES	September 9, 2016	(7.28)	(10.73)	0.78	1.45
Class R5 SHARES	May 15, 2006	(7.21)	(10.60)	0.95	1.62
Class R6 SHARES	February 22, 2005	(7.22)	(10.56)	1.05	1.71

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns shown for Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are
SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Core Plus Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(7.56)%
Bloomberg U.S. Aggregate Index	(7.76)%
Net Assets as of 8/31/2022 (In Thousands)	$15,712,392
Duration as of 8/31/2022	6.1 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter overall was the largest contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s underweight position in agency mortgage-backed securities also contributed to relative  performance as interest rate volatility during the period led to underperformance in the sector. The Fund’s positioning and security selection in securitized credit, including asset-backed securities, commercial mortgage-backed securities and non-agency residential mortgage-backed securities, also contributed to performance.
The Fund’s allocations to  high yield corporate credit (also known as “junk bonds”), investment grade corporate credit, and emerging markets credit detracted from performance as leading central banks tightened their monetary policies in response to rising inflation,
HOW WAS THE FUND POSITIONED?
The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employed a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
During the period, the Fund’s managers decreased the Fund’s duration to 6.06 years at August 31, 2022 from 6.41 years at February 28, 2022.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	28.9%
U.S. Treasury Obligations	18.2
Asset-Backed Securities	15.3
Mortgage-Backed Securities	13.3
Commercial Mortgage-Backed Securities	12.2
Collateralized Mortgage Obligations	5.4
Others (each less than 1.0%)	1.6
Short-Term Investments	5.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	5

JPMorgan Core Plus Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge **		(11.18)%	(14.61)%	(0.10)%	1.47%
Without Sales Charge		(7.69)	(11.24)	0.68	1.86
CLASS C SHARES	May 30, 2000
With CDSC ***		(8.94)	(12.86)	0.05	1.32
Without CDSC		(7.94)	(11.86)	0.05	1.32
Class I SHARES	March 5, 1993	(7.56)	(11.00)	0.95	2.08
Class R2 SHARES	November 3, 2008	(7.87)	(11.59)	0.28	1.45
Class R3 SHARES	September 9, 2016	(7.65)	(11.28)	0.54	1.70
Class R4 SHARES	September 9, 2016	(7.64)	(11.16)	0.79	1.95
Class R5 SHARES	September 9, 2016	(7.56)	(11.00)	0.95	2.07
Class R6 SHARES	February 22, 2005	(7.51)	(10.91)	1.04	2.21

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns shown for Class R3, Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Floating Rate Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(1.97)%
Credit Suisse Leveraged Loan Index	(1.03)%
Bloomberg U.S. Aggregate Index	(7.76)%
Net Assets as of 8/31/2022 (In Thousands)	$479,328
INVESTMENT OBJECTIVE**
The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed the Credit Suisse Leveraged Loan Index (the “Loan Index”) and outperformed the Bloomberg U.S Aggregate Index.
Relative to the Loan Index, the Fund’s security selection in the media entertainment and supermarkets sectors were leading detractors from performance during the period. The Fund’s bias toward higher quality, high yield leveraged loans, which are generally below investment grade, and larger, more liquid issues also detracted from relative performance amid investor demand for smaller loan issues.
The Fund’s security selection in the technology and diversified manufacturing sectors were leading contributors to the Fund’s relative performance.
Relative to the Bloomberg U.S. Aggregate Index, which does not hold loan assignments, the Fund’s allocation to loan assignments contributed to performance due to their floating rate functionality and shorter interest rate duration. Generally, bonds of shorter duration will experience a smaller decline in price relative to longer duration bonds when interest rates rise.
HOW WAS THE FUND POSITIONED?
Relative to the Loan Index during the period, the Fund was overweight in securities and loan assignments rated BB and was underweight in securities and loan assignments rated single B, CCC and lower. Additionally, the Fund was overweight in the diversified manufacturing, retailers and packaging sectors and was underweight in the technology, financial brokerage/asset managers and property & casualty insurers sectors.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Loan Assignments	86.3%
Corporate Bonds	6.1
Convertible Preferred Stocks	1.3
Common Stocks	1.1
Others (each less than 1.0%)	0.0***
Short-Term Investments	5.2

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***
Amount rounds to less than 0.1%.

August 31, 2022	J.P. Morgan Income Funds	7

JPMorgan Floating Rate Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 1, 2011
With Sales Charge **		(4.25)%	(4.04)%	1.44%	2.12%
Without Sales Charge		(2.09)	(1.78)	1.91	2.52
CLASS C SHARES	June 1, 2011
With CDSC ***		(3.34)	(3.17)	1.40	2.11
Without CDSC		(2.34)	(2.17)	1.40	2.11
Class I SHARES	June 1, 2011	(1.97)	(1.54)	2.16	2.77
Class R6 SHARES	October 31, 2013	(2.04)	(1.47)	2.25	2.85

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index and the Bloomberg U.S. Aggregate Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Government Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(6.99)%
Bloomberg U.S. Government Bond Index	(7.54)%
Net Assets as of 8/31/2022 (In Thousands)	$1,918,915
Duration as of 8/31/2022	5.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. Government Bond Index (“Benchmark”).
Relative to the Benchmark, the Fund’s shorter overall duration was a leading contributor to performance as interest rate rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise. The Fund’s allocation to U.S. Treasury Inflation Protected Securities also contributed to relative performance as inflation rose faster-than-expected during the period.
The Fund’s out-of-Benchmark allocations to agency mortgage-backed securities and agency residential mortgage-backed securities were leading detractors from performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
During the period, the portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	31.4%
Mortgage-Backed Securities	26.3
Collateralized Mortgage Obligations	22.6
Commercial Mortgage-Backed Securities	11.7
U.S. Government Agency Securities	3.4
Asset-Backed Securities	1.4
Short-Term Investments	3.2

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	9

JPMorgan Government Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge **		(10.49)%	(13.83)%	(0.71)%	0.23%
Without Sales Charge		(7.02)	(10.48)	0.04	0.61
CLASS C SHARES	March 22, 1999
With CDSC ***		(8.33)	(11.98)	(0.57)	0.07
Without CDSC		(7.33)	(10.98)	(0.57)	0.07
Class I SHARES	February 8, 1993	(6.99)	(10.25)	0.29	0.88
Class R2 SHARES	November 3, 2008	(7.19)	(10.80)	(0.31)	0.31
Class R3 SHARES	September 9, 2016	(7.16)	(10.58)	(0.07)	0.52
Class R4 SHARES	September 9, 2016	(6.96)	(10.35)	0.20	0.76
Class R6 SHARES	August 1, 2016	(6.84)	(10.13)	0.44	0.96

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns shown for Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R3 and Class R4 Shares have been adjusted to reflect the differences in expenses between classes. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund and the Bloomberg U.S. Government Bond Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Income Funds	August 31, 2022

JPMorgan High Yield Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(7.70)%
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index	(7.78)%
Net Assets as of 8/31/2022 (In Thousands)	$4,350,055
Duration as of 8/31/2022	3.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s security selection in the independent energy, leisure and technology sectors were leading contributors to performance, while security selection in the pharmaceuticals, media/entertainment and aerospace/defense sectors were leading detractors from performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers sought to take specific, targeted credit risks based on the portfolio managers’ analysis of favorable risk/reward opportunities while continuing to build a core portfolio of improving below-investment-grade investments.
Relative to the Benchmark, the Fund remained overweight in so-called defensive sectors, including the cable/satellite TV, consumer products and automotive sectors and was underweight in the financial, electric utility and gaming sectors. The Fund had a shorter overall duration during the period, as the Fund’s portfolio managers sought better relative value in the shorter end of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. Generally, bonds of shorter duration will experience a smaller decline in price relative to longer duration bonds when interest rates rise.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	87.7%
Loan Assignments	7.2
Common Stocks	3.0
Others (each less than 1.0%)	2.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	11

JPMorgan High Yield Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge **		(11.17)%	(13.09)%	0.93%	3.13%
Without Sales Charge		(7.72)	(9.74)	1.71	3.52
CLASS C SHARES	March 22, 1999
With CDSC ***		(8.94)	(11.17)	1.21	3.09
Without CDSC		(7.94)	(10.17)	1.21	3.09
Class I SHARES	November 13, 1998	(7.70)	(9.47)	1.95	3.76
Class R2 SHARES	November 3, 2008	(7.90)	(10.07)	1.35	3.18
Class R3 SHARES	August 21, 2017	(7.85)	(9.90)	1.59	3.43
Class R4 SHARES	August 21, 2017	(7.74)	(9.69)	1.85	3.69
Class R5 SHARES	May 15, 2006	(7.65)	(9.39)	2.02	3.82
Class R6 SHARES	February 22, 2005	(7.48)	(9.31)	2.13	3.90

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns shown for Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund and the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Corporate High
Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(5.21)%
Bloomberg U.S. Aggregate Index	(7.76)%
Net Assets as of 8/31/2022 (In Thousands)	$10,757,741
Duration as of 8/31/2022	3.5 Years
INVESTMENT OBJECTIVE**
The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to a benchmark index. This allows the Fund to shift its allocations based on changing market conditions. For the six months ended August 31, 2022, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Index”).
Relative to the Index, the Fund’s shorter overall duration was a leading contributor to relative performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller price decline when interest rates rise relative to longer duration bonds. The Fund’s out-of-Index allocation to non-agency mortgage-backed securities and its underweight allocation to investment grade corporate bonds also contributed to relative performance.
The Fund’s out-of-Index allocation to emerging markets debt was the leading detractor from relative performance.
During the period, the Fund’s Class I Shares distributed approximately $0.03 per share each month.
HOW WAS THE FUND POSITIONED?
During the period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed to have low correlations to each other. During the period, the Fund’s managers increased their allocations to agency mortgage-backed securities and asset-backed securities. The managers decreased the Fund’s exposure to high yield corporate bonds (also known as “junk bonds”) and commercial mortgage-backed securities. The Fund's duration increased to 3.51 years at August 31, 2022 from 2.08 years at February 28, 2022.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	30.2%
Commercial Mortgage-Backed Securities	25.4
Asset-Backed Securities	20.6
Mortgage-Backed Securities	10.2
Collateralized Mortgage Obligations	8.4
Foreign Government Securities	3.1
Others (each less than 1.0%)	0.8
Short-Term Investments	1.3

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	13

JPMorgan Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge **		(8.91)%	(10.83)%	1.54%	2.39%
Without Sales Charge		(5.33)	(7.37)	2.32	2.87
CLASS C SHARES	June 2, 2014
With CDSC ***		(6.61)	(8.90)	1.75	2.32
Without CDSC		(5.61)	(7.90)	1.75	2.32
Class I SHARES	June 2, 2014	(5.21)	(7.14)	2.56	3.11
Class R6 SHARES	June 2, 2014	(5.21)	(7.04)	2.57	3.15

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (6/2/14 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on June 2, 2014.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund and the Bloomberg U.S. Aggregate Index from June 2, 2014 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Limited Duration Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(1.89)%
Bloomberg 1-3 U.S. Government/Credit Bond Index	(2.23)%
Net Assets as of 8/31/2022 (In Thousands)	$1,215,198
Duration as of 8/31/2022	1.4 Years
INVESTMENT OBJECTIVE**
The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter overall duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decline in price relative to longer duration bonds when interest rates rise. The Fund’s out-of-Benchmark allocations to automotive asset-backed securities also contributed to relative performance.
The Fund’s out-of-Benchmark allocation to agency mortgage-backed securities was the leading detractor from relative performance. The Fund’s out-of-Benchmark allocation to non-agency commercial mortgage-backed securities also detracted from performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund’s portfolio managers aimed to keep the duration of the Fund at 1.5 years. During the reporting period, the Fund’s duration decreased to 1.44 years at August 31, 2022 from 1.52 years at February 28, 2022.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Asset-Backed Securities	40.3%
Collateralized Mortgage Obligations	24.8
Commercial Mortgage-Backed Securities	10.8
Corporate Bonds	10.4
Mortgage-Backed Securities	5.4
Short-Term Investments	8.3

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	15

JPMorgan Limited Duration Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge **		(4.12)%	(5.49)%	0.40%	0.99%
Without Sales Charge		(1.91)	(3.35)	0.85	1.22
CLASS C SHARES	November 1, 2001
With CDSC ***		(3.28)	(4.97)	0.33	0.82
Without CDSC		(2.28)	(3.97)	0.33	0.82
Class I SHARES	February 2, 1993	(1.89)	(3.20)	1.08	1.47
Class R6 SHARES	February 22, 2005	(1.79)	(3.00)	1.30	1.67

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Mortgage-Backed Securities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(5.79)%
Bloomberg U.S. MBS Index	(6.80)%
Net Assets as of 8/31/2022 (In Thousands)	$4,012,944
Duration as of 8/31/2022	5.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. MBS Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s allocations to non-agency mortgage-backed securities also contributed to relative performance.
The Fund’s allocation to agency residential mortgage-backed securities was the leading detractor from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Mortgage-Backed Securities	48.3%
Collateralized Mortgage Obligations	19.4
Asset-Backed Securities	12.1
Commercial Mortgage-Backed Securities	10.1
U.S. Treasury Obligations	6.6
Short-Term Investments	3.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	17

JPMorgan Mortgage-Backed Securities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge **		(9.57)%	(12.00)%	0.02%	1.13%
Without Sales Charge		(6.01)	(8.58)	0.78	1.52
CLASS C SHARES	July 2, 2012
With CDSC ***		(7.16)	(10.04)	0.28	1.11
Without CDSC		(6.16)	(9.04)	0.28	1.11
Class I SHARES	August 18, 2000	(5.79)	(8.32)	1.03	1.77
Class R6 SHARES	February 22, 2005	(5.71)	(8.18)	1.18	1.93

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund and the Bloomberg U.S. MBS Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Preferred and Income Securities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(6.12)%
Bloomberg U.S. Aggregate Index	(5.12)%
ICE BofA US All Capital Securities Index	(5.42)%
Preferred and Income Securities Composite Benchmark **	(5.80)%
Net Assets as of 8/31/2022 (In Thousands)	$465,076
Duration as of 8/31/2022	4.0 Years
INVESTMENT OBJECTIVE***
The JPMorgan Preferred and Income Securities Fund (the “Fund”) seeks to provide a high level of current income and total return
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the period from inception on March 31, 2022 to August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg U.S. Aggregate Index (the “Index”), and underperformed both the ICE BofAML U.S. All Capital Securities Index and the Preferred and Income Securities Composite Benchmark (the “Composite Benchmark").
Relative to the Index, the Fund’s shorter overall duration was the leading contributor to performance. The Fund’s overweight allocation to preferred securities, which generally have a higher credit risk relative to other debt securities, was a leading detractor from relative performance.
Relative to the Composite Benchmark, the Fund’s lower average coupon rate was a leading detractor from performance as the securities in the benchmark generally paid higher income during the period, while the Fund’s shorter overall duration and its underweight position in contingent convertibles were leading contributors to relative performance. . Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise.
HOW WAS THE FUND POSITIONED?
During the period, the Fund was invested in preferred and debt securities that the Fund’s portfolio managers believed were attractively valued relative to credit quality and other characteristics. The Fund’s positioning was a function of the portfolio managers’ strategy.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	87.9%
Preferred Stocks	6.9
Short-Term Investments	5.2

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The Fund’s composite benchmark is determined by adding the performance return of the 75% of the ICE BofAML U.S. All Capital Securities Index and 25% of the Bloomberg Developed Market USD Contingent Capital Index.
***
The adviser seeks to achieve the Fund's objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	19

JPMorgan Preferred and Income Securities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS A SHARES	April 1, 2022
With Sales Charge *		(9.73)%
Without Sales Charge		(6.21)
CLASS C SHARES	August 1, 2022
With CDSC **		(7.51)
Without CDSC		(6.51)
Class I SHARES	April 1, 2022	(6.12)
Class R6 SHARES	April 1, 2022	(6.11)

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the period.
LIFE OF FUND PERFORMANCE (4/1/22 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on March 31, 2022.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Preferred and Income Securities Fund and the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Cap Securities Ides / 25% Bloomberg Developed Market USD Contingent Capital Index from April 1, 2022 to August 31, 2022.  The performance of the Bloomberg U.S. Aggregate Index, ICE BofA US All Capital Securities Index and 75% ICE BofA US All Cap Securities Index / 25% Bloomberg Developed Market USD Contingent Capital Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US All Capital Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofA Merrill Lynch Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. 75% ICE BofA US All Cap Securities Ides / 25% Bloomberg Developed Market USD Contingent Capital Index is a customized blend of unmanaged indices that includes 75% ICE BofA US All Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Short Duration Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(2.17)%
Bloomberg 1–3 Year U.S. Government/Credit Bond Index	(2.23)%
Net Assets as of 8/31/2022 (In Thousands)	$7,850,406
Duration as of 8/31/2022	1.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares outperformed the Bloomberg 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter overall duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in price compared with bonds of longer duration as interest rates rise. The Fund’s security selection in corporate bonds and its out-of-Benchmark allocation to asset-backed securities also contributed to relative performance.
The Fund’s overweight allocation to investment grade corporate debt and its out-of-Benchmark allocation commercial mortgage-backed securities were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. During the period, the Fund had an underweight position in U.S. Treasury bonds, an overweight position in corporate bonds and out-of-Benchmark allocations to mortgage-backed securities and asset-backed securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	33.2%
Asset-Backed Securities	26.4
U.S. Treasury Obligations	15.1
Collateralized Mortgage Obligations	9.7
Commercial Mortgage-Backed Securities	4.3
Mortgage-Backed Securities	2.7
Short-Term Investments	8.6

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	21

JPMorgan Short Duration Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge **		(4.59)%	(6.30)%	0.49%	0.47%
Without Sales Charge		(2.39)	(4.11)	0.95	0.70
CLASS C SHARES	November 1, 2001
With CDSC ***		(3.62)	(5.56)	0.44	0.30
Without CDSC		(2.62)	(4.56)	0.44	0.30
Class I SHARES	September 4, 1990	(2.17)	(3.86)	1.20	0.95
Class R6 SHARES	February 22, 2005	(2.14)	(3.80)	1.33	1.14

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Short Duration Core Plus Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(3.80)%
Bloomberg 1-5 Year Government/Credit Index	(3.39)%
Net Assets as of 8/31/2022 (In Thousands)	$5,435,329
Duration as of 8/31/2022	2.4 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund underperformed the Bloomberg 1-5 Year Government/Credit Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s out-of-benchmark allocations to high yield bonds (also known as “junk bonds”) and emerging markets debt were leading detractors to performance. The Fund’s shorter overall duration was the leading contributor to performance. Generally, bonds with shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise.
HOW WAS THE FUND POSITIONED?
The Fund’s adviser focused on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The adviser used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
Relative to the Benchmark during the period, the Fund had an underweight position in U.S. Treasury bonds and out-of-Index allocations to mortgage-backed securities, asset-backed securities, high yield bonds and emerging markets debt. The Fund’s portfolio managers increased the Fund’s duration to 2.37 years at August 31, 2022 from 2.28 years at February 28, 2022.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	39.3%
Asset-Backed Securities	17.9
U.S. Treasury Obligations	14.3
Mortgage-Backed Securities	9.6
Commercial Mortgage-Backed Securities	8.1
Collateralized Mortgage Obligations	4.5
Others (each less than 1.0%)	1.3
Short-Term Investments	5.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Income Funds	23

JPMorgan Short Duration Core Plus Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge **		(6.10)%	(8.63)%	0.56%	1.81%
Without Sales Charge		(3.92)	(6.50)	1.02	2.05
CLASS C SHARES	March 1, 2013
With CDSC ***		(5.08)	(7.98)	0.52	1.61
Without CDSC		(4.08)	(6.98)	0.52	1.61
Class I SHARES	March 1, 2013	(3.80)	(6.26)	1.29	2.30
Class R6 SHARES	March 1, 2013	(3.77)	(6.20)	1.35	2.41

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on March 1, 2013.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund and the Bloomberg 1-5 Year Government/Credit Index from March 1, 2013 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1-5 Year Government/Credit Index includes the Government and
Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.6%
U.S. Treasury Bonds
3.50%, 2/15/2039	44,436	45,537
4.25%, 5/15/2039	55,245	62,010
3.88%, 8/15/2040	54,475	57,661
1.88%, 2/15/2041	282,192	216,197
2.25%, 5/15/2041	207,900	169,536
1.75%, 8/15/2041	183,595	136,405
2.00%, 11/15/2041	14,825	11,516
2.38%, 2/15/2042	200,455	166,158
2.75%, 11/15/2042	154,890	135,789
3.13%, 2/15/2043	18,180	16,897
3.63%, 8/15/2043	113,140	113,688
3.75%, 11/15/2043	256,218	262,343
3.63%, 2/15/2044	154,280	154,744
3.00%, 11/15/2044	50,821	45,957
2.88%, 8/15/2045	4,490	3,970
2.50%, 2/15/2046	70,000	57,704
2.25%, 8/15/2046	179,932	140,853
3.00%, 2/15/2047	5,431	4,926
3.00%, 2/15/2048	78,220	71,642
3.13%, 5/15/2048	43,243	40,691
2.88%, 5/15/2049	12,946	11,774
2.25%, 8/15/2049	180,150	144,275
2.38%, 11/15/2049	98,830	81,446
2.00%, 2/15/2050	76,853	58,132
1.25%, 5/15/2050	4,667	2,886
1.38%, 8/15/2050	25,855	16,533
1.63%, 11/15/2050	76,730	52,497
1.88%, 2/15/2051	204,145	148,954
2.38%, 5/15/2051	46,815	38,542
2.00%, 8/15/2051	144,750	108,743
1.88%, 11/15/2051	200,075	145,695
2.25%, 2/15/2052	165,840	132,465
2.88%, 5/15/2052	90,125	83,056
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	3,118
3.63%, 4/15/2028	9,066	19,153
2.50%, 1/15/2029	3,587	5,474
U.S. Treasury Notes
2.13%, 9/30/2024	25,000	24,339
2.25%, 11/15/2024	3,021	2,943
1.75%, 12/31/2024	87,012	83,685
2.00%, 2/15/2025	155,000	149,623
2.88%, 4/30/2025	4,925	4,846
2.13%, 5/15/2025	105,395	101,669
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.88%, 5/31/2025	40,158	39,498
2.00%, 8/15/2025	141,304	135,392
2.25%, 11/15/2025	110,049	105,888
0.38%, 1/31/2026	45,675	41,116
0.50%, 2/28/2026	403,160	363,757
2.50%, 2/28/2026	12,550	12,149
0.75%, 4/30/2026	15,670	14,214
0.88%, 6/30/2026	248,957	226,045
0.88%, 9/30/2026	237,283	214,361
2.00%, 11/15/2026	10,000	9,441
1.75%, 12/31/2026	64,262	60,057
1.50%, 1/31/2027	5,196	4,795
2.63%, 5/31/2027	200,000	193,703
2.75%, 7/31/2027	110,865	107,894
0.38%, 9/30/2027	31,575	27,216
1.25%, 3/31/2028	160,035	142,844
1.25%, 4/30/2028	85,520	76,230
2.88%, 5/15/2028	7,030	6,849
1.25%, 6/30/2028	782,088	694,958
1.00%, 7/31/2028	225,000	196,690
1.75%, 1/31/2029	48,420	44,024
1.88%, 2/28/2029	218,300	200,094
2.88%, 4/30/2029	569,000	553,308
3.25%, 6/30/2029	100,000	99,594
1.13%, 2/15/2031	139,000	118,188
1.63%, 5/15/2031	23,990	21,193
1.25%, 8/15/2031	115,000	97,880
1.38%, 11/15/2031	78,783	67,486
1.88%, 2/15/2032	412,700	368,980
2.88%, 5/15/2032	116,650	113,697
U.S. Treasury STRIPS Bonds
4.69%, 2/15/2023 (a)	39,322	38,817
2.82%, 8/15/2023 (a)	72,910	70,660
2.33%, 2/15/2024 (a)	92,209	87,863
3.04%, 5/15/2024 (a)	67,278	63,531
3.25%, 8/15/2024 (a)	51,591	48,332
8.24%, 11/15/2024 (a)	3,200	2,972
6.96%, 2/15/2025 (a)	6,601	6,075
5.48%, 2/15/2026 (a)	6,700	5,955
5.65%, 5/15/2026 (a)	24,999	22,045
0.68%, 11/15/2026 (a)	10,990	9,533
1.36%, 11/15/2027 (a)	50,000	41,927
1.66%, 8/15/2029 (a)	100,000	79,370
1.81%, 11/15/2030 (a)	100,000	76,355
4.68%, 5/15/2032 (a)	113,297	82,162
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.55%, 8/15/2032 (a)	149,800	107,766
3.93%, 11/15/2032 (a)	122,788	87,474
4.08%, 2/15/2033 (a)	36,300	25,631
4.25%, 5/15/2033 (a)	108,105	75,708
5.99%, 8/15/2033 (a)	24,963	17,324
6.77%, 11/15/2033 (a)	33,709	23,198
Total U.S. Treasury Obligations (Cost $9,695,524)		8,664,311
Corporate Bonds — 24.2%
Aerospace & Defense — 0.8%
Airbus SE (France)
3.15%, 4/10/2027 (b)	4,909	4,676
3.95%, 4/10/2047 (b)	1,046	899
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	4,934
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	11,828
5.80%, 10/11/2041 (b)	2,500	2,594
3.00%, 9/15/2050 (b)	5,645	4,000
Boeing Co. (The)
1.17%, 2/4/2023	11,110	10,993
1.95%, 2/1/2024	15,770	15,258
1.43%, 2/4/2024	36,715	35,197
4.88%, 5/1/2025	9,325	9,351
2.75%, 2/1/2026	10,982	10,275
2.20%, 2/4/2026	22,360	20,461
3.10%, 5/1/2026	9,560	9,026
5.04%, 5/1/2027	9,155	9,127
5.15%, 5/1/2030	14,590	14,360
3.60%, 5/1/2034	5,076	4,130
5.71%, 5/1/2040	12,565	11,985
5.81%, 5/1/2050	14,000	13,428
L3Harris Technologies, Inc.
1.80%, 1/15/2031	14,120	11,244
4.85%, 4/27/2035	1,918	1,866
Leidos, Inc. 2.30%, 2/15/2031	8,020	6,295
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	13,130
Raytheon Technologies Corp.
3.20%, 3/15/2024	2,992	2,962
4.50%, 6/1/2042	13,927	13,192
4.15%, 5/15/2045	7,861	6,906
3.75%, 11/1/2046	7,060	5,873
4.35%, 4/15/2047	4,020	3,662
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
2.82%, 9/1/2051	10,000	6,991
3.03%, 3/15/2052	3,840	2,795
		267,438
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	16,187	15,402
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,567
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	8,695	8,950
Hyundai Capital America
1.15%, 11/10/2022 (b)	26,248	26,118
1.80%, 10/15/2025 (b)	8,870	8,048
1.30%, 1/8/2026 (b)	7,365	6,518
1.50%, 6/15/2026 (b)	17,530	15,340
2.38%, 10/15/2027 (b)	9,020	7,863
1.80%, 1/10/2028 (b)	12,950	10,763
Mercedes-Benz Finance North America LLC (Germany)
3.35%, 2/22/2023 (b)	5,000	4,992
3.30%, 5/19/2025 (b)	1,200	1,168
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	39,109	36,209
4.81%, 9/17/2030 (b)	13,000	11,638
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	10,253
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	12,310	10,439
		158,299
Banks — 4.5%
ABN AMRO Bank NV (Netherlands)
(USD Swap Semi 5 Year + 2.20%), 4.40%, 3/27/2028 (c) (d)	12,600	12,451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (d)	15,800	13,207
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	23,174	22,981
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	2,000	1,884
2.55%, 2/13/2030 (b)	3,050	2,623
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	1,834	1,803
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (b) (d)	4,560	4,243
Banco Santander SA (Spain)
5.15%, 8/18/2025	14,200	14,132
1.85%, 3/25/2026	20,400	18,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	8,600	7,403
4.38%, 4/12/2028	6,600	6,213
2.75%, 12/3/2030	10,800	8,386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (d)	19,800	15,136
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	1,890	1,882
Series L, 3.95%, 4/21/2025	4,782	4,734
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	1,840	1,782
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	5,215	5,042
(SOFR + 1.33%), 3.38%, 4/2/2026 (d)	23,410	22,590
4.25%, 10/22/2026	6,055	5,964
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	6,250	5,601
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	9,615	8,532
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	10,025	9,523
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	26,190	25,528
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (d)	29,628	27,890
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	49,969	46,284
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	7,135	6,754
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	19,095	16,234
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	22,915	18,996
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	19,870	16,241
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	54,117	38,750
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (d)	34,388	29,570
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d)	5,021	4,573
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (b)	23,810	21,057
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (d)	21,420	21,263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	10,428	8,179
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (d)	12,126	11,178
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (d)	4,819	4,227
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (d)	5,062	4,166
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (d)	12,958	10,945
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (d)	26,002	20,120
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	8,000	7,307
Citigroup, Inc.
3.88%, 3/26/2025	3,077	3,044
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	6,470	6,341
(SOFR + 1.37%), 4.14%, 5/24/2025 (d)	11,110	11,035
4.40%, 6/10/2025	13,411	13,352
4.30%, 11/20/2026	6,200	6,113
4.45%, 9/29/2027	1,491	1,454
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (d)	12,240	11,719
6.63%, 1/15/2028	3,363	3,657
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	41,323	38,918
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	11,100	10,302
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (d)	6,399	6,087
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	17,190	13,893
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	3,330	2,890
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	1,901	1,389
5.30%, 5/6/2044	698	679
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citizens Financial Group, Inc. 2.85%, 7/27/2026	7,670	7,263
Comerica, Inc. 4.00%, 2/1/2029	8,910	8,590
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	4,795	3,578
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	6,982
3.75%, 7/21/2026	8,564	8,167
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (d)	12,800	12,033
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	4,405	4,319
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (d)	15,810	14,510
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (d)	8,688	7,634
2.81%, 1/11/2041 (b)	9,880	6,665
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (b) (d)	35,450	35,076
Discover Bank 4.25%, 3/13/2026	8,109	7,933
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (d)	22,075	19,099
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	12,403	12,335
(SOFR + 1.54%), 1.64%, 4/18/2026 (d)	2,400	2,185
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (d)	4,932	4,791
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	5,100	4,442
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	17,888	16,828
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	25,865	21,868
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	13,465	11,144
(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	20,470	16,174
7.63%, 5/17/2032	4,950	5,635
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	13,085	10,398
6.10%, 1/14/2042	3,835	4,151
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,473
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	8,840	7,828
KeyCorp
4.15%, 10/29/2025	4,755	4,705
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	3,780	3,682
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	6,788	6,768
4.58%, 12/10/2025	4,700	4,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	15,180	14,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	12,150	10,732
4.38%, 3/22/2028	6,745	6,516
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (d)	14,590	12,803
2.05%, 7/17/2030	23,420	19,019
3.75%, 7/18/2039	10,875	9,360
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b)	5,440	5,417
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	13,350	12,388
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	16,739	14,569
3.17%, 9/11/2027	4,000	3,694
(SOFR + 1.57%), 2.87%, 9/13/2030 (d)	11,274	9,700
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (b)	10,430	8,281
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	16,395	14,627
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (d)	11,990	11,778
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (d)	2,780	2,764
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	5,845	5,778
4.80%, 4/5/2026	11,867	11,801
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	4,475	4,043
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	5,794	5,575
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	6,946	6,457
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	31,620	27,871
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	5,627
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (d)	1,795	1,679
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	14,830	12,827
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	7,200	7,202
4.25%, 4/14/2025 (b)	20,735	20,303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (d)	8,995	7,839
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (d)	7,650	6,621
3.00%, 1/22/2030 (b)	6,844	5,741
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (d)	31,110	24,378
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (d)	5,900	4,060
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,358
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	3,200	3,183
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (d)	9,000	8,462
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (d)	30,497	26,748
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (d)	2,000	1,852
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b)	1,246	1,239
1.47%, 7/8/2025	12,865	11,823
2.63%, 7/14/2026	6,102	5,684
3.01%, 10/19/2026	2,517	2,368
3.04%, 7/16/2029	25,422	22,484
Truist Financial Corp. 4.00%, 5/1/2025	4,143	4,132
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (d)	14,000	12,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (d)	10,885	9,210
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (d)	15,000	12,935
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (d)	5,000	4,477
US Bancorp
7.50%, 6/1/2026	1,256	1,394
Series X, 3.15%, 4/27/2027	1,924	1,854
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	43,829	41,286
4.30%, 7/22/2027	2,925	2,878
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,119	8,511
5.38%, 11/2/2043	2,755	2,747
4.65%, 11/4/2044	11,097	10,003
4.40%, 6/14/2046	4,816	4,218
(SOFR + 2.13%), 4.61%, 4/25/2053 (d)	2,800	2,568
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	1,818
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	5,855	5,573
3.13%, 11/18/2041	11,364	8,204
		1,480,554
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	21,807	21,098
4.90%, 2/1/2046	12,184	11,567
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,345
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,392
4.44%, 10/6/2048	28,858	25,652
4.75%, 4/15/2058	9,838	8,977
5.80%, 1/23/2059	605	645
4.60%, 6/1/2060	7,010	6,218
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	13,140	11,710
1.85%, 9/1/2032	11,205	8,756
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	29

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	4,447
5.25%, 11/15/2048	3,091	3,008
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	15,000	11,672
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	648	653
3.20%, 5/1/2030	13,500	12,101
4.42%, 12/15/2046	3,746	3,257
Molson Coors Beverage Co. 4.20%, 7/15/2046	5,000	4,116
		147,614
Biotechnology — 0.4%
AbbVie, Inc.
3.85%, 6/15/2024	3,041	3,026
3.20%, 11/21/2029	27,601	25,210
4.55%, 3/15/2035	3,881	3,724
4.50%, 5/14/2035	15,614	14,850
4.05%, 11/21/2039	16,908	14,904
4.63%, 10/1/2042	9,850	9,043
4.40%, 11/6/2042	12,902	11,672
4.75%, 3/15/2045	7,000	6,535
4.45%, 5/14/2046	2,145	1,929
4.25%, 11/21/2049	10,194	8,964
Amgen, Inc. 3.15%, 2/21/2040	5,870	4,639
Baxalta, Inc. (Japan) 5.25%, 6/23/2045	327	323
Biogen, Inc. 2.25%, 5/1/2030	10,880	8,888
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,448
2.60%, 10/1/2040	11,110	8,071
		129,226
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,627
6.50%, 8/15/2032	10,095	10,759
4.50%, 5/15/2047	3,130	2,649
		18,035
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
2.80%, 5/4/2026	1,043	1,008
3.30%, 8/23/2029	1,413	1,320
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,789
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Blackstone Secured Lending Fund 3.65%, 7/14/2023	13,980	13,848
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,462
4.85%, 3/29/2029	5,160	5,051
4.70%, 9/20/2047	1,075	929
Charles Schwab Corp. (The)
3.20%, 3/2/2027	5,710	5,527
3.20%, 1/25/2028	1,270	1,211
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	4,326	4,222
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	8,035	7,995
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	6,850	6,338
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (d)	9,320	8,327
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (d)	23,817	23,705
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (d)	25,020	21,053
4.28%, 1/9/2028 (b)	12,016	10,787
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (d)	2,991	2,591
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	14,885	11,250
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	26,205	25,273
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	13,585	11,976
(SOFR + 1.72%), 3.04%, 5/28/2032 (d)	15,977	12,370
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,485
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	5,018	4,919
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	13,398	13,049
4.25%, 10/21/2025	10,573	10,429
3.50%, 11/16/2026	18,000	17,291
3.85%, 1/26/2027	18,677	18,095
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	32,000	28,470
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	14,889	13,225
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	15,385	14,560
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	47,377	44,783
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	11,700	9,667
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	12,855	10,406
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
6.75%, 10/1/2037	1,435	1,591
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	4,600	4,010
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (d)	16,126	14,673
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	1,000	766
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	5,469	4,309
Jefferies Group LLC 6.45%, 6/8/2027	3,725	3,885
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (b)	6,300	6,226
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (d)	8,095	6,307
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (d)	6,735	5,893
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	22,700	22,262
Morgan Stanley
(SOFR + 1.16%), 3.62%, 4/17/2025 (d)	5,000	4,926
(SOFR + 1.15%), 2.72%, 7/22/2025 (d)	5,034	4,863
5.00%, 11/24/2025	4,868	4,944
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	31,115	29,227
3.13%, 7/27/2026	6,707	6,390
4.35%, 9/8/2026	1,640	1,621
3.63%, 1/20/2027	14,939	14,514
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	5,806	5,274
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	13,333	12,587
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	7,397	6,982
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (d)	17,528	17,075
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	11,200	8,790
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	10,600	9,861
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	9,350	7,294
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,328
2.68%, 7/16/2030	12,180	9,934
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	2,762	2,568
S&P Global, Inc. 2.90%, 3/1/2032 (b)	13,602	12,064
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (b)	2,500	2,473
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (b) (d)	15,100	13,309
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (d)	17,135	16,819
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (d)	17,350	15,069
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (d)	6,470	5,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (d)	10,750	8,406
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (d)	10,550	8,453
		678,757
Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b)	4,179	4,111
Albemarle Corp. 5.45%, 12/1/2044	3,800	3,634
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,442
4.95%, 6/1/2043	16,825	14,955
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	251
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	12,284
International Flavors & Fragrances, Inc.
3.27%, 11/15/2040 (b)	7,650	5,824
5.00%, 9/26/2048	4,346	3,987
3.47%, 12/1/2050 (b)	12,621	9,257
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,926
LYB International Finance III LLC
2.25%, 10/1/2030	4,336	3,553
4.20%, 10/15/2049	4,468	3,589
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,915
5.25%, 1/15/2045	4,729	4,627
5.00%, 4/1/2049	4,150	4,106
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,437
		85,898
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	31

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,708
Construction & Engineering — 0.1%
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	789
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	13,622
3.05%, 10/1/2041	3,330	2,348
		16,759
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,765
5.13%, 5/18/2045 (b)	6,052	5,799
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	5,513
3.20%, 7/15/2051	4,840	3,391
		17,468
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	31,000	30,839
1.15%, 10/29/2023	15,795	15,108
4.88%, 1/16/2024	4,135	4,115
3.50%, 1/15/2025	844	807
6.50%, 7/15/2025	13,141	13,456
4.45%, 10/1/2025	4,342	4,204
1.75%, 1/30/2026	8,311	7,326
4.45%, 4/3/2026	5,633	5,413
3.00%, 10/29/2028	12,605	10,716
American Express Co. 2.55%, 3/4/2027	6,000	5,572
American Honda Finance Corp. 2.30%, 9/9/2026	1,185	1,105
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (b)	9,770	9,659
5.25%, 5/15/2024 (b)	7,708	7,557
3.95%, 7/1/2024 (b)	16,176	15,446
2.88%, 2/15/2025 (b)	33,120	30,370
5.50%, 1/15/2026 (b)	33,000	31,820
2.13%, 2/21/2026 (b)	28,294	24,387
4.25%, 4/15/2026 (b)	12,901	11,890
4.38%, 5/1/2026 (b)	5,010	4,631
2.53%, 11/18/2027 (b)	110,463	90,215
Capital One Financial Corp.
3.20%, 2/5/2025	6,093	5,936
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
4.20%, 10/29/2025	3,000	2,962
(SOFR + 2.16%), 4.98%, 7/24/2026 (d)	4,630	4,624
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,798	2,465
(SOFR + 2.06%), 4.93%, 5/10/2028 (d)	13,674	13,522
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	16,445	13,107
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	11,589
1.25%, 1/8/2026	24,223	21,341
4.35%, 1/17/2027	2,036	1,966
2.35%, 1/8/2031	10,244	7,932
2.70%, 6/10/2031	20,010	15,703
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,431
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	18,247	18,141
5.50%, 2/15/2024 (b)	23,761	23,463
		476,818
Containers & Packaging — 0.0% ^
International Paper Co. 8.70%, 6/15/2038	2,650	3,323
WRKCo, Inc.
3.00%, 9/15/2024	920	895
3.75%, 3/15/2025	7,570	7,439
3.90%, 6/1/2028	2,870	2,756
		14,413
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,825
Clark University 3.32%, 7/1/2052	7,000	5,288
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,775
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,802
University of Southern California Series A, 3.23%, 10/1/2120	9,370	6,032
		31,722
Diversified Financial Services — 0.3%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,166
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	11,667	11,187
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	3,907	3,905
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	26,416
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Financial Services — continued
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (b)	4,255	4,252
3.56%, 2/28/2024 (b)	8,350	8,245
ORIX Corp. (Japan) 3.70%, 7/18/2027	4,000	3,827
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	12,505	12,506
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	8,545
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024 (b)	3,440	3,402
2.35%, 10/15/2026 (b)	6,000	5,558
4.40%, 5/27/2045 (b)	3,421	3,279
3.30%, 9/15/2046 (b)	3,050	2,471
		99,759
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,037
2.25%, 2/1/2032	26,520	21,401
3.50%, 6/1/2041	35,836	28,247
3.65%, 6/1/2051	16,997	13,006
3.55%, 9/15/2055	25,312	18,533
3.80%, 12/1/2057	4,454	3,371
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,640
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	1,954
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	7,912
Verizon Communications, Inc.
4.13%, 3/16/2027	1,711	1,700
2.10%, 3/22/2028	12,209	10,790
4.33%, 9/21/2028	11,983	11,826
1.68%, 10/30/2030	2,840	2,258
2.36%, 3/15/2032	9,530	7,818
2.65%, 11/20/2040	27,316	19,717
3.40%, 3/22/2041	7,000	5,639
3.70%, 3/22/2061	6,890	5,312
		166,161
Electric Utilities — 1.5%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	3,057
3.15%, 9/15/2049	2,680	2,026
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,100
6.00%, 3/1/2039	769	842
4.10%, 1/15/2042	923	797
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,104
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,871
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,437
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	3,085
3.20%, 9/15/2049	8,020	6,199
2.90%, 6/15/2050	7,770	5,694
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	950
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,343
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,616
5.95%, 12/15/2036	840	877
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	3,064
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,127
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,292
3.75%, 9/1/2046	16,415	12,832
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,473
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,743
Series YYY, 3.25%, 10/1/2049	6,895	5,290
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,708
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,684
4.10%, 3/15/2043	1,569	1,399
4.15%, 12/1/2044	2,258	2,012
3.70%, 10/15/2046	1,616	1,346
2.90%, 8/15/2051	9,495	6,949
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,387
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,370
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.78%, 1/7/2032 (b)	6,275	5,117
Edison International
5.75%, 6/15/2027	2,000	2,027
4.13%, 3/15/2028	6,730	6,352
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	8,307
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,086
6.00%, 10/7/2039 (b)	897	871
Entergy Arkansas LLC
3.50%, 4/1/2026	2,631	2,576
2.65%, 6/15/2051	8,425	5,748
Entergy Corp. 2.95%, 9/1/2026	2,469	2,326
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,613
3.25%, 4/1/2028	1,551	1,454
3.05%, 6/1/2031	4,606	4,117
4.00%, 3/15/2033	3,430	3,254
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,243
5.30%, 10/1/2041	8,968	9,109
Evergy, Inc. 2.90%, 9/15/2029	14,800	12,985
Exelon Corp. 3.40%, 4/15/2026	1,177	1,142
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	40,720	37,549
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	830	723
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,589
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	2,642	2,841
ITC Holdings Corp.
2.70%, 11/15/2022	900	899
2.95%, 5/14/2030 (b)	6,820	5,959
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	6,037
6.15%, 6/1/2037	1,740	1,797
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,524	3,484
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,976
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	12,530	12,095
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	803
5.38%, 9/15/2040	1,287	1,307
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.45%, 5/15/2041	3,354	3,388
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,490
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,154
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	3,051	2,961
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	7,643
2.45%, 12/2/2027 (b)	13,055	11,177
Ohio Edison Co. 6.88%, 7/15/2036	780	904
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	2,085	2,037
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,162
Pacific Gas and Electric Co.
1.70%, 11/15/2023	4,825	4,661
3.25%, 2/16/2024	26,475	25,896
3.45%, 7/1/2025	8,635	8,231
2.95%, 3/1/2026	5,955	5,413
4.45%, 4/15/2042	3,200	2,426
3.75%, 8/15/2042 (e)	2,882	1,992
4.30%, 3/15/2045	4,900	3,551
4.00%, 12/1/2046	5,000	3,449
PacifiCorp 4.15%, 2/15/2050	2,300	2,060
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,662
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,453
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,121
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,216
Series A-4, 5.21%, 12/1/2047	7,600	7,910
Series A-5, 5.10%, 6/1/2052	15,355	15,850
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,365
PPL Electric Utilities Corp.
2.50%, 9/1/2022	1,543	1,543
3.00%, 10/1/2049	10,000	7,492
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,887
Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	965
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	3,901	4,311
Series K, 3.15%, 8/15/2051	12,330	8,944
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,136
5.38%, 11/1/2039	1,021	1,047
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,092
Series A-3, 2.51%, 11/15/2043	7,950	5,523
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	2,854	2,841
Series B, 3.65%, 3/1/2028	4,300	4,086
6.00%, 1/15/2034	895	949
6.05%, 3/15/2039	2,197	2,299
3.90%, 12/1/2041	3,408	2,739
Series C, 4.13%, 3/1/2048	1,800	1,497
Series 20A, 2.95%, 2/1/2051	3,000	2,023
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,537
State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,000
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,456
Union Electric Co.
2.95%, 6/15/2027	2,862	2,712
4.00%, 4/1/2048	1,600	1,401
3.90%, 4/1/2052	6,367	5,600
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,272
Series A, 6.00%, 5/15/2037	2,100	2,302
Xcel Energy, Inc. 4.80%, 9/15/2041	829	769
		502,655
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	1,794	1,892
4.00%, 11/2/2032	1,247	1,192
		3,084
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,597
3.25%, 9/8/2024	3,162	3,091
3.88%, 1/12/2028	3,541	3,340
Corning, Inc. 5.35%, 11/15/2048	6,270	6,202
		14,230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	10,000	9,741
5.13%, 9/15/2040	3,910	3,780
Halliburton Co.
4.85%, 11/15/2035	3,583	3,405
4.75%, 8/1/2043	2,375	2,107
7.60%, 8/15/2096 (b)	2,242	2,285
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b)	3,461	3,436
4.00%, 12/21/2025 (b)	48	47
3.90%, 5/17/2028 (b)	7,052	6,728
		31,529
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	4,473	4,410
3.55%, 4/14/2025	3,599	3,515
Walt Disney Co. (The)
8.88%, 4/26/2023	942	974
9.50%, 7/15/2024	1,525	1,677
7.63%, 11/30/2028	2,690	3,106
		13,682
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,144
1.88%, 2/1/2033	12,120	9,122
4.00%, 2/1/2050	9,430	7,750
American Tower Corp.
5.00%, 2/15/2024	4,305	4,347
3.38%, 10/15/2026	4,378	4,129
1.50%, 1/31/2028	10,510	8,839
2.10%, 6/15/2030	8,940	7,216
1.88%, 10/15/2030	19,410	15,306
Boston Properties LP
3.13%, 9/1/2023	3,155	3,124
3.20%, 1/15/2025	4,331	4,226
3.65%, 2/1/2026	3,157	3,068
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,675
3.85%, 2/1/2025	6,613	6,448
2.50%, 8/16/2031	6,530	5,053
Corporate Office Properties LP 2.00%, 1/15/2029	3,440	2,717
Crown Castle, Inc. 4.00%, 3/1/2027	2,066	2,005
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	35

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,393
Duke Realty LP 3.25%, 6/30/2026	1,814	1,732
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,072
Essex Portfolio LP 1.65%, 1/15/2031	8,950	6,955
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,456
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,878
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	9,814	8,457
2.00%, 3/15/2031	8,000	6,223
Healthpeak Properties, Inc. 3.40%, 2/1/2025	162	158
Life Storage LP 2.40%, 10/15/2031	15,650	12,490
LifeStorage LP 3.50%, 7/1/2026	8,937	8,605
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	8,650
1.70%, 2/15/2031	5,500	4,369
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	4,949
3.60%, 12/15/2026	5,527	5,263
Office Properties Income Trust
4.25%, 5/15/2024	11,000	10,471
2.40%, 2/1/2027	15,955	12,065
3.45%, 10/15/2031	9,000	6,000
Physicians Realty LP
4.30%, 3/15/2027	4,500	4,363
3.95%, 1/15/2028	2,100	1,979
2.63%, 11/1/2031	6,195	4,965
Prologis LP 2.25%, 4/15/2030	3,830	3,329
Public Storage
1.50%, 11/9/2026	4,237	3,848
1.95%, 11/9/2028	11,113	9,756
2.25%, 11/9/2031	9,333	7,821
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,308
3.00%, 1/15/2027	2,243	2,109
1.80%, 3/15/2033	2,865	2,180
Regency Centers LP
4.13%, 3/15/2028	1,755	1,686
2.95%, 9/15/2029	10,600	9,254
Sabra Health Care LP 3.20%, 12/1/2031	9,610	7,641
Safehold Operating Partnership LP
2.80%, 6/15/2031	12,000	9,645
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
2.85%, 1/15/2032	2,972	2,354
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	9,593
3.25%, 10/28/2025 (b)	5,595	5,319
Scentre Group Trust 2 (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (d)	17,060	15,759
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.12%, 9/24/2080 (b) (d)	10,425	8,952
Simon Property Group LP 3.25%, 9/13/2049	12,865	9,330
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,488
UDR, Inc.
2.95%, 9/1/2026	3,831	3,572
3.50%, 1/15/2028	1,354	1,258
3.00%, 8/15/2031	4,750	4,048
2.10%, 8/1/2032	5,520	4,253
3.10%, 11/1/2034	6,440	5,269
Ventas Realty LP
3.75%, 5/1/2024	4,032	3,988
3.50%, 2/1/2025	1,929	1,883
4.13%, 1/15/2026	770	755
3.25%, 10/15/2026	7,254	6,856
3.85%, 4/1/2027	4,308	4,133
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,602
Welltower, Inc.
3.10%, 1/15/2030	2,920	2,575
6.50%, 3/15/2041	460	506
4.95%, 9/1/2048	5,000	4,704
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,248
4.25%, 10/1/2026	4,970	4,838
2.45%, 2/1/2032	10,980	8,743
2.25%, 4/1/2033	12,000	9,125
		423,390
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
1.30%, 2/10/2028 (b)	9,074	7,574
2.50%, 2/10/2041 (b)	9,243	6,295
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (b)	7,435	6,974
3.44%, 5/13/2041 (b)	10,460	7,770
3.63%, 5/13/2051 (b)	10,500	7,527
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	4,486	4,816
5.93%, 1/10/2034 (b)	4,368	4,416
Series 2013, 4.70%, 1/10/2036 (b)	8,613	8,250
Series 2014, 4.16%, 8/11/2036 (b)	1,130	1,037
Kroger Co. (The)
5.40%, 7/15/2040	829	831
5.00%, 4/15/2042	9,000	8,629
3.88%, 10/15/2046	11,000	9,167
		73,286
Food Products — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,316
2.75%, 5/14/2031	22,130	18,573
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,416
Cargill, Inc. 4.38%, 4/22/2052 (b)	5,890	5,625
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,250
Kraft Heinz Foods Co.
4.38%, 6/1/2046	6,068	5,155
4.88%, 10/1/2049	2,500	2,268
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	996
4.60%, 6/1/2044	955	929
Tyson Foods, Inc.
4.88%, 8/15/2034	5,000	4,995
5.15%, 8/15/2044	3,000	2,930
		55,453
Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	4,545	4,465
4.15%, 1/15/2043	7,215	6,405
4.13%, 10/15/2044	1,750	1,539
4.13%, 3/15/2049	6,000	5,389
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,933
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,213
4.27%, 3/15/2048 (b)	6,500	5,195
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,928
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,582
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,375
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,428
4.80%, 3/15/2047 (b)	2,649	2,360
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,712
		49,524
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 3.79%, 5/20/2050	2,098	1,734
Boston Scientific Corp. 4.55%, 3/1/2039	5,011	4,686
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,834
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	20,177	16,838
		29,092
Health Care Providers & Services — 1.1%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	8,295
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,321
4.50%, 5/15/2042	1,777	1,583
Banner Health 1.90%, 1/1/2031	13,950	11,414
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	8,208
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,925
Children's Hospital Series 2020, 2.93%, 7/15/2050	11,530	8,006
Cigna Corp. 4.80%, 7/15/2046	1,904	1,779
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,655
2.78%, 10/1/2030	6,205	5,195
4.19%, 10/1/2049	5,540	4,535
3.91%, 10/1/2050	6,600	5,196
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	8,213
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,098
4.88%, 7/20/2035	3,500	3,417
5.05%, 3/25/2048	23,852	22,965
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,375
4.63%, 5/15/2042	3,477	3,300
4.65%, 1/15/2043	3,394	3,213
4.65%, 8/15/2044	4,149	3,893
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	37

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	8,027
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	18,526
HCA, Inc.
5.25%, 6/15/2026	27,070	27,204
5.13%, 6/15/2039	4,805	4,329
5.50%, 6/15/2047	9,870	9,111
3.50%, 7/15/2051	6,831	4,689
4.63%, 3/15/2052 (b)	7,629	6,313
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,739
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,928
Memorial Health Services 3.45%, 11/1/2049	25,595	20,571
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	3,062
MidMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	4,058
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,380
MultiCare Health System 2.80%, 8/15/2050	7,935	5,473
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	4,020
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	6,858
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,778
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	19,018
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,638
Texas Health Resources
2.33%, 11/15/2050	6,717	4,272
4.33%, 11/15/2055	4,275	3,997
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	16,612
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	6,059
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	6,207
3.50%, 8/15/2039	8,210	7,072
2.75%, 5/15/2040	4,800	3,707
3.25%, 5/15/2051	9,695	7,613
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	15,244	12,017
		342,864
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.0% ^
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	1,919
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,490
4.45%, 3/1/2047	3,210	2,979
		11,388
Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	6,800	6,806
MDC Holdings, Inc.
3.85%, 1/15/2030	10,000	8,184
2.50%, 1/15/2031	5,105	3,644
3.97%, 8/6/2061	7,995	4,573
		23,207
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	27,653	26,275
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,709
6.25%, 10/1/2039	11,985	12,628
5.75%, 10/1/2041	1,665	1,654
Southern Power Co. 5.15%, 9/15/2041	7,079	6,810
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	2,585
		60,661
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	28,574	27,018
Insurance — 0.9%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	6,978
3.60%, 4/9/2029 (b)	5,835	5,546
3.20%, 9/16/2040 (b)	7,535	5,987
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	9,487
Assurant, Inc. 4.20%, 9/27/2023	6,049	6,039
Athene Global Funding
2.75%, 6/25/2024 (b)	19,000	18,236
2.50%, 1/14/2025 (b)	3,477	3,266
1.45%, 1/8/2026 (b)	13,850	12,294
2.95%, 11/12/2026 (b)	42,215	38,330
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,768
4.30%, 5/15/2043	2,795	2,632
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
4.25%, 1/15/2049	8,780	8,273
3.85%, 3/15/2052	15,450	13,329
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,624
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	10,008
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	13,295	12,500
3.85%, 4/5/2029 (b)	9,710	8,937
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	11,401
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,694
4.85%, 1/24/2077 (b)	1,663	1,504
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,455
Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	8,669
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,043
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	2,966
3.95%, 10/15/2050 (b)	6,000	4,619
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,471
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,821
New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	4,584
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,986
4.45%, 5/15/2069 (b)	11,250	9,978
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	12,520	10,933
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	3,766	3,239
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	8,066
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	11,299
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	7,600	7,220
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,536
4.27%, 5/15/2047 (b)	5,480	4,935
		293,653
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,858
3.95%, 4/13/2052	27,400	24,916
3.25%, 5/12/2061	7,000	5,316
		39,090
IT Services — 0.2%
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	12,471
2.30%, 9/14/2031	10,000	7,951
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,742
4.40%, 7/1/2049	5,835	5,065
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,199
2.90%, 11/15/2031	9,690	7,850
5.95%, 8/15/2052	3,625	3,513
		48,791
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	5,229
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,388
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,390
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,084
		15,862
Media — 0.6%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,330
5.38%, 4/1/2038	4,923	4,317
3.50%, 6/1/2041	12,020	8,329
3.50%, 3/1/2042	7,800	5,388
4.80%, 3/1/2050	13,160	10,330
3.70%, 4/1/2051	19,270	12,858
3.90%, 6/1/2052	9,380	6,355
Comcast Corp.
3.38%, 8/15/2025	2,773	2,727
3.55%, 5/1/2028	6,115	5,896
4.25%, 1/15/2033	16,564	16,062
4.20%, 8/15/2034	3,361	3,215
3.25%, 11/1/2039	19,265	15,690
3.75%, 4/1/2040	8,535	7,407
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.00%, 11/1/2049	5,553	4,744
2.89%, 11/1/2051	14,886	10,481
4.05%, 11/1/2052	1,350	1,159
2.94%, 11/1/2056	8,588	5,818
2.65%, 8/15/2062	6,885	4,364
2.99%, 11/1/2063	962	643
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	2,907
2.95%, 10/1/2050 (b)	8,375	5,653
Discovery Communications LLC
3.63%, 5/15/2030	1,950	1,708
5.20%, 9/20/2047	11,160	9,139
4.00%, 9/15/2055	6,989	4,630
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,487
6.13%, 1/31/2046	1,332	1,446
Paramount Global
4.00%, 1/15/2026	4,293	4,224
2.90%, 1/15/2027	2,792	2,594
4.38%, 3/15/2043	6,243	4,711
4.90%, 8/15/2044	2,004	1,595
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,644
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,355
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,286
7.30%, 7/1/2038	2,197	2,257
6.75%, 6/15/2039	1,794	1,744
5.88%, 11/15/2040	7,325	6,562
5.50%, 9/1/2041	6,940	5,959
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	3,502
		195,516
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,194
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,931
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (b)	4,240	4,229
4.63%, 4/29/2024 (b)	1,967	1,970
2.50%, 9/1/2030 (b)	16,105	13,095
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	5,845	5,170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
Nucor Corp. 2.98%, 12/15/2055	4,465	2,984
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,504
3.25%, 10/15/2050	3,519	2,399
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	9,680	8,742
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	24,010
		72,228
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	7,263	5,533
Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,342
3.00%, 5/15/2026	3,458	3,279
2.95%, 2/15/2027	2,426	2,251
3.45%, 8/15/2027	1,250	1,188
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,895
Series 2017, 3.88%, 6/15/2047	3,355	2,822
4.50%, 5/15/2058	1,724	1,555
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,708
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,268
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,818
Series F, 5.25%, 8/1/2033	5,067	5,125
7.00%, 6/15/2038	1,076	1,218
Series C, 4.90%, 8/1/2041	1,840	1,758
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,223
NiSource, Inc.
2.95%, 9/1/2029	7,940	7,066
5.80%, 2/1/2042	6,726	6,710
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,737
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	12,367
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,674
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	1,961
Series FFF, 6.13%, 9/15/2037	973	1,069
3.95%, 11/15/2041	2,690	2,280
2.95%, 8/15/2051	17,150	12,680
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	1,889	1,858
3.25%, 6/15/2026	1,690	1,615
5.88%, 3/15/2041	10,518	10,951
4.40%, 6/1/2043	1,392	1,206
3.95%, 10/1/2046	2,136	1,704
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,608
		109,936
Oil, Gas & Consumable Fuels — 2.1%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	18,019	16,074
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	1,962
4.25%, 7/15/2027 (b)	7,325	7,073
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	5,781	5,776
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,285
BP Capital Markets America, Inc.
3.41%, 2/11/2026	8,485	8,328
3.02%, 1/16/2027	10,588	10,128
2.94%, 6/4/2051	25,080	17,973
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	6,422	6,149
Buckeye Partners LP
5.85%, 11/15/2043	11,805	9,007
5.60%, 10/15/2044	6,000	4,460
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	3,650	3,724
5.13%, 6/30/2027	7,481	7,466
2.74%, 12/31/2039	10,205	7,957
Chevron USA, Inc. 8.00%, 4/1/2027	1,300	1,513
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	15,798
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,570
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,577
4.13%, 1/16/2025	3,333	3,134
5.38%, 6/26/2026	5,409	5,069
Energy Transfer LP
4.75%, 1/15/2026	4,911	4,869
3.90%, 7/15/2026	9,761	9,336
4.40%, 3/15/2027	2,695	2,611
5.50%, 6/1/2027	2,916	2,945
4.95%, 5/15/2028	7,315	7,151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
4.15%, 9/15/2029	14,071	12,953
7.50%, 7/1/2038	2,695	2,916
6.05%, 6/1/2041	4,475	4,347
6.10%, 2/15/2042	7,220	6,916
5.95%, 10/1/2043	3,950	3,716
5.30%, 4/1/2044	1,840	1,613
5.00%, 5/15/2044 (e)	8,600	7,325
6.25%, 4/15/2049	5,655	5,541
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,134
5.70%, 10/1/2040 (b)	4,843	4,808
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,457
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,679
3.70%, 2/15/2026	3,040	3,002
3.95%, 2/15/2027	2,705	2,675
Series J, 5.75%, 3/1/2035	2,509	2,528
7.55%, 4/15/2038	455	536
5.95%, 2/1/2041	1,259	1,313
4.45%, 2/15/2043	455	402
5.10%, 2/15/2045	1,758	1,677
4.95%, 10/15/2054	1,189	1,084
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	6,857
EQT Corp. 3.90%, 10/1/2027	4,517	4,276
Equinor ASA (Norway) 2.88%, 4/6/2025	5,765	5,608
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,664
4.11%, 3/1/2046	2,726	2,509
3.10%, 8/16/2049	17,965	14,074
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	13,075	10,796
4.32%, 12/30/2039 (b)	9,235	7,226
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	16,361	13,546
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	9,310	9,071
2.60%, 10/15/2025 (b)	34,443	31,692
3.45%, 10/15/2027 (b)	12,470	11,417
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	21,813	21,160
5.88%, 4/1/2026 (b)	22,175	22,368
Kinder Morgan, Inc. 5.05%, 2/15/2046	6,000	5,471
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	41

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,251
Marathon Petroleum Corp.
4.70%, 5/1/2025	13,546	13,633
6.50%, 3/1/2041	8,270	8,920
MPLX LP
4.50%, 7/15/2023	8,800	8,832
4.80%, 2/15/2029	6,825	6,662
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,223
3.25%, 7/15/2031 (b)	8,283	6,916
NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,113
ONEOK Partners LP
5.00%, 9/15/2023	2,576	2,589
6.65%, 10/1/2036	1,825	1,872
ONEOK, Inc. 5.85%, 1/15/2026	4,700	4,819
Phillips 66 4.88%, 11/15/2044	665	636
Phillips 66 Co.
3.55%, 10/1/2026 (b)	1,453	1,396
3.15%, 12/15/2029 (b)	8,545	7,582
4.90%, 10/1/2046 (b)	3,078	2,906
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	14,706
Plains All American Pipeline LP
5.15%, 6/1/2042	18,910	15,899
4.70%, 6/15/2044	9,300	7,353
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,765	3,835
5.00%, 3/15/2027	9,360	9,328
4.50%, 5/15/2030	19,530	18,697
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	1,320	1,274
1.63%, 11/24/2025 (b)	4,660	4,311
Spectra Energy Partners LP 4.50%, 3/15/2045	1,975	1,723
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	11,985
6.80%, 5/15/2038	3,677	4,053
Targa Resources Corp. 4.20%, 2/1/2033	5,030	4,516
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	6,209	6,196
3.50%, 1/15/2028 (b)	908	848
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	12,698
3.46%, 7/12/2049	12,800	10,498
3.13%, 5/29/2050	20,230	15,597
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	6,812
4.75%, 5/15/2038	7,750	7,331
Valero Energy Corp.
2.15%, 9/15/2027	14,850	13,287
7.50%, 4/15/2032	1,081	1,250
Williams Cos., Inc. (The) 2.60%, 3/15/2031	9,675	8,082
		681,921
Personal Products — 0.0% ^
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (b)	9,210	8,366
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,998
4.00%, 9/18/2042	4,270	3,910
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,647
4.55%, 2/20/2048	5,046	4,885
Merck & Co., Inc. 2.75%, 12/10/2051	7,065	5,110
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,873
5.40%, 11/29/2043	5,800	4,755
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,274
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	26,941	25,751
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	8,680
2.05%, 3/31/2030	1,200	1,003
3.03%, 7/9/2040	25,815	20,001
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	3,903
Viatris, Inc.
3.85%, 6/22/2040	8,499	5,904
4.00%, 6/22/2050	1,732	1,119
Zoetis, Inc. 2.00%, 5/15/2030	12,880	10,821
		114,634
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,309
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,470
5.75%, 5/1/2040	3,244	3,568
5.40%, 6/1/2041	9,266	9,841
4.40%, 3/15/2042	2,010	1,906
4.38%, 9/1/2042	4,018	3,793
5.15%, 9/1/2043	3,380	3,505
4.70%, 9/1/2045	3,150	3,076
3.55%, 2/15/2050	5,584	4,664
CSX Corp.
5.50%, 4/15/2041	3,498	3,665
4.10%, 3/15/2044	1,515	1,337
4.75%, 11/15/2048	8,165	7,953
3.35%, 9/15/2049	2,710	2,123
ERAC USA Finance LLC
7.00%, 10/15/2037 (b)	425	480
5.63%, 3/15/2042 (b)	3,104	3,064
Kansas City Southern 4.70%, 5/1/2048	2,500	2,358
Norfolk Southern Corp.
5.59%, 5/17/2025	51	52
3.95%, 10/1/2042	2,888	2,498
4.05%, 8/15/2052	5,192	4,515
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	3,095	3,031
4.20%, 4/1/2027 (b)	2,525	2,429
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (b)	3,000	2,788
3.25%, 3/15/2032	12,450	9,748
Union Pacific Corp.
3.95%, 8/15/2059	6,000	5,111
4.10%, 9/15/2067	1,962	1,678
		84,653
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	4,540
Broadcom, Inc.
2.45%, 2/15/2031 (b)	31,809	25,363
3.14%, 11/15/2035 (b)	40,051	30,346
3.19%, 11/15/2036 (b)	5,766	4,285
KLA Corp. 3.30%, 3/1/2050	7,000	5,470
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,387
Microchip Technology, Inc.
0.97%, 2/15/2024	4,701	4,475
0.98%, 9/1/2024	10,985	10,262
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP BV (China)
2.50%, 5/11/2031	23,775	19,010
3.25%, 5/11/2041	24,465	17,696
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	10,141
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	13,000	12,608
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	10,386	10,400
Xilinx, Inc. 2.38%, 6/1/2030	15,185	13,238
		174,221
Software — 0.2%
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,306
2.92%, 3/17/2052	3,816	3,002
3.04%, 3/17/2062	1,820	1,388
Oracle Corp.
3.90%, 5/15/2035	1,952	1,597
3.60%, 4/1/2040	10,434	7,588
3.65%, 3/25/2041	19,515	14,316
4.00%, 7/15/2046	8,872	6,495
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	12,752
2.00%, 6/30/2030	9,380	7,638
VMware, Inc. 4.65%, 5/15/2027	8,800	8,715
		66,797
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	9,595
Lowe's Cos., Inc.
1.70%, 10/15/2030	2,600	2,084
2.63%, 4/1/2031	4,000	3,427
3.00%, 10/15/2050	7,130	4,888
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,545
		24,539
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.25%, 2/23/2026	798	784
2.45%, 8/4/2026	5,261	5,003
3.45%, 2/9/2045	14,187	12,314
3.85%, 8/4/2046	3,512	3,193
3.75%, 9/12/2047	13,570	12,158
3.75%, 11/13/2047	1,600	1,442
2.70%, 8/5/2051	16,470	12,081
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	43

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Dell International LLC
5.45%, 6/15/2023	2,016	2,037
6.02%, 6/15/2026	33,603	34,902
5.30%, 10/1/2029	6,000	5,945
3.45%, 12/15/2051 (b)	668	437
HP, Inc. 3.00%, 6/17/2027	11,105	10,286
		100,582
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	11,449
1.00%, 1/20/2026 (b)	20,500	18,072
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (d)	11,406	10,144
3.38%, 12/2/2026	4,230	4,041
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	15,245	11,806
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (b)	8,810	7,948
1.50%, 10/13/2026 (b)	19,850	17,531
		80,991
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	21,106
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	11,815
4.39%, 8/15/2037	9,875	7,811
3.73%, 9/25/2040	8,470	5,916
4.54%, 8/15/2047	14,684	10,719
3.98%, 9/25/2050	4,095	2,785
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	9,794
		69,946
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	9,600	8,990
3.25%, 3/1/2025	6,266	5,981
3.38%, 7/1/2025	15,102	14,341
2.88%, 1/15/2026	24,378	22,487
3.75%, 6/1/2026	3,734	3,534
1.88%, 8/15/2026	15,645	13,686
3.63%, 4/1/2027	2,500	2,313
3.25%, 10/1/2029	15,000	12,945
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	7,566
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
5.50%, 12/15/2024 (b)	19,502	19,093
4.13%, 8/1/2025 (b)	7,958	7,467
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (b)	7,945	7,750
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,226
		130,379
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	6,702
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	4,923
6.59%, 10/15/2037	3,354	3,837
4.00%, 12/1/2046	2,241	1,916
		10,676
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	12,995	12,197
4.38%, 4/22/2049	8,284	7,642
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032 (b)	10,000	9,127
4.55%, 3/15/2052 (b)	12,810	11,244
T-Mobile USA, Inc.
3.88%, 4/15/2030	25,095	23,194
3.60%, 11/15/2060	4,000	2,879
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	7,449	6,876
4.88%, 6/19/2049	16,825	14,971
		88,130
Total Corporate Bonds (Cost $9,024,687)		7,905,345
Mortgage-Backed Securities — 18.5%
FHLMC
Pool # 785618, ARM, 3.88%, 7/1/2026 (f)	17	17
Pool # 789758, ARM, 2.47%, 9/1/2032 (f)	19	19
Pool # 847621, ARM, 2.71%, 5/1/2033 (f)	440	444
Pool # 781087, ARM, 2.36%, 12/1/2033 (f)	107	105
Pool # 1B1665, ARM, 2.86%, 4/1/2034 (f)	70	70
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 782870, ARM, 2.99%, 9/1/2034 (f)	430	442
Pool # 782979, ARM, 2.37%, 1/1/2035 (f)	559	570
Pool # 782980, ARM, 2.37%, 1/1/2035 (f)	164	166
Pool # 1G3591, ARM, 1.91%, 8/1/2035 (f)	45	45
Pool # 1Q0007, ARM, 4.02%, 12/1/2035 (f)	113	113
Pool # 1Q0025, ARM, 2.33%, 2/1/2036 (f)	57	58
Pool # 848431, ARM, 2.63%, 2/1/2036 (f)	203	208
Pool # 1G1861, ARM, 2.54%, 3/1/2036 (f)	287	292
Pool # 1J1380, ARM, 3.36%, 3/1/2036 (f)	123	127
Pool # 1H2618, ARM, 3.25%, 5/1/2036 (f)	327	336
Pool # 1L1286, ARM, 3.25%, 5/1/2036 (f)	92	95
Pool # 1G2415, ARM, 3.52%, 5/1/2036 (f)	49	51
Pool # 848068, ARM, 3.23%, 6/1/2036 (f)	470	470
Pool # 1G2557, ARM, 3.34%, 6/1/2036 (f)	627	645
Pool # 848365, ARM, 3.29%, 7/1/2036 (f)	159	163
Pool # 1A1082, ARM, 3.57%, 7/1/2036 (f)	205	211
Pool # 1H2623, ARM, 3.95%, 7/1/2036 (f)	89	92
Pool # 1N0206, ARM, 2.00%, 8/1/2036 (f)	362	369
Pool # 1A1085, ARM, 3.18%, 8/1/2036 (f)	186	191
Pool # 1Q0105, ARM, 3.50%, 9/1/2036 (f)	220	226
Pool # 1B7242, ARM, 3.57%, 9/1/2036 (f)	466	475
Pool # 1G2539, ARM, 1.85%, 10/1/2036 (f)	106	106
Pool # 1N0249, ARM, 2.14%, 10/1/2036 (f)	234	234
Pool # 1J1348, ARM, 2.45%, 10/1/2036 (f)	186	186
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1K0046, ARM, 2.48%, 10/1/2036 (f)	182	180
Pool # 1A1096, ARM, 2.52%, 10/1/2036 (f)	519	531
Pool # 1A1097, ARM, 2.57%, 10/1/2036 (f)	189	194
Pool # 1J1378, ARM, 1.89%, 11/1/2036 (f)	218	221
Pool # 1G2671, ARM, 1.97%, 11/1/2036 (f)	96	96
Pool # 1Q0737, ARM, 2.21%, 11/1/2036 (f)	174	173
Pool # 848115, ARM, 2.58%, 11/1/2036 (f)	137	139
Pool # 782760, ARM, 3.01%, 11/1/2036 (f)	365	376
Pool # 1J1419, ARM, 1.82%, 12/1/2036 (f)	520	528
Pool # 1J1418, ARM, 1.94%, 12/1/2036 (f)	33	33
Pool # 1G1386, ARM, 2.17%, 12/1/2036 (f)	348	352
Pool # 1J1399, ARM, 2.37%, 12/1/2036 (f)	10	10
Pool # 1J1634, ARM, 2.98%, 12/1/2036 (f)	883	903
Pool # 1G1478, ARM, 2.16%, 1/1/2037 (f)	156	156
Pool # 1N1511, ARM, 2.41%, 1/1/2037 (f)	47	47
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (f)	70	71
Pool # 1G1554, ARM, 2.33%, 2/1/2037 (f)	127	127
Pool # 1N0353, ARM, 3.72%, 2/1/2037 (f)	220	222
Pool # 1B7303, ARM, 2.74%, 3/1/2037 (f)	27	27
Pool # 1Q0739, ARM, 3.14%, 3/1/2037 (f)	321	330
Pool # 1J0399, ARM, 2.16%, 4/1/2037 (f)	13	13
Pool # 1J1564, ARM, 2.67%, 4/1/2037 (f)	216	215
Pool # 1Q0783, ARM, 2.56%, 5/1/2037 (f)	239	239
Pool # 1Q0697, ARM, 2.69%, 5/1/2037 (f)	344	351
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1N1477, ARM, 2.72%, 5/1/2037 (f)	92	95
Pool # 1N1463, ARM, 2.91%, 5/1/2037 (f)	21	21
Pool # 1A1193, ARM, 3.03%, 5/1/2037 (f)	237	236
Pool # 1J1621, ARM, 3.56%, 5/1/2037 (f)	236	243
Pool # 1J0533, ARM, 4.12%, 7/1/2037 (f)	22	22
Pool # 1J2945, ARM, 2.00%, 11/1/2037 (f)	42	41
Pool # 1Q0722, ARM, 2.57%, 4/1/2038 (f)	215	222
Pool # 1Q0789, ARM, 2.76%, 5/1/2038 (f)	57	57
Pool # 848699, ARM, 3.29%, 7/1/2040 (f)	153	157
FHLMC Gold Pools, 15 Year Pool # G13603 5.50%, 2/1/2024	1	1
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	102	105
Pool # C91417, 3.50%, 1/1/2032	2,038	2,021
Pool # C91403, 3.50%, 3/1/2032	792	786
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1	1
Pool # C00376, 8.00%, 11/1/2024	1	1
Pool # C00414, 7.50%, 8/1/2025	3	3
Pool # C00452, 7.00%, 4/1/2026	3	3
Pool # G00981, 8.50%, 7/1/2028	9	9
Pool # G02210, 7.00%, 12/1/2028	122	127
Pool # C47315, 6.50%, 8/1/2029	495	517
Pool # G03029, 6.00%, 10/1/2029	42	43
Pool # A88871, 7.00%, 1/1/2031	154	160
Pool # C68485, 7.00%, 7/1/2032	21	22
Pool # G01448, 7.00%, 8/1/2032	28	30
Pool # C75791, 5.50%, 1/1/2033	153	157
Pool # A13625, 5.50%, 10/1/2033	175	185
Pool # A16107, 6.00%, 12/1/2033	83	86
Pool # G01864, 5.00%, 1/1/2034	115	120
Pool # A17537, 6.00%, 1/1/2034	129	137
Pool # A23139, 5.00%, 6/1/2034	351	361
Pool # A61572, 5.00%, 9/1/2034	441	461
Pool # A28796, 6.50%, 11/1/2034	34	36
Pool # G03369, 6.50%, 1/1/2035	484	504
Pool # A70350, 5.00%, 3/1/2035	114	115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A46987, 5.50%, 7/1/2035	384	405
Pool # G05713, 6.50%, 12/1/2035	291	308
Pool # G03777, 5.00%, 11/1/2036	288	301
Pool # C02660, 6.50%, 11/1/2036	88	97
Pool # G02427, 5.50%, 12/1/2036	157	167
Pool # A57681, 6.00%, 12/1/2036	31	33
Pool # G02682, 7.00%, 2/1/2037	37	39
Pool # G04949, 6.50%, 11/1/2037	267	284
Pool # G03666, 7.50%, 1/1/2038	362	393
Pool # G04952, 7.50%, 1/1/2038	200	213
Pool # G04077, 6.50%, 3/1/2038	241	259
Pool # G05671, 5.50%, 8/1/2038	301	318
Pool # G05190, 7.50%, 9/1/2038	136	143
Pool # C03466, 5.50%, 3/1/2040	111	118
Pool # A93383, 5.00%, 8/1/2040	1,184	1,237
Pool # A93511, 5.00%, 8/1/2040	3,997	4,162
Pool # G06493, 4.50%, 5/1/2041	7,226	7,382
Pool # V80351, 3.00%, 8/1/2043	14,908	14,168
Pool # Q52834, 4.00%, 12/1/2047	1,521	1,506
Pool # Z40179, 4.00%, 7/1/2048	25,451	25,289
Pool # Q57995, 5.00%, 8/1/2048	3,500	3,603
Pool # Q61104, 4.00%, 1/1/2049	1,198	1,187
Pool # Q61107, 4.00%, 1/1/2049	2,492	2,476
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	6	6
Pool # G20027, 10.00%, 10/1/2030	23	24
Pool # B90491, 7.50%, 1/1/2032	341	359
Pool # U80192, 3.50%, 2/1/2033	1,054	1,034
Pool # U80342, 3.50%, 5/1/2033	890	874
Pool # U80345, 3.50%, 5/1/2033	3,191	3,132
Pool # L10221, 6.00%, 1/1/2034	44	44
Pool # P50523, 6.50%, 12/1/2035	90	90
Pool # H05030, 6.00%, 11/1/2036	56	58
Pool # L10291, 6.50%, 11/1/2036	835	881
Pool # P51353, 6.50%, 11/1/2036	773	822
Pool # P50595, 6.50%, 12/1/2036	1,218	1,308
Pool # P51361, 6.50%, 12/1/2036	552	593
Pool # G20028, 7.50%, 12/1/2036	1,090	1,141
Pool # P50531, 6.50%, 1/1/2037	75	74
Pool # P51251, 6.50%, 1/1/2037	49	49
Pool # P50536, 6.50%, 2/1/2037	67	67
Pool # P50556, 6.50%, 6/1/2037	42	41
Pool # U90690, 3.50%, 6/1/2042	9,652	9,383
Pool # U90975, 4.00%, 6/1/2042	7,172	7,136
Pool # T65101, 4.00%, 10/1/2042	345	332
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U90402, 3.50%, 11/1/2042	703	680
Pool # U90673, 4.00%, 1/1/2043	944	939
Pool # U91192, 4.00%, 4/1/2043	1,319	1,306
Pool # U91488, 3.50%, 5/1/2043	1,264	1,228
Pool # U99051, 3.50%, 6/1/2043	2,934	2,851
Pool # U99134, 4.00%, 1/1/2046	34,359	34,189
Pool # U69030, 4.50%, 1/1/2046	11,387	11,558
FHLMC UMBS, 20 Year Pool # SC0104 3.50%, 8/1/2035	9,543	9,454
FHLMC UMBS, 30 Year
Pool # ZT2236, 4.00%, 6/1/2048	20,198	19,959
Pool # ZT2212, 4.00%, 9/1/2048	4,621	4,574
Pool # QA0149, 4.00%, 6/1/2049	3,338	3,324
Pool # QA2578, 3.50%, 9/1/2049	1,256	1,207
Pool # RA2008, 4.00%, 1/1/2050	13,608	13,425
Pool # RA2282, 4.00%, 1/1/2050	8,244	8,266
Pool # QA7351, 3.00%, 2/1/2050	7,663	7,122
Pool # RA6459, 2.50%, 12/1/2051	33,367	29,823
Pool # RA6702, 3.00%, 2/1/2052	47,812	44,519
FNMA
Pool # 54844, ARM, 2.35%, 9/1/2027 (f)	14	14
Pool # 303532, ARM, 3.89%, 3/1/2029 (f)	8	8
Pool # 555732, ARM, 3.66%, 8/1/2033 (f)	127	130
Pool # 658481, ARM, 2.74%, 9/1/2033 (f)	199	196
Pool # 746299, ARM, 3.39%, 9/1/2033 (f)	54	56
Pool # 743546, ARM, 1.73%, 11/1/2033 (f)	212	210
Pool # 766610, ARM, 1.96%, 1/1/2034 (f)	28	28
Pool # 777132, ARM, 3.42%, 6/1/2034 (f)	180	185
Pool # 782306, ARM, 2.17%, 7/1/2034 (f)	3	3
Pool # 800422, ARM, 2.46%, 8/1/2034 (f)	113	112
Pool # 790235, ARM, 3.89%, 8/1/2034 (f)	70	69
Pool # 793062, ARM, 4.00%, 8/1/2034 (f)	6	6
Pool # 790964, ARM, 3.90%, 9/1/2034 (f)	6	6
Pool # 794792, ARM, 2.50%, 10/1/2034 (f)	42	43
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 896463, ARM, 3.84%, 10/1/2034 (f)	165	168
Pool # 799912, ARM, 1.98%, 11/1/2034 (f)	26	26
Pool # 781563, ARM, 2.12%, 11/1/2034 (f)	26	26
Pool # 809319, ARM, 1.88%, 1/1/2035 (f)	55	54
Pool # 810896, ARM, 2.91%, 1/1/2035 (f)	602	614
Pool # 816594, ARM, 3.79%, 2/1/2035 (f)	19	19
Pool # 820602, ARM, 2.00%, 3/1/2035 (f)	115	114
Pool # 745862, ARM, 3.27%, 4/1/2035 (f)	144	144
Pool # 821378, ARM, 3.04%, 5/1/2035 (f)	43	43
Pool # 823660, ARM, 3.17%, 5/1/2035 (f)	38	37
Pool # 888605, ARM, 2.43%, 7/1/2035 (f)	25	25
Pool # 832801, ARM, 3.01%, 9/1/2035 (f)	87	87
Pool # 851432, ARM, 3.66%, 10/1/2035 (f)	285	283
Pool # 745445, ARM, 2.54%, 1/1/2036 (f)	97	100
Pool # 849251, ARM, 2.74%, 1/1/2036 (f)	349	363
Pool # 920340, ARM, 3.25%, 2/1/2036 (f)	34	34
Pool # 920843, ARM, 3.59%, 3/1/2036 (f)	1,046	1,092
Pool # 868952, ARM, 3.10%, 5/1/2036 (f)	16	16
Pool # 884066, ARM, 3.81%, 6/1/2036 (f)	73	73
Pool # 872825, ARM, 4.09%, 6/1/2036 (f)	296	303
Pool # 892868, ARM, 4.02%, 7/1/2036 (f)	183	183
Pool # 884722, ARM, 3.71%, 8/1/2036 (f)	44	44
Pool # 886558, ARM, 4.02%, 8/1/2036 (f)	318	325
Pool # 745784, ARM, 4.12%, 8/1/2036 (f)	96	96
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 898179, ARM, 1.67%, 9/1/2036 (f)	478	484
Pool # 893580, ARM, 1.82%, 9/1/2036 (f)	198	201
Pool # 894452, ARM, 2.07%, 9/1/2036 (f)	109	108
Pool # 920547, ARM, 2.10%, 9/1/2036 (f)	177	181
Pool # 886772, ARM, 3.98%, 9/1/2036 (f)	165	168
Pool # 900197, ARM, 2.32%, 10/1/2036 (f)	363	371
Pool # 894239, ARM, 2.90%, 10/1/2036 (f)	219	217
Pool # 900191, ARM, 3.36%, 10/1/2036 (f)	161	161
Pool # 902818, ARM, 2.20%, 11/1/2036 (f)	2	2
Pool # 902955, ARM, 2.05%, 12/1/2036 (f)	260	258
Pool # 888184, ARM, 2.03%, 1/1/2037 (f)	79	79
Pool # 920954, ARM, 3.34%, 1/1/2037 (f)	174	178
Pool # 915645, ARM, 3.26%, 2/1/2037 (f)	154	158
Pool # 913984, ARM, 3.69%, 2/1/2037 (f)	260	266
Pool # 888307, ARM, 2.23%, 4/1/2037 (f)	86	85
Pool # 948208, ARM, 3.29%, 7/1/2037 (f)	241	245
Pool # 995919, ARM, 3.44%, 7/1/2037 (f)	406	415
Pool # 944096, ARM, 3.72%, 7/1/2037 (f)	62	62
Pool # 938346, ARM, 4.04%, 7/1/2037 (f)	155	153
Pool # 945032, ARM, 4.62%, 8/1/2037 (f)	293	294
Pool # 946362, ARM, 2.01%, 9/1/2037 (f)	34	34
Pool # 952835, ARM, 3.13%, 9/1/2037 (f)	70	71
Pool # 946260, ARM, 4.16%, 9/1/2037 (f)	35	35
Pool # AD0085, ARM, 2.73%, 11/1/2037 (f)	379	382
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 995108, ARM, 3.19%, 11/1/2037 (f)	177	181
Pool # AD0179, ARM, 2.95%, 12/1/2037 (f)	518	533
Pool # 966946, ARM, 2.28%, 1/1/2038 (f)	138	137
FNMA UMBS, 15 Year
Pool # 889634, 6.00%, 2/1/2023	5	4
Pool # AD0364, 5.00%, 5/1/2023	1	1
Pool # 995381, 6.00%, 1/1/2024	46	46
Pool # 995425, 6.00%, 1/1/2024	16	16
Pool # 995456, 6.50%, 2/1/2024	25	25
Pool # AE0081, 6.00%, 7/1/2024	16	16
Pool # AD0133, 5.00%, 8/1/2024	26	26
Pool # FM3386, 3.50%, 7/1/2034	1,583	1,560
FNMA UMBS, 20 Year
Pool # 555791, 6.50%, 12/1/2022	—	—
Pool # 889889, 6.50%, 7/1/2024	2	2
Pool # 888656, 6.50%, 4/1/2025	1	1
Pool # AE0096, 5.50%, 7/1/2025	40	41
Pool # 256311, 6.00%, 7/1/2026	89	92
Pool # 256352, 6.50%, 8/1/2026	150	156
Pool # 256803, 6.00%, 7/1/2027	119	123
Pool # 256962, 6.00%, 11/1/2027	67	69
Pool # 257007, 6.00%, 12/1/2027	189	196
Pool # 257048, 6.00%, 1/1/2028	340	352
Pool # 890222, 6.00%, 10/1/2028	237	245
Pool # AE0049, 6.00%, 9/1/2029	160	165
Pool # AO7761, 3.50%, 7/1/2032	528	523
Pool # MA1138, 3.50%, 8/1/2032	3,182	3,152
Pool # AL6238, 4.00%, 1/1/2035	8,374	8,486
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	2	2
Pool # 303031, 7.50%, 10/1/2024	1	1
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	29	30
Pool # 695533, 8.00%, 6/1/2027	27	28
Pool # 313687, 7.00%, 9/1/2027	2	2
Pool # 756024, 8.00%, 9/1/2028	27	28
Pool # 755973, 8.00%, 11/1/2028	81	85
Pool # 455759, 6.00%, 12/1/2028	9	9
Pool # 252211, 6.00%, 1/1/2029	13	13
Pool # 459097, 7.00%, 1/1/2029	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 889020, 6.50%, 11/1/2029	1,709	1,779
Pool # 598559, 6.50%, 8/1/2031	65	69
Pool # 679886, 6.50%, 2/1/2032	275	287
Pool # 649734, 7.00%, 6/1/2032	11	11
Pool # 682078, 5.50%, 11/1/2032	306	323
Pool # 675555, 6.00%, 12/1/2032	93	96
Pool # AL0045, 6.00%, 12/1/2032	637	686
Pool # 683351, 5.50%, 2/1/2033	8	8
Pool # 357363, 5.50%, 3/1/2033	333	351
Pool # 674349, 6.00%, 3/1/2033	42	43
Pool # 688625, 6.00%, 3/1/2033	17	18
Pool # 688655, 6.00%, 3/1/2033	5	6
Pool # 695584, 6.00%, 3/1/2033	5	5
Pool # 254693, 5.50%, 4/1/2033	229	242
Pool # 702901, 6.00%, 5/1/2033	95	102
Pool # 720576, 5.00%, 6/1/2033	64	66
Pool # 995656, 7.00%, 6/1/2033	361	389
Pool # 723852, 5.00%, 7/1/2033	69	71
Pool # 729296, 5.00%, 7/1/2033	73	75
Pool # 720155, 5.50%, 7/1/2033	43	45
Pool # 729379, 6.00%, 8/1/2033	22	23
Pool # AA0917, 5.50%, 9/1/2033	861	904
Pool # 737825, 6.00%, 9/1/2033	55	58
Pool # 750977, 4.50%, 11/1/2033	47	48
Pool # 725027, 5.00%, 11/1/2033	181	188
Pool # 755109, 5.50%, 11/1/2033	16	16
Pool # 753174, 4.00%, 12/1/2033	246	244
Pool # 725017, 5.50%, 12/1/2033	396	419
Pool # 759424, 5.50%, 1/1/2034	45	48
Pool # 751341, 5.50%, 3/1/2034	39	40
Pool # 770405, 5.00%, 4/1/2034	455	469
Pool # 776708, 5.00%, 5/1/2034	163	170
Pool # AC1317, 4.50%, 9/1/2034	109	110
Pool # 888568, 5.00%, 12/1/2034	125	131
Pool # 810663, 5.00%, 1/1/2035	87	88
Pool # 995003, 7.50%, 1/1/2035	145	156
Pool # 995156, 7.50%, 3/1/2035	207	225
Pool # 735503, 6.00%, 4/1/2035	404	427
Pool # 827776, 5.00%, 7/1/2035	52	54
Pool # 820347, 5.00%, 9/1/2035	256	267
Pool # 745148, 5.00%, 1/1/2036	189	197
Pool # 888417, 6.50%, 1/1/2036	1,112	1,164
Pool # 745275, 5.00%, 2/1/2036	151	157
Pool # 833629, 7.00%, 3/1/2036	12	12
Pool # 745418, 5.50%, 4/1/2036	275	292
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 888016, 5.50%, 5/1/2036	369	391
Pool # 888209, 5.50%, 5/1/2036	235	249
Pool # 870770, 6.50%, 7/1/2036	25	26
Pool # 976871, 6.50%, 8/1/2036	754	794
Pool # AA0922, 6.00%, 9/1/2036	1,326	1,431
Pool # 745948, 6.50%, 10/1/2036	152	164
Pool # AA1019, 6.00%, 11/1/2036	152	162
Pool # 888476, 7.50%, 5/1/2037	100	109
Pool # 928584, 6.50%, 8/1/2037	112	121
Pool # 945870, 6.50%, 8/1/2037	197	205
Pool # 986648, 6.00%, 9/1/2037	351	379
Pool # 928670, 7.00%, 9/1/2037	204	207
Pool # 888890, 6.50%, 10/1/2037	282	303
Pool # 888707, 7.50%, 10/1/2037	656	719
Pool # 888892, 7.50%, 11/1/2037	206	230
Pool # AL0662, 5.50%, 1/1/2038	469	496
Pool # 995505, 8.00%, 1/1/2038	11	12
Pool # 929331, 6.00%, 4/1/2038	83	86
Pool # 909236, 7.00%, 9/1/2038	310	344
Pool # 890268, 6.50%, 10/1/2038	343	367
Pool # 995149, 6.50%, 10/1/2038	1,322	1,418
Pool # 934591, 7.00%, 10/1/2038	365	402
Pool # AB2869, 6.00%, 11/1/2038	336	355
Pool # 991908, 7.00%, 11/1/2038	233	250
Pool # 995504, 7.50%, 11/1/2038	156	172
Pool # 257510, 7.00%, 12/1/2038	788	874
Pool # AD0753, 7.00%, 1/1/2039	1,202	1,358
Pool # AD0780, 7.50%, 4/1/2039	756	851
Pool # AC2948, 5.00%, 9/1/2039	521	539
Pool # AC3740, 5.50%, 9/1/2039	212	218
Pool # AC7296, 5.50%, 12/1/2039	247	255
Pool # AD7790, 5.00%, 8/1/2040	2,500	2,609
Pool # AD9151, 5.00%, 8/1/2040	946	989
Pool # AL2059, 4.00%, 6/1/2042	6,977	7,004
Pool # AB9017, 3.00%, 4/1/2043	9,669	9,195
Pool # AT5891, 3.00%, 6/1/2043	12,574	11,958
Pool # AB9860, 3.00%, 7/1/2043	9,289	8,815
Pool # AL7527, 4.50%, 9/1/2043	4,621	4,715
Pool # AL7496, 3.50%, 5/1/2044	18,344	18,062
Pool # AX9319, 3.50%, 12/1/2044	6,691	6,502
Pool # AL7380, 3.50%, 2/1/2045	10,978	10,809
Pool # AS6479, 3.50%, 1/1/2046	25,145	24,759
Pool # BM1213, 4.00%, 4/1/2047	8,555	8,542
Pool # BH7650, 4.00%, 9/1/2047	5,250	5,254
Pool # BM3500, 4.00%, 9/1/2047	31,259	31,557
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	49

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BE8344, 4.00%, 11/1/2047	1,559	1,547
Pool # BJ7248, 4.00%, 12/1/2047	3,895	3,868
Pool # BE8349, 4.00%, 1/1/2048	2,180	2,164
Pool # BJ5756, 4.00%, 1/1/2048	5,037	4,970
Pool # BJ7310, 4.00%, 1/1/2048	8,797	8,729
Pool # BJ8237, 4.00%, 1/1/2048	5,125	5,085
Pool # BJ8264, 4.00%, 1/1/2048	3,690	3,662
Pool # BM3375, 4.00%, 1/1/2048	6,372	6,327
Pool # BK1007, 4.00%, 2/1/2048	1,294	1,284
Pool # BK1134, 4.00%, 2/1/2048	5,492	5,449
Pool # BM3665, 4.00%, 3/1/2048	37,220	36,955
Pool # BE8366, 4.50%, 7/1/2048	4,870	4,901
Pool # BK7982, 5.00%, 7/1/2048	5,143	5,349
Pool # BN0271, 4.50%, 9/1/2048	1,398	1,405
Pool # BN1315, 4.50%, 9/1/2048	1,710	1,710
Pool # BN4733, 5.50%, 3/1/2049	491	511
Pool # BK8745, 4.50%, 4/1/2049	2,526	2,532
Pool # FM1939, 4.50%, 5/1/2049	13,479	13,516
Pool # BK8753, 4.50%, 6/1/2049	4,704	4,700
Pool # CA3713, 5.00%, 6/1/2049	2,593	2,644
Pool # BO2305, 4.00%, 7/1/2049	4,970	4,930
Pool # BO5607, 3.50%, 9/1/2049	2,971	2,862
Pool # BO1405, 4.00%, 9/1/2049	5,893	5,792
Pool # BO4392, 3.50%, 1/1/2050	4,700	4,531
Pool # BP5299, 3.50%, 3/1/2050	5,926	5,917
Pool # CA5729, 3.00%, 5/1/2050	5,876	5,454
Pool # FM3671, 4.50%, 5/1/2050	6,368	6,591
Pool # CB2637, 2.50%, 1/1/2052	72,049	64,521
Pool # FS0196, 2.50%, 1/1/2052	74,322	66,441
Pool # CB2670, 3.00%, 1/1/2052	63,510	59,138
Pool # BU8924, 3.50%, 4/1/2052	27,901	26,694
Pool # BV7119, 4.50%, 4/1/2052	1,015	1,011
Pool # BV7121, 4.50%, 4/1/2052	1,168	1,165
Pool # BV7122, 4.50%, 4/1/2052	3,445	3,457
Pool # BV7124, 4.50%, 4/1/2052	1,194	1,195
Pool # FS1669, 4.00%, 5/1/2052	33,847	33,730
Pool # BV7111, 4.50%, 5/1/2052	1,422	1,419
Pool # BV7133, 4.50%, 5/1/2052	1,214	1,215
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	4	4
Pool # 252409, 6.50%, 3/1/2029	52	54
Pool # 653815, 7.00%, 2/1/2033	8	8
Pool # 752786, 6.00%, 9/1/2033	81	83
Pool # CA3029, 4.00%, 1/1/2049	5,496	5,325
Pool # CA5105, 3.50%, 2/1/2050	7,998	7,670
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, Other
Pool # AM1437, 2.41%, 11/1/2022	1,176	1,174
Pool # AM1619, 2.34%, 12/1/2022	16,692	16,663
Pool # AM2072, 2.37%, 1/1/2023	8,213	8,199
Pool # AM2252, 2.44%, 1/1/2023	7,478	7,465
Pool # AL3594, 2.71%, 4/1/2023 (f)	1,699	1,694
Pool # AM3244, 2.52%, 5/1/2023	28,698	28,578
Pool # AL3876, 2.42%, 6/1/2023 (f)	2,319	2,308
Pool # AM3577, 2.42%, 6/1/2023	6,783	6,730
Pool # AM3589, 2.77%, 6/1/2023	7,487	7,454
Pool # AM4011, 3.67%, 7/1/2023	12,385	12,363
Pool # AM4716, 3.38%, 12/1/2023	2,807	2,799
Pool # BS6339, 11.00%, 7/12/2024 (g)	67,709	67,180
Pool # AM7682, 2.84%, 1/1/2025	30,552	29,937
Pool # AM7654, 2.86%, 1/1/2025	6,148	6,034
Pool # AM7795, 2.92%, 1/1/2025	31,394	30,842
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,714
Pool # 470300, 3.64%, 1/1/2025	4,462	4,421
Pool # AM8251, 2.70%, 4/1/2025	9,155	8,879
Pool # AM8846, 2.68%, 5/1/2025	5,788	5,607
Pool # AM9149, 2.63%, 6/1/2025	5,950	5,749
Pool # AM9548, 3.17%, 8/1/2025	6,800	6,655
Pool # AM4660, 3.77%, 12/1/2025	9,805	9,814
Pool # AN0767, 3.18%, 1/1/2026	7,944	7,768
Pool # AN1590, 2.40%, 5/1/2026	8,892	8,459
Pool # AN1413, 2.49%, 5/1/2026	20,712	19,755
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,548
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,654
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,425
Pool # 468645, 4.54%, 7/1/2026	2,106	2,157
Pool # AN2367, 2.46%, 8/1/2026	6,030	5,734
Pool # 468927, 4.77%, 8/1/2026	5,096	5,252
Pool # AM6448, 3.25%, 9/1/2026	9,298	9,098
Pool # AM7062, 3.44%, 10/1/2026	7,775	7,661
Pool # AM7117, 3.14%, 12/1/2026	18,452	17,976
Pool # AM7262, 3.19%, 12/1/2026	15,906	15,459
Pool # AM7011, 3.22%, 12/1/2026	2,704	2,643
Pool # FN0029, 4.63%, 12/1/2026 (f)	7,227	7,415
Pool # AM8008, 2.94%, 2/1/2027	11,506	11,118
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,827
Pool # AM8280, 2.91%, 3/1/2027	5,632	5,431
Pool # AM8745, 2.81%, 5/1/2027	9,202	8,815
Pool # AM8803, 2.78%, 6/1/2027	3,869	3,697
Pool # AM9087, 3.00%, 6/1/2027	16,180	15,604
Pool # AM9170, 3.00%, 6/1/2027	4,342	4,189
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM9345, 3.25%, 7/1/2027	7,296	7,113
Pool # AN7048, 2.90%, 10/1/2027	6,377	6,117
Pool # AM1469, 2.96%, 11/1/2027	3,618	3,485
Pool # AN7669, 2.83%, 12/1/2027	19,675	18,795
Pool # AN8114, 3.00%, 1/1/2028	7,656	7,372
Pool # AN8048, 3.08%, 1/1/2028	43,775	42,496
Pool # AN7943, 3.10%, 1/1/2028	14,601	14,093
Pool # AN1600, 2.59%, 6/1/2028	7,147	6,716
Pool # AN9686, 3.52%, 6/1/2028	40,550	39,928
Pool # AN9486, 3.57%, 6/1/2028	26,476	26,132
Pool # AN2005, 2.73%, 7/1/2028	9,626	9,072
Pool # 387806, 3.55%, 8/1/2028	15,289	15,076
Pool # 109782, 3.55%, 9/1/2028	42,219	41,633
Pool # BL0919, 3.82%, 9/1/2028	18,680	18,678
Pool # BL1040, 3.81%, 12/1/2028	42,090	42,098
Pool # BL0907, 3.88%, 12/1/2028	11,997	12,045
Pool # BL1435, 3.53%, 1/1/2029	23,495	23,137
Pool # BL4317, 2.27%, 9/1/2029	4,635	4,230
Pool # AN6846, 2.93%, 10/1/2029	13,300	12,619
Pool # BL4333, 2.52%, 11/1/2029	41,395	38,288
Pool # AM8123, 2.92%, 2/1/2030	7,663	7,243
Pool # AM7785, 3.17%, 2/1/2030	5,887	5,651
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,776
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,581
Pool # AM8544, 3.08%, 4/1/2030	14,605	13,932
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,611
Pool # AM8151, 2.94%, 5/1/2030	12,000	11,289
Pool # AM8802, 3.10%, 5/1/2030	4,833	4,614
Pool # AN9154, 3.64%, 5/1/2030	4,055	4,018
Pool # AM9020, 2.97%, 6/1/2030	7,509	7,108
Pool # AM9154, 3.18%, 6/1/2030	8,671	8,325
Pool # AN9293, 3.71%, 9/1/2030	60,000	59,448
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,286
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,193
Pool # AH9683, 5.00%, 4/1/2031	314	318
Pool # BS2035, 1.84%, 6/1/2031	33,900	28,913
Pool # AN1829, 2.90%, 6/1/2031	7,274	6,798
Pool # BS2422, 1.67%, 7/1/2031	36,050	30,138
Pool # BL4310, 2.35%, 10/1/2031	11,325	10,113
Pool # AN2625, 2.50%, 10/1/2031	9,503	8,597
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,770
Pool # BS4338, 1.82%, 1/1/2032	26,665	22,528
Pool # BM7037, 1.76%, 3/1/2032 (f)	103,245	86,825
Pool # BL5789, 2.40%, 3/1/2032	12,500	11,146
Pool # BS5130, 2.55%, 4/1/2032	48,717	44,083
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS5069, 2.73%, 4/1/2032	2,469	2,250
Pool # AN5065, 3.34%, 4/1/2032	26,680	25,857
Pool # BS5330, 2.85%, 5/1/2032	14,317	13,194
Pool # BS5298, 3.07%, 5/1/2032	36,743	34,505
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,507
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,106
Pool # BS6193, 4.12%, 7/1/2032	7,871	8,061
Pool # BS6194, 4.13%, 7/1/2032	3,992	4,073
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,839
Pool # BS6258, 3.70%, 8/1/2032	8,167	8,056
Pool # BS6288, 3.89%, 8/1/2032	11,535	11,595
Pool # BS6597, IO, 3.67%, 9/1/2032 (g)	8,221	8,100
Pool # BS6305, 3.68%, 9/1/2032 (g)	53,200	53,242
Pool # BS6316, 3.76%, 9/1/2032 (g)	20,000	20,056
Pool # AQ7084, 3.50%, 12/1/2032	1,471	1,443
Pool # 650236, 5.00%, 12/1/2032	4	4
Pool # AR7484, 3.50%, 2/1/2033	2,181	2,139
Pool # AT7117, 3.50%, 6/1/2033	912	895
Pool # AN6000, 3.21%, 7/1/2033	9,638	9,130
Pool # AN9695, 3.67%, 7/1/2033	32,550	31,905
Pool # AN9950, 3.89%, 7/1/2033	9,182	9,015
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,641
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,603
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,807
Pool # BS4824, 2.50%, 2/1/2034	60,280	51,978
Pool # 810997, 5.50%, 10/1/2034	101	101
Pool # AM7122, 3.61%, 11/1/2034	5,158	5,016
Pool # BL5976, 2.49%, 4/1/2035	22,962	19,601
Pool # AM8474, 3.45%, 4/1/2035	4,635	4,441
Pool # AM8475, 3.45%, 4/1/2035	1,880	1,801
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,202
Pool # AM9188, 3.12%, 6/1/2035	23,000	20,978
Pool # AM9532, 3.63%, 10/1/2035	3,500	3,391
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,437
Pool # AN0375, 3.76%, 12/1/2035	3,495	3,423
Pool # 256051, 5.50%, 12/1/2035	79	81
Pool # 256128, 6.00%, 2/1/2036	13	14
Pool # 880219, 7.00%, 2/1/2036	61	62
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 920934, 6.50%, 1/1/2037	277	290
Pool # 888408, 6.00%, 3/1/2037	205	211
Pool # 888373, 7.00%, 3/1/2037	30	31
Pool # 888412, 7.00%, 4/1/2037	25	26
Pool # BS5648, 3.87%, 6/1/2037	10,561	10,257
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,772
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,649
Pool # 995783, 8.00%, 11/1/2037	76	79
Pool # 257209, 5.50%, 5/1/2038	90	92
Pool # MA0127, 5.50%, 6/1/2039	132	133
Pool # AL2606, 4.00%, 3/1/2042	231	222
Pool # AO7225, 4.00%, 7/1/2042	1,444	1,435
Pool # AO9352, 4.00%, 7/1/2042	1,816	1,802
Pool # AO9353, 4.00%, 7/1/2042	1,984	1,972
Pool # MA1125, 4.00%, 7/1/2042	1,433	1,425
Pool # MA1178, 4.00%, 9/1/2042	8,058	8,010
Pool # MA1213, 3.50%, 10/1/2042	3,513	3,411
Pool # MA1251, 3.50%, 11/1/2042	9,398	9,126
Pool # MA1253, 4.00%, 11/1/2042	6,844	6,804
Pool # AR1397, 3.00%, 1/1/2043	6,492	6,096
Pool # MA1328, 3.50%, 1/1/2043	1,277	1,240
Pool # AQ9999, 3.00%, 2/1/2043	3,476	3,263
Pool # MA1373, 3.50%, 3/1/2043	2,148	2,086
Pool # MA1404, 3.50%, 4/1/2043	6,367	6,183
Pool # AB9096, 4.00%, 4/1/2043	691	687
Pool # AB9196, 3.50%, 5/1/2043	1,905	1,851
Pool # AT4051, 3.50%, 5/1/2043	909	883
Pool # MA1437, 3.50%, 5/1/2043	7,262	7,051
Pool # AT5914, 3.50%, 6/1/2043	4,462	4,333
Pool # MA1463, 3.50%, 6/1/2043	8,844	8,587
Pool # AB9704, 4.00%, 6/1/2043	1,776	1,766
Pool # MA1711, 4.50%, 12/1/2043	9,844	9,974
Pool # AL6167, 3.50%, 1/1/2044	4,696	4,560
Pool # MA1759, 4.00%, 1/1/2044	3,124	3,106
Pool # MA1760, 4.50%, 1/1/2044	3,135	3,176
Pool # AV9286, 4.00%, 2/1/2044	2,467	2,453
Pool # MA1800, 4.00%, 2/1/2044	1,904	1,893
Pool # MA1828, 4.50%, 3/1/2044	7,747	7,849
Pool # MA2429, 4.00%, 10/1/2045	2,443	2,428
Pool # MA2565, 4.00%, 3/1/2046	3,165	3,146
Pool # BM5835, 3.00%, 9/1/2047	11,820	11,084
Pool # AD0523, 6.00%, 11/1/2048	210	211
Pool # BF0131, 3.50%, 8/1/2056	44,927	43,240
Pool # BF0230, 5.50%, 1/1/2058	46,110	49,860
Pool # BF0341, 5.50%, 1/1/2059	20,150	21,634
Pool # BF0464, 3.50%, 3/1/2060	58,592	56,305
Pool # BF0546, 2.50%, 7/1/2061	84,109	74,434
Pool # BF0562, 3.50%, 9/1/2061	65,582	61,954
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.50%, 9/25/2052 (g)	646,175	615,633
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	—	—
Pool # 363030, 7.00%, 9/15/2023	5	5
Pool # 352022, 7.00%, 11/15/2023	1	1
Pool # 366706, 6.50%, 1/15/2024	8	8
Pool # 371281, 7.00%, 2/15/2024	2	2
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	2	2
Pool # 411829, 7.50%, 7/15/2027	5	5
Pool # 554108, 6.50%, 3/15/2028	27	28
Pool # 481872, 7.50%, 7/15/2028	4	4
Pool # 468149, 8.00%, 8/15/2028	4	4
Pool # 468236, 6.50%, 9/15/2028	93	97
Pool # 486537, 7.50%, 9/15/2028	15	15
Pool # 486631, 6.50%, 10/15/2028	4	4
Pool # 466406, 6.00%, 11/15/2028	16	17
Pool # 781328, 7.00%, 9/15/2031	337	360
Pool # 569568, 6.50%, 1/15/2032	285	302
Pool # 591882, 6.50%, 7/15/2032	16	17
Pool # 607645, 6.50%, 2/15/2033	61	64
Pool # 607724, 7.00%, 2/15/2033	41	43
Pool # 783123, 5.50%, 4/15/2033	1,481	1,599
Pool # 604209, 6.50%, 4/15/2033	44	46
Pool # 614546, 5.50%, 6/15/2033	14	14
Pool # 781614, 7.00%, 6/15/2033	102	110
Pool # 781689, 5.50%, 12/15/2033	55	59
Pool # 632415, 5.50%, 7/15/2034	22	23
Pool # 574710, 5.50%, 9/15/2034	21	22
Pool # 782615, 7.00%, 6/15/2035	783	838
Pool # 782025, 6.50%, 12/15/2035	301	320
Pool # 617486, 7.00%, 4/15/2037	82	83
Pool # 782212, 7.50%, 10/15/2037	143	154
Pool # BI6868, 5.00%, 3/15/2049	2,564	2,696
Pool # BM1726, 5.00%, 3/15/2049	1,916	2,008
Pool # CO1894, 4.50%, 7/15/2052	7,765	7,888
GNMA II
Pool # CE5521, ARM, 4.58%, 8/20/2071 (f)	12,516	13,042
Pool # CE5523, ARM, 4.73%, 8/20/2071 (f)	20,057	20,937
Pool # CE9356, ARM, 4.43%, 9/20/2071 (f)	9,587	9,853
Pool # CE5537, ARM, 4.57%, 9/20/2071 (f)	33,262	34,646
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE5533, ARM, 4.63%, 9/20/2071 (f)	37,070	38,607
Pool # CE5536, ARM, 4.66%, 9/20/2071 (f)	31,917	33,318
Pool # CE5544, ARM, 4.54%, 10/20/2071 (f)	35,800	37,176
Pool # CE5550, ARM, 4.57%, 10/20/2071 (f)	18,085	18,799
Pool # CE5552, ARM, 4.56%, 11/20/2071 (f)	35,053	36,465
Pool # CK2783, ARM, 4.54%, 2/20/2072 (f)	85,249	88,610
Pool # CK2789, ARM, 4.57%, 2/20/2072 (f)	33,758	35,142
Pool # CM0227, ARM, 4.60%, 2/20/2072 (f)	29,340	30,531
Pool # CM0228, ARM, 4.88%, 2/20/2072 (f)	21,717	22,939
Pool # CL8129, ARM, 4.49%, 3/20/2072 (f)	20,008	20,709
Pool # CK2802, ARM, 4.51%, 3/20/2072 (f)	25,806	26,791
Pool # CK2800, ARM, 4.55%, 3/20/2072 (f)	23,148	24,097
Pool # CK2791, ARM, 4.56%, 3/20/2072 (f)	40,170	41,839
Pool # CK2794, ARM, 4.56%, 3/20/2072 (f)	43,815	45,604
Pool # CK2793, ARM, 4.58%, 3/20/2072 (f)	39,949	41,642
Pool # CM9946, ARM, 4.58%, 3/20/2072 (f)	17,792	18,517
Pool # CM0234, ARM, 4.60%, 3/20/2072 (f)	32,318	33,639
Pool # CK2803, ARM, 4.50%, 4/20/2072 (f)	41,360	42,978
Pool # BL8377, ARM, 4.59%, 4/20/2072 (f)	35,972	37,535
Pool # CN0126, ARM, 4.60%, 5/20/2072 (f)	35,213	36,691
Pool # CN7634, ARM, 4.63%, 6/20/2072 (f)	25,426	26,629
Pool # 786250, ARM, 4.78%, 6/20/2072 (f)	38,803	41,376
Pool # CL8191, ARM, 4.63%, 7/20/2072 (f)	20,010	21,107
Pool # CO0363, ARM, 4.75%, 7/20/2072 (f)	29,204	30,886
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1
Pool # 1989, 8.50%, 4/20/2025	3	3
Pool # 2006, 8.50%, 5/20/2025	3	3
Pool # 2141, 8.00%, 12/20/2025	2	2
Pool # 2234, 8.00%, 6/20/2026	4	4
Pool # 2270, 8.00%, 8/20/2026	4	4
Pool # 2285, 8.00%, 9/20/2026	4	4
Pool # 2324, 8.00%, 11/20/2026	3	3
Pool # 2499, 8.00%, 10/20/2027	8	8
Pool # 2512, 8.00%, 11/20/2027	8	8
Pool # 2525, 8.00%, 12/20/2027	5	5
Pool # 2549, 7.50%, 2/20/2028	4	4
Pool # 2562, 6.00%, 3/20/2028	21	21
Pool # 2633, 8.00%, 8/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	14	15
Pool # 2647, 8.00%, 9/20/2028	2	2
Pool # 2781, 6.50%, 7/20/2029	317	330
Pool # 4224, 7.00%, 8/20/2038	74	82
Pool # 4245, 6.00%, 9/20/2038	1,855	2,016
Pool # 783389, 6.00%, 8/20/2039	874	937
Pool # 783444, 5.50%, 9/20/2039	482	520
Pool # 783967, 4.25%, 12/20/2044	4,699	4,767
Pool # AK8791, 3.75%, 7/20/2045	1,690	1,653
Pool # BD0481, 4.00%, 12/20/2047	1,676	1,670
Pool # BD0484, 4.50%, 12/20/2047	6,873	6,892
Pool # BE0207, 4.50%, 2/20/2048	4,852	4,920
Pool # BE0208, 4.50%, 2/20/2048	5,595	5,654
Pool # BE5169, 4.50%, 2/20/2048	5,806	5,854
Pool # BA7567, 4.50%, 5/20/2048	1,780	1,778
Pool # BG6360, 5.00%, 5/20/2048	7,726	8,133
Pool # BF2574, 5.50%, 5/20/2048	133	138
Pool # BI0728, 5.00%, 7/20/2048	8,257	8,663
Pool # BD0551, 4.50%, 8/20/2048	2,234	2,262
Pool # BI5288, 5.00%, 8/20/2048	9,986	10,420
Pool # BI5289, 5.00%, 8/20/2048	15,070	15,777
Pool # AY2411, 4.25%, 9/20/2048	3,847	3,833
Pool # 784598, 5.00%, 9/20/2048	11,107	11,558
Pool # 784626, 4.50%, 10/20/2048	1,365	1,374
Pool # BK2586, 5.00%, 11/20/2048	1,896	1,958
Pool # BJ7082, 5.00%, 12/20/2048	521	531
Pool # BJ7085, 5.00%, 12/20/2048	1,151	1,200
Pool # BK7169, 5.00%, 12/20/2048	9,299	9,572
Pool # BK8878, 4.50%, 2/20/2049	2,564	2,585
Pool # BK7189, 5.00%, 2/20/2049	8,066	8,335
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ9972, 5.50%, 2/20/2049	1,370	1,424
Pool # BK7198, 4.50%, 3/20/2049	3,069	3,076
Pool # BK7199, 5.00%, 3/20/2049	1,771	1,833
Pool # BL8042, 5.00%, 3/20/2049	7,282	7,617
Pool # BL9333, 5.00%, 3/20/2049	2,904	3,039
Pool # BG0079, 5.50%, 3/20/2049	840	870
Pool # BL6756, 5.50%, 3/20/2049	313	322
Pool # BJ1322, 5.00%, 4/20/2049	5,214	5,498
Pool # BJ9622, 5.00%, 4/20/2049	2,462	2,540
Pool # BK7209, 5.00%, 4/20/2049	7,418	7,686
Pool # BL6758, 5.50%, 4/20/2049	1,458	1,509
Pool # BM9664, 4.50%, 5/20/2049	8,445	8,603
Pool # BM9683, 5.00%, 6/20/2049	17,546	18,193
Pool # BO2880, 5.00%, 6/20/2049	442	450
Pool # BN3950, 5.50%, 6/20/2049	3,127	3,241
Pool # BN2629, 4.00%, 7/20/2049	13,623	13,855
Pool # BI0926, 5.00%, 7/20/2049	989	1,022
Pool # BI0927, 5.00%, 7/20/2049	614	626
Pool # BM2186, 5.00%, 7/20/2049	616	631
Pool # BM2187, 5.00%, 7/20/2049	315	320
Pool # BO2871, 5.00%, 7/20/2049	379	386
Pool # BO2872, 5.00%, 7/20/2049	992	1,031
Pool # BO2878, 5.00%, 7/20/2049	635	655
Pool # BO2879, 5.00%, 7/20/2049	667	685
Pool # BO3162, 5.00%, 7/20/2049	51,616	54,988
Pool # BO3173, 5.00%, 7/20/2049	1,341	1,384
Pool # BO3174, 5.00%, 7/20/2049	365	371
Pool # BO3175, 5.00%, 7/20/2049	451	471
Pool # BO8226, 5.00%, 7/20/2049	393	400
Pool # BO8229, 5.00%, 7/20/2049	5,770	6,054
Pool # BO8235, 5.00%, 7/20/2049	658	674
Pool # BO8236, 5.00%, 7/20/2049	435	444
Pool # BP4243, 5.00%, 8/20/2049	12,597	13,116
Pool # BN2649, 3.50%, 9/20/2049	4,051	3,931
Pool # BM9713, 4.50%, 9/20/2049	2,962	2,976
Pool # BP4337, 4.50%, 9/20/2049	16,605	17,078
Pool # BQ3224, 4.50%, 9/20/2049	14,809	15,031
Pool # 784810, 5.00%, 9/20/2049	14,401	14,716
Pool # BM9734, 4.00%, 10/20/2049	4,469	4,487
Pool # 784847, 4.50%, 11/20/2049	24,195	24,818
Pool # BQ8694, 4.50%, 11/20/2049	992	1,014
Pool # BQ8696, 4.50%, 11/20/2049	930	954
Pool # BR2686, 4.50%, 11/20/2049	2,501	2,541
Pool # BR2687, 4.50%, 11/20/2049	4,656	4,745
Pool # BR2688, 4.50%, 11/20/2049	2,855	2,901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BR2689, 4.50%, 11/20/2049	3,624	3,717
Pool # BR2739, 4.50%, 11/20/2049	1,638	1,689
Pool # BR2756, 4.50%, 11/20/2049	2,157	2,206
Pool # BR2757, 4.50%, 11/20/2049	2,404	2,459
Pool # BR3820, 4.50%, 11/20/2049	356	358
Pool # BR3821, 4.50%, 11/20/2049	951	962
Pool # BS0953, 4.50%, 11/20/2049	2,093	2,159
Pool # BQ4131, 3.50%, 12/20/2049	14,044	13,765
Pool # BI0940, 4.50%, 12/20/2049	634	643
Pool # BQ3796, 4.50%, 12/20/2049	2,456	2,512
Pool # BR2730, 4.50%, 12/20/2049	1,027	1,046
Pool # BR2731, 4.50%, 12/20/2049	715	725
Pool # BR2732, 4.50%, 12/20/2049	1,486	1,543
Pool # BR2755, 4.50%, 12/20/2049	1,242	1,264
Pool # BR3822, 4.50%, 12/20/2049	889	895
Pool # BR3823, 4.50%, 12/20/2049	1,213	1,237
Pool # BR3824, 4.50%, 12/20/2049	1,156	1,187
Pool # BS0951, 4.50%, 12/20/2049	1,903	1,951
Pool # BS0952, 4.50%, 12/20/2049	1,506	1,545
Pool # BQ4132, 3.50%, 1/20/2050	5,644	5,476
Pool # BQ4133, 3.50%, 1/20/2050	6,015	5,858
Pool # BR1548, 3.50%, 1/20/2050	4,267	4,282
Pool # BS8380, 4.50%, 2/20/2050	3,979	4,133
Pool # BP8085, 3.00%, 3/20/2050	4,191	3,939
Pool # BR3892, 4.00%, 3/20/2050	11,532	11,447
Pool # BT8094, 4.00%, 4/20/2050	1,229	1,220
Pool # BT8095, 4.00%, 4/20/2050	5,986	5,941
Pool # BT8096, 4.00%, 4/20/2050	8,441	8,378
Pool # BT8097, 4.00%, 4/20/2050	8,369	8,384
Pool # BT8098, 4.00%, 4/20/2050	10,259	10,322
Pool # BT8099, 4.00%, 4/20/2050	8,498	8,593
Pool # BW7042, 3.50%, 9/20/2050	22,200	21,434
Pool # 785294, 3.50%, 1/20/2051	63,446	61,239
Pool # MA7534, 2.50%, 8/20/2051	328,192	300,650
Pool # MA7649, 2.50%, 10/20/2051	40,004	36,561
Pool # CH9031, 3.50%, 10/20/2051	23,050	22,254
Pool # CI9257, 3.50%, 11/20/2051	27,877	26,914
Pool # CK1527, 3.50%, 12/20/2051	7,653	7,424
Pool # CK1600, 4.00%, 1/20/2052	17,651	17,456
Pool # CK7137, 4.00%, 1/20/2052	30,557	30,144
Pool # CL2553, 4.00%, 2/20/2052	20,356	20,080
Pool # CM2213, 3.00%, 3/20/2052	8,317	7,731
Pool # CL2574, 4.00%, 3/20/2052	12,910	12,736
Pool # CL2575, 4.00%, 3/20/2052	6,184	6,102
Pool # CM1194, 4.00%, 4/20/2052	15,165	14,959
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8200, 4.00%, 8/20/2052	165,230	163,181
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	560	552
Pool # 4285, 6.00%, 11/20/2038	12	12
Pool # AD0862, 3.75%, 1/20/2039	1,102	1,086
Pool # 784879, 4.14%, 11/20/2069 (f)	14,202	13,911
Pool # 785137, 3.09%, 8/20/2070 (f)	17,671	16,531
Pool # 785183, 2.94%, 10/20/2070 (f)	35,735	33,290
Pool # 785863, 3.09%, 12/20/2071 (f)	12,301	11,468
Haven Park CF 3.78%, 5/1/2033 (g)	10,642	10,516
Total Mortgage-Backed Securities (Cost $6,338,335)		6,022,106
Asset-Backed Securities — 12.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 3.24%, 12/26/2044 (b) (f)	1,723	1,680
ACC Series 2019-AA, 0.25%, 9/15/2022 ‡	46,516	46,353
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	6,474	6,279
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	8,485	7,606
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,822	3,521
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	6,841	6,098
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	6,593	5,199
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	252	215
Series 2015-2, Class A, 4.00%, 9/22/2027	10,916	9,348
Series 2016-2, Class A, 3.65%, 6/15/2028	5,194	3,962
Series 2016-3, Class AA, 3.00%, 10/15/2028	16,206	14,559
Series 2017-1, Class AA, 3.65%, 2/15/2029	3,852	3,520
Series 2017-2, Class A, 3.60%, 10/15/2029	8,752	7,435
Series 2021-1, Class B, 3.95%, 7/11/2030	12,081	10,054
Series 2019-1, Class AA, 3.15%, 2/15/2032	13,412	11,773
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 4/13/2026 (b)	1,574	1,570
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	10,769	10,592
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,369
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,053
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,395
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	8,568	8,415
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,719
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	16,970	17,227
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	15,768	15,350
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	7,420	7,452
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (b)	1,415	1,435
American Tower Trust #1, 3.07%, 3/15/2023 (b)	6,220	6,186
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	40,100	37,739
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (b)	2,949	2,763
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ (b)	15,495	14,686
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (b)	12,912	12,326
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (b)	9,600	8,820
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	20,000	18,115
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (b)	19,000	17,189
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (b)	7,800	7,030
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 ‡ (b)	28,018	25,851
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	19,387
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	3,557	3,510
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	5,790	5,556
Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (b)	2,750	2,553
Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (b)	687	686
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 (b)	31,250	28,972
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	22,637
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	6,706	6,229
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	10,756	9,197
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	8,736	7,681
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	14,358	13,428
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	28,613	25,739
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	76,818	73,176
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	38,137	38,079
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	41,224	41,224
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	12,257	11,109
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,715	5,201
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,964	5,242
Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (b)	8,083	8,065
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	73,400	71,969
Chase Funding Trust
Series 2003-4, Class 1A5, 4.90%, 5/25/2033 ‡ (e)	627	609
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	1,326	1,278
Series 2003-6, Class 1A5, 5.85%, 11/25/2034 ‡ (e)	778	748
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (b)	2,397	2,397
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,109
CN MEZZ P FRN Series 2022-SFR1, 3.95%, 4/15/2026 ‡	6,250	6,250
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 5.72%, 3/24/2023 (b) (f)	38,844	38,249
Series 2021-1, Class A1Y, 5.72%, 3/24/2023 (b) (f)	8,634	8,485
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.78%, 6/25/2040 ‡ (b) (f)	2,999	241
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (b)	5,250	4,787
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (b)	5,526	4,919
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	22,290	21,246
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class C, 2.59%, 6/15/2029 (b)	25,115	24,555
Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	12,000	11,418
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	43,105	42,760
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	7,172	6,991
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	1,743	1,723
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,467
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 3.19%, 3/25/2034 ‡ (f)	53	52
Series 2004-1, Class M2, 3.27%, 3/25/2034 ‡ (f)	44	43
Series 2004-1, Class 3A, 3.00%, 4/25/2034 ‡ (f)	220	198
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.34%, 10/25/2034 (f)	72	69
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	3,083	3,083
Series 2019-4, Class C, 2.51%, 11/17/2025	1,925	1,924
Series 2019-1, Class D, 4.09%, 6/15/2026	9,212	9,216
Series 2019-2, Class D, 3.69%, 8/17/2026	13,617	13,569
Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,415
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	4,741	4,741
Series 2020-3A, Class C, 1.47%, 6/15/2026 (b)	6,815	6,630
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 ‡ (b)	1,995	1,914
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	1,347	1,287
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	1,939	1,938
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	3,709	3,711
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	16,728	16,589
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	22,035	21,729
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	40,208
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	8,032	7,707
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (b)	6,450	5,945
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (b)	11,250	10,230
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (b)	57,000	52,331
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (b)	14,400	12,577
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (b)	12,500	10,805
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (b)	36,486	33,585
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 ‡ (b)	50,000	44,839
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	56,650	50,371
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	43,050	38,686
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	51,910	45,151
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	65,000	60,212
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,296	82,938
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	7,065	6,953
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	18,451
Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	24,258	23,723
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	900	839
FREED ABS Trust
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (b)	5,686	5,665
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (b)	8,000	7,944
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (f)	46,002	45,657
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (f)	95	79
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (b)	15,905	15,709
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	19,357	19,170
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	333	327
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	459	458
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	23,114	20,803
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	9,897	9,187
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	2,918	2,751
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	13,716	12,534
Harvest SBA Loan Trust Series 2021-1, Class A, 3.85%, 4/25/2048 (b) (f)	6,458	6,401
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	9,904	9,537
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	12,558	12,245
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	97	97
3.75%, 9/21/2044 ‡	4,624	4,181
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	1,528	1,470
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	3,743	3,627
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	1,118	1,088
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	2,329	2,295
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	8,045	7,861
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	861	845
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	8,559	8,194
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 ‡ (b)	16,411	16,049
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 ‡ (b)	39,941	34,855
Series 2021-2, Class E2, 2.95%, 12/17/2026 ‡ (b)	9,519	8,212
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (b)	42,642	37,286
INVH Series 2021-SFR1, 2.50%, 1/25/2024 ‡	35,000	35,000
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	2,332	2,329
Series 2020-1, Class B, 7.75%, 11/15/2028	5,061	4,981
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.55%, 9/25/2026 ‡ (b) (f)	360	—
Series 2014-1, Class A, IO, 1.47%, 10/25/2032 ‡ (b) (f)	10,007	316
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 ‡ (b) (f)	19,612	444
Series 2012-2, Class A, IO, 0.82%, 8/25/2038 ‡ (b) (f)	11,817	231
Series 2013-2, Class A, IO, 1.63%, 3/25/2039 ‡ (b) (f)	10,428	373
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 ‡ (b) (f)	9,507	117
Series 2014-2, Class A, IO, 3.10%, 4/25/2040 ‡ (b) (f)	2,905	214
Series 2015-2, Class A, IO, 2.86%, 7/25/2041 ‡ (b) (f)	2,574	270
Lendingpoint Asset Securitization Trust Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	16,787	16,483
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (b)	32,938	32,285
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 6.64%, 12/15/2026 (b) (f)	17,140	17,354
Series 2020-VFN1, Class A2B1, 6.64%, 12/15/2026 (b) (f)	6,272	6,331
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	17,859	17,426
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (b)	6,150	5,821
Series 2022-1A, Class D, 8.16%, 7/20/2032 ‡ (b)	27,660	27,385
LFT CRE Ltd. Series 2021-FL1, Class C, 4.34%, 6/15/2039 ‡ (b) (f)	29,810	28,869
LMREC LLC Series 2021-CRE4, Class A, 3.48%, 4/22/2037 (b) (f)	29,368	28,634
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 3.19%, 2/25/2034 ‡ (f)	729	691
Series 2004-3, Class M1, 3.30%, 7/25/2034 ‡ (f)	241	229
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028	27,267	26,904
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	29,925	29,493
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Marlette Funding Trust Series 2022-2A, Class B, 5.50%, 8/15/2032 ‡ (b)	13,500	13,404
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	38,420	36,394
Series 2021-1A, Class B, 2.33%, 3/20/2026 (b)	8,740	8,255
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	3,823	3,778
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	6,038	5,809
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 ‡ (e)	862	828
NMEF Funding LLC Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (b)	2,493	2,488
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	25,934	24,418
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	38,054	34,641
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	41,541	38,242
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 ‡ (b)	4,908	4,776
Series 2022-1A, Class D, 5.54%, 2/20/2029 ‡ (b)	4,235	4,056
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	1,558	1,534
Series 2018, Class B, 4.61%, 2/9/2030 ‡	487	478
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	45,920	45,692
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	20,285	18,915
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	55,000	54,864
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	38,800	35,600
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	26,300	25,825
Series 2022-A, Class B, 5.25%, 6/9/2031 ‡ (b)	13,299	12,747
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (b)	5,382	5,136
Pendoor Proper0.00%, 2/15/2026 ‡ (b)	68,650	67,449
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 6.43%, 5/25/2027 (b) (f)	60,745	60,620
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	25,108	23,628
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	39,266	36,870
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	47,221	45,002
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (b) (e)	26,501	24,871
Progress Residential Trust
Series 2020-SFRMEZZ6.38%, 10/16/2025 ‡	45,000	44,550
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	55,300	50,283
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	27,455	26,033
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (b)	16,700	14,528
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,596	6,765
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (b)	35,000	30,146
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 ‡ (b)	11,560	9,734
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 ‡ (b)	23,735	19,698
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 ‡ (b)	50,390	46,692
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 ‡ (b)	14,649	12,940
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 ‡ (b)	21,816	19,182
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 (b)	49,000	48,782
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 5.00%, 12/27/2044 (b) (f)	11,192	10,648
Regional Management Issuance Trust Series 2020-1, Class A, 2.34%, 10/15/2030 (b)	16,100	15,001
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	96	30
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	3,675	3,342
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	59

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Repo Buyer Series 2019-PC, Zero Coupon, , 8/15/2024 ‡ (f)	20,502	19,918
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 (b)	45,000	44,964
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	7,910	7,752
SART
Series 2019-1-RR A3.25%, 10/15/2024 ‡	1,576	1,574
Series 2A2.75%, 4/15/2026 ‡	2,856	2,832
Series 32.50%, 7/15/2027 ‡	4,727	4,673
SART CRR Series 4A, 2.51%, 10/15/2024 ‡	4,853	4,789
SCF Equipment Leasing LLC Series 2022-1A, Class D, 3.79%, 11/20/2031 ‡ (b)	10,690	9,934
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (e)	391	321
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 ‡ (b)	4,611	4,373
Series 2022-1A, Class C, 3.94%, 10/20/2038 ‡ (b)	6,016	5,710
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	13,929	13,699
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,275	2,888
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 ‡ (b) (e)	25,859	24,240
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 (e)	182	180
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 (e)	146	144
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	60	54
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	224	137
Tricolor Auto Securitization Trust
Series 2022-1A, Class B, 4.34%, 5/15/2025 (b)	3,367	3,311
Series 2022-1A, Class C, 4.71%, 8/15/2025 (b)	3,495	3,436
Series 2022-1A, Class D, 5.38%, 1/15/2026 (b)	6,285	6,148
Series 2020-1A, Class A, 4.88%, 11/15/2026 (b)	5,859	5,855
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (b)	4,641	4,350
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (b)	11,000	10,246
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	1,738	1,691
Series 2013-1, Class A, 4.30%, 8/15/2025	15,589	14,650
Series 2016-2, Class B, 3.65%, 10/7/2025	17,562	15,941
Series 2016-1, Class B, 3.65%, 1/7/2026	1,849	1,651
Series 2018-1, Class B, 4.60%, 3/1/2026	15,534	14,475
Series 2014-1, Class A, 4.00%, 4/11/2026	4,830	4,474
Series 2014-2, Class A, 3.75%, 9/3/2026	8,627	7,985
Series 2019-2, Class B, 3.50%, 5/1/2028	9,433	7,963
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,135	1,925
Series 2016-1, Class A, 3.45%, 7/7/2028	20,245	16,820
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,372	1,206
Series 2016-2, Class A, 3.10%, 10/7/2028	15,914	12,899
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,507	14,758
Series 2018-1, Class A, 3.70%, 3/1/2030	2,055	1,728
Series 2019-1, Class AA, 4.15%, 8/25/2031	13,009	11,925
Series 2019-1, Class A, 4.55%, 8/25/2031	11,766	9,770
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,826	5,756
United Auto Credit Securitization Trust
Series 2022-2, Class B, 5.41%, 12/10/2025 (b)	4,500	4,488
Series 2022-2, Class C, 5.81%, 5/10/2027 (b)	1,927	1,918
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	4,305	4,101
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 (b)	40,434	39,082
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (b)	10,568	10,517
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	25,559	24,282
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (b) (e)	15,478	14,293
vMobo, Inc., 7.46%, 7/18/2027	110,600	110,600
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (e)	8,397	7,838
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	25,104	23,382
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	49,932	47,495
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (e)	35,004	33,209
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	18,843	17,941
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (e)	64,356	60,378
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	47,025	44,575
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (b)	4,088	3,953
Westgate Resorts LLC Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (b)	18,384	18,104
Westlake Automobile Receivables Trust Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	42,655	39,568
Total Asset-Backed Securities (Cost $4,217,050)		4,007,665
Collateralized Mortgage Obligations — 8.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,558	2,566
Series 2005-1CB, Class 1A6, IF, IO, 4.66%, 3/25/2035 ‡ (f)	770	65
Series 2005-22T1, Class A2, IF, IO, 2.63%, 6/25/2035 ‡ (f)	3,765	281
Series 2005-20CB, Class 3A8, IF, IO, 2.31%, 7/25/2035 ‡ (f)	2,753	157
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,103	1,000
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	24
Series 2005-37T1, Class A2, IF, IO, 2.61%, 9/25/2035 ‡ (f)	12,635	1,017
Series 2005-54CB, Class 1A2, IF, IO, 2.41%, 11/25/2035 ‡ (f)	3,678	243
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	930	762
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	13	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	445	406
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (f)	3	4
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (b)	96,000	90,871
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (b) (f)	43,642	41,772
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (f)	231	228
Baml PIMCO FRN, 0.00%, 4/15/2023 ‡	37,184	37,184
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	4
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	112	80
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	109	108
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	151	135
Series 2005-7, Class 30, PO, 11/25/2035 ‡	101	95
Series 2005-8, Class 30, PO, 1/25/2036 ‡	29	20
Series 2006-1, Class X, PO, 1/25/2036 ‡	31	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 2.75%, 4/25/2033 (f)	17	17
Baring Series 2021-EBO1, Class PA, IO, 0.00%, 4/22/2023 ‡ (f)	31,616	31,616
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022 (b) (f)	20,463	20,439
Series 2021-2F, Class M2, 3.76%, 1/10/2032 ‡ (b) (f)	9,979	10,007
Bear Stearns ARM Trust
Series 2003-2, Class A5, 2.59%, 1/25/2033 (b) (f)	553	556
Series 2003-7, Class 3A, 3.15%, 10/25/2033 (f)	20	19
Series 2004-2, Class 14A, 3.08%, 5/25/2034 (f)	191	180
Series 2006-1, Class A1, 2.40%, 2/25/2036 (f)	502	491
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 (b) (e)	39,839	35,612
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	17	12
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	61

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	25	19
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (f)	19,009	18,594
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 3.13%, 6/25/2035 (f)	170	169
Series 2007-A2, Class 1A1, 3.21%, 6/25/2035 (f)	73	70
Series 2007-A1, Class 1A3, 2.69%, 2/25/2037 (f)	127	125
Series 2007-A1, Class 9A1, 3.09%, 2/25/2037 (f)	122	120
Series 2007-A1, Class 2A1, 3.65%, 2/25/2037 (f)	243	235
Series 2007-A1, Class 7A1, 3.73%, 2/25/2037 (f)	30	30
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	3
Series 2002-18, PO, 11/25/2032 ‡	41	31
Series 2004-3, Class A26, 5.50%, 4/25/2034	132	126
Series 2004-3, Class A4, 5.75%, 4/25/2034	90	87
Series 2004-HYB1, Class 2A, 3.02%, 5/20/2034 (f)	61	58
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (f)	248	238
Series 2004-7, Class 2A1, 3.16%, 6/25/2034 (f)	37	35
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	554	547
Series 2004-HYB6, Class A3, 2.91%, 11/20/2034 (f)	201	193
Series 2005-14, Class A2, 5.50%, 7/25/2035	87	51
Series 2005-16, Class A23, 5.50%, 9/25/2035	49	36
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (f)	808	721
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	177	171
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (f)	189	192
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 3.19%, 9/25/2033 (b) (f)	606	598
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	2,108	2,023
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	13	10
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	19	19
Series 2003-1, Class 2, PO, 10/25/2033 ‡	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	10	9
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	56	54
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (f)	46	42
Series 2005-1, Class 2A1A, 2.42%, 2/25/2035 (f)	151	128
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	466	440
Series 2005-5, Class 1A2, 3.76%, 8/25/2035 (f)	413	311
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (f)	420	411
Series 2003-AR15, Class 3A1, 3.29%, 6/25/2033 (f)	127	122
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	254	240
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	209	154
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	20	19
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	186	178
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	555	539
Series 2005-9, Class AP, PO, 10/25/2035 ‡	39	29
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,024	115
Series 2005-10, Class AP, PO, 11/25/2035 ‡	43	28
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	22,852	21,585
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (f)	23,440	22,313
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (f)	27,420	26,136
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (e)	31,633	30,528
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	4,754	5,336
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.31%, 2/25/2020 (f)	44	43
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	1	1
Series 24, Class ZE, 6.25%, 11/25/2023	6	6
Series 29, Class L, 7.50%, 4/25/2024	41	42
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,363	1,466
Series R007, Class ZA, 6.00%, 5/15/2036	1,803	1,916
FHLMC, REMIC
Series 1370, Class JA, 3.54%, 9/15/2022 (f)	—	—
Series 2512, Class PG, 5.50%, 10/15/2022	3	3
Series 1455, Class WB, IF, 3.68%, 12/15/2022 (f)	—	—
Series 2535, Class BK, 5.50%, 12/15/2022	1	1
Series 1470, Class F, 1.37%, 2/15/2023 (f)	—	—
Series 1466, Class PZ, 7.50%, 2/15/2023	6	6
Series 2586, Class HD, 5.50%, 3/15/2023	65	65
Series 1498, Class I, 3.54%, 4/15/2023 (f)	5	5
Series 2595, Class HC, 5.50%, 4/15/2023	78	78
Series 1502, Class PX, 7.00%, 4/15/2023	8	8
Series 1491, Class I, 7.50%, 4/15/2023	2	2
Series 1798, Class F, 5.00%, 5/15/2023	9	9
Series 1518, Class G, IF, 6.27%, 5/15/2023 (f)	4	4
Series 1505, Class Q, 7.00%, 5/15/2023	1	1
Series 2033, Class J, 5.60%, 6/15/2023	17	17
Series 1541, Class O, 2.37%, 7/15/2023 (f)	5	5
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2638, Class DS, IF, 6.21%, 7/15/2023 (f)	6	6
Series 1541, Class M, HB, IF, 26.03%, 7/15/2023 (f)	1	1
Series 1570, Class F, 2.05%, 8/15/2023 (f)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	49	49
Series 1573, Class PZ, 7.00%, 9/15/2023	10	10
Series 2571, Class SK, HB, IF, 24.19%, 9/15/2023 (f)	4	4
Series 1591, Class PV, 6.25%, 10/15/2023	6	6
Series 1602, Class SA, IF, 16.25%, 10/15/2023 (f)	5	5
Series 2709, Class PG, 5.00%, 11/15/2023	196	196
Series 2710, Class HB, 5.50%, 11/15/2023	27	27
Series 1642, Class PJ, 6.00%, 11/15/2023	18	18
Series 2720, Class PC, 5.00%, 12/15/2023	19	19
Series 1983, Class Z, 6.50%, 12/15/2023	12	13
Series 2283, Class K, 6.50%, 12/15/2023	13	13
Series 1658, Class GZ, 7.00%, 1/15/2024	7	7
Series 1865, Class D, PO, 2/15/2024	14	14
Series 1671, Class L, 7.00%, 2/15/2024	4	4
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	5	5
Series 1686, Class SH, IF, 14.74%, 2/15/2024 (f)	1	1
Series 1709, Class FA, 2.09%, 3/15/2024 (f)	—	—
Series 1699, Class FC, 2.60%, 3/15/2024 (f)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	6	6
Series 1706, Class K, 7.00%, 3/15/2024	36	36
Series 2033, Class SN, HB, IF, 28.94%, 3/15/2024 (f)	4	—
Series 1720, Class PL, 7.50%, 4/15/2024	16	16
Series 2306, Class K, PO, 5/15/2024	7	7
Series 2306, Class SE, IF, IO, 7.66%, 5/15/2024 (f)	16	1
Series 1737, Class L, 6.00%, 6/15/2024	23	24
Series 1745, Class D, 7.50%, 8/15/2024	14	15
Series 3614, Class QB, 4.00%, 12/15/2024	329	329
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	63

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2903, Class Z, 5.00%, 12/15/2024	75	76
Series 2967, Class S, HB, IF, 20.67%, 4/15/2025 (f)	28	27
Series 3684, Class CY, 4.50%, 6/15/2025	1,159	1,165
Series 3022, Class SX, IF, 10.90%, 8/15/2025 (f)	13	13
Series 3051, Class DP, IF, 17.51%, 10/15/2025 (f)	47	48
Series 3793, Class AB, 3.50%, 1/15/2026	1,437	1,431
Series 1829, Class ZB, 6.50%, 3/15/2026	3	3
Series 1863, Class Z, 6.50%, 7/15/2026	25	25
Series 1890, Class H, 7.50%, 9/15/2026	9	9
Series 1899, Class ZE, 8.00%, 9/15/2026	27	29
Series 1927, Class ZA, 6.50%, 1/15/2027	33	35
Series 1927, Class PH, 7.50%, 1/15/2027	66	69
Series 1963, Class Z, 7.50%, 1/15/2027	25	27
Series 1935, Class FL, 3.09%, 2/15/2027 (f)	2	2
Series 1981, Class Z, 6.00%, 5/15/2027	48	49
Series 1970, Class PG, 7.25%, 7/15/2027	3	3
Series 1987, Class PE, 7.50%, 9/15/2027	27	28
Series 2019, Class Z, 6.50%, 12/15/2027	37	39
Series 2038, Class PN, IO, 7.00%, 3/15/2028	39	4
Series 2040, Class PE, 7.50%, 3/15/2028	102	108
Series 2054, Class PV, 7.50%, 5/15/2028	43	46
Series 2063, Class PG, 6.50%, 6/15/2028	58	61
Series 2064, Class TE, 7.00%, 6/15/2028	9	10
Series 2070, Class C, 6.00%, 7/15/2028	43	44
Series 2075, Class PM, 6.25%, 8/15/2028	141	146
Series 2075, Class PH, 6.50%, 8/15/2028	131	138
Series 2086, Class GB, 6.00%, 9/15/2028	14	15
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	55	5
Series 2095, Class PE, 6.00%, 11/15/2028	109	113
Series 2106, Class ZD, 6.00%, 12/15/2028	232	242
Series 2388, Class FB, 2.99%, 1/15/2029 (f)	52	52
Series 2110, Class PG, 6.00%, 1/15/2029	289	300
Series 2125, Class JZ, 6.00%, 2/15/2029	70	71
Series 2126, Class CB, 6.25%, 2/15/2029	289	300
Series 2132, Class SB, HB, IF, 20.27%, 3/15/2029 (f)	8	9
Series 2141, IO, 7.00%, 4/15/2029	4	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2169, Class TB, 7.00%, 6/15/2029	264	281
Series 2163, Class PC, IO, 7.50%, 6/15/2029	21	2
Series 2172, Class QC, 7.00%, 7/15/2029	139	149
Series 2176, Class OJ, 7.00%, 8/15/2029	71	77
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	51	54
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	4	1
Series 2208, Class PG, 7.00%, 1/15/2030	142	152
Series 2209, Class TC, 8.00%, 1/15/2030	38	42
Series 2210, Class Z, 8.00%, 1/15/2030	142	156
Series 2224, Class CB, 8.00%, 3/15/2030	33	36
Series 3654, Class DC, 5.00%, 4/15/2030	5,362	5,447
Series 2230, Class Z, 8.00%, 4/15/2030	46	51
Series 2234, Class PZ, 7.50%, 5/15/2030	36	40
Series 2247, Class Z, 7.50%, 8/15/2030	39	42
Series 2256, Class MC, 7.25%, 9/15/2030	69	75
Series 2259, Class ZM, 7.00%, 10/15/2030	106	114
Series 2262, Class Z, 7.50%, 10/15/2030	9	9
Series 2271, Class PC, 7.25%, 12/15/2030	115	125
Series 2296, Class PD, 7.00%, 3/15/2031	70	75
Series 2313, Class LA, 6.50%, 5/15/2031	18	19
Series 2325, Class PM, 7.00%, 6/15/2031	41	44
Series 2359, Class ZB, 8.50%, 6/15/2031	119	132
Series 2332, Class ZH, 7.00%, 7/15/2031	129	140
Series 2344, Class ZD, 6.50%, 8/15/2031	744	788
Series 2344, Class ZJ, 6.50%, 8/15/2031	94	101
Series 2345, Class NE, 6.50%, 8/15/2031	62	66
Series 2351, Class PZ, 6.50%, 8/15/2031	55	58
Series 2367, Class ME, 6.50%, 10/15/2031	80	84
Series 2399, Class OH, 6.50%, 1/15/2032	89	94
Series 2399, Class TH, 6.50%, 1/15/2032	110	117
Series 2418, Class FO, 3.29%, 2/15/2032 (f)	194	196
Series 2475, Class S, IF, IO, 5.61%, 2/15/2032 (f)	301	37
Series 2410, Class QX, IF, IO, 6.26%, 2/15/2032 (f)	60	6
Series 2410, Class OE, 6.38%, 2/15/2032	41	42
Series 2410, Class NG, 6.50%, 2/15/2032	124	133
Series 2420, Class XK, 6.50%, 2/15/2032	155	165
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2412, Class SP, IF, 11.32%, 2/15/2032 (f)	140	152
Series 2410, Class QS, IF, 13.28%, 2/15/2032 (f)	161	185
Series 2444, Class ES, IF, IO, 5.56%, 3/15/2032 (f)	124	14
Series 2450, Class SW, IF, IO, 5.61%, 3/15/2032 (f)	81	10
Series 2423, Class TB, 6.50%, 3/15/2032	231	240
Series 2430, Class WF, 6.50%, 3/15/2032	191	206
Series 2423, Class MC, 7.00%, 3/15/2032	117	127
Series 2423, Class MT, 7.00%, 3/15/2032	143	156
Series 2434, Class ZA, 6.50%, 4/15/2032	376	392
Series 2435, Class CJ, 6.50%, 4/15/2032	310	330
Series 2441, Class GF, 6.50%, 4/15/2032	45	48
Series 2434, Class TC, 7.00%, 4/15/2032	256	277
Series 2436, Class MC, 7.00%, 4/15/2032	66	70
Series 2455, Class GK, 6.50%, 5/15/2032	149	156
Series 2450, Class GZ, 7.00%, 5/15/2032	143	157
Series 2458, Class ZM, 6.50%, 6/15/2032	119	124
Series 2466, Class DH, 6.50%, 6/15/2032	60	64
Series 2466, Class PH, 6.50%, 6/15/2032	176	188
Series 2474, Class NR, 6.50%, 7/15/2032	168	178
Series 2484, Class LZ, 6.50%, 7/15/2032	208	220
Series 3393, Class JO, PO, 9/15/2032	510	438
Series 2500, Class MC, 6.00%, 9/15/2032	206	218
Series 2835, Class QO, PO, 12/15/2032	25	21
Series 2571, Class FY, 3.14%, 12/15/2032 (f)	202	204
Series 2543, Class YX, 6.00%, 12/15/2032	378	397
Series 2544, Class HC, 6.00%, 12/15/2032	139	150
Series 2571, Class SY, IF, 12.86%, 12/15/2032 (f)	119	127
Series 2552, Class ME, 6.00%, 1/15/2033	247	263
Series 2567, Class QD, 6.00%, 2/15/2033	209	223
Series 2575, Class ME, 6.00%, 2/15/2033	940	994
Series 2596, Class QG, 6.00%, 3/15/2033	145	149
Series 2586, Class WI, IO, 6.50%, 3/15/2033	93	16
Series 2631, Class SA, IF, 10.47%, 6/15/2033 (f)	318	353
Series 2653, Class PZ, 5.00%, 7/15/2033	1,833	1,860
Series 2642, Class SL, IF, 5.61%, 7/15/2033 (f)	4	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2692, Class SC, IF, 8.50%, 7/15/2033 (f)	122	125
Series 4238, Class WY, 3.00%, 8/15/2033	2,538	2,460
Series 2671, Class S, IF, 10.37%, 9/15/2033 (f)	92	100
Series 2733, Class SB, IF, 5.86%, 10/15/2033 (f)	2,452	2,394
Series 2780, Class SY, IF, 11.24%, 11/15/2033 (f)	48	54
Series 2722, Class PF, 2.99%, 12/15/2033 (f)	781	785
Series 3920, Class LP, 5.00%, 1/15/2034	1,170	1,201
Series 2744, Class PE, 5.50%, 2/15/2034	7	7
Series 2802, Class OH, 6.00%, 5/15/2034	437	454
Series 2990, Class SL, IF, 15.73%, 6/15/2034 (f)	45	45
Series 3611, PO, 7/15/2034	496	428
Series 3305, Class MG, IF, 4.61%, 7/15/2034 (f)	197	198
Series 2990, Class GO, PO, 2/15/2035	160	136
Series 2929, Class MS, IF, 17.64%, 2/15/2035 (f)	203	201
Series 3077, Class TO, PO, 4/15/2035	124	118
Series 2968, Class EH, 6.00%, 4/15/2035	5,223	5,441
Series 2981, Class FA, 2.79%, 5/15/2035 (f)	252	251
Series 2988, Class AF, 2.69%, 6/15/2035 (f)	415	412
Series 2990, Class WP, IF, 11.87%, 6/15/2035 (f)	6	6
Series 3014, Class OD, PO, 8/15/2035	38	32
Series 3085, Class WF, 3.19%, 8/15/2035 (f)	233	236
Series 3029, Class SO, PO, 9/15/2035	109	98
Series 3064, Class SG, IF, 12.03%, 11/15/2035 (f)	157	184
Series 3101, Class UZ, 6.00%, 1/15/2036	561	602
Series 3102, Class HS, IF, 15.80%, 1/15/2036 (f)	30	32
Series 3117, Class AO, PO, 2/15/2036	288	261
Series 3117, Class EO, PO, 2/15/2036	128	109
Series 3117, Class OG, PO, 2/15/2036	92	81
Series 3117, Class OK, PO, 2/15/2036	113	96
Series 3122, Class OH, PO, 3/15/2036	178	154
Series 3122, Class OP, PO, 3/15/2036	165	150
Series 3134, PO, 3/15/2036	31	27
Series 3122, Class ZB, 6.00%, 3/15/2036	26	30
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	65

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3138, PO, 4/15/2036	160	135
Series 3147, PO, 4/15/2036	336	305
Series 3607, Class AO, PO, 4/15/2036	310	259
Series 3607, Class BO, PO, 4/15/2036	569	487
Series 3137, Class XP, 6.00%, 4/15/2036	390	418
Series 3219, Class DI, IO, 6.00%, 4/15/2036	289	60
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,959	3,177
Series 3149, Class SO, PO, 5/15/2036	91	74
Series 3151, PO, 5/15/2036	206	167
Series 3153, Class EO, PO, 5/15/2036	241	205
Series 3233, Class OP, PO, 5/15/2036	41	35
Series 3171, Class MO, PO, 6/15/2036	380	342
Series 3164, Class MG, 6.00%, 6/15/2036	69	68
Series 3523, Class SD, IF, 13.09%, 6/15/2036 (f)	116	115
Series 3179, Class OA, PO, 7/15/2036	108	90
Series 3194, Class SA, IF, IO, 4.71%, 7/15/2036 (f)	58	8
Series 3181, Class AZ, 6.50%, 7/15/2036	390	423
Series 3195, Class PD, 6.50%, 7/15/2036	317	334
Series 3200, PO, 8/15/2036	170	138
Series 3202, Class HI, IF, IO, 4.26%, 8/15/2036 (f)	2,454	285
Series 3200, Class AY, 5.50%, 8/15/2036	712	751
Series 3645, Class KZ, 5.50%, 8/15/2036	254	268
Series 3213, Class OA, PO, 9/15/2036	91	78
Series 3218, Class AO, PO, 9/15/2036	80	62
Series 3225, Class EO, PO, 10/15/2036	201	168
Series 3232, Class ST, IF, IO, 4.31%, 10/15/2036 (f)	267	32
Series 3704, Class DT, 7.50%, 11/15/2036	2,421	2,678
Series 3256, PO, 12/15/2036	108	88
Series 3704, Class CT, 7.00%, 12/15/2036	5,875	6,461
Series 3704, Class ET, 7.50%, 12/15/2036	2,026	2,266
Series 3261, Class OA, PO, 1/15/2037	107	88
Series 3260, Class CS, IF, IO, 3.75%, 1/15/2037 (f)	166	19
Series 3274, Class JO, PO, 2/15/2037	26	23
Series 3510, Class OD, PO, 2/15/2037	275	245
Series 3275, Class FL, 2.83%, 2/15/2037 (f)	170	169
Series 3274, Class B, 6.00%, 2/15/2037	259	268
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3286, PO, 3/15/2037	14	12
Series 3290, Class SB, IF, IO, 4.06%, 3/15/2037 (f)	310	34
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (f)	96	103
Series 3373, Class TO, PO, 4/15/2037	109	88
Series 3302, Class UT, 6.00%, 4/15/2037	284	304
Series 3316, PO, 5/15/2037	191	157
Series 3318, Class AO, PO, 5/15/2037	5	5
Series 3607, PO, 5/15/2037	1,123	926
Series 3315, Class HZ, 6.00%, 5/15/2037	250	261
Series 3326, Class JO, PO, 6/15/2037	18	15
Series 3331, PO, 6/15/2037	104	88
Series 3607, Class OP, PO, 7/15/2037	1,041	858
Series 4032, Class TO, PO, 7/15/2037	1,457	1,186
Series 4048, Class FJ, 2.11%, 7/15/2037 (f)	2,859	2,834
Series 3344, Class SL, IF, IO, 4.21%, 7/15/2037 (f)	253	25
Series 3365, PO, 9/15/2037	160	132
Series 3371, Class FA, 2.99%, 9/15/2037 (f)	74	75
Series 3387, Class SA, IF, IO, 4.03%, 11/15/2037 (f)	1,225	129
Series 3383, Class SA, IF, IO, 4.06%, 11/15/2037 (f)	782	95
Series 3404, Class SC, IF, IO, 3.61%, 1/15/2038 (f)	1,409	139
Series 3422, Class SE, IF, 11.47%, 2/15/2038 (f)	58	64
Series 3423, Class PB, 5.50%, 3/15/2038	1,244	1,320
Series 3424, Class PI, IF, IO, 4.41%, 4/15/2038 (f)	703	97
Series 3453, Class B, 5.50%, 5/15/2038	84	87
Series 3455, Class SE, IF, IO, 3.81%, 6/15/2038 (f)	595	52
Series 3461, Class LZ, 6.00%, 6/15/2038	67	71
Series 3461, Class Z, 6.00%, 6/15/2038	1,702	1,791
Series 3481, Class SJ, IF, IO, 3.46%, 8/15/2038 (f)	942	91
Series 3895, Class WA, 5.70%, 10/15/2038 (f)	401	417
Series 3501, Class CB, 5.50%, 1/15/2039	813	852
Series 3546, Class A, 2.30%, 2/15/2039 (f)	297	303
Series 3511, Class SA, IF, IO, 3.61%, 2/15/2039 (f)	434	38
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3531, Class SM, IF, IO, 3.71%, 5/15/2039 (f)	71	8
Series 3531, Class SA, IF, IO, 3.91%, 5/15/2039 (f)	523	16
Series 3549, Class FA, 3.59%, 7/15/2039 (f)	79	81
Series 3680, Class MA, 4.50%, 7/15/2039	73	73
Series 3607, Class TO, PO, 10/15/2039	542	441
Series 3795, Class EI, IO, 5.00%, 10/15/2039	189	3
Series 3608, Class SC, IF, IO, 3.86%, 12/15/2039 (f)	443	46
Series 3621, Class BO, PO, 1/15/2040	451	383
Series 3802, Class LS, IF, IO, 0.40%, 1/15/2040 (f)	2,665	96
Series 3632, Class BS, IF, 9.53%, 2/15/2040 (f)	1,442	1,515
Series 3740, Class SB, IF, IO, 3.61%, 10/15/2040 (f)	1,102	105
Series 3740, Class SC, IF, IO, 3.61%, 10/15/2040 (f)	1,022	129
Series 3779, Class GZ, 4.50%, 12/15/2040	6,831	6,469
Series 3779, Class Z, 4.50%, 12/15/2040	16,539	16,987
Series 3860, Class PZ, 5.00%, 5/15/2041	12,268	12,786
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	760	745
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	1,972	1,914
Series 4048, Class FB, 2.79%, 10/15/2041 (f)	2,107	2,102
Series 3957, Class B, 4.00%, 11/15/2041	1,495	1,489
Series 3966, Class NA, 4.00%, 12/15/2041	1,227	1,236
Series 4012, Class FN, 2.89%, 3/15/2042 (f)	3,643	3,631
Series 4077, Class FB, 2.89%, 7/15/2042 (f)	1,478	1,478
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,649
Series 4257, Class DZ, 2.50%, 10/15/2043	6,105	5,368
Series 3688, Class GT, 7.53%, 11/15/2046 (f)	3,016	3,260
Series 4809, Class ZM, 4.00%, 7/15/2048	27,198	26,784
Series 4837, Class ZB, 4.00%, 10/15/2048	9,347	9,279
FHLMC, STRIPS
Series 197, PO, 4/1/2028	229	210
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 233, Class 11, IO, 5.00%, 9/15/2035	524	111
Series 233, Class 12, IO, 5.00%, 9/15/2035	451	62
Series 233, Class 13, IO, 5.00%, 9/15/2035	844	175
Series 239, Class S30, IF, IO, 5.31%, 8/15/2036 (f)	1,559	233
Series 264, Class F1, 2.94%, 7/15/2042 (f)	6,101	6,192
Series 262, Class 35, 3.50%, 7/15/2042	16,116	15,545
Series 270, Class F1, 2.89%, 8/15/2042 (f)	2,162	2,206
Series 299, Class 300, 3.00%, 1/15/2043	1,180	1,097
Series 310, PO, 9/15/2043	3,675	2,981
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (f)	355	352
Series T-48, Class 1A, 4.43%, 7/25/2033 (f)	1,027	1,010
Series T-76, Class 2A, 1.84%, 10/25/2037 (f)	5,817	5,147
Series T-42, Class A5, 7.50%, 2/25/2042	1,412	1,559
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	271	285
Series T-54, Class 2A, 6.50%, 2/25/2043	1,607	1,752
Series T-54, Class 3A, 7.00%, 2/25/2043	515	550
Series T-56, Class A5, 5.23%, 5/25/2043	3,498	3,507
Series T-57, Class 1AP, PO, 7/25/2043	121	97
Series T-57, Class 1A3, 7.50%, 7/25/2043	335	372
Series T-58, Class A, PO, 9/25/2043	134	99
Series T-58, Class 4A, 7.50%, 9/25/2043	1,886	1,993
Series T-59, Class 1AP, PO, 10/25/2043	151	85
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,809	1,919
Series T-62, Class 1A1, 2.06%, 10/25/2044 (f)	2,064	2,150
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	463	263
Series 2007-FA4, Class 1A2, IF, IO, 3.21%, 8/25/2037 ‡ (f)	4,828	536
FMC GMSR Issuer Trust
3.69%, 2/25/2024	116,200	113,295
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	67

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	39,145
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,242	1,339
Series 2003-W8, Class 3F1, 2.84%, 5/25/2042 (f)	169	168
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	320	332
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	549	575
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,948	1,953
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	714	750
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	760	801
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	222	237
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	200	212
Series 2004-W15, Class 2AF, 2.69%, 8/25/2044 (f)	623	620
Series 2005-W3, Class 2AF, 2.66%, 3/25/2045 (f)	5,266	5,249
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	295	305
Series 2006-W2, Class 2A, 2.58%, 11/25/2045 (f)	812	824
Series 2006-W2, Class 1AF1, 2.66%, 2/25/2046 (f)	2,385	2,357
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (f)	341	350
Series 2001-T3, Class A1, 7.50%, 11/25/2040	576	597
Series 2002-T4, Class A1, 6.50%, 12/25/2041	6,822	7,208
Series 2002-T16, Class A2, 7.00%, 7/25/2042	699	757
Series 2004-T2, Class 2A, 3.41%, 7/25/2043 (f)	511	513
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,094	1,165
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	125	132
Series 2004-T3, Class PT1, 10.07%, 1/25/2044 (f)	139	151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,779	1,873
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	742	798
FNMA, REMIC
Series 2002-54, Class PG, 6.00%, 9/25/2022	—	—
Series 1992-163, Class M, 7.75%, 9/25/2022	—	—
Series 1992-150, Class M, 8.00%, 9/25/2022	—	—
Series G92-62, Class B, PO, 10/25/2022	—	—
Series 1992-188, Class PZ, 7.50%, 10/25/2022	—	—
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series G93-5, Class Z, 6.50%, 2/25/2023	1	1
Series 1997-61, Class ZC, 7.00%, 2/25/2023	6	6
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (f)	—	—
Series 2003-17, Class EQ, 5.50%, 3/25/2023	34	34
Series G93-14, Class J, 6.50%, 3/25/2023	1	1
Series 1993-37, Class PX, 7.00%, 3/25/2023	6	6
Series 1993-25, Class J, 7.50%, 3/25/2023	3	3
Series 1993-21, Class KA, 7.70%, 3/25/2023	1	1
Series 1998-4, Class C, PO, 4/25/2023	1	1
Series 2003-23, Class EQ, 5.50%, 4/25/2023	76	76
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (f)	1	1
Series 1993-54, Class Z, 7.00%, 4/25/2023	3	3
Series 1993-62, Class SA, IF, 12.10%, 4/25/2023 (f)	1	1
Series 1998-43, Class SA, IF, IO, 15.23%, 4/25/2023 (f)	2	—
Series 2003-39, Class LW, 5.50%, 5/25/2023	24	24
Series 1993-56, Class PZ, 7.00%, 5/25/2023	39	39
Series 2008-61, Class BH, 4.50%, 7/25/2023	21	21
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (f)	24	24
Series 1993-122, Class M, 6.50%, 7/25/2023	1	1
Series 1993-99, Class Z, 7.00%, 7/25/2023	23	23
Series 2002-1, Class G, 7.00%, 7/25/2023	15	15
Series G93-27, Class FD, 3.32%, 8/25/2023 (f)	1	1
Series 1999-38, Class SK, IF, IO, 5.61%, 8/25/2023 (f)	—	—
Series 2002-83, Class CS, 6.88%, 8/25/2023	23	24
Series 1993-141, Class Z, 7.00%, 8/25/2023	38	39
Series 1996-14, Class SE, IF, IO, 7.81%, 8/25/2023 (f)	21	—
Series 1993-205, Class H, PO, 9/25/2023	2	2
Series G93-37, Class H, PO, 9/25/2023	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	2	2
Series 1993-165, Class SD, IF, 7.19%, 9/25/2023 (f)	1	1
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (f)	2	2
Series 1993-183, Class KA, 6.50%, 10/25/2023	35	35
Series 1993-189, Class PL, 6.50%, 10/25/2023	13	13
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (f)	1	1
Series 1993-179, Class SB, IF, 13.94%, 10/25/2023 (f)	1	1
Series 1999-52, Class NS, IF, 16.54%, 10/25/2023 (f)	2	2
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	15	15
Series 1993-230, Class FA, 2.86%, 12/25/2023 (f)	2	2
Series 1993-247, Class FE, 3.44%, 12/25/2023 (f)	4	4
Series 1993-225, Class UB, 6.50%, 12/25/2023	5	5
Series 1993-247, Class SU, IF, 9.34%, 12/25/2023 (f)	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1993-247, Class SA, IF, 15.00%, 12/25/2023 (f)	4	4
Series 2002-1, Class UD, IF, 15.95%, 12/25/2023 (f)	4	4
Series 1994-37, Class L, 6.50%, 3/25/2024	15	15
Series 1994-40, Class Z, 6.50%, 3/25/2024	99	100
Series 1994-62, Class PK, 7.00%, 4/25/2024	147	149
Series 1994-63, Class PK, 7.00%, 4/25/2024	63	64
Series 2004-53, Class NC, 5.50%, 7/25/2024	8	8
Series 2004-65, Class EY, 5.50%, 8/25/2024	147	148
Series 2004-81, Class JG, 5.00%, 11/25/2024	273	274
Series 1995-2, Class Z, 8.50%, 1/25/2025	4	4
Series G95-1, Class C, 8.80%, 1/25/2025	12	13
Series 2005-67, Class EY, 5.50%, 8/25/2025	291	294
Series 2005-121, Class DX, 5.50%, 1/25/2026	147	149
Series 2006-94, Class GK, HB, IF, 21.03%, 10/25/2026 (f)	47	52
Series 1996-48, Class Z, 7.00%, 11/25/2026	42	43
Series 1997-20, IO, 1.84%, 3/25/2027 (f)	8	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (f)	3	—
Series 1997-27, Class J, 7.50%, 4/18/2027	16	17
Series 1997-29, Class J, 7.50%, 4/20/2027	26	28
Series 1997-32, Class PG, 6.50%, 4/25/2027	55	58
Series 1997-39, Class PD, 7.50%, 5/20/2027	82	86
Series 1997-42, Class ZC, 6.50%, 7/18/2027	4	4
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	22	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	30	32
Series 2008-55, Class S, IF, IO, 5.16%, 7/25/2028 (f)	830	57
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	69

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-11, Class NB, 5.00%, 3/25/2029	453	454
Series 1999-18, Class Z, 5.50%, 4/18/2029	21	22
Series 1999-17, Class C, 6.35%, 4/25/2029	18	18
Series 1999-62, Class PB, 7.50%, 12/18/2029	29	31
Series 2000-2, Class ZE, 7.50%, 2/25/2030	148	159
Series 2000-20, Class SA, IF, IO, 6.66%, 7/25/2030 (f)	37	1
Series 2000-52, IO, 8.50%, 1/25/2031	10	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	25	27
Series 2011-31, Class DB, 3.50%, 4/25/2031	3,597	3,552
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	133	17
Series 2001-30, Class PM, 7.00%, 7/25/2031	71	75
Series 2001-36, Class DE, 7.00%, 8/25/2031	139	150
Series 2001-49, Class Z, 6.50%, 9/25/2031	34	37
Series 2001-44, Class MY, 7.00%, 9/25/2031	174	189
Series 2001-44, Class PD, 7.00%, 9/25/2031	31	33
Series 2001-44, Class PU, 7.00%, 9/25/2031	26	29
Series 2001-60, Class QS, IF, 15.95%, 9/25/2031 (f)	102	103
Series 2001-52, Class KB, 6.50%, 10/25/2031	26	27
Series 2003-52, Class SX, IF, 15.62%, 10/25/2031 (f)	56	66
Series 2001-60, Class PX, 6.00%, 11/25/2031	230	242
Series 2001-61, Class Z, 7.00%, 11/25/2031	265	288
Series 2004-74, Class SW, IF, 10.75%, 11/25/2031 (f)	74	79
Series 2001-72, Class SX, IF, 11.77%, 12/25/2031 (f)	5	6
Series 2001-81, Class LO, PO, 1/25/2032	7	6
Series 2002-1, Class SA, IF, 17.25%, 2/25/2032 (f)	21	23
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	197	6
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	3	3
Series 2002-21, Class LO, PO, 4/25/2032	7	6
Series 2002-15, Class ZA, 6.00%, 4/25/2032	585	608
Series 2002-21, Class PE, 6.50%, 4/25/2032	104	111
Series 2002-28, Class PK, 6.50%, 5/25/2032	210	224
Series 2002-37, Class Z, 6.50%, 6/25/2032	95	100
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	368	43
Series 2002-48, Class GH, 6.50%, 8/25/2032	266	286
Series 2002-71, Class AP, 5.00%, 11/25/2032	43	43
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,732	1,829
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	82	86
Series 2004-61, Class SH, IF, 14.22%, 11/25/2032 (f)	30	34
Series 2004-59, Class BG, PO, 12/25/2032	47	41
Series 2002-78, Class Z, 5.50%, 12/25/2032	542	560
Series 2002-77, Class S, IF, 10.00%, 12/25/2032 (f)	39	42
Series 2003-9, Class NZ, 6.50%, 2/25/2033	90	96
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	66	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	952	949
Series 2003-35, Class EA, PO, 5/25/2033	27	24
Series 2003-42, Class GB, 4.00%, 5/25/2033	65	65
Series 2003-34, Class AX, 6.00%, 5/25/2033	142	150
Series 2003-34, Class ED, 6.00%, 5/25/2033	740	784
Series 2003-34, Class GE, 6.00%, 5/25/2033	406	427
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	41	6
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	386	69
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	695	65
Series 2003-47, Class PE, 5.75%, 6/25/2033	304	317
Series 2003-64, Class SX, IF, 7.82%, 7/25/2033 (f)	94	92
Series 2003-132, Class OA, PO, 8/25/2033	10	10
Series 2003-71, Class DS, IF, 4.30%, 8/25/2033 (f)	491	454
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	947	150
Series 2003-73, Class HC, 5.50%, 8/25/2033	434	456
Series 2003-74, Class SH, IF, 5.77%, 8/25/2033 (f)	71	69
Series 2005-56, Class TP, IF, 10.82%, 8/25/2033 (f)	82	83
Series 2003-91, Class SD, IF, 8.43%, 9/25/2033 (f)	74	76
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,165	6,935
Series 2003-105, Class AZ, 5.50%, 10/25/2033	3,444	3,611
Series 2003-116, Class SB, IF, IO, 5.16%, 11/25/2033 (f)	489	52
Series 2006-44, Class P, PO, 12/25/2033	422	359
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,751	2,937
Series 2004-87, Class F, 3.19%, 1/25/2034 (f)	576	583
Series 2003-130, Class SX, IF, 7.85%, 1/25/2034 (f)	10	11
Series 2003-131, Class SK, IF, 11.31%, 1/25/2034 (f)	13	13
Series 2004-46, Class EP, PO, 3/25/2034	317	301
Series 2004-28, Class PF, 2.84%, 3/25/2034 (f)	291	291
Series 2004-17, Class H, 5.50%, 4/25/2034	1,077	1,121
Series 2004-25, Class SA, IF, 12.80%, 4/25/2034 (f)	189	208
Series 2004-36, Class FA, 2.84%, 5/25/2034 (f)	1,027	1,025
Series 2004-46, Class SK, IF, 9.78%, 5/25/2034 (f)	51	52
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-36, Class SA, IF, 12.80%, 5/25/2034 (f)	439	490
Series 2004-46, Class QB, IF, 14.23%, 5/25/2034 (f)	93	102
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,754	1,829
Series 2004-51, Class SY, IF, 9.35%, 7/25/2034 (f)	67	65
Series 2005-93, Class MF, 2.69%, 8/25/2034 (f)	16	16
Series 2005-25, Class PF, 2.79%, 4/25/2035 (f)	518	515
Series 2005-42, Class PS, IF, 10.89%, 5/25/2035 (f)	19	20
Series 2005-74, Class CS, IF, 13.30%, 5/25/2035 (f)	300	304
Series 2005-74, Class SK, IF, 13.41%, 5/25/2035 (f)	206	209
Series 2005-74, Class CP, IF, 15.79%, 5/25/2035 (f)	69	68
Series 2005-59, Class SU, IF, 13.28%, 6/25/2035 (f)	136	150
Series 2005-56, Class S, IF, IO, 4.27%, 7/25/2035 (f)	278	30
Series 2005-66, Class SG, IF, 11.27%, 7/25/2035 (f)	150	170
Series 2005-68, Class PG, 5.50%, 8/25/2035	408	423
Series 2005-73, Class ZB, 5.50%, 8/25/2035	3,171	3,315
Series 2005-73, Class PS, IF, 10.59%, 8/25/2035 (f)	146	159
Series 2005-72, Class SB, IF, 10.77%, 8/25/2035 (f)	117	125
Series 2005-90, PO, 9/25/2035	33	31
Series 2005-75, Class SV, IF, 14.43%, 9/25/2035 (f)	33	35
Series 2010-39, Class OT, PO, 10/25/2035	106	94
Series 2005-84, Class XM, 5.75%, 10/25/2035	328	339
Series 2005-90, Class ES, IF, 10.77%, 10/25/2035 (f)	152	164
Series 2005-106, Class US, IF, 15.61%, 11/25/2035 (f)	702	755
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,221	2,339
Series 2006-46, Class UC, 5.50%, 12/25/2035	109	110
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	71

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-109, Class PC, 6.00%, 12/25/2035	52	54
Series 2006-39, Class WC, 5.50%, 1/25/2036	54	55
Series 2006-16, Class OA, PO, 3/25/2036	77	66
Series 2006-8, Class WQ, PO, 3/25/2036	885	719
Series 2006-8, Class WN, IF, IO, 4.26%, 3/25/2036 (f)	3,246	380
Series 2006-12, Class BZ, 5.50%, 3/25/2036	906	948
Series 2006-16, Class HZ, 5.50%, 3/25/2036	194	201
Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,138	1,190
Series 2006-11, Class PS, IF, 15.61%, 3/25/2036 (f)	82	105
Series 2006-22, Class AO, PO, 4/25/2036	270	231
Series 2006-23, Class KO, PO, 4/25/2036	88	79
Series 2006-27, Class OH, PO, 4/25/2036	167	146
Series 2006-23, Class FK, 2.69%, 4/25/2036 (f)	555	549
Series 2006-33, Class LS, IF, 19.15%, 5/25/2036 (f)	87	109
Series 2006-43, PO, 6/25/2036	73	64
Series 2006-43, Class DO, PO, 6/25/2036	219	185
Series 2006-44, Class GO, PO, 6/25/2036	149	128
Series 2006-50, Class JO, PO, 6/25/2036	540	455
Series 2006-50, Class PS, PO, 6/25/2036	648	572
Series 2006-46, Class FW, 2.84%, 6/25/2036 (f)	160	160
Series 2006-53, Class US, IF, IO, 4.14%, 6/25/2036 (f)	610	69
Series 2006-46, Class SW, IF, 15.24%, 6/25/2036 (f)	26	31
Series 2006-58, PO, 7/25/2036	91	78
Series 2006-58, Class AP, PO, 7/25/2036	46	39
Series 2006-65, Class QO, PO, 7/25/2036	170	147
Series 2006-56, Class FC, 2.73%, 7/25/2036 (f)	1,413	1,404
Series 2006-58, Class FL, 2.90%, 7/25/2036 (f)	147	147
Series 2006-58, Class IG, IF, IO, 4.08%, 7/25/2036 (f)	150	15
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,853	1,969
Series 2006-63, Class ZH, 6.50%, 7/25/2036	914	994
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,211	1,314
Series 2006-60, Class AK, IF, 19.03%, 7/25/2036 (f)	93	98
Series 2006-62, Class PS, HB, IF, 25.24%, 7/25/2036 (f)	65	87
Series 2006-72, Class GO, PO, 8/25/2036	299	268
Series 2006-72, Class TO, PO, 8/25/2036	53	45
Series 2006-79, Class DO, PO, 8/25/2036	124	110
Series 2006-79, Class OP, PO, 8/25/2036	183	150
Series 2006-79, Class DF, 2.79%, 8/25/2036 (f)	524	521
Series 2007-7, Class SG, IF, IO, 4.06%, 8/25/2036 (f)	810	113
Series 2006-77, Class PC, 6.50%, 8/25/2036	461	486
Series 2006-78, Class BZ, 6.50%, 8/25/2036	90	97
Series 2006-86, Class OB, PO, 9/25/2036	163	133
Series 2006-90, Class AO, PO, 9/25/2036	131	115
Series 2008-42, Class AO, PO, 9/25/2036	68	57
Series 2006-85, Class MZ, 6.50%, 9/25/2036	40	43
Series 2009-19, Class PW, 4.50%, 10/25/2036	780	788
Series 2006-95, Class SG, IF, 16.43%, 10/25/2036 (f)	96	116
Series 2006-109, PO, 11/25/2036	49	40
Series 2006-110, PO, 11/25/2036	250	212
Series 2006-111, Class EO, PO, 11/25/2036	137	117
Series 2006-115, Class OK, PO, 12/25/2036	147	122
Series 2006-119, PO, 12/25/2036	80	71
Series 2006-118, Class A1, 2.32%, 12/25/2036 (f)	255	253
Series 2006-118, Class A2, 2.32%, 12/25/2036 (f)	1,163	1,150
Series 2006-117, Class GS, IF, IO, 4.21%, 12/25/2036 (f)	553	47
Series 2006-115, Class ES, IF, 16.79%, 12/25/2036 (f)	18	21
Series 2006-128, PO, 1/25/2037	152	127
Series 2009-70, Class CO, PO, 1/25/2037	420	361
Series 2006-128, Class BP, 5.50%, 1/25/2037	62	63
Series 2007-10, Class FD, 2.69%, 2/25/2037 (f)	289	287
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-1, Class SD, HB, IF, 24.34%, 2/25/2037 (f)	73	147
Series 2007-14, Class OP, PO, 3/25/2037	126	108
Series 2007-77, Class FG, 2.94%, 3/25/2037 (f)	282	282
Series 2007-16, Class FC, 3.19%, 3/25/2037 (f)	173	175
Series 2007-22, Class SC, IF, IO, 3.64%, 3/25/2037 (f)	24	—
Series 2007-14, Class ES, IF, IO, 4.00%, 3/25/2037 (f)	1,012	109
Series 2009-63, Class P, 5.00%, 3/25/2037	15	16
Series 2007-18, Class MZ, 6.00%, 3/25/2037	278	287
Series 2007-28, Class EO, PO, 4/25/2037	392	328
Series 2007-35, Class SI, IF, IO, 3.66%, 4/25/2037 (f)	319	18
Series 2007-29, Class SG, IF, 14.52%, 4/25/2037 (f)	193	226
Series 2007-42, Class AO, PO, 5/25/2037	29	25
Series 2007-43, Class FL, 2.74%, 5/25/2037 (f)	202	200
Series 2007-42, Class B, 6.00%, 5/25/2037	558	593
Series 2007-98, Class FB, 2.89%, 6/25/2037 (f)	107	110
Series 2007-92, Class YS, IF, IO, 3.34%, 6/25/2037 (f)	165	15
Series 2007-53, Class SH, IF, IO, 3.66%, 6/25/2037 (f)	657	65
Series 2007-54, Class WI, IF, IO, 3.66%, 6/25/2037 (f)	215	22
Series 2007-92, Class YA, 6.50%, 6/25/2037	99	107
Series 2007-67, PO, 7/25/2037	284	244
Series 2007-97, Class FC, 2.94%, 7/25/2037 (f)	170	171
Series 2007-72, Class EK, IF, IO, 3.96%, 7/25/2037 (f)	1,897	219
Series 2007-65, Class KI, IF, IO, 4.18%, 7/25/2037 (f)	644	76
Series 2007-60, Class AX, IF, IO, 4.71%, 7/25/2037 (f)	3,045	476
Series 2007-70, Class Z, 5.50%, 7/25/2037	662	692
Series 2007-62, Class SE, IF, 10.39%, 7/25/2037 (f)	126	130
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-76, Class AZ, 5.50%, 8/25/2037	219	228
Series 2007-76, Class ZG, 6.00%, 8/25/2037	178	189
Series 2007-78, Class CB, 6.00%, 8/25/2037	74	78
Series 2007-78, Class PE, 6.00%, 8/25/2037	169	180
Series 2007-81, Class GE, 6.00%, 8/25/2037	286	300
Series 2007-79, Class SB, IF, 15.06%, 8/25/2037 (f)	258	300
Series 2007-88, Class VI, IF, IO, 4.10%, 9/25/2037 (f)	986	121
Series 2007-85, Class SL, IF, 10.04%, 9/25/2037 (f)	50	52
Series 2009-86, Class OT, PO, 10/25/2037	2,568	2,126
Series 2007-100, Class SM, IF, IO, 4.01%, 10/25/2037 (f)	635	79
Series 2007-91, Class ES, IF, IO, 4.02%, 10/25/2037 (f)	1,045	116
Series 2007-108, Class SA, IF, IO, 3.92%, 12/25/2037 (f)	28	3
Series 2007-109, Class AI, IF, IO, 3.96%, 12/25/2037 (f)	912	75
Series 2007-112, Class SA, IF, IO, 4.01%, 12/25/2037 (f)	1,035	136
Series 2007-112, Class MJ, 6.50%, 12/25/2037	755	812
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (f)	1,514	48
Series 2008-1, Class BI, IF, IO, 3.47%, 2/25/2038 (f)	785	80
Series 2008-4, Class SD, IF, IO, 3.56%, 2/25/2038 (f)	2,078	182
Series 2008-18, Class FA, 3.34%, 3/25/2038 (f)	207	211
Series 2008-16, Class IS, IF, IO, 3.76%, 3/25/2038 (f)	256	24
Series 2008-10, Class XI, IF, IO, 3.79%, 3/25/2038 (f)	280	27
Series 2008-20, Class SA, IF, IO, 4.55%, 3/25/2038 (f)	364	48
Series 2008-18, Class SP, IF, 9.11%, 3/25/2038 (f)	137	127
Series 2008-32, Class SA, IF, IO, 4.41%, 4/25/2038 (f)	140	15
Series 2008-27, Class SN, IF, IO, 4.46%, 4/25/2038 (f)	303	42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	73

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-28, Class QS, IF, 13.37%, 4/25/2038 (f)	145	161
Series 2008-44, PO, 5/25/2038	11	9
Series 2008-46, Class HI, IO, 1.18%, 6/25/2038 (f)	447	23
Series 2008-53, Class CI, IF, IO, 4.76%, 7/25/2038 (f)	211	22
Series 2008-56, Class AC, 5.00%, 7/25/2038	173	176
Series 2008-60, Class JC, 5.00%, 7/25/2038	225	231
Series 2011-47, Class ZA, 5.50%, 7/25/2038	818	848
Series 2008-80, Class SA, IF, IO, 3.41%, 9/25/2038 (f)	726	70
Series 2008-81, Class SB, IF, IO, 3.41%, 9/25/2038 (f)	728	57
Series 2009-6, Class GS, IF, IO, 4.11%, 2/25/2039 (f)	502	64
Series 2009-4, Class BD, 4.50%, 2/25/2039	14	13
Series 2009-17, Class QS, IF, IO, 4.21%, 3/25/2039 (f)	172	17
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	368	67
Series 2009-47, Class MT, 7.00%, 7/25/2039	10	11
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,460	1,497
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,810	1,925
Series 2009-65, Class MT, 5.00%, 9/25/2039	310	301
Series 2009-69, Class WA, 6.03%, 9/25/2039 (f)	567	594
Series 2009-84, Class WS, IF, IO, 3.46%, 10/25/2039 (f)	227	21
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	865	162
Series 2009-103, Class MB, 2.86%, 12/25/2039 (f)	778	797
Series 2009-99, Class SC, IF, IO, 3.74%, 12/25/2039 (f)	273	25
Series 2009-99, Class WA, 6.30%, 12/25/2039 (f)	1,547	1,626
Series 2009-113, Class AO, PO, 1/25/2040	226	189
Series 2009-112, Class ST, IF, IO, 3.81%, 1/25/2040 (f)	637	67
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-1, Class WA, 6.20%, 2/25/2040 (f)	256	268
Series 2010-16, Class WB, 6.16%, 3/25/2040 (f)	1,117	1,176
Series 2010-16, Class WA, 6.43%, 3/25/2040 (f)	1,050	1,100
Series 2010-49, Class SC, IF, 7.77%, 3/25/2040 (f)	993	1,022
Series 2010-40, Class FJ, 3.04%, 4/25/2040 (f)	166	167
Series 2010-35, Class SB, IF, IO, 3.98%, 4/25/2040 (f)	453	43
Series 2010-35, Class SJ, IF, 9.52%, 4/25/2040 (f)	604	601
Series 2010-43, Class FD, 3.04%, 5/25/2040 (f)	302	303
Series 2010-42, Class S, IF, IO, 3.96%, 5/25/2040 (f)	302	31
Series 2010-63, Class AP, PO, 6/25/2040	347	294
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,215	2,277
Series 2010-58, Class MB, 5.50%, 6/25/2040	3,910	4,035
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,255	1,328
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,478	1,512
Series 2010-111, Class AM, 5.50%, 10/25/2040	4,060	4,297
Series 2010-125, Class SA, IF, IO, 2.00%, 11/25/2040 (f)	1,679	93
Series 2010-147, Class SA, IF, IO, 4.09%, 1/25/2041 (f)	3,183	439
Series 2011-30, Class LS, IO, 0.40%, 4/25/2041 (f)	2,301	105
Series 2011-149, Class EF, 2.94%, 7/25/2041 (f)	172	172
Series 2011-75, Class FA, 2.99%, 8/25/2041 (f)	485	485
Series 2011-149, Class MF, 2.94%, 11/25/2041 (f)	718	719
Series 2011-118, Class LB, 7.00%, 11/25/2041	3,969	4,386
Series 2011-118, Class MT, 7.00%, 11/25/2041	4,784	5,258
Series 2011-118, Class NT, 7.00%, 11/25/2041	4,205	4,593
Series 2012-99, Class FA, 2.89%, 9/25/2042 (f)	1,154	1,150
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-101, Class FC, 2.94%, 9/25/2042 (f)	633	632
Series 2012-97, Class FB, 2.94%, 9/25/2042 (f)	2,347	2,348
Series 2012-108, Class F, 2.94%, 10/25/2042 (f)	1,816	1,817
Series 2013-81, Class TA, 3.00%, 2/25/2043	3,057	2,999
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,449	1,378
Series 2013-92, PO, 9/25/2043	4,536	3,701
Series 2013-101, Class DO, PO, 10/25/2043	4,140	3,342
Series 2013-128, PO, 12/25/2043	7,189	5,795
Series 2013-135, PO, 1/25/2044	2,665	2,144
Series 2014-29, Class PS, IF, IO, 3.61%, 5/25/2044 (f)	2,304	271
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,873	1,814
Series 2018-94, Class DZ, 4.00%, 1/25/2049	13,083	12,871
Series 2010-103, Class SB, IF, IO, 3.66%, 11/25/2049 (f)	485	43
Series 2011-2, Class WA, 5.88%, 2/25/2051 (f)	398	415
Series 2011-58, Class WA, 5.50%, 7/25/2051 (f)	167	175
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	2,350	2,372
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	152	158
Series 2007-W5, PO, 6/25/2037	112	88
Series 2007-W7, Class 1A4, HB, IF, 25.63%, 7/25/2037 (f)	81	107
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	12,301	12,590
Series 2003-W4, Class 2A, 5.06%, 10/25/2042 (f)	83	85
Series 2003-W1, Class 1A1, 4.87%, 12/25/2042 (f)	593	585
Series 2003-W1, Class 2A, 5.33%, 12/25/2042 (f)	161	161
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	461	491
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	850	909
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	540	550
Series 2007-W10, Class 2A, 6.32%, 8/25/2047 (f)	62	64
Series 2009-W1, Class A, 6.00%, 12/25/2049	2,124	2,208
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 2.68%, 6/27/2036 (f)	2,005	1,977
Series 2007-54, Class FA, 2.84%, 6/25/2037 (f)	997	993
Series 2007-64, Class FB, 2.81%, 7/25/2037 (f)	286	283
Series 2007-106, Class A7, 6.25%, 10/25/2037 (f)	223	238
Series 2002-90, Class A1, 6.50%, 6/25/2042	329	350
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 265, Class 2, 9.00%, 3/25/2024	—	1
Series 300, Class 1, PO, 9/25/2024	68	66
Series 329, Class 1, PO, 1/25/2033	38	33
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	54	8
Series 365, Class 8, IO, 5.50%, 5/25/2036	195	42
Series 374, Class 5, IO, 5.50%, 8/25/2036	142	27
Series 393, Class 6, IO, 5.50%, 4/25/2037	49	6
Series 383, Class 33, IO, 6.00%, 1/25/2038	132	27
Series 412, Class F2, 2.94%, 8/25/2042 (f)	2,330	2,347
Series 411, Class F1, 2.99%, 8/25/2042 (f)	5,245	5,259
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.70%, 11/25/2046 (f)	4,206	4,174
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (f)	323	303
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	338	338
Series 2001-35, Class SA, IF, IO, 5.86%, 8/16/2031 (f)	69	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	75

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-52, Class GH, 6.50%, 7/20/2032	329	328
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	1,659	1,665
Series 2003-58, Class BE, 6.50%, 1/20/2033	433	437
Series 2003-12, Class SP, IF, IO, 5.33%, 2/20/2033 (f)	105	3
Series 2003-24, PO, 3/16/2033	30	30
Series 2003-40, Class TJ, 6.50%, 3/20/2033	829	837
Series 2003-46, Class TC, 6.50%, 3/20/2033	243	246
Series 2003-25, Class PZ, 5.50%, 4/20/2033	926	931
Series 2003-46, Class MG, 6.50%, 5/20/2033	340	350
Series 2003-52, Class AP, PO, 6/16/2033	191	173
Series 2003-75, Class ZX, 6.00%, 9/16/2033	556	575
Series 2003-90, PO, 10/20/2033	28	27
Series 2010-41, Class WA, 5.83%, 10/20/2033 (f)	641	667
Series 2003-97, Class SA, IF, IO, 4.16%, 11/16/2033 (f)	320	15
Series 2003-112, Class SA, IF, IO, 4.16%, 12/16/2033 (f)	351	13
Series 2004-28, Class S, IF, 13.10%, 4/16/2034 (f)	171	190
Series 2005-7, Class JM, IF, 11.47%, 5/18/2034 (f)	7	7
Series 2004-46, PO, 6/20/2034	300	276
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,213	1,266
Series 2010-103, Class WA, 5.69%, 8/20/2034 (f)	355	370
Series 2004-73, Class JL, IF, IO, 4.16%, 9/16/2034 (f)	1,239	131
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (f)	127	128
Series 2004-71, Class SB, IF, 17.84%, 9/20/2034 (f)	127	142
Series 2004-83, Class AP, IF, 9.10%, 10/16/2034 (f)	2	2
Series 2004-89, Class LS, IF, 15.63%, 10/16/2034 (f)	110	126
Series 2004-90, Class SI, IF, IO, 3.73%, 10/20/2034 (f)	1,777	124
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-96, Class SC, IF, IO, 3.71%, 11/20/2034 (f)	1,056	2
Series 2005-3, Class SK, IF, IO, 4.38%, 1/20/2035 (f)	1,182	120
Series 2005-68, Class DP, IF, 10.68%, 6/17/2035 (f)	359	356
Series 2008-79, Class CS, IF, 4.43%, 6/20/2035 (f)	586	554
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	117	18
Series 2005-66, Class SP, IF, 12.88%, 8/16/2035 (f)	71	75
Series 2010-14, Class CO, PO, 8/20/2035	685	593
Series 2005-65, Class SA, IF, 13.76%, 8/20/2035 (f)	27	27
Series 2005-68, Class KI, IF, IO, 3.93%, 9/20/2035 (f)	2,392	258
Series 2005-72, Class AZ, 5.50%, 9/20/2035	639	658
Series 2005-82, PO, 10/20/2035	159	134
Series 2010-14, Class BO, PO, 11/20/2035	235	204
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	245	32
Series 2006-20, Class QA, 5.75%, 2/20/2036	15	15
Series 2006-16, Class OP, PO, 3/20/2036	196	173
Series 2006-22, Class AO, PO, 5/20/2036	284	259
Series 2006-38, Class SW, IF, IO, 4.13%, 6/20/2036 (f)	8	—
Series 2006-34, PO, 7/20/2036	38	35
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,219	1,301
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,597	1,651
Series 2006-59, Class SD, IF, IO, 4.33%, 10/20/2036 (f)	379	29
Series 2006-57, Class PZ, 5.56%, 10/20/2036	704	716
Series 2006-65, Class SA, IF, IO, 4.43%, 11/20/2036 (f)	634	24
Series 2011-22, Class WA, 5.89%, 2/20/2037 (f)	241	253
Series 2007-57, PO, 3/20/2037	334	317
Series 2007-9, Class CI, IF, IO, 3.83%, 3/20/2037 (f)	747	51
Series 2007-17, Class JO, PO, 4/16/2037	387	324
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-17, Class JI, IF, IO, 4.42%, 4/16/2037 (f)	998	103
Series 2007-19, Class SD, IF, IO, 3.83%, 4/20/2037 (f)	372	13
Series 2010-129, Class AW, 5.92%, 4/20/2037 (f)	441	463
Series 2007-25, Class FN, 2.69%, 5/16/2037 (f)	318	317
Series 2007-28, Class BO, PO, 5/20/2037	56	48
Series 2007-26, Class SC, IF, IO, 3.83%, 5/20/2037 (f)	653	25
Series 2007-27, Class SD, IF, IO, 3.83%, 5/20/2037 (f)	756	39
Series 2007-35, PO, 6/16/2037	989	881
Series 2007-36, Class HO, PO, 6/16/2037	99	89
Series 2007-36, Class SE, IF, IO, 4.08%, 6/16/2037 (f)	423	19
Series 2007-36, Class SJ, IF, IO, 3.88%, 6/20/2037 (f)	538	19
Series 2007-45, Class QA, IF, IO, 4.27%, 7/20/2037 (f)	852	56
Series 2007-40, Class SN, IF, IO, 4.31%, 7/20/2037 (f)	820	37
Series 2007-40, Class SD, IF, IO, 4.38%, 7/20/2037 (f)	583	38
Series 2007-53, Class ES, IF, IO, 4.18%, 9/20/2037 (f)	580	33
Series 2007-53, Class SW, IF, 13.10%, 9/20/2037 (f)	133	147
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	176	3
Series 2008-7, Class SP, IF, 8.66%, 10/20/2037 (f)	99	93
Series 2009-79, Class OK, PO, 11/16/2037	1,051	927
Series 2007-74, Class SL, IF, IO, 4.15%, 11/16/2037 (f)	719	66
Series 2007-73, Class MI, IF, IO, 3.63%, 11/20/2037 (f)	661	25
Series 2007-76, Class SB, IF, IO, 4.13%, 11/20/2037 (f)	1,283	46
Series 2007-67, Class SI, IF, IO, 4.14%, 11/20/2037 (f)	707	44
Series 2007-72, Class US, IF, IO, 4.18%, 11/20/2037 (f)	583	24
Series 2008-7, Class SK, IF, 12.85%, 11/20/2037 (f)	69	69
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-79, Class SY, IF, IO, 4.18%, 12/20/2037 (f)	872	29
Series 2008-1, PO, 1/20/2038	39	35
Series 2015-137, Class WA, 5.55%, 1/20/2038 (f)	2,379	2,522
Series 2009-106, Class ST, IF, IO, 3.63%, 2/20/2038 (f)	5,466	350
Series 2008-17, IO, 5.50%, 2/20/2038	129	—
Series 2008-33, Class XS, IF, IO, 5.31%, 4/16/2038 (f)	357	31
Series 2008-36, Class SH, IF, IO, 3.93%, 4/20/2038 (f)	874	2
Series 2008-40, Class SA, IF, IO, 4.01%, 5/16/2038 (f)	2,989	231
Series 2008-55, Class SA, IF, IO, 3.83%, 6/20/2038 (f)	215	11
Series 2008-50, Class KB, 6.00%, 6/20/2038	449	469
Series 2008-60, Class CS, IF, IO, 3.78%, 7/20/2038 (f)	733	30
Series 2008-69, Class QD, 5.75%, 7/20/2038	344	349
Series 2008-71, Class SC, IF, IO, 3.63%, 8/20/2038 (f)	252	13
Series 2012-59, Class WA, 5.58%, 8/20/2038 (f)	1,137	1,186
Series 2008-76, Class US, IF, IO, 3.53%, 9/20/2038 (f)	896	49
Series 2008-81, Class S, IF, IO, 3.83%, 9/20/2038 (f)	1,871	52
Series 2009-25, Class SE, IF, IO, 5.23%, 9/20/2038 (f)	385	27
Series 2011-97, Class WA, 6.11%, 11/20/2038 (f)	662	705
Series 2008-93, Class AS, IF, IO, 3.33%, 12/20/2038 (f)	985	68
Series 2008-96, Class SL, IF, IO, 3.63%, 12/20/2038 (f)	540	17
Series 2008-95, Class DS, IF, IO, 4.93%, 12/20/2038 (f)	1,614	109
Series 2011-163, Class WA, 5.89%, 12/20/2038 (f)	2,671	2,817
Series 2014-6, Class W, 5.37%, 1/20/2039 (f)	1,840	1,914
Series 2009-6, Class SA, IF, IO, 3.71%, 2/16/2039 (f)	369	3
Series 2009-11, Class SC, IF, IO, 3.76%, 2/16/2039 (f)	492	17
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	77

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-10, Class SA, IF, IO, 3.58%, 2/20/2039 (f)	699	45
Series 2009-6, Class SH, IF, IO, 3.67%, 2/20/2039 (f)	428	8
Series 2009-31, Class TS, IF, IO, 3.93%, 3/20/2039 (f)	470	12
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	240	36
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	541	94
Series 2009-22, Class SA, IF, IO, 3.90%, 4/20/2039 (f)	1,209	83
Series 2009-35, Class ZB, 5.50%, 5/16/2039	10,431	10,723
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	151	19
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	204	32
Series 2009-43, Class SA, IF, IO, 3.58%, 6/20/2039 (f)	688	29
Series 2009-42, Class SC, IF, IO, 3.71%, 6/20/2039 (f)	938	67
Series 2009-64, Class SN, IF, IO, 3.71%, 7/16/2039 (f)	942	68
Series 2009-72, Class SM, IF, IO, 3.86%, 8/16/2039 (f)	1,070	86
Series 2009-104, Class AB, 7.00%, 8/16/2039	235	239
Series 2009-81, Class SB, IF, IO, 3.72%, 9/20/2039 (f)	1,845	173
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,751	2,928
Series 2009-106, Class AS, IF, IO, 4.01%, 11/16/2039 (f)	1,516	159
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,880
Series 2015-91, Class W, 5.24%, 5/20/2040 (f)	2,116	2,203
Series 2013-75, Class WA, 5.13%, 6/20/2040 (f)	605	625
Series 2011-137, Class WA, 5.60%, 7/20/2040 (f)	1,063	1,131
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,939	2,109
Series 2010-157, Class OP, PO, 12/20/2040	2,081	1,769
Series 2011-75, Class SM, IF, IO, 4.23%, 5/20/2041 (f)	1,428	118
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-26, Class AK, 4.68%, 9/20/2041 (f)	1,481	1,517
Series 2014-188, Class W, 4.55%, 10/20/2041 (f)	1,517	1,531
Series 2012-141, Class WA, 4.53%, 11/16/2041 (f)	1,716	1,737
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,408
Series 2012-141, Class WC, 3.71%, 1/20/2042 (f)	1,423	1,407
Series 2012-141, Class WB, 4.02%, 9/16/2042 (f)	908	911
Series 2014-41, Class W, 4.68%, 10/20/2042 (f)	1,590	1,613
Series 2013-54, Class WA, 4.87%, 11/20/2042 (f)	996	1,022
Series 2013-91, Class WA, 4.46%, 4/20/2043 (f)	1,299	1,295
Series 2019-78, Class SW, IF, IO, 3.73%, 6/20/2049 (f)	9,133	681
Series 2020-134, Class ST, IF, IO, 1.33%, 9/20/2050 (f)	51,983	1,662
Series 2012-H24, Class FA, 2.25%, 3/20/2060 (f)	157	155
Series 2012-H24, Class FG, 2.23%, 4/20/2060 (f)	75	74
Series 2013-H03, Class FA, 2.10%, 8/20/2060 (f)	4	4
Series 2011-H05, Class FB, 2.30%, 12/20/2060 (f)	1,255	1,247
Series 2011-H06, Class FA, 2.25%, 2/20/2061 (f)	1,356	1,347
Series 2012-H21, Class CF, 2.50%, 5/20/2061 (f)	94	94
Series 2011-H19, Class FA, 2.27%, 8/20/2061 (f)	1,366	1,358
Series 2012-H26, Class JA, 2.35%, 10/20/2061 (f)	20	19
Series 2012-H10, Class FA, 2.35%, 12/20/2061 (f)	10,586	10,535
Series 2012-H08, Class FB, 2.40%, 3/20/2062 (f)	2,764	2,753
Series 2013-H07, Class MA, 2.35%, 4/20/2062 (f)	9	9
Series 2012-H08, Class FS, 2.50%, 4/20/2062 (f)	4,080	4,066
Series 2012-H15, Class FA, 2.25%, 5/20/2062 (f)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H26, Class MA, 2.35%, 7/20/2062 (f)	38	38
Series 2012-H18, Class NA, 2.32%, 8/20/2062 (f)	695	692
Series 2012-H28, Class FA, 2.38%, 9/20/2062 (f)	51	51
Series 2012-H29, Class FA, 2.31%, 10/20/2062 (f)	7,192	7,153
Series 2012-H24, Class FE, 2.40%, 10/20/2062 (f)	84	83
Series 2013-H02, Class HF, 2.10%, 11/20/2062 (f)	4	4
Series 2013-H01, Class FA, 1.65%, 1/20/2063	36	35
Series 2013-H01, Class JA, 2.12%, 1/20/2063 (f)	3,515	3,487
Series 2013-H04, Class SA, 2.22%, 2/20/2063 (f)	1,227	1,215
Series 2013-H08, Class FC, 2.25%, 2/20/2063 (f)	2,137	2,122
Series 2013-H07, Class HA, 2.21%, 3/20/2063 (f)	3,604	3,576
Series 2013-H09, Class HA, 1.65%, 4/20/2063	69	65
Series 2013-H14, Class FG, 2.27%, 5/20/2063 (f)	837	832
Series 2013-H14, Class FC, 2.27%, 6/20/2063 (f)	853	847
Series 2014-H01, Class FD, 2.45%, 1/20/2064 (f)	9,314	9,284
Series 2014-H05, Class FA, 2.49%, 2/20/2064 (f)	8,609	8,578
Series 2014-H06, Class HB, 2.45%, 3/20/2064 (f)	1,773	1,767
Series 2014-H09, Class TA, 2.40%, 4/20/2064 (f)	6,697	6,673
Series 2014-H10, Class TA, 2.40%, 4/20/2064 (f)	12,840	12,762
Series 2014-H11, Class VA, 2.30%, 6/20/2064 (f)	13,684	13,566
Series 2014-H15, Class FA, 2.30%, 7/20/2064 (f)	13,532	13,418
Series 2014-H17, Class FC, 2.30%, 7/20/2064 (f)	9,034	8,957
Series 2014-H19, Class FE, 2.27%, 9/20/2064 (f)	12,539	12,435
Series 2014-H20, Class LF, 2.40%, 10/20/2064 (f)	6,450	6,410
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H02, Class FB, 2.30%, 12/20/2064 (f)	3,925	3,900
Series 2015-H03, Class FA, 2.30%, 12/20/2064 (f)	3,945	3,923
Series 2015-H07, Class ES, 1.59%, 2/20/2065 (f)	6,515	6,468
Series 2015-H05, Class FC, 2.28%, 2/20/2065 (f)	22,595	22,403
Series 2015-H06, Class FA, 2.28%, 2/20/2065 (f)	10,022	9,946
Series 2015-H08, Class FC, 2.28%, 3/20/2065 (f)	31,050	30,807
Series 2015-H10, Class FC, 2.28%, 4/20/2065 (f)	26,116	25,894
Series 2015-H12, Class FA, 2.28%, 5/20/2065 (f)	15,267	15,145
Series 2015-H15, Class FD, 2.24%, 6/20/2065 (f)	7,439	7,368
Series 2015-H15, Class FJ, 2.24%, 6/20/2065 (f)	11,338	11,237
Series 2015-H18, Class FA, 2.25%, 6/20/2065 (f)	7,788	7,729
Series 2015-H16, Class FG, 2.24%, 7/20/2065 (f)	12,507	12,387
Series 2015-H16, Class FL, 2.24%, 7/20/2065 (f)	17,901	17,733
Series 2015-H20, Class FA, 2.27%, 8/20/2065 (f)	11,309	11,210
Series 2015-H26, Class FG, 2.32%, 10/20/2065 (f)	3,300	3,274
Series 2015-H32, Class FH, 2.46%, 12/20/2065 (f)	7,637	7,604
Series 2016-H07, Class FA, 2.55%, 3/20/2066 (f)	31,906	31,833
Series 2016-H07, Class FB, 2.55%, 3/20/2066 (f)	8,050	8,032
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (f)	15,192	14,967
Series 2016-H26, Class FC, 2.80%, 12/20/2066 (f)	10,630	10,661
Series 2017-H08, Class XI, IO, 1.89%, 3/20/2067 (f)	47,863	3,131
Series 2017-H14, Class XI, IO, 1.23%, 6/20/2067 (f)	36,349	1,943
Series 2018-H09, Class FE, 2.61%, 6/20/2068 (f)	2,843	2,779
Series 2019-H20, Class ID, IO, 0.18%, 12/20/2069 (f)	19,564	1,461
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	79

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H02, Class MI, IO, 0.22%, 1/20/2070 (f)	44,027	2,005
Series 2020-H05, IO, 0.29%, 3/20/2070 (f)	40,015	2,555
Series 2020-H09, IO, 0.94%, 5/20/2070 (f)	46,392	2,432
Series 2020-H09, Class CI, IO, 1.29%, 5/20/2070 (f)	42,112	1,637
Series 2020-H09, Class IC, IO, 1.76%, 5/20/2070 (f)	47,499	2,018
Series 2020-H11, IO, 1.78%, 6/20/2070 (f)	25,822	1,538
Series 2020-H12, Class IJ, IO, 2.17%, 7/20/2070 (f)	36,282	2,534
Series 2020-H12, Class HI, IO, 2.51%, 7/20/2070 (f)	30,755	1,749
Series 2020-H15, IO, 1.64%, 8/20/2070 (f)	46,452	3,356
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	18,698	17,014
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 2.84%, 6/25/2034 (b) (f)	330	283
Series 2005-RP2, Class 1AF, 2.79%, 3/25/2035 (b) (f)	564	545
Series 2005-RP3, Class 1AS, IO, 1.87%, 9/25/2035 (b) (f)	2,835	81
Series 2005-RP3, Class 1AF, 2.79%, 9/25/2035 (b) (f)	3,846	3,308
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	53	51
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	247	233
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	195	188
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	206	198
Series 2005-5F, Class 8A3, 2.94%, 6/25/2035 (f)	95	89
Series 2005-AR6, Class 3A1, 3.01%, 9/25/2035 (f)	26	25
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	493	477
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	129	220
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,616	915
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (b) (e)	5,422	5,383
Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (b) (f)	30,000	29,055
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 5.68%, 10/25/2034 ‡ (b) (f)	9,350	9,418
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (b) (e)	20,570	20,539
Impac CMB Trust Series 2005-4, Class 2A1, 3.04%, 5/25/2035 (f)	677	609
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	330	290
Impac Secured Assets Trust Series 2006-1, Class 2A1, 3.14%, 5/25/2036 (f)	459	423
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.68%, 11/25/2033 (f)	832	816
Series 2004-A3, Class 4A1, 3.63%, 7/25/2034 (f)	14	13
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (f)	1,767	1,785
Series 2006-A3, Class 6A1, 3.75%, 8/25/2034 (f)	223	220
Series 2004-A4, Class 1A1, 3.97%, 9/25/2034 (f)	101	95
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	1	1
Series 2005-A1, Class 3A4, 3.04%, 2/25/2035 (f)	301	288
Series 2007-A1, Class 5A1, 2.49%, 7/25/2035 (f)	198	195
Series 2007-A1, Class 5A2, 2.49%, 7/25/2035 (f)	79	78
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (b) (e)	7,029	6,999
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (b) (e)	10,117	9,982
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	21,322	20,787
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.92%, 4/25/2036 (f)	361	257
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	99	81
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,928	722
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (b)	3,972	3,964
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.86%, 4/21/2034 (f)	511	494
Series 2004-3, Class 4A2, 2.49%, 4/25/2034 (f)	162	151
Series 2004-15, Class 3A1, 2.44%, 12/25/2034 (f)	70	66
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	4	4
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2	2
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	192	182
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	113	109
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,080	1,022
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	177	171
Series 2004-6, Class 30, PO, 7/25/2034 ‡	128	97
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	99	93
Series 2004-7, Class 30, PO, 8/25/2034 ‡	96	73
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	70	52
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033 ‡	9	7
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	67	63
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	176	170
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	90	78
Series 2004-1, Class 30, PO, 2/25/2034 ‡	10	7
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 2.79%, 5/25/2035 (b) (f)	5,782	3,152
Series 2006-2, Class 1A1, 4.05%, 5/25/2036 (b) (f)	617	523
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	89	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 3.06%, 10/25/2028 (f)	308	293
Series 2003-F, Class A1, 3.08%, 10/25/2028 (f)	532	505
Series 2004-A, Class A1, 2.90%, 4/25/2029 (f)	110	103
Series 2004-C, Class A2, 3.44%, 7/25/2029 (f)	190	185
Series 2003-A5, Class 2A6, 3.17%, 8/25/2033 (f)	118	113
Series 2004-A4, Class A2, 3.45%, 8/25/2034 (f)	293	279
Series 2004-1, Class 2A1, 2.71%, 12/25/2034 (f)	314	301
Series 2005-A2, Class A1, 2.78%, 2/25/2035 (f)	499	478
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 2.39%, 6/25/2037 (f)	216	201
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (b) (f)	45,117	42,188
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.21%, 10/25/2019 (f)	61	55
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	794	773
MRA Issuance Trust
Series 2021-EBO2, Class A, 4.26%, 4/1/2022 (b) (f)	97,744	95,359
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (b) (f)	82,300	79,780
Series 2021-EBO7, Class A1Y, 2.86%, 2/15/2023 (b) (f)	28,700	27,819
Series 2022-EBO1, Class A1X, 7.02%, 3/23/2023 (b) (f)	23,257	23,269
Series 2022-EBO1, Class A1Y, 7.02%, 3/23/2023 (b) (f)	7,752	7,756
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 2.87%, 6/15/2030 (f)	648	617
Series 2000-TBC3, Class A1, 2.83%, 12/15/2030 (f)	162	154
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	299	263
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	81

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	68
Series 2003-A1, Class A1, 5.50%, 5/25/2033	18	17
Series 2003-A1, Class A2, 6.00%, 5/25/2033	68	66
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2023	25,457	25,457
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (b) (e)	21,170	20,322
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	264	257
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (f)	44,684	42,721
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (e)	56,756	53,018
RALI Trust
Series 2002-QS16, Class A3, IF, 11.51%, 10/25/2017 (f)	1	1
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—
Series 2003-QS12, Class A2A, IF, IO, 5.16%, 6/25/2018 ‡ (f)	—	—
Series 2005-QA6, Class A32, 4.30%, 5/25/2035 (f)	663	405
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	80	68
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	35	21
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
SART Series 2017-1, 4.75%, 7/15/2024	11,245	11,059
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	10,687	10,367
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	30,683	29,428
Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	12,307	12,032
Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	13,720	12,084
Series 2019-1, Class MT, 3.50%, 7/25/2058	41,731	39,895
Series 2019-1, Class M55D, 4.00%, 7/25/2058	24,232	23,906
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3, Class MB, 3.50%, 10/25/2058	26,447	24,266
Series 2020-1, Class M55G, 3.00%, 8/25/2059	37,957	36,011
Series 2020-3, Class MT, 2.00%, 5/25/2060 ‡	52,979	46,660
Series 2022-1, Class MTU, 3.25%, 11/25/2061	73,322	68,917
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	9,833	9,614
Sequoia Mortgage Trust
Series 2004-8, Class A1, 3.07%, 9/20/2034 (f)	447	405
Series 2004-8, Class A2, 4.25%, 9/20/2034 (f)	560	544
Series 2004-10, Class A1A, 2.99%, 11/20/2034 (f)	195	179
Series 2004-11, Class A1, 2.97%, 12/20/2034 (f)	559	513
Series 2004-12, Class A3, 3.07%, 1/20/2035 (f)	566	531
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	7,425
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 3.03%, 10/19/2034 (f)	512	487
Series 2005-AR5, Class A3, 2.87%, 7/19/2035 (f)	1,922	1,784
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.14%, 2/25/2034 (e)	1,017	969
Series 2005-RF3, Class 1A, 2.79%, 6/25/2035 (b) (f)	420	390
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 3.35%, 11/25/2033 (f)	85	84
Series 2003-37A, Class 2A, 2.58%, 12/25/2033 (f)	724	704
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 3.08%, 9/25/2043 (f)	1,212	1,170
Series 2004-4, Class 3A, 2.03%, 12/25/2044 (f)	807	770
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (b) (e)	26,037	24,988
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	99,411	88,829
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	9,484
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (f)	102,150	102,150
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	104	104
Series 1994-1, Class 1, 4.79%, 2/15/2024 (f)	81	81
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	240	242
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	344	357
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	143	148
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	509	531
Series 1998-1, Class 2E, 7.00%, 3/15/2028	358	367
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (f)	47,353	47,173
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 10.74%, 6/25/2033 (f)	75	73
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	176	167
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	326	321
Series 2003-AR7, Class A7, 3.80%, 8/25/2033 (f)	312	293
Series 2003-AR9, Class 1A6, 3.19%, 9/25/2033 (f)	1,645	1,565
Series 2003-AR9, Class 2A, 4.02%, 9/25/2033 (f)	176	164
Series 2003-S9, Class P, PO, 10/25/2033 ‡	13	10
Series 2003-AR11, Class A6, 2.63%, 10/25/2033 (f)	856	816
Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,014	991
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (f)	354	335
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (f)	454	431
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	735	721
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	57	55
Series 2006-AR10, Class 2P, 3.44%, 9/25/2036 ‡ (f)	39	36
Series 2006-AR8, Class 1A2, 3.69%, 8/25/2046 (f)	260	242
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	45	32
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	400	375
Series 2005-2, Class 2A3, IF, IO, 2.56%, 4/25/2035 ‡ (f)	683	41
Series 2005-2, Class 1A4, IF, IO, 2.61%, 4/25/2035 ‡ (f)	3,224	181
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,125	1,046
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,161	183
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	170	149
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	94	86
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033 ‡	16	12
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	105	87
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	58	50
Total Collateralized Mortgage Obligations (Cost $2,813,848)		2,701,831
Commercial Mortgage-Backed Securities — 7.1%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (b) (f)	21,000	20,207
Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (b) (f)	13,399	12,806
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (b)	37,000	35,242
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	7,019
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	83

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (f)	7,700	6,330
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	3,060
Series 2015-FR11, Class AK25, 1.98%, 9/27/2045 (b) (f)	7,484	7,438
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	44,805
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 ‡ (b) (f)	535	—
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.68%, 2/28/2025 (b) (f)	13,760	12,409
Series 2021-FRR1, Class BKW1, 1.69%, 1/29/2026 ‡ (b) (f)	14,340	12,321
Series 2021-FRR1, Class AKW1, 2.02%, 1/29/2026 (b) (f)	16,010	14,133
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (f)	14,570	12,599
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	15,561
Series 2021-FRR1, Class AK58, 2.38%, 9/29/2029 (b) (f)	28,730	24,653
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (b) (f)	756	2
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,435
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (f)	53,745	50,352
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (f)	6,150	6,048
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	7,093
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (b)	14,250	13,223
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	13,574
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,043
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,182
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (b) (f)	15,593	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,434
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	14,162
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (f)	4,000	3,618
FHLMC Multi-Family WI Certificates
Series K150, Class AM, 3.52%, 11/25/2032	25,000	24,152
Series K150, Class A2, 3.71%, 11/25/2032	50,460	49,799
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS01, Class A2, 2.52%, 1/25/2023	4,764	4,741
Series KSMC, Class A2, 2.62%, 1/25/2023	16,500	16,410
Series K038, Class A2, 3.39%, 3/25/2024	20,914	20,742
Series K731, Class AM, 3.60%, 2/25/2025 (f)	32,000	31,619
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	13,313	12,664
Series KJ17, Class A2, 2.98%, 11/25/2025	17,592	17,202
Series K052, Class A2, 3.15%, 11/25/2025	23,597	23,116
Series K737, Class AM, 2.10%, 10/25/2026	24,520	22,767
Series K061, Class AM, 3.44%, 11/25/2026 (f)	20,000	19,601
Series K065, Class AM, 3.33%, 5/25/2027	11,657	11,380
Series K066, Class A2, 3.12%, 6/25/2027	8,171	7,929
Series K070, Class A2, 3.30%, 11/25/2027 (f)	17,323	16,932
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,450
Series K072, Class AM, 3.50%, 12/25/2027 (f)	19,000	18,509
Series W5FX, Class AFX, 3.34%, 4/25/2028 (f)	21,769	21,173
Series K081, Class A2, 3.90%, 8/25/2028 (f)	13,531	13,607
Series K082, Class AM, 3.92%, 9/25/2028 (f)	12,035	12,061
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,147
Series K088, Class A2, 3.69%, 1/25/2029	355	353
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (f)	44,581	4,376
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (f)	21,865	1,693
Series K137, Class AM, 1.98%, 12/25/2031 (f)	29,800	25,384
Series K138, Class AM, 1.89%, 1/25/2032	22,150	18,650
Series K142, Class A2, 2.40%, 3/25/2032	58,400	51,826
Series K146, Class A2, 2.92%, 6/25/2032	27,100	25,137
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,865
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,479
Series Q013, Class APT2, 1.17%, 5/25/2050 (f)	14,594	13,132
Series K145, Class A2, 2.58%, 6/25/2055	40,795	36,735
Series K145, Class AM, 2.58%, 6/25/2055	42,900	38,350
FNMA ACES
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (f)	1,423	1,411
Series 2013-M13, Class A2, 2.62%, 4/25/2023 (f)	770	760
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	5,807	5,769
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	5,580	5,531
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	7,206	7,093
Series 2015-M1, Class A2, 2.53%, 9/25/2024	8,952	8,685
Series 2015-M7, Class A2, 2.59%, 12/25/2024	4,999	4,868
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (f)	8,465	8,312
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (f)	9,240	9,030
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (f)	55,375	53,797
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (f)	96,850	92,254
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (f)	8,380	7,962
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	50,049	48,603
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	31,522	30,538
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (f)	30,810	29,877
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (f)	9,523	9,259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (f)	21,368	20,552
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (f)	23,256	22,487
Series 2018-M9, Class APT2, 3.22%, 4/25/2028 (f)	91,687	88,759
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (f)	32,058	31,227
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (f)	45,168	44,340
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (f)	31,763	31,408
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	8,776	7,877
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (f)	50,077	4,762
Series 2019-M7, Class A2, 3.14%, 4/25/2029	37,606	36,099
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (f)	6,583	6,333
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	13,966
Series 2020-M5, Class A2, 2.21%, 1/25/2030	45,190	40,724
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (f)	16,805	16,095
Series 2020-M50, Class A1, 0.67%, 10/25/2030	20,185	18,380
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	10,766
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (f)	191,542	17,074
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (f)	40,500	33,978
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	48,740	42,003
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	16,766	15,947
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (f)	142,907	15,892
Series 2019-M10, Class X, IO, 1.03%, 5/25/2049 (f)	88,531	5,192
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.86%, 7/25/2024 (b) (f)	27,500	26,824
Series 2018-KSL1, Class B, 3.96%, 11/25/2025 (b) (f)	10,011	9,276
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (f)	5,645	5,090
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	85

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (b) (f)	13,500	11,684
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (b) (f)	5,000	4,660
Series 2015-K44, Class B, 3.85%, 1/25/2048 (b) (f)	769	752
Series 2015-K45, Class B, 3.73%, 4/25/2048 (b) (f)	11,025	10,749
Series 2015-K47, Class B, 3.71%, 6/25/2048 (b) (f)	5,000	4,855
Series 2015-K51, Class B, 4.09%, 10/25/2048 (b) (f)	10,000	9,644
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (f)	8,451	8,168
Series 2016-K722, Class B, 4.02%, 7/25/2049 (b) (f)	21,565	21,431
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (f)	8,500	8,130
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (f)	8,000	7,777
Series 2017-K63, Class B, 4.01%, 2/25/2050 (b) (f)	20,000	19,133
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (f)	6,000	5,431
Series 2019-K90, Class B, 4.46%, 2/25/2052 (b) (f)	8,500	8,135
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (f)	10,000	9,376
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	34,813
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.09%, 12/27/2046 (b) (f)	14,610	14,000
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.21%, 8/12/2037 ‡ (b) (f)	6,926	—
Series 2006-CB15, Class X1, IO, 0.45%, 6/12/2043 ‡ (f)	6,868	—
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (f)	7,071	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,413
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 4.49%, 4/15/2038 ‡ (b) (f)	15,700	14,917
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	36,357
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	81,600	72,752
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	40,900	40,900
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,384
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	24,215	21,462
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	56,789
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	492	492
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,338
Series 2012-C2, Class XA, IO, 0.81%, 5/10/2063 ‡ (b) (f)	8,246	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	377	377
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (b) (f)	2,667	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,536
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.37%, 3/15/2045 ‡ (b) (f)	2,500	2,430
Total Commercial Mortgage-Backed Securities (Cost $2,451,786)		2,328,415
Municipal Bonds — 0.5% (h)
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,940	3,363
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	14,720
State of California, Build America Bonds 7.30%, 10/1/2039	2,400	3,050
Total California		21,133
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	2,464
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	12,231
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,217
Series 174, Rev., 4.46%, 10/1/2062	17,925	17,326
Total New York		36,238
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, 7.50%, 2/15/2050	11,725	15,044
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev., 2.88%, 11/1/2050	4,675	3,333
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	14,351
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	3,199
Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	8,930
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	5,822	5,679
Total Ohio		50,536
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Company Series 2022, Rev., 4.71%, 5/1/2052	11,680	11,571
Oklahoma Development Finance Authority, Public Service Company Series 2022, Rev., 4.62%, 6/1/2044	27,500	27,295
Total Oklahoma		38,866
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System 3.31%, 6/1/2051	11,130	8,314
Total Municipal Bonds (Cost $166,463)		155,087
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	10,140	8,670
3.45%, 2/2/2061 (b)	4,399	3,349
Republic of Chile 2.55%, 1/27/2032	9,568	7,952
Republic of Panama
3.16%, 1/23/2030	8,850	7,770
4.50%, 4/16/2050	5,100	4,016
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Peru 5.63%, 11/18/2050	737	765
Republic of South Africa 5.88%, 9/16/2025	3,502	3,544
United Arab Emirates Government Bond 2.88%, 10/19/2041 (b)	15,748	12,862
United Mexican States
4.13%, 1/21/2026	5,155	5,142
3.75%, 1/11/2028	22,959	22,075
2.66%, 5/24/2031	20,674	17,108
3.50%, 2/12/2034	6,211	5,174
4.75%, 3/8/2044	3,906	3,323
4.60%, 1/23/2046	15,089	12,338
4.35%, 1/15/2047	4,228	3,330
4.60%, 2/10/2048	1,928	1,566
4.40%, 2/12/2052	14,965	11,486
3.77%, 5/24/2061	11,682	7,800
5.75%, 10/12/2110	5,118	4,385
Total Foreign Government Securities (Cost $170,360)		142,655
U.S. Government Agency Securities — 0.4%
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	7,408
2.09%, 11/1/2024 (a)	5,000	4,602
5.50%, 9/18/2033	6,771	7,847
Resolution Funding Corp. STRIPS
DN, 3.22%, 1/15/2030 (a)	30,700	23,553
DN, 2.90%, 4/15/2030 (a)	26,456	20,092
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	37,911
5.50%, 6/15/2038	493	565
4.63%, 9/15/2060	4,157	4,496
4.25%, 9/15/2065	2,604	2,619
Tennessee Valley Authority STRIPS
DN, 4.31%, 11/1/2025 (a)	17,495	15,510
DN, 5.94%, 7/15/2028 (a)	3,119	2,519
DN, 3.91%, 12/15/2028 (a)	3,500	2,789
DN, 5.34%, 6/15/2035 (a)	2,242	1,357
Total U.S. Government Agency Securities (Cost $137,555)		131,268
Loan Assignments — 0.1% (d) (i)
Diversified Financial Services — 0.1%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031(Cost $58,601)	57,975	50,455
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	87

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (j) (k) (Cost $1,167,551)	1,167,560	1,168,027
Total Investments — 102.0% (Cost $36,241,760)		33,277,165
Liabilities in Excess of Other Assets — (2.0)%		(658,894)
NET ASSETS — 100.0%		32,618,271

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2022.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2022

(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	89

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.2%
Aerospace & Defense — 0.3%
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	624
3.95%, 4/10/2047 (a)	150	129
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	613
3.00%, 9/15/2050 (a)	1,494	1,059
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,103
1.95%, 2/1/2024	965	934
1.43%, 2/4/2024	2,275	2,181
2.85%, 10/30/2024	2,200	2,135
2.75%, 2/1/2026	1,721	1,610
2.20%, 2/4/2026	1,700	1,556
3.10%, 5/1/2026	1,330	1,256
2.70%, 2/1/2027	6,025	5,460
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	695	639
4.13%, 4/15/2029 (a)	3,660	3,266
Howmet Aerospace, Inc. 5.95%, 2/1/2037	4,161	4,035
Lockheed Martin Corp. 4.50%, 5/15/2036	5,005	4,969
Raytheon Technologies Corp.
3.95%, 8/16/2025	240	240
4.50%, 6/1/2042	3,181	3,013
4.35%, 4/15/2047	166	151
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	2,575	2,518
TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,905	5,802
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	2,115	2,141
6.25%, 9/15/2024 (a)	1,475	1,357
7.75%, 8/15/2025	2,364	1,991
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	8,267	4,960
		53,742
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,000	3,805
5.75%, 4/20/2029 (a)	6,754	6,098
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,622	3,446
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,595	1,599
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Airlines — continued
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,241	2,119
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,345	2,138
		19,205
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	700	648
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	250	233
5.88%, 6/1/2029 (a)	3,625	3,408
3.75%, 1/30/2031 (a)	2,959	2,398
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	1,420	1,348
5.00%, 10/1/2029	5,475	4,610
Clarios Global LP
6.75%, 5/15/2025 (a)	2,992	2,977
6.25%, 5/15/2026 (a)	2,477	2,449
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	584	611
5.63%, 11/15/2026 (a)	4,490	2,192
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,059
Dana, Inc. 5.63%, 6/15/2028	1,350	1,211
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	355	371
5.00%, 7/15/2029	6,885	6,172
5.25%, 4/30/2031	3,660	3,192
Icahn Enterprises LP
6.38%, 12/15/2025	3,382	3,300
6.25%, 5/15/2026	957	917
5.25%, 5/15/2027	1,490	1,356
		41,452
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	728	851
General Motors Co.
6.13%, 10/1/2025	550	566
5.15%, 4/1/2038	3,970	3,490
Hyundai Capital America
0.80%, 1/8/2024 (a)	15,230	14,471
1.80%, 10/15/2025 (a)	4,110	3,729
1.50%, 6/15/2026 (a)	3,500	3,063
3.00%, 2/10/2027 (a)	4,000	3,652
2.38%, 10/15/2027 (a)	1,120	976
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Mercedes-Benz Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	487
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	3,509	3,249
		34,534
Banks — 5.7%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	14,000	13,808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	4,100	3,427
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	5,000	3,888
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,940	1,889
ANZ New Zealand Int'l Ltd. (New Zealand)
3.40%, 3/19/2024 (a)	1,200	1,188
2.55%, 2/13/2030 (a)	397	341
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,619
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (b)	2,850	2,479
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,595
5.15%, 8/18/2025	600	597
1.85%, 3/25/2026	2,400	2,135
5.29%, 8/18/2027	18,000	17,617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	1,000	861
2.75%, 12/3/2030	1,000	776
Bank of America Corp.
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	18,200	17,635
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	5,000	4,973
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (c) (d)	1,980	1,957
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (b)	519	503
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	2,000	1,908
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	6,000	5,801
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	10,370	10,007
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	8,500	7,600
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	3,175	2,845
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	8,260	7,885
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	1,000	950
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	273	258
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	12,727	10,820
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	12,400	10,404
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	15,000	11,814
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	7,380	5,838
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	5,000	4,145
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	13,590	11,266
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	39,165	31,264
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	27,930	22,829
(SOFR + 2.16%), 5.02%, 7/22/2033 (b)	9,490	9,401
6.98%, 3/7/2037	1,500	1,643
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	1,535	1,339
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	8,665	6,204
Series L, 4.75%, 4/21/2045	2,000	1,816
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	3,500	3,001
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	372	339
Bank of New Zealand (New Zealand) 2.29%, 1/27/2027 (a)	889	808
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	4,800	4,248
2.70%, 8/3/2026	1,660	1,563
1.30%, 9/15/2026	1,500	1,332
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	2,770	2,766
0.65%, 2/27/2024 (a)	2,448	2,323
4.52%, 7/13/2025 (a)	12,430	12,370
1.60%, 10/4/2026 (a)	3,530	3,122
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	91

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (b)	800	796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	4,395	4,363
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	2,000	1,995
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	558	514
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	442	388
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	1,000	842
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	832	685
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (b)	2,128	1,797
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	921	908
2.25%, 1/28/2025	3,100	2,956
3.30%, 4/7/2025	2,000	1,948
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (c) (d)	581	575
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (c) (d)	1,652	1,594
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (c) (d)	146	124
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	700	671
(SOFR + 1.37%), 4.14%, 5/24/2025 (b)	4,463	4,433
6.88%, 6/1/2025	645	680
7.00%, 12/1/2025	1,115	1,180
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	17,982	16,896
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	2,500	2,401
4.30%, 11/20/2026	2,500	2,465
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	15,910	15,233
6.63%, 1/15/2028	838	911
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (b)	8,840	8,174
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	2,950	2,909
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	803	756
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	6,945	6,445
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (b)	3,600	3,367
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	8,090	7,050
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	2,600	2,192
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	17,210	16,423
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	5,000	4,178
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	1,090	892
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	2,415	1,952
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	7,000	7,008
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,085
Comerica, Inc. 4.00%, 2/1/2029	1,500	1,446
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	19,320	18,162
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	1,812	1,855
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	14,695	13,487
2.02%, 1/11/2027 (a)	1,500	1,345
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	8,939	8,064
2.81%, 1/11/2041 (a)	1,015	685
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	2,829	2,799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (b)	3,210	3,130
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	3,590	3,204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	1,115	965
Fifth Third Bank NA
3.95%, 7/28/2025	500	499
3.85%, 3/15/2026	234	228
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	1,250	1,243
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	8,650	8,195
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	10,520	9,579
3.90%, 5/25/2026	506	492
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	1,333	1,295
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	3,595	3,131
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	8,370	7,379
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	11,837	11,136
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	12,260	11,966
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	29,870	25,254
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	7,335	6,070
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	9,972	9,003
(SOFR + 1.19%), 2.80%, 5/24/2032 (b)	5,890	4,673
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	9,850	7,827
(SOFR + 2.53%), 4.76%, 3/29/2033 (b)	1,250	1,112
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	5,511	5,244
6.10%, 1/14/2042	715	774
ING Groep NV (Netherlands)
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (b) (c) (d)	3,000	2,866
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	440	429
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	1,210	1,094
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	2,245	1,988
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	8,000	5,921
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	16,017	10,450
KeyBank NA 3.40%, 5/20/2026	1,545	1,476
KeyCorp 2.25%, 4/6/2027	1,290	1,159
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	2,650	2,642
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	1,320	1,271
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	3,060	2,703
4.38%, 3/22/2028	633	612
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (b)	4,500	4,159
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.53%, 9/13/2023	423	417
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	3,000	2,892
1.41%, 7/17/2025	1,460	1,340
3.20%, 7/18/2029	2,605	2,361
3.75%, 7/18/2039	3,145	2,707
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	2,000	1,985
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (b)	4,400	4,083
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (b)	7,145	5,618
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,156
2.33%, 8/21/2030 (a)	8,405	6,673
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	2,605	2,324
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,481	7,439
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	8,215	7,421
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	2,080	1,936
1.60%, 9/29/2026 (a)	3,000	2,644
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	886	886
3.75%, 8/30/2023 (a)	1,250	1,245
PNC Bank NA 2.70%, 10/22/2029	4,150	3,607
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	1,888
2.55%, 1/22/2030	1,975	1,732
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,499
4.65%, 1/27/2026	423	426
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	93

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.24%, 8/3/2027	17,315	17,088
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	3,260	3,050
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	11,459	9,911
(SOFR + 1.22%), 2.47%, 1/11/2028 (b)	10,797	9,466
(SOFR + 1.48%), 2.90%, 3/15/2032 (b)	4,000	3,214
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	8,806	8,430
4.25%, 4/14/2025 (a)	7,025	6,879
4.75%, 11/24/2025 (a)	6,630	6,477
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	11,590	10,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	11,000	9,692
3.00%, 1/22/2030 (a)	1,484	1,245
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	3,095	2,425
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (b)	2,825	2,813
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	1,200	1,194
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	1,000	940
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	2,520	2,210
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	1,250	1,249
3.94%, 10/16/2023	654	653
4.44%, 4/2/2024 (a)	1,200	1,194
1.47%, 7/8/2025	1,500	1,379
3.04%, 7/16/2029	1,395	1,234
2.75%, 1/15/2030	3,500	3,017
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	2,350	2,120
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	1,841
Truist Bank 2.15%, 12/6/2024	500	479
Truist Financial Corp. 4.00%, 5/1/2025	1,857	1,852
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	690	584
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (b)	9,300	8,327
US Bancorp
Series X, 3.15%, 4/27/2027	1,660	1,599
3.00%, 7/30/2029	1,325	1,195
Wachovia Corp.
6.61%, 10/1/2025	1,650	1,751
7.57%, 8/1/2026 (e)	515	562
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	1,000	941
3.00%, 10/23/2026	5,000	4,724
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	3,813	3,592
4.30%, 7/22/2027	173	170
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	19,700	18,610
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	8,475	7,997
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,000	1,792
(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	8,700	7,631
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	7,000	5,929
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	7,180	7,065
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	11,795	9,029
5.38%, 11/2/2043	853	851
4.40%, 6/14/2046	3,016	2,642
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	2,000	1,878
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	16,815	16,004
		890,299
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	5,415	5,239
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	5,000	4,617
3.75%, 7/15/2042	7,000	5,765
4.44%, 10/6/2048	3,000	2,667
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,267	2,088
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	1,380	1,230
1.85%, 9/1/2032	500	391
Constellation Brands, Inc. 4.65%, 11/15/2028	3,000	2,976
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	365
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	2,459
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	1,700	1,664
2.55%, 9/15/2026	507	472
3.43%, 6/15/2027	225	215
		30,148
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	8,526	7,787
4.05%, 11/21/2039	20,053	17,676
Amgen, Inc. 1.65%, 8/15/2028	215	186
Biogen, Inc. 2.25%, 5/1/2030	1,162	949
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,500	1,750
Gilead Sciences, Inc.
1.65%, 10/1/2030	4,000	3,251
2.60%, 10/1/2040	10,700	7,773
4.50%, 2/1/2045	6,500	5,915
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,617
		47,904
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	3,803	3,036
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	190
Griffon Corp. 5.75%, 3/1/2028	6,270	5,800
JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	1,175	1,146
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,155	2,668
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	350	320
4.75%, 1/15/2028 (a)	5,118	4,474
3.38%, 1/15/2031 (a)	3,156	2,314
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Summit Materials LLC 5.25%, 1/15/2029 (a)	4,986	4,485
Trane Technologies Co. LLC 7.20%, 6/1/2025	45	48
		24,481
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,160
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	143
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,195
4.85%, 3/29/2029	280	274
4.70%, 9/20/2047	132	114
Charles Schwab Corp. (The) 2.75%, 10/1/2029	800	720
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	776	502
3.63%, 10/1/2031 (a)	776	472
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (c) (d)	12,300	11,660
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	231
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	300	268
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	1,890	1,590
4.28%, 1/9/2028 (a)	14,706	13,202
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	831	720
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	20,755	15,687
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	2,620	2,527
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	1,550	1,321
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	2,566	2,515
3.75%, 5/22/2025	4,789	4,704
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	1,612	1,570
4.25%, 10/21/2025	364	359
3.50%, 11/16/2026	10,000	9,606
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	3,140	2,795
3.85%, 1/26/2027	1,664	1,612
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	20,395	18,145
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	8,830	8,007
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	7,690	7,277
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	6,079	5,746
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	25,810	21,326
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	19,360	15,672
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	15,310	13,345
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,260	1,732
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,096	864
Jefferies Group LLC
6.45%, 6/8/2027	104	108
6.25%, 1/15/2036	950	956
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (f)	1,000	4
8.00%, 8/1/2015 (f)	295	1
3.60%, 12/30/2016 (f)	235	1
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	1,860	1,647
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	800	785
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (b)	400	320
Morgan Stanley
4.10%, 5/22/2023	750	749
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	7,240	7,208
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	1,259	1,216
4.00%, 7/23/2025	2,677	2,660
5.00%, 11/24/2025	845	858
3.88%, 1/27/2026	4,268	4,220
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	1,240	1,165
3.13%, 7/27/2026	774	737
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	22,160	19,752
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	19,814	19,307
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	6,667	6,294
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	1,388	1,310
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	8,282	8,068
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	15,650	13,541
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	2,490	1,954
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	4,040	3,200
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	5,228	4,281
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	1,591	1,354
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (b)	5,425	5,047
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	5,500	4,291
MSCI, Inc. 3.63%, 9/1/2030 (a)	1,115	946
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	2,856	2,719
1.85%, 7/16/2025	1,300	1,196
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	1,000	930
Nuveen LLC 4.00%, 11/1/2028 (a)	710	685
S&P Global, Inc.
2.70%, 3/1/2029 (a)	4,924	4,480
2.90%, 3/1/2032 (a)	6,695	5,938
3.25%, 12/1/2049	3,500	2,753
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	3,000	2,644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	6,620	6,498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	34,738	30,171
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (b)	11,550	11,328
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	28,723	25,097
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	13,825	11,077
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (b)	3,255	2,389
		386,946
Chemicals — 0.4%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040	800	627
Avient Corp. 7.13%, 8/1/2030 (a)	2,340	2,311
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,239	4,853
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	1,023
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
CF Industries, Inc.
5.15%, 3/15/2034	1,800	1,736
4.95%, 6/1/2043	10,230	9,093
Chemours Co. (The)
5.38%, 5/15/2027	2,576	2,376
5.75%, 11/15/2028 (a)	4,304	3,852
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,675	4,061
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	4,580	3,962
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	1,890	1,619
3.27%, 11/15/2040 (a)	1,630	1,241
3.47%, 12/1/2050 (a)	1,270	931
LYB International Finance III LLC 3.38%, 10/1/2040	2,000	1,525
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,300	2,198
5.00%, 5/1/2025 (a)	2,430	2,285
5.25%, 6/1/2027 (a)	5,287	4,668
4.25%, 5/15/2029 (a)	945	777
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,435	1,271
4.13%, 3/15/2035	511	463
RPM International, Inc. 2.95%, 1/15/2032	1,373	1,119
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,020	1,924
4.50%, 10/15/2029	5,513	4,417
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	5,028	4,334
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,649
Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,990	2,915
WR Grace Holdings LLC
5.63%, 10/1/2024 (a)	225	222
4.88%, 6/15/2027 (a)	3,346	3,095
		70,547
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,530	3,776
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,664	2,288
4.88%, 7/15/2032 (a)	5,260	4,400
Allied Universal Holdco LLC 4.63%, 6/01/2028 (a)	3,642	3,065
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,100	1,074
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
5.00%, 2/1/2028 (a)	4,115	3,787
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	2,031
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,880	1,652
9.50%, 11/1/2027 (a)	825	752
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,375	6,023
4.00%, 8/1/2028 (a)	3,675	3,105
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	787
ILFC E-Capital Trust I 4.85%, 12/21/2065 (a) (g)	5,334	3,787
Madison IAQ LLC 4.13%, 6/30/2028 (a)	7,265	6,230
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	6,795	6,811
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,973	6,709
Republic Services, Inc.
4.75%, 5/15/2023	103	103
1.45%, 2/15/2031	2,010	1,584
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,260	1,233
3.88%, 1/15/2029 (a)	5,265	4,561
		63,758
Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,500	1,184
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,639	7,220
4.75%, 9/1/2029 (a)	2,876	2,447
		10,851
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,760	1,166
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,345	3,878
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,519	2,014
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	1,500	1,493
MasTec, Inc. 4.50%, 8/15/2028 (a)	5,200	4,772
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,432	4,503
		17,826
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	97

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	1,986	1,663
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,197
		2,860
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	1,780	1,771
1.15%, 10/29/2023	9,000	8,609
6.50%, 7/15/2025	398	408
1.75%, 1/30/2026	2,550	2,248
2.45%, 10/29/2026	2,480	2,187
3.00%, 10/29/2028	18,565	15,782
3.30%, 1/30/2032	2,900	2,340
American Express Co.
3.63%, 12/5/2024	276	274
4.20%, 11/6/2025	3,000	3,004
2.55%, 3/4/2027	2,000	1,857
American Honda Finance Corp. 2.30%, 9/9/2026	320	299
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	3,587	3,546
5.25%, 5/15/2024 (a)	9,320	9,138
2.88%, 2/15/2025 (a)	2,301	2,110
5.50%, 1/15/2026 (a)	2,175	2,097
2.13%, 2/21/2026 (a)	8,230	7,094
4.25%, 4/15/2026 (a)	2,215	2,041
2.53%, 11/18/2027 (a)	23,994	19,596
Capital One Financial Corp.
3.20%, 2/5/2025	200	195
(SOFR + 2.16%), 4.98%, 7/24/2026 (b)	520	519
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,156	1,900
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	3,440	3,339
5.13%, 6/16/2025	1,220	1,192
4.13%, 8/4/2025	6,700	6,330
3.38%, 11/13/2025	1,247	1,138
4.39%, 1/8/2026	3,750	3,531
4.54%, 8/1/2026	8,140	7,579
2.70%, 8/10/2026	906	785
4.27%, 1/09/2027	4,910	4,484
4.13%, 8/17/2027	3,405	3,067
5.11%, 5/3/2029	1,887	1,744
4.00%, 11/13/2030	6,651	5,556
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
3.63%, 6/17/2031	5,967	4,832
General Motors Financial Co., Inc.
2.40%, 10/15/2028	10,000	8,315
3.60%, 6/21/2030	7,625	6,598
2.70%, 6/10/2031	2,075	1,628
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (h)	3,694	2,988
ILFC E-Capital Trust II 5.10%, 12/21/2065 (a) (g)	1,790	1,289
Navient Corp. 6.75%, 6/25/2025	1,970	1,901
OneMain Finance Corp.
7.13%, 3/15/2026	4,258	3,966
6.63%, 1/15/2028	3,952	3,613
5.38%, 11/15/2029	3,233	2,678
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	4,880	4,819
		168,387
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	417	394
4.13%, 8/15/2026 (a)	9,580	8,264
5.25%, 8/15/2027 (a)	1,725	1,247
Ball Corp. 2.88%, 8/15/2030	1,910	1,549
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	4,185	3,415
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,789
Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (i)	1,889	1,851
LABL, Inc. 6.75%, 7/15/2026 (a)	4,605	4,375
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	4,525	4,381
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,540	3,286
Packaging Corp. of America 3.05%, 10/1/2051	2,345	1,656
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,558	5,724
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,875	1,706
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	3,113	2,986
WRKCo, Inc. 4.65%, 3/15/2026	2,500	2,509
		45,132
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	5,135	4,865
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — continued
University of Miami Series 2022, 4.06%, 4/1/2052	3,500	3,091
University of Southern California Series A, 3.23%, 10/1/2120	800	515
		8,471
Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	9,042	7,652
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,474
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	257
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,137
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	200	200
3.96%, 9/19/2023 (a)	1,215	1,209
3.56%, 2/28/2024 (a)	1,900	1,876
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,490
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	1,098	1,080
2.88%, 5/10/2026	246	237
3.63%, 8/21/2042	6,600	5,628
4.00%, 5/10/2046	3,000	2,672
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,620
Voya Financial, Inc. 5.70%, 7/15/2043	300	299
		33,831
Diversified Telecommunication Services — 1.2%
Altice France SA (France)
5.13%, 7/15/2029 (a)	1,886	1,433
5.50%, 10/15/2029 (a)	2,371	1,872
AT&T, Inc.
1.65%, 2/1/2028	9,000	7,731
2.55%, 12/1/2033	20,260	16,142
3.50%, 6/1/2041	5,000	3,941
CCO Holdings LLC
5.13%, 5/1/2027 (a)	5,794	5,500
5.00%, 2/1/2028 (a)	11,546	10,551
5.38%, 6/1/2029 (a)	8,896	8,127
4.75%, 3/1/2030 (a)	20,221	17,381
4.50%, 8/15/2030 (a)	11,000	9,251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
4.25%, 2/1/2031 (a)	3,250	2,652
4.75%, 2/1/2032 (a)	1,040	860
4.25%, 1/15/2034 (a)	3,020	2,299
Embarq Corp. 8.00%, 6/1/2036	4,092	3,182
ESC Co., Intelsat Jackson Holdings, Ltd. 8.50%, 10/15/2024 ‡ (a) (f)	7,233	1
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,217	4,866
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	4,883	4,426
Level 3 Financing, Inc.
5.25%, 3/15/2026	2,557	2,600
4.63%, 9/15/2027 (a)	5,707	5,042
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	10,925	9,440
4.00%, 2/15/2027 (a)	8,633	7,504
5.38%, 6/15/2029 (a)	2,297	1,794
Sprint Capital Corp. 8.75%, 3/15/2032	8,352	10,083
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	897
6.00%, 9/30/2034	3,048	2,407
7.72%, 6/4/2038	190	162
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	2,990	2,878
Verizon Communications, Inc.
2.10%, 3/22/2028	2,670	2,360
4.33%, 9/21/2028	2,156	2,128
4.02%, 12/3/2029	12,013	11,526
2.36%, 3/15/2032	16,370	13,430
2.65%, 11/20/2040	10,155	7,330
3.40%, 3/22/2041	2,425	1,953
3.70%, 3/22/2061	2,395	1,846
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,140
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,993	1,699
		190,434
Electric Utilities — 1.7%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	829
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	367
Series M, 3.65%, 4/1/2050	2,000	1,646
Series N, 2.75%, 8/15/2051	2,500	1,748
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	99

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	849
Alabama Power Co.
6.13%, 5/15/2038	891	983
5.50%, 3/15/2041	1,250	1,277
Series A, 4.30%, 7/15/2048	350	318
American Electric Power Co., Inc. 2.03%, 3/15/2024	1,090	1,056
Arizona Public Service Co.
4.70%, 1/15/2044	150	131
4.25%, 3/1/2049	1,000	850
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,400	1,280
3.20%, 9/15/2049	1,475	1,140
2.90%, 6/15/2050	840	616
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	1,473
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	701
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	205
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	9,344
Commonwealth Edison Co. 4.00%, 3/1/2048	300	269
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	1,526
DTE Electric Co.
3.95%, 6/15/2042	381	331
Series A, 4.00%, 4/1/2043	4,870	4,326
Duke Energy Carolinas LLC 3.70%, 12/1/2047	1,000	838
Duke Energy Florida LLC
3.80%, 7/15/2028	600	586
1.75%, 6/15/2030	7,440	6,171
5.90%, 3/1/2033	412	449
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,235	1,715
2.75%, 4/1/2050	10,195	7,114
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,327
Duke Energy Progress LLC
4.10%, 5/15/2042	305	272
3.70%, 10/15/2046	200	167
4.00%, 4/1/2052	2,180	1,928
Edison International 4.95%, 4/15/2025	1,033	1,034
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Emera US Finance LP (Canada) 2.64%, 6/15/2031	14,530	11,997
Empresa de Transmision Electrica SA 5.13%, 5/02/2049 (a)	1,270	1,041
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	9,677	7,308
Entergy Louisiana LLC
3.12%, 9/1/2027	750	708
1.60%, 12/15/2030	7,470	5,966
4.20%, 4/1/2050	1,400	1,253
Entergy Mississippi LLC
3.85%, 6/1/2049	500	419
3.50%, 6/1/2051	1,580	1,264
Entergy Texas Restoration Funding II LLC Series A-2, 3.70%, 12/15/2035	2,910	2,717
Entergy Texas, Inc.
1.75%, 3/15/2031	18,256	14,642
3.55%, 9/30/2049	775	608
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (i)	2,900	2,812
Evergy Metro, Inc. 4.20%, 6/15/2047	735	654
Exelon Corp. 4.95%, 6/15/2035	123	120
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	3,531	2,672
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	4,366	3,804
Florida Power & Light Co.
5.40%, 9/1/2035	600	631
3.70%, 12/1/2047	4,600	4,019
3.95%, 3/1/2048	665	605
Hydro-Quebec (Canada) Series HK, 9.38%, 4/15/2030	1,000	1,354
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	4,247	3,422
Interstate Power and Light Co. 4.10%, 9/26/2028	800	789
ITC Holdings Corp.
3.65%, 6/15/2024	576	568
2.95%, 5/14/2030 (a)	4,000	3,495
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	826
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	402	398
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,029
MidAmerican Energy Co.
3.65%, 4/15/2029	3,970	3,847
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.65%, 8/1/2048	2,000	1,682
Mississippi Power Co. 3.95%, 3/30/2028	560	539
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,630
5.38%, 9/15/2040	626	636
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	517
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	87	85
4.50%, 9/15/2027 (a)	1,091	1,009
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	623
Northern States Power Co.
6.20%, 7/1/2037	173	198
2.60%, 6/1/2051	1,160	820
4.50%, 6/1/2052	2,680	2,602
NRG Energy, Inc.
6.63%, 1/15/2027	678	673
2.45%, 12/2/2027 (a)	2,625	2,247
5.75%, 1/15/2028	1,197	1,128
3.38%, 2/15/2029 (a)	2,149	1,765
5.25%, 6/15/2029 (a)	5,040	4,505
3.63%, 2/15/2031 (a)	632	502
3.88%, 2/15/2032 (a)	1,516	1,201
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,277
4.00%, 6/1/2049	600	506
Series R, 2.90%, 10/1/2051	9,855	7,049
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	1,000	773
5.35%, 10/1/2052	550	593
Pacific Gas and Electric Co.
1.70%, 11/15/2023	1,500	1,449
3.25%, 2/16/2024	4,380	4,284
3.45%, 7/1/2025	1,630	1,554
2.95%, 3/1/2026	1,030	936
4.65%, 8/1/2028	12,247	11,180
4.20%, 6/1/2041	1,670	1,241
4.60%, 6/15/2043	1,951	1,496
4.25%, 3/15/2046	8,746	6,416
PacifiCorp
7.24%, 8/16/2023	250	259
5.75%, 4/1/2037	880	915
4.13%, 1/15/2049	1,655	1,468
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
4.15%, 2/15/2050	8,508	7,622
3.30%, 3/15/2051	3,850	2,979
PECO Energy Co. 2.80%, 6/15/2050	750	544
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,175
PG&E Corp.
5.00%, 7/1/2028	6,745	5,989
5.25%, 7/1/2030	1,445	1,249
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,090	1,055
Series A-4, 5.21%, 12/1/2047	800	833
Series A-5, 5.10%, 6/1/2052	2,935	3,030
Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	730
Potomac Electric Power Co. 6.50%, 11/15/2037	360	415
Public Service Co. of Colorado
4.05%, 9/15/2049	2,650	2,349
Series 36, 2.70%, 1/15/2051	3,190	2,261
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,216
Public Service Electric and Gas Co.
2.25%, 9/15/2026	989	923
5.80%, 5/1/2037	850	935
5.38%, 11/1/2039	416	427
2.05%, 8/1/2050	3,038	1,876
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	2,000	1,969
Series B, 3.65%, 3/1/2028	1,000	950
2.85%, 8/1/2029	1,800	1,586
Series 06-E, 5.55%, 1/15/2037	450	445
Series 08-A, 5.95%, 2/1/2038	285	295
Series C, 3.60%, 2/1/2045	1,270	966
Series C, 4.13%, 3/1/2048	1,000	832
Series 20A, 2.95%, 2/1/2051	8,810	5,941
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	2,440	2,212
Series M, 4.10%, 9/15/2028	400	386
Series J, 3.90%, 4/1/2045	1,242	987
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (f)	2,117	2
8.50%, 10/1/2022 ‡ (f)	4,117	6
Tucson Electric Power Co.
3.05%, 3/15/2025	600	582
4.85%, 12/1/2048	600	577
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	101

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Union Electric Co.
2.95%, 6/15/2027	644	610
4.00%, 4/1/2048	2,050	1,795
3.90%, 4/1/2052	1,300	1,143
Virginia Electric and Power Co.
3.45%, 2/15/2024	490	487
6.35%, 11/30/2037	235	265
8.88%, 11/15/2038	670	939
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	4,042	3,903
5.63%, 2/15/2027 (a)	3,900	3,754
5.00%, 7/31/2027 (a)	5,057	4,706
4.38%, 5/1/2029 (a)	784	683
4.30%, 7/15/2029 (a)	5,000	4,493
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,063
		274,777
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,500	2,242
EnerSys 4.38%, 12/15/2027 (a)	1,060	965
Sensata Technologies BV
5.63%, 11/1/2024 (a)	2,538	2,549
5.00%, 10/1/2025 (a)	554	542
		6,298
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	639
3.88%, 1/12/2028	221	209
CDW LLC 3.25%, 2/15/2029	2,435	2,113
Corning, Inc. 5.35%, 11/15/2048	5,000	4,945
II-VI, Inc. 5.00%, 12/15/2029 (a)	645	574
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,085	896
		9,376
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	1,200	1,169
5.13%, 9/15/2040	903	873
4.08%, 12/15/2047	1,920	1,596
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	6,003	5,004
Halliburton Co.
3.80%, 11/15/2025	17	17
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
4.75%, 8/1/2043	270	240
7.60%, 8/15/2096 (a)	275	280
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	745	712
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	2,220	2,076
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	501
4.00%, 12/21/2025 (a)	39	39
3.90%, 5/17/2028 (a)	587	560
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (c) (d) (h)	917	28
		13,095
Entertainment — 0.4%
Activision Blizzard, Inc. 2.50%, 9/15/2050	23,376	15,814
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	435	446
5.88%, 3/15/2026 (a)	500	444
5.25%, 7/15/2028 (a)	2,730	2,211
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,628
6.50%, 5/15/2027 (a)	4,259	4,252
4.75%, 10/15/2027 (a)	4,000	3,640
Magallanes, Inc. 4.28%, 3/15/2032 (a)	14,685	12,796
Netflix, Inc.
4.88%, 4/15/2028	2,258	2,196
5.38%, 11/15/2029 (a)	11,943	11,764
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	856	824
Walt Disney Co. (The)
7.75%, 1/20/2024	800	840
2.00%, 9/1/2029	4,310	3,723
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	3,690	3,173
3.00%, 2/15/2031 (a)	1,115	885
		64,636
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	862
American Tower Corp.
1.45%, 9/15/2026	1,445	1,269
3.10%, 6/15/2050	115	80
Boston Properties LP 3.80%, 2/1/2024	299	297
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Camden Property Trust 3.15%, 7/1/2029	2,955	2,707
Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,389
Duke Realty LP
3.25%, 6/30/2026	180	172
1.75%, 7/1/2030	2,500	2,054
ERP Operating LP 2.85%, 11/1/2026	3,000	2,855
Essex Portfolio LP 2.65%, 3/15/2032	3,255	2,669
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	567
Healthpeak Properties, Inc. 3.00%, 1/15/2030	500	443
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	2,370	2,175
5.25%, 3/15/2028 (a)	990	908
5.25%, 7/15/2030 (a)	1,000	885
4.50%, 2/15/2031 (a)	1,364	1,133
Life Storage LP 2.20%, 10/15/2030	1,470	1,180
MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,214
National Retail Properties, Inc.
3.60%, 12/15/2026	948	903
4.30%, 10/15/2028	800	765
Office Properties Income Trust
4.50%, 2/1/2025	9,526	8,911
3.45%, 10/15/2031	2,510	1,673
Prologis LP 3.00%, 4/15/2050	5,139	3,911
Public Storage 1.50%, 11/9/2026	2,734	2,483
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,015
3.88%, 4/15/2025	840	833
3.25%, 1/15/2031	555	497
1.80%, 3/15/2033	1,100	837
Regency Centers LP 3.70%, 6/15/2030	3,855	3,501
RHP Hotel Properties LP 4.75%, 10/15/2027	7,301	6,639
Sabra Health Care LP 3.20%, 12/1/2031	2,260	1,797
Safehold Operating Partnership LP 2.80%, 6/15/2031	5,000	4,018
SBA Communications Corp. 3.13%, 2/1/2029	6,277	5,172
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,375
3.25%, 10/28/2025 (a)	1,000	951
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	1,500	1,386
Simon Property Group LP 3.25%, 9/13/2049	5,239	3,800
UDR, Inc.
2.10%, 8/1/2032	950	732
1.90%, 3/15/2033	505	377
Ventas Realty LP
3.75%, 5/1/2024	588	581
3.50%, 2/1/2025	448	437
4.13%, 1/15/2026	86	84
3.25%, 10/15/2026	218	206
3.85%, 4/1/2027	618	593
VICI Properties LP
5.63%, 5/1/2024 (a)	5,455	5,463
4.63%, 6/15/2025 (a)	701	678
5.75%, 2/1/2027 (a)	735	724
3.75%, 2/15/2027 (a)	1,805	1,632
4.63%, 12/1/2029 (a)	4,041	3,733
4.13%, 8/15/2030 (a)	575	506
WP Carey, Inc.
4.25%, 10/1/2026	2,155	2,098
2.25%, 4/1/2033	2,880	2,190
		94,360
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
0.63%, 2/10/2023 (a)	2,235	2,202
0.95%, 2/10/2026 (a)	1,390	1,234
1.30%, 2/10/2028 (a)	1,114	930
2.50%, 2/10/2041 (a)	1,133	772
2.80%, 2/10/2051 (a)	4,250	2,778
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	17,620	16,079
5.88%, 2/15/2028 (a)	1,095	1,043
3.50%, 3/15/2029 (a)	1,129	928
4.88%, 2/15/2030 (a)	1,010	884
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	450	334
3.63%, 5/13/2051 (a)	505	362
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,036
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,904	4,623
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
Rite Aid Corp. 8.00%, 11/15/2026 (a)	4,745	3,867
Sysco Corp. 2.40%, 2/15/2030	4,000	3,430
		40,502
Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 8/11/2026	1,650	1,569
4.50%, 3/15/2049	1,200	1,210
Campbell Soup Co. 4.15%, 3/15/2028	1,700	1,669
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,878	4,784
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,060	1,963
4.13%, 1/31/2030 (a)	2,906	2,619
4.38%, 1/31/2032 (a)	969	858
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	2,523	1,989
Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,038
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	498
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	3,082	3,011
4.63%, 4/15/2030 (a)	2,775	2,410
Tyson Foods, Inc. 5.15%, 8/15/2044	155	151
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	4,118
		28,887
Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,206
5.88%, 8/20/2026	1,475	1,404
5.75%, 5/20/2027	2,195	2,069
Atmos Energy Corp.
1.50%, 1/15/2031	3,250	2,583
5.50%, 6/15/2041	1,110	1,163
4.15%, 1/15/2043	582	517
2.85%, 2/15/2052	955	681
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,030	955
4.27%, 3/15/2048 (a)	1,000	799
ONE Gas, Inc. 4.50%, 11/1/2048	400	350
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	745
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,038
Series XX, 2.55%, 2/1/2030	715	638
Southern Natural Gas Co. LLC
0.63%, 4/28/2023 (a)	1,380	1,345
8.00%, 3/1/2032	350	404
4.80%, 3/15/2047 (a)	204	182
		17,079
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,096	5,547
Becton Dickinson and Co.
3.73%, 12/15/2024	219	217
3.70%, 6/6/2027	2,500	2,428
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,156
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,143	1,064
3.25%, 2/15/2029 (a)	4,499	3,835
Medline Borrower LP
3.88%, 4/1/2029 (a)	4,310	3,653
5.25%, 10/1/2029 (a)	3,356	2,821
		20,721
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	4,039	3,826
5.00%, 4/15/2029 (a)	2,500	2,315
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,395	3,660
Aetna, Inc.
2.80%, 6/15/2023	546	541
4.50%, 5/15/2042	224	200
Ascension Health 3.95%, 11/15/2046	687	626
Banner Health 1.90%, 1/1/2031	2,439	1,996
Centene Corp. 4.63%, 12/15/2029	29,205	27,512
Children's Hospital Series 2020, 2.93%, 7/15/2050	763	530
Cigna Corp. 4.50%, 2/25/2026	1,000	1,002
CommonSpirit Health
1.55%, 10/1/2025	1,275	1,161
2.78%, 10/1/2030	1,275	1,067
3.91%, 10/1/2050	1,255	988
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	3,588	3,043
6.00%, 1/15/2029 (a)	2,669	2,191
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.75%, 2/15/2031 (a)	6,320	4,667
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	393
CVS Health Corp. 4.30%, 3/25/2028	1,463	1,446
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,790	7,076
3.75%, 2/15/2031 (a)	1,938	1,426
Encompass Health Corp.
4.50%, 2/1/2028	5,135	4,492
4.75%, 2/1/2030	4,840	4,139
4.63%, 4/1/2031	872	720
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	1,479
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,143
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	1,858
HCA, Inc.
4.50%, 2/15/2027	20,305	19,823
5.63%, 9/1/2028	15,150	15,227
5.88%, 2/1/2029	11,750	11,977
3.50%, 9/1/2030	1,485	1,296
5.50%, 6/15/2047	2,000	1,846
3.50%, 7/15/2051	1,311	900
4.63%, 3/15/2052 (a)	1,464	1,211
McKesson Corp. 0.90%, 12/3/2025	2,720	2,447
Memorial Health Services 3.45%, 11/1/2049	645	518
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	206
Series 2015, 4.20%, 7/1/2055	785	721
MidMichigan Health Series 2020, 3.41%, 6/1/2050	955	716
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	577
MultiCare Health System 2.80%, 8/15/2050	355	245
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	451
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	830
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	343
Quest Diagnostics, Inc. 2.95%, 6/30/2030	1,000	883
Tenet Healthcare Corp.
4.63%, 7/15/2024	1,745	1,709
4.88%, 1/1/2026 (a)	8,625	8,194
6.25%, 2/1/2027 (a)	500	482
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
5.13%, 11/1/2027 (a)	13,532	12,537
4.63%, 6/15/2028 (a)	2,050	1,863
4.25%, 6/1/2029 (a)	1,754	1,513
6.13%, 6/15/2030 (a)	2,296	2,204
Texas Health Resources
2.33%, 11/15/2050	500	318
4.33%, 11/15/2055	1,075	1,005
UnitedHealth Group, Inc.
4.63%, 7/15/2035	98	98
3.95%, 10/15/2042	615	549
3.75%, 10/15/2047	1,120	958
3.25%, 5/15/2051	1,955	1,535
3.88%, 8/15/2059	805	686
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	637
		174,002
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,495
5.00%, 5/15/2027 (a)	5,377	5,196
		7,691
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	6,360	5,653
4.00%, 10/15/2030 (a)	3,334	2,706
Boyd Gaming Corp. 4.75%, 12/1/2027	4,045	3,776
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,050	3,602
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	6,035	5,893
Carnival Corp.
9.88%, 8/1/2027 (a)	5,660	5,681
4.00%, 8/1/2028 (a)	1,896	1,581
Cedar Fair LP
5.50%, 5/1/2025 (a)	605	593
5.38%, 4/15/2027	3,330	3,142
5.25%, 7/15/2029	387	352
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,425	1,413
3.75%, 5/1/2029 (a)	1,882	1,624
4.88%, 1/15/2030	1,000	914
4.00%, 5/1/2031 (a)	378	319
3.63%, 2/15/2032 (a)	1,465	1,183
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	105

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,332
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	1,013	886
4.50%, 6/15/2029 (a)	2,551	2,151
MGM Resorts International
6.75%, 5/1/2025	940	939
5.75%, 6/15/2025	4,038	3,917
5.50%, 4/15/2027	817	753
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	3,377	3,404
11.50%, 6/1/2025 (a)	349	370
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	5,056	4,851
5.50%, 4/15/2027 (a)	2,300	2,109
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,001	1,012
Starbucks Corp. 3.80%, 8/15/2025	1,010	1,006
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,135	2,700
Travel + Leisure Co. 6.00%, 4/1/2027 (e)	1,050	997
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,151	2,153
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,389	4,203
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,302	1,298
5.13%, 10/1/2029 (a)	4,356	3,654
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	804	733
3.63%, 3/15/2031	1,220	1,027
4.63%, 1/31/2032	1,569	1,386
		79,313
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,960	2,753
Lennar Corp. 4.50%, 4/30/2024	290	290
MDC Holdings, Inc.
3.85%, 1/15/2030	2,545	2,083
2.50%, 1/15/2031	3,353	2,394
Newell Brands, Inc. 5.63%, 4/1/2036 (e)	3,265	2,924
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	6,989	5,742
		16,186
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	535	493
4.13%, 10/15/2030	4,140	3,446
4.13%, 4/30/2031 (a)	745	610
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	5,135	4,272
4.38%, 3/31/2029 (a)	3,895	3,168
Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	946
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)	1,000	977
3.00%, 6/26/2027 (a)	350	330
Spectrum Brands, Inc.
5.75%, 7/15/2025	593	579
5.00%, 10/1/2029 (a)	2,620	2,281
5.50%, 7/15/2030 (a)	2,779	2,394
		19,496
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 3.30%, 7/15/2025 (a)	1,525	1,447
Calpine Corp.
5.25%, 6/1/2026 (a)	3,266	3,169
4.50%, 2/15/2028 (a)	3,000	2,744
5.13%, 3/15/2028 (a)	3,940	3,499
Constellation Energy Generation LLC
3.25%, 6/1/2025	595	577
6.25%, 10/1/2039	200	211
5.75%, 10/1/2041	875	869
5.60%, 6/15/2042	9,230	9,234
		21,750
Industrial Conglomerates — 0.0% ^
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,891	1,788
Insurance — 0.4%
Aflac, Inc. 3.60%, 4/1/2030	2,500	2,378
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	971
3.90%, 4/6/2028 (a)	2,495	2,421
3.60%, 4/9/2029 (a)	495	471
3.20%, 9/16/2040 (a)	1,680	1,335
Aon Corp. 6.25%, 9/30/2040	240	263
Athene Global Funding
1.45%, 1/8/2026 (a)	1,770	1,571
2.95%, 11/12/2026 (a)	4,500	4,086
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	4,410	4,155
2.85%, 10/15/2050	4,720	3,443
2.50%, 1/15/2051	9,255	6,344
3.85%, 3/15/2052	7,600	6,557
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,210
CNA Financial Corp. 3.95%, 5/15/2024	373	372
F&G Global Funding 1.75%, 6/30/2026 (a)	635	566
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	371
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	245
Intact US Holdings, Inc. 4.60%, 11/9/2022	800	801
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,637	2,582
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,659
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	366
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,195
MetLife, Inc.
6.50%, 12/15/2032	700	795
4.13%, 8/13/2042	500	449
Metropolitan Life Global Funding I 3.05%, 6/17/2029 (a)	1,500	1,359
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,799
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	2,673
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	354
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	2,730	2,348
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	569
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	556
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,328
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	1,973
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	164
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	1,000	950
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	484
4.27%, 5/15/2047 (a)	800	721
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	786
W R Berkley Corp. 3.55%, 3/30/2052	2,535	1,940
		63,610
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 3.85%, 8/15/2032 (a)	14,675	13,801
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.10%, 5/12/2051	3,845	2,996
3.95%, 4/13/2052	13,195	11,999
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	1,090
		16,085
IT Services — 0.3%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	5,085	4,093
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	5,125	4,474
Block, Inc.
2.75%, 6/1/2026	2,591	2,303
3.50%, 6/1/2031	3,906	3,214
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,735	3,303
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	1,715
Gartner, Inc.
3.63%, 6/15/2029 (a)	1,735	1,492
3.75%, 10/1/2030 (a)	5,320	4,562
Global Payments, Inc.
2.90%, 5/15/2030	4,500	3,787
2.90%, 11/15/2031	7,520	6,092
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,250	3,976
Visa, Inc.
4.15%, 12/14/2035	1,510	1,496
2.70%, 4/15/2040	1,500	1,199
		41,706
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	107

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	5,055	4,357
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	1,880	1,661
2.60%, 10/1/2029	2,000	1,824
		7,842
Machinery — 0.1%
Caterpillar, Inc. 3.80%, 8/15/2042	680	620
Daimler Trucks Finance North America LLC (Germany) 3.50%, 4/7/2025 (a)	4,090	3,973
Otis Worldwide Corp. 2.06%, 4/5/2025	2,500	2,360
Parker-Hannifin Corp.
4.25%, 9/15/2027	700	693
6.25%, 5/15/2038	440	472
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,865	2,607
Xylem, Inc. 1.95%, 1/30/2028	1,285	1,131
		11,856
Marine — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,373	2,184
Media — 1.4%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,201
Charter Communications Operating LLC
2.25%, 1/15/2029	2,345	1,926
2.80%, 4/1/2031	4,300	3,484
3.50%, 6/1/2041	3,570	2,474
3.50%, 3/1/2042	5,945	4,106
3.70%, 4/1/2051	3,200	2,135
3.90%, 6/1/2052	1,700	1,152
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,392	7,516
7.75%, 4/15/2028 (a)	2,020	1,643
Comcast Corp.
1.95%, 1/15/2031	4,070	3,379
4.40%, 8/15/2035	3,850	3,714
3.90%, 3/1/2038	12,489	11,227
3.25%, 11/1/2039	10,530	8,576
3.97%, 11/1/2047	1,115	958
4.00%, 3/1/2048	5,140	4,408
4.00%, 11/1/2049	135	115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
3.45%, 2/1/2050	4,208	3,318
2.89%, 11/1/2051	2,027	1,427
2.45%, 8/15/2052	6,810	4,413
2.94%, 11/1/2056	7,796	5,282
2.65%, 8/15/2062	3,733	2,366
2.99%, 11/1/2063	1,186	793
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,790	1,883
CSC Holdings LLC
5.25%, 6/1/2024	2,373	2,314
5.50%, 4/15/2027 (a)	6,627	6,281
5.38%, 2/1/2028 (a)	4,127	3,749
6.50%, 2/1/2029 (a)	3,959	3,643
4.50%, 11/15/2031 (a)	2,571	2,062
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	3,550	674
Directv Financing LLC 5.88%, 8/15/2027 (a)	6,332	5,794
Discovery Communications LLC 4.00%, 9/15/2055	2,390	1,583
DISH DBS Corp.
5.00%, 3/15/2023	5,867	5,742
5.88%, 11/15/2024	9,892	8,952
7.75%, 7/1/2026	1,430	1,127
5.25%, 12/1/2026 (a)	6,195	5,115
5.75%, 12/1/2028 (a)	1,835	1,409
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,177	1,840
Gray Television, Inc. 4.75%, 10/15/2030 (a)	2,110	1,739
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,900	2,739
8.38%, 5/1/2027	5,687	5,009
5.25%, 8/15/2027 (a)	4,358	3,910
Lamar Media Corp. 4.00%, 2/15/2030	5,400	4,701
News Corp. 3.88%, 5/15/2029 (a)	4,172	3,630
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	8,365	7,965
4.75%, 11/1/2028 (a)	1,410	1,276
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	2,067	2,049
5.00%, 8/15/2027 (a)	3,861	3,534
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,970	3,366
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,245	1,127
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,585	4,546
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,180	2,994
4.00%, 7/15/2028 (a)	6,156	5,364
5.50%, 7/1/2029 (a)	9,692	9,063
4.13%, 7/1/2030 (a)	3,517	2,980
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,180	4,393
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	695
TEGNA, Inc.
4.63%, 3/15/2028	1,905	1,825
5.00%, 9/15/2029	1,525	1,460
Time Warner Cable LLC 7.30%, 7/1/2038	335	344
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	4,184	3,660
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,352
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	3,057	3,035
5.13%, 4/15/2027 (a)	4,115	3,858
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,022	841
		216,236
Metals & Mining — 0.6%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	1,750	1,677
6.13%, 5/15/2028 (a)	3,845	3,737
Arconic Corp. 6.13%, 2/15/2028 (a)	7,065	6,632
ATI, Inc. 5.88%, 12/1/2027	5,085	4,833
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,951	2,984
5.88%, 6/1/2027	2,204	2,110
4.63%, 3/1/2029 (a)	4,374	3,883
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	5,053	4,616
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	17,231	15,951
5.40%, 11/14/2034	2,150	2,039
Glencore Finance Canada Ltd. (Australia)
6.90%, 11/15/2037 (a)	100	107
5.55%, 10/25/2042 (a) (e)	4,045	3,725
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	300	300
3.88%, 10/27/2027 (a)	4,000	3,777
2.50%, 9/1/2030 (a)	875	712
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
2.85%, 4/27/2031 (a)	9,210	7,598
2.63%, 9/23/2031 (a)	8,892	7,072
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,487
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,345	2,881
Novelis Corp.
3.25%, 11/15/2026 (a)	1,543	1,373
4.75%, 1/30/2030 (a)	4,610	4,011
3.88%, 8/15/2031 (a)	772	623
Nucor Corp. 2.98%, 12/15/2055	1,910	1,276
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,088
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	1,600	1,420
		87,912
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	5,000	4,596
Series QIB, 4.50%, 9/1/2026 (a)	19,500	17,470
Series QIB, 4.50%, 3/15/2027 (a)	30,000	26,118
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	23,000	22,726
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	22,948
		93,858
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,184
Ameren Illinois Co. 3.25%, 3/15/2050	3,950	3,055
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	800	757
6.13%, 4/1/2036	1,349	1,481
2.85%, 5/15/2051	7,740	5,521
4.60%, 5/1/2053 (a)	1,194	1,137
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	408
Series 2017, 3.88%, 6/15/2047	1,275	1,072
Series E, 4.65%, 12/1/2048	1,700	1,605
4.50%, 5/15/2058	808	729
Consumers Energy Co.
4.35%, 4/15/2049	500	472
4.35%, 8/31/2064	491	440
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	794
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	109

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
7.00%, 6/15/2038	400	453
Series C, 4.90%, 8/1/2041	46	44
Puget Sound Energy, Inc.
5.76%, 7/15/2040	900	939
2.89%, 9/15/2051	1,320	941
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	725
Series XXX, 3.00%, 3/15/2032	5,000	4,442
6.00%, 6/1/2039	500	549
4.50%, 8/15/2040	249	233
Series UUU, 3.32%, 4/15/2050	4,780	3,729
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	5,000	3,481
		35,191
Oil, Gas & Consumable Fuels — 2.6%
AI Candelaria Spain SA (Colombia) 7.50%, 12/15/2028 (i)	1,134	1,079
Aker BP ASA (Norway)
2.00%, 7/15/2026 (a)	1,669	1,489
3.10%, 7/15/2031 (a)	4,400	3,701
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	3,445	3,505
5.38%, 6/15/2029 (a)	2,910	2,668
Antero Resources Corp.
7.63%, 2/1/2029 (a)	3,462	3,521
5.38%, 3/1/2030 (a)	2,215	2,085
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	589
BP Capital Markets America, Inc.
3.80%, 9/21/2025	1,500	1,494
3.02%, 1/16/2027	1,325	1,267
3.94%, 9/21/2028	2,300	2,245
2.72%, 1/12/2032	21,551	18,792
3.06%, 6/17/2041	7,320	5,745
3.00%, 2/24/2050	5,255	3,837
2.77%, 11/10/2050	4,090	2,869
2.94%, 6/4/2051	5,350	3,834
3.00%, 3/17/2052	3,040	2,208
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	11,180	10,702
3.28%, 9/19/2027	2,988	2,861
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	13,870	12,688
Buckeye Partners LP
4.15%, 7/1/2023	2,500	2,453
4.13%, 12/1/2027	4,440	3,925
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	811
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,435	1,464
5.13%, 6/30/2027	17,593	17,558
2.74%, 12/31/2039	2,075	1,618
Cheniere Energy Partners LP
4.50%, 10/1/2029	11,682	10,757
3.25%, 1/31/2032	3,355	2,686
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,339	5,144
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	4,665	4,554
Chevron USA, Inc. 3.25%, 10/15/2029	2,475	2,315
CNX Resources Corp. 7.25%, 3/14/2027 (a)	4,250	4,219
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	4,629	4,418
ConocoPhillips Co. 4.03%, 3/15/2062 (a)	9,359	7,968
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	2,910	2,777
Crestwood Midstream Partners LP
5.75%, 4/1/2025	3,090	2,978
8.00%, 4/1/2029 (a)	2,366	2,346
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,183	3,673
4.38%, 6/15/2031 (a)	875	748
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	2,470	2,471
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (i)	2,428	2,335
4.88%, 3/30/2026 (i)	1,895	1,748
Energy Transfer LP
3.60%, 2/1/2023	1,146	1,145
4.25%, 3/15/2023	2,000	2,001
5.80%, 6/15/2038	5,830	5,459
5.00%, 5/15/2050	5,000	4,291
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	552
EnLink Midstream Partners LP
4.15%, 6/1/2025	780	760
4.85%, 7/15/2026	1,665	1,636
5.60%, 4/1/2044	1,930	1,512
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC
3.70%, 2/15/2026	1,026	1,013
Series J, 5.75%, 3/1/2035	800	806
6.45%, 9/1/2040	375	410
3.30%, 2/15/2053	2,450	1,817
4.95%, 10/15/2054	330	301
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	1,500	1,298
EQM Midstream Partners LP
4.00%, 8/1/2024	2,237	2,116
6.00%, 7/1/2025 (a)	427	412
6.50%, 7/1/2027 (a)	1,410	1,361
4.50%, 1/15/2029 (a)	1,320	1,137
4.75%, 1/15/2031 (a)	2,340	2,024
Equinor ASA (Norway) 7.15%, 11/15/2025	585	636
Exxon Mobil Corp.
3.00%, 8/16/2039	9,463	7,748
3.10%, 8/16/2049	690	541
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	3,607	2,978
4.32%, 12/30/2039 (a)	1,280	1,002
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,670	1,383
Genesis Energy LP
6.25%, 5/15/2026	570	515
7.75%, 2/1/2028	1,314	1,218
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,090	1,062
2.60%, 10/15/2025 (a)	1,852	1,704
3.45%, 10/15/2027 (a)	1,465	1,341
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,112	1,779
Gulfport Energy Corp.
8.00%, 5/17/2026	2,001	2,015
8.00%, 5/17/2026 (a)	2,666	2,683
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (f)	1,320	2
6.00%, 10/15/2024 ‡ (f)	2,737	3
6.38%, 1/15/2026 ‡ (f)	1,018	1
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	5,580	5,441
HF Sinclair Corp.
2.63%, 10/1/2023 (a)	2,025	1,964
5.88%, 4/1/2026 (a)	3,529	3,560
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	4,355	3,964
Kinder Morgan, Inc. 3.25%, 8/1/2050	5,690	3,963
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,073	1,021
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (i)	1,090	1,070
6.50%, 6/30/2027 (i)	1,182	1,150
6.75%, 6/30/2030 (i)	680	649
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	5,899	5,961
MPLX LP 5.20%, 3/1/2047	323	294
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,173	1,988
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	615	513
7.77%, 12/15/2037 (a)	615	663
NuStar Logistics LP
5.75%, 10/1/2025	2,071	1,976
6.00%, 6/1/2026	1,338	1,263
5.63%, 4/28/2027	3,294	2,999
6.38%, 10/1/2030	666	606
Occidental Petroleum Corp.
8.50%, 7/15/2027	3,301	3,697
6.38%, 9/1/2028	1,488	1,554
8.88%, 7/15/2030	2,737	3,197
6.63%, 9/1/2030	4,693	5,014
6.13%, 1/1/2031	1,563	1,624
7.88%, 9/15/2031	2,600	2,997
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,503
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,127
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	3,405
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,427
5.35%, 2/12/2028	3,250	2,641
5.95%, 1/28/2031	3,500	2,619
Phillips 66 4.65%, 11/15/2034	1,000	966
Pioneer Natural Resources Co. 1.13%, 1/15/2026	2,000	1,787
Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,489
Range Resources Corp.
5.00%, 3/15/2023	950	949
4.88%, 5/15/2025	1,578	1,531
8.25%, 1/15/2029	1,305	1,370
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	111

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.75%, 2/15/2030 (a)	850	788
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,000	3,056
5.88%, 6/30/2026	26,130	26,856
4.50%, 5/15/2030	22,815	21,841
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	193
1.63%, 11/24/2025 (a)	224	207
SM Energy Co.
6.75%, 9/15/2026	1,895	1,864
6.63%, 1/15/2027	1,293	1,261
Southwestern Energy Co.
5.70%, 1/23/2025 (e)	202	202
7.75%, 10/1/2027	1,075	1,114
5.38%, 2/1/2029	3,640	3,441
5.38%, 3/15/2030	3,026	2,836
4.75%, 2/1/2032	591	527
Sunoco LP 4.50%, 5/15/2029	1,922	1,633
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	2,045	2,048
5.50%, 1/15/2028 (a)	4,965	4,293
6.00%, 12/31/2030 (a)	1,640	1,435
Targa Resources Partners LP
6.50%, 7/15/2027	1,730	1,780
5.50%, 3/1/2030	1,576	1,539
4.00%, 1/15/2032	1,050	919
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	1,468	1,346
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	350
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	5,148	4,222
3.13%, 5/29/2050	6,746	5,201
Valero Energy Corp. 2.15%, 9/15/2027	900	805
Western Midstream Operating LP
4.50%, 3/1/2028	1,370	1,272
4.30%, 2/1/2030 (e)	3,345	3,019
Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,250	3,105
		410,902
Personal Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	5,085	4,696
4.13%, 4/1/2029 (a)	2,115	1,818
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Products — continued
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,422
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2027 (a)	2,616	2,456
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,548	1,273
		11,665
Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	2,792
8.50%, 1/31/2027 (a)	8,864	4,255
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,534	5,391
5.75%, 8/15/2027 (a)	6,090	4,441
5.00%, 1/30/2028 (a)	2,785	1,044
4.88%, 6/1/2028 (a)	11,808	8,162
5.00%, 2/15/2029 (a)	2,865	1,117
5.25%, 1/30/2030 (a)	1,188	440
5.25%, 2/15/2031 (a)	1,251	481
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,998	5,618
2.35%, 11/13/2040	4,000	2,924
2.55%, 11/13/2050	4,065	2,798
3.70%, 3/15/2052	8,080	6,846
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,179	4,670
Merck & Co., Inc. 2.75%, 12/10/2051	16,665	12,053
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,504
5.13%, 4/30/2031 (a)	4,030	3,526
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,135	3,515
Pfizer, Inc.
3.45%, 3/15/2029	495	478
2.63%, 4/1/2030	2,000	1,799
4.10%, 9/15/2038	3,000	2,875
3.90%, 3/15/2039	2,960	2,752
4.30%, 6/15/2043	4,000	3,836
Pharmacia LLC 6.60%, 12/1/2028 (e)	745	827
Roche Holdings, Inc. (Switzerland)
2.08%, 12/13/2031 (a)	16,095	13,556
2.61%, 12/13/2051 (a)	4,115	2,922
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	478
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	2,838
3.03%, 7/9/2040	1,600	1,240
3.18%, 7/9/2050	750	550
Zoetis, Inc. 2.00%, 5/15/2030	2,000	1,680
		109,408
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	3,084	2,573
5.00%, 3/1/2031	1,300	1,069
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,472
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	580
		6,694
Road & Rail — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,324	2,202
5.38%, 3/1/2029 (a)	2,010	1,752
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	115
6.15%, 5/1/2037	750	862
4.38%, 9/1/2042	2,510	2,370
3.55%, 2/15/2050	1,929	1,611
CSX Corp. 3.25%, 6/1/2027	1,283	1,236
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	200
2.70%, 11/1/2023 (a)	470	461
7.00%, 10/15/2037 (a)	291	329
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,110	1,807
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	459
Norfolk Southern Corp.
2.90%, 2/15/2023	462	460
4.05%, 8/15/2052	1,000	870
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	1,767	1,760
1.20%, 11/15/2025 (a)	2,165	1,919
SMBC Aviation Capital Finance DAC (Ireland) 4.13%, 7/15/2023 (a)	1,100	1,091
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	3,000	2,788
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — continued
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,710	2,728
4.50%, 8/15/2029 (a)	2,300	1,997
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	2,008	2,031
		29,048
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	3,195	3,048
Analog Devices, Inc. 2.95%, 10/1/2051	5,895	4,460
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	1,645	1,561
Intel Corp.
3.25%, 11/15/2049	1,700	1,266
3.10%, 2/15/2060	700	479
KLA Corp. 3.30%, 3/1/2050	783	612
Marvell Technology, Inc. 2.95%, 4/15/2031	2,080	1,705
Microchip Technology, Inc. 0.97%, 2/15/2024	2,090	1,990
NXP BV (China) 3.25%, 5/11/2041	3,795	2,745
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,872	6,128
QUALCOMM, Inc.
4.25%, 5/20/2032	1,335	1,345
4.50%, 5/20/2052	1,730	1,675
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	954
2.25%, 9/4/2029	1,800	1,609
3.88%, 3/15/2039	1,620	1,509
4.15%, 5/15/2048	300	286
TSMC Arizona Corp. (Taiwan)
3.88%, 4/22/2027	5,640	5,533
2.50%, 10/25/2031	7,170	6,063
		42,968
Software — 0.4%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,369	4,596
Intuit, Inc. 0.95%, 7/15/2025	2,850	2,621
Microsoft Corp.
3.50%, 2/12/2035	1,500	1,434
3.45%, 8/8/2036	953	897
2.92%, 3/17/2052	2,029	1,596
NCR Corp.
5.75%, 9/1/2027 (a)	2,000	1,924
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	113

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
5.00%, 10/1/2028 (a)	763	718
5.13%, 4/15/2029 (a)	3,534	3,300
6.13%, 9/1/2029 (a)	7,075	6,746
Oracle Corp.
2.50%, 4/1/2025	2,750	2,610
2.30%, 3/25/2028	5,945	5,167
4.30%, 7/8/2034	567	494
3.90%, 5/15/2035	1,545	1,264
3.85%, 7/15/2036	1,756	1,403
3.80%, 11/15/2037	7,875	6,115
3.65%, 3/25/2041	3,450	2,531
4.13%, 5/15/2045	5,300	3,959
3.95%, 3/25/2051	1,460	1,049
Roper Technologies, Inc. 1.75%, 2/15/2031	1,200	940
Salesforce, Inc. 3.70%, 4/11/2028	1,100	1,090
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,140	2,975
VMware, Inc. 4.65%, 5/15/2027	3,130	3,100
Workday, Inc. 3.70%, 4/1/2029	5,649	5,295
		61,824
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,700	3,304
4.75%, 3/1/2030	1,235	1,050
Bath & Body Works, Inc.
5.25%, 2/1/2028	769	689
7.50%, 6/15/2029	3,894	3,745
6.88%, 11/1/2035	450	393
6.75%, 7/1/2036	2,235	1,928
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	2,970	2,068
3.88%, 10/1/2031 (a)	2,714	1,882
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,555	3,892
Home Depot, Inc. (The) 3.50%, 9/15/2056	5,200	4,130
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	405	375
3.88%, 6/1/2029 (a)	1,980	1,671
4.38%, 1/15/2031 (a)	1,660	1,461
Lowe's Cos., Inc. 3.75%, 4/1/2032	4,680	4,310
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	185	178
1.75%, 3/15/2031	1,145	909
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,210	4,407
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,827	8,757
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	3,120	2,762
Staples, Inc.
7.50%, 4/15/2026 (a)	6,410	5,417
10.75%, 4/15/2027 (a)	5,981	4,396
		57,724
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.20%, 9/11/2029	9,125	8,143
3.45%, 2/9/2045	2,831	2,457
3.75%, 9/12/2047	6,500	5,824
3.75%, 11/13/2047	1,000	902
3.95%, 8/8/2052	4,845	4,471
2.85%, 8/5/2061	10,955	7,778
Dell International LLC 4.90%, 10/1/2026	1,630	1,636
Seagate HDD Cayman
3.13%, 7/15/2029	2,205	1,751
4.13%, 1/15/2031	2,250	1,844
		34,806
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	1,755
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,880	3,747
		5,502
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
5.15%, 7/21/2024 (a)	12,810	12,740
2.38%, 1/14/2025 (a)	2,260	2,128
1.00%, 1/20/2026 (a)	2,760	2,433
3.38%, 12/2/2026	250	239
3.50%, 10/23/2027 (a)	1,100	1,009
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	2,015	1,560
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	7,910	6,191
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	3,475	3,091
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	501
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,715	1,441
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Thrifts & Mortgage Finance — continued
3.63%, 3/1/2029 (a)	2,936	2,363
3.88%, 3/1/2031 (a)	2,441	1,904
4.00%, 10/15/2033 (a)	582	434
		36,034
Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	4,000	3,023
3.40%, 2/4/2041	9,825	6,642
3.88%, 9/16/2046	5,585	3,873
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	7,332	6,736
2.26%, 3/25/2028	275	232
4.39%, 8/15/2037	28,229	22,328
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	11,900	12,080
Philip Morris International, Inc.
4.38%, 11/15/2041	23,668	19,588
4.13%, 3/4/2043	5,000	3,932
		78,434
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	1,000	937
3.25%, 3/1/2025	242	231
3.38%, 7/1/2025	3,860	3,665
2.88%, 1/15/2026	2,617	2,414
1.88%, 8/15/2026	2,345	2,051
3.25%, 10/1/2029	1,020	880
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	562	550
4.13%, 8/1/2025 (a)	1,950	1,830
4.88%, 10/1/2025 (a)	4,200	4,006
1.95%, 1/30/2026 (a)	5,480	4,728
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (a)	370	361
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,870	4,598
Imola Merger Corp. 4.75%, 5/15/2029 (a)	8,116	6,890
United Rentals North America, Inc.
4.88%, 1/15/2028	5,474	5,116
4.00%, 7/15/2030	6,000	5,212
3.88%, 2/15/2031	1,308	1,131
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	6,595	6,596
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
7.25%, 6/15/2028 (a)	2,300	2,319
WW Grainger, Inc. 4.60%, 6/15/2045	520	504
		54,019
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,245
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	635	516
		1,761
Water Utilities — 0.0% ^
American Water Capital Corp.
3.85%, 3/1/2024	680	678
3.45%, 6/1/2029	620	581
		1,259
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
5.38%, 4/4/2032 (a)	2,279	2,093
4.38%, 4/22/2049	439	405
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	3,347	2,795
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,628	4,379
Sprint Corp. 7.63%, 3/1/2026	9,902	10,473
T-Mobile USA, Inc. 4.75%, 2/1/2028	5,290	5,174
		25,319
Total Corporate Bonds (Cost $5,264,990)		4,588,413
U.S. Treasury Obligations — 18.4%
U.S. Treasury Bonds
4.50%, 8/15/2039	41,354	47,761
1.13%, 5/15/2040	99,128	67,469
4.38%, 5/15/2040	511	579
1.13%, 8/15/2040	112,399	75,808
1.38%, 11/15/2040	83,892	59,019
4.75%, 2/15/2041	86,045	101,832
2.25%, 5/15/2041	98,992	80,725
4.38%, 5/15/2041	48,987	55,191
2.75%, 8/15/2042	9,000	7,907
2.75%, 11/15/2042	90,244	79,115
3.63%, 8/15/2043	22,941	23,052
3.75%, 11/15/2043	65,822	67,395
2.50%, 2/15/2045	68,997	57,036
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	115

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.00%, 5/15/2045	11,709	10,579
2.88%, 8/15/2045	62,859	55,579
2.75%, 11/15/2047	15,256	13,280
3.38%, 11/15/2048	56,000	55,464
2.38%, 11/15/2049	180,877	149,061
2.00%, 2/15/2050	92,276	69,798
1.88%, 2/15/2051	31,143	22,723
2.38%, 5/15/2051	224,666	184,963
2.25%, 2/15/2052	245,558	196,139
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,113
U.S. Treasury Notes
2.00%, 8/15/2025 (j)	11,953	11,453
1.63%, 5/15/2026	10,909	10,218
1.13%, 10/31/2026 (k)	227,398	207,199
0.50%, 5/31/2027	69,302	60,653
0.50%, 8/31/2027	188,890	164,312
1.25%, 3/31/2028	4,705	4,200
1.25%, 4/30/2028	7,460	6,650
1.25%, 9/30/2028	292,742	258,928
1.63%, 5/15/2031	77,876	68,796
1.38%, 11/15/2031	187,240	160,390
1.88%, 2/15/2032	105,839	94,627
U.S. Treasury STRIPS Bonds
4.66%, 11/15/2022 (l)	5,000	4,975
3.15%, 2/15/2023 (l)	225	222
2.20%, 8/15/2023 (l)	15	15
2.51%, 5/15/2032 (l)	98,914	71,732
1.75%, 8/15/2032 (l)	26,503	19,066
2.09%, 5/15/2033 (l)	151,898	106,377
4.58%, 11/15/2033 (l)	31,069	21,381
1.04%, 8/15/2039 (l)	36,140	20,871
2.98%, 8/15/2040 (l)	38,198	20,107
2.92%, 8/15/2041 (l)	133,282	66,537
3.72%, 2/15/2042 (l)	10,721	5,209
3.40%, 5/15/2042 (l)	19,049	9,157
3.52%, 11/15/2042 (l)	7,855	3,685
2.26%, 11/15/2043 (l)	25,730	11,650
Total U.S. Treasury Obligations (Cost $3,331,133)		2,890,998
Asset-Backed Securities — 15.5%
ACC, 0.25%, 12/15/2022 ‡	16,227	16,138
ACC Trust
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	169	168
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	9,100	8,876
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,374	9,849
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	7,491
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	1,799	1,763
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 ‡ (a)	6,861	6,234
Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	700	676
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,648	3,270
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	2,434	2,178
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,891	2,663
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	782	722
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,486	6,673
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	956	754
Amden 2022 Cz Frn
0.00%, 4/15/2026 ‡ (a) (g)	2,485	2,485
0.00%, 4/15/2026 ‡ (a) (g)	3,478	3,478
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	2,147	1,839
Series 2016-2, Class AA, 3.20%, 6/15/2028	742	642
Series 2016-3, Class AA, 3.00%, 10/15/2028	1,874	1,683
Series 2017-1, Class AA, 3.65%, 2/15/2029	1,876	1,715
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	793	791
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	10,852
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (a)	5,000	4,990
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,745	18,014
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,255
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,245
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,630	18,896
American Tower Trust #1, 3.07%, 3/15/2023 (a)	3,135	3,118
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000	28,234
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡ (a)	6,000	5,737
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 ‡ (a)	5,500	5,096
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	16,035	15,338
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	19,747	18,494
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡ (a)	12,179	11,189
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (a)	23,000	20,786
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	20,000	18,116
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,197
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 ‡ (a)	13,000	11,335
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 ‡ (a)	6,115	5,309
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	19,690	17,798
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	7,875	7,272
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	7,875	7,418
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 ‡ (a)	12,750	11,866
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	1,457	1,438
Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000	18,015
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250	3,966
Series 2020-AA, Class D, 7.15%, 7/17/2046 ‡ (a)	3,840	3,676
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	—
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.53%, 6/25/2043 ‡ (g)	131	123
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,088	1,066
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,223	1,059
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	601	558
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,795	1,535
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	518	455
Business Jet Securities LLC
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	9,187	8,516
Series 2020-1A, Class C, 7.14%, 11/15/2035 (a)	5,482	5,400
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	8,627	7,761
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	6,601	6,227
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	23,157	22,262
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	1,686	1,629
Camden, 8.50%, 9/15/2031 ‡	5,807	5,807
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,149	9,135
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	20,507	20,487
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	18,758	18,758
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	12,000	12,050
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,752	5,213
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,721	4,150
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	8,960	7,830
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	117

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	9,990	8,218
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	3,837	3,832
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	2,840	2,837
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	9,688
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	4,888
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,792
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (g)	17,000	15,282
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	19	18
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	18,000	17,649
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	18,000	17,640
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,601
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 5.72%, 3/24/2023 (a) (g)	13,777	13,566
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.78%, 6/25/2040 ‡ (a) (g)	2,264	182
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	2,416	2,329
Series 2020-2, Class B, 4.24%, 5/15/2052 ‡ (a) (g)	8,345	7,934
CPS Auto Receivables Trust Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	507	507
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,368
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	21,251
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,740
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,573	7,848
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,805	2,770
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 3.19%, 3/25/2034 ‡ (g)	27	26
Series 2004-1, Class M2, 3.27%, 3/25/2034 ‡ (g)	22	22
Series 2004-1, Class 3A, 3.00%, 4/25/2034 ‡ (g)	297	267
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.34%, 10/25/2034 (g)	203	197
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	19,300	17,179
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,072
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,958	2,741
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	491	487
Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡ (a)	6,054	5,681
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 (a)	42,475	41,200
Drive Auto Receivables Trust
Series 2018-2, Class D, 4.14%, 8/15/2024	1,161	1,161
Series 2018-3, Class D, 4.30%, 9/16/2024	1,435	1,436
Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,387
DT Auto Owner Trust
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	16,021	15,956
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,470
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	4,956
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	6,761
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,291
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	6,370	5,752
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	2,860	2,785
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	5,717	5,535
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	1,751	1,628
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	3,051	2,736
Exeter Automobile Receivables Trust
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	3,376	3,376
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	6,242	6,247
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	10,748	10,747
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	4,704	4,694
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,015
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,500
Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	8,750
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	13,831
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	8,641
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	31,505
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	35,687
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	11,950
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡ (a)	3,810	3,506
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 ‡ (a)	10,000	8,594
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	10,267	8,774
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 ‡ (a)	17,022	14,878
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	1,123	1,123
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	5,988	5,956
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,301
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,859
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	3,500	3,459
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (g)	15,000	13,337
Series 2021-GT1, Class B, 4.36%, 7/25/2026 ‡ (a) (g)	8,000	7,146
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡ (a) (g)	22,603	19,015
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	10,000	9,263
Series 2022-GT1, Class B, 7.17%, 4/25/2027 ‡ (a)	23,100	21,438
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,058	95,203
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡ (a)	1,700	1,667
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	4,650	4,596
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	839
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	783
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (g)	17,765	17,632
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 ‡ (a)	4,400	3,699
FTF, 8.00%, 8/15/2024	13,500	10,935
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (g)	192	180
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	21,175	19,817
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,015
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	121	120
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (g)	5,040	4,704
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	869	819
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	119

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	638	609
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	5,803	5,303
Harvest SBA Loan Trust Series 2021-1, Class A, 3.85%, 4/25/2048 (a) (g)	4,021	3,986
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	2,713	2,575
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	2,234	2,151
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	12	12
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	1,699	1,635
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	3,060	2,895
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	1,634	1,630
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	737	714
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	2,395	2,340
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	2,565	2,448
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 5.73%, 4/20/2037 ‡ (a) (g)	10,972	10,553
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 ‡ (a)	6,099	5,907
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	6,100	6,012
Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡ (a)	4,830	4,871
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 ‡ (a)	17,966	16,683
Series 2022-A, Class E, 8.00%, 5/15/2041 ‡ (a)	2,862	2,546
Home Partners of America Trust
Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	9,347	8,072
Series 2021-3, Class E2, 3.35%, 1/17/2041 ‡ (a)	13,942	12,090
HPA, Inc., 3.95%, 4/15/2026 ‡	31,000	31,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 ‡ (a) (g)	4,156	94
Series 2012-2, Class A, IO, 0.82%, 8/25/2038 ‡ (a) (g)	3,266	64
Series 2013-2, Class A, IO, 1.63%, 3/25/2039 ‡ (a) (g)	3,083	110
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	12,684	11,978
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (a)	10,000	9,170
Series 2022-B, Class C, 8.45%, 10/15/2029 ‡ (a)	9,627	9,197
LendingPoint Asset Securitization Trust
Series 2021-1, Class B, 2.85%, 4/15/2027 ‡ (a)	7,568	7,547
Series 2020-REV1, Class C, 7.70%, 10/15/2028 ‡ (a)	6,417	6,320
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	6,794
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 6.64%, 12/15/2026 (a) (g)	7,346	7,438
Series 2020-VFN1, Class A2B1, 6.64%, 12/15/2026 (a) (g)	2,688	2,713
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	4,200	3,219
LFT CRE Ltd.
Series 2021-FL1, Class D, 4.84%, 6/15/2039 ‡ (a) (g)	14,237	13,657
Series 2021-FL1, Class E, 5.34%, 6/15/2039 ‡ (a) (g)	12,500	11,765
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 ‡ (a)	4,890	4,726
LP LMS Asset Securitization Trust
Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡ (a)	2,500	2,497
6.17%, 10/15/2028	7,398	7,116
8.35%, 10/15/2028	10,463	10,303
Series 2021-2A, Class C, 3.85%, 1/15/2029 ‡ (a)	14,000	12,875
Mariner Finance Issuance Trust
Series 2021-AA, Class E, 5.40%, 3/20/2036 ‡ (a)	6,000	5,266
Series 2021-BA, Class E, 4.68%, 11/20/2036 ‡ (a)	6,150	5,035
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mercury Financial Credit Card Master Trust Series 2021-1A, Class C, 4.21%, 3/20/2026 (a)	10,000	9,398
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	57	56
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	1,366	1,340
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	879	868
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,067	1,054
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	426	425
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.69%, 3/25/2033 ‡ (g)	176	169
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	5,188	4,961
Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	2,126	2,009
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.85%, 11/25/2033 ‡ (e)	240	231
Series 2005-1, Class M1, 3.12%, 3/25/2035 ‡ (g)	134	134
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	8,607	8,104
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	21,366	19,669
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	9,841	9,277
Octane Receivables Trust
Series 2019-1A, Class D, 5.96%, 5/20/2027 ‡ (a)	7,979	7,908
Series 2020-1A, Class D, 5.45%, 3/20/2028 ‡ (a)	6,217	5,978
Series 2022-1A, Class E, 7.33%, 12/20/2029 ‡ (a)	2,000	1,930
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	422	409
Series 2018, Class A, 4.16%, 2/9/2030	1,558	1,534
Series 2018, Class B, 4.61%, 2/9/2030 ‡	487	478
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	7,146	7,063
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 ‡ (a)	6,750	6,704
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (a)	6,320	5,797
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	8,461	7,904
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	12,000	11,783
Series 2022-A, Class C, 7.40%, 6/9/2031 ‡ (a)	5,500	5,357
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	1,763	1,711
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	4,338	4,057
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	35,000
Pendoor Proper0.00%, 2/15/2026 ‡ (a)	31,800	31,243
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	18,714	17,611
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	21,918	20,888
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (e)	15,500	14,594
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	11,036	10,357
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡ (a)	9,630	8,384
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 ‡ (a)	12,000	10,530
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 ‡	22,000	19,938
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	10,000	9,122
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡ (a)	7,000	6,487
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	7,881
Series 2020-SFR2, Class GREG, PO, , 6/17/2037 (a)	19,442	16,043
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡ (a)	12,081	11,490
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡ (a)	9,097	8,666
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	121

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (a)	9,656	9,275
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡ (a)	15,150	13,162
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	24,695	21,270
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 ‡ (a)	20,110	18,703
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 ‡ (a)	11,485	10,797
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 ‡ (a)	12,957	11,300
RCO VII Mortgage LLC Series 2021-2, Class A2, 3.84%, 9/25/2026 ‡ (a) (e)	5,400	4,980
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,100	1,768
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,094	995
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	1,176	1,119
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	11,990	10,949
Santander Drive Auto Receivables Trust Series 2019-2, Class D, 3.22%, 7/15/2025	22,246	22,139
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	698	699
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	31,220
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	10,184
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,137
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	9,983
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	2,722
Series 2022-1A, Class E, 5.26%, 7/20/2032 ‡ (a)	3,646	3,320
Series 2022-1A, Class F, 6.00%, 7/20/2032 ‡ (a)	7,056	6,261
Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	40,000	37,052
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	9,197
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (e)	142	116
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡ (a)	2,275	2,225
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	1,954	1,897
Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡ (a)	4,715	4,367
Series 2021-2A, Class D, 3.23%, 9/20/2038 ‡ (a)	2,512	2,342
Series 2022-1A, Class D, 6.00%, 10/20/2038 ‡ (a)	15,322	14,589
Series 2022-2A, Class D, 9.22%, 6/20/2040 ‡ (a)	7,011	6,954
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	7,871	7,741
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 2.52%, 6/25/2037 ‡ (g)	806	585
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	623	550
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	1,719	1,719
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	22,200	22,271
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	609	609
Tricolor Auto Securitization Trust
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	14,228
Series 2020-1A, Class C, 8.25%, 11/15/2026 (a)	20,644	21,107
Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,166
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	6,546
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	111	108
Series 2013-1, Class A, 4.30%, 8/15/2025	422	397
Series 2016-2, Class B, 3.65%, 10/7/2025	1,229	1,116
Series 2014-1, Class A, 4.00%, 4/11/2026	2,304	2,134
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2014-2, Class A, 3.75%, 9/3/2026	365	338
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,001	903
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,372	1,206
Series 2016-2, Class A, 3.10%, 10/7/2028	766	621
Series 2018-1, Class AA, 3.50%, 3/1/2030	14,560	13,018
Series 2018-1, Class A, 3.70%, 3/1/2030	1,036	871
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,299	1,191
Series 2019-1, Class A, 4.55%, 8/25/2031	1,548	1,286
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,694	1,428
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	7,000	6,581
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 (a)	16,000	15,321
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	3,137	3,122
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	3,971
Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	2,750	2,757
VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	4,287	4,004
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,664
vMobo, Inc., 9.46%, 7/18/2027	55,000	55,000
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	20,290	19,300
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (e)	14,023	13,304
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (e)	7,567	7,205
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (a) (e)	29,766	27,926
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	16,547	15,685
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	2,926	2,829
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	8,283	8,253
Total Asset-Backed Securities (Cost $2,558,466)		2,430,267
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 13.4%
FHLMC
Pool # 1G1861, ARM, 2.54%, 3/1/2036 (g)	23	23
Pool # 1J1380, ARM, 3.36%, 3/1/2036 (g)	18	19
Pool # 1J1393, ARM, 2.99%, 10/1/2036 (g)	27	28
Pool # 1Q0476, ARM, 2.23%, 10/1/2037 (g)	69	69
FHLMC Gold Pools, 15 Year
Pool # G13385, 5.50%, 11/1/2023	2	2
Pool # G13603, 5.50%, 2/1/2024	—	—
Pool # G13805, 5.50%, 12/1/2024	2	2
Pool # G14252, 5.50%, 12/1/2024	2	2
Pool # J14494, 4.00%, 2/1/2026	226	226
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	30	31
Pool # G30591, 6.00%, 2/1/2028	220	228
Pool # D98914, 4.00%, 1/1/2032	1,887	1,891
Pool # G31099, 4.00%, 1/1/2038	8,031	8,179
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	5	5
Pool # C80161, 7.50%, 6/1/2024	—	—
Pool # G00271, 7.00%, 9/1/2024	2	2
Pool # C80245, 7.50%, 10/1/2024	1	1
Pool # G00278, 7.00%, 11/1/2024	3	3
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # D81734, 7.00%, 8/1/2027	13	13
Pool # G00747, 8.00%, 8/1/2027	15	16
Pool # D86005, 7.00%, 2/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	29	30
Pool # C21930, 6.00%, 2/1/2029	5	6
Pool # C00785, 6.50%, 6/1/2029	7	8
Pool # A27201, 6.50%, 3/1/2032	44	46
Pool # A13067, 4.00%, 9/1/2033	19	19
Pool # G60154, 5.00%, 2/1/2034	7,664	7,975
Pool # G60214, 5.00%, 7/1/2035	7,204	7,515
Pool # C02641, 7.00%, 10/1/2036	21	22
Pool # C02660, 6.50%, 11/1/2036	42	46
Pool # G06172, 5.50%, 12/1/2038	777	824
Pool # G06576, 5.00%, 9/1/2040	3,513	3,670
Pool # A96733, 4.50%, 2/1/2041	6,373	6,510
Pool # G06493, 4.50%, 5/1/2041	287	293
Pool # G61864, 5.50%, 6/1/2041	3,160	3,353
Pool # Q05956, 4.50%, 2/1/2042	920	939
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	123

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q11285, 3.50%, 9/1/2042	2,577	2,528
Pool # Q12174, 3.50%, 10/1/2042	3,256	3,194
Pool # G07239, 3.00%, 12/1/2042	2,863	2,728
Pool # Q13796, 3.50%, 12/1/2042	4,147	4,068
Pool # Q15767, 3.00%, 2/1/2043	2,359	2,242
Pool # Q33869, 4.00%, 6/1/2045	1,954	1,951
Pool # G61462, 4.00%, 7/1/2045	11,061	11,081
Pool # Q37784, 3.50%, 12/1/2045	1,944	1,884
Pool # Q39092, 4.00%, 2/1/2046	2,920	2,914
Pool # Q39412, 3.50%, 3/1/2046	838	813
Pool # Q40797, 3.50%, 5/1/2046	3,394	3,290
Pool # Q40905, 3.50%, 6/1/2046	120	117
Pool # Q40922, 3.50%, 6/1/2046	1,068	1,036
Pool # Q41602, 3.50%, 7/1/2046	623	604
Pool # Q42079, 3.50%, 7/1/2046	580	561
Pool # Q42657, 3.50%, 8/1/2046	5,189	5,030
Pool # Q42656, 4.00%, 8/1/2046	474	466
Pool # Q43241, 3.50%, 9/1/2046	4,441	4,305
Pool # Q43237, 4.00%, 9/1/2046	917	911
Pool # G61565, 4.50%, 4/1/2048	15,681	15,951
Pool # Z40179, 4.00%, 7/1/2048	6,268	6,228
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	2	2
Pool # B90491, 7.50%, 1/1/2032	104	109
Pool # U89009, 3.50%, 9/1/2032	334	328
Pool # U80074, 3.50%, 10/1/2032	1,164	1,143
Pool # G20028, 7.50%, 12/1/2036	142	149
Pool # U90690, 3.50%, 6/1/2042	1,105	1,074
Pool # U90975, 4.00%, 6/1/2042	255	254
Pool # U90230, 4.50%, 9/1/2042	1,027	1,041
Pool # U90281, 4.00%, 10/1/2042	635	630
Pool # U92021, 5.00%, 9/1/2043	880	901
Pool # U99076, 4.50%, 12/1/2043	2,645	2,703
Pool # U99084, 4.50%, 2/1/2044	2,012	2,056
Pool # U92996, 3.50%, 6/1/2045	199	191
Pool # U93026, 3.50%, 7/1/2045	523	507
Pool # U99134, 4.00%, 1/1/2046	2,927	2,912
Pool # U93155, 3.50%, 5/1/2046	576	555
Pool # U93158, 3.50%, 6/1/2046	333	320
Pool # U93167, 3.50%, 7/1/2046	708	681
Pool # U93172, 3.50%, 7/1/2046	1,042	1,014
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	8,814	8,695
Pool # RA6459, 2.50%, 12/1/2051	15,082	13,480
Pool # RA7192, 3.50%, 4/1/2052	25,009	23,909
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA
Pool # AM2292, ARM, 2.71%, 1/1/2023 (g)	1,016	1,013
Pool # 766610, ARM, 1.96%, 1/1/2034 (g)	21	21
Pool # 823660, ARM, 3.17%, 5/1/2035 (g)	63	63
Pool # 910181, ARM, 2.21%, 3/1/2037 (g)	21	21
Pool # 888304, ARM, 1.82%, 4/1/2037 (g)	1	1
Pool # 888750, ARM, 2.55%, 4/1/2037 (g)	26	27
Pool # 948208, ARM, 3.29%, 7/1/2037 (g)	21	21
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	51	52
Pool # CA4723, 3.50%, 11/1/2034	6,034	5,968
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	114	112
Pool # BM3254, 4.00%, 1/1/2038	6,336	6,486
Pool # BM3566, 4.00%, 2/1/2038	6,634	6,750
Pool # CA1234, 4.00%, 2/1/2038	2,417	2,460
Pool # CA1238, 4.00%, 2/1/2038	2,485	2,544
Pool # FS0795, 3.00%, 1/1/2042	14,474	13,750
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	—
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 313692, 8.50%, 12/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	1	1
Pool # 420165, 6.50%, 4/1/2028	20	21
Pool # 455598, 5.50%, 12/1/2028	7	7
Pool # 517656, 5.50%, 7/1/2029	4	4
Pool # 252570, 6.50%, 7/1/2029	9	9
Pool # 517679, 6.50%, 7/1/2029	29	31
Pool # 323866, 6.50%, 8/1/2029	8	8
Pool # 995656, 7.00%, 6/1/2033	95	103
Pool # AL6168, 5.00%, 9/1/2033	3,645	3,790
Pool # 725229, 6.00%, 3/1/2034	599	645
Pool # AA0918, 5.50%, 9/1/2034	110	116
Pool # 735503, 6.00%, 4/1/2035	59	62
Pool # 745948, 6.50%, 10/1/2036	8	9
Pool # AL0379, 8.00%, 12/1/2036	658	712
Pool # 995149, 6.50%, 10/1/2038	27	29
Pool # 995504, 7.50%, 11/1/2038	35	38
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AC3237, 5.00%, 10/1/2039	322	336
Pool # AC4467, 4.50%, 12/1/2039	648	661
Pool # AE1526, 4.50%, 9/1/2040	890	908
Pool # AE3095, 4.50%, 9/1/2040	685	699
Pool # AE0681, 4.50%, 12/1/2040	2,592	2,645
Pool # AL0038, 5.00%, 2/1/2041	2,639	2,754
Pool # AX5292, 5.00%, 1/1/2042	12,436	12,995
Pool # BM1065, 5.50%, 2/1/2042	4,741	5,026
Pool # AL2059, 4.00%, 6/1/2042	9,514	9,550
Pool # AB7575, 3.00%, 1/1/2043	1,999	1,901
Pool # AR6380, 3.00%, 2/1/2043	2,808	2,670
Pool # 890564, 3.00%, 6/1/2043	3,673	3,495
Pool # AT5907, 4.00%, 6/1/2043	5,673	5,689
Pool # AS0214, 3.50%, 8/1/2043	6,224	6,128
Pool # AL6848, 5.00%, 6/1/2044	991	1,035
Pool # BA2343, 4.00%, 9/1/2045	2,312	2,303
Pool # BA1210, 3.50%, 5/1/2046	791	765
Pool # BA7485, 3.50%, 6/1/2046	567	549
Pool # BC2969, 3.50%, 6/1/2046	451	437
Pool # BD1371, 3.50%, 6/1/2046	595	575
Pool # BA7492, 4.00%, 6/1/2046	645	635
Pool # BC9368, 4.00%, 6/1/2046	2,721	2,705
Pool # BD1372, 4.00%, 6/1/2046	1,181	1,174
Pool # BD2956, 3.50%, 7/1/2046	4,877	4,724
Pool # BD5456, 3.50%, 8/1/2046	1,999	1,937
Pool # BM1169, 4.00%, 9/1/2046	9,863	9,897
Pool # BE0280, 3.50%, 10/1/2046	1,576	1,524
Pool # AS8335, 4.50%, 11/1/2046	5,060	5,122
Pool # BM1906, 4.00%, 5/1/2047	6,300	6,300
Pool # AS9811, 5.00%, 6/1/2047	2,052	2,113
Pool # BH7565, 4.00%, 8/1/2047	9,758	9,683
Pool # BM3500, 4.00%, 9/1/2047	4,777	4,823
Pool # CA0346, 4.50%, 9/1/2047	6,710	6,773
Pool # BH6687, 4.00%, 11/1/2047	1,068	1,060
Pool # BM3044, 4.00%, 11/1/2047	4,095	4,063
Pool # BE8347, 4.00%, 12/1/2047	724	719
Pool # BJ5254, 4.00%, 12/1/2047	4,384	4,350
Pool # BM3499, 4.00%, 12/1/2047	41,350	41,031
Pool # BJ5777, 4.50%, 12/1/2047	180	180
Pool # BH6689, 4.00%, 1/1/2048	854	848
Pool # BJ7311, 4.00%, 1/1/2048	20,104	19,961
Pool # BJ8238, 4.00%, 1/1/2048	7,051	7,001
Pool # BJ8265, 4.00%, 1/1/2048	4,470	4,436
Pool # BK1008, 4.00%, 1/1/2048	1,549	1,537
Pool # BJ4617, 4.00%, 2/1/2048	4,377	4,377
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BJ5772, 4.00%, 2/1/2048	4,607	4,545
Pool # BK1581, 4.00%, 2/1/2048	767	761
Pool # FM0035, 3.50%, 3/1/2048	7,054	6,828
Pool # BJ5803, 4.00%, 3/1/2048	3,372	3,326
Pool # BK1963, 4.00%, 3/1/2048	2,691	2,691
Pool # BM3665, 4.00%, 3/1/2048	16,418	16,301
Pool # BJ5789, 4.50%, 3/1/2048	1,146	1,142
Pool # BE2789, 4.00%, 4/1/2048	1,162	1,147
Pool # CA1710, 4.50%, 5/1/2048	3,360	3,381
Pool # BK5943, 5.00%, 6/1/2048	863	888
Pool # BK4130, 4.50%, 7/1/2048	167	168
Pool # BK6562, 4.50%, 7/1/2048	1,567	1,576
Pool # BK6589, 4.50%, 7/1/2048	1,253	1,252
Pool # BN0133, 4.00%, 8/1/2048	2,011	1,995
Pool # BK9292, 5.00%, 8/1/2048	2,922	3,007
Pool # CA4662, 3.50%, 9/1/2048	5,960	5,772
Pool # BN1312, 4.00%, 9/1/2048	7,920	7,853
Pool # 890863, 5.00%, 9/1/2048	16,498	17,440
Pool # BN0234, 5.00%, 9/1/2048	1,859	1,917
Pool # MA3496, 4.50%, 10/1/2048	2,181	2,192
Pool # BN0861, 5.00%, 10/1/2048	1,395	1,458
Pool # BK9556, 4.00%, 12/1/2048	2,985	2,949
Pool # BK1176, 5.00%, 1/1/2049	1,424	1,457
Pool # BK8748, 4.50%, 5/1/2049	6,256	6,253
Pool # BO2428, 3.50%, 7/1/2049	3,383	3,253
Pool # BO0592, 4.00%, 7/1/2049	1,201	1,186
Pool # CB2637, 2.50%, 1/1/2052	32,542	29,141
Pool # FS0196, 2.50%, 1/1/2052	33,589	30,027
Pool # CB2670, 3.00%, 1/1/2052	28,495	26,533
Pool # FS1255, 4.00%, 4/1/2052	10,912	10,875
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	13,487	13,107
FNMA, Other
Pool # AM2452, 2.44%, 2/1/2023	6,414	6,403
Pool # AL3876, 2.42%, 6/1/2023 (g)	580	577
Pool # AM5032, 3.64%, 12/1/2023	4,423	4,407
Pool # AM6795, 3.05%, 9/1/2024	10,260	10,074
Pool # AM7682, 2.84%, 1/1/2025	4,114	4,031
Pool # AM7795, 2.92%, 1/1/2025	9,513	9,346
Pool # AN1302, 2.93%, 1/1/2025	3,878	3,808
Pool # AM8702, 2.73%, 4/1/2025	18,325	17,769
Pool # AM8674, 2.81%, 4/1/2025	18,640	18,111
Pool # AM8691, 2.64%, 6/1/2025	18,777	18,130
Pool # AM9942, 3.09%, 10/1/2025	11,000	10,730
Pool # AN0707, 3.13%, 2/1/2026	8,231	8,033
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	125

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN1222, 2.78%, 4/1/2026	7,000	6,741
Pool # AN1413, 2.49%, 5/1/2026	9,428	8,993
Pool # AN1503, 2.62%, 5/1/2026	5,332	5,110
Pool # AN1221, 2.81%, 5/1/2026	4,000	3,854
Pool # AN1497, 2.61%, 6/1/2026	10,122	9,677
Pool # AN2689, 2.20%, 10/1/2026	6,040	5,679
Pool # AN4000, 3.00%, 12/1/2026	2,243	2,173
Pool # AL6937, 3.80%, 12/1/2026 (g)	2,155	2,144
Pool # AN4917, 3.13%, 3/1/2027	13,590	13,179
Pool # BL3525, 2.60%, 9/1/2027	11,212	10,600
Pool # BL0497, 3.84%, 10/1/2027	4,708	4,705
Pool # AN1449, 2.97%, 4/1/2028	6,367	6,106
Pool # AN2005, 2.73%, 7/1/2028	10,222	9,635
Pool # 387807, 3.55%, 8/1/2028	11,451	11,291
Pool # AN3685, 2.69%, 12/1/2028	15,076	14,139
Pool # AN4004, 3.27%, 12/1/2028	8,615	8,363
Pool # BL1040, 3.81%, 12/1/2028	16,000	16,003
Pool # BL0907, 3.88%, 12/1/2028	290	291
Pool # AN4154, 3.17%, 1/1/2029	16,836	16,230
Pool # AN4349, 3.35%, 1/1/2029	8,606	8,457
Pool # AN4344, 3.37%, 1/1/2029	16,448	16,061
Pool # AN1872, 2.90%, 5/1/2029	3,601	3,410
Pool # AN5677, 3.25%, 6/1/2029	9,323	9,033
Pool # BL3509, 2.66%, 8/1/2029	22,452	20,937
Pool # BL3491, 2.84%, 8/1/2029	15,900	14,873
Pool # BS5424, 3.42%, 5/1/2030	13,378	13,044
Pool # 387883, 3.78%, 8/1/2030	16,369	16,336
Pool # AN9293, 3.71%, 9/1/2030	25,065	24,834
Pool # BS5171, 2.51%, 10/1/2030	25,195	22,844
Pool # AN1676, 2.99%, 5/1/2031	3,581	3,364
Pool # AN1953, 3.01%, 6/1/2031	1,822	1,716
Pool # AN2308, 2.87%, 8/1/2031	8,357	7,849
Pool # AN2625, 2.50%, 10/1/2031	11,727	10,609
Pool # BL3368, 2.84%, 11/1/2031	4,475	4,117
Pool # BL6367, 1.82%, 4/1/2032	36,000	30,591
Pool # BL6302, 2.07%, 5/1/2032	15,158	12,990
Pool # BS5452, 3.09%, 5/1/2032	23,719	22,301
Pool # AO7654, 3.50%, 5/1/2032	1,143	1,114
Pool # AO5230, 3.50%, 6/1/2032	817	801
Pool # AO7057, 3.50%, 6/1/2032	537	526
Pool # AO7746, 3.50%, 6/1/2032	111	109
Pool # AO8038, 3.50%, 7/1/2032	1,220	1,197
Pool # AP0645, 3.50%, 7/1/2032	1,705	1,672
Pool # AP0682, 3.50%, 7/1/2032	1,534	1,505
Pool # AP1314, 3.50%, 8/1/2032	1,634	1,603
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AQ1534, 3.50%, 10/1/2032	515	505
Pool # AQ1607, 3.50%, 11/1/2032	380	373
Pool # 650236, 5.00%, 12/1/2032	10	10
Pool # AR7961, 3.50%, 3/1/2033	453	444
Pool # BS1636, 2.25%, 4/1/2033	43,500	37,573
Pool # BL3453, 3.16%, 8/1/2033	14,690	13,658
Pool # BS4824, 2.50%, 2/1/2034	25,370	21,876
Pool # BS5184, 2.67%, 4/1/2034	20,000	17,423
Pool # BS6427, IO, 3.75%, 9/1/2034 (m)	13,098	13,139
Pool # 868763, 6.50%, 4/1/2036	6	6
Pool # 886320, 6.50%, 7/1/2036	14	14
Pool # BS2829, 2.14%, 8/1/2036	12,809	10,610
Pool # AO6757, 4.00%, 6/1/2042	1,874	1,863
Pool # MA1125, 4.00%, 7/1/2042	1,143	1,137
Pool # MA1213, 3.50%, 10/1/2042	5,103	4,956
Pool # MA1283, 3.50%, 12/1/2042	774	752
Pool # MA1328, 3.50%, 1/1/2043	2,679	2,601
Pool # MA1404, 3.50%, 4/1/2043	1,463	1,421
Pool # MA1462, 3.50%, 6/1/2043	761	741
Pool # MA1463, 3.50%, 6/1/2043	2,079	2,019
Pool # MA1510, 4.00%, 7/1/2043	1,644	1,635
Pool # MA1546, 3.50%, 8/1/2043	3,315	3,219
Pool # AU8840, 4.50%, 11/1/2043	1,078	1,092
Pool # AV2613, 4.50%, 11/1/2043	2,072	2,099
Pool # MA1711, 4.50%, 12/1/2043	1,540	1,561
Pool # AL6167, 3.50%, 1/1/2044	11,507	11,174
Pool # MA2346, 3.50%, 6/1/2045	381	370
Pool # MA2462, 4.00%, 11/1/2045	2,733	2,717
Pool # MA2482, 4.00%, 12/1/2045	3,465	3,445
Pool # MA2519, 4.00%, 1/1/2046	2,798	2,782
Pool # BC0784, 3.50%, 4/1/2046	438	423
Pool # MA2593, 4.00%, 4/1/2046	7,231	7,224
Pool # MA2631, 4.00%, 5/1/2046	6,881	6,841
Pool # MA2658, 3.50%, 6/1/2046	2,410	2,343
Pool # MA2690, 3.50%, 7/1/2046	4,695	4,565
Pool # BF0090, 3.50%, 5/1/2056	24,206	23,488
Pool # BF0131, 3.50%, 8/1/2056	31,449	30,268
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.50%, 9/25/2052 (m)	235,060	223,950
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	1	1
GNMA I, 30 Year
Pool # 380930, 7.00%, 4/15/2024	—	—
Pool # 430999, 7.50%, 7/15/2026	2	2
Pool # 780481, 7.00%, 12/15/2026	1	1
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 460982, 7.00%, 11/15/2027	1	1
Pool # 427295, 7.25%, 1/15/2028	9	9
Pool # 460759, 6.50%, 2/15/2028	20	20
Pool # 781118, 6.50%, 10/15/2029	19	20
Pool # 783867, 6.00%, 8/15/2036	1,971	2,163
Pool # AS4934, 4.50%, 5/15/2046	922	950
Pool # AT7538, 4.00%, 7/15/2046	3,799	3,847
Pool # AT7652, 4.00%, 8/15/2046	2,442	2,474
Pool # BM1819, 5.00%, 4/15/2049	3,033	3,207
GNMA II
Pool # CK2783, ARM, 4.54%, 2/20/2072 (g)	34,627	35,992
Pool # CL4592, ARM, 4.42%, 3/20/2072 (g)	19,864	20,478
Pool # CK2802, ARM, 4.51%, 3/20/2072 (g)	17,833	18,514
Pool # CK2795, ARM, 4.55%, 3/20/2072 (g)	41,824	43,500
Pool # CK2792, ARM, 4.58%, 3/20/2072 (g)	27,645	28,828
Pool # CM9946, ARM, 4.58%, 3/20/2072 (g)	11,861	12,344
Pool # CM9934, ARM, 4.60%, 3/20/2072 (g)	14,508	15,106
Pool # CL8122, ARM, 4.63%, 3/20/2072 (g)	30,482	31,793
Pool # CK2804, ARM, 4.51%, 4/20/2072 (g)	31,513	32,753
Pool # BL8377, ARM, 4.59%, 4/20/2072 (g)	19,352	20,193
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	11	11
Pool # 2379, 8.00%, 2/20/2027	1	1
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	5	5
Pool # 2457, 7.50%, 7/20/2027	13	14
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2581, 8.00%, 4/20/2028	—	—
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	2	2
Pool # 4901, 8.00%, 9/20/2031	190	202
Pool # 5020, 7.50%, 5/20/2032	96	101
Pool # 738210, 7.00%, 6/20/2032	206	215
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 738062, 6.00%, 11/20/2032	225	232
Pool # 738059, 6.00%, 10/20/2033	114	118
Pool # 738049, 6.00%, 3/20/2035	136	141
Pool # 737987, 6.00%, 4/20/2036	122	126
Pool # 737975, 6.00%, 9/20/2036	31	32
Pool # 5034, 7.00%, 8/20/2038	42	43
Pool # 4245, 6.00%, 9/20/2038	53	57
Pool # 4930, 7.00%, 10/20/2038	224	241
Pool # 4964, 7.00%, 12/20/2038	41	42
Pool # 4872, 7.00%, 1/20/2039	272	287
Pool # 5072, 6.50%, 10/20/2039	60	63
Pool # 5218, 6.50%, 10/20/2039	116	126
Pool # AS8103, 3.50%, 6/20/2046	1,508	1,463
Pool # AS8104, 3.75%, 6/20/2046	1,492	1,460
Pool # AS8105, 4.00%, 6/20/2046	1,088	1,093
Pool # AS8106, 3.50%, 7/20/2046	2,012	1,952
Pool # AS8107, 3.75%, 7/20/2046	2,667	2,615
Pool # AY0571, 4.50%, 11/20/2047	3,920	3,934
Pool # BB8791, 4.00%, 12/20/2047	4,297	4,265
Pool # BD6195, 4.00%, 1/20/2048	3,863	3,835
Pool # BE9507, 4.50%, 3/20/2048	2,456	2,489
Pool # BG2382, 4.50%, 3/20/2048	1,976	1,994
Pool # BA7568, 4.50%, 4/20/2048	5,060	5,102
Pool # BD0512, 5.00%, 4/20/2048	3,022	3,077
Pool # BD0532, 5.00%, 6/20/2048	4,135	4,217
Pool # BG3833, 4.50%, 7/20/2048	8,737	8,809
Pool # BD0549, 5.00%, 8/20/2048	4,138	4,221
Pool # BH9109, 4.50%, 10/20/2048	4,436	4,453
Pool # BJ7085, 5.00%, 12/20/2048	2,824	2,945
Pool # BK7188, 4.50%, 2/20/2049	3,355	3,397
Pool # BK7189, 5.00%, 2/20/2049	3,764	3,890
Pool # BN2622, 4.00%, 6/20/2049	8,460	8,530
Pool # BM9677, 4.50%, 6/20/2049	7,044	7,177
Pool # BM9683, 5.00%, 6/20/2049	5,849	6,064
Pool # BJ1310, 4.50%, 7/20/2049	5,759	5,933
Pool # BO2717, 4.50%, 7/20/2049	6,058	6,279
Pool # BO3146, 4.50%, 7/20/2049	3,587	3,691
Pool # BO3147, 4.50%, 7/20/2049	3,722	3,781
Pool # BO3157, 4.50%, 7/20/2049	2,977	3,045
Pool # BO3158, 4.50%, 7/20/2049	2,824	2,884
Pool # BO3159, 4.50%, 7/20/2049	701	703
Pool # BM9690, 5.00%, 7/20/2049	1,622	1,683
Pool # BM9701, 4.50%, 8/20/2049	11,942	11,956
Pool # MA7534, 2.50%, 8/20/2051	37,415	34,275
Pool # CL5064, 3.50%, 3/20/2052	15,879	15,328
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	127

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CL5137, 4.00%, 4/20/2052	10,221	10,133
Pool # MA8200, 4.00%, 8/20/2052	29,480	29,114
Total Mortgage-Backed Securities (Cost $2,215,869)		2,108,532
Commercial Mortgage-Backed Securities — 12.4%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (g)	24,120	22,975
Acrc 5.25%, 11/15/2026 ‡ (a)	40,000	38,750
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 3.78%, 12/18/2037 ‡ (a) (g)	1,570	1,514
Series 2021-FL4, Class C, 4.13%, 12/18/2037 ‡ (a) (g)	9,000	8,725
Ansions at Tech Par Frn 5.95%, 4/15/2025 ‡ (g)	12,000	12,000
Areit Frn 2.75%, 8/17/2026 ‡ (a) (g)	30,000	30,000
AREIT Trust
Series 2021-CRE5, Class C, 4.63%, 11/17/2038 ‡ (a) (g)	5,000	4,737
Series 2021-CRE5, Class D, 5.03%, 11/17/2038 ‡ (a) (g)	9,000	8,472
BAMLL Re-REMIC Trust
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,992
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	16,600	15,808
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,753
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	9,037
Series 2014-FRR5, Class AK37, 2.40%, 1/27/2047 (a) (g)	15,570	14,824
Series 2014-FRR8, Class A, 2.04%, 11/26/2047 (a) (g)	12,000	11,220
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	9,233
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	9,023
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,294
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 ‡ (a) (g)	14,967	13,487
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 1A1, 4.76%, 5/25/2052 (a) (g)	3,970	3,953
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-FRR1, Class 1A5, 6.46%, 5/25/2052 (a) (g)	2,193	2,183
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 ‡ (a) (g)	5,000	4,474
BX
Series 2021-MFM1, Class E, 4.64%, 1/15/2034 ‡ (a) (g)	3,250	3,074
Series 2021-MFM1, Class F, 5.39%, 1/15/2034 ‡ (a) (g)	2,000	1,887
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡ (a)	11,000	8,864
Series 2021-FRR1, Class CK45, 1.41%, 2/28/2025 ‡ (a) (g)	13,130	11,289
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 ‡ (a)	9,000	6,781
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 ‡ (a)	22,530	16,722
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡ (a)	7,000	5,196
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡ (a)	2,800	2,094
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡ (a)	7,000	4,121
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,620	5,362
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡ (a)	15,300	8,373
Series 2021-FRR1, Class BK58, 2.49%, 9/29/2029 ‡ (a) (g)	11,190	9,225
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 ‡ (a) (g)	2,777	2,721
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	42,083
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,094
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (g)	23,900	22,391
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (g)	8,750	7,970
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	7,853
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	6,696
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (a) (g)	9,247	—
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	11,977
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	15,200	12,791
FHLMC Multi-Family WI Certificates Series K142, Class AM, 2.40%, 3/25/2032	22,000	19,249
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 5.93%, 1/25/2051 (a) (g)	29,534	27,327
Series 2021-MN3, Class M1, 4.48%, 11/25/2051 (a) (g)	5,054	4,857
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ07, Class A2, 2.31%, 12/25/2022	6,002	5,981
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,289
Series K048, Class A2, 3.28%, 6/25/2025 (g)	13,500	13,286
Series KC02, Class A2, 3.37%, 7/25/2025	28,472	28,044
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	20,881
Series KJ17, Class A2, 2.98%, 11/25/2025	7,442	7,278
Series K052, Class A2, 3.15%, 11/25/2025	3,791	3,714
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	9,688
Series K058, Class AM, 2.72%, 8/25/2026 (g)	20,000	19,076
Series K061, Class AM, 3.44%, 11/25/2026 (g)	10,012	9,812
Series K063, Class AM, 3.51%, 1/25/2027 (g)	25,610	25,234
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,473
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,473
Series KJ26, Class A2, 2.61%, 7/25/2027	18,197	17,523
Series K070, Class A2, 3.30%, 11/25/2027 (g)	6,045	5,909
Series W5FX, Class AFX, 3.34%, 4/25/2028 (g)	9,910	9,639
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (g)	175,800	9,254
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	45,761
Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (g)	9	1
Series K152, Class A2, 3.08%, 1/25/2031	8,843	8,391
Series K128, Class X3, IO, 2.88%, 4/25/2031 (g)	12,850	2,311
Series K146, Class A2, 2.92%, 6/25/2032	13,500	12,522
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K146, Class AM, 2.92%, 7/25/2032	13,000	11,972
Series KX04, Class XFX, IO, 1.85%, 1/25/2034 (g)	184,315	13,878
Series K-1515, Class A2, 1.94%, 2/25/2035	36,000	28,601
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (g)	4,450	1,224
Series 2022-MN4, Class M2, 8.68%, 5/25/2052 (a) (g)	16,750	16,907
Series K145, Class A2, 2.58%, 6/25/2055	18,665	16,808
Series Q014, Class X, IO, 2.80%, 10/25/2055 (g)	22,896	4,548
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/25/2022	555	553
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	2,078	2,059
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (g)	5,469	5,383
Series 2015-M1, Class A2, 2.53%, 9/25/2024	9,641	9,354
Series 2015-M7, Class A2, 2.59%, 12/25/2024	8,493	8,269
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (g)	10,810	10,565
Series 2015-M5, Class A1, 2.95%, 3/25/2025 (g)	15,602	15,097
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (g)	1,299	1,261
Series 2016-M6, Class A2, 2.49%, 5/25/2026	8,084	7,726
Series 2016-M7, Class A2, 2.50%, 9/25/2026	6,320	6,083
Series 2019-STl B, Class ASQ2, 9.25%, 10/11/2026 ‡	18,500	18,500
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (g)	8,512	8,056
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (g)	13,081	12,427
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	7,416	7,202
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	9,625	9,325
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (g)	29,138	28,026
Series 2018-M7, Class A2, 3.14%, 3/25/2028 (g)	29,347	28,367
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	129

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (g)	10,206	9,869
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (g)	20,853	20,471
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	35,621	35,208
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (g)	52,652	52,065
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	6,479	5,815
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (g)	36,950	3,513
Series 2019-M7, Class A2, 3.14%, 4/25/2029	18,407	17,669
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (g)	24,857	23,912
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (g)	27,815	26,361
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (g)	7,078	6,779
Series 2020-M50, Class A1, 0.67%, 10/25/2030	9,887	9,003
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,276
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (g)	93,791	8,361
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.86%, 7/25/2024 (a) (g)	3,200	3,098
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (g)	18,173	18,294
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (g)	20,000	18,312
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (g)	13,282	12,666
Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (g)	17,034	15,226
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (g)	7,500	6,095
Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (g)	33,219	29,549
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,477	8,179
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	142,687	519
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,636	76
Series 2019-KBF3, Class C, 7.11%, 1/25/2029 (a) (g)	17,068	16,605
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,614	10,170
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (g)	3,605	3,261
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	13,000	8,182
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	150,331	572
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,952	81
Series 2019-KW10, Class B, 3.75%, 10/25/2032 (a) (g)	9,170	8,236
Series 2013-K25, Class C, 3.73%, 11/25/2045 (a) (g)	4,156	4,144
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (g)	4,750	4,711
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (g)	7,000	6,854
Series 2015-K721, Class B, 3.96%, 11/25/2047 (a) (g)	912	910
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (g)	8,542	8,363
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (g)	8,920	8,697
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (g)	3,545	3,427
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (g)	16,085	15,495
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (g)	2,750	2,652
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (g)	10,000	9,752
Series 2016-K56, Class B, 4.08%, 6/25/2049 (a) (g)	3,549	3,430
Series 2016-K722, Class B, 4.02%, 7/25/2049 (a) (g)	8,010	7,960
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (g)	9,423	8,972
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (g)	4,714	4,477
Series 2017-K61, Class C, 3.81%, 12/25/2049 (a) (g)	5,345	4,922
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (g)	11,895	11,379
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (g)	5,000	4,699
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (g)	10,000	9,583
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (g)	11,000	10,136
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.81%, 2/27/2048 ‡ (a) (g)	8,000	7,406
Series 2018-C1, Class AK43, 2.92%, 2/27/2048 (a) (g)	5,000	4,697
Series 2018-C1, Class A725, 2.59%, 2/27/2050 (a) (g)	3,000	2,858
Series 2018-C1, Class B725, 2.95%, 2/27/2050 ‡ (a) (g)	6,680	6,347
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	30,185
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	15,625
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.09%, 12/27/2046 (a) (g)	5,000	4,791
Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	4,045	3,505
Series 2015-FRR2, Class AK39, 2.76%, 8/27/2047 (a) (g)	10,600	10,052
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.21%, 8/12/2037 ‡ (a) (g)	2,477	—
Series 2006-CB15, Class X1, IO, 0.45%, 6/12/2043 ‡ (g)	1,532	—
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 4.44%, 12/15/2037 ‡ (a) (g)	3,938	3,663
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 4.99%, 4/15/2038 ‡ (a) (g)	24,400	23,190
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	36,812
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 5.69%, 10/25/2049 ‡ (a) (g)	12,766	12,198
Series 2020-01, Class M10, 6.19%, 3/25/2050 (a) (g)	32,500	30,892
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.67%, 12/18/2051 ‡ (a) (g)	9,150	7,215
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 4.04%, 4/14/2038 ‡ (a) (g)	8,415	7,903
Series 2021-7, Class D, 4.79%, 4/14/2038 ‡ (a) (g)	14,539	13,981
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.37%, 2/13/2053 (a) (g)	66,684	4,410
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	35,452
TPI Re-REMIC Trust
Series 2022-FRR1, Class BK33, PO, 7/25/2046 (a)	5,967	5,616
Series 2022-FRR1, Class BK34, PO, 7/25/2046 (a)	11,100	10,491
Series 2022-FRR1, Class CK33, PO, 7/25/2046 (a)	7,238	6,768
Series 2022-FRR1, Class CK34, PO, 7/25/2046 (a)	14,190	13,346
Series 2022-FRR1, Class BK35, PO, 8/25/2046 (a)	4,620	4,341
Series 2022-FRR1, Class CK35, PO, 8/25/2046 (a)	5,283	4,940
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	69	69
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 0.81%, 5/10/2063 ‡ (a) (g)	2,158	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	63	63
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	7,411
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.37%, 3/15/2045 ‡ (a) (g)	6,640	6,453
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,837	18,700
Total Commercial Mortgage-Backed Securities (Cost $2,038,919)		1,938,298
Collateralized Mortgage Obligations — 5.4%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (a) (e)	18,251	16,944
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	5	4
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	13	12
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	131

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	304	297
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	156	132
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	614	503
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	331	225
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	118	71
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (g)	2	2
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (e)	12,857	12,170
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,247	1,196
Series 2005-7, Class 30, PO, 11/25/2035 ‡	29	27
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 3.68%, 7/25/2034 (g)	70	66
Bayview Opportunity Master Fund IVB LP, 4.41%, 1/10/2031 ‡ (g)	1,663	1,664
Bayview Opportunity Master Fund Trust Series 2014-1SBC, Zero Coupon, 1/10/2031 ‡	3,400	3,586
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.15%, 10/25/2033 (g)	15	14
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.34%, 3/25/2031 (g)	—	—
Cascade MH Asset Trust
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 ‡ (a)	2,500	2,067
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 ‡ (a)	2,550	2,136
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (e)	16,263	13,232
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 3.13%, 6/25/2035 (g)	323	321
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4	1
Series 2004-3, Class A25, 5.75%, 4/25/2034	81	77
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	95	92
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (g)	176	157
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 2.12%, 8/25/2034 (g)	34	33
Series 2004-HYB4, Class AA, 2.77%, 12/25/2034 (g)	27	27
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	1
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	20	20
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	201	104
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	202	69
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (g)	10,968	10,454
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	27,327	26,372
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	246	276
5.77%, 1/10/2033 (a)	314	321
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035 ‡	7	6
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	22	22
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	26	26
Series 23, Class KZ, 6.50%, 11/25/2023	3	3
Series 31, Class Z, 8.00%, 4/25/2024	2	2
FHLMC, REMIC
Series 1456, Class Z, 7.50%, 1/15/2023	—	—
Series 1543, Class VN, 7.00%, 7/15/2023	9	9
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (g)	4	—
Series 2033, Class K, 6.05%, 8/15/2023	13	13
Series 1577, Class PV, 6.50%, 9/15/2023	11	11
Series 1608, Class L, 6.50%, 9/15/2023	25	25
Series 3890, Class ET, 5.50%, 11/15/2023	7	7
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1630, Class PK, 6.00%, 11/15/2023	10	10
Series 1611, Class Z, 6.50%, 11/15/2023	23	23
Series 1628, Class LZ, 6.50%, 12/15/2023	19	19
Series 2756, Class NA, 5.00%, 2/15/2024	16	16
Series 1671, Class I, 7.00%, 2/15/2024	7	7
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	4	5
Series 1695, Class G, HB, IF, 29.78%, 3/15/2024 (g)	2	2
Series 1710, Class GB, HB, IF, 43.61%, 4/15/2024 (g)	1	1
Series 2989, Class TG, 5.00%, 6/15/2025	50	51
Series 3005, Class ED, 5.00%, 7/15/2025	82	83
Series 4030, Class IL, IO, 3.50%, 4/15/2027	434	21
Series 4060, Class TB, 2.50%, 6/15/2027	4,000	3,783
Series 2022, Class PE, 6.50%, 1/15/2028	7	7
Series 2036, Class PG, 6.50%, 1/15/2028	50	52
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	10	1
Series 2091, Class PG, 6.00%, 11/15/2028	146	152
Series 2116, Class ZA, 6.00%, 1/15/2029	35	36
Series 2148, Class ZA, 6.00%, 4/15/2029	10	10
Series 2995, Class FT, 2.64%, 5/15/2029 (g)	51	51
Series 2530, Class SK, IF, IO, 5.71%, 6/15/2029 (g)	159	11
Series 2201, Class C, 8.00%, 11/15/2029	26	28
Series 3648, Class CY, 4.50%, 3/15/2030	266	271
Series 3737, Class DG, 5.00%, 10/15/2030	71	71
Series 2293, Class ZA, 6.00%, 3/15/2031	51	53
Series 2310, Class Z, 6.00%, 4/15/2031	8	8
Series 2313, Class LA, 6.50%, 5/15/2031	3	3
Series 2325, Class JO, PO, 6/15/2031	33	29
Series 2330, Class PE, 6.50%, 6/15/2031	83	88
Series 2410, Class QB, 6.25%, 2/15/2032	207	217
Series 2534, Class SI, IF, 14.84%, 2/15/2032 (g)	23	25
Series 2427, Class GE, 6.00%, 3/15/2032	374	397
Series 2430, Class WF, 6.50%, 3/15/2032	275	296
Series 2594, Class IV, IO, 7.00%, 3/15/2032	47	5
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2643, Class SA, HB, IF, 29.96%, 3/15/2032 (g)	7	8
Series 2466, Class DH, 6.50%, 6/15/2032	34	36
Series 4146, Class KI, IO, 3.00%, 12/15/2032	2,953	306
Series 2543, Class YX, 6.00%, 12/15/2032	154	162
Series 2557, Class HL, 5.30%, 1/15/2033	94	98
Series 2586, IO, 6.50%, 3/15/2033	165	15
Series 2610, Class UI, IO, 6.50%, 5/15/2033	135	27
Series 2764, Class S, IF, 7.77%, 7/15/2033 (g)	19	20
Series 2656, Class AC, 6.00%, 8/15/2033	64	68
Series 2733, Class SB, IF, 5.86%, 10/15/2033 (g)	183	179
Series 3005, Class PV, IF, 8.97%, 10/15/2033 (g)	2	2
Series 2699, Class W, 5.50%, 11/15/2033	136	144
Series 2990, Class SL, IF, 15.73%, 6/15/2034 (g)	4	4
Series 3611, PO, 7/15/2034	37	32
Series 2845, Class QH, 5.00%, 8/15/2034	99	102
Series 2912, Class EH, 5.50%, 1/15/2035	539	566
Series 3059, Class B, 5.00%, 2/15/2035	2	2
Series 2980, Class QB, 6.50%, 5/15/2035	19	20
Series 3031, Class BN, IF, 12.37%, 8/15/2035 (g)	225	265
Series 3117, Class EO, PO, 2/15/2036	71	61
Series 3134, PO, 3/15/2036	21	19
Series 3152, Class MO, PO, 3/15/2036	144	124
Series 3184, Class YO, PO, 3/15/2036	286	234
Series 3138, PO, 4/15/2036	23	20
Series 3187, Class Z, 5.00%, 7/15/2036	641	662
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (g)	13	14
Series 3201, Class IN, IF, IO, 4.25%, 8/15/2036 (g)	128	10
Series 3202, Class HI, IF, IO, 4.26%, 8/15/2036 (g)	513	59
Series 3855, Class AM, 6.50%, 11/15/2036	114	121
Series 3274, Class B, 6.00%, 2/15/2037	71	73
Series 3292, Class DO, PO, 3/15/2037	33	29
Series 3305, Class IW, IF, IO, 4.06%, 4/15/2037 (g)	179	8
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	133

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3306, Class TC, IF, 4.60%, 4/15/2037 (g)	12	12
Series 3306, Class TB, IF, 5.14%, 4/15/2037 (g)	14	14
Series 3331, PO, 6/15/2037	29	24
Series 3605, Class NC, 5.50%, 6/15/2037	355	368
Series 3383, Class OP, PO, 11/15/2037	55	48
Series 3409, Class DB, 6.00%, 1/15/2038	307	325
Series 3546, Class A, 2.30%, 2/15/2039 (g)	45	46
Series 3531, Class SM, IF, IO, 3.71%, 5/15/2039 (g)	16	2
Series 3572, Class JS, IF, IO, 4.41%, 9/15/2039 (g)	61	4
Series 3592, Class BZ, 5.00%, 10/15/2039	1,523	1,573
Series 3609, Class SA, IF, IO, 3.95%, 12/15/2039 (g)	361	25
Series 3610, Class CA, 4.50%, 12/15/2039	132	133
Series 3653, Class HJ, 5.00%, 4/15/2040	71	74
Series 3677, Class PB, 4.50%, 5/15/2040	930	934
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	107	104
Series 4796, Class CZ, 4.00%, 5/15/2048	13,789	13,578
Series 4830, Class WZ, 4.00%, 9/15/2048	13,671	13,464
FHLMC, STRIPS
Series 186, PO, 8/1/2027	66	62
Series 262, Class 35, 3.50%, 7/15/2042	2,016	1,945
Series 279, Class 35, 3.50%, 9/15/2042	516	496
Series 323, Class 300, 3.00%, 1/15/2044	2,015	1,887
Series 334, Class 300, 3.00%, 8/15/2044	1,886	1,765
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.84%, 10/25/2037 (g)	213	188
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 3.73%, 9/25/2034 (g)	64	60
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.37%, 12/25/2034 (g)	61	59
FMC GMSR Issuer Trust
3.69%, 2/25/2024	52,515	51,202
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,750	12,477
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	23,000	22,536
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	8	9
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	97	99
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	112	116
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	217	223
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	33	36
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	75	79
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	141	147
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (g)	8,473	78
Series 2002-T4, IO, 0.40%, 12/25/2041 (g)	19,262	135
Series 2002-T4, Class A2, 7.00%, 12/25/2041	220	235
Series 2002-T4, Class A4, 9.50%, 12/25/2041	384	426
Series 2002-T19, Class A1, 6.50%, 7/25/2042	326	344
Series 2002-T16, Class A2, 7.00%, 7/25/2042	381	413
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	121	130
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	139	148
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	155	161
Series 2004-T3, Class 14, IO, 0.60%, 2/25/2044 (g)	2,966	43
FNMA, REMIC
Series G92-62, Class B, PO, 10/25/2022	—	—
Series 1995-4, Class Z, 7.50%, 10/25/2022	—	—
Series 1992-200, Class SK, IF, 15.26%, 11/25/2022 (g)	1	1
Series 2003-17, Class EQ, 5.50%, 3/25/2023	8	8
Series 1993-23, Class PZ, 7.50%, 3/25/2023	—	—
Series 1993-56, Class PZ, 7.00%, 5/25/2023	3	3
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1993-60, Class Z, 7.00%, 5/25/2023	2	2
Series 1993-79, Class PL, 7.00%, 6/25/2023	3	3
Series 1993-141, Class Z, 7.00%, 8/25/2023	6	6
Series 1993-149, Class M, 7.00%, 8/25/2023	4	4
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-160, Class ZA, 6.50%, 9/25/2023	5	5
Series 1993-165, Class SA, IF, 13.54%, 9/25/2023 (g)	1	1
Series 1995-19, Class Z, 6.50%, 11/25/2023	30	30
Series 1993-255, Class E, 7.10%, 12/25/2023	1	1
Series 1993-247, Class SM, IF, 14.91%, 12/25/2023 (g)	1	1
Series 1994-29, Class Z, 6.50%, 2/25/2024	20	20
Series 1994-65, Class PK, PO, 4/25/2024	3	3
Series 1997-20, Class D, 7.00%, 3/17/2027	34	35
Series 1997-11, Class E, 7.00%, 3/18/2027	8	8
Series 1997-27, Class J, 7.50%, 4/18/2027	4	4
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	749	34
Series 1997-42, Class EG, 8.00%, 7/18/2027	42	44
Series 1997-63, Class ZA, 6.50%, 9/18/2027	28	28
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	2,991	143
Series 1999-47, Class JZ, 8.00%, 9/18/2029	115	123
Series 2000-8, Class Z, 7.50%, 2/20/2030	62	66
Series 2001-36, Class ST, IF, IO, 6.06%, 11/25/2030 (g)	73	6
Series 2001-14, Class Z, 6.00%, 5/25/2031	46	47
Series 2001-16, Class Z, 6.00%, 5/25/2031	56	57
Series 2001-72, Class SB, IF, IO, 5.06%, 12/25/2031 (g)	176	10
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-81, Class HE, 6.50%, 1/25/2032	317	336
Series 2002-19, Class SC, IF, 10.01%, 3/17/2032 (g)	19	19
Series 2002-56, Class PE, 6.00%, 9/25/2032	386	408
Series 2002-86, Class PG, 6.00%, 12/25/2032	264	274
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	2,957	323
Series 2003-25, Class KP, 5.00%, 4/25/2033	834	852
Series 2003-22, Class Z, 6.00%, 4/25/2033	197	208
Series 2003-47, Class PE, 5.75%, 6/25/2033	250	260
Series 2003-64, Class SX, IF, 7.82%, 7/25/2033 (g)	14	14
Series 2003-91, Class SD, IF, 8.43%, 9/25/2033 (g)	4	4
Series 2003-130, Class HZ, 6.00%, 1/25/2034	6,576	6,887
Series 2004-72, Class F, 2.94%, 9/25/2034 (g)	57	57
Series 2005-19, Class PB, 5.50%, 3/25/2035	1,706	1,764
Series 2005-42, Class PS, IF, 10.89%, 5/25/2035 (g)	4	4
Series 2005-51, Class MO, PO, 6/25/2035	16	11
Series 2005-53, Class CS, IF, IO, 4.26%, 6/25/2035 (g)	291	12
Series 2005-65, Class KO, PO, 8/25/2035	46	40
Series 2005-72, Class WS, IF, IO, 4.31%, 8/25/2035 (g)	114	8
Series 2005-84, Class XM, 5.75%, 10/25/2035	61	63
Series 2005-90, Class ES, IF, 10.77%, 10/25/2035 (g)	28	30
Series 2005-106, Class US, IF, 15.61%, 11/25/2035 (g)	26	28
Series 2006-9, Class KZ, 6.00%, 3/25/2036	156	165
Series 2006-22, Class AO, PO, 4/25/2036	84	71
Series 2006-27, Class OB, PO, 4/25/2036	639	524
Series 2006-27, Class OH, PO, 4/25/2036	26	23
Series 2006-20, Class IB, IF, IO, 4.15%, 4/25/2036 (g)	146	16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	135

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-19, Class ZY, 6.50%, 7/25/2036	143	155
Series 2006-77, Class PC, 6.50%, 8/25/2036	122	129
Series 2006-110, PO, 11/25/2036	75	64
Series 2006-128, PO, 1/25/2037	77	64
Series 2007-10, Class Z, 6.00%, 2/25/2037	28	30
Series 2007-22, Class SC, IF, IO, 3.64%, 3/25/2037 (g)	33	—
Series 2007-54, Class IB, IF, IO, 3.97%, 6/25/2037 (g)	2,613	259
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	3	—
Series 2007-109, Class YI, IF, IO, 4.01%, 12/25/2037 (g)	1,433	137
Series 2008-91, Class SI, IF, IO, 3.56%, 3/25/2038 (g)	346	22
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (g)	498	82
Series 2008-62, Class SM, IF, IO, 3.76%, 7/25/2038 (g)	439	26
Series 2009-29, Class LA, 1.26%, 5/25/2039 (g)	230	210
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	161	29
Series 2009-112, Class ST, IF, IO, 3.81%, 1/25/2040 (g)	274	29
Series 2009-112, Class SW, IF, IO, 3.81%, 1/25/2040 (g)	180	16
Series 2010-10, Class NT, 5.00%, 2/25/2040	634	656
Series 2010-49, Class SC, IF, 7.77%, 3/25/2040 (g)	97	100
Series 2010-35, Class SB, IF, IO, 3.98%, 4/25/2040 (g)	291	28
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,085	950
Series 2011-126, Class KB, 4.00%, 12/25/2041	10,575	10,498
Series 2016-33, Class JA, 3.00%, 7/25/2045	10,069	9,721
Series 2016-38, Class NA, 3.00%, 1/25/2046	7,669	7,357
Series 2007-71, Class GZ, 6.00%, 7/25/2047	113	111
Series 2019-20, Class H, 3.50%, 5/25/2049	7,209	7,016
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.89%, 6/25/2029 (g)	3,277	65
Series 2001-W3, Class A, 7.00%, 9/25/2041 (g)	138	138
Series 2002-W10, IO, 0.92%, 8/25/2042 (g)	1,771	38
Series 2003-W4, Class 2A, 5.06%, 10/25/2042 (g)	65	67
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (g)	8,678	78
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	140	139
FNMA, STRIPS
Series 203, Class 2, IO, 8.00%, 2/25/2023	18	—
Series 266, Class 2, IO, 7.50%, 8/25/2024	9	—
Series 313, Class 1, PO, 6/25/2031	315	276
Series 380, Class S36, IF, IO, 5.46%, 7/25/2037 (g)	87	12
Series 383, Class 68, IO, 6.50%, 9/25/2037	52	10
Series 383, Class 86, IO, 7.00%, 9/25/2037 (g)	32	6
Series 383, Class 69, IO, 6.50%, 10/25/2037 (g)	72	14
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13
Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (g)	38	36
GNMA
Series 2014-60, Class W, 4.16%, 2/20/2029 (g)	516	518
Series 2002-13, Class QA, IF, IO, 5.66%, 2/16/2032 (g)	160	—
Series 2002-84, Class PH, 6.00%, 11/16/2032	296	295
Series 2003-18, Class PG, 5.50%, 3/20/2033	324	325
Series 2003-52, Class SB, IF, 7.37%, 6/16/2033 (g)	38	38
Series 2003-101, Class SK, IF, IO, 4.17%, 10/17/2033 (g)	583	1
Series 2004-2, Class SA, IF, 11.83%, 1/16/2034 (g)	148	143
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,291	1,318
Series 2004-86, Class SP, IF, IO, 3.73%, 9/20/2034 (g)	199	6
Series 2004-90, Class SI, IF, IO, 3.73%, 10/20/2034 (g)	238	17
Series 2010-31, Class SK, IF, IO, 3.73%, 11/20/2034 (g)	156	6
Series 2004-105, Class SN, IF, IO, 3.73%, 12/20/2034 (g)	533	17
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	35	5
Series 2006-26, Class S, IF, IO, 4.13%, 6/20/2036 (g)	380	24
Series 2006-33, Class PK, 6.00%, 7/20/2036	128	134
Series 2009-81, Class A, 5.75%, 9/20/2036	72	75
Series 2007-7, Class EI, IF, IO, 3.83%, 2/20/2037 (g)	584	29
Series 2007-9, Class CI, IF, IO, 3.83%, 3/20/2037 (g)	357	24
Series 2007-17, Class JO, PO, 4/16/2037	40	34
Series 2007-16, Class KU, IF, IO, 4.28%, 4/20/2037 (g)	396	29
Series 2007-22, Class PK, 5.50%, 4/20/2037	607	630
Series 2007-26, Class SC, IF, IO, 3.83%, 5/20/2037 (g)	114	4
Series 2007-24, Class SA, IF, IO, 4.14%, 5/20/2037 (g)	569	43
Series 2009-16, Class SJ, IF, IO, 4.43%, 5/20/2037 (g)	567	36
Series 2008-34, Class OC, PO, 6/20/2037	116	104
Series 2009-106, Class XL, IF, IO, 4.38%, 6/20/2037 (g)	196	15
Series 2009-79, Class OK, PO, 11/16/2037	85	75
Series 2007-67, Class SI, IF, IO, 4.14%, 11/20/2037 (g)	110	7
Series 2008-40, Class SA, IF, IO, 4.01%, 5/16/2038 (g)	441	34
Series 2008-40, Class PS, IF, IO, 4.11%, 5/16/2038 (g)	185	11
Series 2008-50, Class SA, IF, IO, 3.86%, 6/20/2038 (g)	802	51
Series 2008-49, Class PH, 5.25%, 6/20/2038	607	625
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-55, Class PL, 5.50%, 6/20/2038	555	571
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	218	22
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	290	17
Series 2009-72, Class SM, IF, IO, 3.86%, 8/16/2039 (g)	208	17
Series 2010-157, Class OP, PO, 12/20/2040	170	144
Series 2015-157, Class GA, 3.00%, 1/20/2045	383	372
Series 2012-H11, Class FA, 2.50%, 2/20/2062 (g)	2,833	2,825
Series 2012-H18, Class FA, 2.35%, 8/20/2062 (g)	673	671
Series 2013-H04, Class BA, 1.65%, 2/20/2063	19	18
Series 2013-H20, Class FB, 2.80%, 8/20/2063 (g)	1,927	1,928
Series 2013-H23, Class FA, 3.10%, 9/20/2063 (g)	3,344	3,355
Series 2015-H02, Class HA, 2.50%, 1/20/2065	1,984	1,932
Series 2015-H04, Class FL, 2.27%, 2/20/2065 (g)	4,910	4,870
Series 2015-H23, Class FB, 2.32%, 9/20/2065 (g)	4,645	4,610
Series 2015-H32, Class FH, 2.46%, 12/20/2065 (g)	539	536
Series 2016-H16, Class FD, 3.16%, 6/20/2066 (g)	6,660	6,567
Series 2016-H17, Class FC, 2.63%, 8/20/2066 (g)	4,261	4,256
Series 2016-H23, Class F, 2.55%, 10/20/2066 (g)	11,107	11,081
Series 2017-H08, Class XI, IO, 1.89%, 3/20/2067 (g)	14,234	931
Series 2017-H11, Class XI, IO, 1.44%, 5/20/2067 (g)	37,259	2,265
Series 2017-H14, Class XI, IO, 1.23%, 6/20/2067 (g)	13,980	747
Series 2017-H14, Class AI, IO, 1.56%, 6/20/2067 (g)	19,514	1,453
Series 2017-H23, Class FA, 2.28%, 10/20/2067 (g)	20,475	20,290
Series 2019-H09, Class FA, 2.30%, 5/20/2069 (g)	14,172	14,049
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	137

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-H10, Class AF, 3.56%, 6/20/2071 (g)	26,569	27,108
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	7,451	6,780
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	38	37
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	50	47
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	61	59
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	29	29
Series 2005-5F, Class 8A1, 2.94%, 6/25/2035 (g)	11	10
Series 2005-5F, Class 8A3, 2.94%, 6/25/2035 (g)	6	6
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (e)	1,669	1,657
Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (g)	15,000	14,527
Home RE Ltd. (Bermuda)
Series 2021-2, Class M1B, 3.78%, 1/25/2034 ‡ (a) (g)	9,565	9,409
Series 2022-1, Class M1C, 7.68%, 10/25/2034 ‡ (a) (g)	19,250	19,479
Impac CMB Trust
Series 2004-10, Class 3A1, 3.14%, 3/25/2035 (g)	267	254
Series 2004-10, Class 3A2, 3.24%, 3/25/2035 (g)	167	155
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	4
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	28	26
Series 2006-A2, Class 5A3, 2.68%, 11/25/2033 (g)	51	49
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (g)	81	82
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	20
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	256	237
Series 2007-A1, Class 5A2, 2.49%, 7/25/2035 (g)	22	22
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.86%, 4/21/2034 (g)	21	20
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6	5
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	220	207
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	278	269
Series 2004-7, Class 30, PO, 8/25/2034 ‡	20	16
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	16	16
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	37	32
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	11	9
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 3.44%, 7/25/2029 (g)	48	47
Series 2004-D, Class A3, 3.58%, 9/25/2029 (g)	56	55
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 (a) (g)	12,000	11,161
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (g)	142	138
Series 2004-7AR, Class 2A6, 3.64%, 9/25/2034 (g)	50	51
MRA Issuance Trust Series 2021-EBO2, Class A, 4.26%, 4/1/2022 (a) (g)	43,994	42,921
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (g)	82	73
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2023	23,393	23,393
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	40	38
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (e)	16,936	16,257
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 5.34%, 2/27/2024 (a) (g)	17,587	17,188
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	53	52
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	16,257	15,437
Radnor RE Ltd. (Bermuda) Series 2021-1, Class M1B, 3.88%, 12/27/2033 ‡ (a) (g)	3,500	3,444
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	885	743
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (e)	24,876	23,558
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	90	55
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (e)	29,436	28,356
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	14	14
SART Series 2017-1, 4.75%, 7/15/2024	5,297	5,209
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	9,913	9,508
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	13,269	13,089
Series 2019-4, Class MB, 3.00%, 2/25/2059 ‡	42,942	36,631
Series 2021-1, Class BXS, 11.45%, 9/25/2060 ‡ (a) (g)	10,550	8,632
Series 2021-2, Class BXS, 8.35%, 11/25/2060 ‡ (a) (g)	4,998	4,148
Series 2022-1, Class MTU, 3.25%, 11/25/2061	32,258	30,320
Sequoia Mortgage Trust Series 2004-8, Class A2, 4.25%, 9/20/2034 (g)	212	206
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,580
Series 2015-1, Class B, PO, 4/26/2048 (a)	19,000	16,200
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 2.77%, 10/25/2034 (g)	45	44
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 3.64%, 9/25/2033 (g)	361	357
Series 2003-37A, Class 2A, 2.58%, 12/25/2033 (g)	66	64
Series 2003-37A, Class 1A, 3.56%, 12/25/2033 (g)	482	476
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (e)	5,917	5,679
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (g)	39,174	35,005
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	28,451
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	115	119
Series 1998-1, Class 2E, 7.00%, 3/15/2028	370	380
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	57	58
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (g)	24,155	23,389
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.15%, 8/25/2033 (g)	77	75
Series 2003-AR9, Class 1A6, 3.19%, 9/25/2033 (g)	54	52
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (g)	20	19
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (g)	182	173
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	148	145
Series 2004-AR11, Class A, 3.45%, 10/25/2034 (g)	160	150
Series 2005-AR2, Class 2A21, 3.10%, 1/25/2045 (g)	20	20
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	298	277
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	95	93
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	139

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 3.61%, 7/25/2034 (g)	53	54
Series 2004-U, Class A1, 3.02%, 10/25/2034 (g)	93	91
Total Collateralized Mortgage Obligations (Cost $900,638)		853,484
Foreign Government Securities — 0.7%
Dominican Republic Government Bond
5.95%, 1/25/2027 (i)	2,500	2,440
4.88%, 9/23/2032 (a)	1,310	1,055
6.00%, 2/22/2033 (a)	4,043	3,522
6.00%, 2/22/2033 (i)	5,400	4,704
5.88%, 1/30/2060 (a)	3,545	2,504
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	6,550	4,994
6.13%, 9/28/2028 (a)	2,880	2,071
7.14%, 2/23/2030 (i)	2,700	1,984
8.75%, 1/21/2031 (i)	3,800	2,964
7.38%, 9/28/2033 (a)	2,327	1,553
Federative Republic of Brazil 4.75%, 1/14/2050	4,100	2,975
Hungary Government Bond 3.13%, 9/21/2051 (a)	2,533	1,570
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	5,784	3,587
Kingdom of Bahrain
7.00%, 10/12/2028 (i)	2,500	2,499
5.45%, 9/16/2032 (a)	1,677	1,430
Province of Alberta 3.30%, 3/15/2028	24,500	23,904
Province of Quebec 6.35%, 1/30/2026	300	322
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,330
Republic of Colombia 10.38%, 1/28/2033	370	436
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (e) (i)	1,254	1,115
6.13%, 6/15/2033 (i)	866	728
6.88%, 10/17/2040 (i)	EUR3,400	2,452
Republic of Ecuador 2.50%, 7/31/2035 (e) (i)	3,600	1,379
Republic of El Salvador 7.12%, 1/20/2050 (i)	2,965	986
Republic of Ghana
Zero Coupon, 4/7/2025 (a)	5,100	2,427
7.63%, 5/16/2029 (i)	2,430	917
8.63%, 6/16/2049 (i)	2,600	906
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Kenya
8.00%, 5/22/2032 (i)	5,300	3,922
6.30%, 1/23/2034 (a)	4,299	2,923
8.25%, 2/28/2048 (i)	1,500	1,016
Republic of Paraguay
5.00%, 4/15/2026 (i)	1,080	1,078
3.85%, 6/28/2033 (a)	503	430
5.60%, 3/13/2048 (i)	2,489	2,116
5.40%, 3/30/2050 (i)	7,500	6,262
Republic of Senegal 6.75%, 3/13/2048 (i)	3,800	2,642
Republic of South Africa 4.30%, 10/12/2028	2,442	2,160
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (i)	2,850	2,797
6.25%, 1/25/2031 (a)	1,193	1,202
United Arab Emirates Government Bond
4.05%, 7/7/2032 (a)	2,470	2,502
4.95%, 7/7/2052 (a)	1,708	1,793
United Mexican States
3.75%, 1/11/2028	376	362
5.00%, 4/27/2051	2,420	2,053
Total Foreign Government Securities (Cost $144,398)		112,012
Loan Assignments — 0.4% (n)
Auto Components — 0.0% ^
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 4/10/2028 (b)	4,603	4,503
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028 (b)	4,950	4,620
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 6/1/2024 (b)	1,140	1,133
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 4/3/2024 (b)	6,467	6,320
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 8/4/2027 (b)	3,434	3,348
		9,668
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C (ICE LIBOR USD 1 Month), 4.25%, 5/15/2025 ‡ (b)	2,474	2,483
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.11%, 3/2/2027 (b)	3,169	3,049
Food & Staples Retailing — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan, 7.00%, 12/31/2038	38	33
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡ (b)	294	250
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024 (b)	1,680	1,030
		1,313
Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 10/10/2025 (b)	5,579	5,432
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 9/13/2024 (b)	3,228	3,145
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (b) (f)	147	16
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.96%, 10/8/2027 (b)	4,387	4,290
Personal Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/1/2026 (b)	6,196	5,960
Road & Rail — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (b)	3,071	2,948
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (b)	1,139	1,093
		4,041
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 12/1/2027 (b)	6,151	6,037
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 10/19/2027 (b)	3,144	3,032
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (b) (o)	1,502	1,418
		4,450
Total Loan Assignments (Cost $61,743)		60,140
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS
3.78%, 4/15/2030 (l)	20,500	15,568
DN, 3.72%, 4/15/2030 (l)	43,000	32,656
Total U.S. Government Agency Securities (Cost $49,393)		48,224
Municipal Bonds — 0.1% (p)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	257
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	960	1,098
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,269
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,529
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	722
Total California		5,875
Colorado — 0.0% ^
Colorado Health Facilities Authority, Covenant Living Communities and Services
Rev., 2.80%, 12/1/2026	1,400	1,342
Rev., 3.36%, 12/1/2030	2,350	2,167
Total Colorado		3,509
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	141

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	330
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,440
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	591
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,264
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,618
Series 165, Rev., 5.65%, 11/1/2040	155	173
Series 174, Rev., 4.46%, 10/1/2062	740	715
Total New York		4,361
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,334
Ohio State University (The), General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,458
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,951
Total Ohio		4,743
Total Municipal Bonds (Cost $22,859)		21,258
	SHARES (000)
Common Stocks — 0.1%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	39	—
Diversified Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ * (q)	1,551	4
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	34	—
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	61	40
INVESTMENTS	SHARES (000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	3	84
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding Co. ‡ *	935	1,157
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	804
iHeartMedia, Inc., Class A *	127	1,119
		1,923
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	5	562
EP Energy Corp. *	75	637
Gulfport Energy Corp. *	59	5,737
		6,936
Professional Services — 0.0% ^
NMG, Inc. *	11	1,918
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	2	504
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	1,922
Total Common Stocks (Cost $13,142)		14,488
	NO. OF WARRANTS (000)
Warrants — 0.1%
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	6	78
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	33	1,690
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.
expiring 2/9/2026, price 25.00 USD*	17	1,501
expiring 2/9/2026, price 29.00 USD*	19	1,592
expiring 2/9/2026, price 33.00 USD*	11	851
		3,944
Total Warrants (Cost $—)		5,712
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $428)	1	3,549
Preferred Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	46	—
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,070	2,267
Total Preferred Stocks (Cost $2,145)		2,267
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 9/19/2022 ‡ * (c) (d) (h)(Cost $141)	—	1,034
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	14	—
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	104	130
Total Rights (Cost $—)		130
	SHARES (000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (r) (s) (Cost $804,237)	804,164	804,486
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.22% (r) (s)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (r) (s)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short-Term Investments (Cost $804,785)		805,034
Total Investments — 101.1% (Cost $17,409,049)		15,883,840
Liabilities in Excess of Other Assets — (1.1)%		(171,448)
NET ASSETS — 100.0%		15,712,392

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2022.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	143

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	The rate shown is the effective yield as of August 31, 2022.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(q)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 is $1.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	August 31, 2022

Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,256	12/20/2022	USD	379,731	(3,053)
U.S. Treasury 10 Year Ultra Note	2,216	12/20/2022	USD	276,688	(2,889)
U.S. Treasury Ultra Bond	2	12/20/2022	USD	298	(1)
U.S. Treasury 2 Year Note	3,730	12/30/2022	USD	776,773	(1,533)
U.S. Treasury 5 Year Note	3,076	12/30/2022	USD	340,427	(1,640)
					(9,116)
Short Contracts
U.S. Treasury 10 Year Note	(438)	12/20/2022	USD	(51,082)	395
U.S. Treasury Long Bond	(1,106)	12/20/2022	USD	(149,829)	1,234
U.S. Treasury Ultra Bond	(511)	12/20/2022	USD	(76,075)	270
U.S. Treasury 5 Year Note	(274)	12/30/2022	USD	(30,324)	145
					2,044
					(7,072)

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/07/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.21	USD 75,000	581	(354)	227

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	145

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 240,000	(5,148)	5,684	536

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	581	227
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 85.9% (a)
Aerospace & Defense — 1.4%
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 4.77%, 12/9/2025 (b)	2,283	2,221
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 12/24/2028 (b)	2,685	2,589
Vertex Aerospace Services Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 12/6/2028 (b)	2,122	2,091
		6,901
Airlines — 0.3%
WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.00%), 5.03%, 12/11/2026 (b)	1,396	1,274
Auto Components — 2.5%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 4/10/2028 (b)	2,608	2,551
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/04/2028 (b)	2,050	1,958
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 10/1/2025 (b)	3,396	3,350
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 1/31/2028 (b) (c)	1,835	1,666
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.87%, 5/11/2028 (b)	2,915	2,431
		11,956
Automobiles — 0.4%
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.61%, 11/17/2028 (b)	1,846	1,731
Beverages — 0.9%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028 (b)	3,075	2,870
Tropicana, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.41%, 1/24/2029 (b)	1,505	1,440
		4,310
Building Products — 1.3%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 4.66%, 7/31/2026 (b)	1,198	1,198
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 5.49%, 1/24/2029 (b)	2,721	2,641
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 6/11/2028 (b)	2,417	2,335
		6,174
Capital Markets — 0.5%
Duff & Phelps Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 4/9/2027 (b)	2,595	2,525
Chemicals — 3.4%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 3/31/2027 (b)	2,845	2,785
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.81%, 12/31/2027 (b)	2,714	2,661
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.57%, 8/28/2026 (b)	2,237	2,196
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 5.09%, 11/8/2028 (b) (c)	2,095	2,052
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 1/29/2026 (b)	1,485	1,447
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 5.31%, 6/9/2028 (b)	2,558	2,501
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.06%, 11/9/2028 (b)	1,667	1,602
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.52%, 9/6/2024 (b)	1,224	1,187
		16,431
Commercial Services & Supplies — 3.2%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 5/12/2028	2,684	2,556
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 10/1/2026 (b)	3,140	3,088
Garda World Security Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 7.24%, 10/30/2026 (b)	1,540	1,495
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 4.75%, 3/10/2028 (b)	1,835	1,722
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	147

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028 (b)	3,494	3,366
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.11%, 9/23/2026	3,372	3,290
		15,517
Communications Equipment — 1.0%
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 4/6/2026 (b)	4,981	4,768
Construction & Engineering — 1.5%
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 6/23/2028 (b)	3,235	3,076
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.53%, 1/21/2028 (b)	2,638	2,576
Pike Corporation, Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 5.81%, 1/21/2028 (b)	810	796
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 4.18%, 1/24/2027 (b)	794	769
		7,217
Containers & Packaging — 3.5%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 4/3/2024 (b)	3,644	3,561
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 8/4/2027 (b)	3,109	3,031
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.52%, 10/29/2028 (b)	2,697	2,598
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 9/24/2028 (b)	2,331	2,265
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 2/5/2026 (b)	1,275	1,242
Ring Container Technologies LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 8/12/2028 (b)	1,881	1,842
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028 (b)	2,008	1,940
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028 (b) (c)	179	173
		16,652
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — 2.3%
Conservice Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 5/13/2027	2,874	2,787
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.56%, 8/3/2026 (b)	1,137	1,109
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 4/3/2028 (b)	3,000	2,250
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.61%, 3/4/2028 (b)	2,396	2,247
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 2/10/2029 (b)	2,583	2,494
		10,887
Diversified Financial Services — 0.9%
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.52%, 3/21/2025 (b)	1,551	1,520
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/17/2027 (b)	1,627	1,522
Trans Union LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 2.25%), 4.77%, 12/1/2028 (b) (c)	1,484	1,454
		4,496
Diversified Telecommunication Services — 2.4%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.77%, 3/15/2027 (b)	1,313	1,235
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 5.68%, 11/22/2028 (b)	2,919	2,854
Intelsat Jackson Holdings SA, 1st Lien Term Loan (6-MONTH SOFR + 4.25%), 7.44%, 2/1/2029 (b)	3,861	3,652
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.18%, 6/2/2028 (b)	1,995	1,927
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 6.20%, 1/31/2026 (b)	2,116	2,042
		11,710
Electric Utilities — 1.6%
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/10/2027 (b)	1,291	1,266
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 2/16/2026 (b)	1,329	1,246
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electric Utilities — continued
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 5.57%, 12/15/2027 (b)	3,756	3,701
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.56%, 6/23/2025 (b)	1,648	1,614
		7,827
Electrical Equipment — 2.1%
AZZ Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 6.86%, 5/13/2029 (b)	3,127	3,091
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 8/1/2025	3,328	3,244
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.11%, 3/2/2027 (b)	4,033	3,880
		10,215
Electronic Equipment, Instruments & Components — 0.7%
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 6/30/2028 (b)	1,747	1,677
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.63%, 10/20/2028 (b)	1,789	1,750
		3,427
Energy Equipment & Services — 0.4%
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 10/18/2028 (b)	1,957	1,926
Entertainment — 1.6%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.11%, 3/1/2025 (b)	1,704	1,682
Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 2/1/2024 (b)	1,716	1,700
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.03%, 5/8/2025 (b)	1,383	1,355
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 4.65%, 1/20/2028 (b)	3,150	3,062
		7,799
Food & Staples Retailing — 1.7%
Moran Foods LLC, 1st Lien Term Loan, 7.00%, 12/31/2038 (b)	237	201
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡ (b)	1,816	1,544
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024 (b)	4,062	2,491
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 5.82%, 10/22/2025 (b)	2,220	2,196
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 1/20/2028 (b)	1,795	1,758
		8,190
Food Products — 0.8%
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 10/10/2026	2,170	2,068
Shearer's Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 9/23/2027 (b)	1,582	1,527
		3,595
Health Care Equipment & Supplies — 2.1%
Chamberlain Group LLC (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 11/3/2028 (b)	2,690	2,555
Insulet Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 5/4/2028 (b)	3,860	3,764
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 10/23/2028 (b)	3,878	3,693
		10,012
Health Care Providers & Services — 7.1%
CVS Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 8/31/2026 (b)	2,578	2,280
Envision Healthcare Corp., 1st Lien Term Loan (3-MONTH SOFR + 3.75%), 6.12%, 10/10/2025 (b)	4,147	1,074
ICON Luxembourg SARL, 1st Lien Term Loan B, (Luxembourg)
(ICE LIBOR USD 3 Month + 2.25%), 4.56%, 7/3/2028 (b)	2,121	2,085
(ICE LIBOR USD 3 Month + 2.25%), 4.56%, 7/3/2028 (b)	528	519
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 11/16/2025 (b)	2,959	2,863
Option Care Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 10/27/2028 (b)	2,915	2,881
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	149

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — continued
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 11/15/2028 (b)	4,322	4,203
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 3/31/2027 (b)	2,033	1,914
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 11/30/2027 (b)	3,005	2,922
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 2/14/2025 (b)	322	309
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 2/14/2025 (b)	3,083	2,980
PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 2/14/2025 (b)	742	713
Radiology Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.66%, 7/9/2025 (b)	1,750	1,629
Team Health Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.25%), 7.71%, 3/2/2027 (b)	1,926	1,708
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.38%, 6/26/2026 (b)	1,769	1,342
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%; ICE LIBOR USD 3 Month + 4.00%), 6.35%, 1/8/2027 (b)	4,682	4,565
		33,987
Hotels, Restaurants & Leisure — 2.5%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 12/23/2024 (b)	4,438	4,376
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.27%, 2/5/2025 (b)	2,032	1,987
(1-MONTH CME TERM SOFR + 3.00%), 5.39%, 12/15/2027 (b)	1,796	1,736
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 5.52%, 4/29/2026 (b)	1,409	1,366
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 8/3/2028 (b) (c)	2,510	2,375
		11,840
Household Durables — 0.7%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.97%, 5/17/2028 (b)	1,427	1,165
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — continued
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 6.06%, 12/18/2027 (b)	1,310	1,285
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 6/29/2028 (b)	1,213	965
Traeger Grills, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 6/29/2028 (b) (c)	40	32
		3,447
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.52%, 1/15/2025 (b)	2,033	1,991
Invenergy LLC, Term Loan (1-MONTH CME TERM SOFR + 3.75%), 6.32%, 8/28/2025 (b)	1,016	988
		2,979
Insurance — 1.9%
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 7/31/2027 (b)	2,158	1,971
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 7.77%, 1/31/2028 (b)	1,510	1,291
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 11/3/2024 (b)	1,000	960
Asurion, LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 6.40%, 8/19/2028 (b)	696	649
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.77%, 4/25/2025 (b)	2,530	2,474
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 5/16/2024 (b)	1,796	1,773
		9,118
Internet & Direct Marketing Retail — 1.2%
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 7.62%, 2/19/2026 (b)	1,921	1,900
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 10/10/2025 (b)	2,079	2,024
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.25%, 9/25/2026 (b)	2,079	1,565
		5,489
IT Services — 2.0%
Ancestry.com, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 12/6/2027	3,647	3,438
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 9/13/2024 (b)	3,397	3,309
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — continued
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 6.27%, 2/11/2028 (b)	622	606
(1-MONTH CME TERM SOFR + 3.75%), 6.31%, 2/15/2029 (b)	986	960
Zayo Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 3/9/2027 (b)	1,300	1,182
		9,495
Leisure Products — 0.4%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (b) (d)	4,010	437
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/16/2024 (b)	1,280	1,240
		1,677
Life Sciences Tools & Services — 1.3%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 6.56%, 8/30/2026 (b) (c)	3,427	3,298
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 11/8/2027	3,059	3,005
		6,303
Machinery — 2.9%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.96%, 10/8/2027 (b)	4,009	3,921
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 7.06%, 4/5/2029 (b)	2,000	1,895
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 3/17/2027 (b) (c)	2,908	2,769
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 6.87%, 7/30/2027 (b) (c)	2,548	2,470
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 3/28/2025 (b)	2,920	2,771
		13,826
Media — 6.4%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.26%, 7/15/2025 (b)	1,927	1,870
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 6.31%, 8/21/2026 (b)	6,606	6,106
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.64%, 7/17/2025 (b)	2,965	2,867
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.64%, 1/15/2026 (b)	1,754	1,696
Diamond Sports Group LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 5.64%, 8/24/2026 (b)	1,744	316
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.52%, 8/2/2027 (b)	1,852	1,769
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 1/7/2028 (b)	3,579	3,524
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 4.87%, 2/7/2024 (b)	1,026	1,017
(ICE LIBOR USD 1 Month + 2.50%), 4.87%, 1/2/2026 (b)	1,048	1,028
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 12/1/2028 (b)	941	925
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 5/1/2026 (b)	3,407	3,288
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 5/1/2026 (b)	813	785
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 11/8/2024 (b)	937	917
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.75%, 12/4/2026 (b)	2,112	2,038
Univision Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 3/15/2026 (b)	2,424	2,364
		30,510
Oil, Gas & Consumable Fuels — 0.4%
Buckeye Partners LP, 1st Lien Term Loan B-1 (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 11/1/2026	694	682
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 10/1/2025 (b)	1,399	1,378
		2,060
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	151

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Personal Products — 2.3%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 5/17/2028 (b)	4,520	3,888
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/1/2026 (b)	7,291	7,012
		10,900
Pharmaceuticals — 1.4%
Bausch Health Companies, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 7.66%, 2/1/2027 (b) (c)	3,495	2,778
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.38%, 3/27/2028 (b)	628	547
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 5/5/2028 (b)	3,506	3,435
		6,760
Professional Services — 1.1%
LegalShield, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 12/15/2028 (b)	1,646	1,600
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 6.18%, 3/6/2028 (b)	1,843	1,759
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.74%, 2/6/2026 (b)	2,165	2,100
		5,459
Road & Rail — 2.3%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (b)	3,017	2,897
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (b)	1,249	1,199
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 4.25%, 12/30/2026 (b)	2,740	2,677
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.78%, 6/30/2028 (b)	3,777	3,682
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 5.78%, 6/30/2028 (b)	719	701
		11,156
Semiconductors & Semiconductor Equipment — 1.7%
Brooks Automation, 1st Lien Term Loan B (1 Month SOFR + 3.35%; 6 Month SOFR + 3.35%), 5.51%, 2/1/2029 (b)	3,765	3,611
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030 (b)	746	677
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 5.57%, 7/6/2029 (b)	855	852
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.36%, 12/2/2028 (b)	2,988	2,962
		8,102
Software — 6.5%
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 10/30/2026 (b)	2,955	2,874
DigiCert, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 6.90%, 10/16/2026 (b)	1,324	1,286
(ICE LIBOR USD 3 Month + 7.00%), 9.90%, 2/19/2029 (b)	620	588
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 12/1/2027 (b)	4,376	4,295
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 7/1/2024 (b)	1,836	1,811
ION Corp., 1st Lien Term Loan B (1-MONTH SOFR + 3.75%), 5.95%, 3/11/2028 (b)	1,664	1,600
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 7.12%, 8/31/2027 (b) (c)	1,403	1,089
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 10/1/2027 (b)	2,161	2,103
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 6/1/2026 (b)	2,764	2,677
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.82%, 8/31/2028 (b)	2,083	2,001
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.53%, 4/26/2024 (b)	1,767	1,719
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 4/24/2028 (b)	2,541	2,441
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 3/24/2028 (b) (c)	2,474	2,450
Ultimate Software Group, Inc. (The), 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.54%, 5/4/2026 (b)	2,053	1,986
(ICE LIBOR USD 1 Month + 3.75%), 6.27%, 5/4/2026 (b)	2,339	2,275
		31,195
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — 5.0%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 10/19/2027 (b)	2,083	2,009
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (e)	2,650	2,503
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 5/12/2028 (b)	3,256	3,132
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 3/9/2028 (b)	3,054	2,995
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.50%, 3/3/2028 (b)	4,522	4,378
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 12/28/2027 (b)	2,177	1,972
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.02%, 12/22/2025 (b)	3,590	3,010
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.89%, 8/10/2023 (b)	1,017	567
SRS Distribution, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 3.50%), 6.18%, 6/2/2028 (b)	2,102	2,018
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.78%, 4/16/2026 (b)	1,732	1,521
		24,105
Technology Hardware, Storage & Peripherals — 1.2%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 12/22/2025 (b)	2,499	2,374
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.25%), 6.98%, 2/1/2029 (b)	3,560	3,227
		5,601
Textiles, Apparel & Luxury Goods — 0.5%
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 5.10%, 4/28/2028 (b)	2,544	2,452
Total Loan Assignments (Cost $437,788)		412,001
Corporate Bonds — 6.1%
Auto Components — 0.4%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	895	863
6.50%, 4/1/2027	1,000	935
		1,798
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.3%
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (f)	1,500	1,293
Consumer Finance — 0.6%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	3,000	2,702
Diversified Telecommunication Services — 0.6%
CCO Holdings LLC
5.13%, 5/1/2027	2,000	1,899
5.00%, 2/1/2028	1,075	982
		2,881
Electric Utilities — 0.0% ^
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2022 ‡ (d)	75,000	112
Electrical Equipment — 0.2%
Sensata Technologies BV 4.00%, 4/15/2029 (f)	1,000	863
Equity Real Estate Investment Trusts (REITs) — 0.3%
VICI Properties LP 3.75%, 2/15/2027 (f)	1,750	1,582
Health Care Providers & Services — 0.5%
Tenet Healthcare Corp.
5.13%, 11/1/2027 (f)	1,500	1,390
4.63%, 6/15/2028 (f)	1,000	909
		2,299
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 10/15/2026 (f)	700	678
Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (f)	1,268	1,217
Household Durables — 0.2%
Newell Brands, Inc. 4.45%, 4/1/2026 (g)	1,000	940
IT Services — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028	850	763
Media — 0.9%
DISH DBS Corp.
5.88%, 11/15/2024	2,000	1,810
5.25%, 12/1/2026 (f)	750	619
Sirius XM Radio, Inc. 5.00%, 8/1/2027 (f)	2,000	1,883
		4,312
Oil, Gas & Consumable Fuels — 0.7%
Antero Midstream Partners LP 7.88%, 5/15/2026	1,500	1,526
NuStar Logistics LP 5.63%, 4/28/2027	2,000	1,821
		3,347
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	153

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.2%
SS&C Technologies, Inc. 5.50%, 9/30/2027 (f)	1,000	948
Specialty Retail — 0.7%
PetSmart, Inc. 4.75%, 2/15/2028 (f)	1,250	1,114
Staples, Inc. 7.50%, 4/15/2026 (f)	2,768	2,339
		3,453
Total Corporate Bonds (Cost $32,105)		29,188
	SHARES (000)
Convertible Preferred Stocks — 1.3%
Specialty Retail — 1.3%
Claire's Stores, Inc. ‡ *(Cost $755)	3	6,259
Common Stocks — 1.1%
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	167	110
Media — 0.3%
Clear Channel Outdoor Holdings, Inc. *	369	590
iHeartMedia, Inc., Class A *	62	548
		1,138
Professional Services — 0.6%
NMG, Inc. *	17	3,031
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *	3	890
Total Common Stocks (Cost $6,516)		5,169
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	6	89
Entertainment — 0.0% ^
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom) *	63	—
Total Warrants (Cost $—) (h)		89
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (i) (j) (Cost $24,736)	24,736	24,736
Total Short-Term Investments (Cost $24,736)		24,736
Total Investments — 99.6% (Cost $501,900)		477,442
Other Assets Less Liabilities — 0.4%		1,886
NET ASSETS — 100.0%		479,328

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(b)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(c)	All or a portion of this security is unsettled as of August 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Fund is subject to legal or contractual restrictions on the resale of the security.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	August 31, 2022

(h)	Value is zero.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2022.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 7,500	289	(306)	(17)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	155

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 31.4%
U.S. Treasury Bonds
7.13%, 2/15/2023	2,500	2,545
5.25%, 11/15/2028	20,000	22,095
1.88%, 2/15/2041	14,500	11,109
3.75%, 11/15/2043	30,000	30,717
3.00%, 5/15/2045	31,000	28,009
2.75%, 11/15/2047	35,000	30,466
2.00%, 2/15/2050	35,000	26,474
1.25%, 5/15/2050	10,000	6,183
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500	36,207
U.S. Treasury Notes
2.63%, 2/28/2023	25,000	24,928
2.13%, 11/30/2023	65,000	63,951
2.50%, 4/30/2024	35,000	34,445
0.38%, 8/15/2024	10,000	9,419
2.25%, 11/15/2024	35,000	34,102
1.13%, 2/28/2025	25,000	23,601
0.50%, 3/31/2025	50,000	46,342
0.38%, 4/30/2025	40,000	36,849
2.00%, 8/15/2025	20,000	19,163
1.63%, 2/15/2026	20,000	18,785
1.13%, 2/28/2027	35,000	31,750
0.63%, 3/31/2027	30,000	26,530
2.25%, 8/15/2027	30,000	28,488
1.25%, 4/30/2028	11,120	9,912
Total U.S. Treasury Obligations (Cost $655,908)		602,070
Mortgage-Backed Securities — 26.2%
FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	15	15
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	5	5
Pool # G00229, 8.50%, 5/1/2024	1	1
Pool # C00354, 8.50%, 7/1/2024	2	2
Pool # C00376, 8.00%, 11/1/2024	3	4
Pool # C00414, 7.50%, 8/1/2025	4	4
Pool # D63303, 7.00%, 9/1/2025	1	1
Pool # G00981, 8.50%, 7/1/2028	7	7
Pool # C00742, 6.50%, 4/1/2029	46	48
Pool # C00785, 6.50%, 6/1/2029	15	16
Pool # C47318, 7.00%, 9/1/2029	206	214
Pool # C01292, 6.00%, 2/1/2032	21	22
Pool # A16155, 5.50%, 11/1/2033	51	52
Pool # C03589, 4.50%, 10/1/2040	339	346
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # Q41177, 3.50%, 6/1/2046	12,112	11,740
Pool # G61334, 4.00%, 3/1/2047	2,785	2,786
Pool # Q54902, 4.00%, 3/1/2048	3,436	3,412
Pool # Q54950, 4.00%, 3/1/2048	4,360	4,364
Pool # Q59727, 4.00%, 11/1/2048	4,711	4,679
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	1,085	1,046
Pool # RA2484, 3.00%, 6/1/2050	4,850	4,521
Pool # RA2904, 3.00%, 6/1/2050	7,841	7,287
Pool # RA2970, 2.50%, 7/1/2050	9,143	8,216
Pool # QB2020, 2.50%, 8/1/2050	6,022	5,397
Pool # QB3756, 2.50%, 9/1/2050	15,953	14,440
Pool # QC6209, 2.50%, 8/1/2051	5,745	5,139
Pool # QC7451, 2.00%, 9/1/2051	13,177	11,359
FNMA
Pool # 620061, ARM, 2.02%, 11/1/2027 (a)	13	13
Pool # 89406, ARM, 1.55%, 6/1/2029 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	238	237
Pool # FM4449, 3.00%, 12/1/2034	9,709	9,500
Pool # CA7114, 2.50%, 9/1/2035	17,098	16,256
FNMA UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	23	23
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	3	3
Pool # 315500, 7.00%, 8/1/2025	2	2
Pool # 250575, 6.50%, 6/1/2026	6	7
Pool # 483802, 5.50%, 2/1/2029	83	87
Pool # 524949, 7.50%, 3/1/2030	9	9
Pool # 545639, 6.50%, 4/1/2032	92	98
Pool # 702435, 5.50%, 5/1/2033	529	558
Pool # 709441, 5.50%, 7/1/2033	146	151
Pool # 730711, 5.50%, 8/1/2033	258	273
Pool # 743127, 5.50%, 10/1/2033	241	255
Pool # 747628, 5.00%, 11/1/2033	508	528
Pool # 753662, 5.50%, 12/1/2033	302	320
Pool # 755615, 5.50%, 1/1/2034	357	379
Pool # 811755, 7.00%, 3/1/2035	832	909
Pool # 845834, 5.50%, 10/1/2035	222	229
Pool # 888201, 5.50%, 2/1/2036	85	90
Pool # 831409, 5.50%, 4/1/2036	425	444
Pool # 867420, 5.50%, 5/1/2036	231	242
Pool # 745802, 6.00%, 7/1/2036	445	480
Pool # 969708, 4.50%, 3/1/2038	37	37
Pool # AE1216, 3.50%, 1/1/2041	852	829
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AE1260, 3.50%, 8/1/2041	538	524
Pool # AB5378, 3.50%, 5/1/2042	2,031	1,977
Pool # AO6710, 4.00%, 6/1/2042	2,389	2,398
Pool # AR5147, 3.00%, 3/1/2043	2,029	1,924
Pool # AT8192, 4.00%, 6/1/2043	1,521	1,519
Pool # AS1112, 4.00%, 11/1/2043	3,911	3,907
Pool # BM1109, 4.00%, 10/1/2044	2,775	2,787
Pool # AS4073, 4.00%, 12/1/2044	1,700	1,696
Pool # AL8660, 4.00%, 6/1/2045	4,143	4,158
Pool # AS5648, 3.50%, 7/1/2045	2,161	2,093
Pool # AS6208, 3.50%, 10/1/2045	972	947
Pool # AS6344, 3.50%, 12/1/2045	2,311	2,238
Pool # BM5560, 4.00%, 1/1/2046	7,952	7,997
Pool # AL8030, 4.00%, 2/1/2046	2,591	2,590
Pool # AX5520, 3.00%, 5/1/2046	1,061	1,002
Pool # AX5546, 3.00%, 9/1/2046	1,291	1,220
Pool # AX5547, 3.50%, 9/1/2046	1,633	1,582
Pool # BM3744, 4.00%, 3/1/2047	8,080	8,108
Pool # BM1049, 4.00%, 4/1/2047	7,023	6,980
Pool # CA0411, 4.00%, 9/1/2047	5,470	5,470
Pool # CA0861, 3.50%, 11/1/2047	3,885	3,752
Pool # BJ1666, 4.00%, 12/1/2047	4,230	4,215
Pool # BM3477, 4.00%, 1/1/2048	4,146	4,117
Pool # CA1006, 4.00%, 1/1/2048	5,008	4,985
Pool # CA1361, 3.50%, 2/1/2048	3,161	3,056
Pool # BD9074, 3.50%, 3/1/2048	1,233	1,191
Pool # BJ4640, 4.00%, 3/1/2048	1,845	1,839
Pool # BD9078, 4.00%, 4/1/2048	2,318	2,300
Pool # BD9077, 3.50%, 5/1/2048	760	736
Pool # BD9083, 4.00%, 7/1/2048	2,389	2,370
Pool # CA2489, 4.50%, 10/1/2048	1,272	1,266
Pool # BN7416, 3.50%, 9/1/2049	2,623	2,523
Pool # BO1418, 3.50%, 9/1/2049	2,701	2,598
Pool # BO1427, 3.50%, 9/1/2049	2,324	2,234
Pool # CA4431, 3.50%, 10/1/2049	4,107	3,951
Pool # MA3803, 3.50%, 10/1/2049	1,971	1,900
Pool # FM2014, 3.00%, 11/1/2049	8,166	7,658
Pool # BN0803, 3.50%, 12/1/2049	964	928
Pool # MA3872, 3.50%, 12/1/2049	1,940	1,866
Pool # BN0807, 3.50%, 1/1/2050	750	721
Pool # FM2437, 3.00%, 2/1/2050	10,325	9,650
Pool # CA6144, 2.50%, 6/1/2050	13,882	12,441
Pool # BP7345, 3.00%, 6/1/2050	13,451	12,535
Pool # CA6322, 2.50%, 7/1/2050	11,284	10,112
Pool # BQ1645, 2.50%, 8/1/2050	7,314	6,556
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BQ1911, 2.00%, 10/1/2050	4,595	3,980
Pool # BQ2999, 2.50%, 10/1/2050	7,625	6,856
Pool # BQ6118, 2.50%, 10/1/2050	7,934	7,109
FNMA, Other
Pool # AM8674, 2.81%, 4/1/2025	6,500	6,316
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,332
Pool # AL8963, 3.13%, 5/1/2026 (a)	1,075	1,050
Pool # AM7199, 3.30%, 11/1/2026	2,962	2,903
Pool # AL9769, 2.65%, 12/1/2026 (a)	5,867	5,619
Pool # FN0040, 3.05%, 6/1/2027 (a)	2,801	2,711
Pool # AN6800, 2.97%, 9/1/2027	3,347	3,221
Pool # AN6825, 2.80%, 10/1/2027	3,943	3,764
Pool # AN9486, 3.57%, 6/1/2028	12,449	12,287
Pool # 405220, 6.00%, 9/1/2028	4	4
Pool # AN3908, 3.12%, 1/1/2029	7,927	7,637
Pool # BL1950, 3.47%, 3/1/2029	12,718	12,407
Pool # AN8493, 3.30%, 2/1/2030	4,717	4,490
Pool # BM5425, 3.14%, 3/1/2030 (a)	2,511	2,407
Pool # BL9023, 1.22%, 11/1/2030	20,475	16,947
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,626
Pool # AN8412, 3.39%, 2/1/2033	4,417	4,248
Pool # AN8464, 3.33%, 3/1/2033	6,364	6,093
Pool # BS3202, 1.94%, 9/1/2033	4,911	4,171
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,581
Pool # BL3288, 2.52%, 9/1/2034	12,000	10,544
Pool # BL4331, 2.41%, 10/1/2034	15,774	13,807
Pool # BS2718, 1.95%, 8/1/2036	10,294	8,466
Pool # BL4215, 2.56%, 9/1/2036	7,019	6,100
Pool # BL7125, 2.04%, 6/1/2037	8,282	6,590
GNMA I, 30 Year
Pool # 339969, 7.00%, 12/15/2022	—	—
Pool # 332022, 7.00%, 1/15/2023	—	—
Pool # 346572, 7.00%, 5/15/2023	—	—
Pool # 349788, 6.50%, 6/15/2023	—	—
Pool # 358801, 7.50%, 6/15/2023	1	1
Pool # 322200, 6.50%, 7/15/2023	2	2
Pool # 360889, 7.00%, 7/15/2023	—	—
Pool # 344505, 6.50%, 8/15/2023	1	1
Pool # 356717, 6.50%, 8/15/2023	1	1
Pool # 345375, 6.50%, 9/15/2023	2	3
Pool # 345391, 6.50%, 10/15/2023	1	1
Pool # 354681, 8.00%, 10/15/2023	2	2
Pool # 349265, 6.50%, 12/15/2023	3	3
Pool # 365740, 6.50%, 12/15/2023	—	1
Pool # 369830, 6.50%, 12/15/2023	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	157

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 370289, 6.50%, 12/15/2023	—	—
Pool # 354747, 6.50%, 2/15/2024	12	13
Pool # 362341, 6.50%, 2/15/2024	3	3
Pool # 370338, 6.50%, 2/15/2024	—	—
Pool # 391552, 7.00%, 3/15/2024	15	15
Pool # 401860, 7.50%, 6/15/2025	1	1
Pool # 377557, 8.00%, 7/15/2025	4	4
Pool # 422308, 7.50%, 3/15/2026	4	4
Pool # 432398, 7.50%, 3/15/2027	9	9
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	392	397
Pool # 626938, 4.00%, 4/15/2045	215	218
Pool # 784041, 4.00%, 8/15/2045	2,747	2,782
Pool # 784208, 4.00%, 7/15/2046	3,832	3,881
Pool # 784897, 2.50%, 10/15/2049	8,720	8,009
Pool # BU5359, 3.00%, 4/15/2050	11,584	10,954
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	6	6
Pool # 2344, 8.00%, 12/20/2026	10	11
Pool # 2512, 8.00%, 11/20/2027	24	25
Pool # CH2211, 3.50%, 9/20/2051	12,198	11,780
Total Mortgage-Backed Securities (Cost $559,000)		503,095
Collateralized Mortgage Obligations — 22.5%
FHLMC, REMIC
Series 1367, Class K, 5.50%, 9/15/2022	1	1
Series 2688, Class DG, 4.50%, 10/15/2023	27	26
Series 1785, Class A, 6.00%, 10/15/2023	94	95
Series 1591, Class E, 10.00%, 10/15/2023	2	2
Series 1633, Class Z, 6.50%, 12/15/2023	15	15
Series 1694, Class PK, 6.50%, 3/15/2024	12	12
Series 3798, Class AY, 3.50%, 1/15/2026	869	865
Series 3809, Class BC, 3.50%, 2/15/2026	716	713
Series 3188, Class GE, 6.00%, 7/15/2026	345	351
Series 3926, Class MW, 4.50%, 9/15/2026	2,419	2,439
Series 1999, Class PU, 7.00%, 10/15/2027	21	21
Series 2031, Class PG, 7.00%, 2/15/2028	46	48
Series 2035, Class PC, 6.95%, 3/15/2028	144	150
Series 2064, Class PD, 6.50%, 6/15/2028	92	97
Series 2095, Class PE, 6.00%, 11/15/2028	71	74
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,423
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,556
Series 2152, Class BD, 6.50%, 5/15/2029	29	30
Series 2162, Class TH, 6.00%, 6/15/2029	175	182
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3737, Class DG, 5.00%, 10/15/2030	566	569
Series 3981, Class PA, 3.00%, 4/15/2031	2,492	2,466
Series 2367, Class ME, 6.50%, 10/15/2031	151	160
Series 2647, Class A, 3.25%, 4/15/2032	57	56
Series 2480, Class EJ, 6.00%, 8/15/2032	172	173
Series 4156, Class SB, IF, 2.61%, 1/15/2033 (a)	606	525
Series 4170, Class TS, IF, 2.41%, 2/15/2033 (a)	3,868	2,957
Series 4186, Class JE, 2.00%, 3/15/2033	6,864	6,436
Series 4188, Class JG, 2.00%, 4/15/2033	4,388	4,119
Series 4206, Class DA, 2.00%, 5/15/2033	3,271	3,073
Series 2611, Class QZ, 5.00%, 5/15/2033	1,555	1,577
Series 2882, Class QD, 4.50%, 7/15/2034	101	101
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,939
Series 2915, Class MU, 5.00%, 1/15/2035	1,070	1,101
Series 5000, Class CB, 1.25%, 1/25/2035	5,597	5,037
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,269
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	9,600
Series 3085, Class VS, IF, 19.16%, 12/15/2035 (a)	181	211
Series 3181, Class OP, PO, 7/15/2036	646	539
Series 4867, Class WF, 2.11%, 4/15/2037 (a)	5,136	5,112
Series 3413, Class B, 5.50%, 4/15/2037	276	283
Series 3325, Class JL, 5.50%, 6/15/2037	1,532	1,600
Series 3341, Class PE, 6.00%, 7/15/2037	1,086	1,149
Series 4365, Class HZ, 3.00%, 1/15/2040	3,923	3,759
Series 3699, Class QH, 5.50%, 7/15/2040	1,066	1,087
Series 3772, Class PE, 4.50%, 12/15/2040	4,040	4,102
Series 4047, Class PB, 3.50%, 1/15/2041	2,981	2,967
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,025
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,545
Series 4039, Class SA, IF, IO, 4.11%, 5/15/2042 (a)	2,917	366
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,264
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,140
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,402
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,088
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,727
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,812
Series 4594, Class GN, 2.50%, 2/15/2045	2,110	1,993
Series 4606, Class KP, 2.50%, 7/15/2046	12,395	11,541
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	6,076
Series 4974, Class PH, 1.50%, 6/25/2048	1,682	1,451
Series 4933, Class PA, 2.50%, 10/25/2049	6,579	6,101
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4937, Class MD, 2.50%, 10/25/2049	23,636	22,020
Series 4925, Class PA, 3.00%, 10/25/2049	10,749	10,326
Series 5072, Class QC, 1.00%, 10/25/2050	8,430	7,062
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	2	—
Series 264, Class 30, 3.00%, 7/15/2042	3,618	3,385
Series 267, Class 30, 3.00%, 8/15/2042	2,067	1,927
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,035	1,128
Series T-56, Class A, PO, 5/25/2043	631	615
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	892	950
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	171	181
FNMA, REMIC
Series 1993-146, Class E, PO, 5/25/2023	2	2
Series 1993-110, Class H, 6.50%, 5/25/2023	2	2
Series 1993-217, Class H, PO, 8/25/2023	—	—
Series 1993-205, Class H, PO, 9/25/2023	1	1
Series 1993-228, Class G, PO, 9/25/2023	1	1
Series 1993-155, Class PJ, 7.00%, 9/25/2023	60	60
Series 2003-128, Class DY, 4.50%, 1/25/2024	126	126
Series 1994-51, Class PV, 6.00%, 3/25/2024	119	120
Series 1994-37, Class L, 6.50%, 3/25/2024	27	27
Series 2010-117, Class DY, 4.50%, 10/25/2025	3,081	3,097
Series 2010-155, Class B, 3.50%, 1/25/2026	1,546	1,539
Series 1998-58, Class PC, 6.50%, 10/25/2028	204	214
Series 2000-8, Class Z, 7.50%, 2/20/2030	83	88
Series 2002-92, Class FB, 3.09%, 4/25/2030 (a)	194	195
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	116	15
Series 2003-67, Class SA, HB, IF, 29.62%, 10/25/2031 (a)	30	38
Series 2011-145, Class PB, 3.50%, 1/25/2032	9,950	9,841
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,557
Series 2013-50, Class YO, PO, 1/25/2033	2,025	1,574
Series 2003-21, Class PZ, 4.50%, 3/25/2033	910	911
Series 2013-106, Class PY, 3.00%, 10/25/2033	4,802	4,655
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,630
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,616
Series 2004-46, Class QD, IF, 14.23%, 3/25/2034 (a)	172	168
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-54, Class FL, 2.84%, 7/25/2034 (a)	448	448
Series 2015-11, Class AQ, 3.00%, 3/25/2035	5,918	5,671
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,771	1,833
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,924
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,419
Series 2015-51, Class LY, 3.00%, 7/25/2035	3,914	3,739
Series 2006-3, Class SB, IF, IO, 4.26%, 7/25/2035 (a)	596	22
Series 2005-58, Class EP, 5.50%, 7/25/2035	175	181
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	5,652
Series 2005-83, Class LA, 5.50%, 10/25/2035	285	297
Series 2005-116, Class PC, 6.00%, 1/25/2036	1,188	1,236
Series 2006-51, Class FP, 2.79%, 3/25/2036 (a)	1,358	1,356
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,398
Series 2006-81, Class FA, 2.79%, 9/25/2036 (a)	22	21
Series 2006-110, PO, 11/25/2036	232	197
Series 2007-76, Class PE, 6.00%, 8/25/2037	654	696
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,622	1,674
Series 2010-68, Class EP, 4.50%, 12/25/2039	169	168
Series 2010-11, Class CB, 4.50%, 2/25/2040	98	100
Series 2010-4, Class SL, IF, 6.09%, 2/25/2040 (a)	46	43
Series 2012-115, Class ME, 1.75%, 3/25/2042	2,491	2,325
Series 2012-60, Class EP, 3.00%, 4/25/2042	934	908
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,386
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,212
Series 2012-139, Class JA, 3.50%, 12/25/2042	3,215	3,137
Series 2013-128, Class AO, PO, 12/25/2043	4,980	3,941
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	11,284
Series 2016-45, Class PC, 3.00%, 9/25/2045	6,373	6,096
Series 2016-38, Class NA, 3.00%, 1/25/2046	7,562	7,255
Series 2019-71, Class CA, 2.50%, 7/25/2046	13,092	12,370
Series 2019-38, Class PC, 3.00%, 2/25/2048	6,436	6,171
Series 2019-65, Class PA, 2.50%, 5/25/2048	7,633	7,213
Series 2019-42, Class KA, 3.00%, 7/25/2049	11,353	10,902
Series 2019-81, Class JA, 2.50%, 9/25/2049	10,752	9,997
Series 2019-77, Class ZL, 3.00%, 1/25/2050	23,332	21,846
Series 2020-12, Class JC, 2.00%, 3/25/2050	22,842	20,572
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	47	49
Series 2002-W7, Class A4, 6.00%, 6/25/2029	549	551
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	159

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W1, Class 1A1, 4.87%, 12/25/2042 (a)	325	320
Series 2003-W1, Class 2A, 5.33%, 12/25/2042 (a)	178	178
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,070	1,144
Series 2009-W1, Class A, 6.00%, 12/25/2049	353	367
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	56	56
FNMA, STRIPS
Series 278, Class 3, 1.33%, 11/25/2023 (a)	18	18
Series 278, Class 1, 1.43%, 8/25/2025 (a)	118	118
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	1,280	1,315
Series 2008-15, Class NB, 4.50%, 2/20/2038	232	235
Series 2008-40, Class SA, IF, IO, 4.01%, 5/16/2038 (a)	1,462	113
Series 2009-42, Class TX, 4.50%, 6/20/2039	3,688	3,706
Series 2009-69, Class WM, 5.50%, 8/20/2039	1,015	1,045
Series 2011-29, Class Z, 5.00%, 5/20/2040	14,728	15,258
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,441
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	1,688	1,665
Series 2020-1, Class M55G, 3.00%, 8/25/2059	14,808	14,049
Total Collateralized Mortgage Obligations (Cost $462,011)		431,987
Commercial Mortgage-Backed Securities — 11.6%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	3,343	3,289
Series K046, Class A2, 3.21%, 3/25/2025	6,026	5,926
Series K048, Class A2, 3.28%, 6/25/2025 (a)	6,500	6,397
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,436
Series K052, Class A2, 3.15%, 11/25/2025	6,716	6,579
Series K734, Class A2, 3.21%, 2/25/2026	5,060	4,945
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,381
Series K087, Class A1, 3.59%, 10/25/2027	4,834	4,789
Series K086, Class A1, 3.67%, 12/25/2027	2,397	2,397
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,342
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,792
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,655
Series K158, Class A1, 3.90%, 7/25/2030	8,776	8,937
Series K-1511, Class A1, 3.28%, 10/25/2030	9,213	8,986
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,467
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	9,041
Series Q007, Class APT2, 3.32%, 10/25/2047 (a)	2,262	2,214
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,953	8,955
FNMA ACES
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	3,208	3,113
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (a)	16,536	16,065
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	4,617	4,386
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (a)	4,629	4,408
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	4,140	3,983
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (a)	13,570	13,121
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (a)	9,028	8,794
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	9,740	9,632
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	8,423
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,923
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,945	15,152
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	12,281
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	9,395
Total Commercial Mortgage-Backed Securities (Cost $241,441)		223,204
U.S. Government Agency Securities — 3.4%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,763
3.33%, 4/28/2037	15,000	13,938
FNMA 6.25%, 5/15/2029	10,000	11,704
Resolution Funding Corp. STRIPS
DN, 22.91%, 4/15/2028 (b)	15,000	12,216
DN, 6.19%, 1/15/2030 (b)	15,700	12,045
DN, 22.04%, 4/15/2030 (b)	5,000	3,797
Total U.S. Government Agency Securities (Cost $63,049)		64,463
Asset-Backed Securities — 1.5%
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027(Cost $28,959)	28,868	27,745
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (c) (d) (Cost $62,023)	62,023	62,023
Total Short-Term Investments (Cost $62,023)		62,023
Total Investments — 99.8% (Cost $2,072,391)		1,914,587
Other Assets Less Liabilities — 0.2%		4,328
NET ASSETS — 100.0%		1,918,915

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2022.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2022.

(b)	The rate shown is the effective yield as of August 31, 2022.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	161

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 87.1%
Aerospace & Defense — 1.4%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	3,759	3,677
7.13%, 6/15/2026 (a)	1,716	1,635
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	7,722	7,104
4.13%, 4/15/2029 (a)	8,074	7,206
Howmet Aerospace, Inc. 6.75%, 1/15/2028	7,619	7,847
Spirit AeroSystems, Inc.
5.50%, 1/15/2025 (a)	5,785	5,664
7.50%, 4/15/2025 (a)	4,476	4,377
TransDigm, Inc. 6.25%, 3/15/2026 (a)	9,622	9,454
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	4,050	2,187
9.00%, 11/15/2026 (a)	18,116	10,870
13.13%, 11/15/2027 (a)	4,215	1,391
		61,412
Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	13,848	13,173
5.75%, 4/20/2029 (a)	15,756	14,223
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	6,397	6,414
United Airlines, Inc. 4.38%, 4/15/2026 (a)	5,461	4,979
		38,789
Auto Components — 3.6%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	8,574	7,935
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	14,394	13,532
3.75%, 1/30/2031 (a)	605	490
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,768	2,669
6.50%, 4/1/2027	10,228	9,563
6.88%, 7/1/2028	6,838	6,493
5.00%, 10/1/2029	6,315	5,318
Clarios Global LP
6.75%, 5/15/2025 (a)	14,701	14,625
6.25%, 5/15/2026 (a)	74	73
8.50%, 5/15/2027 (a)	7,856	7,719
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	24,460	25,569
5.63%, 11/15/2026 (a)	30,427	14,855
Dana, Inc.
5.38%, 11/15/2027	10,310	9,192
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued
5.63%, 6/15/2028	3,623	3,251
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	9,753	7,607
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,281	2,941
5.25%, 4/30/2031	5,646	4,924
5.25%, 7/15/2031	1,768	1,524
Tenneco, Inc.
5.38%, 12/15/2024	524	508
5.00%, 7/15/2026	6,349	6,063
7.88%, 1/15/2029 (a)	5,374	5,342
5.13%, 4/15/2029 (a)	4,900	4,754
		154,947
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	10,326	8,945
Banks — 0.8%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (c) (d)	12,177	12,063
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (c) (d)	6,252	6,110
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (b) (c) (d)	5,787	5,688
Citigroup, Inc.
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	2,725	2,611
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b) (c) (d)	9,565	9,493
		35,965
Beverages — 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	9,903	8,122
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	5,460
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,155	2,630
		8,090
Building Products — 1.7%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	8,149	6,505
6.38%, 6/15/2032 (a)	5,652	5,242
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Griffon Corp. 5.75%, 3/1/2028	14,780	13,671
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	3,605	3,515
4.88%, 12/15/2027 (a)	16,511	12,796
Masonite International Corp. 5.38%, 2/1/2028 (a)	2,179	2,026
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,642	4,634
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,908	3,306
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	4,990	4,564
4.75%, 1/15/2028 (a)	18,355	16,045
3.38%, 1/15/2031 (a)	2,758	2,022
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,598	1,437
		75,763
Capital Markets — 0.0% ^
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,387	896
3.63%, 10/1/2031 (a)	1,754	1,068
		1,964
Chemicals — 2.5%
Avient Corp. 7.13%, 8/1/2030 (a)	1,729	1,707
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	11,423	10,581
3.38%, 2/15/2029 (a)	6,987	5,791
Chemours Co. (The)
5.75%, 11/15/2028 (a)	10,562	9,453
4.63%, 11/15/2029 (a)	6,735	5,556
CVR Partners LP 6.13%, 6/15/2028 (a)	4,512	4,120
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	6,573	5,710
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,500	1,298
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,852	1,742
5.25%, 6/1/2027 (a)	16,941	14,957
4.25%, 5/15/2029 (a)	3,942	3,242
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	6,312	5,057
4.00%, 4/1/2031	6,091	4,575
4.38%, 2/1/2032	5,843	4,411
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	15,844	13,656
5.13%, 4/1/2029 (a)	4,814	3,416
Venator Finance SARL 9.50%, 7/1/2025 (a)	6,750	6,649
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	6,469	5,983
5.63%, 8/15/2029 (a)	2,338	1,847
		109,751
Commercial Services & Supplies — 3.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	12,145	10,124
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,219	6,199
4.88%, 7/15/2032 (a)	10,447	8,739
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,924	1,801
9.75%, 7/15/2027 (a)	2,480	2,233
4.63%, 6/01/2028 (a)	8,460	7,105
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,009
4.75%, 10/15/2029 (a)	3,913	3,237
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	9,493	8,737
Brink's Co. (The) 4.63%, 10/15/2027 (a)	16,634	14,971
CoreCivic, Inc. 8.25%, 4/15/2026	9,068	8,965
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	7,495	6,587
9.50%, 11/1/2027 (a)	620	565
6.00%, 6/1/2029 (a)	7,440	5,766
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	4,992	4,218
4.75%, 6/15/2029 (a)	4,675	4,056
4.38%, 8/15/2029 (a)	3,975	3,369
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	6,114
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,021	2,590
5.88%, 6/30/2029 (a)	11,206	9,218
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	5,838	5,617
3.38%, 8/31/2027 (a)	4,909	4,225
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,751	4,982
		133,427
Communications Equipment — 1.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	2,278	2,070
5.00%, 3/15/2027 (a)	4,505	3,555
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,076	12,358
8.25%, 3/1/2027 (a)	7,835	6,715
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	163

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — continued
7.13%, 7/1/2028 (a)	7,969	6,555
4.75%, 9/1/2029 (a)	10,494	8,930
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,002	5,987
		46,170
Construction & Engineering — 0.7%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,450	3,972
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	5,104
7.50%, 4/15/2032 (a)	4,780	3,920
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	12,574
Pike Corp. 5.50%, 9/1/2028 (a)	7,639	6,315
		31,885
Consumer Finance — 3.1%
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	3,125	3,000
5.13%, 6/16/2025	10,710	10,462
3.38%, 11/13/2025	5,310	4,848
4.39%, 1/8/2026	10,152	9,558
4.54%, 8/1/2026	20,178	18,787
4.27%, 1/9/2027	13,628	12,448
4.13%, 8/17/2027	13,030	11,736
3.82%, 11/2/2027	13,117	11,546
2.90%, 2/16/2028	5,000	4,181
2.90%, 2/10/2029	9,725	7,870
4.00%, 11/13/2030	5,103	4,263
ILFC E-Capital Trust II 5.10%, 12/21/2065 (a) (e)	21,298	15,335
OneMain Finance Corp.
6.88%, 3/15/2025	548	533
7.13%, 3/15/2026	10,006	9,320
3.50%, 1/15/2027	2,634	2,172
6.63%, 1/15/2028	710	649
4.00%, 9/15/2030	1,412	1,052
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	5,842	5,024
		132,784
Containers & Packaging — 1.8%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	2,930	2,872
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	31,045	22,441
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,138	3,553
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
LABL, Inc.
6.75%, 7/15/2026 (a)	13,995	13,295
10.50%, 7/15/2027 (a)	572	541
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	5,312	5,143
7.25%, 4/15/2025 (a)	10,844	9,868
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	4,610	4,279
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,612	5,771
TriMas Corp. 4.13%, 4/15/2029 (a)	5,856	5,139
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (f)	2,503	2,401
8.50%, 8/15/2027 (a) (f)	4,012	3,814
		79,117
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	4,245	3,840
Diversified Financial Services — 0.2%
Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	8,535	8,086
Diversified Telecommunication Services — 8.9%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,474	9,036
6.00%, 2/15/2028 (a)	3,390	2,299
Altice France SA (France)
8.13%, 2/1/2027 (a)	1,762	1,677
5.13%, 7/15/2029 (a)	11,682	8,874
5.50%, 10/15/2029 (a)	5,059	3,995
CCO Holdings LLC
5.13%, 5/1/2027 (a)	57,939	54,995
5.00%, 2/1/2028 (a)	31,336	28,635
5.38%, 6/1/2029 (a)	11,935	10,904
4.75%, 3/1/2030 (a)	30,634	26,331
4.50%, 8/15/2030 (a)	4,350	3,658
4.25%, 2/1/2031 (a)	24,063	19,634
4.75%, 2/1/2032 (a)	7,905	6,539
4.25%, 1/15/2034 (a)	7,810	5,946
Embarq Corp. 8.00%, 6/1/2036	11,178	8,691
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (g)	29,162	3
8.50%, 10/15/2024 ‡ (a) (g)	40,649	4
9.75%, 7/15/2025 ‡ (g)	8,659	1
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	8,385	7,821
5.00%, 5/1/2028 (a)	15,620	13,690
6.75%, 5/1/2029 (a)	1,896	1,635
5.88%, 11/1/2029	1,530	1,249
6.00%, 1/15/2030 (a)	1,501	1,237
8.75%, 5/15/2030 (a)	719	740
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	52,509	47,598
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	5,949	5,256
4.25%, 7/1/2028 (a)	8,730	7,257
3.63%, 1/15/2029 (a)	4,396	3,528
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	17,440	15,070
4.00%, 2/15/2027 (a)	24,188	21,025
Series G, 6.88%, 1/15/2028	4,143	3,730
4.50%, 1/15/2029 (a)	3,265	2,436
5.38%, 6/15/2029 (a)	6,815	5,322
Sprint Capital Corp. 8.75%, 3/15/2032	36,928	44,580
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,364	1,998
6.00%, 9/30/2034	2,580	2,037
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	13,327	11,097
		388,528
Electric Utilities — 0.6%
NRG Energy, Inc.
5.75%, 1/15/2028	9,334	8,798
3.38%, 2/15/2029 (a)	2,539	2,086
5.25%, 6/15/2029 (a)	4,810	4,299
3.88%, 2/15/2032 (a)	4,010	3,178
PG&E Corp.
5.00%, 7/1/2028	6,730	5,976
5.25%, 7/1/2030	546	472
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (g)	70,354	70
8.50%, 10/1/2022 ‡ (g)	83,215	125
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	459	400
		25,404
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electrical Equipment — 0.4%
Sensata Technologies BV
4.00%, 4/15/2029 (a)	14,564	12,574
5.88%, 9/1/2030 (a)	3,698	3,615
		16,189
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 4.25%, 4/1/2028	5,750	5,323
II-VI, Inc. 5.00%, 12/15/2029 (a)	7,096	6,318
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	3,852	3,182
		14,823
Energy Equipment & Services — 0.7%
Archrock Partners LP 6.88%, 4/1/2027 (a)	3,897	3,654
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	2,795	2,541
Nabors Industries, Inc. 5.75%, 2/1/2025	7,085	6,531
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	8,000	7,646
6.88%, 1/15/2029 (a)	1,003	922
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (b) (c) (h)	9,878	296
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	10,384	9,761
		31,351
Entertainment — 1.6%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (h)	5,825	4,681
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	4,715	4,836
5.25%, 7/15/2028 (a)	3,450	2,795
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	6,785	6,564
5.63%, 3/15/2026 (a)	8,741	8,435
6.50%, 5/15/2027 (a)	15,533	15,508
4.75%, 10/15/2027 (a)	9,915	9,023
Netflix, Inc.
5.38%, 11/15/2029 (a)	4,242	4,178
4.88%, 6/15/2030 (a)	4,500	4,298
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	7,780	6,650
3.88%, 7/15/2030 (a)	1,724	1,483
		68,451
Equity Real Estate Investment Trusts (REITs) — 2.2%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	3,879	3,540
4.88%, 9/15/2029 (a)	5,595	4,852
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	165

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
5.25%, 7/15/2030 (a)	3,007	2,661
4.50%, 2/15/2031 (a)	6,316	5,247
RHP Hotel Properties LP
4.75%, 10/15/2027	18,966	17,246
4.50%, 2/15/2029 (a)	4,933	4,260
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	15,811
5.75%, 2/1/2027 (a)	25,915	25,514
3.75%, 2/15/2027 (a)	8,155	7,374
3.88%, 2/15/2029 (a)	6,328	5,628
4.63%, 12/1/2029 (a)	4,491	4,149
		96,282
Food & Staples Retailing — 1.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	4,125	3,764
5.88%, 2/15/2028 (a)	480	457
3.50%, 3/15/2029 (a)	12,005	9,866
New Albertsons LP
7.75%, 6/15/2026	2,278	2,361
6.63%, 6/1/2028	1,704	1,636
7.45%, 8/1/2029	3,725	3,654
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	8,823	8,317
4.25%, 8/1/2029 (a)	9,713	8,317
Rite Aid Corp.
7.50%, 7/1/2025 (a)	9,734	8,287
8.00%, 11/15/2026 (a)	16,460	13,415
US Foods, Inc.
4.75%, 2/15/2029 (a)	1,070	954
4.63%, 6/1/2030 (a)	3,510	3,027
		64,055
Food Products — 0.6%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	8,065	7,269
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	11,752	10,770
4.63%, 4/15/2030 (a)	10,671	9,267
		27,306
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	2,967	2,824
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
5.75%, 5/20/2027	2,208	2,081
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	2,992	2,638
		7,543
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	10,026	9,122
3.88%, 11/1/2029 (a)	963	833
Hologic, Inc. 3.25%, 2/15/2029 (a)	3,612	3,079
Medline Borrower LP
3.88%, 4/1/2029 (a)	15,836	13,421
5.25%, 10/1/2029 (a)	6,914	5,811
		32,266
Health Care Providers & Services — 5.9%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,670
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,496
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	4,800	3,684
Centene Corp. 4.63%, 12/15/2029	30,288	28,532
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	6,870	6,423
5.63%, 3/15/2027 (a)	5,325	4,516
6.00%, 1/15/2029 (a)	4,280	3,513
6.13%, 4/1/2030 (a)	3,682	2,282
5.25%, 5/15/2030 (a)	10,727	8,126
4.75%, 2/15/2031 (a)	4,100	3,027
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,345	8,328
3.75%, 2/15/2031 (a)	17,931	13,193
Encompass Health Corp.
4.50%, 2/1/2028	26,728	23,383
4.75%, 2/1/2030	3,840	3,284
4.63%, 4/1/2031	40	33
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	10,925	3,608
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	10,777
HCA, Inc.
5.38%, 9/1/2026	11,206	11,237
5.63%, 9/1/2028	10,204	10,256
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,073	944
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	10,454	8,910
6.63%, 4/1/2030 (a)	3,813	3,522
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,070	4,523
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,046	3,612
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	37,331	35,464
6.25%, 2/1/2027 (a)	15,045	14,508
5.13%, 11/1/2027 (a)	18,151	16,817
4.25%, 6/1/2029 (a)	5,378	4,638
6.13%, 6/15/2030 (a)	6,310	6,058
		255,364
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	5,237	5,073
5.00%, 5/15/2027 (a)	4,061	3,925
		8,998
Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	3,032	2,695
4.00%, 10/15/2030 (a)	18,526	15,035
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,692	5,063
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	3,148	3,074
8.13%, 7/1/2027 (a)	6,748	6,630
4.63%, 10/15/2029 (a)	3,872	3,114
Carnival Corp.
10.50%, 2/1/2026 (a)	2,418	2,490
5.75%, 3/1/2027 (a)	10,916	8,487
4.00%, 8/1/2028 (a)	6,020	5,019
6.00%, 5/1/2029 (a)	2,207	1,673
Cedar Fair LP
5.50%, 5/1/2025 (a)	1,080	1,059
5.25%, 7/15/2029	1,395	1,270
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,957	1,913
3.75%, 5/1/2029 (a)	1,277	1,102
4.88%, 1/15/2030	4,960	4,532
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,787	4,572
International Game Technology plc 6.50%, 2/15/2025 (a)	2,301	2,284
IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,000	2,013
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	8,301	6,998
MGM Resorts International
6.75%, 5/1/2025	1,980	1,978
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
5.75%, 6/15/2025	1,256	1,218
4.63%, 9/1/2026	13,708	12,471
5.50%, 4/15/2027	2,970	2,737
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (a)	2,294	2,336
9.13%, 6/15/2023 (a)	12,625	12,727
11.50%, 6/1/2025 (a)	6,261	6,645
11.63%, 8/15/2027 (a)	10,188	9,986
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	13,972	13,406
5.50%, 4/15/2027 (a)	5,614	5,148
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,850	1,870
Station Casinos LLC 4.50%, 2/15/2028 (a)	16,707	14,392
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12,128	12,139
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	2,055	2,019
5.50%, 3/1/2025 (a)	10,759	10,303
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	2,770	2,761
5.13%, 10/1/2029 (a)	10,090	8,465
Yum! Brands, Inc.
3.63%, 3/15/2031	6,674	5,621
4.63%, 1/31/2032	4,718	4,168
		209,413
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	11,224	10,438
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	10,052	8,259
3.88%, 10/15/2031 (a)	5,156	3,968
		22,665
Household Products — 1.2%
Central Garden & Pet Co.
4.13%, 10/15/2030	11,551	9,615
4.13%, 4/30/2031 (a)	780	639
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,445	3,205
4.75%, 6/15/2028 (a)	14,636	12,176
4.38%, 3/31/2029 (a)	12,475	10,147
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	4,384	3,817
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	167

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
5.50%, 7/15/2030 (a)	13,469	11,603
3.88%, 3/15/2031 (a)	1,997	1,549
		52,751
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,144	1,821
5.00%, 2/1/2031 (a)	745	623
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (b) (c) (d) (e)	6,765	6,241
		8,685
Interactive Media & Services — 0.0% ^
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	775	761
Internet & Direct Marketing Retail — 0.3%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	15,320	11,440
IT Services — 1.0%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	5,745	5,156
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	4,753	3,826
6.13%, 12/1/2028 (a)	1,894	1,481
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	6,786	5,924
Block, Inc. 3.50%, 6/1/2031	2,337	1,923
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	7,658	6,812
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,830	8,465
Exela Intermediate LLC 11.50%, 7/15/2026 (a)	3,325	1,067
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,346	1,242
3.63%, 6/15/2029 (a)	4,875	4,193
3.75%, 10/1/2030 (a)	953	817
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,835	4,524
		45,430
Leisure Products — 0.3%
Mattel, Inc. 5.88%, 12/15/2027 (a)	4,405	4,386
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,339	9,186
		13,572
Life Sciences Tools & Services — 0.1%
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	2,504	2,116
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — 0.3%
ATS Automation Tooling Systems, Inc. (Canada) 4.13%, 12/15/2028 (a)	3,017	2,650
Terex Corp. 5.00%, 5/15/2029 (a)	7,660	6,853
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	4,618
		14,121
Media — 9.2%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	6,923	5,577
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	9,653	3,161
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	18,574	16,635
7.75%, 4/15/2028 (a)	8,115	6,600
7.50%, 6/1/2029 (a)	8,842	7,109
CSC Holdings LLC
5.50%, 4/15/2027 (a)	8,099	7,676
5.38%, 2/1/2028 (a)	7,822	7,105
6.50%, 2/1/2029 (a)	8,635	7,946
5.75%, 1/15/2030 (a)	6,638	5,141
4.50%, 11/15/2031 (a)	7,710	6,185
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	8,476	1,610
Directv Financing LLC 5.88%, 8/15/2027 (a)	10,774	9,858
DISH DBS Corp.
5.00%, 3/15/2023	37,592	36,789
5.88%, 11/15/2024	45,483	41,162
7.75%, 7/1/2026	19,563	15,424
5.25%, 12/1/2026 (a)	26,000	21,466
5.75%, 12/1/2028 (a)	4,267	3,277
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	2,440
GCI LLC 4.75%, 10/15/2028 (a)	15,567	14,029
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	4,372	3,695
Gray Television, Inc.
5.88%, 7/15/2026 (a)	5,985	5,775
7.00%, 5/15/2027 (a)	7,123	7,022
4.75%, 10/15/2030 (a)	806	664
iHeartCommunications, Inc.
6.38%, 5/1/2026	5,195	4,907
8.38%, 5/1/2027	17,772	15,653
5.25%, 8/15/2027 (a)	8,930	8,012
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	1,365
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	6,235	5,475
Midcontinent Communications 5.38%, 8/15/2027 (a)	6,373	5,959
National CineMedia LLC 5.88%, 4/15/2028 (a)	6,030	4,214
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
News Corp.
3.88%, 5/15/2029 (a)	6,511	5,665
5.13%, 2/15/2032 (a)	3,240	2,981
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	23,574	22,447
4.75%, 11/1/2028 (a)	12,161	11,006
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	565	517
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	2,917	2,414
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,195	1,081
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	11,985	11,282
4.00%, 7/15/2028 (a)	6,291	5,481
5.50%, 7/1/2029 (a)	26,550	24,826
4.13%, 7/1/2030 (a)	1,922	1,629
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,001	4,241
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,145	1,105
4.50%, 5/1/2029 (a)	2,208	1,931
7.38%, 6/30/2030 (a)	6,378	6,330
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	1,890	1,619
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	14,418	13,517
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,817	1,495
		401,498
Metals & Mining — 1.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	6,842	6,558
6.13%, 5/15/2028 (a)	4,505	4,378
Arconic Corp.
6.00%, 5/15/2025 (a)	2,595	2,547
6.13%, 2/15/2028 (a)	13,354	12,535
ATI, Inc.
5.88%, 12/1/2027	7,169	6,813
4.88%, 10/1/2029	3,082	2,757
5.13%, 10/1/2031	2,310	2,033
Big River Steel LLC 6.63%, 1/31/2029 (a)	8,645	8,605
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,292
7.63%, 3/15/2030	1,513	1,491
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	8,550	7,590
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	3,390	2,669
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
Novelis Corp.
4.75%, 1/30/2030 (a)	4,487	3,904
3.88%, 8/15/2031 (a)	1,509	1,218
United States Steel Corp. 6.88%, 3/1/2029	5,204	5,087
		74,477
Multiline Retail — 0.4%
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	1,340	1,146
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	17,275	16,162
		17,308
Oil, Gas & Consumable Fuels — 8.9%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	9,273	9,435
5.75%, 3/1/2027 (a)	5,190	4,917
5.75%, 1/15/2028 (a)	7,774	7,370
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,304
7.63%, 2/1/2029 (a)	3,557	3,618
5.38%, 3/1/2030 (a)	2,762	2,600
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	9,164	9,370
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,050
Buckeye Partners LP
4.13%, 3/1/2025 (a)	135	126
4.13%, 12/1/2027	2,983	2,637
4.50%, 3/1/2028 (a)	6,156	5,450
California Resources Corp. 7.13%, 2/1/2026 (a)	7,584	7,455
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,138	4,951
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	2,629	2,532
6.75%, 4/15/2029 (a)	12,449	12,154
Chord Energy Corp. 6.38%, 6/1/2026 (a)	6,710	6,509
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,300
CNX Resources Corp. 6.00%, 1/15/2029 (a)	3,039	2,857
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	12,598	12,024
5.88%, 1/15/2030 (a)	3,891	3,560
Crestwood Midstream Partners LP
5.75%, 4/1/2025	9,579	9,232
8.00%, 4/1/2029 (a)	9,451	9,370
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	5,546	5,886
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	169

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,276	4,632
4.38%, 6/15/2031 (a)	2,427	2,075
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	11,130	10,596
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	2,331	2,319
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (c) (d)	9,142	6,971
4.15%, 6/1/2025	654	637
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,652	2,558
4.13%, 12/1/2026	1,570	1,415
7.50%, 6/1/2027 (a)	3,970	3,926
6.50%, 7/1/2027 (a)	5,215	5,034
4.50%, 1/15/2029 (a)	6,688	5,760
7.50%, 6/1/2030 (a)	2,808	2,788
4.75%, 1/15/2031 (a)	7,233	6,256
Genesis Energy LP
6.25%, 5/15/2026	5,665	5,116
8.00%, 1/15/2027	1,600	1,516
7.75%, 2/1/2028	2,236	2,073
Gulfport Energy Corp.
8.00%, 5/17/2026	4,317	4,346
8.00%, 5/17/2026 (a)	9,541	9,604
Gulfport Energy Operating Corp.
6.00%, 10/15/2024 ‡ (g)	10,250	13
6.38%, 5/15/2025 ‡ (g)	1,796	2
6.38%, 1/15/2026 ‡ (g)	8,845	11
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	4,895	4,773
4.25%, 2/15/2030 (a)	4,277	3,672
Hilcorp Energy I LP
6.00%, 4/15/2030 (a)	2,798	2,576
6.25%, 4/15/2032 (a)	2,327	2,086
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	5,052
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,219	3,062
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	12,896	13,031
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	4,400	4,026
NuStar Logistics LP
5.75%, 10/1/2025	922	880
6.00%, 6/1/2026	2,950	2,785
5.63%, 4/28/2027	7,789	7,091
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.
8.50%, 7/15/2027	7,317	8,195
6.38%, 9/1/2028	4,779	4,991
8.88%, 7/15/2030	9,458	11,049
6.63%, 9/1/2030	4,612	4,927
6.13%, 1/1/2031	6,276	6,522
Range Resources Corp.
8.25%, 1/15/2029	8,502	8,925
4.75%, 2/15/2030 (a)	8,548	7,920
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	2,851	2,635
SM Energy Co.
6.75%, 9/15/2026	3,000	2,950
6.63%, 1/15/2027	4,378	4,269
6.50%, 7/15/2028	1,882	1,812
Southwestern Energy Co.
8.38%, 9/15/2028	4,000	4,208
5.38%, 3/15/2030	6,436	6,032
4.75%, 2/1/2032	938	836
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	4,006	3,880
Sunoco LP
4.50%, 5/15/2029	1,418	1,205
4.50%, 4/30/2030	9,518	8,119
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	15,574	15,593
6.00%, 3/1/2027 (a)	1,630	1,487
6.00%, 12/31/2030 (a)	4,255	3,724
6.00%, 9/1/2031 (a)	7,752	6,783
Targa Resources Partners LP
5.00%, 1/15/2028	3,500	3,413
5.50%, 3/1/2030	1,875	1,831
4.88%, 2/1/2031	7,147	6,625
		387,320
Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,045	2,508
Personal Products — 0.5%
Coty, Inc.
5.00%, 4/15/2026 (a)	5,339	5,059
4.75%, 1/15/2029 (a)	4,125	3,650
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	8,850	8,173
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Products — continued
4.13%, 4/1/2029 (a)	3,612	3,104
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,040	2,804
		22,790
Pharmaceuticals — 3.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	33,524	20,114
8.50%, 1/31/2027 (a)	4,545	2,182
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	50,317	41,512
9.00%, 12/15/2025 (a)	29,696	18,430
7.00%, 1/15/2028 (a)	1,963	756
5.00%, 1/30/2028 (a)	5,505	2,064
4.88%, 6/1/2028 (a)	8,950	6,187
5.00%, 2/15/2029 (a)	10,285	4,011
6.25%, 2/15/2029 (a)	5,466	2,063
7.25%, 5/30/2029 (a)	6,236	2,401
5.25%, 2/15/2031 (a)	8,160	3,137
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	5,524	5,211
3.13%, 2/15/2029 (a)	874	725
Endo Dac
5.88%, 10/15/2024 (a)	5,067	4,368
9.50%, 7/31/2027 (a)	7,096	1,854
6.00%, 6/30/2028 (a)	4,621	254
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	3,055	2,620
Jazz Securities DAC 4.38%, 1/15/2029 (a)	2,781	2,508
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a)	17,120	15,429
10.00%, 6/15/2029 (a)	5,503	2,779
Organon & Co.
4.13%, 4/30/2028 (a)	12,093	10,849
5.13%, 4/30/2031 (a)	8,118	7,103
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	5,402	4,592
		161,149
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	1,992
Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,852	2,380
Realogy Group LLC 5.25%, 4/15/2030 (a)	9,958	7,488
		9,868
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — 1.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	10,137	9,581
4.75%, 4/1/2028 (a)	5,745	5,015
5.38%, 3/1/2029 (a)	7,647	6,664
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (g) (i)	22,954	1,148
6.00%, 1/15/2028 (g) (i)	20,858	1,252
Hertz Corp. (The)
5.50%, 10/15/2024 (a) (g)	6,563	33
4.63%, 12/1/2026 (a)	9,023	7,728
5.00%, 12/1/2029 (a)	8,066	6,488
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,047
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	5,538	5,545
4.50%, 8/15/2029 (a)	6,110	5,304
		50,805
Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	4,910	4,684
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	7,434	6,837
5.95%, 6/15/2030 (a)	4,950	4,697
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,189	6,346
3.63%, 5/1/2029 (a)	3,801	3,201
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	14,750	13,154
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,400	2,922
		41,841
Software — 1.3%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,540	3,505
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	3,945	3,377
4.88%, 7/1/2029 (a)	4,817	3,982
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	4,203	3,568
NCR Corp.
5.75%, 9/1/2027 (a)	11,090	10,667
5.00%, 10/1/2028 (a)	3,905	3,676
5.13%, 4/15/2029 (a)	5,362	5,007
6.13%, 9/1/2029 (a)	8,690	8,286
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	15,205	14,407
		56,475
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	171

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,456	3,979
4.63%, 11/15/2029 (a)	6,403	5,491
4.75%, 3/1/2030	1,700	1,445
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	97	103
6.63%, 10/1/2030 (a)	4,258	3,868
6.88%, 11/1/2035	331	289
6.75%, 7/1/2036	2,199	1,898
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	3,717	2,589
3.88%, 10/1/2031 (a)	1,554	1,078
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	6,490	5,478
PetSmart, Inc.
4.75%, 2/15/2028 (a)	14,174	12,630
7.75%, 2/15/2029 (a)	6,231	5,873
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	4,373	3,737
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	6,224	5,509
6.13%, 7/1/2029 (a)	4,011	3,327
6.00%, 12/1/2029 (a)	8,120	6,611
Staples, Inc.
7.50%, 4/15/2026 (a)	25,512	21,559
10.75%, 4/15/2027 (a)	14,909	10,958
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,530	3,969
		100,391
Thrifts & Mortgage Finance — 0.5%
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	4,883	4,082
5.13%, 12/15/2030 (a)	5,957	4,691
5.75%, 11/15/2031 (a)	6,940	5,503
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	3,824	3,212
3.63%, 3/1/2029 (a)	4,811	3,873
4.00%, 10/15/2033 (a)	675	503
		21,864
Trading Companies & Distributors — 1.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,395	4,150
Imola Merger Corp. 4.75%, 5/15/2029 (a)	21,747	18,463
United Rentals North America, Inc.
4.88%, 1/15/2028	3,725	3,481
5.25%, 1/15/2030	6,335	5,993
3.88%, 2/15/2031	2,933	2,536
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	7,460	7,461
7.25%, 6/15/2028 (a)	11,045	11,136
		53,220
Wireless Telecommunication Services — 0.7%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	600	568
Sprint Corp.
7.63%, 2/15/2025	9,763	10,214
7.63%, 3/1/2026	14,894	15,752
United States Cellular Corp. 6.70%, 12/15/2033	4,343	4,229
		30,763
Total Corporate Bonds (Cost $4,264,644)		3,790,840
Loan Assignments — 7.2% (j)
Auto Components — 0.3%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 5.01%, 4/6/2024 (d)	1,778	1,749
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/04/2028 (d)	10,035	9,583
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 1/31/2028 (d)	2,355	2,138
		13,470
Beverages — 0.2%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028 (d)	7,263	6,779
Chemicals — 0.0% ^
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.06%, 11/9/2028 (d)	2,175	2,089
Commercial Services & Supplies — 0.2%
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028 (d)	7,646	7,365
Containers & Packaging — 1.0%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 4/3/2024 (d)	16,777	16,397
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 8/4/2027 (d) (k)	15,642	15,251
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — continued
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.52%, 10/29/2028 (d)	8,196	7,895
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 9/24/2028 (d)	3,231	3,138
		42,681
Diversified Telecommunication Services — 0.2%
Altice France SA, 1st Lien Term Loan B-13 (France) (ICE LIBOR USD 3 Month + 4.00%), 6.91%, 8/14/2026 (d)	6,996	6,765
Food & Staples Retailing — 0.5%
Moran Foods LLC, 1st Lien Term Loan, 7.00%, 12/31/2038 (d)	1,826	1,552
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡ (d)	14,026	11,922
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024 (d)	11,040	6,771
		20,245
Health Care Equipment & Supplies — 0.1%
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 10/23/2028 (d)	4,836	4,606
Health Care Providers & Services — 0.6%
Envision Healthcare Corp., 1st Lien Term Loan (3-MONTH SOFR + 3.75%), 6.12%, 10/10/2025 (d)	17,786	4,605
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 11/15/2028 (d)	9,233	8,979
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.38%, 6/26/2026 (d)	13,756	10,438
		24,022
Hotels, Restaurants & Leisure — 0.0% ^
Household Durables — 0.2%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.97%, 5/17/2028 (d) (k)	10,710	8,745
Internet & Direct Marketing Retail — 0.1%
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.25%, 9/25/2026 (d)	5,762	4,338
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 0.1%
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.81%, 7/12/2023 (d)	5,237	3,527
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (d) (g)	3,826	417
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 12/16/2024 (d)	14,517	14,060
		14,477
Machinery — 0.4%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 7.06%, 4/5/2029 (d)	5,188	4,915
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 6.87%, 7/30/2027 (d)	9,809	9,509
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 3/28/2025 (d)	5,018	4,761
		19,185
Media — 0.6%
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.52%, 8/2/2027 (d)	12,971	12,384
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 5/1/2026 (d)	12,331	11,901
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.75%, 12/4/2026 (d)	2,739	2,644
		26,929
Personal Products — 0.6%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/1/2026 (d)	25,714	24,733
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.57%, 9/7/2023 (d)	7,785	3,198
		27,931
Road & Rail — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (d)	7,750	7,440
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	173

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Road & Rail — continued
First Student Bidco, Inc., 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028 (d)	2,875	2,760
(3-MONTH SOFR + 4.00%), 6.15%, 7/21/2028 (d)	417	402
First Student Bidco, Inc., Term Loan B (3-MONTH SOFR + 4.00%), 6.15%, 7/21/2028 (d)	6,000	5,781
		16,383
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (6-MONTH SOFR + 3.35%), 5.51%, 2/1/2029 (d) (k)	3,500	3,356
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 12/1/2027 (d) (k)	4,727	4,639
Specialty Retail — 1.2%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (d) (l)	13,139	12,410
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.50%, 3/3/2028 (d)	12,511	12,113
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 12/28/2027 (d) (j)	5,631	5,103
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.02%, 12/22/2025 (d)	19,981	16,753
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.89%, 8/10/2023 (d)	12,944	7,213
		53,592
Total Loan Assignments (Cost $350,390)		311,124
	SHARES (000)
Common Stocks — 3.0%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	300	—
Diversified Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	7,076	18
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc. *	392	10,089
INVESTMENTS	SHARES (000)	VALUE ($000)

Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	368	—
Equity Real Estate Investment Trusts (REITs) — 0.3%
VICI Properties, Inc.	393	12,959
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	616	404
Internet & Direct Marketing Retail — 0.2%
MYT Holding Co. ‡ *	5,623	6,956
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	3,699
iHeartMedia, Inc., Class A *	273	2,417
		6,116
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp.	23	2,322
Chord Energy Corp.	183	25,883
EP Energy Corp. *	296	2,516
Gulfport Energy Corp. *	185	18,142
		48,863
Pharmaceuticals — 0.1%
Mallinckrodt plc *	193	2,368
Professional Services — 0.4%
NMG, Inc. *	89	15,978
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *	17	4,385
Wireless Telecommunication Services — 0.5%
Intelsat SA (Luxembourg) ‡ *	748	20,562
Total Common Stocks (Cost $101,028)		128,698
Convertible Preferred Stocks — 0.7%
Specialty Retail — 0.7%
Claire's Stores, Inc. ‡ *(Cost $3,724)	12	30,863
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.6%
Hotels, Restaurants & Leisure — 0.0% ^
Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023	500	491
Media — 0.5%
DISH Network Corp.
Zero Coupon, 12/15/2025	7,845	5,615
3.38%, 8/15/2026	18,645	13,416
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Media — continued
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,246
3.75%, 2/15/2030	4,448	2,124
		22,401
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. 10.00% (Cash), 9/19/2022 ‡ (b) (c) (h)	1	5,161
Total Convertible Bonds (Cost $30,281)		28,053
	SHARES (000)
Preferred Stocks — 0.4%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	358	4
Internet & Direct Marketing Retail — 0.4%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	14,757
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	503
Total Preferred Stocks (Cost $14,233)		15,264
	NO. OF WARRANTS (000)
Warrants — 0.3%
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	14	185
Media — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	110	5,568
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.
expiring 2/9/2026, price 25.10 USD*	45	3,910
expiring 2/9/2026, price 29.18 USD*	23	1,966
expiring 2/9/2026, price 32.86 USD*	27	2,215
		8,091
Total Warrants (Cost $1)		13,844
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.1%
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	157	2
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049 ‡ *	2,823	3,529
Total Rights (Cost $2)		3,531
Total Investments — 99.4% (Cost $4,764,303)		4,322,217
Other Assets Less Liabilities — 0.6%		27,838
NET ASSETS — 100.0%		4,350,055

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	175

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of August 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.4%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada) 7.50%, 3/15/2025 (a)	4,374	4,278
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	3,904	3,592
4.13%, 4/15/2029 (a)	3,625	3,235
Howmet Aerospace, Inc.
6.88%, 5/1/2025	27	28
5.90%, 2/1/2027	3,179	3,195
6.75%, 1/15/2028	118	122
5.95%, 2/1/2037	110	107
Spirit AeroSystems, Inc. 5.50%, 1/15/2025 (a)	325	318
TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,417	7,287
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	945	957
6.25%, 9/15/2024 (a)	2,566	2,361
7.75%, 8/15/2025	3,055	2,573
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	2,510	1,355
9.00%, 11/15/2026 (a)	5,774	3,464
		32,872
Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	8,746	8,320
5.75%, 4/20/2029 (a)	7,900	7,132
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	2,126	2,131
United Airlines, Inc.
4.38%, 4/15/2026 (a)	3,913	3,568
4.63%, 4/15/2029 (a)	1,323	1,161
		22,312
Auto Components — 0.9%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	3,620	3,350
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,298	3,067
5.88%, 6/1/2029 (a)	8,796	8,269
3.75%, 1/30/2031 (a)	9,212	7,465
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,267	2,186
6.50%, 4/1/2027	5,070	4,740
6.88%, 7/1/2028	2,380	2,260
5.00%, 10/1/2029	5,030	4,236
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued
Clarios Global LP
6.75%, 5/15/2025 (a)	2,915	2,900
6.25%, 5/15/2026 (a)	7,337	7,255
8.50%, 5/15/2027 (a)	6,060	5,955
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	265	277
5.63%, 11/15/2026 (a)	884	432
Dana, Inc.
5.38%, 11/15/2027	2,745	2,447
5.63%, 6/15/2028	2,747	2,465
4.25%, 9/1/2030	1,724	1,391
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,561
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,543	3,419
5.00%, 7/15/2029	6,808	6,103
5.25%, 4/30/2031	9,449	8,240
Icahn Enterprises LP 6.25%, 5/15/2026	2,746	2,632
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (b)	4,960	4,278
Tenneco, Inc.
5.38%, 12/15/2024	665	645
5.00%, 7/15/2026	2,718	2,596
7.88%, 1/15/2029 (a)	1,459	1,450
5.13%, 4/15/2029 (a)	1,663	1,613
		93,232
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	739
Banks — 1.7%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (c) (d) (e) (f)	8,400	8,407
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (c) (d) (e) (f)	10,900	9,907
Banco Santander SA (Spain) (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (c) (d) (e) (f)	3,000	2,953
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (c) (d) (f)	4,030	3,983
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (c) (d) (f)	716	709
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	177

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (c) (d) (f)	34	35
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (c) (d) (f)	865	856
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (c) (d) (f)	9,905	9,213
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (c) (d) (f)	4,714	4,517
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (d) (f)	6,230	5,467
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (f)	10,050	8,693
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (c) (d) (f)	83	82
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (c) (d) (f)	20,050	20,526
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (f)	8,336	6,548
ING Groep NV (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (c) (d) (e) (f)	8,500	8,312
Intesa Sanpaolo SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (f)	1,190	866
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (f)	6,402	4,177
Lloyds Banking Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024 (c) (d) (f)	4,669	4,618
(USD Swap Semi 5 Year + 4.50%), 7.50%, 9/27/2025 (c) (d) (f)	3,769	3,654
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (f)	21,706	20,399
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (c) (d) (f)	8,800	8,625
Societe Generale SA (France)
(USD Swap Semi 5 Year + 4.30%), 7.37%, 10/4/2023 (a) (c) (d) (f)	6,742	6,494
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (c) (d) (f)	14,270	14,410
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (c) (d) (f)	2,602	2,107
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (f)	5,096	4,024
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (f)	21,821	19,230
		178,812
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,512
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	4,667
		7,179
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,033	2,823
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,527	2,940
		5,763
Building Products — 0.3%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	119
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,458	2,760
6.38%, 6/15/2032 (a)	3,060	2,838
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,840
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	1,015	990
4.63%, 12/15/2025 (a)	740	636
4.88%, 12/15/2027 (a)	1,238	960
Masonite International Corp.
5.38%, 2/1/2028 (a)	4,450	4,139
3.50%, 2/15/2030 (a)	1,800	1,453
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,581	1,446
4.75%, 1/15/2028 (a)	10,408	9,098
4.38%, 7/15/2030 (a)	6,564	5,212
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,137
5.25%, 1/15/2029 (a)	2,075	1,866
		34,494
Capital Markets — 0.6%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (f)	15,090	12,977
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (f)	5,530	4,500
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	2,972	1,810
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (c) (d) (f)	19,000	17,053
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (a) (c) (d) (f)	4,760	3,578
Goldman Sachs Group, Inc. (The) Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c) (d) (f)	5,070	4,748
MSCI, Inc. 4.00%, 11/15/2029 (a)	4,460	3,970
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (c) (d) (f)	2,870	2,803
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (c) (d) (e) (f)	250	251
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (c) (d) (e) (f)	13,061	12,938
		64,628
Chemicals — 1.0%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	11,542	10,691
3.38%, 2/15/2029 (a)	7,473	6,194
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	4,283
Chemours Co. (The)
5.75%, 11/15/2028 (a)	8,643	7,735
4.63%, 11/15/2029 (a)	3,025	2,496
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	9,841	8,549
Gates Global LLC 6.25%, 1/15/2026 (a)	950	900
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	6,783	5,867
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,520	2,408
5.25%, 6/1/2027 (a)	15,910	14,047
4.25%, 5/15/2029 (a)	2,690	2,213
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	150	140
Sasol Financing USA LLC 5.50%, 3/18/2031	2,900	2,424
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,500
4.50%, 10/15/2029	7,347	5,886
4.00%, 4/1/2031	6,675	5,014
4.38%, 2/1/2032	175	132
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	5,396	4,651
5.13%, 4/1/2029 (a)	11,110	7,885
Venator Finance SARL 9.50%, 7/1/2025 (a)	2,955	2,911
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	10,182	9,417
5.63%, 8/15/2029 (a)	3,061	2,418
		108,761
Commercial Services & Supplies — 1.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,017	8,350
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,771	2,380
4.88%, 7/15/2032 (a)	7,296	6,103
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4,662	4,365
9.75%, 7/15/2027 (a)	2,257	2,032
4.63%, 6/01/2028 (a)	5,179	4,358
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,440	1,406
5.00%, 2/1/2028 (a)	6,071	5,587
Atento Luxco 1 SA 8.00%, 2/10/2026 (e)	3,200	1,520
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,827
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,320	2,988
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,965	3,676
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	795	699
9.50%, 11/1/2027 (a)	4,150	3,782
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	7,339	6,933
5.13%, 12/15/2026 (a)	2,085	2,015
4.00%, 8/1/2028 (a)	4,683	3,957
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
4.75%, 6/15/2029 (a)	355	308
Madison IAQ LLC
4.13%, 6/30/2028 (a)	14,056	12,053
5.88%, 6/30/2029 (a)	1,304	1,073
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	146	147
Nielsen Finance LLC
5.63%, 10/1/2028 (a)	6,081	6,095
4.50%, 7/15/2029 (a)	2,245	2,253
4.75%, 7/15/2031 (a)	1,311	1,303
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,633	6,382
3.38%, 8/31/2027 (a)	7,654	6,587
Stericycle, Inc.
5.38%, 7/15/2024 (a)	630	616
3.88%, 1/15/2029 (a)	7,510	6,506
		105,301
Communications Equipment — 0.4%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	4,378	3,978
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,409	12,673
8.25%, 3/1/2027 (a)	7,890	6,762
4.75%, 9/1/2029 (a)	5,867	4,993
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,478
Plantronics, Inc. 4.75%, 3/1/2029 (a)	8,369	8,348
		39,232
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	3,073
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (e)	3,183	2,108
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,419
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	920
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (e)	8,499	8,127
MasTec, Inc. 4.50%, 8/15/2028 (a)	8,854	8,126
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (e)	6,000	4,485
		30,258
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (a) (c) (d) (f)	4,707	3,901
3.88%, 7/11/2031 (a)	3,181	2,664
		6,565
Consumer Finance — 0.7%
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,350	1,230
4.69%, 6/9/2025	11,548	11,086
4.39%, 1/8/2026	1,500	1,412
4.54%, 8/1/2026	5,945	5,535
4.27%, 1/9/2027	27,657	25,262
4.13%, 8/17/2027	14,243	12,829
3.82%, 11/2/2027	2,245	1,976
2.90%, 2/10/2029	1,500	1,214
5.11%, 5/3/2029	7,150	6,608
4.00%, 11/13/2030	2,133	1,782
OneMain Finance Corp.
6.88%, 3/15/2025	1,933	1,879
7.13%, 3/15/2026	3,647	3,397
3.88%, 9/15/2028	5,250	4,095
5.38%, 11/15/2029	565	468
		78,773
Containers & Packaging — 0.9%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	5,450	4,702
5.25%, 8/15/2027 (a)	13,542	9,789
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,009
4.88%, 7/15/2026 (a)	7,076	6,889
5.63%, 7/15/2027 (a)	940	918
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (e)	5,630	5,323
LABL, Inc.
6.75%, 7/15/2026 (a)	12,302	11,687
10.50%, 7/15/2027 (a)	985	931
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	12,875	12,464
7.25%, 4/15/2025 (a)	6,459	5,878
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,455	1,350
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	18,225	15,908
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,037
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,292
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (g)	12,792	12,269
8.50%, 8/15/2027 (a) (g)	1,965	1,868
		94,314
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	561
4.63%, 12/15/2027	2,507	2,353
5.13%, 6/1/2029	6,508	6,166
3.38%, 8/15/2030	2,428	2,001
4.00%, 5/15/2031	893	763
		11,844
Diversified Telecommunication Services — 2.6%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	13,783	11,891
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,942	11,365
5.50%, 1/15/2028 (a)	3,500	2,900
5.13%, 1/15/2029 (a)	416	324
5.13%, 7/15/2029 (a)	9,706	7,373
CCO Holdings LLC
5.13%, 5/1/2027 (a)	28,859	27,393
5.00%, 2/1/2028 (a)	44,119	40,317
5.38%, 6/1/2029 (a)	14,416	13,171
4.75%, 3/1/2030 (a)	14,751	12,679
4.50%, 8/15/2030 (a)	7,034	5,915
4.25%, 2/1/2031 (a)	7,699	6,282
4.75%, 2/1/2032 (a)	1,815	1,501
4.50%, 6/1/2033 (a)	7,759	6,091
4.25%, 1/15/2034 (a)	5,375	4,092
DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	1,150	1,105
Embarq Corp. 8.00%, 6/1/2036	1,643	1,277
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (h)	8,602	1
8.50%, 10/15/2024 ‡ (a) (h)	5,163	1
9.75%, 7/15/2025 ‡ (h)	1,765	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	13,823	12,893
5.00%, 5/1/2028 (a)	4,967	4,353
5.88%, 11/1/2029	60	49
6.00%, 1/15/2030 (a)	1,580	1,302
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,704	9,703
Level 3 Financing, Inc.
5.38%, 5/1/2025	3,173	3,174
5.25%, 3/15/2026	3,736	3,800
4.63%, 9/15/2027 (a)	13,524	11,947
4.25%, 7/1/2028 (a)	4,730	3,932
Liquid Telecommunications Financing plc (South Africa) 5.50%, 9/4/2026 (a)	2,500	2,025
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	7,212	7,261
5.63%, 4/1/2025	492	477
5.13%, 12/15/2026 (a)	14,726	12,725
4.00%, 2/15/2027 (a)	6,255	5,437
Series G, 6.88%, 1/15/2028	17	15
4.50%, 1/15/2029 (a)	6,405	4,778
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	220
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	94
Sprint Capital Corp.
6.88%, 11/15/2028	148	156
8.75%, 3/15/2032	19,410	23,432
Switch Ltd.
3.75%, 9/15/2028 (a)	1,547	1,533
4.13%, 6/15/2029 (a)	4,773	4,761
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	6,890	5,822
7.72%, 6/04/2038	3,920	3,352
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,446
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	7,000	5,968
		285,333
Electric Utilities — 0.6%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,589
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,186
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	181

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (e)	1,300	1,260
7.13%, 2/11/2025 (e)	6,800	6,378
8.45%, 8/10/2028 (e)	4,400	3,960
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	9,164	6,935
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	7,940
6.38%, 5/15/2043 (e)	690	528
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (a)	4	4
NPC Ukrenergo (Ukraine) 6.88%, 11/9/2028 (a)	6,504	1,203
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,246
5.75%, 1/15/2028	7,072	6,666
3.38%, 2/15/2029 (a)	4,065	3,339
5.25%, 6/15/2029 (a)	1,144	1,023
3.63%, 2/15/2031 (a)	4,615	3,666
PG&E Corp. 5.00%, 7/1/2028	1,225	1,088
Trinidad Generation UnLtd (Trinidad and Tobago) 5.25%, 11/4/2027 (e)	2,000	1,938
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	551	532
5.63%, 2/15/2027 (a)	4,119	3,965
5.00%, 7/31/2027 (a)	12,568	11,697
4.38%, 5/1/2029 (a)	2,196	1,914
		68,057
Electrical Equipment — 0.1%
Sensata Technologies BV
5.63%, 11/1/2024 (a)	80	80
4.00%, 4/15/2029 (a)	11,247	9,710
		9,790
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC
4.25%, 4/1/2028	10,708	9,913
3.25%, 2/15/2029	1,200	1,041
II-VI, Inc. 5.00%, 12/15/2029 (a)	6,045	5,382
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,874	4,343
3.75%, 2/15/2031 (a)	4,070	3,362
		24,041
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	1,826	1,712
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,943	4,120
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,575	3,250
Nabors Industries, Inc. 5.75%, 2/1/2025	414	382
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	3,376	3,227
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	293	278
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	3,339	3,197
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	227	213
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	216	210
Transocean, Inc. 11.50%, 1/30/2027 (a)	966	931
		17,520
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (b)	2,694	2,165
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	3,068	2,968
5.63%, 3/15/2026 (a)	1,398	1,349
6.50%, 5/15/2027 (a)	11,716	11,697
4.75%, 10/15/2027 (a)	12,982	11,814
3.75%, 1/15/2028 (a)	315	276
Netflix, Inc.
4.88%, 4/15/2028	3,080	2,995
5.88%, 11/15/2028	8,585	8,681
6.38%, 5/15/2029	2,500	2,588
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	116	99
3.88%, 7/15/2030 (a)	7,475	6,429
3.00%, 2/15/2031 (a)	1,955	1,552
		52,613
Equity Real Estate Investment Trusts (REITs) — 0.6%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	3,030	2,781
5.25%, 3/15/2028 (a)	4,733	4,342
5.00%, 7/15/2028 (a)	417	381
4.88%, 9/15/2029 (a)	1,875	1,626
RHP Hotel Properties LP
4.75%, 10/15/2027	14,816	13,473
4.50%, 2/15/2029 (a)	1,600	1,382
SBA Communications Corp. 3.13%, 2/1/2029	9,127	7,520
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
VICI Properties LP
4.63%, 6/15/2025 (a)	3,903	3,778
4.50%, 9/1/2026 (a)	1,000	942
4.25%, 12/1/2026 (a)	5,978	5,599
5.75%, 2/1/2027 (a)	3,610	3,554
3.75%, 2/15/2027 (a)	11,496	10,395
3.88%, 2/15/2029 (a)	1,950	1,734
4.63%, 12/1/2029 (a)	3,917	3,618
4.13%, 8/15/2030 (a)	740	651
		61,776
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	2,682	2,732
4.63%, 1/15/2027 (a)	7,823	7,139
5.88%, 2/15/2028 (a)	5,857	5,581
3.50%, 3/15/2029 (a)	8,609	7,075
4.88%, 2/15/2030 (a)	2,007	1,758
Cencosud SA (Chile) 6.63%, 2/12/2045 (e)	2,600	2,626
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	111
8.00%, 5/1/2031	870	874
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	2,168	2,165
5.50%, 10/15/2027 (a)	6,642	6,261
4.25%, 8/1/2029 (a)	881	754
Rite Aid Corp.
7.50%, 7/1/2025 (a)	7,843	6,677
8.00%, 11/15/2026 (a)	6,997	5,703
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	899
US Foods, Inc.
4.75%, 2/15/2029 (a)	2,050	1,827
4.63%, 6/1/2030 (a)	1,983	1,710
		53,900
Food Products — 0.3%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	5,945	5,358
4.38%, 1/31/2032 (a)	1,829	1,619
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	6,242	4,921
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,411	2,355
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
5.63%, 1/15/2028 (a)	8,473	8,049
5.50%, 12/15/2029 (a)	7,165	6,566
4.63%, 4/15/2030 (a)	3,195	2,775
4.50%, 9/15/2031 (a)	2,050	1,743
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	2,141
TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,364	1,144
		36,671
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	4,032	3,826
5.88%, 8/20/2026	2,213	2,106
5.75%, 5/20/2027	1,637	1,543
		7,475
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,774	8,893
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,721	1,602
3.25%, 2/15/2029 (a)	12,635	10,771
Medline Borrower LP
3.88%, 4/1/2029 (a)	10,958	9,287
5.25%, 10/1/2029 (a)	8,917	7,494
Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,565	1,422
		39,469
Health Care Providers & Services — 2.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	451	393
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,368
5.00%, 4/15/2029 (a)	165	153
Centene Corp.
4.25%, 12/15/2027	9,986	9,483
4.63%, 12/15/2029	25,587	24,104
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	9,965	9,317
5.63%, 3/15/2027 (a)	4,581	3,885
6.00%, 1/15/2029 (a)	3,911	3,210
6.88%, 4/15/2029 (a)	1,500	938
5.25%, 5/15/2030 (a)	4,234	3,207
4.75%, 2/15/2031 (a)	2,215	1,636
DaVita, Inc. 3.75%, 2/15/2031 (a)	19,322	14,217
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	183

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,942
4.50%, 2/1/2028	12,963	11,341
4.75%, 2/1/2030	1,962	1,678
4.63%, 4/1/2031	1,560	1,288
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	370
HCA, Inc.
5.88%, 2/15/2026	12,316	12,576
5.38%, 9/1/2026	8,998	9,023
5.63%, 9/1/2028	13,841	13,911
5.88%, 2/1/2029	19,680	20,060
3.50%, 9/1/2030	1,765	1,540
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	6,770	5,770
Tenet Healthcare Corp.
4.63%, 7/15/2024	3,155	3,089
4.88%, 1/1/2026 (a)	15,238	14,476
6.25%, 2/1/2027 (a)	15,918	15,350
5.13%, 11/1/2027 (a)	23,404	21,684
4.63%, 6/15/2028 (a)	5,963	5,420
6.13%, 6/15/2030 (a)	4,349	4,175
		216,604
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	8,703	8,431
5.00%, 5/15/2027 (a)	7,567	7,313
		15,744
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	8,700	7,734
4.00%, 10/15/2030 (a)	4,475	3,632
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,413	3,036
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	4,087	3,991
8.13%, 7/1/2027 (a)	4,475	4,397
4.63%, 10/15/2029 (a)	4,248	3,417
Carnival Corp.
5.75%, 3/1/2027 (a)	4,000	3,110
9.88%, 8/1/2027 (a)	6,440	6,464
4.00%, 8/1/2028 (a)	3,391	2,827
Cedar Fair LP
5.50%, 5/1/2025 (a)	6,365	6,243
5.25%, 7/15/2029	3,675	3,345
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,907	3,873
5.75%, 5/1/2028 (a)	2,500	2,444
3.75%, 5/1/2029 (a)	5,604	4,835
4.00%, 5/1/2031 (a)	690	583
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	975	863
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	6,975	6,661
International Game Technology plc
6.50%, 2/15/2025 (a)	1,825	1,811
6.25%, 1/15/2027 (a)	3,445	3,374
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	16
4.50%, 6/15/2029 (a)	3,456	2,914
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	2,889
MGM Resorts International
6.75%, 5/1/2025	250	250
5.75%, 6/15/2025	5,468	5,304
4.63%, 9/1/2026	3,829	3,483
5.50%, 4/15/2027	1,725	1,589
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	429
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (a)	1,180	1,201
11.50%, 6/1/2025 (a)	3,143	3,336
11.63%, 8/15/2027 (a)	6,062	5,942
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	10,727	10,292
5.50%, 4/15/2027 (a)	6,037	5,536
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,884	1,904
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,870	4,195
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	8,647	8,655
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	5,424	5,194
5.25%, 5/15/2027 (a)	720	649
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,220	1,216
5.13%, 10/1/2029 (a)	16,745	14,049
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	4,453	4,058
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
3.63%, 3/15/2031	2,018	1,700
4.63%, 1/31/2032	2,709	2,393
		159,834
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,004	6,514
Newell Brands, Inc. 5.63%, 4/1/2036 (g)	2,780	2,490
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	10,160	8,347
		17,351
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,220	7,582
4.13%, 10/15/2030	5,745	4,782
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	6,583	5,477
4.38%, 3/31/2029 (a)	12,397	10,084
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,474	1,438
5.00%, 10/1/2029 (a)	7,976	6,944
5.50%, 7/15/2030 (a)	3,764	3,242
3.88%, 3/15/2031 (a)	3,105	2,409
		41,958
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,017	4,868
4.63%, 2/1/2029 (a)	1,000	849
5.00%, 2/1/2031 (a)	1,050	879
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (e)	5,610	5,222
		11,818
Insurance — 0.0% ^
Massachusetts Mutual Life Insurance Co. (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (f)	600	567
Internet & Direct Marketing Retail — 0.1%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	8,688	6,488
IT Services — 0.2%
Block, Inc.
2.75%, 6/1/2026	3,103	2,757
3.50%, 6/1/2031	7,335	6,035
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
Exela Intermediate LLC 11.50%, 7/15/2026 (a)	725	232
Gartner, Inc.
4.50%, 7/1/2028 (a)	11,763	10,857
3.75%, 10/1/2030 (a)	5,440	4,665
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,050	1,918
		26,464
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (a)	5,895	5,870
3.75%, 4/1/2029 (a)	1,339	1,193
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	10,291	7,661
		14,724
Machinery — 0.1%
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	6,445	5,799
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,275
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,828	3,483
		12,557
Marine — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,920	3,607
6.75%, 6/1/2034 (e)	2,667	2,453
		6,060
Media — 3.1%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	4,775	3,846
AMC Networks, Inc. 5.00%, 4/1/2024	1,086	1,059
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	3,633	1,190
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	21,240	19,023
7.75%, 4/15/2028 (a)	11,539	9,385
CSC Holdings LLC
5.38%, 2/1/2028 (a)	6,367	5,783
7.50%, 4/1/2028 (a)	400	356
6.50%, 2/1/2029 (a)	22,465	20,673
5.75%, 1/15/2030 (a)	500	387
4.63%, 12/1/2030 (a)	5,819	4,161
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	4,545	864
Directv Financing LLC 5.88%, 8/15/2027 (a)	12,658	11,582
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	185

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
DISH DBS Corp.
5.00%, 3/15/2023	6,698	6,555
5.88%, 11/15/2024	55,150	49,911
7.75%, 7/1/2026	10,726	8,457
5.25%, 12/1/2026 (a)	18,295	15,105
GCI LLC 4.75%, 10/15/2028 (a)	6,871	6,192
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,133	1,803
Gray Television, Inc.
5.88%, 7/15/2026 (a)	1,237	1,194
7.00%, 5/15/2027 (a)	4,102	4,044
4.75%, 10/15/2030 (a)	6,346	5,229
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,984	6,596
8.38%, 5/1/2027	4,144	3,650
5.25%, 8/15/2027 (a)	12,831	11,511
4.75%, 1/15/2028 (a)	597	512
Lamar Media Corp.
3.75%, 2/15/2028	710	637
4.88%, 1/15/2029	3,591	3,334
3.63%, 1/15/2031	410	343
Midcontinent Communications 5.38%, 8/15/2027 (a)	1,345	1,258
News Corp. 3.88%, 5/15/2029 (a)	7,317	6,366
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,518	12,871
4.75%, 11/1/2028 (a)	14,336	12,974
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	4,443	4,066
Paramount Global (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	1,712	1,581
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,185	2,700
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,417
4.13%, 12/1/2030 (a)	5,025	4,090
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	23,800	22,405
4.00%, 7/15/2028 (a)	8,320	7,249
5.50%, 7/1/2029 (a)	12,104	11,318
4.13%, 7/1/2030 (a)	2,031	1,721
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,995	5,084
TEGNA, Inc.
4.63%, 3/15/2028	1,360	1,303
5.00%, 9/15/2029	2,757	2,639
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,184
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	330	319
6.63%, 6/1/2027 (a)	1,630	1,573
4.50%, 5/1/2029 (a)	7,029	6,149
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	3,685	3,187
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,483
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	190	189
5.13%, 4/15/2027 (a)	9,402	8,814
3.63%, 6/15/2029 (a)	3,146	2,611
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,430
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	946
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,322
		336,631
Metals & Mining — 0.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,729
6.13%, 5/15/2028 (a)	3,490	3,392
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (g)	200	202
Arconic Corp.
6.00%, 5/15/2025 (a)	4,525	4,440
6.13%, 2/15/2028 (a)	7,144	6,706
ATI, Inc. 5.88%, 12/1/2027	3,085	2,932
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,937
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	3,573	3,613
4.63%, 3/1/2029 (a)	3,797	3,371
4.88%, 3/1/2031 (a)	3,725	3,252
Commercial Metals Co. 4.88%, 5/15/2023	40	40
Constellium SE
5.88%, 2/15/2026 (a)	588	565
5.88%, 2/15/2026 (e)	1,294	1,245
5.63%, 6/15/2028 (a)	700	634
3.75%, 4/15/2029 (a)	1,000	828
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	4,300	4,061
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
FMG Resources August 2006 Pty. Ltd. (Australia) 4.38%, 4/1/2031 (a)	4,385	3,577
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	2,612	2,576
4.38%, 8/1/2028	1,840	1,732
4.25%, 3/1/2030	1,930	1,748
5.40%, 11/14/2034	98	93
5.45%, 3/15/2043	2,072	1,865
Glencore Finance Canada Ltd. 6.00%, 11/15/2041 (a)	685	656
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.76%, 11/15/2048 (e)	5,500	5,184
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	4,015	3,458
4.50%, 6/1/2031 (a)	1,220	961
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (e)	2,900	2,781
Novelis Corp.
3.25%, 11/15/2026 (a)	1,786	1,589
4.75%, 1/30/2030 (a)	5,860	5,098
3.88%, 8/15/2031 (a)	2,995	2,417
		75,682
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	13,787
Series QIB, 4.50%, 9/1/2026 (a)	14,500	12,990
Series QIB, 4.50%, 3/15/2027 (a)	20,000	17,412
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	10,869
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	18,359
		73,417
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	13,020	12,181
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (e)	2,800	2,292
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (c) (d) (f)	5,803	5,606
		7,898
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 3.4%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (e)	2,304	2,192
5.75%, 6/15/2033 (a)	5,974	4,667
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	775	789
5.75%, 3/1/2027 (a)	4,374	4,144
5.75%, 1/15/2028 (a)	1,769	1,677
5.38%, 6/15/2029 (a)	7,939	7,279
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,932
7.63%, 2/1/2029 (a)	2,195	2,233
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (d) (f)	17,690	16,934
Buckeye Partners LP
4.13%, 3/1/2025 (a)	1,981	1,852
3.95%, 12/1/2026	5,855	5,199
4.13%, 12/1/2027	4,490	3,969
4.50%, 3/1/2028 (a)	1,972	1,746
5.60%, 10/15/2044	900	669
California Resources Corp. 7.13%, 2/1/2026 (a)	5,534	5,440
Cheniere Energy Partners LP
4.50%, 10/1/2029	5,210	4,798
4.00%, 3/1/2031	1,050	920
3.25%, 1/31/2032	2,299	1,840
Cheniere Energy, Inc. 4.63%, 10/15/2028	8,225	7,925
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	13,122	12,811
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	5,996	5,723
5.88%, 1/15/2030 (a)	2,395	2,191
Crestwood Midstream Partners LP
5.75%, 4/1/2025	4,829	4,654
5.63%, 5/1/2027 (a)	4,320	4,028
8.00%, 4/1/2029 (a)	4,402	4,364
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022 (c) (d) (f)	235	234
DCP Midstream Operating LP
5.38%, 7/15/2025	3,290	3,298
5.63%, 7/15/2027	2,125	2,152
6.75%, 9/15/2037 (a)	124	132
5.60%, 4/1/2044	25	24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	187

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,999	4,389
4.38%, 6/15/2031 (a)	4,905	4,194
Ecopetrol SA 5.88%, 5/28/2045	5,145	3,539
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,556	7,194
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (e)	2,732	2,628
4.88%, 3/30/2026 (e)	2,711	2,501
Energy Transfer LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (c) (d) (f)	223	180
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (c) (d) (f)	4,442	4,042
5.35%, 5/15/2045	740	652
5.30%, 4/15/2047	430	377
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (c) (d) (f)	460	351
4.15%, 6/1/2025	1,756	1,711
4.85%, 7/15/2026	1,340	1,317
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,323	2,240
6.50%, 7/1/2027 (a)	1,715	1,655
5.50%, 7/15/2028	2,165	1,979
4.50%, 1/15/2029 (a)	2,144	1,846
4.75%, 1/15/2031 (a)	6,258	5,412
EQT Corp.
5.00%, 1/15/2029	1,000	978
3.63%, 5/15/2031 (a)	1,305	1,152
Genesis Energy LP
6.50%, 10/1/2025	515	479
6.25%, 5/15/2026	1,675	1,513
8.00%, 1/15/2027	2,853	2,703
7.75%, 2/1/2028	2,665	2,470
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (e)	1,013	919
Gulfport Energy Corp.
8.00%, 5/17/2026	122	123
8.00%, 5/17/2026 (a)	4,245	4,273
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (h)	3,075	4
6.00%, 10/15/2024 ‡ (h)	6,189	8
6.38%, 1/15/2026 ‡ (h)	27	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	7,865	7,669
5.13%, 6/15/2028 (a)	3,685	3,422
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	75	70
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,308	3,147
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (e)	2,490	2,444
6.50%, 6/30/2027 (e)	5,000	4,865
6.75%, 6/30/2030 (e)	1,553	1,481
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (e)	3,800	3,339
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025 (e)	1,900	1,811
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	2,510	2,536
MPLX LP
Series B, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023 (c) (d) (f)	4,695	4,528
4.50%, 4/15/2038	750	663
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,962	3,625
NuStar Logistics LP
5.75%, 10/1/2025	1,882	1,796
6.00%, 6/1/2026	2,278	2,150
5.63%, 4/28/2027	3,692	3,361
6.38%, 10/1/2030	2,049	1,865
Occidental Petroleum Corp.
5.88%, 9/1/2025	2,825	2,896
8.50%, 7/15/2027	2,762	3,093
6.38%, 9/1/2028	3,215	3,358
8.88%, 7/15/2030	3,112	3,635
6.63%, 9/1/2030	2,225	2,377
6.13%, 1/1/2031	2,412	2,507
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024 (e)	1,400	1,420
8.38%, 11/7/2028 (e)	3,200	3,359
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	14,000	11,830
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	3,718
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	7,100	6,628
5.35%, 2/12/2028	10,300	8,370
5.95%, 1/28/2031	15,950	11,935
6.38%, 1/23/2045	5,548	3,454
6.95%, 1/28/2060	10,150	6,318
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (c) (d) (f)	475	400
Range Resources Corp.
5.00%, 3/15/2023	5,295	5,289
8.25%, 1/15/2029	4,680	4,913
4.75%, 2/15/2030 (a)	990	917
SM Energy Co.
6.75%, 9/15/2026	929	914
6.63%, 1/15/2027	2,903	2,830
Southwestern Energy Co.
5.70%, 1/23/2025 (g)	570	570
7.75%, 10/1/2027	160	166
8.38%, 9/15/2028	285	300
5.38%, 3/15/2030	6,061	5,681
4.75%, 2/1/2032	1,149	1,024
Sunoco LP
6.00%, 4/15/2027	1,250	1,209
4.50%, 5/15/2029	3,544	3,011
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	4,955	4,961
6.00%, 3/1/2027 (a)	2,655	2,423
5.50%, 1/15/2028 (a)	1,749	1,512
6.00%, 12/31/2030 (a)	750	656
6.00%, 9/1/2031 (a)	2,255	1,973
Targa Resources Partners LP
6.50%, 7/15/2027	4,596	4,728
5.00%, 1/15/2028	3,225	3,144
6.88%, 1/15/2029	2,240	2,289
5.50%, 3/1/2030	4,190	4,093
4.88%, 2/1/2031	2,025	1,877
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (f)	6,000	5,519
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	1,839
		362,553
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (e)	3,000	3,008
Personal Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,405	12,379
4.13%, 4/1/2029 (a)	2,898	2,491
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Products — continued
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	4,084	3,360
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,088	3,771
3.75%, 4/1/2031 (a)	3,300	2,640
		24,641
Pharmaceuticals — 1.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	26,717	16,030
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	15,240	12,573
9.00%, 12/15/2025 (a)	20,940	12,996
5.75%, 8/15/2027 (a)	6,600	4,813
5.00%, 1/30/2028 (a)	2,673	1,002
4.88%, 6/1/2028 (a)	5,078	3,510
5.00%, 2/15/2029 (a)	13,177	5,139
6.25%, 2/15/2029 (a)	256	97
7.25%, 5/30/2029 (a)	8,000	3,080
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	980	925
3.13%, 2/15/2029 (a)	1,440	1,194
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (g)	8,295	7,714
Endo Dac
5.88%, 10/15/2024 (a)	700	604
9.50%, 7/31/2027 (a) (h)	135	35
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a)	1,520	1,304
Jazz Securities DAC 4.38%, 1/15/2029 (a)	10,576	9,537
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a)	8,910	8,030
10.00%, 6/15/2029 (a)	167	84
Organon & Co.
4.13%, 4/30/2028 (a)	17,386	15,598
5.13%, 4/30/2031 (a)	3,905	3,417
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	7,330	6,230
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,159
		116,071
Real Estate Management & Development — 0.0% ^
Realogy Group LLC 5.75%, 1/15/2029 (a)	1,475	1,156
Road & Rail — 0.4%
Avis Budget Car Rental LLC
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	189

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
5.75%, 7/15/2027 (a)	4,636	4,359
4.75%, 4/1/2028 (a)	7,410	6,468
5.38%, 3/1/2029 (a)	8,175	7,124
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (e) (h)	2,755	138
6.00%, 1/15/2028 (e) (h)	1,450	87
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,292
Hertz Corp. (The)
6.25%, 10/15/2022 (h)	185	1
5.50%, 10/15/2024 (a) (h)	5,875	29
4.63%, 12/1/2026 (a)	4,403	3,771
5.00%, 12/1/2029 (a)	6,458	5,195
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,332
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	1,950	1,963
7.50%, 9/15/2027 (a)	6,595	6,603
4.50%, 8/15/2029 (a)	5,514	4,787
		45,149
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,020	4,904
Entegris Escrow Corp. 4.75%, 4/15/2029 (a)	1,500	1,379
Entegris, Inc.
4.38%, 4/15/2028 (a)	6,018	5,312
3.63%, 5/1/2029 (a)	2,046	1,723
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	12,231	10,908
		24,226
Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	599
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,799	4,964
4.88%, 7/1/2029 (a)	5,928	4,900
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	3,545	3,010
NCR Corp.
5.75%, 9/1/2027 (a)	5,255	5,054
5.00%, 10/1/2028 (a)	5,009	4,715
5.13%, 4/15/2029 (a)	7,957	7,430
6.13%, 9/1/2029 (a)	4,566	4,354
5.25%, 10/1/2030 (a)	951	878
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	13,655	12,939
		48,843
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,665	3,273
4.63%, 11/15/2029 (a)	2,271	1,947
4.75%, 3/1/2030	2,672	2,271
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	892
5.25%, 2/1/2028	57	51
7.50%, 6/15/2029	3,254	3,130
6.75%, 7/1/2036	4,560	3,935
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,362
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,195	1,529
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,120	3,520
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	3,845	3,560
3.88%, 6/1/2029 (a)	5,572	4,703
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,180	4,382
PetSmart, Inc.
4.75%, 2/15/2028 (a)	17,100	15,237
7.75%, 2/15/2029 (a)	8,732	8,230
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	9,161	8,109
6.13%, 7/1/2029 (a)	3,420	2,837
Staples, Inc.
7.50%, 4/15/2026 (a)	11,378	9,615
10.75%, 4/15/2027 (a)	4,249	3,123
		82,706
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman 3.13%, 7/15/2029	5,160	4,098
Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,100	1,756
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	10,190	8,203
		9,959
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,230	973
4.54%, 8/15/2047	910	664
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	11,880	12,060
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,149
		14,846
Trading Companies & Distributors — 0.5%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,888	8,392
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,973	16,108
United Rentals North America, Inc.
5.50%, 5/15/2027	4,720	4,674
4.88%, 1/15/2028	9,925	9,276
3.88%, 2/15/2031	1,117	966
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	9,034	9,036
7.25%, 6/15/2028 (a)	5,946	5,995
		54,447
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil)
7.50%, 12/31/2031 (a)	1,171	1,091
7.50%, 12/31/2031 (e)	4,603	4,284
		5,375
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV (Mexico) 5.38%, 4/4/2032 (a)	2,937	2,697
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,167	5,836
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (e)	5,500	4,418
Millicom International Cellular SA (Colombia)
5.13%, 1/15/2028 (e)	3,240	2,972
6.25%, 3/25/2029 (a)	900	853
Oztel Holdings SPC Ltd. (Oman) 6.63%, 4/24/2028 (e)	1,700	1,742
Sprint Corp.
7.13%, 6/15/2024	6,807	7,028
7.63%, 2/15/2025	7,864	8,228
7.63%, 3/1/2026	24,235	25,632
T-Mobile USA, Inc. 4.75%, 2/1/2028	9,676	9,464
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,663
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	3,300	3,407
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	12,225	9,590
		83,530
Total Corporate Bonds (Cost $3,948,760)		3,488,310
Commercial Mortgage-Backed Securities — 27.2%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (i)	600	572
Acrc 5.25%, 11/15/2026 ‡ (a)	35,000	33,906
Areit Frn 2.75%, 8/17/2026 ‡ (a) (i)	29,000	29,000
AREIT Trust (Cayman Islands)
Series 2022-CRE6, Class D, 4.86%, 1/16/2037 ‡ (a) (i)	4,050	3,860
Series 2021-CRE5, Class D, 5.03%, 11/17/2038 ‡ (a) (i)	12,500	11,767
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	7,500	7,041
Banc of America Commercial Mortgage Trust Series 2007-4, Class H, 6.35%, 2/10/2051 ‡ (a) (i)	1,592	1,589
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 ‡ (a)	8,795	6,645
Series 2019-BN16, Class F, 3.85%, 2/15/2052 ‡ (a) (i)	3,000	1,872
Series 2019-BN17, Class D, 3.00%, 4/15/2052 ‡ (a)	2,800	2,119
Series 2019-BN17, Class E, 3.00%, 4/15/2052 ‡ (a)	2,500	1,778
Series 2019-BN21, Class XA, IO, 0.97%, 10/17/2052 (i)	119,988	5,471
Series 2019-BN21, Class E, 2.50%, 10/17/2052 ‡ (a)	8,600	5,725
Series 2019-BN21, Class F, 2.68%, 10/17/2052 ‡ (a)	4,841	2,774
Series 2019-BN23, Class XA, IO, 0.81%, 12/15/2052 (i)	38,771	1,536
Series 2019-BN23, Class E, 2.50%, 12/15/2052 ‡ (a)	7,560	5,024
Series 2019-BN23, Class F, 2.75%, 12/15/2052 ‡ (a)	3,000	1,711
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-BN29, Class D, 2.50%, 11/15/2053 ‡ (a)	5,000	3,488
Series 2020-BN29, Class E, 2.50%, 11/15/2053 ‡ (a)	3,500	2,237
Series 2020-BN30, Class F, 2.00%, 12/15/2053 ‡ (a) (i)	5,000	2,613
Series 2020-BN30, Class D, 2.50%, 12/15/2053 ‡ (a) (i)	5,231	3,662
Series 2020-BN30, Class E, 2.50%, 12/15/2053 ‡ (a) (i)	4,145	2,649
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 ‡ (a)	2,149	1,559
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 ‡ (a) (i)	1,000	778
Series 2017-BNK5, Class C, 4.33%, 6/15/2060 ‡ (i)	2,050	1,857
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (i)	132,263	654
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	3,000	2,269
Series 2018-BN14, Class F, 3.94%, 9/15/2060 ‡ (a)	1,000	561
Series 2018-BN10, Class D, 2.60%, 2/15/2061 ‡ (a)	1,500	1,104
Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (a)	1,250	899
Series 2019-BN19, Class XA, IO, 1.09%, 8/15/2061 (i)	22,055	1,123
Series 2018-BN13, Class D, 3.00%, 8/15/2061 ‡ (a)	2,000	1,439
Series 2018-BN15, Class E, 3.00%, 11/15/2061 ‡ (a)	2,000	1,356
Series 2019-BN18, Class E, 3.00%, 5/15/2062 ‡ (a)	2,150	1,506
Series 2019-BN18, Class F, 3.33%, 5/15/2062 ‡ (a)	3,000	1,836
Series 2019-BN20, Class XA, IO, 0.94%, 9/15/2062 (i)	50,199	2,220
Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	6,721	4,756
Series 2019-BN20, Class E, 2.50%, 9/15/2062 ‡ (a)	8,600	5,727
Series 2019-BN24, Class XA, IO, 0.76%, 11/15/2062 (i)	99,819	3,731
Series 2019-BN22, Class D, 2.50%, 11/15/2062 ‡ (a)	4,250	3,045
Series 2019-BN24, Class D, 2.50%, 11/15/2062 ‡ (a)	7,380	5,287
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (i)	81,091	4,015
Series 2020-BN25, Class E, 2.50%, 1/15/2063 ‡ (a)	4,250	2,831
Series 2020-BN26, Class D, 2.50%, 3/15/2063 ‡ (a)	3,250	2,291
Series 2020-BN26, Class E, 2.50%, 3/15/2063 ‡ (a)	5,520	3,539
Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063 (i)	173,686	10,418
Series 2021-BN33, Class XA, IO, 1.17%, 5/15/2064 (i)	134,770	8,470
Series 2021-BN33, Class D, 2.50%, 5/15/2064 ‡ (a)	3,700	2,498
Series 2021-BN33, Class E, 2.50%, 5/15/2064 ‡ (a)	3,850	2,408
Series 2021-BN33, Class C, 3.30%, 5/15/2064 ‡	7,609	6,034
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (i)	40,000	1,719
Series 2021-BN35, Class XA, IO, 1.15%, 6/15/2064 (i)	27,873	1,772
Series 2021-BN35, Class E, 2.50%, 6/15/2064 ‡ (a) (i)	5,300	3,292
Barclays Commercial Mortgage Trust
Series 2019-C4, Class D, 3.25%, 8/15/2052 ‡ (a)	8,451	6,434
Series 2019-C5, Class XA, IO, 1.01%, 11/15/2052 (i)	95,323	3,970
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 4.83%, 3/15/2037 ‡ (a) (i)	6,000	5,037
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (i)	30,040	2,088
Series 2021-C11, Class XA, IO, 1.50%, 9/15/2054 (i)	161,627	13,240
BBCMS MORTGAGE TRUST Series 2017-C1, Class D, 3.66%, 2/15/2050 ‡ (a) (i)	1,000	785
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 ‡ (a)	2,000	1,408
Series 2018-B1, Class C, 4.29%, 1/15/2051 ‡ (i)	1,000	875
Series 2018-B2, Class XA, IO, 0.57%, 2/15/2051 (i)	44,503	675
Series 2018-B5, Class C, 4.76%, 7/15/2051 ‡ (i)	3,500	3,195
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-B8, Class D, 3.00%, 1/15/2052 ‡ (a)	3,050	2,230
Series 2019-B9, Class F, 3.92%, 3/15/2052 ‡ (a) (i)	6,000	3,771
Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	1,900	1,370
Series 2020-B16, Class E, 2.50%, 2/15/2053 ‡ (a)	7,250	4,769
Series 2020-B21, Class E, 2.00%, 12/17/2053 ‡ (a)	2,500	1,503
Series 2020-B21, Class F, 2.00%, 12/17/2053 ‡ (a)	15,017	7,633
Series 2021-B26, Class F, 1.98%, 6/15/2054 ‡ (a) (i)	9,851	4,717
Series 2019-B14, Class E, 2.50%, 12/15/2062 ‡ (a)	3,000	1,953
Series 2019-B15, Class E, 2.75%, 12/15/2072 ‡ (a)	9,150	6,241
Series 2019-B15, Class F, 2.75%, 12/15/2072 ‡ (a) (i)	5,000	2,800
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 4A, PO, 5/25/2052 (a)	5,000	3,573
Series 2019-FRR1, Class 1A1, 4.76%, 5/25/2052 (a) (i)	3,968	3,951
Series 2019-FRR1, Class 1A5, 6.46%, 5/25/2052 (a) (i)	2,193	2,183
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 (a)	22,815	19,010
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 (a)	10,499	6,967
BX
Series 2021-MFM1, Class E, 4.64%, 1/15/2034 ‡ (a) (i)	3,250	3,074
Series 2021-MFM1, Class F, 5.39%, 1/15/2034 ‡ (a) (i)	2,000	1,887
BX Commercial Mortgage Trust
Series 2020-VIV4, Class X, IO, 0.82%, 11/10/2042 (a) (i)	211,200	9,206
Series 2020-VIV4, Class A, 2.84%, 3/9/2044 (a)	15,000	12,828
Series 2020-VIV2, Class C, 3.66%, 3/9/2044 ‡ (a) (i)	15,175	12,760
Series 2020-VIV3, Class B, 3.66%, 3/9/2044 ‡ (a) (i)	19,350	16,796
Series 2020-VIVA, Class D, 3.67%, 3/11/2044 ‡ (a) (i)	11,000	8,719
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BX Trust
Series 2022-PSB, Class A, 4.76%, 8/15/2039 (a) (i)	17,000	16,963
Series 2022-PSB, Class E, 8.64%, 8/15/2039 (a) (i)	7,400	7,433
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (i)	64,284	3,750
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052 ‡ (a)	2,300	1,511
Series 2019-CF2, Class F, 3.00%, 11/15/2052 ‡ (a) (i)	10,000	5,692
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡ (a)	10,400	8,380
Series 2021-FRR1, Class CK45, 1.41%, 2/28/2025 ‡ (a) (i)	12,500	10,747
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 ‡ (a)	8,200	6,178
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 ‡ (a)	20,000	14,844
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡ (a)	6,700	4,974
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡ (a)	2,500	1,870
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡ (a)	6,970	4,104
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	4,976
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡ (a)	14,000	7,662
Series 2021-FRR1, Class BK58, 2.49%, 9/29/2029 ‡ (a) (i)	11,000	9,068
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 ‡ (i)	3,000	2,682
Series 2017-CD3, Class D, 3.25%, 2/10/2050 ‡ (a)	700	492
Series 2017-CD4, Class D, 3.30%, 5/10/2050 ‡ (a)	1,550	1,231
Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (a)	266	204
Series 2017-CD6, Class C, 4.38%, 11/13/2050 ‡ (i)	914	824
Series 2018-CD7, Class D, 3.26%, 8/15/2051 ‡ (a) (i)	1,629	1,212
Series 2019-CD8, Class XB, IO, 0.85%, 8/15/2057 (a) (i)	78,512	3,289
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	193

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-CD8, Class E, 3.00%, 8/15/2057 ‡ (a)	1,500	952
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049 ‡	1,000	916
Series 2016-C6, Class C, 4.33%, 11/10/2049 ‡ (i)	800	714
Series 2016-C6, Class D, 4.33%, 11/10/2049 ‡ (a) (i)	1,900	1,515
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 ‡ (a)	4,359	3,346
Series 2017-B1, Class E, 3.30%, 8/15/2050 ‡ (a) (i)	2,809	1,814
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a) (i)	4,500	4,485
Series 2012-GC8, Class D, 4.94%, 9/10/2045 ‡ (a) (i)	1,875	1,678
Series 2013-GC17, Class C, 5.25%, 11/10/2046 ‡ (i)	2,000	1,946
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (i)	6,500	6,247
Series 2014-GC25, Class D, 3.55%, 10/10/2047 ‡ (a)	3,750	3,361
Series 2015-GC29, Class D, 3.11%, 4/10/2048 ‡ (a)	4,500	3,908
Series 2015-GC31, Class D, 4.17%, 6/10/2048 ‡ (i)	3,800	3,128
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	1,937
Series 2016-P4, Class C, 4.10%, 7/10/2049 ‡ (i)	5,624	5,122
Series 2016-C2, Class D, 3.25%, 8/10/2049 ‡ (a) (i)	1,500	1,197
Series 2016-C2, Class C, 4.03%, 8/10/2049 ‡ (i)	7,434	6,680
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	1,294	913
Series 2017-C4, Class D, 3.00%, 10/12/2050 ‡ (a)	5,452	4,175
Series 2019-GC43, Class E, 3.00%, 11/10/2052 ‡ (a)	5,287	3,694
Series 2020-GC46, Class XA, IO, 1.10%, 2/15/2053 (i)	164,995	8,882
Series 2020-GC46, Class E, 2.60%, 2/15/2053 ‡ (a)	4,500	2,973
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-GC41, Class E, 3.00%, 8/10/2056 ‡ (a)	5,000	3,408
Series 2015-GC33, Class D, 3.17%, 9/10/2058 ‡	8,000	6,504
Series 2015-GC33, Class E, 4.73%, 9/10/2058 ‡ (a) (i)	4,330	2,915
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (i)	1,630	1,485
Series 2020-CBM, Class E, 3.75%, 2/10/2037 ‡ (a) (i)	2,670	2,373
Series 2020-CBM, Class F, 3.75%, 2/10/2037 ‡ (a) (i)	17,870	15,546
Series 2013-CR8, Class D, 4.05%, 6/10/2046 ‡ (a) (i)	750	730
Series 2013-CR13, Class E, 5.04%, 11/10/2046 ‡ (a) (i)	1,500	1,061
Series 2014-UBS2, Class D, 5.15%, 3/10/2047 ‡ (a) (i)	3,210	3,008
Series 2014-LC15, Class D, 5.17%, 4/10/2047 ‡ (a) (i)	3,500	3,276
Series 2014-CR19, Class E, 4.35%, 8/10/2047 ‡ (a) (i)	6,000	5,203
Series 2014-CR19, Class D, 4.85%, 8/10/2047 ‡ (a) (i)	2,500	2,305
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (a)	4,760	3,888
Series 2014-LC17, Class D, 3.69%, 10/10/2047 ‡ (a)	25,708	22,835
Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (i)	2,600	2,214
Series 2015-LC19, Class D, 2.87%, 2/10/2048 ‡ (a)	3,000	2,615
Series 2015-CR22, Class D, 4.21%, 3/10/2048 ‡ (a) (i)	4,173	3,737
Series 2015-CR23, Class D, 4.43%, 5/10/2048 ‡ (i)	1,490	1,289
Series 2015-LC21, Class E, 3.25%, 7/10/2048 ‡ (a)	3,000	2,028
Series 2015-LC21, Class D, 4.48%, 7/10/2048 ‡ (i)	4,200	3,674
Series 2015-CR24, Class D, 3.46%, 8/10/2048 ‡ (i)	1,458	1,249
Series 2015-CR25, Class D, 3.93%, 8/10/2048 ‡ (i)	1,000	823
Series 2015-CR27, Class D, 3.60%, 10/10/2048 ‡ (a) (i)	2,072	1,766
Series 2015-LC23, Class D, 3.72%, 10/10/2048 ‡ (a) (i)	2,000	1,765
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-LC23, Class E, 3.72%, 10/10/2048 ‡ (a) (i)	3,500	2,907
Series 2016-CR28, Class E, 4.26%, 2/10/2049 ‡ (a) (i)	3,588	3,045
Series 2016-DC2, Class C, 4.82%, 2/10/2049 ‡ (i)	2,500	2,344
Series 2016-COR1, Class XB, IO, 0.58%, 10/10/2049 (a) (i)	27,554	431
Series 2016-COR1, Class C, 4.47%, 10/10/2049 ‡ (i)	1,000	929
Series 2013-CR11, Class D, 5.28%, 8/10/2050 ‡ (a) (i)	3,402	3,301
Series 2018-COR3, Class D, 2.96%, 5/10/2051 ‡ (a) (i)	3,250	2,335
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	5,488
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 ‡ (i)	3,298	2,818
Series 2016-C5, Class D, 3.80%, 11/15/2048 ‡ (a) (i)	2,750	2,157
Series 2018-CX11, Class C, 5.01%, 4/15/2051 ‡ (i)	6,734	6,162
Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (i)	5,500	4,811
Series 2019-C17, Class D, 2.50%, 9/15/2052 ‡ (a)	5,500	3,743
Series 2019-C18, Class XB, IO, 0.25%, 12/15/2052 (i)	61,932	657
Series 2019-C18, Class XA, IO, 1.19%, 12/15/2052 (i)	51,815	2,582
Series 2019-C18, Class E, 2.50%, 12/15/2052 ‡ (a)	10,015	6,723
Series 2021-C20, Class E, 2.25%, 3/15/2054 ‡ (a)	5,659	3,493
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (i)	11,500	10,800
DBGS Mortgage Trust Series 2018-C1, Class D, 3.03%, 10/15/2051 ‡ (a) (i)	1,000	760
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 ‡ (a) (i)	2,950	2,311
Series 2016-C3, Class E, 4.37%, 8/10/2049 ‡ (a) (i)	1,250	898
Series 2017-C6, Class D, 3.32%, 6/10/2050 ‡ (a) (i)	1,800	1,421
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (i)	80,000	6,972
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (i)	50,000	4,337
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (i)	15,068	1,481
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	4,097
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (i)	20,000	2,539
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (i)	36,687	6,661
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (i)	50,000	4,590
Series 2021-P011, Class X1, IO, 1.84%, 9/25/2045 (i)	10,318	1,391
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (i)	56,809	7,701
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 5.53%, 7/25/2041 (a) (i)	14,070	12,213
Series 2021-MN2, Class B1, 7.68%, 7/25/2041 (a) (i)	2,000	1,652
Series 2021-MN1, Class M1, 4.18%, 1/25/2051 (a) (i)	827	799
Series 2021-MN1, Class M2, 5.93%, 1/25/2051 (a) (i)	14,640	13,546
Series 2021-MN1, Class B1, 9.93%, 1/25/2051 (a) (i)	2,100	2,023
Series 2021-MN3, Class B1, 9.03%, 11/25/2051 (a) (i)	3,500	3,116
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023 (i)	6,272	12
Series K729, Class X1, IO, 0.47%, 10/25/2024 (i)	16,782	95
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (i)	95,285	1,028
Series K731, Class X3, IO, 2.18%, 5/25/2025 (i)	11,529	595
Series K733, Class X3, IO, 2.26%, 1/25/2026 (i)	17,500	1,016
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (i)	37,587	764
Series K734, Class X3, IO, 2.24%, 7/25/2026 (i)	33,910	2,301
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	195

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K737, Class X1, IO, 0.75%, 10/25/2026 (i)	147,072	3,045
Series KC04, Class X1, IO, 1.41%, 12/25/2026 (i)	47,716	1,543
Series K064, Class X3, IO, 2.21%, 5/25/2027 (i)	18,830	1,554
Series KC05, Class X1, IO, 1.34%, 6/25/2027 (i)	106,614	3,579
Series K740, Class X1, IO, 0.84%, 9/25/2027 (i)	14,933	470
Series K741, Class X1, IO, 0.66%, 12/25/2027 (i)	52,390	1,326
Series K742, Class X1, IO, 0.87%, 3/25/2028 (i)	28,986	892
Series K742, Class X3, IO, 2.69%, 4/25/2028 (i)	16,000	1,876
Series K075, Class X3, IO, 2.20%, 5/25/2028 (i)	5,471	534
Series K080, Class X1, IO, 0.26%, 7/25/2028 (i)	84,052	678
Series K745, Class X1, IO, 0.77%, 8/25/2028 (i)	99,917	3,350
Series K086, Class X1, IO, 0.39%, 11/25/2028 (i)	31,091	436
Series K084, Class X3, IO, 2.31%, 11/25/2028 (i)	19,450	2,177
Series K090, Class X1, IO, 0.85%, 2/25/2029 (i)	31,984	1,256
Series K096, Class X3, IO, 2.11%, 7/25/2029 (i)	48,669	5,292
Series K101, Class X3, IO, 1.95%, 10/25/2029 (i)	101,000	10,853
Series K090, Class X3, IO, 2.39%, 10/25/2029 (i)	152,080	18,458
Series K109, Class X1, IO, 1.70%, 4/25/2030 (i)	17,927	1,674
Series K111, Class X1, IO, 1.68%, 5/25/2030 (i)	19,914	1,888
Series K115, Class X1, IO, 1.43%, 6/25/2030 (i)	4,602	369
Series K116, Class X1, IO, 1.53%, 7/25/2030 (i)	22,921	1,966
Series K121, Class XAM, IO, 1.29%, 11/25/2030 (i)	21,236	1,700
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (i)	17,689	1,140
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (i)	30,467	1,590
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K128, Class X3, IO, 2.88%, 4/25/2031 (i)	35,600	6,402
Series K129, Class XAM, IO, 1.33%, 5/25/2031 (i)	23,800	2,049
Series K129, Class X3, IO, 3.28%, 5/25/2031 (i)	34,500	7,219
Series K130, Class X1, IO, 1.14%, 6/25/2031 (i)	69,942	4,979
Series K131, Class X1, IO, 0.83%, 7/25/2031 (i)	34,969	1,811
Series K131, Class XAM, IO, 1.04%, 7/25/2031 (i)	47,926	3,280
Series K131, Class X3, IO, 3.05%, 9/25/2031 (i)	19,369	3,835
Series K159, Class X1, IO, 0.26%, 11/25/2033 (i)	56,396	660
Series KX04, Class XFX, IO, 1.85%, 1/25/2034 (i)	82,206	6,190
Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (i)	10,261	2,877
Series K723, Class X3, IO, 1.97%, 10/25/2034 (i)	6,842	137
Series K-1515, Class X1, IO, 1.64%, 2/25/2035 (i)	19,922	2,558
Series K153, Class X3, IO, 3.91%, 4/25/2035 (i)	9,945	2,562
Series K-1516, Class X1, IO, 1.63%, 5/25/2035 (i)	41,775	5,677
Series K-1517, Class X1, IO, 1.44%, 7/25/2035 (i)	51,073	6,139
Series Q012, Class X, IO, 4.14%, 9/25/2035 (i)	34,033	6,866
Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (i)	41,103	3,136
Series K155, Class X3, IO, 3.23%, 5/25/2036 (i)	5,560	1,335
Series K-1521, Class X1, IO, 1.10%, 8/25/2036 (i)	37,635	3,429
Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (i)	27,488	7,486
Series K-1517, Class X3, IO, 3.39%, 8/25/2038 (i)	15,750	4,320
Series K-1518, Class X3, IO, 3.00%, 10/25/2038 (i)	26,265	6,746
Series K-1516, Class X3, IO, 3.57%, 10/25/2038 (i)	22,000	6,643
Series K-1519, Class X3, IO, 2.90%, 12/25/2038 (i)	17,700	4,417
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (i)	19,000	5,226
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (i)	10,834	3,363
Series K036, Class X3, IO, 2.18%, 12/25/2041 (i)	3,253	77
Series K720, Class X3, IO, 2.13%, 8/25/2042 (i)	1,106	—
Series K721, Class X3, IO, 1.44%, 11/25/2042 (i)	8,367	—
Series K041, Class X3, IO, 1.70%, 11/25/2042 (i)	4,580	138
Series K054, Class X3, IO, 1.65%, 4/25/2043 (i)	2,745	128
Series K047, Class X3, IO, 1.55%, 6/25/2043 (i)	3,400	125
Series K050, Class X3, IO, 1.61%, 10/25/2043 (i)	5,232	208
Series K051, Class X3, IO, 1.67%, 10/25/2043 (i)	4,995	214
Series K052, Class X3, IO, 1.67%, 1/25/2044 (i)	2,915	131
Series K726, Class X3, IO, 2.22%, 7/25/2044 (i)	36,795	1,237
Series K067, Class X3, IO, 2.19%, 9/25/2044 (i)	8,580	744
Series K727, Class X3, IO, 2.07%, 10/25/2044 (i)	15,000	512
Series K068, Class X3, IO, 2.13%, 10/25/2044 (i)	19,730	1,683
Series K059, Class X3, IO, 1.98%, 11/25/2044 (i)	8,000	541
Series K729, Class X3, IO, 2.03%, 11/25/2044 (i)	21,410	786
Series K724, Class X3, IO, 1.95%, 12/25/2044 (i)	4,930	104
Series K070, Class X3, IO, 2.11%, 12/25/2044 (i)	42,245	3,740
Series K730, Class X3, IO, 2.10%, 2/25/2045 (i)	47,270	2,006
Series K065, Class X3, IO, 2.26%, 7/25/2045 (i)	13,305	1,130
Series K728, Class X3, IO, 2.02%, 11/25/2045 (i)	8,775	359
Series K071, Class X3, IO, 2.08%, 11/25/2045 (i)	12,470	1,091
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	20,640	1,934
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	132,506	15,917
Series K087, Class X3, IO, 2.40%, 1/25/2046 (i)	89,384	10,470
Series K091, Class X3, IO, 2.36%, 4/25/2046 (i)	81,933	10,133
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	2,680	282
Series K079, Class X3, IO, 2.33%, 7/25/2046 (i)	9,000	965
Series K097, Class X3, IO, 2.09%, 9/25/2046 (i)	93,876	10,436
Series K081, Class X3, IO, 2.31%, 9/25/2046 (i)	29,425	3,229
Series K082, Class X3, IO, 2.29%, 10/25/2046 (i)	27,200	2,900
Series K083, Class X3, IO, 2.37%, 11/25/2046 (i)	15,000	1,691
Series K103, Class X3, IO, 1.91%, 12/25/2046 (i)	80,100	8,467
Series K102, Class X3, IO, 1.96%, 12/25/2046 (i)	69,791	7,495
Series K104, Class X3, IO, 1.96%, 2/25/2047 (i)	45,985	5,062
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	104,287	12,886
Series K735, Class X3, IO, 2.23%, 5/25/2047 (i)	40,000	2,706
Series K093, Class X3, IO, 2.28%, 5/25/2047 (i)	136,527	16,225
Series K092, Class X3, IO, 2.32%, 5/25/2047 (i)	91,000	11,019
Series K094, Class X3, IO, 2.20%, 7/25/2047 (i)	35,331	4,126
Series K095, Class X3, IO, 2.17%, 8/25/2047 (i)	91,253	10,385
Series K736, Class X3, IO, 2.08%, 9/25/2047 (i)	89,230	5,885
Series K116, Class X3, IO, 3.12%, 9/25/2047 (i)	23,000	4,249
Series K099, Class X3, IO, 2.02%, 10/25/2047 (i)	49,100	5,296
Series K098, Class X3, IO, 2.07%, 10/25/2047 (i)	145,702	15,943
Series K740, Class X3, IO, 2.57%, 11/25/2047 (i)	21,423	2,228
Series K737, Class X3, IO, 1.83%, 1/25/2048 (i)	74,853	4,689
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K106, Class X3, IO, 1.99%, 3/25/2048 (i)	100,622	11,220
Series K105, Class X3, IO, 2.04%, 3/25/2048 (i)	118,746	13,819
Series K111, Class X3, IO, 3.29%, 4/25/2048 (i)	52,234	9,994
Series K108, Class X3, IO, 3.61%, 4/25/2048 (i)	75,067	15,299
Series K738, Class X3, IO, 3.43%, 5/25/2048 (i)	71,537	8,871
Series K109, Class X3, IO, 3.50%, 5/25/2048 (i)	17,170	3,431
Series K110, Class X3, IO, 3.52%, 6/25/2048 (i)	28,200	5,679
Series K112, Class X3, IO, 3.11%, 7/25/2048 (i)	47,630	8,626
Series K114, Class X3, IO, 2.83%, 8/25/2048 (i)	10,750	1,763
Series K130, Class X3, IO, 3.20%, 8/25/2048 (i)	7,934	1,643
Series K119, Class X3, IO, 2.82%, 9/25/2048 (i)	7,800	1,317
Series K115, Class X3, IO, 3.06%, 9/25/2048 (i)	19,533	3,492
Series K117, Class X3, IO, 2.97%, 10/25/2048 (i)	36,500	6,472
Series K120, Class X3, IO, 2.83%, 11/25/2048 (i)	38,372	6,546
Series K121, Class X3, IO, 2.87%, 11/25/2048 (i)	48,007	8,385
Series K739, Class X3, IO, 2.90%, 11/25/2048 (i)	39,675	4,556
Series K122, Class X3, IO, 2.72%, 1/25/2049 (i)	36,631	5,999
Series K124, Class X3, IO, 2.71%, 2/25/2049 (i)	20,255	3,376
Series K123, Class X3, IO, 2.72%, 2/25/2049 (i)	20,167	3,348
Series K125, Class X3, IO, 2.75%, 2/25/2049 (i)	9,230	1,563
Series K127, Class X3, IO, 2.75%, 3/25/2049 (i)	7,443	1,268
Series K743, Class X3, IO, 3.06%, 6/25/2049 (i)	5,000	686
Series Q014, Class X, IO, 2.80%, 10/25/2055 (i)	5,574	1,107
FNMA ACES
Series 2015-M1, Class X2, IO, 0.60%, 9/25/2024 (i)	21,554	180
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (i)	72,651	45
Series 2019-STl B, Class ASQ2, 9.25%, 10/11/2026 ‡	7,700	7,700
Series 2019-M28, Class XAV3, IO, 1.28%, 2/25/2027 (i)	33,507	1,098
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027 (i)	50,720	196
Series 2020-M10, Class X7, IO, 1.81%, 11/25/2027 (i)	40,070	2,884
Series 2020-M26, Class X3, IO, 1.82%, 1/25/2028 (i)	28,020	1,695
Series 2020-M4, Class 1X2, IO, 0.85%, 2/25/2028 (i)	15,231	516
Series 2020-M4, Class 1X3, IO, 1.13%, 2/25/2028 (i)	83,510	3,782
Series 2020-M33, Class X, IO, 2.01%, 6/25/2028 (i)	35,273	2,491
Series 2019-M30, Class X4, IO, 1.07%, 8/25/2028 (i)	40,431	1,060
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (i)	18,685	1,285
Series 2019-M31, Class X, IO, 1.42%, 9/25/2028 (i)	32,185	1,890
Series 2019-M30, Class X1, IO, 0.37%, 11/25/2028 (i)	94,476	1,276
Series 2020-M10, Class X3, IO, 1.41%, 11/25/2028 (i)	62,274	3,906
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (i)	55,523	3,963
Series 2019-M12, Class X, IO, 0.70%, 6/25/2029 (i)	155,153	4,255
Series 2019-M19, Class X2, IO, 0.74%, 9/25/2029 (i)	86,604	3,055
Series 2019-M32, Class X2, IO, 1.22%, 10/25/2029 (i)	29,067	1,707
Series 2019-M30, Class X2, IO, 0.24%, 12/25/2029 (i)	112,999	1,032
Series 2020-M3, Class X1, IO, 0.45%, 2/25/2030 (i)	18,274	404
Series 2019-M28, Class XA2, IO, 0.65%, 2/25/2030 (i)	23,683	714
Series 2019-M28, Class XA3, IO, 1.04%, 2/25/2030 (i)	42,296	2,083
Series 2020-M6, Class XD, IO, 1.08%, 2/25/2030 (i)	8,151	396
Series 2020-M19, Class X1, IO, 0.52%, 5/25/2030 (i)	29,628	731
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M7, Class X, IO, 1.13%, 7/25/2030 (i)	35,183	1,930
Series 2020-M10, Class X1, IO, 1.91%, 12/25/2030 (i)	109,436	11,784
Series 2021-M16, Class X, IO, 0.83%, 1/1/2031 (i)	122,557	4,355
Series 2019-M21, Class X2, IO, 1.42%, 2/25/2031 (i)	73,814	6,010
Series 2020-M22, Class X, IO, 1.04%, 3/25/2031 (i)	80,561	4,226
Series 2020-M39, Class X2, IO, 1.67%, 8/25/2031 (i)	42,976	3,744
Series 2022-M2, Class X2, IO, 0.30%, 1/25/2032 (i)	66,116	1,060
Series 2020-M21, Class XA, IO, 1.15%, 3/25/2032 (i)	72,369	5,276
Series 2020-M26, Class X1, IO, 0.69%, 4/25/2032 (i)	23,437	866
Series 2020-M47, Class X1, IO, 0.75%, 10/25/2032 (i)	64,543	1,974
Series 2020-M31, Class X1, IO, 0.96%, 10/25/2032 (i)	95,366	3,657
Series 2019-M30, Class X5, IO, 0.44%, 5/25/2033 (i)	139,482	2,911
Series 2019-M31, Class X1, IO, 1.19%, 4/25/2034 (i)	40,085	3,110
Series 2018-M15, Class X, IO, 0.82%, 1/25/2036 (i)	8,457	348
Series 2020-M6, Class XL, IO, 1.22%, 11/25/2049 (i)	32,461	1,351
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.14%, 4/25/2032 (i)	94,463	5,561
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.91%, 2/25/2024 (a) (i)	110	110
Series 2017-KF32, Class B, 4.91%, 5/25/2024 (a) (i)	219	216
Series 2017-KF35, Class B, 5.11%, 8/25/2024 (a) (i)	128	124
Series 2017-KF38, Class B, 4.86%, 9/25/2024 (a) (i)	172	171
Series 2017-KF41, Class B, 4.86%, 11/25/2024 (a) (i)	133	132
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (i)	15,000	15,100
Series 2018-KF49, Class B, 4.26%, 6/25/2025 (a) (i)	245	238
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (i)	2,520	2,365
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (i)	15,000	13,734
Series 2018-KF51, Class C, 8.36%, 8/25/2025 (a) (i)	5,605	5,579
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (i)	11,000	10,490
Series 2018-KF53, Class B, 4.41%, 10/25/2025 (i)	634	629
Series 2019-KL4F, Class BAS, 4.44%, 10/25/2025 (a) (i)	7,998	7,466
Series 2018-KSL1, Class C, 3.96%, 11/25/2025 (a) (i)	15,000	13,408
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (i)	7,500	6,095
Series 2019-KF58, Class B, 4.51%, 1/25/2026 (a) (i)	338	336
Series 2019-KC03, Class B, 4.52%, 1/25/2026 (a) (i)	7,000	6,650
Series 2019-K735, Class C, 4.16%, 5/25/2026 (a) (i)	4,774	4,529
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (i)	7,609	6,711
Series 2016-KF24, Class B, 7.36%, 10/25/2026 (a) (i)	76	77
Series 2020-KF74, Class B, 4.51%, 1/25/2027 (a) (i)	2,798	2,772
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (i)	9,625	8,139
Series 2017-KF33, Class B, 4.91%, 6/25/2027 (a) (i)	3,885	3,857
Series 2017-KF40, Class B, 5.06%, 11/25/2027 (a) (i)	124	122
Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (i)	26,000	23,128
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	7,866
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	142,417	518
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	73
Series 2018-KW06, Class B, 4.38%, 6/25/2028 (a) (i)	6,326	5,941
Series 21K-F116, Class CS, 7.95%, 6/25/2028 (a) (i)	44,690	45,042
Series 2018-KF50, Class B, 4.26%, 7/25/2028 (a) (i)	145	143
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	199

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (i)	11,071	9,266
Series 2018-KSW4, Class C, 7.36%, 10/25/2028 (i)	5,393	4,990
Series 2018-KF56, Class B, 4.81%, 11/25/2028 (a) (i)	733	727
Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (i)	16,320	15,301
Series 2019-KF57, Class B, 4.61%, 1/25/2029 (a) (i)	1,584	1,552
Series 2019-KBF3, Class C, 7.11%, 1/25/2029 (a) (i)	6,525	6,348
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,757
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (i)	3,600	3,256
Series 2019-KF59, Class B, 4.71%, 2/25/2029 (a) (i)	608	599
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (i)	3,000	2,756
Series 2019-KF61, Class B, 4.56%, 4/25/2029 (a) (i)	2,907	2,884
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	259,086	1,152
Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (i)	15,670	14,152
Series 2019-KF63, Class B, 4.71%, 5/25/2029 (a) (i)	5,128	5,087
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	13,160
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	100
Series 2019-KC05, Class B, 4.29%, 7/25/2029 (a) (i)	16,737	14,430
Series 2019-KF65, Class B, 4.76%, 7/25/2029 (a) (i)	4,179	4,089
Series 2019-KF66, Class B, 4.76%, 7/25/2029 (a) (i)	3,292	3,222
Series 2019-KF67, Class B, 4.61%, 8/25/2029 (a) (i)	3,406	3,372
Series 2019-KF70, Class B, 4.66%, 9/25/2029 (a) (i)	1,249	1,239
Series 2019-KF71, Class B, 4.66%, 10/25/2029 (a) (i)	3,799	3,696
Series 2019-KF73, Class B, 4.81%, 11/25/2029 (a) (i)	9,908	9,825
Series 2020-KF75, Class B, 4.61%, 12/25/2029 (a) (i)	3,599	3,394
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-KF76, Class B, 5.11%, 1/25/2030 (a) (i)	2,279	2,165
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	7,609
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	149,268	568
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	78
Series 2017-K153, Class B, PO, 4/25/2032 (a)	8,000	3,549
Series 2018-K158, Class B, 4.42%, 10/25/2033 (a) (i)	1,750	1,599
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	632
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	149,065	1,066
Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (i)	69	67
Series 2017-K61, Class C, 3.81%, 12/25/2049 (a) (i)	1,000	921
Series 2017-K70, Class C, 3.94%, 12/25/2049 (a) (i)	3,000	2,778
Series 2017-K728, Class B, 3.77%, 11/25/2050 (a) (i)	250	245
Series 2017-K728, Class C, 3.77%, 11/25/2050 (a) (i)	105	102
Series 2019-K734, Class C, 4.19%, 2/25/2051 (a) (i)	4,150	3,973
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	18,712
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	487,574	1,846
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	472
Series 2019-K103, Class B, 3.57%, 12/25/2051 (a) (i)	2,303	2,070
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (i)	7,932	7,180
Series 2019-K102, Class C, 3.65%, 12/25/2051 (a) (i)	4,100	3,644
Series 2019-K95, Class C, 4.05%, 8/25/2052 (a) (i)	3,250	2,964
Series 2019-K98, Class C, 3.86%, 10/25/2052 (a) (i)	1,000	900
Series 2019-K100, Class B, 3.61%, 11/25/2052 (a) (i)	5,188	4,689
Series 2020-K737, Class B, 3.42%, 1/25/2053 (a) (i)	3,750	3,516
Series 2020-K737, Class C, 3.42%, 1/25/2053 (a) (i)	6,000	5,560
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, 2/27/2048 ‡ (a)	9,400	7,689
Series 2018-C1, Class BK43, 2.81%, 2/27/2048 ‡ (a) (i)	12,434	11,510
Series 2018-C1, Class A725, 2.59%, 2/27/2050 (a) (i)	1,000	953
Series 2018-C1, Class B725, 2.95%, 2/27/2050 ‡ (a) (i)	2,225	2,114
GNMA
Series 2012-88, Class DI, IO, 0.52%, 8/16/2046 (i)	10,024	82
Series 2013-72, IO, 0.54%, 11/16/2047 (i)	37,494	543
Series 2014-9, IO, 0.29%, 2/16/2048 (i)	10,415	84
Series 2014-172, IO, 0.42%, 1/16/2049 (i)	20,924	323
Series 2012-44, IO, 0.03%, 3/16/2049 (i)	2,580	1
Series 2015-48, IO, 0.76%, 2/16/2050 (i)	341	9
Series 2013-15, IO, 0.55%, 8/16/2051 (i)	6,136	110
Series 2013-80, IO, 0.67%, 3/16/2052 (i)	8,641	141
Series 2015-86, IO, 0.46%, 5/16/2052 (i)	7,213	146
Series 2013-35, IO, 0.33%, 1/16/2053 (i)	7,078	59
Series 2012-125, IO, 0.18%, 2/16/2053 (i)	15,800	74
Series 2013-7, IO, 0.30%, 5/16/2053 (i)	56,961	502
Series 2012-89, IO, 0.16%, 12/16/2053 (i)	9,735	15
Series 2012-115, IO, 0.38%, 4/16/2054 (i)	27,397	269
Series 2014-124, Class IE, IO, 0.36%, 5/16/2054 (i)	8,432	104
Series 2013-48, IO, 0.35%, 7/16/2054 (i)	4,964	56
Series 2014-130, Class IB, IO, 0.25%, 8/16/2054 (i)	717	8
Series 2014-186, IO, 0.38%, 8/16/2054 (i)	1,389	17
Series 2013-194, IO, 0.37%, 9/16/2054 (i)	6,098	63
Series 2015-93, IO, 0.32%, 11/16/2054 (i)	17,383	201
Series 2013-179, IO, 0.03%, 1/16/2055 (i)	37,010	71
Series 2015-104, IO, 0.10%, 5/16/2055 (i)	7,909	87
Series 2013-178, IO, 0.04%, 6/16/2055 (i)	16,596	82
Series 2016-102, IO, 0.68%, 10/16/2055 (i)	11,005	295
Series 2014-135, IO, 0.42%, 1/16/2056 (i)	31,391	618
Series 2015-33, IO, 0.28%, 2/16/2056 (i)	12,197	151
Series 2015-59, IO, 0.89%, 6/16/2056 (i)	7,155	218
Series 2016-97, IO, 0.96%, 7/16/2056 (i)	16,371	746
Series 2016-143, IO, 0.86%, 10/16/2056	18,640	805
Series 2017-53, IO, 0.53%, 11/16/2056 (i)	19,308	706
Series 2017-76, IO, 0.82%, 12/16/2056 (i)	9,518	426
Series 2014-110, IO, 0.27%, 1/16/2057 (i)	8,988	129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-89, IO, 0.27%, 1/16/2057 (i)	10,944	147
Series 2016-177, IO, 0.52%, 1/16/2057 (i)	27,293	798
Series 2015-114, IO, 0.37%, 3/15/2057 (i)	52,230	935
Series 2015-172, IO, 0.61%, 3/16/2057 (i)	7,332	177
Series 2017-72, IO, 0.63%, 4/16/2057 (i)	37,204	1,566
Series 2016-13, IO, 0.76%, 4/16/2057 (i)	8,954	298
Series 2015-188, IO, 0.32%, 7/16/2057 (i)	25,625	379
Series 2015-115, IO, 0.48%, 7/16/2057 (i)	2,702	63
Series 2016-40, IO, 0.62%, 7/16/2057 (i)	20,800	524
Series 2016-36, IO, 0.70%, 8/16/2057 (i)	4,719	144
Series 2017-146, IO, 0.51%, 9/16/2057 (i)	21,413	711
Series 2017-151, IO, 0.75%, 9/16/2057 (i)	10,393	444
Series 2017-173, IO, 0.81%, 9/16/2057 (i)	8,671	392
Series 2016-105, IO, 0.69%, 10/16/2057 (i)	7,636	268
Series 2016-157, IO, 0.90%, 11/16/2057 (i)	22,008	1,019
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057 (i)	43,616	1,881
Series 2016-56, IO, 0.99%, 11/16/2057 (i)	16,305	712
Series 2016-133, IO, 0.75%, 12/16/2057 (i)	25,541	841
Series 2016-96, IO, 0.77%, 12/16/2057 (i)	26,761	1,025
Series 2016-94, IO, 0.83%, 12/16/2057 (i)	1,957	69
Series 2016-35, IO, 0.71%, 3/16/2058 (i)	11,096	408
Series 2016-130, IO, 0.77%, 3/16/2058 (i)	22,665	804
Series 2016-92, IO, 0.62%, 4/16/2058 (i)	429	15
Series 2016-119, IO, 0.84%, 4/16/2058 (i)	71,961	2,332
Series 2016-151, IO, 0.88%, 6/16/2058 (i)	49,448	2,013
Series 2017-41, IO, 0.62%, 7/16/2058 (i)	7,206	228
Series 2016-87, IO, 0.67%, 8/16/2058 (i)	17,598	545
Series 2017-16, IO, 0.49%, 9/16/2058 (i)	19,670	584
Series 2017-3, IO, 0.55%, 9/16/2058 (i)	25,662	743
Series 2016-175, IO, 0.73%, 9/16/2058 (i)	16,866	637
Series 2017-81, IO, 0.66%, 12/16/2058 (i)	5,175	201
Series 2017-54, IO, 0.68%, 12/16/2058 (i)	6,793	288
Series 2017-70, IO, 0.53%, 2/16/2059 (i)	6,659	260
Series 2018-45, IO, 0.54%, 3/16/2059 (i)	14,261	578
Series 2017-105, IO, 0.57%, 5/16/2059 (i)	17,591	756
Series 2017-23, IO, 0.62%, 5/16/2059 (i)	12,736	487
Series 2017-35, IO, 0.64%, 5/16/2059 (i)	9,732	389
Series 2017-51, IO, 0.65%, 5/16/2059 (i)	6,365	251
Series 2017-86, IO, 0.69%, 5/16/2059 (i)	3,626	150
Series 2017-148, IO, 0.56%, 7/16/2059 (i)	14,779	551
Series 2017-69, IO, 0.67%, 7/16/2059 (i)	6,001	245
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-126, IO, 0.67%, 8/16/2059 (i)	25,358	1,045
Series 2017-171, IO, 0.66%, 9/16/2059 (i)	2,285	97
Series 2018-57, IO, 0.43%, 10/16/2059 (i)	69,429	2,652
Series 2018-4, IO, 0.56%, 10/16/2059 (i)	4,824	190
Series 2017-157, IO, 0.50%, 12/16/2059 (i)	10,797	378
Series 2018-9, IO, 0.45%, 1/16/2060 (i)	93,235	3,257
Series 2019-135, IO, 0.75%, 2/16/2060 (i)	17,656	911
Series 2019-67, IO, 0.84%, 2/16/2060 (i)	10,246	567
Series 2018-106, IO, 0.62%, 4/16/2060 (i)	8,542	437
Series 2018-119, IO, 0.66%, 5/16/2060 (i)	8,566	503
Series 2018-85, IO, 0.54%, 7/16/2060 (i)	9,204	430
Series 2018-98, IO, 0.46%, 8/16/2060 (i)	42,243	1,555
Series 2019-9, IO, 0.88%, 8/16/2060 (i)	12,756	719
Series 2020-184, IO, 0.91%, 11/16/2060 (i)	9,641	667
Series 2019-114, IO, 1.08%, 2/16/2061 (i)	31,439	2,109
Series 2021-82, Class TA, IF, IO, 1.74%, 4/16/2061 (i)	70,803	4,781
Series 2019-32, IO, 0.60%, 5/16/2061 (i)	51,994	2,673
Series 2021-95, Class TA, IF, IO, 1.74%, 6/1/2061 (i)	55,324	6,664
Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (i)	4,584	272
Series 2021-123, Class SA, IF, IO, 1.74%, 6/16/2061 (i)	47,570	4,570
Series 2019-155, IO, 0.50%, 7/16/2061 (i)	116,692	5,374
Series 2021-153, Class SA, IF, IO, 1.74%, 8/16/2061 (i)	53,995	4,396
Series 2021-218, IO, 0.96%, 10/16/2061 (i)	16,322	1,295
Series 2021-178, Class SA, IF, IO, 2.21%, 10/16/2061 (i)	79,646	6,778
Series 2020-28, IO, 0.82%, 11/16/2061 (i)	18,344	1,141
Series 2020-56, IO, 0.97%, 11/16/2061 (i)	48,743	3,081
Series 2020-124, IO, 1.01%, 12/16/2061 (i)	9,672	713
Series 2019-130, IO, 0.68%, 1/16/2062 (i)	9,768	590
Series 2019-144, IO, 0.79%, 1/16/2062 (i)	15,628	1,010
Series 2020-40, IO, 0.88%, 1/16/2062 (i)	41,759	2,612
Series 2020-14, IO, 0.58%, 2/16/2062 (i)	99,046	5,039
Series 2020-2, IO, 0.59%, 3/16/2062 (i)	52,147	2,488
Series 2020-27, IO, 0.70%, 3/16/2062 (i)	27,297	1,490
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (i)	50,388	3,221
Series 2020-94, IO, 0.97%, 3/16/2062 (i)	69,260	4,615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-110, IO, 1.01%, 3/16/2062 (i)	28,999	1,949
Series 2020-143, IO, 1.12%, 3/16/2062 (i)	25,652	1,940
Series 2020-73, IO, 1.25%, 3/16/2062 (i)	28,691	2,212
Series 2020-10, IO, 0.59%, 4/16/2062 (i)	36,712	1,852
Series 2020-23, IO, 0.65%, 4/16/2062 (i)	99,520	5,581
Series 2020-70, IO, 0.76%, 4/16/2062 (i)	50,105	2,916
Series 2020-38, IO, 0.82%, 4/16/2062 (i)	110,954	6,707
Series 2020-54, IO, 0.92%, 4/16/2062 (i)	168,780	10,938
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (i)	52,840	4,383
Series 2020-120, IO, 0.76%, 5/16/2062 (i)	8,708	557
Series 2020-91, Class IU, IO, 1.02%, 5/16/2062 (i)	148,491	10,177
Series 2020-72, IO, 1.03%, 5/16/2062 (i)	112,661	8,079
Series 2020-50, IO, 0.49%, 6/16/2062 (i)	49,238	2,488
Series 2020-106, Class IC, IO, 0.80%, 6/16/2062 (i)	159,666	9,920
Series 2020-108, IO, 0.85%, 6/16/2062 (i)	34,873	2,222
Series 2020-118, IO, 0.89%, 6/16/2062 (i)	61,081	4,089
Series 2020-147, IO, 0.91%, 6/16/2062 (i)	176,984	12,461
Series 2020-169, IO, 0.85%, 7/16/2062 (i)	371,206	24,663
Series 2020-136, IO, 1.01%, 8/16/2062 (i)	55,979	4,151
Series 2020-161, IO, 1.05%, 8/16/2062 (i)	21,498	1,633
Series 2020-111, IO, 0.88%, 9/15/2062 (i)	17,528	1,116
Series 2020-158, IO, 0.77%, 9/16/2062 (i)	56,755	3,543
Series 2021-88, IO, 0.79%, 9/16/2062 (i)	282,983	18,628
Series 2020-114, IO, 0.80%, 9/16/2062 (i)	78,191	6,066
Series 2021-3, IO, 0.87%, 9/16/2062 (i)	208,174	14,465
Series 2020-192, IO, 0.95%, 9/16/2062 (i)	64,957	4,591
Series 2020-172, IO, 1.15%, 9/16/2062 (i)	41,844	3,385
Series 2021-102, IO, 0.84%, 10/16/2062 (i)	28,040	1,920
Series 2021-33, IO, 0.84%, 10/16/2062 (i)	187,927	12,848
Series 2021-71, IO, 0.87%, 10/16/2062 (i)	173,419	12,097
Series 2020-128, IO, 0.91%, 10/16/2062 (i)	58,942	4,143
Series 2020-159, IO, 1.00%, 10/16/2062 (i)	29,138	2,154
Series 2020-190, IO, 1.03%, 11/16/2062 (i)	62,152	4,881
Series 2021-80, IO, 0.90%, 12/16/2062 (i)	65,314	4,993
Series 2020-150, IO, 0.96%, 12/16/2062 (i)	88,264	6,209
Series 2020-195, IO, 0.96%, 12/16/2062 (i)	54	4
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-48, Class HT, IF, IO, 1.74%, 12/16/2062 (i)	91,067	9,269
Series 2021-40, IO, 0.83%, 2/16/2063 (i)	50,981	3,504
Series 2021-120, IO, 1.00%, 2/16/2063 (i)	56,546	4,517
Series 2021-62, Class SA, IF, IO, 1.74%, 2/16/2063 (i)	119,315	15,237
Series 2020-145, IO, 0.73%, 3/16/2063 (i)	36,031	2,126
Series 2021-101, IO, 0.69%, 4/16/2063 (i)	91,964	5,674
Series 2021-106, IO, 0.86%, 4/16/2063 (i)	173,742	12,707
Series 2021-151, IO, 0.92%, 4/16/2063 (i)	107,546	8,015
Series 2021-168, IO, 0.80%, 5/16/2063 (i)	147,165	9,922
Series 2021-22, IO, 0.97%, 5/16/2063 (i)	56,800	4,316
Series 2021-10, IO, 0.98%, 5/16/2063 (i)	70,626	5,507
Series 2021-170, IO, 0.99%, 5/16/2063 (i)	15,557	1,218
Series 2021-141, Class SA, IF, IO, 1.74%, 6/16/2063 (i)	45,603	4,477
Series 2021-133, IO, 0.88%, 7/16/2063 (i)	90,314	6,504
Series 2021-181, IO, 0.97%, 7/16/2063 (i)	214,049	16,572
Series 2021-61, IO, 1.01%, 8/16/2063 (i)	44,970	3,370
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (i)	64,309	5,854
Series 2021-112, IO, 0.96%, 10/16/2063 (i)	18,424	1,396
Series 2021-148, IO, 1.06%, 10/16/2063 (i)	67,333	5,572
Series 2021-110, IO, 0.87%, 11/16/2063 (i)	2,893	213
Series 2021-180, IO, 0.90%, 11/16/2063 (i)	20,772	1,597
Series 2021-150, IO, 1.03%, 11/16/2063 (i)	29,332	2,399
Series 2021-185, IO, 1.10%, 11/16/2063 (i)	39,025	3,337
Series 2021-167, IO, 0.86%, 12/16/2063 (i)	65,367	4,932
Series 2022-7, Class SA, IF, IO, 1.74%, 2/16/2064 (i)	64,558	5,401
Series 2021-224, IO, 0.78%, 4/16/2064 (i)	82,930	6,023
Series 2022-134, IO, 0.51%, 6/16/2064 (i)	29,972	1,590
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	33,430	2,769
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.78%, 11/10/2045 ‡ (a) (i)	400	391
Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	3,550	3,270
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-GC12, Class D, 4.59%, 6/10/2046 ‡ (a) (i)	4,880	4,689
Series 2015-GC28, Class D, 4.45%, 2/10/2048 ‡ (a) (i)	2,000	1,791
Series 2015-GC32, Class D, 3.35%, 7/10/2048 ‡	4,521	3,924
Series 2016-GS3, Class C, 4.12%, 10/10/2049 ‡ (i)	3,250	2,950
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (i)	5,547	4,442
Series 2015-GC30, Class D, 3.38%, 5/10/2050 ‡	4,000	3,477
Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	4,950	3,438
Series 2019-GC42, Class D, 2.80%, 9/1/2052 ‡ (a)	11,880	8,663
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (i)	39,035	759
Series 2020-GC45, Class XA, IO, 0.79%, 2/13/2053 (i)	74,587	2,629
Series 2020-GC45, Class D, 2.85%, 2/13/2053 ‡ (a) (i)	3,000	2,154
Series 2020-GC45, Class E, 2.85%, 2/13/2053 ‡ (a) (i)	7,000	4,698
Series 2020-GC47, Class XA, IO, 1.25%, 5/12/2053 (i)	80,755	5,399
Series 2020-GSA2, Class XA, IO, 1.84%, 12/12/2053 (a) (i)	186,627	18,508
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 ‡ (a)	18,158	12,141
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 ‡ (a)	4,000	2,454
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (i)	4,006	3,844
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	7,000	7,000
Jackson Park Trust
Series 2019-LIC, Class E, 3.35%, 10/14/2039 ‡ (a) (i)	3,725	2,707
Series 2019-LIC, Class F, 3.35%, 10/14/2039 ‡ (a) (i)	28,015	19,579
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 ‡ (a)	3,000	2,734
Series 2014-C26, Class D, 4.02%, 1/15/2048 ‡ (a) (i)	1,100	974
Series 2015-C31, Class B, 4.77%, 8/15/2048 ‡ (i)	2,000	1,900
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	203

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (i)	5,000	4,682
Series 2015-C33, Class D2, 4.27%, 12/15/2048 ‡ (a) (i)	1,000	845
Series 2016-C1, Class D1, 4.39%, 3/17/2049 ‡ (a) (i)	1,500	1,331
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.61%, 3/15/2050 (i)	31,917	614
Series 2017-JP5, Class D, 4.69%, 3/15/2050 ‡ (a) (i)	1,000	824
Series 2017-JP7, Class D, 4.53%, 9/15/2050 ‡ (a) (i)	367	307
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	1,500	1,300
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.30%, 10/15/2050 (i)	2,501	2,255
Series 2019-COR6, Class D, 2.50%, 11/13/2052 ‡ (a)	9,875	7,055
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.17%, 12/15/2046 ‡ (a) (i)	2,750	2,626
Series 2015-JP1, Class C, 4.88%, 1/15/2049 ‡ (i)	1,000	944
Series 2016-JP3, Class D, 3.57%, 8/15/2049 ‡ (a) (i)	8,122	6,231
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 4.44%, 12/15/2037 ‡ (a) (i)	3,938	3,663
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (i)	88	39
MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 5.59%, 4/15/2038 ‡ (a) (i)	9,600	9,122
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class E, 4.81%, 8/15/2045 ‡ (a) (i)	2,530	2,511
Series 2014-C14, Class D, 5.21%, 2/15/2047 ‡ (a) (i)	5,350	5,165
Series 2014-C15, Class D, 5.05%, 4/15/2047 ‡ (a) (i)	1,000	945
Series 2014-C16, Class B, 4.48%, 6/15/2047 ‡ (i)	11,000	10,511
Series 2014-C16, Class C, 4.91%, 6/15/2047 ‡ (i)	2,300	2,090
Series 2014-C17, Class C, 4.64%, 8/15/2047 ‡ (i)	4,000	3,849
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-C17, Class D, 4.88%, 8/15/2047 ‡ (a) (i)	9,393	8,714
Series 2014-C18, Class D, 3.39%, 10/15/2047 ‡ (a)	7,157	6,425
Series 2015-C27, Class E, 3.24%, 12/15/2047 ‡ (a) (i)	2,500	1,827
Series 2015-C27, Class F, 3.24%, 12/15/2047 ‡ (a) (i)	6,334	3,804
Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡ (a)	2,000	1,747
Series 2014-C19, Class E, 3.25%, 12/15/2047 ‡ (a)	6,500	4,688
Series 2015-C20, Class D, 3.07%, 2/15/2048 ‡ (a)	5,086	4,455
Series 2015-C21, Class XA, IO, 0.99%, 3/15/2048 (i)	20,636	331
Series 2015-C21, Class B, 3.85%, 3/15/2048 ‡ (i)	4,000	3,637
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,000	2,570
Series 2015-C26, Class D, 3.06%, 10/15/2048 ‡ (a)	4,000	3,377
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (i)	4,350	3,938
Series 2016-C31, Class C, 4.41%, 11/15/2049 ‡ (i)	1,000	865
Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (a) (i)	1,500	1,325
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.48%, 12/15/2050 ‡ (i)	1,200	1,095
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (a) (i)	1,000	838
Series 2015-UBS8, Class B, 4.31%, 12/15/2048 ‡ (i)	5,847	5,367
Series 2016-UB11, Class C, 3.69%, 8/15/2049 ‡ (i)	2,000	1,794
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,174
Series 2020-L4, Class D, 2.50%, 2/15/2053 ‡ (a)	10,000	7,073
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (i)	19,592	2,106
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054 (i)	60,000	3,114
Series 2021-L5, Class XA, IO, 1.42%, 5/15/2054 (i)	162,995	12,268
Series 2021-L5, Class D, 2.50%, 5/15/2054 ‡ (a)	1,818	1,227
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-L5, Class E, 2.50%, 5/15/2054 ‡ (a)	4,234	2,639
Series 2021-L5, Class C, 3.16%, 5/15/2054 ‡	6,000	4,706
Series 2021-L6, Class D, 2.50%, 6/15/2054 ‡ (a) (i)	13,685	9,115
Series 2021-L6, Class E, 2.50%, 6/15/2054 ‡ (a) (i)	5,500	3,428
Series 2021-L6, Class C, 3.58%, 6/15/2054 ‡ (i)	4,500	3,615
Series 2021-L7, Class E, 2.50%, 10/15/2054 ‡ (a)	8,091	4,990
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 ‡ (a)	13,337	11,468
Series 2019-PARK, Class J, 4.25%, 12/15/2036 ‡ (a)	20,000	17,433
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 5.69%, 10/25/2049 ‡ (a) (i)	31,107	29,722
Series 2020-01, Class M10, 6.19%, 3/25/2050 (a) (i)	37,380	35,530
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.67%, 12/18/2051 ‡ (a) (i)	8,000	6,308
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 ‡ (a) (i)	5,000	3,126
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.37%, 2/13/2053 (a) (i)	88,596	5,859
Series 2020-RR1, Class A2, 2.53%, 2/13/2053 (a)	2,257	2,235
Series 2020-RR1, Class B, 3.48%, 2/13/2053 ‡ (a)	11,440	9,955
Series 2020-RR1, Class C, 3.98%, 2/13/2053 ‡ (a) (i)	4,750	4,055
Series 2020-RR1, Class D, 4.19%, 2/13/2053 ‡ (a) (i)	9,750	7,711
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	2,000	1,825
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050 ‡	5,330	4,621
Series 2017-C2, Class C, 4.30%, 8/15/2050 ‡ (i)	7,250	6,435
Series 2017-C5, Class C, 4.53%, 11/15/2050 ‡ (i)	1,000	909
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C11, Class XB, IO, 0.39%, 6/15/2051 (i)	100,000	1,841
Series 2018-C11, Class B, 4.71%, 6/15/2051 (i)	5,000	4,692
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	1,763	1,722
Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (i)	139	132
Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (i)	256	240
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (i)	1,937	1,886
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (a) (i)	3,952	3,754
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	3,896	3,746
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (i)	12,092	10,797
Series 2021-1, Class M1, 1.79%, 5/25/2051 ‡ (a) (i)	3,603	3,113
Series 2021-1, Class M2, 2.26%, 5/25/2051 ‡ (a) (i)	2,221	1,890
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (i)	5,262	4,633
Series 2021-4, Class A, 2.52%, 12/26/2051 (a) (i)	3,341	3,128
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (i)	3,351	3,256
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (i)	5,827	5,741
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (i)	6,100	6,046
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (i)	93,302	4,926
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047 ‡ (a) (i)	7,952	7,019
Series 2015-C26, Class D, 3.59%, 2/15/2048 ‡ (a)	3,000	2,629
Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	3,500	3,113
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 ‡ (a) (i)	9,230	7,335
Series 2015-C29, Class D, 4.36%, 6/15/2048 ‡ (i)	4,000	3,534
Series 2016-C35, Class D, 3.14%, 7/15/2048 ‡ (a)	3,000	2,313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	205

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (i)	3,000	2,642
Series 2016-NXS6, Class B, 3.81%, 11/15/2049 ‡	450	414
Series 2017-RB1, Class D, 3.40%, 3/15/2050 ‡ (a)	1,500	1,182
Series 2017-C38, Class D, 3.00%, 7/15/2050 ‡ (a)	4,500	3,437
Series 2017-C42, Class D, 2.80%, 12/15/2050 ‡ (a) (i)	1,185	863
Series 2018-C44, Class XB, IO, 0.29%, 5/15/2051 (i)	70,000	660
Series 2018-C44, Class D, 3.00%, 5/15/2051 ‡ (a)	1,250	914
Series 2018-C46, Class D, 3.00%, 8/15/2051 ‡ (a)	1,890	1,238
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (i)	2,000	1,828
Series 2019-C52, Class XA, IO, 1.75%, 8/15/2052 (i)	15,791	1,206
Series 2020-C55, Class D, 2.50%, 2/15/2053 ‡ (a)	4,500	3,120
Series 2020-C55, Class E, 2.50%, 2/15/2053 ‡ (a)	6,850	4,162
Series 2021-C59, Class D, 2.50%, 4/15/2054 ‡ (a)	2,500	1,693
Series 2021-C59, Class E, 2.50%, 4/15/2054 ‡ (a)	5,000	3,072
Series 2022-C62, Class C, 4.50%, 4/15/2055 ‡ (i)	3,950	3,390
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 ‡ (a)	2,000	1,704
Series 2015-NXS2, Class D, 4.42%, 7/15/2058 ‡ (i)	2,226	1,929
Series 2015-LC22, Class D, 4.71%, 9/15/2058 ‡ (i)	5,107	4,564
Series 2016-C32, Class D, 3.79%, 1/15/2059 ‡ (a) (i)	4,000	3,362
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.06%, 9/15/2057 ‡ (a) (i)	1,440	1,231
Total Commercial Mortgage-Backed Securities (Cost $3,364,484)		2,929,168
Asset-Backed Securities — 22.1%
ABFC Trust Series 2002-OPT1, Class M1, 3.54%, 5/25/2032 ‡ (i)	125	124
ACC, 0.25%, 12/15/2022 ‡	10,385	10,328
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ACC Trust
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	199	199
Series 2021-1, Class B, 1.43%, 7/22/2024 (a)	6,430	6,386
Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	11,285	11,233
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	4,455	4,345
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	13,004	12,489
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	8,566
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (a)	216	208
Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	468	458
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	2,579	2,405
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	3,172	2,887
Series 2021-1H, Class D, 3.58%, 10/20/2040 ‡ (a)	4,364	3,965
Affirm Asset Securitization Trust
Series 2021-A, Class B, 1.06%, 8/15/2025 ‡ (a)	900	878
Series 2021-A, Class C, 1.66%, 8/15/2025 ‡ (a)	630	609
Series 2021-A, Class D, 3.49%, 8/15/2025 ‡ (a)	750	724
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	420
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	2,237	2,158
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (a)	11,172	11,008
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	1,064	1,077
Amden 2022 Cz Frn
0.00%, 4/15/2026 ‡ (a) (i)	2,485	2,485
0.00%, 4/15/2026 ‡ (a) (i)	3,478	3,478
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	4,804	3,998
American Credit Acceptance Receivables Trust
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	4,673	4,639
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	13,050	12,918
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	9,880
Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	710	707
Series 2019-2, Class F, 5.81%, 6/12/2026 (a)	2,000	1,993
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	3,000	2,954
Series 2019-4, Class F, 5.37%, 9/14/2026 (a)	5,180	5,125
Series 2020-1, Class F, 4.75%, 11/13/2026 (a)	13,460	13,188
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,386	5,131
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	4,500	4,320
Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	17,000	15,857
Series 2020-4, Class F, 5.22%, 8/13/2027 (a)	5,000	4,886
Series 2021-3, Class C, 0.98%, 11/15/2027 (a)	5,470	5,287
Series 2021-3, Class D, 1.34%, 11/15/2027 (a)	8,832	8,264
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	12,406	11,512
Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900	871
Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	5,425	4,889
Series 2021-4, Class E, 3.12%, 2/14/2028 (a)	14,800	13,692
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	3,205	2,945
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	10,316	9,409
Series 2021-3, Class F, 3.64%, 5/15/2028 (a)	10,175	9,434
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	8,433	8,215
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	7,853	7,609
Series 2021-4, Class F, 4.21%, 7/13/2028 (a)	5,250	4,858
Series 2022-3, Class C, 4.86%, 10/13/2028 (a)	2,078	2,068
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,333	4,297
Series 2022-1, Class F, 4.87%, 11/13/2028 (a)	4,482	4,209
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡ (a)	9,960	9,523
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	10,005	9,570
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	7,500	7,024
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	2,325	2,103
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 ‡ (a)	18,177	16,593
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	15,556	14,090
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 ‡ (a)	7,300	6,736
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	5,310	4,800
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	2,125	1,962
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	2,125	2,002
Series 2022-SFR1, Class D, 3.94%, 3/17/2039 (a)	9,913	9,208
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 ‡ (a)	9,913	9,226
Applebee's Funding LLC
Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (a)	4,697	4,510
Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	8,005	7,474
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 ‡ (a)	7,400	7,053
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250	3,966
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	4,500	4,456
Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,481
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	560	552
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	207

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	3,000	2,886
Series 2019-3A, Class B, 2.65%, 3/20/2026 (a)	3,000	2,803
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	12,000	10,595
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class DR, 8.86%, 10/20/2031 ‡ (a) (i)	2,250	2,061
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	973	1,011
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 5.14%, 12/15/2038 ‡ (a) (i)	8,700	8,163
Series 2021-FL7, Class E, 5.79%, 12/15/2038 ‡ (a) (i)	225	208
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	4,481	4,191
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	3,675	3,406
Series 2020-1A, Class C, 7.14%, 11/15/2035 (a)	4,635	4,566
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	16,717	15,038
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	3,129	2,779
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	2,834	2,673
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	1,124	1,086
Camden, 8.50%, 9/15/2031 ‡	5,377	5,377
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	930	929
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	5,794
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,777	2,517
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,479	3,290
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,982	2,714
Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	3,500	3,226
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	4,290	3,749
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	4,510	3,710
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	6,051	4,917
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	1,023	1,022
Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	500	501
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	3,000	2,981
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	9,563
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	6,834
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (i)	6,261	5,911
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 ‡ (g)	147	140
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	12,000	11,766
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	12,000	11,760
CIG Auto Receivables Trust Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	1,660	1,657
Conn's Receivables Funding LLC
Series 2021-A, Class A, 1.05%, 5/15/2026 (a)	1,453	1,445
Series 2021-A, Class B, 2.87%, 5/15/2026 ‡ (a)	1,980	1,928
Series 2021-A, Class C, 4.59%, 5/15/2026 ‡ (a)	1,800	1,710
Series 2022-A, Class A, 5.87%, 12/15/2026 (a)	5,906	5,897
Series 2022-A, Class B, 9.52%, 12/15/2026 ‡ (a)	2,900	2,851
Consumer Loan Underlying Bond Credit Trust
Series 2019-P2, Class C, 4.41%, 10/15/2026 ‡ (a)	1,376	1,351
Series 2020-P1, Class C, 4.61%, 3/15/2028 ‡ (a)	4,371	4,279
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a) (i)	1,493	1,377
Series 2019-2, Class E, 5.42%, 6/15/2052 ‡ (a) (i)	5,576	5,027
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-3, Class XB, IO, 1.58%, 10/15/2052 (a) (i)	53,875	4,020
Series 2019-3, Class XA, IO, 2.22%, 10/15/2052 (a) (i)	27,506	1,211
Series 2019-3, Class D, 3.76%, 10/15/2052 ‡ (a)	8,689	7,358
Series 2019-3, Class E, 4.92%, 10/15/2052 ‡ (a) (i)	5,810	5,015
CPS Auto Receivables Trust
Series 2021-A, Class E, 2.53%, 3/15/2028 (a)	3,100	2,906
Series 2021-B, Class E, 3.41%, 6/15/2028 (a)	6,750	6,257
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	4,680	4,676
Credit Acceptance Auto Loan Trust Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	802
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 3.16%, 7/25/2034 ‡ (i)	636	623
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 ‡ (a)	3,800	3,309
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	328	324
Series 2019-1A, Class D, 5.25%, 2/20/2032 ‡ (a)	1,144	1,104
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 (a)	30,552	29,635
Drive Auto Receivables Trust Series 2018-3, Class D, 4.30%, 9/16/2024	143	143
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,930	1,835
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	490	442
DRIVEN BRANDS FUNDING LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,861	3,524
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	484	484
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	3,770	3,748
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	2,300	2,274
Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	10,500	10,405
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4A, Class E, 3.93%, 10/15/2026 (a)	13,080	12,767
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,633	2,455
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	2,022	1,877
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,750	10,439
Series 2020-2A, Class E, 7.17%, 6/15/2027 (a)	6,880	6,912
Series 2020-3A, Class E, 3.62%, 10/15/2027 (a)	5,300	5,105
Series 2021-1A, Class E, 2.38%, 1/18/2028 (a)	2,000	1,877
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	6,500	5,965
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	3,405	2,981
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	3,100	2,904
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	424	413
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	1,167	1,085
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	3,366	3,018
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	424	425
Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	5,130	5,142
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	3,555	3,453
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	36,335	35,428
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	35,090	34,196
Series 2020-2A, Class E, 7.19%, 9/15/2027 (a)	10,510	10,708
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	17,700	16,099
Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	33,320	31,202
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	11,717	10,874
Series 2022-2A, Class D, 4.56%, 7/17/2028	2,000	1,906
Series 2022-3A, Class D, 6.76%, 9/15/2028	13,600	13,774
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	209

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,113	1,100
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	23,000	21,470
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,133
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡ (a)	1,902	1,750
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 ‡ (a)	9,000	8,375
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	7,333	6,267
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	75	75
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	833	825
Series 2020-1, Class D, 2.48%, 3/16/2026 (a)	4,000	3,827
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,373
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,734
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	3,953
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	7,000	6,224
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (i)	25,000	22,466
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡ (a) (i)	19,140	16,101
Series 2022-GT1, Class B, 7.17%, 4/25/2027 ‡ (a)	10,000	9,281
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	827
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	2,978
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	8,716	8,700
Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	2,253	2,228
Series 2021-1CP, Class C, 2.83%, 3/20/2028 ‡ (a)	1,400	1,373
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (a)	2,796	2,712
Series 2021-3FP, Class D, 2.37%, 11/20/2028 ‡ (a)	9,524	8,561
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (a)	8,450	8,390
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (i)	11,687	11,600
FTF, 8.00%, 8/15/2024	6,500	5,265
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	1,000	914
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	4,505	4,499
Series 2019-2A, Class D, 4.52%, 2/17/2026 (a)	7,950	7,871
Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	700	683
Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	2,187	2,070
Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	8,950	8,721
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,868
Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	15,750	15,216
Series 2020-3A, Class E, 4.31%, 7/15/2027 (a)	3,830	3,713
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	245	225
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	11,700	11,037
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,175	1,100
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,783
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,130	987
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	79	78
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	2,259	2,221
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	12	12
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	153	147
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	2,695	2,385
Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,000	10,148
Hertz Vehicle Financing LLC Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	17,600	16,446
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (a)	1,918	1,777
Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	1,668	1,568
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 ‡ (a)	8,745	8,120
Series 2022-A, Class E, 8.00%, 5/15/2041 ‡ (a)	1,647	1,465
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 ‡ (a)	14,817	12,813
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	15,786
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	18,240
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	16,888
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	17,009
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	15,408
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	500	11,729
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	500	14,252
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	13,975
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	10,805
Series 2022-P5, Class CERT, 12.86%, 7/15/2037 ‡ (a)	800	29,777
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	700	26,156
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	8,511	8,037
Series 2021-A, Class D, 5.73%, 12/15/2028 ‡ (a)	11,540	10,775
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (a)	12,450	11,726
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (a)	27,348	25,079
Series 2021-B, Class D, 6.12%, 2/15/2029 ‡ (a)	2,000	1,820
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	32,000	26,754
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	664	655
LendingPoint Asset Securitization Trust
Series 2021-1, Class C, 4.94%, 4/15/2027 ‡ (a)	10,628	10,494
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	6,309
Lendmark Funding Trust
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	3,040	2,833
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (a)	16,710	15,540
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,729	3,230
Series 2021-1A, Class B, 2.47%, 11/20/2031 ‡ (a)	1,326	1,088
Series 2021-1A, Class C, 3.41%, 11/20/2031 ‡ (a)	1,312	1,058
Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	14,380	11,023
Series 2021-2A, Class D, 4.46%, 4/20/2032 ‡ (a)	15,000	11,426
LFT CRE Ltd.
Series 2021-FL1, Class D, 4.84%, 6/15/2039 ‡ (a) (i)	22,600	21,679
Series 2021-FL1, Class E, 5.34%, 6/15/2039 ‡ (a) (i)	10,000	9,412
LL ABS Trust
Series 2019-1A, Class C, 5.07%, 3/15/2027 ‡ (a)	5,705	5,702
Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (a)	5,410	5,360
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	5,054	4,861
Series 2021-1A, Class B, 2.17%, 5/15/2029 ‡ (a)	2,269	2,069
Series 2021-1A, Class C, 3.54%, 5/15/2029 ‡ (a)	5,120	4,647
LP LMS Asset Securitization Trust
8.35%, 10/15/2028	10,463	10,303
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	211

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class C, 3.85%, 1/15/2029 ‡ (a)	8,895	8,180
Magnetite Ltd. (Cayman Islands) Series 2020-27A, Class ER, 8.71%, 10/20/2034 ‡ (a) (i)	7,000	6,313
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 ‡ (a)	5,120	4,802
Series 2021-BA, Class E, 4.68%, 11/20/2036 ‡ (a)	5,030	4,118
Marlette Funding Trust Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	5,318	5,321
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	27,347	27,074
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 ‡ (a)	2,550	2,188
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	14,622	14,190
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	6,982	6,574
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	5,702	5,157
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	15,086	13,733
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	31,354	28,339
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	17,075	15,719
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	5,249	4,948
Octane Receivables Trust Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	7,194	7,178
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (a)	2,685	2,509
Series 2021-1A, Class C, 2.97%, 5/17/2027 ‡ (a)	2,500	2,264
Series 2021-1A, Class D, 4.94%, 5/17/2027 ‡ (a)	2,027	1,829
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class A1, 4.65%, 3/14/2029 (a)	6,233	6,212
Series 2019-1A, Class D, 4.68%, 4/14/2031 (a)	4,500	4,259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

OneMain Financial Issuance Trust
Series 2018-2A, Class D, 4.29%, 3/14/2033 ‡ (a)	1,500	1,428
Series 2020-2A, Class A, 1.75%, 9/14/2035 (a)	6,822	6,119
Series 2020-2A, Class B, 2.21%, 9/14/2035 ‡ (a)	4,000	3,492
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029 ‡	500	491
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	1,077	1,006
Series 2021-B, Class D, 5.41%, 5/8/2031 ‡ (a)	1,760	1,620
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	8,663	7,947
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	1,175	1,141
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	1,607	1,502
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	25,000
Pagaya AI Debt Selection Trust
Series 2020-3, Class C, 6.43%, 5/17/2027 ‡ (a)	3,396	3,347
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	11,339	10,445
Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	37,967	32,321
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 5.11%, 10/15/2029 ‡ (a) (i)	8,877	8,408
Series 2021-4A, Class D, 7.51%, 10/15/2029 ‡ (a) (i)	12,000	10,948
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	1,381	1,331
Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	4,181	3,756
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 4.79%, 4/25/2023 (a) (i)	4,626	4,518
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.62%, 7/25/2035 ‡ (g)	146	142
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (g)	3,333	2,934
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 ‡ (a) (g)	5,000	4,664
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (g)	14,000	13,182
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 ‡ (a)	7,000	6,303
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	5,000	4,561
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡ (a)	3,000	2,780
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (a)	6,100	5,896
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 ‡ (a)	8,000	6,604
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 ‡ (a)	15,000	12,358
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 ‡ (a)	10,211	8,832
Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025 ‡ (a)	1,787	1,786
RAMP Trust Series 2002-RS2, Class AI5, 5.13%, 3/25/2032 ‡ (i)	55	51
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 5.00%, 12/27/2044 (a) (i)	7,653	7,280
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,000	5,591
Series 2020-1, Class D, 6.77%, 10/15/2030 ‡ (a)	2,410	2,165
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,196
Series 2021-1, Class B, 2.42%, 3/17/2031 ‡ (a)	895	783
Series 2021-1, Class C, 3.04%, 3/17/2031 ‡ (a)	2,500	2,151
Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,600	2,189
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (g)	110	105
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (g)	440	394
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	128	122
Repo Buyer Series 2019-PC, Zero Coupon, , 8/15/2024 ‡ (i)	3,999	3,885
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	6,622	6,414
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	2,857	2,722
Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (a)	930	756
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%, 9/15/2027	2,940	2,878
Series 2022-2, Class C, 3.76%, 7/16/2029	3,100	3,006
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	256	256
Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	521	520
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	834
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	7,694
SART
5.64%, 2/15/2024 ‡	1,001	991
5.01%, 4/15/2026 ‡	1,526	1,488
4.60%, 7/15/2026 ‡	1,888	1,836
SART CRR Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,937
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 ‡ (a)	2,354	2,144
Series 2022-1A, Class F, 6.00%, 7/20/2032 ‡ (a)	5,360	4,756
Series 2021-1A, Class E, 3.56%, 8/20/2032 ‡ (a)	3,300	3,052
Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	20,757	19,227
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	738	679
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	293	285
Series 2019-2A, Class D, 4.54%, 5/20/2036 ‡ (a)	807	782
Series 2019-3A, Class D, 4.18%, 8/20/2036 ‡ (a)	1,837	1,745
Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡ (a)	4,522	4,393
Series 2021-2A, Class D, 3.23%, 9/20/2038 ‡ (a)	2,484	2,315
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	213

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-2A, Class D, 9.22%, 6/20/2040 ‡ (a)	6,076	6,027
Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026 ‡ (a)	3,210	3,120
Sonic Capital LLC Series 2021-1A, Class A2II, 2.64%, 8/20/2051 (a)	5,367	4,051
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	335	329
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (g)	7,500	6,809
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 8.46%, 12/29/2029 ‡ (a) (i)	1,940	1,787
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 3.42%, 9/25/2034 ‡ (i)	19	19
Tesla Auto Lease Trust
Series 2019-A, Class D, 3.37%, 1/20/2023 (a)	2,700	2,697
Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	4,493	4,418
Series 2021-A, Class E, 2.64%, 3/20/2025 (a)	11,000	10,279
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	500	478
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	6,349	6,319
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	472
Tricon JV2 Series 2021-1 PC, 3.00%, 12/13/2023 ‡ (a)	4,980	4,980
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	4,566	4,145
Series 2016-1, Class B, 3.65%, 1/7/2026	3,515	3,138
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	1,160
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	1,876
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	3,454	3,251
Series 2021-PT1, Class A, HB, 20.15%, 9/20/2027 (a) (i)	5,729	5,431
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	2,328
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	3,818	3,593
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	1,825
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	2,367	2,224
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	2,014
Series 2021-PT2, Class A, 19.74%, 11/20/2029 (a) (i)	8,633	8,269
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 (a) (i)	8,908	8,586
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	10,249	9,801
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 (a) (i)	3,360	3,227
Series 2022-PT2, Class A, 16.81%, 2/20/2030 (a) (i)	8,900	9,023
Series 2022-PT1, Class A, 19.83%, 2/20/2030 (a) (i)	9,803	9,951
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	4,678	4,423
Series 2022-PT3, Class A, 18.66%, 4/20/2030 (a) (i)	6,984	7,312
Series 2022-PT4, Class A, 17.55%, 5/20/2030 (a) (i)	5,954	6,049
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (a)	6,100	5,951
Series 2020-3, Class C, 6.25%, 11/20/2030 ‡ (a)	1,000	988
Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (a)	2,500	2,314
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (a)	16,291	14,915
Series 2021-3, Class C, 3.28%, 7/20/2031 ‡ (a)	6,518	5,916
Series 2021-4, Class C, 3.19%, 9/20/2031 ‡ (a)	6,604	5,775
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	7,503	7,197
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	17,436	14,703
Series 2022-1, Class C, 5.71%, 3/20/2032 ‡ (a)	6,474	5,917
Series 2022-2, Class B, 6.10%, 5/20/2032 ‡ (a)	12,700	12,229
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	1,871	1,860
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	3,407	3,311
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	8,054	7,603
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	9,769
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	9,843	9,711
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (g)	5,500	5,189
vMobo, Inc.
7.46%, 7/18/2027	10,000	10,000
9.46%, 7/18/2027	20,000	20,000
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	12,679	12,060
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (g)	4,540	4,323
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 5.99%, 10/18/2031 ‡ (a) (i)	535	481
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	1,950	1,886
Series 2019-AA, Class D, 4.03%, 6/15/2038 ‡ (a)	769	746
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	4,970	4,952
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	600	593
Series 2019-2A, Class E, 4.02%, 4/15/2025 (a)	4,815	4,801
Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,867
Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	3,400	3,370
Series 2021-2A, Class D, 1.23%, 12/15/2026 (a)	1,380	1,284
Series 2021-2A, Class E, 2.38%, 3/15/2027 (a)	1,700	1,551
Series 2022-1A, Class D, 3.49%, 3/15/2027 (a)	812	768
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	5,700	5,259
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	2,520	2,501
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,920	1,914
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-2A, Class F, 3.66%, 12/15/2027 (a)	2,975	2,705
ZAXBY'S FUNDING LLC Series 2021-1A, Class A2, 3.24%, 7/30/2051 (a)	6,727	5,709
Total Asset-Backed Securities (Cost $2,522,924)		2,380,983
Mortgage-Backed Securities — 10.9%
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 8/25/2052 (j)	160,072	161,638
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	340	359
Pool # BJ9839, 4.38%, 4/20/2049	129	130
Pool # MA8151, 4.50%, 7/20/2052	100,057	100,178
Pool # MA8152, 5.00%, 7/20/2052	42,972	43,594
Pool # MA8202, 5.00%, 8/20/2052	25,200	25,565
Pool # MA8203, 5.50%, 8/20/2052	84,610	86,942
GNMA II, Single Family, 30 Year
TBA, 4.50%, 9/15/2052 (j)	205,927	205,960
TBA, 5.00%, 9/15/2052 (j)	541,544	548,694
Total Mortgage-Backed Securities (Cost $1,182,433)		1,173,060
Collateralized Mortgage Obligations — 9.0%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.22%, 5/25/2036 (i)	1,136	1,036
AG Mitt Frn, 0.00%, 9/15/2023 ‡ (a) (i)	13,158	13,158
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	21	20
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	15	14
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	19	16
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	52	44
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	355	325
Series 2005-J14, Class A3, 5.50%, 12/25/2035	236	166
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	492	297
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 ‡ (a) (i)	8,000	7,511
Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (i)	2,470	2,281
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	215

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-6, Class B3, 5.93%, 11/25/2059 ‡ (a) (i)	1,250	1,167
Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (i)	1,550	1,436
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (i)	1,000	950
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 ‡ (a) (i)	1,000	880
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (i)	518	496
Banc of America Funding Trust Series 2007-5, Class 4A1, 2.81%, 7/25/2037 (i)	798	566
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 3.38%, 8/25/2034 (i)	88	87
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 ‡ (g)	83	70
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 5.14%, 3/25/2029 ‡ (a) (i)	1,000	1,002
Series 2019-3A, Class B1, 4.94%, 7/25/2029 ‡ (a) (i)	1,000	991
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 (a) (g)	10,000	8,939
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.19%, 5/25/2023 (a) (i)	840	826
Series 2018-GT1, Class B, 5.94%, 5/25/2023 ‡ (a) (i)	3,200	3,119
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 2.84%, 4/25/2046 (i)	813	694
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	35	32
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019 ‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	46	43
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 6.79%, 4/25/2031 ‡ (a) (i)	8,186	8,150
Series 2019-R01, Class 2B1, 6.79%, 7/25/2031 (a) (i)	4,606	4,706
Series 2019-R02, Class 1B1, 6.59%, 8/25/2031 ‡ (a) (i)	7,130	7,036
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-R04, Class 2B1, 7.69%, 6/25/2039 ‡ (a) (i)	4,494	4,612
Series 2019-R05, Class 1B1, 6.54%, 7/25/2039 ‡ (a) (i)	10,040	10,112
Series 2019-R06, Class 2B1, 6.19%, 9/25/2039 ‡ (a) (i)	31,974	31,356
Series 2019-R07, Class 1B1, 5.84%, 10/25/2039 (a) (i)	28,022	27,463
Series 2020-R02, Class 2B1, 5.44%, 1/25/2040 ‡ (a) (i)	2,834	2,647
Series 2020-R01, Class 1B1, 5.69%, 1/25/2040 ‡ (a) (i)	2,000	1,870
Series 2020-SBT1, Class 1B1, 9.19%, 2/25/2040 ‡ (a) (i)	2,300	2,169
Series 2021-R01, Class 1B1, 5.28%, 10/25/2041 ‡ (a) (i)	2,600	2,431
Series 2021-R03, Class 1B1, 4.93%, 12/25/2041 ‡ (a) (i)	6,000	5,436
Series 2022-R01, Class 1B1, 5.33%, 12/25/2041 ‡ (a) (i)	8,378	7,707
Series 2021-R03, Class 1B2, 7.68%, 12/25/2041 ‡ (a) (i)	3,000	2,686
Series 2022-R01, Class 1B2, 8.18%, 12/25/2041 ‡ (a) (i)	3,813	3,400
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 2.99%, 6/25/2035 (i)	192	138
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (g)	97	92
Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 5.74%, 4/25/2029 ‡ (a) (i)	6,240	6,176
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 ‡ (a) (i)	1,620	1,131
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 7.68%, 1/25/2034 (a) (i)	3,400	2,910
Series 2020-HQA3, Class B1, 8.19%, 7/25/2050 (a) (i)	10,000	10,294
Series 2020-DNA4, Class B1, 8.44%, 8/25/2050 (a) (i)	10,955	11,509
Series 2021-DNA1, Class B2, 6.93%, 1/25/2051 ‡ (a) (i)	6,400	5,360
FHLMC STACR Trust
Series 2018-HQA2, Class B1, 6.69%, 10/25/2048 (a) (i)	3,000	3,095
Series 2019-DNA1, Class B2, 13.19%, 1/25/2049 (a) (i)	8,135	9,050
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-DNA2, Class B1, 6.79%, 3/25/2049 (a) (i)	4,940	5,055
Series 2019-HQA2, Class B2, 13.69%, 4/25/2049 (a) (i)	5,000	5,457
Series 2019-DNA4, Class B2, 8.69%, 10/25/2049 (a) (i)	5,000	4,860
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 13.19%, 3/25/2025 (i)	1,350	1,350
Series 2017-DNA2, Class B1, 7.59%, 10/25/2029 (i)	11,000	11,734
Series 2017-HQA2, Class B1, 7.19%, 12/25/2029 (i)	2,500	2,580
Series 2017-DNA3, Class B1, 6.89%, 3/25/2030 (i)	6,100	6,352
Series 2017-HQA3, Class B1, 6.89%, 4/25/2030 (i)	1,000	1,030
Series 2018-HQA1, Class B1, 6.79%, 9/25/2030 (i)	38,415	39,183
Series 2021-DNA2, Class M2, 4.48%, 8/25/2033 (a) (i)	3,400	3,349
Series 2021-DNA2, Class B2, 8.18%, 8/25/2033 (a) (i)	9,500	8,618
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,705	112
Series 4149, IO, 3.00%, 1/15/2033	334	30
Series 4160, IO, 3.00%, 1/15/2033	908	80
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,258	149
Series 2916, Class S, IF, IO, 4.86%, 1/15/2035 (i)	1,742	174
Series 3145, Class GI, IF, IO, 4.21%, 4/15/2036 (i)	1,772	163
Series 4116, Class LS, IF, IO, 3.81%, 10/15/2042 (i)	244	32
Series 4495, Class PI, IO, 4.00%, 9/15/2043	257	24
Series 4321, Class PI, IO, 4.50%, 1/15/2044	305	47
Series 4670, Class TI, IO, 4.50%, 1/15/2044	416	44
Series 4550, Class DI, IO, 4.00%, 3/15/2044	188	19
Series 4612, Class QI, IO, 3.50%, 5/15/2044	330	49
Series 4612, Class PI, IO, 3.50%, 6/15/2044	31	5
Series 4657, Class QI, IO, 4.00%, 9/15/2044	314	30
Series 4585, Class JI, IO, 4.00%, 5/15/2045	321	48
Series 4628, Class PI, IO, 4.00%, 7/15/2045	214	29
Series 4599, Class SA, IF, IO, 3.61%, 7/15/2046 (i)	211	27
Series 4681, Class SD, IF, IO, 3.76%, 5/15/2047 (i)	450	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4694, Class SA, IF, IO, 3.71%, 6/15/2047 (i)	732	108
Series 4689, Class SD, IF, IO, 3.76%, 6/15/2047 (i)	655	96
Series 4707, Class SA, IF, IO, 3.76%, 8/15/2047 (i)	676	93
Series 4714, Class SA, IF, IO, 3.76%, 8/15/2047 (i)	519	72
Series 4746, Class SC, IF, IO, 3.76%, 1/15/2048 (i)	8,013	1,147
Series 4910, Class PI, IO, 5.00%, 7/25/2049	2,107	457
Series 4919, Class SH, IF, IO, 3.56%, 9/25/2049 (i)	11,156	1,210
Series 4906, Class QS, IF, IO, 3.61%, 9/25/2049 (i)	14,400	1,860
Series 4983, Class SY, IF, IO, 3.66%, 5/25/2050 (i)	14,316	1,967
Series 4983, Class SA, IF, IO, 3.66%, 6/25/2050 (i)	12,103	1,515
Series 4995, Class SB, IF, IO, 3.66%, 7/25/2050 (i)	13,453	2,001
Series 5011, Class MI, IO, 3.00%, 9/25/2050	40,318	6,531
Series 5023, Class HI, IO, 3.00%, 10/25/2050	11,330	1,845
Series 5052, Class EI, IO, 3.00%, 12/25/2050	32,422	5,331
Series 5072, Class BI, IO, 3.00%, 2/25/2051	39,665	6,441
Series 5143, Class PI, IO, 2.50%, 5/25/2051	3,232	410
Series 5143, Class Z, 2.50%, 5/25/2051	1,493	1,063
Series 5148, Class PI, IO, 2.50%, 10/25/2051	9,419	1,099
Series 5148, Class PZ, 2.50%, 10/25/2051	6,028	4,176
Series 5151, Class KZ, 2.50%, 10/25/2051	4,227	3,150
Series 5154, Class QI, IO, 2.50%, 10/25/2051	12,775	1,512
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,100	7,640
Series 5149, Class ZB, 3.00%, 10/25/2051	1,455	1,195
Series 4839, Class WS, IF, IO, 3.71%, 8/15/2056 (i)	27,170	4,059
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	170	9
Series 342, Class S7, IF, IO, 3.72%, 2/15/2045 (i)	8,300	1,058
FMC GMSR Issuer Trust, 3.69%, 2/25/2024	29,500	28,762
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 7.44%, 7/25/2025 ‡ (i)	1,222	1,244
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	217

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-C01, Class 1B1, 8.19%, 7/25/2029 (i)	18,085	19,784
Series 2017-C02, Class 2B1, 7.94%, 9/25/2029 (i)	7,904	8,693
Series 2017-C03, Class 1B1, 7.29%, 10/25/2029 (i)	4,577	4,832
Series 2017-C04, Class 2B1, 7.49%, 11/25/2029 (i)	2,500	2,653
Series 2017-C05, Class 1B1, 6.04%, 1/25/2030 (i)	6,260	6,321
Series 2017-C06, Class 1B1, 6.59%, 2/25/2030 (i)	2,500	2,575
Series 2017-C06, Class 2B1, 6.89%, 2/25/2030 (i)	8,015	8,440
Series 2017-C07, Class 1B1, 6.44%, 5/25/2030 (i)	5,200	5,304
Series 2018-C01, Class 1B1, 5.99%, 7/25/2030 (i)	4,370	4,435
Series 2018-C04, Class 2B1, 6.94%, 12/25/2030 (i)	4,250	4,334
Series 2018-C05, Class 1B1, 6.69%, 1/25/2031 (i)	3,000	3,128
Series 2018-C06, Class 1B1, 6.19%, 3/25/2031 (i)	15,310	15,187
Series 2018-C06, Class 2B1, 6.54%, 3/25/2031 (i)	2,860	2,856
Series 2021-R02, Class 2B1, 5.48%, 11/25/2041 (a) (i)	4,983	4,707
Series 2021-R02, Class 2B2, 8.38%, 11/25/2041 (a) (i)	2,032	1,836
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	698	56
Series 2012-93, Class FS, IF, IO, 3.71%, 9/25/2032 (i)	2,400	217
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,907	204
Series 2003-76, Class SB, IF, IO, 4.61%, 8/25/2033 (i)	1,808	183
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	7,899	1,064
Series 2006-42, Class LI, IF, IO, 4.12%, 6/25/2036 (i)	1,431	171
Series 2011-79, Class SD, IF, IO, 3.46%, 8/25/2041 (i)	3,772	413
Series 2011-78, Class JS, IF, IO, 3.56%, 8/25/2041 (i)	1,956	176
Series 2012-133, Class HS, IF, IO, 3.71%, 12/25/2042 (i)	222	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-133, Class NS, IF, IO, 3.71%, 12/25/2042 (i)	961	117
Series 2012-148, Class US, IF, 3.60%, 1/25/2043 (i)	1,016	849
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	382	57
Series 2015-35, Class SA, IF, IO, 3.16%, 6/25/2045 (i)	8,906	943
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	353	63
Series 2016-56, Class ST, IF, IO, 3.56%, 8/25/2046 (i)	5,615	735
Series 2016-63, Class AS, IF, IO, 3.56%, 9/25/2046 (i)	111	14
Series 2016-75, Class SC, IF, IO, 3.66%, 10/25/2046 (i)	7,799	719
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	352	63
Series 2016-95, Class ES, IF, IO, 3.56%, 12/25/2046 (i)	1,771	239
Series 2017-13, Class AS, IF, IO, 3.61%, 2/25/2047 (i)	675	92
Series 2017-6, Class SB, IF, IO, 3.61%, 2/25/2047 (i)	115	14
Series 2017-16, Class SM, IF, IO, 3.61%, 3/25/2047 (i)	3,787	530
Series 2017-39, Class ST, IF, IO, 3.66%, 5/25/2047 (i)	1,439	205
Series 2017-70, Class SA, IF, IO, 3.71%, 9/25/2047 (i)	996	130
Series 2017-69, Class SH, IF, IO, 3.76%, 9/25/2047 (i)	791	114
Series 2017-90, Class SP, IF, IO, 3.71%, 11/25/2047 (i)	2,829	371
Series 2017-112, Class SC, IF, IO, 3.71%, 1/25/2048 (i)	3,460	466
Series 2018-16, Class SN, IF, IO, 3.81%, 3/25/2048 (i)	1,643	229
Series 2018-27, Class SE, IF, IO, 3.76%, 5/25/2048 (i)	3,123	483
Series 2018-67, Class SN, IF, IO, 3.76%, 9/25/2048 (i)	6,302	911
Series 2018-73, Class SC, IF, IO, 3.76%, 10/25/2048 (i)	3,936	483
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	1,027	208
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,892	377
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-37, Class CS, IF, IO, 3.61%, 7/25/2049 (i)	3,997	506
Series 2019-42, Class SK, IF, IO, 3.61%, 8/25/2049 (i)	7,292	939
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	59,525	10,565
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	98,111	16,219
Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	13,226	2,088
Series 2017-57, Class SA, IF, IO, 3.66%, 8/25/2057 (i)	841	124
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	118	6
Series 421, Class C3, IO, 4.00%, 7/25/2030	290	24
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 ‡ (a) (i)	10,871	9,813
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 ‡ (a) (i)	3,000	2,626
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	32	31
GNMA
Series 2013-182, Class MS, IF, IO, 3.77%, 12/20/2043 (i)	9,137	1,205
Series 2015-110, Class MS, IF, IO, 3.34%, 8/20/2045 (i)	5,355	587
Series 2016-49, Class SB, IF, IO, 3.68%, 4/20/2046 (i)	3,541	368
Series 2016-83, Class SA, IF, IO, 3.73%, 6/20/2046 (i)	2,467	337
Series 2016-108, Class SN, IF, IO, 3.71%, 8/20/2046 (i)	12,686	1,732
Series 2016-108, Class SM, IF, IO, 3.73%, 8/20/2046 (i)	2,994	418
Series 2016-111, Class SA, IF, IO, 3.73%, 8/20/2046 (i)	4,739	609
Series 2016-120, Class NS, IF, IO, 3.73%, 9/20/2046 (i)	3,311	431
Series 2016-120, Class SA, IF, IO, 3.73%, 9/20/2046 (i)	15,232	1,753
Series 2016-146, Class NS, IF, IO, 3.73%, 10/20/2046 (i)	4,222	578
Series 2016-147, Class AS, IF, IO, 3.73%, 10/20/2046 (i)	5,563	758
Series 2017-36, Class SL, IF, IO, 3.81%, 3/16/2047 (i)	6,831	1,066
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	476	28
Series 2017-68, Class DS, IF, IO, 3.78%, 5/20/2047 (i)	11,259	1,338
Series 2017-68, Class SA, IF, IO, 3.78%, 5/20/2047 (i)	2,734	326
Series 2017-80, Class AS, IF, IO, 3.83%, 5/20/2047 (i)	2,736	329
Series 2017-85, Class SA, IF, IO, 3.78%, 6/20/2047 (i)	3,524	410
Series 2017-107, Class KS, IF, IO, 3.83%, 7/20/2047 (i)	4,880	570
Series 2017-120, Class ES, IF, IO, 3.83%, 8/20/2047 (i)	5,119	650
Series 2017-134, Class SB, IF, IO, 3.83%, 9/20/2047 (i)	3,350	360
Series 2017-134, Class SD, IF, IO, 3.83%, 9/20/2047 (i)	6,715	813
Series 2017-155, Class KS, IF, IO, 3.83%, 10/20/2047 (i)	4,119	477
Series 2017-161, Class DS, IF, IO, 3.88%, 10/20/2047 (i)	3,472	432
Series 2017-163, Class HS, IF, IO, 3.83%, 11/20/2047 (i)	7,650	892
Series 2017-180, Class SD, IF, IO, 3.83%, 12/20/2047 (i)	4,471	531
Series 2018-6, Class CS, IF, IO, 3.83%, 1/20/2048 (i)	3,807	457
Series 2018-36, Class SG, IF, IO, 3.83%, 3/20/2048 (i)	3,225	395
Series 2018-46, Class AS, IF, IO, 3.83%, 3/20/2048 (i)	12,476	1,525
Series 2018-63, Class BS, IF, IO, 3.83%, 4/20/2048 (i)	7,500	894
Series 2018-63, Class SB, IF, IO, 3.83%, 4/20/2048 (i)	3,496	400
Series 2018-65, Class DS, IF, IO, 3.83%, 5/20/2048 (i)	4,219	483
Series 2018-125, Class SU, IF, IO, 3.83%, 9/20/2048 (i)	12,433	1,379
Series 2018-147, Class SD, IF, IO, 3.78%, 10/20/2048 (i)	2,402	269
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	94	22
Series 2019-1, Class SG, IF, IO, 3.68%, 1/20/2049 (i)	9,496	1,000
Series 2019-49, Class SB, IF, IO, 3.17%, 4/20/2049 (i)	4,838	407
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	219

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-42, Class SJ, IF, IO, 3.68%, 4/20/2049 (i)	4,971	619
Series 2019-43, Class LS, IF, IO, 3.68%, 4/20/2049 (i)	2,623	270
Series 2019-65, Class ST, IF, IO, 3.68%, 5/20/2049 (i)	10,633	1,053
Series 2019-56, Class GS, IF, IO, 3.78%, 5/20/2049 (i)	4,564	467
Series 2019-71, Class SA, IF, IO, 3.78%, 6/20/2049 (i)	11,767	1,290
Series 2019-71, Class SK, IF, IO, 3.78%, 6/20/2049 (i)	8,436	897
Series 2019-85, Class CS, IF, IO, 3.73%, 7/20/2049 (i)	17,616	1,765
Series 2019-86, Class ST, IF, IO, 3.73%, 7/20/2049 (i)	5,264	461
Series 2019-89, Class KS, IF, IO, 3.73%, 7/20/2049 (i)	11,662	1,086
Series 2019-99, Class SJ, IF, IO, 3.68%, 8/20/2049 (i)	7,735	820
Series 2019-115, Class SA, IF, IO, 3.68%, 9/20/2049 (i)	7,932	973
Series 2019-120, Class DS, IF, IO, 3.68%, 9/20/2049 (i)	9,804	1,190
Series 2019-117, Class SA, IF, IO, 3.73%, 9/20/2049 (i)	14,583	1,734
Series 2019-132, Class SK, IF, IO, 3.68%, 10/20/2049 (i)	7,825	854
Series 2019-138, Class SW, IF, IO, 3.68%, 10/20/2049 (i)	2,388	271
Series 2019-158, Class SG, IF, IO, 3.68%, 12/20/2049 (i)	11,835	1,327
Series 2020-86, Class TS, IF, IO, 3.23%, 6/20/2050 (i)	12,296	1,125
Series 2021-42, Class SD, IF, IO, 3.93%, 11/20/2050 (i)	42,922	6,700
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	181,336	23,371
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	90,038	11,292
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	22,443	3,429
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	19,230	2,877
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	62,316	9,298
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	73,748	10,989
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,576	3,472
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,690	3,565
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,773	3,464
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	23,320	3,478
Series 2015-H13, Class GI, IO, 1.48%, 4/20/2065 (i)	1,487	34
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	211	192
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	159	41
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.13%, 9/25/2035 (i)	112	108
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 2.73%, 1/25/2047 (i)	6,836	6,424
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 7.68%, 10/25/2034 ‡ (a) (i)	12,500	12,648
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025 (a) (g)	5,248	5,242
Impac CMB Trust Series 2005-1, Class 1A2, 3.06%, 4/25/2035 (i)	180	170
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 2.80%, 9/25/2037 (i)	13,297	10,307
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (g)	1,577	1,483
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	34	33
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,172	6,270
LHOME Mortgage Trust Series 2020-RTL1, Class A2, 3.72%, 10/25/2024 (a) (g)	4,250	4,097
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 ‡ (i)	42	28
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	30	25
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 3.17%, 8/25/2033 (i)	40	38
MFA Trust Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (g)	3,490	3,390
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 (a) (i)	14,000	13,021
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (i)	10,208	204
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (i)	24,613	880
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (i)	3,042	2,751
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2023	15,825	15,825
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 5.34%, 2/27/2024 (a) (i)	10,695	10,452
PNMAC FMSR ISSUER TRUST
Series 2018-GT1, Class A, 5.29%, 2/25/2023 (a) (i)	4,655	4,607
Series 2018-GT2, Class A, 5.09%, 8/25/2025 (a) (i)	4,320	4,215
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 ‡ (a) (g)	7,000	6,745
Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (i)	5,000	4,702
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (g)	25,558	23,753
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (g)	2,749	2,529
Series 2021-7, Class A2, 3.67%, 8/25/2026 (a) (g)	11,837	10,759
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (i)	5,500	5,014
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (g)	5,000	4,501
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	51	49
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (g)	19,624	18,904
SART Series 2017-1, 4.75%, 7/15/2024	131	129
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (i)	19,915	11
Series 2021-2, Class BXS, 8.35%, 11/25/2060 ‡ (a) (i)	4,998	4,148
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	12,565
STACR Trust
Series 2018-HRP1, Class B1, 6.19%, 4/25/2043 ‡ (a) (i)	5,230	5,145
Series 2018-HRP2, Class M3, 4.84%, 2/25/2047 ‡ (a) (i)	13,572	13,572
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-HRP2, Class B1, 6.64%, 2/25/2047 (a) (i)	2,825	2,830
Series 2018-DNA3, Class B1, 6.34%, 9/25/2048 (a) (i)	5,550	5,601
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 4.84%, 10/25/2037 (i)	1,896	1,775
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 3.29%, 5/25/2047 (i)	13,509	11,214
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (g)	2,958	2,839
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	28,451
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (g)	5,500	5,279
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (a) (i)	7,606	7,182
Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (i)	2,200	2,064
Series 2020-1, Class M1, 3.02%, 1/25/2060 ‡ (a) (i)	1,990	1,843
Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (i)	122	120
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (g)	1,008	993
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 ‡ (a) (i)	820	693
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	12,000	11,620
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	68	65
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.15%, 8/25/2033 (i)	98	96
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	54	53
Series 2005-AR7, Class A3, 3.64%, 8/25/2035 (i)	59	55
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 1.71%, 10/25/2046 (i)	2,295	1,940
Total Collateralized Mortgage Obligations (Cost $1,043,850)		965,494
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	221

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 3.3%
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	753	656
6.00%, 2/22/2033 (e)	8,400	7,317
6.40%, 6/5/2049 (e)	1,600	1,255
5.88%, 1/30/2060 (a)	13,650	9,643
5.88%, 1/30/2060 (e)	13,200	9,325
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (e)	3,129	1,718
Federal Republic of Nigeria
6.50%, 11/28/2027 (e)	5,400	4,117
6.13%, 9/28/2028 (a)	7,847	5,642
7.14%, 2/23/2030 (e)	21,500	15,802
7.38%, 9/28/2033 (a)	4,405	2,940
7.70%, 2/23/2038 (e)	5,700	3,634
7.63%, 11/28/2047 (e)	4,800	2,952
8.25%, 9/28/2051 (a)	4,263	2,702
Federative Republic of Brazil 3.88%, 6/12/2030	2,400	2,090
Gabonese Republic 7.00%, 11/24/2031 (a)	7,600	5,719
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (e)	5,600	4,877
7.38%, 10/10/2047 (e)	9,100	7,371
Islamic Republic of Pakistan
8.25%, 9/30/2025 (e)	3,100	2,093
6.00%, 4/8/2026 (a)	19,530	12,111
7.38%, 4/8/2031 (a)	8,513	4,726
Kingdom of Bahrain
7.00%, 10/12/2028 (e)	1,900	1,899
6.75%, 9/20/2029 (e)	1,700	1,666
5.45%, 9/16/2032 (a)	9,389	8,009
Republic of Angola
9.50%, 11/12/2025 (e)	700	667
8.25%, 5/9/2028 (e)	1,900	1,648
8.00%, 11/26/2029 (e)	11,400	9,433
8.00%, 11/26/2029 (a)	5,720	4,733
8.75%, 4/14/2032 (a)	5,266	4,292
9.13%, 11/26/2049 (e)	6,700	4,997
Republic of Armenia
3.60%, 2/2/2031 (e)	1,200	857
3.60%, 2/2/2031 (a)	6,100	4,355
Republic of Costa Rica
4.38%, 4/30/2025 (e)	2,100	2,042
6.13%, 2/19/2031 (e)	17,500	16,317
5.63%, 4/30/2043 (e)	1,200	900
7.00%, 4/4/2044 (e)	1,000	867
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	16,537	15,352
5.75%, 12/31/2032 (e) (g)	1,920	1,706
6.13%, 6/15/2033 (e)	18,200	15,303
Republic of Ecuador
5.50%, 7/31/2030 (e) (g)	6,170	3,235
2.50%, 7/31/2035 (e) (g)	2,090	800
Republic of El Salvador
6.38%, 1/18/2027 (e)	500	188
8.63%, 2/28/2029 (e)	7,700	2,829
7.63%, 2/1/2041 (e)	4,400	1,471
7.12%, 1/20/2050 (e)	10,900	3,626
Republic of Ghana
6.38%, 2/11/2027 (e)	10,700	4,628
7.88%, 2/11/2035 (a)	7,220	2,607
8.88%, 5/7/2042 (e)	1,100	385
8.95%, 3/26/2051 (e)	2,000	700
8.75%, 3/11/2061 (e)	8,000	2,836
8.75%, 3/11/2061 (a)	3,300	1,170
Republic of Guatemala 4.65%, 10/7/2041 (a)	3,400	2,688
Republic of Iraq
6.75%, 3/9/2023 (e)	8,400	8,081
5.80%, 1/15/2028 (e)	10,587	8,803
Republic of Kenya
8.00%, 5/22/2032 (e)	10,600	7,844
6.30%, 1/23/2034 (a)	6,093	4,143
6.30%, 1/23/2034 (e)	700	476
8.25%, 2/28/2048 (e)	6,600	4,471
Republic of Namibia 5.25%, 10/29/2025 (e)	4,900	4,410
Republic of Paraguay
6.10%, 8/11/2044 (e)	12,075	11,247
5.40%, 3/30/2050 (a)	3,970	3,314
Republic of Rwanda 5.50%, 8/9/2031 (a)	9,000	6,819
Republic of Senegal
6.25%, 5/23/2033 (e)	11,000	8,857
6.75%, 3/13/2048 (e)	18,800	13,070
Republic of South Africa
5.00%, 10/12/2046	5,100	3,423
5.75%, 9/30/2049	8,406	5,958
State of Mongolia 4.45%, 7/7/2031 (a)	7,800	6,007
Sultanate of Oman Government Bond
5.38%, 3/8/2027 (e)	6,500	6,402
6.25%, 1/25/2031 (e)	900	907
6.25%, 1/25/2031 (a)	6,559	6,608
7.38%, 10/28/2032 (a)	7,291	7,874
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.50%, 3/8/2047 (e)	600	524
6.75%, 1/17/2048 (e)	5,400	4,799
Tunisian Republic 5.75%, 1/30/2025 (e)	6,350	3,789
Ukraine Government Bond
9.75%, 11/1/2030 (e)	6,700	1,374
6.88%, 5/21/2031 (e)	2,100	399
Total Foreign Government Securities (Cost $504,040)		358,495
Loan Assignments — 0.5% (f) (k)
Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 4/10/2028	3,493	3,417
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 1/31/2028	1,975	1,793
		5,210
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028	1,980	1,848
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 6/1/2024	254	252
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 5.02%, 3/31/2027	2,420	2,369
		2,621
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 4/3/2024	1,473	1,439
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 8/4/2027	3,241	3,160
		4,599
Diversified Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C (ICE LIBOR USD 1 Month), 4.25%, 5/15/2025 ‡	450	451
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 6/30/2028	2,475	2,376
Food & Staples Retailing — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan, 7.00%, 12/31/2038	309	262
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡	2,370	2,015
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024	93	57
		2,334
Health Care Equipment & Supplies — 0.0% ^
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 10/23/2028	3,090	2,943
Health Care Providers & Services — 0.0% ^
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 11/15/2028	3,192	3,104
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (h)	45	5
Life Sciences Tools & Services — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 11/8/2027	1,279	1,257
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.96%, 10/8/2027	1,948	1,906
Media — 0.0% ^
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.52%, 8/2/2027	2,797	2,671
Personal Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/1/2026	7,915	7,613
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.12%, 8/1/2027	2,103	2,027
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	223

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Road & Rail — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH SOFR + 4.00%), 6.15%, 7/21/2028	280	270
First Student Bidco, Inc., Term Loan B (3-MONTH SOFR + 4.00%), 6.15%, 7/21/2028	4,030	3,883
		4,153
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 9.02%, 12/18/2026 (l)	12	11
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.50%, 3/3/2028	2,963	2,868
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 7.02%, 12/22/2025	4,931	4,135
		7,014
Total Loan Assignments (Cost $54,220)		52,132
	SHARES (000)
Common Stocks — 0.3%
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	20	508
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	45	30
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	9
iHeartMedia, Inc., Class A *	2	21
		30
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.	5	518
Chord Energy Corp.	77	10,882
EP Energy Corp. *	11	91
Gulfport Energy Corp. *	108	10,531
		22,022
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	6	72
Professional Services — 0.0% ^
NMG, Inc. *	—	1
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	2
INVESTMENTS	SHARES (000)	VALUE ($000)

Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	147	4,045
Total Common Stocks (Cost $15,301)		26,710
Preferred Stocks — 0.1%
Electric Utilities — 0.1%
SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (m)	240	4,624
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	4,215
		8,839
Insurance — 0.0% ^
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (m)	97	2,082
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	15
Total Preferred Stocks (Cost $12,914)		10,936
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	1	7
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	—	16
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 25.00 USD*	16	1,384
expiring 2/9/2026, price 29.00 USD*	17	1,467
expiring 2/9/2026, price 33.00 USD*	10	784
		3,635
Total Warrants (Cost $—)		3,658
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 9/19/2022 ‡ * (b) (c) (d)(Cost $258)	—	1,900
Municipal Bonds — 0.0% (n) ^
California — 0.0% ^
Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100	134
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	269
Regents of the University of California Medical Center Pooled Series F, Rev., 6.58%, 5/15/2049	255	316
University of California, Taxable Build America Series R, Rev., 5.77%, 5/15/2043	140	156
University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100	93
Total California		968
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	169
Illinois — 0.0% ^
Illinois Finance Authority, The University of Chicago Medical Center Series 2013A, Rev., 4.00%, 4/1/2023 (o)	25	25
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank Series B-2, Rev., 6.12%, 1/15/2040	240	274
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series B, Rev., 6.72%, 1/1/2049	131	169
Total Municipal Bonds (Cost $1,703)		1,605
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	31	—
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (p) (q) (Cost $154,270)	154,243	154,305
Total Short-Term Investments (Cost $154,270)		154,305
Total Investments — 107.3% (Cost $12,805,157)		11,546,756
Liabilities in Excess of Other Assets — (7.3)%		(789,015)
NET ASSETS — 100.0%		10,757,741

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	225

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(e)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(h)	Defaulted security.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2022.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Security is prerefunded or escrowed to maturity.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2022.
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 5.00%, 8/25/2052(a)	(160,072)	(161,688)
TBA, 5.00%, 9/25/2052(a)	(594,300)	(600,103)
(Proceeds received of $768,189)		(761,791)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Income Funds	August 31, 2022

Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	231	12/20/2022	USD	26,940	(164)
U.S. Treasury 10 Year Ultra Note	2,446	12/20/2022	USD	305,406	(2,857)
U.S. Treasury Long Bond	36	12/20/2022	USD	4,877	(21)
U.S. Treasury Ultra Bond	111	12/20/2022	USD	16,525	41
U.S. Treasury 2 Year Note	2,217	12/30/2022	USD	461,690	(892)
U.S. Treasury 5 Year Note	12,498	12/30/2022	USD	1,383,177	(6,678)
					(10,571)
Short Contracts
U.S. Treasury 10 Year Note	(11,796)	12/20/2022	USD	(1,375,709)	9,813
U.S. Treasury 10 Year Ultra Note	(258)	12/20/2022	USD	(32,214)	277
U.S. Treasury Long Bond	(2)	12/20/2022	USD	(271)	2
U.S. Treasury Ultra Bond	(164)	12/20/2022	USD	(24,416)	87
U.S. Treasury 2 Year Note	(2,838)	12/30/2022	USD	(591,014)	1,103
U.S. Treasury 5 Year Note	(1,295)	12/30/2022	USD	(143,320)	685
					11,967
					1,396

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	6.00	USD 5,000	(270)	(338)	(608)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.00	USD 12,500	(643)	(877)	(1,520)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.00	USD 10,000	(458)	(758)	(1,216)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.00	USD 20,000	(773)	(1,659)	(2,432)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.00	USD 15,000	(514)	(1,310)	(1,824)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	5.99	USD 12,500	(1,058)	(661)	(1,719)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	5.99	USD 20,000	(907)	(1,845)	(2,752)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.99	USD 5,000	(54)	(634)	(688)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.99	USD 7,500	(39)	(993)	(1,032)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.99	USD 5,000	(168)	(520)	(688)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	5.99	USD 5,000	(241)	(447)	(688)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.99	USD 5,000	(238)	(450)	(688)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.99	USD 2,500	(119)	(225)	(344)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.99	USD 12,500	(360)	(1,360)	(1,720)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.99	USD 12,500	(134)	(1,586)	(1,720)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.99	USD 5,500	(63)	(694)	(757)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.99	USD 8,017	(92)	(1,011)	(1,103)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	5.99	USD 12,500	(57)	(1,663)	(1,720)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	9.47	USD 2,500	(283)	(129)	(412)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	9.47	USD 10,000	(938)	(708)	(1,646)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	227

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	9.47	USD 8,000	(632)	(685)	(1,317)
CMBX.NA.BBB-.9	3.00	Monthly	Merrill Lynch International	09/17/2058	9.47	USD 5,000	(563)	(260)	(823)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	9.47	USD 12,500	(1,848)	(209)	(2,057)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	9.47	USD 12,500	(1,313)	(744)	(2,057)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	9.47	USD 7,500	(844)	(391)	(1,235)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	9.47	USD 12,500	(1,357)	(701)	(2,058)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	9.47	USD 7,500	(848)	(387)	(1,235)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	9.47	USD 5,000	(489)	(334)	(823)
							(15,303)	(21,579)	(36,882)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 89,114	4,554	(4,754)	(200)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 184,010	9,422	(9,833)	(411)
						13,976	(14,587)	(611)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Income Funds	August 31, 2022

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - sell protection	(15,303)	(36,882)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	229

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 40.3%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	978	962
American Credit Acceptance Receivables Trust
Series 2021-2, Class B, 0.68%, 5/13/2025 (a)	3,972	3,964
Series 2021-4, Class A, 0.45%, 9/15/2025 (a)	1,827	1,812
Series 2022-2, Class A, 2.66%, 2/13/2026 (a)	2,779	2,748
American Express Credit Account Master Trust Series 2018-5, Class A, 2.73%, 12/15/2025 (b)	10,000	10,004
AmeriCredit Automobile Receivables Trust Series 2020-1, Class A3, 1.11%, 8/19/2024	224	224
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 3.72%, 8/25/2033 ‡ (b)	50	50
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 4.09%, 12/25/2032 ‡ (b)	1,351	1,285
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 3.07%, 9/25/2028 ‡ (b)	12	13
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104	6,480
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000	3,531
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	760	756
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 3.61%, 4/15/2031 (a) (b)	4,350	4,282
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	409	397
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A, 2.36%, 3/20/2026 (a)	10,490	9,980
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,253
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 3.72%, 10/20/2031 (a) (b)	3,244	3,181
Series 2019-1A, Class A1R, 3.54%, 7/15/2032 (a) (b)	6,415	6,270
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 3.27%, 1/25/2035 ‡ (b)	482	478
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 3.34%, 12/25/2033 ‡ (b)	474	452
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	1,698	1,618
BSPRT Issuer Ltd. (Cayman Islands) Series 2022-FL8, Class A, 3.38%, 2/15/2037 (a) (b)	5,000	4,851
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,987	1,859
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,172	1,954
Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	9,602	9,147
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	1,312	1,278
Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1, 2.80%, 3/15/2027	5,005	4,872
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	1,760	1,733
Series 2020-4, Class A3, 0.50%, 8/15/2025	2,396	2,342
Series 2022-2, Class A3, 3.49%, 2/16/2027	4,720	4,689
Carvana Auto Receivables Trust
Series 2020-P1, Class A3, 0.44%, 6/9/2025	1,895	1,866
Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,094
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 3.29%, 1/25/2032 ‡ (b)	70	71
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,361	2,144
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	1,419	1,408
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	632	622
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	806	777
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	4,835	4,347
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 3.04%, 6/25/2033 ‡ (b)	287	280
Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (c)	15	15
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (a)	386	385
Series 2021-D, Class A, 0.61%, 10/15/2025 (a)	3,224	3,183
Series 2022-C, Class A, 4.18%, 4/15/2030 (a)	8,835	8,820
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	8,826	8,711
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	10,905	10,652
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	5,580	5,354
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031 (a)	393	391
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	2,132	2,087
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	827	767
DLLST LLC Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	4,510	4,419
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	1,796	1,784
Series 2021-2A, Class A, 0.41%, 3/17/2025 (a)	1,125	1,117
Series 2021-3A, Class A, 0.33%, 4/15/2025 (a)	2,104	2,078
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	3,852	3,806
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	1,300	1,250
Elmwood CLO V Ltd. (Cayman Islands) Series 2020-2A, Class AR, 3.86%, 10/20/2034 (a) (b)	7,500	7,280
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	4,100	4,016
Exeter Automobile Receivables Trust
Series 2021-2A, Class B, 0.57%, 9/15/2025	3,171	3,143
Series 2022-3A, Class A3, 4.21%, 1/15/2026	6,000	5,970
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 3.49%, 4/25/2032 ‡ (b)	66	65
Series 2002-FF4, Class M1, 4.02%, 2/25/2033 ‡ (b)	578	485
Series 2003-FFH1, Class M2, 5.07%, 9/25/2033 ‡ (b)	226	214
Series 2004-FF8, Class M4, 4.05%, 10/25/2034 ‡ (b)	205	188
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	816	805
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	12,627	11,673
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,968	6,177
Flagship Credit Auto Trust Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	528	525
FREED ABS Trust Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	4,061	4,047
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (b)	2,337	2,320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fremont Home Loan Trust Series 2005-C, Class M2, 3.18%, 7/25/2035 ‡ (b)	483	481
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 3.64%, 11/16/2036 (a) (b)	5,290	5,040
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 3.48%, 10/15/2030 (a) (b)	1,974	1,943
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	2,400	2,240
Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	1,767	1,669
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	1,502	1,373
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 2.57%, 9/15/2030 ‡ (b)	12	12
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,015	977
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	574	564
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	2,650	2,602
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	1,218	1,166
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B, 0.61%, 10/15/2025 (a)	1,475	1,432
Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635	4,420
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 3.58%, 4/15/2031 (a) (b)	5,000	4,914
Lendingpoint Asset Securitization Trust Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	5,521	5,442
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	3,500	3,439
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	1,803	1,759
Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000	2,966
LP LMS Asset Securitization Trust Series 2021-2A, Class A, 1.75%, 1/15/2029 (a)	2,649	2,576
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	2,610	2,530
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000	2,590
Marlin Receivables LLC Series 2022-1A, Class A2, 4.53%, 9/20/2025 (a)	4,975	4,944
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	231

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	6,375	6,039
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 3.46%, 10/16/2036 (a) (b)	3,500	3,369
, Class A, 3.38%, 2/19/2037 (a) (b)	5,000	4,890
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 3.42%, 4/25/2035 ‡ (b)	498	498
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 3.68%, 7/20/2031 (a) (b)	4,425	4,345
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.24%, 11/25/2033 ‡ (b)	175	162
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	9,535	9,128
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 2.10%, 1/15/2033 (a) (b)	5,000	4,900
OneMain Financial Issuance Trust
Series 2020-1A, Class A, 3.84%, 5/14/2032 (a)	3,339	3,319
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000	4,357
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	5,000	4,910
Pagaya AI Debt Selection Trust Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	2,361	2,292
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 3.51%, 7/20/2029 (a) (b)	2,739	2,697
Series 2021-4A, Class A1, 3.31%, 10/15/2029 (a) (b)	4,352	4,275
Series 2022-2A, Class A1, 2.36%, 10/15/2030 (a) (b)	5,000	4,930
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (c)	3,275	3,082
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,027	2,675
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	5,000	4,473
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,974	8,245
Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,500	8,261
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,055	4,793
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	10,987	9,745
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,498	4,005
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 ‡ (c)	523	418
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750	2,570
Santander Drive Auto Receivables Trust
Series 2022-5, Class A2, 3.98%, 1/15/2025	5,880	5,871
Series 2022-2, Class A2, 2.12%, 10/15/2026	5,744	5,722
Series 2022-4, Class A3, 4.14%, 2/16/2027	7,340	7,298
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	636	619
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	908	854
SoFi Professional Loan Program LLC Series 2016-B, Class A1, 3.64%, 6/25/2033 (a) (b)	144	144
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	3,625	3,119
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	1,340	1,317
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 3.14%, 4/25/2033 ‡ (b)	18	17
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 3.88%, 7/23/2033 (a) (b)	5,000	4,908
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,076
Tesla Auto Lease Trust
Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	2,386	2,361
Series 2021-A, Class A3, 0.56%, 3/20/2025 (a)	2,000	1,930
Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	2,680	2,521
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,063
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,988	5,410
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,276	3,094
Upstart Securitization Trust
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	2,801	2,693
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	4,370	4,354
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	1,369	1,361
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	4,755	4,691
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (c)	1,146	1,101
Verizon Owner Trust Series 2019-B, Class A1A, 2.33%, 12/20/2023	381	381
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	2,735	2,713
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (c)	1,965	1,834
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	1,670	1,556
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (c)	5,336	5,044
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (c)	4,428	4,212
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (c)	1,477	1,401
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (c)	2,523	2,402
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (a) (c)	3,309	3,104
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (c)	4,243	4,022
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,477	1,446
Westlake Automobile Receivables Trust
Series 2020-3A, Class A2, 0.56%, 5/15/2024 (a)	160	159
Series 2021-1A, Class A2A, 0.39%, 10/15/2024 (a)	1,255	1,246
Series 2020-2A, Class B, 1.32%, 7/15/2025 (a)	660	659
Series 2022-2A, Class A3, 3.75%, 4/15/2026 (a)	5,350	5,290
World Omni Auto Receivables Trust Series 2022-B, Class A3, 3.25%, 7/15/2027	8,750	8,600
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,600
Total Asset-Backed Securities (Cost $509,204)		489,451
Collateralized Mortgage Obligations — 24.8%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-33, Class 3A3, 2.84%, 12/25/2034 (b)	131	123
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	104	88
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 3.04%, 5/25/2034 (b)	101	98
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 3.45%, 11/25/2034 ‡ (b)	162	33
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 2.93%, 10/25/2041 ‡ (a) (b)	1,979	1,974
Series 2021-R03, Class 1M1, 3.03%, 12/25/2041 ‡ (a) (b)	6,020	5,983
Series 2022-R01, Class 1M1, 3.18%, 12/25/2041 ‡ (a) (b)	3,228	3,189
Series 2022-R06, Class 1M1, 4.93%, 5/25/2042 (a) (b)	3,723	3,785
Series 2022-R07, Class 1M1, 5.16%, 6/25/2042 (a) (b)	5,502	5,584
Series 2022-R08, Class 1M1, 4.76%, 7/25/2042 (a) (b)	1,966	1,991
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	4	3
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	255	245
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 3.51%, 10/25/2033 (b)	268	259
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.31%, 2/25/2020 (b)	31	30
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M1, 2.93%, 10/25/2033 (a) (b)	4,084	4,062
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 2.44%, 10/25/2032 (a) (b)	3,505	3,494
Series 2021-DNA2, Class M1, 2.98%, 8/25/2033 (a) (b)	1,351	1,347
FHLMC, REMIC
Series 1508, Class KA, 0.97%, 5/15/2023 (b)	—	—
Series 1689, Class M, PO, 3/15/2024	—	—
Series 2033, Class PR, PO, 3/15/2024	—	—
Series 1974, Class ZA, 7.00%, 7/15/2027	22	23
Series 3737, Class DG, 5.00%, 10/15/2030	189	190
Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,058	75
Series 5000, Class CB, 1.25%, 1/25/2035	5,597	5,037
Series 3300, Class FA, 2.69%, 8/15/2035 (b)	127	126
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	233

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3085, Class VS, IF, 19.16%, 12/15/2035 (b)	124	144
Series 4867, Class WF, 2.11%, 4/15/2037 (b)	9,517	9,473
Series 4350, Class AF, 2.06%, 12/15/2037 (b)	2,410	2,370
Series 4350, Class FK, 2.06%, 6/15/2038 (b)	2,730	2,692
Series 4515, Class FA, 2.08%, 8/15/2038 (b)	1,535	1,520
Series 4350, Class KF, 2.06%, 1/15/2039 (b)	476	466
Series 4448, Class TF, 2.03%, 5/15/2040 (b)	3,016	2,974
Series 4480, Class FM, 2.06%, 6/15/2040 (b)	3,488	3,460
Series 4457, Class KF, 2.06%, 10/15/2040 (b)	4,547	4,515
Series 4363, Class FA, 2.08%, 9/15/2041 (b)	2,282	2,258
Series 4413, Class WF, 2.06%, 10/15/2041 (b)	2,058	2,026
Series 4559, Class AF, 2.21%, 3/15/2042 (b)	1,473	1,471
Series 4074, Class FE, 2.79%, 7/15/2042 (b)	1,610	1,601
Series 4150, Class F, 2.76%, 1/15/2043 (b)	4,072	4,036
Series 4161, Class YF, 2.76%, 2/15/2043 (b)	2,973	2,947
Series 4281, Class FB, 2.94%, 12/15/2043 (b)	2,114	2,122
Series 4606, Class FL, 2.89%, 12/15/2044 (b)	4,374	4,359
Series 4594, Class GN, 2.50%, 2/15/2045	2,110	1,993
Series 5072, Class QC, 1.00%, 10/25/2050	5,901	4,944
FHLMC, STRIPS
Series 343, Class F4, 2.06%, 10/15/2037 (b)	2,497	2,512
Series 328, Class S4, IF, IO, 0.58%, 2/15/2038 (b)	4,441	180
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	40	28
Series T-54, Class 4A, 3.65%, 2/25/2043 (b)	968	930
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.37%, 12/25/2034 (b)	101	99
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,689	1,579
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.15%, 2/25/2044 (b)	144	142
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.36%, 3/25/2041 (b)	475	459
Series 2001-T8, Class A1, 7.50%, 7/25/2041	153	156
FNMA, REMIC
Series 1993-146, Class E, PO, 5/25/2023	—	—
Series G94-9, Class PJ, 6.50%, 8/17/2024	35	36
Series 2013-26, Class AV, 3.50%, 4/25/2026	575	574
Series 2013-43, Class YH, 2.50%, 5/25/2033	942	903
Series 2004-17, Class BF, 2.79%, 1/25/2034 (b)	152	152
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-3, Class SB, IF, IO, 4.26%, 7/25/2035 (b)	170	6
Series 2006-16, Class HZ, 5.50%, 3/25/2036	130	135
Series 2006-124, Class FC, 2.79%, 1/25/2037 (b)	663	659
Series 2014-23, Class FA, 2.01%, 10/25/2039 (b)	9,910	9,927
Series 2012-38, Class PA, 2.00%, 9/25/2041	1,101	1,037
Series 2013-54, Class HF, 2.64%, 10/25/2041 (b)	460	459
Series 2012-93, Class ME, 2.50%, 1/25/2042	1,283	1,211
Series 2012-13, Class FA, 3.02%, 2/25/2042 (b)	5,804	5,830
Series 2012-31, Class FB, 2.99%, 4/25/2042 (b)	4,584	4,596
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,986	1,871
Series 2012-119, Class FB, 2.79%, 11/25/2042 (b)	2,994	2,970
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,306	2,250
Series 2013-6, Class FL, 2.84%, 2/25/2043 (b)	750	746
Series 2014-49, Class AF, 2.03%, 8/25/2044 (b)	136	135
Series 2015-42, Class BF, 2.02%, 6/25/2045 (b)	3,363	3,327
Series 2016-25, Class LA, 3.00%, 7/25/2045	8,423	8,090
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,984	2,881
Series 2015-91, Class AF, 2.08%, 12/25/2045 (b)	3,197	3,194
Series 2016-58, Class SA, IO, 0.62%, 8/25/2046 (b)	7,711	217
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,792	1,721
Series 2017-104, Class LA, 3.00%, 11/25/2047	1,218	1,168
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,779	2,665
Series 2019-77, Class FP, 2.99%, 1/25/2050 (b)	10,511	10,531
Series 2014-66, Class WF, 2.06%, 10/25/2054 (b)	1,460	1,450
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.57%, 10/25/2042 (b)	466	437
Series 2003-W15, Class 3A, 3.94%, 12/25/2042 (b)	530	510
Series 2003-W1, Class 2A, 5.33%, 12/25/2042 (b)	128	127
Series 2009-W1, Class A, 6.00%, 12/25/2049	185	192
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,347
Series 2010-166, Class GP, 3.00%, 4/20/2039	549	545
Series 2012-61, Class FM, 2.79%, 5/16/2042 (b)	3,894	3,884
Series 2012-H21, Class FA, 2.30%, 7/20/2062 (b)	1,414	1,404
Series 2012-H29, Class FA, 2.31%, 10/20/2062 (b)	1,657	1,648
Series 2013-H16, Class FA, 2.34%, 7/20/2063 (b)	4,765	4,741
Series 2014-H07, Class FC, 2.40%, 5/20/2064 (b)	10,022	9,961
Series 2014-H11, Class JA, 2.30%, 6/20/2064 (b)	2,828	2,806
Series 2014-H17, Class FM, 1.60%, 8/20/2064 (b)	7,617	7,550
Series 2015-H03, Class FD, 2.44%, 1/20/2065 (b)	4,667	4,627
Series 2015-H04, Class FL, 2.27%, 2/20/2065 (b)	7,431	7,371
Series 2015-H12, Class FJ, 2.23%, 5/20/2065 (b)	6,762	6,718
Series 2015-H14, Class FB, 2.23%, 5/20/2065 (b)	9,572	9,515
Series 2015-H12, Class FA, 2.28%, 5/20/2065 (b)	5,089	5,048
Series 2015-H15, Class FB, 2.40%, 6/20/2065 (b)	7,316	7,270
Series 2015-H19, Class FN, 2.24%, 7/20/2065 (b)	8,247	8,168
Series 2015-H23, Class TA, 2.27%, 9/20/2065 (b)	10,477	10,383
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	387	355
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	88	86
Impac CMB Trust
Series 2004-6, Class 1A2, 3.22%, 10/25/2034 (b)	49	47
Series 2005-5, Class A1, 3.08%, 8/25/2035 (b)	347	325
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.01%, 3/25/2037 (b)	219	186
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 2.27%, 10/25/2033 (b)	33	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	535	534
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.86%, 4/21/2034 (b)	68	66
Series 2004-13, Class 3A7B, 4.93%, 11/21/2034 (b)	211	199
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 2.84%, 2/25/2033 (b)	44	42
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 3.39%, 9/15/2030 ‡ (b)	28	25
Series 2002-TBC1, Class B2, 3.79%, 9/15/2030 ‡ (b)	13	10
Series 2001-TBC1, Class B1, 3.27%, 11/15/2031 ‡ (b)	95	87
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 3.10%, 9/25/2029 (b)	106	100
Series 2004-1, Class 2A3, 2.71%, 12/25/2034 (b)	86	82
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	734	707
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	2,028	1,954
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 2.43%, 3/25/2033 (b)	77	70
Series 2003-HYB1, Class B1, 2.43%, 3/25/2033 ‡ (b)	71	42
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	708	689
Series 2004-5AR, Class 3A3, 2.86%, 7/25/2034 (b)	94	86
Series 2004-5AR, Class 3A5, 2.86%, 7/25/2034 (b)	532	514
Series 2004-11AR, Class 1A2A, 2.75%, 1/25/2035 (b)	207	189
MRA Issuance Trust Series 2021-EBO2, Class A, 4.26%, 4/1/2022 (a) (b)	4,256	4,152
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 3.24%, 8/15/2032 ‡ (b)	47	40
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 2.89%, 2/25/2035 (a) (b)	612	537
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	235

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 3.01%, 1/25/2048 (a) (b)	1,574	1,534
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	179	173
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.09%, 10/25/2032 (b)	217	215
PRPM LLC
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (c)	2,348	2,243
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,465	1,368
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.43%, 6/25/2035 (b)	351	335
Series 2006-SA4, Class 2A1, 4.83%, 11/25/2036 (b)	163	138
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	8,021	7,610
Sequoia Mortgage Trust
Series 11, Class A, 3.27%, 12/20/2032 (b)	9	9
Series 2003-3, Class A2, 3.45%, 7/20/2033 (b)	72	67
Series 2004-11, Class A2, 2.67%, 12/20/2034 (b)	496	446
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 3.07%, 3/19/2034 (b)	34	32
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 3.12%, 7/19/2032 (b)	145	93
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 3.78%, 7/25/2033 (b)	262	256
Series 2003-40A, Class 4A, 3.46%, 1/25/2034 (b)	153	146
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.00%, 12/25/2044 (b)	1,624	1,445
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (a) (b)	3,323	3,175
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (b)	7,500	7,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (b)	282	268
Series 2004-AR11, Class A, 3.45%, 10/25/2034 (b)	148	138
Total Collateralized Mortgage Obligations (Cost $307,721)		301,534
Commercial Mortgage-Backed Securities — 10.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	3,291	3,220
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 3.21%, 12/18/2037 (a) (b)	1,765	1,747
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500	3,319
Series 2018-DSNY, Class A, 3.24%, 9/15/2034 (a) (b)	6,000	5,880
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650	2,395
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 3.07%, 1/25/2035 (a) (b)	103	102
Series 2005-2A, Class A2, 2.97%, 8/25/2035 (a) (b)	489	448
Series 2005-2A, Class M1, 3.09%, 8/25/2035 ‡ (a) (b)	98	90
Series 2007-3, Class A2, 2.73%, 7/25/2037 (a) (b)	430	388
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	939
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	1,152	1,089
BHMS Series 2018-ATLS, Class A, 3.64%, 7/15/2035 (a) (b)	6,000	5,821
BPR Trust Series 2021-KEN, Class A, 3.64%, 2/15/2029 (a) (b)	2,115	2,053
BX Series 2021-MFM1, Class A, 3.09%, 1/15/2034 (a) (b)	4,000	3,880
BX Trust
Series 2021-BXMF, Class A, 3.03%, 10/15/2026 (a) (b)	8,000	7,660
Series 2021-LBA, Class AJV, 3.19%, 2/15/2036 (a) (b)	6,500	6,238
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 3.50%, 11/15/2037 (a) (b)	9,000	8,891
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037 (a) (b)	12,200	11,356
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 4.18%, 1/25/2051 (a) (b)	186	180
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 2.81%, 8/25/2025 (b)	9,743	9,746
Series K086, Class A1, 3.67%, 12/25/2027	1,595	1,595
Series Q007, Class APT2, 3.32%, 10/25/2047 (b)	1,131	1,107
Series Q013, Class APT1, 1.28%, 5/25/2050 (b)	3,598	3,437
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	5,000	4,802
INTOWN Mortgage Trust Series 2022-STAY, Class A, 4.74%, 8/15/2037 (a) (b)	6,000	5,966
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 2.94%, 12/15/2037 (a) (b)	1,038	1,003
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000	4,283
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (a)	5,000	4,854
ONE Mortgage Trust Series 2021-PARK, Class A, 3.09%, 3/15/2036 (a) (b)	7,000	6,749
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 3.24%, 4/14/2038 (a) (b)	1,071	1,039
SMR Mortgage Trust Series 2022-IND, Class A, 3.96%, 2/15/2039 (a) (b)	7,717	7,513
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 4.05%, 11/15/2036 ‡ (a) (b)	2,300	2,204
UBS Commercial Mortgage Trust Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,298
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	36	37
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 3.54%, 2/15/2040 (a) (b)	3,427	3,291
Series 2020-C58, Class A1, 0.55%, 7/15/2053	1,194	1,114
Total Commercial Mortgage-Backed Securities (Cost $135,812)		130,734
Corporate Bonds — 10.3%
Automobiles — 0.2%
Hyundai Capital America 1.30%, 1/8/2026 (a)	2,960	2,620
Banks — 2.8%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	1,881
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,724	1,718
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	6,470	5,675
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 2.38%, 9/13/2023 (d)	3,000	3,002
Cooperatieve Rabobank UA (Netherlands) (SOFRINDX + 0.30%), 2.59%, 1/12/2024 (d)	10,000	9,936
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900	2,581
Truist Financial Corp. 1.20%, 8/5/2025	4,000	3,679
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (d)	6,400	6,022
		34,494
Biotechnology — 0.7%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 3.63%, 11/21/2022 (d)	8,500	8,507
Consumer Finance — 2.1%
American Express Co. (SOFR + 0.93%), 3.22%, 3/4/2025 (d)	5,000	4,998
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.28%), 2.70%, 1/12/2024 (d)	10,000	9,957
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (d)	5,000	4,954
Toyota Motor Credit Corp. (SOFRINDX + 0.33%), 2.62%, 1/11/2024 (d)	5,000	4,971
		24,880
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	4,335	3,724
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. 0.90%, 1/15/2026	1,780	1,592
Insurance — 2.8%
Athene Global Funding 0.95%, 1/8/2024 (a)	4,160	3,958
Metropolitan Life Global Funding I (SOFR + 0.32%), 2.61%, 1/7/2024 (a) (d)	10,000	9,930
New York Life Global Funding 0.40%, 10/21/2023 (a)	8,000	7,700
Principal Life Global Funding II 0.88%, 1/12/2026 (a)	8,790	7,788
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190	4,735
		34,111
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	237

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 2.36%, 9/15/2023 (d)	6,000	5,978
Oil, Gas & Consumable Fuels — 0.1%
Phillips 66 Co. 2.45%, 12/15/2024 (a)	1,585	1,506
Personal Products — 0.4%
GSK Consumer Healthcare Capital US LLC (SOFR + 0.89%), 3.18%, 3/24/2024 (a) (d)	5,000	4,992
Specialty Retail — 0.3%
Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,331
Total Corporate Bonds (Cost $131,667)		125,735
Mortgage-Backed Securities — 5.4%
FHLMC Gold Pools, 30 Year Pool # C35263, 7.50%, 5/1/2028	—	—
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	1,234	1,204
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	5,409	5,328
Pool # RA2904, 3.00%, 6/1/2050	5,227	4,858
Pool # RA2970, 2.50%, 7/1/2050	6,095	5,477
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	289	288
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	114	115
Pool # MA1338, 3.00%, 2/1/2033	1,040	1,001
Pool # MA1401, 3.00%, 4/1/2033	405	390
Pool # MA1490, 3.00%, 7/1/2033	1,335	1,285
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	—	—
Pool # 995724, 6.00%, 4/1/2039	171	185
Pool # AD0588, 5.00%, 12/1/2039	854	891
Pool # AD9721, 5.50%, 8/1/2040	179	184
Pool # BM3048, 4.00%, 10/1/2042	3,520	3,539
Pool # AS4592, 4.00%, 2/1/2045	5,477	5,465
Pool # BM5560, 4.00%, 1/1/2046	4,224	4,249
Pool # CA0411, 4.00%, 9/1/2047	4,069	4,069
Pool # CA2489, 4.50%, 10/1/2048	763	759
Pool # BP7345, 3.00%, 6/1/2050	7,062	6,581
Pool # BQ7436, 3.00%, 9/1/2051	4,526	4,198
Pool # BQ7454, 3.00%, 12/1/2051	5,987	5,554
FNMA, Other Pool # BK7908, 4.00%, 11/1/2048	424	413
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	161	163
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA I, 30 Year Pool # 412336, 8.00%, 10/15/2027	—	—
GNMA II, 30 Year
Pool # 1429, 7.50%, 10/20/2023	—	—
Pool # CG5224, 3.50%, 8/20/2051	9,569	9,237
Total Mortgage-Backed Securities (Cost $71,811)		65,433
	SHARES (000)
Short-Term Investments — 8.3%
Investment Companies — 8.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (e) (f) (Cost $100,538)	100,536	100,576
Total Short-Term Investments (Cost $100,538)		100,576
Total Investments — 99.9% (Cost $1,256,753)		1,213,463
Other Assets Less Liabilities — 0.1%		1,735
NET ASSETS — 100.0%		1,215,198

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Income Funds	August 31, 2022

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2022.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	239

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 49.0%
FHLMC
Pool # 781087, ARM, 2.36%, 12/1/2033 (a)	37	37
Pool # 1B1665, ARM, 2.86%, 4/1/2034 (a)	16	16
Pool # 782979, ARM, 2.37%, 1/1/2035 (a)	44	45
Pool # 1B2844, ARM, 2.23%, 3/1/2035 (a)	22	22
Pool # 1Q0007, ARM, 4.02%, 12/1/2035 (a)	24	24
Pool # 972200, ARM, 2.15%, 3/1/2036 (a)	38	37
Pool # 1J1380, ARM, 3.36%, 3/1/2036 (a)	16	17
Pool # 1H2618, ARM, 3.25%, 5/1/2036 (a)	33	33
Pool # 1G2557, ARM, 3.34%, 6/1/2036 (a)	54	55
Pool # 1A1085, ARM, 3.18%, 8/1/2036 (a)	28	29
Pool # 1Q0105, ARM, 3.50%, 9/1/2036 (a)	21	22
Pool # 1N0249, ARM, 2.14%, 10/1/2036 (a)	12	12
Pool # 1J1348, ARM, 2.45%, 10/1/2036 (a)	99	99
Pool # 1A1096, ARM, 2.52%, 10/1/2036 (a)	96	98
Pool # 1J1378, ARM, 1.89%, 11/1/2036 (a)	36	37
Pool # 1G2671, ARM, 1.97%, 11/1/2036 (a)	47	47
Pool # 1Q0737, ARM, 2.21%, 11/1/2036 (a)	39	39
Pool # 782760, ARM, 3.01%, 11/1/2036 (a)	50	52
Pool # 1G1386, ARM, 2.17%, 12/1/2036 (a)	21	21
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (a)	20	20
Pool # 1G1555, ARM, 2.61%, 2/1/2037 (a)	15	15
Pool # 1Q0739, ARM, 3.14%, 3/1/2037 (a)	43	44
Pool # 1Q0697, ARM, 2.69%, 5/1/2037 (a)	38	39
Pool # 1G2229, ARM, 2.33%, 9/1/2037 (a)	20	20
Pool # 1K0134, ARM, 4.35%, 10/1/2037 (a)	5	5
Pool # 1Q0722, ARM, 2.57%, 4/1/2038 (a)	28	29
Pool # 1Q0789, ARM, 2.76%, 5/1/2038 (a)	6	6
FHLMC Gold Pools, 15 Year Pool # G12978, 5.50%, 12/1/2022	1	1
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	163	167
Pool # C91158, 6.50%, 1/1/2028	78	80
Pool # C91180, 5.50%, 3/1/2028	67	69
Pool # D98938, 4.00%, 2/1/2032	367	368
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	—	—
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	15	16
Pool # G03029, 6.00%, 10/1/2029	23	24
Pool # C68485, 7.00%, 7/1/2032	16	16
Pool # G01448, 7.00%, 8/1/2032	27	29
Pool # C75791, 5.50%, 1/1/2033	39	40
Pool # C01735, 4.00%, 10/1/2033	51	51
Pool # A13625, 5.50%, 10/1/2033	160	170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A16253, 6.00%, 11/1/2033	21	22
Pool # A16843, 6.00%, 12/1/2033	40	41
Pool # A24712, 6.50%, 7/1/2034	19	20
Pool # A28796, 6.50%, 11/1/2034	64	68
Pool # A46417, 7.00%, 4/1/2035	189	203
Pool # A46987, 5.50%, 7/1/2035	335	353
Pool # A80290, 5.00%, 11/1/2035	403	421
Pool # G05713, 6.50%, 12/1/2035	324	343
Pool # A54679, 6.50%, 6/1/2036	19	20
Pool # C02637, 7.00%, 10/1/2036	137	144
Pool # C02660, 6.50%, 11/1/2036	54	59
Pool # G04077, 6.50%, 3/1/2038	93	99
Pool # G05190, 7.50%, 9/1/2038	14	15
Pool # C03466, 5.50%, 3/1/2040	83	88
Pool # A93511, 5.00%, 8/1/2040	629	655
Pool # G06493, 4.50%, 5/1/2041	1,001	1,023
Pool # G60039, 3.00%, 4/1/2043	4,049	3,855
Pool # G60105, 5.00%, 6/1/2044	1,386	1,448
Pool # Q37784, 3.50%, 12/1/2045	1,253	1,215
Pool # Q39412, 3.50%, 3/1/2046	553	537
Pool # Q40797, 3.50%, 5/1/2046	1,458	1,413
Pool # Q40922, 3.50%, 6/1/2046	465	450
Pool # Q42079, 3.50%, 7/1/2046	904	875
Pool # V84637, 4.00%, 9/1/2048	455	452
Pool # Q61709, 4.50%, 2/1/2049	1,080	1,089
Pool # Q62088, 4.50%, 2/1/2049	584	594
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	3	3
Pool # B90491, 7.50%, 1/1/2032	76	80
Pool # U80047, 4.00%, 9/1/2032	292	287
Pool # U80068, 3.50%, 10/1/2032	344	338
Pool # U80125, 3.50%, 1/1/2033	1,005	986
Pool # U80173, 3.50%, 1/1/2033	963	946
Pool # U80265, 3.50%, 4/1/2033	1,114	1,094
Pool # L10221, 6.00%, 1/1/2034	37	37
Pool # L10224, 6.00%, 12/1/2034	108	110
Pool # H00158, 6.00%, 4/1/2036	196	197
Pool # L10291, 6.50%, 11/1/2036	165	174
Pool # P51353, 6.50%, 11/1/2036	103	110
Pool # P50595, 6.50%, 12/1/2036	289	310
Pool # P51361, 6.50%, 12/1/2036	68	73
Pool # G20028, 7.50%, 12/1/2036	91	95
Pool # G80365, 6.50%, 10/17/2038	122	127
Pool # U90690, 3.50%, 6/1/2042	2,832	2,753
Pool # U90975, 4.00%, 6/1/2042	1,701	1,693
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # T65101, 4.00%, 10/1/2042	461	444
Pool # U90378, 4.00%, 11/1/2042	2,501	2,488
Pool # U90542, 4.00%, 12/1/2042	1,000	995
Pool # U91449, 4.00%, 5/1/2043	2,539	2,527
Pool # U99051, 3.50%, 6/1/2043	375	365
Pool # U99134, 4.00%, 1/1/2046	1,546	1,538
Pool # U69030, 4.50%, 1/1/2046	1,027	1,042
Pool # U69039, 4.00%, 2/1/2046	2,494	2,482
FHLMC UMBS, 20 Year
Pool # SC0104, 3.50%, 8/1/2035	4,642	4,598
Pool # ZT1675, 3.50%, 4/1/2037	2,652	2,627
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	779	749
Pool # RA1623, 4.00%, 9/1/2049	2,019	2,013
Pool # QA5403, 4.00%, 11/1/2049	799	791
Pool # QA5096, 4.00%, 12/1/2049	1,302	1,285
Pool # QA5982, 4.00%, 12/1/2049	955	942
Pool # RA2008, 4.00%, 1/1/2050	2,595	2,560
Pool # QA7351, 3.00%, 2/1/2050	360	335
Pool # RA2272, 3.50%, 2/1/2050	18,284	17,854
Pool # QB0097, 4.00%, 5/1/2050	687	689
Pool # RA4515, 4.00%, 2/1/2051	6,287	6,180
Pool # QC2209, 3.50%, 5/1/2051	2,071	1,980
Pool # QE4140, 5.50%, 6/1/2052	5,860	6,042
FNMA
Pool # 54844, ARM, 2.35%, 9/1/2027 (a)	2	2
Pool # 303532, ARM, 3.89%, 3/1/2029 (a)	4	4
Pool # 555258, ARM, 2.65%, 1/1/2033 (a)	40	39
Pool # 722421, ARM, 2.66%, 7/1/2033 (a)	5	5
Pool # 686040, ARM, 3.67%, 7/1/2033 (a)	67	66
Pool # 746299, ARM, 3.39%, 9/1/2033 (a)	41	43
Pool # 743546, ARM, 1.73%, 11/1/2033 (a)	118	117
Pool # 766610, ARM, 1.96%, 1/1/2034 (a)	14	14
Pool # 735648, ARM, 1.99%, 2/1/2034 (a)	15	15
Pool # 770377, ARM, 2.35%, 4/1/2034 (a)	17	17
Pool # 751531, ARM, 3.34%, 5/1/2034 (a)	51	51
Pool # 778908, ARM, 3.67%, 6/1/2034 (a)	26	26
Pool # 800422, ARM, 2.46%, 8/1/2034 (a)	119	118
Pool # 735332, ARM, 2.90%, 8/1/2034 (a)	40	40
Pool # 793062, ARM, 4.00%, 8/1/2034 (a)	6	6
Pool # 790964, ARM, 3.90%, 9/1/2034 (a)	13	13
Pool # 794797, ARM, 1.54%, 10/1/2034 (a)	36	36
Pool # 803594, ARM, 1.83%, 10/1/2034 (a)	19	19
Pool # 803599, ARM, 2.09%, 10/1/2034 (a)	50	49
Pool # 735740, ARM, 3.19%, 10/1/2034 (a)	36	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 896463, ARM, 3.84%, 10/1/2034 (a)	92	94
Pool # 810896, ARM, 2.91%, 1/1/2035 (a)	259	264
Pool # 816594, ARM, 3.79%, 2/1/2035 (a)	11	11
Pool # 735539, ARM, 2.61%, 4/1/2035 (a)	158	161
Pool # 745862, ARM, 3.27%, 4/1/2035 (a)	60	60
Pool # 821179, ARM, 2.94%, 5/1/2035 (a)	13	12
Pool # 821378, ARM, 3.04%, 5/1/2035 (a)	38	37
Pool # 823660, ARM, 3.17%, 5/1/2035 (a)	37	36
Pool # 745766, ARM, 2.21%, 6/1/2035 (a)	32	32
Pool # 832801, ARM, 3.01%, 9/1/2035 (a)	30	30
Pool # 849251, ARM, 2.74%, 1/1/2036 (a)	27	28
Pool # 920843, ARM, 3.59%, 3/1/2036 (a)	441	460
Pool # 872825, ARM, 4.09%, 6/1/2036 (a)	44	45
Pool # 892868, ARM, 4.02%, 7/1/2036 (a)	41	41
Pool # 886558, ARM, 4.02%, 8/1/2036 (a)	33	33
Pool # 920547, ARM, 2.10%, 9/1/2036 (a)	99	101
Pool # 894239, ARM, 2.90%, 10/1/2036 (a)	42	41
Pool # 900191, ARM, 3.36%, 10/1/2036 (a)	18	18
Pool # 902818, ARM, 2.20%, 11/1/2036 (a)	1	1
Pool # 902955, ARM, 2.05%, 12/1/2036 (a)	22	22
Pool # 995919, ARM, 3.44%, 7/1/2037 (a)	51	53
Pool # 938346, ARM, 4.04%, 7/1/2037 (a)	14	14
Pool # AD0085, ARM, 2.73%, 11/1/2037 (a)	34	34
Pool # AD0179, ARM, 2.95%, 12/1/2037 (a)	46	48
Pool # 966946, ARM, 2.28%, 1/1/2038 (a)	15	15
FNMA UMBS, 15 Year
Pool # 995428, 5.50%, 11/1/2023	—	—
Pool # 995456, 6.50%, 2/1/2024	7	7
Pool # AD0133, 5.00%, 8/1/2024	8	8
Pool # AX7598, 3.00%, 1/1/2030	1,403	1,372
FNMA UMBS, 20 Year
Pool # 555791, 6.50%, 12/1/2022	—	—
Pool # 889889, 6.50%, 7/1/2024	—	—
Pool # 257055, 6.50%, 12/1/2027	43	45
Pool # AE0049, 6.00%, 9/1/2029	46	47
Pool # MA0602, 3.50%, 12/1/2030	511	506
Pool # AP3582, 3.50%, 8/1/2032	699	692
Pool # AB9830, 3.50%, 7/1/2033	3,424	3,393
Pool # AL6238, 4.00%, 1/1/2035	1,032	1,046
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	17	17
Pool # 695533, 8.00%, 6/1/2027	9	9
Pool # 756020, 8.50%, 12/1/2027	3	3
Pool # 527285, 7.00%, 11/1/2028	4	4
Pool # 755973, 8.00%, 11/1/2028	50	52
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	241

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 455759, 6.00%, 12/1/2028	9	9
Pool # 776702, 4.50%, 5/1/2029	11	11
Pool # 889020, 6.50%, 11/1/2029	59	61
Pool # 567036, 8.50%, 2/1/2030	20	20
Pool # 598559, 6.50%, 8/1/2031	25	27
Pool # 613000, 7.00%, 11/1/2031	22	23
Pool # 610591, 7.00%, 1/1/2032	32	32
Pool # 788150, 6.00%, 3/1/2032	15	15
Pool # 649734, 7.00%, 6/1/2032	8	8
Pool # 668825, 7.00%, 8/1/2032	6	6
Pool # 682078, 5.50%, 11/1/2032	171	180
Pool # 668562, 6.00%, 12/1/2032	26	27
Pool # 675555, 6.00%, 12/1/2032	12	13
Pool # AL0045, 6.00%, 12/1/2032	148	159
Pool # 357363, 5.50%, 3/1/2033	214	226
Pool # 674349, 6.00%, 3/1/2033	14	15
Pool # 688625, 6.00%, 3/1/2033	18	18
Pool # 688655, 6.00%, 3/1/2033	5	5
Pool # 695584, 6.00%, 3/1/2033	5	5
Pool # 702901, 6.00%, 5/1/2033	146	156
Pool # 695403, 5.00%, 6/1/2033	89	93
Pool # 995656, 7.00%, 6/1/2033	108	117
Pool # 723852, 5.00%, 7/1/2033	34	35
Pool # 729296, 5.00%, 7/1/2033	100	104
Pool # 726912, 4.00%, 8/1/2033	4	4
Pool # 753696, 4.00%, 8/1/2033	20	19
Pool # 729379, 6.00%, 8/1/2033	17	17
Pool # 726914, 6.50%, 8/1/2033	8	8
Pool # 737825, 6.00%, 9/1/2033	31	32
Pool # AA7943, 4.00%, 10/1/2033	309	309
Pool # 750977, 4.50%, 11/1/2033	20	21
Pool # 725017, 5.50%, 12/1/2033	212	224
Pool # 759424, 5.50%, 1/1/2034	60	63
Pool # 751182, 5.50%, 3/1/2034	41	43
Pool # 751341, 5.50%, 3/1/2034	13	14
Pool # 767378, 5.50%, 3/1/2034	17	18
Pool # 776565, 4.00%, 4/1/2034	186	186
Pool # AC1317, 4.50%, 9/1/2034	161	162
Pool # 820347, 5.00%, 9/1/2035	36	37
Pool # 745281, 6.00%, 1/1/2036	26	29
Pool # 888417, 6.50%, 1/1/2036	54	57
Pool # 833629, 7.00%, 3/1/2036	27	28
Pool # 893268, 6.50%, 8/1/2036	63	66
Pool # 833657, 7.50%, 8/1/2036	11	12
Pool # AA0922, 6.00%, 9/1/2036	153	165
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 878225, 6.50%, 10/1/2036	33	34
Pool # 985683, 8.00%, 10/1/2036	83	89
Pool # 888476, 7.50%, 5/1/2037	24	27
Pool # 945870, 6.50%, 8/1/2037	50	52
Pool # 946338, 7.00%, 9/1/2037	39	42
Pool # 888707, 7.50%, 10/1/2037	73	80
Pool # 889883, 6.50%, 3/1/2038	63	67
Pool # AC9081, 6.50%, 9/1/2038	106	114
Pool # 909236, 7.00%, 9/1/2038	282	314
Pool # 934591, 7.00%, 10/1/2038	41	45
Pool # AB2869, 6.00%, 11/1/2038	213	225
Pool # 995504, 7.50%, 11/1/2038	19	21
Pool # 257510, 7.00%, 12/1/2038	110	122
Pool # AD0753, 7.00%, 1/1/2039	199	225
Pool # 890661, 7.00%, 2/1/2039	921	990
Pool # AD0780, 7.50%, 4/1/2039	388	436
Pool # AD6377, 5.50%, 5/1/2040	61	64
Pool # AD4951, 5.00%, 7/1/2040	1,255	1,310
Pool # BM5364, 4.00%, 4/1/2042	1,555	1,556
Pool # AL6839, 5.00%, 4/1/2042	768	802
Pool # AR8128, 3.50%, 3/1/2043	1,160	1,129
Pool # AL8256, 3.00%, 8/1/2043	2,661	2,532
Pool # AZ8089, 4.00%, 7/1/2045	380	374
Pool # BA2343, 4.00%, 9/1/2045	1,742	1,735
Pool # BC9441, 3.50%, 4/1/2046	303	293
Pool # BC6982, 4.00%, 4/1/2046	1,327	1,322
Pool # BD0299, 3.50%, 5/1/2046	356	345
Pool # BC1249, 3.50%, 6/1/2046	244	236
Pool # BD1243, 3.50%, 6/1/2046	471	457
Pool # BD3066, 3.50%, 7/1/2046	553	536
Pool # BD3088, 3.50%, 7/1/2046	358	346
Pool # BD5248, 3.50%, 8/1/2046	1,222	1,185
Pool # BD7764, 3.50%, 9/1/2046	778	754
Pool # BE5870, 3.50%, 1/1/2047	1,860	1,815
Pool # BH4665, 4.00%, 6/1/2047	3,126	3,110
Pool # BH7626, 4.00%, 8/1/2047	1,231	1,221
Pool # BM3500, 4.00%, 9/1/2047	1,695	1,711
Pool # BH7663, 4.00%, 10/1/2047	2,367	2,370
Pool # BJ1778, 4.50%, 10/1/2047	624	629
Pool # BM3044, 4.00%, 11/1/2047	2,082	2,066
Pool # BE8351, 4.00%, 2/1/2048	684	680
Pool # BM3455, 4.50%, 2/1/2048	1,408	1,428
Pool # BK7006, 4.50%, 6/1/2048	401	401
Pool # BD9084, 4.50%, 7/1/2048	1,291	1,309
Pool # BK9303, 4.00%, 8/1/2048	1,386	1,402
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA4662, 3.50%, 9/1/2048	2,367	2,292
Pool # 890863, 5.00%, 9/1/2048	1,940	2,050
Pool # BN1829, 4.50%, 10/1/2048	1,106	1,116
Pool # BN4960, 5.00%, 12/1/2048	428	435
Pool # BM5430, 5.00%, 1/1/2049	2,356	2,429
Pool # BN5013, 5.00%, 1/1/2049	2,470	2,534
Pool # BN6788, 4.50%, 2/1/2049	448	448
Pool # BK0317, 4.00%, 3/1/2049	1,345	1,334
Pool # BO0719, 5.00%, 6/1/2049	1,433	1,479
Pool # BO0721, 5.00%, 6/1/2049	1,605	1,654
Pool # BO0722, 5.00%, 6/1/2049	507	530
Pool # BO4276, 3.50%, 7/1/2049	2,349	2,312
Pool # BO4277, 3.50%, 7/1/2049	4,102	4,029
Pool # BO4280, 4.00%, 7/1/2049	2,504	2,514
Pool # BN8529, 4.50%, 7/1/2049	448	454
Pool # BO3436, 4.50%, 7/1/2049	2,002	2,052
Pool # BO0718, 5.00%, 7/1/2049	1,867	1,938
Pool # BO0720, 5.00%, 7/1/2049	1,805	1,853
Pool # BO2496, 5.00%, 7/1/2049	2,955	3,061
Pool # BO2497, 5.00%, 7/1/2049	2,327	2,407
Pool # BO2498, 5.00%, 7/1/2049	2,624	2,721
Pool # BO2499, 5.00%, 7/1/2049	768	810
Pool # BO3408, 5.00%, 7/1/2049	598	606
Pool # BO3749, 4.00%, 8/1/2049	1,816	1,842
Pool # BO3999, 4.00%, 8/1/2049	836	821
Pool # BO2495, 5.00%, 8/1/2049	2,383	2,476
Pool # BK8769, 3.50%, 10/1/2049	1,574	1,515
Pool # CA4363, 4.00%, 10/1/2049	1,213	1,205
Pool # BO2888, 4.00%, 11/1/2049	1,380	1,377
Pool # BO4387, 4.00%, 11/1/2049	1,843	1,826
Pool # FM2526, 4.00%, 12/1/2049	3,196	3,238
Pool # BP1128, 4.00%, 1/1/2050	819	809
Pool # BP1132, 4.00%, 1/1/2050	1,052	1,044
Pool # BP1141, 4.00%, 1/1/2050	280	276
Pool # BP1847, 4.50%, 1/1/2050	1,642	1,692
Pool # BP6363, 3.00%, 4/1/2050	5,568	5,174
Pool # BP5296, 3.50%, 4/1/2050	3,441	3,308
Pool # BP5302, 4.00%, 4/1/2050	2,125	2,088
Pool # BP8337, 3.00%, 5/1/2050	4,495	4,299
Pool # CA5729, 3.00%, 5/1/2050	6,422	5,960
Pool # BP8338, 3.00%, 6/1/2050	3,809	3,643
Pool # BK2693, 3.50%, 6/1/2050	777	745
Pool # BP9337, 3.50%, 6/1/2050	3,065	3,071
Pool # BP9950, 3.50%, 6/1/2050	2,708	2,600
Pool # CA6430, 3.50%, 7/1/2050	6,110	5,867
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BO4410, 3.00%, 8/1/2050	4,336	4,029
Pool # BQ1646, 3.00%, 8/1/2050	4,172	3,928
Pool # BQ4113, 3.00%, 9/1/2050	1,907	1,772
Pool # BQ5586, 3.00%, 10/1/2050	3,465	3,217
Pool # BR0870, 3.50%, 2/1/2051	1,205	1,155
Pool # FM9961, 3.00%, 12/1/2051	9,870	9,150
Pool # CB2670, 3.00%, 1/1/2052	8,915	8,302
Pool # BV3570, 3.00%, 2/1/2052	1,060	984
Pool # BV3283, 3.00%, 3/1/2052	8,751	8,113
Pool # BV3269, 3.50%, 3/1/2052	1,614	1,541
Pool # BV3276, 3.50%, 3/1/2052	3,042	2,905
Pool # BV9064, 3.50%, 4/1/2052	8,450	8,066
Pool # BW5359, 4.00%, 6/1/2052	2,247	2,214
Pool # BW3203, 5.00%, 6/1/2052	1,199	1,230
Pool # BW4016, 5.00%, 6/1/2052	1,738	1,786
Pool # BW4019, 5.00%, 6/1/2052	2,049	2,105
Pool # BW4041, 5.00%, 6/1/2052	1,004	1,031
Pool # BV7853, 5.00%, 7/1/2052	2,033	2,056
Pool # BW4042, 5.00%, 7/1/2052	1,998	2,029
Pool # BW5398, 5.00%, 7/1/2052	1,019	1,045
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	3	3
Pool # 252155, 7.00%, 10/1/2028	15	15
Pool # 252334, 6.50%, 2/1/2029	50	52
Pool # 252409, 6.50%, 3/1/2029	45	47
Pool # 535442, 8.50%, 6/1/2030	1	1
Pool # 653815, 7.00%, 2/1/2033	14	14
Pool # 752786, 6.00%, 9/1/2033	27	27
Pool # 954255, 6.50%, 8/1/2037	379	392
Pool # 931717, 6.50%, 8/1/2039	245	256
Pool # CA3030, 4.50%, 1/1/2049	5,828	5,761
Pool # CA4047, 4.00%, 8/1/2049	6,467	6,245
Pool # CA4520, 3.50%, 11/1/2049	4,886	4,689
FNMA, Other
Pool # BS6339, 11.00%, 7/12/2024 (b)	12,200	12,105
Pool # AM7321, 3.12%, 11/1/2026	917	893
Pool # AN4571, 3.07%, 2/1/2027	1,660	1,612
Pool # AM8745, 2.81%, 5/1/2027	1,592	1,525
Pool # AM8987, 2.79%, 6/1/2027	862	825
Pool # 109421, 3.75%, 9/1/2028	1,898	1,888
Pool # BL0920, 3.82%, 9/1/2028	2,402	2,402
Pool # BL0819, 3.95%, 12/1/2028	5,075	5,116
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,842
Pool # AN4349, 3.35%, 1/1/2029	2,970	2,918
Pool # BS5292, 2.53%, 5/1/2029	22,121	20,416
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	243

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN5989, 3.21%, 7/1/2029	2,900	2,786
Pool # AN8154, 3.17%, 2/1/2030	6,226	5,971
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,965
Pool # AN6878, 3.11%, 4/1/2030	885	845
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,602
Pool # BS5389, 3.03%, 11/1/2030	11,240	10,582
Pool # AN0099, 3.28%, 11/1/2030	6,773	6,495
4.07%, 11/1/2030 (b)	5,063	5,098
Pool # BS5378, 3.45%, 4/1/2031	2,521	2,445
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,499
Pool # AN1676, 2.99%, 5/1/2031	3,770	3,542
Pool # AI2479, 5.00%, 5/1/2031	118	120
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,529
Pool # BS2422, 1.67%, 7/1/2031	12,000	10,032
Pool # BS2898, 1.56%, 9/1/2031	20,203	16,677
Pool # BS4279, 2.00%, 9/1/2031	6,795	5,878
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,393
Pool # BS4525, 1.94%, 1/1/2032	8,500	7,223
Pool # BS4315, 1.98%, 1/1/2032	16,418	14,072
Pool # BS4142, 2.13%, 1/1/2032	7,920	6,936
Pool # BM7037, 1.76%, 3/1/2032 (a)	19,199	16,146
Pool # BS5130, 2.55%, 4/1/2032	4,971	4,498
Pool # BS5193, 2.62%, 4/1/2032	8,053	7,276
Pool # BS5259, 2.84%, 4/1/2032	10,000	9,235
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,541
Pool # BS5452, 3.09%, 5/1/2032	9,070	8,528
Pool # BS5643, 3.62%, 5/1/2032	3,586	3,515
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,150
Pool # BS6195, 4.12%, 7/1/2032	4,911	5,030
Pool # BS4203, 2.36%, 8/1/2032	6,000	5,272
Pool # AN6123, 3.06%, 8/1/2032	800	751
Pool # BS6301, 3.67%, 8/1/2032	21,407	21,065
Pool # BS6611, 3.72%, 8/1/2032	9,000	8,915
Pool # BS6425, 3.88%, 8/1/2032	6,229	6,256
Pool # BS6269, 4.03%, 8/1/2032	1,800	1,829
Pool # BS6335, 3.75%, 9/1/2032 (b)	8,240	8,186
Pool # BS6331, 3.76%, 9/1/2032 (b)	7,700	7,652
Pool # BS6697, 4.12%, 9/1/2032 (b)	4,426	4,488
Pool # BS6698, 4.12%, 9/1/2032 (b)	6,950	7,063
Pool # AN6651, 2.94%, 10/1/2032	637	592
Pool # BS6398, IO, 3.87%, 10/1/2032 (b)	1,240	1,240
Pool # AD8548, 5.50%, 1/1/2033	149	150
Pool # AR7484, 3.50%, 2/1/2033	809	794
Pool # BS2088, 2.02%, 5/1/2033	6,385	5,430
Pool # AT7117, 3.50%, 6/1/2033	1,017	998
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS2389, 1.86%, 7/1/2033	18,000	14,597
Pool # BS2933, 1.82%, 9/1/2033	6,500	5,261
Pool # 754922, 5.50%, 9/1/2033	49	50
Pool # BS3445, 1.88%, 10/1/2033	9,841	8,304
Pool # 109738, 3.78%, 10/1/2033	4,825	4,771
Pool # BS3315, 1.82%, 11/1/2033	23,000	18,543
Pool # 762520, 4.00%, 11/1/2033	134	132
Pool # BS4163, 2.04%, 1/1/2034	9,798	8,331
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,547
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,864
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,993
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,995
Pool # BS6427, IO, 3.75%, 9/1/2034 (b)	9,000	9,028
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,824
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,717
Pool # 847108, 6.50%, 10/1/2035	53	54
Pool # 881628, 5.00%, 1/1/2036	7	7
Pool # 256128, 6.00%, 2/1/2036	7	7
Pool # 868763, 6.50%, 4/1/2036	7	7
Pool # 872740, 6.50%, 6/1/2036	33	33
Pool # BS4039, 2.37%, 12/1/2036	10,000	8,108
Pool # BS4040, 2.37%, 12/1/2036	11,965	9,701
Pool # 256651, 6.00%, 3/1/2037	15	15
Pool # 888408, 6.00%, 3/1/2037	29	29
Pool # 888373, 7.00%, 3/1/2037	32	34
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,860
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,770
Pool # 888796, 6.00%, 9/1/2037	95	97
Pool # 888698, 7.00%, 10/1/2037	44	47
Pool # AN7345, 3.21%, 11/1/2037	8,209	7,567
Pool # BS6588, 4.18%, 4/1/2038 (b)	2,096	2,067
Pool # 257172, 5.50%, 4/1/2038	19	19
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	289	279
Pool # AL2606, 4.00%, 3/1/2042	137	132
Pool # AO6757, 4.00%, 6/1/2042	1,113	1,106
Pool # AO7225, 4.00%, 7/1/2042	644	640
Pool # AO9352, 4.00%, 7/1/2042	450	447
Pool # AO9353, 4.00%, 7/1/2042	531	528
Pool # AP0838, 4.00%, 7/1/2042	3,478	3,458
Pool # MA1125, 4.00%, 7/1/2042	255	253
Pool # MA1177, 3.50%, 9/1/2042	364	354
Pool # MA1178, 4.00%, 9/1/2042	744	739
Pool # MA1213, 3.50%, 10/1/2042	1,735	1,685
Pool # AR1397, 3.00%, 1/1/2043	804	755
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AB8517, 3.00%, 2/1/2043	407	382
Pool # MA1373, 3.50%, 3/1/2043	1,916	1,860
Pool # MA1437, 3.50%, 5/1/2043	566	550
Pool # MA1442, 4.00%, 5/1/2043	1,439	1,431
Pool # MA1463, 3.50%, 6/1/2043	956	928
Pool # MA1552, 3.00%, 8/1/2043	639	602
Pool # MA1582, 3.50%, 9/1/2043	127	123
Pool # MA2434, 3.50%, 9/1/2045	735	713
Pool # MA2493, 3.50%, 12/1/2045	130	126
Pool # BC1157, 3.50%, 1/1/2046	590	572
Pool # MA2545, 3.50%, 2/1/2046	254	246
Pool # BC4832, 3.50%, 3/1/2046	131	125
Pool # AS6970, 3.50%, 4/1/2046	1,414	1,367
Pool # BC8400, 3.50%, 5/1/2046	354	342
Pool # AS7424, 3.50%, 6/1/2046	951	923
Pool # MA2658, 3.50%, 6/1/2046	3,842	3,735
Pool # BF0491, 3.50%, 12/1/2054	16,288	15,814
Pool # BF0557, 2.50%, 12/1/2055	7,086	6,369
Pool # BF0141, 5.50%, 9/1/2056	8,606	9,235
Pool # BF0230, 5.50%, 1/1/2058	7,493	8,102
Pool # BF0271, 5.50%, 5/1/2058	4,443	4,774
Pool # BF0340, 5.00%, 1/1/2059	8,059	8,476
Pool # BF0464, 3.50%, 3/1/2060	6,023	5,788
Pool # BF0507, 3.00%, 9/1/2060	3,518	3,259
Pool # BF0560, 2.50%, 9/1/2061	11,601	10,226
Pool # BF0562, 3.50%, 9/1/2061	9,634	9,101
Freddie Mac Pool, 30 Year Pool # QE5028, 5.00%, 6/1/2052	1,070	1,084
GNMA I, 30 Year
Pool # 554105, 6.50%, 3/15/2023	2	2
Pool # 345288, 7.50%, 3/15/2023	—	—
Pool # 623185, 7.00%, 8/15/2023	2	2
Pool # 628407, 6.50%, 11/15/2023	4	4
Pool # 441957, 6.38%, 8/15/2026	13	13
Pool # 780653, 6.50%, 10/15/2027	156	162
Pool # 450038, 7.50%, 7/15/2028	4	4
Pool # 486537, 7.50%, 9/15/2028	3	3
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 556255, 6.50%, 10/15/2031	30	31
Pool # 569568, 6.50%, 1/15/2032	127	135
Pool # 611453, 7.00%, 4/15/2032	9	9
Pool # 569423, 7.00%, 5/15/2032	35	36
Pool # 591882, 6.50%, 7/15/2032	17	17
Pool # 552665, 7.00%, 7/15/2032	26	26
Pool # 782032, 7.00%, 10/15/2032	72	77
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 591420, 7.50%, 1/15/2033	17	17
Pool # 607645, 6.50%, 2/15/2033	15	15
Pool # 604168, 6.50%, 4/15/2033	12	12
Pool # 615786, 7.00%, 5/15/2033	9	9
Pool # 781614, 7.00%, 6/15/2033	32	35
Pool # 638733, 7.00%, 3/15/2037	150	155
Pool # 759537, 3.49%, 1/15/2041	1,310	1,319
Pool # 759561, 3.49%, 1/15/2041	599	599
Pool # 759374, 3.49%, 2/15/2041	1,048	1,056
Pool # 762703, 3.49%, 2/15/2041	494	498
Pool # 762954, 2.99%, 3/15/2041	206	206
Pool # 763239, 2.99%, 3/15/2041	192	190
Pool # 763025, 3.13%, 3/15/2041	205	206
Pool # 762751, 3.49%, 3/15/2041	1,286	1,296
Pool # 762953, 3.49%, 3/15/2041	745	751
Pool # 762973, 3.49%, 3/15/2041	209	209
Pool # 763140, 3.13%, 4/15/2041	120	121
Pool # 763021, 3.49%, 4/15/2041	145	145
Pool # 763180, 3.49%, 4/15/2041	65	65
Pool # 380437, 3.13%, 5/15/2041	120	120
Pool # 770881, 3.13%, 5/15/2041	119	120
Pool # 763366, 3.49%, 5/15/2041	58	58
Pool # 770909, 2.99%, 6/15/2041	279	276
Pool # 380436, 3.38%, 6/15/2041	319	324
Pool # 770754, 3.38%, 6/15/2041	361	366
Pool # 770879, 3.38%, 6/15/2041	84	84
Pool # AT7652, 4.00%, 8/15/2046	1,110	1,125
Pool # 784450, 4.00%, 2/15/2048	5,011	5,005
Pool # BI6468, 5.00%, 12/15/2048	2,840	2,938
Pool # BM1750, 5.00%, 4/15/2049	1,624	1,712
Pool # BM4206, 5.00%, 4/15/2049	1,436	1,499
Pool # BM4207, 5.00%, 4/15/2049	853	893
Pool # BM4208, 5.00%, 4/15/2049	3,615	3,789
Pool # BM1957, 5.00%, 5/15/2049	2,239	2,309
Pool # BN4051, 5.00%, 6/15/2049	3,069	3,202
Pool # BN4052, 5.00%, 6/15/2049	3,597	3,749
Pool # BN4053, 5.00%, 6/15/2049	4,771	5,004
Pool # BM9691, 4.50%, 7/15/2049	3,795	3,859
Pool # BM2141, 5.00%, 7/15/2049	1,782	1,873
Pool # BM2163, 5.00%, 7/15/2049	2,937	3,085
Pool # BM2281, 5.00%, 7/15/2049	2,887	2,967
Pool # BM2305, 5.00%, 8/15/2049	1,517	1,596
Pool # BV2390, 3.50%, 7/15/2050	1,438	1,438
Pool # BW7021, 3.50%, 8/15/2050	4,138	4,140
Pool # BW7044, 3.50%, 9/15/2050	4,028	4,029
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	245

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW7064, 3.50%, 10/15/2050	1,823	1,824
Pool # BY7857, 3.50%, 11/15/2050	1,463	1,463
Pool # BY7874, 3.50%, 12/15/2050	1,258	1,259
Pool # CA3251, 3.50%, 12/15/2050	1,172	1,173
Pool # BY7887, 3.50%, 1/15/2051	2,981	2,983
Pool # CA3320, 3.50%, 1/15/2051	1,589	1,590
Pool # CA3304, 3.50%, 2/15/2051	1,156	1,157
Pool # CE2513, 3.50%, 5/15/2051	1,169	1,129
Pool # CO1898, 5.50%, 7/15/2052	4,980	5,257
GNMA II
Pool # CG8187, ARM, 4.45%, 8/20/2071 (a)	9,348	9,623
Pool # CH2658, ARM, 4.48%, 9/20/2071 (a)	4,859	5,014
Pool # CH4939, ARM, 4.43%, 10/20/2071 (a)	3,326	3,425
Pool # CJ6767, ARM, 4.30%, 11/20/2071 (a)	9,481	9,703
Pool # CJ7141, ARM, 4.41%, 11/20/2071 (a)	4,403	4,535
Pool # CJ9640, ARM, 4.48%, 11/20/2071 (a)	10,632	10,980
Pool # CE5557, ARM, 4.58%, 11/20/2071 (a)	9,878	10,286
Pool # CE5553, ARM, 4.59%, 11/20/2071 (a)	11,678	12,160
Pool # CK2767, ARM, 4.61%, 12/20/2071 (a)	8,737	9,115
Pool # CJ7149, ARM, 4.65%, 12/20/2071 (a)	5,449	5,683
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 737076, 6.50%, 10/20/2033	145	149
Pool # 616732, 6.50%, 9/20/2034	102	102
Pool # 748766, 6.50%, 1/20/2039	38	38
Pool # 752496, 6.50%, 1/20/2039	118	125
Pool # 783389, 6.00%, 8/20/2039	487	523
Pool # 783444, 5.50%, 9/20/2039	98	106
Pool # 742853, 3.88%, 4/20/2040	1,424	1,400
Pool # 742810, 3.88%, 6/20/2040	1,322	1,303
Pool # 742801, 3.88%, 8/20/2040	365	360
Pool # 742876, 3.25%, 11/20/2040	1,044	1,002
Pool # 742878, 3.88%, 11/20/2040	4,755	4,685
Pool # BZ8504, 2.50%, 12/20/2040	972	887
Pool # 742883, 3.25%, 2/20/2041	2,035	1,985
Pool # 742885, 3.75%, 2/20/2041	150	147
Pool # 742884, 3.88%, 2/20/2041	2,408	2,373
Pool # 751810, 3.50%, 3/20/2041	774	750
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ1781, 4.50%, 5/20/2041	623	632
Pool # BZ1778, 4.00%, 10/20/2041	629	632
Pool # BZ1774, 3.50%, 12/20/2041	1,466	1,415
Pool # BZ1664, 4.00%, 12/20/2042	913	921
Pool # BZ1780, 4.50%, 10/20/2043	903	911
Pool # AE8053, 4.00%, 12/20/2043	939	936
Pool # BZ1770, 3.00%, 6/20/2044	2,248	2,117
Pool # BZ1661, 3.50%, 8/20/2044	1,115	1,078
Pool # BZ1773, 3.50%, 9/20/2044	2,239	2,172
Pool # AJ9020, 4.50%, 10/20/2044	139	138
Pool # 783967, 4.25%, 12/20/2044	1,927	1,955
Pool # BZ1777, 4.00%, 3/20/2045	582	582
Pool # BY6444, 2.50%, 11/20/2045	844	770
Pool # BZ8502, 2.50%, 12/20/2045	1,575	1,434
Pool # BZ8503, 2.50%, 12/20/2045	1,207	1,099
Pool # AK8803, 4.00%, 3/20/2046	1,172	1,177
Pool # BZ1663, 4.00%, 7/20/2046	1,466	1,472
Pool # AS8110, 3.75%, 8/20/2046	2,190	2,148
Pool # AY2378, 3.25%, 2/20/2047	278	270
Pool # AY2381, 4.25%, 7/20/2047	1,071	1,072
Pool # BZ1769, 3.00%, 8/20/2047	1,934	1,823
Pool # BZ1654, 3.00%, 9/20/2047	728	687
Pool # AY2388, 4.25%, 9/20/2047	3,556	3,561
Pool # BD3185, 4.00%, 10/20/2047	10,036	9,962
Pool # BZ1660, 3.50%, 11/20/2047	1,848	1,784
Pool # BZ1772, 3.50%, 11/20/2047	4,705	4,542
Pool # BZ1776, 4.00%, 11/20/2047	2,133	2,144
Pool # AY2392, 4.25%, 11/20/2047	4,015	4,020
Pool # BE4662, 4.00%, 12/20/2047	13,371	13,502
Pool # BB8795, 4.00%, 1/20/2048	3,162	3,139
Pool # AY2395, 4.25%, 1/20/2048	2,735	2,738
Pool # AY2404, 4.25%, 5/20/2048	3,926	3,920
Pool # BG6360, 5.00%, 5/20/2048	2,594	2,731
Pool # BF2645, 5.50%, 5/20/2048	508	526
Pool # AY2405, 4.25%, 6/20/2048	5,167	5,159
Pool # BD0531, 5.00%, 6/20/2048	818	844
Pool # BD0532, 5.00%, 6/20/2048	742	757
Pool # BF2971, 5.00%, 6/20/2048	1,047	1,079
Pool # AY2407, 4.25%, 7/20/2048	2,139	2,136
Pool # AY2408, 4.50%, 7/20/2048	959	967
Pool # BG7397, 4.50%, 7/20/2048	1,168	1,196
Pool # BF3017, 5.00%, 7/20/2048	1,121	1,163
Pool # AY2409, 4.25%, 8/20/2048	1,746	1,740
Pool # AY2410, 4.50%, 8/20/2048	1,107	1,116
Pool # BD0550, 5.00%, 8/20/2048	1,514	1,559
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BG7389, 5.00%, 8/20/2048	1,047	1,081
Pool # BG7391, 5.00%, 8/20/2048	991	1,021
Pool # AY2412, 4.50%, 9/20/2048	4,846	4,879
Pool # 784626, 4.50%, 10/20/2048	510	514
Pool # BI4488, 4.50%, 11/20/2048	991	999
Pool # BK2585, 5.00%, 11/20/2048	543	561
Pool # BK2586, 5.00%, 11/20/2048	613	633
Pool # BI6431, 4.50%, 12/20/2048	2,084	2,124
Pool # BI6669, 4.50%, 12/20/2048	1,813	1,853
Pool # BH3133, 5.00%, 12/20/2048	2,478	2,535
Pool # BJ7083, 5.00%, 12/20/2048	152	155
Pool # BJ7084, 5.00%, 12/20/2048	1,479	1,531
Pool # BK7169, 5.00%, 12/20/2048	1,436	1,478
Pool # BJ1334, 5.00%, 1/20/2049	1,987	2,029
Pool # BJ9641, 5.00%, 1/20/2049	1,366	1,437
Pool # BJ9642, 5.00%, 1/20/2049	972	1,028
Pool # BJ9824, 4.50%, 2/20/2049	2,221	2,238
Pool # BJ9825, 4.50%, 2/20/2049	1,228	1,238
Pool # BK7188, 4.50%, 2/20/2049	1,566	1,585
Pool # BJ9630, 5.00%, 2/20/2049	544	563
Pool # BJ9633, 5.00%, 2/20/2049	797	813
Pool # BK7189, 5.00%, 2/20/2049	1,613	1,667
Pool # BK7198, 4.50%, 3/20/2049	1,013	1,015
Pool # BL6765, 5.50%, 5/20/2049	2,021	2,094
Pool # BN0907, 4.50%, 6/20/2049	974	981
Pool # BN1498, 5.00%, 6/20/2049	2,133	2,201
Pool # BN1499, 5.00%, 6/20/2049	2,873	2,972
Pool # BN1500, 5.50%, 6/20/2049	848	882
Pool # BN2627, 4.00%, 7/20/2049	2,346	2,329
Pool # BN2628, 4.00%, 7/20/2049	2,723	2,703
Pool # BO0521, 4.00%, 7/20/2049	734	734
Pool # BM9692, 4.50%, 7/20/2049	989	993
Pool # BN0879, 5.00%, 7/20/2049	332	338
Pool # BO3160, 5.00%, 7/20/2049	780	816
Pool # BP4237, 5.00%, 7/20/2049	725	754
Pool # BP4238, 5.00%, 7/20/2049	576	606
Pool # BP4240, 5.00%, 7/20/2049	684	721
Pool # BP4241, 5.00%, 7/20/2049	1,165	1,228
Pool # BP4242, 5.00%, 7/20/2049	788	834
Pool # BL9354, 4.00%, 8/20/2049	1,257	1,253
Pool # BM2327, 4.00%, 8/20/2049	563	552
Pool # BM2418, 4.00%, 8/20/2049	1,436	1,452
Pool # BN0884, 4.00%, 8/20/2049	497	493
Pool # BN0889, 4.50%, 8/20/2049	572	575
Pool # BN7048, 4.50%, 8/20/2049	3,077	3,123
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN7049, 4.50%, 8/20/2049	4,299	4,405
Pool # BN0890, 5.00%, 8/20/2049	571	594
Pool # BN0891, 5.00%, 8/20/2049	365	375
Pool # BN0892, 5.00%, 8/20/2049	146	148
Pool # BN0893, 5.00%, 8/20/2049	576	590
Pool # BO3257, 5.00%, 8/20/2049	780	801
Pool # BP4290, 5.00%, 8/20/2049	901	932
Pool # BP4291, 5.00%, 8/20/2049	634	649
Pool # BP4292, 5.00%, 8/20/2049	1,953	2,024
Pool # BP4293, 5.00%, 8/20/2049	1,412	1,457
Pool # BP4294, 5.00%, 8/20/2049	911	947
Pool # BN0896, 4.00%, 9/20/2049	1,520	1,509
Pool # BI0930, 4.50%, 9/20/2049	1,814	1,889
Pool # BM9714, 4.50%, 9/20/2049	917	942
Pool # 784810, 5.00%, 9/20/2049	4,112	4,202
Pool # AC2995, 5.00%, 9/20/2049	2,711	2,844
Pool # BP2853, 5.00%, 9/20/2049	1,606	1,643
Pool # BP8644, 5.00%, 9/20/2049	1,393	1,437
Pool # BP8645, 5.00%, 9/20/2049	549	563
Pool # BQ3138, 4.00%, 10/20/2049	851	845
Pool # AC2994, 4.50%, 10/20/2049	842	862
Pool # BQ9513, 3.50%, 11/20/2049	1,378	1,345
Pool # BQ3791, 4.00%, 11/20/2049	1,645	1,643
Pool # BR2638, 4.00%, 11/20/2049	466	463
Pool # 784847, 4.50%, 11/20/2049	4,096	4,201
Pool # BP2896, 4.50%, 11/20/2049	1,461	1,491
Pool # BP7772, 4.50%, 11/20/2049	356	366
Pool # BP8665, 4.50%, 11/20/2049	527	530
Pool # BP8666, 4.50%, 11/20/2049	1,241	1,249
Pool # BP8667, 5.00%, 11/20/2049	623	643
Pool # BP8668, 5.00%, 11/20/2049	374	381
Pool # BR1542, 5.00%, 11/20/2049	1,022	1,044
Pool # BP8669, 5.50%, 11/20/2049	247	254
Pool # BP7668, 3.50%, 12/20/2049	6,442	6,308
Pool # BP7795, 3.50%, 12/20/2049	1,951	1,905
Pool # BP8670, 3.50%, 12/20/2049	862	836
Pool # BL9372, 4.00%, 12/20/2049	971	964
Pool # BP5516, 4.00%, 12/20/2049	1,111	1,124
Pool # BP8672, 4.00%, 12/20/2049	820	814
Pool # BP8673, 4.00%, 12/20/2049	934	927
Pool # BP8674, 4.00%, 12/20/2049	1,148	1,140
Pool # BQ3790, 4.00%, 12/20/2049	5,004	4,967
Pool # BJ9866, 4.50%, 12/20/2049	2,674	2,713
Pool # BL9374, 4.50%, 12/20/2049	145	150
Pool # BP8676, 4.50%, 12/20/2049	899	913
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	247

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP8677, 4.50%, 12/20/2049	1,740	1,751
Pool # BP8678, 5.00%, 12/20/2049	1,163	1,193
Pool # BP8679, 5.50%, 12/20/2049	787	830
Pool # BP8021, 3.50%, 1/20/2050	1,833	1,813
Pool # BP8681, 3.50%, 1/20/2050	1,506	1,454
Pool # BL9379, 4.00%, 1/20/2050	2,558	2,539
Pool # BP8682, 4.00%, 1/20/2050	1,429	1,419
Pool # BP8683, 4.00%, 1/20/2050	1,137	1,128
Pool # BT0281, 4.00%, 1/20/2050	3,813	3,908
Pool # BP8688, 4.50%, 1/20/2050	2,203	2,218
Pool # BR0539, 4.50%, 1/20/2050	2,835	2,893
Pool # BP8020, 3.50%, 2/20/2050	1,007	997
Pool # BP8022, 3.50%, 2/20/2050	1,639	1,621
Pool # BQ1338, 4.00%, 2/20/2050	4,465	4,432
Pool # BQ7054, 4.00%, 2/20/2050	2,479	2,461
Pool # BS8384, 5.00%, 2/20/2050	1,572	1,623
Pool # BS8400, 3.00%, 3/20/2050	5,178	4,867
Pool # BT0397, 3.00%, 3/20/2050	774	728
Pool # BQ4110, 3.50%, 3/20/2050	6,192	6,228
Pool # BS5879, 3.50%, 3/20/2050	1,071	1,039
Pool # BS8411, 3.50%, 3/20/2050	4,035	3,916
Pool # BT0399, 3.50%, 3/20/2050	1,241	1,198
Pool # BT3628, 3.50%, 3/20/2050	1,797	1,800
Pool # BT3629, 3.50%, 3/20/2050	765	766
Pool # BT8043, 3.50%, 3/20/2050	1,300	1,266
Pool # BT8044, 3.50%, 3/20/2050	3,186	3,102
Pool # BT8045, 3.50%, 3/20/2050	4,074	3,952
Pool # BT8046, 3.50%, 3/20/2050	5,533	5,378
Pool # BT8047, 3.50%, 3/20/2050	3,830	3,777
Pool # BT8048, 3.50%, 3/20/2050	3,277	3,288
Pool # BS5873, 4.00%, 3/20/2050	466	460
Pool # BS5874, 4.00%, 3/20/2050	3,277	3,252
Pool # BQ7064, 3.50%, 4/20/2050	955	924
Pool # BT3736, 3.50%, 4/20/2050	2,195	2,127
Pool # BU3072, 5.00%, 4/20/2050	1,111	1,158
Pool # BQ4098, 3.00%, 5/20/2050	7,495	7,054
Pool # BR3899, 3.00%, 5/20/2050	1,016	956
Pool # BT4019, 3.00%, 5/20/2050	3,640	3,421
Pool # BQ7069, 3.25%, 5/20/2050	2,376	2,267
Pool # BQ7083, 3.25%, 5/20/2050	637	605
Pool # BS7609, 3.50%, 5/20/2050	3,948	3,811
Pool # BT3843, 3.50%, 5/20/2050	1,796	1,757
Pool # BQ7073, 4.00%, 5/20/2050	477	472
Pool # BV2935, 4.50%, 5/20/2050	807	841
Pool # BV6609, 4.50%, 5/20/2050	372	384
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BV6631, 4.50%, 5/20/2050	1,433	1,473
Pool # BV6670, 4.50%, 5/20/2050	1,070	1,100
Pool # MA6661, 5.50%, 5/20/2050	95	101
Pool # BT4096, 3.00%, 6/20/2050	5,114	4,808
Pool # BU7682, 3.00%, 6/20/2050	4,731	4,493
Pool # BQ7084, 3.25%, 6/20/2050	2,714	2,591
Pool # BV8680, 3.50%, 6/20/2050	1,964	1,905
Pool # BV8683, 3.50%, 6/20/2050	908	881
Pool # BV8684, 3.50%, 6/20/2050	1,646	1,593
Pool # BV8685, 3.50%, 6/20/2050	1,837	1,774
Pool # BQ7086, 4.00%, 6/20/2050	2,570	2,551
Pool # BQ7092, 4.00%, 6/20/2050	2,341	2,362
Pool # BR3901, 4.00%, 6/20/2050	1,440	1,429
Pool # BT4070, 4.00%, 6/20/2050	696	702
Pool # BV8688, 4.00%, 6/20/2050	1,468	1,457
Pool # BQ7087, 4.25%, 6/20/2050	1,028	1,027
Pool # BV2372, 4.50%, 6/20/2050	1,664	1,688
Pool # BV6632, 4.50%, 6/20/2050	2,901	3,002
Pool # BQ7088, 5.00%, 6/20/2050	1,106	1,135
Pool # BV8696, 3.00%, 7/20/2050	3,299	3,101
Pool # BV8711, 3.00%, 7/20/2050	3,254	3,059
Pool # BV8727, 3.00%, 7/20/2050	1,885	1,780
Pool # BW0561, 3.00%, 7/20/2050	1,358	1,276
Pool # BQ7085, 3.25%, 7/20/2050	4,752	4,526
Pool # BV8699, 3.50%, 7/20/2050	1,875	1,819
Pool # BV8700, 3.50%, 7/20/2050	1,733	1,673
Pool # BV8716, 3.50%, 7/20/2050	1,987	1,919
Pool # BQ7097, 4.00%, 7/20/2050	3,647	3,620
Pool # BU7564, 4.00%, 7/20/2050	2,559	2,531
Pool # BV8702, 4.00%, 7/20/2050	717	711
Pool # BW5975, 4.00%, 7/20/2050	575	569
Pool # BW5994, 4.00%, 7/20/2050	1,376	1,403
Pool # BV2395, 4.50%, 7/20/2050	1,697	1,741
Pool # BV8722, 2.50%, 8/20/2050	3,472	3,166
Pool # BV8726, 3.00%, 8/20/2050	840	792
Pool # BX4922, 3.00%, 8/20/2050	526	495
Pool # BX4923, 3.00%, 8/20/2050	2,936	2,760
Pool # BW1746, 3.25%, 8/20/2050	3,875	3,698
Pool # BR3911, 3.50%, 8/20/2050	4,430	4,275
Pool # BV2402, 3.50%, 8/20/2050	5,700	5,504
Pool # BX4927, 3.50%, 8/20/2050	1,379	1,335
Pool # BX4928, 3.50%, 8/20/2050	1,737	1,677
Pool # BX4939, 3.50%, 8/20/2050	2,946	2,858
Pool # BW1747, 4.00%, 8/20/2050	792	786
Pool # BW7383, 4.00%, 8/20/2050	4,558	4,562
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BX6092, 4.00%, 8/20/2050	3,057	3,056
Pool # BX6093, 4.00%, 8/20/2050	7,420	7,357
Pool # BW0559, 4.50%, 8/20/2050	773	774
Pool # BW7033, 4.50%, 8/20/2050	704	713
Pool # BZ1653, 3.00%, 9/20/2050	817	771
Pool # BW1757, 3.25%, 9/20/2050	4,184	3,985
Pool # BR3917, 3.50%, 9/20/2050	8,816	8,509
Pool # BU7559, 3.50%, 9/20/2050	5,733	5,535
Pool # BW1718, 3.50%, 9/20/2050	4,520	4,369
Pool # BW1758, 3.50%, 9/20/2050	2,113	2,044
Pool # BX4956, 3.50%, 9/20/2050	2,233	2,167
Pool # BY3407, 3.50%, 9/20/2050	3,319	3,220
Pool # BY3408, 3.50%, 9/20/2050	1,292	1,253
Pool # BY3432, 3.50%, 9/20/2050	3,176	3,066
Pool # BR3918, 4.00%, 9/20/2050	722	715
Pool # BW1759, 4.00%, 9/20/2050	1,637	1,619
Pool # BX3717, 4.00%, 9/20/2050	621	614
Pool # BX3718, 4.00%, 9/20/2050	820	811
Pool # BW7043, 4.50%, 9/20/2050	1,258	1,284
Pool # BW1760, 4.75%, 9/20/2050	1,044	1,058
Pool # BX4971, 2.50%, 10/20/2050	1,447	1,317
Pool # BY6410, 2.50%, 10/20/2050	1,338	1,220
Pool # BW1771, 3.00%, 10/20/2050	1,483	1,397
Pool # BW1772, 3.25%, 10/20/2050	1,787	1,706
Pool # BU7550, 3.50%, 10/20/2050	7,141	6,894
Pool # BW1773, 3.50%, 10/20/2050	1,997	1,938
Pool # BY6416, 3.50%, 10/20/2050	1,740	1,688
Pool # BZ1658, 3.50%, 10/20/2050	731	709
Pool # BY6421, 4.00%, 10/20/2050	832	823
Pool # BZ1662, 4.00%, 10/20/2050	1,230	1,221
Pool # BW1774, 4.25%, 10/20/2050	1,059	1,055
Pool # BY6440, 2.50%, 11/20/2050	2,638	2,401
Pool # BY6441, 2.50%, 11/20/2050	2,170	1,975
Pool # BY6443, 2.50%, 11/20/2050	1,928	1,753
Pool # BY6445, 2.50%, 11/20/2050	2,327	2,125
Pool # BY6447, 3.00%, 11/20/2050	3,763	3,550
Pool # BZ2574, 3.00%, 11/20/2050	1,028	966
Pool # BZ3559, 3.00%, 11/20/2050	988	929
Pool # BZ2575, 3.25%, 11/20/2050	3,124	2,979
Pool # BY6453, 3.50%, 11/20/2050	1,062	1,030
Pool # BY6454, 3.50%, 11/20/2050	1,991	1,932
Pool # BY6455, 3.50%, 11/20/2050	1,705	1,654
Pool # BY6456, 3.50%, 11/20/2050	679	667
Pool # BZ1771, 3.50%, 11/20/2050	2,270	2,191
Pool # BZ3527, 3.50%, 11/20/2050	5,415	5,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ3560, 3.50%, 11/20/2050	1,465	1,415
Pool # BY5559, 4.00%, 11/20/2050	6,032	6,025
Pool # BY6457, 4.00%, 11/20/2050	711	708
Pool # BY6458, 4.00%, 11/20/2050	697	691
Pool # BZ2576, 4.00%, 11/20/2050	3,659	3,632
Pool # BY7851, 4.50%, 11/20/2050	1,596	1,629
Pool # BZ1779, 4.50%, 11/20/2050	1,008	1,014
Pool # BS8546, 2.50%, 12/20/2050	5,980	5,354
Pool # BZ8499, 2.50%, 12/20/2050	1,763	1,606
Pool # BZ8500, 2.50%, 12/20/2050	2,132	1,941
Pool # BZ8501, 2.50%, 12/20/2050	2,482	2,260
Pool # BZ8505, 2.50%, 12/20/2050	1,091	993
Pool # BZ8507, 2.50%, 12/20/2050	2,669	2,436
Pool # BZ2590, 3.25%, 12/20/2050	2,288	2,183
Pool # BZ2591, 3.50%, 12/20/2050	1,229	1,191
Pool # BZ2592, 3.50%, 12/20/2050	1,799	1,741
Pool # BZ8515, 3.50%, 12/20/2050	1,820	1,765
Pool # BZ8516, 3.50%, 12/20/2050	788	764
Pool # BZ1775, 4.00%, 12/20/2050	1,870	1,860
Pool # BZ6501, 4.00%, 12/20/2050	5,501	5,494
Pool # BZ8495, 4.00%, 12/20/2050	1,521	1,510
Pool # BY7873, 4.50%, 12/20/2050	1,418	1,447
Pool # CB4508, 5.00%, 12/20/2050	711	731
Pool # BZ8530, 2.50%, 1/20/2051	1,234	1,120
Pool # CB4502, 3.00%, 1/20/2051	1,371	1,292
Pool # CB4503, 3.00%, 1/20/2051	1,146	1,076
Pool # BZ2606, 3.25%, 1/20/2051	2,107	2,007
Pool # 785294, 3.50%, 1/20/2051	12,283	11,856
Pool # BY7890, 3.50%, 1/20/2051	10,419	10,060
Pool # BZ8541, 3.50%, 1/20/2051	813	787
Pool # BZ8542, 3.50%, 1/20/2051	467	450
Pool # CB1505, 3.50%, 1/20/2051	12,625	12,205
Pool # CB4504, 3.50%, 1/20/2051	1,446	1,403
Pool # BZ2614, 4.00%, 1/20/2051	539	532
Pool # BZ8544, 4.00%, 1/20/2051	837	830
Pool # CB2357, 4.00%, 1/20/2051	1,404	1,421
Pool # CB4506, 4.00%, 1/20/2051	1,438	1,459
Pool # CB1543, 3.00%, 2/20/2051	6,163	5,792
Pool # CB3225, 3.25%, 2/20/2051	1,016	970
Pool # CA9001, 3.50%, 2/20/2051	7,121	6,876
Pool # CB3226, 3.50%, 2/20/2051	1,092	1,060
Pool # CB4521, 3.50%, 2/20/2051	1,716	1,678
Pool # CB4522, 3.50%, 2/20/2051	1,098	1,087
Pool # CB4524, 4.00%, 2/20/2051	1,129	1,119
Pool # CA8994, 4.50%, 2/20/2051	1,177	1,195
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	249

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4433, 3.00%, 3/20/2051	4,171	3,870
Pool # CB3240, 3.25%, 3/20/2051	976	927
Pool # CB3242, 3.50%, 3/20/2051	2,164	2,092
Pool # CB4538, 3.50%, 3/20/2051	1,046	1,015
Pool # CB3253, 3.25%, 4/20/2051	1,105	1,053
Pool # CB3254, 3.50%, 4/20/2051	1,610	1,562
Pool # CB3255, 3.50%, 4/20/2051	1,745	1,693
Pool # CB3256, 3.50%, 4/20/2051	3,049	2,948
Pool # CC9816, 3.00%, 5/20/2051	2,562	2,423
Pool # CD0432, 3.50%, 5/20/2051	2,006	1,946
Pool # CD0433, 3.50%, 5/20/2051	2,309	2,240
Pool # CD0434, 3.50%, 5/20/2051	2,563	2,477
Pool # CC9825, 2.50%, 6/20/2051	1,804	1,642
Pool # CC9826, 2.50%, 6/20/2051	2,028	1,846
Pool # CC9831, 3.00%, 6/20/2051	1,656	1,556
Pool # CD0442, 3.50%, 6/20/2051	1,866	1,810
Pool # CD0443, 3.50%, 6/20/2051	1,420	1,378
Pool # CD0444, 3.50%, 6/20/2051	1,659	1,602
Pool # CC9835, 4.00%, 6/20/2051	985	977
Pool # CC9836, 4.00%, 6/20/2051	1,055	1,046
Pool # CC9837, 4.00%, 6/20/2051	1,034	1,027
Pool # CD0454, 3.50%, 7/20/2051	2,355	2,273
Pool # CE9918, 3.50%, 7/20/2051	1,893	1,836
Pool # CE9919, 3.50%, 7/20/2051	1,112	1,079
Pool # CE9920, 3.50%, 7/20/2051	1,423	1,383
Pool # CE9923, 4.00%, 7/20/2051	1,021	1,009
Pool # CE9932, 3.00%, 8/20/2051	2,321	2,192
Pool # CD0461, 3.50%, 8/20/2051	1,301	1,263
Pool # CE9935, 3.50%, 8/20/2051	1,142	1,108
Pool # CE9936, 3.50%, 8/20/2051	1,397	1,355
Pool # CE9937, 3.50%, 8/20/2051	1,172	1,139
Pool # CE9939, 4.00%, 8/20/2051	891	881
Pool # CD0469, 3.50%, 9/20/2051	1,802	1,749
Pool # CG4129, 3.50%, 9/20/2051	2,919	2,826
Pool # CG4130, 3.50%, 9/20/2051	2,949	2,848
Pool # CH0092, 3.50%, 9/20/2051	5,861	5,663
Pool # CD0476, 3.50%, 10/20/2051	1,126	1,093
Pool # CD0477, 3.50%, 10/20/2051	2,181	2,106
Pool # CH0834, 3.50%, 10/20/2051	1,127	1,093
Pool # CH0835, 3.50%, 10/20/2051	991	961
Pool # CH0836, 3.50%, 10/20/2051	1,271	1,233
Pool # CH0837, 3.50%, 10/20/2051	1,052	1,018
Pool # CH0838, 3.50%, 10/20/2051	1,721	1,661
Pool # CH0840, 4.00%, 10/20/2051	1,476	1,463
Pool # CH0841, 4.00%, 10/20/2051	1,490	1,473
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CH0848, 3.00%, 11/20/2051	1,398	1,318
Pool # CH0849, 3.00%, 11/20/2051	2,740	2,583
Pool # CH0850, 3.00%, 11/20/2051	2,243	2,113
Pool # CH0851, 3.00%, 11/20/2051	1,405	1,323
Pool # CH0852, 3.00%, 11/20/2051	2,887	2,731
Pool # CI0076, 3.00%, 11/20/2051	1,265	1,191
Pool # CI0077, 3.50%, 11/20/2051	1,038	1,007
Pool # CI0078, 3.50%, 11/20/2051	1,982	1,915
Pool # CI9257, 3.50%, 11/20/2051	4,518	4,362
Pool # CH0860, 3.00%, 12/20/2051	723	682
Pool # CH0861, 3.00%, 12/20/2051	2,798	2,637
Pool # CH0862, 3.00%, 12/20/2051	1,562	1,471
Pool # CH0864, 3.00%, 12/20/2051	1,497	1,406
Pool # CH0868, 3.50%, 12/20/2051	1,775	1,718
Pool # CH7863, 3.50%, 12/20/2051	2,452	2,379
Pool # CH0871, 4.00%, 12/20/2051	1,341	1,326
Pool # CI0090, 2.50%, 1/20/2052	1,233	1,122
Pool # CI0092, 3.00%, 1/20/2052	1,584	1,490
Pool # CJ3916, 3.00%, 1/20/2052	8,894	8,548
Pool # CK4908, 3.00%, 1/20/2052	3,231	3,044
Pool # CK4909, 3.00%, 1/20/2052	2,043	1,924
Pool # CK4916, 3.00%, 1/20/2052	4,710	4,426
Pool # CI0093, 3.50%, 1/20/2052	1,127	1,093
Pool # CI0094, 3.50%, 1/20/2052	2,675	2,582
Pool # CK1583, 3.50%, 1/20/2052	3,669	3,559
Pool # CK4918, 3.50%, 1/20/2052	1,619	1,570
Pool # CK7137, 4.00%, 1/20/2052	9,008	8,886
Pool # CK2667, 3.00%, 2/20/2052	6,079	5,711
Pool # CM2170, 3.00%, 3/20/2052	9,834	9,141
Pool # CI0110, 3.50%, 3/20/2052	1,328	1,282
Pool # CL1777, 3.50%, 3/20/2052	2,897	2,821
Pool # CL1778, 3.50%, 3/20/2052	1,659	1,609
Pool # CL1827, 3.50%, 3/20/2052	6,755	6,552
Pool # CL1828, 3.50%, 3/20/2052	8,582	8,304
Pool # CL1829, 3.50%, 3/20/2052	4,178	4,033
Pool # CM1692, 3.50%, 3/20/2052	5,914	5,707
Pool # CM2218, 3.50%, 3/20/2052	1,985	1,925
Pool # CM2221, 3.50%, 3/20/2052	4,961	4,843
Pool # CI0111, 4.00%, 3/20/2052	1,389	1,374
Pool # CN3435, 4.50%, 4/20/2052	995	1,003
Pool # CN3436, 4.50%, 4/20/2052	5,683	5,697
Pool # CO4826, 5.00%, 6/20/2052	4,926	4,996
Pool # CO5339, 5.00%, 6/20/2052	4,587	4,722
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	858	860
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AH5895, 4.00%, 6/20/2034	277	284
Pool # 4285, 6.00%, 11/20/2038	16	17
Pool # BO1377, 3.75%, 2/20/2040	964	978
Pool # BO1378, 4.00%, 1/20/2041	1,349	1,406
Pool # CD7341, 3.50%, 7/20/2047	4,554	4,374
Pool # BS0536, 3.00%, 3/20/2048	2,712	2,528
Pool # BS0538, 4.00%, 12/20/2048	1,190	1,170
Pool # BS0539, 4.50%, 1/20/2049	647	647
Pool # MA6145, 3.50%, 9/20/2049	513	487
Pool # CE3912, 5.00%, 9/20/2049	5,163	5,288
Pool # BS0537, 3.50%, 12/20/2049	916	879
Pool # CI8475, 5.00%, 5/20/2050	6,596	6,820
Pool # AC0977, 4.39%, 5/20/2063 (a)	13	12
Pool # 785863, 3.09%, 12/20/2071 (a)	12,428	11,586
Haven Park CF , 3.78%, 5/1/2033 (b)	8,185	8,088
Total Mortgage-Backed Securities (Cost $2,121,489)		1,966,577
Collateralized Mortgage Obligations — 19.7%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (c) (d)	8,782	8,153
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	413	414
Series 2005-1CB, Class 1A6, IF, IO, 4.66%, 3/25/2035 ‡ (a)	245	21
Series 2005-22T1, Class A2, IF, IO, 2.63%, 6/25/2035 ‡ (a)	1,438	107
Series 2005-20CB, Class 3A8, IF, IO, 2.31%, 7/25/2035 ‡ (a)	1,395	79
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	55	28
Series 2005-37T1, Class A2, IF, IO, 2.61%, 9/25/2035 ‡ (a)	2,593	209
Series 2005-54CB, Class 1A2, IF, IO, 2.41%, 11/25/2035 ‡ (a)	1,367	90
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	229	188
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	7	6
Series 2005-57CB, Class 3A2, IF, IO, 2.66%, 12/25/2035 ‡ (a)	170	20
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	133	122
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	206	140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-7CB, Class 1A2, IF, IO, 2.86%, 5/25/2036 ‡ (a)	7,556	864
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	306	184
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	2	2
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (c)	14,380	13,612
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (c)	8,453	8,091
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	28
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	33	24
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	48	46
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035 ‡	86	13
Series 2005-4, Class 30, PO, 8/25/2035 ‡	23	16
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	98	87
Series 2005-7, Class 30, PO, 11/25/2035 ‡	10	9
Series 2005-8, Class 30, PO, 1/25/2036 ‡	32	21
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 2.75%, 4/25/2033 (a)	13	13
Series 2003-J, Class 3A2, 1.85%, 11/25/2033 (a)	53	51
Baring Series 2021-EBO1, Class PA, IO, 0.00%, 4/22/2023 ‡ (a)	4,870	4,870
Bayview Finance LLC, 0.00%, 7/12/2033 ‡	5,542	5,515
Bayview Financing Trust
Series 2020-3F, Class A, 3.08%, 11/10/2022 (a) (c)	2,330	2,327
Series 2021-2F, Class M2, 3.76%, 1/10/2032 ‡ (a) (c)	2,749	2,757
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 3.45%, 7/25/2033 (a)	52	51
Series 2003-7, Class 3A, 3.15%, 10/25/2033 (a)	17	16
Series 2004-1, Class 12A1, 2.91%, 4/25/2034 (a)	133	126
Series 2004-2, Class 14A, 3.08%, 5/25/2034 (a)	43	40
Series 2006-1, Class A1, 2.40%, 2/25/2036 (a)	153	150
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	126	128
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	251

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	3,216	2,846
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 ‡ (c)	2,000	1,611
Series 2022-MH1, Class A, 4.25%, 8/25/2054 (c) (d)	8,000	7,151
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033 ‡	4	3
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (c)	3,476	3,425
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (c)	19,359	18,936
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	9,000	8,504
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 3.13%, 6/25/2035 (a)	95	94
Series 2007-A1, Class 1A3, 2.69%, 2/25/2037 (a)	384	376
Series 2007-A1, Class 9A1, 3.09%, 2/25/2037 (a)	79	78
Series 2007-A1, Class 2A1, 3.65%, 2/25/2037 (a)	32	31
Series 2007-A1, Class 7A1, 3.73%, 2/25/2037 (a)	33	33
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034 ‡	6	5
Series 2004-3, Class A26, 5.50%, 4/25/2034	83	80
Series 2004-HYB1, Class 2A, 3.02%, 5/20/2034 (a)	38	36
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (a)	145	139
Series 2004-7, Class 2A1, 3.16%, 6/25/2034 (a)	28	27
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	216	213
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	151	142
Series 2004-HYB6, Class A3, 2.91%, 11/20/2034 (a)	125	120
Series 2005-16, Class A23, 5.50%, 9/25/2035	64	46
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (a)	352	314
Series 2007-4, Class 1A52, IF, IO, 2.96%, 5/25/2037 ‡ (a)	1,378	160
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	—
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (a)	43	43
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 3.19%, 9/25/2033 (a) (c)	98	97
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	376	361
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031 ‡	3	2
Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	4	4
Series 2003-1, Class 3, PO, 9/25/2033 ‡	12	8
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	5	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	14	13
Series 2004-UST1, Class A3, 2.12%, 8/25/2034 (a)	38	37
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (a)	18	16
Series 2005-1, Class 2A1A, 2.42%, 2/25/2035 (a)	101	85
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	156	147
Series 2005-5, Class 1A2, 3.76%, 8/25/2035 (a)	279	210
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (a)	305	298
Series 2003-AR15, Class 3A1, 3.29%, 6/25/2033 (a)	142	136
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	65	61
Series 2004-AR2, Class 2A1, 2.61%, 3/25/2034 (a)	34	34
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	15	14
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	115	109
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	62	61
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	83	80
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	177	172
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	438	37
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	343	39
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CSMC Trust
Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (c)	5,136	4,942
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	11,423	10,789
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (c)	6,581	6,273
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (c) (d)	7,453	7,193
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.31%, 2/25/2020 (a)	18	18
FHLMC, REMIC
Series 1395, Class G, 6.00%, 10/15/2022	—	—
Series 1374, Class Z, 7.00%, 10/15/2022	—	—
Series 1401, Class J, 7.00%, 10/15/2022	—	—
Series 2535, Class BK, 5.50%, 12/15/2022	—	—
Series 1470, Class F, 1.37%, 2/15/2023 (a)	—	—
Series 1466, Class PZ, 7.50%, 2/15/2023	2	2
Series 1798, Class F, 5.00%, 5/15/2023	1	1
Series 1518, Class G, IF, 6.27%, 5/15/2023 (a)	1	1
Series 1505, Class QB, IF, 16.10%, 5/15/2023 (a)	—	—
Series 2033, Class J, 5.60%, 6/15/2023	5	5
Series 1526, Class L, 6.50%, 6/15/2023	1	1
Series 1541, Class O, 2.37%, 7/15/2023 (a)	1	1
Series 1677, Class Z, 7.50%, 7/15/2023	5	5
Series 1570, Class F, 2.05%, 8/15/2023 (a)	—	—
Series 1552, Class IA, IF, 15.62%, 8/15/2023 (a)	12	12
Series 1570, Class SA, HB, IF, 24.46%, 8/15/2023 (a)	1	1
Series 1578, Class K, 6.90%, 9/15/2023	3	3
Series 1578, Class V, IO, 7.00%, 9/15/2023	—	—
Series 2571, Class SK, HB, IF, 24.19%, 9/15/2023 (a)	2	2
Series 1591, Class PV, 6.25%, 10/15/2023	7	7
Series 1602, Class SA, IF, 16.25%, 10/15/2023 (a)	2	2
Series 1813, Class I, PO, 11/15/2023	17	17
Series 1813, Class J, IF, IO, 3.50%, 11/15/2023 (a)	67	1
Series 2720, Class PC, 5.00%, 12/15/2023	19	19
Series 1628, Class LZ, 6.50%, 12/15/2023	12	12
Series 1638, Class H, 6.50%, 12/15/2023	14	14
Series 2283, Class K, 6.50%, 12/15/2023	3	3
Series 1644, Class K, 6.75%, 12/15/2023	4	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1658, Class GZ, 7.00%, 1/15/2024	16	17
Series 1865, Class D, PO, 2/15/2024	2	2
Series 1760, Class ZD, 2.44%, 2/15/2024 (a)	18	18
Series 2756, Class NA, 5.00%, 2/15/2024	6	6
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	2	2
Series 1686, Class SH, IF, 14.74%, 2/15/2024 (a)	—	—
Series 1699, Class FC, 2.60%, 3/15/2024 (a)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	7	7
Series 2033, Class SN, HB, IF, 28.94%, 3/15/2024 (a)	1	—
Series 2306, Class K, PO, 5/15/2024	2	2
Series 2306, Class SE, IF, IO, 7.66%, 5/15/2024 (a)	4	—
Series 1745, Class D, 7.50%, 8/15/2024	5	5
Series 3614, Class QB, 4.00%, 12/15/2024	312	312
Series 2967, Class S, HB, IF, 20.67%, 4/15/2025 (a)	7	7
Series 3022, Class SX, IF, 10.90%, 8/15/2025 (a)	11	10
Series 1829, Class ZB, 6.50%, 3/15/2026	4	4
Series 1863, Class Z, 6.50%, 7/15/2026	9	9
Series 1899, Class ZE, 8.00%, 9/15/2026	10	11
Series 1963, Class Z, 7.50%, 1/15/2027	11	11
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	4	4
Series 1985, Class PR, IO, 8.00%, 7/15/2027	3	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	848	5
Series 1987, Class PE, 7.50%, 9/15/2027	5	5
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2042, Class T, 7.00%, 3/15/2028	2	2
Series 2040, Class PE, 7.50%, 3/15/2028	20	21
Series 2060, Class Z, 6.50%, 5/15/2028	8	8
Series 2061, Class DC, IO, 6.50%, 6/15/2028	19	2
Series 2075, Class PH, 6.50%, 8/15/2028	54	57
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2111, Class SB, IF, IO, 5.11%, 1/15/2029 (a)	45	2
Series 2110, Class PG, 6.00%, 1/15/2029	34	36
Series 2125, Class JZ, 6.00%, 2/15/2029	14	14
Series 2130, Class QS, 6.00%, 3/15/2029	21	22
Series 2132, Class ZL, 6.50%, 3/15/2029	8	9
Series 2132, Class SB, HB, IF, 20.27%, 3/15/2029 (a)	6	6
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	253

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	77	84
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4	—
Series 2178, Class PB, 7.00%, 8/15/2029	8	8
Series 2201, Class C, 8.00%, 11/15/2029	11	11
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	49	53
Series 2210, Class Z, 8.00%, 1/15/2030	29	32
Series 2224, Class CB, 8.00%, 3/15/2030	9	10
Series 2247, Class Z, 7.50%, 8/15/2030	8	9
Series 2256, Class MC, 7.25%, 9/15/2030	26	29
Series 2254, Class Z, 9.00%, 9/15/2030	82	92
Series 2259, Class ZM, 7.00%, 10/15/2030	36	39
Series 2271, Class PC, 7.25%, 12/15/2030	45	49
Series 2296, Class PD, 7.00%, 3/15/2031	15	16
Series 2303, Class ZD, 7.00%, 4/15/2031	217	236
Series 2694, Class BA, 4.00%, 6/15/2031	8	8
Series 2359, Class ZB, 8.50%, 6/15/2031	29	33
Series 2388, Class UZ, 8.50%, 6/15/2031	11	12
Series 2344, Class ZD, 6.50%, 8/15/2031	87	92
Series 2344, Class ZJ, 6.50%, 8/15/2031	11	12
Series 2345, Class NE, 6.50%, 8/15/2031	6	7
Series 2372, Class F, 2.89%, 10/15/2031 (a)	6	6
Series 2367, Class ZK, 6.00%, 10/15/2031	87	91
Series 2368, Class AS, IF, 14.71%, 10/15/2031 (a)	5	5
Series 2383, Class FD, 2.89%, 11/15/2031 (a)	6	6
Series 2399, Class TH, 6.50%, 1/15/2032	97	103
Series 2494, Class SX, IF, IO, 4.61%, 2/15/2032 (a)	242	18
Series 2410, Class QX, IF, IO, 6.26%, 2/15/2032 (a)	17	2
Series 2410, Class OE, 6.38%, 2/15/2032	11	11
Series 2410, Class QS, IF, 13.28%, 2/15/2032 (a)	23	27
Series 2433, Class SA, IF, 14.71%, 2/15/2032 (a)	48	56
Series 2431, Class F, 2.89%, 3/15/2032 (a)	268	268
Series 2464, Class FE, 3.39%, 3/15/2032 (a)	77	78
Series 2444, Class ES, IF, IO, 5.56%, 3/15/2032 (a)	20	2
Series 2450, Class SW, IF, IO, 5.61%, 3/15/2032 (a)	23	3
Series 2423, Class MC, 7.00%, 3/15/2032	26	28
Series 2423, Class MT, 7.00%, 3/15/2032	31	34
Series 2434, Class TC, 7.00%, 4/15/2032	34	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2436, Class MC, 7.00%, 4/15/2032	40	42
Series 2450, Class GZ, 7.00%, 5/15/2032	29	32
Series 3393, Class JO, PO, 9/15/2032	95	81
Series 2513, Class ZC, 5.50%, 10/15/2032	72	76
Series 2517, Class Z, 5.50%, 10/15/2032	32	32
Series 2835, Class QO, PO, 12/15/2032	27	24
Series 2552, Class FP, 3.39%, 1/15/2033 (a)	436	443
Series 2557, Class HL, 5.30%, 1/15/2033	269	279
Series 2586, Class WI, IO, 6.50%, 3/15/2033	75	13
Series 2611, Class SQ, IF, 8.22%, 5/15/2033 (a)	21	20
Series 2631, Class SA, IF, 10.47%, 6/15/2033 (a)	13	14
Series 2692, Class SC, IF, 8.50%, 7/15/2033 (a)	51	52
Series 2671, Class S, IF, 10.37%, 9/15/2033 (a)	22	24
Series 2725, Class SC, IF, 5.52%, 11/15/2033 (a)	20	20
Series 2722, Class PF, 2.99%, 12/15/2033 (a)	561	564
Series 2763, Class ZA, 6.00%, 3/15/2034	2,080	2,209
Series 2779, Class ZC, 6.00%, 4/15/2034	1,280	1,365
Series 2802, Class ZY, 6.00%, 5/15/2034	247	264
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	563	571
Series 2990, Class SL, IF, 15.73%, 6/15/2034 (a)	6	6
Series 3611, PO, 7/15/2034	114	98
Series 3305, Class MB, IF, 4.87%, 7/15/2034 (a)	40	42
Series 3077, Class TO, PO, 4/15/2035	46	44
Series 2990, Class WP, IF, 11.87%, 6/15/2035 (a)	1	1
Series 3035, Class Z, 5.85%, 9/15/2035	594	619
Series 3117, Class EO, PO, 2/15/2036	73	62
Series 3117, Class OG, PO, 2/15/2036	60	52
Series 3117, Class OK, PO, 2/15/2036	76	64
Series 3143, Class BC, 5.50%, 2/15/2036	137	145
Series 3122, Class OH, PO, 3/15/2036	11	9
Series 3134, PO, 3/15/2036	11	9
Series 3152, Class MO, PO, 3/15/2036	144	124
Series 3122, Class ZB, 6.00%, 3/15/2036	29	34
Series 3138, PO, 4/15/2036	43	36
Series 3607, Class AO, PO, 4/15/2036	96	80
Series 3607, Class BO, PO, 4/15/2036	96	83
Series 3137, Class XP, 6.00%, 4/15/2036	434	466
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3219, Class DI, IO, 6.00%, 4/15/2036	60	12
Series 3149, Class SO, PO, 5/15/2036	45	36
Series 3151, PO, 5/15/2036	143	117
Series 3153, Class EO, PO, 5/15/2036	65	56
Series 3210, PO, 5/15/2036	30	30
Series 3604, PO, 5/15/2036	103	84
Series 3171, Class MO, PO, 6/15/2036	54	49
Series 3179, Class OA, PO, 7/15/2036	48	41
Series 3194, Class SA, IF, IO, 4.71%, 7/15/2036 (a)	36	5
Series 3200, PO, 8/15/2036	89	73
Series 3232, Class ST, IF, IO, 4.31%, 10/15/2036 (a)	94	11
Series 3237, Class AO, PO, 11/15/2036	95	80
Series 3704, Class DT, 7.50%, 11/15/2036	517	572
Series 3704, Class ET, 7.50%, 12/15/2036	374	418
Series 3260, Class CS, IF, IO, 3.75%, 1/15/2037 (a)	63	7
Series 3262, Class SG, IF, IO, 4.01%, 1/15/2037 (a)	20	1
Series 3274, Class JO, PO, 2/15/2037	18	16
Series 3274, Class MO, PO, 2/15/2037	37	31
Series 3275, Class FL, 2.83%, 2/15/2037 (a)	19	19
Series 3288, Class GS, IF, 3.28%, 3/15/2037 (a)	11	11
Series 3290, Class SB, IF, IO, 4.06%, 3/15/2037 (a)	186	20
Series 3373, Class TO, PO, 4/15/2037	79	64
Series 3316, Class JO, PO, 5/15/2037	10	9
Series 3607, PO, 5/15/2037	258	213
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	427	454
Series 3371, Class FA, 2.99%, 9/15/2037 (a)	28	28
Series 3385, Class SN, IF, IO, 3.61%, 11/15/2037 (a)	44	4
Series 3387, Class SA, IF, IO, 4.03%, 11/15/2037 (a)	129	14
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	483	4
Series 3404, Class SC, IF, IO, 3.61%, 1/15/2038 (a)	173	17
Series 3451, Class SA, IF, IO, 3.66%, 5/15/2038 (a)	13	1
Series 3537, Class MI, IO, 5.00%, 6/15/2038	277	42
Series 3461, Class LZ, 6.00%, 6/15/2038	65	69
Series 3481, Class SJ, IF, IO, 3.46%, 8/15/2038 (a)	219	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3895, Class WA, 5.70%, 10/15/2038 (a)	126	131
Series 3546, Class A, 2.30%, 2/15/2039 (a)	30	31
Series 3511, Class SA, IF, IO, 3.61%, 2/15/2039 (a)	59	5
Series 3531, Class SA, IF, IO, 3.91%, 5/15/2039 (a)	180	6
Series 3549, Class FA, 3.59%, 7/15/2039 (a)	16	17
Series 4580, Class PT, 6.79%, 8/15/2039 (a)	770	820
Series 3572, Class JS, IF, IO, 4.41%, 9/15/2039 (a)	158	10
Series 3795, Class EI, IO, 5.00%, 10/15/2039	66	1
Series 3621, PO, 1/15/2040	177	142
Series 3621, Class BO, PO, 1/15/2040	114	97
Series 3623, Class LO, PO, 1/15/2040	157	126
Series 3632, Class BS, IF, 9.53%, 2/15/2040 (a)	469	493
Series 3714, Class IP, IO, 5.00%, 8/15/2040	332	29
Series 3740, Class SC, IF, IO, 3.61%, 10/15/2040 (a)	245	31
Series 3747, Class PY, 4.00%, 10/15/2040	1,172	1,166
Series 3747, Class CY, 4.50%, 10/15/2040	1,885	1,921
Series 3753, PO, 11/15/2040	783	630
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,708
Series 3860, Class PZ, 5.00%, 5/15/2041	3,328	3,468
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	52	51
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	88	85
Series 3966, Class NA, 4.00%, 12/15/2041	871	877
Series 4015, Class MY, 3.50%, 3/15/2042	1,000	976
Series 4136, Class HS, IF, 1.61%, 11/15/2042 (a)	365	254
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	894
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	950
Series 4280, Class EO, PO, 12/15/2043	511	394
Series 4281, Class OB, PO, 12/15/2043	564	468
Series 4377, Class JP, 3.00%, 8/15/2044	2,671	2,557
Series 4456, Class SA, IF, IO, 3.76%, 3/15/2045 (a)	3,572	475
Series 4480, Class SE, IF, IO, 3.79%, 6/15/2045 (a)	3,723	496
Series 4888, Class AZ, 4.00%, 12/15/2048	4,563	4,494
Series 4848, Class QY, 4.50%, 12/15/2048	855	839
Series 4903, Class SN, IF, IO, 3.66%, 8/25/2049 (a)	10,206	1,350
Series 5048, Class TI, IO, 3.00%, 11/25/2050	20,576	3,244
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	255

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	254	33
Series 197, PO, 4/1/2028	102	94
Series 233, Class 11, IO, 5.00%, 9/15/2035	136	29
Series 233, Class 12, IO, 5.00%, 9/15/2035	80	11
Series 233, Class 13, IO, 5.00%, 9/15/2035	188	39
Series 239, Class S30, IF, IO, 5.31%, 8/15/2036 (a)	262	39
Series 262, Class 35, 3.50%, 7/15/2042	6,957	6,710
Series 299, Class 300, 3.00%, 1/15/2043	263	245
Series 310, PO, 9/15/2043	940	763
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (a)	140	139
Series T-76, Class 2A, 1.84%, 10/25/2037 (a)	1,616	1,430
Series T-42, Class A5, 7.50%, 2/25/2042	489	540
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	44	46
Series T-54, Class 2A, 6.50%, 2/25/2043	955	1,041
Series T-54, Class 3A, 7.00%, 2/25/2043	439	468
Series T-56, Class A5, 5.23%, 5/25/2043	780	782
Series T-58, Class A, PO, 9/25/2043	57	43
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	35	37
Series T-59, Class 1AP, PO, 10/25/2043	56	32
Series T-62, Class 1A1, 2.06%, 10/25/2044 (a)	583	607
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.66%, 10/25/2034 (a)	109	109
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	141	80
Series 2007-FA4, Class 1A2, IF, IO, 3.21%, 8/25/2037 ‡ (a)	2,563	284
FMC GMSR Issuer Trust
3.69%, 2/25/2024	15,000	14,625
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	7,829
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	2,300	2,399
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	173	187
Series 2003-W8, Class 3F1, 2.84%, 5/25/2042 (a)	113	112
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	151	158
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	94	99
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	119	128
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-W3, Class 2AF, 2.66%, 3/25/2045 (a)	254	253
Series 2005-W4, Class 3A, 2.75%, 6/25/2045 (a)	562	555
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	99	102
Series 2006-W2, Class 1AF1, 2.66%, 2/25/2046 (a)	133	131
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	250	273
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,785	2,902
Series 2001-T12, Class A2, 7.50%, 8/25/2041	144	152
Series 2001-T10, PO, 12/25/2041	10	9
Series 2002-T4, Class A2, 7.00%, 12/25/2041	99	106
Series 2002-T4, Class A3, 7.50%, 12/25/2041	239	260
Series 2002-T16, Class A2, 7.00%, 7/25/2042	94	101
Series 2002-T19, Class A2, 7.00%, 7/25/2042	231	251
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	162	168
Series 2004-T3, Class PT1, 10.07%, 1/25/2044 (a)	125	136
FNMA, REMIC
Series G92-62, Class B, PO, 10/25/2022	—	—
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series 1993-27, Class S, IF, 6.09%, 2/25/2023 (a)	1	1
Series 1993-25, Class J, 7.50%, 3/25/2023	2	2
Series 1993-31, Class K, 7.50%, 3/25/2023	—	—
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	—	—
Series 1993-54, Class Z, 7.00%, 4/25/2023	4	4
Series 1993-62, Class SA, IF, 12.10%, 4/25/2023 (a)	—	—
Series 1998-43, Class SA, IF, IO, 15.23%, 4/25/2023 (a)	1	—
Series 1993-97, Class FA, 3.69%, 5/25/2023 (a)	—	—
Series 1993-162, Class F, 3.39%, 8/25/2023 (a)	—	—
Series 1996-14, Class SE, IF, IO, 7.81%, 8/25/2023 (a)	5	—
Series 1993-228, Class G, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 7.19%, 9/25/2023 (a)	—	—
Series 2000-18, Class EC, PO, 10/25/2023	12	12
Series 1993-179, Class SB, IF, 13.94%, 10/25/2023 (a)	2	2
Series 1993-230, Class FA, 2.86%, 12/25/2023 (a)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-1, Class UD, IF, 15.95%, 12/25/2023 (a)	3	3
Series 1994-26, Class J, PO, 1/25/2024	25	25
Series 2009-12, IO, 4.50%, 3/25/2024	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	3	3
Series G94-7, Class PJ, 7.50%, 5/17/2024	14	14
Series 2004-53, Class NC, 5.50%, 7/25/2024	10	10
Series 1995-2, Class Z, 8.50%, 1/25/2025	2	2
Series 2006-72, Class HO, PO, 8/25/2026	26	24
Series 2006-94, Class GI, IF, IO, 4.21%, 10/25/2026 (a)	300	8
Series 2006-94, Class GK, HB, IF, 21.03%, 10/25/2026 (a)	13	14
Series G97-2, Class ZA, 8.50%, 2/17/2027	12	13
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-24, Class Z, 8.00%, 4/18/2027	2	2
Series 1997-46, Class Z, 7.50%, 6/17/2027	66	69
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	141	146
Series 1998-36, Class ZB, 6.00%, 7/18/2028	17	18
Series 2002-7, Class FD, 3.14%, 4/25/2029 (a)	39	39
Series 1999-62, Class PB, 7.50%, 12/18/2029	15	16
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2002-60, Class FA, 3.19%, 2/25/2031 (a)	123	124
Series 2002-60, Class FB, 3.19%, 2/25/2031 (a)	123	124
Series 2001-4, Class ZA, 6.50%, 3/25/2031	136	143
Series 2001-7, Class PF, 7.00%, 3/25/2031	13	14
Series 2002-50, Class ZA, 6.00%, 5/25/2031	199	207
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	18	2
Series 2001-49, Class LZ, 8.50%, 7/25/2031	30	32
Series 2001-38, Class FB, 2.94%, 8/25/2031 (a)	35	35
Series 2001-36, Class DE, 7.00%, 8/25/2031	27	29
Series 2001-44, Class PD, 7.00%, 9/25/2031	10	11
Series 2001-44, Class PU, 7.00%, 9/25/2031	22	24
Series 2001-53, Class FX, 2.79%, 10/25/2031 (a)	156	156
Series 2003-52, Class SX, IF, 15.62%, 10/25/2031 (a)	7	8
Series 2001-61, Class Z, 7.00%, 11/25/2031	78	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-72, Class SX, IF, 11.77%, 12/25/2031 (a)	5	6
Series 2002-1, Class SA, IF, 17.25%, 2/25/2032 (a)	5	5
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	76	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	4	5
Series 2002-30, Class Z, 6.00%, 5/25/2032	121	129
Series 2002-37, Class Z, 6.50%, 6/25/2032	8	9
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	160	19
Series 2004-61, Class FH, 3.24%, 11/25/2032 (a)	728	736
Series 2011-39, Class ZA, 6.00%, 11/25/2032	773	816
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	29	31
Series 2004-59, Class BG, PO, 12/25/2032	40	34
Series 2002-77, Class S, IF, 10.00%, 12/25/2032 (a)	19	20
Series 2003-2, Class F, 3.19%, 2/25/2033 (a)	288	291
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	112	5
Series 2003-22, Class UD, 4.00%, 4/25/2033	242	241
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	13	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	274	49
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	357	61
Series 2003-132, Class OA, PO, 8/25/2033	7	6
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	22	1
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	124	20
Series 2003-74, Class SH, IF, 5.77%, 8/25/2033 (a)	24	23
Series 2003-86, Class ZA, 5.50%, 9/25/2033	145	151
Series 2003-91, Class SD, IF, 8.43%, 9/25/2033 (a)	21	21
Series 2003-105, Class AZ, 5.50%, 10/25/2033	800	839
Series 2003-116, Class SB, IF, IO, 5.16%, 11/25/2033 (a)	141	15
Series 2006-44, Class P, PO, 12/25/2033	301	256
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	833	889
Series 2004-87, Class F, 3.19%, 1/25/2034 (a)	110	111
Series 2003-130, Class SX, IF, 7.85%, 1/25/2034 (a)	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	257

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-131, Class SK, IF, 11.31%, 1/25/2034 (a)	4	4
Series 2004-46, Class EP, PO, 3/25/2034	64	61
Series 2004-28, Class PF, 2.84%, 3/25/2034 (a)	161	161
Series 2004-17, Class H, 5.50%, 4/25/2034	240	250
Series 2004-25, Class SA, IF, 12.80%, 4/25/2034 (a)	50	55
Series 2004-46, Class SK, IF, 9.78%, 5/25/2034 (a)	22	22
Series 2004-36, Class SA, IF, 12.80%, 5/25/2034 (a)	92	103
Series 2004-46, Class QB, IF, 14.23%, 5/25/2034 (a)	43	48
Series 2004-50, Class VZ, 5.50%, 7/25/2034	978	1,020
Series 2004-51, Class SY, IF, 9.35%, 7/25/2034 (a)	12	12
Series 2014-44, Class B, 2.50%, 8/25/2034	928	872
Series 2005-7, Class LO, PO, 2/25/2035	294	265
Series 2005-15, Class MO, PO, 3/25/2035	82	66
Series 2005-13, Class FL, 2.84%, 3/25/2035 (a)	63	63
Series 2005-74, Class SK, IF, 13.41%, 5/25/2035 (a)	86	88
Series 2005-56, Class S, IF, IO, 4.27%, 7/25/2035 (a)	155	17
Series 2005-66, Class SV, IF, IO, 4.31%, 7/25/2035 (a)	131	7
Series 2005-103, Class SC, IF, 6.68%, 7/25/2035 (a)	180	178
Series 2005-66, Class SG, IF, 11.27%, 7/25/2035 (a)	72	82
Series 2005-68, Class PG, 5.50%, 8/25/2035	156	161
Series 2005-73, Class PS, IF, 10.59%, 8/25/2035 (a)	41	44
Series 2005-90, PO, 9/25/2035	46	44
Series 2005-90, Class AO, PO, 10/25/2035	17	15
Series 2010-39, Class OT, PO, 10/25/2035	91	81
Series 2005-84, Class XM, 5.75%, 10/25/2035	83	86
Series 2005-90, Class ES, IF, 10.77%, 10/25/2035 (a)	141	152
Series 2005-106, Class US, IF, 15.61%, 11/25/2035 (a)	87	94
Series 2006-8, Class WQ, PO, 3/25/2036	293	238
Series 2006-8, Class WN, IF, IO, 4.26%, 3/25/2036 (a)	1,075	126
Series 2006-16, Class HZ, 5.50%, 3/25/2036	65	67
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-23, Class KO, PO, 4/25/2036	37	33
Series 2006-27, Class OH, PO, 4/25/2036	76	67
Series 2006-44, Class GO, PO, 6/25/2036	114	98
Series 2006-50, Class JO, PO, 6/25/2036	69	58
Series 2006-50, Class PS, PO, 6/25/2036	98	86
Series 2006-53, Class US, IF, IO, 4.14%, 6/25/2036 (a)	172	19
Series 2006-58, PO, 7/25/2036	116	99
Series 2006-58, Class AP, PO, 7/25/2036	39	33
Series 2006-65, Class QO, PO, 7/25/2036	46	40
Series 2006-56, Class FT, 3.19%, 7/25/2036 (a)	438	460
Series 2006-63, Class ZH, 6.50%, 7/25/2036	146	158
Series 2006-72, Class GO, PO, 8/25/2036	79	71
Series 2006-72, Class TO, PO, 8/25/2036	47	40
Series 2006-79, Class DO, PO, 8/25/2036	74	66
Series 2007-7, Class SG, IF, IO, 4.06%, 8/25/2036 (a)	254	36
Series 2006-77, Class PC, 6.50%, 8/25/2036	335	354
Series 2006-78, Class BZ, 6.50%, 8/25/2036	67	72
Series 2006-86, Class OB, PO, 9/25/2036	91	74
Series 2006-90, Class AO, PO, 9/25/2036	73	64
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	544	116
Series 2006-110, PO, 11/25/2036	53	45
Series 2006-111, Class EO, PO, 11/25/2036	37	31
Series 2006-105, Class ME, 5.50%, 11/25/2036	581	609
Series 2006-115, Class OK, PO, 12/25/2036	117	97
Series 2006-119, PO, 12/25/2036	45	40
Series 2006-118, Class A2, 2.32%, 12/25/2036 (a)	60	59
Series 2006-120, Class PF, 2.69%, 12/25/2036 (a)	67	66
Series 2006-117, Class GS, IF, IO, 4.21%, 12/25/2036 (a)	114	10
Series 2006-120, IO, 6.50%, 12/25/2036	215	38
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,639	1,781
Series 2006-126, Class AO, PO, 1/25/2037	213	179
Series 2007-1, Class SD, HB, IF, 24.34%, 2/25/2037 (a)	33	65
Series 2007-14, Class OP, PO, 3/25/2037	70	60
Series 2007-16, Class FC, 3.19%, 3/25/2037 (a)	25	25
Series 2007-22, Class SC, IF, IO, 3.64%, 3/25/2037 (a)	27	—
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-14, Class ES, IF, IO, 4.00%, 3/25/2037 (a)	2,389	256
Series 2009-63, Class P, 5.00%, 3/25/2037	10	10
Series 2007-18, Class MZ, 6.00%, 3/25/2037	199	206
Series 2007-39, Class EF, 2.69%, 5/25/2037 (a)	26	26
Series 2007-46, Class ZK, 5.50%, 5/25/2037	217	222
Series 2007-54, Class WI, IF, IO, 3.66%, 6/25/2037 (a)	239	25
Series 2007-72, Class EK, IF, IO, 3.96%, 7/25/2037 (a)	628	73
Series 2007-65, Class KI, IF, IO, 4.18%, 7/25/2037 (a)	131	15
Series 2007-60, Class AX, IF, IO, 4.71%, 7/25/2037 (a)	215	34
Series 2007-76, Class ZG, 6.00%, 8/25/2037	132	141
Series 2007-78, Class CB, 6.00%, 8/25/2037	62	65
Series 2007-79, Class SB, IF, 15.06%, 8/25/2037 (a)	22	25
Series 2007-88, Class VI, IF, IO, 4.10%, 9/25/2037 (a)	98	12
Series 2009-86, Class OT, PO, 10/25/2037	323	267
Series 2007-100, Class SM, IF, IO, 4.01%, 10/25/2037 (a)	195	24
Series 2007-91, Class ES, IF, IO, 4.02%, 10/25/2037 (a)	318	35
Series 2007-112, Class SA, IF, IO, 4.01%, 12/25/2037 (a)	602	79
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (a)	435	14
Series 2008-1, Class BI, IF, IO, 3.47%, 2/25/2038 (a)	172	18
Series 2008-12, Class CO, PO, 3/25/2038	358	307
Series 2008-16, Class IS, IF, IO, 3.76%, 3/25/2038 (a)	109	10
Series 2008-10, Class XI, IF, IO, 3.79%, 3/25/2038 (a)	86	8
Series 2008-20, Class SA, IF, IO, 4.55%, 3/25/2038 (a)	138	18
Series 2009-79, Class UA, 7.00%, 3/25/2038	15	16
Series 2008-32, Class SA, IF, IO, 4.41%, 4/25/2038 (a)	21	2
Series 2008-27, Class SN, IF, IO, 4.46%, 4/25/2038 (a)	47	7
Series 2008-44, PO, 5/25/2038	12	10
Series 2008-53, Class CI, IF, IO, 4.76%, 7/25/2038 (a)	72	7
Series 2011-47, Class ZA, 5.50%, 7/25/2038	273	284
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-80, Class SA, IF, IO, 3.41%, 9/25/2038 (a)	133	13
Series 2008-81, Class SB, IF, IO, 3.41%, 9/25/2038 (a)	120	9
Series 2008-80, Class GP, 6.25%, 9/25/2038	10	11
Series 2009-6, Class GS, IF, IO, 4.11%, 2/25/2039 (a)	66	8
Series 2009-4, Class BD, 4.50%, 2/25/2039	8	8
Series 2009-17, Class QS, IF, IO, 4.21%, 3/25/2039 (a)	64	6
Series 2009-62, Class HJ, 6.00%, 5/25/2039	23	23
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	188	34
Series 2009-47, Class MT, 7.00%, 7/25/2039	11	12
Series 2009-69, PO, 9/25/2039	80	63
Series 2009-84, Class WS, IF, IO, 3.46%, 10/25/2039 (a)	64	6
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	124	23
Series 2009-92, Class AD, 6.00%, 11/25/2039	104	107
Series 2009-103, Class MB, 2.86%, 12/25/2039 (a)	368	377
Series 2009-99, Class SC, IF, IO, 3.74%, 12/25/2039 (a)	47	4
Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	300	315
Series 2009-113, Class FB, 2.99%, 1/25/2040 (a)	126	127
Series 2009-112, Class ST, IF, IO, 3.81%, 1/25/2040 (a)	160	17
Series 2010-23, Class KS, IF, IO, 4.66%, 2/25/2040 (a)	121	13
Series 2010-1, Class WA, 6.20%, 2/25/2040 (a)	513	538
Series 2010-16, Class WB, 6.16%, 3/25/2040 (a)	1,081	1,138
Series 2010-16, Class WA, 6.43%, 3/25/2040 (a)	477	499
Series 2010-49, Class SC, IF, 7.77%, 3/25/2040 (a)	172	177
Series 2010-40, Class FJ, 3.04%, 4/25/2040 (a)	69	70
Series 2010-35, Class SB, IF, IO, 3.98%, 4/25/2040 (a)	131	13
Series 2010-43, Class FD, 3.04%, 5/25/2040 (a)	202	203
Series 2010-42, Class S, IF, IO, 3.96%, 5/25/2040 (a)	62	6
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	259

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-61, Class WA, 6.00%, 6/25/2040 (a)	177	186
Series 2010-68, Class SA, IF, IO, 2.56%, 7/25/2040 (a)	370	27
Series 2010-103, Class ME, 4.00%, 9/25/2040	399	393
Series 2010-111, Class AM, 5.50%, 10/25/2040	464	491
Series 2010-125, Class SA, IF, IO, 2.00%, 11/25/2040 (a)	375	21
Series 2010-123, Class FL, 2.87%, 11/25/2040 (a)	52	52
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,626	1,645
Series 2010-147, Class SA, IF, IO, 4.09%, 1/25/2041 (a)	1,420	196
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,720
Series 2011-30, Class LS, IO, 0.40%, 4/25/2041 (a)	278	13
Series 2011-75, Class FA, 2.99%, 8/25/2041 (a)	55	55
Series 2011-118, Class LB, 7.00%, 11/25/2041	462	511
Series 2011-118, Class MT, 7.00%, 11/25/2041	746	820
Series 2011-118, Class NT, 7.00%, 11/25/2041	750	819
Series 2013-2, Class LZ, 3.00%, 2/25/2043	32	27
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,437	1,366
Series 2013-92, PO, 9/25/2043	899	734
Series 2013-101, Class DO, PO, 10/25/2043	1,061	857
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,762	1,740
Series 2018-63, Class DA, 3.50%, 9/25/2048	749	725
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,312	1,291
Series 2019-20, Class H, 3.50%, 5/25/2049	1,815	1,766
Series 2019-32, Class SD, IF, IO, 3.61%, 6/25/2049 (a)	4,231	424
Series 2010-103, Class SB, IF, IO, 3.66%, 11/25/2049 (a)	515	46
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,498
Series 2020-36, Class SH, IF, IO, 3.61%, 6/25/2050 (a)	13,905	2,107
Series 2020-61, Class SB, IF, IO, 1.76%, 9/25/2050 (a)	9,491	613
Series 2011-2, Class WA, 5.88%, 2/25/2051 (a)	87	91
Series 2011-43, Class WA, 5.85%, 5/25/2051 (a)	94	96
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	360	377
Series 2012-21, Class WA, 5.61%, 3/25/2052 (a)	704	734
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	422	435
Series 2007-W2, Class 1A1, 2.58%, 3/25/2037 (a)	160	159
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	80	83
Series 2007-W7, Class 1A4, HB, IF, 25.63%, 7/25/2037 (a)	10	13
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	290	291
Series 2002-W10, IO, 0.92%, 8/25/2042 (a)	1,248	27
Series 2003-W4, Class 2A, 5.06%, 10/25/2042 (a)	19	20
Series 2003-W1, Class 1A1, 4.87%, 12/25/2042 (a)	141	139
Series 2003-W1, Class 2A, 5.33%, 12/25/2042 (a)	92	92
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	308	328
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	104	106
Series 2006-W3, Class 1AF1, 2.68%, 10/25/2046 (a)	74	74
Series 2009-W1, Class A, 6.00%, 12/25/2049	504	524
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 2.68%, 6/27/2036 (a)	177	175
Series 2007-54, Class FA, 2.84%, 6/25/2037 (a)	78	78
Series 2007-64, Class FB, 2.81%, 7/25/2037 (a)	127	126
Series 2007-106, Class A7, 6.25%, 10/25/2037 (a)	35	37
Series 2003-7, Class A1, 6.50%, 12/25/2042	160	168
FNMA, STRIPS
Series 213, Class 2, IO, 8.00%, 3/25/2023	3	—
Series 218, Class 2, IO, 7.50%, 4/25/2023	6	—
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	15	14
Series 293, Class 1, PO, 12/25/2024	32	31
Series 285, Class 1, PO, 2/25/2027	1	1
Series 331, Class 13, IO, 7.00%, 11/25/2032	89	14
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	40	6
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	87	11
Series 356, Class 3, IO, 5.00%, 1/25/2035	105	15
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 365, Class 8, IO, 5.50%, 5/25/2036	134	29
Series 373, Class 1, PO, 7/25/2036	852	732
Series 374, Class 5, IO, 5.50%, 8/25/2036	53	10
Series 393, Class 6, IO, 5.50%, 4/25/2037	20	3
Series 383, Class 32, IO, 6.00%, 1/25/2038	117	33
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (a)	246	232
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	38	38
Series 2001-35, Class SA, IF, IO, 5.86%, 8/16/2031 (a)	31	—
Series 2003-24, PO, 3/16/2033	4	4
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	154	7
Series 2003-90, PO, 10/20/2033	12	12
Series 2010-41, Class WA, 5.83%, 10/20/2033 (a)	550	572
Series 2003-112, Class SA, IF, IO, 4.16%, 12/16/2033 (a)	181	7
Series 2004-28, Class S, IF, 13.10%, 4/16/2034 (a)	45	50
Series 2004-46, Class AO, PO, 6/20/2034	65	54
Series 2010-103, Class WA, 5.69%, 8/20/2034 (a)	297	310
Series 2004-73, Class JL, IF, IO, 4.16%, 9/16/2034 (a)	622	66
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	14	14
Series 2004-90, Class SI, IF, IO, 3.73%, 10/20/2034 (a)	194	14
Series 2005-68, Class DP, IF, 10.68%, 6/17/2035 (a)	49	48
Series 2010-14, Class CO, PO, 8/20/2035	424	367
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	558	78
Series 2005-68, Class KI, IF, IO, 3.93%, 9/20/2035 (a)	350	38
Series 2005-72, Class AZ, 5.50%, 9/20/2035	356	367
Series 2005-85, IO, 5.50%, 11/16/2035	149	15
Series 2010-14, Class BO, PO, 11/20/2035	71	62
Series 2006-16, Class OP, PO, 3/20/2036	63	55
Series 2006-22, Class AO, PO, 5/20/2036	44	40
Series 2006-38, Class SW, IF, IO, 4.13%, 6/20/2036 (a)	25	—
Series 2006-34, PO, 7/20/2036	36	33
Series 2006-59, Class SD, IF, IO, 4.33%, 10/20/2036 (a)	56	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-22, Class WA, 5.89%, 2/20/2037 (a)	807	847
Series 2007-57, PO, 3/20/2037	80	76
Series 2007-17, Class JO, PO, 4/16/2037	50	42
Series 2007-17, Class JI, IF, IO, 4.42%, 4/16/2037 (a)	366	38
Series 2010-129, Class AW, 5.92%, 4/20/2037 (a)	295	310
Series 2007-31, Class AO, PO, 5/16/2037	286	237
Series 2007-25, Class FN, 2.69%, 5/16/2037 (a)	44	44
Series 2007-28, Class BO, PO, 5/20/2037	8	7
Series 2007-26, Class SC, IF, IO, 3.83%, 5/20/2037 (a)	160	6
Series 2007-36, Class HO, PO, 6/16/2037	8	7
Series 2007-36, Class SE, IF, IO, 4.08%, 6/16/2037 (a)	157	7
Series 2007-36, Class SG, IF, IO, 4.10%, 6/20/2037 (a)	237	11
Series 2007-45, Class QA, IF, IO, 4.27%, 7/20/2037 (a)	76	5
Series 2007-40, Class SD, IF, IO, 4.38%, 7/20/2037 (a)	186	12
Series 2007-42, Class SB, IF, IO, 4.38%, 7/20/2037 (a)	182	12
Series 2007-53, Class SW, IF, 13.10%, 9/20/2037 (a)	22	25
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	30	—
Series 2009-79, Class OK, PO, 11/16/2037	114	100
Series 2007-74, Class SL, IF, IO, 4.15%, 11/16/2037 (a)	535	49
Series 2007-76, Class SA, IF, IO, 4.16%, 11/20/2037 (a)	148	10
Series 2007-79, Class SY, IF, IO, 4.18%, 12/20/2037 (a)	203	7
Series 2008-2, Class MS, IF, IO, 4.77%, 1/16/2038 (a)	107	4
Series 2008-1, PO, 1/20/2038	25	23
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	240	255
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	332	34
Series 2008-10, Class S, IF, IO, 3.46%, 2/20/2038 (a)	82	4
Series 2009-106, Class ST, IF, IO, 3.63%, 2/20/2038 (a)	472	30
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	261

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-33, Class XS, IF, IO, 5.31%, 4/16/2038 (a)	80	7
Series 2008-36, Class SH, IF, IO, 3.93%, 4/20/2038 (a)	177	—
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	2,132	2,260
Series 2008-40, Class SA, IF, IO, 4.01%, 5/16/2038 (a)	702	54
Series 2008-55, Class SA, IF, IO, 3.83%, 6/20/2038 (a)	89	5
Series 2008-62, Class SA, IF, IO, 3.78%, 7/20/2038 (a)	515	15
Series 2008-71, Class SC, IF, IO, 3.63%, 8/20/2038 (a)	31	2
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	375	391
Series 2009-25, Class SE, IF, IO, 5.23%, 9/20/2038 (a)	83	6
Series 2011-97, Class WA, 6.11%, 11/20/2038 (a)	775	826
Series 2008-93, Class AS, IF, IO, 3.33%, 12/20/2038 (a)	140	10
Series 2008-96, Class SL, IF, IO, 3.63%, 12/20/2038 (a)	100	3
Series 2008-95, Class DS, IF, IO, 4.93%, 12/20/2038 (a)	333	23
Series 2011-163, Class WA, 5.89%, 12/20/2038 (a)	903	953
Series 2009-6, Class SA, IF, IO, 3.71%, 2/16/2039 (a)	98	1
Series 2009-10, Class SA, IF, IO, 3.58%, 2/20/2039 (a)	179	12
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	550	55
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	120	18
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	144	25
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	42	5
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	96	15
Series 2009-43, Class SA, IF, IO, 3.58%, 6/20/2039 (a)	120	5
Series 2009-42, Class SC, IF, IO, 3.71%, 6/20/2039 (a)	220	16
Series 2009-64, Class SN, IF, IO, 3.71%, 7/16/2039 (a)	172	12
Series 2009-54, Class JZ, 5.50%, 7/20/2039	892	938
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-67, Class SA, IF, IO, 3.66%, 8/16/2039 (a)	171	12
Series 2009-72, Class SM, IF, IO, 3.86%, 8/16/2039 (a)	315	25
Series 2009-104, Class AB, 7.00%, 8/16/2039	112	114
Series 2009-106, Class AS, IF, IO, 4.01%, 11/16/2039 (a)	384	40
Series 2015-91, Class W, 5.24%, 5/20/2040 (a)	705	735
Series 2013-75, Class WA, 5.13%, 6/20/2040 (a)	360	372
Series 2011-137, Class WA, 5.60%, 7/20/2040 (a)	1,185	1,261
Series 2010-130, Class CP, 7.00%, 10/16/2040	240	261
Series 2010-157, Class OP, PO, 12/20/2040	567	482
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	5,058	5,011
Series 2011-100, Class MY, 4.00%, 7/20/2041	995	998
Series 2012-24, Class WA, 5.58%, 7/20/2041 (a)	1,833	1,922
Series 2013-26, Class AK, 4.68%, 9/20/2041 (a)	826	846
Series 2014-188, Class W, 4.55%, 10/20/2041 (a)	809	816
Series 2012-141, Class WA, 4.53%, 11/16/2041 (a)	2,609	2,641
Series 2012-141, Class WC, 3.71%, 1/20/2042 (a)	1,269	1,255
Series 2012-141, Class WB, 4.02%, 9/16/2042 (a)	1,881	1,886
Series 2012-138, Class PT, 3.97%, 11/16/2042 (a)	2,155	2,155
Series 2013-54, Class WA, 4.87%, 11/20/2042 (a)	1,333	1,368
Series 2017-99, Class PT, 6.02%, 8/20/2044 (a)	804	862
Series 2021-103, Class WA, 4.28%, 6/20/2045 (a)	4,095	4,115
Series 2019-31, Class HC, 3.50%, 5/20/2046	2,485	2,451
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,740	1,725
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	2,028	271
Series 2019-31, Class TS, IF, IO, 3.68%, 3/20/2049 (a)	19,815	1,645
Series 2019-111, IO, 5.00%, 4/20/2049	6,705	1,062
Series 2019-65, Class ST, IF, IO, 3.68%, 5/20/2049 (a)	9,246	916
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	4,288	494
Series 2019-112, Class GS, IF, IO, 3.70%, 9/20/2049 (a)	2,324	264
Series 2019-112, Class SG, IF, IO, 3.73%, 9/20/2049 (a)	3,184	322
Series 2019-152, Class SB, IF, IO, 1.00%, 12/20/2049 (a)	20,937	478
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	6,038	994
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	23,840	3,747
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	11,432	1,946
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	11,400	2,129
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	14,970	2,674
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	23,124	3,374
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	12,036	1,870
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	19,335	2,915
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	25,694	3,693
Series 2020-149, Class SH, IF, IO, 1.28%, 10/20/2050 (a)	23,499	1,026
Series 2020-149, Class TS, IF, IO, 1.28%, 10/20/2050 (a)	19,553	790
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	25,348	3,626
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	15,362	2,614
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	22,784	2,645
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	16,116	2,182
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	11,101	1,986
Series 2021-226, Class ZH, 3.00%, 12/20/2051	3,872	3,179
Series 2012-H24, Class FG, 2.23%, 4/20/2060 (a)	17	17
Series 2013-H03, Class FA, 2.10%, 8/20/2060 (a)	3	3
Series 2013-H05, Class FB, 2.20%, 2/20/2062 (a)	4	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H07, Class MA, 2.35%, 4/20/2062 (a)	7	7
Series 2012-H08, Class FC, 2.37%, 4/20/2062 (a)	1,471	1,464
Series 2013-H02, Class HF, 2.10%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 2.12%, 1/20/2063 (a)	1,383	1,373
Series 2013-H04, Class SA, 2.22%, 2/20/2063 (a)	1,506	1,490
Series 2013-H08, Class BF, 2.20%, 3/20/2063 (a)	676	670
Series 2013-H07, Class HA, 2.21%, 3/20/2063 (a)	2,010	1,994
Series 2013-H09, Class HA, 1.65%, 4/20/2063	33	31
Series 2015-H24, Class FA, 2.45%, 9/20/2065 (a)	1,587	1,578
Series 2016-H13, Class FT, 2.38%, 5/20/2066 (a)	754	751
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (a)	1,370	1,349
Series 2016-H13, Class FD, 3.30%, 5/20/2066 (a)	2,747	2,729
Series 2016-H16, Class FC, 3.16%, 7/20/2066 (a)	4,379	4,319
Series 2016-H23, Class F, 2.55%, 10/20/2066 (a)	1,500	1,496
Series 2016-H26, Class FC, 2.80%, 12/20/2066 (a)	1,037	1,040
Series 2017-H05, Class FC, 2.55%, 2/20/2067 (a)	1,049	1,045
Series 2017-H08, Class XI, IO, 1.89%, 3/20/2067 (a)	4,217	276
Series 2017-H11, Class XI, IO, 1.44%, 5/20/2067 (a)	11,040	671
Series 2017-H14, Class XI, IO, 1.23%, 6/20/2067 (a)	4,753	254
Series 2017-H14, Class AI, IO, 1.56%, 6/20/2067 (a)	5,408	403
Series 2020-H11, Class GI, IO, 3.34%, 7/20/2067 (a)	4,830	228
Series 2017-H16, Class F, 3.61%, 8/20/2067 (a)	2,803	2,758
Series 2017-H17, Class FQ, 0.50%, 9/20/2067 (a)	3,430	3,386
Series 2017-H25, Class HI, IO, 2.11%, 10/20/2067 (a)	18,803	574
Series 2018-H04, Class FE, 1.00%, 2/20/2068 (a)	1,217	1,183
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	263

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-H13, Class DF, 3.58%, 7/20/2068 (a)	3,581	3,515
Series 2018-H18, Class AI, IO, 0.48%, 9/20/2068 (a)	53,239	2,433
Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069 (a)	12,381	258
Series 2019-H14, Class IE, IO, 1.86%, 5/20/2069 (a)	37,518	426
Series 2019-H10, Class IB, IO, 2.10%, 5/20/2069 (a)	17,919	426
Series 2019-H12, Class JI, IO, 2.09%, 7/20/2069 (a)	16,379	451
Series 2019-H14, Class KI, IO, 2.32%, 7/20/2069 (a)	11,200	357
Series 2019-H15, Class IJ, IO, 2.30%, 8/20/2069 (a)	11,617	541
Series 2019-H18, Class CI, IO, 0.06%, 10/20/2069 (a)	23,711	1,533
Series 2019-H18, Class KI, IO, 2.40%, 11/20/2069 (a)	13,500	441
Series 2020-H02, Class DI, IO, 2.32%, 12/20/2069 (a)	15,032	567
Series 2020-H05, IO, 0.29%, 3/20/2070 (a)	22,398	1,430
Series 2020-H07, Class DI, IO, 0.72%, 4/20/2070 (a)	29,635	961
Series 2020-H09, Class IE, IO, 1.31%, 5/20/2070 (a)	9,758	403
Series 2020-H17, Class IJ, IO, 0.01%, 10/20/2070 (a)	12,001	462
Series 2020-H17, Class IK, IO, 0.18%, 10/20/2070 (a)	46,094	1,963
Series 2021-H01, Class AI, IO, 0.16%, 11/20/2070 (a)	86,907	3,646
Series 2020-H22, Class IH, IO, 0.01%, 12/20/2070 (a)	11,537	419
Series 2020-H22, Class JI, IO, 0.03%, 12/20/2070 (a)	126,072	4,067
Series 2021-H01, Class DI, IO, 0.69%, 12/20/2070 (a)	28,652	1,464
Series 2020-H21, Class FL, 3.05%, 12/20/2070 (a)	14,435	14,603
Series 2021-H02, Class IJ, IO, 0.04%, 1/20/2071 (a)	128,296	4,416
Series 2021-H02, Class HI, IO, 0.12%, 1/20/2071 (a)	51,719	1,321
Series 2021-H02, Class JI, IO, 1.28%, 1/20/2071 (a)	27,143	949
Series 2021-H02, Class IH, IO, 1.38%, 1/20/2071 (a)	19,074	676
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-H02, Class F, 3.08%, 1/20/2071 (a)	33,382	33,799
Series 2021-H02, Class TF, 3.08%, 1/20/2071 (a)	9,777	9,900
Series 2021-H03, Class IE, IO, 0.01%, 2/20/2071 ‡ (a)	9,608	215
Series 2021-H03, Class IP, IO, 0.01%, 2/20/2071 (a)	43,771	1,511
Series 2021-H05, Class IQ, IO, 0.01%, 2/20/2071 (a)	86,541	3,733
Series 2021-H03, Class PI, IO, 0.09%, 2/20/2071 (a)	33,512	968
Series 2021-H03, Class IN, IO, 1.24%, 2/20/2071 (a)	52,712	1,809
Series 2021-H03, Class NI, IO, 1.37%, 2/20/2071 (a)	29,073	1,000
Series 2021-H03, Class TI, IO, 1.44%, 2/20/2071 (a)	35,780	2,362
Series 2021-H03, Class LF, 3.08%, 2/20/2071 (a)	16,650	16,862
Series 2021-H05, Class QI, IO, 1.04%, 3/20/2071 (a)	117,165	3,331
Series 2021-H06, Class IA, IO, 1.08%, 3/20/2071 (a)	18,712	565
Series 2021-H06, Class LF, 3.56%, 3/20/2071 (a)	45,382	46,324
Series 2021-H06, Class QI, IO, 0.98%, 4/20/2071 (a)	42,457	1,102
Series 2021-H06, IO, 1.46%, 4/20/2071 (a)	79,032	3,445
Series 2021-H14, Class IY, IO, 0.75%, 9/20/2071 (a)	71,813	1,447
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	1,423	1,295
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	179	166
Series 2004-4, Class 1AF, 2.84%, 6/25/2034 (a) (c)	98	84
Series 2005-RP2, Class 1AF, 2.79%, 3/25/2035 (a) (c)	181	175
Series 2005-RP3, Class 1AS, IO, 1.87%, 9/25/2035 (a) (c)	551	16
Series 2005-RP3, Class 1AF, 2.79%, 9/25/2035 (a) (c)	1,213	1,043
Series 2006-RP2, Class 1AS2, IF, IO, 3.82%, 4/25/2036 ‡ (a) (c)	1,047	82
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	101	100
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-13, Class 1A1, 3.83%, 10/25/2033 (a)	24	24
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	5
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	132	125
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	159	159
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	72	69
Series 2005-5F, Class 8A3, 2.94%, 6/25/2035 (a)	26	25
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	300	290
Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	47	29
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,261	714
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (c) (d)	464	461
Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 3.78%, 1/25/2034 ‡ (a) (c)	3,095	3,044
Impac CMB Trust Series 2005-2, Class 2M1, 3.22%, 4/25/2035 ‡ (a)	46	42
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	223	212
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.01%, 3/25/2036 (a)	74	60
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 2.68%, 11/25/2033 (a)	93	91
Series 2006-A2, Class 5A3, 2.68%, 11/25/2033 (a)	168	164
Series 2004-A3, Class 4A1, 3.63%, 7/25/2034 (a)	7	6
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (a)	138	139
Series 2006-A3, Class 6A1, 3.75%, 8/25/2034 (a)	44	43
Series 2004-A4, Class 1A1, 3.97%, 9/25/2034 (a)	25	23
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	—	—
Series 2005-A1, Class 3A4, 3.04%, 2/25/2035 (a)	89	85
Series 2007-A1, Class 5A2, 2.49%, 7/25/2035 (a)	55	54
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (c) (d)	3,515	3,500
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (d)	4,124	4,021
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.92%, 4/25/2036 (a)	201	143
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	44	36
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	323	121
LHOME Mortgage Trust
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (c)	1,552	1,549
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (c)	4,805	4,634
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.86%, 4/21/2034 (a)	41	40
Series 2004-3, Class 4A2, 2.49%, 4/25/2034 (a)	28	26
Series 2004-4, Class 2A1, 1.93%, 5/25/2034 (a)	17	16
Series 2004-13, Class 3A7, 3.70%, 11/21/2034 (a)	196	187
Series 2004-15, Class 3A1, 2.44%, 12/25/2034 (a)	32	31
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3	2
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	110	105
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	41	39
Series 2004-1, Class 30, PO, 2/25/2034 ‡	34	24
Series 2004-3, Class 30, PO, 4/25/2034 ‡	81	58
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	39	6
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	88	85
Series 2004-5, Class 30, PO, 6/25/2034 ‡	98	71
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	25	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	39	5
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	377	355
Series 2004-7, Class 30, PO, 8/25/2034 ‡	21	16
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	97	12
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	806	123
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	37	35
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	45	39
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	265

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-1, Class 30, PO, 2/25/2034 ‡	5	4
Series 2004-3, PO, 3/25/2034 ‡	3	2
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.79%, 5/25/2035 (a) (c)	1,209	659
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	50	40
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 4.39%, 3/25/2028 (a)	38	36
Series 2003-E, Class A1, 3.06%, 10/25/2028 (a)	206	196
Series 2003-F, Class A1, 3.08%, 10/25/2028 (a)	275	262
Series 2004-D, Class A2, 4.29%, 9/25/2029 (a)	145	139
Series 2004-E, Class A2A, 2.09%, 11/25/2029 (a)	57	54
Series 2003-A5, Class 2A6, 3.17%, 8/25/2033 (a)	66	63
Series 2004-A4, Class A2, 3.45%, 8/25/2034 (a)	131	125
Series 2004-1, Class 2A1, 2.71%, 12/25/2034 (a)	109	105
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 3.00%, 7/25/2033 (a)	46	44
Series 2005-A1, Class 3A, 2.70%, 12/25/2034 (a)	19	20
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (c)	7,587	7,094
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	177	172
MortgageIT Trust Series 2005-5, Class A1, 2.96%, 12/25/2035 (a)	28	27
MRA Issuance Trust
Series 2021-EBO2, Class A, 4.26%, 4/1/2022 (a) (c)	14,633	14,276
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (a) (c)	18,400	17,837
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	184	163
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	23
Series 2003-A1, Class A1, 5.50%, 5/25/2033	5	5
Series 2003-A1, Class A2, 6.00%, 5/25/2033	14	13
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	118	114
Series 2005-4, Class 2, PO, 10/25/2035 ‡	52	30
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	11,284	10,788
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	5,294	5,027
Radnor RE Ltd. (Bermuda) Series 2021-1, Class M1B, 3.88%, 12/27/2033 ‡ (a) (c)	3,000	2,952
RALI Trust
Series 2002-QS16, Class A3, IF, 11.51%, 10/25/2017 (a)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—
Series 2003-QS12, Class A2A, IF, IO, 5.16%, 6/25/2018 ‡ (a)	—	—(e)
Series 2004-QA4, Class NB3, 3.46%, 9/25/2034 ‡ (a)	78	75(e)
Series 2004-QA6, Class NB2, 3.25%, 12/26/2034 (a)	41	38
Series 2005-QA6, Class A32, 4.30%, 5/25/2035 (a)	493	301
Series 2005-QA10, Class A31, 4.09%, 9/25/2035 (a)	60	44
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	114	96
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	93	88
Series 2004-IP2, Class 1A1, 2.85%, 12/25/2034 (a)	239	245
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	441	81
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	181	111
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	14,170	13,757
Series 2017-4, Class M60C, 3.50%, 6/25/2057	14,106	13,685
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	2,596	2,490
Series 2018-3, Class M55D, 4.00%, 8/25/2057 ‡ (a)	9,693	9,588
Series 2018-2, Class M55D, 4.00%, 11/25/2057	11,362	11,188
Series 2019-1, Class M55D, 4.00%, 7/25/2058	3,316	3,271
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	4,004	3,950
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,610	2,576
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,442	4,215
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	7,038	6,707
Series 2022-1, Class MBU, 3.25%, 11/25/2061 ‡	10,137	8,707
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 3.13%, 4/20/2033 (a)	154	144
Series 2004-8, Class A1, 3.07%, 9/20/2034 (a)	299	271
Series 2004-8, Class A2, 4.25%, 9/20/2034 (a)	250	243
Series 2004-9, Class A1, 3.05%, 10/20/2034 (a)	627	578
Series 2004-10, Class A1A, 2.99%, 11/20/2034 (a)	240	220
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 3.03%, 10/19/2034 (a)	302	288
Series 2005-AR5, Class A3, 2.87%, 7/19/2035 (a)	526	488
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 3.35%, 11/25/2033 (a)	53	53
Series 2003-37A, Class 2A, 2.58%, 12/25/2033 (a)	488	475
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 3.08%, 9/25/2043 (a)	22	21
Series 2004-1, Class II2A, 1.60%, 3/25/2044 (a)	16	16
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (d)	555	553
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (c) (d)	4,733	4,543
Series 2019-3, Class M2, 4.25%, 2/25/2059 ‡ (a) (c)	7,550	7,075
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	12,994	11,611
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	9,721
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (c)	3,042	3,029
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (a)	27,000	27,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	191	193
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	88	91
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	44	45
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	103	107
Series 1998-1, Class 2E, 7.00%, 3/15/2028	80	82
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	127	125
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	34	33
Series 2003-AR7, Class A7, 3.80%, 8/25/2033 (a)	130	123
Series 2003-AR8, Class A, 4.15%, 8/25/2033 (a)	97	95
Series 2003-AR9, Class 1A6, 3.19%, 9/25/2033 (a)	365	347
Series 2003-AR9, Class 2A, 4.02%, 9/25/2033 (a)	50	47
Series 2003-S9, Class P, PO, 10/25/2033 ‡	4	3
Series 2003-AR11, Class A6, 2.63%, 10/25/2033 (a)	242	230
Series 2003-S9, Class A8, 5.25%, 10/25/2033	242	237
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (a)	20	19
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (a)	134	127
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	289	284
Series 2006-AR10, Class 2P, 3.44%, 9/25/2036 ‡ (a)	29	28
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	33	31
Series 2005-2, Class 1A4, IF, IO, 2.61%, 4/25/2035 ‡ (a)	1,829	103
Series 2005-4, Class CB7, 5.50%, 6/25/2035	234	217
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	156	137
Series 2005-11, Class A4, IF, IO, 2.51%, 1/25/2036 ‡ (a)	2,649	149
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	136	137
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 3.02%, 10/25/2034 (a)	217	211
Series 2007-7, Class A7, 6.00%, 6/25/2037	92	79
Total Collateralized Mortgage Obligations (Cost $871,362)		790,160
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	267

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 12.3%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (c)	1,367	1,317
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 ‡ (c)	5,674	5,141
American Homes 4 Rent Trust
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (c)	4,085	4,061
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (c)	1,500	1,520
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (c)	1,570	1,557
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (c)	3,650	3,642
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (c)	3,172	3,220
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,324
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (c)	3,975	3,992
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (c)	3,100	3,093
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,260
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 ‡ (c)	310	285
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 ‡ (c)	4,200	3,872
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (c)	4,000	3,619
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (c)	200	181
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,118
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 ‡ (c)	7,269	7,048
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,690	3,684
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (c)	2,707	2,707
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,135	1,029
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (c)	11,500	10,599
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (d)	471	437
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-4, Class 1A5, 4.90%, 5/25/2033 ‡ (d)	266	259
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (d)	173	167
CoreVest American Finance Trust
Series 2017-2, Class M, 5.60%, 12/25/2027 ‡ (a) (c)	2,200	2,026
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (c)	4,724	4,307
Series 2019-3, Class XB, IO, 1.58%, 10/15/2052 (a) (c)	27,000	2,015
Series 2019-3, Class XA, IO, 2.22%, 10/15/2052 (a) (c)	13,753	606
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	1,794	1,710
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	4,132	3,680
Diamond Resorts Owner Trust
Series 2018-1, Class B, 4.19%, 1/21/2031 ‡ (c)	938	936
Series 2019-1A, Class A, 2.89%, 2/20/2032 (c)	1,730	1,693
Series 2019-1A, Class B, 3.53%, 2/20/2032 ‡ (c)	1,442	1,408
Series 2019-1A, Class C, 4.02%, 2/20/2032 ‡ (c)	1,417	1,374
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	5,246	4,866
Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (c)	2,803	2,602
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (c)	4,774	4,437
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,569	1,418
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (c)	606	590
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (c)	10,000	9,181
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 ‡ (c)	2,000	1,719
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (c)	10,040	9,242
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 ‡ (c)	4,235	3,814
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 ‡ (c)	3,000	2,690
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	9,800	8,714
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	11,250	10,109
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	11,000	9,568
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	8,600	7,966
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	11	11
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (a)	8,415	8,352
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (c)	86	85
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (c)	1,832	1,649
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (c)	257	242
Harvest SBA Loan Trust Series 2021-1, Class A, 3.85%, 4/25/2048 (a) (c)	4,825	4,783
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	775	746
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (c)	41	41
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	764	735
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (c)	643	608
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 (c)	19	19
Series 2016-2A, Class A, 3.75%, 9/20/2041 (c)	752	742
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (c)	491	476
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (c)	1,542	1,501
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (c)	1,542	1,519
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (c)	708	692
Series 2017-2A, Class A1, 3.28%, 9/20/2048 (c)	1,062	1,005
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 ‡ (c)	2,410	2,328
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	5,230	5,141
Series 2020-AA, Class B, 4.22%, 2/25/2039 ‡ (c)	2,288	2,234
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (c)	2,046	1,896
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,919	3,639
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,536	3,145
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.55%, 9/25/2026 ‡ (a) (c)	83	—
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 ‡ (a) (c)	4,157	94
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 ‡ (a) (c)	3,071	38
Series 2015-2, Class A, IO, 2.86%, 7/25/2041 ‡ (a) (c)	515	54
LFT CRE Ltd. Series 2021-FL1, Class C, 4.34%, 6/15/2039 ‡ (a) (c)	8,000	7,747
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 3.19%, 2/25/2034 ‡ (a)	319	303
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	35,090	239
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (c)	1,066	1,053
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 ‡ (c)	1,307	1,219
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡ (c)	872	819
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (c)	2,905	2,694
Series 2021-1WA, Class C, 1.94%, 1/22/2041 ‡ (c)	4,764	4,311
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 ‡ (d)	168	161
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (c)	6,152	5,522
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	4,530	4,265
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	11,182	10,111
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	11,313	10,299
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	8,588	7,905
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	4,986	4,700
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 ‡ (c)	2,378	2,268
Pagaya AI Technology in Housing Trust Series 2022-1, Class C, 4.25%, 8/25/2025 (c)	6,635	6,145
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	269

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	10,565	9,921
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c) (d)	6,705	6,389
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (c) (d)	3,840	3,604
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 ‡ (c) (d)	4,290	3,964
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (c)	4,000	3,495
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 ‡ (c)	3,458	2,996
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	9,000	8,184
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (c)	12,690	12,265
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (c)	1,325	1,277
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (c)	6,390	6,037
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 ‡ (c)	3,000	2,651
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (c)	9,550	8,308
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 ‡ (c)	6,775	5,831
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 ‡ (c)	6,000	5,161
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 ‡ (c)	4,555	4,256
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 ‡ (c)	6,840	6,361
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	479	150
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (c)	324	294
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	176	168
Repo Buyer Series 2019-PC, Zero Coupon, , 8/15/2024 ‡ (a)	5,499	5,342
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	3,080	2,983
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	621	609
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (d)	57	46
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035 ‡ (c)	191	187
Series 2019-1A, Class C, 3.77%, 1/20/2036 ‡ (c)	782	757
Series 2019-3A, Class B, 2.75%, 8/20/2036 ‡ (c)	2,382	2,271
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (c)	4,911	4,538
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (c)	3,119	2,877
Series 2022-2A, Class C, 6.36%, 6/20/2040 ‡ (c)	6,506	6,463
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	40	36
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	166	102
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 ‡ (c)	5,669	5,380
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (c) (d)	7,476	7,185
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (d)	4,261	4,048
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (c) (d)	9,932	9,172
vMobo, Inc., 7.46%, 7/18/2027	10,000	10,000
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (c) (d)	4,250	3,967
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (d)	3,151	2,935
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c) (d)	10,283	9,719
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (d)	11,414	10,857
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (c) (d)	4,757	4,513
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c) (d)	4,541	4,323
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (c) (d)	8,465	7,942
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	346	338
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	1,707	1,659
Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (c)	1,688	1,632
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (c)	1,946	1,939
Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (c)	3,122	2,969
Total Asset-Backed Securities (Cost $519,720)		491,440
Commercial Mortgage-Backed Securities — 10.2%
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (c)	10,000	9,525
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 3.21%, 12/18/2037 (a) (c)	7,054	6,983
Series 2021-FL4, Class B, 3.78%, 12/18/2037 ‡ (a) (c)	2,000	1,928
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (c)	2,500	2,055
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (c)	4,500	4,303
Series 2014-FRR8, Class A, 2.04%, 11/26/2047 (a) (c)	8,915	8,336
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	4,100	3,915
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 ‡ (a) (c)	3,575	3,222
BPR Trust Series 2021-KEN, Class A, 3.64%, 2/15/2029 (a) (c)	7,855	7,626
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.11%, 2/28/2025 ‡ (a) (c)	10,000	8,991
CCH II Series 2021-1 A, Class A, 5.13%, 12/15/2027 ‡ (c)	8,074	7,893
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (c)	1,500	1,484
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (c)	1,247	1,226
Series 2020-SBX, Class D, 2.40%, 1/10/2038 ‡ (a) (c)	4,000	3,513
Series 2013-CR9, Class XB, IO, 0.22%, 7/10/2045 ‡ (a) (c)	134,416	223
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,475
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,507
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,526
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	3,900	3,651
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,431
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	785	738
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	56,809	7,701
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 4.18%, 1/25/2051 (a) (c)	5,717	5,518
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ07, Class A2, 2.31%, 12/25/2022	1,308	1,303
Series KS01, Class A2, 2.52%, 1/25/2023	681	677
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	49,817	1,301
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	45,137	1,269
Series K065, Class AM, 3.33%, 5/25/2027	993	969
Series K740, Class XAM, IO, 1.20%, 10/25/2027 (a)	33,000	1,611
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	3,991
Series KW10, Class X1, IO, 0.76%, 9/25/2029 (a)	23	1
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (a)	53,095	3,752
Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (a)	18	2
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300	1,373
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,648
Series K142, Class A2, 2.40%, 3/25/2032	14,100	12,513
Series K146, Class A2, 2.92%, 6/25/2032	8,700	8,070
Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (a)	128,758	9,824
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 ‡ (a)	98,187	4,322
Series K145, Class A2, 2.58%, 6/25/2055	4,270	3,845
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	792	789
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	581	576
Series 2015-M7, Class A2, 2.59%, 12/25/2024	843	820
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	271

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (a)	1,628	1,598
Series 2015-M13, Class A2, 2.80%, 6/25/2025 (a)	2,221	2,156
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	1,454	1,382
Series 2018-M7, Class A2, 3.14%, 3/25/2028 (a)	4,245	4,104
Series 2018-M10, Class A1, 3.48%, 7/25/2028 (a)	531	528
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	9,515	8,606
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	4,235	4,188
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	918	824
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	5,216	496
Series 2020-M11, IO, 1.87%, 1/25/2029 (a)	78,654	6,970
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (a)	1,180	1,130
Series 2020-M39, Class X1, IO, 2.11%, 7/25/2030 (a)	49,700	5,238
Series 2020-M50, Class A1, 0.67%, 10/25/2030	210	192
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	115
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (a)	1,991	178
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	2,544	2,291
Series 2021-M4, Class A1, 0.96%, 2/25/2031	16,174	14,300
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900	15,856
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730	19,588
Series 2021-M6, Class A1, 1.53%, 3/25/2033 (a)	6,606	6,003
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000	4,276
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2,413	2,295
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (a)	13,574	1,510
Series 2019-M10, Class X, IO, 1.03%, 5/25/2049 (a)	64,305	3,771
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, Multi-Family REMIC Trust
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	17,600	14,700
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (a)	24,000	20,478
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (c)	2,050	1,907
Series 2019-K736, Class B, 3.88%, 7/25/2026 (a) (c)	6,500	6,233
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (c)	3,099	3,034
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (c)	1,830	1,780
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (c)	1,626	1,592
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (c)	3,790	3,704
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	4,095	3,978
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (c)	3,000	2,900
Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (c)	3,691	3,512
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (c)	5,545	5,342
Series 2015-K48, Class C, 3.77%, 8/25/2048 (a) (c)	6,175	5,905
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (c)	3,000	2,867
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	2,100	2,039
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	1,000	964
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (c)	1,902	1,806
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662	3,454
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240	1,168
Series 2018-K73, Class B, 3.99%, 2/25/2051 (a) (c)	1,150	1,092
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	1,075	1,026
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.09%, 12/27/2046 (a) (c)	13,390	12,831
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.45%, 6/12/2043 ‡ (a)	1,761	—
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,532
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 4.49%, 4/15/2038 ‡ (a) (c)	2,400	2,280
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,714
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (c)	7,000	6,241
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	3,200	3,200
PFP Ltd. (Cayman Islands) Series 2021-7, Class B, 3.79%, 4/14/2038 ‡ (a) (c)	7,100	6,717
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	2,123	2,092
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	3,500	2,966
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	95	95
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	850
Series 2012-C2, Class XA, IO, 0.81%, 5/10/2063 ‡ (a) (c)	1,876	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	53	52
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (c)	412	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 3.54%, 2/15/2040 (a) (c)	4,586	4,403
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.37%, 3/15/2045 ‡ (a) (c)	750	729
Total Commercial Mortgage-Backed Securities (Cost $431,898)		409,204
U.S. Treasury Obligations — 6.7%
U.S. Treasury Bonds
3.50%, 2/15/2039	37,000	37,916
4.63%, 2/15/2040	6,800	7,965
1.13%, 5/15/2040	20,000	13,613
3.88%, 8/15/2040	15,000	15,877
2.25%, 5/15/2041	10,000	8,155
2.38%, 2/15/2042	107,500	89,107
2.25%, 2/15/2052	25,000	19,969
U.S. Treasury Notes
1.88%, 2/15/2032	36,000	32,186
2.88%, 5/15/2032 (f)	45,000	43,861
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury STRIPS Bonds 7.76%, 11/15/2030 (g)	150	115
Total U.S. Treasury Obligations (Cost $299,846)		268,764
	SHARES (000)
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (h) (i) (Cost $141,431)	141,407	141,464
Total Short-Term Investments (Cost $141,431)		141,464
Total Investments — 101.4% (Cost $4,385,746)		4,067,609
Liabilities in Excess of Other Assets — (1.4)%		(54,665)
NET ASSETS — 100.0%		4,012,944

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	273

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2022.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2022.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of August 31, 2022.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2022.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	809	12/20/2022	USD	94,350	(759)
U.S. Treasury 10 Year Ultra Note	543	12/20/2022	USD	67,799	(708)
U.S. Treasury 5 Year Note	1,205	12/30/2022	USD	133,360	(642)
					(2,109)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 88.0%
Banks — 38.2%
Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	8,900	8,859
Banco Santander SA (Spain)
(USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (b) (c) (d) (e)	3,000	2,953
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (d)	7,600	5,810
Bank of America Corp.
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	8,879	8,740
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (b) (c) (d)	9,746	8,832
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.87%), 6.13%, 12/15/2025 (b) (c) (d)	1,700	1,570
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (b) (c) (d)	3,084	2,984
BNP Paribas SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d)	8,720	8,711
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (c) (d)	450	418
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	9,350	8,960
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)	9,411	8,258
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	6,450	6,603
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027 (b) (c) (d)	1,200	1,102
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (d)	800	628
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (d)	9,400	8,673
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (b) (c) (d)	1,200	1,159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
M&T Bank Corp. Series F, (ICE LIBOR USD 3 Month + 3.52%), 5.12%, 11/1/2026 (b) (c) (d)	2,080	1,927
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d)	2,200	2,067
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d)	570	559
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	10,309	8,330
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.00%, 5/15/2027 (b) (c) (d)	5,725	5,568
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (b) (c) (d)	6,045	5,954
Regions Financial Corp. Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 5.75%, 6/15/2025 (b) (c) (d)	390	393
Societe Generale SA (France) (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (d)	5,945	6,003
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d)	3,200	3,105
SVB Financial Group
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (b) (c) (d)	2,110	1,707
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026 (b) (c) (d)	8,030	6,403
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e)	14,200	11,657
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (b) (c) (d)	16,843	15,646
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	9,361	7,833
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	275

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (b) (c) (d)	3,000	2,670
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	15,244	13,434
		177,516
Capital Markets — 13.9%
Bank of New York Mellon Corp. (The)
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (b) (c) (d)	7,352	6,763
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	5,104	4,300
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	14,534	12,499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 5.00%, 6/1/2027 (b) (c) (d)	3,450	3,207
Credit Suisse Group AG (Switzerland)
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (d)	6,315	6,285
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (d)	2,700	2,647
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.38%), 9.75%, 12/31/2164 (a) (d)	2,250	2,273
Goldman Sachs Group, Inc. (The) Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (c) (d)	17,380	16,342
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (b) (c) (d)	580	567
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026 (b) (c) (d) (e)	10,500	9,674
		64,557
Consumer Finance — 7.9%
Ally Financial, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.87%), 4.70%, 5/15/2026 (b) (c) (d)	9,860	8,134
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	16,630	14,281
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	14,312	12,155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Discover Financial Services
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.78%), 6.13%, 6/23/2025 (b) (c) (d)	190	192
Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (b) (c) (d)	2,490	2,146
		36,908
Diversified Financial Services — 0.3%
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (b) (c) (d)	200	195
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 6.13%, 9/15/2023 (b) (c) (d)	1,100	1,071
		1,266
Electric Utilities — 3.2%
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024 (b) (c) (d)	2,000	1,885
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	11,097	11,207
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	2,103	1,947
		15,039
Insurance — 9.3%
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (d)	6,290	5,960
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (a) (d)	8,715	8,417
Markel Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (b) (c) (d)	8,620	8,579
MetLife, Inc.
9.25%, 4/8/2038 (a)	6,500	7,755
10.75%, 8/1/2039	270	367
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (d)	5,830	5,808
SEE NOTES TO FINANCIAL STATEMENTS.

276	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	1,580	1,560
Zurich Insurance Co. Ltd. (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.27%), 5.12%, 6/1/2048 (d) (e)	4,970	4,809
		43,255
Media — 1.7%
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (d)	8,480	7,801
Multi-Utilities — 3.5%
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (b) (c) (d)	200	186
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	2,120	1,945
Dominion Energy, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (b) (c) (d)	10,813	9,948
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (d)	4,850	4,075
		16,154
Oil, Gas & Consumable Fuels — 5.5%
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	6,290	5,754
Enbridge, Inc. (Canada)
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077 (d)	3,531	3,231
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	7,990	7,504
Transcanada Trust (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (d)	2,390	2,345
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	7,500	6,949
		25,783
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (d)	3,320	3,007
Air Lease Corp. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 4.65%, 6/15/2026 (b) (c) (d)	4,410	3,834
		6,841
Wireless Telecommunication Services — 3.0%
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (d)	9,750	8,895
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)	5,180	5,347
		14,242
Total Corporate Bonds (Cost $417,021)		409,362
	SHARES (000)
Preferred Stocks — 7.0%
Banks — 2.7%
First Republic Bank
Series J, 4.70, 12/31/2024 ($25 par value) (f)	20	403
Series N, 4.50, 12/31/2026 ($25 par value) (f)	180	3,423
KeyCorp (H15T5Y + 3.13%), 6.20%, ($25 par value) (d) (f)	350	8,743
		12,569
Capital Markets — 4.3%
Morgan Stanley Series P, 6.50%, 10/15/2027 ($25 par value) (f)	756	19,729
Total Preferred Stocks (Cost $32,204)		32,298
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	277

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan Prime Money Market Fund Class IM Shares, 2.30% (g) (h) (Cost $24,153)	24,147	24,157
Total Short-Term Investments (Cost $24,153)		24,157
Total Investments — 100.2% (Cost $473,378)		465,817
Liabilities in Excess of Other Assets — (0.2)%		(741)
NET ASSETS — 100.0%		465,076

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2022.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

278	August 31, 2022

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.9%
Aerospace & Defense — 0.7%
Boeing Co. (The)
1.43%, 2/4/2024	20,280	19,442
4.88%, 5/1/2025	29,594	29,677
Leidos, Inc. 2.95%, 5/15/2023	4,150	4,111
		53,230
Automobiles — 1.4%
General Motors Co.
4.88%, 10/2/2023	2,275	2,286
6.13%, 10/1/2025	18,140	18,671
Hyundai Capital America
2.85%, 11/1/2022 (a)	7,987	7,974
2.38%, 2/10/2023 (a)	7,302	7,245
5.75%, 4/6/2023 (a)	7,500	7,560
1.80%, 10/15/2025 (a)	8,440	7,658
1.30%, 1/8/2026 (a)	5,075	4,492
3.00%, 2/10/2027 (a)	5,806	5,301
Mercedes-Benz Finance North America LLC (Germany)
0.75%, 3/1/2024 (a)	20,000	19,013
2.70%, 6/14/2024 (a)	6,150	5,989
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	15,360	13,022
Volkswagen Group of America Finance LLC (Germany)
3.13%, 5/12/2023 (a)	2,359	2,347
4.25%, 11/13/2023 (a)	7,520	7,512
		109,070
Banks — 15.5%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	9,065
AIB Group plc (Ireland)
4.75%, 10/12/2023 (a)	11,415	11,320
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	14,086
Australia & New Zealand Banking Group Ltd. (Australia) 4.50%, 3/19/2024 (a)	1,000	1,000
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	20,472
Banco Santander SA (Spain)
2.71%, 6/27/2024	15,000	14,576
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	21,200	20,519
2.75%, 5/28/2025	4,400	4,138
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
5.15%, 8/18/2025	8,400	8,360
5.18%, 11/19/2025	8,200	8,121
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	25,285	25,192
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	16,264	15,759
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	13,480	13,408
(SOFR + 0.69%), 2.99%, 4/22/2025 (b)	23,670	23,264
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	14,030
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	12,832
Bank of Nova Scotia (The) (Canada) 1.95%, 2/1/2023	2,285	2,270
Banque Federative du Credit Mutuel SA (France)
2.13%, 11/21/2022 (a)	11,835	11,808
3.75%, 7/20/2023 (a)	1,480	1,478
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	13,837
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	12,500	12,219
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	22,689	22,007
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	17,100	17,057
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	8,482
Canadian Imperial Bank of Commerce (Canada) 0.95%, 6/23/2023	4,480	4,375
Citigroup, Inc.
2.70%, 10/27/2022	2,500	2,499
(SOFR + 0.69%), 0.78%, 10/30/2024 (b)	12,175	11,676
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	45,000	44,102
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,189
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	12,115
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	9,375
Credit Agricole SA (France)
3.75%, 4/24/2023 (a)	8,885	8,869
4.38%, 3/17/2025 (a)	29,887	29,302
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,096
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	279

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	18,115	17,924
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	16,951
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	13,338
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	4,430	4,158
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	6,364	6,343
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	25,530	24,491
(SOFR + 0.58%), 1.16%, 11/22/2024 (b)	14,555	13,894
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	7,325	6,828
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	15,272	13,906
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,012
ING Groep NV (Netherlands) 4.10%, 10/2/2023	16,770	16,758
Lloyds Banking Group plc (United Kingdom)
4.05%, 8/16/2023	15,000	14,977
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	25,124	25,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (b)	14,735	14,316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	5,731
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	21,093
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	4,272	4,266
3.41%, 3/7/2024	2,970	2,938
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	8,340	8,041
2.19%, 2/25/2025	13,695	12,979
1.41%, 7/17/2025	5,310	4,874
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,160	25,350
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	41,100	40,927
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Mizuho Financial Group, Inc. (Japan)
2.60%, 9/11/2022	536	536
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	21,195	20,586
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	6,315	6,075
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	15,727
National Bank of Canada (Canada)
2.15%, 10/7/2022 (a)	3,890	3,887
2.10%, 2/1/2023	2,560	2,539
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	7,780	7,736
4.80%, 4/5/2026	13,000	12,928
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022 (a)	15,000	15,006
2.38%, 5/21/2023 (a)	6,015	5,935
0.80%, 8/12/2024 (a)	12,455	11,590
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	870	870
3.75%, 8/30/2023 (a)	1,115	1,111
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	15,360	14,370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,061
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	2,850	2,841
5.00%, 1/17/2024 (a)	14,000	14,005
3.88%, 3/28/2024 (a)	9,650	9,507
2.63%, 10/16/2024 (a)	17,970	17,203
2.63%, 1/22/2025 (a)	3,500	3,298
4.25%, 4/14/2025 (a)	13,088	12,815
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	8,500	7,862
4.25%, 8/19/2026 (a)	4,941	4,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,782
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	2,110	2,114
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	12,805	12,738
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	24,444	23,102
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025 (a) (b)	8,000	7,808
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	30,250	30,087
1.47%, 7/8/2025	20,905	19,212
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.85%, 3/25/2024 (a)	25,935	24,556
0.80%, 9/16/2024 (a)	21,271	19,755
Svenska Handelsbanken AB (Sweden) 0.63%, 6/30/2023 (a)	3,350	3,263
UniCredit SpA (Italy)
7.83%, 12/4/2023 (a)	10,000	10,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	2,120	1,853
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	51,246	50,208
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	600	573
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	4,065	3,805
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	19,975	19,840
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	13,922
		1,217,066
Beverages — 0.0% ^
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	1,735	1,720
Biotechnology — 0.1%
AbbVie, Inc. 2.60%, 11/21/2024	5,500	5,315
Capital Markets — 5.6%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	4,755	4,630
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	5,550	5,523
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	10,585	10,419
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	27,757
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	13,115	11,036
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	18,255	17,606
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	5,000	4,666
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	13,700	12,077
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	11,165	9,485
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (b)	18,000	17,853
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	51,280	50,272
(SOFR + 0.49%), 0.92%, 10/21/2024 (b)	31,140	29,805
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	39,500	37,958
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	12,330
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	8,685	8,524
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (b)	10,500	10,469
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	13,785
Morgan Stanley
(SOFR + 0.47%), 0.56%, 11/10/2023 (b)	10,649	10,570
(SOFR + 0.46%), 0.53%, 1/25/2024 (b)	40,595	39,969
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	46,955	44,536
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	4,805	4,513
(SOFR + 1.67%), 4.68%, 7/17/2026 (b)	3,205	3,209
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	13,321	11,796
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	7,935
1.65%, 7/14/2026	20,765	18,272
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b)	8,160	7,908
4.13%, 9/24/2025 (a)	10,350	10,237
		443,140
Chemicals — 0.1%
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	6,020	5,416
Construction & Engineering — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	15,154
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,500	3,485
1.65%, 10/29/2024	22,295	20,630
6.50%, 7/15/2025	12,660	12,964
4.45%, 10/1/2025	4,295	4,158
1.75%, 1/30/2026	8,260	7,281
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	7,100	6,961
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	281

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
3.95%, 7/1/2024 (a)	8,000	7,639
5.50%, 1/15/2026 (a)	16,775	16,175
Capital One Financial Corp.
2.60%, 5/11/2023	6,365	6,318
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	35,640	34,181
General Motors Financial Co., Inc.
1.05%, 3/8/2024	6,435	6,107
3.95%, 4/13/2024	8,000	7,937
2.90%, 2/26/2025	9,675	9,234
4.35%, 4/9/2025	10,000	9,857
		152,927
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	21,754	20,626
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	1,000	994
		21,620
Electric Utilities — 0.4%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,085
American Electric Power Co., Inc. 2.03%, 3/15/2024	9,670	9,366
Edison International 2.95%, 3/15/2023	7,680	7,653
Entergy Corp. 0.90%, 9/15/2025	2,915	2,617
Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	11,570
		35,291
Entertainment — 0.2%
Magallanes, Inc. 3.76%, 3/15/2027 (a)	15,000	14,011
Equity Real Estate Investment Trusts (REITs) — 0.0% ^
American Tower Corp. 3.00%, 6/15/2023	3,140	3,112
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
0.63%, 2/10/2023 (a)	6,640	6,540
0.80%, 2/10/2024 (a)	15,035	14,299
		20,839
Food Products — 0.0% ^
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	996
Gas Utilities — 0.7%
Atmos Energy Corp. 0.63%, 3/9/2023	6,975	6,853
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	22,550	22,216
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 2.33%, 3/11/2023 (b)	6,404	6,404
Southern California Gas Co. (ICE LIBOR USD 3 Month + 0.35%), 2.09%, 9/14/2023 (b)	12,565	12,503
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	6,210	6,052
		54,028
Health Care Providers & Services — 0.5%
AmerisourceBergen Corp. 0.74%, 3/15/2023	4,182	4,119
Cigna Corp. 3.75%, 7/15/2023	720	720
Humana, Inc. 0.65%, 8/3/2023	36,025	34,966
		39,805
Independent Power and Renewable Electricity Producers — 0.5%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	32,710	31,080
Constellation Energy Generation LLC 3.25%, 6/1/2025	4,675	4,537
		35,617
Insurance — 1.3%
Athene Global Funding
1.20%, 10/13/2023 (a)	14,000	13,459
0.95%, 1/8/2024 (a)	7,650	7,279
2.75%, 6/25/2024 (a)	2,970	2,851
0.91%, 8/19/2024 (a)	29,420	27,153
2.50%, 1/14/2025 (a)	3,165	2,973
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	11,884
F&G Global Funding 1.75%, 6/30/2026 (a)	11,240	10,027
Jackson National Life Global Funding 3.25%, 1/30/2024 (a)	14,750	14,501
Metropolitan Life Global Funding I 3.00%, 1/10/2023 (a)	5,600	5,593
Pricoa Global Funding I 3.45%, 9/1/2023 (a)	466	464
Protective Life Global Funding 1.08%, 6/9/2023 (a)	2,735	2,675
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	3,770	3,741
3.85%, 9/19/2023 (a)	1,388	1,386
		103,986
IT Services — 0.2%
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,188
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	5,520	5,033
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multiline Retail — 0.0% ^
Nordstrom, Inc. 2.30%, 4/8/2024	2,350	2,207
Multi-Utilities — 0.4%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 2.36%, 9/15/2023 (b)	21,235	21,158
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,013
		28,171
Oil, Gas & Consumable Fuels — 0.3%
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	9,850	9,597
2.60%, 10/15/2025 (a)	12,825	11,800
		21,397
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 2.75%, 2/15/2023	1,500	1,496
Royalty Pharma plc 0.75%, 9/2/2023	7,384	7,114
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	3,437	3,391
		12,001
Road & Rail — 0.5%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	8,509
Triton Container International Ltd. (Bermuda)
0.80%, 8/1/2023 (a)	25,515	24,501
1.15%, 6/7/2024 (a)	3,135	2,913
2.05%, 4/15/2026 (a)	6,560	5,774
		41,697
Semiconductors & Semiconductor Equipment — 0.4%
Microchip Technology, Inc.
0.97%, 2/15/2024	21,060	20,049
4.25%, 9/1/2025	7,850	7,766
		27,815
Software — 0.1%
VMware, Inc. 1.00%, 8/15/2024	11,550	10,823
Specialty Retail — 0.0% ^
O'Reilly Automotive, Inc. 3.80%, 9/1/2022	725	725
Thrifts & Mortgage Finance — 1.1%
BPCE SA (France)
4.00%, 9/12/2023 (a)	18,985	18,874
5.70%, 10/22/2023 (a)	13,600	13,682
4.63%, 7/11/2024 (a)	10,774	10,634
5.15%, 7/21/2024 (a)	15,685	15,600
2.38%, 1/14/2025 (a)	6,000	5,648
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thrifts & Mortgage Finance — continued
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	10,680	9,498
Nationwide Building Society (United Kingdom)
0.55%, 1/22/2024 (a)	5,085	4,821
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	6,285	6,255
4.00%, 9/14/2026 (a)	5,000	4,726
		89,738
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	2,700	2,638
3.22%, 9/6/2026	11,060	10,332
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	4,925	4,385
		17,355
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.25%, 1/15/2023	3,095	3,072
2.75%, 1/15/2023	6,305	6,270
4.25%, 9/15/2024	2,500	2,471
2.88%, 1/15/2026	14,240	13,136
1.88%, 8/15/2026	19,605	17,150
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	4,330	4,239
4.88%, 10/1/2025 (a)	2,619	2,498
1.95%, 1/30/2026 (a)	13,100	11,302
		60,138
Total Corporate Bonds (Cost $2,813,632)		2,661,631
Asset-Backed Securities — 27.0%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	7,360	7,241
ACC Trust
Series 2022-1, Class A, 1.19%, 9/20/2024 (a)	1,021	1,011
Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	5,503	5,327
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,731	1,614
ACM Auto Trust Series 2022-1A, Class B, 4.47%, 4/20/2029 (a)	15,312	15,212
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	3,123	2,750
American Credit Acceptance Receivables Trust
Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	8,765	8,752
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	3,850	3,840
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	283

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	9,150	9,083
Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	4,000	4,011
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	9,302	9,229
Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	6,579	6,484
Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	4,790	4,585
Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	3,291	3,230
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	8,750	8,335
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	10,749	10,514
Series 2021-4, Class C, 1.32%, 2/14/2028 (a)	29,750	28,473
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,599	3,569
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,183
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 ‡ (a)	9,780	8,960
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	4,130	3,797
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	11,411
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	8,000	7,266
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,867	3,413
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 ‡ (a)	19,289	16,831
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,422	1,242
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026 (a)	9,568	9,224
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	380	378
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	2,692	2,583
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	2,678	2,479
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,741	1,654
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 3.74%, 11/15/2036 (a) (c)	3,425	3,337
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	4,500	4,010
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.53%, 6/25/2043 ‡ (c)	125	117
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	8,417	7,983
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,101	1,079
BRSP Ltd. Series 2021-FL1, Class A, 3.52%, 8/19/2038 (a) (c)	6,000	5,848
BSPRT Issuer Ltd. (Cayman Islands)
Series 2022-FL8, Class A, 3.38%, 2/15/2037 (a) (c)	16,150	15,669
Series 2021-FL7, Class B, 4.44%, 12/15/2038 ‡ (a) (c)	7,025	6,707
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	3,950	3,694
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	20,355	18,311
Canadian Pacer Auto Receivables Trust (Canada) Series 2020-1A, Class A4, 1.89%, 3/19/2025 (a)	6,067	5,916
Carnow Auto Receivables Trust Series 2019-1A, Class C, 3.36%, 6/17/2024 (a)	321	321
CarNow Auto Receivables Trust
Series 2020-1A, Class C, 3.84%, 9/16/2024 (a)	1,402	1,397
Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	485	485
Series 2021-2A, Class B, 1.30%, 1/15/2026 (a)	13,364	13,050
Carvana Auto Receivables Trust
Series 2020-N1A, Class C, 2.45%, 6/16/2025 (a)	9,250	9,184
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	10,600	10,389
Series 2021-N4, Class B, 1.24%, 9/11/2028	8,641	8,446
Series 2021-N4, Class C, 1.72%, 9/11/2028	6,494	6,233
CIFC Funding Ltd. (Cayman Islands) Series 2017-1A, Class AR, 3.74%, 4/23/2029 (a) (c)	3,508	3,462
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026 ‡ (a)	809	809
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	4,480	4,227
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	3,545	3,187
Series 2021-1, Class A, 1.57%, 4/15/2053 (a)	12,063	10,744
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	3,056	2,740
CPS Auto Receivables Trust
Series 2017-D, Class E, 5.30%, 6/17/2024 (a)	734	734
SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-A, Class D, 4.35%, 12/16/2024 (a)	3,505	3,508
Series 2019-B, Class D, 3.69%, 3/17/2025 (a)	714	714
Series 2021-C, Class B, 0.84%, 7/15/2025 (a)	16,661	16,419
Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	13,470	13,348
Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	1,000	993
Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	1,339	1,338
Series 2020-B, Class D, 4.75%, 4/15/2026 (a)	6,403	6,395
Series 2020-C, Class C, 1.71%, 8/17/2026 (a)	2,970	2,951
Series 2021-A, Class C, 0.83%, 9/15/2026 (a)	8,000	7,858
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	17,250	16,786
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	7,138	6,855
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	13,514	12,775
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	9,722	9,115
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	8,068
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,036
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	4,250	4,231
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	13,509	13,333
Series 2020-2A, Class B, 1.93%, 9/17/2029 (a)	9,300	9,002
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	3,000	2,931
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	7,371	7,014
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	24,545	23,552
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	2,330	2,217
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,272
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	11,538	10,872
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,392
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	3,205	3,124
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	2,839	2,808
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.34%, 10/25/2034 (c)	119	115
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	11,667	10,384
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	7,689	7,391
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	3,065	3,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	2,670	2,477
Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (a)	614	570
Drive Auto Receivables Trust
Series 2018-2, Class D, 4.14%, 8/15/2024	181	181
Series 2018-4, Class D, 4.09%, 1/15/2026	557	558
Series 2020-1, Class C, 2.36%, 3/16/2026	1,087	1,085
Series 2019-4, Class D, 2.70%, 2/16/2027	7,115	7,038
Series 2020-1, Class D, 2.70%, 5/17/2027	13,200	13,001
Series 2021-2, Class C, 0.87%, 10/15/2027	2,875	2,769
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 3.69%, 7/18/2030 (a) (c)	737	727
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	4,112	4,112
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	7,863	7,831
Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	9,356	9,286
Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	1,500	1,477
Series 2021-3A, Class B, 0.58%, 11/17/2025 (a)	14,619	14,108
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	9,660	9,445
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	11,250	11,150
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	1,445	1,406
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	9,210	8,853
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	3,250	3,030
Series 2021-2A, Class B, 0.81%, 1/15/2027 (a)	1,083	1,054
Series 2021-2A, Class C, 1.10%, 2/16/2027 (a)	4,433	4,209
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	12,495	11,790
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	8,760
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	6,549	6,095
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	966	875
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (a)	1,322	1,195
Encina Equipment Finance LLC Series 2021-1A, Class A2, 0.74%, 12/15/2026 (a)	7,726	7,554
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	285

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	3,606	3,607
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	9,300	9,332
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	2,536	2,536
Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	13,021	12,961
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	6,294	6,280
Series 2020-3A, Class C, 1.32%, 7/15/2025	3,010	2,980
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	12,865	12,706
Series 2021-1A, Class C, 0.74%, 1/15/2026	7,500	7,346
Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	8,125	8,100
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,075	5,075
Series 2021-2A, Class C, 0.98%, 6/15/2026	3,913	3,766
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	9,000	8,862
Series 2021-3A, Class C, 0.96%, 10/15/2026	30,673	29,259
Series 2021-4A, Class C, 1.46%, 10/15/2027	10,117	9,542
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	5,111	4,987
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	14,809	14,130
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	6,483	6,221
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	1	1
First Investors Auto Owner Trust
Series 2018-2A, Class D, 4.28%, 1/15/2025 (a)	1,500	1,500
Series 2020-1A, Class C, 2.55%, 2/17/2026 (a)	2,000	1,987
Series 2021-1A, Class B, 0.89%, 3/15/2027 (a)	2,500	2,400
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,968	5,518
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 ‡ (a)	2,307	2,131
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,878	6,316
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,478	5,743
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 ‡ (a)	10,000	8,840
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (a)	13,000	11,355
Flagship Credit Auto Trust
Series 2017-4, Class E, 5.02%, 2/17/2025 (a)	11,250	11,253
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,750	3,716
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	4,714	4,689
Series 2019-3, Class C, 2.74%, 10/15/2025 (a)	12,000	11,900
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	13,300	13,169
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	1,400	1,372
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	5,000	5,018
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	8,335	8,018
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,421
Series 2021-1, Class B, 0.68%, 2/16/2027 (a)	7,330	7,105
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	1,090	1,047
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	10,600	10,029
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	14,993
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,590
Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.87%, 3/15/2024	90	90
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	3,719	3,637
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	14,723	13,427
FREED ABS Trust
Series 2019-2, Class C, 4.86%, 11/18/2026 ‡ (a)	2,298	2,298
Series 2021-3FP, Class A, 0.62%, 11/20/2028 (a)	412	411
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	4,465	4,449
FRTKL Series 2021-SFR1, Class B, 1.72%, 9/17/2038 ‡ (a)	4,960	4,353
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 3.73%, 7/24/2030 (a) (c)	6,000	5,924
GLS Auto Receivables Issuer Trust
Series 2019-3A, Class B, 2.72%, 6/17/2024 (a)	115	115
Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	7,616	7,616
Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	6,281	6,264
Series 2020-3A, Class C, 1.92%, 5/15/2025 (a)	14,380	14,260
Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	13,300	13,161
Series 2020-2A, Class B, 3.16%, 6/16/2025 (a)	6,401	6,377
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-4A, Class C, 1.14%, 11/17/2025 (a)	5,445	5,340
Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	5,250	5,201
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	8,127	7,585
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	9,250	8,843
GLS Auto Receivables Trust Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	129	129
GM Financial Automobile Leasing Trust Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	1,993
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	20,274	18,971
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	369	353
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,433	1,280
KREF Ltd. Series 2021-FL2, Class A, 3.45%, 2/15/2039 (a) (c)	7,187	6,918
LCM LP (Cayman Islands) Series 14A, Class AR, 3.75%, 7/20/2031 (a) (c)	15,255	15,000
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	22,210	21,523
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (a)	4,437	4,404
Series 2021-B, Class A, 1.11%, 2/15/2029 (a)	9,195	9,029
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	32,958	32,385
Lendmark Funding Trust Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,138
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	8,621	8,291
LMREC LLC Series 2021-CRE4, Class A, 3.48%, 4/22/2037 (a) (c)	13,614	13,274
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 3.79%, 7/25/2031 (a) (c)	1,000	981
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	7,037	6,936
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	4,900	4,750
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	13,746
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	20,882	19,781
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	26,014	25,113
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-A, Class A, 6.92%, 9/15/2027 (a)	3,616	3,569
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.69%, 3/25/2033 ‡ (c)	174	166
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	1,819	1,683
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 3.43%, 10/15/2029 (a) (c)	13,072	12,882
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,576
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	15,556	14,891
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	7,740	7,587
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	5,406	5,100
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	1,428	1,291
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	14,809	13,481
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	7,761	7,145
Octane Receivables Trust
Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	4,909	4,899
Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	2,580	2,550
Series 2020-1A, Class B, 1.98%, 6/20/2025 ‡ (a)	734	709
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	3,611	3,474
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	8,950	8,906
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	8,132	7,583
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	10,937	10,695
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	6,897	6,531
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	10,743	10,431
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 3.38%, 4/15/2030 (a) (c)	11,890	11,718
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	287

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pawnee Equipment Receivables LLC, Class C, 2.24%, 2/17/2026 (a)	3,000	2,873
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	3,866	3,706
Series 2021-1, Class B, 1.82%, 7/15/2027 ‡ (a)	5,934	5,418
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	6,691	6,634
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (d)	12,759	11,461
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	12,596	11,853
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (d)	12,691	11,892
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (d)	7,059	6,727
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (d)	9,197	8,631
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 ‡ (a)	667	594
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	1,800	1,572
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,279	6,456
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 ‡ (a)	17,500	15,412
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	4,650	4,005
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,210	5,786
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	14,957	13,569
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	7,592	7,233
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	2,984	2,960
Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,385
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	1,562	1,563
Series 2021-2, Class C, 0.90%, 6/15/2026	8,100	7,889
Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,540
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	5,753
Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,670
Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	13,949
Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,332
Series 2021-3, Class C, 0.95%, 9/15/2027	19,038	18,368
Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,555
Santander Retail Auto Lease Trust Series 2021-B, Class A3, 0.51%, 8/20/2024 (a)	4,500	4,342
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035 (a)	425	418
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	631	602
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	349	328
Series 2020-2A, Class B, 2.32%, 7/20/2037 ‡ (a)	1,367	1,299
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	2,041	1,913
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (a)	1,255	1,160
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (a)	1,116	1,029
Series 2022-2A, Class B, 5.04%, 6/20/2040 ‡ (a)	1,636	1,626
Series 2022-2A, Class C, 6.36%, 6/20/2040 ‡ (a)	1,636	1,625
Skopos Auto Receivables Trust
Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	312	311
Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	3,960	3,887
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 (a)	9,200	8,550
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 3.51%, 12/29/2029 (a) (c)	13,183	12,950
Symphony CLO Ltd. (Cayman Islands) Series 2018-19A, Class A, 3.70%, 4/16/2031 (a) (c)	2,824	2,771
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 3.48%, 10/13/2032 (a) (c)	13,990	13,706
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	3,039	2,967
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	15,500	15,549
Tricon Residential Trust Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,798	1,624
SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	1,731	1,631
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	4,434	4,174
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	3,152	2,961
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	7,094	6,530
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	17,083	16,335
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (a)	959	957
Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	2,671	2,648
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	3,557	3,478
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	8,271	8,024
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	11,671	11,220
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	18,527	17,772
Series 2021-5, Class B, 2.49%, 11/20/2031 ‡ (a)	3,025	2,728
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	9,187	9,154
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	3,493	3,473
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	3,963	3,944
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (d)	1,755	1,687
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (d)	2,895	2,751
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (d)	3,902	3,645
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (d)	9,963	9,317
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	5,806	5,689
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	3,637	3,573
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (d)	5,345	4,989
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	15,139	14,135
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (d)	15,365	14,494
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (d)	7,488	6,974
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	16,024	15,145
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	15,716	14,949
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (d)	8,123	7,706
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (d)	13,768	13,109
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (a) (d)	14,281	13,398
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	10,262	9,727
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,169	1,145
Westlake Automobile Receivables Trust
Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	19,850	19,718
Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	4,167	4,161
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	9,030	8,918
Series 2020-1A, Class C, 2.52%, 4/15/2025 (a)	15,367	15,307
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	17,575	17,300
Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	2,500	2,472
Series 2020-3A, Class C, 1.24%, 11/17/2025 (a)	5,000	4,865
Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	19,100	18,766
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	5,500	5,272
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	22,136	20,870
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	22,380	21,138
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	8,859
World Omni Auto Receivables Trust Series 2019-A, Class A3, 3.04%, 5/15/2024	216	216
Total Asset-Backed Securities (Cost $2,215,074)		2,116,974
U.S. Treasury Obligations — 15.5%
U.S. Treasury Notes
0.13%, 4/30/2023	75,030	73,456
0.50%, 11/30/2023	8,360	8,059
0.13%, 12/15/2023	115	110
3.25%, 8/31/2024	534,985	532,686
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	289

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.75%, 3/15/2025	41,255	39,531
2.75%, 5/15/2025	80,745	79,190
3.00%, 7/15/2025	295,008	291,067
3.13%, 8/15/2025	191,875	189,941
Total U.S. Treasury Obligations (Cost $1,224,191)		1,214,040
Collateralized Mortgage Obligations — 9.8%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	7	7
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	1,678	1,584
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (c)	11,384	10,896
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.15%, 10/25/2033 (c)	15	14
Cascade Funding Mortgage Trust Series 2021-HB6, Class A, 0.90%, 6/25/2036 (a) (c)	13,965	13,327
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (c)	2,852	2,810
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (c)	6,184	6,049
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	2,000	1,890
Series 2021-HB7, Class A, 1.15%, 10/27/2031 (a) (c)	7,079	6,907
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	4	4
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (c)	123	114
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 2.93%, 10/25/2041 ‡ (a) (c)	607	605
Series 2022-R02, Class 2M2, 5.18%, 1/25/2042 ‡ (a) (c)	1,775	1,704
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	20
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 12/25/2014 (c)	436	149
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	10,337	9,764
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	9	9
Series 56, Class Z, 7.50%, 9/20/2026	14	15
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2, 4.14%, 1/25/2050 (a) (c)	1,216	1,207
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 2.44%, 10/25/2032 (a) (c)	3,445	3,435
Series 2021-DNA2, Class M1, 2.98%, 8/25/2033 (a) (c)	1,286	1,282
FHLMC, REMIC
Series 1424, Class F, 1.10%, 11/15/2022 (c)	—	—
Series 1480, Class LZ, 7.50%, 3/15/2023	1	1
Series 3784, Class F, 2.79%, 7/15/2023 (c)	73	74
Series 3784, Class S, IF, IO, 4.21%, 7/15/2023 (c)	79	1
Series 3229, Class AF, 2.64%, 8/15/2023 (c)	45	44
Series 1560, Class Z, 7.00%, 8/15/2023	8	8
Series 2682, Class JG, 4.50%, 10/15/2023	169	168
Series 2686, Class GC, 5.00%, 10/15/2023	205	205
Series 2790, Class TN, 4.00%, 5/15/2024	36	35
Series 1754, Class Z, 8.50%, 9/15/2024	7	7
Series 1779, Class Z, 8.50%, 4/15/2025	28	30
Series 4303, Class VA, 3.50%, 5/15/2025	284	283
Series 3005, Class ED, 5.00%, 7/15/2025	303	304
Series 3826, Class BK, 3.00%, 3/15/2026	286	282
Series 3864, Class PG, 3.50%, 5/15/2026	46	46
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	63	63
Series 3903, Class GB, 4.00%, 8/15/2026	237	237
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	153	154
Series 1888, Class Z, 7.00%, 8/15/2026	28	29
Series 3936, Class AB, 3.00%, 10/15/2026	334	329
Series 3946, Class BU, 3.00%, 10/15/2026	117	116
Series 3996, Class BA, 1.50%, 2/15/2027	108	104
Series 4015, Class GL, 2.25%, 3/15/2027	94	91
Series 4020, Class N, 3.00%, 3/15/2027	55	54
Series 4054, Class AE, 1.50%, 4/15/2027	212	204
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	969
Series 4039, Class AB, 1.50%, 5/15/2027	184	177
Series 4039, Class PB, 1.50%, 5/15/2027	541	518
Series 4043, Class PB, 1.50%, 5/15/2027	403	385
Series 4097, Class HJ, 1.50%, 8/15/2027	660	630
Series 4089, Class AI, IO, 3.00%, 8/15/2027	2,766	126
Series 4103, Class HA, 2.50%, 9/15/2027	190	185
Series 4361, Class CA, 2.50%, 9/15/2027	459	448
Series 4257, Class A, 2.50%, 10/15/2027	171	169
Series 4131, Class BC, 1.25%, 11/15/2027	118	112
Series 4129, Class AP, 1.50%, 11/15/2027	670	639
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4286, Class J, 2.50%, 11/15/2027	106	106
Series 4141, Class BI, IO, 2.50%, 12/15/2027	2,935	133
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	962
Series 4251, Class KW, 2.50%, 4/15/2028	800	779
Series 4207, Class JD, 1.50%, 5/15/2028	175	167
Series 4217, Class UD, 1.75%, 6/15/2028	285	273
Series 2090, Class F, 2.59%, 10/15/2028 (c)	72	72
Series 3523, Class MX, 4.50%, 4/15/2029	82	83
Series 4338, Class GE, 2.50%, 5/15/2029	77	76
Series 2995, Class FT, 2.64%, 5/15/2029 (c)	104	104
Series 3721, Class DG, 2.75%, 9/15/2030	199	191
Series 3775, Class DB, 4.00%, 12/15/2030	331	333
Series 3779, Class LB, 4.00%, 12/15/2030	362	364
Series 2303, Class FY, 2.69%, 4/15/2031 (c)	154	153
Series 2326, Class ZQ, 6.50%, 6/15/2031	126	132
Series 4252, Class MD, 3.00%, 7/15/2031	1	1
Series 2362, Class F, 2.79%, 9/15/2031 (c)	79	79
Series 2500, Class FD, 2.89%, 3/15/2032 (c)	147	147
Series 4318, Class KB, 2.50%, 4/15/2032	90	90
Series 4170, Class QE, 2.00%, 5/15/2032	121	118
Series 4094, Class BF, 2.79%, 8/15/2032 (c)	396	395
Series 2492, Class GH, 6.00%, 8/15/2032	195	207
Series 4120, Class KA, 1.75%, 10/15/2032	635	600
Series 4142, Class PG, 2.00%, 12/15/2032	82	79
Series 2711, Class FC, 3.29%, 2/15/2033 (c)	882	896
Series 2602, Class FH, 2.70%, 4/15/2033 (c)	180	179
Series 4206, Class DZ, 3.00%, 5/15/2033	492	455
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,061
Series 2617, Class Z, 5.50%, 5/15/2033	3,609	3,771
Series 2662, Class MT, 4.50%, 8/15/2033	66	67
Series 4620, IO, 5.00%, 9/15/2033	309	51
Series 4255, Class LZ, 3.00%, 10/15/2033	10,424	10,059
Series 2686, Class KZ, 4.50%, 10/15/2033	752	750
Series 2693, Class Z, 5.50%, 10/15/2033	150	156
Series 3005, Class PV, IF, 8.97%, 10/15/2033 (c)	3	3
Series 2727, Class PM, 4.50%, 1/15/2034	858	873
Series 2736, Class PE, 5.00%, 1/15/2034	3,322	3,415
Series 2806, Class FA, 3.39%, 2/15/2034 (c)	266	271
Series 2989, Class MU, IF, IO, 4.61%, 7/15/2034 (c)	1,264	77
Series 3204, Class ZM, 5.00%, 8/15/2034	518	533
Series 2963, Class ZG, 5.00%, 11/15/2034	457	471
Series 2898, Class PG, 5.00%, 12/15/2034	690	710
Series 3003, Class LD, 5.00%, 12/15/2034	114	117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2901, Class S, IF, 7.71%, 12/15/2034 (c)	352	359
Series 4265, Class FD, 2.79%, 1/15/2035 (c)	282	282
Series 2933, Class EM, 5.50%, 1/15/2035	65	67
Series 2929, Class PG, 5.00%, 2/15/2035	82	84
Series 2941, Class Z, 4.50%, 3/15/2035	1,097	1,118
Series 2953, Class PG, 5.50%, 3/15/2035	282	297
Series 2976, Class HZ, 4.50%, 5/15/2035	241	241
Series 3002, Class BN, 5.00%, 7/15/2035	248	256
Series 3013, Class HZ, 5.00%, 8/15/2035	811	833
Series 3036, Class NE, 5.00%, 9/15/2035	89	92
Series 3101, Class UZ, 6.00%, 1/15/2036	187	200
Series 3174, Class LF, 2.74%, 5/15/2036 (c)	191	190
Series 3662, Class ZB, 5.50%, 8/15/2036	149	157
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,317
Series 3704, Class DC, 4.00%, 11/15/2036	297	298
Series 3688, Class NB, 4.50%, 11/15/2036	614	622
Series 3855, Class AM, 6.50%, 11/15/2036	1,919	2,031
Series 3704, Class CZ, 4.00%, 12/15/2036	1,447	1,428
Series 3249, Class CL, 4.25%, 12/15/2036	1,339	1,342
Series 3258, Class PM, 5.50%, 12/15/2036	396	413
Series 4279, Class JA, 3.00%, 2/15/2037	79	79
Series 3305, Class IW, IF, IO, 4.06%, 4/15/2037 (c)	298	13
Series 3318, Class HF, 2.65%, 5/15/2037 (c)	143	142
Series 3326, Class FG, 2.74%, 6/15/2037 (c)	553	545
Series 3724, Class CM, 5.50%, 6/15/2037	311	322
Series 3351, Class ZC, 5.50%, 7/15/2037	1,197	1,237
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	3,036	135
Series 3429, Class S, IF, IO, 4.43%, 3/15/2038 (c)	563	73
Series 3447, Class DB, 5.00%, 5/15/2038	1,683	1,697
Series 3459, Class MB, 5.00%, 6/15/2038	100	103
Series 3575, Class ZA, 5.00%, 6/15/2038	3,955	4,082
Series 4773, Class VK, 4.00%, 7/15/2038	21	21
Series 3546, Class A, 2.30%, 2/15/2039 (c)	431	439
Series 3540, Class A, 5.00%, 5/15/2039	249	251
Series 4346, Class A, 3.50%, 7/15/2039	72	71
Series 3597, Class HM, 4.50%, 8/15/2039	165	167
Series 3569, Class NY, 5.00%, 8/15/2039	545	563
Series 3572, Class JS, IF, IO, 4.41%, 9/15/2039 (c)	364	23
Series 4212, Class LA, 3.00%, 10/15/2039	447	443
Series 3585, Class KW, 4.50%, 10/15/2039	1,598	1,619
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	291

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3609, Class SA, IF, IO, 3.95%, 12/15/2039 (c)	2,077	142
Series 3768, Class MB, 4.00%, 12/15/2039	13	13
Series 4329, Class KA, 3.00%, 1/15/2040	87	87
Series 3632, Class PK, 5.00%, 2/15/2040	348	354
Series 4352, Class A, 3.00%, 4/15/2040	18	18
Series 3656, Class PM, 5.00%, 4/15/2040	2,483	2,567
Series 3819, Class G, 4.00%, 6/15/2040	5	5
Series 3786, Class NA, 4.50%, 7/15/2040	82	83
Series 3726, Class PA, 3.00%, 8/15/2040	214	211
Series 3706, Class P, 4.00%, 8/15/2040	3,422	3,295
Series 4655, Class DJ, 3.00%, 10/15/2040	2,346	2,243
Series 4088, Class LE, 4.00%, 10/15/2040	180	181
Series 4318, Class KZ, 4.00%, 12/15/2040	2,663	2,645
Series 3769, Class ZC, 4.50%, 12/15/2040	1,241	1,264
Series 3803, Class FY, 2.79%, 1/15/2041 (c)	66	66
Series 3822, Class ZG, 4.00%, 2/15/2041	6,635	6,603
Series 4080, Class DA, 2.00%, 3/15/2041	246	235
Series 3844, Class FA, 2.84%, 4/15/2041 (c)	240	240
Series 3862, Class GA, 4.00%, 4/15/2041	228	227
Series 4074, Class PA, 3.00%, 5/15/2041	593	585
Series 4050, Class BA, 3.50%, 5/15/2041	69	69
Series 4229, Class MA, 3.50%, 5/15/2041	7,361	7,297
Series 3859, Class JB, 5.00%, 5/15/2041	347	359
Series 4150, Class JE, 2.00%, 6/15/2041	869	827
Series 3884, Class BL, 4.50%, 6/15/2041	5,265	5,184
Series 3939, Class BZ, 4.50%, 6/15/2041	2,571	2,615
Series 4150, Class FN, 2.69%, 7/15/2041 (c)	410	408
Series 4152, Class LE, 1.75%, 8/15/2041	3,311	3,130
Series 4150, Class FY, 2.69%, 8/15/2041 (c)	400	398
Series 3904, Class HC, 4.00%, 8/15/2041	833	823
Series 3906, Class B, 4.00%, 8/15/2041	3,267	3,149
Series 3952, Class BQ, 2.00%, 10/15/2041	2,613	2,427
Series 3947, Class BH, 2.50%, 10/15/2041	3,526	3,259
Series 3934, Class KB, 5.00%, 10/15/2041	541	545
Series 3966, Class VZ, 4.00%, 12/15/2041	836	821
Series 4550, Class NA, 3.00%, 1/15/2042	579	570
Series 4122, Class PA, 1.50%, 2/15/2042	333	315
Series 4144, Class KD, 1.75%, 3/15/2042	490	457
Series 4215, Class NA, 3.00%, 4/15/2042	154	151
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,190
Series 4143, Class AE, 2.00%, 9/15/2042	1,894	1,792
Series 4158, Class TC, 1.75%, 12/15/2042	280	263
Series 4821, Class NY, 4.00%, 12/15/2042	6,421	6,389
Series 4247, Class AK, 4.50%, 12/15/2042	442	447
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4158, Class LD, 2.00%, 1/15/2043	515	476
Series 4199, Class YZ, 3.50%, 5/15/2043	4,445	4,339
Series 4302, Class MA, 3.00%, 7/15/2043	1,486	1,450
Series 4314, Class LP, 3.50%, 7/15/2043	45	45
Series 4558, Class DA, 3.50%, 7/15/2043	423	421
Series 4311, Class ED, 2.75%, 9/15/2043	98	96
Series 4480, Class LA, 3.50%, 9/15/2043	191	190
Series 4450, Class NH, 2.00%, 10/15/2043	52	52
Series 4330, Class PE, 3.00%, 11/15/2043	139	135
Series 4286, Class MP, 4.00%, 12/15/2043	408	407
Series 4316, Class DZ, 3.00%, 3/15/2044	3,217	2,980
Series 4338, Class A, 2.50%, 5/15/2044	534	509
Series 4505, Class P, 3.50%, 5/15/2044	1,404	1,391
Series 4360, Class PZ, 3.00%, 7/15/2044	1,649	1,518
Series 4417, Class PZ, 3.00%, 12/15/2044	3,538	3,325
Series 4545, Class PG, 3.00%, 12/15/2044	696	682
Series 4745, Class EC, 3.00%, 12/15/2044	1,815	1,781
Series 4425, Class TA, 2.00%, 1/15/2045	312	279
Series 4461, Class LZ, 3.00%, 3/15/2045	4,226	3,947
Series 4457, Class KZ, 3.00%, 4/15/2045	8,824	8,248
Series 4478, Class PC, 2.00%, 5/15/2045	981	884
Series 4631, Class PA, 3.00%, 5/15/2045	2,160	2,071
Series 4664, Class PH, 3.50%, 5/15/2045	1,114	1,103
Series 4698, Class DA, 4.50%, 5/15/2045	2,320	2,321
Series 4759, Class MA, 3.00%, 9/15/2045	104	101
Series 4591, Class QE, 2.75%, 4/15/2046	205	189
Series 4574, Class YH, 3.00%, 4/15/2046	297	276
Series 4774, Class LP, 3.50%, 9/15/2046	3,796	3,747
Series 4714, Class PA, 3.00%, 11/15/2046	2,066	1,995
Series 4657, Class VZ, 3.00%, 2/15/2047	10,915	10,334
Series 4830, Class AP, 4.00%, 2/15/2047	1,157	1,138
Series 4675, Class EZ, 3.50%, 4/15/2047	1,566	1,468
Series 4682, Class LC, 2.50%, 5/15/2047	570	525
Series 4682, Class AP, 3.00%, 5/15/2047	748	701
Series 4703, Class KZ, 3.50%, 7/15/2047	6,788	6,535
Series 4740, Class JA, 3.00%, 10/15/2047	1,937	1,805
Series 4749, Class ZL, 3.50%, 12/15/2047	18,246	17,648
Series 4936, Class AP, 2.50%, 9/25/2048	285	270
Series 4941, Class NP, 2.50%, 5/25/2049	910	850
Series 4922, Class GE, 2.50%, 7/25/2049	925	853
Series 4952, Class PA, 2.50%, 2/25/2050	1,401	1,296
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	192	190
Series 218, PO, 2/1/2032	90	79
Series 290, Class 200, 2.00%, 11/15/2032	435	404
SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 277, Class 30, 3.00%, 9/15/2042	2,504	2,356
Series 359, Class 350, 3.50%, 10/15/2047	1,691	1,611
FNMA, REMIC
Series 1992-185, Class L, 8.00%, 10/25/2022	1	1
Series G92-64, Class J, 8.00%, 11/25/2022	1	1
Series G92-66, Class K, 8.00%, 12/25/2022	1	1
Series 1997-44, Class N, PO, 6/25/2023	13	13
Series 1993-216, Class E, PO, 8/25/2023	3	3
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023 (c)	—	—
Series 1993-226, Class PK, 6.00%, 12/25/2023	33	33
Series 1994-15, Class ZK, 5.50%, 2/25/2024	72	73
Series 1994-43, Class PK, 6.35%, 2/25/2024	32	32
Series 2001-40, PO, 4/25/2024	13	12
Series G94-6, Class PJ, 8.00%, 5/17/2024	13	13
Series 2010-38, Class B, 4.00%, 4/25/2025	60	60
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	49	49
Series 2011-61, Class B, 3.00%, 7/25/2026	277	273
Series 2011-72, Class KB, 3.50%, 8/25/2026	384	382
Series 2012-32, Class DE, 3.00%, 12/25/2026	128	127
Series 2015-96, Class EA, 3.00%, 12/25/2026	1,689	1,659
Series 2012-26, Class CA, 2.50%, 3/25/2027	477	466
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	4,792	219
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	2,464	132
Series 2012-127, Class AC, 1.50%, 11/25/2027	468	447
Series 2012-124, Class HG, 2.00%, 11/25/2027	243	235
Series 2013-5, Class DA, 1.50%, 2/25/2028	260	248
Series 2014-26, Class HC, 2.50%, 2/25/2028	28	28
Series 2013-13, Class KD, 1.50%, 3/25/2028	236	225
Series 2008-72, IO, 5.00%, 8/25/2028	16	—
Series 2013-137, Class BA, 1.50%, 1/25/2029	424	402
Series 2009-15, Class AC, 5.50%, 3/25/2029	766	784
Series 2009-58, Class B, 4.50%, 8/25/2029	930	943
Series 2010-14, Class AC, 4.00%, 3/25/2030	188	188
Series 2012-14, Class EA, 2.50%, 12/25/2030	23	23
Series 2001-38, Class EA, PO, 8/25/2031	34	32
Series 2015-89, Class KE, 2.00%, 11/25/2031	106	101
Series 2012-98, Class QG, 1.75%, 1/25/2032	366	355
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,889	1,999
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-34, Class FA, 2.88%, 5/18/2032 (c)	97	97
Series 2016-12, Class EG, 2.00%, 5/25/2032	1,064	1,015
Series 2013-109, Class BA, 3.00%, 10/25/2032	724	709
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,587	1,654
Series 2004-61, Class FH, 3.24%, 11/25/2032 (c)	849	859
Series 2002-77, Class TF, 3.38%, 12/18/2032 (c)	155	157
Series 2002-77, Class QG, 5.50%, 12/25/2032	344	356
Series 2002-84, Class DZ, 5.50%, 12/25/2032	197	207
Series 2002-94, Class BZ, 5.50%, 1/25/2033	967	1,007
Series 2013-18, Class TG, 2.00%, 2/25/2033	446	428
Series 2003-7, Class FB, 3.19%, 2/25/2033 (c)	222	224
Series 2013-31, Class NL, 4.00%, 4/25/2033	430	431
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	160	23
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,741	1,791
Series 2003-49, IO, 6.50%, 6/25/2033	228	44
Series 2003-58, Class GL, 3.50%, 7/25/2033	118	119
Series 2013-133, Class WA, 3.00%, 8/25/2033	2,191	2,137
Series 2003-84, Class PZ, 5.00%, 9/25/2033	60	62
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,229	1,301
Series 2004-38, Class AO, PO, 5/25/2034	2,242	1,671
Series 2004-72, Class F, 2.94%, 9/25/2034 (c)	114	114
Series 2004-91, Class BR, 5.50%, 12/25/2034	65	68
Series 2004-90, Class ZU, 6.00%, 12/25/2034	994	1,060
Series 2005-5, Class PA, 5.00%, 1/25/2035	353	357
Series 2004-101, Class AR, 5.50%, 1/25/2035	11	11
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,788	1,834
Series 2005-31, Class PB, 5.50%, 4/25/2035	809	843
Series 2005-38, Class FK, 2.74%, 5/25/2035 (c)	397	395
Series 2015-41, Class CA, 3.00%, 6/25/2035	524	504
Series 2005-66, Class PF, 2.69%, 7/25/2035 (c)	130	129
Series 2005-55, Class PN, 5.50%, 7/25/2035	2,119	2,221
Series 2005-64, Class PL, 5.50%, 7/25/2035	63	65
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	225	229
Series 2006-4, Class PB, 6.00%, 9/25/2035	332	335
Series 2010-39, Class FT, 3.39%, 10/25/2035 (c)	683	695
Series 2005-88, Class ZC, 5.00%, 10/25/2035	2,099	2,153
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	293

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,608	1,655
Series 2005-84, Class MB, 5.75%, 10/25/2035	806	832
Series 2013-114, Class JA, 3.00%, 11/25/2035	57	57
Series 2015-87, Class TB, 4.00%, 11/25/2035	4,231	4,247
Series 2005-101, Class B, 5.00%, 11/25/2035	967	992
Series 2005-99, Class AF, 2.79%, 12/25/2035 (c)	111	110
Series 2014-88, Class ER, 2.50%, 2/25/2036	83	80
Series 2006-16, Class FC, 2.74%, 3/25/2036 (c)	92	91
Series 2006-14, Class DB, 5.50%, 3/25/2036	414	436
Series 2006-27, Class BF, 2.74%, 4/25/2036 (c)	165	165
Series 2006-46, Class FW, 2.84%, 6/25/2036 (c)	277	277
Series 2006-42, Class PF, 2.85%, 6/25/2036 (c)	202	201
Series 2006-50, Class PE, 5.00%, 6/25/2036	336	346
Series 2009-71, Class JT, 6.00%, 6/25/2036	195	205
Series 2006-101, Class FC, 2.74%, 7/25/2036 (c)	204	203
Series 2006-101, Class FD, 2.74%, 7/25/2036 (c)	130	130
Series 2006-56, Class DC, 3.09%, 7/25/2036 (c)	258	260
Series 2006-58, Class ST, IF, IO, 4.71%, 7/25/2036 (c)	355	34
Series 2007-1, Class NF, 2.69%, 2/25/2037 (c)	315	313
Series 2014-67, Class VD, 3.00%, 3/25/2037	1,389	1,373
Series 2007-16, Class FC, 3.19%, 3/25/2037 (c)	15	16
Series 2007-22, Class SC, IF, IO, 3.64%, 3/25/2037 (c)	35	—
Series 2007-33, Class MS, IF, IO, 4.15%, 4/25/2037 (c)	1,232	100
Series 2011-71, Class FB, 2.94%, 5/25/2037 (c)	43	43
Series 2007-57, Class ZE, 4.75%, 5/25/2037	293	296
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,905	2,005
Series 2008-5, Class PE, 5.00%, 8/25/2037	100	103
Series 2007-85, Class SH, IF, IO, 4.06%, 9/25/2037 (c)	891	26
Series 2013-126, Class EZ, 3.00%, 1/25/2038	2,778	2,730
Series 2007-117, Class FM, 3.14%, 1/25/2038 (c)	161	162
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-117, Class MF, 3.14%, 1/25/2038 (c)	301	304
Series 2008-24, Class PF, 3.09%, 2/25/2038 (c)	93	93
Series 2008-18, Class SE, IF, IO, 3.83%, 3/25/2038 (c)	85	8
Series 2008-25, Class DZ, 5.75%, 4/25/2038	431	449
Series 2013-96, Class YA, 3.50%, 9/25/2038	251	250
Series 2008-83, Class CA, 6.00%, 9/25/2038	497	528
Series 2010-134, Class DJ, 2.25%, 3/25/2039	110	109
Series 2011-104, Class KE, 2.50%, 3/25/2039	4	4
Series 2011-104, Class KY, 4.00%, 3/25/2039	176	174
Series 2009-29, Class LA, 1.26%, 5/25/2039 (c)	1,014	924
Series 2009-62, Class HJ, 6.00%, 5/25/2039	82	82
Series 2013-25, Class DC, 2.50%, 6/25/2039	501	483
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,302	1,336
Series 2009-70, Class FA, 3.64%, 9/25/2039 (c)	84	86
Series 2009-73, Class HJ, 6.00%, 9/25/2039	128	135
Series 2010-118, Class EF, 2.89%, 10/25/2039 (c)	55	55
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,987	3,069
Series 2013-125, Class AB, 4.00%, 11/25/2039	221	218
Series 2009-87, Class B, 4.50%, 11/25/2039	1,600	1,607
Series 2009-112, Class SW, IF, IO, 3.81%, 1/25/2040 (c)	2,451	221
Series 2013-1, Class BA, 3.00%, 2/25/2040	51	51
Series 2010-35, Class KF, 2.94%, 4/25/2040 (c)	221	222
Series 2010-37, Class CY, 5.00%, 4/25/2040	56	58
Series 2011-3, Class KA, 5.00%, 4/25/2040	223	225
Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,046	1,075
Series 2010-43, Class HJ, 5.50%, 5/25/2040	174	183
Series 2010-58, Class FA, 2.99%, 6/25/2040 (c)	350	351
Series 2010-58, Class FY, 3.17%, 6/25/2040 (c)	143	145
Series 2010-64, Class DM, 5.00%, 6/25/2040	812	834
Series 2010-109, Class M, 3.00%, 9/25/2040	1,279	1,232
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	531	34
Series 2010-154, Class MW, 3.50%, 1/25/2041	4,129	4,026
Series 2011-18, Class KY, 4.00%, 3/25/2041	654	640
Series 2011-35, Class PE, 4.00%, 4/25/2041	1,194	1,171
SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-53, Class FT, 3.02%, 6/25/2041 (c)	132	132
Series 2011-52, Class GB, 5.00%, 6/25/2041	98	101
Series 2011-128, Class KP, 4.50%, 7/25/2041	57	57
Series 2011-59, Class NZ, 5.50%, 7/25/2041	704	743
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,579	1,507
Series 2012-14, Class PA, 2.00%, 8/25/2041	217	206
Series 2013-72, Class LY, 3.50%, 8/25/2041	583	578
Series 2015-45, Class GA, 2.50%, 9/25/2041	453	443
Series 2013-126, Class CA, 4.00%, 9/25/2041	308	305
Series 2011-123, Class BP, 2.00%, 10/25/2041	3,864	3,621
Series 2011-141, Class MA, 3.50%, 10/25/2041	228	226
Series 2013-100, Class MP, 4.50%, 11/25/2041	2,812	2,833
Series 2012-64, Class PK, 4.50%, 12/25/2041	965	978
Series 2012-113, Class DC, 2.25%, 1/25/2042	171	164
Series 2012-27, Class PL, 2.00%, 2/25/2042	253	243
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,674	1,730
Series 2012-133, Class AP, 1.75%, 3/25/2042	3,822	3,549
Series 2012-100, Class TL, 4.00%, 4/25/2042	297	293
Series 2012-80, Class EB, 4.50%, 4/25/2042	335	337
Series 2013-9, Class CB, 5.50%, 4/25/2042	2,910	3,055
Series 2013-73, Class PG, 2.50%, 6/25/2042	892	856
Series 2012-128, Class VF, 2.69%, 6/25/2042 (c)	503	499
Series 2016-95, Class KA, 3.00%, 6/25/2042	1,865	1,828
Series 2012-144, Class HP, 1.75%, 7/25/2042	506	474
Series 2013-96, Class FY, 2.79%, 7/25/2042 (c)	214	212
Series 2013-93, Class PJ, 3.00%, 7/25/2042	757	739
Series 2013-34, Class PC, 2.50%, 8/25/2042	594	569
Series 2014-18, Class DE, 4.00%, 8/25/2042	888	889
Series 2012-94, Class K, 2.00%, 9/25/2042	946	846
Series 2013-60, Class PD, 2.00%, 10/25/2042	630	593
Series 2012-112, Class DA, 3.00%, 10/25/2042	2,120	2,002
Series 2013-81, Class NC, 3.00%, 10/25/2042	620	611
Series 2013-72, Class AF, 2.69%, 11/25/2042 (c)	66	66
Series 2013-6, Class HD, 1.50%, 12/25/2042	355	323
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,892
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,811	1,751
Series 2013-10, Class PA, 1.50%, 2/25/2043	976	857
Series 2013-10, Class UB, 2.00%, 2/25/2043	1,179	1,051
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-58, Class FP, 2.69%, 2/25/2043 (c)	690	683
Series 2013-100, Class PL, 4.50%, 3/25/2043	817	824
Series 2013-66, Class LB, 1.50%, 4/25/2043	93	88
Series 2013-64, Class PF, 2.69%, 4/25/2043 (c)	586	580
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,118	10,605
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,338	8,036
Series 2014-3, Class BL, 2.50%, 6/25/2043	68	67
Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000	1,884
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,130
Series 2014-32, Class DK, 3.00%, 8/25/2043	397	387
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	598
Series 2015-34, Class UP, 3.00%, 11/25/2043	782	761
Series 2014-56, Class Z, 3.50%, 9/25/2044	7,032	6,649
Series 2017-74, Class KA, 3.00%, 11/25/2044	319	315
Series 2016-100, Class P, 3.50%, 11/25/2044	72	72
Series 2020-18, Class DC, 2.50%, 2/25/2045	341	333
Series 2015-33, Class DT, 2.50%, 6/25/2045	595	569
Series 2015-51, Class KC, 3.00%, 6/25/2045	368	356
Series 2017-18, Class DA, 3.00%, 8/25/2045	1,326	1,283
Series 2016-84, Class LA, 3.00%, 12/25/2045	996	954
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,892	1,814
Series 2016-16, Class AL, 3.00%, 4/25/2046	10,112	9,607
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,319	1,298
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,227	1,174
Series 2016-80, Class JP, 3.00%, 11/25/2046	705	659
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,567	1,506
Series 2017-11, Class PH, 2.50%, 3/25/2047	236	219
Series 2017-10, Class FA, 2.84%, 3/25/2047 (c)	244	242
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,692	6,203
Series 2017-84, Class JA, 2.75%, 9/25/2047	577	538
Series 2017-96, Class MA, 3.00%, 12/25/2047	486	456
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,243	2,076
Series 2018-37, Class BC, 3.50%, 12/25/2047	322	309
Series 2018-13, Class PA, 3.00%, 3/25/2048	8,658	8,035
Series 2018-15, Class NZ, 3.00%, 3/25/2048	8,472	7,976
Series 2018-15, Class ZG, 3.50%, 3/25/2048	2,129	2,000
Series 2019-17, Class KA, 3.50%, 4/25/2048	387	374
Series 2019-65, Class PA, 2.50%, 5/25/2048	201	190
Series 2019-11, Class EA, 3.00%, 5/25/2048	852	810
Series 2019-20, Class PB, 2.75%, 7/25/2048	304	289
Series 2018-87, Class BA, 4.00%, 7/25/2048	193	189
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	295

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-94, PO, 9/25/2048	560	467
Series 2019-9, Class ZA, 3.50%, 9/25/2048	7,465	7,148
Series 2019-51, Class DW, 3.50%, 11/25/2048	793	763
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,914	2,602
Series 2009-11, Class ZY, 5.50%, 3/25/2049	3,209	3,224
Series 2019-18, Class BA, 3.50%, 5/25/2049	9,817	9,663
Series 2019-70, Class JA, 2.50%, 9/25/2049	167	155
Series 2019-72, Class KA, 2.50%, 9/25/2049	221	205
Series 2020-15, Class EA, 2.00%, 10/25/2049	707	648
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	852
Series 2019-81, Class LA, 2.50%, 12/25/2049	420	390
Series 2020-7, Class DZ, 3.00%, 2/25/2050	789	729
Series 2020-15, Class EM, 3.00%, 3/25/2050	612	568
Series 2019-33, Class MA, 3.50%, 7/25/2055	814	808
Series 2018-70, Class HA, 3.50%, 10/25/2056	707	700
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	—
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 2.84%, 6/25/2037 (c)	130	129
Series 2007-106, Class A7, 6.25%, 10/25/2037 (c)	145	154
Series 2001-50, Class BA, 7.00%, 10/25/2041	76	80
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	70	65
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	144	23
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	121	18
Series 334, Class 9, IO, 6.00%, 3/25/2033	310	49
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	99	16
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	81	14
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	77	15
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	55	11
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	158	29
Series 394, Class C3, IO, 6.50%, 9/25/2038	298	57
Series 411, Class A3, 3.00%, 8/25/2042	1,302	1,210
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.70%, 11/25/2046 (c)	1,338	1,328
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	227	222
Series 2011-155, Class A, 3.00%, 11/20/2026	74	73
Series 2011-158, Class AB, 3.00%, 11/20/2026	157	156
Series 2013-75, Class AC, 1.50%, 5/20/2028	1,076	1,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-50, Class F, 2.69%, 5/16/2033 (c)	110	110
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	112	7
Series 2006-26, Class S, IF, IO, 4.13%, 6/20/2036 (c)	3,649	232
Series 2007-16, Class KU, IF, IO, 4.28%, 4/20/2037 (c)	2,207	160
Series 2009-106, Class XL, IF, IO, 4.38%, 6/20/2037 (c)	2,038	159
Series 2013-23, Class BP, 3.00%, 9/20/2037	294	291
Series 2008-75, Class SP, IF, IO, 5.10%, 8/20/2038 (c)	753	42
Series 2009-14, Class SA, IF, IO, 3.71%, 3/20/2039 (c)	2,176	72
Series 2009-14, Class KS, IF, IO, 3.93%, 3/20/2039 (c)	902	43
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	273	48
Series 2009-75, Class NB, 4.50%, 6/20/2039	83	83
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,580	1,609
Series 2011-26, Class PA, 4.00%, 7/20/2040	20	20
Series 2013-71, Class NA, 2.50%, 8/20/2041	77	76
Series 2012-96, Class WP, 6.50%, 8/16/2042	2,530	2,756
Series 2013-42, Class ND, 1.75%, 11/20/2042	110	104
Series 2013-28, Class DE, 1.75%, 12/20/2042	246	227
Series 2014-12, Class ZA, 3.00%, 1/20/2044	17,023	16,258
Series 2018-29, Class LC, 3.00%, 4/20/2044	169	167
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,383	1,341
Series 2015-80, Class CP, 4.50%, 6/20/2045	276	277
Series 2015-80, Class CQ, 5.00%, 6/20/2045	199	202
Series 2018-36, Class AM, 3.00%, 7/20/2045	548	538
Series 2016-79, Class LA, 3.00%, 9/20/2045	366	357
Series 2016-90, Class MA, 3.00%, 10/20/2045	272	265
Series 2016-104, Class MA, 3.00%, 11/20/2045	338	331
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,806	1,729
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,174	1,126
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,746	2,574
Series 2017-139, Class PE, 2.75%, 8/20/2047	4,354	4,092
Series 2018-34, Class TY, 3.50%, 3/20/2048	999	934
Series 2019-74, Class AT, 3.00%, 6/20/2049	545	521
Series 2019-145, Class PA, 3.50%, 8/20/2049	259	249
Series 2020-5, Class NA, 3.50%, 12/20/2049	3,874	3,702
Series 2020-74, Class DY, 2.00%, 5/20/2050	1,020	931
Series 2020-83, Class KP, 3.00%, 6/20/2050	307	288
SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-H26, Class LF, 2.14%, 8/20/2058 (c)	219	218
Series 2010-H03, Class FA, 2.85%, 3/20/2060 (c)	2,732	2,719
Series 2011-H07, Class FA, 2.30%, 2/20/2061 (c)	1,905	1,894
Series 2011-H08, Class FA, 2.40%, 2/20/2061 (c)	1,850	1,842
Series 2011-H11, Class FA, 2.30%, 3/20/2061 (c)	405	403
Series 2011-H11, Class FB, 2.30%, 4/20/2061 (c)	341	340
Series 2011-H21, Class FA, 2.40%, 10/20/2061 (c)	214	213
Series 2013-H05, Class FB, 2.20%, 2/20/2062 (c)	56	56
Series 2012-H14, Class FK, 2.38%, 7/20/2062 (c)	238	238
Series 2012-H18, Class NA, 2.32%, 8/20/2062 (c)	188	187
Series 2012-H20, Class BA, 2.36%, 9/20/2062 (c)	401	399
Series 2012-H29, Class FA, 2.31%, 10/20/2062 (c)	90	90
Series 2012-H23, Class WA, 2.32%, 10/20/2062 (c)	234	233
Series 2012-H30, Class GA, 2.15%, 12/20/2062 (c)	200	199
Series 2013-H08, Class FA, 2.15%, 3/20/2063 (c)	324	321
Series 2013-H11, Class FA, 2.25%, 4/20/2063 (c)	247	245
Series 2013-H14, Class FG, 2.27%, 5/20/2063 (c)	95	95
Series 2013-H15, Class FA, 2.34%, 6/20/2063 (c)	873	869
Series 2013-H19, Class FC, 2.40%, 8/20/2063 (c)	2,044	2,037
Series 2014-H05, Class FB, 2.40%, 12/20/2063 (c)	456	454
Series 2014-H02, Class FB, 2.45%, 12/20/2063 (c)	1,638	1,633
Series 2014-H16, Class FL, 1.59%, 7/20/2064 (c)	725	719
Series 2014-H14, Class GF, 2.27%, 7/20/2064 (c)	248	247
Series 2014-H21, Class FA, 2.45%, 10/20/2064 (c)	298	296
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H04, Class FL, 2.27%, 2/20/2065 (c)	175	173
Series 2015-H13, Class FG, 2.20%, 4/20/2065 (c)	369	367
Series 2015-H10, Class FH, 2.40%, 4/20/2065 (c)	1,213	1,201
Series 2015-H09, Class FA, 2.42%, 4/20/2065 (c)	396	393
Series 2015-H10, Class FK, 2.42%, 4/20/2065 (c)	12,596	12,484
Series 2015-H14, Class FB, 2.23%, 5/20/2065 (c)	168	167
Series 2015-H12, Class FB, 2.40%, 5/20/2065 (c)	9,837	9,771
Series 2015-H12, Class FD, 2.40%, 5/20/2065 (c)	1,433	1,423
Series 2015-H14, Class FA, 2.37%, 6/20/2065 (c)	5,093	5,061
Series 2015-H16, Class FM, 2.40%, 7/20/2065 (c)	3,184	3,163
Series 2015-H24, Class FA, 2.45%, 9/20/2065 (c)	5,600	5,570
Series 2015-H27, Class FA, 2.55%, 9/20/2065 (c)	1,618	1,613
Series 2015-H25, Class FD, 2.45%, 10/20/2065 (c)	6,743	6,703
Series 2015-H29, Class FA, 2.50%, 10/20/2065 (c)	9	9
Series 2015-H29, Class FJ, 2.48%, 11/20/2065 (c)	4,093	4,072
Series 2016-H01, Class FA, 2.70%, 1/20/2066 (c)	3,137	3,132
Series 2016-H06, Class FC, 2.72%, 2/20/2066 (c)	2,345	2,339
Series 2016-H06, Class FA, 2.75%, 2/20/2066 (c)	2,331	2,324
Series 2016-H09, Class FN, 2.65%, 3/20/2066 (c)	3,012	3,000
Series 2016-H14, Class FA, 2.60%, 6/20/2066 (c)	1,589	1,587
Series 2016-H22, Class FA, 2.57%, 10/20/2066 (c)	5,494	5,484
Series 2016-H24, Class AF, 2.65%, 11/20/2066 (c)	2,225	2,225
Series 2017-H07, Class FG, 2.26%, 2/20/2067 (c)	462	458
Series 2017-H14, Class FD, 2.27%, 6/20/2067 (c)	511	507
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	297

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H16, Class CF, 2.27%, 7/20/2067 (c)	630	626
Series 2017-H15, Class FN, 2.30%, 7/20/2067 (c)	435	433
Series 2017-H19, Class FA, 2.25%, 8/20/2067 (c)	1,777	1,767
Series 2018-H04, Class FG, 2.08%, 2/20/2068 (c)	507	501
Series 2018-H07, Class FE, 2.15%, 2/20/2068 (c)	185	184
Series 2019-H01, Class FT, 2.20%, 10/20/2068 (c)	2,162	2,150
Series 2019-H05, Class FT, 3.16%, 4/20/2069 (c)	6,307	6,310
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	166	151
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (c)	419	423
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a) (d)	976	963
Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (d)	4,030	3,703
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (c)	6,000	5,787
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	1,229	1,089
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 2.96%, 12/25/2035 (c)	1,303	375
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (c)	9,032	8,724
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (d)	11,449	10,438
OBX Trust Series 2020-EXP3, Class 2A1, 3.34%, 1/25/2060 (a) (c)	973	956
PRPM LLC
Series 2020-4, Class A1, 2.95%, 10/25/2025 ‡ (a) (d)	8,908	8,595
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (d)	3,933	3,757
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	9,895	9,460
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	9,422	8,947
Series 2021-3, Class A1, 1.87%, 4/25/2026 (a) (d)	5,046	4,747
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (d)	6,243	5,875
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (d)	15,634	14,589
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (d)	14,565	13,536
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (d)	6,248	5,788
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (d)	2,512	2,346
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	2,037	1,851
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	2,780	2,620
Total Collateralized Mortgage Obligations (Cost $831,166)		773,612
Commercial Mortgage-Backed Securities — 4.4%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 3.21%, 12/18/2037 (a) (c)	3,711	3,674
AREIT Trust Series 2021-CRE5, Class C, 4.63%, 11/17/2038 ‡ (a) (c)	8,292	7,856
BANK Series 2020-BN30, Class XA, IO, 1.43%, 12/15/2053 (c)	84,333	6,318
BX Series 2021-MFM1, Class A, 3.09%, 1/15/2034 (a) (c)	3,000	2,910
BXMT Ltd. Series 2021-FL4, Class A, 3.05%, 5/15/2038 (a) (c)	6,000	5,912
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class C, 5.25%, 11/10/2046 ‡ (c)	3,000	2,919
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (c)	4,385	4,215
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	4,355	4,091
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	4,765	4,422
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	9,658
Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	3,000	2,919
Series 2014-CR19, Class B, 4.70%, 8/10/2047 ‡ (c)	4,350	4,257
SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-CR26, Class B, 4.62%, 10/10/2048 ‡ (c)	2,000	1,927
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,403	2,317
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (c)	1,750	1,643
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	1,871	1,823
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.56%, 8/25/2027 (c)	67,389	1,227
Series K740, Class X1, IO, 0.84%, 9/25/2027 (c)	104,529	3,293
Series K114, Class X1, IO, 1.21%, 6/25/2030 (c)	39,859	2,732
FNMA ACES Series 2020-M10, Class X1, IO, 1.91%, 12/25/2030 (c)	56,176	6,049
FREMF Mortgage Trust
Series 2016-K723, Class C, 3.69%, 11/25/2023 (a) (c)	2,700	2,645
Series 2018-K733, Class C, 4.22%, 9/25/2025 (a) (c)	7,000	6,749
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (c)	7,480	7,254
Series 2013-K24, Class C, 3.60%, 11/25/2045 (a) (c)	4,500	4,488
Series 2013-K29, Class C, 3.59%, 5/25/2046 (a) (c)	1,580	1,561
Series 2013-K28, Class C, 3.61%, 6/25/2046 (a) (c)	7,000	6,930
Series 2013-K32, Class C, 3.64%, 10/25/2046 (a) (c)	3,000	2,946
Series 2013-K35, Class C, 4.07%, 12/25/2046 (a) (c)	5,000	4,939
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (c)	6,500	6,364
Series 2014-K41, Class B, 3.96%, 11/25/2047 (a) (c)	18,840	18,429
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (c)	4,350	4,231
Series 2015-K721, Class C, 3.96%, 11/25/2047 (a) (c)	6,100	6,083
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (c)	6,000	5,864
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	2,000	1,943
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-K42, Class C, 3.98%, 1/25/2048 (a) (c)	1,000	974
Series 2015-K43, Class C, 3.86%, 2/25/2048 (a) (c)	6,000	5,769
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (c)	1,246	1,215
Series 2015-K45, Class C, 3.73%, 4/25/2048 (a) (c)	9,700	9,366
Series 2016-K54, Class B, 4.19%, 4/25/2048 (a) (c)	1,500	1,457
Series 2015-K49, Class B, 3.85%, 10/25/2048 (a) (c)	11,350	10,995
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	8,000	7,768
Series 2015-K50, Class C, 3.91%, 10/25/2048 (a) (c)	2,000	1,900
Series 2016-K722, Class C, 4.02%, 7/25/2049 (a) (c)	4,000	3,960
Series 2017-K726, Class B, 4.15%, 7/25/2049 (a) (c)	7,375	7,246
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (c)	5,600	5,444
Series 2018-K730, Class C, 3.92%, 2/25/2050 (a) (c)	1,620	1,560
Series 2019-K734, Class B, 4.19%, 2/25/2051 (a) (c)	3,400	3,306
Series 2020-K737, Class B, 3.42%, 1/25/2053 (a) (c)	1,540	1,444
GS Mortgage Securities Trust Series 2013-GC12, Class B, 3.78%, 6/10/2046 ‡ (c)	2,625	2,588
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	3,225	3,061
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (c)	9,000	8,119
Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (c)	2,750	2,575
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	5,195	5,063
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, 2.94%, 12/15/2037 (a) (c)	1,457	1,408
Series 2021-KDIP, Class B, 3.19%, 12/15/2037 ‡ (a) (c)	2,250	2,169
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 3.19%, 4/15/2038 (a) (c)	3,500	3,399
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	299

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-MHC, Class D, 3.99%, 4/15/2038 ‡ (a) (c)	2,500	2,381
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A3, 3.77%, 11/15/2046	889	874
Series 2014-C17, Class C, 4.64%, 8/15/2047 ‡ (c)	5,339	5,137
Series 2014-C18, Class B, 4.61%, 10/15/2047 ‡ (c)	5,250	5,077
Series 2015-C24, Class A3, 3.48%, 5/15/2048	7,175	7,001
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (c)	4,140	3,748
Morgan Stanley Capital I Series 2017-HR2, Class A2, 3.35%, 12/15/2050	283	282
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,884	3,551
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	5,554
OPG Trust Series 2021-PORT, Class B, 3.10%, 10/15/2036 ‡ (a) (c)	5,744	5,390
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 3.24%, 4/14/2038 (a) (c)	7,857	7,617
Velocity Commercial Capital Loan Trust
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (c)	3,929	3,508
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (c)	22,486	19,797
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 3.54%, 2/15/2040 (a) (c)	10,497	10,079
Series 2015-C28, Class B, 4.22%, 5/15/2048 ‡ (c)	3,000	2,863
Series 2015-C29, Class C, 4.36%, 6/15/2048 ‡ (c)	1,250	1,173
Series 2016-C37, Class A3, 3.70%, 12/15/2049	643	629
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,773	1,643
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,381
Total Commercial Mortgage-Backed Securities (Cost $372,591)		345,059
Mortgage-Backed Securities — 2.8%
FHLMC
Pool # 611141, ARM, 2.34%, 1/1/2027 (c)	8	8
Pool # 846774, ARM, 2.72%, 12/1/2027 (c)	3	3
Pool # 1B2844, ARM, 2.23%, 3/1/2035 (c)	38	38
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1L1380, ARM, 3.13%, 3/1/2035 (c)	814	851
Pool # 1L1379, ARM, 3.26%, 10/1/2035 (c)	497	494
Pool # 1G1861, ARM, 2.54%, 3/1/2036 (c)	243	247
Pool # 1J1380, ARM, 3.36%, 3/1/2036 (c)	191	197
Pool # 1J1313, ARM, 3.50%, 6/1/2036 (c)	45	46
Pool # 1G1028, ARM, 3.93%, 7/1/2036 (c)	18	18
Pool # 1N0273, ARM, 3.85%, 8/1/2036 (c)	46	47
Pool # 1K0035, ARM, 4.35%, 8/1/2036 (c)	56	55
Pool # 1J1393, ARM, 2.99%, 10/1/2036 (c)	380	389
Pool # 1J1378, ARM, 1.89%, 11/1/2036 (c)	111	113
Pool # 1J1418, ARM, 1.94%, 12/1/2036 (c)	69	69
Pool # 1J1467, ARM, 1.99%, 12/1/2036 (c)	124	127
Pool # 1N0346, ARM, 3.44%, 12/1/2036 (c)	101	101
Pool # 1J1541, ARM, 2.05%, 1/1/2037 (c)	336	338
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (c)	69	70
Pool # 1N1458, ARM, 1.95%, 3/1/2037 (c)	126	129
Pool # 1J1635, ARM, 2.06%, 3/1/2037 (c)	144	145
Pool # 1J1522, ARM, 2.66%, 3/1/2037 (c)	73	74
Pool # 1Q0339, ARM, 2.77%, 4/1/2037 (c)	12	13
Pool # 1Q0697, ARM, 2.69%, 5/1/2037 (c)	480	489
Pool # 1J1681, ARM, 3.73%, 6/1/2037 (c)	518	529
Pool # 1J1685, ARM, 3.73%, 6/1/2037 (c)	151	151
Pool # 847871, ARM, 1.46%, 8/1/2037 (c)	106	106
Pool # 1J2834, ARM, 2.14%, 8/1/2037 (c)	82	84
Pool # 1Q0476, ARM, 2.23%, 10/1/2037 (c)	118	117
Pool # 1J2945, ARM, 2.00%, 11/1/2037 (c)	51	50
Pool # 1Q0894, ARM, 3.13%, 1/1/2038 (c)	200	198
Pool # 1Q0722, ARM, 2.57%, 4/1/2038 (c)	240	247
FHLMC Gold Pools, 15 Year
Pool # G13274, 5.50%, 10/1/2023	43	43
Pool # G13301, 5.50%, 10/1/2023	223	223
Pool # J10284, 6.00%, 12/1/2023	7	7
Pool # G13433, 5.50%, 1/1/2024	22	22
Pool # J14783, 4.00%, 3/1/2026	43	43
Pool # G14643, 4.00%, 8/1/2026	57	57
Pool # G14973, 4.00%, 12/1/2028	69	70
Pool # J31731, 3.00%, 5/1/2030	379	371
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	16	17
Pool # G30325, 5.50%, 3/1/2027	527	539
Pool # C91261, 4.50%, 8/1/2029	106	108
Pool # C91349, 4.50%, 12/1/2030	104	105
Pool # G30565, 4.50%, 10/1/2031	225	226
Pool # G30701, 5.00%, 11/1/2031	83	84
Pool # C91388, 3.50%, 2/1/2032	2,305	2,285
SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C91447, 3.50%, 5/1/2032	173	168
Pool # C91449, 4.00%, 5/1/2032	840	842
Pool # C91581, 3.00%, 11/1/2032	889	856
Pool # G30669, 4.50%, 12/1/2033	1,248	1,258
Pool # C91761, 4.00%, 5/1/2034	862	864
Pool # K92617, 3.00%, 4/1/2035	4,099	3,949
Pool # C91862, 3.50%, 1/1/2036	3,005	2,972
Pool # C91880, 3.50%, 6/1/2036	1,639	1,622
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	77	80
Pool # G01665, 5.50%, 3/1/2034	1,638	1,733
Pool # G05046, 5.00%, 11/1/2036	89	93
Pool # G03073, 5.50%, 7/1/2037	740	785
Pool # G04772, 7.00%, 8/1/2038	96	103
Pool # G05091, 4.50%, 9/1/2038	696	712
Pool # G05798, 5.50%, 1/1/2040	174	185
Pool # G06061, 4.00%, 10/1/2040	3,794	3,801
Pool # Q06999, 4.00%, 3/1/2042	1,934	1,932
Pool # Q35618, 4.00%, 8/1/2045	2,498	2,489
Pool # G60701, 4.50%, 3/1/2046	2,287	2,336
Pool # G08729, 4.50%, 9/1/2046	461	467
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	2,715	2,541
Pool # U79013, 2.50%, 4/1/2028	586	569
Pool # U79014, 2.50%, 5/1/2028	700	680
Pool # T40143, 2.50%, 7/1/2028	573	536
Pool # U79019, 3.00%, 7/1/2028	124	121
Pool # U79026, 2.50%, 9/1/2028	139	135
Pool # U49013, 3.00%, 9/1/2028	1,173	1,144
Pool # G20027, 10.00%, 10/1/2030	18	19
Pool # G20028, 7.50%, 12/1/2036	1,746	1,827
Pool # RE6019, 3.00%, 12/1/2049	602	553
Pool # RE6030, 3.50%, 2/1/2050	465	439
Pool # RE6028, 3.00%, 4/1/2050	365	335
Pool # RE6048, 2.50%, 5/1/2050	1,460	1,294
Pool # RE6041, 3.00%, 5/1/2050	5,778	5,310
FHLMC UMBS, 15 Year
Pool # ZS8076, 4.00%, 7/1/2033	1,992	2,018
Pool # ZS8124, 4.00%, 8/1/2033	3,116	3,130
FHLMC UMBS, 20 Year Pool # ZT1674, 5.00%, 2/1/2035	4,462	4,548
FHLMC UMBS, 30 Year
Pool # ZM4070, 4.00%, 9/1/2047	3,325	3,299
Pool # ZM4714, 3.50%, 11/1/2047	2,029	1,962
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA
Pool # 325081, ARM, 2.72%, 10/1/2025 (c)	3	3
Pool # 409902, ARM, 2.49%, 6/1/2027 (c)	5	5
Pool # 52597, ARM, 2.47%, 7/1/2027 (c)	1	1
Pool # 725902, ARM, 1.91%, 9/1/2034 (c)	46	46
Pool # 810896, ARM, 2.91%, 1/1/2035 (c)	22	22
Pool # 865095, ARM, 4.35%, 10/1/2035 (c)	373	373
Pool # 894571, ARM, 3.27%, 3/1/2036 (c)	591	610
Pool # AD0295, ARM, 3.33%, 3/1/2036 (c)	240	238
Pool # 877009, ARM, 4.23%, 3/1/2036 (c)	282	291
Pool # 895687, ARM, 2.97%, 5/1/2036 (c)	42	43
Pool # 882099, ARM, 3.03%, 7/1/2036 (c)	69	69
Pool # 884722, ARM, 3.71%, 8/1/2036 (c)	65	64
Pool # 745858, ARM, 3.73%, 8/1/2036 (c)	33	34
Pool # 886558, ARM, 4.02%, 8/1/2036 (c)	148	151
Pool # 887714, ARM, 4.16%, 8/1/2036 (c)	93	92
Pool # 882241, ARM, 3.90%, 10/1/2036 (c)	114	113
Pool # 870920, ARM, 1.87%, 12/1/2036 (c)	18	18
Pool # 905593, ARM, 1.97%, 12/1/2036 (c)	24	25
Pool # 905196, ARM, 2.29%, 12/1/2036 (c)	17	17
Pool # AD0296, ARM, 2.64%, 12/1/2036 (c)	380	378
Pool # 888143, ARM, 1.82%, 1/1/2037 (c)	41	42
Pool # 920954, ARM, 3.34%, 1/1/2037 (c)	359	367
Pool # 913984, ARM, 3.69%, 2/1/2037 (c)	250	256
Pool # 910178, ARM, 2.36%, 3/1/2037 (c)	416	414
Pool # 936588, ARM, 1.89%, 4/1/2037 (c)	60	62
Pool # 888750, ARM, 2.55%, 4/1/2037 (c)	45	46
Pool # 948208, ARM, 3.29%, 7/1/2037 (c)	389	395
Pool # 944105, ARM, 3.53%, 7/1/2037 (c)	4	4
Pool # 950385, ARM, 3.16%, 8/1/2037 (c)	5	5
Pool # 950382, ARM, 3.39%, 8/1/2037 (c)	796	804
Pool # 952182, ARM, 1.95%, 11/1/2037 (c)	149	152
Pool # AD0081, ARM, 2.39%, 11/1/2037 (c)	134	133
Pool # 995108, ARM, 3.19%, 11/1/2037 (c)	356	364
Pool # 966911, ARM, 2.04%, 12/1/2037 (c)	38	39
FNMA UMBS, 10 Year Pool # MA2233, 2.50%, 4/1/2025	41	41
FNMA UMBS, 15 Year
Pool # 889094, 6.50%, 1/1/2023	4	4
Pool # 995286, 6.50%, 3/1/2023	1	1
Pool # AL0229, 5.50%, 9/1/2023	5	5
Pool # AA1035, 6.00%, 12/1/2023	16	16
Pool # AD0471, 5.50%, 1/1/2024	—	—
Pool # 995381, 6.00%, 1/1/2024	13	13
Pool # AE0081, 6.00%, 7/1/2024	69	69
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	301

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 931730, 5.00%, 8/1/2024	46	47
Pool # AD0365, 5.50%, 9/1/2024	3	3
Pool # AD0662, 5.50%, 1/1/2025	152	153
Pool # AL2193, 5.50%, 7/1/2025	223	224
Pool # AJ5336, 3.00%, 11/1/2026	54	53
Pool # AK0971, 3.00%, 2/1/2027	54	53
Pool # AO0800, 3.00%, 4/1/2027	72	71
Pool # AP7842, 3.00%, 9/1/2027	63	61
Pool # AL3439, 4.00%, 9/1/2027	261	261
Pool # AL4307, 4.00%, 10/1/2028	514	518
Pool # AL6105, 4.00%, 12/1/2029	45	45
Pool # FM3524, 3.00%, 4/1/2032 (e)	9,142	8,928
Pool # FM4436, 4.00%, 6/1/2034	2,376	2,383
FNMA UMBS, 20 Year
Pool # 745763, 6.50%, 3/1/2025	13	14
Pool # 256714, 5.50%, 5/1/2027	131	135
Pool # MA0214, 5.00%, 10/1/2029	683	693
Pool # AD5474, 5.00%, 5/1/2030	219	223
Pool # MA0534, 4.00%, 10/1/2030	100	100
Pool # AL4165, 4.50%, 1/1/2031	576	584
Pool # MA0804, 4.00%, 7/1/2031	106	106
Pool # MA0792, 4.50%, 7/1/2031	938	944
Pool # MA3894, 4.00%, 9/1/2031	142	142
Pool # 890653, 4.50%, 1/1/2032	494	501
Pool # AL5958, 4.00%, 3/1/2032	1,125	1,131
Pool # MA1037, 3.00%, 4/1/2032	961	925
Pool # AL1722, 4.50%, 4/1/2032	81	82
Pool # AB5811, 3.00%, 8/1/2032	1,381	1,329
Pool # AL7474, 3.50%, 10/1/2032	881	873
Pool # MA1270, 2.50%, 11/1/2032	581	551
Pool # AL3190, 4.00%, 12/1/2032	405	406
Pool # MA1802, 3.00%, 1/1/2034	733	705
Pool # AL8051, 4.00%, 5/1/2034	3,467	3,472
Pool # AL5373, 4.50%, 5/1/2034	414	417
Pool # MA2587, 3.50%, 4/1/2036	2,073	2,049
Pool # FM2477, 3.00%, 5/1/2036	3,183	3,064
Pool # AS7789, 3.00%, 8/1/2036	3,696	3,548
Pool # BM1370, 3.00%, 4/1/2037	1,785	1,710
Pool # BJ2544, 3.00%, 12/1/2037	1,302	1,247
Pool # FM2922, 3.00%, 2/1/2038	2,236	2,152
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	1	1
Pool # 555889, 8.00%, 12/1/2030	8	8
Pool # 254548, 5.50%, 12/1/2032	864	907
Pool # 555458, 5.50%, 5/1/2033	1,683	1,782
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AB0054, 4.50%, 12/1/2034	2,104	2,142
Pool # 735503, 6.00%, 4/1/2035	1,181	1,250
Pool # 745275, 5.00%, 2/1/2036	1,991	2,074
Pool # 889118, 5.50%, 4/1/2036	2,292	2,416
Pool # 889209, 5.00%, 5/1/2036	118	123
Pool # 745948, 6.50%, 10/1/2036	168	181
Pool # 889494, 5.50%, 1/1/2037	157	166
Pool # AD0249, 5.50%, 4/1/2037	1,600	1,687
Pool # 995024, 5.50%, 8/1/2037	239	254
Pool # 950302, 7.00%, 8/1/2037	414	448
Pool # 888890, 6.50%, 10/1/2037	501	538
Pool # 929005, 6.00%, 1/1/2038	277	295
Pool # 890268, 6.50%, 10/1/2038	889	951
Pool # 995149, 6.50%, 10/1/2038	537	576
Pool # AL7521, 5.00%, 6/1/2039	306	318
Pool # AC3237, 5.00%, 10/1/2039	133	139
Pool # AB2025, 5.00%, 1/1/2040	902	941
Pool # AD6431, 4.50%, 6/1/2040	157	160
Pool # AT6153, 4.00%, 2/1/2042	7,018	7,024
Pool # AK6740, 4.00%, 3/1/2042	1,602	1,608
Pool # AL2171, 4.00%, 6/1/2042	2,088	2,089
Pool # AO9370, 3.50%, 7/1/2042	2,992	2,913
Pool # AO7185, 4.00%, 9/1/2042	796	794
Pool # AB9260, 3.50%, 5/1/2043	2,365	2,302
Pool # AS1334, 4.50%, 12/1/2043	2,455	2,506
Pool # BM3560, 4.00%, 11/1/2044	1,174	1,171
Pool # FM3582, 4.00%, 11/1/2044	1,584	1,585
Pool # AL7622, 4.00%, 5/1/2045	2,656	2,652
Pool # AL7590, 3.50%, 10/1/2045	697	677
Pool # BM5450, 5.00%, 2/1/2049	3,836	3,968
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	44	44
FNMA, Other
Pool # AB7351, 2.50%, 12/1/2027	585	559
Pool # AQ8837, 2.50%, 12/1/2027	372	361
Pool # AQ9357, 2.50%, 1/1/2028	191	178
Pool # AQ9760, 2.50%, 2/1/2028	995	950
Pool # MA1360, 2.50%, 2/1/2028	1,211	1,175
Pool # MA1557, 3.00%, 8/1/2028	201	196
Pool # BK4847, 2.50%, 4/1/2033	376	354
Pool # BF0194, 4.50%, 7/1/2040	2,848	2,850
Pool # MA0896, 4.00%, 11/1/2041	372	357
Pool # MA1188, 3.00%, 9/1/2042	1,895	1,742
Pool # MA1349, 3.00%, 2/1/2043	1,763	1,621
Pool # MA1371, 3.00%, 3/1/2043	583	536
Pool # MA1433, 3.00%, 5/1/2043	772	710
SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1510, 4.00%, 7/1/2043	897	892
Pool # AL6167, 3.50%, 1/1/2044	1,325	1,286
Pool # BM3994, 3.50%, 1/1/2044	1,705	1,656
Pool # AL6854, 3.00%, 2/1/2044	2,424	2,277
Pool # AL7826, 3.50%, 1/1/2046	2,002	1,935
Pool # MA2621, 3.50%, 5/1/2046	398	378
Pool # MA2744, 3.50%, 9/1/2046	943	895
Pool # BH8493, 3.00%, 11/1/2047	1,454	1,337
Pool # MA3197, 3.00%, 11/1/2047	704	647
Pool # BM5053, 3.00%, 4/1/2048	548	499
Pool # BM6073, 3.00%, 7/1/2049	1,279	1,178
Pool # MA3876, 3.00%, 12/1/2049	2,334	2,146
Pool # MA3913, 3.00%, 1/1/2050	1,119	1,029
Pool # CA5133, 3.00%, 2/1/2050	553	508
Pool # MA3971, 3.00%, 3/1/2050	3,535	3,251
Pool # CA5979, 3.00%, 5/1/2050	532	489
Pool # MA4029, 3.00%, 5/1/2050	497	457
Pool # MA4057, 2.50%, 6/1/2050	849	750
Pool # CA6065, 3.00%, 6/1/2050	415	381
Pool # MA4058, 3.00%, 6/1/2050	352	324
Pool # CA6385, 3.00%, 7/1/2050	523	481
Freddie Mac Pool, 15 Year Pool # SB0389, 3.50%, 12/1/2033 (e)	10,000	9,847
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	4	4
Pool # 783929, 4.00%, 5/15/2026	53	54
GNMA I, 30 Year
Pool # 403964, 9.00%, 9/15/2024	1	1
Pool # 780831, 9.50%, 12/15/2024	—	—
Pool # 780115, 8.50%, 4/15/2025	1	1
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 687926, 6.50%, 9/15/2038	1,212	1,324
Pool # 785282, 4.25%, 10/15/2040	9,769	9,802
Pool # AE7700, 3.50%, 8/15/2043	527	521
GNMA II
Pool # 8746, ARM, 1.75%, 11/20/2025 (c)	11	11
Pool # 8790, ARM, 2.63%, 1/20/2026 (c)	5	5
Pool # 80053, ARM, 2.63%, 3/20/2027 (c)	—	—
Pool # 80152, ARM, 2.63%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	51	51
Pool # 5208, 3.00%, 10/20/2026	769	757
Pool # 5277, 3.50%, 1/20/2027	162	160
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2	2
Pool # 1989, 8.50%, 4/20/2025	3	3
Pool # 2285, 8.00%, 9/20/2026	4	4
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2646, 7.50%, 9/20/2028	2	3
Pool # 4224, 7.00%, 8/20/2038	540	594
Pool # 4245, 6.00%, 9/20/2038	746	810
Pool # 4247, 7.00%, 9/20/2038	1,093	1,181
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	815	776
Total Mortgage-Backed Securities (Cost $236,079)		220,166
	SHARES (000)
Short-Term Investments — 8.7%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (f) (g) (Cost $286,682)	286,682	286,682
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 5.1%
U.S. Treasury Bills
0.77%, 9/8/2022 (h) (i)	15,395	15,389
2.08%, 9/13/2022 (h)	39,790	39,761
2.41%, 10/11/2022 (h)	39,875	39,769
1.49%, 3/23/2023 (h)	148,015	145,630
3.25%, 8/10/2023 (h)	163,605	158,338
Total U.S. Treasury Obligations (Cost $400,397)		398,887
Total Short-Term Investments (Cost $687,079)		685,569
Total Investments — 102.1% (Cost $8,379,812)		8,017,051
Liabilities in Excess of Other Assets — (2.1)%		(166,645)
NET ASSETS — 100.0%		7,850,406

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	303

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2022.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2022.
(h)	The rate shown is the effective yield as of August 31, 2022.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	10,070	12/30/2022	USD	2,097,078	(4,139)
Short Contracts
U.S. Treasury 10 Year Note	(927)	12/20/2022	USD	(108,111)	836
U.S. Treasury 10 Year Ultra Note	(480)	12/20/2022	USD	(59,933)	514
U.S. Treasury Ultra Bond	(98)	12/20/2022	USD	(14,590)	52
U.S. Treasury 5 Year Note	(5,147)	12/30/2022	USD	(569,628)	2,724
					4,126
					(13)

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. Morgan Income Funds	August 31, 2022

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	305

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 40.0%
Aerospace & Defense — 0.8%
Boeing Co. (The)
4.88%, 5/1/2025	21,520	21,580
2.20%, 2/4/2026	13,285	12,157
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	910	804
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	960	857
Howmet Aerospace, Inc.
5.90%, 2/1/2027	555	558
3.00%, 1/15/2029	814	687
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	1,615	1,579
TransDigm, Inc. 6.25%, 3/15/2026 (a)	2,230	2,191
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	831	841
6.25%, 9/15/2024 (a)	455	419
7.75%, 8/15/2025	350	295
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	956	574
		42,542
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,925	2,783
5.75%, 4/20/2029 (a)	2,114	1,908
United Airlines, Inc. 4.38%, 4/15/2026 (a)	1,711	1,560
		6,251
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	2,965	2,744
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	455	423
5.88%, 6/1/2029 (a)	855	804
3.75%, 1/30/2031 (a)	1,227	994
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	2,485	2,323
Clarios Global LP
6.75%, 5/15/2025 (a)	1,450	1,443
6.25%, 5/15/2026 (a)	1,232	1,218
Dana, Inc.
5.63%, 6/15/2028	1,105	992
4.50%, 2/15/2032	1,520	1,213
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,800	2,510
5.25%, 7/15/2031	480	414
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued
Icahn Enterprises LP
6.25%, 5/15/2026	560	537
5.25%, 5/15/2027	1,230	1,119
		16,734
Automobiles — 1.0%
Hyundai Capital America
2.85%, 11/1/2022 (a)	13,345	13,323
2.38%, 2/10/2023 (a)	4,375	4,341
5.75%, 4/6/2023 (a)	6,455	6,507
3.00%, 2/10/2027 (a)	4,606	4,206
Mercedes-Benz Finance North America LLC (Germany) 3.35%, 2/22/2023 (a)	150	150
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	9,385	7,957
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	7,500	6,944
Stellantis Finance US, Inc. 1.71%, 1/29/2027 (a)	12,150	10,510
Volkswagen Group of America Finance LLC (Germany) 4.25%, 11/13/2023 (a)	1,605	1,603
		55,541
Banks — 13.0%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	15,936
AIB Group plc (Ireland)
4.75%, 10/12/2023 (a)	7,200	7,140
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,520	1,480
ANZ New Zealand Int'l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	555
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (a)	9,310	9,154
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (b)	17,660	16,433
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	15,743
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,186
Banco Santander SA (Spain)
3.85%, 4/12/2023	6,000	5,989
2.75%, 5/28/2025	3,200	3,009
SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.15%, 8/18/2025	3,200	3,185
5.18%, 11/19/2025	2,600	2,575
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	14,400	12,396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (b)	7,600	7,132
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	9,280	9,246
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	7,825	7,337
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	10,496
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	16,110
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	27,945	24,543
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	7,170	6,809
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	15,140	13,956
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,862	4,265
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	9,185	8,645
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	12,730	12,227
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	7,706
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,564
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	19,033	17,468
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	12,715	11,256
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	5,130	5,113
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (b)	4,000	3,923
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	9,028	8,415
(SOFR + 1.40%), 2.63%, 11/7/2025 (b)	852	807
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	6,255	5,696
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	13,295	12,915
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	14,980	13,206
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	13,450	13,128
ING Groep NV (Netherlands)
3.55%, 4/9/2024	475	469
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	5,627
(SOFR + 1.83%), 4.02%, 3/28/2028 (b)	10,450	9,907
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	9,830	9,801
4.65%, 3/24/2026	22,800	22,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	11,310	11,158
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	10,435
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	23,520	23,421
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	12,328
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	17,930	17,828
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (b)	8,555	8,507
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	8,595
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (b)	10,000	9,945
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (b)	13,415	13,365
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	11,070	10,357
4.75%, 9/15/2025 (a)	10,567	10,257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	7,000	6,259
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	10,975	10,506
4.25%, 4/14/2025 (a)	15,794	15,465
4.25%, 8/19/2026 (a)	3,530	3,365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	15,685	13,576
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	307

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	5,277	5,287
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	20,000	19,895
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (b)	6,000	5,557
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	65	65
4.44%, 4/2/2024 (a)	26,630	26,487
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,430	12,615
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	5,410	4,578
Wells Fargo & Co.
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	2,600	2,484
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	5,080	4,780
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,150	6,693
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	14,215	14,119
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	12,054
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	17,920	16,828
		705,603
Beverages — 0.0% ^
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	1,458	1,343
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,265	1,585
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	1,725	1,438
		3,023
Building Products — 0.2%
Griffon Corp. 5.75%, 3/1/2028	2,320	2,146
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,540	1,193
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	1,980	1,675
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	455	416
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
4.75%, 1/15/2028 (a)	3,000	2,622
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,675	1,507
		9,559
Capital Markets — 4.6%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	411	266
3.63%, 10/1/2031 (a)	411	250
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250	246
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	15,000	13,878
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	6,840	6,111
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	14,765	12,424
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	11,880	11,457
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	5,250	4,628
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	10,850	9,217
Goldman Sachs Group, Inc. (The)
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (b)	15,000	14,878
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	13,325	13,063
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	11,368
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	26,344
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (b)	5,005	4,990
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	10,000	10,006
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	4,970
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	8,868
Morgan Stanley
(SOFR + 0.62%), 0.73%, 4/5/2024 (b)	17,970	17,578
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	1,885	1,877
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	7,750	7,280
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	16,298
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	9,235	8,496
1.65%, 7/14/2026	17,065	15,016
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	7,852	7,766
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,525
SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	7,500	7,362
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	13,560	11,777
		248,939
Chemicals — 0.6%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,310	2,140
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	3,250	2,856
Celanese US Holdings LLC
3.50%, 5/8/2024	290	283
5.90%, 7/5/2024	6,010	6,056
1.40%, 8/5/2026	6,110	5,128
Chemours Co. (The)
5.38%, 5/15/2027	726	670
5.75%, 11/15/2028 (a)	1,836	1,643
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,280	2,849
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,785	1,544
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	951	894
5.25%, 6/1/2027 (a)	1,528	1,349
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	2,244	2,098
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,823	2,262
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,970	1,698
WR Grace Holdings LLC
5.63%, 10/1/2024 (a)	1,250	1,234
4.88%, 6/15/2027 (a)	824	762
5.63%, 8/15/2029 (a)	497	393
		33,859
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,330	1,942
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,995	1,672
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,865	1,716
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,827
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,515	1,332
9.50%, 11/1/2027 (a)	745	679
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	2,975	2,514
Madison IAQ LLC 4.13%, 6/30/2028 (a)	3,240	2,778
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	3,740	3,599
3.38%, 8/31/2027 (a)	1,190	1,024
Stericycle, Inc. 3.88%, 1/15/2029 (a)	1,490	1,291
		20,374
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	4,350	4,111
8.25%, 3/1/2027 (a)	905	776
4.75%, 9/1/2029 (a)	506	430
		5,317
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,840	1,642
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,064
Weekley Homes LLC 4.88%, 9/15/2028 (a)	2,500	2,072
		4,778
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	148
6.50%, 7/15/2025	12,075	12,364
1.75%, 1/30/2026	7,120	6,276
2.45%, 10/29/2026	13,070	11,525
Ally Financial, Inc. 5.13%, 9/30/2024	730	739
American Express Co.
3.40%, 2/27/2023	265	265
(ICE LIBOR USD 3 Month + 0.75%), 3.55%, 8/3/2023 (b)	35	35
3.70%, 8/3/2023	35	35
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	3,926	3,849
5.50%, 1/15/2026 (a)	5,000	4,821
Capital One Financial Corp.
3.90%, 1/29/2024	2,405	2,396
(SOFR + 2.16%), 4.98%, 7/24/2026 (b)	16,370	16,347
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	10,440	9,199
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	230	225
4.39%, 1/8/2026	1,710	1,610
4.54%, 8/1/2026	1,385	1,290
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	309

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.13%, 8/17/2027	4,430	3,990
5.11%, 5/3/2029	3,940	3,641
4.00%, 11/13/2030	1,220	1,019
General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,120
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (d)	1,165	943
Navient Corp.
5.88%, 10/25/2024	525	504
5.00%, 3/15/2027	160	137
OneMain Finance Corp.
6.88%, 3/15/2025	570	554
7.13%, 3/15/2026	2,553	2,378
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	17,252	17,036
		106,446
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	400	378
4.13%, 8/15/2026 (a)	1,550	1,337
5.25%, 8/15/2027 (a)	2,440	1,764
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	2,830	2,309
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,700	1,460
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	2,925	2,615
LABL, Inc. 6.75%, 7/15/2026 (a)	1,755	1,667
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	3,105	3,006
7.25%, 4/15/2025 (a)	740	673
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,000	1,856
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,090	952
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	1,765	1,693
		19,710
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	1,665	1,372
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	2,165	2,053
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — continued
3.85%, 6/15/2025 (a)	14,380	13,865
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	1,350	1,289
		17,207
Diversified Telecommunication Services — 0.6%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	1,224
Altice France SA (France)
5.13%, 7/15/2029 (a)	742	564
5.50%, 10/15/2029 (a)	1,197	945
CCO Holdings LLC
4.00%, 3/1/2023 (a)	180	179
5.13%, 5/1/2027 (a)	4,378	4,156
5.00%, 2/1/2028 (a)	5,490	5,017
4.25%, 2/1/2031 (a)	4,796	3,913
4.75%, 2/1/2032 (a)	615	509
4.50%, 6/1/2033 (a)	2,720	2,135
4.25%, 1/15/2034 (a)	1,565	1,191
ESC Co., Intelsat Jackson Holdings, Ltd. 5.50%, 8/1/2023 ‡ (f)	1,590	—
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,489	1,389
6.75%, 5/1/2029 (a)	1,010	871
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	973	882
Level 3 Financing, Inc. 5.38%, 5/1/2025	450	450
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	1,230	1,063
4.00%, 2/15/2027 (a)	6,409	5,571
Sprint Capital Corp. 8.75%, 3/15/2032	800	966
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	2,011
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	867
		33,903
Electric Utilities — 1.8%
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023 (a)	6,087	6,062
Edison International
2.40%, 9/15/2022	6,000	5,996
2.95%, 3/15/2023	5,410	5,391
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (c)	4,200	4,072
7.13%, 2/11/2025 (c)	1,000	938
SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,253
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	23,680	21,836
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	20
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,305
ITC Holdings Corp. 2.70%, 11/15/2022	5,805	5,795
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	226
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	10,148	9,853
2.00%, 12/2/2025 (a)	10,000	9,074
6.63%, 1/15/2027	784	778
5.75%, 1/15/2028	1,400	1,320
5.25%, 6/15/2029 (a)	1,185	1,059
PG&E Corp. 5.00%, 7/1/2028	3,717	3,301
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	18,840	17,100
5.63%, 2/15/2027 (a)	2,010	1,935
4.38%, 5/1/2029 (a)	367	320
		97,634
Electrical Equipment — 0.0% ^
Sensata Technologies BV 4.00%, 4/15/2029 (a)	1,130	976
Electronic Equipment, Instruments & Components — 0.0% ^
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	1,195	1,065
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,631	3,027
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	675	614
Oceaneering International, Inc. 4.65%, 11/15/2024	2,205	2,057
		5,698
Entertainment — 0.3%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	2,300	1,863
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	410	409
4.75%, 10/15/2027 (a)	2,735	2,489
Magallanes, Inc. 3.76%, 3/15/2027 (a)	10,000	9,341
		14,102
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.
3.00%, 6/15/2023	110	109
2.75%, 1/15/2027	3,000	2,747
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	2,550	2,340
Office Properties Income Trust 2.65%, 6/15/2026	7,287	5,867
RHP Hotel Properties LP 4.75%, 10/15/2027	3,110	2,828
VICI Properties LP 5.63%, 5/1/2024 (a)	1,500	1,502
		15,393
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	5,153	4,702
3.50%, 3/15/2029 (a)	258	212
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	1,610	1,518
Rite Aid Corp. 8.00%, 11/15/2026 (a)	2,309	1,882
		8,314
Food Products — 0.7%
Bunge Ltd. Finance Corp.
3.00%, 9/25/2022	100	100
1.63%, 8/17/2025	10,338	9,597
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	1,663	1,499
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	946	899
4.63%, 4/15/2030 (a)	3,004	2,609
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	12,725
4.90%, 4/21/2027 (a)	13,020	12,499
		39,928
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,185	1,078
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,806	1,531
5.25%, 10/1/2029 (a)	1,812	1,523
		4,132
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,425	2,297
5.00%, 4/15/2029 (a)	100	93
Aetna, Inc. 2.80%, 6/15/2023	60	59
Centene Corp. 4.63%, 12/15/2029	5,050	4,757
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	311

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,033
6.00%, 1/15/2029 (a)	1,644	1,349
5.25%, 5/15/2030 (a)	1,439	1,090
4.75%, 2/15/2031 (a)	3,390	2,503
DaVita, Inc. 4.63%, 6/1/2030 (a)	3,405	2,741
Elevance Health, Inc. 2.95%, 12/1/2022	75	75
Encompass Health Corp.
4.75%, 2/1/2030	2,255	1,929
4.63%, 4/1/2031	1,375	1,136
HCA, Inc. 5.88%, 2/1/2029	1,940	1,977
Highmark, Inc. 1.45%, 5/10/2026 (a)	13,265	11,955
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	2,906	2,761
6.25%, 2/1/2027 (a)	2,975	2,869
4.63%, 6/15/2028 (a)	455	414
4.25%, 6/1/2029 (a)	923	796
		40,834
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	1,145	1,107
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	1,805	1,604
Boyd Gaming Corp. 4.75%, 12/1/2027	1,360	1,269
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,065	1,837
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	1,716	1,676
4.63%, 10/15/2029 (a)	1,061	853
Carnival Corp.
9.88%, 8/1/2027 (a)	2,081	2,089
4.00%, 8/1/2028 (a)	1,083	903
6.00%, 5/1/2029 (a)	2,224	1,686
Cedar Fair LP
5.50%, 5/1/2025 (a)	550	539
5.25%, 7/15/2029	1,665	1,516
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (c)	5,000	4,515
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	889
4.00%, 5/1/2031 (a)	126	106
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,435	1,370
KFC Holding Co. 4.75%, 6/1/2027 (a)	405	389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	341
4.50%, 6/15/2029 (a)	1,805	1,522
MGM Resorts International
5.75%, 6/15/2025	629	610
5.50%, 4/15/2027	1,192	1,098
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	1,810	1,825
11.50%, 6/1/2025 (a)	164	174
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	585	561
5.50%, 4/15/2027 (a)	1,311	1,202
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	525	531
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,850	1,594
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	835	836
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	390	373
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,320	1,316
5.13%, 10/1/2029 (a)	1,900	1,594
Yum! Brands, Inc. 4.63%, 1/31/2032	748	661
		35,479
Household Durables — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,860	1,730
Lennar Corp.
4.88%, 12/15/2023	150	151
5.25%, 6/1/2026	2,965	2,986
4.75%, 11/29/2027	6,500	6,326
PulteGroup, Inc. 5.50%, 3/1/2026	9,819	9,944
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	3,735	3,069
		24,206
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	932
4.13%, 10/15/2030	1,256	1,045
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,123
4.38%, 3/31/2029 (a)	2,130	1,733
Spectrum Brands, Inc.
5.75%, 7/15/2025	65	63
SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
5.00%, 10/1/2029 (a)	1,840	1,602
5.50%, 7/15/2030 (a)	1,367	1,178
		7,676
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
4.50%, 2/15/2028 (a)	580	531
5.13%, 3/15/2028 (a)	1,510	1,341
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (c)	1,445	1,345
		3,217
Insurance — 0.3%
Athene Global Funding
1.45%, 1/8/2026 (a)	6,929	6,151
2.95%, 11/12/2026 (a)	7,071	6,420
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	4,505	4,471
3.85%, 9/19/2023 (a)	45	45
		17,087
Internet & Direct Marketing Retail — 0.1%
B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030 (c)	4,300	3,298
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,570	1,173
		4,471
IT Services — 0.1%
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,100	885
6.13%, 12/1/2028 (a)	970	759
Block, Inc.
2.75%, 6/1/2026	1,224	1,088
3.50%, 6/1/2031	404	332
Gartner, Inc. 3.75%, 10/1/2030 (a)	927	795
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	1,710	1,600
		5,459
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	744
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	2,475	2,133
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — 0.0% ^
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,350	1,229
Media — 1.1%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	900	726
5.75%, 8/15/2029 (a)	1,363	1,098
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	4,540	4,066
7.75%, 4/15/2028 (a)	832	677
CSC Holdings LLC
5.38%, 2/1/2028 (a)	1,615	1,467
6.50%, 2/1/2029 (a)	5,165	4,753
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	977	186
Directv Financing LLC 5.88%, 8/15/2027 (a)	2,636	2,412
DISH DBS Corp.
5.88%, 11/15/2024	1,524	1,379
7.75%, 7/1/2026	7,455	5,878
5.25%, 12/1/2026 (a)	3,435	2,836
5.75%, 12/1/2028 (a)	1,045	802
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,393	2,022
Gray Television, Inc. 7.00%, 5/15/2027 (a)	350	345
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,242
8.38%, 5/1/2027	1,990	1,753
5.25%, 8/15/2027 (a)	430	386
Lamar Media Corp.
3.75%, 2/15/2028	110	99
4.88%, 1/15/2029	1,820	1,690
News Corp. 3.88%, 5/15/2029 (a)	1,238	1,077
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,350	1,285
4.75%, 11/1/2028 (a)	2,181	1,974
Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	2,007	1,990
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	690	585
5.38%, 1/15/2031 (a)	1,315	1,088
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	412
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	1,495	1,282
4.13%, 12/1/2030 (a)	1,045	851
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,122
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	313

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.50%, 7/1/2029 (a)	4,460	4,170
Stagwell Global LLC 5.63%, 8/15/2029 (a)	3,205	2,718
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	695
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	2,465	2,156
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	2,524	2,366
		59,588
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	925	887
6.13%, 5/15/2028 (a)	2,150	2,090
Arconic Corp.
6.00%, 5/15/2025 (a)	1,409	1,383
6.13%, 2/15/2028 (a)	1,978	1,857
ATI, Inc. 5.88%, 12/1/2027	2,200	2,091
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	1,351	1,366
5.88%, 6/1/2027	670	641
Constellium SE 5.88%, 2/15/2026 (a)	956	919
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	3,150	2,975
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	1,835	1,676
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	2,135	1,839
Novelis Corp.
4.75%, 1/30/2030 (a)	1,690	1,470
3.88%, 8/15/2031 (a)	402	324
		19,518
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	3,000	2,807
Nordstrom, Inc. 2.30%, 4/8/2024	2,070	1,944
		4,751
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (c)	3,000	2,456
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	75
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	3,928
		6,459
Oil, Gas & Consumable Fuels — 2.7%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	16,355	14,589
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	1,810	1,842
5.38%, 6/15/2029 (a)	762	699
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,420	1,444
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,029
Azure Power Energy Ltd. (India) 3.58%, 8/19/2026 (a)	1,861	1,233
Buckeye Partners LP
4.15%, 7/1/2023	605	594
4.13%, 3/1/2025 (a)	260	243
4.13%, 12/1/2027	530	469
4.50%, 3/1/2028 (a)	725	642
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	870	893
Cheniere Energy Partners LP 4.50%, 10/1/2029	1,500	1,381
Cheniere Energy, Inc. 4.63%, 10/15/2028	545	525
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	2,910	2,841
CNX Resources Corp. 7.25%, 3/14/2027 (a)	1,950	1,936
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,411	2,301
Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,350	2,265
Devon Energy Corp. 5.25%, 9/15/2024	1,333	1,353
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	2,721	2,389
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	2,000	1,874
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (c)	1,744	1,677
4.88%, 3/30/2026 (c)	1,363	1,257
Energy Transfer LP 4.05%, 3/15/2025	14,000	13,742
EQM Midstream Partners LP
4.00%, 8/1/2024	361	341
6.50%, 7/1/2027 (a)	560	541
4.50%, 1/15/2029 (a)	1,252	1,078
4.75%, 1/15/2031 (a)	527	456
Genesis Energy LP
6.50%, 10/1/2025	620	577
6.25%, 5/15/2026	1,923	1,737
7.75%, 2/1/2028	222	206
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	24,782	22,802
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	4,016	3,382
Gulfport Energy Corp.
8.00%, 5/17/2026	23	23
8.00%, 5/17/2026 (a)	514	518
SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (f)	660	1
6.00%, 10/15/2024 ‡ (f)	1,080	1
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	1,020	995
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (c)	1,200	1,178
6.50%, 6/30/2027 (c)	1,850	1,800
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	1,613	1,630
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	1,640	1,501
NuStar Logistics LP
5.75%, 10/1/2025	1,282	1,223
6.00%, 6/1/2026	985	930
5.63%, 4/28/2027	960	874
6.38%, 10/1/2030	172	157
Occidental Petroleum Corp.
6.38%, 9/1/2028	172	180
8.88%, 7/15/2030	449	525
6.63%, 9/1/2030	1,642	1,754
6.13%, 1/1/2031	1,552	1,613
7.88%, 9/15/2031	770	887
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (c)	1,000	1,014
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	2,300	1,943
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	1,800	1,697
4.50%, 1/23/2026	3,800	3,407
6.88%, 8/04/2026	3,950	3,687
6.49%, 1/23/2027	3,200	2,835
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	630
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	13,576	13,953
Southwestern Energy Co.
5.38%, 2/1/2029	2,390	2,259
5.38%, 3/15/2030	578	542
4.75%, 2/1/2032	337	300
Sunoco LP 4.50%, 5/15/2029	1,815	1,542
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	2,070	2,073
6.00%, 12/31/2030 (a)	1,170	1,024
Western Midstream Operating LP
3.35%, 2/1/2025 (e)	410	387
4.30%, 2/1/2030 (e)	2,045	1,846
		145,267
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,569	2,372
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,764	1,451
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	970	895
		4,718
Pharmaceuticals — 0.4%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	4,880	2,928
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	1,929
5.00%, 1/30/2028 (a)	4,019	1,507
4.88%, 6/1/2028 (a)	6,083	4,205
5.25%, 1/30/2030 (a)	208	77
5.25%, 2/15/2031 (a)	420	161
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,199	1,081
Organon & Co.
4.13%, 4/30/2028 (a)	1,314	1,179
5.13%, 4/30/2031 (a)	1,627	1,424
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	3,220	2,737
Viatris, Inc. 1.65%, 6/22/2025	5,285	4,817
		22,045
Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,270	1,060
Realogy Group LLC 5.75%, 1/15/2029 (a)	905	709
Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027 (c)	2,600	2,180
		3,949
Road & Rail — 0.6%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	2,285	2,165
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,730	2,338
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	28,075	24,712
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	1,450	1,459
		30,674
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	2,210	2,108
Broadcom Corp. 3.88%, 1/15/2027	3,020	2,903
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,011
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	315

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Microchip Technology, Inc. 4.25%, 9/1/2025	20,000	19,787
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,335	1,191
		27,000
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,860	1,592
NCR Corp.
5.75%, 9/1/2027 (a)	1,950	1,876
5.13%, 4/15/2029 (a)	1,653	1,543
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,145	1,085
		6,096
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	2,135	1,907
Bath & Body Works, Inc.
5.25%, 2/1/2028	1,060	950
7.50%, 6/15/2029	895	861
6.88%, 11/1/2035	1,190	1,039
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,585	1,104
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,785	1,525
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	849	786
3.88%, 6/1/2029 (a)	1,030	869
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,100	930
PetSmart, Inc. 4.75%, 2/15/2028 (a)	3,381	3,013
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	1,815	1,607
Staples, Inc.
7.50%, 4/15/2026 (a)	2,742	2,317
10.75%, 4/15/2027 (a)	750	551
		17,459
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
3.13%, 7/15/2029	1,135	901
4.13%, 1/15/2031	1,060	869
		1,770
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	890	859
Thrifts & Mortgage Finance — 1.2%
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.24%), 2.96%, 9/12/2023 (a) (b)	250	251
4.63%, 7/11/2024 (a)	7,000	6,909
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thrifts & Mortgage Finance — continued
2.38%, 1/14/2025 (a)	3,855	3,629
4.50%, 3/15/2025 (a)	14,422	13,990
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	17,305	15,390
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	2,250	2,001
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	1,000	995
4.00%, 9/14/2026 (a)	17,858	16,878
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	766
3.63%, 3/1/2029 (a)	2,890	2,327
		63,136
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,615	9,316
4.70%, 4/2/2027	2,760	2,686
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	4,737
Imperial Brands Finance plc (United Kingdom) 3.13%, 7/26/2024 (a)	8,410	8,092
		24,831
Trading Companies & Distributors — 1.2%
Air Lease Corp.
2.30%, 2/1/2025	12,700	11,894
3.38%, 7/1/2025	3,960	3,761
2.88%, 1/15/2026	17,365	16,018
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	4,935	4,831
1.95%, 1/30/2026 (a)	21,621	18,654
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,920	1,813
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,542	1,309
United Rentals North America, Inc.
4.88%, 1/15/2028	2,035	1,902
5.25%, 1/15/2030	500	473
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	2,492	2,492
		63,147
Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,632	2,491
Kenbourne Invest SA (Chile) 6.88%, 11/26/2024 (c)	4,100	3,955
Sprint Corp. 7.63%, 3/1/2026	2,574	2,722
SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc. 4.75%, 2/1/2028	1,158	1,133
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	135	134
		10,435
Total Corporate Bonds (Cost $2,404,049)		2,175,087
Asset-Backed Securities — 18.2%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	8,086	7,827
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	3,099	2,820
Affirm Asset Securitization Trust Series 2021-A, Class A, 0.88%, 8/15/2025 (a)	3,437	3,413
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	20,613	18,150
American Credit Acceptance Receivables Trust
Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	5,500	5,515
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	716	714
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	573
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,306
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	7,550	7,400
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	5,700	5,612
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,614	5,348
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	8,040	7,718
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	8,400	7,956
AmeriCredit Automobile Receivables Trust Series 2019-1, Class C, 3.36%, 2/18/2025	666	664
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 ‡ (a) (g)	581	498
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 ‡ (a)	2,853	2,476
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (a)	2,700	2,345
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 ‡ (a)	5,500	4,775
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 ‡ (a)	1,821	1,576
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 ‡ (a)	3,210	2,931
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 3.61%, 4/15/2031 (a) (g)	7,406	7,290
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,677	1,594
Series 2021-A, Class B, 2.40%, 7/17/2046 ‡ (a)	2,187	1,871
Ares CLO Ltd. (Cayman Islands) Series 2016-40A, Class A1RR, 3.38%, 1/15/2029 (a) (g)	12,795	12,600
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 3.84%, 4/22/2031 (a) (g)	5,550	5,466
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	2,891	2,704
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	9,564	8,604
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 3.69%, 7/20/2031 (a) (g)	4,400	4,335
CarNow Auto Receivables Trust
Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	121	121
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	2,154	2,095
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	7,190	6,732
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	6,116
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,491	1,410
Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	1,500	1,382
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,821	1,800
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	4,200	4,116
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (g)	3,683	3,477
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 ‡ (a)	2,296	1,972
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 3.51%, 1/20/2028 (a) (g)	462	456
CIG Auto Receivables Trust Series 2020-1A, Class B, 1.55%, 1/13/2025 (a)	5,556	5,541
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	2,900
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	317

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CPS Auto Receivables Trust
Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	81	81
Series 2018-B, Class E, 5.61%, 12/16/2024 (a)	5,687	5,685
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	6,500	6,506
Series 2018-D, Class E, 5.82%, 6/16/2025 (a)	12,215	12,226
Series 2019-D, Class E, 3.86%, 10/15/2025 (a)	13,013	12,708
Series 2020-A, Class C, 2.54%, 12/15/2025 (a)	252	252
Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	5,500	5,460
Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	2,000	1,958
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	8,750	8,789
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	3,500	3,406
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,743
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	18,450	17,928
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	10,720	10,295
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	14,481
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	10,456
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	5,500
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,272
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,289
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	696	689
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	9,333	8,308
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (a)	597	555
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	49	49
Series 2019-3, Class C, 2.90%, 8/15/2025	195	195
Series 2018-4, Class D, 4.09%, 1/15/2026	172	172
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	11,201	9,196
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,666
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,461
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,351
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	9,710
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	17,013
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	6,931
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (a)	3,966	3,586
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	3,385	3,397
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	560	555
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,000	5,000
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,203	4,082
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	798
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	12,675
Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,106
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	843
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	12,605
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	13,923
First Investors Auto Owner Trust Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,123
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 ‡ (a)	6,000	5,315
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	128	128
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,058
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	11,653	10,627
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (a)	993	993
Series 2019-2, Class C, 4.86%, 11/18/2026 ‡ (a)	3,907	3,906
Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	1,258	1,244
SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3FP, Class B, 1.01%, 11/20/2028 ‡ (a)	4,333	4,242
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 ‡ (a)	6,762	5,886
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 ‡ (a)	3,750	3,231
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 3.73%, 7/24/2030 (a) (g)	3,750	3,703
Series 2013-15A, Class ARR, 3.48%, 10/15/2030 (a) (g)	15,398	15,159
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	393	393
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,868
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	8,805
GLS Auto Receivables Trust Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	39	39
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	16,506	15,445
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 ‡ (a)	9,730	8,491
Series 2021-3, Class E1, 3.20%, 1/17/2041 ‡ (a)	473	414
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	8,884	8,609
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (a)	4,708	4,571
Series 2022-A, Class C, 2.82%, 6/15/2029 ‡ (a)	11,700	10,874
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	12,000	11,791
Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	10,356	10,151
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	2,229	2,125
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	12,030	11,738
Series 2021-1A, Class B, 2.47%, 11/20/2031 ‡ (a)	2,750	2,256
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	3,762
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	5,944
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	729	722
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	9,630	9,122
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	2,000	1,889
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 3.24%, 8/25/2034 ‡ (g)	263	255
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 3.68%, 7/20/2031 (a) (g)	15,398	15,119
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (a)	2,730	2,450
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 3.75%, 7/25/2030 (a) (g)	7,636	7,528
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	2,416	2,279
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	12,077	10,994
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	7,244	6,669
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	4,346	4,052
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	4,022
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	4,239	4,145
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	12,301	11,647
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	3,410	3,311
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 3.38%, 4/15/2030 (a) (g)	11,890	11,718
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 ‡ (a)	2,066	1,886
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	4,040	3,629
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	319

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	10,729	10,096
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	5,060	4,751
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	6,048	5,668
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	9,196	8,631
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (a)	3,171	2,770
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 ‡ (a)	6,250	5,460
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	12,500	10,766
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,196
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,386
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	255	255
Series 2021-2, Class D, 1.35%, 7/15/2027	3,000	2,856
Series 2021-3, Class D, 1.33%, 9/15/2027	16,000	15,141
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,274
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (a)	795	735
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (a)	707	652
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 3.79%, 1/20/2032 (a) (g)	14,340	14,083
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	4,425	4,064
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 3.44%, 7/15/2030 (a) (g)	10,000	9,847
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	2,354	2,299
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 ‡ (a)	3,760	3,299
United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	271	248
United Auto Credit Securitization Trust Series 2021-1, Class D, 1.14%, 6/10/2026 (a)	13,000	12,531
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	2,883	2,716
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	4,049	3,810
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	9,635	9,213
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	9,792	9,259
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (a)	507	506
Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	365	362
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	1,334	1,304
Series 2021-2, Class B, 1.75%, 6/20/2031 ‡ (a)	6,943	6,502
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (a)	8,998	7,977
Series 2021-5, Class B, 2.49%, 11/20/2031 ‡ (a)	13,000	11,725
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	1,902	1,891
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	2,686	2,610
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	679	656
VCAT LLC
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	9,485	8,859
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (e)	7,590	7,098
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 3.84%, 4/20/2032 (a) (g)	11,936	11,740
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (e)	4,121	3,847
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (e)	6,786	6,336
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (e)	3,933	3,710
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 ‡ (a) (e)	5,044	4,713
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (e)	3,511	3,270
SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (e)	11,285	10,665
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	7,858	7,474
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (e)	7,178	6,834
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (a) (e)	4,942	4,636
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	5,816	5,513
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	861	844
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,679
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	13,000	12,461
Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	1,983
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,638
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	15,000	13,840
Total Asset-Backed Securities (Cost $1,054,041)		991,107
U.S. Treasury Obligations — 14.6%
U.S. Treasury Notes
2.88%, 6/15/2025	243,380	239,349
3.00%, 7/15/2025	374,897	369,889
0.75%, 3/31/2026	7,470	6,788
1.50%, 1/31/2027	30,220	27,885
1.88%, 2/28/2027	8,285	7,768
2.50%, 3/31/2027	12,235	11,781
2.75%, 4/30/2027	2,650	2,579
3.25%, 6/30/2027	3,140	3,125
2.75%, 7/31/2027	83,095	80,868
1.25%, 9/30/2028	17,580	15,549
2.38%, 3/31/2029	29,300	27,628
2.38%, 5/15/2029	985	929
Total U.S. Treasury Obligations (Cost $809,358)		794,138
Mortgage-Backed Securities — 9.8%
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	2,742	2,710
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	35	34
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	192	197
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	30,366	28,627
Pool # RD5053, 2.00%, 3/1/2031	19,173	18,072
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	2,760	2,712
Pool # SB0661, 2.50%, 4/1/2037	43,303	40,993
FHLMC UMBS, 30 Year
Pool # ZS9524, 3.50%, 1/1/2044	12,084	11,762
Pool # SD0057, 3.50%, 5/1/2048	4,919	4,788
FHLMC, 30 Year
Pool # SD8231, 4.50%, 7/1/2052	14,991	14,912
Pool # SD8233, 5.00%, 7/1/2052	8,422	8,516
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	4,368	4,321
Pool # AL9552, 3.50%, 8/1/2031	299	295
Pool # AS9697, 3.50%, 5/1/2032	101	100
Pool # FS1563, 2.50%, 7/1/2036	4,175	3,953
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	170	167
Pool # MA1527, 3.00%, 8/1/2033	108	104
Pool # MA1921, 3.50%, 6/1/2034	5,639	5,587
Pool # CA1791, 3.50%, 2/1/2038	10,301	10,179
Pool # CA8310, 2.50%, 12/1/2040	14,911	13,624
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	6,018	6,054
Pool # FM2972, 4.00%, 12/1/2044	31,552	31,483
Pool # AL7453, 4.00%, 2/1/2045	4,087	4,133
Pool # AS7039, 4.50%, 4/1/2046	893	912
Pool # FS2237, 4.00%, 10/1/2046	60,968	61,022
Pool # FS1847, 4.00%, 1/1/2049	9,515	9,441
Pool # FS1891, 4.00%, 1/1/2050	31,792	31,469
Pool # FS0085, 4.00%, 11/1/2050	16,685	16,584
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	9,631	9,527
Pool # BF0144, 3.50%, 10/1/2056	5,669	5,489
Pool # BF0184, 4.00%, 2/1/2057	2,940	2,901
Pool # BF0263, 3.50%, 5/1/2058	6,005	5,827
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 4.00%, 9/25/2037 (h)	69,500	69,257
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 9/25/2052 (h)	8,750	8,947
Freddie Mac Pool, 15 Year Pool # SB0725, 4.00%, 8/1/2037	23,900	23,908
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	321

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Freddie Mac Pool, 30 Year Pool # ZT1703, 4.00%, 1/1/2049	13,881	13,774
GNMA II, 30 Year Pool # MA8201, 4.50%, 8/20/2052	16,250	16,274
GNMA II, Single Family, 30 Year
TBA, 4.50%, 9/15/2052 (h)	9,600	9,602
TBA, 5.50%, 9/15/2052 (h)	34,900	35,783
Total Mortgage-Backed Securities (Cost $550,630)		534,040
Commercial Mortgage-Backed Securities — 8.3%
AREIT Trust (Cayman Islands)
Series 2022-CRE6, Class C, 4.16%, 1/16/2037 ‡ (a) (g)	4,050	3,842
Series 2021-CRE5, Class C, 4.63%, 11/17/2038 ‡ (a) (g)	20,131	19,074
Ashford Hospitality Trust Series 2018-KEYS, Class B, 3.84%, 6/15/2035 ‡ (a) (g)	600	582
BHMS Series 2018-ATLS, Class A, 3.64%, 7/15/2035 (a) (g)	500	485
BX
Series 2021-MFM1, Class D, 3.89%, 1/15/2034 ‡ (a) (g)	2,000	1,890
Series 2021-MFM1, Class E, 4.64%, 1/15/2034 ‡ (a) (g)	2,546	2,408
BX Commercial Mortgage Trust Series 2021-XL2, Class E, 4.24%, 10/15/2038 ‡ (a) (g)	3,734	3,549
BXMT Ltd.
Series 2021-FL4, Class A, 3.05%, 5/15/2038 (a) (g)	3,000	2,956
Series 2021-FL4, Class C, 3.75%, 5/15/2038 ‡ (a) (g)	1,750	1,635
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 4.54%, 12/15/2037 ‡ (a) (g)	200	194
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036 ‡ (a) (g)	400	388
Series 2019-PRM, Class C, 3.90%, 5/10/2036 ‡ (a)	1,750	1,727
Series 2019-PRM, Class D, 4.35%, 5/10/2036 ‡ (a)	2,144	2,124
Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a) (g)	1,000	997
Series 2021-PRM2, Class F, 6.14%, 10/15/2036 ‡ (a) (g)	7,725	7,355
Series 2014-GC19, Class D, 5.26%, 3/10/2047 ‡ (a) (g)	9,750	9,515
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (g)	5,000	4,806
Series 2015-GC27, Class B, 3.77%, 2/10/2048 ‡	3,900	3,705
Series 2015-GC27, Class C, 4.57%, 2/10/2048 ‡ (g)	10,337	9,839
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (g)	3,600	3,402
Series 2015-GC31, Class C, 4.17%, 6/10/2048 ‡ (g)	530	483
Series 2016-C1, Class D, 5.11%, 5/10/2049 ‡ (a) (g)	6,116	5,350
Series 2015-GC33, Class B, 4.73%, 9/10/2058 ‡ (g)	3,500	3,363
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (g)	10,000	9,108
Series 2014-CR14, Class B, 4.74%, 2/10/2047 ‡ (g)	4,522	4,462
Series 2014-UBS2, Class D, 5.15%, 3/10/2047 ‡ (a) (g)	1,500	1,405
Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	2,000	1,946
Series 2014-CR19, Class D, 4.85%, 8/10/2047 ‡ (a) (g)	3,291	3,034
Series 2014-UBS5, Class C, 4.77%, 9/10/2047 ‡ (g)	2,750	2,536
Series 2014-CR20, Class C, 4.64%, 11/10/2047 ‡ (g)	1,000	950
Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (g)	4,000	3,407
Series 2015-CR23, Class D, 4.43%, 5/10/2048 ‡ (g)	2,000	1,730
Series 2015-LC21, Class D, 4.48%, 7/10/2048 ‡ (g)	1,000	875
Series 2015-CR25, Class B, 4.68%, 8/10/2048 (g)	5,899	5,635
Series 2015-CR26, Class B, 4.62%, 10/10/2048 ‡ (g)	2,550	2,457
Series 2015-PC1, Class B, 4.43%, 7/10/2050 ‡ (g)	3,150	2,989
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 3.62%, 5/15/2036 ‡ (a) (g)	1,200	1,179
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 ‡ (g)	2,973	2,541
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (g)	3,250	3,052
SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 3.98%, 7/25/2041 (a) (g)	9,642	9,056
Series 2021-MN1, Class M1, 4.18%, 1/25/2051 (a) (g)	527	508
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K027, Class X1, IO, 0.82%, 1/25/2023 (g)	9,134	10
Series K034, Class X1, IO, 0.17%, 7/25/2023 (g)	154,824	89
Series K033, Class X1, IO, 0.40%, 7/25/2023 (g)	48,722	96
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (g)	55,741	601
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (g)	35,953	731
Series K734, Class X3, IO, 2.24%, 7/25/2026 (g)	40,000	2,714
Series KC05, Class X1, IO, 1.34%, 6/25/2027 (g)	28,732	965
Series K068, Class X1, IO, 0.56%, 8/25/2027 (g)	238,825	4,349
Series K739, Class X1, IO, 1.32%, 9/25/2027 (g)	64,831	3,057
Series K078, Class X1, IO, 0.23%, 6/25/2028 (g)	49,476	318
Series K090, Class X3, IO, 2.39%, 10/25/2029 (g)	32,598	3,957
Series K112, Class X1, IO, 1.54%, 5/25/2030 (g)	24,938	2,180
Series K723, Class X3, IO, 1.97%, 10/25/2034 (g)	7,401	148
Series K-1516, Class X1, IO, 1.63%, 5/25/2035 (g)	34,813	4,731
Series Q012, Class X, IO, 4.14%, 9/25/2035 (g)	13,434	2,710
Series K025, Class X3, IO, 1.80%, 11/25/2040 (g)	3,360	—
Series K028, Class X3, IO, 1.72%, 6/25/2041 (g)	145,000	1,406
Series K721, Class X3, IO, 1.44%, 11/25/2042 (g)	4,047	—
Series K054, Class X3, IO, 1.65%, 4/25/2043 (g)	3,700	172
Series K068, Class X3, IO, 2.13%, 10/25/2044 (g)	3,368	287
Series K059, Class X3, IO, 1.98%, 11/25/2044 (g)	5,700	385
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K061, Class X3, IO, 2.04%, 12/25/2044 (g)	2,775	196
Series K070, Class X3, IO, 2.11%, 12/25/2044 (g)	16,537	1,464
Series K072, Class X3, IO, 2.21%, 12/25/2045 (g)	1,200	112
Series K087, Class X3, IO, 2.40%, 1/25/2046 (g)	14,050	1,646
Series K097, Class X3, IO, 2.09%, 9/25/2046 (g)	20,477	2,276
Series K082, Class X3, IO, 2.29%, 10/25/2046 (g)	8,700	928
Series K104, Class X3, IO, 1.96%, 2/25/2047 (g)	25,300	2,785
Series K088, Class X3, IO, 2.43%, 2/25/2047 (g)	10,500	1,297
Series K735, Class X3, IO, 2.23%, 5/25/2047 (g)	40,532	2,742
Series K093, Class X3, IO, 2.28%, 5/25/2047 (g)	50,000	5,942
Series K092, Class X3, IO, 2.32%, 5/25/2047 (g)	39,434	4,775
Series K095, Class X3, IO, 2.17%, 8/25/2047 (g)	25,000	2,845
Series K736, Class X3, IO, 2.08%, 9/25/2047 (g)	50,000	3,298
Series K099, Class X3, IO, 2.02%, 10/25/2047 (g)	13,745	1,483
Series K105, Class X3, IO, 2.04%, 3/25/2048 (g)	40,058	4,662
Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	15,644	2,993
Series K110, Class X3, IO, 3.52%, 6/25/2048 (g)	15,544	3,130
Series K112, Class X3, IO, 3.11%, 7/25/2048 (g)	8,600	1,557
Series K114, Class X3, IO, 2.83%, 8/25/2048 (g)	10,750	1,763
Series K119, Class X3, IO, 2.82%, 9/25/2048 (g)	24,710	4,173
Series K115, Class X3, IO, 3.06%, 9/25/2048 (g)	21,273	3,804
Series K125, Class X3, IO, 2.75%, 2/25/2049 (g)	15,690	2,656
FNMA ACES
Series 2020-M10, Class X1, IO, 1.91%, 12/25/2030 (g)	48,427	5,215
Series 2019-M21, Class X2, IO, 1.42%, 2/25/2031 (g)	30,638	2,495
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	323

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.14%, 4/25/2032 (g)	71,887	4,232
FREMF Series 2018-KF46, Class B, 4.31%, 3/25/2028 (a) (g)	151	147
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.86%, 7/25/2024 (a) (g)	2,000	1,936
Series 2017-KF36, Class B, 5.01%, 8/25/2024 (a) (g)	2,356	2,349
Series 2017-KF34, Class B, 5.06%, 8/25/2024 (a) (g)	2,974	2,966
Series 2017-KF38, Class B, 4.86%, 9/25/2024 (a) (g)	59	59
Series 2017-KF39, Class B, 4.86%, 11/25/2024 (a) (g)	99	98
Series 2018-KF42, Class B, 4.56%, 12/25/2024 (a) (g)	968	941
Series 2018-KF53, Class B, 4.41%, 10/25/2025 (g)	476	472
Series 2019-KC03, Class B, 4.52%, 1/25/2026 (a) (g)	5,000	4,750
Series 2019-KF60, Class B, 4.71%, 2/25/2026 (a) (g)	1,237	1,231
Series 2019-KF62, Class B, 4.41%, 4/25/2026 (a) (g)	242	237
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (g)	7,600	6,703
Series 2013-K31, Class C, 3.75%, 7/25/2046 (a) (g)	3,000	2,967
Series 2013-K34, Class B, 3.85%, 9/25/2046 (a) (g)	1,000	990
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (g)	2,000	1,958
Series 2017-K726, Class C, 4.15%, 7/25/2049 (a) (g)	2,300	2,246
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (g)	200	194
Series 2017-K729, Class C, 3.80%, 11/25/2049 (a) (g)	3,000	2,886
Series 2017-K62, Class C, 4.01%, 1/25/2050 (a) (g)	5,145	4,797
Series 2018-K730, Class C, 3.92%, 2/25/2050 (a) (g)	3,000	2,890
Series 2017-K728, Class B, 3.77%, 11/25/2050 (a) (g)	1,825	1,789
GNMA
Series 2015-115, IO, 0.48%, 7/16/2057 (g)	1,641	38
Series 2017-54, IO, 0.68%, 12/16/2058 (g)	4,910	208
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-23, IO, 0.62%, 5/16/2059 (g)	1,486	57
GS Mortgage Securities Corp. II Series 2013-GC10, Class C, 4.29%, 2/10/2046 ‡ (a) (g)	3,291	3,251
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	2,000	1,842
Series 2013-GC12, Class D, 4.59%, 6/10/2046 ‡ (a) (g)	2,000	1,922
Series 2016-GS3, Class C, 4.12%, 10/10/2049 ‡ (g)	4,085	3,708
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (g)	2,250	1,802
Series 2015-GC30, Class C, 4.20%, 5/10/2050 ‡ (g)	3,695	3,461
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	3,500	3,322
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.81%, 4/15/2047 ‡ (g)	2,000	1,918
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (g)	7,732	6,975
Series 2015-C31, Class B, 4.77%, 8/15/2048 ‡ (g)	4,410	4,190
Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡ (g)	3,360	3,146
Series 2016-C1, Class D1, 4.39%, 3/17/2049 ‡ (a) (g)	4,600	4,083
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.69%, 3/15/2050 ‡ (a) (g)	3,725	3,068
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.17%, 12/15/2046 ‡ (a) (g)	1,165	1,112
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, 3.39%, 12/15/2037 ‡ (a) (g)	1,125	1,083
Series 2021-KDIP, Class D, 3.64%, 12/15/2037 ‡ (a) (g)	825	788
Series 2021-KDIP, Class E, 3.94%, 12/15/2037 ‡ (a) (g)	750	711
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 3.19%, 5/15/2036 (a) (g)	950	939
Life Mortgage Trust Series 2021-BMR, Class C, 3.49%, 3/15/2038 ‡ (a) (g)	2,757	2,654
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 3.99%, 4/15/2038 ‡ (a) (g)	2,250	2,143
SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.21%, 2/15/2047 ‡ (a) (g)	1,627	1,571
Series 2014-C15, Class C, 5.05%, 4/15/2047 (g)	300	292
Series 2014-C17, Class C, 4.64%, 8/15/2047 ‡ (g)	5,411	5,206
Series 2014-C17, Class D, 4.88%, 8/15/2047 ‡ (a) (g)	2,000	1,855
Series 2014-C18, Class B, 4.61%, 10/15/2047 ‡ (g)	6,000	5,802
Series 2014-C18, Class C, 4.65%, 10/15/2047 ‡ (g)	4,366	4,129
Series 2015-C20, Class C, 4.60%, 2/15/2048 ‡ (g)	5,400	5,138
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,150	2,699
Series 2015-C24, Class C, 4.48%, 5/15/2048 ‡ (g)	2,060	1,936
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (g)	2,577	2,333
Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (a) (g)	2,000	1,767
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 3.59%, 7/15/2035 ‡ (a) (g)	250	248
Series 2015-MS1, Class B, 4.16%, 5/15/2048 ‡ (g)	5,450	5,186
Series 2015-UBS8, Class B, 4.31%, 12/15/2048 ‡ (g)	1,404	1,288
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (g)	21,183	2,277
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,562
Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	5,554
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,802
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	7,500	6,687
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 4.04%, 4/14/2038 ‡ (a) (g)	3,333	3,131
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	275	251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 4.05%, 11/15/2036 ‡ (a) (g)	3,600	3,450
Series 2021-LIH, Class C, 4.35%, 11/15/2036 ‡ (a) (g)	2,200	2,100
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	1,249	1,220
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (g)	4,202	3,752
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	9,579	8,434
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	2,500	2,224
Series 2015-C29, Class C, 4.36%, 6/15/2048 ‡ (g)	3,750	3,518
Series 2018-C43, Class A3, 3.75%, 3/15/2051	1,029	994
Series 2015-LC22, Class D, 4.71%, 9/15/2058 ‡ (g)	10,106	9,032
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡ (g)	150	149
Series 2013-C12, Class B, 3.86%, 3/15/2048 (g)	150	148
Series 2014-C22, Class C, 3.91%, 9/15/2057 (g)	8,583	8,109
Series 2014-C22, Class D, 4.06%, 9/15/2057 ‡ (a) (g)	1,000	855
Series 2014-C22, Class B, 4.37%, 9/15/2057 ‡ (g)	3,000	2,920
Total Commercial Mortgage-Backed Securities (Cost $494,119)		451,560
Collateralized Mortgage Obligations — 4.6%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	168	152
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	134	129
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (g)	609	587
Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (g)	1,060	979
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (g)	4,000	3,799
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	325

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (g)	7,538	7,215
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (g)	113	108
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (g)	240	230
CFMT LLC
Series 2021-HB5, Class M1, 1.37%, 2/25/2031 ‡ (a) (g)	2,550	2,432
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (g)	3,000	2,835
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	568	389
Series 2006-HYB2, Class 2A1B, 3.09%, 4/20/2036 (g)	93	85
CIM Trust Series 2019-INV2, Class A11, 3.21%, 5/25/2049 ‡ (a) (g)	95	93
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 4.54%, 10/25/2039 ‡ (a) (g)	291	288
Series 2021-R03, Class 1M2, 3.83%, 12/25/2041 ‡ (a) (g)	9,450	8,881
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	782	715
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (g)	5,168	4,881
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 3.19%, 10/25/2047 (g)	725	606
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1, 8.19%, 7/25/2050 (a) (g)	7,595	7,819
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3, 5.74%, 10/25/2027 (g)	198	201
Series 2019-CS03, Class M1, 2.44%, 10/25/2032 (a) (g)	3,121	3,111
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	99	102
Series 3294, Class NE, 5.50%, 3/15/2037	212	225
Series 3820, Class GJ, 3.50%, 12/15/2039	16	16
Series 3878, Class PL, 4.50%, 11/15/2040	14,299	14,645
Series 4012, Class GS, IF, IO, 4.11%, 3/15/2042 (g)	5,176	707
Series 4338, Class SA, IF, IO, 3.61%, 5/15/2044 (g)	4,617	582
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4477, Class SA, IF, IO, 3.76%, 5/15/2045 (g)	4,536	615
Series 4505, Class SA, IF, IO, 3.76%, 8/15/2045 (g)	4,031	501
Series 4681, Class SD, IF, IO, 3.76%, 5/15/2047 (g)	347	49
Series 4906, Class QS, IF, IO, 3.61%, 9/25/2049 (g)	4,737	612
Series 4925, Class SH, IF, IO, 3.66%, 10/25/2049 (g)	8,756	1,008
Series 4954, Class SB, IF, IO, 3.61%, 2/25/2050 (g)	8,793	1,074
Series 5021, Class MI, IO, 3.00%, 10/25/2050	28,889	4,697
Series 4632, Class MA, 4.00%, 8/15/2054	6,400	6,387
Series 4634, Class MD, 5.00%, 11/15/2054	11,424	11,686
Series 4630, Class MA, 4.00%, 1/15/2055	9,495	9,489
Series 4839, Class WS, IF, IO, 3.71%, 8/15/2056 (g)	13,286	1,985
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 3.61%, 8/15/2042 (g)	3,703	350
Series 342, Class S7, IF, IO, 3.72%, 2/15/2045 (g)	1,660	212
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 4.94%, 5/25/2030 (g)	3,566	3,626
Series 2021-R02, Class 2M2, 4.18%, 11/25/2041 (a) (g)	6,500	6,126
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,075	115
Series 2014-84, Class KA, 3.00%, 11/25/2040	48	48
Series 2015-85, Class SA, IF, IO, 3.18%, 11/25/2045 (g)	3,855	417
Series 2016-74, Class GS, IF, IO, 3.56%, 10/25/2046 (g)	1,937	270
Series 2017-13, Class AS, IF, IO, 3.61%, 2/25/2047 (g)	453	61
Series 2017-31, Class SG, IF, IO, 3.66%, 5/25/2047 (g)	9,197	1,213
Series 2017-47, Class ST, IF, IO, 3.66%, 6/25/2047 (g)	472	67
Series 2017-69, Class SH, IF, IO, 3.76%, 9/25/2047 (g)	380	55
Series 2018-27, Class SE, IF, IO, 3.76%, 5/25/2048 (g)	849	131
SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-31, Class S, IF, IO, 3.61%, 7/25/2049 (g)	4,719	547
Series 2019-42, Class SK, IF, IO, 3.61%, 8/25/2049 (g)	3,854	496
Series 2022-42, Class EA, 3.75%, 6/25/2052	80,516	79,215
FWD Securitization Trust
Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (g)	245	237
Series 2019-INV1, Class M1, 3.48%, 6/25/2049 ‡ (a) (g)	500	463
GNMA
Series 2010-166, Class SD, IF, IO, 3.65%, 12/20/2040 (g)	662	103
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	318	54
Series 2015-123, Class SE, IF, IO, 3.35%, 9/20/2045 (g)	4,739	461
Series 2016-108, Class SM, IF, IO, 3.73%, 8/20/2046 (g)	832	116
Series 2016-146, Class NS, IF, IO, 3.73%, 10/20/2046 (g)	1,085	149
Series 2017-80, Class AS, IF, IO, 3.83%, 5/20/2047 (g)	807	97
Series 2017-93, Class SE, IF, IO, 3.83%, 6/20/2047 (g)	872	100
Series 2017-117, Class SB, IF, IO, 3.83%, 8/20/2047 (g)	670	81
Series 2017-134, Class SD, IF, IO, 3.83%, 9/20/2047 (g)	917	111
Series 2017-155, Class KS, IF, IO, 3.83%, 10/20/2047 (g)	844	98
Series 2017-163, Class HS, IF, IO, 3.83%, 11/20/2047 (g)	3,467	404
Series 2017-180, Class SD, IF, IO, 3.83%, 12/20/2047 (g)	912	108
Series 2018-36, Class SG, IF, IO, 3.83%, 3/20/2048 (g)	868	106
Series 2018-46, Class AS, IF, IO, 3.83%, 3/20/2048 (g)	5,054	618
Series 2018-139, Class SB, IF, IO, 3.78%, 10/20/2048 (g)	7,214	874
Series 2019-71, Class SK, IF, IO, 3.78%, 6/20/2049 (g)	3,695	393
Series 2019-117, Class SA, IF, IO, 3.73%, 9/20/2049 (g)	7,114	846
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	2,812	2,712
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Residential Mortgage Loan Trust Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (g)	3,041	2,750
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (g)	1,882	1,817
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	5,192	4,734
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	2,931	2,783
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (e)	10,406	9,792
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	4,618	4,278
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (g)	5,779	5,337
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (e)	7,164	6,692
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	—
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 2.82%, 7/25/2046 (g)	1,039	802
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (g)	600	563
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	6,856	6,469
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.31%, 5/25/2035 (g)	67	65
Total Collateralized Mortgage Obligations (Cost $264,675)		247,077
Foreign Government Securities — 0.8%
Dominican Republic Government Bond
5.50%, 2/22/2029 (c)	1,600	1,456
4.50%, 1/30/2030 (a)	7,040	5,900
Federal Republic of Nigeria
7.63%, 11/21/2025 (c)	700	618
6.50%, 11/28/2027 (c)	9,900	7,549
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (c)	2,400	2,266
4.95%, 7/7/2025 (a)	3,220	3,040
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	3,336	2,069
Kingdom of Bahrain 5.45%, 9/16/2032 (a)	3,314	2,827
Lebanese Republic 6.38%, 3/9/2020 (f)	4,362	301
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	327

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Angola
9.50%, 11/12/2025 (c)	900	857
8.25%, 5/9/2028 (c)	2,000	1,735
Republic of Costa Rica 4.25%, 1/26/2023 (c)	1,000	996
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	4,600	4,270
5.75%, 12/31/2032 (c) (e)	2,069	1,839
Republic of Ecuador
5.50%, 7/31/2030 (c) (e)	1,950	1,022
5.50%, 7/31/2030 (a) (e)	634	332
2.50%, 7/31/2035 (c) (e)	2,310	885
Republic of Iraq 6.75%, 3/9/2023 (c)	5,900	5,676
Total Foreign Government Securities (Cost $56,235)		43,638
Loan Assignments — 0.3% (b) (i)
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028	2,970	2,772
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.52%, 8/4/2027	1,209	1,179
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.11%, 3/2/2027	1,081	1,040
Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.27%, 10/10/2025	2,836	2,762
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 9/13/2024	2,032	1,980
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.96%, 10/8/2027	1,218	1,191
Personal Products — 0.0% ^
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/1/2026	2,438	2,345
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028	1,799	1,727
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028	667	640
		2,367
Software — 0.0% ^
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.52%, 12/1/2027	2,069	2,030
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.21%, 10/19/2027	1,081	1,042
Total Loan Assignments (Cost $19,361)		18,708
	SHARES (000)
Common Stocks — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.	15	2,118
EP Energy Corp. *	2	14
Gulfport Energy Corp. *	20	1,972
		4,104
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	409
Total Common Stocks (Cost $2,563)		4,513
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.1% (g) (j)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, 0.80%, 11/20/2035(Cost $3,192)	53,938	3,111
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 9/19/2022 ‡ (d) (k) (l)(Cost $46)	—	342
SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	3	—
	SHARES (000)
Short-Term Investments — 5.1%
Investment Companies — 4.8%
JPMorgan Prime Money Market Fund Class IM Shares, 2.30% (m) (n) (Cost $258,270)	258,245	258,348
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 0.77%, 9/8/2022 (o) (p)(Cost $17,555)	17,558	17,551
Total Short-Term Investments (Cost $275,825)		275,899
Total Investments — 101.9% (Cost $5,934,094)		5,539,220
Liabilities in Excess of Other Assets — (1.9)%		(103,891)
NET ASSETS — 100.0%		5,435,329

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	329

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(k)	Security is an interest bearing note with preferred security characteristics.
(l)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2022.

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2022.
(o)	The rate shown is the effective yield as of August 31, 2022.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	60	12/20/2022	USD	8,128	(68)
U.S. Treasury 2 Year Note	4,551	12/30/2022	USD	947,746	(1,870)
					(1,938)
Short Contracts
U.S. Treasury 10 Year Note	(2,800)	12/20/2022	USD	(326,550)	2,523
U.S. Treasury 10 Year Ultra Note	(1,294)	12/20/2022	USD	(161,569)	1,386
U.S. Treasury Ultra Bond	(73)	12/20/2022	USD	(10,868)	39
U.S. Treasury 5 Year Note	(1,222)	12/30/2022	USD	(135,241)	647
					4,595
					2,657

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 16,500	(354)	391	37
CDX.NA.HY.38-V2	5.00	Quarterly	6/20/2027	5.31	USD 45,000	181	(80)	101
						(173)	311	138

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. Morgan Income Funds	August 31, 2022

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	331

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$32,109,138	$15,078,806	$452,706	$1,852,564
Investments in affiliates, at value	1,168,027	804,486	24,736	62,023
Investments of cash collateral received from securities loaned, at value (See Note 2.F)	—	548	—	—
Restricted cash for OTC derivatives	—	2,250	—	—
Restricted cash for delayed delivery securities	960	—	—	—
Cash	—	—	1,817	—
Foreign currency, at value	1	30	51	—
Deposits at broker for futures contracts	—	1,302	—	—
Deposits at broker for centrally cleared swaps	—	—	848	—
Receivables:
Investment securities sold	6,839	1,002	7,178	—
Fund shares sold	37,873	11,132	160	1,880
Interest from non-affiliates	160,839	88,718	2,076	6,227
Dividends from non-affiliates	—	13	—	—
Dividends from affiliates	2,054	1,311	36	151
Securities lending income (See Note 2.F)	—	1	—	—
Variation margin on centrally cleared swaps	—	3,492	—	—
Outstanding OTC swap contracts, at value	—	227	—	—
Total Assets	33,485,731	15,993,318	489,608	1,922,845
LIABILITIES:
Payables:
Due to custodian	3,483	1,527	—	6
Investment securities purchased	32,133	14,355	9,321	—
Investment securities purchased — delayed delivery securities	789,714	241,972	—	—
Collateral received on securities loaned (See Note 2.F)	—	548	—	—
Fund shares redeemed	29,311	14,602	531	2,874
Variation margin on futures contracts	—	1,426	—	—
Unrealized depreciation on unfunded commitments	—	—	23	—
Variation margin on centrally cleared swaps	—	—	50	—
Accrued liabilities:
Investment advisory fees	7,625	3,936	212	423
Administration fees	1,235	888	23	102
Distribution fees	546	449	17	101
Service fees	1,902	431	25	163
Custodian and accounting fees	214	127	18	23
Trustees’ and Chief Compliance Officer’s fees	3	—	—(a)	—
Other	1,294	665	60	238
Total Liabilities	867,460	280,926	10,280	3,930
Net Assets	$32,618,271	$15,712,392	$479,328	$1,918,915

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$35,735,669	$17,527,203	$838,941	$2,098,005
Total distributable earnings (loss)	(3,117,398)	(1,814,811)	(359,613)	(179,090)
Total Net Assets	$32,618,271	$15,712,392	$479,328	$1,918,915
Net Assets:
Class A	$1,861,852	$1,740,067	$51,525	$347,910
Class C	183,039	86,306	8,457	21,140
Class I	11,287,367	3,386,419	243,323	893,914
Class R2	49,430	37,946	—	15,575
Class R3	19,329	5,802	—	24,694
Class R4	529	5,569	—	7,219
Class R5	226,606	14,487	—	—
Class R6	18,990,119	10,435,796	176,023	608,463
Total	$32,618,271	$15,712,392	$479,328	$1,918,915
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	177,458	234,888	6,068	35,654
Class C	17,305	11,569	1,000	2,174
Class I	1,076,680	457,345	28,659	91,663
Class R2	4,718	5,122	—	1,597
Class R3	1,849	784	—	2,532
Class R4	50	753	—	741
Class R5	21,652	1,956	—	—
Class R6	1,808,839	1,407,979	20,731	62,412
Net Asset Value (a):
Class A — Redemption price per share	$10.49	$7.41	$8.49	$9.76
Class C — Offering price per share (b)	10.58	7.46	8.46	9.73
Class I — Offering and redemption price per share	10.48	7.40	8.49	9.75
Class R2 — Offering and redemption price per share	10.48	7.41	—	9.75
Class R3 — Offering and redemption price per share	10.46	7.40	—	9.75
Class R4 — Offering and redemption price per share	10.47	7.40	—	9.75
Class R5 — Offering and redemption price per share	10.47	7.41	—	—
Class R6 — Offering and redemption price per share	10.50	7.41	8.49	9.75
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.93	$7.72	$8.66	$10.17
Cost of investments in non-affiliates	$35,074,209	$16,604,264	$477,164	$2,010,368
Cost of investments in affiliates	1,167,551	804,237	24,736	62,023
Cost of foreign currency	1	34	59	—
Investment securities on loan, at value (See Note 2.F)	—	1	—	—
Cost of investment of cash collateral (See Note 2.F)	—	548	—	—
Net upfront payments/(receipts) on centrally cleared swaps	—	(5,148)	289	—
Net upfront payments/(receipts) on OTC swap contracts	—	581	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	333

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Limited Duration Bond Fund	JPMorgan Mortgage-Backed Securities Fund
ASSETS:
Investments in non-affiliates, at value	$4,322,217	$11,392,451	$1,112,887	$3,926,145
Investments in affiliates, at value	—	154,305	100,576	141,464
Restricted cash for OTC derivatives	—	35,440	—	—
Cash	—	3,333	63	600
Foreign currency, at value	593	—	—	—
Deposits at broker for futures contracts	—	32,431	—	—
Deposits at broker for centrally cleared swaps	2,363	24,833	—	—
Receivables:
Investment securities sold	88,342	654	—	43
Investment securities sold — delayed delivery securities	—	606,490	—	—
Fund shares sold	1,496	10,775	1,096	3,157
Interest from non-affiliates	69,032	95,674	2,139	12,856
Dividends from non-affiliates	54	41	—	—
Dividends from affiliates	480	359	202	199
Variation margin on futures contracts	—	2,425	—	—
Total Assets	4,484,577	12,359,211	1,216,963	4,084,464
LIABILITIES:
Payables:
Due to custodian	972	—	—	—
Distributions	—	599	—	—
TBA short commitments, at value	—	761,791	—	—
Investment securities purchased	3,474	2,939	—	—
Investment securities purchased — delayed delivery securities	—	761,703	—	65,565
Interfund lending	19,256	—	—	—
Fund shares redeemed	107,612	30,568	1,325	3,756
Variation margin on futures contracts	—	—	—	851
Variation margin on centrally cleared swaps	66	2,045	—	—
Outstanding OTC swap contracts, at value	—	36,882	—	—
Accrued liabilities:
Investment advisory fees	1,856	2,734	153	632
Administration fees	148	681	54	121
Distribution fees	112	560	49	36
Service fees	219	91	75	256
Custodian and accounting fees	42	130	22	56
Trustees’ and Chief Compliance Officer’s fees	—	—(a)	—	—(a)
Other	765	747	87	247
Total Liabilities	134,522	1,601,470	1,765	71,520
Net Assets	$4,350,055	$10,757,741	$1,215,198	$4,012,944

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Limited Duration Bond Fund	JPMorgan Mortgage-Backed Securities Fund
NET ASSETS:
Paid-in-Capital	$5,351,354	$12,089,355	$1,270,300	$4,411,783
Total distributable earnings (loss)	(1,001,299)	(1,331,614)	(55,102)	(398,839)
Total Net Assets	$4,350,055	$10,757,741	$1,215,198	$4,012,944
Net Assets:
Class A	$406,853	$539,082	$188,752	$132,299
Class C	33,191	685,278	12,881	11,692
Class I	682,870	6,292,908	242,408	1,860,082
Class R2	3,625	—	—	—
Class R3	284	—	—	—
Class R4	28	—	—	—
Class R5	6,421	—	—	—
Class R6	3,216,783	3,240,473	771,157	2,008,871
Total	$4,350,055	$10,757,741	$1,215,198	$4,012,944
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	65,126	63,344	19,426	12,419
Class C	5,296	80,514	1,341	1,133
Class I	108,565	740,224	24,957	179,750
Class R2	581	—	—	—
Class R3	45	—	—	—
Class R4	5	—	—	—
Class R5	1,017	—	—	—
Class R6	510,975	381,325	79,248	194,180
Net Asset Value (a):
Class A — Redemption price per share	$6.25	$8.51	$9.72	$10.65
Class C — Offering price per share (b)	6.27	8.51	9.60	10.32
Class I — Offering and redemption price per share	6.29	8.50	9.71	10.35
Class R2 — Offering and redemption price per share	6.24	—	—	—
Class R3 — Offering and redemption price per share	6.29	—	—	—
Class R4 — Offering and redemption price per share	6.29	—	—	—
Class R5 — Offering and redemption price per share	6.31	—	—	—
Class R6 — Offering and redemption price per share	6.30	8.50	9.73	10.35
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.51	$8.86	$9.92	$11.09
Cost of investments in non-affiliates	$4,764,303	$12,650,887	$1,156,215	$4,244,315
Cost of investments in affiliates	—	154,270	100,538	141,431
Cost of foreign currency	708	—	—	—
Proceeds from short TBAs	—	768,189	—	—
Net upfront payments/(receipts) on centrally cleared swaps	—	13,976	—	—
Net upfront payments/(receipts) on OTC swap contracts	—	(15,303)	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	335

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Preferred and Income Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$441,660	$7,730,369	$5,280,872
Investments in affiliates, at value	24,157	286,682	258,348
Cash	27	—	574
Foreign currency, at value	—	—	1
Deferred offering costs	63	—	—
Receivables:
Due from custodian	4,961	—	—
Investment securities sold	—	568	—
Investment securities sold — delayed delivery securities	—	2,176	23,960
Fund shares sold	3,655	6,566	2,745
Interest from non-affiliates	5,694	25,972	34,279
Dividends from affiliates	1	652	17
Variation margin on futures contracts	—	1,214	2,152
Variation margin on centrally cleared swaps	—	—	424
Other assets	45	—	—
Total Assets	480,263	8,054,199	5,603,372
LIABILITIES:
Payables:
Due to custodian	—	1,122	—
Distributions	36	—	—
Investment securities purchased	13,711	168,844	—
Investment securities purchased — delayed delivery securities	—	18,863	148,697
Fund shares redeemed	1,211	12,632	17,617
Accrued liabilities:
Investment advisory fees	164	1,285	1,046
Administration fees	10	415	296
Distribution fees	1	158	115
Service fees	5	140	182
Custodian and accounting fees	12	83	28
Trustees’ and Chief Compliance Officer’s fees	—(a)	—(a)	—(a)
Other	37	251	62
Total Liabilities	15,187	203,793	168,043
Net Assets	$465,076	$7,850,406	$5,435,329

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Preferred and Income Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$472,786	$8,338,340	$6,091,993
Total distributable earnings (loss)	(7,710)	(487,934)	(656,664)
Total Net Assets	$465,076	$7,850,406	$5,435,329
Net Assets:
Class A	$4,170	$671,028	$430,129
Class C	2,232	23,685	35,491
Class I	145,768	2,022,264	2,938,476
Class R6	312,906	5,133,429	2,031,233
Total	$465,076	$7,850,406	$5,435,329
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	450	63,587	47,609
Class C	241	2,228	3,937
Class I	15,763	191,370	325,233
Class R6	33,833	485,782	224,863
Net Asset Value (a):
Class A — Redemption price per share	$9.25	$10.55	$9.03
Class C — Offering price per share (b)	9.24	10.63	9.01
Class I — Offering and redemption price per share	9.25	10.57	9.04
Class R6 — Offering and redemption price per share	9.25	10.57	9.03
Class A maximum sales charge	3.75%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.64	$10.77	$9.21
Cost of investments in non-affiliates	$449,225	$8,093,130	$5,675,824
Cost of investments in affiliates	24,153	286,682	258,270
Cost of foreign currency	—	—	1
Net upfront payments/(receipts) on centrally cleared swaps	—	—	(173)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	337

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited)
(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$506,426	$276,221	$14,309	$26,217
Interest income from affiliates	1	—	37	—
Dividend income from non-affiliates	—	59	—	—
Dividend income from affiliates	6,103	3,997	106	407
Income from securities lending (net) (See Note 2.F)	—	4	—	—
Total investment income	512,530	280,281	14,452	26,624
EXPENSES:
Investment advisory fees	47,596	24,533	1,660	3,090
Administration fees	7,284	5,340	226	828
Distribution fees:
Class A	2,440	2,264	64	466
Class C	746	362	33	91
Class R2	136	100	—	45
Class R3	26	7	—	34
Service fees:
Class A	2,440	2,264	64	466
Class C	249	121	11	30
Class I	14,269	4,468	336	1,404
Class R2	68	50	—	22
Class R3	26	7	—	34
Class R4	1	5	—	17
Class R5	120	8	—	—
Custodian and accounting fees	671	378	66	62
Interest expense to affiliates	4	11	—	—(a)
Professional fees	128	99	53	37
Trustees’ and Chief Compliance Officer’s fees	75	40	14	16
Printing and mailing costs	507	249	4	59
Registration and filing fees	445	271	24	133
Transfer agency fees (See Note 2.L)	190	109	5	38
Other	441	296	10	51
Total expenses	77,862	40,982	2,570	6,923
Less fees waived	(6,883)	(5,049)	(343)	(1,335)
Less expense reimbursements	—	—	—	(9)
Net expenses	70,979	35,933	2,227	5,579
Net investment income (loss)	441,551	244,348	12,225	21,045

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(152,011)	$(173,208)	$(10,685)	$(12,779)
Investments in affiliates	(18)	(181)	—	—
Futures contracts	—	(27,172)	—	—
Foreign currency transactions	—	95	—(a)	—
Forward foreign currency exchange contracts	—	1,289	—	—
Swaps	—	(2,990)	(63)	—
Unfunded commitments	—	—	(47)	—
Net realized gain (loss)	(152,029)	(202,167)	(10,795)	(12,779)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(2,882,214)	(1,331,401)	(18,271)	(173,282)
Investments in affiliates	157	166	—	—
Futures contracts	—	(11,184)	—	—
Foreign currency translations	—	(42)	(6)	—
Forward foreign currency exchange contracts	—	(1,289)	—	—
Swaps	—	7,820	(276)	—
Unfunded commitments	—	—	(9)	—
Change in net unrealized appreciation/depreciation	(2,882,057)	(1,335,930)	(18,562)	(173,282)
Net realized/unrealized gains (losses)	(3,034,086)	(1,538,097)	(29,357)	(186,061)
Change in net assets resulting from operations	$(2,592,535)	$(1,293,749)	$(17,132)	$(165,016)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	339

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Limited Duration Bond Fund	JPMorgan Mortgage-Backed Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$142,217	$250,674	$11,257	$53,264
Interest income from affiliates	—	1	—	—(a)
Dividend income from non-affiliates	4,490	1,902	—	—
Dividend income from affiliates	921	840	576	614
Foreign taxes withheld (net)	—	—	—	—
Total investment income	147,628	253,417	11,833	53,878
EXPENSES:
Investment advisory fees	12,785	16,650	1,247	5,292
Administration fees	1,918	3,995	468	1,587
Distribution fees:
Class A	531	712	238	185
Class C	139	2,832	51	52
Class R2	10	—	—	—
Class R3	1	—	—	—
Service fees:
Class A	531	712	238	185
Class C	46	944	17	17
Class I	1,343	8,197	310	2,427
Class R2	5	—	—	—
Class R3	1	—	—	—
Class R4	—(a)	—	—	—
Class R5	4	—	—	—
Custodian and accounting fees	120	414	63	177
Interest expense to affiliates	14	8	1	7
Professional fees	63	90	37	49
Trustees’ and Chief Compliance Officer’s fees	21	33	15	20
Printing and mailing costs	144	116	13	63
Registration and filing fees	158	137	51	119
Transfer agency fees (See Note 2.L)	42	52	11	23
Other	6	202	17	118
Total expenses	17,882	35,094	2,777	10,321
Less fees waived	(3,387)	(9,322)	(567)	(3,248)
Less expense reimbursements	(10)	—	—	—
Net expenses	14,485	25,772	2,210	7,073
Net investment income (loss)	133,143	227,645	9,623	46,805

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Limited Duration Bond Fund	JPMorgan Mortgage-Backed Securities Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(53,605)	$(105,122)	$27	$(65,947)
Investments in affiliates	—	(15)	(3)	(43)
Options purchased	—	(2,162)	—	—
Futures contracts	—	53,343	—	2,375
Foreign currency transactions	(1)	1,969	—	—
Options written	—	35,067	—	—
Swaps	(36)	33,320	—	—
Net realized gain (loss)	(53,642)	16,400	24	(63,615)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(512,280)	(800,906)	(32,614)	(246,225)
Investments in affiliates	—	35	17	36
Options purchased	—	(34,517)	—	—
Futures contracts	—	18,856	—	(2,109)
Foreign currency translations	(68)	—	—	—
Forward foreign currency exchange contracts	—	(1,969)	—	—
Swaps	—	(44,856)	—	—
Unfunded commitments	2	—	—	—
Change in net unrealized appreciation/depreciation	(512,346)	(863,357)	(32,597)	(248,298)
Net realized/unrealized gains (losses)	(565,988)	(846,957)	(32,573)	(311,913)
Change in net assets resulting from operations	$(432,845)	$(619,312)	$(22,950)	$(265,108)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	341

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund (a)	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,116	$60,126	$79,616
Dividend income from non-affiliates	6	—	257
Dividend income from affiliates	75	1,561	2,400
Total investment income	2,197	61,687	82,273
EXPENSES:
Investment advisory fees	230	9,591	8,273
Administration fees	35	3,243	2,477
Distribution fees:
Class A	1	845	574
Class C (b)	—(c)	93	148
Service fees:
Class A	1	845	574
Class C (b)	—(c)	31	49
Class I	42	2,993	4,321
Custodian and accounting fees	15	266	176
Interest expense to affiliates	—	3	1
Professional fees	40	60	67
Trustees’ and Chief Compliance Officer’s fees	8	29	26
Printing and mailing costs	8	45	56
Registration and filing fees	23	306	347
Transfer agency fees (See Note 2.L)	3	46	31
Offering costs (See Note 2.J)	37	—	—
Other	8	85	133
Total expenses	451	18,481	17,253
Less fees waived	(156)	(4,566)	(4,674)
Less expense reimbursements	(34)	—	—
Net expenses	261	13,915	12,579
Net investment income (loss)	1,936	47,772	69,694

(a)
Commencement of operations was March 31, 2022.
(b)
Commencement of offering of class of shares effective August 1, 2022 for JPMorgan Preferred and Income Securities Fund.
(c)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Preferred and Income Securities Fund (a)	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(165)	$(92,978)	$(237,033)
Investments in affiliates	5	—	(184)
Futures contracts	—	5,536	38,262
Swaps	—	—	(386)
Net realized gain (loss)	(160)	(87,442)	(199,341)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(7,565)	(172,143)	(163,821)
Investments in affiliates	4	—	129
Futures contracts	—	(185)	6,978
Swaps	—	—	686
Change in net unrealized appreciation/depreciation	(7,561)	(172,328)	(156,028)
Net realized/unrealized gains (losses)	(7,721)	(259,770)	(355,369)
Change in net assets resulting from operations	$(5,785)	$(211,998)	$(285,675)

(a)
Commencement of operations was March 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	343

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$441,551	$733,611	$244,348	$404,062
Net realized gain (loss)	(152,029)	120,584	(202,167)	24,258
Change in net unrealized appreciation/depreciation	(2,882,057)	(1,599,774)	(1,335,930)	(725,448)
Change in net assets resulting from operations	(2,592,535)	(745,579)	(1,293,749)	(297,128)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,586)	(57,031)	(24,906)	(55,877)
Class C	(1,579)	(5,090)	(989)	(2,943)
Class I	(141,791)	(326,463)	(53,958)	(124,236)
Class R2	(500)	(1,594)	(470)	(1,136)
Class R3	(216)	(557)	(78)	(208)
Class R4	(7)	(12)	(65)	(171)
Class R5	(3,052)	(8,235)	(227)	(569)
Class R6	(264,715)	(609,965)	(168,787)	(342,749)
Total distributions to shareholders	(433,446)	(1,008,947)	(249,480)	(527,889)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14,888	2,665,103	595,829	1,652,683
NET ASSETS:
Change in net assets	(3,011,093)	910,577	(947,400)	827,666
Beginning of period	35,629,364	34,718,787	16,659,792	15,832,126
End of period	$32,618,271	$35,629,364	$15,712,392	$16,659,792
SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,225	$20,038	$21,045	$42,017
Net realized gain (loss)	(10,795)	(162)	(12,779)	(5,414)
Change in net unrealized appreciation/depreciation	(18,562)	(5,215)	(173,282)	(108,486)
Change in net assets resulting from operations	(17,132)	14,661	(165,016)	(71,883)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,048)	(1,025)	(3,213)	(5,697)
Class C	(157)	(226)	(133)	(233)
Class I	(5,613)	(8,666)	(10,843)	(23,334)
Class R2	—	—	(124)	(221)
Class R3	—	—	(218)	(366)
Class R4	—	—	(130)	(335)
Class R6	(5,556)	(11,247)	(6,710)	(12,121)
Total distributions to shareholders	(12,374)	(21,164)	(21,371)	(42,307)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(190,491)	110,214	(396,991)	(533,543)
NET ASSETS:
Change in net assets	(219,997)	103,711	(583,378)	(647,733)
Beginning of period	699,325	595,614	2,502,293	3,150,026
End of period	$479,328	$699,325	$1,918,915	$2,502,293
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	345

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$133,143	$307,319	$227,645	$451,427
Net realized gain (loss)	(53,642)	169,700	16,400	14,910
Change in net unrealized appreciation/depreciation	(512,346)	(286,332)	(863,357)	(500,800)
Change in net assets resulting from operations	(432,845)	190,687	(619,312)	(34,463)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,377)	(20,061)	(11,200)	(25,270)
Class C	(884)	(1,926)	(12,611)	(30,665)
Class I	(28,549)	(90,930)	(137,743)	(278,981)
Class R2	(103)	(211)	—	—
Class R3	(8)	(15)	—	—
Class R4	(1)	(2)	—	—
Class R5	(212)	(614)	—	—
Class R6	(100,676)	(205,271)	(67,569)	(129,974)
Total distributions to shareholders	(141,810)	(319,030)	(229,123)	(464,890)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(542,574)	(2,191,956)	(489,146)	3,482,553
NET ASSETS:
Change in net assets	(1,117,229)	(2,320,299)	(1,337,581)	2,983,200
Beginning of period	5,467,284	7,787,583	12,095,322	9,112,122
End of period	$4,350,055	$5,467,284	$10,757,741	$12,095,322
SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Limited Duration Bond Fund		JPMorgan Mortgage-Backed Securities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,623	$13,749	$46,805	$79,391
Net realized gain (loss)	24	96	(63,615)	(14,868)
Change in net unrealized appreciation/depreciation	(32,597)	(28,183)	(248,298)	(155,182)
Change in net assets resulting from operations	(22,950)	(14,338)	(265,108)	(90,659)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,150)	(1,439)	(1,254)	(2,354)
Class C	(48)	(33)	(89)	(162)
Class I	(1,815)	(2,987)	(19,829)	(34,538)
Class R6	(6,525)	(9,565)	(23,394)	(46,402)
Total distributions to shareholders	(9,538)	(14,024)	(44,566)	(83,456)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(23,016)	(190,344)	(328,260)	(281,241)
NET ASSETS:
Change in net assets	(55,504)	(218,706)	(637,934)	(455,356)
Beginning of period	1,270,702	1,489,408	4,650,878	5,106,234
End of period	$1,215,198	$1,270,702	$4,012,944	$4,650,878
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	347

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund	JPMorgan Short Duration Bond Fund
	Period Ended August 31, 2022 (Unaudited)(a)	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,936	$47,772	$95,806
Net realized gain (loss)	(160)	(87,442)	(10,745)
Change in net unrealized appreciation/depreciation	(7,561)	(172,328)	(259,369)
Change in net assets resulting from operations	(5,785)	(211,998)	(174,308)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11)	(3,190)	(6,017)
Class C	(2)	(55)	(115)
Class I	(668)	(13,986)	(36,521)
Class R6	(1,244)	(34,443)	(85,564)
Total distributions to shareholders	(1,925)	(51,674)	(128,217)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	472,786	(2,633,080)	2,589,811
NET ASSETS:
Change in net assets	465,076	(2,896,752)	2,287,286
Beginning of period	—	10,747,158	8,459,872
End of period	$465,076	$7,850,406	$10,747,158

(a)
Commencement of operations was March 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$69,694	$138,438
Net realized gain (loss)	(199,341)	(41,116)
Change in net unrealized appreciation/depreciation	(156,028)	(302,868)
Change in net assets resulting from operations	(285,675)	(205,546)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,809)	(7,526)
Class C	(311)	(553)
Class I	(39,776)	(63,139)
Class R6	(31,052)	(99,493)
Total distributions to shareholders	(75,948)	(170,711)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,611,212)	3,099,895
NET ASSETS:
Change in net assets	(3,972,835)	2,723,638
Beginning of period	9,408,164	6,684,526
End of period	$5,435,329	$9,408,164
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	349

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$171,346	$392,310	$198,455	$522,288
Distributions reinvested	20,950	55,434	24,481	54,876
Cost of shares redeemed	(272,196)	(613,291)	(199,862)	(364,114)
Change in net assets resulting from Class A capital transactions	(79,900)	(165,547)	23,074	213,050
Class C
Proceeds from shares issued	16,986	20,642	6,018	11,920
Distributions reinvested	1,549	4,988	979	2,913
Cost of shares redeemed	(43,902)	(132,228)	(23,298)	(53,165)
Change in net assets resulting from Class C capital transactions	(25,367)	(106,598)	(16,301)	(38,332)
Class I
Proceeds from shares issued	2,974,407	3,870,899	875,391	1,471,653
Distributions reinvested	133,449	307,684	51,516	119,878
Cost of shares redeemed	(2,648,872)	(3,814,641)	(1,183,612)	(1,146,232)
Change in net assets resulting from Class I capital transactions	458,984	363,942	(256,705)	445,299
Class R2
Proceeds from shares issued	4,629	14,296	2,674	8,150
Distributions reinvested	496	1,582	469	1,131
Cost of shares redeemed	(18,719)	(25,074)	(4,624)	(8,890)
Change in net assets resulting from Class R2 capital transactions	(13,594)	(9,196)	(1,481)	391
Class R3
Proceeds from shares issued	2,654	6,690	1,026	2,170
Distributions reinvested	140	366	71	192
Cost of shares redeemed	(4,144)	(5,980)	(1,091)	(5,857)
Change in net assets resulting from Class R3 capital transactions	(1,350)	1,076	6	(3,495)
Class R4
Proceeds from shares issued	84	445	3,250	1,309
Distributions reinvested	7	12	65	171
Cost of shares redeemed	(155)	(215)	(490)	(3,629)
Change in net assets resulting from Class R4 capital transactions	(64)	242	2,825	(2,149)
Class R5
Proceeds from shares issued	44,308	109,021	757	4,397
Distributions reinvested	2,311	6,270	227	569
Cost of shares redeemed	(69,291)	(109,975)	(1,768)	(5,011)
Change in net assets resulting from Class R5 capital transactions	(22,672)	5,316	(784)	(45)
SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,291,254	$7,099,572	$2,473,667	$3,626,789
Distributions reinvested	258,414	599,478	165,804	338,683
Cost of shares redeemed	(2,850,817)	(5,123,182)	(1,794,275)	(2,927,508)
Change in net assets resulting from Class R6 capital transactions	(301,149)	2,575,868	845,196	1,037,964
Total change in net assets resulting from capital transactions	$14,888	$2,665,103	$595,829	$1,652,683
SHARE TRANSACTIONS:
Class A
Issued	15,892	32,873	25,739	61,621
Reinvested	1,954	4,658	3,227	6,485
Redeemed	(25,158)	(51,531)	(26,176)	(43,147)
Change in Class A Shares	(7,312)	(14,000)	2,790	24,959
Class C
Issued	1,572	1,716	787	1,395
Reinvested	143	416	128	342
Redeemed	(4,024)	(11,013)	(3,026)	(6,232)
Change in Class C Shares	(2,309)	(8,881)	(2,111)	(4,495)
Class I
Issued	275,125	326,447	114,914	174,880
Reinvested	12,457	25,882	6,789	14,176
Redeemed	(245,536)	(320,681)	(155,054)	(135,697)
Change in Class I Shares	42,046	31,648	(33,351)	53,359
Class R2
Issued	428	1,208	351	960
Reinvested	46	133	62	134
Redeemed	(1,715)	(2,113)	(604)	(1,050)
Change in Class R2 Shares	(1,241)	(772)	(191)	44
Class R3
Issued	250	562	132	256
Reinvested	13	31	10	23
Redeemed	(388)	(503)	(145)	(691)
Change in Class R3 Shares	(125)	90	(3)	(412)
Class R4
Issued	7	37	428	155
Reinvested	1	1	9	20
Redeemed	(14)	(18)	(65)	(433)
Change in Class R4 Shares	(6)	20	372	(258)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	351

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class R5
Issued	4,125	9,160	100	518
Reinvested	216	528	30	67
Redeemed	(6,398)	(9,222)	(229)	(593)
Change in Class R5 Shares	(2,057)	466	(99)	(8)
Class R6
Issued	211,280	594,377	319,787	429,398
Reinvested	24,076	50,369	21,857	39,994
Redeemed	(264,882)	(428,663)	(235,242)	(344,031)
Change in Class R6 Shares	(29,526)	216,083	106,402	125,361
SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,172	$35,770	$39,474	$99,565
Distributions reinvested	1,047	1,024	2,313	4,149
Cost of shares redeemed	(13,039)	(14,401)	(79,342)	(161,622)
Change in net assets resulting from Class A capital transactions	8,180	22,393	(37,555)	(57,908)
Class C
Proceeds from shares issued	1,160	2,841	326	3,485
Distributions reinvested	157	226	127	222
Cost of shares redeemed	(1,460)	(2,972)	(6,209)	(22,242)
Change in net assets resulting from Class C capital transactions	(143)	95	(5,756)	(18,535)
Class I
Proceeds from shares issued	20,288	109,379	301,474	476,502
Distributions reinvested	5,435	8,412	9,240	20,428
Cost of shares redeemed	(70,911)	(77,574)	(637,535)	(838,365)
Change in net assets resulting from Class I capital transactions	(45,188)	40,217	(326,821)	(341,435)
Class R2
Proceeds from shares issued	—	—	2,425	5,730
Distributions reinvested	—	—	119	211
Cost of shares redeemed	—	—	(6,668)	(13,422)
Change in net assets resulting from Class R2 capital transactions	—	—	(4,124)	(7,481)
Class R3
Proceeds from shares issued	—	—	3,239	8,502
Distributions reinvested	—	—	72	119
Cost of shares redeemed	—	—	(5,954)	(11,187)
Change in net assets resulting from Class R3 capital transactions	—	—	(2,643)	(2,566)
Class R4
Proceeds from shares issued	—	—	1,873	4,373
Distributions reinvested	—	—	130	335
Cost of shares redeemed	—	—	(12,132)	(13,724)
Change in net assets resulting from Class R4 capital transactions	—	—	(10,129)	(9,016)
Class R6
Proceeds from shares issued	15,697	132,636	89,435	197,091
Distributions reinvested	5,556	11,247	5,383	9,743
Cost of shares redeemed	(174,593)	(96,374)	(104,781)	(303,436)
Change in net assets resulting from Class R6 capital transactions	(153,340)	47,509	(9,963)	(96,602)
Total change in net assets resulting from capital transactions	$(190,491)	$110,214	$(396,991)	$(533,543)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	353

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS:
Class A
Issued	2,316	4,000	3,949	9,118
Reinvested	123	115	233	380
Redeemed	(1,515)	(1,612)	(7,894)	(14,791)
Change in Class A Shares	924	2,503	(3,712)	(5,293)
Class C
Issued	134	319	32	319
Reinvested	18	25	13	20
Redeemed	(171)	(333)	(622)	(2,040)
Change in Class C Shares	(19)	11	(577)	(1,701)
Class I
Issued	2,336	12,229	30,235	43,607
Reinvested	637	943	927	1,873
Redeemed	(8,233)	(8,675)	(63,759)	(76,906)
Change in Class I Shares	(5,260)	4,497	(32,597)	(31,426)
Class R2
Issued	—	—	242	524
Reinvested	—	—	12	19
Redeemed	—	—	(669)	(1,228)
Change in Class R2 Shares	—	—	(415)	(685)
Class R3
Issued	—	—	323	779
Reinvested	—	—	7	11
Redeemed	—	—	(596)	(1,021)
Change in Class R3 Shares	—	—	(266)	(231)
Class R4
Issued	—	—	184	399
Reinvested	—	—	13	31
Redeemed	—	—	(1,224)	(1,255)
Change in Class R4 Shares	—	—	(1,027)	(825)
Class R6
Issued	1,813	14,827	8,944	18,023
Reinvested	650	1,260	541	894
Redeemed	(20,636)	(10,804)	(10,480)	(27,741)
Change in Class R6 Shares	(18,173)	5,283	(995)	(8,824)
SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$59,785	$181,335	$71,652	$268,318
Distributions reinvested	11,183	19,657	10,944	24,854
Cost of shares redeemed	(65,320)	(142,616)	(107,023)	(313,993)
Change in net assets resulting from Class A capital transactions	5,648	58,376	(24,427)	(20,821)
Class C
Proceeds from shares issued	1,756	5,584	37,251	230,420
Distributions reinvested	856	1,868	12,435	30,366
Cost of shares redeemed	(7,552)	(17,351)	(171,731)	(349,105)
Change in net assets resulting from Class C capital transactions	(4,940)	(9,899)	(122,045)	(88,319)
Class I
Proceeds from shares issued	1,182,585	1,331,856	1,878,849	5,159,640
Distributions reinvested	28,040	88,135	135,591	273,727
Cost of shares redeemed	(1,681,831)	(2,192,473)	(2,295,498)	(3,322,875)
Change in net assets resulting from Class I capital transactions	(471,206)	(772,482)	(281,058)	2,110,492
Class R2
Proceeds from shares issued	272	1,042	—	—
Distributions reinvested	102	210	—	—
Cost of shares redeemed	(901)	(1,924)	—	—
Change in net assets resulting from Class R2 capital transactions	(527)	(672)	—	—
Class R3
Proceeds from shares issued	153	62	—	—
Distributions reinvested	8	15	—	—
Cost of shares redeemed	(115)	(448)	—	—
Change in net assets resulting from Class R3 capital transactions	46	(371)	—	—
Class R4
Proceeds from shares issued	8	21	—	—
Distributions reinvested	1	2	—	—
Cost of shares redeemed	(6)	(31)	—	—
Change in net assets resulting from Class R4 capital transactions	3	(8)	—	—
Class R5
Proceeds from shares issued	596	4,561	—	—
Distributions reinvested	185	387	—	—
Cost of shares redeemed	(5,368)	(5,106)	—	—
Change in net assets resulting from Class R5 capital transactions	(4,587)	(158)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	355

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$758,716	$540,657	$968,397	$2,440,247
Distributions reinvested	99,982	203,491	65,976	129,356
Cost of shares redeemed	(925,709)	(2,210,890)	(1,095,989)	(1,088,402)
Change in net assets resulting from Class R6 capital transactions	(67,011)	(1,466,742)	(61,616)	1,481,201
Total change in net assets resulting from capital transactions	$(542,574)	$(2,191,956)	$(489,146)	$3,482,553
SHARE TRANSACTIONS:
Class A
Issued	9,157	25,179	8,142	28,248
Reinvested	1,731	2,745	1,254	2,627
Redeemed	(10,042)	(19,820)	(12,188)	(33,307)
Change in Class A Shares	846	8,104	(2,792)	(2,432)
Class C
Issued	271	774	4,252	24,223
Reinvested	132	260	1,424	3,209
Redeemed	(1,159)	(2,409)	(19,480)	(36,986)
Change in Class C Shares	(756)	(1,375)	(13,804)	(9,554)
Class I
Issued	181,906	184,054	214,093	543,662
Reinvested	4,298	12,203	15,556	28,993
Redeemed	(261,042)	(304,720)	(261,567)	(353,533)
Change in Class I Shares	(74,838)	(108,463)	(31,918)	219,122
Class R2
Issued	42	145	—	—
Reinvested	16	29	—	—
Redeemed	(142)	(267)	—	—
Change in Class R2 Shares	(84)	(93)	—	—
Class R3
Issued	24	9	—	—
Reinvested	1	2	—	—
Redeemed	(18)	(62)	—	—
Change in Class R3 Shares	7	(51)	—	—
Class R4
Issued	2	3	—	—
Reinvested	—(a)	—(a)	—	—
Redeemed	(1)	(4)	—	—
Change in Class R4 Shares	1	(1)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class R5
Issued	88	628	—	—
Reinvested	28	54	—	—
Redeemed	(796)	(702)	—	—
Change in Class R5 Shares	(680)	(20)	—	—
Class R6
Issued	112,099	74,756	109,961	257,321
Reinvested	15,346	28,195	7,574	13,716
Redeemed	(141,920)	(305,821)	(123,382)	(116,169)
Change in Class R6 Shares	(14,475)	(202,870)	(5,847)	154,868
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	357

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Limited Duration Bond Fund		JPMorgan Mortgage-Backed Securities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,289	$67,315	$10,438	$47,683
Distributions reinvested	1,104	1,373	1,237	2,314
Cost of shares redeemed	(42,511)	(92,064)	(40,232)	(66,316)
Change in net assets resulting from Class A capital transactions	(118)	(23,376)	(28,557)	(16,319)
Class C
Proceeds from shares issued	2,223	2,845	478	3,776
Distributions reinvested	43	31	83	154
Cost of shares redeemed	(3,700)	(9,176)	(4,718)	(8,918)
Change in net assets resulting from Class C capital transactions	(1,434)	(6,300)	(4,157)	(4,988)
Class I
Proceeds from shares issued	60,444	72,428	749,374	1,046,456
Distributions reinvested	1,571	2,681	18,626	32,283
Cost of shares redeemed	(54,359)	(214,952)	(766,397)	(1,294,733)
Change in net assets resulting from Class I capital transactions	7,656	(139,843)	1,603	(215,994)
Class R6
Proceeds from shares issued	31,743	72,927	459,940	1,733,908
Distributions reinvested	6,463	9,472	22,016	45,090
Cost of shares redeemed	(67,326)	(103,224)	(779,105)	(1,822,938)
Change in net assets resulting from Class R6 capital transactions	(29,120)	(20,825)	(297,149)	(43,940)
Total change in net assets resulting from capital transactions	$(23,016)	$(190,344)	$(328,260)	$(281,241)
SHARE TRANSACTIONS:
Class A
Issued	4,221	6,645	959	4,055
Reinvested	113	136	114	197
Redeemed	(4,336)	(9,095)	(3,681)	(5,676)
Change in Class A Shares	(2)	(2,314)	(2,608)	(1,424)
Class C
Issued	229	284	44	330
Reinvested	5	3	8	14
Redeemed	(382)	(917)	(447)	(789)
Change in Class C Shares	(148)	(630)	(395)	(445)
Class I
Issued	6,160	7,152	70,387	91,506
Reinvested	161	265	1,768	2,831
Redeemed	(5,555)	(21,255)	(72,499)	(113,451)
Change in Class I Shares	766	(13,838)	(344)	(19,114)
SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Limited Duration Bond Fund		JPMorgan Mortgage-Backed Securities Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class R6
Issued	3,237	7,194	43,734	151,486
Reinvested	661	935	2,090	3,955
Redeemed	(6,864)	(10,194)	(73,486)	(159,744)
Change in Class R6 Shares	(2,966)	(2,065)	(27,662)	(4,303)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	359

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund	JPMorgan Short Duration Bond Fund
	Period Ended August 31, 2022 (Unaudited)(a)	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,243	$207,600	$461,779
Distributions reinvested	11	3,155	5,953
Cost of shares redeemed	(6)	(197,720)	(371,796)
Change in net assets resulting from Class A capital transactions	4,248	13,035	95,936
Class C
Proceeds from shares issued	2,439	6,586	11,545
Distributions reinvested	2	55	114
Cost of shares redeemed	(175)	(8,568)	(18,706)
Change in net assets resulting from Class C capital transactions	2,266	(1,927)	(7,047)
Class I
Proceeds from shares issued	155,277	350,150	3,186,102
Distributions reinvested	646	13,806	36,216
Cost of shares redeemed	(6,307)	(1,196,269)	(2,680,149)
Change in net assets resulting from Class I capital transactions	149,616	(832,313)	542,169
Class R6
Proceeds from shares issued	320,737	938,969	7,069,625
Distributions reinvested	1,203	33,718	84,839
Cost of shares redeemed	(5,284)	(2,784,562)	(5,195,711)
Change in net assets resulting from Class R6 capital transactions	316,656	(1,811,875)	1,958,753
Total change in net assets resulting from capital transactions	$472,786	$(2,633,080)	$2,589,811
SHARE TRANSACTIONS:
Class A
Issued	450	19,508	41,683
Reinvested	1	297	538
Redeemed	(1)	(18,577)	(33,597)
Change in Class A Shares	450	1,228	8,624
Class C
Issued	260	616	1,034
Reinvested	—	5	10
Redeemed	(19)	(800)	(1,677)
Change in Class C Shares	241	(179)	(633)
Class I
Issued	16,368	32,864	286,503
Reinvested	70	1,298	3,272
Redeemed	(675)	(112,185)	(241,836)
Change in Class I Shares	15,763	(78,023)	47,939

(a)
Commencement of operations was March 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Preferred and Income Securities Fund	JPMorgan Short Duration Bond Fund
	Period Ended August 31, 2022 (Unaudited)(a)	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class R6
Issued	34,266	88,024	636,464
Reinvested	130	3,169	7,667
Redeemed	(563)	(259,921)	(469,241)
Change in Class R6 Shares	33,833	(168,728)	174,890

(a)
Commencement of operations was March 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	361

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$70,705	$368,776
Distributions reinvested	4,802	7,512
Cost of shares redeemed	(116,998)	(227,368)
Change in net assets resulting from Class A capital transactions	(41,491)	148,920
Class C
Proceeds from shares issued	5,220	29,062
Distributions reinvested	310	551
Cost of shares redeemed	(14,128)	(23,669)
Change in net assets resulting from Class C capital transactions	(8,598)	5,944
Class I
Proceeds from shares issued	706,483	4,328,858
Distributions reinvested	38,980	62,152
Cost of shares redeemed	(1,826,201)	(2,329,751)
Change in net assets resulting from Class I capital transactions	(1,080,738)	2,061,259
Class R6
Proceeds from shares issued	315,346	3,319,372
Distributions reinvested	30,918	99,485
Cost of shares redeemed	(2,826,649)	(2,535,085)
Change in net assets resulting from Class R6 capital transactions	(2,480,385)	883,772
Total change in net assets resulting from capital transactions	$(3,611,212)	$3,099,895
SHARE TRANSACTIONS:
Class A
Issued	7,663	37,609
Reinvested	524	771
Redeemed	(12,693)	(23,295)
Change in Class A Shares	(4,506)	15,085
Class C
Issued	568	2,968
Reinvested	34	57
Redeemed	(1,535)	(2,435)
Change in Class C Shares	(933)	590
Class I
Issued	76,780	442,605
Reinvested	4,254	6,379
Redeemed	(198,093)	(238,749)
Change in Class I Shares	(117,059)	210,235
SEE NOTES TO FINANCIAL STATEMENTS.

362	J.P. Morgan Income Funds	August 31, 2022

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class R6
Issued	34,235	338,427
Reinvested	3,369	10,203
Redeemed	(304,339)	(262,082)
Change in Class R6 Shares	(266,735)	86,548
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	363

STATEMENTS OF CASH FLOWS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited)
(Amounts in thousands)

	JPMorgan Core Plus Bond Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(1,293,749)	$(619,312)	$(265,108)
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(6,238,920)	(4,659,870)	(1,892,448)
Proceeds from disposition of investment securities	4,557,192	5,778,811	2,059,482
Covers of investment securities sold short	19,143	—	15,380
Proceeds from investment securities sold short	(19,143)	(606,490)	(15,380)
Purchases of short-term investments — affiliates, net	628,200	26,071	144,256
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	1,331,401	800,906	246,225
Change in unrealized (appreciation)/depreciation on investments in affiliates	(166)	(35)	(36)
Change in unrealized (appreciation)/depreciation on options purchased	—	34,517	—
Net realized (gain)/loss on investments in non-affiliates	173,208	105,122	65,947
Net realized (gain)/loss on investments in affiliates	181	15	43
Net realized (gain)/loss on options purchased	—	2,162	—
Net amortization (accretion) of income	342	123,601	17,536
(Increase)/Decrease in interest receivable from non-affiliates	(2,903)	4,521	513
Increase in dividends receivable from affiliates	(1,266)	(356)	(190)
(Increase)/Decrease in dividends receivable from non-affiliates	(1)	42	—
Decrease/(Increase) in variation margin receivable	4,308	(621)	—
Decrease in unrealized appreciation on forward foreign currency exchange contracts	3,142	4,587	—
Decrease in Interest expense to non-affiliates on securities sold short	—	(688)	—
Decrease in outstanding swap contracts, at value, net	256	35,128	—
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(1,853)	(2,618)	—
Increase/(Decrease) in variation margin payable	1,426	(27,935)	851
Increase/(Decrease) in investment advisory fees payable	331	(133)	(5)
Increase in administration fees payable	80	16	—
Increase/(Decrease) in distribution fees payable	5	(69)	(9)
Increase/(Decrease) in service fees payable	21	(36)	2
Increase in custodian and accounting fees payable	10	37	12
Increase in other accrued expenses payable	63	730	101
Decrease in outstanding options written, at value	—	(35,067)	—
Net cash provided (used) by operating activities	(838,692)	963,036	377,172
Cash flows provided (used) by financing activities:
Due to custodian	1,527	(33,281)	—
Proceeds from shares issued	4,083,151	2,958,902	1,221,470
Payment for shares redeemed	(3,242,357)	(3,905,222)	(1,597,016)
Cash distributions paid to shareholders (net of reinvestments $243,612, $219,062 and $41,962, respectively)	(5,868)	(4,128)	(2,604)
Net cash provided (used) by financing activities	836,453	(983,729)	(378,150)
Cash
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	(2,239)	(20,693)	(978)
Restricted and unrestricted cash and foreign currency at beginning of period	5,821	116,730	1,578
Restricted and unrestricted cash and foreign currency at end of period	$3,582	$96,037	$600
SEE NOTES TO FINANCIAL STATEMENTS.

364	J.P. Morgan Income Funds	August 31, 2022

Supplemental disclosure of cash flow information:
For the period ended August 31, 2022 the Funds paid approximately $11, $696 and $7 in interest expense, respectively.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statement of Assets and Liabilities:
	JPMorgan Core Plus Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Income Fund	JPMorgan Income Fund
	February 28, 2022	August 31, 2022	February 28, 2022	August 31, 2022
Cash	$98	$—	$0	$3,333
Foreign currency, at value	287	30	—	—
Restricted cash for OTC derivatives	1,770	2,250	26,080	35,440
Restricted cash for delayed delivery securities	2,450	—	—	—
Deposits at broker:
Futures contracts	1,216	1,302	52,686	32,431
Centrally cleared swaps	—	—	37,964	24,833
	$5,821	$3,582	$116,730	$96,037
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	365

STATEMENTS OF CASH FLOWS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities Fund
	February 28, 2022	August 31, 2022
Cash	$648	$600
Restricted cash for delayed delivery securities	930	—
	$1,578	$600
SEE NOTES TO FINANCIAL STATEMENTS.

366	J.P. Morgan Income Funds	August 31, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK

367

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$11.46	$0.12	$(0.97)	$(0.85)	$(0.12)	$—	$(0.12)
Year Ended February 28, 2022	12.03	0.21	(0.48)	(0.27)	(0.21)	(0.09)	(0.30)
Year Ended February 28, 2021	12.27	0.25	(0.04)	0.21	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.33	0.29	1.00	1.29	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2019	11.33	0.29	0.01	0.30	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2018	11.55	0.28	(0.19)	0.09	(0.28)	(0.03)	(0.31)
Class C
Six Months Ended August 31, 2022 (Unaudited)	11.55	0.09	(0.97)	(0.88)	(0.09)	—	(0.09)
Year Ended February 28, 2022	12.13	0.14	(0.49)	(0.35)	(0.14)	(0.09)	(0.23)
Year Ended February 28, 2021	12.35	0.18	(0.02)	0.16	(0.18)	(0.20)	(0.38)
Year Ended February 29, 2020	11.40	0.23	1.00	1.23	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2019	11.41	0.22	—(g)	0.22	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Class I
Six Months Ended August 31, 2022 (Unaudited)	11.45	0.14	(0.98)	(0.84)	(0.13)	—	(0.13)
Year Ended February 28, 2022	12.03	0.24	(0.49)	(0.25)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	12.26	0.28	(0.03)	0.25	(0.28)	(0.20)	(0.48)
Year Ended February 29, 2020	11.32	0.32	1.00	1.32	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2019	11.32	0.32	0.01	0.33	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Class R2
Six Months Ended August 31, 2022 (Unaudited)	11.44	0.10	(0.96)	(0.86)	(0.10)	—	(0.10)
Year Ended February 28, 2022	12.02	0.17	(0.49)	(0.32)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	12.25	0.21	(0.03)	0.18	(0.21)	(0.20)	(0.41)
Year Ended February 29, 2020	11.31	0.25	1.00	1.25	(0.25)	(0.06)	(0.31)
Year Ended February 28, 2019	11.32	0.25	—(g)	0.25	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2018	11.54	0.24	(0.19)	0.05	(0.24)	(0.03)	(0.27)
Class R3
Six Months Ended August 31, 2022 (Unaudited)	11.42	0.12	(0.96)	(0.84)	(0.12)	—	(0.12)
Year Ended February 28, 2022	12.00	0.20	(0.49)	(0.29)	(0.20)	(0.09)	(0.29)
Year Ended February 28, 2021	12.23	0.24	(0.03)	0.21	(0.24)	(0.20)	(0.44)
Year Ended February 29, 2020	11.30	0.28	0.99	1.27	(0.28)	(0.06)	(0.34)
Year Ended February 28, 2019	11.30	0.28	0.01	0.29	(0.28)	(0.01)	(0.29)
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
Class R4
Six Months Ended August 31, 2022 (Unaudited)	11.43	0.13	(0.96)	(0.83)	(0.13)	—	(0.13)
Year Ended February 28, 2022	12.03	0.23	(0.49)	(0.26)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.26	(0.02)	0.24	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.30	0.31	1.00	1.31	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2019	11.31	0.31	—(g)	0.31	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
SEE NOTES TO FINANCIAL STATEMENTS.

368	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.49	(7.43)%	$1,861,852	0.74% (f)	2.27% (f)	0.84% (f)	33%
11.46	(2.33)	2,117,080	0.74	1.74	0.84	59
12.03	1.71	2,392,155	0.74	2.03	0.84	74
12.27	11.55	2,252,691	0.75	2.49	0.86	29
11.33	2.71	1,877,469	0.75	2.58	0.90	23
11.33	0.73	2,146,164	0.75	2.42	0.92	26

10.58	(7.65)	183,039	1.33(f)	1.68(f)	1.34(f)	33
11.55	(2.98)	226,530	1.33	1.15	1.34	59
12.13	1.24	345,556	1.33	1.45	1.34	74
12.35	10.88	463,544	1.35	1.90	1.36	29
11.40	1.98	524,049	1.35	1.98	1.40	23
11.41	0.10	638,131	1.36	1.81	1.41	26

10.48	(7.31)	11,287,367	0.49(f)	2.53(f)	0.59(f)	33
11.45	(2.17)	11,845,794	0.49	1.99	0.59	59
12.03	2.05	12,061,904	0.49	2.28	0.59	74
12.26	11.83	9,781,487	0.50	2.74	0.60	29
11.32	2.97	7,302,212	0.50	2.84	0.65	23
11.32	0.89	7,208,052	0.50	2.67	0.66	26

10.48	(7.52)	49,430	1.09(f)	1.91(f)	1.09(f)	33
11.44	(2.75)	68,174	1.09	1.39	1.10	59
12.02	1.44	80,889	1.09	1.69	1.10	74
12.25	11.18	88,227	1.10	2.14	1.11	29
11.31	2.27	88,087	1.10	2.23	1.16	23
11.32	0.41	102,320	1.06	2.11	1.20	26

10.46	(7.41)	19,329	0.83(f)	2.17(f)	0.84(f)	33
11.42	(2.51)	22,547	0.84	1.64	0.84	59
12.00	1.70	22,605	0.83	1.92	0.85	74
12.23	11.38	15,807	0.85	2.38	0.86	29
11.30	2.63	10,001	0.85	2.50	0.90	23
11.30	0.57	3,443	0.85	2.32	0.94	26

10.47	(7.28)	529	0.58(f)	2.42(f)	0.59(f)	33
11.43	(2.22)	646	0.58	1.90	0.59	59
12.03	1.96	427	0.57	2.13	0.59	74
12.24	11.72	1,403	0.60	2.66	0.61	29
11.30	2.78	5,521	0.60	2.74	0.65	23
11.31	0.81	5,637	0.59	2.71	0.72	26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	369

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund (continued)
Class R5
Six Months Ended August 31, 2022 (Unaudited)	$11.43	$0.14	$(0.96)	$(0.82)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2022	12.01	0.24	(0.48)	(0.24)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.29	(0.03)	0.26	(0.29)	(0.20)	(0.49)
Year Ended February 29, 2020	11.30	0.33	1.00	1.33	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2019	11.31	0.32	—(g)	0.32	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	11.47	0.15	(0.98)	(0.83)	(0.14)	—	(0.14)
Year Ended February 28, 2022	12.04	0.26	(0.48)	(0.22)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	12.27	0.30	(0.03)	0.27	(0.30)	(0.20)	(0.50)
Year Ended February 29, 2020	11.33	0.34	1.00	1.34	(0.34)	(0.06)	(0.40)
Year Ended February 28, 2019	11.34	0.34	—(g)	0.34	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

370	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.47	(7.21)%	$226,606	0.43% (f)	2.58% (f)	0.44% (f)	33%
11.43	(2.11)	271,006	0.43	2.05	0.44	59
12.01	2.11	279,096	0.43	2.35	0.44	74
12.24	11.91	315,213	0.44	2.79	0.45	29
11.30	2.94	251,174	0.45	2.88	0.50	23
11.31	1.03	390,635	0.45	2.72	0.51	26

10.50	(7.22)	18,990,119	0.33(f)	2.69(f)	0.34(f)	33
11.47	(1.92)	21,077,587	0.33	2.15	0.34	59
12.04	2.21	19,536,155	0.33	2.44	0.34	74
12.27	11.99	21,046,962	0.34	2.90	0.35	29
11.33	3.03	19,492,809	0.35	2.99	0.40	23
11.34	1.13	18,010,360	0.35	2.83	0.40	26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	371

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$8.14	$0.10	$(0.72)	$(0.62)	$(0.11)	$—	$(0.11)
Year Ended February 28, 2022	8.56	0.18	(0.35)	(0.17)	(0.19)	(0.06)	(0.25)
Year Ended February 28, 2021	8.71	0.21	(0.01)	0.20	(0.21)	(0.14)	(0.35)
Year Ended February 29, 2020	8.10	0.24	0.62	0.86	(0.25)	—	(0.25)
Year Ended February 28, 2019	8.09	0.23	0.01	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	8.22	0.22	(0.14)	0.08	(0.21)	—	(0.21)
Class C
Six Months Ended August 31, 2022 (Unaudited)	8.19	0.08	(0.73)	(0.65)	(0.08)	—	(0.08)
Year Ended February 28, 2022	8.62	0.13	(0.37)	(0.24)	(0.13)	(0.06)	(0.19)
Year Ended February 28, 2021	8.77	0.15	(0.01)	0.14	(0.15)	(0.14)	(0.29)
Year Ended February 29, 2020	8.15	0.19	0.62	0.81	(0.19)	—	(0.19)
Year Ended February 28, 2019	8.14	0.18	—(g)	0.18	(0.17)	—	(0.17)
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Class I
Six Months Ended August 31, 2022 (Unaudited)	8.13	0.11	(0.72)	(0.61)	(0.12)	—	(0.12)
Year Ended February 28, 2022	8.56	0.21	(0.37)	(0.16)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	—(g)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Class R2
Six Months Ended August 31, 2022 (Unaudited)	8.14	0.09	(0.73)	(0.64)	(0.09)	—	(0.09)
Year Ended February 28, 2022	8.56	0.15	(0.35)	(0.20)	(0.16)	(0.06)	(0.22)
Year Ended February 28, 2021	8.71	0.17	(0.01)	0.16	(0.17)	(0.14)	(0.31)
Year Ended February 29, 2020	8.10	0.21	0.61	0.82	(0.21)	—	(0.21)
Year Ended February 28, 2019	8.09	0.20	0.01	0.21	(0.20)	—	(0.20)
Year Ended February 28, 2018	8.21	0.19	(0.13)	0.06	(0.18)	—	(0.18)
Class R3
Six Months Ended August 31, 2022 (Unaudited)	8.13	0.10	(0.73)	(0.63)	(0.10)	—	(0.10)
Year Ended February 28, 2022	8.55	0.17	(0.35)	(0.18)	(0.18)	(0.06)	(0.24)
Year Ended February 28, 2021	8.70	0.19	—(g)	0.19	(0.20)	(0.14)	(0.34)
Year Ended February 29, 2020	8.09	0.23	0.62	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	8.08	0.22	0.01	0.23	(0.22)	—	(0.22)
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
Class R4
Six Months Ended August 31, 2022 (Unaudited)	8.13	0.11	(0.73)	(0.62)	(0.11)	—	(0.11)
Year Ended February 28, 2022	8.55	0.19	(0.35)	(0.16)	(0.20)	(0.06)	(0.26)
Year Ended February 28, 2021	8.70	0.22	(0.01)	0.21	(0.22)	(0.14)	(0.36)
Year Ended February 29, 2020	8.09	0.25	0.62	0.87	(0.26)	—	(0.26)
Year Ended February 28, 2019	8.09	0.24	—(g)	0.24	(0.24)	—	(0.24)
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
SEE NOTES TO FINANCIAL STATEMENTS.

372	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.41	(7.69)%	$1,740,067	0.74% (f)	2.69% (f)	0.88% (f)	28%
8.14	(2.08)	1,888,867	0.74	2.17	0.89	64
8.56	2.29	1,774,114	0.74	2.39	0.89	69
8.71	10.74	1,818,636	0.74	2.89	0.90	36
8.10	3.00	1,258,207	0.74	2.88	0.91	51
8.09	0.98	1,016,261	0.74	2.65	0.92	42

7.46	(7.94)	86,306	1.37(f)	2.04(f)	1.38(f)	28
8.19	(2.82)	112,092	1.38	1.53	1.39	64
8.62	1.62	156,679	1.38	1.75	1.39	69
8.77	10.08	197,747	1.39	2.25	1.40	36
8.15	2.31	174,310	1.39	2.22	1.41	51
8.14	0.43	208,888	1.39	2.00	1.41	42

7.40	(7.56)	3,386,419	0.45(f)	2.97(f)	0.63(f)	28
8.13	(1.92)	3,991,530	0.45	2.46	0.63	64
8.56	2.60	3,743,946	0.45	2.66	0.63	69
8.71	11.06	2,912,783	0.45	3.18	0.65	36
8.10	3.30	1,765,753	0.45	3.19	0.66	51
8.09	1.27	1,179,405	0.45	2.94	0.67	42

7.41	(7.87)	37,946	1.13(f)	2.29(f)	1.14(f)	28
8.14	(2.47)	43,237	1.14	1.77	1.15	64
8.56	1.90	45,130	1.13	2.00	1.14	69
8.71	10.29	49,308	1.14	2.47	1.20	36
8.10	2.59	20,410	1.14	2.48	1.19	51
8.09	0.69	22,556	1.14	2.25	1.21	42

7.40	(7.76)	5,802	0.88(f)	2.54(f)	0.89(f)	28
8.13	(2.23)	6,393	0.88	2.02	0.89	64
8.55	2.15	10,247	0.88	2.23	0.89	69
8.70	10.59	9,629	0.90	2.73	0.91	36
8.09	2.85	4,976	0.89	2.70	0.91	51
8.08	0.91	7,688	0.89	2.48	0.93	42

7.40	(7.64)	5,569	0.63(f)	2.86(f)	0.64(f)	28
8.13	(1.98)	3,092	0.63	2.27	0.64	64
8.55	2.41	5,470	0.63	2.48	0.64	69
8.70	10.86	4,057	0.64	3.00	0.65	36
8.09	2.99	3,461	0.64	3.05	0.66	51
8.09	1.21	773	0.64	2.76	0.87	42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	373

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund (continued)
Class R5
Six Months Ended August 31, 2022 (Unaudited)	$8.14	$0.11	$(0.72)	$(0.61)	$(0.12)	$—	$(0.12)
Year Ended February 28, 2022	8.56	0.21	(0.36)	(0.15)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	—(g)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	8.14	0.12	(0.73)	(0.61)	(0.12)	—	(0.12)
Year Ended February 28, 2022	8.57	0.22	(0.37)	(0.15)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2021	8.72	0.24	(0.01)	0.23	(0.24)	(0.14)	(0.38)
Year Ended February 29, 2020	8.10	0.27	0.63	0.90	(0.28)	—	(0.28)
Year Ended February 28, 2019	8.10	0.26	—(g)	0.26	(0.26)	—	(0.26)
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

374	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.41	(7.56)%	$14,487	0.47% (f)	2.95% (f)	0.48% (f)	28%
8.14	(1.82)	16,725	0.47	2.43	0.48	64
8.56	2.56	17,667	0.47	2.65	0.49	69
8.71	11.02	19,644	0.49	3.16	0.50	36
8.10	3.27	15,665	0.48	3.22	0.51	51
8.09	1.23	1,810	0.49	2.90	0.57	42

7.41	(7.51)	10,435,796	0.37(f)	3.06(f)	0.38(f)	28
8.14	(1.84)	10,597,856	0.37	2.53	0.38	64
8.57	2.67	10,078,873	0.37	2.75	0.39	69
8.72	11.25	10,324,832	0.39	3.26	0.39	36
8.10	3.23	10,447,374	0.39	3.24	0.41	51
8.10	1.46	9,043,535	0.39	2.99	0.41	42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	375

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Floating Rate Income Fund
Class A
Six Months Ended August 31, 2022	$8.85	$0.17	$(0.36)	$(0.19)	$(0.17)	$8.49
Year Ended February 28, 2022	8.93	0.26	(0.06)	0.20	(0.28)	8.85
Year Ended February 28, 2021	8.93	0.32	(0.01)	0.31	(0.31)	8.93
Year Ended February 29, 2020	9.23	0.46	(0.32)	0.14	(0.44)	8.93
September 1, 2018 through February 28, 2019(g)	9.37	0.21	(0.13)	0.08	(0.22)	9.23
Year Ended August 31, 2018	9.41	0.36	(0.05)	0.31	(0.35)	9.37
Year Ended August 31, 2017	9.36	0.35	0.05	0.40	(0.35)	9.41
Class C
Six Months Ended August 31, 2022	8.82	0.15	(0.36)	(0.21)	(0.15)	8.46
Year Ended February 28, 2022	8.90	0.22	(0.07)	0.15	(0.23)	8.82
Year Ended February 28, 2021	8.90	0.28	(0.01)	0.27	(0.27)	8.90
Year Ended February 29, 2020	9.20	0.40	(0.31)	0.09	(0.39)	8.90
September 1, 2018 through February 28, 2019(g)	9.34	0.19	(0.13)	0.06	(0.20)	9.20
Year Ended August 31, 2018	9.38	0.31	(0.05)	0.26	(0.30)	9.34
Year Ended August 31, 2017	9.34	0.31	0.04	0.35	(0.31)	9.38
Class I
Six Months Ended August 31, 2022	8.85	0.18	(0.35)	(0.17)	(0.19)	8.49
Year Ended February 28, 2022	8.93	0.28	(0.06)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.34	(0.01)	0.33	(0.33)	8.93
Year Ended February 29, 2020	9.23	0.47	(0.31)	0.16	(0.46)	8.93
September 1, 2018 through February 28, 2019(g)	9.37	0.22	(0.13)	0.09	(0.23)	9.23
Year Ended August 31, 2018	9.41	0.39	(0.05)	0.34	(0.38)	9.37
Year Ended August 31, 2017	9.37	0.37	0.05	0.42	(0.38)	9.41
Class R6
Six Months Ended August 31, 2022	8.85	0.18	(0.35)	(0.17)	(0.19)	8.49
Year Ended February 28, 2022	8.93	0.29	(0.07)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.35	(0.01)	0.34	(0.34)	8.93
Year Ended February 29, 2020	9.24	0.48	(0.32)	0.16	(0.47)	8.93
September 1, 2018 through February 28, 2019(g)	9.37	0.23	(0.12)	0.11	(0.24)	9.24
Year Ended August 31, 2018	9.41	0.40	(0.06)	0.34	(0.38)	9.37
Year Ended August 31, 2017	9.37	0.39	0.04	0.43	(0.39)	9.41

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	The Fund changed its fiscal year end from August 31st to the last day of February.
SEE NOTES TO FINANCIAL STATEMENTS.

376	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excluding sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(2.09)%	$51,525	0.99% (f)	3.92% (f)	1.19% (f)	4%
2.21	45,553	1.00	2.87	1.20	40
3.77	23,591	0.99	3.69	1.18	36
1.49	31,754	0.99	5.05	1.20	46
0.87	120,066	0.99	4.58	1.17	12
3.38	170,374	0.98	3.88	1.16	38
4.36	88,390	0.98	3.76	1.18	51

(2.34)	8,457	1.49(f)	3.38(f)	1.70(f)	4
1.71	8,985	1.50	2.42	1.70	40
3.25	8,970	1.49	3.27	1.69	36
1.00	15,886	1.49	4.36	1.68	46
0.63	23,816	1.49	4.09	1.67	12
2.87	22,641	1.48	3.35	1.67	38
3.74	26,114	1.48	3.25	1.69	51

(1.97)	243,323	0.74(f)	4.09(f)	0.93(f)	4
2.46	300,314	0.75	3.17	0.94	40
4.03	262,775	0.74	3.97	0.92	36
1.76	388,979	0.74	5.19	0.91	46
1.00	1,017,750	0.74	4.82	0.90	12
3.63	1,460,764	0.73	4.11	0.91	38
4.51	1,329,888	0.73	3.96	0.91	51

(1.93)	176,023	0.66(f)	4.06(f)	0.68(f)	4
2.53	344,473	0.68	3.21	0.69	40
4.11	300,278	0.66	4.12	0.67	36
1.76	569,567	0.64	5.21	0.66	46
1.16	1,060,089	0.64	4.93	0.65	12
3.73	1,420,279	0.63	4.21	0.66	38
4.61	971,417	0.63	4.10	0.66	51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	377

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$10.59	$0.08	$(0.82)	$(0.74)	$(0.09)	$—	$(0.09)
Year Ended February 28, 2022	11.05	0.13	(0.45)	(0.32)	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.16	0.14	(0.09)	0.05	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	10.32	0.23	0.84	1.07	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.27	0.23	0.04	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.54	0.22	(0.26)	(0.04)	(0.22)	(0.01)	(0.23)
Class C
Six Months Ended August 31, 2022 (Unaudited)	10.56	0.05	(0.82)	(0.77)	(0.06)	—	(0.06)
Year Ended February 28, 2022	11.01	0.07	(0.45)	(0.38)	(0.07)	—	(0.07)
Year Ended February 28, 2021	11.12	0.08	(0.09)	(0.01)	(0.08)	(0.02)	(0.10)
Year Ended February 29, 2020	10.29	0.16	0.83	0.99	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.24	0.17	0.04	0.21	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.50	0.15	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Class I
Six Months Ended August 31, 2022 (Unaudited)	10.59	0.10	(0.84)	(0.74)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.04	0.16	(0.44)	(0.28)	(0.17)	—	(0.17)
Year Ended February 28, 2021	11.15	0.17	(0.09)	0.08	(0.17)	(0.02)	(0.19)
Year Ended February 29, 2020	10.32	0.25	0.83	1.08	(0.25)	—	(0.25)
Year Ended February 28, 2019	10.26	0.25	0.06	0.31	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.53	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Class R2
Six Months Ended August 31, 2022 (Unaudited)	10.58	0.07	(0.83)	(0.76)	(0.07)	—	(0.07)
Year Ended February 28, 2022	11.04	0.10	(0.46)	(0.36)	(0.10)	—	(0.10)
Year Ended February 28, 2021	11.15	0.11	(0.10)	0.01	(0.10)	(0.02)	(0.12)
Year Ended February 29, 2020	10.31	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	10.26	0.19	0.05	0.24	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.53	0.19	(0.26)	(0.07)	(0.19)	(0.01)	(0.20)
Class R3
Six Months Ended August 31, 2022 (Unaudited)	10.59	0.08	(0.84)	(0.76)	(0.08)	—	(0.08)
Year Ended February 28, 2022	11.04	0.12	(0.44)	(0.32)	(0.13)	—	(0.13)
Year Ended February 28, 2021	11.15	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)
Year Ended February 29, 2020	10.32	0.21	0.84	1.05	(0.22)	—	(0.22)
Year Ended February 28, 2019	10.27	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.53	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
Class R4
Six Months Ended August 31, 2022 (Unaudited)	10.58	0.09	(0.82)	(0.73)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.03	0.15	(0.45)	(0.30)	(0.15)	—	(0.15)
Year Ended February 28, 2021	11.15	0.16	(0.10)	0.06	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.31	0.24	0.84	1.08	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.26	0.24	0.05	0.29	(0.24)	—	(0.24)
Year Ended February 28, 2018	10.53	0.24	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
SEE NOTES TO FINANCIAL STATEMENTS.

378	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.76	(7.02)%	$347,910	0.74% (f)	1.67% (f)	0.89% (f)	6%
10.59	(2.95)	417,020	0.75	1.23	0.89	7
11.05	0.41	493,321	0.74	1.28	0.89	55
11.16	10.43	441,395	0.74	2.11	0.91	12
10.32	2.71	378,477	0.74	2.22	0.93	10
10.27	(0.43)	432,065	0.74	2.08	0.94	15

9.73	(7.33)	21,140	1.35(f)	1.06(f)	1.39(f)	6
10.56	(3.47)	29,041	1.36	0.62	1.39	7
11.01	(0.18)	49,005	1.34	0.67	1.39	55
11.12	9.69	40,117	1.36	1.49	1.41	12
10.29	2.09	33,288	1.35	1.62	1.42	10
10.24	(0.96)	42,602	1.36	1.46	1.43	15

9.75	(6.99)	893,914	0.47(f)	1.94(f)	0.64(f)	6
10.59	(2.60)	1,315,495	0.48	1.50	0.64	7
11.04	0.68	1,718,670	0.47	1.54	0.63	55
11.15	10.63	1,277,275	0.47	2.37	0.65	12
10.32	3.09	892,985	0.47	2.49	0.67	10
10.26	(0.16)	581,435	0.47	2.35	0.69	15

9.75	(7.19)	15,575	1.09(f)	1.32(f)	1.16(f)	6
10.58	(3.30)	21,297	1.10	0.88	1.16	7
11.04	0.06	29,763	1.08	0.93	1.15	55
11.15	10.05	34,898	1.09	1.77	1.18	12
10.31	2.36	41,890	1.09	1.87	1.19	10
10.26	(0.74)	50,768	1.06	1.76	1.23	15

9.75	(7.16)	24,694	0.84(f)	1.57(f)	0.89(f)	6
10.59	(2.96)	29,617	0.85	1.13	0.89	7
11.04	0.32	33,440	0.84	1.18	0.88	55
11.15	10.23	23,849	0.84	1.99	0.90	12
10.32	2.62	14,896	0.84	2.11	0.92	10
10.27	(0.40)	3,696	0.84	1.99	0.95	15

9.75	(6.96)	7,219	0.59(f)	1.80(f)	0.64(f)	6
10.58	(2.72)	18,713	0.60	1.38	0.64	7
11.03	0.48	28,607	0.59	1.41	0.63	55
11.15	10.61	7,982	0.59	2.24	0.65	12
10.31	2.88	4,367	0.59	2.37	0.67	10
10.26	(0.27)	757	0.59	2.25	1.01	15
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	379

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund (continued)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	$10.58	$0.10	$(0.82)	$(0.72)	$(0.11)	$—	$(0.11)
Year Ended February 28, 2022	11.04	0.18	(0.46)	(0.28)	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.15	0.19	(0.09)	0.10	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.31	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.26	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.53	0.26	(0.26)	—(g)	(0.26)	(0.01)	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

380	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.75	(6.84)%	$608,463	0.34% (f)	2.07% (f)	0.39% (f)	6%
10.58	(2.56)	671,110	0.35	1.63	0.39	7
11.04	0.81	797,220	0.34	1.67	0.38	55
11.15	10.89	568,339	0.34	2.49	0.40	12
10.31	3.12	347,741	0.34	2.62	0.42	10
10.26	(0.03)	203,083	0.34	2.49	0.42	15
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	381

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$6.95	$0.16	$(0.68)	$(0.52)	$(0.18)	$6.25
Year Ended February 28, 2022	7.12	0.31	(0.15)	0.16	(0.33)	6.95
Year Ended February 28, 2021	7.07	0.30	0.06	0.36	(0.31)	7.12
Year Ended February 29, 2020	7.13	0.38	(0.05)	0.33	(0.39)	7.07
Year Ended February 28, 2019	7.28	0.39	(0.14)	0.25	(0.40)	7.13
Year Ended February 28, 2018	7.44	0.39	(0.15)	0.24	(0.40)	7.28
Class C
Six Months Ended August 31, 2022 (Unaudited)	6.97	0.14	(0.68)	(0.54)	(0.16)	6.27
Year Ended February 28, 2022	7.14	0.28	(0.16)	0.12	(0.29)	6.97
Year Ended February 28, 2021	7.09	0.27	0.06	0.33	(0.28)	7.14
Year Ended February 29, 2020	7.14	0.35	(0.05)	0.30	(0.35)	7.09
Year Ended February 28, 2019	7.30	0.36	(0.16)	0.20	(0.36)	7.14
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)	7.30
Class I
Six Months Ended August 31, 2022 (Unaudited)	6.99	0.17	(0.69)	(0.52)	(0.18)	6.29
Year Ended February 28, 2022	7.17	0.33	(0.16)	0.17	(0.35)	6.99
Year Ended February 28, 2021	7.12	0.32	0.06	0.38	(0.33)	7.17
Year Ended February 29, 2020	7.17	0.40	(0.04)	0.36	(0.41)	7.12
Year Ended February 28, 2019	7.32	0.41	(0.14)	0.27	(0.42)	7.17
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)	7.32
Class R2
Six Months Ended August 31, 2022 (Unaudited)	6.94	0.15	(0.69)	(0.54)	(0.16)	6.24
Year Ended February 28, 2022	7.11	0.29	(0.16)	0.13	(0.30)	6.94
Year Ended February 28, 2021	7.06	0.28	0.06	0.34	(0.29)	7.11
Year Ended February 29, 2020	7.12	0.36	(0.06)	0.30	(0.36)	7.06
Year Ended February 28, 2019	7.27	0.37	(0.14)	0.23	(0.38)	7.12
Year Ended February 28, 2018	7.43	0.37	(0.15)	0.22	(0.38)	7.27
Class R3
Six Months Ended August 31, 2022 (Unaudited)	7.00	0.16	(0.70)	(0.54)	(0.17)	6.29
Year Ended February 28, 2022	7.17	0.31	(0.16)	0.15	(0.32)	7.00
Year Ended February 28, 2021	7.12	0.29	0.07	0.36	(0.31)	7.17
Year Ended February 29, 2020	7.17	0.38	(0.05)	0.33	(0.38)	7.12
Year Ended February 28, 2019	7.32	0.39	(0.15)	0.24	(0.39)	7.17
August 21, 2017 through February 28, 2018 (g)	7.45	0.20	(0.10)	0.10	(0.23)	7.32
Class R4
Six Months Ended August 31, 2022 (Unaudited)	6.99	0.17	(0.69)	(0.52)	(0.18)	6.29
Year Ended February 28, 2022	7.17	0.32	(0.16)	0.16	(0.34)	6.99
Year Ended February 28, 2021	7.12	0.31	0.06	0.37	(0.32)	7.17
Year Ended February 29, 2020	7.17	0.39	(0.04)	0.35	(0.40)	7.12
Year Ended February 28, 2019	7.32	0.41	(0.15)	0.26	(0.41)	7.17
August 21, 2017 through February 28, 2018 (g)	7.45	0.21	(0.10)	0.11	(0.24)	7.32
SEE NOTES TO FINANCIAL STATEMENTS.

382	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(7.59)%	$406,853	0.90% (f)	4.92% (f)	1.10% (f)	19%
2.19	446,823	0.97	4.31	1.10	27
5.51	400,076	0.98	4.46	1.11	52
4.70	496,262	0.99	5.31	1.16	60
3.62	550,227	0.99	5.52	1.22	47
3.30	632,060	0.99	5.27	1.23	47

(7.81)	33,191	1.40(f)	4.38(f)	1.61(f)	19
1.66	42,181	1.47	3.81	1.60	27
4.95	53,033	1.48	4.01	1.60	52
4.30	94,217	1.49	4.81	1.65	60
2.95	129,121	1.49	5.01	1.72	47
2.92	158,458	1.49	4.77	1.72	47

(7.44)	682,870	0.65(f)	5.03(f)	0.85(f)	19
2.27	1,282,388	0.72	4.54	0.85	27
5.74	2,092,183	0.73	4.59	0.84	52
5.07	1,401,211	0.74	5.57	0.92	60
3.86	3,482,173	0.74	5.77	1.00	47
3.54	3,322,653	0.74	5.52	0.99	47

(7.77)	3,625	1.25(f)	4.55(f)	1.42(f)	19
1.83	4,616	1.32	3.97	1.44	27
5.15	5,390	1.33	4.11	1.45	52
4.33	5,636	1.34	4.95	1.50	60
3.27	6,679	1.34	5.16	1.58	47
2.97	7,794	1.33	4.94	1.59	47

(7.72)	284	1.00(f)	4.95(f)	1.10(f)	19
2.04	262	1.07	4.27	1.10	27
5.38	635	1.07	4.31	1.12	52
4.71	383	1.09	5.19	1.15	60
3.51	316	1.09	5.50	1.30	47
1.34	20	1.09	5.20	1.25	47

(7.48)	28	0.74(f)	5.12(f)	0.93(f)	19
2.17	28	0.82	4.43	0.87	27
5.64	37	0.82	4.61	2.00	52
4.97	35	0.84	5.47	1.11	60
3.77	53	0.84	5.70	1.37	47
1.49	27	0.84	5.47	1.01	47
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	383

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund (continued)
Class R5
Six Months Ended August 31, 2022 (Unaudited)	$7.02	$0.17	$(0.69)	$(0.52)	$(0.19)	$6.31
Year Ended February 28, 2022	7.19	0.34	(0.16)	0.18	(0.35)	7.02
Year Ended February 28, 2021	7.13	0.33	0.06	0.39	(0.33)	7.19
Year Ended February 29, 2020	7.18	0.41	(0.05)	0.36	(0.41)	7.13
Year Ended February 28, 2019	7.33	0.42	(0.15)	0.27	(0.42)	7.18
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)	7.33
Class R6
Six Months Ended August 31, 2022 (Unaudited)	7.00	0.18	(0.69)	(0.51)	(0.19)	6.30
Year Ended February 28, 2022	7.17	0.34	(0.15)	0.19	(0.36)	7.00
Year Ended February 28, 2021	7.12	0.33	0.06	0.39	(0.34)	7.17
Year Ended February 29, 2020	7.17	0.41	(0.04)	0.37	(0.42)	7.12
Year Ended February 28, 2019	7.32	0.43	(0.15)	0.28	(0.43)	7.17
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)	7.32

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

384	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(7.52)%	$6,421	0.60% (f)	5.08% (f)	0.71% (f)	19%
2.47	11,904	0.67	4.62	0.70	27
5.92	12,338	0.68	4.87	0.71	52
5.11	28,706	0.69	5.61	0.75	60
3.91	55,422	0.69	5.80	0.82	47
3.59	72,349	0.69	5.58	0.82	47

(7.35)	3,216,783	0.50(f)	5.31(f)	0.60(f)	19
2.58	3,679,082	0.57	4.73	0.60	27
5.90	5,223,891	0.57	4.76	0.59	52
5.23	4,787,122	0.59	5.70	0.64	60
4.02	4,335,468	0.59	5.92	0.71	47
3.70	4,829,597	0.59	5.68	0.71	47
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	385

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.17	$0.17	$(0.66)	$(0.49)	$(0.17)	$—	$(0.17)
Year Ended February 28, 2022	9.52	0.33	(0.33)	—(h)	(0.35)	—	(0.35)
Year Ended February 28, 2021	9.69	0.40	(0.14)	0.26	(0.42)	(0.01)	(0.43)
Year Ended February 29, 2020	9.32	0.45	0.38	0.83	(0.46)	—(h)	(0.46)
Year Ended February 28, 2019	9.36	0.47	(0.04)	0.43	(0.47)	—	(0.47)
Year Ended February 28, 2018	9.54	0.50	(0.19)	0.31	(0.49)	—	(0.49)
Class C
Six Months Ended August 31, 2022 (Unaudited)	9.17	0.15	(0.66)	(0.51)	(0.15)	—	(0.15)
Year Ended February 28, 2022	9.52	0.28	(0.34)	(0.06)	(0.29)	—	(0.29)
Year Ended February 28, 2021	9.69	0.34	(0.13)	0.21	(0.37)	(0.01)	(0.38)
Year Ended February 29, 2020	9.32	0.40	0.38	0.78	(0.41)	—(h)	(0.41)
Year Ended February 28, 2019	9.36	0.42	(0.04)	0.38	(0.42)	—	(0.42)
Year Ended February 28, 2018	9.54	0.44	(0.19)	0.25	(0.43)	—	(0.43)
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.16	0.18	(0.65)	(0.47)	(0.19)	—	(0.19)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Year Ended February 29, 2020	9.31	0.48	0.37	0.85	(0.48)	—(h)	(0.48)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—	(0.49)
Year Ended February 28, 2018	9.53	0.53	(0.20)	0.33	(0.51)	—	(0.51)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	9.16	0.18	(0.65)	(0.47)	(0.19)	—	(0.19)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Year Ended February 29, 2020	9.31	0.47	0.39	0.86	(0.49)	—(h)	(0.49)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—	(0.49)
Year Ended February 28, 2018	9.53	0.52	(0.19)	0.33	(0.51)	—	(0.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)
Commencing on February 28, 2019, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 28, 2019, for the year ended February 29, 2020, for the year ended February 28, 2021, for the year ended February 28, 2022 and six months ended August 31, 2022, the Fund did not transact in securities sold short.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

386	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (excluding securities sold short)(d)(f)	Portfolio turnover rate (including securities sold short)(d)(f)

$8.51	(5.33)%	$539,082	0.65% (g)	3.90% (g)	0.89% (g)	73%	—%
9.17	(0.10)	606,729	0.65	3.52	0.89	54	—
9.52	2.99	652,967	0.65	4.34	0.91	69	—
9.69	9.10	838,317	0.65	4.72	0.97	77	—
9.32	4.74	280,513	0.64	5.15	1.08	54	62
9.36	3.25	80,060	0.65	5.22	1.24	40	—

8.51	(5.61)	685,278	1.20(g)	3.36(g)	1.39(g)	73	—
9.17	(0.64)	865,194	1.20	2.98	1.39	54	—
9.52	2.41	989,123	1.19	3.73	1.41	69	—
9.69	8.52	939,761	1.21	4.16	1.46	77	—
9.32	4.16	74,767	1.19	4.60	1.58	54	62
9.36	2.69	18,564	1.20	4.65	1.76	40	—

8.50	(5.21)	6,292,908	0.40(g)	4.17(g)	0.64(g)	73	—
9.16	0.14	7,076,663	0.40	3.77	0.64	54	—
9.51	3.26	5,261,057	0.40	4.50	0.66	69	—
9.68	9.39	3,652,760	0.40	4.95	0.71	77	—
9.31	5.03	113,854	0.39	5.45	0.83	54	62
9.35	3.52	19,319	0.39	5.60	1.04	40	—

8.50	(5.21)	3,240,473	0.39(g)	4.18(g)	0.39(g)	73	—
9.16	0.14	3,546,736	0.39	3.79	0.39	54	—
9.51	3.27	2,208,975	0.40	4.42	0.41	69	—
9.68	9.40	643,056	0.40	4.96	0.46	77	—
9.31	5.04	82,376	0.39	5.37	0.59	54	62
9.35	3.53	71,862	0.39	5.51	0.69	40	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	387

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.97	$0.06	$(0.25)	$(0.19)	$(0.06)	$9.72
Year Ended February 28, 2022	10.18	0.07	(0.21)	(0.14)	(0.07)	9.97
Year Ended February 28, 2021	10.17	0.11	0.01	0.12	(0.11)	10.18
Year Ended February 29, 2020	10.00	0.22	0.17	0.39	(0.22)	10.17
Year Ended February 28, 2019	9.98	0.21	0.02	0.23	(0.21)	10.00
Year Ended February 28, 2018	9.99	0.14	(0.01)	0.13	(0.14)	9.98
Class C
Six Months Ended August 31, 2022 (Unaudited)	9.86	0.03	(0.25)	(0.22)	(0.04)	9.60
Year Ended February 28, 2022	10.07	0.02	(0.21)	(0.19)	(0.02)	9.86
Year Ended February 28, 2021	10.06	0.06	0.02	0.08	(0.07)	10.07
Year Ended February 29, 2020	9.89	0.17	0.17	0.34	(0.17)	10.06
Year Ended February 28, 2019	9.87	0.16	0.02	0.18	(0.16)	9.89
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)	9.87
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.97	0.07	(0.26)	(0.19)	(0.07)	9.71
Year Ended February 28, 2022	10.18	0.09	(0.21)	(0.12)	(0.09)	9.97
Year Ended February 28, 2021	10.17	0.14	0.01	0.15	(0.14)	10.18
Year Ended February 29, 2020	10.00	0.24	0.18	0.42	(0.25)	10.17
Year Ended February 28, 2019	9.98	0.24	0.02	0.26	(0.24)	10.00
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)	9.98
Class R6
Six Months Ended August 31, 2022 (Unaudited)	9.99	0.08	(0.26)	(0.18)	(0.08)	9.73
Year Ended February 28, 2022	10.20	0.11	(0.21)	(0.10)	(0.11)	9.99
Year Ended February 28, 2021	10.19	0.16	0.01	0.17	(0.16)	10.20
Year Ended February 29, 2020	10.01	0.27	0.18	0.45	(0.27)	10.19
Year Ended February 28, 2019	9.99	0.26	0.02	0.28	(0.26)	10.01
Year Ended February 28, 2018	10.00	0.18	(0.01)	0.17	(0.18)	9.99

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

388	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(1.91)%	$188,752	0.68%	1.22%	0.81%	16%
(1.40)	193,738	0.69	0.66	0.81	24
1.25	221,393	0.68	1.10	0.81	35
3.96	189,571	0.69	2.18	0.85	27
2.34	152,859	0.68	2.14	0.88	28
1.27	121,268	0.68	1.37	0.89	22

(2.28)	12,881	1.18	0.70	1.31	16
(1.91)	14,683	1.19	0.16	1.31	24
0.76	21,327	1.18	0.62	1.31	35
3.49	21,366	1.19	1.68	1.36	27
1.86	20,632	1.18	1.64	1.38	28
0.76	17,540	1.18	0.83	1.39	22

(1.89)	242,408	0.43	1.47	0.56	16
(1.15)	241,187	0.44	0.91	0.55	24
1.50	387,185	0.43	1.36	0.55	35
4.22	342,871	0.44	2.43	0.60	27
2.59	281,354	0.43	2.40	0.62	28
1.53	214,976	0.43	1.62	0.62	22

(1.79)	771,157	0.23	1.66	0.31	16
(0.95)	821,094	0.24	1.10	0.30	24
1.70	859,503	0.23	1.55	0.30	35
4.53	743,297	0.24	2.63	0.35	27
2.79	652,843	0.23	2.58	0.37	28
1.73	658,067	0.23	1.82	0.37	22
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	389

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$11.43	$0.10	$(0.79)	$(0.69)	$(0.09)	$—	$(0.09)
Year Ended February 28, 2022	11.82	0.14	(0.38)	(0.24)	(0.14)	(0.01)	(0.15)
Year Ended February 28, 2021	11.87	0.25	0.04	0.29	(0.24)	(0.10)	(0.34)
Year Ended February 29, 2020	11.31	0.33	0.59	0.92	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2019	11.25	0.33	0.06	0.39	(0.33)	—	(0.33)
Year Ended February 28, 2018	11.45	0.34	(0.21)	0.13	(0.33)	—	(0.33)
Class C
Six Months Ended August 31, 2022 (Unaudited)	11.07	0.07	(0.75)	(0.68)	(0.07)	—	(0.07)
Year Ended February 28, 2022	11.46	0.08	(0.38)	(0.30)	(0.08)	(0.01)	(0.09)
Year Ended February 28, 2021	11.52	0.18	0.04	0.22	(0.18)	(0.10)	(0.28)
Year Ended February 29, 2020	10.99	0.27	0.57	0.84	(0.27)	(0.04)	(0.31)
Year Ended February 28, 2019	10.95	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2018	11.15	0.27	(0.20)	0.07	(0.27)	—	(0.27)
Class I
Six Months Ended August 31, 2022 (Unaudited)	11.10	0.11	(0.75)	(0.64)	(0.11)	—	(0.11)
Year Ended February 28, 2022	11.50	0.16	(0.38)	(0.22)	(0.17)	(0.01)	(0.18)
Year Ended February 28, 2021	11.55	0.27	0.05	0.32	(0.27)	(0.10)	(0.37)
Year Ended February 29, 2020	11.02	0.35	0.57	0.92	(0.35)	(0.04)	(0.39)
Year Ended February 28, 2019	10.97	0.35	0.05	0.40	(0.35)	—	(0.35)
Year Ended February 28, 2018	11.18	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	11.10	0.12	(0.75)	(0.63)	(0.12)	—	(0.12)
Year Ended February 28, 2022	11.49	0.18	(0.38)	(0.20)	(0.18)	(0.01)	(0.19)
Year Ended February 28, 2021	11.55	0.28	0.05	0.33	(0.29)	(0.10)	(0.39)
Year Ended February 29, 2020	11.01	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2019	10.97	0.37	0.04	0.41	(0.37)	—	(0.37)
Year Ended February 28, 2018	11.17	0.37	(0.19)	0.18	(0.38)	—	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

390	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.65	(6.01)%	$132,299	0.64% (f)	1.89% (f)	0.85% (f)	39%
11.43	(2.13)	171,700	0.64	1.18	0.85	132
11.82	2.48	194,516	0.63	2.08	0.85	93
11.87	8.25	149,102	0.64	2.88	0.90	23
11.31	3.50	105,957	0.65	2.98	0.98	22
11.25	1.12	109,033	0.65	2.95	0.98	14

10.32	(6.16)	11,692	1.14(f)	1.38(f)	1.35(f)	39
11.07	(2.68)	16,914	1.14	0.67	1.35	132
11.46	1.98	22,617	1.13	1.56	1.35	93
11.52	7.69	12,887	1.14	2.38	1.41	23
10.99	2.91	10,062	1.15	2.47	1.48	22
10.95	0.65	11,849	1.15	2.44	1.48	14

10.35	(5.79)	1,860,082	0.39(f)	2.15(f)	0.60(f)	39
11.10	(2.02)	1,999,614	0.39	1.42	0.60	132
11.50	2.81	2,290,016	0.38	2.31	0.60	93
11.55	8.47	1,451,956	0.39	3.13	0.64	23
11.02	3.77	960,112	0.39	3.23	0.71	22
10.97	1.33	888,646	0.40	3.19	0.72	14

10.35	(5.71)	2,008,871	0.24	2.30	0.35	39
11.10	(1.78)	2,462,650	0.24	1.57	0.35	132
11.49	2.88	2,599,085	0.23	2.45	0.35	93
11.55	8.73	1,397,964	0.24	3.28	0.39	23
11.01	3.83	1,116,941	0.24	3.37	0.46	22
10.97	1.57	955,347	0.25	3.34	0.47	14
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	391

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Preferred and Income Securities Fund
Class A
April 1, 2022 (d) through August 31, 2022 (Unaudited)	$10.00	$0.16	$(0.78)	$(0.62)	$(0.13)	$9.25
Class C
August 1, 2022 (e) through August 31, 2022 (Unaudited)	9.46	0.02	(0.21)	(0.19)	(0.03)	9.24
Class I
April 1, 2022 (d) through August 31, 2022 (Unaudited)	10.00	0.17	(0.78)	(0.61)	(0.14)	9.25
Class R6
April 1, 2022 (d) through August 31, 2022 (Unaudited)	10.00	0.16	(0.77)	(0.61)	(0.14)	9.25

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

392	J.P. Morgan Income Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)	Net assets, end of period (000's)	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(6.21)%	$4,170	0.85%	3.98%	1.24%	14%

(2.04)	2,232	1.30	2.39	1.68	14

(6.12)	145,768	0.59	4.29	1.41	14

(6.11)	312,906	0.55	4.17	0.72	14
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	393

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$10.86	$0.04	$(0.30)	$(0.26)	$(0.05)	$—	$(0.05)
Year Ended February 28, 2022	11.15	0.07	(0.26)	(0.19)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	11.00	0.15	0.18	0.33	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.72	0.23	0.28	0.51	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.68	0.17	0.04	0.21	(0.17)	—	(0.17)
Year Ended February 28, 2018	10.81	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)
Class C
Six Months Ended August 31, 2022 (Unaudited)	10.94	0.02	(0.31)	(0.29)	(0.02)	—	(0.02)
Year Ended February 28, 2022	11.23	0.01	(0.26)	(0.25)	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2021	11.08	0.10	0.18	0.28	(0.11)	(0.02)	(0.13)
Year Ended February 29, 2020	10.80	0.18	0.28	0.46	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.75	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Class I
Six Months Ended August 31, 2022 (Unaudited)	10.87	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.17	0.19	0.36	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.74	0.26	0.27	0.53	(0.26)	—	(0.26)
Year Ended February 28, 2019	10.70	0.20	0.04	0.24	(0.20)	—	(0.20)
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	10.87	0.06	(0.29)	(0.23)	(0.07)	—	(0.07)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.18	0.19	0.37	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2020	10.74	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.69	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.83	0.16	(0.13)	0.03	(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

394	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.55	(2.39)%	$671,028	0.58% (f)	0.83% (f)	0.81% (f)	34%
10.86	(1.72)	677,013	0.59	0.62	0.81	83
11.15	3.05	599,105	0.58	1.34	0.82	63
11.00	4.84	305,826	0.66	2.13	0.84	88
10.72	1.99	296,927	0.80	1.60	0.86	80
10.68	(0.16)	386,702	0.80	1.02	0.86	44

10.63	(2.62)	23,685	1.08(f)	0.33(f)	1.32(f)	34
10.94	(2.21)	26,327	1.09	0.13	1.32	83
11.23	2.52	34,138	1.08	0.87	1.33	63
11.08	4.26	23,359	1.17	1.64	1.35	88
10.80	1.56	29,415	1.30	1.09	1.36	80
10.75	(0.69)	34,926	1.30	0.50	1.36	44

10.57	(2.17)	2,022,264	0.34(f)	1.08(f)	0.56(f)	34
10.87	(1.47)	2,928,638	0.34	0.86	0.56	83
11.16	3.30	2,472,206	0.33	1.53	0.57	63
11.01	4.99	673,511	0.41	2.38	0.59	88
10.74	2.24	738,371	0.55	1.83	0.60	80
10.70	0.08	1,010,587	0.55	1.26	0.60	44

10.57	(2.14)	5,133,429	0.27(f)	1.14(f)	0.31(f)	34
10.87	(1.42)	7,115,180	0.28	0.92	0.31	83
11.16	3.36	5,354,423	0.27	1.63	0.32	63
11.01	5.12	2,126,449	0.29	2.51	0.34	88
10.74	2.60	2,099,483	0.30	2.09	0.35	80
10.69	0.25	2,225,633	0.30	1.52	0.35	44
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	395

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.50	$0.09	$(0.46)	$(0.37)	$(0.10)	$—	$(0.10)
Year Ended February 28, 2022	9.85	0.12	(0.32)	(0.20)	(0.13)	(0.02)	(0.15)
Year Ended February 28, 2021	9.74	0.17	0.14	0.31	(0.18)	(0.02)	(0.20)
Year Ended February 29, 2020	9.41	0.24	0.31	0.55	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.40	0.25	—(g)	0.25	(0.24)	—	(0.24)
Year Ended February 28, 2018	9.59	0.32	(0.19)	0.13	(0.32)	—	(0.32)
Class C
Six Months Ended August 31, 2022 (Unaudited)	9.47	0.06	(0.45)	(0.39)	(0.07)	—	(0.07)
Year Ended February 28, 2022	9.83	0.07	(0.33)	(0.26)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	9.72	0.11	0.16	0.27	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	9.39	0.18	0.33	0.51	(0.18)	—	(0.18)
Year Ended February 28, 2019	9.38	0.20	—(g)	0.20	(0.19)	—	(0.19)
Year Ended February 28, 2018	9.57	0.27	(0.19)	0.08	(0.27)	—	(0.27)
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.50	0.10	(0.45)	(0.35)	(0.11)	—	(0.11)
Year Ended February 28, 2022	9.85	0.15	(0.32)	(0.17)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.74	0.18	0.16	0.34	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.25	0.34	0.59	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.39	0.27	—(g)	0.27	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.19)	0.16	(0.35)	—	(0.35)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	9.49	0.10	(0.45)	(0.35)	(0.11)	—	(0.11)
Year Ended February 28, 2022	9.85	0.15	(0.33)	(0.18)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.73	0.21	0.14	0.35	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.24	0.35	0.59	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.39	0.28	(0.01)	0.27	(0.26)	—	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.18)	0.17	(0.36)	—	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

396	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.03	(3.92)%	$430,129	0.63% (f)	1.89% (f)	0.85% (f)	93%
9.50	(2.01)	494,841	0.63	1.27	0.84	129
9.85	3.25	364,872	0.63	1.73	0.85	129
9.74	5.95	95,222	0.64	2.46	0.92	157
9.41	2.66	100,349	0.63	2.68	1.05	83
9.40	1.40	9,900	0.77	3.30	1.26	226

9.01	(4.08)	35,491	1.13(f)	1.38(f)	1.35(f)	93
9.47	(2.61)	46,136	1.13	0.77	1.35	129
9.83	2.77	42,071	1.13	1.17	1.35	129
9.72	5.45	7,825	1.14	1.92	1.41	157
9.39	2.15	5,019	1.13	2.16	1.58	83
9.38	0.88	1,207	1.29	2.87	1.77	226

9.04	(3.70)	2,938,476	0.38(f)	2.13(f)	0.60(f)	93
9.50	(1.77)	4,199,718	0.38	1.52	0.59	129
9.85	3.49	2,286,573	0.38	1.88	0.60	129
9.74	6.31	187,225	0.39	2.64	0.65	157
9.40	2.90	125,030	0.38	2.92	0.79	83
9.39	1.65	56,434	0.55	3.70	0.97	226

9.03	(3.67)	2,031,233	0.32(f)	2.14(f)	0.35(f)	93
9.49	(1.81)	4,667,469	0.32	1.58	0.34	129
9.85	3.66	3,991,010	0.32	2.12	0.35	129
9.73	6.31	3,531,440	0.32	2.47	0.37	157
9.40	2.95	45,323	0.32	2.97	0.54	83
9.39	1.75	29,580	0.42	3.71	0.72	226
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	397

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Limited Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Preferred and Income Securities Fund	Class A, Class C, Class I and Class R6	JPM IV	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.
The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Limited Duration Bond Fund (“Limited Duration Bond Fund”) is to seek a high level of current income consistent with low volatility of principal.
The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
The investment objective of JPMorgan Preferred and Income Securities Fund is to seek to provide a high level of current income and total return.
The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

398	J.P. Morgan Income Funds	August 31, 2022

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at August 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).

August 31, 2022	J.P. Morgan Income Funds	399

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,669,310	$1,338,355	$4,007,665
Collateralized Mortgage Obligations	—	2,467,775	234,056	2,701,831
Commercial Mortgage-Backed Securities	—	2,097,285	231,130	2,328,415
Corporate Bonds	—	7,905,345	—	7,905,345
Foreign Government Securities	—	142,655	—	142,655
Loan Assignments	—	50,455	—	50,455
Mortgage-Backed Securities	—	6,022,106	—	6,022,106
Municipal Bonds	—	155,087	—	155,087
U.S. Government Agency Securities	—	131,268	—	131,268
U.S. Treasury Obligations	—	8,664,311	—	8,664,311
Short-Term Investments
Investment Companies	1,168,027	—	—	1,168,027
Total Investments in Securities	$1,168,027	$30,305,597	$1,803,541	$33,277,165

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,257,325	$1,172,942	$2,430,267
Collateralized Mortgage Obligations	—	673,618	179,866	853,484
Commercial Mortgage-Backed Securities	—	1,561,179	377,119	1,938,298
Common Stocks
Communication Services	1,923	—	1,922	3,845
Consumer Discretionary	—	—	1,661	1,661
Consumer Staples	—	—	40	40
Energy	6,299	637	—	6,936
Financials	—	—	4	4
Industrials	292	1,626	—	1,918
Information Technology	—	—	—	—
Utilities	84	—	—	84
Total Common Stocks	8,598	2,263	3,627	14,488
Convertible Bonds	—	—	1,034	1,034
Convertible Preferred Stocks	—	—	3,549	3,549
Corporate Bonds
Health Care	—	367,568	—	367,568
Utilities	—	350,048	8	350,056
Information Technology	—	201,531	—	201,531
Consumer Staples	—	209,132	—	209,132
Financials	—	1,672,965	—	1,672,965
Energy	—	423,991	6	423,997
Industrials	—	285,966	—	285,966

400	J.P. Morgan Income Funds	August 31, 2022

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Discretionary	$—	$259,267	$—	$259,267
Communication Services	—	510,425	1	510,426
Materials	—	206,451	—	206,451
Real Estate	—	101,054	—	101,054
Total Corporate Bonds	—	4,588,398	15	4,588,413
Foreign Government Securities	—	112,012	—	112,012
Loan Assignments
Consumer Discretionary	—	14,385	16	14,401
Consumer Staples	—	11,643	250	11,893
Financials	—	—	2,483	2,483
Industrials	—	11,380	—	11,380
Information Technology	—	9,182	—	9,182
Materials	—	10,801	—	10,801
Total Loan Assignments	—	57,391	2,749	60,140
Mortgage-Backed Securities	—	2,108,532	—	2,108,532
Municipal Bonds	—	21,258	—	21,258
Preferred Stocks
Consumer Discretionary	—	—	2,267	2,267
Information Technology	—	—	—	—
Total Preferred Stocks	—	—	2,267	2,267
Rights
Communication Services	—	—	—	—
Utilities	—	—	130	130
Total Rights	—	—	130	130
U.S. Government Agency Securities	—	48,224	—	48,224
U.S. Treasury Obligations	—	2,890,998	—	2,890,998
Warrants
Communication Services	—	—	1,768	1,768
Energy	3,944	—	—	3,944
Total Warrants	3,944	—	1,768	5,712
Short-Term Investments
Investment Companies	804,486	—	—	804,486
Investment of Cash Collateral from Securities Loaned	548	—	—	548
Total Short-Term Investments	805,034	—	—	805,034
Total Investments in Securities	$817,576	$13,321,198	$1,745,066	$15,883,840
Appreciation in Other Financial Instruments
Futures Contracts	$2,044	$—	$—	$2,044
Swaps	—	5,684	—	5,684
Depreciation in Other Financial Instruments
Futures Contracts	(9,116)	—	—	(9,116)
Swaps	—	(354)	—	(354)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7,072)	$5,330	$—	$(1,742)

August 31, 2022	J.P. Morgan Income Funds	401

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Food & Staples Retailing	$—	$—	$110	$110
Media	1,138	—	—	1,138
Professional Services	203	2,828	—	3,031
Specialty Retail	—	—	890	890
Total Common Stocks	1,341	2,828	1,000	5,169
Convertible Preferred Stocks	—	—	6,259	6,259
Corporate Bonds
Auto Components	—	1,798	—	1,798
Chemicals	—	1,293	—	1,293
Consumer Finance	—	2,702	—	2,702
Diversified Telecommunication Services	—	2,881	—	2,881
Electric Utilities	—	—	112	112
Electrical Equipment	—	863	—	863
Equity Real Estate Investment Trusts (REITs)	—	1,582	—	1,582
Health Care Providers & Services	—	2,299	—	2,299
Health Care Technology	—	678	—	678
Hotels, Restaurants & Leisure	—	1,217	—	1,217
Household Durables	—	940	—	940
IT Services	—	763	—	763
Media	—	4,312	—	4,312
Oil, Gas & Consumable Fuels	—	3,347	—	3,347
Software	—	948	—	948
Specialty Retail	—	3,453	—	3,453
Total Corporate Bonds	—	29,076	112	29,188
Loan Assignments
Aerospace & Defense	—	6,901	—	6,901
Airlines	—	1,274	—	1,274
Auto Components	—	11,956	—	11,956
Automobiles	—	1,731	—	1,731
Beverages	—	4,310	—	4,310
Building Products	—	6,174	—	6,174
Capital Markets	—	2,525	—	2,525
Chemicals	—	16,431	—	16,431
Commercial Services & Supplies	—	15,517	—	15,517
Communications Equipment	—	4,768	—	4,768
Construction & Engineering	—	7,217	—	7,217
Containers & Packaging	—	16,652	—	16,652
Diversified Consumer Services	—	10,887	—	10,887
Diversified Financial Services	—	4,496	—	4,496
Diversified Telecommunication Services	—	11,710	—	11,710
Electric Utilities	—	7,827	—	7,827
Electrical Equipment	—	10,215	—	10,215
Electronic Equipment, Instruments & Components	—	3,427	—	3,427
Energy Equipment & Services	—	1,926	—	1,926
Entertainment	—	7,799	—	7,799
Food & Staples Retailing	—	6,646	1,544	8,190

402	J.P. Morgan Income Funds	August 31, 2022

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food Products	$—	$3,595	$—	$3,595
Health Care Equipment & Supplies	—	10,012	—	10,012
Health Care Providers & Services	—	33,987	—	33,987
Hotels, Restaurants & Leisure	—	11,840	—	11,840
Household Durables	—	3,447	—	3,447
Independent Power and Renewable Electricity Producers	—	2,979	—	2,979
Insurance	—	9,118	—	9,118
Internet & Direct Marketing Retail	—	5,489	—	5,489
IT Services	—	9,495	—	9,495
Leisure Products	—	1,240	437	1,677
Life Sciences Tools & Services	—	6,303	—	6,303
Machinery	—	13,826	—	13,826
Media	—	30,510	—	30,510
Oil, Gas & Consumable Fuels	—	2,060	—	2,060
Personal Products	—	10,900	—	10,900
Pharmaceuticals	—	6,760	—	6,760
Professional Services	—	5,459	—	5,459
Road & Rail	—	11,156	—	11,156
Semiconductors & Semiconductor Equipment	—	8,102	—	8,102
Software	—	31,195	—	31,195
Specialty Retail	—	24,105	—	24,105
Technology Hardware, Storage & Peripherals	—	5,601	—	5,601
Textiles, Apparel & Luxury Goods	—	2,452	—	2,452
Total Loan Assignments	—	410,020	1,981	412,001
Warrants
Diversified Telecommunication Services	—	—	89	89
Entertainment	—	—(a)	—	—(a)
Total Warrants	—	—(a)	89	89
Short-Term Investments
Investment Companies	24,736	—	—	24,736
Total Investments in Securities	$26,077	$441,924	$9,441	$477,442
Appreciation in Other Financial Instruments
Swaps	$—	$—	$—	$—
Depreciation in Other Financial Instruments
Swaps	—	(306)	—	(306)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$—	$(306)	$—	$(306)

(a)	Amount rounds to less than one thousand.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$27,745	$—	$27,745
Collateralized Mortgage Obligations	—	430,322	1,665	431,987

August 31, 2022	J.P. Morgan Income Funds	403

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Government Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$223,204	$—	$223,204
Mortgage-Backed Securities	—	503,095	—	503,095
U.S. Government Agency Securities	—	64,463	—	64,463
U.S. Treasury Obligations	—	602,070	—	602,070
Short-Term Investments
Investment Companies	62,023	—	—	62,023
Total Investments in Securities	$62,023	$1,850,899	$1,665	$1,914,587

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Communications Equipment	$—	$—	$—(a)	$—(a)
Diversified Financial Services	—	—	18	18
Diversified Telecommunication Services	10,089	—	—	10,089
Energy Equipment & Services	—	—	—(a)	—(a)
Equity Real Estate Investment Trusts (REITs)	12,959	—	—	12,959
Food & Staples Retailing	—	—	404	404
Internet & Direct Marketing Retail	—	—	6,956	6,956
Media	6,116	—	—	6,116
Oil, Gas & Consumable Fuels	46,347	2,516	—	48,863
Pharmaceuticals	2,368	—	—	2,368
Professional Services	1,014	14,964	—	15,978
Specialty Retail	—	—	4,385	4,385
Wireless Telecommunication Services	—	—	20,562	20,562
Total Common Stocks	78,893	17,480	32,325	128,698
Convertible Bonds
Hotels, Restaurants & Leisure	—	491	—	491
Media	—	22,401	—	22,401
Oil, Gas & Consumable Fuels	—	—	5,161	5,161
Total Convertible Bonds	—	22,892	5,161	28,053
Convertible Preferred Stocks	—	—	30,863	30,863
Corporate Bonds
Aerospace & Defense	—	61,412	—	61,412
Airlines	—	38,789	—	38,789
Auto Components	—	154,947	—	154,947
Automobiles	—	8,945	—	8,945
Banks	—	35,965	—	35,965
Beverages	—	8,122	—	8,122
Biotechnology	—	8,090	—	8,090
Building Products	—	75,763	—	75,763
Capital Markets	—	1,964	—	1,964
Chemicals	—	109,751	—	109,751
Commercial Services & Supplies	—	133,427	—	133,427
Communications Equipment	—	46,170	—	46,170

404	J.P. Morgan Income Funds	August 31, 2022

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Construction & Engineering	$—	$31,885	$—	$31,885
Consumer Finance	—	132,784	—	132,784
Containers & Packaging	—	79,117	—	79,117
Distributors	—	3,840	—	3,840
Diversified Financial Services	—	8,086	—	8,086
Diversified Telecommunication Services	—	388,520	8	388,528
Electric Utilities	—	25,209	195	25,404
Electrical Equipment	—	16,189	—	16,189
Electronic Equipment, Instruments & Components	—	14,823	—	14,823
Energy Equipment & Services	—	31,351	—	31,351
Entertainment	—	68,451	—	68,451
Equity Real Estate Investment Trusts (REITs)	—	96,282	—	96,282
Food & Staples Retailing	—	64,055	—	64,055
Food Products	—	27,306	—	27,306
Gas Utilities	—	7,543	—	7,543
Health Care Equipment & Supplies	—	32,266	—	32,266
Health Care Providers & Services	—	255,364	—	255,364
Health Care Technology	—	8,998	—	8,998
Hotels, Restaurants & Leisure	—	209,413	—	209,413
Household Durables	—	22,665	—	22,665
Household Products	—	52,751	—	52,751
Independent Power and Renewable Electricity Producers	—	8,685	—	8,685
Interactive Media & Services	—	761	—	761
Internet & Direct Marketing Retail	—	11,440	—	11,440
IT Services	—	45,430	—	45,430
Leisure Products	—	13,572	—	13,572
Life Sciences Tools & Services	—	2,116	—	2,116
Machinery	—	14,121	—	14,121
Media	—	401,498	—	401,498
Metals & Mining	—	74,477	—	74,477
Multiline Retail	—	17,308	—	17,308
Oil, Gas & Consumable Fuels	—	387,294	26	387,320
Paper & Forest Products	—	2,508	—	2,508
Personal Products	—	22,790	—	22,790
Pharmaceuticals	—	161,149	—	161,149
Professional Services	—	1,992	—	1,992
Real Estate Management & Development	—	9,868	—	9,868
Road & Rail	—	50,805	—	50,805
Semiconductors & Semiconductor Equipment	—	41,841	—	41,841
Software	—	56,475	—	56,475
Specialty Retail	—	100,391	—	100,391
Thrifts & Mortgage Finance	—	21,864	—	21,864
Trading Companies & Distributors	—	53,220	—	53,220
Wireless Telecommunication Services	—	30,763	—	30,763
Total Corporate Bonds	—	3,790,611	229	3,790,840
Loan Assignments
Auto Components	—	13,470	—	13,470
Beverages	—	6,779	—	6,779

August 31, 2022	J.P. Morgan Income Funds	405

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chemicals	$—	$2,089	$—	$2,089
Commercial Services & Supplies	—	7,365	—	7,365
Containers & Packaging	—	42,681	—	42,681
Diversified Telecommunication Services	—	6,765	—	6,765
Food & Staples Retailing	—	8,323	11,922	20,245
Health Care Equipment & Supplies	—	4,606	—	4,606
Health Care Providers & Services	—	24,022	—	24,022
Hotels, Restaurants & Leisure	—	—	—	—
Household Durables	—	8,745	—	8,745
Internet & Direct Marketing Retail	—	4,338	—	4,338
IT Services	—	3,527	—	3,527
Leisure Products	—	14,060	417	14,477
Machinery	—	19,185	—	19,185
Media	—	26,929	—	26,929
Personal Products	—	27,931	—	27,931
Road & Rail	—	16,383	—	16,383
Semiconductors & Semiconductor Equipment	—	3,356	—	3,356
Software	—	4,639	—	4,639
Specialty Retail	—	53,592	—	53,592
Total Loan Assignments	—	298,785	12,339	311,124
Preferred Stocks	—	—	15,264	15,264
Rights	—	—	3,531	3,531
Warrants
Diversified Telecommunication Services	—	—	185	185
Media	—	—	5,568	5,568
Oil, Gas & Consumable Fuels	8,091	—	—	8,091
Total Warrants	8,091	—	5,753	13,844
Total Investments in Securities	$86,984	$4,129,768	$105,465	$4,322,217

(a)	Amount rounds to less than one thousand.

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,398,815	$982,168	$2,380,983
Collateralized Mortgage Obligations	—	745,491	220,003	965,494
Commercial Mortgage-Backed Securities	—	1,903,481	1,025,687	2,929,168
Common Stocks
Diversified Telecommunication Services	508	—	—	508
Food & Staples Retailing	—	—	30	30
Media	30	—	—	30
Oil, Gas & Consumable Fuels	21,931	91	—	22,022
Pharmaceuticals	72	—	—	72
Professional Services	—	1	—	1
Specialty Retail	—	—	2	2
Wireless Telecommunication Services	—	—	4,045	4,045

406	J.P. Morgan Income Funds	August 31, 2022

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Common Stocks	22,541	92	4,077	26,710
Convertible Bonds	$—	$—	$1,900	$1,900
Corporate Bonds
Aerospace & Defense	—	32,872	—	32,872
Airlines	—	22,312	—	22,312
Auto Components	—	93,232	—	93,232
Automobiles	—	739	—	739
Banks	—	178,812	—	178,812
Beverages	—	7,179	—	7,179
Biotechnology	—	5,763	—	5,763
Building Products	—	34,494	—	34,494
Capital Markets	—	64,628	—	64,628
Chemicals	—	108,761	—	108,761
Commercial Services & Supplies	—	105,301	—	105,301
Communications Equipment	—	39,232	—	39,232
Construction & Engineering	—	30,258	—	30,258
Construction Materials	—	6,565	—	6,565
Consumer Finance	—	78,773	—	78,773
Containers & Packaging	—	94,314	—	94,314
Diversified Consumer Services	—	11,844	—	11,844
Diversified Telecommunication Services	—	285,331	2	285,333
Electric Utilities	—	68,057	—	68,057
Electrical Equipment	—	9,790	—	9,790
Electronic Equipment, Instruments & Components	—	24,041	—	24,041
Energy Equipment & Services	—	17,520	—	17,520
Entertainment	—	52,613	—	52,613
Equity Real Estate Investment Trusts (REITs)	—	61,776	—	61,776
Food & Staples Retailing	—	53,900	—	53,900
Food Products	—	36,671	—	36,671
Gas Utilities	—	7,475	—	7,475
Health Care Equipment & Supplies	—	39,469	—	39,469
Health Care Providers & Services	—	216,604	—	216,604
Health Care Technology	—	15,744	—	15,744
Hotels, Restaurants & Leisure	—	159,834	—	159,834
Household Durables	—	17,351	—	17,351
Household Products	—	41,958	—	41,958
Independent Power and Renewable Electricity Producers	—	11,818	—	11,818
Insurance	—	567	—	567
Internet & Direct Marketing Retail	—	6,488	—	6,488
IT Services	—	26,464	—	26,464
Leisure Products	—	14,724	—	14,724
Machinery	—	12,557	—	12,557
Marine	—	6,060	—	6,060
Media	—	336,631	—	336,631
Metals & Mining	—	75,682	—	75,682
Mortgage Real Estate Investment Trusts (REITs)	—	73,417	—	73,417
Multiline Retail	—	12,181	—	12,181
Multi-Utilities	—	7,898	—	7,898

August 31, 2022	J.P. Morgan Income Funds	407

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$362,541	$12	$362,553
Paper & Forest Products	—	3,008	—	3,008
Personal Products	—	24,641	—	24,641
Pharmaceuticals	—	116,071	—	116,071
Real Estate Management & Development	—	1,156	—	1,156
Road & Rail	—	45,149	—	45,149
Semiconductors & Semiconductor Equipment	—	24,226	—	24,226
Software	—	48,843	—	48,843
Specialty Retail	—	82,706	—	82,706
Technology Hardware, Storage & Peripherals	—	4,098	—	4,098
Thrifts & Mortgage Finance	—	9,959	—	9,959
Tobacco	—	14,846	—	14,846
Trading Companies & Distributors	—	54,447	—	54,447
Transportation Infrastructure	—	5,375	—	5,375
Wireless Telecommunication Services	—	83,530	—	83,530
Total Corporate Bonds	—	3,488,296	14	3,488,310
Foreign Government Securities	—	358,495	—	358,495
Loan Assignments
Auto Components	—	5,210	—	5,210
Beverages	—	1,848	—	1,848
Chemicals	—	2,621	—	2,621
Containers & Packaging	—	4,599	—	4,599
Diversified Financial Services	—	—	451	451
Electronic Equipment, Instruments & Components	—	2,376	—	2,376
Food & Staples Retailing	—	319	2,015	2,334
Health Care Equipment & Supplies	—	2,943	—	2,943
Health Care Providers & Services	—	3,104	—	3,104
Leisure Products	—	—	5	5
Life Sciences Tools & Services	—	1,257	—	1,257
Machinery	—	1,906	—	1,906
Media	—	2,671	—	2,671
Personal Products	—	7,613	—	7,613
Pharmaceuticals	—	2,027	—	2,027
Road & Rail	—	4,153	—	4,153
Specialty Retail	—	7,014	—	7,014
Total Loan Assignments	—	49,661	2,471	52,132
Mortgage-Backed Securities	—	1,173,060	—	1,173,060
Municipal Bonds	—	1,605	—	1,605
Preferred Stocks
Electric Utilities	8,839	—	—	8,839
Insurance	2,082	—	—	2,082
Internet & Direct Marketing Retail	—	—	15	15
Preferred Stocks	10,921	—	15	10,936
Rights	—	—	—(a)	—(a)
Warrants
Diversified Telecommunication Services	—	—	7	7
Media	—	—	16	16

408	J.P. Morgan Income Funds	August 31, 2022

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$3,635	$—	$—	$3,635
Total Warrants	3,635	—	23	3,658
Short-Term Investments
Investment Companies	154,305	—	—	154,305
Total Investments in Securities	$191,402	$9,118,996	$2,236,358	$11,546,756
Liabilities
TBA Short Commitment	$—	$(761,791)	$—	$(761,791)
Total Liabilities in Securities Sold Short	$—	$(761,791)	$—	$(761,791)
Appreciation in Other Financial Instruments
Futures Contracts	$12,008	$—	$—	$12,008
Depreciation in Other Financial Instruments
Futures Contracts	(10,612)	—	—	(10,612)
Swaps	—	(36,166)	—	(36,166)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,396	$(36,166)	$—	$(34,770)

(a)	Amount rounds to less than one thousand.

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$478,661	$10,790	$489,451
Collateralized Mortgage Obligations	—	286,976	14,558	301,534
Commercial Mortgage-Backed Securities	—	128,440	2,294	130,734
Corporate Bonds	—	125,735	—	125,735
Mortgage-Backed Securities	—	65,433	—	65,433
Short-Term Investments
Investment Companies	100,576	—	—	100,576
Total Investments in Securities	$100,576	$1,085,245	$27,642	$1,213,463

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$231,954	$259,486	$491,440
Collateralized Mortgage Obligations	—	705,223	84,937	790,160
Commercial Mortgage-Backed Securities	—	348,365	60,839	409,204
Mortgage-Backed Securities	—	1,966,577	—	1,966,577
U.S. Treasury Obligations	—	268,764	—	268,764
Short-Term Investments
Investment Companies	141,464	—	—	141,464
Total Investments in Securities	$141,464	$3,520,883	$405,262	$4,067,609

August 31, 2022	J.P. Morgan Income Funds	409

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Mortgage-Backed Securities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(2,109)	$—	$—	$(2,109)

Preferred and Income Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$409,362	$—	$409,362
Preferred Stocks	32,298	—	—	32,298
Short-Term Investments
Investment Companies	24,157	—	—	24,157
Total Investments in Securities	$56,455	$409,362	$—	$465,817

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,942,967	$174,007	$2,116,974
Collateralized Mortgage Obligations	—	760,818	12,794	773,612
Commercial Mortgage-Backed Securities	—	265,066	79,993	345,059
Corporate Bonds	—	2,661,631	—	2,661,631
Mortgage-Backed Securities	—	220,166	—	220,166
U.S. Treasury Obligations	—	1,214,040	—	1,214,040
Short-Term Investments
Investment Companies	286,682	—	—	286,682
U.S. Treasury Obligations	—	398,887	—	398,887
Total Short-Term Investments	286,682	398,887	—	685,569
Total Investments in Securities	$286,682	$7,463,575	$266,794	$8,017,051
Appreciation in Other Financial Instruments
Futures Contracts	$4,126	$—	$—	$4,126
Depreciation in Other Financial Instruments
Futures Contracts	(4,139)	—	—	(4,139)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(13)	$—	$—	$(13)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$813,138	$177,969	$991,107
Collateralized Mortgage Obligations	—	223,994	23,083	247,077
Commercial Mortgage-Backed Securities	—	196,855	254,705	451,560
Common Stocks
Oil, Gas & Consumable Fuels	4,090	14	—	4,104

410	J.P. Morgan Income Funds	August 31, 2022

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wireless Telecommunication Services	$—	$—	$409	$409
Total Common Stocks	4,090	14	409	4,513
Convertible Bonds	—	—	342	342
Corporate Bonds
Aerospace & Defense	—	42,542	—	42,542
Airlines	—	6,251	—	6,251
Auto Components	—	16,734	—	16,734
Automobiles	—	55,541	—	55,541
Banks	—	705,603	—	705,603
Beverages	—	1,343	—	1,343
Biotechnology	—	3,023	—	3,023
Building Products	—	9,559	—	9,559
Capital Markets	—	248,939	—	248,939
Chemicals	—	33,859	—	33,859
Commercial Services & Supplies	—	20,374	—	20,374
Communications Equipment	—	5,317	—	5,317
Construction & Engineering	—	4,778	—	4,778
Consumer Finance	—	106,446	—	106,446
Containers & Packaging	—	19,710	—	19,710
Diversified Consumer Services	—	1,372	—	1,372
Diversified Financial Services	—	17,207	—	17,207
Diversified Telecommunication Services	—	33,903	—(a)	33,903
Electric Utilities	—	97,634	—	97,634
Electrical Equipment	—	976	—	976
Electronic Equipment, Instruments & Components	—	1,065	—	1,065
Energy Equipment & Services	—	5,698	—	5,698
Entertainment	—	14,102	—	14,102
Equity Real Estate Investment Trusts (REITs)	—	15,393	—	15,393
Food & Staples Retailing	—	8,314	—	8,314
Food Products	—	39,928	—	39,928
Health Care Equipment & Supplies	—	4,132	—	4,132
Health Care Providers & Services	—	40,834	—	40,834
Health Care Technology	—	1,107	—	1,107
Hotels, Restaurants & Leisure	—	35,479	—	35,479
Household Durables	—	24,206	—	24,206
Household Products	—	7,676	—	7,676
Independent Power and Renewable Electricity Producers	—	3,217	—	3,217
Insurance	—	17,087	—	17,087
Internet & Direct Marketing Retail	—	4,471	—	4,471
IT Services	—	5,459	—	5,459
Leisure Products	—	744	—	744
Life Sciences Tools & Services	—	2,133	—	2,133
Machinery	—	1,229	—	1,229
Media	—	59,588	—	59,588
Metals & Mining	—	19,518	—	19,518
Multiline Retail	—	4,751	—	4,751
Multi-Utilities	—	6,459	—	6,459
Oil, Gas & Consumable Fuels	—	145,265	2	145,267

August 31, 2022	J.P. Morgan Income Funds	411

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Personal Products	$—	$4,718	$—	$4,718
Pharmaceuticals	—	22,045	—	22,045
Real Estate Management & Development	—	3,949	—	3,949
Road & Rail	—	30,674	—	30,674
Semiconductors & Semiconductor Equipment	—	27,000	—	27,000
Software	—	6,096	—	6,096
Specialty Retail	—	17,459	—	17,459
Technology Hardware, Storage & Peripherals	—	1,770	—	1,770
Textiles, Apparel & Luxury Goods	—	859	—	859
Thrifts & Mortgage Finance	—	63,136	—	63,136
Tobacco	—	24,831	—	24,831
Trading Companies & Distributors	—	63,147	—	63,147
Wireless Telecommunication Services	—	10,435	—	10,435
Total Corporate Bonds	—	2,175,085	2	2,175,087
Foreign Government Securities	—	43,638	—	43,638
Loan Assignments	—	18,708	—	18,708
Mortgage-Backed Securities	—	534,040	—	534,040
Municipal Bonds	—	3,111	—	3,111
Rights	—	—	—(a)	—(a)
U.S. Treasury Obligations	—	794,138	—	794,138
Short-Term Investments
Investment Companies	258,348	—	—	258,348
U.S. Treasury Obligations	—	17,551	—	17,551
Total Short-Term Investments	258,348	17,551	—	275,899
Total Investments in Securities	$262,438	$4,820,272	$456,510	$5,539,220
Appreciation in Other Financial Instruments
Futures Contracts	$4,595	$—	$—	$4,595
Swaps	—	391	—	391
Depreciation in Other Financial Instruments
Futures Contracts	(1,938)	—	—	(1,938)
Swaps	—	(80)	—	(80)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,657	$311	$—	$2,968

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$781,986	$—	$(51,190)	$(821)	$334,683	$(120,378)	$340,469	$(71,552)	$125,158	$1,338,355
Collateralized Mortgage Obligations	669,441	(8,547)	(3,980)	(713)	60,411	(225,249)	14,171	(103,420)	(168,058)	234,056

412	J.P. Morgan Income Funds	August 31, 2022

Core Bond Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Commercial Mortgage-Backed Securities	$217,967	$—	$(9,795)	$79	$44	$(4,899)	$—	$(15,166)	$42,900	$231,130
Total	$1,669,394	$(8,547)	$(64,965)	$(1,455)	$395,138	$(350,526)	$354,640	$(190,138)	$—	$1,803,541

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(73,614). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2022.
Core Plus Bond Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$873,989	$4	$(55,227)	$(21)	$304,703	$(87,209)	$219,321	$(127,113)	$44,495	$1,172,942
Collateralized Mortgage Obligations	237,435	—	(13,410)	(22)	80,072	(30,861)	19,907	(10)	(113,245)	179,866
Commercial Mortgage-Backed Securities	335,560	—	(13,766)	1,612	21,051	(44,154)	21,763	(13,697)	68,750	377,119
Common Stocks	4,812	—(b)	(1,185)	—	—	—	—	—	—	3,627
Convertible Bonds	729	—	304	—	1	—	—	—	—	1,034
Convertible Preferred Stocks	3,332	—	217	—	—	—	—	—	—	3,549
Corporate Bonds	9	—	6	—(b)	72	(72)	—	—	—	15
Loan Assignments	3,313	(1)	(58)	9	5	(519)	—	—	—	2,749
Preferred Stocks	3,882	—	(1,615)	—	—	—	—	—	—	2,267
Rights	140	—	(10)	—	—	—	—	—	—	130
Warrants	781	—	987	—	—	—	—	—	—	1,768
Total	$1,463,982	$3	$(83,757)	$1,578	$405,904	$(162,815)	$260,991	$(140,820)	$—	$1,745,066

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Security and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(84,915). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.

August 31, 2022	J.P. Morgan Income Funds	413

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
There were no significant transfers into or out of level 3 for the six months ended August 31, 2022.
Floating Rate Income Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Investments in Securities:
Common Stocks	$1,540	$—	$(541)	$—	$1	$—	$—	$—	$1,000
Convertible Preferred Stocks	5,876	—	383	—	—	—	—	—	6,259
Corporate Bonds	113	—	—	—	—	(1)	—	—	112
Loan Assignments	2,223	(80)	(480)	40	62	(26)	—	242	1,981
Warrants	76	—	13	—	—	—	—	—	89
Total	$9,828	$(80)	$(625)	$40	$63	$(27)	$—	$242	$9,441

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(384). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
High Yield Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Investments in Securities:
Common Stocks	$42,398	$—(a)	$(10,073)	$—	$—	$—	$—	$—	$32,325
Convertible Bonds	3,641	—	1,520	—	—	—	—	—	5,161
Convertible Preferred Stocks	28,969	—	1,894	—	—	—	—	—	30,863
Corporate Bonds	203	—	26	—(a)	785	(785)	—	—	229
Loan Assignments	14,193	(38)	(2,092)	155	242	(121)	—	—	12,339
Preferred Stocks	14,718	—	546	—	—	—	—	—	15,264
Rights	3,813	—	(282)	—	—	—	—	—	3,531
Warrants	2,513	—	3,240	—	—	—	—	—	5,753
Total	$110,448	$(38)	$(5,221)	$155	$1,027	$(906)	$—	$—	$105,465

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(16,908). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Income Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$886,488	$(642)	$(49,486)	$2,047	$318,994	$(225,678)	$82,301	$(73,048)	$41,192	$982,168
Collateralized Mortgage Obligations	295,028	15	(7,277)	(56)	86,212	(99,994)	60,027	(9,854)	(104,098)	220,003
Commercial Mortgage-Backed Securities	1,113,416	(13,225)	(98,194)	2,560	6,718	(90,966)	49,726	(7,254)	62,906	1,025,687
Common Stocks	5,112	—(b)	(1,035)	—	—	—	—	—	—	4,077
Convertible Bonds	1,340	—	560	—	—	—	—	—	—	1,900

414	J.P. Morgan Income Funds	August 31, 2022

Income Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Corporate Bonds	$2	$—	$12	$— (b)	$155	$(155)	$—	$—	$—	$14
Loan Assignments	2,880	—(b)	(362)	27	41	(115)	—	—	—	2,471
Preferred Stocks	26	—	(11)	—	—	—	—	—	—	15
Rights	—(b)	—	—	—	—	—	—	—	—	—(b)
Warrants	13	—	10	—	—	—	—	—	—	23
Total	$2,304,305	$(13,852)	$(155,783)	$4,578	$412,120	$(416,908)	$192,054	$(90,156)	$—	$2,236,358

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(158,310). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
Limited Duration Bond Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$18,742	$(3)	$(455)	$2	$—(b)	$(2,366)	$5,526	$(6,802)	$(3,854)	$10,790
Collateralized Mortgage Obligations	15,188	—	(202)	1	—	(4,283)	—	—	3,854	14,558
Commercial Mortgage-Backed Securities	105	—	(65)	1	2,265	(12)	—	—	—	2,294
Total	$34,035	$(3)	$(722)	$4	$2,265	$(6,661)	$5,526	$(6,802)	$—	$27,642

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(724). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
Mortgage-Backed Securities Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$205,290	$(887)	$(9,480)	$(104)	$71,813	$(44,258)	$61,719	$(21,156)	$(3,451)	$259,486
Collateralized Mortgage Obligations	138,904	(2,398)	(4,019)	(516)	(1,847)	(41,731)	9,579	(3,286)	(9,749)	84,937

August 31, 2022	J.P. Morgan Income Funds	415

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Mortgage-Backed Securities Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Commercial Mortgage-Backed Securities	$66,059	$(11)	$(2,993)	$(335)	$12,540	$(26,089)	$—	$(1,532)	$13,200	$60,839
Total	$410,253	$(3,296)	$(16,492)	$(955)	$82,506	$(112,078)	$71,298	$(25,974)	$—	$405,262

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(19,380). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
Short Duration Bond Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$217,395	$—(b)	$(8,565)	$(39)	$8,533	$(28,070)	$25,364	$(30,740)	$(9,871)	$174,007
Collateralized Mortgage Obligations	2,932	(16)	(323)	—(b)	—	(2,401)	2,731	—	9,871	12,794
Commercial Mortgage-Backed Securities	81,685	—	(4,364)	(44)	—	(524)	3,240	—	—	79,993
Total	$302,012	$(16)	$(13,252)	$(83)	$8,533	$(30,995)	$31,335	$(30,740)	$—	$266,794

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(13,377). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2022.
Short Duration Core Plus Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$263,343	$(4,719)	$(7,680)	$(23)	$3,591	$(78,902)	$23,420	$(21,061)	$177,969
Collateralized Mortgage Obligations	35,623	(381)	(786)	(1)	—	(11,941)	569	—	23,083
Commercial Mortgage-Backed Securities	362,858	(5,410)	(10,720)	(178)	—	(74,992)	6,418	(23,271)	254,705
Common Stocks	505	—(a)	(96)	—	—	—	—	—	409
Convertible Bonds	241	—	101	—	—	—	—	—	342
Corporate Bonds	—(a)	—	2	—	16	(16)	—	—	2

416	J.P. Morgan Income Funds	August 31, 2022

Short Duration Core Plus Fund	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Rights	$—(a)	$—	$—	$—	$—	$—	$—	$—	$—(a)
Total	$662,570	$(10,510)	$(19,179)	$(202)	$3,607	$(165,851)	$30,407	$(44,332)	$456,510

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(21,914). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$910,225	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.60%)
			Constant Default Rate	0.00% - 5.03% (0.05%)
			Yield (Discount Rate of Cash Flows)	4.61% - 8.72% (6.37%)

Asset-Backed Securities	910,225
	113,213	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (89.82%)
			Constant Default Rate	0.00% - 6.69% (0.09%)
			Yield (Discount Rate of Cash Flows)	3.76% - 27.90% (4.64%)

Collateralized Mortgage Obligations	113,213
	142,664	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	4.43% - 11.79% (7.92%)

Commercial Mortgage-Backed Securities	142,664
Total	$1,166,102

August 31, 2022	J.P. Morgan Income Funds	417

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $ 637,439. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4	Terms of Exchange Offer	Expected Recovery	$0.004 ($0.004)
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	4
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	-(b)
	902,941	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (8.71%)
			Constant Default Rate	0.00% - 9.28% (0.04%)
			Yield (Discount Rate of Cash Flows)	4.43% - 12.97% (7.46%)

Asset-Backed Securities	902,941
	125,535	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 100.00% (61.79%)
			Constant Default Rate	0.00% - 2.50% (0.08%)
			Yield (Discount Rate of Cash Flows)	4.25% - 9.05% (5.85%)

Collateralized Mortgage Obligations	125,535
	152,657	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	4.43% - 54.60% (9.21%)

Commercial Mortgage- Backed Securities	152,657
	16	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)

Loan Assignments	16
Total	$1,181,153

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2022, the value of these investments was $563,913. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

418	J.P. Morgan Income Funds	August 31, 2022

Floating Rate
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$437	Term of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	437
Total	$437

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $9,004. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
High Yield
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 ($0.00)
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	18
	503	Term of Restructuring	Liquidation Preference	71.43x (71.43x)
	4	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	507
	417	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	417
	5,161	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	5,161
	5	Term of Restructuring	Expected Recovery	0.01 ($0.01)

Corporate Bonds	5
	2	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	2
Total	$6,110

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $99,355. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

August 31, 2022	J.P. Morgan Income Funds	419

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$601,656	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.40%)
			Constant Default Rate	0.00% - 4.14% (0.04%)
			Yield (Discount Rate of Cash Flows)	4.20% - 12.97% (7.72%)

Asset-Backed Securities	601,656
	191,064	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.14%)
			Constant Default Rate	0.00% - 1.42% (0.02%)
			Yield (Discount Rate of Cash Flows)	5.00% - 11.72% (7.06%)

Collateralized Mortgage Obligations	191,064
	857,595	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.02%)
			Constant Default Rate	0.00% - 5.00% (0.04%)
			Yield (Discount Rate of Cash Flows)	5.00% - 117.76% (9.06%)

Commercial Mortgage- Backed Securities	857,595
	1,900	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	1,900
	-(b)	Term of Restructuring	Expected Recovery	$0.01 ($0.01)

Corporate Bond	-(b)
	5	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)

Loan Assignments	5
	-(b)	Term of Restructuring	Expected Recovery	0.01 ($0.01)

Rights	-(b)
Total	1,652,220

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2022, the value of these investments was $584,138. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

420	J.P. Morgan Income Funds	August 31, 2022

Limited Duration Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$10,790	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (10.47%)
			Constant Default Rate	0.00% - 7.80% (1.57%)
			Yield (Discount Rate of Cash Flows)	4.03% - 8.00% (6.21.%)

Asset-Backed Securities	10,790
	14,558	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 10.00% (9.92%)
			Constant Default Rate	0.00% - 3.85% (0.01%)
			Yield (Discount Rate of Cash Flows)	3.60% - 24.61% (4.27%)

Collateralized Mortgage Obligations	14,558
	2,294	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (0.39%)
			Constant Default Rate	0.00% - 2.20% (0.09%)
			Yield (Discount Rate of Cash Flows)	6.09% - 6.83% (6.12%)

Commercial Mortgage-Backed Securities	2,294
Total	$27,642

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Mortgage-Backed
Securities Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$235,904	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (7.91%)
			Constant Default Rate	0.00% - 4.24% (0.03%)
			Yield (Discount Rate of Cash Flows)	4.23% - 10.83% (6.37%)

Asset-Backed Securities	235,904
	65,686	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 100.00% (65.06%)
			Constant Default Rate	0.00% - 6.69% (0.30%)

August 31, 2022	J.P. Morgan Income Funds	421

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Yield (Discount Rate of Cash Flows)	2.39% - 44.93% (5.44%)

Collateralized Mortgage Obligations	65,686
	22,361	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 100.00% (19.33%)
			Yield (Discount Rate of Cash Flows)	0
				4.43% - 11.79% (7.20%)
Commercial Mortgage-Backed Securities	22,361
Total	$323,951

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $81,312. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
Short
Duration
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$152,806	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 33.00% (6.80%)
			Constant Default Rate	0.00% - 7.80% (0.01%)
			Yield (Discount Rate of Cash Flows)	3.81% - 8.29% (5.79%)

Asset-Backed Securities	152,806
	12,794	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 100% (23.29%)
			Yield (Discount Rate of Cash Flows)	3.60% - 6.70% (6.03%)

Collateralized Mortgage Obligations	12,794
	72,137	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.42% - 8.19% (6.49%)

Commercial Mortgage-Backed Securities	72,137
Total	$237,737

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $29,057. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

422	J.P. Morgan Income Funds	August 31, 2022

Short
Duration
Core Plus Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$174,261	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (18.24%)
			Constant Default Rate	0.00% - 1.77% (0.00%)
			Yield (Discount Rate of Cash Flows)	4.20% - 8.29% (6.43%)

Asset-Backed Securities	174,261
	23,083	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 100.00% (34.79%)
			Constant Default Rate	0.00% - 0.11% (0.03%)
			Yield (Discount Rate of Cash Flows)	4.84% - 6.99% (5.82%)

Collateralized Mortgage Obligations	23,083
	227,022	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.14%)
			Yield (Discount Rate of Cash Flows)	4.90% - 15.62% (7.41%)

Commercial Mortgage-Backed Securities	227,022
	342	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	342
	-(b)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	-(b)
Total	$424,708

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2022, the value of these investments was $31,802. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

August 31, 2022	J.P. Morgan Income Funds	423

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
C. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds  invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund's rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
At August 31, 2022, Floating Rate Income had investments in loan assignments that amounted to more than 5% of the Funds’ net assets, by agent bank as follows:
Agent Bank	Percentage
Credit Suisse International	17.1%
Barclays Bank plc	13.9
Bank of America NA	12.4
Goldman Sachs International	7.0
JPMorgan Chase Bank, N.A.	6.1
Citibank, NA	5.4
D. Unfunded Commitments —Floating Rate Income Fund, High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2022, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitments outstanding in which all or a portion of the commitments was unfunded which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	5.000%	0.000%	$278	$278	$—	$—	$278	$278
Tekni-Plex, Inc., Delayed Draw Term Loan B	09/15/2028	4.000	6.250	107	103	179	173	286	276
Traeger Grills, Delayed Draw Term Loan	06/29/2028	3.250	5.774	120	96	40	32	160	128

424	J.P. Morgan Income Funds	August 31, 2022

				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
High Yield Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	5.000%	0.000%	$2,149	$2,149	$—	$—	$2,149	$2,149
Income Fund
Moran Foods LLC, 1st Lien Term Loan B	04/01/2023	5.000	0.000	363	363	—	—	363	363
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
 may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below.
Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2022, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively,  on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2022 are detailed on the SOIs.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2022 are as follows:
Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Posted	Goldman Sachs & Co. LLC	$960
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in . The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

August 31, 2022	J.P. Morgan Income Funds	425

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2022.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$1	$(1)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2022, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Core Plus Bond Fund	$—(a)

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Core Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Preferred and Income Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not lend out any securities during the six months ended August 31, 2022.
G. Investment Transactions with Affiliates — The Funds invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$1,584,083	$5,670,381	$6,086,576	$(18)	$157	$1,168,027	1,167,560	$6,103	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

426	J.P. Morgan Income Funds	August 31, 2022

Core Plus Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$1,432,701	$3,728,188	$4,356,388	$(181)	$166	$804,486	804,164	$3,997	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.22% (a) (b)	120	—	—	—*	—(c)	120	120	1*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	428	—	—	—	—	428	428	2*	—
Total	$1,433,249	$3,728,188	$4,356,388	$(181)	$166	$805,034		$4,000	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Floating Rate Income Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b)	$101,881	$156,057	$233,202	$—	$—	$24,736	24,736	$106	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Government Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b)	$107,776	$541,921	$587,674	$—	$—	$62,023	62,023	$407	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

August 31, 2022	J.P. Morgan Income Funds	427

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
High Yield Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b)	$52,250	$1,761,364	$1,813,614	$—	$—	$—	—	$921	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Income Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$180,356	$2,845,254	$2,871,325	$(15)	$35	$154,305	154,243	$840	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Limited Duration Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$126,083	$230,519	$256,040	$(3)	$17	$100,576	100,536	$576	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Mortgage-Backed Securities Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$285,727	$1,239,238	$1,383,494	$(43)	$36	$141,464	141,407	$614	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

428	J.P. Morgan Income Funds	August 31, 2022

Preferred and Income Securities Fund
For the six months ended August 31, 2022
Security Description	Value at April 1, 2022(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.30% (b) (c)	$—	$383,879	$359,731	$5	$4	$24,157	24,147	$75	$—

(a)	Commencement of operations was April 1, 2022.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2022.

Short Duration Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b)	$154,305	$2,229,003	$2,096,626	$—	$—	$286,682	286,682	$1,561	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Short Duration Core Plus Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.30% (a) (b)	$1,203,194	$2,821,670	$3,766,461	$(184)	$129	$258,348	258,245	$2,400	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

August 31, 2022	J.P. Morgan Income Funds	429

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
I. Derivatives — Core Plus Bond Fund, Floating Rate Income, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.
Notes I(1) — I(4) below describe the various derivatives used by the Funds.
(1) Options — Income Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written — Premiums received by the Funds for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
(2) Futures Contracts — Core Plus Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the

430	J.P. Morgan Income Funds	August 31, 2022

market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risk/risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts —  Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps —  Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund engaged in various swap transactions, to manage credit, interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

August 31, 2022	J.P. Morgan Income Funds	431

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(5) Summary of Derivatives Information
The following tables present the value of derivatives held as of August 31, 2022 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Plus Bond Fund	Floating Rate Income Fund	Income Fund	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$2,044	$—	$12,008	$—	$4,126	$4,595
Unrealized Depreciation on Futures Contracts *	(9,116)	—	(10,612)	(2,109)	(4,139)	(1,938)
Credit Risk Exposure:
Swaps at Value (Assets) **	763	—	—	—	—	138
Swaps at Value (Liabilities) **	—	(17)	(37,493)	—	—	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(7,072)	—	1,396	(2,109)	(13)	2,657
Swaps at Value **	763	(17)	(37,493)	—	—	138

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

432	J.P. Morgan Income Funds	August 31, 2022

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2022, by primary underlying risk exposure:
	Core Plus Bond Fund	Floating Rate Income Fund	High Yield Fund	Income Fund	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$1,289	$—	$—	$—	$—	$—	$—
Purchased Options	—	—	—	(2,171)	—	—	—
Written Options	—	—	—	35,067	—	—	—
Interest Rate Risk Exposure:
Futures Contracts	(27,172)	—	—	53,343	2,375	5,536	38,262
Purchased Options	—	—	—	9	—	—	—
Credit Exposure Risk:
Swap Contracts	(2,990)	(63)	(36)	33,320	—	—	(386)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	(1,289)	—	—	(1,969)	—	—	—
Purchased Options	—	—	—	(34,517)	—	—	—
Interest Rate Risk Exposure:
Futures Contracts	(11,184)	—	—	18,856	(2,109)	(185)	6,978
Credit Exposure Risk:
Swap Contracts	7,820	(276)	—	(44,856)	—	—	686

August 31, 2022	J.P. Morgan Income Funds	433

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2022. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	Core Plus Bond Fund	Floating Rate Income Fund	High Yield Fund	Income Fund	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$1,877,345	$—	$—	$2,384,641	$127,024	$2,725,666	$1,563,001
Average Notional Balance Short	(249,679)	—	—	(3,172,616)	—	(1,019,915)	(983,141)
Ending Notional Balance Long	1,773,917	—	—	2,198,615	295,509	2,097,078	955,874
Ending Notional Balance Short	(307,310)	—	—	(2,166,944)	—	(752,262)	(634,228)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(36,410)	—	—	(54,341)	—	—	—
Average Settlement Value Sold	36,594	—	—	54,622	—	—	—
OTC Options:
Average Number of Contracts Purchased	—	—	—	19,187,857	—	—	—
Average Number of Contracts Written	—	—	—	(19,187,857)	—	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	157,857	—	—	15,126	—	—	15,214
Average Notional Balance -Sell Protection	—	10,286	7,143	569,061	—	—	2,571
Ending Notional Balance - Buy Protection	315,000	—	—	—	—	—	61,500
Ending Notional Balance - Sell Protection	—	7,500	—	532,141	—	—	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Core Plus Bond Fund and Income Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2022 are as follows:
Fund		Fund Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Received	Barclays Bank plc	$227	$(580)
Income Fund	Collateral Posted	Citibank, NA	(8,454)	8,040
		Merrill Lynch International	(3,919)	3,600
		Morgan Stanley	(24,509)	23,800
The Funds' derivatives contracts held at August 31, 2022 are not accounted for as hedging instruments under GAAP.

434	J.P. Morgan Income Funds	August 31, 2022

J. Offering and Organization Costs — Total offering costs of $63 incurred in connection with the offering of shares of Preferred and Income Securities Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund , if any, are/were recorded as an expense at the time the Fund commenced operations. For the six months ended August 31, 2022, total offering costs amortized were $37.
K. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
Core Bond Fund, Core Plus Bond Fund and Government Bond Fund invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2022 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Core Bond Fund
Transfer agency fees	$40	$4	$52	$2	$1	$—(a)	$2	$89	$190
Core Plus Bond Fund
Transfer agency fees	27	3	22	3	—(a)	—(a)	—(a)	54	109
Floating Rate Income Fund
Transfer agency fees	2	1	1	n/a	n/a	n/a	n/a	1	5
Government Bond Fund
Transfer agency fees	15	1	10	2	1	—(a)	n/a	9	38
High Yield Fund
Transfer agency fees	12	2	10	2	—(a)	—(a)	—(a)	16	42
Income Fund
Transfer agency fees	6	8	34	n/a	n/a	n/a	n/a	4	52
Limited Duration Bond Fund
Transfer agency fees	5	1	1	n/a	n/a	n/a	n/a	4	11
Mortgage-Backed Securities Fund
Transfer agency fees	4	—(a)	8	n/a	n/a	n/a	n/a	11	23
Preferred and Income Securities Fund
Transfer agency fees	—(a)	—(a)	2	n/a	n/a	n/a	n/a	1	3
Short Duration Bond Fund
Transfer agency fees	10	1	10	n/a	n/a	n/a	n/a	25	46
Short Duration Core Plus Fund
Transfer agency fees	5	—(a)	12	n/a	n/a	n/a	n/a	14	31

(a)	Amount rounds to less than one thousand.

August 31, 2022	J.P. Morgan Income Funds	435

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
M. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
N. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
O. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Limited Duration Bond Fund	0.20
Mortgage-Backed Securities Fund	0.25
Preferred and Income Securities Fund	0.50
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2022, the effective annualized rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Preferred and Income Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.07%, 0.075%, 0.075%, 0.075%, 0.07%, 0.075%, 0.075%, 0.075%, 0.07% and 0.07%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, Fund pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The

436	J.P. Morgan Income Funds	August 31, 2022

Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2022, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Core Bond Fund	$62	$—(a)
Core Plus Bond Fund	53	1
Floating Rate Income Fund	3	—
Government Bond Fund	5	—(a)
High Yield Fund	22	—(a)
Income Fund	33	1
Limited Duration Bond Fund	3	—
Mortgage-Backed Securities Fund	2	—(a)
Preferred and Income Securities Fund	4	—
Short Duration Bond Fund	35	4
Short Duration Core Plus Fund	7	—

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Preferred and Income Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2022	J.P. Morgan Income Funds	437

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	n/a	0.50%	n/a	n/a	n/a	n/a	n/a
Core Plus Bond Fund	0.75	n/a	0.46	n/a	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50%	0.75	n/a	n/a	n/a	n/a	0.65%(1)
Government Bond Fund	0.75(2)	n/a(2)	0.48(2)	1.10%(2)	0.85%(2)	0.60%(2)	n/a	0.35(2)
High Yield Fund	0.90	1.40	0.65	1.25	1.00	0.75	0.60%	0.50
Income Fund	0.65	1.20	0.40	n/a	n/a	n/a	n/a	0.40
Limited Duration Bond Fund	0.70	1.20	0.45	n/a	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.65	1.15	0.40	n/a	n/a	n/a	n/a	0.25
Preferred and Income Securities Fund	0.85	1.35	0.60	n/a	n/a	n/a	n/a	0.55
Short Duration Bond Fund	0.59	1.09	0.34	n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.33

(1)	Effective July 1, 2022 the contractual expense limitation changed to 0.65% for Class R6. Prior to July 1, 2022 there was no contractual expense limitation for Class R6.
(2)
Effective November 1, 2022, the contractual expense limitation changed to 0.70%, 1.20%, 0.45%, 1.05%, 0.80%, 0.55% and 0.60% for Class A,
Class C, Class I, Class R2, Class R3, Class R4 and Class R6, respectively. Prior to November 1, 2022, there was no contractual expense limitation for Class C.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2022 and the contractual limitation percentages are in place until at least June 30, 2023, except for Preferred and Income Securities Fund whose expense cap is in place until July 26, 2023.
For the six months ended August 31, 2022, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$6	$—	$5,722	$5,728	$—
Core Plus Bond Fund	3	—	4,229	4,232	—
Floating Rate Income Fund	18	12	283	313	—
Government Bond Fund	226	151	888	1,265	9
High Yield Fund	1,476	982	791	3,249	10
Income Fund	—	—	9,204	9,204	—
Limited Duration Bond Fund	212	141	117	470	—
Mortgage-Backed Securities Fund	1,237	823	1,053	3,113	—
Preferred and Income Securities Fund	96	23	35	154	34
Short Duration Bond Fund	844	561	2,947	4,352	—
Short Duration Core Plus Fund	352	235	3,753	4,340	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.

438	J.P. Morgan Income Funds	August 31, 2022

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2022 were as follows:

Core Bond Fund	$1,152
Core Plus Bond Fund	815
Floating Rate Income Fund	29
Government Bond Fund	69
High Yield Fund	137
Income Fund	116
Limited Duration Bond Fund	96
Mortgage-Backed Securities Fund	134
Preferred and Income Securities Fund	2
Short Duration Bond Fund	213
Short Duration Core Plus Fund	333
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2022, the amount of these waivers were as follows:

Core Bond Fund	$3
Core Plus Bond Fund	2
Floating Rate Income Fund	1
Government Bond Fund	1
High Yield Fund	1
Income Fund	2
Limited Duration Bond Fund	1
Mortgage-Backed Securities Fund	1
Preferred and Income Securities Fund	—(a)
Short Duration Bond Fund	1
Short Duration Core Plus Fund	1

(a)	Amount rounds to less than one thousand.
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2022, Core Bond Fund, Core Plus Bond Fund, Income Fund, Preferred and Income Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$9,819,820	$8,921,538	$2,092,700	$2,208,206

August 31, 2022	J.P. Morgan Income Funds	439

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Plus Bond Fund	$4,429,389	$3,887,896	$1,502,011	$496,144
Floating Rate Income Fund	20,830	203,354	—	—
Government Bond Fund	15,222	228,616	119,203	256,708
High Yield Fund	920,876	1,275,492	—	—
Income Fund	9,276,142	8,514,851	—	—
Limited Duration Bond Fund	176,591	181,217	—	—
Mortgage-Backed Securities Fund	1,317,825	1,505,187	304,365	409,767
Preferred and Income Securities Fund	466,024	16,594	—	—
Short Duration Bond Fund	272,005	1,880,171	2,536,482	3,672,276
Short Duration Core Plus Fund	4,162,355	6,615,157	1,810,242	2,686,440
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$36,241,760	$39,875	$3,004,470	$(2,964,595)
Core Plus Bond Fund	17,404,482	42,330	1,569,281	(1,526,951)
Floating Rate Income Fund	502,189	8,336	33,100	(24,764)
Government Bond Fund	2,072,391	6,287	164,091	(157,804)
High Yield Fund	4,764,303	127,976	570,062	(442,086)
Income Fund	12,035,641	56,595	1,343,368	(1,286,773)
Limited Duration Bond Fund	1,256,753	564	43,854	(43,290)
Mortgage-Backed Securities Fund	4,385,746	10,371	330,617	(320,246)
Preferred and Income Securities Fund	473,378	424	7,985	(7,561)
Short Duration Bond Fund	8,379,812	4,518	367,292	(362,774)
Short Duration Core Plus Fund	5,933,921	8,077	399,983	(391,906)
At February 28, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Floating Rate Income Fund	$42,031	$281,693
Government Bond Fund	3,057	—
High Yield Fund	—	476,398
Income Fund	43,535	16,913
Limited Duration Bond Fund	2	11,275
Mortgage-Backed Securities Fund	1,205	—

440	J.P. Morgan Income Funds	August 31, 2022

Specified ordinary losses and net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2022, the Funds deferred to March 1, 2022 the following specified ordinary losses and net capital losses:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Plus Bond Fund	$30,003	$23,593	$—
Floating Rate Income Fund	7	—	—(a)
Government Bond Fund	(2)	4,288	—
High Yield Fund	164	—	—
Limited Duration Bond Fund	6	85	—
Mortgage-Backed Securities Fund	11,059	496	—
Short Duration Bond Fund	12,184	5,670	—
Short Duration Core Plus Fund	45,749	8,777	—

(a)	Amount rounds to less than one thousand.
During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Floating Rate Income Fund	$3,978	$—
High Yield Fund	26,394	135,785
Limited Duration Bond Fund	—	177
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2022. Average borrowings from the Facility during the six months ended August 31, 2022 were as follows:
	Average Borrowings	Average Interest Rate paid	Number of Days Outstanding	Interest Paid
High Yield Fund	$45,860	2.01%	7	$12
Income Fund	3,780	1.19	2	—(a)

(a)	Amount rounds to less than one thousand.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2022.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption

August 31, 2022	J.P. Morgan Income Funds	441

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus the Applicable Margin.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2022.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2022, the following Funds had  individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	1	10.3%	2	23.5%
Core Plus Bond Fund	1	11.6	2	30.8
Floating Rate Income Fund	1	48.9	—	—
Government Bond Fund	—	—	4	53.9
High Yield Fund	1	14.1	1	26.1
Income Fund	1	35.1	1	25.1
Limited Duration Bond Fund	2	46.7	—	—
Mortgage-Backed Securities Fund	1	23.5	1	12.6
Preferred and Income Securities Fund	1	95.9	—	—
Short Duration Bond Fund	1	50.6	1	17.8
Short Duration Core Plus Fund	1	55.0	—	—
As of August 31, 2022, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	10.5%	10.9%
Core Plus Bond Fund	—	15.0
High Yield Fund	—	17.8
Limited Duration Bond Fund	50.5	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

442	J.P. Morgan Income Funds	August 31, 2022

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds' yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

August 31, 2022	J.P. Morgan Income Funds	443

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds  (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2022, and continued to hold your shares at the end of the reporting period, August 31, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Fund
Class A
Actual	$1,000.00	$925.70	$3.59	0.74%
Hypothetical	1,000.00	1,021.47	3.77	0.74
Class C
Actual	1,000.00	923.50	6.45	1.33
Hypothetical	1,000.00	1,018.50	6.77	1.33
Class I
Actual	1,000.00	926.90	2.38	0.49
Hypothetical	1,000.00	1,022.73	2.50	0.49
Class R2
Actual	1,000.00	924.80	5.29	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09
Class R3
Actual	1,000.00	925.90	4.03	0.83
Hypothetical	1,000.00	1,021.02	4.23	0.83
Class R4
Actual	1,000.00	927.20	2.82	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58
Class R5
Actual	1,000.00	927.90	2.09	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class R6
Actual	1,000.00	927.80	1.60	0.33
Hypothetical	1,000.00	1,023.54	1.68	0.33

444	J.P. Morgan Income Funds	August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond Fund
Class A
Actual	$1,000.00	$923.10	$3.59	0.74%
Hypothetical	1,000.00	1,021.47	3.77	0.74
Class C
Actual	1,000.00	920.60	6.63	1.37
Hypothetical	1,000.00	1,018.30	6.97	1.37
Class I
Actual	1,000.00	924.40	2.18	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R2
Actual	1,000.00	921.30	5.47	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class R3
Actual	1,000.00	922.40	4.26	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R4
Actual	1,000.00	923.60	3.05	0.63
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class R5
Actual	1,000.00	924.40	2.28	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Class R6
Actual	1,000.00	924.90	1.80	0.37
Hypothetical	1,000.00	1,023.34	1.89	0.37
JPMorgan Floating Rate Income Fund
Class A
Actual	1,000.00	979.10	4.94	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Class C
Actual	1,000.00	976.60	7.42	1.49
Hypothetical	1,000.00	1,017.69	7.58	1.49
Class I
Actual	1,000.00	980.30	3.69	0.74
Hypothetical	1,000.00	1,021.47	3.77	0.74
Class R6
Actual	1,000.00	980.70	3.30	0.66
Hypothetical	1,000.00	1,021.88	3.36	0.66
JPMorgan Government Bond Fund
Class A
Actual	1,000.00	929.80	3.60	0.74
Hypothetical	1,000.00	1,021.47	3.77	0.74
Class C
Actual	1,000.00	926.70	6.56	1.35
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I
Actual	1,000.00	930.10	2.29	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Class R2
Actual	1,000.00	928.10	5.30	1.09
Hypothetical	1,000.00	1,019.71	5.55	1.09

August 31, 2022	J.P. Morgan Income Funds	445

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Government Bond Fund (continued)
Class R3
Actual	$1,000.00	$928.40	$4.08	0.84%
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R4
Actual	1,000.00	930.40	2.87	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R6
Actual	1,000.00	931.60	1.66	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
JPMorgan High Yield Fund
Class A
Actual	1,000.00	924.10	4.36	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class C
Actual	1,000.00	921.90	6.78	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class I
Actual	1,000.00	925.60	3.15	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R2
Actual	1,000.00	922.30	6.06	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class R3
Actual	1,000.00	922.80	4.85	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Class R4
Actual	1,000.00	925.20	3.59	0.74
Hypothetical	1,000.00	1,021.47	3.77	0.74
Class R5
Actual	1,000.00	924.80	2.91	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R6
Actual	1,000.00	926.50	2.43	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
JPMorgan Income Fund
Class A
Actual	1,000.00	946.70	3.19	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	943.90	5.88	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	947.90	1.96	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class R6
Actual	1,000.00	947.90	1.91	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
JPMorgan Limited Duration Bond Fund
Class A
Actual	1,000.00	980.90	3.40	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68

446	J.P. Morgan Income Funds	August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Limited Duration Bond Fund (continued)
Class C
Actual	$1,000.00	$977.20	$5.88	1.18%
Hypothetical	1,000.00	1,019.26	6.01	1.18
Class I
Actual	1,000.00	981.10	2.15	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class R6
Actual	1,000.00	982.10	1.15	0.23
Hypothetical	1,000.00	1,024.05	1.17	0.23
JPMorgan Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	939.90	3.13	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	938.40	5.57	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I
Actual	1,000.00	942.10	1.91	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Class R6
Actual	1,000.00	942.90	1.18	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24
JPMorgan Preferred and Income Securities Fund
Class A
Actual **	1,000.00	937.90	4.15	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class C
Actual **	1,000.00	979.60	6.49	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class I
Actual **	1,000.00	938.80	2.88	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R6
Actual **	1,000.00	938.90	2.69	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
JPMorgan Short Duration Bond Fund
Class A
Actual	1,000.00	976.10	2.89	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58
Class C
Actual	1,000.00	973.80	5.37	1.08
Hypothetical	1,000.00	1,019.76	5.50	1.08
Class I
Actual	1,000.00	978.30	1.70	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Class R6
Actual	1,000.00	978.60	1.35	0.27
Hypothetical	1,000.00	1,023.84	1.38	0.27

August 31, 2022	J.P. Morgan Income Funds	447

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Short Duration Core Plus Fund
Class A
Actual	$1,000.00	$960.80	$3.11	0.63%
Hypothetical	1,000.00	1,022.03	3.21	0.63
Class C
Actual	1,000.00	959.20	5.58	1.13
Hypothetical	1,000.00	1,019.51	5.75	1.13
Class I
Actual	1,000.00	963.00	1.88	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Class R6
Actual	1,000.00	963.30	1.58	0.32
Hypothetical	1,000.00	1,023.59	1.63	0.32

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by
153/365 (to reflect the actual period). Commencement of operations was March 31, 2022.

448	J.P. Morgan Income Funds	August 31, 2022

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
J.P. Morgan Income Funds – JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Floating Rate Income Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Income Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short Duration Core Plus Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  Effective January 2022, the Board consolidated with the J.P. Morgan Exchange-Traded Fund Trust Board and now consists of Trustees from both Boards. The Board and its investment committees (money market and alternative products, equity, and fixed income) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 21-22, 2022 and August 9-11, 2022, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2022.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds (including certain ETFs, beginning in February 2022) provided by an independent investment consulting firm (“independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., indepen dent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts, and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
(i)
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)
 The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds, including personnel changes, if any;
(iii)
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

August 31, 2022	J.P. Morgan Income Funds	449

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
(iv)
Information about the structure and distribution strategy for each Fund and how it fits with the Trusts’ other fund offerings;
(v)
The administration services provided by the Adviser in its role as Administrator;
(vi)
 Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trusts and in the financial industry generally;
(vii)
The overall reputation and capabilities of the Adviser and its affiliates;
(viii)
The commitment of the Adviser to provide high quality service to the Funds;
(ix)
Their overall confidence in the Adviser’s integrity;
(x)
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund; and
(xi)
The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances).  The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also

450	J.P. Morgan Income Funds	August 31, 2022

noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain satisfactory relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds.  The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the third, fifth and fourth quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the first, second and second quintiles based upon the Peer Group, and in the second, third and second quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the first, fourth and third quintiles based upon the Peer Group, and in the second, second and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by

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(Unaudited) (continued)
the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the second, fifth and fifth quintiles based upon the Peer Group, and in the second, fourth and fourth quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the second, fourth and third quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the second, fifth and fourth quintiles of the Peer Group, and in the second, third and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.
The Trustees noted that the Floating Rate Income Fund’s performance for Class A shares was in the third, fourth and fourth quintile of both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the second, third and third quintiles of the Peer Group, and in the third, third and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth quintile of the Peer Group, and in the third quintile of the Universe, for each of the one-, three- and five-year periods ended December 31, 2021. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.
The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the fifth, first and first quintiles of the Peer Group, and in the fourth, second and second quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the fourth, first and first quintiles of the Peer Group, and in the fourth, second and first quintiles of the Universe, for the one-, three-and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the fourth quintile of the Peer Group for the one-year period ended December 31, 2021, and in the third, first and first quintiles of the Universe for the one-,three- and five-year periods ended December 31, 2021, respectively.  Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares of this Fund for the three- and five- year periods due to the limited number of funds in the Peer Groups. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the High Yield Fund’s performance for Class A shares was in the first, fifth and fourth quintiles of the Peer Group, and in the first, fourth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the first, fourth and third quintiles of the Peer Group, and in the first, third and third quintiles of the Universe, for the one, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the first, fourth and fourth quintiles of the Peer Group for, and in the first, third and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Income Fund’s performance for Class A shares was in the second, fourth and third quintiles of the Peer Group, and in the second, third, and second quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the first, fourth and second quintiles of the Peer Group, and in the first, third and second quintiles of the Universe, for the one-, three and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the first, fourth and third quintiles of the Peer Group, and in the first, third and second quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021,

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respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Limited Duration Bond Fund’s performance for Class A shares was in the third, fifth and fifth quintiles of the Peer Group, and in the second, fifth and fifth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for Class I shares was in the first, fifth and fifth quintiles of the Peer Group, and in the first, fifth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the second, fifth and fifth quintiles of the Peer Group, and in the first, fifth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the performance was satisfactory under the circumstances.
The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the second, first and second quintiles of the Peer Group, and in the third, second and second quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that performance for Class I shares was in the first quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the second, first and third quintiles of the Peer Group, and in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short Duration Bond Fund’s performance for Class A shares was in the third, fourth and fifth quintiles of the Peer Group, and in the third, fourth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that performance for Class I shares was in the first, second and third quintiles of the Peer Group, and in the second, third and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the third, fourth and fourth quintiles of the Peer Group , and in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A shares was in the third, second and first quintiles of the Peer Group, and in the second, second and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the first quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the second, first and first quintiles based up the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the third, third and first quintiles of the Peer Group, and in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund.  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be

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(Unaudited) (continued)
difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of upon the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Floating Rate Income Fund’s net advisory fee for Class A shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the fifth quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third and fifth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of upon the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Income Fund’s net advisory fee and actual total expenses for Class A shares,  Class I shares and Class R shares were in the first quintile of both the Peer Group and Universe.     After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Limited Duration Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second

454	J.P. Morgan Income Funds	August 31, 2022

quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A, Class I, and Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Short Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares and Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares and Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
JPMorgan Preferred and Income Securities Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (money market and alternative products, equity and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting.  They also meet for the specific purpose of considering approval of initial advisory agreements for new funds.  At their November 15-17, 2021, meeting, the Trustees, including a majority of the Trustees who are not parties to the initial advisory agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial advisory agreement (the “New Advisory Agreement”) for the JPMorgan Preferred and Income Securities Fund (the “Fund”).  The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019.
In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel.  Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed New Advisory Agreement.  The Trustees also discussed the proposed New Advisory Agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement is provided below.
The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  After considering and weighing the factors and information they had received, the Trustees found that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable under the circumstances and determined that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex, and the Trustees’ experience with the Adviser and its services.  The

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(Unaudited) (continued)
Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention to be given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund.  The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team, including personnel changes, if any.  In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s ability to continuing to provide services to the Fund and its shareholders throughout this period. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.
The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds.  In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund.  The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale, and that the proposed fees are satisfactory relative to peer funds.
The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level, was reasonable.  The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, other registered investment companies and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund.  The Trustees also noted that the adviser, not the registered investment company, pays

456	J.P. Morgan Income Funds	August 31, 2022

the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser.  The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate that will be paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”) concerning manage ment fee rates paid by other funds in the same Broadridge category as the Fund.  The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund.  The Trustees considered the projected Fee Caps proposed for the Fund, and the net advisory fee rate and net expense ratio for each share class, as applicable, after taking into account any projected waivers and/or reimbursements.  The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds.  After considering all of the factors identified above, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was satisfactory.

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund’s policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. August 2022.
SAN-INC2-822

Semi-Annual Report
J.P. Morgan Income Funds
August 31, 2022  (Unaudited)
JPMorgan Managed Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
undefined, 2022 (Unaudited)
Dear Shareholder,
Financial markets have been buffeted this year by rising inflation, economic uncertainty and the multiplying effects of the Russia-Ukraine conflict in Ukraine. Though consumer spending and corporate earnings were relatively strong in the six months ended August 31, 2022, leading equity and bond market indexes declined.

“Amid the challenges in financial
markets, J.P. Morgan Asset Manage-
ment will continue seeking to deliver
strong client outcomes across a broad
range of innovative solutions. Our
fundamental practices and principles
fuel the time-tested risk management
process and research driven
approach that have driven our
success for decades.”
— Andrea L. Lisher

The U.S. Federal Reserve (the “Fed”) moved in early March 2022 to head off rising inflationary pressure with its first increase in policy interest rates in more than three years. The Fed raised rates again in May, June, July and September of 2022. Elsewhere, the Bank of England also raised interest rates sharply during the first half of 2022 and the European Central Bank unleashed an unprecedented 0.75% rate increase in September 2022.
In the U.S., spending on home and commercial construction as well as on capital equipment and inventory declined through August 2022. Purchasing Managers’ Index surveys in both the manufacturing and services sectors also showed broad weakness, and public sector spending at the federal, state and municipal levels generally shrank in 2022.
Notably, U.S. consumer spending showed a modest rebound in August 2022 and corporate earnings and revenue were generally better than expected for the second quarter of 2022. There was additional positive data in the labor market, where employment had rebounded above pre-pandemic levels.
Investors have been confronted this year with an economic and financial market environment very different from recent years, with inflation running at more than a 40-year high and interest rates rising faster than at any time in recent history. It appears investor uncertainty may continue to weigh on financial markets until the U.S. economic picture becomes clearer.
Amid the challenges in financial markets, J.P. Morgan Asset Management will continue seeking to deliver strong client outcomes across a broad range of innovative solutions. Our fundamental practices and principles fuel the time-tested risk management process and research driven approach that have driven our success for decades.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,

Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

August 31, 2022	J.P. Morgan Income Funds	1

JPMorgan Managed Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	0.22%
ICE BofAML 3-Month US Treasury Bill Index	0.35%
Net Assets as of 8/31/2022 (In Thousands)	$11,119,331
Duration as of 8/31/2022	0.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.
HOW DID THE MARKET PERFORM?
Already under pressure from accelerating inflation and investor expectations for rising interest rates, financial markets buckled following Russia’s invasion of Ukraine at the end of February 2022. The military conflict and the ensuing imposition of multilateral sanctions against Russia fueled volatility across equity, bond and commodities markets. Meanwhile, China’s strict anti-pandemic measures dented economic growth there and weighed on financial assets in emerging markets throughout the period.
In response to the highest rate of domestic inflation in decades, the U.S. Federal Reserve (the “Fed”) in late March 2022 raised interest rates for the first time since late 2018. The Fed followed with benchmark interest rate increases of increasing size in May, June and July 2022.
Within U.S. fixed income markets, investor demand largely turned to higher rated bonds of shorter duration. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise. Yields, which generally move in the opposite direction of bond prices, rose for U.S. Treasury bonds. U.S. agency mortgage-backed securities and municipal bonds underperformed other sectors of the bond market.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class L Shares underperformed the ICE BofAML 3-Month US Treasury Bill Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s investments in fixed income asset classes with maturities of longer than six months were leading detractors from performance as interest rates rose during the period. Generally, bonds with longer maturities will experience a greater decrease in price relative to shorter maturity bonds when interest rates rise.
The Fund’s investments in fixed income asset classes that generated additional yield over U.S. Treasury bonds, including corporate bonds and asset-backed securities, were leading contributors to performance. Within corporate bonds, the Fund’s relatively large allocation to the banking sector also helped relative performance. The Fund’s short position in two-year U.S. Treasury bonds, established through futures options, also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund maintained exposure to floating rate notes and held non-Treasury debt securities and asset-backed securities, neither of which were included in the Benchmark.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	45.8%
Asset-Backed Securities	5.3
Others (each less than 1.0%)	0.0
Short-Term Investments	48.9

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $9.95 as of August 31, 2022.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding the Fund and information on holdings.

2	J.P. Morgan Income Funds	August 31, 2022

AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
Class I SHARES	July 5, 2017	0.15%	(0.23)%	1.20%	0.92%
Class L SHARES	September 30, 2010	0.22	(0.18)	1.35	1.01

*	Not annualized.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722.
Returns for Class I Shares prior to its inception date are based on the performance of Class L Shares. The actual returns for Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Managed Income Fund and the ICE BofAML 3-Month US Treasury Bill Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

August 31, 2022	J.P. Morgan Income Funds	3

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 45.6%
Aerospace & Defense — 0.1%
Northrop Grumman Corp. 3.25%, 8/1/2023	11,530	11,461
Automobiles — 2.3%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	22,369	22,393
Hyundai Capital America
2.85%, 11/1/2022 (a)	5,639	5,630
1.15%, 11/10/2022 (a)	50,331	50,082
2.38%, 2/10/2023 (a)	16,800	16,669
0.80%, 4/3/2023 (a)	40,000	39,176
5.75%, 4/6/2023 (a)	2,667	2,688
Kia Corp. (South Korea) 3.00%, 4/25/2023 (a) (b)	3,400	3,373
Mercedes-Benz Finance North America LLC (Germany)
3.35%, 2/22/2023 (a)	2,723	2,718
1.75%, 3/10/2023 (a)	9,351	9,254
Volkswagen Group of America Finance LLC (Germany)
2.70%, 9/26/2022 (a)	15,599	15,595
0.75%, 11/23/2022 (a)	55,444	55,099
3.13%, 5/12/2023 (a)	15,738	15,655
0.88%, 11/22/2023 (a)	12,135	11,649
		249,981
Banks — 17.6%
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	8,042	8,042
Australia & New Zealand Banking Group Ltd. (Australia)
2.63%, 11/9/2022	10,000	9,991
2.05%, 11/21/2022	8,500	8,478
Banco Santander SA (Spain)
3.13%, 2/23/2023	42,504	42,371
3.85%, 4/12/2023	48,000	47,912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	47,200	45,684
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	55,933	55,726
(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	44,783	43,393
(SOFR + 1.11%), 3.84%, 4/25/2025 (c)	29,078	28,731
Bank of Montreal (Canada)
2.05%, 11/1/2022 (b)	4,900	4,891
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFRINDX + 0.68%), 2.97%, 3/10/2023 (c)	29,046	29,047
(SOFRINDX + 0.27%), 2.56%, 4/14/2023 (c)	88,888	88,674
Bank of Nova Scotia (The) (Canada)
2.45%, 9/19/2022 (b)	2,925	2,925
2.00%, 11/15/2022 (b)	27,411	27,337
1.95%, 2/1/2023	2,425	2,410
1.63%, 5/1/2023	29,963	29,551
0.80%, 6/15/2023	19,996	19,538
0.40%, 9/15/2023	1,353	1,305
(SOFRINDX + 0.55%), 2.84%, 9/15/2023 (c)	52,759	52,591
Banque Federative du Credit Mutuel SA (France)
2.13%, 11/21/2022 (a)	52,546	52,426
(ICE LIBOR USD 3 Month + 0.96%), 3.67%, 7/20/2023 (a) (c)	12,474	12,495
3.75%, 7/20/2023 (a)	8,740	8,726
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	125,535	125,229
3.80%, 1/10/2024 (a)	15,201	15,093
BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	40,552	40,520
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.80%), 3.10%, 3/17/2023 (c)	11,361	11,367
(SOFRINDX + 0.40%), 2.69%, 12/14/2023 (c)	37,574	37,342
Capital One Bank USA NA 3.38%, 2/15/2023	29,940	29,873
Citigroup, Inc. 2.70%, 10/27/2022	2,758	2,757
Citizens Bank NA 3.70%, 3/29/2023	6,865	6,849
Commonwealth Bank of Australia (Australia) 2.50%, 9/18/2022 (a)	6,248	6,247
Cooperatieve Rabobank UA (Netherlands) 2.75%, 1/10/2023	10,831	10,803
Credit Agricole SA (France)
3.75%, 4/24/2023 (a)	85,025	84,872
(ICE LIBOR USD 3 Month + 1.02%), 3.80%, 4/24/2023 (a) (c)	12,730	12,761
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	49,098	49,099
DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	49,333	49,207
Federation des Caisses Desjardins du Quebec (Canada) (SOFR + 0.43%), 2.71%, 5/21/2024 (a) (c)	25,463	25,133
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
3.60%, 5/25/2023	15,631	15,611
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	26,034	25,948
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	16,997	16,305
ING Groep NV (Netherlands) 4.10%, 10/2/2023	2,951	2,949
KeyBank NA
2.30%, 9/14/2022	730	730
(SOFR + 0.34%), 2.63%, 1/3/2024 (c)	10,875	10,782
(SOFR + 0.32%), 0.43%, 6/14/2024 (c)	58,259	56,553
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	7,000	6,997
(ICE LIBOR USD 3 Month + 0.86%), 3.63%, 7/26/2023 (c)	1,208	1,208
Mizuho Bank Ltd. (Japan) 2.95%, 10/17/2022 (a)	11,505	11,501
Mizuho Financial Group, Inc. (Japan)
2.60%, 9/11/2022	40,080	40,076
(ICE LIBOR USD 3 Month + 0.79%), 2.40%, 3/5/2023 (b) (c)	9,938	9,955
3.55%, 3/5/2023	23,635	23,626
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	37,653	36,572
National Australia Bank Ltd. (Australia) 1.88%, 12/13/2022 (b)	4,120	4,104
National Bank of Canada (Canada)
2.15%, 10/7/2022 (a)	73,760	73,701
2.10%, 2/1/2023	42,595	42,241
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023 (a)	47,876	47,239
Nordea Bank Abp (Finland)
1.00%, 6/9/2023 (a)	8,183	8,006
3.75%, 8/30/2023 (a)	2,168	2,160
(ICE LIBOR USD 3 Month + 0.94%), 3.98%, 8/30/2023 (a) (c)	9,568	9,606
Royal Bank of Canada (Canada)
1.90%, 9/23/2022 (a) (b)	44,750	44,735
1.95%, 1/17/2023 (b)	3,650	3,632
(SOFRINDX + 0.45%), 2.73%, 10/26/2023 (c)	33,079	32,898
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	24,144	24,066
3.88%, 3/28/2024 (a)	16,721	16,473
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (c)	43,385	43,200
(SOFR + 1.25%), 3.54%, 10/14/2023 (a) (c)	3,672	3,672
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	700	700
3.10%, 1/17/2023	20,340	20,311
(ICE LIBOR USD 3 Month + 0.74%), 3.48%, 1/17/2023 (c)	12,757	12,774
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	39,389	38,077
(SOFR + 0.44%), 2.73%, 9/16/2024 (a) (c)	25,847	25,520
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.48%), 2.77%, 1/27/2023 (c)	10,261	10,257
0.30%, 6/2/2023	34,810	33,928
Truist Bank
(SOFR + 0.73%), 3.02%, 3/9/2023 (c)	2,766	2,766
(SOFR + 0.20%), 2.49%, 1/17/2024 (c)	58,660	58,140
Westpac Banking Corp. (Australia)
2.00%, 1/13/2023	2,626	2,613
(ICE LIBOR USD 3 Month + 0.39%), 2.85%, 1/13/2023 (c)	2,236	2,235
		1,951,263
Beverages — 0.5%
Beam Suntory, Inc. (Japan) 3.25%, 6/15/2023	2,000	1,985
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (a)	47,359	46,183
Heineken NV (Netherlands) 2.75%, 4/1/2023 (a)	9,513	9,443
PepsiCo, Inc. 2.75%, 3/1/2023	2,744	2,737
		60,348
Biotechnology — 0.9%
AbbVie, Inc.
2.90%, 11/6/2022	24,439	24,421
2.30%, 11/21/2022	59,087	58,968
2.85%, 5/14/2023	14,634	14,552
		97,941
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027	1,961
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	5

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 5.2%
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	50,805	49,716
Series FXD, 0.52%, 8/9/2023	41,195	39,700
(SOFRINDX + 0.39%), 2.67%, 2/2/2024 (c)	24,506	24,059
Goldman Sachs Group, Inc. (The)
0.52%, 3/8/2023	28,071	27,619
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (c)	30,940	30,688
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	36,100	35,390
Macquarie Bank Ltd. (Australia)
2.10%, 10/17/2022 (a)	5,326	5,318
(SOFR + 0.30%), 2.59%, 4/6/2023 (a) (c)	44,324	44,134
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (c)	13,621	13,581
Morgan Stanley
3.13%, 1/23/2023	18,200	18,174
(SOFR + 0.47%), 0.56%, 11/10/2023 (c)	18,781	18,642
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	112,339	110,607
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	29,923	29,270
UBS AG (Switzerland)
(SOFR + 0.36%), 2.64%, 2/9/2024 (a) (c)	29,727	29,575
(SOFR + 0.45%), 2.73%, 8/9/2024 (a) (c)	28,626	28,435
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (c)	75,273	75,019
		579,927
Chemicals — 0.0% ^
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	2,200	2,164
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	231	230
		2,394
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,857	16,355
Consumer Finance — 3.4%
AerCap Ireland Capital DAC (Ireland) 1.15%, 10/29/2023	43,830	41,925
American Express Co.
2.65%, 12/2/2022	4,312	4,306
3.70%, 8/3/2023	21,143	21,114
American Honda Finance Corp.
0.40%, 10/21/2022 (b)	2,397	2,389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
(ICE LIBOR USD 3 Month + 0.15%), 3.13%, 2/22/2023 (c)	78,501	78,357
0.35%, 4/20/2023	3,820	3,738
Capital One Financial Corp.
3.20%, 1/30/2023	2,794	2,789
2.60%, 5/11/2023	69,963	69,450
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.55%), 2.18%, 6/7/2023 (c)	550	551
Toyota Motor Credit Corp.
0.35%, 10/14/2022	1,278	1,274
(SOFR + 0.20%), 2.48%, 2/13/2023 (c)	64,884	64,811
(SOFR + 0.32%), 2.61%, 4/6/2023 (c)	29,450	29,436
(SOFR + 0.75%), 3.03%, 7/25/2023 (c)	43,399	43,469
(SOFRINDX + 0.33%), 2.62%, 1/11/2024 (c)	12,873	12,799
		376,408
Diversified Financial Services — 1.5%
AIG Global Funding
0.80%, 7/7/2023 (a)	8,857	8,641
(SOFR + 0.38%), 2.67%, 12/15/2023 (a) (c)	87,384	86,703
National Rural Utilities Cooperative Finance Corp.
Series D, (ICE LIBOR USD 3 Month + 0.07%), 2.99%, 2/16/2023 (c)	36,285	36,253
(SOFR + 0.40%), 2.68%, 8/7/2023 (b) (c)	11,259	11,250
NTT Finance Corp. (Japan) 0.37%, 3/3/2023 (a)	28,846	28,387
		171,234
Electric Utilities — 1.5%
Entergy Louisiana LLC
0.62%, 11/17/2023	7,702	7,450
0.95%, 10/1/2024	17,858	16,785
Eversource Energy 2.80%, 5/1/2023	4,206	4,174
Florida Power & Light Co. (SOFRINDX + 0.38%), 2.67%, 1/12/2024 (c)	16,540	16,392
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 3.25%, 2/22/2023 (c)	70,324	70,165
0.65%, 3/1/2023	29,411	28,886
(SOFRINDX + 0.54%), 2.83%, 3/1/2023 (c)	6,553	6,545
Niagara Mohawk Power Corp. 2.72%, 11/28/2022 (a)	9,994	9,981
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	1,182	1,155
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PPL Electric Utilities Corp. 2.50%, 9/1/2022	719	719
Public Service Co. of Colorado 2.50%, 3/15/2023	1,527	1,522
		163,774
Electrical Equipment — 0.6%
Eaton Corp. 2.75%, 11/2/2022	61,482	61,435
Schneider Electric SE 2.95%, 9/27/2022 (a)	165	165
		61,600
Energy Equipment & Services — 0.0% ^
Schlumberger Finance Canada Ltd. 2.65%, 11/20/2022 (a)	219	219
Entertainment — 0.4%
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	29,149	28,738
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	2,985
Walt Disney Co. (The) 1.65%, 9/1/2022	8,366	8,366
		40,089
Food & Staples Retailing — 0.6%
7-Eleven, Inc. 0.63%, 2/10/2023 (a)	72,570	71,484
Food Products — 0.4%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	8,185	8,185
Campbell Soup Co. 3.65%, 3/15/2023	34,401	34,366
		42,551
Gas Utilities — 1.8%
Atmos Energy Corp.
0.63%, 3/9/2023	33,345	32,762
(ICE LIBOR USD 3 Month + 0.38%), 2.07%, 3/9/2023 (c)	86,188	86,155
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 2.11%, 3/2/2023 (c)	31,552	31,501
ONE Gas, Inc.
0.85%, 3/11/2023	24,797	24,419
(ICE LIBOR USD 3 Month + 0.61%), 2.33%, 3/11/2023 (c)	23,570	23,570
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	4,967	4,841
		203,248
Health Care Providers & Services — 0.7%
AmerisourceBergen Corp. 0.74%, 3/15/2023	30,152	29,698
Cigna Corp.
3.05%, 11/30/2022	33,961	33,959
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
3.75%, 7/15/2023	2,994	2,994
CVS Health Corp. 4.75%, 12/1/2022	4,828	4,828
McKesson Corp. 2.70%, 12/15/2022	8,100	8,084
		79,563
Insurance — 2.9%
Athene Global Funding
2.80%, 5/26/2023 (a)	12,174	12,054
1.20%, 10/13/2023 (a)	5,033	4,839
0.95%, 1/8/2024 (a)	16,109	15,328
1.00%, 4/16/2024 (a)	16,353	15,382
(SOFRINDX + 0.70%), 2.98%, 5/24/2024 (a) (c)	9,146	8,962
Brighthouse Financial Global Funding
0.60%, 6/28/2023 (a)	13,515	13,104
1.20%, 12/15/2023 (a)	12,713	12,209
(SOFR + 0.76%), 3.05%, 4/12/2024 (a) (c)	9,930	9,823
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	1,938	1,936
Equitable Financial Life Global Funding (SOFR + 0.39%), 2.69%, 4/6/2023 (a) (c)	58,202	58,119
Fidelity National Financial, Inc. 5.50%, 9/1/2022	450	450
Globe Life, Inc. 3.80%, 9/15/2022	5,687	5,686
Jackson National Life Global Funding 2.38%, 9/15/2022 (a)	3,898	3,897
Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	16,907	16,853
MassMutual Global Funding II 0.48%, 8/28/2023 (a)	244	236
Metropolitan Life Global Funding I
3.00%, 1/10/2023 (a)	140	140
1.95%, 1/13/2023 (a)	1,670	1,661
New York Life Global Funding 3.86%, 8/26/2024 (a)	59,200	58,964
Principal Financial Group, Inc. 3.30%, 9/15/2022	24,480	24,484
Protective Life Global Funding 0.33%, 12/9/2022 (a)	34,092	33,803
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	16,602	16,475
3.85%, 9/19/2023 (a)	4,461	4,453
		318,858
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	7

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.4%
Fidelity National Information Services, Inc. 0.38%, 3/1/2023	32,387	31,870
Fiserv, Inc. 3.80%, 10/1/2023	14,612	14,578
		46,448
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc. (SOFRINDX + 0.35%), 2.64%, 4/18/2023 (c)	104,480	104,420
Machinery — 0.3%
Daimler Trucks Finance North America LLC (Germany) (SOFR + 1.00%), 3.29%, 4/5/2024 (a) (c)	32,163	32,037
Media — 0.2%
Sky Ltd. (United Kingdom) 3.13%, 11/26/2022 (a)	23,603	23,598
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
3.00%, 10/27/2022 (a)	5,002	4,990
4.13%, 5/30/2023 (a)	903	901
		5,891
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	462	462
DTE Energy Co.
Series H, 0.55%, 11/1/2022	25,587	25,470
2.25%, 11/1/2022	29,523	29,476
Engie SA (France) 2.88%, 10/10/2022 (a)	3,137	3,132
		58,540
Oil, Gas & Consumable Fuels — 0.5%
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	4,134	4,112
Enbridge, Inc. (Canada) (SOFR + 0.40%), 2.68%, 2/17/2023 (c)	13,243	13,200
Enterprise Products Operating LLC 3.35%, 3/15/2023	28,309	28,258
Equinor ASA (Norway) 2.45%, 1/17/2023	1,733	1,728
Exxon Mobil Corp. 1.57%, 4/15/2023	3,532	3,492
		50,790
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 2.75%, 2/15/2023 (b)	550	548
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Merck & Co., Inc. 2.40%, 9/15/2022	1,141	1,141
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	21,956	21,991
		23,680
Road & Rail — 0.5%
Central Japan Railway Co. (Japan) 3.40%, 9/6/2023 (d)	16,732	16,595
Penske Truck Leasing Co. LP
4.25%, 1/17/2023 (a)	7,700	7,704
2.70%, 3/14/2023 (a)	33,092	32,844
Ryder System, Inc. 2.50%, 9/1/2022	314	314
Union Pacific Corp. 2.95%, 1/15/2023	1,978	1,974
		59,431
Software — 0.6%
Microsoft Corp. 2.65%, 11/3/2022	1,204	1,204
Oracle Corp.
2.50%, 10/15/2022	42,714	42,659
2.63%, 2/15/2023	18,946	18,857
		62,720
Specialty Retail — 0.0% ^
AutoZone, Inc. 2.88%, 1/15/2023	2,246	2,243
Thrifts & Mortgage Finance — 0.6%
BPCE SA (France)
2.75%, 1/11/2023 (a)	30,351	30,257
4.00%, 9/12/2023 (a)	14,724	14,638
Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023 (a)	22,727	22,555
		67,450
Tobacco — 0.1%
Philip Morris International, Inc. 2.50%, 11/2/2022	4,975	4,969
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	8,012	8,057
		13,026
Trading Companies & Distributors — 0.1%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.18%, 12/15/2022 (c)	10,078	10,069
3.00%, 9/15/2023	1,428	1,408
		11,477
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Transportation Infrastructure — 0.0% ^
HPHT Finance 17 Ltd. (Hong Kong) 2.75%, 9/11/2022 (d)	4,375	4,373
Total Corporate Bonds (Cost $5,126,398)		5,066,783
Asset-Backed Securities — 5.3%
Ally Auto Receivables Trust
Series 2019-2, Class A3, 2.23%, 1/16/2024	196	196
Series 2019-1, Class A4, 3.02%, 4/15/2024	1,394	1,394
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class A2, 0.26%, 11/18/2024	19,116	19,026
Series 2021-3, Class A2, 0.41%, 2/18/2025	29,195	28,910
Series 2021-1, Class A3, 0.37%, 8/18/2025	5,264	5,173
BMW Vehicle Lease Trust
Series 2021-2, Class A2, 0.19%, 11/27/2023	13,625	13,556
Series 2022-1, Class A2, 0.67%, 5/28/2024	10,459	10,352
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	10,303	10,214
Carmax Auto Owner Trust Series 2019-2, Class A4, 2.77%, 12/16/2024	4,404	4,380
CarMax Auto Owner Trust
Series 2021-2, Class A2A, 0.27%, 6/17/2024	5,453	5,436
Series 2021-4, Class A2A, 0.24%, 11/15/2024	7,064	6,998
Series 2020-3, Class A3, 0.62%, 3/17/2025	8,625	8,491
Series 2022-2, Class A2A, 2.81%, 5/15/2025	20,534	20,381
Carvana Auto Receivables Trust
Series 2021-P2, Class A2, 0.30%, 7/10/2024	4,343	4,333
Series 2021-P3, Class A2, 0.38%, 1/10/2025	20,525	20,284
Series 2021-P4, Class A2, 0.82%, 4/10/2025	15,540	15,369
Series 2022-P1, Class A2, 2.57%, 5/12/2025	37,879	37,556
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a) (e)	119	119
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (a)	7,031	6,932
Drive Auto Receivables Trust Series 2021-3, Class A3, 0.79%, 10/15/2025	758	747
Exeter Automobile Receivables Trust Series 2021-3A, Class A3, 0.35%, 2/18/2025	10,037	9,998
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ford Credit Auto Lease Trust Series 2022-A, Class A2A, 2.78%, 10/15/2024	24,750	24,549
GM Financial Automobile Leasing Trust Series 2022-2, Class A2, 2.93%, 10/21/2024	19,792	19,627
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	1,952	1,943
Series 2022-1, Class A2, 0.76%, 2/18/2025	12,865	12,703
Hyundai Auto Lease Securitization Trust Series 2021-A, Class A3, 0.33%, 1/16/2024 (a)	662	657
Hyundai Auto Receivables Trust Series 2022-B, Class A2A, 3.64%, 5/15/2025	28,860	28,741
Santander Drive Auto Receivables Trust
Series 2021-2, Class A3, 0.34%, 2/18/2025	1,450	1,449
Series 2021-3, Class A3, 0.33%, 3/17/2025	21,204	21,152
Series 2022-2, Class A2, 2.12%, 10/15/2026	4,592	4,574
Santander Retail Auto Lease Trust Series 2022-B, Class A2, 2.84%, 5/20/2025 (a)	42,462	42,057
Tesla Auto Lease Trust
Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	7,969	7,885
Series 2021-A, Class A2, 0.36%, 3/20/2025 (a)	33,904	33,418
Series 2021-A, Class A4, 0.66%, 3/20/2025 (a)	6,700	6,399
Series 2021-B, Class A2, 0.36%, 9/22/2025 (a)	837	817
Toyota Lease Owner Trust Series 2021-B, Class A2, 0.25%, 3/20/2024 (a)	27,604	27,277
Westlake Automobile Receivables Trust
Series 2021-3A, Class A2, 0.57%, 9/16/2024 (a)	84,558	83,719
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	40,398	39,209
World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	2,886	2,868
Total Asset-Backed Securities (Cost $593,601)		588,889
Foreign Government Securities — 0.0% ^
Export Development Canada 1.38%, 2/24/2023	300	297
Japan Bank for International Cooperation 1.75%, 1/23/2023	480	477
Total Foreign Government Securities (Cost $782)		774
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	9

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 48.7%
Certificates of Deposits — 17.6%
Bank of Montreal (Canada)
0.40%, 11/18/2022	20,500	20,392
3.87%, 7/21/2023	11,500	11,475
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.53%), 2.82%, 2/6/2023 (c)	85,519	85,550
(SOFR + 0.58%), 2.87%, 3/24/2023 (c)	51,467	51,494
Barclays Bank plc (United Kingdom)
2.37%, 3/30/2023	130,000	128,896
4.00%, 7/13/2023	9,699	9,690
Bayerische Landesbank (Germany) , 0.90%, 6/27/2023	66,500	64,866
Citibank NA
3.77%, 5/2/2023	27,500	27,467
3.85%, 7/28/2023	77,000	76,767
4.10%, 8/25/2023	27,400	27,372
Commonwealth Bank of Australia (Australia) , 3.90%, 5/31/2023	12,888	12,888
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA (Netherlands) , 0.97%, 2/3/2023	76,484	75,712
Cooperatieve Rabobank UA (Netherlands)
2.30%, 12/12/2022	15,000	14,973
(SOFR + 0.53%), 2.82%, 2/8/2023 (c)	36,077	36,094
2.80%, 5/17/2023	47,262	46,885
Credit Industriel et Commercial (France) , 2.93%, 6/5/2023	69,200	68,689
Credit Suisse AG (Switzerland) , 1.10%, 2/3/2023	40,300	39,851
First Abu Dhabi Bank PJSC , 1.46%, 9/26/2022 (a)	69,944	69,895
HSBC Bank USA NA
(SOFR + 0.50%), 2.79%, 4/20/2023 (c)	42,717	42,693
4.01%, 8/10/2023	3,259	3,255
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 0.67), 2.96%, 3/22/2023 (c)	45,608	45,662
MUFG Bank Ltd. (Japan) (SOFR + 0.49), 2.77%, 2/22/2023 (c)	46,100	46,104
Natixis SA (France) (SOFR + 0.60), 2.89%, 3/24/2023 (c)	35,043	35,075
Nordea Bank Abp (Finland)
(SOFR + 0.53%), 2.81%, 12/23/2022 (c)	43,457	43,482
3.43%, 2/10/2023	64,211	64,226
2.97%, 6/8/2023	41,067	40,783
Norinchukin Bank (Japan) , 3.95%, 8/15/2023	79,932	79,853
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Oversea-Chinese Banking Corp., Ltd. (Singapore) (SOFR + 0.47), 2.75%, 1/24/2023 (c)	30,410	30,412
Royal Bank of Canada (Canada)
2.00%, 3/21/2023	4,103	4,062
4.02%, 8/11/2023	35,318	35,277
Shinhan Bank (South Korea)
2.98%, 5/9/2023	6,750	6,704
2.98%, 5/11/2023	4,000	3,972
2.98%, 5/12/2023	20,000	19,861
Skandinaviska Enskilda Banken AB (Sweden) , 2.85%, 6/1/2023	75,412	74,782
Standard Chartered Bank (United Kingdom)
2.22%, 11/30/2022	11,577	11,558
4.02%, 8/11/2023	79,400	79,297
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.51%), 2.80%, 12/27/2022 (c)	17,811	17,824
2.70%, 4/25/2023	540	536
2.70%, 4/28/2023	66,382	65,903
3.05%, 6/7/2023	21,992	21,849
Svenska Handelsbanken AB (Sweden) , 3.46%, 6/13/2023	53,540	53,313
Toronto-Dominion Bank (The) (Canada)
0.73%, 1/13/2023	26,600	26,362
3.69%, 5/1/2023	164,800	164,500
2.90%, 6/1/2023	72,614	71,982
Total Certificates of Deposit (Cost $1,966,674)		1,958,283
Commercial Paper — 25.3%
ASB Bank Ltd. (New Zealand)
4.10%, 8/18/2023 (a) (f)	35,766	34,335
AT&T, Inc.
2.81%, 9/28/2022 (a) (f)	39,450	39,368
Australia & New Zealand Banking Group Ltd. (Australia)
2.23%, 12/15/2022 (a) (f)	59,700	59,172
2.70%, 5/1/2023 (a) (f)	25,177	24,534
Banco Santander SA (Spain)
1.62%, 10/3/2022 (a) (f)	20,000	19,954
Bank of Montreal (Canada)
0.67%, 1/5/2023 (f)	17,100	16,908
Barclays Bank plc (United Kingdom)
3.50%, 12/20/2022 (a) (f)	4,500	4,456
BNP Paribas SA (France)
3.29%, 2/8/2023 (f)	24,500	24,134
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
BNZ International Funding Ltd. (New Zealand)
0.52%, 12/1/2022 (a) (f)	96,736	96,005
Canadian Imperial Bank of Commerce (Canada)
3.67%, 5/2/2023 (a) (f)	120,000	116,834
Canadian Imperial Holdings, Inc. (Canada)
0.40%, 11/17/2022 (a) (f)	29,000	28,828
Citigroup Global Markets, Inc.
4.12%, 8/9/2023 (a) (f)	4,320	4,150
Credit Agricole Corporate and Investment Bank (France)
3.83%, 5/22/2023 (f)	52,658	51,193
DNB Bank ASA (Norway)
1.36%, 9/21/2022 (a) (f)	91,554	91,429
0.56%, 12/30/2022 (f)	17,894	17,702
3.96%, 5/31/2023 (a) (f)	23,120	22,430
3.96%, 8/16/2023 (a) (f)	95,526	91,720
E.ON SE (Germany)
3.28%, 11/21/2022 (a) (f)	4,926	4,890
E.On Se Corporate Commercial Paper Discount Dtd (Germany)
3.28%, 11/22/2022 (a) (f)	14,000	13,896
3.28%, 11/25/2022 (a) (f)	5,000	4,961
3.28%, 11/28/2022 (a) (f)	25,000	24,798
Enbridge US Inc
3.77%, 2/6/2023 (a) (f)	25,000	24,572
3.77%, 2/7/2023 (a) (f)	44,600	43,831
Enel Finance America LLC
0.40%, 9/27/2022 (a) (f)	36,675	36,600
0.40%, 9/29/2022 (a) (f)	8,876	8,857
0.62%, 10/3/2022 (a) (f)	9,862	9,837
1.01%, 1/20/2023 (a) (f)	10,591	10,424
1.01%, 1/24/2023 (a) (f)	32,759	32,224
First Abu Dhabi Bank PJSC (United Arab Emirates)
0.47%, 9/30/2022 (a) (f)	48,088	47,991
Glencore Funding LLC (Australia)
3.33%, 11/10/2022 (a) (f)	35,000	34,784
Goldman Sachs International
1.60%, 10/11/2022 (a) (f)	10,500	10,470
HSBC USA Inc.
4.18%, 8/1/2023 (a) (f)	64,300	61,761
ING US Funding LLC (Netherlands)
1.38%, 9/21/2022 (f)	74,884	74,780
1.01%, 11/7/2022 (f)	15,575	15,492
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
KEB Hana Bank
3.77%, 1/17/2023 (a) (f)	53,488	52,805
Kookmin Bank (South Korea)
2.20%, 11/23/2022 (a) (f)	34,832	34,592
Korea Development Bk Corporate Commercial Paper (South Korea)
4.11%, 5/26/2023 (f)	55,050	53,446
Macquarie Bank Ltd. (Australia)
3.60%, 2/28/2023 (a) (f)	115,000	112,858
Mizuho Bank Singapore Corporate Commercial Paper (Japan)
3.45%, 1/10/2023 (a) (f)	6,563	6,483
National Australia Bank Ltd. (Australia)
(SOFR + 0.48%), 2.77%, 1/3/2023 (a) (c)	82,085	82,113
Natixis SA (France)
3.59%, 3/28/2023 (f)	96,483	94,388
Nordea Bank AB (Finland)
3.52%, 2/6/2023 (a) (f)	3,000	2,956
Raytheon Technologies Corp.
3.53%, 11/7/2022 (a) (f)	71,500	71,067
4.45%, 5/8/2023 (a) (f)	6,600	6,404
Royal Bank of Canada (Canada)
0.25%, 10/11/2022 (a) (f)	71,402	71,198
Skandinaviska Enskilda Banken AB (Sweden)
1.41%, 9/21/2022 (a) (f)	34,413	34,366
1.41%, 9/26/2022 (a) (f)	43,788	43,713
Societe Generale SA (France)
0.63%, 1/4/2023 (a) (f)	65,700	64,975
Standard Chartered Bank (United Kingdom)
3.00%, 6/6/2023 (a) (f)	2,827	2,739
Suncorp-Metway Ltd. (Australia)
3.30%, 1/4/2023 (a) (f)	35,088	34,657
3.37%, 1/10/2023 (a) (f)	27,635	27,275
Svenska Handelsbanken AB (Sweden)
0.25%, 10/7/2022 (a) (f)	62,300	62,147
0.40%, 11/21/2022 (a) (f)	42,300	42,037
0.81%, 1/18/2023 (a) (f)	80,850	79,900
4.02%, 8/15/2023 (a) (f)	109,800	105,395
TELUS Corp. (Canada)
3.36%, 1/9/2023 (a) (f)	55,500	54,777
Toronto-Dominion Bank (The) (Canada)
0.37%, 11/15/2022 (a) (f)	20,000	19,885
TransCanada PipeLines Ltd. (Canada)
3.02%, 10/13/2022 (a) (f)	6,200	6,179
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	11

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Volvo Group Treasury US, Inc.
1.36%, 9/1/2022 (a) (f)	76,239	76,234
Waste Management, Inc.
0.30%, 9/6/2022 (a) (f)	9,617	9,613
0.31%, 9/8/2022 (a) (f)	18,667	18,656
0.31%, 10/6/2022 (a) (f)	33,158	33,067
0.41%, 11/9/2022 (a) (f)	7,300	7,256
Westpac Securities NZ Ltd. (New Zealand)
0.25%, 10/7/2022 (a) (f)	113,142	112,863
0.52%, 11/25/2022 (a) (f)	135,600	134,687
3.37%, 1/18/2023 (a) (f)	28,800	28,446
3.49%, 2/2/2023 (a) (f)	29,000	28,587
Total Commercial Paper (Cost $2,825,964)		2,819,084
	SHARES (000)
Investment Companies — 4.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (g) (h) (Cost $533,550)	533,488	533,702
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.22% (g) (h)	6,499	6,498
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (g) (h)	1,137	1,137
Total Investment of Cash Collateral from Securities Loaned (Cost $7,633)		7,635
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 0.9%
Wells Fargo Securities LLC, 2.47%, dated 8/31/2022, due 9/16/2022, repurchase price $100,110, collateralized by Asset-Backed Securities, 0.00% - 10.26%, due 1/15/2025 - 4/17/2054, with the value of $110,657. (Cost $100,000)	100,000	100,000
Total Short-Term Investments (Cost $5,433,821)		5,418,704
Total Investments — 99.6% (Cost $11,154,602)		11,075,150
Other Assets Less Liabilities — 0.4%		44,181
NET ASSETS — 100.0%		11,119,331

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 is $7,434.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(f)	The rate shown is the effective yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2022

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2022.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(1,900)	12/30/2022	USD	(395,675)	887

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	13

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$10,433,813
Investments in affiliates, at value	533,702
Investments of cash collateral received from securities loaned, at value (See Note 2.D)	7,635
Repurchase agreements, at value	100,000
Cash	43
Deposits at broker for futures contracts	2,276
Receivables:
Investment securities sold — delayed delivery securities	90,494
Fund shares sold	6,635
Interest from non-affiliates	39,098
Dividends from affiliates	797
Securities lending income (See Note 2.D)	6
Variation margin on futures contracts	74
Total Assets	11,214,573
LIABILITIES:
Payables:
Distributions	347
Investment securities purchased	62,604
Collateral received on securities loaned (See Note 2.D)	7,635
Fund shares redeemed	22,039
Accrued liabilities:
Investment advisory fees	868
Administration fees	379
Service fees	954
Custodian and accounting fees	74
Other	342
Total Liabilities	95,242
Net Assets	$11,119,331
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2022

JPMorgan Managed Income Fund
NET ASSETS:
Paid-in-Capital	$11,236,731
Total distributable earnings (loss)	(117,400)
Total Net Assets	$11,119,331
Net Assets:
Class I	$190,613
Class L	10,928,718
Total	$11,119,331
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	19,174
Class L	1,097,985
Net Asset Value (a):
Class I — Offering and redemption price per share	$9.94
Class L — Offering and redemption price per share	9.95
Cost of investments in non-affiliates	$10,513,419
Cost of investments in affiliates	533,550
Cost of repurchase agreements	100,000
Investment securities on loan, at value (See Note 2.D)	7,434
Cost of investment of cash collateral (See Note 2.D)	7,633

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	15

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited)
(Amounts in thousands)

JPMorgan Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$59,251
Dividend income from non-affiliates	169
Dividend income from affiliates	2,433
Income from securities lending (net) (See Note 2.D)	21
Total investment income	61,874
EXPENSES:
Investment advisory fees	8,947
Administration fees	4,196
Service fees:
Class I	266
Class L	5,858
Custodian and accounting fees	202
Interest expense to affiliates	2
Professional fees	69
Trustees’ and Chief Compliance Officer’s fees	33
Printing and mailing costs	23
Registration and filing fees	107
Transfer agency fees (See Note 2.H)	41
Other	94
Total expenses	19,838
Less fees waived	(5,279)
Net expenses	14,559
Net investment income (loss)	47,315
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(21,276)
Investments in affiliates	54
Futures contracts	17,294
Net realized gain (loss)	(3,928)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(19,786)
Investments in affiliates	117
Futures contracts	1,639
Change in net unrealized appreciation/depreciation	(18,030)
Net realized/unrealized gains (losses)	(21,958)
Change in net assets resulting from operations	$25,357
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Managed Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,315	$46,968
Net realized gain (loss)	(3,928)	18,145
Change in net unrealized appreciation/depreciation	(18,030)	(100,102)
Change in net assets resulting from operations	25,357	(34,989)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(739)	(124)
Class L	(47,947)	(59,827)
Total distributions to shareholders	(48,686)	(59,951)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,780,514)	(2,642,400)
NET ASSETS:
Change in net assets	(1,803,843)	(2,737,340)
Beginning of period	12,923,174	15,660,514
End of period	$11,119,331	$12,923,174
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	17

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Managed Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$387,432	$44,254
Distributions reinvested	737	122
Cost of shares redeemed	(225,523)	(81,652)
Change in net assets resulting from Class I capital transactions	162,646	(37,276)
Class L
Proceeds from shares issued	3,958,801	10,041,421
Distributions reinvested	46,890	57,561
Cost of shares redeemed	(5,948,851)	(12,704,106)
Change in net assets resulting from Class L capital transactions	(1,943,160)	(2,605,124)
Total change in net assets resulting from capital transactions	$(1,780,514)	$(2,642,400)
SHARE TRANSACTIONS:
Class I
Issued	39,004	4,425
Reinvested	75	12
Redeemed	(22,703)	(8,163)
Change in Class I Shares	16,376	(3,726)
Class L
Issued	397,978	1,002,319
Reinvested	4,715	5,747
Redeemed	(598,056)	(1,268,108)
Change in Class L Shares	(195,363)	(260,042)
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	August 31, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK

19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Managed Income Fund
Class I
Six Months Ended August 31, 2022 (Unaudited)	$9.96	$0.03	$(0.02)	$0.01	$(0.03)	$—	$(0.03)
Year Ended February 28, 2022	10.03	0.02	(0.06)	(0.04)	(0.03)	—	(0.03)
Year Ended February 28, 2021	10.05	0.09	(0.02)	0.07	(0.09)	—(g)	(0.09)
Year Ended February 29, 2020	10.01	0.22	0.06	0.28	(0.23)	(0.01)	(0.24)
Year Ended February 28, 2019	9.99	0.24(h)	(0.01)	0.23	(0.21)	—(g)	(0.21)
July 5, 2017 (i) through February 28, 2018	10.02	0.09	(0.02)	0.07	(0.09)	(0.01)	(0.10)
Class L
Six Months Ended August 31, 2022 (Unaudited)	9.97	0.04	(0.02)	0.02	(0.04)	—	(0.04)
Year Ended February 28, 2022	10.04	0.03	(0.06)	(0.03)	(0.04)	—	(0.04)
Year Ended February 28, 2021	10.06	0.09	(0.01)	0.08	(0.10)	—(g)	(0.10)
Year Ended February 29, 2020	10.02	0.24	0.05	0.29	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2019	10.00	0.23(h)	0.02	0.25	(0.23)	—(g)	(0.23)
Year Ended February 28, 2018	10.02	0.14	(0.01)	0.13	(0.14)	(0.01)	(0.15)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate(c)

$9.94	0.15%	$190,613	0.39% (f)	0.67% (f)	0.48%(f)	20%
9.96	(0.43)	27,865	0.39	0.19	0.48	78
10.03	0.71	65,404	0.39	0.86	0.48	110
10.05	2.76	73,170	0.40	2.22	0.49	82
10.01	2.39	27,406	0.39	2.36(h)	0.51	107
9.99	0.64	1,160	0.39	1.37	0.50	103

9.95	0.22	10,928,718	0.24(f)	0.80(f)	0.33(f)	20
9.97	(0.28)	12,895,309	0.24	0.33	0.33	78
10.04	0.86	15,595,110	0.24	0.94	0.33	110
10.06	2.91	13,504,027	0.24	2.41	0.34	82
10.02	2.54	10,861,307	0.24	2.31(h)	0.35	107
10.00	1.28	8,548,082	0.24	1.41	0.34	103
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Income Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Managed Income Fund	Class I and Class L	Diversified
The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder service agreements. No sales charges are assessed with respect to the Fund. No sales charges are assessed with respect to the Fund.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

22	J.P. Morgan Income Funds	August 31, 2022

The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$588,889	$—	$588,889
Corporate Bonds	—	5,066,783	—	5,066,783
Foreign Government Securities	—	774	—	774
Short-Term Investments
Certificates of Deposits	—	1,958,283	—	1,958,283
Commercial Paper	—	2,819,084	—	2,819,084
Investment Companies	533,702	—	—	533,702
Investment of Cash Collateral from Securities Loaned	7,635	—	—	7,635
Repurchase Agreements	—	100,000	—	100,000
Total Short-Term Investments	541,337	4,877,367	—	5,418,704
Total Investments in Securities	$541,337	$10,533,813	$—	$11,075,150
Appreciation in Other Financial Instruments
Futures Contracts	$887	$—	$—	$887
B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of August 31, 2022, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements — The Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.

August 31, 2022	J.P. Morgan Income Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2022.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$7,434	$(7,434)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2022, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$1
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).

24	J.P. Morgan Income Funds	August 31, 2022

E. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$1,208,019	$6,366,947	$7,041,432	$54	$114	$533,702	533,488	$2,433	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.22% (a) (b)	8,496	39,000	41,000	(1)*	3	6,498	6,499	56*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,010	32,067	31,940	—	—	1,137	1,137	11*	—
Total	$1,217,525	$6,438,014	$7,114,372	$53	$117	$541,337		$2,500	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate and equity price risks associated with portfolio investments. The Fund also purchased futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2022:

Futures Contracts:
Average Notional Balance Short	$(491,570)
Ending Notional Balance Short	(395,675)
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

August 31, 2022	J.P. Morgan Income Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended August 31, 2022 are as follows:
	Class I	Class L	Total
Transfer agency fees	$2	$39	$41
I. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2022, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid  monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee  — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended August 31, 2022, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.
D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class L
0.25%	0.10%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

26	J.P. Morgan Income Funds	August 31, 2022

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class I	Class L
0.40%	0.25%
The expense limitation agreement was in effect for the six months ended August 31, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2023.
For the six months ended August 31, 2022, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$2,821	$1,881	$24	$4,726
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2022 was $551.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2022, the amount of this waiver was $2.
G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$1,354,824	$3,783,255

August 31, 2022	J.P. Morgan Income Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$11,154,602	$1,558	$80,123	$(78,565)
At February 28, 2022, the Fund had net capital loss carryforwards which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$17,632	$7,306
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2022, the Fund deferred to March 1, 2022 the following net capital losses (gains) of:
Net Capital Losses
Short-Term	Long-Term
$661	$—
During the year ended February 28, 2022, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$3,065	$5,432
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

28	J.P. Morgan Income Funds	August 31, 2022

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus the Applicable Margin.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2022.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2022, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 84.3% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.
The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund's yield (and total return) also may be low or the Fund may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
As of August 31, 2022, the Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Canada	12.4%
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of the Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates

August 31, 2022	J.P. Morgan Income Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
may result in operational issues for the Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its investments.
The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

30	J.P. Morgan Income Funds	August 31, 2022

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds  (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2022, and continued to hold your shares at the end of the reporting period, August 31, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Managed Income Fund
Class I
Actual	$1,000.00	$1,001.50	$1.97	0.39%
Hypothetical	1,000.00	1,023.24	1.99	0.39
Class L
Actual	1,000.00	1,002.20	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

August 31, 2022	J.P. Morgan Income Funds	31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
JPMorgan Managed Income Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  Effective January 2022, the Board consolidated with  the J.P. Morgan Exchange-Traded Fund Trust Board and now consists of Trustees form both Boards.  The Board and its investment committees (money market and alternative products, equity, and fixed income) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 21-22, 2022 and August 9-11, 2022, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 11, 2022.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser.  This information includes the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds (including certain ETFs, beginning in February 2022) provided by an independent investment consulting firm (“independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers.  Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the
Adviser, counsel to the Trust  and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement.  The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
(i)
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
(iii)
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
(iv)
Information about the structure and distribution strategy for the Fund and how it fits with the Trusts’ other fund offerings;
(v)
The administration services provided by the Adviser in its role as Administrator;

32	J.P. Morgan Income Funds	August 31, 2022

(vi)
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trusts and in the financial industry generally;
(vii)
The overall reputation and capabilities of the Adviser and its affiliates;
(viii)
The commitment of the Adviser to provide high quality service to the Fund;
(ix)
Their overall confidence in the Adviser’s integrity;
(x)
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund; and
(xi)
The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Fund and its shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund.  The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund.  The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception and that the fees remain satisfactory relative to peer funds.  The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund.  The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including

August 31, 2022	J.P. Morgan Income Funds	33

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year.  In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”) and a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and Peer Group and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance for Class I shares was in the fourth quintile of both the Peer Group and the Universe for both the one- and three-year periods ended December 31, 2021. The Trustees noted that the performance for Class L shares was in the fourth, third and third quintiles of the Peer Group for the one-, three- and five-year periods ended December 31, 2021, respectively, and in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as the Fund.  The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each class taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios are summarized below:
The Trustees noted that the Fund’s net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares

34	J.P. Morgan Income Funds	August 31, 2022

were in the first and fourth quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class L shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class L shares were in the first and second quintiles of the
Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

August 31, 2022	J.P. Morgan Income Funds	35

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. August 2022.
SAN-INC3-822

Semi-Annual Report
J.P. Morgan Municipal Bond Funds
August 31, 2022  (Unaudited)
JPMorgan California Tax Free Bond Fund
JPMorgan High Yield Municipal Fund
JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Sustainable Municipal Income Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 17, 2022 (Unaudited)
Dear Shareholder,
Financial markets have been buffeted this year by rising inflation, economic uncertainty and the multiplying effects of the Russia-Ukraine conflict in Ukraine. Though consumer spending and corporate earnings were relatively strong in the six months ended August 31, 2022, leading equity and bond market indexes declined.

“Amid the challenges in financial
markets, J.P. Morgan Asset Manage-
ment will continue seeking to deliver
strong client outcomes across a broad
range of innovative solutions. Our
fundamental practices and principles
fuel the time-tested risk management
process and research driven
approach that have driven our
success for decades.”
— Andrea L. Lisher

The U.S. Federal Reserve (the “Fed”) moved in early March 2022 to head off rising inflationary pressure with its first increase in policy interest rates in more than three years. The Fed raised rates again in May, June, July and September of 2022. Elsewhere, the Bank of England also raised interest rates sharply during the first half of 2022 and the European Central Bank unleashed an unprecedented 0.75% rate increase in September 2022.
In the U.S., spending on home and commercial construction as well as on capital equipment and inventory declined through August 2022. Purchasing Managers’ Index surveys in both the manufacturing and services sectors also showed broad weakness, and public sector spending at the federal, state and municipal levels generally shrank in 2022.
Notably, U.S. consumer spending showed a modest rebound in August 2022 and corporate earnings and revenue were generally better than expected for the second quarter of 2022. There was additional positive data in the labor market, where employment had rebounded above pre-pandemic levels.
Investors have been confronted this year with an economic and financial market environment very different from recent years, with inflation running at more than a 40-year high and interest rates rising faster than at any time in recent history. It appears investor uncertainty may continue to weigh on financial markets until the U.S. economic picture becomes clearer.
Amid the challenges in financial markets, J.P. Morgan Asset Management will continue seeking to deliver strong client outcomes across a broad range of innovative solutions. Our fundamental practices and principles fuel the time-tested risk management process and research driven approach that have driven our success for decades.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,

Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

August 31, 2022	J.P. Morgan Municipal Bond Funds	1

J.P. Morgan Municipal Bond Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2022 (Unaudited)
Already under pressure from accelerating inflation and investor expectations for rising interest rates, financial markets buckled following Russia’s invasion of Ukraine at the end of February 2022. The military conflict and the ensuing imposition of multilateral sanctions against Russia fueled volatility across equity, bond and commodities markets. Meanwhile, China’s strict anti-pandemic measures dented its economic growth and weighed on financial assets in emerging markets throughout the period.
In response to the highest rate of domestic inflation in decades, the U.S. Federal Reserve (the “Fed”) in late March 2022 raised interest rates for the first time since late 2018. The Fed followed with benchmark interest rate increases of increasing size in May, June and July 2022. The Bank of England, which had preceded the Fed’s response by initiating its policy tightening cycle in December 2021, raised its benchmark interest rate five more times by the end of August 2022.  While the European Central Bank held off raising interest rates during the reporting period, it stated it would take necessary action to combat rising inflation. (The ECB followed through with an unprecedented 0.75% increase in key interest rates in September 2022.)
Within U.S. fixed income markets, investor demand largely turned to higher rated bonds of shorter duration. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise. Yields, which generally move in the opposite direction of bond prices, rose for U.S. Treasury bonds. U.S. agency mortgage-backed securities and municipal bonds underperformed other sectors of the bond market. Municipal bonds largely outperformed the broader market as municipal revenues remained healthy and credit quality remained relatively high.
For the six-month period, the Bloomberg U.S. Aggregate Index returned -7.76% and the Bloomberg U.S. Municipal Index returned -5.72%.

2	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(3.88)%
Bloomberg LB California 1–17 Year Muni Index	(3.41)%
Net Assets as of 8/31/2022 (In Thousands)	$328,093
Duration as of 8/31/2022	4.5 Years
INVESTMENT OBJECTIVE**
The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed the Bloomberg LB California 1-17 Year Muni Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s allocations to the general obligation, utilities, transportation and water & sewer sectors, and its allocation to bonds rated AA, all of which had longer durations, detracted from performance. Generally, bonds with longer duration will experience a larger decrease in price relative to shorter duration bonds when interest rates rise.
The Fund’s allocations to shorter duration bonds in the pre-refunded, housing and industrial development revenue/pollution control revenue sectors were leading contributors to relative performance. The Fund’s underweight allocation to bonds rated BBB also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	16.5%
AA	64.4
A	16.2
BBB	1.1
NR	1.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge **		(7.57)%	(11.00)%	(0.32)%	1.01%
Without Sales Charge		(3.93)	(7.50)	0.45	1.40
CLASS C SHARES	February 19, 2005
With CDSC ***		(5.21)	(8.94)	(0.03)	0.99
Without CDSC		(4.21)	(7.94)	(0.03)	0.99
Class I SHARES	December 23, 1996	(3.88)	(7.40)	0.57	1.50
Class R6 SHARES	October 1, 2018	(3.83)	(7.30)	0.65	1.54

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg LB California 1-17 Year Muni Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The
Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan High Yield Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(9.34)%
Bloomberg U.S. Municipal Index	(5.72)%
Bloomberg High Yield Municipal Bond Index	(7.72)%
Net Assets as of 8/31/2022 (In Thousands)	$378,377
Duration as of 8/31/2022	9.1 Years
INVESTMENT OBJECTIVE**
The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed both the Bloomberg US Municipal Index (the “Benchmark”) and the Bloomberg High Yield Municipal Bond Index.
Relative to the Benchmark, the Fund’s overweight allocations to bonds rated BBB and BB were leading detractors from performance as lower-rated bonds underperformed higher rated bonds during the period. The Fund’s longer overall duration, its overweight allocation to the education sector and its underweight allocation to the state general obligation bond sector also detracted from performance. Generally, bonds of longer duration will experience a larger decrease in price relative to shorter duration bonds when interest rates rise. The Fund’s out-of-Benchmark allocation to the retirement care sector, which had a bias toward lower rated bonds, also detracted from relative performance.
The Fund’s underweight allocations to the transportation and industrial development revenue/pollution control revenue bonds were leading contributors to performance relative to the Benchmark. The Fund’s underweight allocations to Texas and New York state bonds also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments. At the end of the reporting period, the Fund’s duration was 9.1 years compared with 6.8 years for the Benchmark.
CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	1.0%
AA	7.3
A	6.2
BBB	23.6
BB	19.7
B	0.1
CCC	1.2
NR	40.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	5

JPMorgan High Yield Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge **		(12.77)%	(15.87)%	0.47%	1.55%
Without Sales Charge		(9.39)	(12.62)	1.24	1.94
CLASS C SHARES	September 17, 2007
With CDSC ***		(10.56)	(14.02)	0.74	1.54
Without CDSC		(9.56)	(13.02)	0.74	1.54
Class I SHARES	September 17, 2007	(9.34)	(12.53)	1.34	2.05
Class R6 SHARES	November 1, 2018	(9.29)	(12.45)	1.42	2.09

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Municipal Index and the Bloomberg High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The
Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan National Municipal Income Fund
(formerly known as JPMorgan Intermediate Tax Free Bond Fund)
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(4.92)%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	(3.73)%
Net Assets as of 8/31/2022 (In Thousands)	$3,916,549
Duration as of 8/31/2022	5.4 Years
INVESTMENT OBJECTIVE**
The JPMorgan National Municipal Income Fund1 (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s longer overall duration was a leading detractor from performance. Generally, bonds of longer duration will experience a larger decrease in price relative to shorter duration bonds when interest rates rise. The Fund’s overweight allocation to bonds rated single-A and lower also detracted from performance as lower quality bonds generally underperformed higher quality bonds. The Fund’s overweight allocation to the hospitals also detracted from relative performance.
The Fund’s allocations to shorter duration bonds in the electric and leading sectors, and in bonds rated AAA, were leading contributors to relative performance. The Fund’s underweight allocation to Texas bonds also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
1 The Fund was renamed September 1, 2022, to reflect an increase in eligible securities under the strategy to an average weighted maturity (AWM) of three to twelve years from the previous AWM of three to ten years.
CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	8.9%
AA	41.6
A	30.4
BBB	10.7
BB	1.7
B	0.1
CCC	0.8
NR	5.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	7

JPMorgan National Municipal Income Fund
(formerly known as JPMorgan Intermediate Tax Free Bond Fund)
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge **		(8.72)%	(11.79)%	(0.12)%	0.85%
Without Sales Charge		(5.12)	(8.34)	0.65	1.24
CLASS C SHARES	December 31, 2003
With CDSC ***		(6.34)	(9.80)	0.11	0.74
Without CDSC		(5.34)	(8.80)	0.11	0.74
Class I SHARES	September 10, 2001	(4.92)	(8.09)	0.92	1.50
Class R6 SHARES	November 6, 2017	(4.87)	(7.99)	1.02	1.55

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund) and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	(3.86)%
Bloomberg New York Intermediate (1–17 Year) Maturities Index	(3.79)%
Net Assets as of 8/31/2022 (In Thousands)	$339,525
Duration as of 8/31/2022	4.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class A Shares underperformed the Bloomberg New York Intermediate (1-17 year) Maturities Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s allocations to the electricity and transportation sectors and its allocation to bonds rated BBB, all of which had longer durations, were leading detractors from performance. Generally, bonds of longer duration will experience a larger decrease in price compared with shorter duration bonds when interest rates rise.
The Fund’s allocations to shorter duration bonds in the local general obligation, education, water & sewer and housing sectors, and to bonds rated AAA and AA, were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	16.4%
AA	63.5
A	12.1
BBB	6.6
BB	0.1
NR	1.3

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	9

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge **		(7.45)%	(10.54)%	(0.22)%	0.74%
Without Sales Charge		(3.86)	(7.09)	0.55	1.13
CLASS C SHARES	January 31, 2003
With CDSC ***		(5.11)	(8.56)	0.04	0.66
Without CDSC		(4.11)	(7.56)	0.04	0.66
Class I SHARES	September 10, 2001	(3.72)	(6.81)	0.80	1.39
Class R6 SHARES	October 1, 2018	(3.68)	(6.73)	0.85	1.42

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg New York Intermediate (1–17 Year) Maturities Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg New York Intermediate (1–17 Year)
Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	(3.01)%
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index	(1.84)%
Net Assets as of 8/31/2022 (In Thousands)	$1,195,983
Duration as of 8/31/2022	3.5 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For six months ended August 31, 2022, the Fund underperformed the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s overall longer duration was a leading detractor from performance as interest rates rose during the period. Generally, bonds of longer duration will experience a larger decrease in price relative to shorter duration bonds when interest rates rise. The Fund’s underweight allocation to bonds rated AA and higher and its overweight allocation to bonds rated single-A and lower also detracted from performance as higher quality bonds outperformed lower quality bonds during the period. The Fund’s overweight allocations to the leasing and hospitals sectors also detracted from relative performance.
The Fund’s underweight positions in the electric and industrial development revenue/pollution control revenue sectors and in Texas bonds were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.
CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	9.2%
AA	53.4
A	27.9
BBB	8.5
BB	0.5
NR	0.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	11

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge **		(5.19)%	(8.06)%	(0.16)%	0.31%
Without Sales Charge		(3.01)	(5.94)	0.29	0.53
CLASS C SHARES	November 1, 2001
With CDSC ***		(4.34)	(7.46)	(0.24)	0.12
Without CDSC		(3.34)	(6.46)	(0.24)	0.12
Class I SHARES	June 19, 2009	(2.87)	(5.57)	0.73	1.00
Class R6 SHARES	October 1, 2018	(2.85)	(5.44)	0.77	1.02

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan Sustainable Municipal Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(5.15)%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	(3.73)%
Net Assets as of 8/31/2022 (In Thousands)	$281,928
Duration as of 8/31/2022	5.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan Sustainable Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund’s Class I Shares underperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s longer overall duration was a leading detractor from performance as interest rates rose during the periods. Generally, bonds of longer duration will experience a greater decline in price than shorter duration bonds when interest rates rise. The Fund’s overweight positions in the hospitals and leasing sectors also detracted from performance. The Fund’s overweight positions in bonds rated single-A and BBB, and its out-of-Benchmark allocation to below-investment-grade bonds, detracted from performance as lower quality bonds largely underperformed higher quality bonds.
The Fund’s shorter duration position in bonds rated AAA was a leading contributor to performance relative to the Benchmark. The Fund’s underweight positions in the industrial development revenue/pollution control revenue and transportation sectors, and the Fund’s underweight position in Texas bonds also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the period, the Fund’s duration was 5.3 years and the Benchmark’s duration was 4.7 years.
CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	15.6%
AA	33.5
A	15.9
BBB	19.7
BB	4.2
NR	11.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	13

JPMorgan Sustainable Municipal Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge **		(8.91)%	(11.93)%	(0.30)%	1.04%
Without Sales Charge		(5.33)	(8.53)	0.48	1.43
CLASS C SHARES	November 4, 1997
With CDSC ***		(6.45)	(9.93)	(0.05)	0.97
Without CDSC		(5.45)	(8.93)	(0.05)	0.97
Class I SHARES	February 9, 1993	(5.15)	(8.26)	0.73	1.69
Class R6 SHARES	November 6, 2017	(5.10)	(8.17)	0.83	1.74

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Sustainable Municipal Income Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal
Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	(8.80)%
Bloomberg U.S. Municipal Index	(5.72)%
Net Assets as of 8/31/2022 (In Thousands)	$571,861
Duration as of 8/31/2022	8.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund underperformed the Bloomberg US Municipal Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s longer overall duration was a leading detractor from performance as interest rates rose during the period. Generally, bonds of longer duration will experience a greater decline in price relative to shorter duration bonds when interest rates rise. The Fund’s overweight position in bonds rated single-A and lower and its out-of-Benchmark allocation to below-investment-grade bonds also detracted from relative performance as lower quality bonds underperformed higher quality bonds during the period. The Fund’s overweight positions in the hospitals and education sectors also detracted from relative performance.
The Fund’s underweight positions in the transportation and housing sectors, and its underweight positions in New York and Texas state bonds were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	9.1%
AA	35.5
A	27.0
BBB	19.8
BB	2.1
B	0.4
CCC	0.4
NR	5.7

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	15

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge **		(12.20)%	(15.48)%	(0.18)%	1.45%
Without Sales Charge		(8.80)	(12.17)	0.58	1.84
CLASS C SHARES	July 1, 2008
With CDSC ***		(10.07)	(13.64)	0.00	1.34
Without CDSC		(9.07)	(12.64)	0.00	1.34
Class I SHARES	February 1, 1995	(8.74)	(12.03)	0.79	2.03
Class R6 SHARES	October 1, 2018	(8.72)	(11.99)	0.83	2.06

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg U.S. Municipal Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(0.58)%
Bloomberg 1 Year Municipal Bond Index	(0.71)%
Net Assets as of 8/31/2022 (In Thousands)	$3,034,689
Duration as of 8/31/2022	0.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund outperformed the Bloomberg 1 Year Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter overall duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise. The Fund’s overweight position in bonds rates AAA and its underweight position in bonds rated AA also contributed to relative performance. The Fund’s out-of-Benchmark allocation to variable demand notes also contributed to relative performance.
The Fund’s overweight positions in the industrial development revenue/pollution control revenue and pre-refunded bond sector were leading detractors from performance relative to the Benchmark. The Fund’s underweight positions in California and Texas also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
AAA	26.1%
AA	36.7
A	26.7
BBB	6.3
BB	0.3
NR	3.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	J.P. Morgan Municipal Bond Funds	17

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
Class A SHARES **	May 31, 2016	(0.57)%	(1.52)%	0.42%	0.47%
Class I SHARES	May 31, 2016	(0.58)	(1.33)	0.62	0.67

*	Not annualized.
**
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to
Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Fund commenced operations on May 31, 2016.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg 1 Year Municipal Bond Index from May 31, 2016 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—97.6% (a)
California—97.6%
Education—4.4%
California Educational Facilities Authority, Art Centre College of Design
Series 2022A, 5.00%, 12/01/2028	210	228
Series 2022A, 5.00%, 12/01/2031	450	488
Series 2022A, 5.00%, 12/01/2032	275	295
California Educational Facilities Authority, Stanford University
Series T-5, 5.00%, 3/15/2023	1,500	1,522
Series U-2, 5.00%, 10/01/2032	1,500	1,801
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
4.00%, 6/01/2027	565	558
Series 2022A, Rev., 4.00%, 6/01/2031	1,250	1,182
University of California
Series 2014AM, Rev., 5.00%, 5/15/2028	1,500	1,567
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,229
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,619
Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,291
University of California, Limited Project, Series O, Rev., 5.00%, 5/15/2034	1,500	1,674
		14,454
General Obligation—32.4%
Allan Hancock Joint Community College District, 5.00%, 8/01/2030	1,250	1,305
Beverly Hills Unified School District, Election of 2008, Capital Appreciation, Zero Coupon, 8/01/2023	1,500	1,466
Calexico Unified School District
5.00%, 8/01/2027	115	126
5.00%, 8/01/2028	175	194
5.00%, 8/01/2031	385	439
Chaffey Joint Union High School District
Series F, Zero Coupon, 2/01/2033	230	161
Series F, Zero Coupon, 2/01/2034	545	363
City and County of San Francisco, Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,285
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series 2019A-1, GO, 5.00%, 9/01/2036	1,500	1,681
Series 2019A-1, GO, 5.00%, 9/01/2038	2,710	3,014
Coast Community College District, Election of 2002, Series 2006B, AGM, Zero Coupon, 8/01/2030	2,000	1,570
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/01/2026	2,000	2,138
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/01/2025	1,500	1,377
Series A, GO, AGC, Zero Coupon, 8/01/2029	1,000	802
Evergreen School District, Series B, GO, AGC, Zero Coupon, 8/01/2024	1,915	1,827
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2019A, GO, 5.00%, 7/01/2032	1,500	1,711
Los Gatos Union School District
GO, 4.00%, 8/01/2024	975	1,003
GO, 4.00%, 8/01/2026	1,245	1,321
Manhattan Beach Unified School District, Election of 2008, Series 2009A, GO, Zero Coupon, 9/01/2031	2,335	1,747
Marin Healthcare District, Election of 2013, Series 2017A, GO, 5.00%, 8/01/2032	965	1,059
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/01/2031	500	363
GO, Zero Coupon, 7/01/2032	880	611
Mount San Antonio Community College District, Election of 2008, Series 2013A, GO, Zero Coupon, 8/01/2023	3,205	2,078
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/01/2024	1,000	947
Napa Valley Community College District, Election of 2002, Series B, GO, NATL - RE, Zero Coupon, 8/01/2026	1,215	1,080
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/01/2027	2,000	1,726
Newport Mesa Unified School District, Election of 2005, Series 2007, GO, NATL - RE, Zero Coupon, 8/01/2030	4,500	3,571
Palo Alto Unified School District, Election of 2008
GO, Zero Coupon, 8/01/2025	1,015	937
GO, Zero Coupon, 8/01/2026	1,790	1,604
GO, Zero Coupon, 8/01/2027	2,360	2,051
San Diego Community College District, Election of 2002, GO, Zero Coupon, 8/01/2035	1,500	937
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/01/2024	2,010	2,123
Series F-1, GO, AGM, 5.25%, 7/01/2028	2,500	2,885
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 5.00%, 8/01/2032	2,000	2,149
Series 2019F-1, GO, 5.00%, 8/01/2035	3,000	3,371
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	19

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
San Francisco City and County Airport Commission, San Francisco International Airport, GO, 5.00%, 6/15/2031	2,000	2,309
San Jose Unified School District, Election of 2002
Series C, GO, NATL - RE, Zero Coupon, 8/01/2025	2,000	1,839
Series C, GO, NATL - RE, Zero Coupon, 8/01/2029	1,500	1,204
Series C, GO, NATL - RE, Zero Coupon, 6/01/2031	3,035	2,247
San Juan Unified School District, GO, AGM, Zero Coupon, 8/01/2024	1,750	1,663
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL - RE, Zero Coupon, 9/01/2027	1,130	991
San Mateo County Community College District, Election of 2005
Series B, GO, NATL - RE, Zero Coupon, 9/01/2026	2,000	1,805
Series A, GO, NATL - RE, Zero Coupon, 9/01/2029	2,000	1,640
Series B, GO, NATL - RE, Zero Coupon, 9/01/2034	1,000	661
San Mateo County Community College District, Election of 2014, Series B, GO, 5.00%, 9/01/2033	1,000	1,116
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/01/2029	2,000	1,591
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/01/2027	1,000	867
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series C, GO, Zero Coupon, 9/01/2028	1,800	1,481
State of California, 4.00%, 10/01/2035	2,520	2,640
State of California, School Facilities, 4.00%, 9/01/2032	2,000	2,088
State of California, Various Purpose
5.00%, 8/01/2026	1,320	1,448
5.00%, 8/01/2027	2,000	2,238
5.00%, 11/01/2027	3,000	3,373
4.00%, 3/01/2029	1,000	1,088
5.00%, 11/01/2029	2,000	2,321
5.00%, 12/01/2029	2,000	2,067
5.00%, 8/01/2030	2,000	2,228
5.00%, 8/01/2031	1,500	1,587
5.00%, 8/01/2032	1,500	1,664
5.00%, 10/01/2032	3,000	3,149
5.00%, 8/01/2033	1,000	1,086
4.00%, 11/01/2034	1,000	1,050
5.00%, 4/01/2036	1,000	1,114
5.00%, 8/01/2036	2,650	2,936
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
5.00%, 8/01/2037	1,430	1,577
Upland Unified School District, Election of 2008, Series 2008A, GO, AGM, Zero Coupon, 8/01/2030	1,500	1,146
		106,236
Hospital—6.5%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series 2014A, 5.00%, 8/01/2031	1,000	1,019
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, 5.00%, 3/01/2026	1,400	1,411
Series 2016A, 4.00%, 3/01/2029	2,165	2,217
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
5.00%, 11/15/2030	250	269
5.00%, 11/15/2032	400	429
Series 2016A, 5.00%, 8/15/2033	3,500	3,768
Series 2016B, 5.00%, 8/15/2035	1,500	1,609
California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-1-G, 5.00%, 11/01/2027	1,995	2,243
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, 5.00%, 8/15/2027	580	604
Series 2014A, 5.00%, 8/15/2028	850	884
Series 2014A, 5.00%, 8/15/2030	655	679
Series A, 5.00%, 8/15/2030	1,000	1,076
California Health Facilities Financing Authority, Stanford Health Clinic, Series 2017A, 5.00%, 11/15/2034	1,200	1,323
California Health Facilities Financing Authority, Sutter Health
Series 2018A, 5.00%, 11/15/2025	500	535
Series 2017A, 5.00%, 11/15/2034	1,500	1,617
California Municipal Finance Authority, Community Health System
Series 2021A, 5.00%, 2/01/2032	500	558
Series 2021A, 5.00%, 2/01/2033	1,000	1,104
		21,345
Housing—0.6%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, 5.00%, 12/31/2028	1,750	1,865
Industrial Development Revenue/Pollution Control Revenue—0.4%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series 2015B-1, 3.00%, 11/01/2025	1,500	1,482
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue—9.1%
California Community Choice Financing Authority, Green Bond
Series A-1, 4.00%, 8/01/2025	500	509
Series A-1, 4.00%, 8/01/2026	1,000	1,022
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, 5.00%, 6/01/2031	1,110	1,217
California State Public Works Board, State Office Buildings, Series F, 5.00%, 5/01/2030	1,000	1,065
California State Public Works Board, Various Capital Projects
Series F, 5.00%, 5/01/2028	1,500	1,599
Series B, 5.00%, 5/01/2030	2,435	2,831
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project, 4.00%, 11/01/2029	140	150
City of Long Beach, Harbor, Series A, Rev., 5.00%, 5/15/2039	1,425	1,580
City of San Bernardino, Single Family Mortgage, Series A, Rev., GNMA COLL, 7.50%, 5/01/2023(b)	100	102
Contra Costa Transportation Authority, Sales Tax, Series A, 5.00%, 3/01/2032	2,000	2,112
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments, 5.00%, 9/01/2037	500	475
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/01/2024(b)	2,500	2,617
Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax, Series 2020-A, Rev., 4.00%, 6/01/2035	1,500	1,559
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax, Series 2019-B, Rev., 5.00%, 7/01/2035	2,000	2,229
Los Angeles County Public Works Financing Authority, Series G, Rev., 5.00%, 12/01/2037	1,500	1,727
Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease
Rev., 5.00%, 9/01/2030	500	537
Rev., 5.00%, 9/01/2031	270	288
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/01/2030	1,000	774
Riverside Public Financing Authority, Main Library Project, Series 2019A, Rev., 5.00%, 11/01/2034‡	450	498
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,531
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL - RE, 6.25%, 7/01/2024(b)	330	347
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL - RE, 6.25%, 7/01/2024	332	349
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/01/2028	1,600	1,812
Series 2019A, Rev., 5.00%, 5/01/2029	1,625	1,867
		29,797
Prerefunded—8.0%
California Health Facilities Financing Authority, St. Joseph Health System, Series 2013A, 5.00%, 7/01/2028(b)	1,000	1,022
California Health Facilities Financing Authority, Sutter Health
Series 2016A, 5.00%, 11/15/2031 (b)	1,500	1,621
Series 2016A, 5.00%, 11/15/2032 (b)	1,150	1,243
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series 2014A, 5.00%, 10/01/2028(b)	1,000	1,029
Campbell Union High School District, 5.00%, 8/01/2027(b)	1,700	1,786
Campbell Union High School District, Election of 2016
Series B, 5.00%, 8/01/2033 (b)	370	407
Series B, 5.00%, 8/01/2035 (b)	2,000	2,202
Cupertino Union School District, 2013 Crossover, Series 2013A, GO, 5.00%, 8/01/2023(b)	1,000	1,025
Eastern Municipal Water District Financing Authority, Water and Wastewater System, Series 2016B, Rev., 5.00%, 7/01/2026(b)	115	125
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/01/2024(b)	1,500	1,576
San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.00%, 7/01/2023 (b)	1,900	1,940
San Jose Unified School District
GO, 5.00%, 8/01/2023 (b)	1,750	1,793
, Series C, GO, 5.00%, 8/01/2024 (b)	2,460	2,586
San Juan Unified School District, Election of 2002, GO, 5.00%, 8/01/2023(b)	1,000	1,025
San Mateo Union High School District, Election of 2006
Series 2013A, GO, 5.00%, 9/01/2023 (b)	1,005	1,032
Series A, GO, 5.00%, 9/01/2023 (b)	1,030	1,057
Silicon Valley Clean Water, Wastewater, Rev., 5.00%, 2/01/2024(b)	790	820
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	21

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Prerefunded — continued
Sonoma County Junior College District, GO, 5.00%, 8/01/2023(b)	1,000	1,025
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, 5.00%, 12/01/2032(b)	2,600	2,886
		26,200
Transportation—14.3%
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	261
Series 2014B, Rev., 5.00%, 5/15/2026	250	260
Series B, Rev., 5.00%, 5/15/2027	225	234
Series 2017A, Rev., AMT, 5.00%, 5/15/2028	250	273
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,134
Series 2017A, Rev., AMT, 5.00%, 5/15/2033	500	540
Series 2019A, Rev., 5.00%, 5/15/2036	750	839
City of Los Angeles Department of Airports
Series 2022C, Rev., AMT, 5.00%, 5/15/2031	500	553
Series 2022C, Rev., AMT, 5.00%, 5/15/2032	500	554
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,171
Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,318
Series D, Rev., AMT, 5.00%, 5/15/2030	2,000	2,098
Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,123
Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,101
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,593
Series C, Rev., 5.00%, 5/15/2031	1,250	1,326
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,333
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien
Series 1995A, Rev., Zero Coupon, 1/01/2026 (b)	1,795	1,650
Series 1995A, Rev., Zero Coupon, 1/01/2028 (b)	1,015	883
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/01/2032	2,000	2,188
Port of Los Angeles
Series 2014A, Rev., AMT, 5.00%, 8/01/2027	1,625	1,693
Series 2014B, Rev., 5.00%, 8/01/2030	900	942
Port of Los Angeles, Harbor Department, Series 2014A, Rev., AMT, 5.00%, 8/01/2031	1,500	1,560
Port of Los Angeles, Harbor Department, Private Activity, Series 2019A, Rev., AMT, 5.00%, 8/01/2025	1,000	1,063
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
Riverside County Transportation Commission, Senior Lien, Series 2021B-1, Rev., 4.00%, 6/01/2037	1,250	1,212
San Diego Association of Governments, Mid-Coast Corridor Transit Project, Series A, Rev., 5.00%, 11/15/2025	1,500	1,580
San Diego County Regional Airport Authority, Subordinate Airport
Series 2021B, Rev., AMT, 5.00%, 7/01/2031	2,000	2,206
Series 2021B, Rev., AMT, 5.00%, 7/01/2033	2,000	2,179
Series B, Rev., AMT, 5.00%, 7/01/2034	755	792
Series A, Rev., 5.00%, 7/01/2035	1,000	1,073
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/01/2025	2,000	2,102
Series H, Rev., AMT, 5.00%, 5/01/2027	1,400	1,512
Series 2019A, Rev., AMT, 5.00%, 5/01/2034	2,000	2,131
Series 2019A, Rev., AMT, 5.00%, 5/01/2035	1,000	1,062
Series 2020A, Rev., AMT, 5.00%, 5/01/2037	545	580
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC, Series 2019A, Rev., AMT, 5.00%, 1/01/2025	1,790	1,869
		46,988
Utility—6.6%
California Community Choice Financing Authority, Clean Energy Project, Series 2021B-1, 4.00%, 2/01/2052(c)	2,070	2,088
Los Angeles Department of Water and Power, Power System
Series C, Rev., 5.00%, 7/01/2027	1,500	1,570
Series D, Rev., 5.00%, 7/01/2032	2,480	2,799
Series 2019A, Rev., 5.00%, 7/01/2036	1,825	2,036
Series C, Rev., 5.00%, 7/01/2036	2,715	3,051
Series C, Rev., 5.00%, 7/01/2037	2,500	2,794
Series C, Rev., 5.00%, 7/01/2038	1,250	1,419
Northern California Power Agency, Hydroelectric Project
Series 2022A, Rev., 5.00%, 7/01/2028	1,500	1,708
Series 2022A, Rev., 5.00%, 7/01/2032	1,250	1,501
Santa Paula Utility Authority, Rev., AGM, 5.00%, 2/01/2028	1,620	1,803
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/01/2030	1,000	1,040
		21,809
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer—15.3%
Alameda County Water District Financing Authority, California Water System, 5.00%, 6/01/2033	1,565	1,848
City of Bakersfield, Wastewater, Series 2015A, 5.00%, 9/15/2031	2,000	2,140
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/01/2028	1,825	1,955
Series 2022C, Rev., 5.00%, 6/01/2032	2,000	2,375
Series B, Rev., 5.00%, 6/01/2033	1,500	1,596
Series 2018A, Rev., 5.00%, 6/01/2034	1,000	1,112
Series 2018A, Rev., 5.00%, 6/01/2035	1,500	1,659
City of San Francisco, Public Utilities Commission Water, Series D, Rev., 5.00%, 11/01/2034	2,710	3,004
City of Santa Rosa, Wastewater, Series B, Rev., AGM - CR, AMBAC, Zero Coupon, 9/01/2023	1,500	1,464
East Bay Municipal Utility District, Water System
Series B-1, Rev., 5.00%, 6/01/2034	1,500	1,774
Series 2019A, Rev., 5.00%, 6/01/2038	1,595	1,784
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2016B, Rev., 5.00%, 7/01/2033	2,885	3,118
Series 2020A, Rev., 5.00%, 7/01/2034	1,250	1,429
Series 2020A, Rev., 5.00%, 7/01/2036	1,850	2,091
Los Angeles Department of Water and Power, Power System, Series 2018D, Rev., 5.00%, 7/01/2031	1,100	1,246
Metropolitan Water District of Southern California, Series B, Rev., 5.00%, 7/01/2039	1,250	1,450
Metropolitan Water District of Southern California, Waterworks
Series A, Rev., 5.00%, 10/01/2029	1,250	1,457
Series 2019A, Rev., 5.00%, 7/01/2038	2,500	2,781
Novato Sanitary District, Wastewater, Rev., 5.00%, 2/01/2026	1,530	1,662
San Francisco City and County Airport Commission, San Francisco International Airport, Series 2018B, Rev., 5.00%, 10/01/2036	1,675	1,846
Santa Clara Valley Water District, Water System, Series 2016A, Rev., 5.00%, 6/01/2030	1,600	1,729
Southern California Water Replenishment District
Rev., 5.00%, 8/01/2030	1,050	1,125
Rev., 5.00%, 8/01/2031	1,420	1,514
Rev., 5.00%, 8/01/2032	2,410	2,564
State of California Department of Water Resources, Central Valley Project, Water System
Series 2019BA, 5.00%, 12/01/2024	1,500	1,590
Series 2019BA, 5.00%, 12/01/2026	1,500	1,664
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
Series 2019BA, 5.00%, 12/01/2033	1,500	1,698
Western Municipal Water District Facilities Authority, Tax-Exempt, Series 2020A, Rev., 5.00%, 10/01/2029	325	378
		50,053
Total California		320,229
Total Municipal Bonds (Cost $329,560)		320,229
	Shares (000)
Short-Term Investments—1.8%
Investment Companies—1.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (d) (e)(Cost $5,813)	5,811	5,813
Total Investments—99.4% (Cost $335,373)		326,042
Assets in Excess of Other Liabilities—0.6%		2,051
Net Assets—100.0%		328,093

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2022.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	23

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(68)	12/20/2022	USD	(7,931)	84

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 99.8% (a)
Alaska — 0.5%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, 4.00%, 10/1/2036	2,000	1,962
Arizona — 6.2%
Arizona Industrial Development Authority, Academics of Math & Science Projects
4.00%, 7/1/2029	400	390
5.00%, 7/1/2039	1,000	1,006
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, 4.00%, 12/15/2051	350	284
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, 4.00%, 7/15/2030	480	462
Series 2020A, 4.00%, 7/15/2040	800	703
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, 4.00%, 7/15/2041	130	112
Series 2021A, 4.00%, 7/15/2051	250	200
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series A, 4.25%, 11/1/2052	800	746
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, 3.55%, 7/15/2029	1,155	1,087
Series 2019A, 5.00%, 7/15/2039	1,325	1,329
Series 2019A, 5.00%, 7/15/2049	1,675	1,643
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, 5.00%, 1/1/2029	1,500	1,294
Series 2019A, 5.00%, 1/1/2037	1,000	762
Series 2019A, 5.00%, 1/1/2038	1,000	753
Series 2019A, 4.25%, 1/1/2039	1,000	677
Series 2019A, 4.50%, 1/1/2049	2,000	1,270
Arizona Industrial Development Authority, KIPP Nashville Project Series A, 5.00%, 7/1/2047	700	706
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, 5.00%, 7/15/2040	415	416
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029	250	247
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project 5.00%, 7/15/2040	2,515	2,540
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, 5.00%, 7/15/2028	865	892
Series 2018A, 5.75%, 7/15/2038	1,000	1,056
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	46
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	424
Series 2018A, Rev., 5.00%, 7/1/2038	300	278
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	361
Series 2018A, Rev., 5.00%, 7/1/2033	150	154
Series 2018A, Rev., 5.00%, 7/1/2037	200	203
La Paz County Industrial Development Authority, Harmony Public School Project
Series 2018A, Rev., 5.00%, 2/15/2028	200	207
Series 2018A, Rev., 5.00%, 2/15/2038	405	409
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project
Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	303
Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	617
Series 2021A, Rev., 4.00%, 7/1/2041 (b)	165	140
Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	753
Series 2021A, Rev., 4.00%, 7/1/2051 (b)	540	426
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (b)	150	153
Rev., 5.13%, 10/1/2030 (b)	210	219
Total Arizona		23,268
California — 4.7%
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
5.00%, 5/1/2037	750	756
5.00%, 5/1/2038	400	402
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, 4.00%, 8/1/2046	500	397
California Community Housing Agency, Glendale Properties Series 2021A-2, 4.00%, 8/1/2047	1,500	1,153
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	25

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, 5.00%, 12/1/2036	175	181
Series 2021A, 5.00%, 12/1/2046	1,000	1,011
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, 5.00%, 7/1/2047	200	204
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, 4.00%, 10/1/2029	410	393
Series 2019A, 5.00%, 10/1/2039	900	879
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, AGM, 3.25%, 12/31/2032	245	226
Series 2018A, AGM, 3.50%, 12/31/2035	240	219
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, 3.13%, 11/1/2040 (c)	250	249
California Public Finance Authority, Enso Village Project
Series 2021A, Rev., 5.00%, 11/15/2046	200	185
Series 2021A, 5.00%, 11/15/2051	500	454
Series 2021A, 5.00%, 11/15/2056	500	447
California Public Finance Authority, Henry Mayo Newhall Hospital 5.00%, 10/15/2029	200	212
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, 4.25%, 6/15/2029	720	702
Series 2019A, 5.00%, 6/15/2039	785	773
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, AGM, Zero Coupon, 8/1/2030	200	155
California School Finance Authority, Kipp Projects School Facility Series 2015A, 5.00%, 7/1/2035	100	102
CMFA Special Finance Agency VIII Junior, Elan Hunting Beach Series 2021A-2, 4.00%, 8/1/2047	1,000	772
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041	1,900	1,643
CSCDA Community Improvement Authority, Essential Housing, Mezzanine Lien Series 2021B, 4.00%, 2/1/2057	1,500	1,098
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, 4.00%, 9/1/2056	2,115	1,727
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047	500	390
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim 4.00%, 8/1/2056	1,500	1,225
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments 5.00%, 9/1/2037	225	214
Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	90
Orange County Community Facilities District No. 2021-1, Rienda Series A, 5.00%, 8/15/2042 (d)	600	624
Palomar Health Rev., 5.00%, 11/1/2039	500	514
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (e)	160	195
San Mateo Union High School District, Election of 2006 Series 2012A, GO, Zero Coupon, 9/1/2022	100	73
Total California		17,665
Colorado — 13.6%
Aviation Station North Metropolitan District No. 2, Limited Tax Series 2019A, 5.00%, 12/1/2039	750	724
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, 5.00%, 12/1/2038	500	497
Series 2018B, 7.25%, 12/15/2047	500	489
Broadway Park North Metropolitan District No. 2, Limited Tax
5.00%, 12/1/2040	550	544
5.00%, 12/1/2049	650	627
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,041
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, 4.00%, 12/1/2030	1,065	975
Series 2020A-1, 5.00%, 12/1/2047	2,000	1,825
Series 2020A-2, 5.00%, 12/1/2050	2,000	1,784
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project 4.00%, 5/1/2051	175	141
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
5.00%, 12/1/2040	555	513
5.00%, 12/1/2050	735	645
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, 5.00%, 12/1/2032	500	541
Series 2018A, 5.00%, 12/1/2033	500	538
Series 2018A, 4.00%, 12/1/2048	500	470
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project 5.00%, 2/1/2051	750	669
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017A, 5.25%, 5/15/2028	1,000	1,029
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, 4.00%, 9/1/2050	675	587
Copper Ridge Metropolitan District, Tax Increment and Sales Tax 4.00%, 12/1/2029	1,000	940
Copperleaf Metropolitan District No. 4, Limited Tax
Series 2020A, 5.00%, 12/1/2039	775	768
Series 2020A, 5.00%, 12/1/2049	1,000	953
Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, 5.00%, 12/1/2049	900	863
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	951
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,164
DIATC Metropolitan District, Limited Tax and Improvement
GO, 3.25%, 12/1/2029 (b)	590	534
GO, 5.00%, 12/1/2039 (b)	1,240	1,232
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032 (d)	515	515
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	254
Lanterns Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	1,375	1,362
Mirabelle Metropolitan District No. 2
Series 2020A, GO, 5.00%, 12/1/2039	700	681
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,161
Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	1,964
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	965
Rev., 5.00%, 12/1/2039	2,500	2,505
Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051 (b)	600	542
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	50	51
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	715
Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	185
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	378
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250	1,112
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series A, GO, 5.75%, 12/1/2052 (b)	500	481
STC Metropolitan District No. 2, Limited Tax Improvement
Series 2019A, GO, 3.00%, 12/1/2025	555	528
Series 2019A, GO, 4.00%, 12/1/2029	1,000	956
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,663
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500	449
Series 2020A, Rev., 3.75%, 12/1/2040	500	416
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825	724
Series 2022A-1, GO, 4.75%, 12/1/2051	760	613
Thompson Crossing Metropolitan District No. 4, Unlimited Tax
GO, 5.00%, 12/1/2039	1,400	1,403
GO, 5.00%, 12/1/2049	1,500	1,442
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series 2019A, GO, 4.38%, 12/1/2030	620	594
Series 2019A, GO, 5.00%, 12/1/2039	1,000	984
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 4.13%, 12/1/2031	500	473
Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	950
Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	1,800
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	525	528
GO, 5.00%, 12/1/2041	1,125	1,113
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	631
Willow Bend Metropolitan District, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	600	586
Windler Public Improvement Authority, Limited Tax Series 2021 A-1, Rev., 4.00%, 12/1/2036	1,865	1,588
Total Colorado		51,356
Connecticut — 0.5%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, 5.00%, 10/1/2029	400	414
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	27

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, 5.00%, 1/1/2030	250	258
Series 2020A, 5.00%, 1/1/2045	500	502
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, 5.00%, 7/1/2034	225	232
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project Rev., 4.00%, 4/1/2051 (b)	700	592
Total Connecticut		1,998
Delaware — 0.3%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	725
Delaware State Economic Development Authority, Aspria of Delaware Charter Operations inc. Projects Series 2022A, Rev., 4.00%, 6/1/2042	250	222
Total Delaware		947
District of Columbia — 1.0%
District of Columbia, International School Rev., 5.00%, 7/1/2039	650	656
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2037	500	520
Rev., 4.00%, 7/1/2039	200	188
District of Columbia, Latin American Montessori Bilingual Public Charter School
Rev., 4.00%, 6/1/2030	1,000	990
Rev., 5.00%, 6/1/2040	1,000	1,013
District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051 (b)	400	402
Total District of Columbia		3,769
Florida — 7.8%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, 5.00%, 12/15/2029	405	417
Series A, 5.00%, 12/15/2039	1,775	1,795
Capital Trust Agency, Inc., Franklin Academy Project
4.00%, 12/15/2025	300	300
5.00%, 12/15/2026	300	310
5.00%, 12/15/2027	330	339
5.00%, 12/15/2028	345	354
5.00%, 12/15/2029	365	373
5.00%, 12/15/2030	510	519
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Capital Trust Agency, Inc., Imagine School at Land O'Lakes Project
Series 2020A, 3.00%, 12/15/2029	420	382
Series 2020A, 5.00%, 12/15/2039	640	640
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045	1,625	1,393
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project
Series 2020A, 4.00%, 8/1/2030	200	200
Series 2020A, 5.00%, 8/1/2040	300	307
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031	200	181
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, 4.00%, 10/1/2041	400	324
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 4.00%, 7/1/2038	190	184
Series 2020B, Rev., 4.00%, 7/1/2039	250	241
County of Lake, Imagine South Lake Charter School Project
Series A, Rev., 5.00%, 1/15/2029 (b)	500	516
Series A, Rev., 5.00%, 1/15/2039 (b)	550	547
Series A, Rev., 5.00%, 1/15/2049 (b)	825	793
County of Palm Beach, Palm Beach Atlantic University
Rev., 5.00%, 4/1/2029 (b)	400	401
Rev., 5.00%, 4/1/2039 (b)	900	866
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	225
Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	521
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Rev., 4.00%, 7/1/2045	600	503
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	192
Series 2022B, Rev., 5.00%, 7/1/2051 (d)	325	295
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project
Series 2020A, Rev., 4.00%, 6/1/2030	500	471
Series 2020A, Rev., 5.00%, 6/1/2040	830	790
Florida Development Finance Corp., IDEA Florida, Inc. Series 2022, Rev., 5.25%, 6/15/2029 (b)	650	647
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029 (b)	260	259
Series A, Rev., 5.00%, 12/15/2034 (b)	525	537
Series A, Rev., 5.00%, 12/15/2039 (b)	305	309
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	590	605
Florida Development Finance Corp., Pepin Academics of Pasco County, Inc. Project Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,388
Florida Development Finance Corporation, Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2042 (b)	400	394
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2034	385	400
Rev., 5.00%, 3/1/2036	1,230	1,272
Rev., 5.00%, 3/1/2037	1,130	1,165
Rev., 5.00%, 3/1/2044	2,000	2,034
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	740
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	560
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	232
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series A, Rev., 5.00%, 11/1/2052	1,000	998
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	905	910
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,088
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051 (b)	830	667
Total Florida		29,584
Georgia — 0.7%
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	427
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	474
Series 2021B, Rev., 5.00%, 1/1/2054 (b)	855	728
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2052	500	475
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	353
Total Georgia		2,457
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Idaho — 0.1%
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series 2018A, Rev., 4.63%, 7/1/2029 (b)	165	170
Illinois — 2.4%
Chicago O'Hare International Airport, Transportation Infrastructure Properties LLC, Obligated Group 5.00%, 7/1/2038	500	513
City of Chicago, Waterworks, Second Lien AMBAC, BHAC - CR, 5.75%, 11/1/2030	150	167
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	978
Illinois Finance Authority, Clark-Lindsey Village Series A, Rev., 5.25%, 6/1/2037	175	173
Illinois Finance Authority, Lake Forest College
Series A, Rev., 5.50%, 10/1/2039	400	406
Series A, Rev., 5.50%, 10/1/2042	1,200	1,207
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	422
Illinois Finance Authority, University of Illinois at Urbana-Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	331
Series 2019A, Rev., 5.00%, 10/1/2037	400	439
Series 2019A, Rev., 5.00%, 10/1/2039	350	382
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,081
Metropolitan Water Reclamation District of Greater Chicago Series C, 5.25%, 12/1/2027	50	56
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2024	250	266
Southern Illinois University, Housing and Auxiliary Facilities System Series 2021A, Rev., 4.00%, 4/1/2040	270	249
State of Illinois GO, 4.13%, 3/1/2028	170	170
Upper Illinois River Valley Development Authority, Morris Hospital
Rev., 5.00%, 12/1/2028	1,050	1,139
Rev., 5.00%, 12/1/2029	875	942
Rev., 5.00%, 12/1/2033	250	263
Rev., 5.00%, 12/1/2034	20	21
Total Illinois		9,205
Indiana — 2.8%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2036	870	872
Series B, Rev., 4.00%, 7/1/2037	905	900
Series B, Rev., 4.00%, 7/1/2038	940	929
Series B, Rev., 4.00%, 7/1/2039	750	737
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	29

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series B, Rev., 4.00%, 7/1/2040	500	489
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000	784
City of Valparaiso Rev., 5.38%, 12/1/2041 (b)	1,550	1,228
Indiana Finance Authority, DePauw University Project Series A, Rev., 5.00%, 7/1/2032	500	549
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	105	102
Series 2020A, Rev., 5.00%, 7/1/2040	170	171
Series 2020A, Rev., 5.00%, 7/1/2055	455	443
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	235	231
Series 2019A, Rev., 4.00%, 11/1/2037	330	321
Series 2019A, Rev., 4.00%, 11/1/2038	340	327
Series 2019A, Rev., 4.00%, 11/1/2039	360	339
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	973
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250	1,039
Total Indiana		10,434
Iowa — 0.5%
Iowa Finance Authority, Northcrest Inc., Project
Series 2018A, Rev., 5.00%, 3/1/2028	695	701
Series 2018A, Rev., 5.00%, 3/1/2038	250	244
Iowa Finance Authority, PHS Council Bluffs, Inc., Project
Rev., 3.95%, 8/1/2023	50	50
Rev., 4.45%, 8/1/2028	250	237
Rev., 5.00%, 8/1/2033	485	456
Rev., 5.00%, 8/1/2038	370	328
Total Iowa		2,016
Kansas — 0.6%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	500	509
Series 2018A, Rev., 5.00%, 5/15/2039	850	856
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	482
Series I, Rev., 5.00%, 5/15/2038	500	472
Total Kansas		2,319
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — 0.8%
City of Ashland, Kings Daughters Medical Center
Series 2016A, 4.00%, 2/1/2036	1,000	935
Series 2016A, 5.00%, 2/1/2040	500	511
City of Hermiston Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (b)	400	395
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, 3.70%, 8/1/2027	1,290	1,293
Total Kentucky		3,134
Louisiana — 1.6%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (b)	1,145	1,019
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2041 (b)	440	381
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700	586
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	604
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (b)	290	274
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030 (b)	525	520
Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,333
Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	1,011
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	255
Total Louisiana		5,983
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series 2013A, Rev., 5.00%, 7/1/2023 (e)	25	26
Maryland — 1.4%
County of Frederick, Educational Facilities, Mount St. Mary's University Series 2017A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,515
Maryland Economic Development Corp., Bowie State University Project
Rev., 4.00%, 7/1/2040	300	276
Rev., 4.00%, 7/1/2050	1,500	1,304
Maryland Economic Development Corp., Port Covington Project
4.00%, 9/1/2040	875	792
Rev., 4.00%, 9/1/2050	555	471
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	143
Rev., 4.00%, 7/1/2040	215	203
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	250	218
Rev., 4.00%, 6/1/2051	500	425
Total Maryland		5,347
Massachusetts — 2.3%
Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL - RE, 5.50%, 7/1/2028	300	349
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	521
Rev., 5.00%, 1/1/2038	405	421
Rev., 5.00%, 1/1/2043	500	516
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	508
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	2,027
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	933
Rev., 4.00%, 10/1/2039	500	481
Rev., 5.00%, 10/1/2039	250	260
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2036	450	474
Rev., 5.00%, 7/1/2037	605	635
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,002
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	517
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	121
Total Massachusetts		8,765
Michigan — 3.6%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	210	226
GO, 5.00%, 4/1/2035	500	516
GO, 5.00%, 4/1/2036	500	515
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
GO, 5.00%, 4/1/2037	500	514
Series 2021A, GO, 4.00%, 4/1/2041	500	441
Series 2021A, GO, 4.00%, 4/1/2042	400	350
Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,639
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2037	1,230	1,182
Rev., 5.00%, 5/15/2055	3,000	2,666
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	494
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	370	321
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	795
Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,407
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	670	657
Rev., 5.00%, 5/15/2044	1,000	955
Total Michigan		13,678
Minnesota — 1.0%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2038	750	723
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	101
Rev., 5.00%, 8/1/2033	200	203
Rev., 5.00%, 8/1/2035	200	202
Rev., 3.75%, 8/1/2036	250	224
Rev., 3.75%, 8/1/2037	500	443
Rev., 4.00%, 8/1/2038	350	317
Rev., 4.00%, 8/1/2039	250	224
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	227
Rev., 4.00%, 12/1/2040	200	179
Rev., 4.00%, 12/1/2050	250	210
Series 2021A, Rev., 4.00%, 7/1/2051	660	523
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
Total Minnesota		3,601
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	31

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 0.7%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., 5.25%, 1/1/2030	160	184
Series 2010A, Rev., 5.25%, 1/1/2034	100	116
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,224
Series A, Rev., 4.00%, 1/1/2040	1,000	978
Total Mississippi		2,502
Missouri — 2.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project AGM, 5.25%, 7/1/2025	400	429
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	574
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,048
Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,549
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,027
Industrial Development Authority of the City of St. Louis Missouri, Innovation District Series 2022, Rev., 5.00%, 5/15/2041	575	582
Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project
Rev., 3.50%, 11/1/2040	685	600
Rev., 4.25%, 11/1/2050	1,250	1,053
Plaza at Noah's Ark Community Improvement District
Rev., 3.00%, 5/1/2024	200	196
Rev., 3.00%, 5/1/2025	225	218
Rev., 3.00%, 5/1/2026	275	263
Rev., 3.13%, 5/1/2035	500	425
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	631
Total Missouri		9,595
Montana — 0.3%
Cascade County Elementary School District No. 1 Great Falls, School Building 3.63%, 7/1/2038	335	324
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Montana — continued
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (b)	1,000	904
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	35	35
Total Montana		1,263
Nevada — 0.5%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
3.50%, 6/1/2030	200	187
3.50%, 6/1/2031	160	147
3.75%, 6/1/2032	260	244
4.00%, 6/1/2033	185	178
4.00%, 6/1/2034	185	176
4.00%, 6/1/2035	185	175
4.00%, 6/1/2040	450	411
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (b)	90	87
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, 5.00%, 7/1/2033	200	222
Total Nevada		1,827
New Hampshire — 0.3%
City of Manchester, School Facilities Rev., NATL - RE, 5.50%, 6/1/2027	100	112
New Hampshire Business Finance Authority, The Vista Project
Series 2019A, Rev., 5.25%, 7/1/2039 (b)	200	187
Series 2019A, Rev., 5.63%, 7/1/2046 (b)	1,000	952
Total New Hampshire		1,251
New Jersey — 1.8%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, AGM, 4.00%, 7/1/2053	125	116
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,686
New Jersey Economic Development Authority, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	213
Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	562
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	992
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (b)	3,000	2,429
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	255	256
Series 2018A, Rev., AMT, 4.00%, 12/1/2033	320	321
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	185	186
Series 2018A, Rev., AMT, 4.00%, 12/1/2035	125	126
Total New Jersey		6,887
New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	350
Series A, Rev., 5.00%, 7/1/2034	375	362
Series A, Rev., 5.00%, 7/1/2039	1,225	1,153
Total New Mexico		1,865
New York — 4.3%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
4.00%, 11/1/2035	510	506
4.00%, 11/1/2040	1,035	995
Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, 4.88%, 5/1/2031	500	518
Series 2018A, 5.13%, 5/1/2038	250	256
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, 4.00%, 6/15/2051	170	139
Series 2021A, Rev., 4.00%, 6/15/2056	225	179
Build NYC Resource Corp., Richmond Preparatory Charter School Project Series 2021A, 5.00%, 6/1/2041	550	552
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	844
Metropolitan Transportation Authority Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	504
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	636
Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	529
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	688
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	3,250	3,359
Rev., AMT, 5.00%, 1/1/2028	500	526
Rev., AMT, 4.00%, 10/1/2030	1,000	984
Rev., AMT, 4.00%, 1/1/2036	500	472
Rev., AMT, 5.00%, 1/1/2036	375	385
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	312
Rev., 5.00%, 1/1/2038	200	208
Rev., 5.00%, 1/1/2043	500	515
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	794
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (b)	850	740
Rev., 5.38%, 11/1/2054 (b)	750	644
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	383
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	192
Series 2019A, Rev., 5.00%, 10/15/2039	315	312
Total New York		16,172
North Carolina — 0.1%
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	348
Ohio — 2.8%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
5.00%, 12/1/2033	1,000	1,031
5.25%, 12/1/2038	500	517
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	500	506
County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	33

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	245
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	125	99
Series 2021A, Rev., 4.00%, 12/1/2045	120	110
Ohio Higher Educational Facility Commission, Cleveland Institute of Music (The) Rev., 5.38%, 12/1/2052	1,500	1,537
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	518
Rev., 5.00%, 12/1/2033	270	274
Rev., 5.00%, 12/1/2038	685	687
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,021
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2033 (d)	2,500	2,906
Total Ohio		10,501
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	939
Oregon — 1.4%
Clackamas County Hospital Facility Authority, Mary's Woods at Marylhurst Project
Series 2018A, 5.00%, 5/15/2038	220	207
Series 2018A, 5.00%, 5/15/2043	310	284
Linn County Community School District No. 9 Lebanon GO, NATL - RE, 5.50%, 6/15/2030	20	23
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2035	135	143
Series 2020A, Rev., 5.00%, 10/1/2040	585	611
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2038	1,000	1,025
Rev., 4.00%, 5/15/2047	100	84
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2036	1,430	1,493
Series 2022, Rev., 5.00%, 7/1/2037	1,505	1,566
Total Oregon		5,436
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — 7.8%
Aliquippa School District, Limited Tax
3.75%, 12/1/2033	2,000	2,033
3.88%, 12/1/2037	1,250	1,250
Allegheny County Higher Education Building Authority, Chatham University 5.00%, 9/1/2032	475	481
Allentown City School District, Limited Tax
Series C, 4.00%, 2/1/2034	1,580	1,618
Series C, 4.00%, 2/1/2035	1,000	1,014
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
5.00%, 5/1/2033	250	258
5.00%, 5/1/2042	250	255
Berks County Industrial Development Authority, The Highlands at Wyomissing
5.00%, 5/15/2033	500	516
Series 2017A, 5.00%, 5/15/2037	250	256
5.00%, 5/15/2038	500	511
Berks County Industrial Development Authority, Tower Health Project 5.00%, 11/1/2037	1,000	817
Bucks County Industrial Development Authority, Grand View Hospital Project 4.00%, 7/1/2046	890	697
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2041	175	161
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	50	50
Rev., 5.00%, 5/1/2029	650	655
Rev., 5.00%, 5/1/2039	1,100	1,080
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project
Rev., 5.00%, 12/1/2029	195	195
Rev., 5.00%, 12/1/2039	385	363
Rev., 5.00%, 12/1/2049	500	451
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project
Series 2019A, Rev., 5.00%, 6/15/2032	545	549
Series 2019A, Rev., 5.00%, 6/15/2033	570	572
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,101
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc., Project Rev., 5.00%, 3/1/2045	500	458
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	74
Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050 (b)	2,635	2,334
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	275	288
Rev., 4.00%, 4/1/2036	520	491
Rev., 4.00%, 4/1/2037	545	509
Rev., 4.00%, 4/1/2039	725	667
Philadelphia Authority for Industrial Development, Holy Family University Series 2023, Rev., 5.00%, 9/1/2028 (d)	640	672
Philadelphia Authority for Industrial Development, Independence Charter School West Project
Rev., 4.00%, 6/15/2029	360	355
Rev., 5.00%, 6/15/2039	500	503
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	707
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	175	181
Series 2020A, Rev., 5.00%, 8/1/2040	315	319
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	200	172
Series 2021A, Rev., 4.00%, 6/1/2051	400	320
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,232
Township of Hampton Series 2022, GO, 4.13%, 1/1/2052 (d)	1,625	1,499
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	755
West Mifflin School District, Limited Tax
GO, 3.00%, 4/1/2034	1,000	936
GO, 3.00%, 4/1/2038	1,400	1,245
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,000	936
Total Pennsylvania		29,536
Rhode Island — 0.0% ^
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	104
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,457
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	300	304
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series 2019A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,419
Series 2019A, Rev., 5.00%, 12/1/2039 (b)	1,795	1,777
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	111
Total South Carolina		5,068
Tennessee — 1.8%
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	659
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028 (b)	400	407
Rev., 5.13%, 6/1/2036 (b)	425	438
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	955
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,408
Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,091
Total Tennessee		6,958
Texas — 5.5%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, 4.00%, 6/15/2040	1,810	1,566
Arlington Higher Education Finance Corp., Newman International Academy
5.00%, 8/15/2041	300	290
5.00%, 8/15/2051	850	790
Arlington Higher Education Finance Corp., TGP Public Schools, Gathering Place Series 2022A, 5.25%, 8/15/2032	410	403
Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, 4.00%, 8/15/2041	305	262
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, 5.15%, 8/15/2029	405	411
Series 2019A, 5.75%, 8/15/2043	1,000	1,019
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	35

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, 4.00%, 10/1/2050	875	720
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project 4.00%, 7/15/2045	940	767
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	496
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2027 (e)	30	26
City of Temple, Reinvestment Zone Series 2018A, Rev., 5.00%, 8/1/2028	870	902
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, 4.00%, 10/1/2050	550	444
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029 (b)	300	278
Series A, Rev., 5.00%, 8/15/2039 (b)	425	426
Series A, Rev., 5.00%, 8/15/2049 (b)	670	657
New Hope Cultural Education Facilities Finance Corp., Cityscape Schools, Inc.
Series 2019A, Rev., 4.00%, 8/15/2029 (b)	330	321
Series 2019A, Rev., 5.00%, 8/15/2039 (b)	610	614
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000	845
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2035	865	839
Rev., 4.00%, 1/1/2037 (d)	625	527
Series 2020A, Rev., 5.00%, 1/1/2040	790	748
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	1,778
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	928
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series 2019A-1, Rev., 5.00%, 12/1/2039	1,420	1,340
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project
Rev., 4.00%, 1/1/2029	300	271
Rev., 5.00%, 1/1/2039	205	178
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	440
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000	852
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series A, Rev., 4.00%, 7/1/2053	1,000	909
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series A, Rev., 5.25%, 12/1/2039	170	175
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	502
Total Texas		20,724
Utah — 3.9%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax
GO, 4.13%, 6/1/2036 (b)	895	765
GO, 4.25%, 6/1/2041 (b)	1,100	910
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area
Series 2020B, Rev., 6.25%, 8/1/2030 (b)	1,000	935
Series 2020A, Rev., 4.50%, 8/1/2040 (b)	1,000	945
Rev., 4.00%, 8/1/2050 (b)	1,750	1,386
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	500	433
Series 2021A-1, Rev., 4.00%, 6/1/2041	500	414
UIPA Crossroads Public Infrastructure District, Tax Differential Rev., 4.13%, 6/1/2041 (b)	1,000	894
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029 (b)	570	528
Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	469
Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	785
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 4.00%, 4/15/2032	250	260
Series A, Rev., 4.00%, 4/15/2033	260	269
Series A, Rev., 5.00%, 4/15/2034	235	256
Series A, Rev., 5.00%, 4/15/2039	700	754
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project
Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	853
Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,226
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Utah Charter School Finance Authority, Wallace Stegner Academy
Series A, Rev., 5.25%, 6/15/2032 (b)	250	254
Series A, Rev., 5.63%, 6/15/2042 (b)	400	407
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500	463
Rev., 4.00%, 10/15/2036	500	448
Rev., 4.00%, 10/15/2039	700	608
Rev., 4.00%, 10/15/2041	250	213
Rev., 4.00%, 10/15/2042	475	400
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2025	40	43
Total Utah		14,918
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	90	90
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	110	109
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	90	89
Total Vermont		288
Virgin Islands — 0.1%
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	500	519
Virginia — 2.8%
Chesapeake Hospital Authority, Regional Medical Center 4.00%, 7/1/2036	1,175	1,147
Danville Industrial Development Authority, Averett University Series 2017A, Rev., 4.75%, 10/1/2032	760	716
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A-1, Rev., 7.00%, 11/15/2026 (b)	685	687
Series B, Rev., 6.13%, 9/1/2029 (b)	1,695	1,592
Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	885
Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,219
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	855
Series 2020, Rev., 4.30%, 9/1/2030	770	621
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	1,598
Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,227
Total Virginia		10,547
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.2%
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	300	256
Rev., 3.63%, 5/1/2040	800	685
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028 (b)	535	509
Rev., 5.00%, 7/1/2033 (b)	535	520
Rev., 5.00%, 7/1/2038 (b)	300	285
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	906
Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	717
Washington State Housing Finance Commission, Transforming Age Projects Series 2019A, Rev., 5.00%, 1/1/2034 (b)	745	709
Total Washington		4,587
West Virginia — 0.7%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,302
Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,455
Total West Virginia		2,757
Wisconsin — 6.7%
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 4.00%, 1/1/2045	750	690
Series 2020A, Rev., 3.00%, 1/1/2050	750	539
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	500	437
Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	910	833
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	80	80
Rev., 5.00%, 10/1/2033	775	793
Public Finance Authority, Coral Academy of Science
Series 2019A, Rev., 5.00%, 6/1/2029 (b)	370	378
Series 2019A, Rev., 5.00%, 6/1/2039 (b)	710	713
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	225
Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	405
Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	651
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	37

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038 (b)	2,000	1,745
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (f)	17	5
Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (f)	46	14
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	167
Rev., 5.00%, 6/15/2028	505	531
Rev., 5.00%, 6/15/2034	215	222
Rev., 5.00%, 6/15/2039	390	396
Rev., 5.00%, 6/15/2049	1,000	1,003
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042 (b)	3,955	3,020
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800	556
Public Finance Authority, Roseman University of Health Sciences Project
Rev., 5.00%, 4/1/2030 (b)	500	517
Rev., 5.00%, 4/1/2040 (b)	2,155	2,170
Rev., 4.00%, 4/1/2042 (b)	500	430
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	300	295
Public Finance Authority, The Franklin School of Innovation Series 2022, Rev., 5.00%, 1/1/2042 (b)	250	234
Public Finance Authority, Triad Educational Services, Inc. Series 2021A, Rev., 4.00%, 6/15/2051	3,735	3,073
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	505
Public Finance Authority, Viticus Group Project
Series 2022B, Rev., 5.00%, 12/1/2024 (b)	215	211
Series 2022A, Rev., 4.00%, 12/1/2031 (b)	400	373
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029 (b)	440	438
Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	510
Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	1,112
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc. Series B, Rev., 5.00%, 7/1/2038	150	154
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355	359
Series 2019A, Rev., 5.00%, 11/1/2027	370	373
Series 2019A, Rev., 5.00%, 11/1/2028	470	472
Series 2019A, Rev., 5.00%, 11/1/2029	315	314
Series 2019A, Rev., 5.00%, 11/1/2030	515	510
Total Wisconsin		25,453
Total Municipal Bonds (Cost $415,955)		377,729
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (g) (h) (Cost $3,830)	3,829	3,830
Total Investments — 100.8% (Cost $419,785)		381,559
Liabilities in Excess of Other Assets — (0.8)%		(3,182)
NET ASSETS — 100.0%		378,377

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2022

(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Defaulted security.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	39

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.2% (a)
Alabama — 4.5%
Alabama Community College System ACCS Enhancements Fee AGM, 4.00%, 9/1/2035	160	161
Alabama Community College System, Special Fee, Board of Trustees AGM, 4.00%, 9/1/2031	345	359
Alabama Federal Aid Highway Finance Authority
5.00%, 9/1/2023 (b)	20	20
Series B, 5.00%, 9/1/2023 (b)	30	31
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital Health Care Facility 5.00%, 6/1/2023	115	117
Birmingham Airport Authority
5.00%, 7/1/2029	375	424
5.00%, 7/1/2030	250	286
5.00%, 7/1/2031	175	198
5.00%, 7/1/2032	150	169
Black Belt Energy Gas District, Gas Project Series E, 5.00%, 5/1/2053 (c)	13,050	13,863
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2052 (c)	18,140	18,034
Black Belt Energy Gas District, Gas Supply Series 2022, Subseries 2022D-1, LIQ : Royal Bank of Canada, 4.00%, 7/1/2052 (c)	5,250	5,328
City of Birmingham, Warrant
Series 2018B, 4.00%, 12/1/2032	570	594
Series 2018B, 4.00%, 12/1/2033	375	387
Series 2018B, 4.00%, 12/1/2034	510	522
Series 2018B, 4.00%, 12/1/2035	500	507
City of Huntsville, Warrants
Series A, GO, 5.00%, 5/1/2031	3,035	3,376
Series 2018-A, GO, 5.00%, 5/1/2033	70	77
County of Mobile, Warrants GO, 5.00%, 2/1/2033	25	28
DeKalb-Jackson Water Supply District, Inc. Series 2021A, Rev., 4.00%, 7/1/2031	650	676
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	333
Lower Alabama Gas District (The), Gas Project Rev., 4.00%, 12/1/2025 (c)	32,500	32,811
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024 (b)	7,500	7,790
Rev., 5.00%, 3/1/2026	1,735	1,801
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	34,000	34,398
Series 2018A, Rev., 5.00%, 4/1/2024	20,845	21,439
Southeast Energy Authority A Cooperative District Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	14,065	14,725
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2028 (c)	1,000	993
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	18,135	17,841
UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	59
University of West Alabama, General Fee Rev., AGM, 5.00%, 1/1/2030	200	222
Total Alabama		177,622
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2019B, 5.00%, 6/1/2026	20	22
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, 5.00%, 10/1/2024	800	831
Series 2019A, 5.00%, 10/1/2025	1,325	1,394
Series 2019A, 5.00%, 10/1/2026	1,385	1,478
Series 2019A, 5.00%, 10/1/2027	1,455	1,574
Series 2019A, 5.00%, 10/1/2028	1,530	1,673
Municipality of Anchorage Series C, 5.00%, 9/1/2028	1,675	1,901
Total Alaska		8,873
Arizona — 1.6%
Arizona Department of Transportation State Highway Fund 5.00%, 7/1/2031	25	27
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, 3.00%, 12/15/2031 (d)	265	229
Series 2021A, 4.00%, 12/15/2041 (d)	250	217
Arizona Industrial Development Authority, Children's National Medical Center
Series 2020A, 4.00%, 9/1/2035	200	197
Series 2020A, 4.00%, 9/1/2036	355	348
Series 2020A, 4.00%, 9/1/2037	820	804
Series 2020A, 4.00%, 9/1/2039	810	793
Series 2020A, 4.00%, 9/1/2046	2,750	2,548
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, 4.00%, 7/15/2026 (d)	115	114
Series 2021A, 4.00%, 7/15/2027 (d)	120	118
Series 2021A, 4.00%, 7/15/2028 (d)	200	195
Series 2021A, 4.00%, 7/15/2029 (d)	200	193
Series 2021A, 4.00%, 7/15/2030 (d)	200	191
Series 2021A, 4.00%, 7/15/2031 (d)	215	203
Series 2021A, 4.00%, 7/15/2032 (d)	225	209
Series 2021A, 4.00%, 7/15/2033 (d)	180	166
Series 2021A, 4.00%, 7/15/2034 (d)	200	182
Series 2021A, 4.00%, 7/15/2035 (d)	250	226
Series 2021A, 4.00%, 7/15/2037 (d)	270	240
Series 2021A, 4.00%, 7/15/2041 (d)	135	116
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series A, 5.00%, 11/1/2033	1,435	1,606
Series A, 5.00%, 11/1/2034	1,550	1,719
Series A, 5.00%, 11/1/2035	1,875	2,061
Series A, 5.00%, 11/1/2036	1,775	1,944
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, 5.00%, 1/1/2023	610	604
Series 2019A, 5.00%, 1/1/2024	1,475	1,422
Series 2019A, 5.00%, 1/1/2025	1,800	1,691
Series 2019A, 5.00%, 1/1/2026	1,875	1,724
Series 2019A, 5.00%, 1/1/2027	1,850	1,664
Series 2019A, 5.00%, 1/1/2028	1,500	1,321
Series 2019A, 5.00%, 1/1/2029	660	570
Series 2019A, 5.00%, 1/1/2030	3,670	3,108
Series 2019A, 4.00%, 1/1/2031	4,100	3,162
Series 2019A, 4.00%, 1/1/2032	4,265	3,209
Series 2019A, 4.00%, 1/1/2033	4,440	3,263
Series 2019A, 5.00%, 1/1/2034	1,770	1,404
Series 2019A, 5.00%, 1/1/2035	2,285	1,787
Series 2019A, 5.00%, 1/1/2036	1,835	1,416
Series 2019A, 5.00%, 1/1/2037	500	381
Series 2019A, 5.00%, 1/1/2038	500	377
Series 2019A, 4.25%, 1/1/2039	545	369
Series 2019A, 4.25%, 1/1/2040	1,320	880
Series 2019A, 5.00%, 1/1/2043	1,750	1,257
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, 5.00%, 7/1/2033	320	334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2021A, 4.00%, 7/1/2035	360	337
Series 2021A, 4.00%, 7/1/2036	155	144
Series 2021A, Rev., 4.00%, 7/1/2041	365	327
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, 4.00%, 7/15/2030 (d)	250	240
Series 2020A, 5.00%, 7/15/2040 (d)	415	416
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	1,100	1,085
Arizona State University
Series 2017B, 5.00%, 7/1/2034	920	997
Series 2017B, 5.00%, 7/1/2035	1,000	1,082
Series 2016B, 5.00%, 7/1/2042	30	32
City of Mesa GO, 4.00%, 7/1/2033	30	31
City of Mesa, Utility System
Series 2019A, Rev., 5.00%, 7/1/2029	40	46
Rev., 4.00%, 7/1/2031	50	52
Series 2019A, Rev., 5.00%, 7/1/2031	25	28
Series 2019A, Rev., 5.00%, 7/1/2033	25	28
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Rev., 5.00%, 7/1/2023	25	26
Series 2017D, Rev., 5.00%, 7/1/2024	275	286
Series 2017D, Rev., 5.00%, 7/1/2029	190	210
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Rev., AMT, 5.00%, 7/1/2037	1,000	1,049
City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2023	1,875	1,921
County of Pinal Rev., 4.00%, 8/1/2037	75	77
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	735
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,357
Industrial Development Authority of the County of Yavapai, Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,023
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	90	94
Series 2019A, Rev., 5.00%, 9/1/2033	500	538
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,073
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,071
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	41

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (d)	150	153
Rev., 5.13%, 10/1/2030 (d)	215	224
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2031	25	28
Series 2018C, GO, 5.00%, 7/1/2033	25	27
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	28
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	244
GO, 5.00%, 7/1/2029	500	540
Maricopa County Unified School District No. 9-Wickenburg, School Improvement Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	51
Maricopa County Union High School District No. 216 Agua Fria, School Improvement
GO, 4.00%, 7/1/2034	50	53
GO, 4.00%, 7/1/2036	90	94
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	32
Pima County Community College District Rev., 5.00%, 7/1/2030	60	67
Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	70	71
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,050
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,715
University of Arizona (The) 5.00%, 6/1/2026	10	10
University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, 5.00%, 8/1/2036	85	95
Total Arizona		63,376
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.0% ^
State of Arkansas, Federal Highway 5.00%, 10/1/2025	10	10
University of Arkansas, Various Facility Fayetteville Campus Series 2014A, Rev., 4.50%, 11/1/2024 (b)	45	47
Total Arkansas		57
California — 9.2%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, 5.25%, 12/1/2025	75	78
Series 2013A, 5.25%, 12/1/2027	50	52
Anaheim Public Financing Authority, Public Improvement Project Series 1997C, AGM, Zero Coupon, 3/1/2037 (b)	30	18
Anaheim Union High School District 5.00%, 8/1/2025	65	68
Arcadia Unified School District 4.00%, 8/1/2038	9,385	9,486
Bay Area Toll Authority, Toll Bridge
Series 2017S-7, 4.00%, 4/1/2033	35	36
Series 2019S-H, 5.00%, 4/1/2044 (b)	50	58
Bay Area Water Supply and Conservation Agency Series 2013A, 5.00%, 10/1/2026	60	61
Beverly Hills Unified School District, Election of 2008 5.00%, 8/1/2026	30	32
Brentwood Union School District, Election of 2016 5.00%, 8/1/2031	20	22
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, 4.00%, 2/1/2052 (c)	11,520	11,620
California Community Choice Financing Authority, Green Bond Series 2022-A-1, 4.00%, 5/1/2053 (c)	17,820	18,128
California Community College Financing Authority, West Valley Mission Community College District 5.00%, 6/1/2025 (b)	55	59
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, 4.00%, 8/1/2046 (d)	2,965	2,354
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, 5.00%, 6/1/2024	350	364
Series 2020A, 5.00%, 6/1/2027	400	432
Series 2020A, 5.00%, 6/1/2030	250	275
Series 2020A, 5.00%, 6/1/2031	250	274
Series 2020A, 5.00%, 6/1/2032	250	273
Series 2020A, 5.00%, 6/1/2033	300	326
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2020A, 4.00%, 6/1/2034	200	202
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, 5.00%, 1/1/2028 (b)	1,000	1,084
Series 2015A, 5.00%, 1/1/2029 (b)	880	954
Series 2015A, 5.00%, 1/1/2030 (b)	1,185	1,284
Series 2015A, 5.00%, 1/1/2031 (b)	2,450	2,655
Series 2015A, 5.00%, 1/1/2032 (b)	2,000	2,167
Series 2015A, 4.00%, 1/1/2033 (b)	3,000	3,153
California Educational Facilities Authority, Santa Clara University Series 2017B, 5.00%, 4/1/2035	80	87
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,000	946
Series 2022A, Rev., 4.00%, 6/1/2042 (d)	5,450	4,727
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series A, 5.00%, 8/15/2026	45	49
California Health Facilities Financing Authority, Children's Hospital Series 2019A, 5.00%, 11/1/2024	30	32
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	3,934
California Health Facilities Financing Authority, Memorial Health Services Series 2012A, 5.00%, 10/1/2026	1,500	1,503
California Health Facilities Financing Authority, On Lok Senior Health Service
3.00%, 8/1/2024	100	100
3.00%, 8/1/2025	50	50
3.00%, 8/1/2027	150	148
3.00%, 8/1/2028	130	128
3.00%, 8/1/2029	150	147
5.00%, 8/1/2040	600	631
California Health Facilities Financing Authority, Sutter Health
Series 2017A, 5.00%, 11/15/2032	25	27
Series 2017A, 5.00%, 11/15/2033	50	54
Series 2018A, 5.00%, 11/15/2035	25	27
Series 2016A, 3.25%, 11/15/2036 (b)	1,425	1,461
Series 2018A, 5.00%, 11/15/2036	35	38
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, 5.00%, 11/1/2026	1,000	1,029
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund 5.00%, 10/1/2032	25	28
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund
Series 2015A, 5.00%, 10/1/2027 (b)	40	43
Series 2015A, 5.00%, 10/1/2029 (b)	145	157
California Municipal Finance Authority, California Lutheran University
5.00%, 10/1/2026	150	160
5.00%, 10/1/2027	150	162
5.00%, 10/1/2028	150	163
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program
5.00%, 6/1/2023	80	82
5.00%, 6/1/2027	75	83
California Municipal Finance Authority, Community Medical Center
Series 2017A, 5.00%, 2/1/2024	45	46
Series 2017A, 5.00%, 2/1/2028	900	974
Series 2017A, 5.00%, 2/1/2029	1,250	1,351
California Municipal Finance Authority, Electric Utility Distribution System 5.00%, 10/1/2022	25	25
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, AGM, 3.25%, 12/31/2032	6,680	6,162
Series 2018A, AGM, 3.50%, 12/31/2035	4,555	4,151
California Municipal Finance Authority, San Antonio Gardens Project
Series 2022B2, 2.13%, 11/15/2026	410	385
Series 2022B1, Rev., 2.75%, 11/15/2027	160	148
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	6,240	5,773
Series 2021B-2, Rev., 2.38%, 11/15/2028 (d)	1,800	1,643
Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	364
Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	389
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	525	485
California Public Finance Authority, Henry Mayo Newhall Hospital
4.00%, 10/15/2026	415	424
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	43

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
4.00%, 10/15/2028	360	367
5.00%, 10/15/2029	700	741
5.00%, 10/15/2030	500	528
5.00%, 10/15/2031	535	562
4.00%, 10/15/2051 (c)	345	334
California School Finance Authority, Kipp Social Projects Series 2020A, 4.00%, 7/1/2040 (d)	505	460
California State Public Works Board Series C, 5.00%, 3/1/2032	3,025	3,304
California State Public Works Board, California State University, Various University Projects
Series 2013H, 5.00%, 9/1/2030 (b)	5,130	5,268
Series 2013H, 5.00%, 9/1/2031 (b)	8,275	8,497
California State Public Works Board, State Office Buildings Series F, 5.00%, 5/1/2027	5,000	5,329
California State University, Systemwide
Series 2012A, 4.00%, 11/1/2031 (b)	145	145
Series 2017A, 5.00%, 11/1/2034	2,875	3,148
Series 2016A, 5.00%, 11/1/2045	30	32
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt
Series 2020A, 5.00%, 4/1/2031	365	406
Series 2020A, 5.00%, 4/1/2034	1,910	2,095
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project
4.00%, 11/1/2030	145	156
4.00%, 11/1/2035	450	461
Calleguas Municipal Water District Series 2016A, 5.00%, 7/1/2023	35	36
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax AGM, 4.00%, 9/1/2023	35	36
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, AMBAC, Zero Coupon, 8/1/2025	10,445	9,586
Central Unified School District 5.00%, 8/1/2025	110	118
Cerritos Community College District Series A, 5.00%, 8/1/2029	45	47
Citrus Community College District Series A, 5.00%, 8/1/2023	20	21
City of Alameda 4.00%, 8/1/2033	10	10
City of Brea, Water Utility 5.00%, 7/1/2028	90	102
City of Livermore Series 2020B, COP, 4.00%, 10/1/2029	235	255
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of Los Angeles Department of Airports, International Airport Senior Series A, Rev., AMT, 5.00%, 5/15/2028	135	142
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019C, Rev., 5.00%, 5/15/2033	45	50
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	122
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,758
City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	25	25
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2040	375	375
City of Pasadena Series 2016A, Rev., 5.00%, 6/1/2031	25	27
City of Richmond, Wastewater Series 2019B, Rev., 5.00%, 8/1/2023	40	41
City of San Francisco, Public Utilities Commission Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,631
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure Series 2019A-1, GO, 5.00%, 9/1/2036	25	28
City of San Jose, Libraries, Parks and Public Safety Projects
Series 2019C, GO, 5.00%, 9/1/2028	50	57
Series 2019C, GO, 5.00%, 9/1/2032	100	114
City of Santa Rosa, Wastewater
Series 2014A, Rev., 5.00%, 9/1/2022	25	25
Series B, Rev., AGM - CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,881
City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	51
Contra Costa Transportation Authority, Sales Tax Series 2012B, 5.00%, 3/1/2026 (b)	50	51
Corona Utility Authority, Water Projects 5.00%, 9/1/2022	40	40
County of Calaveras 5.00%, 8/1/2026	100	107
County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	48
County of San Joaquin, County Administration Building Project COP, AGM, 5.00%, 11/15/2029	5	6
County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	27
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, 3.50%, 10/1/2046 (d)	6,000	4,698
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (d)	13,500	10,521
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,065	3,154
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,315
Desert Sands Unified School District COP, 5.00%, 3/1/2023	70	71
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,008
Downey Public Finance Authority Rev., 5.00%, 12/1/2022	100	101
Dry Creek Joint Elementary School District, Community Facilities District No. 1 Rev., AGM, 5.00%, 9/1/2022	25	25
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	47
East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	55
El Centro Financing Authority Series 2021B, Rev., 4.00%, 10/1/2031	285	302
Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	107
Etiwanda School District Community Facilities District No. 9, Special Tax Rev., 4.00%, 9/1/2028	305	314
Foothill-De Anza Community College District GO, 5.00%, 8/1/2024 (b)	65	68
Fremont Public Financing Authority Rev., 5.00%, 10/1/2028	325	369
Fremont Union High School District Series 2019A, GO, 5.00%, 8/1/2030	75	83
Garden Grove Unified School District, Election of 2010 Series C, GO, 5.00%, 8/1/2023 (b)	1,390	1,424
Glendale Unified School District Series 2015A, GO, 5.00%, 9/1/2023	25	26
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (b)	4,000	4,280
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,495
Hayward Unified School District GO, AGM, 5.00%, 8/1/2027	55	60
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Hillsborough City School District Series A, GO, 4.00%, 9/1/2022	35	35
Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	70
La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	56
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	25
Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2022	9,545	9,588
Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	38
Los Angeles Community College District
Series 2015A, GO, 5.00%, 8/1/2023	20	21
Series 2015A, GO, 4.00%, 8/1/2024 (b)	2,300	2,373
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building Series 2018A, Rev., 5.00%, 12/1/2023	25	26
Los Angeles County Metropolitan Transportation Authority, Measure R Senior Sales Tax Series 2016A, Rev., 5.00%, 6/1/2023	35	36
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax Series 2017A, Rev., 5.00%, 7/1/2030	4,925	5,504
Los Angeles Department of Water and Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	288
Series 2014D, Rev., 5.00%, 7/1/2027	50	52
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,308
Series B, Rev., 5.00%, 7/1/2029	10,000	11,048
Series 2015A, Rev., 5.00%, 7/1/2030	105	111
Series 2018A, Rev., 5.00%, 7/1/2030	35	39
Series 2017A, Rev., 5.00%, 7/1/2031	2,055	2,267
Series 2019C, Rev., 5.00%, 7/1/2031	85	98
Series B, Rev., 5.00%, 7/1/2031	3,400	3,514
Series D, Rev., 5.00%, 7/1/2031	2,500	2,614
Series 2017A, Rev., 5.00%, 7/1/2032	2,550	2,808
Series B, Rev., 5.00%, 7/1/2032	3,075	3,176
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,469
Series D, Rev., 5.00%, 7/1/2033	390	407
Series 2018D, Rev., 5.00%, 7/1/2034	30	33
Series D, Rev., 5.00%, 7/1/2034	4,750	4,955
Series D, Rev., 5.00%, 7/1/2035	250	261
Series 2019A, Rev., 5.00%, 7/1/2039	35	39
Series 2019D, Rev., 5.00%, 7/1/2044	30	33
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	45

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power, Water System
Series 2016A, Rev., 5.00%, 7/1/2030	60	65
Series 2018B, Rev., 5.00%, 7/1/2031	60	68
Los Angeles Unified School District, Election of 2005
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,344
Series M-1, GO, 5.00%, 7/1/2033	4,305	4,782
Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/3/2022	1,250	1,252
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	161
Marin Community College District GO, 5.00%, 8/1/2023	35	36
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	664
GO, Zero Coupon, 7/1/2035	725	439
GO, Zero Coupon, 7/1/2036	1,150	662
GO, Zero Coupon, 7/1/2037	1,950	1,071
GO, Zero Coupon, 7/1/2041	1,250	572
Merced City School District, Election of 2014 GO, 4.00%, 8/1/2025	50	52
Metropolitan Water District of Southern California, Waterworks Series 2016A, Rev., 5.00%, 1/1/2026 (b)	30	33
Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1 Rev., 5.00%, 9/1/2027	75	81
Morgan Hill Financing Authority Series 2015A, Rev., 5.00%, 11/1/2024	55	58
Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,956
Series C, GO, Zero Coupon, 8/1/2027	1,000	867
Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,489
Murrieta Valley Unified School District, Election of 2014 Series 2014A, GO, AGM, 4.00%, 3/1/2025 (b)	25	26
Nevada Irrigation District, Joint Powers Authority Series 2016A, Rev., 5.00%, 3/1/2024	95	99
Novato Unified School District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2026	25	27
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	108
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Oceanside Unified School District GO, 5.00%, 8/1/2024	5	5
Orange County Community Facilities District No. 2021-1, Rienda
Series A, Rev., 5.00%, 8/15/2037 (e)	400	425
Series A, Rev., 5.00%, 8/15/2042 (e)	800	832
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	49
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	650	706
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	113
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	95
Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35	35
Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	25	25
Pittsburg Unified School District GO, 5.00%, 8/1/2023	55	56
Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	22
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	52
Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	54
Rancho Water District Financing Authority Series 2019A, Rev., 5.00%, 8/1/2023	25	26
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	164
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2033	400	444
Series 2022A-1, Rev., AGM, 4.00%, 9/1/2037	250	255
Rev., AGM, 5.00%, 9/1/2042	1,000	1,082
Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	25
Riverside County Infrastructure Financing Authority, Capital Projects Series 2017C, Rev., 5.00%, 5/1/2025	25	27
Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (b)	35	37
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	82
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	121
Riverside County Transportation Commission, Sales Tax
Series 2013A, Rev., 5.00%, 6/1/2023	55	56
Series 2013A, Rev., 5.25%, 6/1/2023 (b)	4,525	4,624
Series 2017B, Rev., 5.00%, 6/1/2032	60	67
Series 2017B, Rev., 5.00%, 6/1/2035	45	49
Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	95	95
Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	49
Ross Valley Public Financing Authority Series A, Rev., 4.00%, 1/1/2023	25	25
Rowland Unified School District, Election of 2012 Series A, GO, 5.25%, 8/1/2023 (b)	2,750	2,824
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	129
Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	139
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	63
San Bruno Park School District, Election of 2018 Series 2022C, GO, 4.00%, 8/1/2039	245	246
San Diego Community College District GO, 5.00%, 8/1/2025	25	27
San Diego County Regional Airport Authority, Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2031	25	28
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series 2012B, Rev., 4.00%, 4/15/2027	70	70
San Dieguito School Facilities Financing Authority, Special Tax
Rev., 5.00%, 3/1/2024	30	31
Rev., 5.00%, 3/1/2025	125	133
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2019F-1, GO, 5.00%, 8/1/2031	85	98
Series D, GO, 5.00%, 8/1/2032	55	59
Series 2019F-1, GO, 5.00%, 8/1/2033	25	28
San Francisco Bay Area Rapid Transit District, Sales Tax Series 2015A, Rev., 5.00%, 7/1/2026	475	511
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	191
Series A, Rev., AMT, 5.00%, 5/1/2032	5,065	5,548
San Francisco Municipal Transportation Agency Series 2018B, Rev., 5.00%, 3/1/2028	60	66
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2031	2,185	2,391
Rev., 5.00%, 3/1/2032	2,000	2,178
Rev., 5.00%, 3/1/2033	750	815
San Jose Unified School District Series 2015, GO, 5.00%, 8/1/2023	25	26
San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023 (b)	9,210	9,438
San Juan Unified School District, Election of 2012 Series 2019N, GO, 4.00%, 8/1/2025	125	131
San Luis Coastal Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2025	25	26
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	76
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	66
GO, 4.00%, 8/1/2033	25	26
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	58
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	78
San Mateo Joint Powers Financing Authority, Youth Services Campus Series 2016A, Rev., 5.00%, 7/15/2027	25	27
San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2023 (b)	80	82
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/1/2028	25	28
Series 2019A, Rev., 4.00%, 5/1/2034	55	57
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,021
Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	27
Santa Clara Unified School District, Election of 2014 GO, 5.00%, 7/1/2027	25	27
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	47

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,390
Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program Series 2016B, Rev., 4.00%, 10/1/2026	75	79
Santa Cruz County Redevelopment Successor Agency Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	54
Santa Cruz Libraries Facilities Financing Authority, Special Tax Rev., 5.00%, 9/1/2026	150	164
Santa Margarita-Dana Point Authority, Water District Improvement District No. 2, 3
Series A, Rev., 5.00%, 8/1/2031	950	1,053
Series A, Rev., 5.00%, 8/1/2032	1,030	1,138
Series A, Rev., 5.00%, 8/1/2033	1,455	1,589
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 4.00%, 8/1/2035	25	26
Santa Monica Public Financing Authority, City Yards Projects Series 2021, Rev., 4.00%, 7/1/2034	100	105
Santa Monica-Malibu Unified School District Series 2016C, GO, 4.00%, 7/1/2024	30	31
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2031	100	111
Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	106
Scotts Valley Unified School District GO, 5.00%, 8/1/2023	30	31
Sierra View Local Health Care District
Rev., 5.00%, 7/1/2027	155	167
Rev., 5.00%, 7/1/2028	165	180
Rev., 5.00%, 7/1/2029	160	176
Rev., 5.00%, 7/1/2030	155	172
Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	25
South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	55
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2023	25	26
Rev., 5.00%, 8/1/2026	75	81
Southwestern Community College District Series 2016B, GO, 4.00%, 8/1/2023	35	36
Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,008
State of California Department of Water Resources, Central Valley Project, Water System
Series AR, 5.00%, 12/1/2022	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series AX, 5.00%, 12/1/2022	35	35
Series BA, 5.00%, 12/1/2031	65	74
State of California, Various Purpose
5.13%, 4/1/2023	5	5
AMBAC, 5.00%, 2/1/2027	565	626
Series 2018 A, GO, 5.00%, 8/1/2030	24,000	25,412
4.00%, 9/1/2033	1,340	1,391
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	56
University of California
Series 2013 AF, Rev., 5.00%, 5/15/2023 (b)	60	61
Series 2017AY, Rev., 5.00%, 5/15/2028	55	61
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	40
University of California, Limited Project Series 2017M, Rev., 5.00%, 5/15/2036	25	27
Val Verde Unified School District, Election of 2020 Series 2020A, GO, 4.00%, 8/1/2035	250	257
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	61
West Hills Community College District
GO, AGM, 5.00%, 8/1/2028	100	111
GO, AGM, 5.00%, 8/1/2029	65	73
GO, AGM, 5.00%, 8/1/2030	60	68
GO, AGM, 5.00%, 8/1/2031	25	28
GO, AGM, 5.00%, 8/1/2032	25	28
GO, AGM, 5.00%, 8/1/2033	50	56
GO, AGM, 4.00%, 8/1/2034	420	433
GO, AGM, 4.00%, 8/1/2037	1,650	1,656
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2015B, GO, 5.00%, 8/1/2027	40	43
Total California		361,129
Colorado — 4.6%
Adams 12 Five Star Schools, The City & County of Broomfield
5.50%, 12/15/2030	1,400	1,629
5.50%, 12/15/2032	625	721
Adams County School District No. 1, Mapleton Public Schools 4.00%, 12/1/2030	25	26
Board of Governors of Colorado State University System Series 2019A, 4.00%, 3/1/2037	50	50
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2016A, 5.00%, 12/15/2028	5,000	5,385
Broadway Park North Metropolitan District No. 2, Limited Tax 5.00%, 12/1/2040 (d)	550	544
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,041
City and County of Denver, Airport System
Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,084
Series 2017B, Rev., 5.00%, 11/15/2033	25	27
Series A, Rev., AMT, 5.00%, 11/15/2034	31,705	34,597
Series A, Rev., AMT, 5.50%, 11/15/2035	12,500	14,065
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	2,733
Series A, Rev., AMT, 5.50%, 11/15/2038	15,000	16,628
Series B, Rev., 5.00%, 11/15/2040	1,000	1,110
Series A, Rev., AMT, 5.50%, 11/15/2040	10,000	11,025
Series B, Rev., 5.00%, 11/15/2041	1,220	1,350
Series A, Rev., AMT, 5.50%, 11/15/2042	2,090	2,291
City of Aurora, First Lien Water 5.00%, 8/1/2024	15	16
City of Commerce City AGM, 4.00%, 12/15/2037	150	155
City of Englewood GO, 5.00%, 12/1/2029	15	17
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, 5.00%, 12/1/2041	575	538
Series 2021A, 5.00%, 12/1/2050	500	447
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, 4.00%, 12/1/2030	1,065	975
Series 2020A-1, 5.00%, 12/1/2047	2,000	1,825
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
4.00%, 5/1/2027	30	30
4.00%, 5/1/2029	35	34
4.00%, 5/1/2031	30	29
4.00%, 5/1/2041	85	73
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
4.00%, 12/1/2030 (d)	595	546
5.00%, 12/1/2040 (d)	555	513
Colorado Educational and Cultural Facilities Authority, University Denver Project NATL - RE, 5.00%, 3/1/2035	5,055	5,780
Colorado Health Facilities Authority Series 2019-A, 4.00%, 1/1/2037	2,605	2,591
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group 5.00%, 11/15/2028	30	32
Colorado Health Facilities Authority, Boulder Community Health Project
5.00%, 10/1/2033	1,000	1,079
5.00%, 10/1/2034	1,100	1,177
4.00%, 10/1/2035	725	708
4.00%, 10/1/2037	400	386
4.00%, 10/1/2038	300	289
4.00%, 10/1/2039	270	254
4.00%, 10/1/2040	300	278
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019-A-2, 5.00%, 8/1/2030	3,045	3,265
Series 2019A-1, 5.00%, 8/1/2031	2,500	2,670
Series 2019A-1, 5.00%, 8/1/2032	2,030	2,162
Series 2019A-1, 5.00%, 8/1/2034	1,865	1,967
Series 2019A-2, 5.00%, 8/1/2034	2,000	2,109
Series 2019A-1, 5.00%, 8/1/2035	2,500	2,631
Series 2019A-2, 5.00%, 8/1/2035	2,000	2,104
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, 3.00%, 9/1/2024	235	234
Series 2020A, 4.00%, 9/1/2045	1,000	897
Colorado Health Facilities Authority, School Health System Series 2013A, 5.50%, 1/1/2035 (b)	4,500	4,679
Colorado Health Facilities Authority, Tax Exempt, Aberdeen Ridge Series 2021B-3, 2.13%, 5/15/2028	1,155	1,085
Colorado Health Facilities Authority, Valley View Hospital Association Project 2.80%, 5/15/2042 (c)	2,330	2,332
Colorado Mountain College 5.00%, 8/1/2031	30	33
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, 5.00%, 11/1/2025	40	43
County of Adams
5.00%, 12/1/2031	1,100	1,180
5.00%, 12/1/2034	500	532
County of Eagle COP, 5.00%, 12/1/2028	25	27
County of Gunnison COP, 4.00%, 12/1/2033	50	52
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,084
Series 2019A, Rev., 5.00%, 12/1/2031	1,425	1,535
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,425
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	49

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2019A, Rev., 5.00%, 12/1/2033	1,310	1,395
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,365
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027 (e)	1,095	1,095
Rev., 5.25%, 12/1/2032 (e)	1,905	1,905
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	187
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	27
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	258
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	5
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,704
Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	216
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	440
Series A, GO, 5.00%, 12/1/2041 (d)	500	470
Series A, GO, 5.00%, 12/1/2051 (d)	550	497
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	715
Regional Transportation District, Denver Transit Partners
Rev., 4.00%, 7/15/2033	1,935	1,918
Rev., 4.00%, 7/15/2035	2,000	1,954
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	378
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	722
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	667
State of Colorado Series 2018A, 4.00%, 12/15/2034	75	76
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement 5.00%, 6/15/2041	1,500	1,594
State of Colorado, Building Excellent Schools Today Series 2018N, 5.00%, 3/15/2028	75	84
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,222
University of Colorado, Enterprise System
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	60	63
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	257
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	500	503
GO, 5.00%, 12/1/2041	1,125	1,113
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,169
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	45
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	480
Series 2021 A-1, Rev., 4.00%, 12/1/2036	7,500	6,385
Series 2021 A-1, Rev., 4.00%, 12/1/2041	6,750	5,358
Total Colorado		180,417
Connecticut — 1.1%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	103
Series 2013A, Rev., 5.00%, 8/15/2024	100	102
Series 2013A, Rev., 5.00%, 8/15/2025	350	359
Series 2013A, Rev., 5.00%, 8/15/2026	150	154
Series 2013A, Rev., 5.00%, 8/15/2027	250	256
Series 2013A, Rev., 5.00%, 8/15/2029	300	307
Connecticut Municipal Electric Energy Cooperative Series A, 5.00%, 1/1/2035	545	605
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, 5.00%, 11/1/2025	4,165	4,274
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, 5.00%, 1/1/2030 (d)	250	258
Series 2020A, 5.00%, 1/1/2045 (d)	500	502
Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, 5.00%, 7/1/2033	2,630	2,797
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, 5.00%, 7/1/2032	700	774
Series K, 5.00%, 7/1/2033	625	683
Series K, 5.00%, 7/1/2034	725	792
Series K, 5.00%, 7/1/2035	525	569
Series K, 5.00%, 7/1/2036	1,000	1,078
Series K, 5.00%, 7/1/2037	1,750	1,880
Series K, 5.00%, 7/1/2038	2,750	2,946
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Series K, 5.00%, 7/1/2040	2,000	2,128
Connecticut State Health and Educational Facilities Authority, Trinity College Series R, 4.00%, 6/1/2045	2,250	2,128
State of Connecticut
Series 2019A, 5.00%, 4/15/2030	4,000	4,543
Series 2014A, 4.00%, 3/1/2034	40	40
Series 2019A, 5.00%, 4/15/2034	3,450	3,834
Series 2019A, 5.00%, 4/15/2035	2,900	3,209
Series 2016A, 4.00%, 3/15/2036	60	61
Series 2019A, 5.00%, 4/15/2036	2,300	2,534
Series 2017A, 4.00%, 4/15/2037	460	461
Series 2019A, 4.00%, 4/15/2038	3,625	3,622
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2017A, 4.00%, 5/1/2023	20	20
Series 2015A, 5.00%, 3/1/2024	70	73
Series 2015A, 5.00%, 3/1/2025	170	181
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2013A, 5.00%, 10/1/2029	25	26
Series A, 5.00%, 9/1/2030	2,000	2,092
Series 2016A, 5.00%, 9/1/2031	25	27
Series 2015A, 5.00%, 8/1/2032	15	16
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031 (d)	300	288
Rev., 4.00%, 4/1/2036 (d)	485	450
Rev., 4.00%, 4/1/2041 (d)	550	492
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	54
Total Connecticut		44,718
Delaware — 0.2%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2025	385	389
Rev., 4.00%, 9/1/2030	530	529
Rev., 5.00%, 9/1/2040	1,550	1,616
Rev., 5.00%, 9/1/2050	600	617
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	5,000	4,900
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — continued
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2025	25	27
State of Delaware Series 2019A, GO, 5.00%, 10/1/2022	45	45
Total Delaware		8,123
District of Columbia — 1.2%
District of Columbia
Series 2018A, GO, 5.00%, 6/1/2027	25	28
Series 2016A, GO, 5.00%, 6/1/2029	25	27
Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,383
Series D, GO, 5.00%, 6/1/2030	3,750	4,083
Series D, GO, 5.00%, 6/1/2031	50	54
Series 2015A, GO, 5.00%, 6/1/2035	7,175	7,523
Series 2015A, GO, 5.00%, 6/1/2036	4,200	4,400
District of Columbia, Income Tax
Series 2012C, Rev., 4.00%, 12/1/2022	20	20
Series 2019C, Rev., 5.00%, 10/1/2031	35	40
Series 2020A, Rev., 5.00%, 3/1/2038	70	78
Series 2020A, Rev., 5.00%, 3/1/2040	210	232
District of Columbia, Kipp DC Project
Rev., 5.00%, 7/1/2024	100	103
Rev., 5.00%, 7/1/2025	180	188
Series 2017A, Rev., 5.00%, 7/1/2025	100	104
Rev., 5.00%, 7/1/2026	185	195
Rev., 5.00%, 7/1/2027	115	123
Rev., 5.00%, 7/1/2028	250	269
Rev., 5.00%, 7/1/2029	255	277
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	106
Metropolitan Washington Airports Authority Aviation
Series 2019B, Rev., 5.00%, 10/1/2027	75	84
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	194
Series 2021A, Rev., AMT, 5.00%, 10/1/2032	650	717
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	447
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	1,876
Series 2018A, Rev., 5.00%, 10/1/2026	5,005	5,476
Series 2018A, Rev., 5.00%, 10/1/2027	4,620	5,142
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,501
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	51

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2018A, Rev., 5.00%, 10/1/2029	2,690	2,993
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2030	50	55
Series A-1, Rev., 5.00%, 7/1/2030	5,185	5,712
Rev., 5.00%, 7/1/2034	5	6
Series 2017B, Rev., 5.00%, 7/1/2034	75	81
Total District of Columbia		46,517
Florida — 3.6%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series 2019B-1, 5.00%, 12/1/2035	1,000	1,060
Bay County School Board Series 2020A, AGM, 5.00%, 7/1/2033	675	760
Brevard County Health Facilities Authority, Health First, Inc., Project 5.00%, 4/1/2024	1,400	1,450
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, 5.00%, 10/1/2024	550	564
Series 2020A-1, 5.00%, 10/1/2025	1,000	1,033
Series 2020A-1, 5.00%, 10/1/2026	1,000	1,037
Series 2020A-1, 5.00%, 10/1/2027	1,000	1,041
Series 2020A-1, 5.00%, 10/1/2028	1,000	1,045
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,238
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (d)	250	226
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, 4.00%, 10/1/2041 (d)	500	405
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	130
City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	110
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	487
Rev., 4.00%, 11/1/2037	1,040	1,003
Rev., 4.00%, 11/1/2038	1,085	1,026
Rev., 4.00%, 11/1/2039	1,650	1,543
Rev., 4.00%, 11/1/2040	2,170	2,009
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2032	250	292
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,781
Series 2020, Rev., 3.50%, 9/1/2035	2,250	2,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2021A, Rev., 4.00%, 9/1/2036	935	861
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2027	125	135
Series 2020B, Rev., 5.00%, 7/1/2028	230	251
Series 2020B, Rev., 5.00%, 7/1/2029	225	248
Series 2020B, Rev., 5.00%, 7/1/2030	250	276
Series 2020B, Rev., 5.00%, 7/1/2031	325	357
Series 2020B, Rev., 5.00%, 7/1/2032	250	273
Series 2020B, Rev., 5.00%, 7/1/2033	250	272
Series 2020B, Rev., 5.00%, 7/1/2034	375	406
Series 2020B, Rev., 5.00%, 7/1/2035	335	362
Series 2020B, Rev., 5.00%, 7/1/2036	500	539
Series 2020B, Rev., 4.00%, 7/1/2038	185	180
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,542
Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,491
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	6,876
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	27
County of Broward, Airport System Series 2019A, 5.00%, 10/1/2027	1,850	2,003
County of Broward, Professional Sports Facilities, Civic Arena Project 5.00%, 9/1/2024	40	41
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	16
County of Lee, Airport
Series 2021A, Rev., AMT, 5.00%, 10/1/2030	6,095	6,708
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	5,550	6,127
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	198
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2031	815	904
County of Miami-Dade, Aviation System
Rev., AMT, 5.00%, 10/1/2028	1,500	1,555
Rev., 5.00%, 10/1/2029	900	964
Series B, Rev., 5.00%, 10/1/2029	1,250	1,307
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	3,036
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,727
County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	49
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2025	100	107
Rev., 5.00%, 10/1/2028	120	130
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Transit System, Sales Surtax Rev., 4.00%, 7/1/2034	35	36
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	28
Series 2017A, Rev., 4.00%, 10/1/2037	40	40
Series 2017A, Rev., 4.00%, 10/1/2039	50	50
Series 2019B, Rev., 5.00%, 10/1/2044	40	43
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	525
County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,659
County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2023 (b)	25	26
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	39
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	3,757
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2025	100	106
Series 2019A, Rev., 5.00%, 7/1/2027	785	866
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	1,906
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,632
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	45
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	22
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030 (d)	235	225
Series 2020C, Rev., 5.00%, 9/15/2040 (d)	525	521
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	170	165
Series 2022A-1, Rev., 5.00%, 7/1/2042	220	220
Series 2022B, Rev., 5.00%, 7/1/2042 (e)	230	215
Florida Development Finance Corp., IDEA Florida, Inc. Series 2022, Rev., 5.25%, 6/15/2029 (d)	1,000	995
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 2.63%, 12/15/2024 (d)	275	267
Series A, Rev., 4.00%, 12/15/2029 (d)	265	264
Series A, Rev., 5.00%, 12/15/2039 (d)	305	309
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2025	110	114
Series 2020A, Rev., 5.00%, 6/15/2026	370	389
Series 2022A, Rev., 5.00%, 6/15/2026	135	142
Series 2020A, Rev., 5.00%, 6/15/2027	390	414
Series 2022A, Rev., 5.00%, 6/15/2027	145	154
Series 2020A, Rev., 5.00%, 6/15/2028	410	434
Series 2020A, Rev., 5.00%, 6/15/2029	400	422
Series 2022A, Rev., 5.00%, 6/15/2029	235	248
Series 2020A, Rev., 5.00%, 6/15/2030	375	394
Series 2022A, Rev., 5.00%, 6/15/2030	245	257
Series 2022A, Rev., 5.00%, 6/15/2032	275	287
Series 2022A, Rev., 5.00%, 6/15/2033	380	395
Series 2022A, Rev., 5.00%, 6/15/2034	400	414
Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,033
Series 2022A, Rev., 5.00%, 6/15/2035	1,260	1,302
Florida Development Finance Corp., Mayflower Retirement Community
Series 2021B2, Rev., 1.75%, 6/1/2026 (d)	925	852
Series 2021B1, Rev., 2.38%, 6/1/2027 (d)	730	665
Florida Development Finance Corporation, Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (d) (e)	230	227
Series 2022, Rev., 5.25%, 8/15/2037 (d) (e)	350	342
Florida Development Finance Corporation, Cornerstone Charter Academy Project
Series 2022, Rev., 5.00%, 10/1/2032 (d)	465	481
Series 2022, Rev., 5.00%, 10/1/2042 (d)	1,430	1,409
Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	133
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2022	110	110
Rev., 5.00%, 10/1/2023	125	127
Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	1,911
Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	159
JEA Electric System Series D, Rev., 5.00%, 4/1/2023 (b)	10	10
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	53

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	27
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	3,690
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	2,746
Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	51
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2051	2,860	2,558
Miami-Dade County Health Facilities Authority, Variety Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	2,140	1,946
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	43
Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	26
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	232
Series 2020B, Rev., 5.00%, 11/15/2042	500	528
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series A, Rev., 5.00%, 11/1/2031	100	108
Series A, Rev., 5.00%, 11/1/2032	100	108
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Ration Expansion Series 2022, Rev., 4.00%, 6/1/2041	1,600	1,353
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 2.63%, 9/1/2022	4,185	4,185
Rev., 4.00%, 6/1/2026	300	295
Rev., 3.00%, 6/1/2027	3,530	3,284
Rev., 4.00%, 6/1/2031	1,250	1,161
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	17,906
Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (d)	1,660	1,475
School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	73
School District of Broward County Series 2019A, 5.00%, 7/1/2029	35	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning
Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	139
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	185
South Florida Water Management District COP, 5.00%, 10/1/2036	125	134
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2026	185	180
Series 2021A, Rev., 4.00%, 12/15/2027	215	207
Series 2021A, Rev., 4.00%, 12/15/2028	200	190
Series 2021A, Rev., 4.00%, 12/15/2030	200	185
Series 2021A, Rev., 4.00%, 12/15/2031	205	187
Series 2021A, Rev., 4.00%, 12/15/2036	500	433
Series 2021A, Rev., 4.00%, 12/15/2041	375	309
State of Florida Board of Education, Public Education Capital Outlay Series 2015F, GO, 5.00%, 6/1/2026	25	27
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2026	3,385	3,677
State of Florida Department of Transportation Turnpike System Series 2013A, Rev., 5.00%, 7/1/2023	30	31
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	25	25
Rev., 4.00%, 10/1/2034	30	31
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	400	393
Series 2020A, Rev., 4.00%, 10/15/2036	500	489
Wildwood Utility Dependent District, South Sumter Utility Project Rev., 5.00%, 10/1/2029	150	170
Total Florida		139,871
Georgia — 2.2%
Albany-Dougherty Inner City Authority, State University Projects
5.00%, 7/1/2029	1,050	1,170
5.00%, 7/1/2030	1,155	1,292
5.00%, 7/1/2031	425	473
Cherokee County Board of Education, School System
5.00%, 8/1/2031	725	788
5.00%, 8/1/2032	750	814
5.00%, 8/1/2033	690	746
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
City of Atlanta, Water and Wastewater
5.00%, 11/1/2029	2,110	2,246
5.00%, 11/1/2030	4,250	4,520
City of Columbus, Water and Sewerage
Series 2014A, 5.00%, 5/1/2027	445	464
Series 2014A, 5.00%, 5/1/2028	595	620
5.00%, 5/1/2034	350	376
5.00%, 5/1/2035	350	376
Clayton County Development Authority, Clayton State University
5.00%, 7/1/2029	175	198
5.00%, 7/1/2031	175	201
5.00%, 7/1/2032	205	234
5.00%, 7/1/2033	250	283
5.00%, 7/1/2035	270	304
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, 4.00%, 4/1/2032	400	407
Series 2020A, 4.00%, 4/1/2033	500	504
Series 2020A, 4.00%, 4/1/2034	350	351
Series 2020A, 4.00%, 4/1/2035	250	250
Series 2020A, 4.00%, 4/1/2036	505	503
Series 2020A, 3.00%, 4/1/2037	700	602
Series 2020A, 4.00%, 4/1/2039	475	466
Series 2020A, 3.00%, 4/1/2045	1,785	1,350
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2023	8,660	8,927
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,102
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	56
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	124
George L Smith II Congress Center Authority, Convention Center Hotel First
Series 2021A, Rev., 2.38%, 1/1/2031	500	442
Series 2021A, Rev., 4.00%, 1/1/2036	500	468
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,043
Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	948
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2023	645	658
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Rev., 5.00%, 6/15/2024	580	604
Rev., 5.00%, 6/15/2025	650	691
Rev., 5.00%, 6/15/2026	500	541
Rev., 5.00%, 6/15/2027	500	551
Rev., 5.00%, 6/15/2028	500	560
Rev., 5.00%, 6/15/2029	500	564
Rev., 5.00%, 6/15/2030	500	560
Rev., 5.00%, 6/15/2031	800	892
Rev., 3.00%, 6/15/2032	1,175	1,113
Rev., 5.00%, 6/15/2033	1,660	1,836
Rev., 5.00%, 6/15/2034	1,125	1,239
Rev., 5.00%, 6/15/2035	1,250	1,373
Rev., 4.00%, 6/15/2036	1,000	999
Rev., 4.00%, 6/15/2037	1,500	1,495
Rev., 4.00%, 6/15/2039	1,785	1,756
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2040	4,000	3,959
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	467
Rev., 4.00%, 8/1/2036	375	353
Rev., 4.00%, 8/1/2037	495	462
Henry County Water Authority
Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,696
Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2029	25	29
Main Street Natural Gas, Inc., Gas Supply Series B, Rev., 5.00%, 6/1/2029 (c)	11,215	11,775
Milledgeville & Baldwin County Development Authority Rev., 5.00%, 6/15/2032	670	763
Polk County School District, Sales Tax Series 2018, GO, 5.00%, 3/1/2025	360	383
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	45
Series 2013A, Rev., 5.00%, 10/1/2043	2,005	2,039
State of Georgia
Series E, GO, 5.00%, 12/1/2023	20	21
Series A-2, GO, 5.00%, 2/1/2029	5,020	5,577
Total Georgia		84,649
Hawaii — 0.2%
City and County of Honolulu
Series 2017D, GO, 5.00%, 9/1/2023	20	21
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	55

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hawaii — continued
Series C, GO, 5.00%, 10/1/2027	3,000	3,229
State of Hawaii
Series FE, GO, 5.00%, 10/1/2027	1,315	1,442
Series FG, GO, 5.00%, 10/1/2028	2,500	2,738
Total Hawaii		7,430
Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., 5.00%, 7/15/2025	2,550	2,721
Series A, Rev., 5.00%, 7/15/2026	4,800	5,223
Total Idaho		7,944
Illinois — 6.4%
Champaign County Community Unit School District No. 4 Champaign, School Building 5.00%, 1/1/2031	305	328
City of Aurora Series 2015-C, 3.00%, 12/30/2022	100	100
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2022	600	602
5.00%, 11/1/2027	1,000	1,039
5.00%, 11/1/2030	500	517
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	16
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2029	515	549
GO, 4.00%, 12/15/2030	360	381
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2027	4,500	4,735
Rev., 5.00%, 3/1/2028	4,000	4,198
Rev., AGM, 3.50%, 3/1/2030	3,500	3,537
Cook County School District No. 111, Burbank AGM, 4.00%, 12/1/2035	50	51
Cook County Township High School District No. 225, Glenbrook Series 2016A, 5.00%, 12/1/2024	15	16
County of Cook, Sales Tax 5.00%, 11/15/2031	3,600	3,960
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	276
GO, 5.00%, 1/1/2029	730	788
County of Will GO, 4.00%, 11/15/2036	60	61
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	27
Series 2018A, GO, 4.00%, 1/15/2032	25	26
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	32
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	26
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Rev., 4.13%, 5/1/2025 (b)	5	5
Rev., 4.13%, 5/1/2045	30	28
Illinois Finance Authority, Clark-Lindsey Village
Series A, Rev., 4.60%, 6/1/2027	200	199
Series A, Rev., 5.13%, 6/1/2032	190	188
Series A, Rev., 5.25%, 6/1/2037	175	173
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	88
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2032	320	348
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2025	20	21
Illinois Finance Authority, Plymouth Place, Inc.
Series 2021A, Rev., 5.00%, 5/15/2032	140	138
Series 2021A, Rev., 5.00%, 5/15/2033	145	142
Series 2021A, Rev., 5.00%, 5/15/2034	300	292
Series 2021A, Rev., 5.00%, 5/15/2035	315	305
Series 2021A, Rev., 5.00%, 5/15/2036	325	313
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	46
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,050
Series 2015A, Rev., 4.00%, 11/15/2039	2,055	1,943
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	458
Rev., 4.00%, 10/15/2027	485	474
Rev., 4.00%, 10/15/2028	320	310
Series 2022, Rev., 4.00%, 10/15/2029	900	862
Rev., 4.00%, 10/15/2030	625	592
Rev., 4.00%, 10/15/2031	1,000	939
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2027	75	75
Rev., 4.00%, 11/1/2028	120	120
Rev., 4.00%, 11/1/2029	120	119
Rev., 4.00%, 11/1/2030	130	128
Rev., 4.00%, 11/1/2031	130	127
Rev., 4.00%, 11/1/2041	375	337
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	419
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	41
Illinois Sports Facilities Authority (The), State Tax
Rev., 5.00%, 6/15/2028	2,000	2,184
Rev., 5.00%, 6/15/2029	2,500	2,753
Rev., 5.00%, 6/15/2030	1,500	1,664
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	28
Series 2015B, Rev., 5.00%, 1/1/2029	35	38
Series 2016B, Rev., 5.00%, 1/1/2030	30	33
Series 2016A, Rev., 5.00%, 12/1/2031	30	32
Kane Cook and DuPage Counties School District No. U-46 Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,751
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	22
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	69
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	70
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	43
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	80
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	105
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	121
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	135
Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	237
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	287
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	255
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	779
GO, AGM, 4.00%, 2/1/2031	830	881
GO, AGM, 4.00%, 2/1/2032	535	565
GO, AGM, 4.00%, 2/1/2033	500	523
McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	26
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2027	550	594
Series 2020B, Rev., 5.00%, 4/1/2028	650	711
Series 2020B, Rev., 5.00%, 4/1/2029	425	470
Series 2020B, Rev., 5.00%, 4/1/2030	250	279
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2020B, Rev., 5.00%, 4/1/2032	650	718
Series 2020B, Rev., 5.00%, 4/1/2033	675	742
Series 2020B, Rev., 5.00%, 4/1/2034	475	520
Peoria County Community Unit School District No. 323 GO, 4.00%, 4/1/2027	100	106
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2029	55	67
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	90	97
Series C, Rev., 5.50%, 1/1/2030	18,250	20,750
Series C, Rev., 5.50%, 1/1/2031	26,360	29,762
Series C, Rev., 5.25%, 1/1/2034	22,520	24,679
State of Illinois
Series A, GO, 5.00%, 10/1/2022	180	180
GO, 5.00%, 5/1/2023	120	122
Series 2018A, GO, 4.00%, 5/1/2024	50	51
Series D, GO, 5.00%, 11/1/2024	15,715	16,265
GO, 5.00%, 1/1/2025	700	726
GO, 5.00%, 11/1/2025	1,750	1,834
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,239
GO, 5.00%, 2/1/2026	4,900	5,150
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,484
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 1/1/2028	150	157
GO, 4.13%, 3/1/2028	30	30
GO, 4.50%, 2/1/2029	450	457
Series 2018A, GO, 5.00%, 5/1/2030	35	37
GO, 4.13%, 11/1/2031	40	40
Series 2022B, GO, 5.00%, 3/1/2032	10,000	10,891
GO, 4.00%, 6/1/2032	100	99
Series B, GO, 4.00%, 10/1/2032	2,300	2,274
Series 2022B, GO, 5.00%, 3/1/2033	12,500	13,502
Series 2020B, GO, 4.00%, 10/1/2033	1,690	1,653
Series 2021B, GO, 5.00%, 12/1/2033	3,000	3,221
Series 2022A, GO, 5.00%, 3/1/2034	10,765	11,563
Series 2022A, GO, 5.00%, 3/1/2035	12,000	12,839
Series 2021A, GO, 5.00%, 3/1/2036	5,940	6,299
Series B, GO, 4.00%, 12/1/2037	5,000	4,729
Series 2021A, GO, 4.00%, 3/1/2038	1,705	1,604
GO, 5.00%, 2/1/2039	2,255	2,294
Series 2021A, GO, 4.00%, 3/1/2039	2,975	2,780
Series 2021A, GO, 4.00%, 3/1/2040	1,300	1,206
Series C, GO, 4.00%, 11/1/2042	5,880	5,357
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	57

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2023	40	41
Series D, Rev., 5.00%, 6/15/2024	40	41
Series A, Rev., 4.00%, 6/15/2029	150	156
Village of Bolingbrook Series 2014A, AGM, 5.00%, 1/1/2032	150	158
Village of Bolingbrook, Capital Appreciation Series C, NATL - RE, Zero Coupon, 1/1/2023	2,195	2,174
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
AGM, 4.00%, 3/1/2026	620	648
AGM, 4.00%, 3/1/2027	375	396
AGM, 4.00%, 3/1/2028	1,000	1,055
Village of Westmont GO, 4.00%, 1/1/2027	45	48
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	1,010
GO, 4.00%, 1/1/2033	1,000	1,029
GO, 3.00%, 7/1/2036	1,700	1,569
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2032	500	575
GO, 5.00%, 12/15/2033	710	812
GO, 5.00%, 12/15/2034	915	1,043
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	43
Total Illinois		250,628
Indiana — 1.4%
Beech Grove Central School Building Corp., Unlimited Tax Series 2021A, 4.00%, 7/15/2034	160	169
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage 5.00%, 1/15/2028	10	11
Carmel Redevelopment Authority, Option Income Tax Lease Rental Series 2014B, 5.00%, 7/1/2023	25	26
City of Franklin, Otterbeit Homes
Series B, Rev., 5.00%, 7/1/2025	1,500	1,579
Series B, Rev., 5.00%, 7/1/2027	500	540
Series B, Rev., 5.00%, 7/1/2030	670	738
Series B, Rev., 5.00%, 7/1/2032	735	800
Series B, Rev., 4.00%, 7/1/2034	805	812
Series B, Rev., 4.00%, 7/1/2035	685	689
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	588
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,854
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,696
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,228
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	27
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,134
Rev., 5.00%, 2/1/2025	500	517
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2033	245	255
Rev., 4.00%, 1/15/2035	550	567
Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	65	71
Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	39
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 7/15/2027	320	275
Series 2019B, Rev., Zero Coupon, 1/15/2028	450	380
Series 2019B, Rev., Zero Coupon, 7/15/2028	50	42
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	456
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	587
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	586
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	566
Indiana Finance Authority
Series 2019A, Rev., 5.00%, 2/1/2033	30	34
Series 2019A, Rev., 5.00%, 2/1/2034	35	39
Indiana Finance Authority, DePauw University Project
Series A, Rev., 5.00%, 7/1/2026	365	389
Series A, Rev., 5.00%, 7/1/2027	520	562
Series A, Rev., 5.00%, 7/1/2028	760	829
Series A, Rev., 5.00%, 7/1/2029	1,395	1,527
Series A, Rev., 5.00%, 7/1/2030	1,400	1,539
Series A, Rev., 5.00%, 7/1/2031	1,530	1,683
Series A, Rev., 5.00%, 7/1/2032	1,625	1,786
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	107
Indiana Finance Authority, Educational Facilities, Valparaiso University Project
Rev., 5.00%, 10/1/2025	675	709
Rev., 4.00%, 10/1/2034	170	166
Indiana Finance Authority, First Lien, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	75
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	11
Series 2017B, Rev., 5.00%, 11/1/2032	25	27
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 5.00%, 11/1/2030	500	545
Series 2019A, Rev., 5.00%, 11/1/2031	1,020	1,103
Series 2019A, Rev., 5.00%, 11/1/2032	530	567
Series 2019A, Rev., 5.00%, 11/1/2033	1,110	1,183
Series 2019A, Rev., 5.00%, 11/1/2034	760	805
Series 2019A, Rev., 5.00%, 11/1/2035	665	702
Series 2019A, Rev., 4.00%, 11/1/2036	230	226
Series 2019A, Rev., 4.00%, 11/1/2037	335	326
Series 2019A, Rev., 4.00%, 11/1/2038	340	327
Series 2019A, Rev., 4.00%, 11/1/2039	355	334
Indiana Finance Authority, Marion General Hospital, Inc. Series 2021A, Rev., 4.00%, 7/1/2032	135	137
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Rev., 4.00%, 6/1/2034	120	120
Indiana Finance Authority, State Revolving Fund Program
Series C, Rev., 5.00%, 2/1/2023 (b)	3,000	3,034
Series 2017B, Rev., 5.00%, 2/1/2026	20	22
Series 2018A, Rev., 5.00%, 2/1/2035	100	111
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	483
Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	589
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,559
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	252
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	214
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,261
Metropolitan School District of Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	26
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	28
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	51
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 7/15/2024	1,255	1,310
Series 2019A, Rev., 5.00%, 7/15/2028	30	34
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	37
Total Indiana		53,101
Iowa — 0.1%
City of Cedar Rapids, Sewer Series 2019C, 4.00%, 6/1/2031	25	26
County of Linn
COP, 4.00%, 6/1/2030	490	521
COP, 4.00%, 6/1/2032	1,455	1,539
COP, 4.00%, 6/1/2034	600	631
COP, 4.00%, 6/1/2035	575	593
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 3.00%, 9/1/2022	315	315
Rev., 4.00%, 9/1/2025	115	110
Rev., 5.00%, 9/1/2026	85	83
Rev., 5.00%, 9/1/2028	200	192
Rev., 5.00%, 9/1/2030	110	103
Rev., 5.00%, 9/1/2031	100	93
Rev., 5.00%, 9/1/2036	440	386
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2031	30	34
Iowa Finance Authority, Unitypoint Health Series 2016E, Rev., 5.00%, 8/15/2023	435	445
State of Iowa, Special Obligation Rev., 5.00%, 6/15/2024	200	209
Total Iowa		5,280
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	59

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — 0.4%
Butler County, Unified School District No. 385 Andover, School Building 5.00%, 9/1/2034 (b)	790	886
City of Manhattan, Meadowlark Hills
Series 2021A, Rev., 4.00%, 6/1/2026	315	309
Series 2021A, Rev., 4.00%, 6/1/2027	330	322
Series 2021A, Rev., 4.00%, 6/1/2028	300	289
Series 2021A, Rev., 4.00%, 6/1/2036	500	443
Series 2021A, Rev., 4.00%, 6/1/2046	500	403
City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	25
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,041
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100	112
State of Kansas Department of Transportation
Series 2015B, Rev., 5.00%, 9/1/2029	5,150	5,500
Series B, Rev., 5.00%, 9/1/2035	4,625	4,872
Wyandotte County Unified School District No. 203 Piper
Series 2018A, GO, 5.00%, 9/1/2041	1,000	1,097
Series 2018A, GO, 5.00%, 9/1/2042	30	33
Total Kansas		17,332
Kentucky — 1.7%
City of Hazard, Appalachian Regional Healthcare Project
Rev., 4.00%, 7/1/2035	1,300	1,264
Rev., 4.00%, 7/1/2037	1,000	961
City of Hermiston
Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (d)	3,955	3,884
Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (d)	500	494
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, 3.70%, 8/1/2027	5,220	5,232
County of Carroll, Kentucky Environmental Facilities Series B, Rev., AMT, 2.13%, 10/1/2034	18,465	14,759
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,124
Kentucky Economic Development Finance Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2032	2,000	2,130
Series 2019A-1, Rev., 5.00%, 8/1/2035	500	526
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,716
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,887
Kentucky Municipal Power Agency, Prairie State Project Series A, Rev., NATL - RE, 5.00%, 9/1/2024	50	52
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	6,450	6,499
Series 2019C, Rev., 4.00%, 2/1/2028 (c)	10,300	10,288
Series 2022A-1, Rev., 4.00%, 8/1/2030 (c)	11,630	11,534
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2024	40	42
Warren County School District Finance Corp. Rev., 5.00%, 6/1/2025	100	106
Total Kentucky		65,498
Louisiana — 0.9%
City of Alexandria Series 2013A, Rev., 5.00%, 5/1/2023 (b)	1,400	1,425
City of Shreveport, Water and Sewer Series 2016B, Rev., 5.00%, 12/1/2031	75	82
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 5.00%, 12/1/2024	510	534
Series 2018C, Rev., 5.00%, 12/1/2025	835	888
Series 2018C, Rev., 5.00%, 12/1/2026	500	540
Series 2018C, Rev., 5.00%, 12/1/2028	400	445
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	338
Series C, Rev., 5.00%, 12/1/2029	1,500	1,661
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	560
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	557
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	494
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	338
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	443
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	472
Louisiana Public Facilities Authority, Materra Campus Project
Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	231
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,150
Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	381
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	353
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	386
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	590
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 5/15/2031	875	952
Rev., 5.00%, 5/15/2032	900	970
Rev., 5.00%, 5/15/2033	700	751
Rev., 5.00%, 5/15/2034	875	933
Louisiana Public Facilities Authority, Tulane University Project
Series 2016A, Rev., 5.00%, 12/15/2027	160	172
Series 2020A, Rev., 5.00%, 4/1/2034	500	543
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (b)	75	77
State of Louisiana
Series 2019A, Rev., 5.00%, 9/1/2022	30	30
Series 2019A, GO, 5.00%, 3/1/2035	13,000	14,502
Series 2019A, GO, 5.00%, 3/1/2038	3,470	3,823
Total Louisiana		34,621
Maine — 0.1%
City of Portland GO, 5.00%, 4/1/2024	25	26
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	25
Maine Health and Higher Educational Facilities Authority, Mainehealth
Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,078
Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,073
Series 2020A, Rev., 5.00%, 7/1/2035	500	535
Series 2020A, Rev., 4.00%, 7/1/2036	950	932
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	726
Total Maine		4,395
Maryland — 3.1%
City of Baltimore, Consolidated Public Improvement Series 2017B, 5.00%, 10/15/2027	2,000	2,245
City of Baltimore, Wastewater Projects Series 2017A, 5.00%, 7/1/2041	13,845	14,784
County of Anne Arundel, Consolidated General Improvements
5.00%, 10/1/2034	3,360	3,649
5.00%, 10/1/2035	2,395	2,598
5.00%, 10/1/2037	3,400	3,678
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
County of Anne Arundel, Consolidated Water and Sewer
5.00%, 10/1/2034	1,875	2,037
5.00%, 10/1/2035	1,925	2,088
County of Baltimore, Consolidated Public Improvement
5.00%, 3/1/2028	4,930	5,584
5.00%, 3/1/2029	5,540	6,264
5.00%, 3/1/2030	6,335	7,139
County of Baltimore, Metropolitan District, 2019 Crossover 5.00%, 11/1/2024	25	26
County of Baltimore, Metropolitan District, 80th Issue
5.00%, 3/1/2029	5,500	6,219
5.00%, 3/1/2030	5,665	6,384
5.00%, 3/1/2031	6,125	6,875
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2029	6,605	7,466
Series D, GO, 5.00%, 2/15/2030	4,780	5,399
County of Prince George's, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	11
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2040	875	792
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	143
Rev., 4.00%, 7/1/2040	215	203
Rev., 4.00%, 7/1/2045	800	729
Rev., 4.00%, 7/1/2050	1,295	1,148
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	988
Rev., 4.00%, 7/1/2036	1,000	987
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,257
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2029	150	160
Rev., 5.00%, 6/1/2031	175	186
Rev., 5.00%, 6/1/2033	200	211
Rev., 4.00%, 6/1/2034	350	334
Rev., 4.00%, 6/1/2035	475	450
Rev., 4.00%, 6/1/2037	445	415
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	61

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Rev., 4.00%, 6/1/2039	465	427
Rev., 4.00%, 6/1/2040	250	228
State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2027	2,000	2,203
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 3/15/2024	40	42
Series A, GO, 4.00%, 3/15/2030	22,225	23,514
State of Maryland, State and Local Facilities Loan of 2018 Series 2018A, GO, 5.00%, 3/15/2029	4,225	4,776
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., 5.00%, 6/1/2030	25	29
Total Maryland		121,668
Massachusetts — 2.7%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,259
City of Westfield, Municipal Purpose Loan GO, 5.00%, 10/15/2022	25	25
Commonwealth of Massachusetts
Series B, GO, 5.25%, 8/1/2023	10,000	10,269
Series A, GO, 5.00%, 7/1/2036	3,535	3,729
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,392
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	9,874
Commonwealth of Massachusetts, Consolidated Loan of 2016
Series 2016A, GO, 5.00%, 3/1/2032	1,000	1,033
Series J, GO, 4.00%, 12/1/2039	13,125	13,147
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	10,013
Series 2017A, GO, 5.00%, 4/1/2033	10,000	10,894
Series 2017D, GO, 5.00%, 2/1/2036	40	43
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018A, GO, 5.00%, 1/1/2040	35	38
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	34
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,428
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Massachusetts Bay Transportation Authority, Sales Tax
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	28
Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,853
Series 2005A, Rev., 5.00%, 7/1/2031	1,255	1,473
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,023
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	86
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series G, Rev., 5.00%, 7/15/2023 (d)	120	122
Series G, Rev., 5.00%, 7/15/2024 (d)	130	134
Series G, Rev., 5.00%, 7/15/2025 (d)	120	125
Series G, Rev., 5.00%, 7/15/2027 (d)	320	340
Series G, Rev., 5.00%, 7/15/2029 (d)	600	647
Series G, Rev., 5.00%, 7/15/2031 (d)	675	703
Series G, Rev., 5.00%, 7/15/2032 (d)	400	412
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	399
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	484
Rev., 5.00%, 7/1/2030	720	786
Rev., 5.00%, 7/1/2031	620	671
Rev., 5.00%, 7/1/2032	770	828
Rev., 5.00%, 7/1/2033	800	854
Rev., 5.00%, 7/1/2034	550	583
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	738
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	753
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	701
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,396
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,262
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,385
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,384
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated
Series A, Rev., 5.00%, 1/1/2028	3,765	4,231
Series 2019C, Rev., 5.00%, 1/1/2035	40	44
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,277
Series C, Rev., 5.00%, 8/1/2030	55	61
Series B, Rev., AGM, 5.25%, 8/1/2036	20	24
Town of Stoughton, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	35	35
GO, 4.00%, 10/15/2038	50	50
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	117
Total Massachusetts		107,187
Michigan — 1.1%
Bendle Public School District, Unlimited Tax Q-SBLF, 4.00%, 5/1/2035	40	41
Cadillac Area Public Schools, Unlimited Tax Q-SBLF, 5.00%, 5/1/2041	45	50
Caledonia Community Schools, Unlimited Tax Q-SBLF, 4.00%, 5/1/2044	70	69
City of Grand Rapids, Sanitary Sewer System
Rev., 5.00%, 1/1/2027	400	431
Rev., 5.00%, 1/1/2028	325	350
Rev., 5.00%, 1/1/2029	350	376
Rev., 5.00%, 1/1/2032	750	804
Rev., 5.00%, 1/1/2033	1,400	1,501
Rev., 5.00%, 1/1/2036	25	27
Rev., 5.00%, 1/1/2036	160	178
Rev., 5.00%, 1/1/2038	35	38
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	93
Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	25
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,505	2,447
Rev., 5.00%, 5/15/2037	4,575	4,486
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2030	1,350	1,534
GO, AGM, 5.00%, 11/1/2032	1,500	1,690
GO, AGM, 5.00%, 11/1/2034	1,045	1,163
GO, AGM, 5.00%, 11/1/2035	1,500	1,665
Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	50
Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	36
Holland School District GO, AGM, 4.00%, 5/1/2035	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	51
Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	29
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	38
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 2.63%, 5/15/2025	1,150	1,104
Rev., 2.88%, 5/15/2026	1,545	1,472
Lansing Community College, Building and Site, Limited Tax
GO, 5.00%, 5/1/2030	600	669
GO, 5.00%, 5/1/2032	635	704
Lawrence Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2026	30	31
Macomb Interceptor Drain Drainage District, Limited Tax GO, 5.00%, 5/1/2028	85	96
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	494
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	15	16
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2035	1,900	1,874
Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	454
Michigan Finance Authority, Lawrence Technological University
Series 2022, Rev., 4.00%, 2/1/2027	50	50
Series 2022, Rev., 4.00%, 2/1/2032	95	91
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series 2014D-4, Rev., 5.00%, 7/1/2034	50	52
Michigan Finance Authority, Trinity Health Corp. Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	976
Michigan Finance Authority, Trinity Health Credit Group
Series 2019MI-1, Rev., 5.00%, 12/1/2024	30	32
Series 2017MI, Rev., 5.00%, 12/1/2027	50	55
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	138
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,866
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	140
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	63

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,111
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2022	185	185
Rev., 4.00%, 11/15/2023	185	185
Rev., 4.00%, 11/15/2024	585	581
Rev., 5.00%, 11/15/2029	1,700	1,739
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,314
Novi Community School District, School Building and Site, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	34
Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	51
Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	28
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	25
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,537
University of Michigan
Series 2019A, Rev., 5.00%, 4/1/2029	25	29
Rev., 5.00%, 4/1/2031	15	16
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	28
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	27
Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	42
Total Michigan		41,496
Minnesota — 0.5%
City of Brainerd Series 2016A, 5.00%, 10/1/2024	10	10
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,017
Series 2018A, Rev., 4.00%, 11/15/2038	750	723
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,823
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,039
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	27
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	227
Rev., 4.00%, 12/1/2040	200	179
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	355	333
Series 2021A, Rev., 4.00%, 7/1/2041	445	379
County of Douglas, Law Enforcement Center Series 2019B, GO, 5.00%, 2/1/2028	5	6
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 4.00%, 7/1/2031	800	781
Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,377
Series 2021A, Rev., 4.00%, 7/1/2041	930	821
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	192
Series 2019B, COP, 5.00%, 2/1/2024	215	222
Series 2019B, COP, 5.00%, 2/1/2025	190	201
Series 2019B, COP, 5.00%, 2/1/2026	200	215
Series 2019B, COP, 5.00%, 2/1/2027	185	202
Series 2019B, COP, 5.00%, 2/1/2028	175	194
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,543
Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	147
Mahnomen Independent School District No. 432 Series 2016A, GO, 2.00%, 2/1/2029	25	23
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	108
Series A, Rev., 5.00%, 1/1/2026	25	27
Series A, Rev., 5.00%, 1/1/2027	85	94
Series A, Rev., 5.00%, 1/1/2032	35	38
Series 2019A, Rev., 5.00%, 1/1/2034	50	55
Minnesota Municipal Gas Agency
Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2026	1,000	1,021
Series 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	535	546
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	10
State of Minnesota, Various Purpose Series 2019A, GO, 5.00%, 8/1/2035	30	34
Total Minnesota		18,614
Mississippi — 1.1%
City of Tupelo GO, 4.00%, 12/1/2030	545	580
Mississippi Development Bank, Community College Improvement Project
Rev., 4.00%, 3/1/2034	230	238
Rev., 4.00%, 3/1/2036	250	254
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	35	37
Mississippi Development Bank, Department of Transportation, Industrial Development Authority Series 2015A, Rev., 5.00%, 1/1/2026	35	37
Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	103
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	30	30
Mississippi Development Bank, Rankin County School District Project Rev., 3.50%, 6/1/2042	450	414
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (b)	5,030	5,339
Series 2018A, GO, 5.00%, 11/1/2026 (b)	11,595	12,779
Series 2019B, GO, 5.00%, 10/1/2033	30	34
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,396
State of Mississippi, Gaming Tax
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,071
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,627
Total Mississippi		43,939
Missouri — 1.0%
City of Bridgeton Series 2021A, 4.00%, 12/1/2031	115	121
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5
Columbia School District 4.00%, 3/1/2030	1,595	1,690
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	26
County of St. Louis, Special Obligation Series 2021F, Rev., 5.00%, 12/1/2024	35	37
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	229
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group
Series 2019A, Rev., 5.00%, 11/15/2032	135	148
Series 2019A, Rev., 5.00%, 11/15/2038	250	268
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	574
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,474
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,027
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	109
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series 2014A, Rev., 4.00%, 6/1/2023	100	101
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc.
Rev., 5.00%, 11/15/2034	1,000	1,071
Rev., 5.00%, 11/15/2035	1,350	1,437
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2022	540	540
Rev., 5.00%, 9/1/2024	300	307
Rev., 5.00%, 9/1/2025	315	326
Rev., 5.00%, 9/1/2026	620	648
Rev., 5.00%, 9/1/2029	1,420	1,515
Rev., 5.00%, 9/1/2031	100	105
Industrial Development Authority of the City of St. Louis Missouri, Innovation District Series 2022, Rev., 5.00%, 5/15/2041	2,815	2,847
Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	37
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,344
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,409
Series 2019C, Rev., 5.00%, 3/1/2033	2,485	2,716
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	7,478
Series 2015B, Rev., 5.00%, 5/1/2031	530	562
Series B, Rev., 5.00%, 5/1/2032	1,900	2,015
Series B, Rev., 5.00%, 5/1/2033	4,430	4,698
Series B, Rev., 5.00%, 5/1/2034	2,000	2,121
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	65

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Series B, Rev., 5.00%, 5/1/2035	2,125	2,253
Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	26
St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	16
Total Missouri		40,280
Montana — 0.7%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	327
Series 2019A, Rev., 5.00%, 7/1/2027	535	594
Series 2019A, Rev., 5.00%, 7/1/2028	480	542
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,128
Series 2019A, Rev., 5.00%, 7/1/2030	690	776
Series 2019A, Rev., 5.00%, 7/1/2031	870	974
Series 2019A, Rev., 5.00%, 7/1/2032	720	803
Series 2019A, Rev., 5.00%, 7/1/2033	565	626
Series 2019A, Rev., 5.00%, 7/1/2034	545	600
Series 2019A, Rev., 5.00%, 7/1/2035	550	603
Series 2019A, Rev., 5.00%, 7/1/2036	800	875
Series 2019A, Rev., 5.00%, 7/1/2038	850	926
Series 2019A, Rev., 5.00%, 7/1/2039	840	913
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,397
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,808
Gallatin County School District No. 44 Belgrade, School Building
GO, 5.00%, 6/1/2027	205	227
GO, 5.00%, 6/1/2028	250	280
GO, 4.00%, 6/1/2029	290	311
GO, 4.00%, 6/1/2030	230	245
GO, 4.00%, 6/1/2031	370	392
GO, 4.00%, 6/1/2032	255	268
GO, 4.00%, 6/1/2033	155	162
GO, 4.00%, 6/1/2034	175	182
GO, 4.00%, 6/1/2035	270	280
GO, 4.00%, 6/1/2036	300	310
GO, 4.00%, 6/1/2037	410	422
GO, 4.00%, 6/1/2038	375	378
GO, 4.00%, 6/1/2039	385	387
Montana Facility Finance Authority, School Health System
Series 2019A, Rev., 4.00%, 1/1/2035	4,000	4,027
Series 2019A, Rev., 4.00%, 1/1/2036	3,000	3,008
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Montana — continued
Series 2019A, Rev., 4.00%, 1/1/2038	465	459
Montana State Board of Regents, Montana State University Series 2019B, Rev., 5.00%, 11/15/2028	55	62
Total Montana		26,292
Nebraska — 1.3%
Central Plains Energy Project, Gas Project No. 3
5.25%, 9/1/2037	100	100
Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,579
Central Plains Energy Project, Gas Project No. 4 Series 2018A, 5.00%, 3/1/2050 (c)	9,000	9,208
City of Columbus, Combined Utilities System 5.00%, 6/15/2027	145	161
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	43
Series 2020A, Rev., 5.00%, 9/1/2033	30	34
City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	119
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	1,920
City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	79
County of Cherry, Limited Tax 3.00%, 12/15/2023	15	15
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2026	400	432
Series 2020A, Rev., 5.00%, 11/15/2029	285	319
Series 2020A, Rev., 5.00%, 11/15/2030	225	253
Series 2020A, Rev., 5.00%, 11/15/2031	275	302
Series 2020A, Rev., 5.00%, 11/15/2033	625	674
Series 2020A, Rev., 5.00%, 11/15/2034	600	643
Series 2020A, Rev., 4.00%, 11/15/2035	550	543
Series 2020A, Rev., 4.00%, 11/15/2036	425	419
Series 2020A, Rev., 4.00%, 11/15/2037	525	514
Series 2020A, Rev., 4.00%, 11/15/2038	600	586
Series 2020A, Rev., 4.00%, 11/15/2039	600	585
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine
Rev., 5.00%, 5/15/2023	75	76
Rev., 5.00%, 5/15/2031	25	27
Douglas County School District No. 001, Omaha Public
GO, 4.00%, 12/15/2041	10,000	9,768
GO, 4.00%, 12/15/2042	10,000	9,663
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Douglas County School District No. 010, Elkhorn Public Schools
GO, 5.00%, 12/15/2026	400	442
GO, 5.00%, 12/15/2027	175	197
GO, 5.00%, 12/15/2028	180	206
GO, 5.00%, 12/15/2029	250	289
GO, 5.00%, 12/15/2030	450	519
GO, 5.00%, 12/15/2031	325	373
GO, 4.00%, 12/15/2032	165	176
GO, 4.00%, 12/15/2033	185	197
GO, 4.00%, 12/15/2034	350	368
GO, 4.00%, 12/15/2035	350	363
Municipal Energy Agency of Nebraska, Power Supply System Series 2022A, Rev., 5.00%, 4/1/2030	180	205
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	151
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	987
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,232
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,269
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	25
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	40
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,368
Series 2017A, Rev., 5.00%, 2/1/2036	1,750	1,912
Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,179
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	540
Total Nebraska		51,100
Nevada — 0.4%
Clark County School District, Limited Tax Series 2017A, 5.00%, 6/15/2026	2,080	2,258
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, 5.00%, 7/1/2026	110	120
County of Clark, Flood Control Crossover, Limited Tax 5.00%, 11/1/2024	200	211
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, 4.00%, 7/1/2033	75	77
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, 5.00%, 7/1/2024	200	208
Series 2015C, 5.00%, 7/1/2027	195	216
County of Clark, Southern California Edison Co. Series 2008 A, Rev., 2.10%, 6/1/2031	1,215	1,025
County of Clark, Stadium Improvement, Limited Tax
Series 2018A, 5.00%, 6/1/2026	1,985	2,163
Series 2018A, 5.00%, 6/1/2027	1,225	1,360
Series 2018A, 5.00%, 6/1/2028	1,165	1,316
Series 2018A, 5.00%, 6/1/2030	4,030	4,525
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	88
Rev., 5.00%, 2/1/2042	150	163
Las Vegas Valley Water District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2030	40	46
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	27
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	47
Total Nevada		13,850
New Hampshire — 0.1%
New Hampshire Business Finance Authority, St. Luke's University Health Network Project
Rev., 5.00%, 8/15/2033	2,440	2,660
Rev., 5.00%, 8/15/2034	800	865
Total New Hampshire		3,525
New Jersey — 4.1%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, AGM, 5.00%, 7/1/2034	60	67
Series 2021A, AGM, 5.00%, 7/1/2035	75	83
Bergen County Improvement Authority (The), Guaranteed Governmental Loan GTD, 5.00%, 8/15/2034	50	56
Burlington County Bridge Commission, Governmental Leasing Program 5.00%, 4/15/2030	950	1,061
City of Jersey, General Improvement Series 2017A, GO, 5.00%, 11/1/2026	85	93
County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	76
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	67

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	89
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project Series 2019A, Rev., 4.00%, 8/1/2035	25	26
Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	25
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 4.00%, 7/1/2034	200	197
New Jersey Economic Development Authority, School Facilities Construction
Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,004
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,165
Series 2021QQQ, Rev., 5.00%, 6/15/2033	300	326
Series 2021QQQ, Rev., 4.00%, 6/15/2034	500	492
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,072
Series 2021QQQ, Rev., 4.00%, 6/15/2035	400	392
Series 2021QQQ, Rev., 4.00%, 6/15/2036	575	561
Series 2021QQQ, Rev., 4.00%, 6/15/2037	640	622
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,075
New Jersey Economic Development Authority, State Police Barracks Project Rev., 5.00%, 6/15/2023	75	76
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,457
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,137
New Jersey Educational Facilities Authority, Stevens Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2034	265	285
Series 2020A, Rev., 5.00%, 7/1/2035	570	611
Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,172
New Jersey Transportation Trust Fund Authority
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,151
Series 2020AA, Rev., 4.00%, 6/15/2035	870	852
Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	1,952
Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	2,915
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	966
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	11,302
Series A, Rev., 5.00%, 6/15/2029	10,000	10,743
Series 2018A, Rev., 5.00%, 6/15/2030	6,850	7,341
Series A, Rev., 5.00%, 6/15/2031	5,000	5,342
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,061
Series A, Rev., 4.00%, 6/15/2041	2,000	1,885
Series A, Rev., 4.00%, 6/15/2042	3,000	2,806
New Jersey Transportation Trust Fund Authority, Transportation System Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,034
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	108
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	25,360	27,064
GO, 4.00%, 6/1/2032	31,780	33,923
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	3,645	3,801
Series 2018A, Rev., 5.00%, 6/1/2025	3,500	3,719
Series 2018A, Rev., 5.00%, 6/1/2026	3,500	3,778
Series 2018A, Rev., 5.00%, 6/1/2028	3,000	3,279
Series 2018A, Rev., 5.00%, 6/1/2029	4,500	4,888
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	996
Township of Harrison GO, 4.00%, 8/1/2023	25	25
Township of Hazlet GO, 4.00%, 8/1/2023	25	25
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	36
Township of Mount Laurel GO, 4.00%, 4/15/2023	25	25
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,554
Washington Borough Board of Education Series 2021, GO, AGM, 4.00%, 7/15/2031	25	27
Total New Jersey		160,818
New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
5.00%, 8/1/2030	800	903
5.00%, 8/1/2031	850	955
5.00%, 8/1/2032	1,050	1,175
5.00%, 8/1/2033	1,385	1,540
5.00%, 8/1/2035	1,980	2,178
Baltimore County, Gross Receipts Tax Series B, NATL - RE - IBC, 5.70%, 4/1/2027	820	886
City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	52
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt Series 2019C-1, Rev., 4.00%, 6/15/2035	25	26
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	188
Total New Mexico		7,903
New York — 12.6%
Bedford Central School District, Boces Project 4.00%, 7/1/2032	45	49
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	685	640
Rev., 4.00%, 7/1/2036	1,440	1,281
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
4.00%, 11/1/2035	515	511
4.00%, 11/1/2040	1,035	995
Build NYC Resource Corp., Global Community Charter School
Series 2022A, 4.00%, 6/15/2032	135	133
Series 2022A, 5.00%, 6/15/2042	365	371
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, 5.00%, 7/1/2032	100	105
Series 2022A, 5.00%, 7/1/2042	300	304
Series 2022-A, 5.00%, 7/1/2052	350	351
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, 4.00%, 6/15/2041	240	210
Series 2021A, 4.00%, 6/15/2051	320	263
City of Buffalo Series 2021-A, GO, 5.00%, 4/1/2026	200	216
City of New York, Fiscal Year 2006 Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	20
City of New York, Fiscal Year 2013 Series 2013J, GO, 5.00%, 8/1/2023	55	56
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	9,854
City of New York, Fiscal Year 2016
Series C, GO, 5.00%, 8/1/2023	50	51
Series E, GO, 5.00%, 8/1/2023	75	77
City of New York, Fiscal Year 2017 Series 2017B-1, GO, 5.00%, 12/1/2022	30	30
City of New York, Fiscal Year 2018
Series A, GO, 4.00%, 8/1/2023	50	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,269
City of New York, Fiscal Year 2020
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	28
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	97
County of Suffolk Series 2017D, GO, 5.00%, 10/15/2026	105	114
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	880	918
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	27
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 5/1/2027	65	66
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2037	50	54
Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	865	845
Hyde Park Central School District GO, 4.00%, 6/15/2034	125	129
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2034	5,000	5,505
Rev., 5.00%, 9/1/2035	3,000	3,295
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,323
Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	5,337
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,106
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	48
Series 2016B-1, Rev., 5.00%, 11/15/2025	150	162
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2032	675	740
Rev., 5.00%, 5/1/2033	810	885
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	636
New York City Municipal Water Finance Authority, Water & Sewer System Subseries CC-2, Rev., 4.00%, 6/15/2042	5,000	4,858
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	52
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	69

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series S-1, Rev., 5.00%, 7/15/2040	45	47
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	32
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	74
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	45
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	47
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	27
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	49
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	28
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	28
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	4,980
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	195
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014A-1, Rev., 5.00%, 11/1/2022	35	35
Series 2014B-1, Rev., 5.00%, 11/1/2026	40	42
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	57
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	104
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 202, Rev., 5.00%, 2/1/2031	30	32
Series E-1, Rev., 5.00%, 2/1/2035	7,295	7,735
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,217
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,532
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	7,582
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	27
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	10,809
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	40
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	2,695
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2022	40	40
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	50
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	33
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,271
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020-I, Rev., 5.00%, 11/1/2022	25	25
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	33
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	27
Series C-3, Rev., 5.00%, 5/1/2039	70	76
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	137
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	39
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	5,000	5,332
Series 2015AA, Rev., 4.00%, 6/15/2044	25	24
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series EE, Rev., 5.00%, 6/15/2036	5,000	5,382
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018EE, Rev., 5.00%, 6/15/2035	35	37
Series 2018FF, Rev., 5.00%, 6/15/2040	50	54
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	38
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,498
Series 2020AA, Rev., 5.00%, 6/15/2040	25	27
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	153
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	1,827
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2025	2,000	2,134
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	719
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,075
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,238
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,549
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,447
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,254
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,295
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2016B, Rev., AGM - CR, Zero Coupon, 11/15/2052	10,625	2,333
New York Liberty Development Corp., Secured by Port Authority
Series 2021, Rev., 2.25%, 2/15/2041	4,500	3,263
Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,829
Rev., 2.75%, 2/15/2044	2,000	1,471
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	725	659
New York State Dormitory Authority, Columbia University
Series 2016A-2, Rev., 5.00%, 10/1/2024	15	16
Series 2016A-1, Rev., 5.00%, 10/1/2026	70	77
New York State Dormitory Authority, Cornell University Series 2019A, Rev., 5.00%, 7/1/2025	65	70
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	3,816
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	52
Series 2017A, Rev., 4.00%, 7/1/2035	25	25
Series 2017A, Rev., 4.00%, 7/1/2036	75	76
Series 2019A, Rev., 5.00%, 7/1/2036	45	50
Series 2017A, Rev., 4.00%, 7/1/2037	45	45
Series 2016A, Rev., 5.00%, 7/1/2039	140	150
Series 2019A, Rev., 5.00%, 7/1/2039	25	27
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,368
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	17,009
New York State Dormitory Authority, Rockefeller University (The) Series 2019B, Rev., 5.00%, 7/1/2050	2,500	2,683
New York State Dormitory Authority, School Districts Financing Program
Series 2019A, Rev., 5.00%, 4/1/2028	80	89
Series 2018A, Rev., 5.00%, 10/1/2030	25	27
Series 2018A, Rev., 5.00%, 10/1/2031	75	81
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	3,000	3,038
Series 2016D, Rev., 5.00%, 2/15/2023 (b)	25	25
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	15	16
Series 2014A, Rev., 5.00%, 2/15/2027	20,000	20,732
Series 2012A, Rev., 5.00%, 2/15/2028	10,000	10,363
Series 2012A, Rev., 5.00%, 12/15/2028	20,000	20,144
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,164
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	4,935
Series 2015E, Rev., 5.00%, 3/15/2030	30	32
Series 2021A, Rev., 5.00%, 3/15/2030	7,570	8,719
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,729
Series 2019A, Rev., 5.00%, 3/15/2033	95	106
Series 2015B, Rev., 5.00%, 2/15/2039	50	52
Series 2017B, Rev., 5.00%, 2/15/2041	80	85
Series 2017B, Rev., 5.00%, 2/15/2042	30	32
Series 2019A, Rev., 5.00%, 3/15/2042	25	27
Series 2019A, Rev., 5.00%, 3/15/2043	95	102
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2028	25	26
Series 2015B, Rev., 5.00%, 3/15/2029	45	48
Series 2018C, Rev., 5.00%, 3/15/2029	40	45
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	5,685
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	8,558
Series A, Rev., 5.00%, 3/15/2031	5,000	5,170
Series B, Rev., 5.00%, 3/15/2031	6,600	7,052
Series 2014A, Rev., 5.00%, 3/15/2032	13,710	14,172
Series 2016A, Rev., 5.00%, 3/15/2032	35	38
Series 2016A, Rev., 5.00%, 3/15/2033	70	75
Series 2015B, Rev., 5.00%, 3/15/2038	80	85
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	10,820
Series B, Rev., 5.00%, 3/15/2039	13,080	13,858
Series 2018A, Rev., 5.00%, 3/15/2041	135	144
Series 2018E, Rev., 5.00%, 3/15/2041	225	242
Series 2018A, Rev., 5.00%, 3/15/2044	30	32
New York State Dormitory Authority, State University Dormitory Facilities
Series 2017A, Rev., 5.00%, 7/1/2029	1,100	1,205
Series 2018A, Rev., 5.00%, 7/1/2029	1,000	1,132
Series 2017A, Rev., 5.00%, 7/1/2030	750	821
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,463
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	4,957
Series 2018A, Rev., 5.00%, 7/1/2032	3,130	3,488
Series 2017A, Rev., 5.00%, 7/1/2037	230	247
New York State Dormitory Authority, State University of New York Dormitory Facilities
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	5	6
Series 2017A, Rev., 5.00%, 7/1/2042	20	21
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	71

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,108
Series 2017E, Rev., 4.00%, 6/15/2037	40	40
Series 2019B, Rev., 5.00%, 6/15/2039	150	165
Series 2018B, Rev., 5.00%, 6/15/2043	50	54
New York State Environmental Facilities Corp., State Revolving Fund Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,513
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2027	1,250	1,371
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	4,817
Series 2019B, Rev., 4.00%, 1/1/2045	3,900	3,681
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	11,000	11,985
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013A-1, Rev., 4.00%, 3/15/2023	25	25
Series 2016A, Rev., 5.00%, 3/15/2024	10	10
Series 2017C, Rev., 5.00%, 3/15/2027	5,750	6,347
Series 2013C, Rev., 5.00%, 3/15/2032	30	30
Series 2015A, Rev., 5.00%, 3/15/2033	60	64
Series 2019A, Rev., 5.00%, 3/15/2035	25	27
Series 2019A, Rev., 5.00%, 3/15/2037	35	38
Series 2019A, Rev., 5.00%, 3/15/2038	45	49
Series 2019A, Rev., 5.00%, 3/15/2041	70	76
New York State Urban Development Corp., State Sales Tax Series 2021 A, Rev., 4.00%, 3/15/2046	2,000	1,897
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	5,000	5,168
Rev., AMT, 4.00%, 10/1/2030	5,350	5,267
Rev., AMT, 5.00%, 1/1/2036	9,900	10,177
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	160
Port Authority of New York and New Jersey Series 224, Rev., 4.00%, 7/15/2041	220	215
Port Authority of New York and New Jersey, Consolidated
Series 179, Rev., 5.00%, 12/1/2023	50	52
Series 179, Rev., 5.00%, 12/1/2025	50	52
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	854
Series 209, Rev., 5.00%, 7/15/2035	125	137
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	2,748
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,565
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	70
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	80	84
Triborough Bridge and Tunnel Authority Series D, Rev., 4.00%, 11/15/2038	4,000	3,922
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013B, Rev., 5.00%, 11/15/2023	90	93
Series 2016A, Rev., 5.00%, 11/15/2023	20	21
Series 2017C-1, Rev., 5.00%, 11/15/2024	110	116
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	162
Series 2012B, Rev., 5.00%, 11/15/2026	240	241
Series B, Rev., 5.00%, 11/15/2030	2,500	2,512
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,155
Utility Debt Securitization Authority
Series 2016B, Rev., 5.00%, 6/15/2025	50	51
Rev., 5.00%, 12/15/2036	5,250	5,563
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,369
Utility Debt Securitization Authority, Federally Tax-Exempt
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,550
Series TE, Rev., 5.00%, 12/15/2032	3,500	3,612
Wantagh Union Free School District Series 2013A, GO, 5.00%, 9/1/2022	30	30
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037 (e)	260	270
Series 2022B, Rev., 5.00%, 1/1/2041 (e)	250	257
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	3,765	3,527
Series 2021C, Rev., 3.20%, 7/1/2028 (d)	13,350	12,128
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (d)	10,450	8,968
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.00%, 7/1/2040	1,000	898
Total New York		492,604
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 1.4%
City of Charlotte Series 2016A, 5.00%, 7/1/2029	1,050	1,150
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
5.00%, 7/1/2031	25	28
Series A, 5.00%, 7/1/2034	25	27
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	28
City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	418
County of Buncombe, Limited Obligation Series 2020A, 5.00%, 6/1/2033	25	29
County of Chatham, Limited Obligation 5.00%, 11/1/2026	1,880	1,984
County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	20
County of Duplin Rev., 5.00%, 6/1/2032	125	144
County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	45
County of Onslow, Public Facilities Company Ltd., Limited Obligation
Rev., 5.00%, 10/1/2026	25	28
Rev., 4.00%, 10/1/2032	340	353
North Carolina Capital Facilities Finance Agency, High Point University
Rev., 5.00%, 5/1/2031	500	561
Rev., 4.00%, 5/1/2032	1,000	1,020
Rev., 4.00%, 5/1/2033	2,210	2,244
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.
Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,195
Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,494
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	680
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	391
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group
Rev., 4.00%, 10/1/2035	650	615
Rev., 4.00%, 10/1/2040	600	548
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,800	13,531
North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	87
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	33
Series 2020B, Rev., 5.00%, 5/1/2029	25	28
Series 2020B, Rev., 5.00%, 5/1/2031	75	87
Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	2,836
State of North Carolina Rev., 5.00%, 3/1/2034	15,345	16,939
University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	50
University of North Carolina, Hospital at Chapel Hill Rev., 5.00%, 2/1/2032	25	27
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2032	1,285	1,428
Rev., 5.00%, 2/1/2033	850	940
Rev., 5.00%, 2/1/2034	1,240	1,366
Rev., 5.00%, 2/1/2036	1,385	1,516
Rev., 4.00%, 2/1/2040	500	474
Rev., 4.00%, 2/1/2045	1,750	1,604
Total North Carolina		53,948
North Dakota — 0.0% ^
City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	302
Ohio — 2.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
5.00%, 11/15/2028	130	142
5.00%, 11/15/2029	275	303
5.00%, 11/15/2030	350	387
5.00%, 11/15/2031	300	329
5.00%, 11/15/2032	350	380
American Municipal Power, Inc., Fremont Energy Center Project Series 2021A, 4.00%, 2/15/2036	1,975	1,974
American Municipal Power, Inc., Solar Electricity Prepayment Project
Series 2019A, 5.00%, 2/15/2024	225	233
Series 2019A, 5.00%, 2/15/2025	160	169
Series 2019A, 5.00%, 2/15/2026	200	216
Series 2019A, 5.00%, 2/15/2027	250	274
Series 2019A, 5.00%, 2/15/2028	225	251
Bowling Green State University, General Receipts
Series 2020A, 5.00%, 6/1/2033	375	419
Series 2020A, 5.00%, 6/1/2034	450	501
Series 2020A, 5.00%, 6/1/2035	650	721
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, 5.00%, 6/1/2034	1,000	1,080
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	73

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2020A-2, 4.00%, 6/1/2037	2,000	1,978
Series 2020A-2, 4.00%, 6/1/2039	2,000	1,957
City of Cincinnati, Water System Series B, 5.00%, 12/1/2023	30	31
City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	425	459
City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	27
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2032	340	370
Series 2020A, Rev., 5.00%, 8/1/2033	325	351
Series 2020A, Rev., 5.00%, 8/1/2034	355	381
Series 2020A, Rev., 4.00%, 8/1/2041	905	851
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
5.00%, 7/1/2031	200	228
5.00%, 7/1/2032	225	255
5.00%, 7/1/2033	250	282
5.00%, 7/1/2034	200	224
5.00%, 7/1/2035	200	224
5.00%, 7/1/2036	300	335
4.00%, 7/1/2037	200	202
4.00%, 7/1/2038	250	252
4.00%, 7/1/2039	280	281
4.00%, 7/1/2040	200	198
4.00%, 7/1/2046	750	711
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, 5.00%, 12/1/2031	3,000	3,239
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	1,200	1,213
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	229
Series 2020B, Rev., 4.00%, 7/1/2029	265	268
Series 2020B, Rev., 4.00%, 7/1/2030	875	877
Series 2020B, Rev., 4.00%, 7/1/2031	925	917
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,416
Series 2020B, Rev., 4.00%, 7/1/2033	385	375
Series 2020B, Rev., 4.00%, 7/1/2034	475	460
Series 2020B, Rev., 4.00%, 7/1/2035	365	352
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	5,491
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	54
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	225	216
Rev., 5.00%, 5/1/2030	500	489
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2046	950	882
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2019A, Rev., 5.00%, 7/1/2027	840	907
Series 2013A, Rev., 5.00%, 7/1/2028	1,200	1,224
Series 2013A, Rev., 5.75%, 7/1/2028	750	770
Series 2019A, Rev., 5.00%, 7/1/2031	250	273
Series 2019A, Rev., 4.00%, 7/1/2033	920	936
Series 2013A, Rev., 5.75%, 7/1/2033	1,400	1,437
Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Construction and Improvement GO, 5.00%, 1/15/2023	50	50
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014A, Rev., 2.40%, 10/1/2029 (c)	1,820	1,656
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	500	521
Rev., 5.00%, 12/1/2032	395	412
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	96
Rev., 3.00%, 11/1/2025	605	574
Rev., 3.00%, 11/1/2026	585	546
Rev., 3.00%, 11/1/2027	645	593
Rev., 3.00%, 11/1/2028	655	590
Rev., 5.00%, 11/1/2034	1,520	1,483
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,219
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	750
Rev., 5.00%, 3/1/2034	3,000	3,032
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2033	500	546
Rev., 5.00%, 5/1/2034	520	566
Rev., 5.00%, 5/1/2035	440	477
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Rev., 5.00%, 5/1/2036	460	498
Rev., 4.00%, 5/1/2037	695	659
Rev., 4.00%, 5/1/2039	680	635
Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	23
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series 2018A, Rev., 5.00%, 2/15/2030	50	56
Series 2022A, Rev., 5.00%, 2/15/2032 (e)	4,000	4,621
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	60
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	28
Series 2019B, Rev., 5.00%, 12/1/2035	55	62
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	217
Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series 2018A, GO, 5.00%, 12/15/2026	1,000	1,103
State of Ohio Series 2014A, GO, 5.00%, 9/15/2022	25	25
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2017A, Rev., 5.00%, 4/1/2027 (b)	760	845
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects Series B, Rev., 5.00%, 10/1/2022	1,495	1,498
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	39
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	1,978
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	187
State of Ohio, Major New Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	8,163
Series 1, Rev., 5.00%, 12/15/2029	7,000	7,603
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2037	1,700	1,669
Total Ohio		82,081
Oklahoma — 0.3%
Grand River Dam Authority Series 2016A, Rev., 5.00%, 6/1/2031	60	65
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project
Rev., 4.00%, 9/1/2027	600	630
Rev., 4.00%, 9/1/2028	675	712
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	26
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	250	251
Rev., 5.00%, 10/1/2023	180	185
Rev., 5.00%, 10/1/2025	510	543
Rev., 5.00%, 10/1/2026	500	542
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	5,828
Oklahoma Turnpike Authority, Second Senior
Series 2017C, Rev., 5.00%, 1/1/2036	25	27
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,124
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	31
University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	50
Total Oklahoma		11,014
Oregon — 1.0%
City of Medford, Limited Tax GO, 5.00%, 7/15/2023 (b)	25	26
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	727
City of Portland, Sewer System, Second Lien Series 2019A, Rev., 5.00%, 3/1/2031	85	98
City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2031	45	52
City of Salem GO, 5.00%, 6/1/2029	2,055	2,321
City of Tualatin GO, 5.00%, 6/15/2028	15	17
Hillsboro School District No. 1J
GO, 5.00%, 6/15/2026	4,000	4,366
Series 2017, GO, 5.00%, 6/15/2027	1,470	1,635
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	364
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	208
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	75

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Series 2020A, Rev., 5.00%, 10/1/2025	200	211
Series 2020A, Rev., 5.00%, 10/1/2026	125	134
Series 2020A, Rev., 5.00%, 10/1/2027	150	162
Series 2020A, Rev., 5.00%, 10/1/2028	175	190
Series 2020A, Rev., 5.00%, 10/1/2029	300	327
Series 2020A, Rev., 5.00%, 10/1/2030	300	329
Series 2020A, Rev., 5.00%, 10/1/2035	140	148
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,217
Oregon State Lottery
Series 2014C, Rev., 5.00%, 4/1/2024	25	26
Series 2015C, Rev., 5.00%, 4/1/2026	200	213
Series 2014A, Rev., 5.00%, 4/1/2027	100	104
Series A, Rev., 5.00%, 4/1/2031	1,950	2,134
Series A, Rev., 5.00%, 4/1/2032	1,750	1,909
Series A, Rev., 5.00%, 4/1/2033	3,500	3,806
Series A, Rev., 5.00%, 4/1/2035	2,470	2,673
Port of Portland Rev., AMT, 4.00%, 7/1/2039	2,500	2,369
Portland Community College District GO, 5.00%, 6/15/2027	2,640	2,880
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375	333
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,103
Series L, GO, 5.00%, 8/1/2036	1,975	2,148
State of Oregon, Article XI-Q State Projects Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,107
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	44
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	1,015
Washington and Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024 (b)	105	110
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	300	281
Series 2021B-1, Rev., 2.50%, 11/15/2028	1,650	1,497
Series 2021A, Rev., 5.00%, 11/15/2036	610	573
Series 2021A, Rev., 5.00%, 11/15/2046	770	678
Series 2021A, Rev., 5.00%, 11/15/2051	550	475
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	5
GO, 4.00%, 6/15/2035	75	77
Total Oregon		41,092
Pennsylvania — 4.2%
Allegheny County Higher Education Building Authority, Chatham University
5.00%, 9/1/2026	130	135
5.00%, 9/1/2027	250	261
Series 2016A, 5.00%, 9/1/2028	655	684
5.00%, 9/1/2029	740	769
5.00%, 9/1/2030	770	796
5.00%, 9/1/2031	360	369
5.00%, 9/1/2032	380	385
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, 5.00%, 4/1/2028	7,000	7,649
Series 2018A, 5.00%, 4/1/2029	8,785	9,531
Series 2018A, 5.00%, 4/1/2030	5,000	5,393
Series 2018A, 5.00%, 4/1/2031	3,800	4,072
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, 5.00%, 7/15/2027	3,000	3,301
Series 2019A, 5.00%, 7/15/2028	2,050	2,286
Allegheny County Sanitary Authority, Sewer AGM, 4.00%, 12/1/2035	5	5
Allentown City School District, Limited Tax
Series B, 5.00%, 2/1/2029	3,110	3,494
Series B, 5.00%, 2/1/2030	4,300	4,843
Berks County Industrial Development Authority, Tower Health Project
5.00%, 11/1/2025	500	482
Series 2021 C, Rev., 5.00%, 11/1/2027	1,150	1,065
Rev., 5.00%, 11/1/2028	1,535	1,403
Rev., 5.00%, 11/1/2029	350	314
Rev., 5.00%, 11/1/2030	600	532
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, 5.00%, 2/1/2028	1,050	969
Series 2020A, 5.00%, 2/1/2029	740	673
Series 2020A, 5.00%, 2/1/2030	800	716
Series 2020A, 5.00%, 2/1/2031	700	617
Series 2020A, 5.00%, 2/1/2032	750	650
Series 2020B-1, 5.00%, 2/1/2040 (c)	8,000	7,679
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2020B-2, 5.00%, 2/1/2040 (c)	2,985	2,783
Series 2020B-3, 5.00%, 2/1/2040 (c)	2,015	1,802
Bucks County Industrial Development Authority, Grand View Hospital Project
5.00%, 7/1/2025	370	383
5.00%, 7/1/2026	450	470
5.00%, 7/1/2027	475	499
5.00%, 7/1/2028	500	528
5.00%, 7/1/2029	500	529
5.00%, 7/1/2030	675	713
5.00%, 7/1/2031	1,150	1,209
5.00%, 7/1/2032	500	517
5.00%, 7/1/2033	1,170	1,200
5.00%, 7/1/2034	1,300	1,322
5.00%, 7/1/2035	1,055	1,066
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, 4.00%, 11/1/2036	535	495
Chester County Industrial Development Authority, Longwood Gardens Project
5.00%, 12/1/2034	400	449
5.00%, 12/1/2035	175	196
5.00%, 12/1/2036	305	340
5.00%, 12/1/2037	450	500
5.00%, 12/1/2038	950	1,047
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	95
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	92
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	264
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,322
Rev., 5.00%, 6/1/2025	1,875	1,979
Rev., 5.00%, 6/1/2026	1,120	1,203
Rev., 5.00%, 6/1/2027	1,500	1,636
Rev., 5.00%, 6/1/2028	2,620	2,897
Rev., 5.00%, 6/1/2029	1,120	1,235
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024 (b)	50	52
Series 2018A, COP, 5.00%, 7/1/2028	400	446
Series 2018A, COP, 5.00%, 7/1/2029	300	333
Series 2018A, COP, 5.00%, 7/1/2030	375	415
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2018A, COP, 5.00%, 7/1/2031	425	470
Series 2018A, COP, 5.00%, 7/1/2034	450	492
County of Allegheny Series C-77, 5.00%, 11/1/2043	50	54
County of Berks 5.00%, 11/15/2023	20	21
County of Cambria
Series 2020B, AGM, 4.00%, 8/1/2032	500	519
Series 2020B, AGM, 4.00%, 8/1/2033	500	517
Series 2020B, AGM, 4.00%, 8/1/2034	700	719
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	33
Series 2017A, Rev., 5.00%, 10/1/2030	40	44
Series 2017A, Rev., 5.00%, 10/1/2042	45	48
Delaware Valley Regional Finance Authority, Local Government Series D, Rev., 4.00%, 3/1/2029	2,000	2,121
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,825
Rev., 5.00%, 7/15/2030	2,000	2,135
Rev., 5.00%, 7/15/2031	1,450	1,541
Rev., 5.00%, 7/15/2032	1,525	1,612
Rev., 5.00%, 7/15/2034	1,675	1,754
Rev., 4.00%, 7/15/2043	5,670	5,253
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	56
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,411
Series B, Rev., AGM, 5.00%, 12/1/2033	800	909
Series 2018D, Rev., 4.00%, 12/1/2036	35	36
Kiski Valley Water Pollution Control Authority Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	314
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,271
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	321
Series 2021A, Rev., 4.00%, 5/1/2041	890	747
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	815	860
Rev., 5.00%, 4/1/2028	600	638
Rev., 5.00%, 4/1/2029	815	871
Rev., 5.00%, 4/1/2030	760	813
Rev., 5.00%, 4/1/2031	705	749
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	77

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 4/1/2032	945	999
Rev., 5.00%, 4/1/2033	920	967
Rev., 5.00%, 4/1/2034	520	544
Rev., 4.00%, 4/1/2036	515	486
Rev., 4.00%, 4/1/2037	545	509
Rev., 4.00%, 4/1/2038	695	644
Rev., 4.00%, 4/1/2039	305	281
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,386
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,891
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	275
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2024	155	158
Rev., 4.00%, 12/1/2025	150	155
Rev., 4.00%, 12/1/2026	150	155
Rev., 4.00%, 12/1/2027	200	208
Rev., 4.00%, 12/1/2028	205	214
Rev., 4.00%, 12/1/2029	250	261
Rev., 4.00%, 12/1/2030	300	311
Rev., 4.00%, 12/1/2031	300	309
Rev., 4.00%, 12/1/2032	435	446
Rev., 4.00%, 12/1/2033	400	409
Rev., 4.00%, 12/1/2034	165	168
Rev., 4.00%, 12/1/2035	175	178
Rev., 4.00%, 12/1/2036	175	177
Rev., 4.00%, 12/1/2037	100	101
Rev., 4.00%, 12/1/2038	100	101
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2025 (b)	1,800	1,941
Series E, GO, 5.00%, 11/15/2025 (b)	810	874
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2033	1,750	1,692
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015A, Rev., 5.00%, 10/1/2023	30	31
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2031	50	56
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Rev., 5.00%, 8/15/2040	100	104
Pennsylvania Turnpike Commission
Series 2019A, Rev., 5.00%, 12/1/2032	1,750	1,956
Series 2019A, Rev., 5.00%, 12/1/2034	2,800	3,082
Series 2019A, Rev., 5.00%, 12/1/2035	2,000	2,190
Series B, Rev., 4.00%, 12/1/2039	2,250	2,247
Series 2021B, Rev., 4.00%, 12/1/2042	1,500	1,458
Pennsylvania Turnpike Commission, Subordinate Series B, Rev., 4.00%, 12/1/2038	1,500	1,506
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	340	330
Philadelphia Authority for Industrial Development, Holy Family University
Series 2023, Rev., 5.00%, 9/1/2030 (e)	835	879
Series 2023, Rev., 5.50%, 9/1/2037 (e)	2,135	2,228
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	270
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	375	322
Series 2021A, Rev., 4.00%, 6/1/2051	400	320
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,531
School District of the City of Erie (The)
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,394
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,027
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,125
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	567
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	574
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	611
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	349
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	482
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	593
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,207
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	909
Spring-Ford Area School District GO, 5.00%, 6/1/2023	50	51
St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	28
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	50
Township of Hampton GO, 4.00%, 1/1/2039	45	45
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Township of Lower Paxton GO, 4.00%, 4/1/2033	35	37
Township of Spring GO, 5.00%, 11/15/2028	25	29
Upper Merion Area School District GO, 5.00%, 1/15/2026 (b)	1,805	1,956
West Chester Area School District GO, 4.00%, 5/15/2040	40	40
Wilkes-Barre Area School District
GO, 5.00%, 4/15/2023	110	112
GO, 3.50%, 4/15/2038	370	354
GO, 3.50%, 4/15/2039	235	224
GO, 3.75%, 4/15/2044	1,500	1,404
Total Pennsylvania		165,762
Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. Series E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (b)	10,000	11,200
Rhode Island — 0.0% ^
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	26
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	464
Total Rhode Island		490
South Carolina — 0.2%
Berkeley County School District 5.00%, 12/1/2023	1,505	1,555
Charleston County Airport District 5.00%, 7/1/2026	100	109
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	530
Easley Combined Utility System
Rev., AGM, 4.00%, 12/1/2033	600	623
Rev., AGM, 4.00%, 12/1/2034	780	799
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2025	140	149
Rev., 5.00%, 11/1/2029	575	624
Rev., 4.00%, 11/1/2030	750	771
Rev., 4.00%, 11/1/2031	500	511
Rev., 4.00%, 11/1/2032	535	542
Rev., 4.00%, 11/1/2033	200	202
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 2/1/2024 (c)	520	528
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (d)	625	634
South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	325
Total South Carolina		7,902
South Dakota — 0.0% ^
Brookings School District No. 005-1 4.00%, 7/1/2026	25	26
Tennessee — 6.0%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series 2019A-1, 5.00%, 8/1/2031	1,000	1,068
Series 2019A-1, 5.00%, 8/1/2032	1,000	1,065
Series 2019A-1, 5.00%, 8/1/2034	750	791
Series 2019A-1, 5.00%, 8/1/2035	510	537
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	51
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	117
City of Knoxville, Electric System Series 2017-II, Rev., 5.00%, 7/1/2023	25	25
County of Knox GO, 5.00%, 6/1/2029	1,410	1,593
County of Sevier GO, 5.00%, 6/1/2025	145	155
County of Shelby, Public Improvement Series 2019A, GO, 4.00%, 4/1/2034	9,470	9,881
County of Sullivan GO, 4.00%, 5/1/2045	40	38
Franklin Special School District, School Improvement, Limited Tax
GO, 5.00%, 6/1/2028	100	113
GO, 5.00%, 6/1/2030	300	343
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,541
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,030
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,339
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital
Rev., 5.00%, 11/15/2025	855	912
Rev., 5.00%, 11/15/2027	800	879
Rev., 4.00%, 11/15/2043	6,145	5,778
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2030	545	599
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	79

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,590	2,241
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	16
Series C, GO, 5.00%, 7/1/2025 (b)	5,500	5,891
GO, 5.00%, 7/1/2029	27,295	30,873
GO, 5.00%, 1/1/2031	15	16
GO, 4.00%, 7/1/2031	17,400	18,318
GO, 5.00%, 7/1/2031	10,000	11,225
GO, 4.00%, 7/1/2036	24,290	24,754
GO, 4.00%, 7/1/2037	16,205	16,382
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2031	850	957
Series 2019A, Rev., 5.00%, 7/1/2032	850	949
Series 2019A, Rev., 5.00%, 7/1/2033	825	914
Series 2019A, Rev., 5.00%, 7/1/2034	275	302
Series 2019A, Rev., 5.00%, 7/1/2035	545	595
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	321
Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,250
Series 2019A, Rev., 5.00%, 7/1/2037	1,750	1,896
Series 2019A, Rev., 5.00%, 7/1/2039	1,800	1,938
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	659
Series 2019A, Rev., 5.00%, 7/1/2044	2,620	2,790
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,397
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,311
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,019
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	1,144
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	26,090	27,272
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (c)	29,000	29,297
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,380
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series B, Rev., 5.00%, 11/1/2030	3,645	4,036
Series B, Rev., 5.00%, 11/1/2031	75	83
Total Tennessee		235,081
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 4.2%
Alto Independent School District, Unlimited Tax PSF-GTD, 5.00%, 2/15/2030	25	29
Arlington Higher Education Finance Corp.
Series 2021A, 5.00%, 8/15/2024	195	199
Series 2021A, 5.00%, 8/15/2025	205	210
Series 2021A, 5.00%, 8/15/2026	190	195
Series 2021A, 5.00%, 8/15/2027	105	108
Series 2021A, 5.00%, 8/15/2028	35	36
Series 2021A, 4.00%, 8/15/2029	40	38
Series 2021A, 4.00%, 8/15/2030	45	43
Series 2021A, 4.00%, 8/15/2031	45	42
Series 2021A, 4.00%, 8/15/2036	170	153
Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, 4.00%, 8/15/2041	305	262
Arlington Independent School District, Unlimited Tax
PSF-GTD, 5.00%, 2/15/2031	40	45
PSF-GTD, 4.00%, 2/15/2036	25	26
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien
Series 2021A, 2.50%, 10/1/2031	270	228
Series 2021A, 4.00%, 10/1/2050	875	720
Belton Independent School District, Unlimited Tax PSF-GTD, 4.00%, 2/15/2032	25	26
Bexar County Hospital District, Limited Tax 4.00%, 2/15/2036	25	25
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, 4.00%, 1/1/2040	1,000	959
Series 2021B, 4.00%, 1/1/2041	1,000	949
Series 2021D, Rev., 4.00%, 1/1/2044	6,255	5,807
City of Austin, Airport System
5.00%, 11/15/2033	500	515
Series 2019B, 5.00%, 11/15/2036	1,000	1,059
Series 2017B, 5.00%, 11/15/2046	5,000	5,123
City of Carrollton 5.00%, 8/15/2024	10	10
City of College Station 5.00%, 2/15/2024	25	26
City of Copperas Cove, Combination Tax 5.00%, 8/15/2027	20	22
City of Dallas GO, 5.00%, 2/15/2029	2,505	2,647
City of Denton GO, 5.00%, 2/15/2025	25	27
City of El Paso GO, 4.00%, 8/15/2031	75	78
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	34
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Frisco Series 2011, GO, 5.00%, 2/15/2023	2,160	2,165
City of Grand Prairie, Combination Tax Series 2019A, GO, 5.00%, 2/15/2029	20	22
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	189
Series 2018B, Rev., 5.00%, 7/1/2030	85	94
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	268
Series 2021A, Rev., AMT, 5.00%, 7/1/2033	750	818
Series 2018D, Rev., 5.00%, 7/1/2038	65	69
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,245
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2023	20	20
Series 2016B, Rev., 4.00%, 11/15/2031	25	26
Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,542
Series 2016B, Rev., 4.00%, 11/15/2037	40	40
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,000	2,517
City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (b)	5,300	5,497
City of Irving, Hotel Occupancy, Occupancy Tax GO, 5.00%, 8/15/2028	40	45
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	23
City of Killeen GO, 4.00%, 8/1/2033	50	52
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	31
Rev., 4.00%, 3/1/2040	100	98
City of McAllen GO, 5.00%, 2/15/2029	355	396
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	57
City of Missouri City GO, 5.00%, 6/15/2023	55	56
City of Pflugerville, Combination Tax, Certificates of Obligation GO, 5.00%, 8/1/2033	30	34
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	27
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,438
GO, 5.00%, 9/1/2029	1,855	2,042
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2026	6,000	6,490
Rev., 5.00%, 2/1/2028	310	348
Rev., 5.00%, 2/1/2029	100	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2020, Rev., 5.00%, 2/1/2036	30	33
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	22
City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (b)	2,705	2,793
City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	39
Cleveland Independent School District, Unlimited Tax School Building Series 2018A, PSF-GTD, 5.00%, 2/15/2031	80	90
Coastal Water Authority, City of Houston Projects 5.00%, 12/15/2025	5,115	5,122
Collin County Community College District, Limited Tax 5.00%, 8/15/2029	11,990	13,347
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	104
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	54
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	4,904
Series 2016A, Rev., 5.00%, 8/15/2036	60	64
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	50
County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	28
County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	55
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2026	55	60
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	28
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	9,905	10,676
Series 2020A, Rev., 5.00%, 12/1/2030	45	52
Rev., 5.00%, 12/1/2031	45	51
Dallas Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,146
Fort Bend County Municipal Utility District No. 25, Unlimited Tax
GO, 4.00%, 10/1/2022	100	100
GO, 4.00%, 10/1/2023	150	152
GO, 4.00%, 10/1/2024	25	26
Garland Independent School District, Unlimited Tax, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	11
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	81

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	31
Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	49
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2024	30	32
Series 2014A, Rev., 5.00%, 12/1/2028	185	194
Harris County Toll Road Authority (The), Senior Lien Series 2018A, Rev., 5.00%, 8/15/2023	35	36
Harris County-Houston Sports Authority, Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	31
Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	11
Houston Community College System Rev., 4.00%, 4/15/2031	25	26
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	211
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	10,860
Hurst-Euless-Bedford Independent School District, Unlimited Tax Series 2017A, GO, 5.00%, 8/15/2024	80	84
Irving Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	51
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	28
La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	21
Lewisville Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	10
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2026	505	527
GO, PSF-GTD, 5.00%, 8/15/2026	35	38
Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	85
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,191
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	26
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	2,225	2,228
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Centre
Rev., 4.00%, 8/15/2027 (d)	515	503
Rev., 4.00%, 8/15/2028 (d)	540	525
Rev., 4.00%, 8/15/2029 (d)	450	434
Rev., 4.00%, 8/15/2030 (d)	465	444
Rev., 4.00%, 8/15/2036 (d)	2,000	1,820
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Rev., 4.00%, 1/1/2032 (e)	420	376
Rev., 4.00%, 1/1/2037 (e)	525	443
New Hope Cultural Education Facilities Finance Corp., Westminster Project Series 2021, Rev., 4.00%, 11/1/2055	600	499
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2027	2,900	3,182
Rev., 5.00%, 9/1/2035	20	21
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	17
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	17
North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,222
North Texas Tollway Authority, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	555
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,022
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,177
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	26
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,161
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	255
Series 2021A, Rev., 5.00%, 10/1/2041	200	185
San Antonio Education Facilities Corp., University of the Incarnate Word Project
Series 2021A, Rev., 4.00%, 4/1/2038	850	787
Series 2021A, Rev., 4.00%, 4/1/2040	1,000	912
Series 2021A, Rev., 4.00%, 4/1/2041	900	815
San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,224
San Jacinto Community College District, Limited Tax Series 2016A, GO, 5.00%, 2/15/2024	75	78
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 5.00%, 9/1/2030	175	194
Rev., AGM, 4.00%, 9/1/2031	225	238
Rev., AGM, 4.00%, 9/1/2032	250	262
Rev., AGM, 4.00%, 9/1/2033	225	233
Rev., AGM, 4.00%, 9/1/2034	225	230
Rev., AGM, 4.00%, 9/1/2035	225	227
Rev., AGM, 4.00%, 9/1/2036	350	353
Rev., AGM, 4.00%, 9/1/2037	390	393
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2025	150	159
Series 2018A, Rev., 5.00%, 7/1/2028	40	44
Series 2018B, Rev., 5.00%, 7/1/2033	100	109
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	54
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center
Rev., 5.00%, 12/1/2027	50	56
Rev., 5.00%, 12/1/2029	25	29
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	502
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,547
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,615
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	18,227
Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	26
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	3,460	3,676
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	50
Texas Water Development Board, Water Implementation Fund
Series 2019A, Rev., 5.00%, 4/15/2023	25	25
Series 2018B, Rev., 5.00%, 4/15/2030	7,000	7,961
Town of Addison 4.00%, 2/15/2023	100	101
Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2028	25	28
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	32
University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	52
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	24
Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	27
Total Texas		166,351
Utah — 0.5%
City of Orem GO, 5.00%, 12/1/2026	155	171
City of Park City, Sales Tax Rev., 5.00%, 6/15/2026	2,165	2,359
City of Salt Lake, International Airport
Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	150
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	129
Series 2018B, Rev., 5.00%, 7/1/2048	25	26
City of Salt Lake, Public Utilities Rev., 5.00%, 2/1/2032	10	11
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	33
County of Utah, IHC Health Services, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	25	27
Series 2018A, Rev., 5.00%, 5/15/2034	70	76
Series 2018A, Rev., 5.00%, 5/15/2038	30	32
Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	40
Local Building Authority of Alpine School District 5.00%, 3/15/2025	75	80
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	914
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
Rev., 4.00%, 8/1/2024 (d)	1,120	1,117
Rev., 4.00%, 8/1/2026 (d)	1,290	1,272
Rev., 4.00%, 8/1/2028 (d)	1,230	1,192
Rev., 4.00%, 8/1/2031 (d)	1,000	933
Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	996
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	650	563
Series 2021A-1, Rev., 4.00%, 6/1/2041	525	435
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	83

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
University of Utah (The)
Series 2015B, Rev., 5.00%, 8/1/2023	40	41
Series 2017A, Rev., 5.00%, 8/1/2032	40	44
Utah Charter School Finance Authority, Beehive Science and Technology Academy Project Series 2021A, Rev., 4.00%, 10/15/2031 (d)	1,250	1,177
Utah Infrastructure Agency
Series 2022, Rev., 5.00%, 10/15/2027	160	166
Series 2022, Rev., 5.00%, 10/15/2032	515	529
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	893
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2023	620	626
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,482
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,035
Series 2018A, Rev., 5.25%, 10/15/2033	965	993
Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	42
Utah Water Finance Agency, Loan Financing Program
Series 2019A, Rev., 5.00%, 3/1/2028	50	56
Series 2017C, Rev., 5.00%, 3/1/2034	350	378
West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	5
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	32
Total Utah		18,055
Vermont — 0.0% ^
City of Burlington, Public Improvement Series 2019-A, 4.00%, 11/1/2034	125	130
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	26
Vermont Educational and Health Buildings Financing Agency, Middlebury College Project Series A, Rev., 5.00%, 11/1/2023	20	20
Vermont Educational and Health Buildings Financing Agency, University of Vermont Medical Center Series 2016A, Rev., 5.00%, 12/1/2025	30	32
Total Vermont		208
Virginia — 2.1%
City of Newport News Rev., 5.00%, 7/15/2024	10	11
City of Portsmouth, Tax Exempt Series 2017A, GO, 5.00%, 7/15/2029	5,215	5,817
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
City of Richmond, Public Improvement Series 2017D, GO, 5.00%, 3/1/2029	7,750	8,888
County of Arlington, Public Improvement 5.00%, 8/15/2029	7,455	8,339
County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	51
Fairfax County Water Authority Subseries B, Rev., 5.25%, 4/1/2025	3,500	3,754
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	50
Lynchburg Economic Development Authority, Central Health, Inc.
Rev., 5.00%, 1/1/2035	2,545	2,745
Rev., 5.00%, 1/1/2036	875	941
Series 2021, Rev., 4.00%, 1/1/2037	1,590	1,543
Rev., 4.00%, 1/1/2038	550	530
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2024	400	418
Rev., 5.00%, 6/1/2033	2,035	2,120
Rev., 5.00%, 6/1/2034	2,285	2,380
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	27
Virginia Beach Development Authority, Public Facility
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,046
Series B, Rev., 5.00%, 7/15/2025	2,635	2,824
Virginia College Building Authority, Education Facilities, Regent University Project
Rev., 5.00%, 6/1/2029	350	376
Rev., 5.00%, 6/1/2030	220	237
Rev., 5.00%, 6/1/2031	265	285
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project
Rev., NATL - RE, 5.25%, 1/1/2026	4,135	4,332
Rev., NATL - RE, 5.25%, 1/1/2031	30	34
Virginia Commonwealth Transportation Board, Capital Projects
Series 2017A, Rev., 5.00%, 5/15/2030	10,000	11,167
Series 2017A, Rev., 5.00%, 5/15/2032	35	39
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	30	30
Rev., GAN, 5.00%, 9/15/2025	45	49
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2017, Rev., GAN, 5.00%, 9/15/2025	20	22
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	32
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	29
Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	40	40
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 1/1/2029	775	787
Rev., AMT, 4.00%, 7/1/2029	3,875	3,934
Rev., AMT, 4.00%, 1/1/2030	3,250	3,293
Rev., AMT, 4.00%, 1/1/2031	5,250	5,295
Rev., AMT, 4.00%, 1/1/2032	2,000	2,000
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Rev., 5.00%, 1/1/2028	1,200	1,297
Rev., 5.00%, 1/1/2029	1,400	1,526
Rev., 5.00%, 1/1/2030	1,650	1,805
Rev., 5.00%, 1/1/2031	1,500	1,634
Rev., 5.00%, 1/1/2032	1,500	1,627
Total Virginia		82,354
Washington — 4.3%
Benton County School District No. 17 Kennewick, Unlimited Tax 5.00%, 12/1/2027	50	53
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, 5.00%, 11/1/2027	25	28
Series 2016 S-1, 5.00%, 11/1/2028	40	44
Chelan County School District No. 228 Cascade, Unlimited Tax 5.00%, 12/1/2027	90	98
City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	66
City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	1,899
City of Tacoma Rev., 5.00%, 12/1/2031	40	45
City of Tacoma, Electric System Rev., 5.00%, 1/1/2028	35	39
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	73
Clark County School District No. 114 Evergreen, Unlimited Tax 5.00%, 12/1/2024	15	16
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Clark County, Vancouver School District No. 37, Unlimited Tax 5.00%, 12/1/2027	25	28
Clark Regional Wastewater District
5.00%, 12/1/2032	125	141
5.00%, 12/1/2033	105	118
5.00%, 12/1/2034	180	202
5.00%, 12/1/2035	160	179
5.00%, 12/1/2037	310	345
County of King, Sewer Rev., 5.00%, 7/1/2031	30	33
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	26
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	28
Energy Northwest, Columbia Generating Station
Rev., 5.00%, 7/1/2031	30	32
Series 2018C, Rev., 5.00%, 7/1/2031	35	39
Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,473
Series 2018A, Rev., 5.00%, 7/1/2034	25	28
Rev., 5.00%, 7/1/2035	75	83
Rev., 5.00%, 7/1/2036	40	44
FYI Properties, State of Washington District Project
Rev., 5.00%, 6/1/2030	35	39
Rev., 5.00%, 6/1/2031	5,650	6,288
Rev., 5.00%, 6/1/2032	235	261
Rev., 5.00%, 6/1/2033	5,345	5,898
Rev., 5.00%, 6/1/2034	5,990	6,571
Rev., 5.00%, 6/1/2035	7,200	7,853
Rev., 5.00%, 6/1/2036	4,915	5,333
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	131
King County Rural Library District, Unlimited Tax GO, 4.00%, 12/1/2023	75	76
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	37
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	26
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	34
King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	62
King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	42
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	48
Pierce County School District No. 402 Franklin Pierce, Unlimited Tax GO, 5.00%, 12/1/2027	30	34
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	85

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,178
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,042
Port of Tacoma, Limited Tax Series 2016A, GO, 5.00%, 12/1/2030	15	16
Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	28
Spokane County School District No. 81, Unlimited Tax
GO, 5.00%, 12/1/2031	30	34
GO, 5.00%, 12/1/2034	25	28
State of Washington, Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2030	30	32
State of Washington, State Agency Real Property Series 2018B, COP, 5.00%, 7/1/2041	40	43
State of Washington, State and Local Agency Real and Personal Property
Series 2017A, COP, 5.00%, 7/1/2029	35	39
COP, 5.00%, 7/1/2034	1,050	1,156
Series 2019A, COP, 5.00%, 1/1/2035	45	49
Series 2015C, COP, 4.00%, 1/1/2038	50	50
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,592
Series 2016C, GO, 5.00%, 2/1/2028	30	32
Series 2017A, GO, 5.00%, 8/1/2030	50	54
Series R-2018C, GO, 5.00%, 8/1/2033	70	76
Series C, GO, 5.00%, 2/1/2037	14,430	15,682
Series 2016A-1, GO, 5.00%, 8/1/2038	100	106
Series 2023A, GO, 5.00%, 8/1/2039	12,885	14,566
Series 2017D, GO, 5.00%, 2/1/2040	40	43
Series B, GO, 5.00%, 2/1/2040	20,965	21,953
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,810
Series 2023A, GO, 5.00%, 8/1/2040	13,330	14,968
Series 2020C, GO, 5.00%, 2/1/2041	75	82
Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,366
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	651
GO, 5.00%, 12/1/2037	1,750	1,897
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	34
GO, 4.00%, 12/1/2034	35	37
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	26
Rev., 5.00%, 4/1/2029	1,860	2,048
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Washington Health Care Facilities Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	780	833
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,068
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,065
Series 2019A-2, Rev., 5.00%, 8/1/2032	1,000	1,065
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,250	1,318
Series 2019A-2, Rev., 5.00%, 8/1/2034	1,000	1,055
Series 2019A-1, Rev., 5.00%, 8/1/2035	750	789
Series 2019A-2, Rev., 5.00%, 8/1/2035	1,000	1,052
Washington Health Care Facilities Authority, Multi-care Health System
Series 2017B, Rev., 5.00%, 8/15/2031	30	33
Series 2017B, Rev., 5.00%, 8/15/2034	35	38
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	53
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2032 (d)	250	271
Rev., 5.00%, 9/1/2039	100	106
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	460	393
Rev., 3.63%, 5/1/2040	985	843
Rev., 4.00%, 5/1/2045	500	459
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-2, Rev., 3.00%, 7/1/2027 (d)	7,050	6,350
Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	7,200	6,442
Rev., 5.00%, 1/1/2032 (d)	1,920	1,793
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,727
Washington State University Rev., 5.00%, 4/1/2030	40	42
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	44
Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	27
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	31
Total Washington		167,508
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — 0.0% ^
State of West Virginia
Series 2018A, GO, 5.00%, 6/1/2028	25	28
Series 2019A, GO, 5.00%, 12/1/2043	40	44
Total West Virginia		72
Wisconsin — 1.4%
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	26
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	191
DeForest Area School District GO, 4.00%, 4/1/2031	25	27
Milwaukee Area Technical College District, Promissory Notes Series 2018-19C, GO, 4.00%, 6/1/2023	40	41
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	287
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,530
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	317
Series 2021A, Rev., 5.00%, 7/1/2036	350	369
Series 2021A, Rev., 5.00%, 7/1/2037	300	315
Series 2021A, Rev., 5.00%, 7/1/2038	375	392
Series 2021A, Rev., 5.00%, 7/1/2039	350	364
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	916
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2029	665	729
Series 2020A, Rev., 5.00%, 1/1/2030	540	595
Series 2020A, Rev., 5.00%, 1/1/2031	650	704
Series 2020A, Rev., 5.00%, 1/1/2032	680	731
Series 2020A, Rev., 5.00%, 1/1/2033	500	533
Series 2020A, Rev., 5.00%, 1/1/2034	500	532
Series 2020A, Rev., 5.00%, 1/1/2035	500	528
Series 2020A, Rev., 5.00%, 1/1/2036	500	527
Series 2020A, Rev., 5.00%, 1/1/2037	600	629
Series 2020A, Rev., 5.00%, 1/1/2038	735	768
Series 2020A, Rev., 5.00%, 1/1/2039	700	730
Series 2020A, Rev., 5.00%, 1/1/2040	500	520
Series 2020A, Rev., 4.00%, 1/1/2045	750	690
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Public Finance Authority, Carson Valley Medical Center
Series 2021A, Rev., 3.00%, 12/1/2026	250	241
Series 2021A, Rev., 4.00%, 12/1/2031	350	346
Series 2021A, Rev., 4.00%, 12/1/2041	750	656
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	225
Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	400
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (d)	1,755	1,595
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2032	670	692
Series 2022, Rev., 5.00%, 4/1/2033	1,405	1,438
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2024	205	209
Rev., 5.00%, 6/15/2026	225	233
Rev., 5.00%, 6/15/2034	215	222
Rev., 5.00%, 6/15/2039	390	396
Public Finance Authority, Renown Regional Medical Center Project Rev., 5.00%, 6/1/2032	1,650	1,784
Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (d)	360	344
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (d)	1,400	1,203
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	815
Public Finance Authority, The Franklin School of Innovation Series 2022, Rev., 5.00%, 1/1/2042 (d)	500	468
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2025	355	356
Series 2021A, Rev., 4.00%, 6/15/2027	385	384
Series 2021A, Rev., 4.00%, 6/15/2029	415	409
Series 2021A, Rev., 4.00%, 6/15/2031	450	433
Series 2021A, Rev., 4.00%, 6/15/2041	1,000	880
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	540	504
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	1,984
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,941
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	87

JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	31
Series 3, GO, 5.00%, 11/1/2030	4,190	4,615
State of Wisconsin, Annual Appropriation Federally Tax-Exempt Series 2017B, Rev., 5.00%, 5/1/2035	25	27
Wisconsin Department of Transportation
Series 2015-1, Rev., 5.00%, 7/1/2023	35	36
Series 2017-1, Rev., 5.00%, 7/1/2023	35	36
Series 2017-2, Rev., 5.00%, 7/1/2030	30	33
Wisconsin Health and Educational Facilities Authority Series 2020B-2, Rev., 5.00%, 2/15/2027 (c)	1,500	1,604
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	103
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2025	35	37
Rev., 5.00%, 8/15/2027	25	25
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools
Rev., 3.00%, 12/1/2031	615	524
Rev., 4.00%, 12/1/2041	690	587
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175	175
Rev., 4.00%, 1/1/2027	180	179
Rev., 4.00%, 1/1/2028	375	367
Rev., 4.00%, 1/1/2029	385	373
Rev., 4.00%, 1/1/2030	405	388
Series 2021, Rev., 4.00%, 1/1/2037	1,125	1,011
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	761
Total Wisconsin		53,061
Wyoming — 0.5%
Casper Community College District 4.00%, 4/15/2035	440	456
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, 3.63%, 7/15/2039	23,570	21,178
Total Wyoming		21,634
Total Municipal Bonds (Cost $3,922,838)		3,808,998
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (f) (g) (Cost $45,614)	45,609	45,622
Total Investments — 98.4% (Cost $3,968,452)		3,854,620
Other Assets Less Liabilities — 1.6%		61,929
NET ASSETS — 100.0%		3,916,549

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	August 31, 2022

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2022.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(834)	12/20/2022	USD	(104,133)	894

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	89

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—96.5% (a)
New York—96.5%
Education—5.5%
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project, Rev., 5.00%, 5/01/2023	1,710	1,739
New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,523
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/01/2023	2,900	2,977
Series 1, Rev., AMBAC, 5.50%, 7/01/2024	1,570	1,658
Series 1, Rev., AMBAC, 5.50%, 7/01/2025	2,280	2,465
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2022A, Rev., 5.00%, 7/01/2031	250	278
Series 2022A, Rev., 5.00%, 7/01/2033	250	275
New York State Dormitory Authority, Rochester Institute of Technology, Series 2019A, Rev., 5.00%, 7/01/2036	900	976
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/01/2024	30	30
Series 2018A, Rev., 5.00%, 10/01/2027	2,000	2,182
Syracuse Industrial Development Agency, School District Project, Series 2019A, Rev., 5.00%, 5/01/2025	500	533
		18,636
General Obligation—16.5%
City of Buffalo, General Improvement, Series 2016B, 5.00%, 11/15/2022	1,000	1,005
City of New York, Series E-1, GO, 5.25%, 3/01/2035	1,300	1,434
City of New York, Fiscal Year 2014
Series 2014E, GO, 5.00%, 8/01/2024	1,250	1,280
Subseries D-1, GO, 5.00%, 8/01/2028	2,000	2,045
City of New York, Fiscal Year 2018, Series F, Subseries F-1, GO, 5.00%, 4/01/2034	2,500	2,736
City of New York, Fiscal Year 2019, Series 2019E, GO, 5.00%, 8/01/2027	1,750	1,949
City of New York, Fiscal Year 2020
Series C, Subseries C-1, GO, 5.00%, 8/01/2029	1,250	1,432
Series B, Subseries B-1, GO, 5.00%, 10/01/2031	1,500	1,685
Series 2020C-1, GO, 5.00%, 8/01/2033	2,000	2,243
City of New York, Fiscal Year 2023, Series A, Subseries A-1, GO, 5.00%, 9/01/2037(b)	1,400	1,552
City of Rochester, Series II, GO, 5.00%, 8/01/2029	2,000	2,295
City of Syracuse, Public Improvement, Series 2019A, GO, 4.00%, 5/15/2024	1,000	1,027
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	743
GO, 4.00%, 9/15/2029	1,100	1,157
County of Albany, Series A, 4.00%, 6/01/2036	1,080	1,108
County of Monroe, GO, 5.00%, 6/01/2025	1,330	1,423
County of Nassau, General Improvement
Series B, GO, 5.00%, 10/01/2024	1,580	1,657
Series 2016A, GO, 5.00%, 1/01/2025	1,000	1,055
Series 2019B, GO, 5.00%, 4/01/2026	1,270	1,374
Series A, GO, 5.00%, 4/01/2037	1,000	1,126
County of Onondaga
GO, 4.00%, 4/15/2029	2,760	2,861
GO, 4.00%, 6/15/2037	2,000	2,039
County of Westchester
Series 2018A, GO, 5.00%, 12/01/2022	1,350	1,359
Series 2019D, GO, 4.00%, 12/15/2030	1,635	1,734
Greece Central School District
Series B, GO, 5.00%, 12/15/2022	765	771
Series 2012B, GO, 5.00%, 12/15/2023	500	504
Haverstraw-Stony Point Central School District, GO, 3.00%, 10/15/2026	1,105	1,127
Mamaroneck Union Free School District, GO, 4.00%, 8/15/2031	2,120	2,282
Orchard Park Central School District, GO, 4.00%, 4/01/2029	1,685	1,768
Port Washington Union Free School District, GO, 4.00%, 8/01/2037	2,765	2,821
State of New York, Tax-Exempt, Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,610
Town of Brookhaven, 5.00%, 5/01/2027	2,000	2,135
Town of Huntington, Public Improvement, Series A, GO, 4.00%, 6/15/2037	1,385	1,409
Town of Islip, Public Improvement, Series A, GO, 5.00%, 7/15/2027	430	484
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/01/2029	500	575
GO, AGM, 5.00%, 8/01/2031	650	761
Village of Mamaroneck, Public Improvement, GO, 3.00%, 8/15/2030	1,540	1,556
		56,122
Hospital—1.7%
New York City Health and Hospitals Corp., Health System, Series A, Rev., 4.00%, 2/15/2028	1,700	1,816
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Hospital — continued
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/01/2026	3,360	3,499
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Rev., NATL - RE, 5.50%, 7/01/2023	355	364
		5,679
Housing—0.1%
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/01/2044	460	459
Industrial Development Revenue/Pollution Control Revenue—1.2%
New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019
Series 2019A, Rev., 5.00%, 5/01/2023	1,310	1,331
Series 2019A, Rev., 5.00%, 5/01/2027	1,150	1,267
New York City Industrial Development Agency, Queens Baseball Stadium Project, Rev., AGM, 4.00%, 1/01/2032	1,250	1,312
		3,910
Other Revenue—25.7%
Battery Park City Authority, Series 2019A, 5.00%, 11/01/2038	2,000	2,246
Build NYC Resource Corp., Global Community Charter School, Series 2022A, 4.00%, 6/15/2032	130	128
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	3,843
Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,755
Series 2017A, Rev., 5.00%, 2/15/2034	1,115	1,207
Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,318
Series 2017A, Rev., 5.00%, 2/15/2036	3,500	3,768
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,012
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,111
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,161
Series S-1, Rev., 5.00%, 7/15/2030	2,000	2,103
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018, Series S-4, Rev., 5.25%, 7/15/2035	4,000	4,428
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,199
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,398
New York City Transitional Finance Authority, Future Tax Secured
Series A-1, Rev., 5.00%, 8/01/2031	1,500	1,592
Series F, Subseries F-1, Rev., 4.00%, 2/01/2038	2,000	1,963
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 2/01/2032	2,000	2,166
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series A, Subseries A-1, Rev., 5.00%, 8/01/2034	1,500	1,641
Series A, Subseries A-1, Rev., 5.00%, 8/01/2035	1,000	1,096
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021, Series E, Subseries E-1, Rev., 5.00%, 2/01/2036	1,000	1,111
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 2/01/2034	2,260	2,438
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021, Series 2021G1, Rev., 5.00%, 11/01/2038	1,250	1,379
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,113
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,428
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,225
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,585
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,158
Series A, Rev., 5.00%, 3/15/2031	3,100	3,205
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,067
Series B, Rev., 5.00%, 3/15/2032	2,500	2,670
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,209
Series B, Rev., 5.00%, 3/15/2033	2,500	2,668
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,163
New York State Environmental Facilities Corp., State Revolving Fund, Series 2019B, Rev., 5.00%, 6/15/2035	1,000	1,119
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2020C, Rev., 4.00%, 3/15/2037	1,000	985
New York State Urban Development Corp., State Sales Tax, Series 2019A, Rev., 5.00%, 3/15/2036	4,500	4,961
Trust for Cultural Resources of City of New York (The), Carnegie Hall, Rev., 5.00%, 12/01/2031	275	313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	91

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/01/2027 (b)	135	142
Series 2022B, Rev., 5.00%, 1/01/2032 (b)	240	253
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/01/2033	1,775	1,871
Series B, Rev., 5.00%, 6/01/2034	2,000	2,103
		87,301
Prerefunded—2.3%
Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series 2015A, Rev., 5.00%, 10/15/2024 (c)	7,500	7,907
Special Tax—7.6%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033	1,500	1,669
Series 2019A, Rev., 5.00%, 3/15/2035	1,500	1,643
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	1,990
New York State Thruway Authority, State Personal Income Tax, Transportation, Series 2021A-1, Rev., 5.00%, 3/15/2035	2,500	2,777
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 3/15/2027	1,500	1,554
Series A, Rev., 5.00%, 3/15/2031	3,000	3,105
Series 2015A, Rev., 5.00%, 3/15/2032	2,500	2,655
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,847
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL - RE, 5.50%, 3/15/2023	2,000	2,034
Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,367
		25,641
Transportation—20.6%
Metropolitan Transportation Authority
Series 2015C, Rev., 5.25%, 11/15/2030	1,500	1,580
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,606
Series B, Rev., 5.00%, 11/15/2031	2,000	2,072
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,084
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,080
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,011
Metropolitan Transportation Authority, Dedicated Tax Fund, Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,109
New York State Thruway Authority
Series K, Rev., 5.00%, 1/01/2028	1,000	1,051
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
Series K, Rev., 5.00%, 1/01/2030	2,500	2,621
Series L, Rev., 5.00%, 1/01/2032	2,250	2,477
Series N, Rev., 5.00%, 1/01/2033	2,225	2,474
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/01/2035	1,000	1,058
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,665
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,476
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/01/2025	2,075	2,145
Rev., AMT, 5.00%, 1/01/2026	2,000	2,081
Rev., AMT, 5.00%, 1/01/2027	2,000	2,095
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,069
Series 185, Rev., AMT, 5.00%, 9/01/2028	1,000	1,033
Series 184, Rev., 5.00%, 9/01/2030	2,020	2,115
Series 185, Rev., AMT, 5.00%, 9/01/2030	2,000	2,064
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,510
Series 185, Rev., AMT, 5.00%, 9/01/2032	1,750	1,806
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,223
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,104
Rev., AMT, 5.00%, 9/01/2036	2,950	3,116
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	2,757
Series B, Rev., 5.00%, 11/15/2029	1,600	1,845
, Series B, Rev., 5.00%, 11/15/2030	5,355	6,106
Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,078
Series B, Rev., 5.00%, 11/15/2031	1,100	1,208
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,063
Series B, Rev., 5.00%, 11/15/2033	1,500	1,640
Series C, Rev., 5.00%, 11/15/2035	1,375	1,505
		69,927
Utility—9.0%
Long Island Power Authority, Electric System
Series 2012B, Rev., 5.00%, 9/01/2024	2,735	2,741
Series 2019A, Rev., 5.00%, 9/01/2027	3,500	3,909
Series 2020A, Rev., 5.00%, 9/01/2032	1,410	1,610
Series 2021A, Rev., 4.00%, 9/01/2033	1,000	1,048
Rev., 5.00%, 9/01/2034	1,500	1,652
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
Rev., 5.00%, 9/01/2035	2,000	2,197
Rev., 5.00%, 9/01/2036	1,225	1,342
New York Power Authority, Green Transmission Project, Series 2022A, Rev., AGM, 4.00%, 11/15/2038	1,000	996
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2031	590	609
Rev., 5.00%, 12/15/2032	2,500	2,675
Series 2016A, Rev., 5.00%, 12/15/2033	3,000	3,216
Series 2016A, Rev., 5.00%, 12/15/2034	4,595	4,917
Series B, Rev., 5.00%, 12/15/2034	2,450	2,622
Utility Debt Securitization Authority, Federally Tax-Exempt, Series TE, Rev., 5.00%, 12/15/2030	1,000	1,033
		30,567
Water & Sewer—6.3%
New York City Municipal Water Finance Authority, 2nd General Resolution, Series GG, Rev., 5.00%, 6/15/2030	1,610	1,881
New York City Municipal Water Finance Authority, Second General Resolution, Subseries DD-2, Rev., 5.00%, 6/15/2027	1,285	1,389
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,093
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,089
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2027	1,500	1,568
Series 2021A, Rev., 5.00%, 6/15/2030	1,070	1,250
Series A, Rev., 5.00%, 6/15/2031	2,150	2,339
Series A, Rev., 5.00%, 6/15/2032	2,000	2,174
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,122
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025(c)	4,175	4,525
		21,430
Total New York		327,579
Total Municipal Bonds (Cost $332,862)		327,579
INVESTMENTS	Shares (000)	Value ($000)
Short-Term Investments—3.0%
Investment Companies—3.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (d) (e)(Cost $10,156)	10,153	10,156
Total Investments—99.5% (Cost $343,018)		337,735
Assets in Excess of Other Liabilities—0.5%		1,790
Net Assets—100.0%		339,525

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	93

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.0% (a)
Alabama — 2.9%
Birmingham Airport Authority
5.00%, 7/1/2027	250	275
5.00%, 7/1/2028	350	391
5.00%, 7/1/2029	375	424
5.00%, 7/1/2030	250	286
5.00%, 7/1/2031	175	198
5.00%, 7/1/2032	150	169
5.00%, 7/1/2033	325	362
5.00%, 7/1/2034	375	415
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, (SIFMA Municipal Swap Index Yield + 0.62%), 2.29%, 12/1/2048 (b)	7,500	7,452
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, 4.00%, 12/1/2049 (c)	10,160	10,264
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, 4.00%, 10/1/2052 (c)	10,000	10,018
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	506
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,532
Total Alabama		34,292
Alaska — 0.6%
Alaska Municipal Bond Bank Authority
Series 1, 5.00%, 12/1/2028	1,230	1,378
Series 1, 5.00%, 12/1/2029	1,275	1,441
Series 1, 5.00%, 12/1/2030	875	997
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2025	2,500	2,607
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, 5.00%, 12/1/2023 (d)	500	516
Total Alaska		6,939
Arizona — 3.1%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, 5.00%, 12/1/2025	3,540	3,719
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, 5.00%, 2/1/2027	125	136
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,434
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022 (c)	7,370	7,393
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	9,412
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,229
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	3,976
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	1,900
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,287
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,686
Total Arizona		37,172
Arkansas — 0.9%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
4.00%, 6/1/2028	1,000	1,064
4.00%, 6/1/2030	1,195	1,265
Arkansas Development Finance Authority, Department of Community Correction Project 5.00%, 11/1/2026	325	355
City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,204
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	613
Rev., 5.00%, 3/1/2026	685	731
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	530
Rev., 5.00%, 3/1/2026	1,000	1,059
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	114
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	249
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	187
Total Arkansas		10,371
California — 14.2%
Bay Area Toll Authority, Toll Bridge Series S-7, 4.00%, 4/1/2029	20,000	21,226
California Health Facilities Financing Authority, Adventist Health System Series 2011A, 3.00%, 3/1/2041 (c)	7,880	7,834
California Health Facilities Financing Authority, Cedars-Sinai Medical Center 5.00%, 11/15/2025	1,850	1,994
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, 5.00%, 10/1/2022	1,500	1,503
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2021A, 5.00%, 6/1/2028	5,750	6,567
California Municipal Finance Authority, California Lutheran University
5.00%, 10/1/2025	275	289
5.00%, 10/1/2026	150	160
5.00%, 10/1/2027	150	162
California Municipal Finance Authority, North Bay Healthcare Group
Series 2017A, 5.00%, 11/1/2023	500	511
Series 2017A, 5.00%, 11/1/2024	800	828
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500	1,388
California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, 5.00%, 8/1/2028	250	269
City of Chula Vista, Police Facility Project
5.00%, 10/1/2022	465	466
5.00%, 10/1/2023	1,000	1,029
City of Los Angeles Department of Airports Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,052
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., 4.00%, 5/15/2024	365	374
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,842
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,681
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 4/1/2025	1,500	1,562
Series 2021A, Rev., 5.00%, 10/1/2025	1,915	2,008
Series 2021A, Rev., 5.00%, 4/1/2026	1,000	1,056
Contra Costa Transportation Authority, Sales Tax Series 2015A, 5.00%, 3/1/2024	2,000	2,079
Grossmont Healthcare District
Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,070
Series D, GO, 5.00%, 7/15/2026	1,225	1,311
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	5,498
Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	107
Novato Unified School District
Series A, GO, 5.00%, 2/1/2023	685	693
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series A, GO, 5.00%, 8/1/2025	1,500	1,571
Series A, GO, 5.00%, 8/1/2026	1,800	1,884
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,229
Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,712
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,900
Port of Oakland, Intermediate Lien
Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (d)	210	219
Series 2021H, Rev., AMT, 5.00%, 5/1/2024	2,725	2,820
Sacramento Municipal Utility District, Electric Series E, Rev., 5.00%, 8/15/2027	105	118
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	280
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,815
San Francisco City and County Public Utilities Commission Wastewater Series 2018C, Rev., 2.13%, 10/1/2023 (c)	10,000	9,933
Santa Barbara Unified School District Series B, GO, 5.00%, 8/1/2026	50	55
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,056
State of California, Various Purpose
Series B, 5.00%, 9/1/2023	2,810	2,886
5.00%, 11/1/2023	3,560	3,672
5.00%, 3/1/2026	13,210	14,044
5.00%, 9/1/2026	4,900	5,386
4.00%, 8/1/2028	4,000	4,235
4.00%, 8/1/2029	4,180	4,416
5.00%, 8/1/2029	7,830	8,568
4.00%, 8/1/2030	10,000	10,528
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	667
Rev., 5.00%, 3/1/2029	465	498
University of California Series 2013AK, Rev., 5.00%, 5/15/2023 (c)	11,505	11,726
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	404
Whittier Union High School District GO, 5.00%, 8/1/2023	10,495	10,751
Total California		169,932
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	95

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — 1.7%
City of Aurora 4.00%, 12/1/2022	375	377
City of Longmon Series A, COP, 5.00%, 12/1/2023 (d)	100	103
City of Longmont Series A, COP, 5.00%, 12/1/2022 (d)	100	101
Colorado Bridge Enterprise, Tax-Exempt Series 2019A, 4.00%, 12/1/2027	5,000	5,312
Colorado Health Facilities Authority, CommonSpirit Health Series B-2, 5.00%, 8/1/2049 (c)	10,000	10,521
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project 5.00%, 9/1/2022	150	150
Colorado Health Facilities Authority, Valley View Hospital Association Project 2.80%, 5/15/2042 (c)	1,025	1,026
County of Eagle COP, 5.00%, 12/1/2022	200	201
Gunnison Watershed School District No. 1J
Series 2014A, GO, 4.00%, 12/1/2022	300	301
Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	528
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 1/15/2027	500	529
Rev., 5.00%, 7/15/2027	500	532
Rev., 5.00%, 1/15/2028	250	267
Rev., 5.00%, 7/15/2028	175	188
Rev., 5.00%, 1/15/2029	300	322
Rev., 5.00%, 7/15/2029	135	146
Rev., 5.00%, 1/15/2030	165	178
Rev., 5.00%, 7/15/2030	115	124
Total Colorado		20,906
Connecticut — 2.1%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2023	400	409
Series 2021A, GO, 5.00%, 8/1/2024	400	416
Series 2021A, GO, 5.00%, 8/1/2025	425	450
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, 1.63%, 11/15/2059 (c)	100	100
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, 5.00%, 7/1/2053 (c)	7,750	8,418
State of Connecticut Series 2020C, 4.00%, 6/1/2032	1,000	1,046
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series C, 5.00%, 10/1/2026	10,000	10,945
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
Series 2021D, 5.00%, 11/1/2029	1,230	1,412
Series 2021D, 5.00%, 11/1/2030	1,825	2,116
Total Connecticut		25,312
District of Columbia — 0.1%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,238
Florida — 1.0%
County of Miami-Dade, Aviation System Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,215
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2022	115	115
Rev., 5.00%, 10/1/2023	125	127
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	350	392
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	350	396
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	269
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,197
Volusia County School Board
Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,796
Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,168
Total Florida		11,675
Georgia — 2.6%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, 5.00%, 7/1/2027	1,000	1,060
Series 2015A-1, 5.00%, 7/1/2028	1,000	1,058
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2023	325	332
Rev., 5.00%, 7/1/2025	250	265
Rev., 5.00%, 7/1/2026	275	296
Rev., 5.00%, 7/1/2028	375	409
Rev., 4.00%, 7/1/2032	1,000	1,005
Development Authority for Fulton County, Tech Athletic Association Project Rev., 5.00%, 10/1/2022	145	145
Gordon County School District GO, 5.00%, 9/1/2027	1,000	1,121
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2027 (c)	3,250	3,301
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	12,592
State of Georgia
Series 2016E, GO, 5.00%, 12/1/2025	6,750	7,308
Series F, GO, 5.00%, 7/1/2028	2,000	2,215
Total Georgia		31,107
Guam — 0.2%
Territory of Guam (Guam)
Series F, Rev., 5.00%, 1/1/2028	250	263
Series F, Rev., 5.00%, 1/1/2029	750	793
Series F, Rev., 5.00%, 1/1/2030	750	792
Series F, Rev., 5.00%, 1/1/2031	750	787
Total Guam		2,635
Hawaii — 0.1%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	724
Illinois — 9.6%
Carol Stream Park District Series 2020C, 4.00%, 11/1/2027	200	213
Carol Stream Park District, Limited Tax Series 2020A, 4.00%, 11/1/2028	145	155
Champaign County Community Unit School District No. 4 Champaign
4.00%, 6/1/2028	1,255	1,341
4.00%, 6/1/2029	1,000	1,076
4.00%, 6/1/2030	1,285	1,375
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, Zero Coupon, 1/1/2027	385	335
Series 2020A, Zero Coupon, 1/1/2028	570	478
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, 5.00%, 1/1/2028	1,000	1,115
Series 2020A, 5.00%, 1/1/2029	4,390	4,954
Series 2020A, 5.00%, 1/1/2030	4,605	5,259
Series 2020E, 5.00%, 1/1/2031	4,620	5,240
Chicago Transit Authority Capital Grant Receipts 5.00%, 6/1/2029	1,875	2,082
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,157
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,231
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,308
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	551
Series C, Rev., AGM, 5.00%, 12/30/2026	680	744
Series C, Rev., AGM, 5.00%, 12/30/2027	710	784
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax 4.00%, 12/1/2030	1,225	1,305
Cook County Community School District No. 97, Oak Park
4.00%, 1/1/2028	500	532
4.00%, 1/1/2029	375	401
4.00%, 1/1/2030	285	303
Cook County School District No. 69, Skokie, Limited Tax
4.00%, 12/1/2026	470	495
4.00%, 12/1/2027	490	520
4.00%, 12/1/2028	545	582
4.00%, 12/1/2029	515	549
4.00%, 12/1/2030	200	212
4.00%, 12/1/2031	820	865
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, 5.00%, 12/1/2024	505	531
Series 2019B, 5.00%, 12/1/2025	515	551
Cook County Township High School District No. 225, Glenbrook Series 2016A, 5.00%, 12/1/2023	5	5
Cook County, Proviso Township High School District No. 209, Limited Tax
5.00%, 12/1/2022	2,975	2,994
5.00%, 12/1/2023	2,350	2,419
County of Cook Series 2021B, 4.00%, 11/15/2027	2,425	2,559
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	346
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,347
GO, 4.00%, 1/1/2029	650	694
GO, 4.00%, 1/1/2030	600	637
GO, 4.00%, 1/1/2031	1,000	1,057
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	603
Glenview Park District
GO, 5.00%, 12/1/2026	300	331
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	97

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 12/1/2029	350	386
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,226
Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,294
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	205
Rev., 5.00%, 10/1/2025	300	318
Rev., 5.00%, 10/1/2028	250	267
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,084
Rev., 4.00%, 1/15/2032	2,120	2,237
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	389
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	126
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	230
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	112
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	69
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	144
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	70
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	43
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	85
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	414
GO, AGM, 4.00%, 5/1/2026	200	209
GO, AGM, 4.00%, 5/1/2028	350	369
GO, AGM, 4.00%, 5/1/2029	1,000	1,053
Maine Township High School District No. 207
Series 2019A, 5.00%, 12/1/2027	1,915	2,149
Series 2019A, 5.00%, 12/1/2028	1,930	2,202
Series 2019A, 4.00%, 12/1/2029	1,945	2,087
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	784
GO, AGM, 4.00%, 4/1/2027	780	823
GO, AGM, 4.00%, 4/1/2028	410	436
GO, AGM, 4.00%, 4/1/2029	240	257
GO, AGM, 4.00%, 4/1/2030	375	400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	730
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,054
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,354
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,336
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,663
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,089
Series C, Rev., 5.00%, 1/1/2025	4,250	4,455
Sales Tax Securitization Corp., Second Lien Series 2021A, Rev., 5.00%, 1/1/2031	10,035	11,246
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,159
State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,106
State of Illinois, Sales Tax Series 2018A, Rev., 5.00%, 6/15/2023	4,600	4,690
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	2,500	2,536
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	906
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	267
Total Illinois		114,295
Indiana — 2.1%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,042
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,041
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,022
Indiana Finance Authority, Indiana University Health Obligated Group Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	4,955
Indiana Finance Authority, Indianapolis Power and Light Co. Project
Rev., 0.75%, 4/1/2026 (c)	3,000	2,582
Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	3,939
Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,004
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	931
Series DD, Rev., 5.00%, 7/1/2027	10	11
Total Indiana		25,527
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 1.0%
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 2.08%, 9/8/2022 (b) (e)	11,600	11,564
Kansas — 1.2%
Butler County, Unified School District No. 375 Circle Series 2014-1, 4.00%, 9/1/2024 (d)	200	200
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	320
Rev., 5.00%, 9/1/2026	465	507
Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	7,282
Overland Park Development Corp., Overland Park Convention Center Hotel Rev., 5.00%, 3/1/2023	1,520	1,523
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,876
University of Kansas Hospital Authority
Series 2017A, Rev., 5.00%, 3/1/2024 (d)	70	72
Series 2017A, Rev., 5.00%, 3/1/2024	205	213
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	426
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	239
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	359
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	448
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	419
Total Kansas		13,884
Kentucky — 1.3%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	240	246
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,519
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	11,479
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,356
Total Kentucky		15,600
Louisiana — 1.8%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 5.00%, 12/1/2022	270	272
Series 2018C, Rev., 5.00%, 12/1/2023	365	375
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	418
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Series 2018C, Rev., 5.00%, 12/1/2025	915	973
Series 2018C, Rev., 5.00%, 12/1/2026	500	540
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	389
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	656
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	552
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	338
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,153
Louisiana Public Facilities Authority
Series 2017A, Rev., 5.00%, 12/15/2022 (d)	55	55
Series 2017A, Rev., 5.00%, 12/15/2022	175	176
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.15%, 9/8/2022 (b)	10,000	10,008
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2025	250	265
Series 2020A, Rev., 5.00%, 4/1/2027	150	162
Series 2020A, Rev., 5.00%, 4/1/2028	165	181
Series 2020A, Rev., 5.00%, 4/1/2029	220	243
Series 2020A, Rev., 5.00%, 4/1/2030	130	145
Series 2020A, Rev., 5.00%, 4/1/2031	150	166
Total Louisiana		22,067
Maryland — 0.5%
State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2025	6,100	6,570
Massachusetts — 2.6%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	8,635
Massachusetts Bay Transportation Authority, Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	888
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,115
Series 2020A, Rev., 5.00%, 10/1/2030	660	758
Series 2020A, Rev., 5.00%, 10/1/2031	585	666
Series 2020A, Rev., 5.00%, 10/1/2032	425	481
Series 2020A, Rev., 5.00%, 10/1/2033	450	507
Series 2020A, Rev., 5.00%, 10/1/2034	500	560
Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,117
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 2.00%, 9/8/2022 (b)	10,000	9,970
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	99

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	551
Rev., 5.00%, 7/1/2026	435	463
Rev., 5.00%, 7/1/2027	420	453
Rev., 5.00%, 7/1/2028	525	573
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	4,930
Total Massachusetts		31,667
Michigan — 2.0%
Avondale School District, Unlimited Tax Series 2020A, Q-SBLF, 5.00%, 5/1/2029	1,835	2,077
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	689
GO, 5.00%, 4/1/2028	245	274
Gerald R Ford International Airport Authority, Limited Tax
Rev., 5.00%, 1/1/2023	1,560	1,574
Rev., 5.00%, 1/1/2024	1,400	1,449
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	810
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	591
GO, Q-SBLF, 4.00%, 5/1/2026	885	930
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,159
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,393
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	414
Series II, GO, 5.00%, 5/1/2028	600	674
Series II, GO, 5.00%, 5/1/2029	250	284
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (c)	10,650	10,840
Total Michigan		24,158
Minnesota — 0.4%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	217
Series 2019C, COP, 5.00%, 2/1/2024	295	305
Series 2019B, COP, 5.00%, 2/1/2025	185	195
Series 2019C, COP, 5.00%, 2/1/2025	310	327
Series 2019B, COP, 5.00%, 2/1/2026	195	210
Series 2019C, COP, 5.00%, 2/1/2026	320	345
Series 2019B, COP, 5.00%, 2/1/2027	185	203
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
Series 2019B, COP, 5.00%, 2/1/2028	175	194
Series 2019C, COP, 5.00%, 2/1/2028	350	389
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	101
Rev., 4.00%, 12/1/2025	185	188
Rev., 4.00%, 12/1/2026	185	189
Rev., 4.00%, 12/1/2027	195	199
Rev., 4.00%, 12/1/2028	240	245
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,033
Total Minnesota		4,340
Mississippi — 0.9%
County of Harrison, Tax-Exempt
Series 2019A, GO, 5.00%, 10/1/2027	800	896
Series 2019A, GO, 5.00%, 10/1/2028	345	391
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,458
Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	3,967
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,562
Total Mississippi		10,274
Missouri — 0.4%
City of St. Louis, St. Louis Lambert International Airport Rev., 5.00%, 7/1/2023	1,080	1,102
City of St. Peters
COP, 4.00%, 5/1/2026	705	738
COP, 4.00%, 5/1/2027	730	773
COP, 4.00%, 5/1/2028	760	812
COP, 4.00%, 5/1/2029	760	816
COP, 4.00%, 5/1/2030	545	588
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	321
Rev., 4.00%, 12/1/2029	200	215
Total Missouri		5,365
Montana — 0.0% ^
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	532
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 2.3%
Central Plains Energy Project, Gas Project No. 5 Series 1, 5.00%, 5/1/2053 (c)	10,000	10,483
Douglas County School District No. 001, Omaha Public
GO, 5.00%, 12/15/2029	6,665	7,689
GO, 5.00%, 12/15/2030	6,800	7,918
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	304
COP, 5.00%, 12/15/2027	495	556
COP, 5.00%, 12/15/2028	540	611
Total Nebraska		27,561
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,139
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	2,880	3,055
Total New Hampshire		5,194
New Jersey — 5.5%
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,101
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	837
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,583
Series DDD, Rev., 5.00%, 6/15/2026	1,840	1,975
Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	471
Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	437
Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	550
Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	304
Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	552
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	193
Series 2020A, Rev., 5.00%, 7/1/2028	200	224
Series 2020A, Rev., 5.00%, 7/1/2029	270	306
Series 2020A, Rev., 5.00%, 7/1/2030	415	468
Series 2020A, Rev., 5.00%, 7/1/2032	725	808
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,229
Series A, Rev., 5.00%, 6/15/2029	5,350	5,748
Series A, Rev., 5.00%, 6/15/2031	4,750	5,075
New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 2.55%, 10/3/2022 (b)	10,000	10,002
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,454
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,527
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,587
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	7,788
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	3,906
Township of South Brunswick GO, 5.00%, 9/1/2022	425	425
Total New Jersey		65,550
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,536
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,152
GO, 5.00%, 8/1/2025	500	536
GO, 5.00%, 8/1/2026	650	710
Total New Mexico		5,934
New York — 8.0%
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	575
City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,616
County of Monroe
GO, 5.00%, 6/1/2028	350	398
GO, 5.00%, 6/1/2029	400	461
County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,011
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2028	640	734
GO, 4.00%, 12/1/2029	670	724
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	537
Rev., 5.00%, 9/1/2027	500	558
Rev., 5.00%, 9/1/2028	750	835
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	400
Metropolitan Transportation Authority Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,134
Metropolitan Transportation Authority, Dedicated Tax Fund Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,109
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	101

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	813
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,050
New York City Industrial Development Agency, Yankee Stadium Project
Rev., AGM, 5.00%, 3/1/2028	1,000	1,108
Rev., AGM, 5.00%, 3/1/2029	2,000	2,243
Rev., AGM, 4.00%, 3/1/2031	2,500	2,649
Rev., AGM, 4.00%, 3/1/2032	1,500	1,578
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,313
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,091
Series 1, Rev., 4.00%, 7/1/2031	4,255	4,483
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,389
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	78
Series 2015A, Rev., 5.00%, 7/1/2024	1,025	1,062
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	475	497
Series 2021A, Rev., 4.00%, 7/1/2030	550	575
Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,334
Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,113
Series 2021A, Rev., 4.00%, 7/1/2033	1,000	995
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	6,705
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,264
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2027	800	867
Rev., 5.00%, 12/1/2028	500	547
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	286
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	287
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	418
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,535
Syracuse Industrial Development Agency, School District Project
Series 2020A, Rev., 5.00%, 5/1/2030	555	622
Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,346
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	843
GO, 4.00%, 11/1/2027	675	719
Triborough Bridge and Tunnel Authority Series 2013A, Rev., 5.00%, 11/15/2024	3,290	3,351
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2021A, Rev., BAN, 5.00%, 11/1/2025	5,000	5,373
Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	9,520
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2020A, Rev., 5.00%, 12/1/2031	3,800	4,350
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,619
Total New York		95,115
North Carolina — 1.2%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	13,536
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	457
Total North Carolina		13,993
Ohio — 0.6%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, 5.00%, 10/1/2025	150	161
Series 2018A, 5.00%, 10/1/2027	250	279
Series 2018A, 5.00%, 10/1/2028	250	280
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	210
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,498
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	261
Rev., 5.00%, 12/1/2026	625	658
Rev., 5.00%, 12/1/2029	800	856
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.70%, 9/12/2022 (c)	2,500	2,500
Total Ohio		7,703
Oklahoma — 2.8%
Bryan County School Finance Authority, Durant Public Schools Project
4.00%, 12/1/2028	385	411
4.00%, 12/1/2029	415	444
4.00%, 12/1/2030	435	464
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
5.00%, 9/1/2025	365	383
5.00%, 9/1/2026	820	870
5.00%, 9/1/2027	1,250	1,337
Cleveland County Educational Facilities Authority, Moore Public Schools Project 4.00%, 6/1/2027	9,000	9,544
Cleveland County Educational Facilities Authority, Norman Public Schools Project 5.00%, 6/1/2025	3,050	3,252
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2025	700	725
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	422
Rev., 5.00%, 9/1/2029	1,175	1,323
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	319
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	925
Rev., 5.00%, 9/1/2025	850	898
Rev., 5.00%, 9/1/2026	1,800	1,929
Rev., 5.00%, 9/1/2027	480	522
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
Rev., 4.00%, 9/1/2028	2,500	2,629
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	500	501
Rev., 5.00%, 10/1/2023	355	365
Rev., 5.00%, 10/1/2025	1,000	1,064
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	132
Rev., 4.00%, 12/1/2028	175	185
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2026	810	870
Series 2020B, Rev., 5.00%, 7/1/2027	430	469
Series 2020B, Rev., 5.00%, 7/1/2028	455	503
Series 2020B, Rev., 5.00%, 7/1/2029	480	535
Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,218
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	646
Rev., 4.00%, 9/1/2027	725	757
Rev., 4.00%, 9/1/2028	300	316
Total Oklahoma		33,958
Oregon — 0.3%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	41
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,021
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,662
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	500	454
Total Oregon		3,178
Pennsylvania — 6.6%
Allegheny County Sanitary Authority, Sewer 5.00%, 12/1/2022	3,000	3,020
Berks County Industrial Development Authority, Tower Health Project
5.00%, 11/1/2023	1,000	985
5.00%, 11/1/2024	1,000	977
Charleroi Borough Authority Water System
AGM, 4.00%, 12/1/2024	175	181
AGM, 4.00%, 12/1/2025	150	156
AGM, 4.00%, 12/1/2026	100	105
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	103

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
AGM, 4.00%, 12/1/2027	125	133
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, 5.00%, 9/1/2026	250	274
Series 2020A, 5.00%, 9/1/2027	200	223
Series 2020A, 5.00%, 9/1/2028	175	198
Series 2020A, 5.00%, 9/1/2029	175	200
City of Philadelphia, Water and Wastewater System Series 2014A, Rev., 5.00%, 7/1/2024	2,595	2,708
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	390
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,577
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,600
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,638
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	787
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,650
Series 2019A, GO, 4.00%, 10/1/2028	920	970
County of Westmoreland Series 2019A, GO, 5.00%, 8/15/2028	3,000	3,363
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,482
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	396
Lehigh County Industrial Development Authority, PPL Electric Utilities Corp., Project Series 2016A, Rev., VRDO, 1.80%, 9/1/2022 (c)	2,500	2,500
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,039
Panther Valley School District
GO, 2.00%, 10/15/2026	750	706
GO, 2.00%, 10/15/2027	680	629
GO, 2.00%, 10/15/2028	300	272
GO, 2.00%, 10/15/2029	300	266
Penn Hills School District
GO, 5.00%, 10/1/2027	3,585	3,960
GO, 5.00%, 10/1/2028	3,585	4,017
GO, 5.00%, 10/1/2029	3,815	4,324
Pennsylvania Turnpike Commission Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.10%, 9/12/2022 (b)	13,000	13,028
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,099
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2023	270	276
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	398
GO, 5.00%, 10/1/2029	425	490
GO, 5.00%, 10/1/2030	250	290
School District of Philadelphia (The)
Series 2021A, GO, 5.00%, 9/1/2023	1,190	1,218
Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,323
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	692
Rev., 5.00%, 6/1/2029	3,115	3,483
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2029	2,750	3,079
Rev., AGM, 5.00%, 2/1/2030	2,925	3,283
Rev., AGM, 5.00%, 2/1/2031	4,750	5,303
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,724
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	606
Series 2019B, GO, 4.00%, 10/1/2029	420	441
Total Pennsylvania		78,459
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Public School Financing Program
Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,272
Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,764
Series 2021F, Rev., 4.00%, 5/15/2029	2,000	2,143
Total Rhode Island		5,179
South Dakota — 0.0% ^
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 5.00%, 11/1/2022	375	377
Tennessee — 2.2%
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	2,987
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,242
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (c)	10,000	9,424
State of Tennessee Series 2021A, GO, 5.00%, 11/1/2033	3,980	4,671
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,485
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023	1,400	1,409
Total Tennessee		26,218
Texas — 4.6%
Abilene Independent School District, Unlimited Tax School Building PSF-GTD, 4.00%, 2/15/2029	2,000	2,146
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, PSF-GTD, 4.00%, 12/1/2029	1,000	1,046
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, 5.00%, 8/1/2026	250	273
Series 2018C, 5.00%, 8/1/2027	200	222
Series 2018C, 5.00%, 8/1/2029	325	360
City of Austin, Airport System
Series 2017B, 5.00%, 11/15/2026	1,095	1,175
Series 2017B, 5.00%, 11/15/2027	585	626
Series 2017B, 5.00%, 11/15/2028	630	674
City of Denton GO, 5.00%, 2/15/2023	1,045	1,058
City of El Paso GO, 5.00%, 8/15/2025	4,035	4,320
City of Galveston GO, 4.00%, 5/1/2024	635	651
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,113
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,268
Elgin Independent School District Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,207
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,374
Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023	10,000	10,097
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,007
Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	535
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,508
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,565
Houston Community College System GO, 5.00%, 2/15/2023 (d)	1,000	1,012
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 2.60%, 9/8/2022 (b)	1,580	1,581
Series 2017A, Rev., 5.00%, 10/15/2022	250	251
Series 2017A, Rev., 5.00%, 10/15/2028	250	266
Series 2017A, Rev., 5.00%, 10/15/2029	500	529
Katy Independent School District GO, PSF-GTD, 4.00%, 2/15/2027	290	292
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	559
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2025	750	768
GO, PSF-GTD, 5.00%, 8/15/2026	750	768
GO, PSF-GTD, 5.00%, 8/15/2027	650	666
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,571
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2023	50	51
Rev., AGM, 4.00%, 7/1/2025	440	457
Rev., AGM, 4.00%, 7/1/2026	300	315
Rev., AGM, 4.00%, 7/1/2027	430	457
Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,034
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,559
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	617
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Rev., 5.00%, 10/1/2022	400	401
Rev., 5.00%, 10/1/2023	400	411
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,320	1,402
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2023	325	333
Rev., 5.00%, 8/15/2027	350	387
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	105

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,177
GO, PSF-GTD, 4.00%, 2/1/2030	800	870
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,082
Total Texas		55,041
Utah — 1.0%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	8,675	8,896
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	510
Rev., AGM, 5.00%, 2/1/2025	250	264
Rev., AGM, 5.00%, 2/1/2027	720	787
Rev., AGM, 5.00%, 2/1/2029	1,070	1,158
Total Utah		11,615
Vermont — 0.1%
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2022	855	857
Virginia — 3.3%
Chesapeake Bay Bridge and Tunnel District General Resolution 5.00%, 11/1/2023	8,355	8,547
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	5,867
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	22,130
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,105
Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,364
Total Virginia		39,013
Washington — 2.2%
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	540
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (c)	7,900	8,345
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	17,885
Total Washington		26,770
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — 1.7%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	223
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,390
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,644
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,645
Wisconsin Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2027	1,650	1,845
Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,366
Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,274
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	346
Total Wisconsin		20,733
Total Municipal Bonds (Cost $1,208,276)		1,160,594
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 2.94%, 6/25/2032 (c)(Cost $44)	44	44
	SHARES (000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (f) (g) (Cost $23,666)	23,659	23,666
Total Investments — 99.0% (Cost $1,231,986)		1,184,304
Other Assets Less Liabilities — 1.0%		11,679
NET ASSETS — 100.0%		1,195,983

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Municipal Bond Funds	August 31, 2022

LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	107

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.5% (a)
Alabama — 1.0%
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2052 (b)	645	641
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,071
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	1,175	1,156
Total Alabama		2,868
Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, 3.50%, 6/1/2046	360	359
Arizona — 3.4%
Arizona Industrial Development Authority, Academies of Math & Science Projects 5.00%, 7/1/2032	300	309
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, 3.00%, 12/15/2031	260	225
Series 2021A, 4.00%, 12/15/2041	250	217
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series A, 5.00%, 11/1/2033	1,000	1,119
Series A, 5.00%, 11/1/2037	900	981
Arizona Industrial Development Authority, KIPP Nashville Project
Series A, 5.00%, 7/1/2030	245	261
Series A, 5.00%, 7/1/2031	260	275
Series A, 5.00%, 7/1/2032	270	284
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, 5.00%, 7/1/2033	310	324
Series 2021A, 4.00%, 7/1/2035	370	346
Series 2021A, 4.00%, 7/1/2036	155	144
Series 2021A, Rev., 4.00%, 7/1/2041	500	448
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, 4.00%, 7/15/2030	250	240
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029	750	740
Arizona State University Series 2015A, 5.00%, 7/1/2028	75	80
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,250
La Paz County Industrial Development Authority, Harmony Public School Project
Rev., 4.00%, 2/15/2041	420	361
Rev., 4.00%, 2/15/2046	335	275
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (c)	200	170
Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project Series 2021A, Rev., 4.00%, 7/1/2031 (c)	250	234
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	216
Total Arizona		9,499
California — 4.9%
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, 4.00%, 8/1/2046	300	238
California Community Housing Agency, Glendale Properties Series 2021A-2, 4.00%, 8/1/2047	500	384
California Enterprise Development Authority, Riverside County, Rocketship Public Schools- Obligated Group No. 2 4.00%, 6/1/2027	300	296
California Health Facilities Financing Authority, On Lok Senior Health Service 3.00%, 8/1/2025	50	50
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Series B, 5.00%, 11/1/2034	210	235
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, 4.00%, 12/1/2026	100	100
Series 2021A, 5.00%, 12/1/2027	50	52
Series 2021A, 5.00%, 12/1/2028	60	63
Series 2021A, 5.00%, 12/1/2029	100	105
Series 2021A, 5.00%, 12/1/2031	65	68
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, 5.00%, 7/1/2026	410	433
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B2, 2.13%, 11/15/2026	410	385
California Public Finance Authority, Enso Village Project
Series 2021B-1, Rev., 3.13%, 5/15/2029	300	273
Series 2021A, Rev., 5.00%, 11/15/2036	300	292
California School Finance Authority, Classical Academies Oceanside Project
Series 2022A, 4.00%, 10/1/2027	500	505
Series 2022A, 5.00%, 10/1/2032	700	736
California School Finance Authority, John Adams Academies Series 2022A, 4.50%, 7/1/2032	850	832
California School Finance Authority, Kipp SoCal Public Schools Series A, 5.00%, 7/1/2039	500	515
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California School Finance Authority, Kipp Social Projects
Series 2020A, 5.00%, 7/1/2027	80	85
Series 2020A, 5.00%, 7/1/2028	110	118
Series 2020A, 5.00%, 7/1/2029	140	151
Series 2020A, 5.00%, 7/1/2030	100	108
Series 2020A, 4.00%, 7/1/2040	295	269
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, 3.00%, 4/1/2050	2,645	1,963
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, 4.00%, 4/1/2039	1,000	952
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim 4.00%, 8/1/2056	500	408
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments 5.00%, 9/1/2037	175	166
East Bay Municipal Utility District, Water System Series 2022A, Rev., 5.00%, 6/1/2033	2,500	2,977
Orange County Community Facilities District No. 2021-1, Rienda Series A, Rev., 5.00%, 8/15/2042 (d)	400	416
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, Rev., AGM, 5.00%, 9/1/2028	230	256
State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, 3.50%, 12/1/2045	280	280
Total California		13,711
Colorado — 3.3%
Aspen Fire Protection District
4.00%, 12/1/2034	200	208
4.00%, 12/1/2035	225	234
4.00%, 12/1/2036	350	362
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
4.00%, 5/1/2027	35	35
4.00%, 5/1/2029	35	34
Rev., 4.00%, 5/1/2030	30	29
4.00%, 5/1/2031	30	29
4.00%, 5/1/2041	90	78
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project 4.00%, 12/1/2030	595	547
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Colorado Educational and Cultural Facilities Authority, Golden View Classical Academy Projects
4.00%, 1/1/2026	200	199
4.00%, 1/1/2032	475	457
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project 5.00%, 9/1/2022	470	470
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project 5.00%, 2/1/2034	300	288
Colorado Health Facilities Authority, Tax Exempt, Aberdeen Ridge Series 2021B-3, 2.13%, 5/15/2028	300	282
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, GNMA COLL, 4.25%, 11/1/2049	210	213
Series 2020H, GNMA COLL, 3.00%, 5/1/2050	865	850
Series 2020B, 3.75%, 5/1/2050	1,625	1,629
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027 (d)	590	590
Rev., 5.25%, 12/1/2032 (d)	500	500
State of Colorado
4.00%, 6/15/2039	1,000	989
4.00%, 6/15/2040	1,320	1,300
Total Colorado		9,323
Connecticut — 1.7%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series D-1, 1.45%, 5/15/2023	1,020	1,012
Series 2020A-1, 3.50%, 11/15/2045	1,045	1,039
Series A-1, 4.00%, 11/15/2045	105	106
Series D, Subseries D-1, GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	500	503
Subseries A-1, 4.00%, 11/15/2047	165	166
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series B, 1.80%, 7/1/2049 (b)	225	221
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, 5.00%, 11/15/2027	250	274
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,378
Total Connecticut		4,699
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	109

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — 1.0%
Delaware State Economic Development Authority, Aspria of Delaware Charter Operations inc. Projects Series 2022A, Rev., 4.00%, 6/1/2042	250	221
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Rev., 4.00%, 9/1/2028	225	228
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,348
Total Delaware		2,797
District of Columbia — 1.9%
District of Columbia, Gallaudet University Project
Rev., 5.00%, 4/1/2027	150	161
Rev., 5.00%, 4/1/2028	160	174
Series 2021A, Rev., 4.00%, 4/1/2033	165	167
Series 2021A, Rev., 4.00%, 4/1/2034	160	160
Series 2021A, Rev., 4.00%, 4/1/2035	200	198
Series 2021A, Rev., 4.00%, 4/1/2036	200	196
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (c)	400	413
District of Columbia, Two Rivers Public Charter School, Inc.
Rev., 3.00%, 6/1/2030	1,000	919
Rev., 5.00%, 6/1/2050	1,500	1,490
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,586
Total District of Columbia		5,464
Florida — 9.2%
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031	150	136
City of Pompano Beach, John Knox Village Project
Series 2020, Rev., 3.50%, 9/1/2035	1,375	1,222
Rev., 4.00%, 9/1/2040	1,000	916
City of Port St. Lucie, Utility System Rev., NATL - RE, 5.25%, 9/1/2024	5,000	5,276
County of Broward, Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, AGM, 5.00%, 4/1/2024 (e)	835	847
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Rev., 4.00%, 7/1/2027	290	288
Rev., 4.00%, 7/1/2028	150	148
Rev., 4.00%, 7/1/2029	155	153
Rev., 4.00%, 7/1/2030	215	210
Series 2022B, Rev., 5.00%, 7/1/2031 (d)	165	169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2022B, Rev., 5.00%, 7/1/2042 (d)	230	215
Florida Development Finance Corp., IDEA Florida, Inc. Series 2022, Rev., 5.25%, 6/15/2029 (c)	300	298
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2032	270	281
Series 2022A, Rev., 5.00%, 6/15/2033	380	395
Series 2022A, Rev., 5.00%, 6/15/2034	400	414
Series 2022A, Rev., 5.00%, 6/15/2036	1,325	1,367
Series 2020A, Rev., 5.00%, 6/15/2040	500	513
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026	110	106
Florida Development Finance Corporation, Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (c) (d)	225	222
Series 2022, Rev., 5.25%, 8/15/2037 (c) (d)	350	342
Series 2022, Rev., 5.63%, 8/15/2042 (c) (d)	1,515	1,485
Florida Development Finance Corporation, Cornerstone Charter Academy Project
Series 2022, Rev., 5.00%, 10/1/2032 (c)	460	476
Series 2022, Rev., 5.00%, 10/1/2042 (c)	275	271
Lee County Industrial Development Authority, Health Care Facilities Series 2022B2, Rev., 3.25%, 10/1/2026	500	489
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,058
Miami Beach Redevelopment Agency, City Center, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,066
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series A, Rev., 5.00%, 11/1/2031	100	108
Series A, Rev., 5.00%, 11/1/2032	100	108
Series A, Rev., 5.00%, 11/1/2047	500	501
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,214
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041 (c)	210	181
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,414
Total Florida		25,889
Georgia — 1.5%
Albany-Dougherty Inner City Authority, State University Projects
5.00%, 7/1/2027	335	365
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
5.00%, 7/1/2028	350	387
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, 5.00%, 7/1/2054 (b)	500	553
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	919
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 2.38%, 1/1/2031	500	442
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (c)	415	370
Series 2021B, Rev., 5.00%, 1/1/2036 (c)	500	474
Georgia Housing and Finance Authority, Single Family Mortgage
Series 2017A, Rev., 4.00%, 12/1/2047	265	267
Series B, Rev., 4.00%, 12/1/2047	520	523
Total Georgia		4,300
Illinois — 5.1%
City of Aurora, Single Family Mortgage
Series B, GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	53	53
Series 2007-A, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	65	65
Illinois Finance Authority, Clark-Lindsey Village Series A, Rev., 4.60%, 6/1/2027	200	199
Illinois Finance Authority, Lake Forest College
Series A, Rev., 5.00%, 10/1/2032	215	218
Series A, Rev., 5.00%, 10/1/2035	475	468
Series A, Rev., 5.50%, 10/1/2039	380	386
Illinois Finance Authority, Plymouth Place, Inc.
Series 2021A, Rev., 5.00%, 5/15/2032	135	133
Series 2021A, Rev., 5.00%, 5/15/2033	145	142
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2030	130	128
Rev., 4.00%, 11/1/2031	135	132
Rev., 4.00%, 11/1/2041	375	337
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	383
Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,375	1,388
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	465	464
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	534
Southern Illinois University, Housing and Auxiliary Facilities System
Series 2021A, Rev., 4.00%, 4/1/2029	400	415
Series 2021A, Rev., 5.00%, 4/1/2032	375	406
Series 2021A, Rev., 5.00%, 4/1/2033	300	321
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250	270
Rev., 5.00%, 4/15/2027	365	401
Rev., 5.00%, 4/15/2028	390	436
Rev., 5.00%, 4/15/2029	290	328
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	1,945	2,038
Series 2022B, GO, 5.00%, 3/1/2031	665	723
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170	1,328
GO, 5.00%, 12/15/2036	1,460	1,650
GO, 4.00%, 12/15/2037	1,000	1,017
Total Illinois		14,363
Indiana — 2.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	500	392
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (c)	570	513
County of St. Joseph, Economic Development, St. Mary's College Project Series 2017A, Rev., 5.00%, 4/1/2026	1,880	2,001
Indiana Finance Authority, DePauw University Project Series A, Rev., 5.00%, 7/1/2032	350	385
Indiana Finance Authority, Educational Facilities, Valparaiso University Project
Rev., 4.00%, 10/1/2034	165	161
Rev., 4.00%, 10/1/2035	220	213
Indiana Finance Authority, First Lien, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2022 (e)	1,250	1,253
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Series 2021, Rev., 5.00%, 6/1/2031	100	111
Rev., 4.00%, 6/1/2033	110	111
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,763
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	111

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	840	842
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500	483
Total Indiana		8,228
Iowa — 1.1%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195	187
Rev., 5.00%, 9/1/2030	110	103
Rev., 5.00%, 9/1/2031	105	97
Rev., 5.00%, 9/1/2036	445	390
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	800	798
Iowa Student Loan Liquidity Corp.
Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,065
Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	332
Total Iowa		2,972
Kansas — 0.2%
City of Manhattan, Meadowlark Hills
Series 2022B-2, Rev., 2.38%, 6/1/2027	225	206
Series 2021A, Rev., 4.00%, 6/1/2036	300	266
Total Kansas		472
Kentucky — 0.2%
City of Hermiston Series 2022B, Rev., AMT, 3.70%, 1/1/2032 (c)	600	589
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	753
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (c)	450	443
Series 2021A, Rev., 5.00%, 6/1/2041 (c)	525	472
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	353
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	386
Total Louisiana		2,407
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maine — 0.4%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	408
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 4.00%, 7/1/2024 (e)	140	144
Series 2020A, Rev., 4.00%, 7/1/2024	110	112
Series 2020A, Rev., 4.00%, 7/1/2028 (e)	210	226
Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	220	221
Total Maine		1,111
Maryland — 1.0%
County of Baltimore, McDonogh School Facility
Series 2019B, 3.00%, 9/1/2024	320	320
Series 2019B, 3.00%, 9/1/2025	475	475
County of Baltimore, Riderwood Village, Inc., Project
4.00%, 1/1/2032	475	492
4.00%, 1/1/2033	600	616
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2029	150	160
Rev., 5.00%, 6/1/2031	175	186
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	645	650
Total Maryland		2,899
Massachusetts — 5.4%
Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	3,000	3,163
Massachusetts Development Finance Agency, Salem Community Corp.
Series 2022, Rev., 5.00%, 1/1/2026	285	288
Series 2022, Rev., 5.00%, 1/1/2027	305	309
Rev., 5.00%, 1/1/2028	265	267
Rev., 5.00%, 1/1/2029	500	502
Rev., 5.00%, 1/1/2031	240	239
Rev., 5.13%, 1/1/2040	510	496
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2029	150	166
Series 2021G, Rev., 5.00%, 7/1/2030	150	168
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	999
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	35	35
Series 183, Rev., 3.50%, 12/1/2046	85	85
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	960	963
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,458
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,344
Series C, Rev., 5.00%, 8/1/2030	1,500	1,636
Total Massachusetts		15,118
Michigan — 1.1%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2030	475	512
Series 2021A, GO, 5.00%, 4/1/2031	215	231
Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2030	575	628
Michigan Finance Authority, Trinity Health Corp. Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	977
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	460	459
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2028	105	118
Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	113
Series 2021A, Rev., AGM, 5.00%, 11/15/2030	100	114
Total Michigan		3,152
Minnesota — 1.9%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,106
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	175	164
Series 2021A, Rev., 4.00%, 7/1/2041	445	379
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	120	120
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,018
Rev., 5.25%, 8/1/2025	1,070	1,073
Rev., 5.25%, 8/1/2026	825	827
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Finance Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	325	327
Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	328
Total Minnesota		5,342
Mississippi — 0.4%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,000	1,009
Missouri — 0.7%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000	1,102
Industrial Development Authority of the City of St. Louis Missouri, Innovation District Series 2022, Rev., 5.00%, 5/15/2041	425	430
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	590	590
Total Missouri		2,122
Nebraska — 0.6%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,057
Rev., 5.00%, 7/1/2031	720	743
Total Nebraska		1,800
Nevada — 0.4%
Carson City Nevada Hospital
5.00%, 9/1/2026	555	592
5.00%, 9/1/2029	620	667
Total Nevada		1,259
New Hampshire — 2.3%
City of Manchester, School Facilities
Rev., NATL - RE, 5.50%, 6/1/2024	3,545	3,726
Rev., NATL - RE, 5.50%, 6/1/2027	900	1,012
New Hampshire Business Finance Authority, Springpoint Senior Living Project
Rev., 4.00%, 1/1/2026	265	266
Rev., 4.00%, 1/1/2027	250	250
Rev., 4.00%, 1/1/2028	290	289
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	113

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — continued
Rev., 4.00%, 1/1/2031	290	280
Rev., 4.00%, 1/1/2041	750	673
Total New Hampshire		6,496
New Jersey — 3.4%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, AGM, 5.00%, 7/1/2029	100	112
Series 2021A, AGM, 5.00%, 7/1/2030	100	113
Series 2021A, AGM, 5.00%, 7/1/2031	100	114
Series 2021A, AGM, 5.00%, 7/1/2034	60	67
Series 2021A, AGM, 5.00%, 7/1/2035	75	84
Series 2021A, AGM, 4.00%, 7/1/2036	100	99
Series 2021A, AGM, 4.00%, 7/1/2037	75	74
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027	215	214
Rev., 5.00%, 7/15/2032	285	295
Rev., 5.00%, 7/15/2042	590	591
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,288
Essex County Improvement Authority, CHF-Newark, LLC, NJIT Student Housing Project Series 2021A, Rev., 5.00%, 8/1/2033	170	188
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project
Rev., 4.00%, 7/15/2023 (c)	115	115
Rev., 4.00%, 7/15/2025 (c)	370	372
Rev., 4.00%, 7/15/2027 (c)	400	402
Rev., 4.00%, 7/15/2029 (c)	430	428
Rev., 4.00%, 7/15/2030 (c)	200	197
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2030	270	298
Series 2021QQQ, Rev., 5.00%, 6/15/2033	300	326
New Jersey Educational Facilities Authority, Stevens Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2033	350	378
Series 2020A, Rev., 5.00%, 7/1/2034	280	301
New Jersey Health Care Facilities Financing Authority, University Hospital Issue Series 2015A, Rev., AGM, 5.00%, 7/1/2023	820	838
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,826
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	730	747
Total New Jersey		9,467
New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	885	894
New York — 6.7%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
3.50%, 7/1/2026	500	485
Rev., 4.00%, 7/1/2031	780	728
Build NYC Resource Corp., Global Community Charter School
Series 2022A, 4.00%, 6/15/2032	135	133
Series 2022A, 5.00%, 6/15/2042	360	366
Series 2022A, 5.00%, 6/15/2052	640	643
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, 3.40%, 7/1/2027	300	297
Series 2022A, 5.00%, 7/1/2032	100	105
Series 2022A, 5.00%, 7/1/2042	300	304
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031	150	144
Series 2021A, 4.00%, 6/15/2041	135	118
Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2025	860	840
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2012A, Rev., 5.00%, 11/15/2029	1,000	1,005
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 5.00%, 1/1/2031	500	559
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022EE, Rev., 5.00%, 6/15/2045	4,435	4,858
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,066
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,809
Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,144
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	575	574
Series 195, Rev., 4.00%, 10/1/2046	530	533
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031 (c)	1,250	1,116
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027 (d)	140	147
Series 2022B, Rev., 5.00%, 1/1/2037 (d)	265	275
Series 2022B, Rev., 5.00%, 1/1/2041 (d)	250	257
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	340
Total New York		18,846
North Carolina — 1.0%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,098
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	520	525
North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290	266
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2033	180	178
Rev., 4.00%, 9/1/2041	415	391
University of North Carolina at Charlotte (The)
Series 2020A, Rev., 5.00%, 10/1/2025	85	91
Series 2020A, Rev., 5.00%, 10/1/2027	200	221
Total North Carolina		2,770
North Dakota — 0.7%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	215	214
Series D, Rev., 4.00%, 7/1/2046	510	513
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — continued
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	685	690
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	500	457
Total North Dakota		1,874
Ohio — 3.6%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, 5.00%, 2/15/2035	825	900
Butler County Port Authority, Community First Solutions
4.00%, 5/15/2037	210	213
Series 2021A, Rev., 4.00%, 5/15/2038	110	111
Series 2021A, Rev., 4.00%, 5/15/2039	115	116
Series 2021A, Rev., 4.00%, 5/15/2040	115	115
Series 2021A, Rev., 4.00%, 5/15/2041	125	125
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	500	506
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	215	207
Rev., 5.00%, 5/1/2030	250	245
Lakota Local School District Series A, GO, NATL - RE, 5.25%, 12/1/2025	1,500	1,631
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2028	125	136
Series 2021A, Rev., 5.00%, 12/1/2030	65	71
Series 2022, Rev., 5.00%, 12/1/2034 (d)	950	1,041
Series 2021A, Rev., 4.00%, 12/1/2035	150	147
Series 2022, Rev., 5.00%, 12/1/2037 (d)	1,100	1,184
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	275	286
Rev., 5.00%, 12/1/2032	100	104
Ohio Higher Educational Facility Commission, Kenyon College Rev., 4.00%, 7/1/2044	1,340	1,229
Ohio Housing Finance Agency, Mortgage-Backed Securities Program
Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	405	407
Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	825	828
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	115

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (c)	245	217
University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	348
Total Ohio		10,167
Oklahoma — 0.0% ^
IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Rev., 5.10%, 8/1/2023 ‡	—	—
Oregon — 1.0%
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155	160
Rev., 4.00%, 5/15/2029	130	126
Rev., 4.00%, 5/15/2047	400	336
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2035	1,360	1,423
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	125	117
Series 2021A, Rev., 5.00%, 11/15/2036	305	287
Series 2021A, Rev., 5.00%, 11/15/2046	500	440
Total Oregon		2,889
Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (b)	885	885
Pennsylvania — 5.3%
Allegheny County Higher Education Building Authority, Chatham University 5.00%, 9/1/2031	465	477
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, 5.00%, 7/15/2033	600	657
Bucks County Industrial Development Authority, Grand View Hospital Project 5.00%, 7/1/2032	500	517
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, 4.00%, 11/1/2036	535	495
Chester County Industrial Development Authority, Longwood Gardens Project
4.00%, 12/1/2024	345	356
4.00%, 12/1/2025	250	261
4.00%, 12/1/2026	250	264
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
5.00%, 12/1/2027	200	225
5.00%, 12/1/2035	175	196
5.00%, 12/1/2036	185	206
5.00%, 12/1/2037	200	222
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	95
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	92
Delaware County Authority, Neumann University
Rev., 4.00%, 10/1/2022	200	200
Rev., 5.00%, 10/1/2023	240	243
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2031	430	411
Rev., 4.00%, 7/1/2037	170	155
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	321
Series 2021A, Rev., 4.00%, 5/1/2041	885	743
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project Rev., 4.00%, 7/1/2041	750	692
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	175
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	530	530
Series 122, Rev., AMT, 4.00%, 10/1/2046	185	186
Pennsylvania State University (The) Series 2020E, Rev., 5.00%, 3/1/2030	290	334
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., AGM, 5.00%, 12/1/2026	1,550	1,698
Rev., AGM, 5.00%, 12/1/2027	680	748
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	335	326
Philadelphia Authority for Industrial Development, Holy Family University Rev., 5.00%, 9/1/2026 (d)	775	804
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	175	150
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,130	1,168
Township of Hampton GO, 4.00%, 1/1/2047 (d)	800	730
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project
Series 2021A, Rev., 4.00%, 11/15/2029	135	135
Series 2021A, Rev., 4.00%, 11/15/2030	190	188
Series 2021A, Rev., 4.00%, 11/15/2031	195	191
Series 2021A, Rev., 4.00%, 11/15/2036	365	347
Series 2021A, Rev., 4.00%, 11/15/2041	370	343
Total Pennsylvania		14,881
South Carolina — 0.3%
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (c)	200	203
South Carolina State Housing Finance and Development Authority
Series 2017A, Rev., 4.00%, 1/1/2047	155	156
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	405	408
Total South Carolina		767
South Dakota — 0.7%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	570	573
Series 2019A, Rev., 4.00%, 5/1/2049	1,325	1,337
Total South Dakota		1,910
Tennessee — 1.4%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,194
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2030	105	101
Series 2021B, Rev., 4.00%, 10/1/2031	220	209
Series 2021B, Rev., 4.00%, 10/1/2041	850	736
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	955
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	40	40
Rev., 3.50%, 1/1/2048	830	828
Total Tennessee		4,063
Texas — 4.7%
Arlington Higher Education Finance Corp.
Series 2021A, 5.00%, 8/15/2027	100	103
Series 2021A, 5.00%, 8/15/2028	40	41
Series 2021A, 4.00%, 8/15/2029	40	38
Series 2021A, 4.00%, 8/15/2030	40	38
Series 2021A, 4.00%, 8/15/2031	45	42
Arlington Higher Education Finance Corp., Kipp Texas, Inc.
PSF-GTD, 5.00%, 8/15/2023	150	154
PSF-GTD, 5.00%, 8/15/2024	140	147
PSF-GTD, 5.00%, 8/15/2025	200	214
PSF-GTD, 5.00%, 8/15/2026	220	240
PSF-GTD, 5.00%, 8/15/2027	250	277
Arlington Higher Education Finance Corp., Newman International Academy
Series 2021A, 4.00%, 8/15/2031	200	189
5.00%, 8/15/2041	300	290
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, 2.50%, 10/1/2031	275	232
Brazos Higher Education Authority, Inc., Tax-Exempt Student Loan Program Series 2020-1A, 5.00%, 4/1/2025	350	365
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225	186
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	2,800	3,018
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	211
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	267
Series 2017A, Rev., 5.00%, 10/15/2027	500	534
Midtown Redevelopment Authority, Tax Increment Contract
Rev., 4.00%, 1/1/2031	365	383
Rev., 4.00%, 1/1/2032	500	520
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	117

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	1,750	1,752
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2032 (d)	420	376
New Hope Cultural Education Facilities Finance Corp., Westminster Project Series 2021, Rev., 4.00%, 11/1/2055	550	458
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	204
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	227
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 1.60%, 8/1/2024 (b)	340	332
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	500	426
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	476
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series A, Rev., 4.00%, 7/1/2053	750	682
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	410	416
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400	387
Total Texas		13,225
Utah — 2.8%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 Rev., 4.00%, 8/1/2030 (c)	1,000	944
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250	216
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	1,832
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (c)	535	477
Utah Charter School Finance Authority, Wallace Stegner Academy
Series A, Rev., 5.25%, 6/15/2032 (c)	250	254
Series A, Rev., 5.63%, 6/15/2042 (c)	400	407
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	570	574
Utah Infrastructure Agency
Series 2022, Rev., 5.00%, 10/15/2027	130	135
Series 2022, Rev., 5.00%, 10/15/2032	310	319
Utah State Board of Regents, Student Fee and Housing System Rev., NATL - RE, 5.25%, 4/1/2023	1,670	1,697
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,115
Total Utah		7,970
Vermont — 1.8%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	405	405
Vermont Student Assistance Corp., Education Loan
Series 2016A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,018
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,451
Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,252
Total Vermont		5,126
Virginia — 0.7%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 3.00%, 10/1/2029	500	478
Rev., 3.00%, 10/1/2030	500	474
Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	172
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 7/1/2032	1,000	997
Total Virginia		2,121
Washington — 3.7%
FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2039	5,000	5,380
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125	136
Rev., 5.00%, 1/1/2028	125	138
Rev., 5.00%, 1/1/2029	125	139
Rev., 4.00%, 1/1/2031	330	350
Rev., 4.00%, 1/1/2034	500	514
Washington Health Care Facilities Authority, Multi-care Health System Series B, Rev., 5.00%, 8/15/2035	1,850	1,980
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	740
Washington State Housing Finance Commission, Single Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	100	100
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	1,075	1,073
Total Washington		10,550
Wisconsin — 4.0%
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250	218
Public Finance Authority, College Achieve Central Charter School Project
Series 2021A, Rev., 5.00%, 6/15/2027 (c)	260	267
Series 2021A, Rev., 5.00%, 6/15/2029 (c)	285	291
Series 2021A, Rev., 5.00%, 6/15/2031 (c)	315	318
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	425
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	200	139
Public Finance Authority, Roseman University of Health Rev., 4.00%, 4/1/2032 (c)	230	220
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	200	197
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2026	1,545	1,524
Public Finance Authority, The Franklin School of Innovation Series 2022, Rev., 5.00%, 1/1/2042 (c)	145	136
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (c)	240	224
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	260
Rev., 5.00%, 7/1/2025	250	264
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022 (e)	520	520
Series 2017A, Rev., 5.00%, 9/1/2023 (e)	550	563
Series 2017A, Rev., 5.00%, 9/1/2024 (e)	580	607
Series 2017A, Rev., 5.00%, 9/1/2025 (e)	235	251
Series 2017A, Rev., 5.00%, 9/1/2026 (e)	385	419
Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785	870
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	429
Series C, Rev., 5.00%, 2/15/2028	575	616
Series C, Rev., 5.00%, 2/15/2029	375	401
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,251
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2041	825	761
Total Wisconsin		11,171
Wyoming — 0.5%
Wyoming Community Development Authority
Series 5, Rev., 4.00%, 12/1/2046	430	433
Series 2020-2, Rev., 3.00%, 6/1/2049	875	857
Total Wyoming		1,290
Total Municipal Bonds (Cost $282,342)		269,114
	SHARES (000)
Short-Term Investments — 6.4%
Investment Companies — 6.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (f) (g) (Cost $18,183)	18,178	18,183
Total Investments — 101.9% (Cost $300,525)		287,297
Liabilities in Excess of Other Assets — (1.9)%		(5,369)
NET ASSETS — 100.0%		281,928

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	119

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2022.
Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(12)	12/20/2022	USD	(1,498)	13

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.7% (a)
Alabama — 1.7%
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2052 (b)	1,300	1,292
City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	26
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,039
Montgomery Water Works and Sanitary Sewer Board Series 2019A, Rev., 4.00%, 9/1/2038	730	741
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	506
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,000	5,903
UAB Medicine Finance Authority
Series B-2, Rev., 3.50%, 9/1/2035	160	149
Series B-2, Rev., 5.00%, 9/1/2037	30	31
Total Alabama		9,687
Alaska — 0.3%
Alaska Housing Finance Corp., General Mortgage Series 2016A, 3.50%, 6/1/2046	355	354
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, 4.00%, 10/1/2044	1,500	1,379
Total Alaska		1,733
Arizona — 2.1%
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, 4.00%, 12/15/2051 (d)	350	284
Arizona Industrial Development Authority, Children's National Medical Center Series 2020A, 3.00%, 9/1/2050	2,600	1,854
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, 4.00%, 7/15/2051 (d)	250	200
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
4.00%, 11/1/2051	1,300	1,164
Series A, 4.25%, 11/1/2052	800	746
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, 4.50%, 1/1/2049	4,000	2,539
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, 4.00%, 7/1/2051	1,125	942
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, 3.00%, 2/1/2045	1,000	767
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project 5.00%, 7/15/2040 (d)	2,515	2,540
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC - CR, FGIC, 5.50%, 7/1/2036	125	151
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	47
County of Pinal Rev., 4.00%, 8/1/2036	50	52
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	361
Series 2018A, Rev., 5.00%, 7/1/2033	150	154
Series 2018A, Rev., 5.00%, 7/1/2037	200	203
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	11
Maricopa County Unified School District No. 11,Peoria, School Improvement GO, 4.00%, 7/1/2034	10	11
University of Arizona (The) 5.00%, 6/1/2033	40	43
Total Arizona		12,069
Arkansas — 0.1%
County of Pulaski, Arkansas Children's Hospital Rev., 5.00%, 3/1/2029	350	378
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	108
University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	198
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	110
Total Arkansas		794
California — 7.5%
Alta Loma School District, Election of 2016 Series 2017A, 5.00%, 8/1/2032	60	66
Bay Area Toll Authority, Toll Bridge Series S-7, 4.00%, 4/1/2032	35	37
Calexico Unified School District
4.00%, 8/1/2040	1,385	1,359
Series 2022, 4.00%, 8/1/2043	2,065	1,986
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, 5.00%, 6/1/2029	110	121
Series 2020A, 4.00%, 6/1/2034	510	515
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	121

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Educational Facilities Authority, Claremont McKenna College Series 2015A, 4.00%, 1/1/2039 (c)	500	525
California Health Facilities Financing Authority, On Lok Senior Health Service 5.00%, 8/1/2050	1,000	1,036
California Health Facilities Financing Authority, Sutter Health Series 2016A, 5.00%, 11/15/2041 (c)	250	270
California Municipal Finance Authority, Community Health System
Series 2021A, 3.00%, 2/1/2046	1,000	744
Series 2021A, 4.00%, 2/1/2051	365	339
California Public Finance Authority, Enso Village Project Series 2021A, 5.00%, 11/15/2051 (d)	500	454
California Public Finance Authority, Henry Mayo Newhall Hospital
5.00%, 10/15/2037	500	517
5.00%, 10/15/2047	1,000	1,022
California School Finance Authority, Green Dot Public School Projects
Series 2018A, 5.00%, 8/1/2023 (d)	175	177
Series 2018A, 5.00%, 8/1/2024 (d)	160	164
Series 2018A, 5.00%, 8/1/2025 (d)	150	155
Series 2018A, 5.00%, 8/1/2026 (d)	150	157
Series 2018A, 5.00%, 8/1/2027 (d)	150	158
Series 2018A, 5.00%, 8/1/2028 (d)	190	202
California State University, Systemwide
Series 2019A, 5.00%, 11/1/2036	30	34
Series 2017A, 5.00%, 11/1/2042	30	32
Series 2016A, 5.00%, 11/1/2045	25	27
California Statewide Communities Development Authority, Kaiser Foundation Hospitals Series 2009-C-3, Subseries C-3, 5.00%, 4/1/2045 (b)	4,255	4,922
California Statewide Communities Development Authority, Marin General Hospital Project
Series 2018A, 5.00%, 8/1/2024	45	47
Series 2018A, 4.00%, 8/1/2045	1,500	1,298
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project 4.00%, 11/1/2051	1,150	1,077
Campbell Union High School District
3.00%, 8/1/2030	620	622
3.00%, 8/1/2031	30	30
City of Irvine 5.00%, 9/2/2027	15	16
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,263
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	168
Clovis Unified School District 4.00%, 6/1/2028	150	161
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, 4.00%, 9/1/2056 (d)	2,115	1,727
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim 4.00%, 8/1/2056 (d)	1,500	1,225
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	365	283
Dixon Unified School District COP, 5.00%, 9/1/2027	10	11
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	1,850	1,971
East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	550
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2025	50	54
Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,340	1,273
Fresno Joint Powers Financing Authority, Master Lease Project Series 2017A, Rev., AGM, 5.00%, 4/1/2026	100	109
Hartnell Community College District, Election of 2016 Series B, GO, 4.00%, 8/1/2036	430	438
Los Angeles Department of Water and Power, Power System Series 2019D, Rev., 5.00%, 7/1/2038	35	39
Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	33
Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	39
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	6,407
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	27
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2037	200	224
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	650	706
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	12
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,526
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	310
San Lorenzo Valley Unified School District, Election of 2020
Series 2020A, GO, 4.00%, 8/1/2045	1,000	976
Series 2020A, GO, 5.00%, 8/1/2050	2,505	2,700
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	31
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2023 (c)	2,450	1,145
State of California, Various Purpose 5.00%, 11/1/2029	1,020	1,142
Total California		42,659
Colorado — 4.4%
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, 5.00%, 12/1/2050	670	592
Broadway Park North Metropolitan District No. 2, Limited Tax 5.00%, 12/1/2049 (d)	650	627
City and County of Denver, Airport System Series A, Rev., AMT, 5.50%, 11/15/2053	3,465	3,751
City of Colorado Springs, Utilities System Improvement Series 2020A, 4.00%, 11/15/2050	350	336
Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, 5.00%, 12/1/2050	2,000	1,784
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project 4.00%, 5/1/2051	175	141
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project 5.00%, 12/1/2050 (d)	740	650
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation
Series 2022, 5.00%, 9/1/2052 (e)	750	759
Series 2022, 5.00%, 9/1/2057 (e)	1,750	1,751
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, 5.00%, 12/1/2027	160	171
Colorado Health Facilities Authority, CommonSpirit Health Series A, 4.00%, 8/1/2044	2,565	2,351
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
5.00%, 9/1/2026	200	212
Series 2020A, 4.00%, 9/1/2050	675	587
Colorado Health Facilities Authority, Vail Valley Medical Centre Project 4.00%, 1/15/2045	1,095	1,060
County of Adams 4.00%, 12/1/2040	2,815	2,820
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	100	114
Denver Health and Hospital Authority
Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,489
Series A, Rev., 5.25%, 12/1/2045	1,000	1,008
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	927
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series A, GO, 5.75%, 12/1/2052 (d)	500	481
State of Colorado Series 2018A, 5.00%, 9/1/2031	20	22
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement 5.00%, 6/15/2041	1,000	1,063
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,615
Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	918
Total Colorado		25,229
Connecticut — 0.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, 4.00%, 11/15/2045	35	35
Subseries A-1, 4.00%, 11/15/2047	170	171
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, 5.00%, 12/1/2025	1,000	1,038
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020A, 5.00%, 7/1/2028	50	55
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, 4.00%, 7/1/2045	2,875	2,719
State of Connecticut
Series 2016D, 5.00%, 8/15/2026	25	27
Series 2012G, 4.00%, 10/15/2027	45	45
Series A, 5.00%, 4/15/2029	150	165
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, 5.00%, 9/1/2027	25	28
Series 2018B, 5.00%, 10/1/2033	55	61
Town of New Canaan
GO, 4.00%, 10/1/2036	140	143
GO, 4.00%, 10/1/2037	270	275
GO, 4.00%, 10/1/2039	100	100
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	123

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Town of Stratford GO, 5.00%, 5/15/2028	245	273
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2028	15	16
Total Connecticut		5,151
Delaware — 1.5%
County of New Castle GO, 5.00%, 4/1/2027	25	28
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,036
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	517
Series A, Rev., 5.00%, 9/1/2046	500	508
Rev., 5.00%, 9/1/2050	1,500	1,541
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	3,000	2,940
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,221
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	579
Total Delaware		8,370
District of Columbia — 1.7%
District of Columbia, Georgetown University Issue Rev., 5.00%, 4/1/2030	15	16
District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023 (c)	1,000	1,028
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	32
Series 2017B, Rev., 5.00%, 7/1/2037	25	26
Rev., 4.00%, 7/1/2039	600	564
Rev., 4.00%, 7/1/2044	1,240	1,125
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (c)	25	26
District of Columbia, Rocketship Obligated Group
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	250	254
Series 2020A, Rev., 5.00%, 6/1/2051 (d)	1,000	1,005
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	50	53
Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	444
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,364
Total District of Columbia		9,937
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 4.4%
City of Lakeland, Capital Improvement
Series 2021A, Rev., 5.00%, 10/1/2038	200	232
Series 2021A, Rev., 5.00%, 10/1/2039	275	315
Series 2021A, Rev., 5.00%, 10/1/2040	290	334
Series 2021A, Rev., 5.00%, 10/1/2041	200	230
City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	16
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	16
City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	24
City of Pompano Beach, John Knox Village of Florida, Inc. Series A, Rev., 4.00%, 9/1/2056	3,400	2,804
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	28
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 4.00%, 8/15/2042	20	19
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	2,908
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,740
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	2,415	2,524
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	102
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	25	28
Series 2016A, Rev., 4.00%, 10/1/2043	65	64
Florida Department of Management Services Series 2021A, COP, 5.00%, 11/1/2033	1,250	1,433
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	192
Series 2022B, Rev., 5.00%, 7/1/2051 (e)	325	295
Florida Development Finance Corp., Mater Academy Project Series 2022A, Rev., 4.00%, 6/15/2042	1,500	1,351
Florida Development Finance Corp., Mayflower Retirement Community
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,320	1,082
Series 2021A, Rev., 4.00%, 6/1/2046 (d)	1,005	783
Florida Governmental Utility Authority, North Fort Myers Utility System
Rev., AGM, 4.00%, 10/1/2034	400	413
Rev., AGM, 4.00%, 10/1/2035	1,000	1,018
Rev., AGM, 4.00%, 10/1/2036	370	374
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Gulf Coast University Financing Corp., Housing Project
Series 2020A, Rev., 4.00%, 2/1/2037	730	711
Series 2020A, Rev., 4.00%, 2/1/2038	535	518
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2026	25	27
Florida State Board of Governors, Florida International University Dormitory Series 2021A, Rev., 4.00%, 7/1/2032	65	69
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2051	1,140	1,020
Miami-Dade County Health Facilities Authority, Variety Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	860	782
Monroe County School District
Series 2018A, COP, 5.00%, 6/1/2030	150	166
Series 2018A, COP, 5.00%, 6/1/2032	100	110
Series 2018A, COP, 5.00%, 6/1/2034	40	44
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	40
Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	199
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	400	372
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	90	100
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	701
Series 2020A, Rev., 4.00%, 10/15/2038	750	721
Series 2020A, Rev., 4.00%, 10/15/2039	1,020	965
Total Florida		24,870
Georgia — 2.3%
Carroll City-County Hospital Authority, Tanner Medical Center Project GTD, 4.00%, 7/1/2050	1,450	1,359
City of Bainbridge, Combined Utility 4.00%, 12/1/2046	1,000	948
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	968
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Development Authority for Fulton County, WellStar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	1,937
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	1,520	1,600
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	427
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	975
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	1,977
Georgia Housing and Finance Authority, Single Family Mortgage Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	30	30
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2052	800	760
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	927
Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,216
Total Georgia		13,124
Hawaii — 0.4%
City and County Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,084
Idaho — 0.0% ^
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	78
Illinois — 6.3%
Chicago O'Hare International Airport, General Airport, Senior Lien Series C, 5.00%, 1/1/2025	105	111
City of Evanston, Corporate Purpose Series 2018B, GO, 5.00%, 12/1/2024	25	26
City of Fairview Park GO, 4.00%, 12/1/2024	25	26
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	105
City of St Charles, Corporate Purpose Series B, GO, 4.00%, 12/1/2030	440	460
City of Sterling Series B, GO, 4.00%, 11/1/2037	570	571
Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax
Series 2021B, GO, 4.00%, 2/1/2040	455	457
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	125

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2021B, GO, 4.00%, 2/1/2041	465	466
Cook County Forest Preserve District, Limited Tax Series B, 5.00%, 12/15/2037	295	295
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	35	39
5.00%, 11/15/2034	700	750
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	2,578
DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	800	804
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	25
Illinois Finance Authority Series 2018A, Rev., 5.00%, 5/15/2024	50	52
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 1/1/2025	100	106
Rev., 5.00%, 7/1/2040	105	116
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2035	380	406
Illinois Finance Authority, Mercy Health System
Rev., 5.00%, 12/1/2025	50	53
Rev., 5.00%, 12/1/2046	305	313
Illinois Finance Authority, Northwest community Hospital Rev., 5.00%, 7/1/2025 (c)	250	267
Illinois Finance Authority, OSF Healthcare System Series 2015A, Rev., 5.00%, 11/15/2024	90	94
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	10
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 4.00%, 2/15/2041	930	906
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	422
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	320
Series 2017C, Rev., 5.00%, 3/1/2034	205	214
Illinois State Toll Highway Authority Series 2019A, Rev., 4.00%, 1/1/2044	65	63
Kendall and Kane Counties Community Unit School District No. 115 Series 2021, GO, 4.00%, 1/1/2026	65	68
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2034	120	125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM - CR, NATL - RE, Zero Coupon, 12/15/2040	5,000	2,180
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	275	248
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	3,732
Series C, Rev., 5.25%, 1/1/2043	1,500	1,610
State of Illinois
GO, 5.00%, 5/1/2024	205	211
Series D, GO, 5.00%, 11/1/2024	325	336
GO, 4.00%, 8/1/2025	25	25
GO, 5.00%, 5/1/2027	175	180
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 11/1/2028	20	21
Series 2012A, GO, 4.00%, 1/1/2029	45	45
Series 2012A, GO, 4.00%, 1/1/2030	225	225
GO, 5.50%, 1/1/2030	20	22
GO, 5.50%, 5/1/2030	2,000	2,237
GO, 4.13%, 11/1/2031	20	20
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,481
GO, 4.00%, 6/1/2033	15	15
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,447
GO, 4.00%, 6/1/2036	25	24
GO, 4.00%, 6/1/2037	45	43
GO, 5.50%, 7/1/2038	3,000	3,059
State of Illinois, Sales Tax
Series D, Rev., 5.00%, 6/15/2027	15	16
Rev., 5.00%, 6/15/2032	20	22
Village of Arlington Heights 4.00%, 12/1/2034	130	132
Village of Bolingbrook Series 2018A, AGM, 5.00%, 1/1/2033	1,000	1,108
Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	88
Will County Forest Preserve District GO, 5.00%, 12/15/2024	35	37
Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	224
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	35
Total Illinois		36,097
Indiana — 0.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	392
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	192
Clarksville Redevelopment Authority 5.00%, 1/15/2031	30	34
Gary Community School Corp. GO, 4.00%, 7/15/2023	230	233
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2031	240	252
Rev., 4.00%, 7/15/2032	350	367
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	24
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	171
Series 2020A, Rev., 5.00%, 7/1/2055	460	448
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 5.00%, 10/1/2031	250	272
Indiana Finance Authority, Goshen Health Series 2019A, Rev., 4.00%, 11/1/2043	1,125	1,036
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,155
Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	47
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	14
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	32
Indianapolis Local Public Improvement Bond Bank Series 2022B, Rev., 5.00%, 2/1/2031	160	183
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	37
University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	28
Total Indiana		4,917
Iowa — 0.1%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	215	215
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2021A, Rev., 5.00%, 6/1/2028	60	67
Total Iowa		282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — 0.0% ^
Kansas Power Pool, Electric Utility Series 2021A, Rev., 5.00%, 12/1/2029	15	17
Kentucky — 0.4%
City of Ashland, Kings Daughters Medical Center Series 2016A, 4.00%, 2/1/2036	1,750	1,636
City of Hermiston Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (d)	560	553
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	31
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	21
Total Kentucky		2,241
Louisiana — 1.1%
Lafourche Parish School Board, Parish Wide GO, 4.00%, 3/1/2033	125	131
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	1,015
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	26
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	604
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,076
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	48
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,231
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,027
Total Louisiana		6,158
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	344
Maine Health & Higher Educational Facilities Authority, MaineHealth Series A, Rev., 4.00%, 7/1/2045	2,355	2,220
Maine Municipal Bond Bank Series 2018A, Rev., GAN, 5.00%, 9/1/2026	80	88
Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	135	136
Total Maine		2,788
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	127

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — 1.4%
City of Baltimore, Water Projects Series B, 4.00%, 7/1/2033	270	283
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,087
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,215
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	1,250	1,088
Rev., 4.00%, 6/1/2051	500	425
Maryland State Transportation Authority, Transportation Facilities Projects, Tax Exempt Rev., 5.00%, 7/1/2028	10	11
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2013A, Rev., 4.00%, 1/1/2031	85	85
Total Maryland		8,194
Massachusetts — 2.2%
City of Methuen GO, 5.00%, 9/1/2030	685	797
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,405
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	3,696
Massachusetts Development Finance Agency, Berklee College Music Rev., 5.00%, 10/1/2026	15	16
Massachusetts Development Finance Agency, Boston College Issue
Series 2020U, Rev., 5.00%, 7/1/2038	755	862
Series 2020U, Rev., 5.00%, 7/1/2039	665	760
Series 2020U, Rev., 5.00%, 7/1/2040	535	612
Series 2017T, Rev., 4.00%, 7/1/2042	35	34
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	863
Rev., 5.00%, 1/1/2037	315	328
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	783
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	155	155
Series 167, Rev., 4.00%, 12/1/2043	25	25
Series 169, Rev., 4.00%, 12/1/2044	135	135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Bellingham, Municipal Purpose Loan 4.00%, 6/15/2032	10	11
Town of Westwood, Unlimited Tax GO, 5.00%, 8/15/2037	1,040	1,197
University of Massachusetts Building Authority Series 2017-1, Rev., 5.25%, 11/1/2042	50	55
Total Massachusetts		12,734
Michigan — 1.5%
Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax Q-SBLF, 4.00%, 5/1/2040	30	30
Dundee Community Schools, Limited Tax GO, AGM, 5.00%, 5/1/2026	70	76
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	1,911
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,082
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2034	25	28
Hanover Horton School District, Unlimited tax GO, AGM, 4.00%, 5/1/2028	45	48
Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 4.00%, 11/15/2045	375	307
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,567
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2046	430	400
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	375	325
Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,055
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	51
Series 2015I, Rev., 4.00%, 4/15/2040	120	120
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	50	50
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	742
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	955
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (c)	25	26
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	27
Total Michigan		8,825
Minnesota — 1.4%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, Zero Coupon, 2/1/2026	150	136
Series 2017B, Zero Coupon, 2/1/2027	400	349
Series 2017B, Zero Coupon, 2/1/2028	225	189
Series 2017B, Zero Coupon, 2/1/2030	880	677
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,735
City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	36
City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	210
Greenway Independent School District No. 316, Capital Appreciation
Series 2019F, GO, Zero Coupon, 2/1/2030	700	554
Series 2019F, GO, Zero Coupon, 2/1/2031	545	413
Lakeville Independent School District No. 194 Series 2018A, GO, 5.00%, 2/1/2028	25	27
Minneapolis Special School District No. 1 Series 2020A, COP, 4.00%, 4/1/2032	125	133
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	40	40
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,041
Rev., 4.00%, 3/1/2033	500	517
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	75	75
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	270	271
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	170	171
Nashwauk Keewatin Independent School District No. 319 Series A, GO, 4.00%, 2/1/2035	500	514
Total Minnesota		8,088
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — 0.6%
Mississippi Development Bank, Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,159
Mississippi Development Bank, Sales Tax Rev., 5.00%, 9/1/2028	110	123
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,040
Total Mississippi		3,322
Missouri — 1.0%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2028	100	106
City of Sedalia COP, 4.00%, 7/15/2035	205	208
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2019A, Rev., 5.00%, 11/15/2028	25	28
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,038
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,027
Series 2019C, Rev., 4.00%, 2/1/2048	265	226
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series 2018A, Rev., 4.00%, 6/1/2048	2,160	2,008
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Rev., 5.00%, 12/1/2030	260	283
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2026	50	54
Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	103
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	170	170
Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	190	191
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Rev., 5.00%, 1/1/2026	135	145
Total Missouri		5,587
Montana — 0.2%
Gallatin County School District No. 72 Ophir, Big Sky GO, 4.00%, 7/1/2027	100	106
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	129

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — continued
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	30	30
Montana Facility Finance Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2038	1,200	1,184
Total Montana		1,320
Nebraska — 0.8%
Central Plains Energy Project Series A, 5.00%, 9/1/2035	1,500	1,599
Central Plains Energy Project, Gas Project No. 3
Series 2017A, 5.00%, 9/1/2034	1,000	1,071
Series 2017A, Rev., 5.00%, 9/1/2042	750	790
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	557
Series 2020A, Rev., 4.00%, 11/15/2041	300	289
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2030	10	11
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	105
Series A, Rev., 5.00%, 1/1/2034	185	200
Series 2016A, Rev., 5.00%, 1/1/2035	25	27
Total Nebraska		4,649
Nevada — 1.2%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	344
County of Clark, Southern California Edison Co. Series 2008 A, Rev., 2.10%, 6/1/2031	5,000	4,220
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,324
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	16
Total Nevada		6,904
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	897
New Jersey — 5.0%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	496
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project Series B, Rev., 4.00%, 12/1/2035	25	26
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	257
New Jersey Economic Development Authority, School Facilities Construction
Series NN, Rev., 5.00%, 3/1/2024	150	152
Series 2021QQQ, Rev., 4.00%, 6/15/2050	2,375	2,146
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,801
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	110
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	570	583
New Jersey Transportation Trust Fund Authority
Series BB, Rev., 4.00%, 6/15/2038	1,500	1,449
Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,242
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,878
Series 2016A-1, Rev., 4.10%, 6/15/2031	115	118
Series A, Rev., 5.00%, 6/15/2031	3,000	3,205
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	5,468
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	956
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2032	3,000	3,202
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	996
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,033
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,569
Total New Jersey		28,687
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	340	341
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 11.2%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project 4.00%, 11/1/2045	2,300	2,133
Build NYC Resource Corp., Global Community Charter School Series 2022A, 5.00%, 6/15/2052	635	638
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022-A, 5.00%, 7/1/2052	350	351
City of New York Series 202, GO, 5.00%, 3/1/2041	225	240
City of New York, Fiscal Year 2020 Series D, Subseries D-1, GO, 4.00%, 3/1/2050	650	615
County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	11
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	1,000	1,044
Dutchess County Local Development Corp., Millbrook School Series 2021, Rev., 4.00%, 9/1/2051	1,030	941
Metropolitan Transportation Authority
Series H, Rev., 5.00%, 11/15/2022 (c)	70	70
Series A-1, Rev., 5.00%, 11/15/2023	20	21
Series D, Rev., 5.00%, 11/15/2031	400	419
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., 5.00%, 11/15/2026	25	25
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	27
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	27
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	104
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (d)	540	529
Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2032	90	93
Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	61
New York City Municipal Water Finance Authority Fiscal Year 2022 Series BB, Subseries BB-1, Rev., 4.00%, 6/15/2045	180	173
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2032	235	262
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	357
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	100	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	5,408
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series B-1, Rev., 4.00%, 8/1/2038	470	461
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	27
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	55
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	33
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020AA, Rev., 5.00%, 6/15/2040	55	60
Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,443
New York Liberty Development Corp., Secured by Port Authority Rev., 2.75%, 2/15/2044	1,900	1,397
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	1,000	909
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,890
New York State Dormitory Authority, Rockefeller University (The) Series 2019B, Rev., 5.00%, 7/1/2050	2,500	2,683
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	54
Series 2016A, Rev., 5.00%, 10/1/2032	35	38
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	122
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2030	1,000	1,152
Series 2020 A, Rev., 4.00%, 3/15/2044	2,000	1,909
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	108
Series 2018A, Rev., 5.00%, 3/15/2037	40	43
New York State Dormitory Authority, State Supported Debt University Facilities Series 2020A, Rev., 4.00%, 7/1/2050	2,500	2,288
New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	131

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	1,892
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	1,000	1,090
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2039	25	27
Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,166
Series 2019A, Rev., 5.00%, 3/15/2042	3,500	3,769
New York State Urban Development Corp., State Sales Tax Series 2021 A, Rev., 4.00%, 3/15/2046	2,000	1,897
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,416
Rev., AMT, 5.00%, 1/1/2036	1,125	1,156
Onondaga Civic Development Corp., Le Moyne College Project Rev., 5.00%, 1/1/2028	25	27
Port Authority of New York and New Jersey Rev., 4.00%, 6/15/2044	50	48
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,664
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	175	175
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (d)	850	740
Rev., 5.38%, 11/1/2054 (d)	750	644
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	86
Town of Clarence 4.00%, 7/15/2037	600	607
Town of Harrison, Public Improvement
GO, 4.00%, 7/1/2037	715	730
GO, 4.00%, 7/1/2038	320	324
Town of Orangetown, Rockland County, Sparkill- Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	215
GO, AGM, 4.00%, 11/15/2041	205	198
GO, AGM, 4.00%, 11/15/2042	315	300
GO, AGM, 4.00%, 11/15/2043	325	310
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	88
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2018C, Rev., 5.00%, 11/15/2038	35	38
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,074
Series 2018A, Rev., 5.00%, 11/15/2045	105	111
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2025	200	214
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,369
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	47
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C, Rev., 3.20%, 7/1/2028 (d)	1,375	1,249
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	940
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	136
Total New York		64,094
North Carolina — 1.9%
County of Burke, Limited Obligation 5.00%, 4/1/2031	25	28
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	112
Rev., 5.00%, 6/1/2028	805	857
Rev., 5.00%, 6/1/2030	400	423
North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	95	95
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	1,781
State of North Carolina Rev., 5.00%, 3/1/2034	4,000	4,415
State of North Carolina, ST Grant Series 2019, Rev., 5.00%, 3/1/2032	3,000	3,351
Total North Carolina		11,062
North Dakota — 0.8%
City of Grand Forks, Altru Health System Rev., 4.00%, 12/1/2040	3,800	3,470
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2016D, Rev., 3.50%, 7/1/2046	220	219
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	1,000	915
Total North Dakota		4,604
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 3.9%
American Municipal Power, Inc., Fremont Energy Center Project
Series 2021A, 4.00%, 2/15/2037	1,700	1,675
Series 2021A, 4.00%, 2/15/2038	2,000	1,959
Athens City School District, School Facilities Construction and Improvement Series 2019A, 4.00%, 12/1/2040	460	461
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, 4.00%, 6/1/2048	3,210	2,873
Butler County Port Authority, Community First Solutions 4.00%, 5/15/2046	250	246
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project 4.00%, 7/1/2051	1,000	931
County of Allen, Hospital Facilities, Mercy Health Series A, 4.25%, 11/1/2045	2,000	1,997
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	5,739
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,354
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2051	1,500	1,368
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,819
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2031	115	121
Series 2016A, Rev., 5.00%, 7/1/2032	35	37
Series 2013A, Rev., 5.50%, 7/1/2039	1,000	1,024
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	161
Licking Heights Local School District, School Facilities Construction and Improvement, Unlimited Tax Series A, GO, 4.00%, 10/1/2034	10	11
Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	27
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	198
Series 2021A, Rev., 4.00%, 12/1/2045	115	105
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series 2018A, Rev., 5.00%, 12/1/2024	10	11
Series 2018B, Rev., 5.00%, 12/1/2031	75	82
Total Ohio		22,199
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 0.4%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	655
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,770
Total Oklahoma		2,425
Oregon — 0.2%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	341
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	206
Lane Community College Series 2020A, GO, 4.00%, 6/15/2038	200	202
Medford Hospital Facilities Authority, Asante Project Series 2020A, Rev., 5.00%, 8/15/2027	100	109
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2047	500	420
State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	38
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	31
Total Oregon		1,352
Pennsylvania — 8.2%
Abington School District, Limited Tax Series 2017A, 4.00%, 10/1/2037	15	15
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, 4.00%, 4/1/2044	2,000	1,877
Berks County Industrial Development Authority, Tower Health Project
5.00%, 11/1/2036	50	41
5.00%, 11/1/2037	430	351
Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, 5.00%, 2/1/2040 (b)	2,000	1,788
Bucks County Industrial Development Authority, Grand View Hospital Project 4.00%, 7/1/2046	1,110	869
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, 4.00%, 10/1/2036	25	25
Chester County Industrial Development Authority, Longwood Gardens Project 4.00%, 12/1/2049	3,345	3,165
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	133

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,209
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	121
AGM, 4.00%, 6/1/2039	9,950	10,043
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,119
County of Cambria Series 2020B, AGM, 4.00%, 8/1/2035	700	715
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,085
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,634
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	37
Rev., 5.00%, 11/1/2036	510	539
Rev., 5.00%, 11/1/2037	250	264
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2037	175	160
Rev., 4.00%, 7/1/2046	675	574
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	335
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 9/1/2036	1,655	1,624
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,651
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,552
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 5.00%, 11/15/2045	1,770	1,859
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	367
Rev., 5.00%, 12/1/2049	500	523
Northampton County General Purpose Authority, Moravian College Project
Rev., 5.00%, 10/1/2027	135	142
Rev., 5.00%, 10/1/2036	100	102
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 118A, Rev., AMT, 3.50%, 4/1/2040	135	135
Series 122, Rev., AMT, 4.00%, 10/1/2046	200	201
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Turnpike Commission, Subordinate Series B, Rev., 4.00%, 12/1/2038	2,000	2,008
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	319
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,171
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,233
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	26
Series 2016B, Rev., 4.00%, 9/15/2041	15	15
Township of West Bradford GO, 4.00%, 12/15/2040	600	604
Upper Merion Area School District GO, 5.00%, 1/15/2026 (c)	250	271
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	230	227
Rev., 4.00%, 12/15/2028	1,000	967
Rev., 5.00%, 12/15/2038	750	755
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,245
Total Pennsylvania		46,963
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	28
South Carolina — 0.2%
City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 4.00%, 10/1/2040	90	89
Lexington County Health Services District, Inc., LexMed Obligated Group Rev., 4.00%, 11/1/2030	15	15
South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,045
South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	145	146
Total South Carolina		1,295
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Dakota — 0.0% ^
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	66
South Dakota Housing Development Authority, Homeownership Mortgage Series 2015D, Rev., 4.00%, 11/1/2045	170	171
Total South Dakota		237
Tennessee — 4.0%
City of Cleveland
Series 2018B, 5.00%, 6/1/2027	245	273
Series 2018B, 5.00%, 6/1/2028	260	293
Series 2018B, 5.00%, 6/1/2030	285	319
Series 2018B, 4.00%, 6/1/2031	300	318
Series 2018B, 4.00%, 6/1/2032	310	326
Series 2018B, 4.00%, 6/1/2038	395	396
Series 2018B, 4.00%, 6/1/2039	410	408
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	702
GO, 4.00%, 6/1/2038	720	723
GO, 4.00%, 6/1/2039	750	751
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	28
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	25
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,794
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 4.00%, 11/15/2043	105	99
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Belmon University Rev., 5.00%, 5/1/2026	500	534
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,194
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2051	2,000	1,613
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	105
Metropolitan Government of Nashville and Davidson County Series 2021A, Rev., 5.00%, 7/1/2031	110	129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Nashville Airport Authority (The) Series 2015A, Rev., 5.00%, 7/1/2035	20	21
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2044	4,690	4,994
Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,059
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	939
Tennessee Energy Acquisition Corp., Gas Project Series 2018, Rev., 4.00%, 11/1/2025 (b)	4,000	4,041
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025 (c)	35	38
Total Tennessee		23,122
Texas — 5.0%
Calallen Independent School District, School Building PSF-GTD, 5.00%, 2/15/2028	10	11
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, 5.00%, 1/1/2030	10	11
City of Bryan, Electric System AGM, 4.00%, 7/1/2031	50	52
City of Conroe Series 2018A, 5.00%, 3/1/2032	10	11
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	466
City of El Paso GO, 4.00%, 8/15/2042	145	139
City of Garland GO, 5.00%, 2/15/2027	10	11
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 4.00%, 7/1/2046	1,000	929
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,511
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,146
City of Laredo GO, 5.00%, 2/15/2032	40	44
City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	630
City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	37
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	249
Rev., 5.00%, 2/1/2032	35	37
City of San Marcos
GO, 5.00%, 8/15/2031	25	27
GO, 4.00%, 8/15/2037	400	404
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	135

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, 4.00%, 8/15/2023	500	505
Series B, 5.00%, 8/15/2024	345	358
Series 2016B, 5.00%, 8/15/2025	460	484
6.00%, 8/15/2033	1,250	1,282
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. PSF-GTD, 4.00%, 4/1/2036	500	512
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, 4.00%, 10/1/2050	550	444
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	10
County of Hidalgo
GO, 5.00%, 8/15/2028	10	11
GO, 4.00%, 8/15/2035	85	87
Series B, GO, 4.00%, 8/15/2038	40	40
County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	16
Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2022	25	25
El Paso County Hospital District GO, AGM - CR, 5.00%, 8/15/2023	10	10
Frisco Independent School District, Unlimited Tax School Building GO, PSF-GTD, Zero Coupon, 8/15/2036	1,035	615
Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	25
New Hope Cultural Education Facilities Finance Corp., Westminster Project Series 2021, Rev., 4.00%, 11/1/2055	850	707
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	11
North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	16
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	198
Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	17
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2031	210	223
Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	22
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	440
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,492
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	62
Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	40
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series A, Rev., 4.00%, 7/1/2053	1,750	1,590
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (c)	2,300	2,369
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	2,936
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,322
Texas Water Development Board, Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,053
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2030	10	10
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	947
Total Texas		28,594
Utah — 0.5%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	480
City of Provo GO, 5.00%, 1/1/2032	10	11
City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	274
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	28
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	25
University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	66
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2035	400	362
Rev., 4.00%, 10/15/2036	400	358
Rev., 4.00%, 10/15/2038	500	438
Rev., 4.00%, 10/15/2041	350	298
Utah Infrastructure Agency, Telecommunications and Franchise Rev., 4.00%, 10/15/2030	360	378
Total Utah		2,718
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Vermont — 0.4%
City of Burlington, Public Improvement Series 2019A, 4.00%, 11/1/2039	435	434
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	120	120
Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	32
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	450	447
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	625	620
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	220	219
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	90	90
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	115	114
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	90	90
Total Vermont		2,166
Virginia — 1.6%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, 4.00%, 7/1/2035	350	344
Series 2016A, 4.00%, 7/1/2036	320	314
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	5
Lynchburg Economic Development Authority, Central Health, Inc.
Rev., 4.00%, 1/1/2041	1,140	1,078
Rev., 4.00%, 1/1/2055	1,500	1,340
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,109
Virginia Commonwealth Transportation Board Series 2022, Rev., 4.00%, 5/15/2037	500	509
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series B, Rev., 5.00%, 11/1/2026	5	5
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041	2,000	1,559
Total Virginia		9,263
Washington — 1.1%
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	28
County of King, Sewer Series 2018B, Rev., 5.00%, 7/1/2031	10	11
King County School District No. 414 Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2028	15	17
Pierce County School District No. 416 White River, Unlimited Tax GO, 4.00%, 12/1/2030	10	10
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	1,200	1,109
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	115	124
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2028 (d)	25	27
Rev., 5.00%, 12/1/2029 (d)	250	276
Rev., 4.00%, 9/1/2045	2,500	2,340
Rev., 4.00%, 12/1/2048 (d)	390	361
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,727
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	105	105
Total Washington		6,135
West Virginia — 0.2%
West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	924
Wisconsin — 3.9%
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	719
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	792
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	655
Public Finance Authority, KU Campus Development Corp. - Central District Development Project Rev., 5.00%, 3/1/2027	280	302
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (d)	2,740	2,239
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 6/1/2032	230	249
Series 2016A, Rev., 4.00%, 6/1/2035	105	101
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (d)	100	86
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,109
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,316
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	137

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Triad Educational Services, Inc. Series 2021A, Rev., 4.00%, 6/15/2051	4,575	3,764
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	59
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	14
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	4,544
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,640
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc. Series A, Rev., 5.00%, 7/1/2049	750	764
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	485
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,203
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	455	458
Total Wisconsin		22,499
Total Municipal Bonds (Cost $583,995)		547,513
	SHARES (000)
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (f) (g) (Cost $22,233)	22,231	22,237
Total Investments — 99.6% (Cost $606,228)		569,750
Other Assets Less Liabilities — 0.4%		2,111
NET ASSETS — 100.0%		571,861

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Municipal Bond Funds	August 31, 2022

Futures contracts outstanding as of August 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(38)	12/20/2022	USD	(4,432)	34
U.S. Treasury 10 Year Ultra Note	(144)	12/20/2022	USD	(17,980)	154
					188

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	139

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 84.2% (a)
Alabama — 3.5%
Birmingham Airport Authority
5.00%, 7/1/2023	125	128
5.00%, 7/1/2024	150	156
5.00%, 7/1/2025	250	266
5.00%, 7/1/2026	225	244
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, (SIFMA Municipal Swap Index Yield + 0.62%), 2.29%, 12/1/2048 (b)	30,000	29,807
Series 2018A, 4.00%, 12/1/2048 (c)	1,400	1,414
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, (SIFMA Municipal Swap Index Yield + 0.35%), 2.02%, 10/1/2052 (b)	27,000	25,716
Black Belt Energy Gas District, Gas Supply Subseries 2022D-2, LIQ : Royal Bank of Canada, (SOFR + 1.40%), 2.93%, 7/1/2052 (b)	25,450	24,680
City of Centre, Warrant
3.00%, 9/1/2022	110	110
4.00%, 9/1/2023	215	218
City of Hamilton, Warrants GO, 5.00%, 8/1/2023	240	245
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,502
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	439
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	419
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	2,670	2,525
Southeast Energy Authority A Cooperative District Series 2022B-2, Rev., (SOFR + 1.79%), 3.32%, 9/2/2022 (b)	10,000	9,846
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 6/1/2027	2,415	2,461
State of Alabama Series 2013A, 4.00%, 8/1/2023	1,250	1,269
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2023	120	121
Rev., AGM, 4.00%, 1/1/2024	125	127
Rev., AGM, 4.00%, 1/1/2025	150	153
Total Alabama		104,846
Alaska — 1.6%
Alaska Municipal Bond Bank Authority
Series 1, 5.00%, 12/1/2022	500	503
Series 1, 5.00%, 12/1/2023	960	990
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued
Series 1, 5.00%, 12/1/2024	870	914
Series 1, 5.00%, 12/1/2025	750	803
Series 1, 5.00%, 12/1/2026	675	737
Borough of North Slope, General Purpose Series 2021A, GO, 5.00%, 6/30/2024	2,000	2,092
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 1.00%, 9/1/2022 (c)	6,840	6,840
City of Valdez, Phillips Trans Alaska Project Rev., VRDO, 1.55%, 9/12/2022 (c)	35,300	35,300
Total Alaska		48,179
Arizona — 0.1%
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, 5.00%, 2/1/2026	130	139
City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	356
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	142
Series 2018A, Rev., 5.00%, 7/1/2024	200	205
Industrial Development Authority of the County of Yavapai, Regional Medical Center Rev., 5.00%, 8/1/2023	325	331
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	175	183
Series 2021A, Rev., 5.00%, 9/1/2025	725	769
Series 2021A, Rev., 5.00%, 9/1/2026	700	755
Maricopa County School District No. 24 Gila Bend GO, AGM, 5.00%, 7/1/2023	700	714
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	531
Total Arizona		4,125
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project 5.00%, 11/1/2022	410	412
City of Heber Springs, Water and Sewer Rev., 3.00%, 11/1/2023	100	100
County of Sharp, Sales and Use Tax Rev., 5.00%, 3/1/2023	540	546
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2022	200	201
Series 2020A, Rev., 5.00%, 11/1/2023	205	210
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
Series 2020A, Rev., 5.00%, 11/1/2024	160	168
Series 2020A, Rev., 5.00%, 11/1/2025	230	245
Series 2020A, Rev., 5.00%, 11/1/2026	220	238
Series 2020A, Rev., 5.00%, 11/1/2027	200	220
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	85
Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	135
Total Arkansas		2,560
California — 3.8%
California Community Choice Financing Authority, Green Bond Series A-2, (SOFR + 1.70%), 3.23%, 5/1/2053 (b)	5,000	5,013
California Educational Facilities Authority, University of Southern California Series 2015A, 5.00%, 10/1/2025 (d)	250	270
California Enterprise Development Authority, Riverside County, Library Facility Project
4.00%, 11/1/2022	100	100
4.00%, 11/1/2023	200	204
California Health Facilities Financing Authority, Adventist Health System Series 2011A, 3.00%, 3/1/2041 (c)	1,575	1,566
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, 3.00%, 8/15/2054 (c)	20,000	20,177
California Infrastructure and Economic Development Bank Series 2018C, (SIFMA Municipal Swap Index Yield + 0.35%), 2.02%, 8/1/2047 (b)	19,250	18,996
California Municipal Finance Authority, San Antonio Gardens Project
4.00%, 11/15/2022	280	280
4.00%, 11/15/2023	290	292
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
5.00%, 5/15/2023	360	366
5.00%, 5/15/2024	300	310
5.00%, 5/15/2025	425	443
5.00%, 5/15/2026	500	528
5.00%, 5/15/2027	725	774
California Pollution Control Financing Authority, American Water Capital Corp. Project 0.60%, 8/1/2040 (c)	1,850	1,805
California School Finance Authority, Kipp Social Projects Series 2019A, 5.00%, 7/1/2023 (e)	100	102
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Chula Vista Elementary School District Zero Coupon, 8/1/2023	5,500	5,368
City of Vernon, Electric System
Series 2021A, Rev., 4.00%, 10/1/2022	1,000	1,001
Series 2021A, Rev., 5.00%, 4/1/2023	1,500	1,516
Series 2021A, Rev., 5.00%, 10/1/2023	1,250	1,273
Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,252
Series 2021A, Rev., 5.00%, 10/1/2024	1,250	1,292
Port of Oakland, Intermediate Lien
Series 2021H, Rev., AMT, 5.00%, 5/1/2023 (d)	255	259
Series 2021H, Rev., AMT, 5.00%, 5/1/2023	3,245	3,291
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	40,000	38,735
State of California 5.00%, 12/1/2027	2,205	2,483
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2023	360	363
Rev., 5.00%, 3/1/2025	570	590
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC : Barclays Bank plc, 1.62%, 9/12/2022 (c) (e)	5,230	5,230
Total California		113,879
Colorado — 2.1%
Arapahoe County School District No. 6 Littleton Series 2019A, 5.00%, 12/1/2022	1,370	1,379
City of Aurora, First Lien Water 5.00%, 8/1/2023	2,355	2,412
City of Colorado Springs
5.00%, 12/1/2022	155	156
5.00%, 12/1/2023	100	103
Colorado Health Facilities Authority, Valley View Hospital Association Project 2.80%, 5/15/2042 (c)	1,425	1,426
Denver Health and Hospital Authority, 550 Acoma, Inc. COP, 5.00%, 12/1/2022	295	297
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 1.88%, 9/2/2022	5,000	4,949
Regional Transportation District, Denver Transit Partners
Rev., 3.00%, 7/15/2023	50	50
Rev., 5.00%, 1/15/2024	200	206
Rev., 5.00%, 7/15/2024	150	153
Rev., 5.00%, 1/15/2025	165	171
Rev., 5.00%, 7/15/2025	200	208
Rev., 3.00%, 1/15/2026	110	108
Rev., 5.00%, 7/15/2026	225	237
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	141

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
State of Colorado
Series 2020A, 5.00%, 12/15/2023	2,500	2,583
Series 2020A, 5.00%, 12/15/2024	2,085	2,198
University of Colorado, Hospital Authority Series 2018 B, Rev., VRDO, LIQ : TD Bank NA, 1.48%, 9/8/2022 (c)	48,085	48,085
Total Colorado		64,721
Connecticut — 0.9%
City of Derby
Series 2019A, GO, 5.00%, 8/1/2023	150	153
Series 2019A, GO, 5.00%, 8/1/2024	85	89
City of New Britain
GO, 5.00%, 9/1/2022 (d)	50	50
GO, 5.00%, 9/1/2023 (d)	110	113
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, 1.63%, 11/15/2059 (c)	225	224
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, 5.00%, 7/1/2053 (c)	8,500	8,917
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, 4.00%, 7/1/2023	275	277
Series L-1, 4.00%, 7/1/2024	300	303
Series L-1, 4.00%, 7/1/2025	300	304
Series L-1, 4.00%, 7/1/2026	350	355
Series L-1, 4.00%, 7/1/2027	350	355
New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,305
State of Connecticut
Series 2020C, 3.00%, 6/1/2023	600	603
Series 2020C, 4.00%, 6/1/2023	400	405
Series 2020C, 3.00%, 6/1/2024	1,065	1,074
Series 2020C, 4.00%, 6/1/2024	500	513
Series 2020C, 4.00%, 6/1/2025	850	882
Total Connecticut		26,922
Delaware — 0.2%
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2022	150	150
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — continued
Series 2019A, Rev., 5.00%, 10/1/2023	220	226
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	5,673
Total Delaware		6,049
District of Columbia — 1.7%
District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LOC : Wells Fargo Bank NA, 1.48%, 9/12/2022 (c)	375	375
District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2026	100	106
District of Columbia, Georgetown University Issue Series 2017 B-1, Rev., VRDO, LOC : Bank of America NA, 1.49%, 9/12/2022 (c)	1,190	1,190
District of Columbia, Income Tax Series C, Rev., 5.00%, 12/1/2023 (f)	37,655	38,920
District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	101
District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC : TD Bank NA, 1.48%, 9/8/2022 (c)	2,535	2,535
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,583
Series 2021A, Rev., AMT, 5.00%, 10/1/2024	6,000	6,247
Total District of Columbia		53,057
Florida — 2.2%
City of Fort Myers, Subordinate Utility System
Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,004
Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,181
Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,473
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	2,430	2,499
Rev., 5.00%, 10/1/2024	2,550	2,681
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	755
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,561
Series 2020A, Rev., 5.00%, 10/1/2024	2,400	2,519
Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,468
County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC : TD Bank NA, 1.48%, 9/8/2022 (c)	5,760	5,760
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 0.55%, 7/1/2024 (c)	2,250	2,126
Florida Governmental Utility Authority, North Fort Myers Utility System Rev., AGM, 5.00%, 7/1/2025 (d)	200	214
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2023	185	186
Rev., 5.00%, 3/1/2024	110	112
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2023	410	413
Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 1.48%, 9/12/2022 (c)	12,945	12,945
JEA Water and Sewer System Series Sub Series B-1, Rev., VRDO, LIQ : State Street Bank & Trust, 1.49%, 9/12/2022 (c)	9,980	9,980
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	405
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	594
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project
Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 1.88%, 9/8/2022 (b)	10,500	10,204
Rev., AMT, 0.40%, 8/1/2023	2,600	2,540
Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	255	250
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
Rev., 5.00%, 3/1/2023	1,335	1,352
Rev., 5.00%, 3/1/2024	1,160	1,201
Total Florida		67,423
Georgia — 1.0%
Bartow County Development Authority, Georgia Power Co. Plant Series 2013FIRST, 2.87%, 8/1/2043 (c)	13,500	13,322
City of Atlanta, Department of Aviation
Series 2020A, 5.00%, 7/1/2024	2,000	2,092
Series 2020B, 5.00%, 7/1/2024	1,170	1,215
Series 2020B, 5.00%, 7/1/2025	1,800	1,896
Georgia State Road and Tollway Authority, Federal Highway Reimbursement Rev., 5.00%, 6/1/2023	4,000	4,078
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2022	400	401
Series 2021C, Rev., 4.00%, 12/1/2023	750	754
Series 2021C, Rev., 4.00%, 12/1/2024	750	755
Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC : PNC Bank NA, 1.56%, 9/12/2022 (c)	4,255	4,255
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,632
Total Georgia		30,400
Hawaii — 0.2%
State of Hawaii Airports System Series 2022B, Rev., AMT, 5.00%, 7/1/2024	4,500	4,665
Idaho — 0.0% ^
University of Idaho
Series 2020A, Rev., 5.00%, 4/1/2023	355	360
Series 2020A, Rev., 5.00%, 4/1/2024	315	328
Series 2020A, Rev., 5.00%, 4/1/2025	330	350
Total Idaho		1,038
Illinois — 3.4%
Carol Stream Park District
Series 2020C, 4.00%, 11/1/2024	210	216
Series 2020C, 4.00%, 11/1/2025	405	421
Series 2020C, 4.00%, 11/1/2026	535	563
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, Zero Coupon, 1/1/2023	200	198
Series 2020A, Zero Coupon, 1/1/2024	385	370
Chicago Midway International Airport, Second Lien Series 2014B, 5.00%, 1/1/2023	150	151
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2020B, 5.00%, 1/1/2024	500	516
Chicago Transit Authority Capital Grant Receipts
5.00%, 6/1/2023	700	712
5.00%, 6/1/2024	600	624
5.00%, 6/1/2027	3,500	3,822
City of Aurora
Series 2019A, 4.00%, 12/30/2022	1,525	1,533
Series 2019A, 4.00%, 12/30/2023	1,595	1,627
Series 2019A, 4.00%, 12/30/2024	1,655	1,708
City of Danville
GO, 3.00%, 12/1/2022	140	140
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	143

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 12/1/2023	145	147
City of Elgin
Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,481
Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,031
City of Rockford, Sales Tax Alternative Revenue Source
Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	136
Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	143
City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023	525	534
Clay Wayne & Marion Counties Community Unit School District No. 35
AGM, 5.00%, 12/1/2022	165	166
AGM, 5.00%, 12/1/2023	175	180
Cook County Community College District No. 508, Unlimited Tax 5.25%, 12/1/2029	250	258
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax
4.00%, 12/1/2022	150	151
4.00%, 12/1/2023	150	153
Cook County Community School District No. 97, Oak Park
4.00%, 1/1/2023	300	302
4.00%, 1/1/2024	275	280
Cook County School District No. 100, South Berwyn
Series 2019A, 4.00%, 12/1/2022	235	236
Series 2019C, 4.00%, 12/1/2022	605	607
Series 2019A, 5.00%, 12/1/2023	345	354
Series 2019C, 5.00%, 12/1/2023	660	678
Cook County School District No. 102, La Grange, Limited Tax
AGM, 4.00%, 12/15/2022	825	829
AGM, 4.00%, 12/15/2023	825	840
AGM, 4.00%, 12/15/2024	930	958
AGM, 4.00%, 12/15/2025	985	1,027
Cook County School District No. 109, Indian Springs, Limited Tax
Series 2020A, 4.00%, 12/1/2023	125	127
Series 2020A, 4.00%, 12/1/2024	400	412
Cook County School District No. 145, Arbor Park Series 2019D, 4.00%, 12/1/2023	110	112
Cook County School District No. 148, Dolton Series 2018A, 5.00%, 12/1/2022	725	730
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Cook County School District No. 160, Country Club Hills
Series 2020A, 4.00%, 12/1/2022	510	512
Series 2020A, 4.00%, 12/1/2023	285	290
Series 2020A, 4.00%, 12/1/2024	255	262
Cook County School District No. 160, Country Club Hills, Limited Tax
Series 2020B, 4.00%, 12/1/2022	180	181
Series 2020B, 4.00%, 12/1/2023	100	102
Series 2020B, 4.00%, 12/1/2024	100	103
Cook County School District No. 63, East Maine, Limited Tax 5.00%, 12/1/2022	1,935	1,948
Cook County School District No. 69, Skokie, Limited Tax
4.00%, 12/1/2024	315	324
4.00%, 12/1/2025	460	479
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
AGM, 4.00%, 12/15/2022	535	537
AGM, 4.00%, 12/15/2023	555	565
AGM, 4.00%, 12/15/2024	580	597
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, 5.00%, 12/1/2022	350	352
Series 2019B, 5.00%, 12/1/2023	575	590
County of Cook Series C, 5.00%, 11/15/2022	180	181
County of Will
GO, 5.00%, 11/15/2022	475	478
GO, 5.00%, 11/15/2023	525	542
Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2025	2,355	2,512
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,501
DuPage County School District No. 10 Itasca
GO, 5.00%, 1/1/2023	1,040	1,049
GO, 5.00%, 1/1/2024	1,090	1,127
Flagg-Rochelle Community Park District
Series 2019A, GO, AGM, 4.00%, 1/1/2023	220	221
Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	229
Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	250
Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ : Northern Trust Co., 1.50%, 9/12/2022 (c)	2,650	2,650
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Northshore University Health System
Series 2020A, Rev., 5.00%, 8/15/2023	500	512
Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,046
Illinois Finance Authority, OSF Healthcare System Rev., 5.00%, 11/15/2024 (c)	3,000	3,101
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.20%, 9/8/2022 (b)	1,125	1,089
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,734
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	560
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	120
Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	221
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	149
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	241
Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	252
Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	59
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	123
Kendall Kane and Will Counties Community Unit School District No. 308 Series B, GO, 5.00%, 10/1/2022	1,375	1,378
Lake County School District No. 70 Libertyville, Limited Tax Rev., 4.00%, 1/1/2023	300	302
Lee and Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	170
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	256
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community GO, AGM, 4.00%, 5/1/2023	700	706
Maine Township High School District No. 207 Series 2019B, 3.50%, 12/1/2022	325	326
Peoria Public Building Commission
Series 2019A, Rev., AGM, 3.00%, 12/1/2022	75	75
Series 2019A, Rev., AGM, 4.00%, 12/1/2024	655	675
Sangamon County Community Unit School District No. 5, Ball-Chatham GO, 4.00%, 2/1/2023	2,015	2,029
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2023	310	312
Series 2019C, GO, 4.00%, 1/1/2024	370	376
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
St. Charles Public Library District, Limited Tax Rev., 4.00%, 11/1/2022	100	100
State of Illinois
GO, 5.00%, 2/1/2024	3,370	3,454
GO, 5.50%, 5/1/2025	2,500	2,636
GO, 5.50%, 5/1/2026	5,000	5,356
State of Illinois, Sales Tax Rev., 5.00%, 6/15/2023	990	1,006
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	2,500	2,535
University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.48%, 9/12/2022 (c)	15,310	15,310
Village of Arlington Heights
4.00%, 12/1/2023	1,130	1,150
4.00%, 12/1/2024	1,175	1,206
4.00%, 12/1/2025	695	721
Village of Bartlett
5.00%, 12/1/2022	1,065	1,072
5.00%, 12/1/2023	1,130	1,163
Village of Midlothian
Series 2019A, GO, 4.00%, 1/1/2023	190	191
Series 2019A, GO, 4.00%, 1/1/2024	120	122
Village of Villa Park
Series B, GO, 4.00%, 12/15/2022	200	201
Series B, GO, 4.00%, 12/15/2023	205	209
Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023	125	127
Washington County Community Unit School District No.10 West Washington GO, 4.00%, 1/15/2023	685	689
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	126
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2023	5,495	5,543
GO, 5.00%, 1/1/2024	2,600	2,688
Total Illinois		104,482
Indiana — 1.7%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2026	3,710	3,895
City of Rockport, AEP Generating Co. Project
Series A, Rev., VRDO, 1.35%, 9/1/2022 (c)	2,000	2,000
Series B, Rev., VRDO, 1.35%, 9/1/2022 (c)	2,250	2,250
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,554
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	145

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2023	165	166
Series 2020B, Rev., 4.00%, 7/15/2023	185	187
Series 2020B, Rev., 4.00%, 7/15/2025	215	222
Series 2020B, Rev., 4.00%, 1/15/2026	220	228
Series 2020B, Rev., 4.00%, 7/15/2026	235	245
Indiana Finance Authority, Butler University Project Rev., 3.00%, 2/1/2023	225	225
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,612
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,111
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2022	50	50
Series A, Rev., 5.00%, 9/15/2023	75	76
Series A, Rev., 5.00%, 9/15/2024	155	160
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	125
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	24,802
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 1/15/2023	520	523
Series 2019B, GO, 4.00%, 7/15/2023	485	492
Series 2019B, GO, 4.00%, 1/15/2024	575	587
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2023	300	302
Rev., 4.00%, 7/15/2023	380	385
Town of Schererville, Sewage Works
Rev., 4.00%, 3/1/2023	75	76
Rev., 4.00%, 3/1/2024	110	112
Total Indiana		50,385
Iowa — 0.9%
City of Altoona Series 2020A, 4.00%, 6/1/2023	275	278
City of Coralville Series 2016E, 4.00%, 6/1/2023	325	326
City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	231
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 2.08%, 9/8/2022 (b) (e)	17,400	17,346
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.69%, 9/8/2022 (c)	8,500	8,500
Total Iowa		26,681
Kansas — 0.2%
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2022	200	200
Series 2019A, COP, 5.00%, 9/1/2022	250	250
Series 2019B, COP, 3.00%, 9/1/2023	200	201
Series 2019A, COP, 5.00%, 9/1/2023	125	128
Kansas City, Kansas Community College
Series 2020A, COP, 4.00%, 4/1/2023	800	807
Series 2020A, COP, 4.00%, 4/1/2024	500	510
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,370
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2022	295	295
Series 2020A, GO, 3.00%, 10/1/2023	350	352
Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,057
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022	100	100
Series 2019A, GO, 3.00%, 11/1/2023	100	101
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	125
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	401
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	402
Total Kansas		7,299
Kentucky — 1.7%
City of Ashland, Ashland Hospital Corp. DBA King's Daughters Medical Center
5.00%, 2/1/2023	600	606
5.00%, 2/1/2024	575	592
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	648
County of Owen, Water Facilities, Kentucky- American Water Co., Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,441
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Asset Liability Commission
Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,570
Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,628
Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,219
Kentucky Asset Liability Commission, Federal Highway Trust Fund Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,250
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	13,685	13,788
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	89
Kentucky State Property and Building Commission, Project No. 125 Series A, Rev., 5.00%, 9/1/2022	3,000	3,000
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,485
Louisville Gas and Electric Co. Series A, Rev., VRDO, 1.85%, 9/12/2022 (c)	10,000	10,000
Paducah Electric Plant Board
Rev., 5.00%, 10/1/2022	2,000	2,004
Rev., 5.00%, 10/1/2023	2,000	2,049
Total Kentucky		51,369
Louisiana — 5.1%
Calcasieu Parish School District No. 23, Public School Improvement
5.00%, 9/1/2023	180	184
5.00%, 9/1/2024	250	261
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	315
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	235
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (c)	5,000	4,716
Louisiana Housing Corp., England Apartment Projects Rev., 1.25%, 2/1/2024 (c)	7,890	7,683
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Rev., 5.00%, 12/1/2025	715	768
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.15%, 9/8/2022 (b)	40,000	40,033
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	8,827
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025 (d)	60	64
Series 2020A, Rev., 5.00%, 4/1/2026 (d)	20	22
Series 2020A, Rev., 5.00%, 4/1/2026	80	86
Louisiana Stadium and Exposition District Rev., BAN, 4.00%, 7/3/2023	3,325	3,345
Parish of St. Charles, Pollution Control, Shell Oil Co. Project Series B, Rev., VRDO, 1.01%, 9/1/2022 (c)	150	150
Parish of St. John the Baptist, Marathon Oil Corp., Project
Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	17,753
Subseries 2017B-2, Rev., 2.38%, 7/1/2026 (c)	12,800	12,239
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	58,528
Zachary Community School District No. 1 GO, 3.00%, 3/1/2023	715	717
Total Louisiana		155,926
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	267
Maryland — 0.7%
County of Calvert, Consolidated Public Improvement
4.00%, 7/1/2023	2,070	2,099
4.00%, 7/1/2024	2,010	2,068
County of Montgomery, Public Improvement Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,035
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program
Series B, Rev., VRDO, LOC : TD Bank NA, 1.48%, 9/8/2022 (c)	16,915	16,915
Series 1985A, Rev., VRDO, LOC : TD Bank NA, 1.43%, 9/12/2022 (c)	25	25
Total Maryland		22,142
Massachusetts — 1.2%
City of Boston Series 2020D, 5.00%, 3/1/2024	2,335	2,427
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,608
Series 2020A, Rev., 5.00%, 10/1/2023	2,900	2,981
Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,664
Series 2020A, Rev., 5.00%, 10/1/2025	975	1,049
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	147

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2020A, Rev., 5.00%, 10/1/2026	895	981
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 2.00%, 9/8/2022 (b)	1,500	1,496
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	360
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	150
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	102
Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	120
Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	185
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	188
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	10,074
University of Massachusetts Building Authority
Rev., 5.00%, 11/1/2024 (d)	9,485	10,008
Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	270
Total Massachusetts		35,663
Michigan — 2.8%
City of Charlevoix, Building Authority, Limited Tax
4.00%, 10/1/2022	175	175
4.00%, 10/1/2023	110	112
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2023	260	261
GO, AGM, 3.00%, 3/1/2024	265	267
GO, AGM, 3.00%, 3/1/2025	275	277
Frankenmuth School District, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	200	202
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	222
GO, AGM, 4.00%, 5/1/2026	220	230
GO, AGM, 4.00%, 5/1/2027	210	222
Hopkins Public Schools Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	369
Huron Valley School District, Unlimited Tax GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,726
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	605	612
GO, Q-SBLF, 4.00%, 5/1/2024	690	705
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.55%, 9/12/2022 (c)	34,040	34,040
Lakeview School District, School Building and Site, Unlimited Tax Series B, GO, VRDO, LOC : TD Bank NA, 1.48%, 9/12/2022 (c)	7,735	7,735
Leland Public School District GO, AGM, 4.00%, 5/1/2023	785	793
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,171
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,021
Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ : TD Bank NA, 1.48%, 9/8/2022 (c)	5,395	5,395
Michigan State Housing Development Authority, Woodland Hills Apartments Project Rev., 0.23%, 10/1/2022 (c)	7,200	7,188
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2022	180	180
Rev., 4.00%, 11/15/2023	190	190
Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	2,829
South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax
Rev., 4.00%, 5/1/2023	480	485
Rev., 4.00%, 5/1/2024	720	736
University of Michigan Series A, Rev., VRDO, 1.35%, 9/12/2022 (c)	6,255	6,255
Waterford School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,353
GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,395
Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024	1,000	1,053
Wayne-Westland Community Schools, Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 11/1/2022	290	291
Total Michigan		84,490
Minnesota — 0.6%
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.48%, 9/12/2022 (c)	6,410	6,410
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
City of Minneapolis, Allina Health Rev., VRDO, LOC : Wells Fargo Bank NA, 1.50%, 9/12/2022 (c)	1,650	1,650
City of Rochester, Mayo Clinic Series B, Rev., VRDO, 1.50%, 9/12/2022 (c)	2,375	2,375
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2023	100	99
Rev., 3.00%, 8/1/2024	100	98
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2023	210	209
Series 2021A, Rev., 3.00%, 7/1/2024	100	99
Series 2021A, Rev., 3.00%, 7/1/2025	100	98
Series 2021A, Rev., 3.00%, 7/1/2026	180	175
Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project
Series 2018-A, Rev., 3.63%, 11/1/2022	345	345
Series 2018-A, Rev., 3.88%, 11/1/2023	325	325
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2023	185	187
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	4,964
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 3.00%, 12/1/2022	100	100
Rev., 3.00%, 12/1/2023	100	100
Total Minnesota		17,234
Mississippi — 1.0%
City of Tupelo
GO, 4.00%, 12/1/2022	245	246
GO, 4.00%, 12/1/2023	315	321
County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 1.00%, 9/1/2022 (c)	20,000	20,000
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,750	1,655
Series 2020C, Rev., 1.38%, 6/16/2025 (c)	1,500	1,422
Mississippi Business Finance Corp., Chevron USA, Inc., Project Series B, Rev., VRDO, 1.45%, 9/8/2022 (c)	7,000	7,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series B, Rev., 5.00%, 1/1/2023	370	373
Series B, Rev., 5.00%, 1/1/2024	370	380
Total Mississippi		31,397
Missouri — 0.8%
City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.49%, 9/12/2022 (c)	4,490	4,490
City of St. Peters
COP, 4.00%, 5/1/2023	625	631
COP, 4.00%, 5/1/2024	650	665
COP, 4.00%, 5/1/2025	425	440
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2022	260	261
Rev., 4.00%, 12/1/2023	520	530
Rev., 4.00%, 12/1/2024	540	557
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,024
Greene County Reorganized School District No. R-8 Series 2019B, GO, 3.00%, 3/1/2023	595	597
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 1.63%, 9/8/2022 (c)	1,185	1,185
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50
Nixa Public Schools Series 2019B, GO, 5.00%, 3/1/2023	200	203
St. Louis County Special School District
COP, 4.00%, 4/1/2023	410	414
COP, 4.00%, 4/1/2024	605	619
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 1.62%, 9/12/2022 (c) (e)	8,200	8,200
Total Missouri		22,866
Montana — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 1.95%, 9/8/2022 (b)	2,940	2,943
Nebraska — 0.3%
County of Saunders
GO, 2.00%, 11/1/2022	300	300
GO, 3.00%, 11/1/2023	325	327
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	149

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
GO, 3.00%, 11/1/2024	415	419
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,412
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2023	1,600	1,614
Series 2021D, Rev., 5.00%, 1/1/2023	1,500	1,513
Total Nebraska		10,585
Nevada — 0.1%
Carson City Nevada Hospital 5.00%, 9/1/2027	610	659
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (e)	395	384
Clark County School District, Limited Tax Series C, 5.00%, 6/15/2023	2,000	2,040
Total Nevada		3,083
New Hampshire — 0.8%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 1.88%, 9/8/2022 (b)	24,500	23,809
New Jersey — 3.6%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, AGM, 5.00%, 7/1/2024	75	78
Series 2021A, AGM, 5.00%, 7/1/2025	100	106
Series 2021A, AGM, 5.00%, 7/1/2026	100	107
City of Newark
Series 2020A, GO, 5.00%, 10/1/2022	750	751
Series 2020B, GO, 5.00%, 10/1/2022	500	501
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,024
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	538
Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,045
Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	679
Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	906
Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	634
Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	812
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., 5.00%, 9/1/2022	350	350
Series 2020B, Rev., 5.00%, 9/1/2023	335	343
Series 2020B, Rev., 5.00%, 9/1/2024	425	445
Series 2020B, Rev., 5.00%, 9/1/2025	425	454
Series 2020A, Rev., 5.00%, 9/1/2026	500	544
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2023	110	112
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	312
Series 2021QQQ, Rev., 5.00%, 6/15/2025	550	580
Series 2021QQQ, Rev., 5.00%, 6/15/2026	555	596
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2021A, Rev., 5.00%, 7/1/2023	6,810	6,954
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc. Series D, Rev., VRDO, LOC : TD Bank NA, 1.15%, 9/12/2022 (c)	5,000	5,000
New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2025	2,750	2,902
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	7,592
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 8/15/2026	350	384
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,849
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2023	21,380	21,603
GO, 5.00%, 6/1/2024	37,550	39,049
GO, 5.00%, 6/1/2025	12,670	13,462
Total New Jersey		109,712
New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project
Series C, Rev., 2.38%, 10/1/2022	1,525	1,525
Series C, Rev., 2.25%, 7/1/2023	1,525	1,512
University of New Mexico (The), Subordinate Lien System Series 2002B, Rev., VRDO, LIQ : U.S. Bank NA, 1.58%, 9/12/2022 (c)	1,960	1,960
University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,499
Total New Mexico		6,496
New York — 10.1%
Ardsley Union Free School District 1.50%, 2/10/2023	4,994	4,971
Battery Park City Authority
Series 2019D-2, LIQ : TD Bank NA, 1.65%, 9/8/2022 (c)	935	935
Series 2019D-1, LIQ : TD Bank NA, 1.64%, 11/1/2038 (c)	14,655	14,655
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Binghamton City School District Series 2021B, 1.25%, 11/10/2022	10,500	10,480
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project
AGM, 5.00%, 4/1/2024	500	518
AGM, 5.00%, 4/1/2025	500	528
AGM, 5.00%, 4/1/2026	500	538
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2023	525	535
GO, 5.00%, 6/1/2024	545	568
City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.48%, 9/12/2022 (c)	2,300	2,300
City of New York, Fiscal Year 2019 Series 2019A, GO, 5.00%, 8/1/2024	10,000	10,491
City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	15,736
City of New York, Variable, Fiscal Year 2018 Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 0.98%, 9/1/2022 (c)	40,280	40,280
Edgemont Union Free School District at Greenburgh GO, BAN, 1.25%, 9/2/2022	3,800	3,800
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2022	475	478
GO, 5.00%, 12/1/2023	495	511
GO, 5.00%, 12/1/2024	525	555
GO, 5.00%, 12/1/2025	550	595
Harborfields Central School District GO, BAN, 1.25%, 9/8/2022	14,609	14,606
Hempstead Town Local Development Corp., Adelphi University Project
Rev., 4.00%, 2/1/2023	100	101
Rev., 4.00%, 2/1/2024	200	203
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	23,283
Series 2020A, Rev., 5.00%, 9/1/2026	680	746
Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 1.96%, 9/1/2022 (b)	1,670	1,607
Mount Vernon City School District GO, 5.00%, 12/1/2022	1,965	1,977
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., AGM, 5.00%, 1/1/2024	1,000	1,029
Rev., AGM, 5.00%, 1/1/2025	2,000	2,088
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Rev., AGM, 5.00%, 1/1/2026	1,000	1,062
Rev., AGM, 5.00%, 1/1/2027	1,000	1,077
New York City Municipal Water Finance Authority Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.03%, 9/1/2022 (c)	11,200	11,200
New York City Water and Sewer System, Fiscal Year 2003 Subseries F1B, Rev., VRDO, LIQ : U.S. Bank NA, 1.48%, 9/12/2022 (c)	150	150
New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ : State Street Bank & Trust, 0.92%, 9/1/2022 (c)	14,600	14,600
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.48%, 9/12/2022 (c)	5,680	5,680
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, LIQ : TD Bank NA, 1.46%, 9/12/2022 (c)	23,200	23,200
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	939
New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	7,506
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 5.00%, 7/1/2025	750	791
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	425
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2022	750	754
Rev., 5.00%, 12/1/2023	800	821
Rev., 5.00%, 12/1/2024	800	837
Rev., 5.00%, 12/1/2025	500	531
Rev., 5.00%, 12/1/2026	750	803
Northeastern Clinton Central School District GO, BAN, 1.25%, 9/2/2022	20,000	19,999
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	10,221
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series A, Rev., 4.00%, 10/15/2024 (d)	19,035	19,665
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2022	410	411
GO, 4.00%, 11/1/2023	1,000	1,019
GO, 4.00%, 11/1/2024	950	980
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	151

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
GO, 4.00%, 11/1/2025	495	516
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2021A, Rev., BAN, 5.00%, 11/1/2025	10,000	10,747
Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	15,496
West Genesee Central School District Series B, GO, BAN, 4.00%, 7/21/2023	3,904	3,940
Total New York		307,484
North Carolina — 3.3%
Buncombe County Metropolitan Sewerage District Series 2008A, LIQ : Wells Fargo Bank NA, 1.65%, 7/1/2031 (c)	17,945	17,945
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 1.56%, 9/8/2022 (c)	21,400	21,400
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ : PNC Bank NA, 1.56%, 9/12/2022 (c)	7,315	7,315
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, 2.00%, 11/1/2033 (c)	825	804
Series 2019B, 2.00%, 11/1/2033 (c)	825	804
Series 2020A, 1.37%, 5/1/2034 (c)	1,780	1,683
County of Harnett, Limited Obligation
Rev., 4.00%, 12/1/2022	1,700	1,707
Rev., 4.00%, 12/1/2023	1,650	1,682
Rev., 4.00%, 12/1/2024	1,000	1,034
Rev., 5.00%, 12/1/2025	1,000	1,079
County of Orange, Limited Obligation
Series 2021A, Rev., 5.00%, 11/15/2022	1,405	1,413
Series 2021A, Rev., 5.00%, 11/15/2023	630	649
Series 2021A, Rev., 5.00%, 11/15/2024	350	370
Series 2021A, Rev., 5.00%, 11/15/2025	250	270
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	40,874
Total North Carolina		99,029
Ohio — 4.1%
City of Akron, Various Purpose
2.00%, 12/1/2022	565	564
Series 2020, 2.00%, 12/1/2023	485	480
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, 5.00%, 10/1/2022	265	266
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
City of Elyria, Limited Tax Series 2019-2, GO, 4.00%, 12/1/2022	935	939
City of Lorain, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2022	280	281
Series 2020A, GO, 4.00%, 12/1/2023	300	306
Series 2020A, GO, 4.00%, 12/1/2024	250	258
City of Toledo, Limited Tax, Capital Improvement GO, AGM, 5.00%, 12/1/2022	1,305	1,314
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
5.00%, 7/1/2025	100	106
5.00%, 7/1/2026	125	135
County of Franklin, Hospital Facilities, OhioHealth Corp.
Series 2011C, Rev., VRDO, 1.45%, 9/12/2022 (c)	200	200
Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 1.47%, 9/12/2022 (c)	20,000	20,000
County of Ross, Adena Health System Obligated Group Project
Rev., 5.00%, 12/1/2022	355	357
Rev., 5.00%, 12/1/2023	490	503
Euclid City School District
COP, 4.00%, 12/1/2023	70	71
COP, 4.00%, 12/1/2024	180	185
Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ : Royal Bank of Canada, 5.00%, 2/1/2025 (c)	6,100	6,384
Ohio Housing Finance Agency, Carnegie Tower Project Rev., 0.35%, 10/1/2022 (c)	10,200	10,178
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 9/12/2022 (c)	73,645	73,645
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.70%, 9/12/2022 (c)	8,250	8,250
Total Ohio		124,422
Oklahoma — 0.4%
Bryan County School Finance Authority, Durant Public Schools Project
4.00%, 12/1/2022	190	191
4.00%, 12/1/2023	155	158
4.00%, 12/1/2024	165	170
Canadian County Educational Facilities Authority, Mustang Public Schools Project 3.00%, 9/1/2023	1,000	1,006
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
4.00%, 9/1/2022	125	125
4.00%, 9/1/2023	270	274
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023	450	457
Elk City Industrial Authority, Sales Tax Rev., 2.00%, 5/1/2023	105	104
Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project Rev., 3.00%, 3/1/2023	730	732
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2022	135	135
Rev., 4.00%, 9/1/2023	110	111
Rev., 4.00%, 9/1/2024	160	164
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2022	200	200
Rev., 4.00%, 9/1/2023	300	305
Rev., 4.00%, 9/1/2024	245	251
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project
Rev., 3.00%, 3/1/2023	385	386
Rev., 3.00%, 3/1/2024	270	272
Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	918
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,787
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2024	250	257
Rev., 4.00%, 12/1/2026	250	261
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 2.00%, 9/1/2022	125	125
Rev., 4.00%, 9/1/2023	175	177
Rev., 4.00%, 9/1/2024	435	446
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023	525	532
Total Oklahoma		12,544
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — 0.6%
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2022	250	250
Rev., 4.00%, 10/1/2023	435	439
Rev., 4.00%, 10/1/2024	425	431
Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,068
Port of Portland, Airport Series 28, Rev., AMT, 5.00%, 7/1/2026	5,240	5,576
State of Oregon, Housing and Community Services Department Series 2021BB, Rev., 0.47%, 12/1/2023 (c)	8,500	8,208
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	300	281
Series 2021B-2, Rev., 2.13%, 11/15/2027	500	455
Total Oregon		16,708
Pennsylvania — 7.7%
Allegheny County Sanitary Authority, Sewer
Series 2020A, 4.00%, 6/1/2024	300	308
Series 2020A, 4.00%, 6/1/2025	150	156
Series 2020B, 4.00%, 6/1/2025	210	218
Series 2020A, 5.00%, 6/1/2026	425	462
Allentown Neighborhood Improvement Zone Development Authority, City Center Project 5.00%, 5/1/2023 (e)	100	101
Ambridge Borough Water Authority
4.00%, 11/15/2022	175	176
4.00%, 11/15/2023	175	178
Apollo-Ridge School District
Series 2019A, 2.00%, 9/1/2022	375	375
Series 2019A, 4.00%, 9/1/2023	385	391
Series 2019A, 4.00%, 9/1/2024	450	462
Armstrong School District
Series 2019A, 3.00%, 3/15/2023	240	241
Series B, 3.00%, 3/15/2023	400	401
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, 5.00%, 2/1/2023	1,300	1,289
Series 2020A, 5.00%, 2/1/2024	425	419
Series 2020A, 5.00%, 2/1/2025	600	583
Series 2020A, 5.00%, 2/1/2026	1,015	973
Big Beaver Falls Area School District, Unlimited Tax 5.00%, 3/15/2023	1,200	1,216
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	153

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Burgettstown Area School District Series 2019A, 4.00%, 3/15/2023	200	201
Carmichaels Area School District, Limited Tax
4.00%, 9/1/2022	190	190
4.00%, 9/1/2023	150	152
Charleroi Borough Authority Water System
AGM, 4.00%, 12/1/2022	165	166
AGM, 4.00%, 12/1/2023	225	229
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, 3.00%, 9/1/2023	230	231
Series 2020A, 3.00%, 9/1/2024	215	216
Series 2020A, 5.00%, 9/1/2025	250	268
City of Altoona, Guaranteed Sewer
AGM, 5.00%, 12/1/2022	200	201
AGM, 5.00%, 12/1/2023	300	309
City of Lebanon Authority
Rev., 4.00%, 12/15/2022	275	276
Rev., 4.00%, 12/15/2023	360	367
City of Philadelphia, Airport System
Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,542
Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,645
City of Philadelphia, Water & Wastewater Series A, Rev., 5.00%, 7/1/2024 (d)	48,780	51,064
City of Philadelphia, Water and Wastewater System Rev., 5.00%, 11/1/2022 (d)	1,465	1,471
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	328
Connellsville Area School District Series 2019A, AGM, 2.00%, 5/15/2023	70	70
Cornell School District AGM, 4.00%, 9/1/2022	200	200
County of Armstrong
AGM, 4.00%, 6/1/2023	225	228
Series 2019A, 5.00%, 6/1/2023	225	229
AGM, 4.00%, 6/1/2024	230	236
AGM, 4.00%, 6/1/2025	240	249
County of Indiana
GO, 2.00%, 12/15/2022	180	180
GO, 2.00%, 12/15/2023	260	258
GO, 3.00%, 12/15/2024	430	434
GO, 3.00%, 12/15/2025	250	252
GO, 3.00%, 12/15/2026	435	440
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2022	135	135
Series 2020A, GO, 4.00%, 3/15/2023	200	202
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2020B, GO, 4.00%, 9/1/2023	305	309
Series 2020A, GO, 4.00%, 3/15/2024	300	306
Series 2020B, GO, 4.00%, 9/1/2024	680	698
Series 2020A, GO, 4.00%, 3/15/2025	300	310
Series 2020B, GO, 4.00%, 9/1/2025	685	713
Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,520
County of Somerset
GO, 2.00%, 10/1/2022	340	340
GO, 2.00%, 10/1/2023	335	332
GO, 2.00%, 10/1/2024	300	295
Dallas School District
GO, AGM, 4.00%, 10/15/2022	300	301
GO, AGM, 5.00%, 10/15/2023	175	180
GO, AGM, 5.00%, 10/15/2024	325	340
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024 (d)	19,000	19,835
Iroquois School District
GO, 4.00%, 10/1/2022	390	391
GO, 4.00%, 10/1/2023	200	203
Lycoming County Water and Sewer Authority
Rev., AGM, 4.00%, 11/15/2022	200	201
Rev., AGM, 4.00%, 11/15/2023	150	153
Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	118
Middletown Township Sewer Authority
Rev., 4.00%, 10/1/2022	265	265
Rev., 4.00%, 10/1/2023	210	213
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2023	300	303
Rev., 5.00%, 4/1/2024	300	307
Rev., 5.00%, 4/1/2025	250	259
Rev., 5.00%, 4/1/2026	165	172
Montour School District GO, 3.00%, 10/1/2023	200	201
Muncy School District GO, 4.00%, 5/15/2023	345	349
Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,005
Municipality of Penn Hills
Series 2019A, GO, 3.00%, 12/1/2022	345	346
Series 2019A, GO, 3.00%, 12/1/2023	305	307
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2022	150	150
Series 2019AA, GO, 4.00%, 9/1/2023	200	203
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
New Castle Area School District
GO, 3.00%, 3/1/2023	1,000	1,003
GO, 4.00%, 3/1/2024	240	245
Northeast Bradford School District GO, AGM, 3.00%, 6/1/2023	330	332
Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	688
Penn Hills School District
GO, 3.00%, 10/1/2022	1,725	1,726
GO, 4.00%, 10/1/2023	1,790	1,817
GO, 4.00%, 10/1/2024	1,855	1,908
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,186
Pennsylvania Turnpike Commission
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.10%, 9/12/2022 (b)	18,000	18,039
Series 2019A, Rev., 5.00%, 12/1/2022	1,000	1,006
Series 2019A, Rev., 5.00%, 12/1/2023	1,000	1,031
Series 2020B, Rev., 5.00%, 12/1/2023	425	438
Series 2020B, Rev., 5.00%, 12/1/2024	450	474
Series 2020B, Rev., 5.00%, 12/1/2025	325	350
Series 2020B, Rev., 5.00%, 12/1/2026	400	439
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 1.46%, 9/12/2022 (c)	7,095	7,095
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 1.46%, 9/12/2022 (c)	20,300	20,300
Pittsburgh School District
GO, 5.00%, 9/1/2022	1,690	1,690
GO, 5.00%, 9/1/2023	1,810	1,857
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2022	250	250
Punxsutawney Area School District
Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	291
Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	257
Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	157
School District of Philadelphia (The)
Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,050
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,074
School District of the City of Erie (The), Limited Tax Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	319
Selinsgrove Area School District
Series 2019A, GO, 2.00%, 9/1/2022	400	400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2019A, GO, 2.00%, 3/1/2023	5	5
Series B, GO, 3.00%, 3/1/2023	95	95
Series 2019A, GO, 2.00%, 9/1/2023	585	581
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2023	750	763
Rev., 5.00%, 6/1/2024	755	785
Rev., 5.00%, 6/1/2025	1,250	1,324
Rev., 5.00%, 6/1/2026	750	809
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	452
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax
Series 2019B, GO, 4.00%, 11/1/2022	240	241
Series 2019B, GO, 4.00%, 11/1/2023	250	254
Steelton-Highspire School District, Limited Tax
GO, 4.00%, 11/15/2022	60	60
GO, 4.00%, 11/15/2023	85	86
Township of Butler
5.00%, 10/1/2022	250	251
5.00%, 10/1/2023	260	267
5.00%, 10/1/2024	275	288
Township of East Coventry
GO, 3.00%, 12/1/2025	345	349
GO, 3.00%, 12/1/2026	275	279
Township of East Pennsboro, Cumberland County GO, 3.00%, 9/1/2022	175	175
Township of Radnor GO, 3.00%, 6/15/2024	145	146
Uniontown Area School District
GO, 2.00%, 10/1/2023	530	525
GO, 3.00%, 10/1/2024	900	908
University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 1.86%, 9/12/2022 (b)	47,000	47,044
Upper Allegheny Joint Sanitary Authority
Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	200
Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	218
Waynesboro Area School District, Franklin County
GO, 5.00%, 10/1/2022	305	306
GO, 5.00%, 10/1/2023	320	329
Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	117
Wyalusing Area School District
GO, 3.00%, 4/1/2023	200	201
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	155

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
GO, AGM, 4.00%, 4/1/2023	400	404
GO, 3.00%, 4/1/2024	185	187
GO, 3.00%, 4/1/2025	200	202
GO, 3.00%, 4/1/2026	300	305
Total Pennsylvania		233,121
Rhode Island — 0.5%
City of Pawtucket
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	71
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	385
Rhode Island Health and Educational Building Corp., Public School Financing Program Series 2021F, Rev., 4.00%, 5/15/2024	1,790	1,837
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 1.00%, 9/1/2022 (c)	12,105	12,105
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023	125	128
Total Rhode Island		14,526
South Carolina — 0.2%
Charleston County School District SCSDE, 5.00%, 3/1/2024	3,000	3,118
Chester Sewer District, Wastewater System Improvement 4.00%, 6/1/2023	75	76
Piedmont Municipal Power Agency Series 2021A, Rev., 4.00%, 1/1/2024	1,525	1,551
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 2.38%, 12/1/2024 (e)	600	573
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	130
Total South Carolina		5,448
Tennessee — 1.9%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartment 0.20%, 8/1/2024 (c)	2,000	1,951
City of Memphis, General Improvement
Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,204
Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,372
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,488
County of Shelby, Public Improvement Series 2006B, GO, VRDO, LIQ : State Street Bank & Trust, 1.51%, 9/12/2022 (c)	4,715	4,715
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,041
Knoxville's Community Development Corp., Austin 1B Apartments Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,313
Memphis-Shelby County Airport Authority
Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	657
Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	883
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	325	318
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,084
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Rev., 1.25%, 12/1/2024 (c)	5,655	5,419
Metropolitan Government of Nashville and Davidson County Series 2021A, GO, 5.00%, 7/1/2026	600	657
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,812
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2022	175	175
Series 2021A, Rev., 5.00%, 11/1/2023	250	255
Series 2021A, Rev., 5.00%, 11/1/2024	250	258
Series 2021A, Rev., 5.00%, 11/1/2025	290	303
Series 2021A, Rev., 5.00%, 11/1/2026	350	369
Series 2021A, Rev., 5.00%, 11/1/2027	1,000	1,062
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (c)	17,045	17,138
Total Tennessee		58,474
Texas — 7.6%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc. PSF-GTD, 3.00%, 8/15/2023	655	659
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, 5.00%, 8/1/2024	200	210
Series 2018C, 5.00%, 8/1/2025	200	214
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Austin Community College District, Combined Fee 5.00%, 2/1/2023	170	172
Avery Ranch Road District No. 1, Unlimited Tax 3.00%, 8/15/2023	810	815
Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax AGM, 3.00%, 3/1/2023	905	907
Bridgestone Municipal Utility District, Unlimited Tax Series 2019A, AGM, 3.00%, 5/1/2023	85	85
Brushy Creek Municipal Utility District, Unlimited Tax 3.00%, 6/1/2023	250	251
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. 0.29%, 8/1/2039 (c)	11,100	10,416
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments 0.70%, 12/1/2024 (c)	3,000	2,867
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, 5.00%, 1/1/2025	6,430	6,654
City of Austin, Airport System 5.00%, 11/15/2022	4,250	4,270
City of EI Paso, Combination Tax
GO, 5.00%, 8/15/2023	515	528
GO, 5.00%, 8/15/2024	700	734
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	288
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2023	2,550	2,584
City of Houston, Airport System, Subordinate Lien
Series 2021A, Rev., AMT, 5.00%, 7/1/2023	850	865
Series 2021A, Rev., AMT, 5.00%, 7/1/2024	500	518
Series 2021A, Rev., AMT, 5.00%, 7/1/2025	500	526
City of Houston, Combined Utility System, First Lien Series 2004B-6, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.51%, 9/12/2022 (c)	9,000	9,000
City of Irving, Hotel Occupancy, Occupancy Tax Rev., 5.00%, 8/15/2023	50	51
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2023	125	126
City of Port Arthur GO, AGM, 5.00%, 2/15/2023	910	921
City of Port Arthur, Combination Tax, Certificates of Obligation
Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	368
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	393
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	423
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Sulphur Springs GO, AGM, 3.00%, 9/1/2022	520	520
City of Universal City, Improvement Bonds GO, 2.00%, 8/15/2023	230	229
Clear Brook City Municipal Utility District, Unlimited Tax AGM, 2.10%, 2/1/2023	450	449
County of Bexar, Tax Exempt Venue Project 5.00%, 8/15/2023	275	280
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2023	110	111
Series 2020A, GO, 5.00%, 2/15/2024	125	130
Series 2020A, GO, 5.00%, 2/15/2025	130	138
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2023	155	157
GO, 5.00%, 2/15/2024	210	218
GO, 5.00%, 2/15/2025	255	270
Cypress Hill Municipal Utility District No. 1, Unlimited Tax
GO, 2.00%, 9/1/2022	190	190
GO, 3.00%, 9/1/2023	270	271
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Fort Bend County Levee Improvement District No. 10, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	402
Fort Bend County Municipal Utility District No. 116, Unlimited Tax
GO, 3.00%, 9/1/2022	460	460
GO, 3.00%, 9/1/2023	450	452
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	11,255	10,604
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	21,655
Greenhawe Water Control and Improvement District No. 2, Unlimited Tax
GO, AGM, 3.00%, 9/1/2022	190	190
GO, AGM, 3.00%, 9/1/2023	200	201
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 2.07%, 9/8/2022 (b)	9,000	8,970
Series 2016D, Rev., VRDO, 1.50%, 9/12/2022 (c)	11,995	11,995
Series 2019F, Rev., VRDO, 1.50%, 9/12/2022 (c)	18,300	18,300
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	157

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,293
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	5,382
Harris County Fresh Water Supply District No. 61
GO, AGM, 4.00%, 9/1/2023	445	452
GO, AGM, 3.00%, 9/1/2024	695	700
Harris County Municipal Utility District No. 096, Unlimited Tax GO, 2.00%, 9/1/2023	195	193
Harris County Municipal Utility District No. 152, Unlimited Tax GO, AGM, 3.00%, 8/1/2023	400	402
Harris County Municipal Utility District No. 157, Unlimited Tax GO, AGM, 3.00%, 3/1/2023	425	426
Harris County Municipal Utility District No. 276, Unlimited Tax
GO, 3.00%, 9/1/2022	365	365
GO, 3.00%, 9/1/2023	745	748
Harris County Municipal Utility District No. 281, Unlimited Tax
GO, 2.00%, 9/1/2022	300	300
GO, 2.00%, 9/1/2023	305	302
Harris County Municipal Utility District No. 374, Unlimited Tax
GO, 3.00%, 9/1/2022	145	145
GO, 3.00%, 9/1/2023	115	115
Harris County Municipal Utility District No. 391, Unlimited Tax GO, 3.00%, 9/1/2023	400	402
Harris County Municipal Utility District No. 419, Unlimited Tax
GO, 3.00%, 9/1/2022	175	175
GO, 3.00%, 9/1/2023	455	458
Harris County Municipal Utility District No. 55, Unlimited Tax GO, 3.00%, 2/1/2023	785	787
Harris County Water Control and Improvement District No. 119, Unlimited Tax
GO, AGM, 3.00%, 10/1/2022	365	365
GO, AGM, 3.00%, 10/1/2023	375	377
Hunters Glen Municipal Utility District, Waterworks and Sewer System Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	593
La Joya Independent School District, Maintenance Tax GO, AGM, 4.00%, 2/15/2023	420	423
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	273
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,666
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 1.88%, 9/8/2022 (b)	10,000	9,718
Montgomery County Municipal Utility District No. 94, Unlimited Tax
GO, 2.00%, 10/1/2022	185	185
GO, 2.00%, 10/1/2023	185	183
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.10%, 1/1/2023	90	89
Series 2020A, Rev., 2.20%, 1/1/2024	180	174
Series 2020A, Rev., 2.25%, 1/1/2025	315	298
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2022	1,495	1,495
North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2025	4,725	4,766
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2023	5,000	5,043
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax
GO, AGM, 2.00%, 10/1/2022	100	100
GO, AGM, 2.00%, 10/1/2023	105	104
Pecan Grove Municipal Utility District, Unlimited Tax
GO, AGM, 3.00%, 9/1/2022	195	195
GO, 4.00%, 9/1/2022	710	710
GO, AGM, 3.00%, 9/1/2023	345	347
GO, 4.00%, 9/1/2023	740	751
GO, AGM, 3.00%, 9/1/2024	600	604
Permanent University Fund, University of Texas System Series A, Rev., VRDO, 1.43%, 9/12/2022 (c)	5,000	5,000
Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (c)	9,500	9,500
Robstown Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2023	650	652
GO, PSF-GTD, 3.00%, 2/15/2024	360	363
Sienna Municipal Utility District No. 3, Unlimited Tax GO, 2.00%, 3/1/2023	185	184
Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,499
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (c)	10,745	10,745
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.52%, 9/12/2022 (c)	14,990	14,990
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ : State Street Bank & Trust, 1.56%, 9/8/2022 (c)	5,440	5,440
Town of Horizon City, Combination Tax GO, AGM, 4.00%, 8/15/2023	230	233
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,571
Travis County Municipal Utility District No. 4, Unlimited Contract Tax
Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	410
Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	653
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	403
GO, 4.00%, 5/1/2025	300	311
GO, 4.00%, 5/1/2026	280	293
Upper Trinity Regional Water District, Regional Treated Water Supply System Rev., 4.00%, 8/1/2027	900	957
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/1/2023	1,400	1,404
GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,023
Total Texas		231,827
Utah — 0.1%
City of Salt Lake, International Airport
Series 2021A, Rev., AMT, 5.00%, 7/1/2023	300	306
Series 2021A, Rev., AMT, 5.00%, 7/1/2024	1,000	1,037
Series 2021A, Rev., AMT, 5.00%, 7/1/2025	1,325	1,393
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2023	85	86
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023	60	59
Rev., 3.00%, 10/15/2025	125	121
Total Utah		3,002
Vermont — 0.3%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC : TD Bank NA, 1.48%, 9/12/2022 (c)	10,000	10,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — 2.8%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, 1.90%, 2/1/2032 (c)	4,250	4,221
Chesapeake Hospital Authority, Regional Medical Center
5.00%, 7/1/2023	925	942
5.00%, 7/1/2024	885	918
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,789
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project
Series 2016C, Rev., VRDO, 1.68%, 9/8/2022 (c)	13,675	13,675
Series 2018C, Rev., VRDO, 1.50%, 9/12/2022 (c)	30,000	30,000
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series B, Rev., VRDO, 1.48%, 9/12/2022 (c)	1,100	1,100
Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,548
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home
Series 2020A, Rev., 4.00%, 12/1/2022	295	296
Series 2020A, Rev., 4.00%, 12/1/2023	100	101
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	21,302
York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	7,945
Total Virginia		84,837
Washington — 0.9%
Chelan County Public Utility District No.1 Series 2008B, LIQ : Barclays Bank plc, 1.50%, 7/1/2032 (c)	2,350	2,350
King County Housing Authority, Highland Village Project
Rev., 4.00%, 1/1/2023	100	100
Rev., 5.00%, 1/1/2024	120	124
King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	510
Port of Tacoma, Subordinate Lien Series B, Rev., VRDO, LOC : Bank of America NA, 1.52%, 9/8/2022 (c)	2,350	2,350
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	159

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 2.90%, 9/8/2022 (b)	10,000	10,024
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	11,282
Total Washington		26,740
West Virginia — 0.2%
Berkeley County Board of Education 5.00%, 5/1/2025	360	383
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,142
Total West Virginia		5,525
Wisconsin — 0.9%
Big Foot Union High School District 4.00%, 3/1/2023	115	116
City of Fort Atkinson GO, 4.00%, 2/1/2023	230	231
City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2022	510	510
City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2022	660	660
City of Milwaukee, Promissory Notes
Series 2015N2, GO, 4.00%, 3/15/2024	1,955	1,997
Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,159
City of Oak Creek GO, 3.00%, 4/1/2023	180	181
City of Racine
Series 2019B, GO, 4.00%, 12/1/2022	145	146
Series 2019B, GO, 5.00%, 12/1/2023	125	129
City of Shawano, Promissory Notes GO, 3.00%, 4/1/2023	150	151
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023	125	126
GO, 3.00%, 6/1/2024	425	428
City of Waukesha, Promissory Notes
Series 2019C, GO, 3.00%, 10/1/2022	425	425
Series 2019C, GO, 3.00%, 10/1/2023	350	352
County of Manitowoc
GO, AGM, 3.00%, 11/1/2022	50	50
GO, AGM, 3.00%, 11/1/2023	150	151
County of Manitowoc, Promissory Notes
GO, AGM, 3.00%, 4/1/2023	895	897
GO, AGM, 4.00%, 4/1/2024	680	695
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
County of Rusk, Promissory Notes
GO, 3.00%, 3/1/2023	260	261
GO, 3.00%, 3/1/2024	270	272
Gale-Ettrick-Trempealeau School District GO, 2.00%, 4/1/2023	130	129
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2023	110	110
Series 2019A, GO, 3.00%, 3/1/2024	405	408
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	389
Poynette School District GO, 3.00%, 4/1/2023	265	266
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,867
Village of Mount Pleasant, Promissory Notes Series 2019A, GO, 5.00%, 3/1/2023	380	385
Wisconsin Department of Transportation Series 2021A, Rev., 5.00%, 7/1/2024	1,250	1,309
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	5,806
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2023	120	120
Rev., 4.00%, 3/15/2024	120	120
Rev., 4.00%, 3/15/2025	125	124
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	600	585
Wittenberg Birnamwood School District GO, AGM, 4.00%, 3/1/2023	280	282
Total Wisconsin		25,837
Total Municipal Bonds (Cost $2,600,268)		2,554,217
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Municipal Bond Funds	August 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 16.0%
Investment Companies — 16.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (g) (h) (Cost $486,235)	486,066	486,211
Total Investments — 100.2% (Cost $3,086,503)		3,040,428
Liabilities in Excess of Other Assets — (0.2)%		(5,739)
NET ASSETS — 100.0%		3,034,689

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	161

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
ASSETS:
Investments in non-affiliates, at value	$320,229	$377,729	$3,808,998
Investments in affiliates, at value	5,813	3,830	45,622
Deposits at broker for futures contracts	236	—	2,304
Receivables:
Investment securities sold	—	47	33,307
Investment securities sold — delayed delivery securities	—	290	4,250
Fund shares sold	334	113	5,097
Interest from non-affiliates	2,885	4,770	41,622
Dividends from affiliates	7	7	85
Variation margin on futures contracts	31	—	469
Total Assets	329,535	386,786	3,941,754
LIABILITIES:
Payables:
Due to custodian	—	2	4
Investment securities purchased	—	—	6,173
Investment securities purchased — delayed delivery securities	—	7,483	14,610
Fund shares redeemed	1,289	593	3,163
Accrued liabilities:
Investment advisory fees	70	95	819
Administration fees	16	15	119
Distribution fees	38	47	78
Service fees	6	17	90
Custodian and accounting fees	10	21	109
Trustees’ and Chief Compliance Officer’s fees	—(a)	—	—(a)
Other	13	136	40
Total Liabilities	1,442	8,409	25,205
Net Assets	$328,093	$378,377	$3,916,549

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
NET ASSETS:
Paid-in-Capital	$345,278	$424,860	$4,044,202
Total distributable earnings (loss)	(17,185)	(46,483)	(127,653)
Total Net Assets	$328,093	$378,377	$3,916,549
Net Assets:
Class A	$119,023	$157,619	$324,473
Class C	18,948	19,332	12,481
Class I	71,601	186,024	611,397
Class R6	118,521	15,402	2,968,198
Total	$328,093	$378,377	$3,916,549
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	11,704	15,623	31,703
Class C	1,880	1,920	1,254
Class I	7,211	18,443	60,957
Class R6	11,937	1,526	295,944
Net Asset Value (a):
Class A — Redemption price per share	$10.17	$10.09	$10.23
Class C — Offering price per share (b)	10.08	10.07	9.96
Class I — Offering and redemption price per share	9.93	10.09	10.03
Class R6 — Offering and redemption price per share	9.93	10.09	10.03
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.59	$10.51	$10.66
Cost of investments in non-affiliates	$329,560	$415,955	$3,922,838
Cost of investments in affiliates	5,813	3,830	45,614

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	163

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$327,579	$1,160,638
Investments in affiliates, at value	10,156	23,666
Receivables:
Investment securities sold	—	532
Investment securities sold — delayed delivery securities	—	95
Fund shares sold	360	750
Interest from non-affiliates	4,173	12,289
Dividends from affiliates	9	19
Total Assets	342,277	1,197,989
LIABILITIES:
Payables:
Due to custodian	—	532
Investment securities purchased — delayed delivery securities	1,981	—
Fund shares redeemed	583	1,181
Accrued liabilities:
Investment advisory fees	77	153
Administration fees	16	9
Distribution fees	41	21
Service fees	18	42
Custodian and accounting fees	9	25
Trustees’ and Chief Compliance Officer’s fees	—	—(a)
Other	27	43
Total Liabilities	2,752	2,006
Net Assets	$339,525	$1,195,983

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund
NET ASSETS:
Paid-in-Capital	$349,893	$1,258,823
Total distributable earnings (loss)	(10,368)	(62,840)
Total Net Assets	$339,525	$1,195,983
Net Assets:
Class A	$126,917	$90,640
Class C	21,737	2,681
Class I	75,353	529,928
Class R6	115,518	572,734
Total	$339,525	$1,195,983
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	19,856	8,996
Class C	3,400	264
Class I	11,727	52,297
Class R6	17,985	56,540
Net Asset Value (a):
Class A — Redemption price per share	$6.39	$10.08
Class C — Offering price per share (b)	6.39	10.17
Class I — Offering and redemption price per share	6.43	10.13
Class R6 — Offering and redemption price per share	6.42	10.13
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.66	$10.29
Cost of investments in non-affiliates	$332,862	$1,208,320
Cost of investments in affiliates	10,156	23,666

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	165

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Sustainable Municipal Income Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$269,114	$547,513	$2,554,217
Investments in affiliates, at value	18,183	22,237	486,211
Cash	—	—	16
Deposits at broker for futures contracts	35	501	—
Receivables:
Investment securities sold	—	77	28,784
Investment securities sold — delayed delivery securities	685	170	620
Fund shares sold	734	1,187	2,615
Interest from non-affiliates	2,913	6,041	15,140
Dividends from affiliates	21	23	631
Variation margin on futures contracts	7	98	—
Due from adviser	—	—	57
Total Assets	291,692	577,847	3,088,291
LIABILITIES:
Payables:
Due to custodian	—	32	—
Investment securities purchased	—	2,030	—
Investment securities purchased — delayed delivery securities	8,993	2,923	39,103
Fund shares redeemed	625	687	13,342
Accrued liabilities:
Investment advisory fees	53	130	—
Administration fees	6	26	—
Distribution fees	23	64	40
Service fees	19	11	562
Custodian and accounting fees	15	21	76
Trustees’ and Chief Compliance Officer’s fees	—	1	—(a)
Other	30	61	479
Total Liabilities	9,764	5,986	53,602
Net Assets	$281,928	$571,861	$3,034,689

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan Sustainable Municipal Income Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$299,747	$628,963	$3,095,350
Total distributable earnings (loss)	(17,819)	(57,102)	(60,661)
Total Net Assets	$281,928	$571,861	$3,034,689
Net Assets:
Class A	$91,225	$267,121	$260,451
Class C	5,405	9,538	—
Class I	115,753	164,807	2,774,238
Class R6	69,545	130,395	—
Total	$281,928	$571,861	$3,034,689
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,064	24,450	26,306
Class C	603	881	—
Class I	12,873	15,155	280,396
Class R6	7,736	11,994	—
Net Asset Value (a):
Class A — Redemption price per share	$9.06	$10.93	$9.90
Class C — Offering price per share (b)	8.97	10.83	—
Class I — Offering and redemption price per share	8.99	10.87	9.89
Class R6 — Offering and redemption price per share	8.99	10.87	—
Class A maximum sales charge	3.75%	3.75%	—%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.44	$11.39	$—
Cost of investments in non-affiliates	$282,342	$583,995	$2,600,268
Cost of investments in affiliates	18,183	22,233	486,235

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	167

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
INVESTMENT INCOME:
Interest income from non-affiliates	$4,138	$8,458	$63,162
Dividend income from affiliates	23	29	275
Total investment income	4,161	8,487	63,437
EXPENSES:
Investment advisory fees	532	743	6,349
Administration fees	133	159	1,587
Distribution fees:
Class A	156	211	406
Class C	79	89	49
Service fees:
Class A	156	211	406
Class C	26	30	16
Class I	95	268	864
Custodian and accounting fees	35	75	352
Professional fees	27	48	39
Trustees’ and Chief Compliance Officer’s fees	13	13	20
Printing and mailing costs	11	15	35
Registration and filing fees	27	13	63
Transfer agency fees (See Note 2.H)	3	4	20
Other	8	11	62
Total expenses	1,301	1,890	10,268
Less fees waived	(321)	(527)	(2,963)
Less expense reimbursements	(38)	(50)	—
Net expenses	942	1,313	7,305
Net investment income (loss)	3,219	7,174	56,132
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan California Tax Free Bond Fund	JPMorgan High Yield Municipal Fund	JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(5,172)	$(7,497)	$(31,807)
Investments in affiliates	3	—	26
Futures contracts	992	—	12,390
Net realized gain (loss)	(4,177)	(7,497)	(19,391)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(13,535)	(43,443)	(259,504)
Investments in affiliates	(2)	(1)	(3)
Futures contracts	84	—	2,522
Change in net unrealized appreciation/depreciation	(13,453)	(43,444)	(256,985)
Net realized/unrealized gains (losses)	(17,630)	(50,941)	(276,376)
Change in net assets resulting from operations	$(14,411)	$(43,767)	$(220,244)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	169

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,459	$12,930	$4,078
Interest income from affiliates	—	—	—
Dividend income from affiliates	27	72	45
Total investment income	4,486	13,002	4,123
EXPENSES:
Investment advisory fees	519	1,698	451
Administration fees	130	509	113
Distribution fees:
Class A	165	112	122
Class C	86	11	23
Service fees:
Class A	165	112	122
Class C	28	4	8
Class I	91	804	147
Custodian and accounting fees	28	84	53
Interest expense to affiliates	—	—(a)	—
Professional fees	29	32	29
Trustees’ and Chief Compliance Officer’s fees	13	15	13
Printing and mailing costs	12	9	6
Registration and filing fees	25	72	37
Transfer agency fees (See Note 2.H)	5	6	2
Other	9	19	9
Total expenses	1,305	3,487	1,135
Less fees waived	(251)	(1,740)	(355)
Less expense reimbursements	—	—(a)	—
Net expenses	1,054	1,747	780
Net investment income (loss)	3,432	11,255	3,343

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan New York Tax Free Bond Fund	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Sustainable Municipal Income Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,622)	$(4,391)	$(4,440)
Investments in affiliates	—(a)	10	2
Futures contracts	270	—	148
Net realized gain (loss)	(2,352)	(4,381)	(4,290)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(15,352)	(50,664)	(15,674)
Investments in affiliates	—(a)	(6)	(1)
Futures contracts	35	—	29
Change in net unrealized appreciation/depreciation	(15,317)	(50,670)	(15,646)
Net realized/unrealized gains (losses)	(17,669)	(55,051)	(19,936)
Change in net assets resulting from operations	$(14,237)	$(43,796)	$(16,593)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	171

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,910	$13,621
Dividend income from affiliates	51	1,415
Total investment income	9,961	15,036
EXPENSES:
Investment advisory fees	892	2,637
Administration fees	223	1,318
Distribution fees:
Class A	355	99
Class C	40	—
Service fees:
Class A	355	99
Class C	14	—
Class I	201	4,296
Custodian and accounting fees	80	178
Interest expense to affiliates	—	2
Professional fees	33	44
Trustees’ and Chief Compliance Officer’s fees	14	19
Printing and mailing costs	10	16
Registration and filing fees	57	211
Transfer agency fees (See Note 2.H)	7	13
Other	13	25
Total expenses	2,294	8,957
Less fees waived	(638)	(4,663)
Net expenses	1,656	4,294
Net investment income (loss)	8,305	10,742
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(12,583)	(6,319)
Investments in affiliates	—	(2)
Futures contracts	2,201	—
Net realized gain (loss)	(10,382)	(6,321)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(55,301)	(25,562)
Investments in affiliates	—	(22)
Futures contracts	438	—
Change in net unrealized appreciation/depreciation	(54,863)	(25,584)
Net realized/unrealized gains (losses)	(65,245)	(31,905)
Change in net assets resulting from operations	$(56,940)	$(21,163)
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Municipal Bond Funds	August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,219	$6,228	$7,174	$14,959
Net realized gain (loss)	(4,177)	(895)	(7,497)	2,570
Distributions of capital gains received from investment company affiliates	—	—(a)	—	—(a)
Change in net unrealized appreciation/depreciation	(13,453)	(12,969)	(43,444)	(10,591)
Change in net assets resulting from operations	(14,411)	(7,636)	(43,767)	6,938
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,075)	(2,180)	(2,850)	(5,624)
Class C	(130)	(271)	(334)	(749)
Class I	(710)	(1,374)	(3,677)	(7,942)
Class R6	(1,319)	(2,437)	(307)	(638)
Total distributions to shareholders	(3,234)	(6,262)	(7,168)	(14,953)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(40,616)	(24,610)	(63,324)	10,900
NET ASSETS:
Change in net assets	(58,261)	(38,508)	(114,259)	2,885
Beginning of period	386,354	424,862	492,636	489,751
End of period	$328,093	$386,354	$378,377	$492,636

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	173

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,132	$109,110	$3,432	$6,995
Net realized gain (loss)	(19,391)	9,836	(2,352)	(323)
Distributions of capital gains received from investment company affiliates	—	1	—	—(a)
Change in net unrealized appreciation/depreciation	(256,985)	(160,383)	(15,317)	(11,768)
Change in net assets resulting from operations	(220,244)	(41,436)	(14,237)	(5,096)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,758)	(9,878)	(1,227)	(2,674)
Class C	(119)	(386)	(155)	(329)
Class I	(9,106)	(19,779)	(766)	(1,607)
Class R6	(43,310)	(117,266)	(1,299)	(2,597)
Total distributions to shareholders	(56,293)	(147,309)	(3,447)	(7,207)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(321,802)	72,300	(16,273)	(22,376)
NET ASSETS:
Change in net assets	(598,339)	(116,445)	(33,957)	(34,679)
Beginning of period	4,514,888	4,631,333	373,482	408,161
End of period	$3,916,549	$4,514,888	$339,525	$373,482

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,255	$24,426	$3,343	$6,289
Net realized gain (loss)	(4,381)	(724)	(4,290)	221
Distributions of capital gains received from investment company affiliates	—	1	—	—(a)
Change in net unrealized appreciation/depreciation	(50,670)	(47,128)	(15,646)	(10,183)
Change in net assets resulting from operations	(43,796)	(23,425)	(16,593)	(3,673)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(563)	(953)	(987)	(2,205)
Class C	(11)	(21)	(46)	(103)
Class I	(5,312)	(13,083)	(1,367)	(2,437)
Class R6	(5,398)	(10,440)	(949)	(1,560)
Total distributions to shareholders	(11,284)	(24,497)	(3,349)	(6,305)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(302,781)	(2,483)	(11,049)	13,825
NET ASSETS:
Change in net assets	(357,861)	(50,405)	(30,991)	3,847
Beginning of period	1,553,844	1,604,249	312,919	309,072
End of period	$1,195,983	$1,553,844	$281,928	$312,919

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	175

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,305	$15,039	$10,742	$13,660
Net realized gain (loss)	(10,382)	(56)	(6,321)	(1,315)
Distributions of capital gains received from investment company affiliates	—	—(a)	—	3
Change in net unrealized appreciation/depreciation	(54,863)	(18,564)	(25,584)	(34,872)
Change in net assets resulting from operations	(56,940)	(3,581)	(21,163)	(22,524)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,786)	(6,998)	(334)	(64)
Class C	(112)	(229)	—	—
Class I	(2,385)	(4,177)	(10,401)	(13,905)
Class R6	(2,048)	(3,665)	—	—
Total distributions to shareholders	(8,331)	(15,069)	(10,735)	(13,969)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(32,820)	59,422	(990,114)	(2,717,428)
NET ASSETS:
Change in net assets	(98,091)	40,772	(1,022,012)	(2,753,921)
Beginning of period	669,952	629,180	4,056,701	6,810,622
End of period	$571,861	$669,952	$3,034,689	$4,056,701

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,976	$24,762	$22,755	$54,636
Distributions reinvested	1,058	2,148	2,817	5,553
Cost of shares redeemed	(23,537)	(38,942)	(43,053)	(40,631)
Change in net assets resulting from Class A capital transactions	(11,503)	(12,032)	(17,481)	19,558
Class C
Proceeds from shares issued	1,169	1,702	1,732	3,297
Distributions reinvested	128	267	332	746
Cost of shares redeemed	(5,650)	(9,898)	(8,605)	(7,347)
Change in net assets resulting from Class C capital transactions	(4,353)	(7,929)	(6,541)	(3,304)
Class I
Proceeds from shares issued	26,947	30,276	88,317	82,232
Distributions reinvested	707	1,368	3,651	7,865
Cost of shares redeemed	(33,141)	(48,690)	(128,525)	(94,925)
Change in net assets resulting from Class I capital transactions	(5,487)	(17,046)	(36,557)	(4,828)
Class R6
Proceeds from shares issued	39,253	53,693	1,727	3,103
Distributions reinvested	1,317	2,436	307	638
Cost of shares redeemed	(59,843)	(43,732)	(4,779)	(4,267)
Change in net assets resulting from Class R6 capital transactions	(19,273)	12,397	(2,745)	(526)
Total change in net assets resulting from capital transactions	$(40,616)	$(24,610)	$(63,324)	$10,900
SHARE TRANSACTIONS:
Class A
Issued	1,073	2,229	2,200	4,641
Reinvested	104	194	273	473
Redeemed	(2,292)	(3,537)	(4,114)	(3,458)
Change in Class A Shares	(1,115)	(1,114)	(1,641)	1,656
Class C
Issued	115	155	169	281
Reinvested	12	24	32	64
Redeemed	(555)	(902)	(833)	(626)
Change in Class C Shares	(428)	(723)	(632)	(281)
Class I
Issued	2,704	2,832	8,564	6,990
Reinvested	71	127	353	671
Redeemed	(3,287)	(4,506)	(12,361)	(8,096)
Change in Class I Shares	(512)	(1,547)	(3,444)	(435)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	177

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund		JPMorgan High Yield Municipal Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class R6
Issued	3,940	4,946	163	264
Reinvested	132	226	30	54
Redeemed	(5,979)	(4,042)	(460)	(366)
Change in Class R6 Shares	(1,907)	1,130	(267)	(48)
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$80,656	$126,415	$11,123	$21,907
Distributions reinvested	3,710	9,738	1,201	2,618
Cost of shares redeemed	(80,231)	(88,317)	(22,627)	(42,275)
Change in net assets resulting from Class A capital transactions	4,135	47,836	(10,303)	(17,750)
Class C
Proceeds from shares issued	2,549	1,491	633	2,209
Distributions reinvested	119	383	154	327
Cost of shares redeemed	(3,731)	(5,911)	(2,677)	(8,137)
Change in net assets resulting from Class C capital transactions	(1,063)	(4,037)	(1,890)	(5,601)
Class I
Proceeds from shares issued	453,496	230,054	23,502	13,849
Distributions reinvested	8,800	19,112	751	1,573
Cost of shares redeemed	(462,414)	(189,772)	(22,014)	(23,971)
Change in net assets resulting from Class I capital transactions	(118)	59,394	2,239	(8,549)
Class R6
Proceeds from shares issued	288,055	574,261	20,264	30,636
Distributions reinvested	42,831	115,780	1,298	2,595
Cost of shares redeemed	(655,642)	(720,934)	(27,881)	(23,707)
Change in net assets resulting from Class R6 capital transactions	(324,756)	(30,893)	(6,319)	9,524
Total change in net assets resulting from capital transactions	$(321,802)	$72,300	$(16,273)	$(22,376)
SHARE TRANSACTIONS:
Class A
Issued	7,771	11,069	1,730	3,141
Reinvested	359	859	186	377
Redeemed	(7,716)	(7,800)	(3,506)	(6,097)
Change in Class A Shares	414	4,128	(1,590)	(2,579)
Class C
Issued	255	133	98	317
Reinvested	12	35	24	47
Redeemed	(371)	(532)	(413)	(1,173)
Change in Class C Shares	(104)	(364)	(291)	(809)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	179

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)		JPMorgan New York Tax Free Bond Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class I
Issued	44,563	20,829	3,647	1,982
Reinvested	868	1,718	116	226
Redeemed	(45,741)	(17,071)	(3,420)	(3,453)
Change in Class I Shares	(310)	5,476	343	(1,245)
Class R6
Issued	28,279	51,442	3,127	4,380
Reinvested	4,226	10,409	201	373
Redeemed	(64,251)	(64,411)	(4,316)	(3,397)
Change in Class R6 Shares	(31,746)	(2,560)	(988)	1,356
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$27,716	$49,893	$8,689	$14,958
Distributions reinvested	557	942	973	2,172
Cost of shares redeemed	(28,262)	(34,859)	(19,906)	(31,411)
Change in net assets resulting from Class A capital transactions	11	15,976	(10,244)	(14,281)
Class C
Proceeds from shares issued	210	577	141	532
Distributions reinvested	11	20	44	101
Cost of shares redeemed	(892)	(1,649)	(1,511)	(2,443)
Change in net assets resulting from Class C capital transactions	(671)	(1,052)	(1,326)	(1,810)
Class I
Proceeds from shares issued	168,380	459,768	91,928	34,663
Distributions reinvested	5,279	13,022	1,352	2,407
Cost of shares redeemed	(437,689)	(452,970)	(86,385)	(28,719)
Change in net assets resulting from Class I capital transactions	(264,030)	19,820	6,895	8,351
Class R6
Proceeds from shares issued	164,846	389,321	35,539	35,661
Distributions reinvested	5,282	10,198	948	1,550
Cost of shares redeemed	(208,219)	(436,746)	(42,861)	(15,646)
Change in net assets resulting from Class R6 capital transactions	(38,091)	(37,227)	(6,374)	21,565
Total change in net assets resulting from capital transactions	$(302,781)	$(2,483)	$(11,049)	$13,825
SHARE TRANSACTIONS:
Class A
Issued	2,731	4,629	949	1,490
Reinvested	55	88	106	217
Redeemed	(2,775)	(3,244)	(2,162)	(3,162)
Change in Class A Shares	11	1,473	(1,107)	(1,455)
Class C
Issued	21	52	16	54
Reinvested	1	2	5	10
Redeemed	(87)	(151)	(166)	(247)
Change in Class C Shares	(65)	(97)	(145)	(183)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	181

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Sustainable Municipal Income Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class I
Issued	16,481	42,430	10,045	3,493
Reinvested	519	1,204	149	243
Redeemed	(43,000)	(41,914)	(9,459)	(2,901)
Change in Class I Shares	(26,000)	1,720	735	835
Class R6
Issued	16,191	35,890	3,868	3,594
Reinvested	519	943	104	157
Redeemed	(20,345)	(40,244)	(4,727)	(1,577)
Change in Class R6 Shares	(3,635)	(3,411)	(755)	2,174
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Municipal Bond Funds	August 31, 2022

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$38,198	$97,266	$226,867	$36,947
Distributions reinvested	3,722	6,877	335	64
Cost of shares redeemed	(73,674)	(66,093)	(37,775)	(107,817)
Change in net assets resulting from Class A capital transactions	(31,754)	38,050	189,427	(70,806)
Class C
Proceeds from shares issued	367	1,345	—	—
Distributions reinvested	111	229	—	—
Cost of shares redeemed	(2,263)	(5,264)	—	—
Change in net assets resulting from Class C capital transactions	(1,785)	(3,690)	—	—
Class I
Proceeds from shares issued	53,830	40,245	650,752	2,457,859
Distributions reinvested	2,048	3,658	10,373	13,901
Cost of shares redeemed	(47,056)	(42,617)	(1,840,666)	(5,118,382)
Change in net assets resulting from Class I capital transactions	8,822	1,286	(1,179,541)	(2,646,622)
Class R6
Proceeds from shares issued	19,124	48,969	—	—
Distributions reinvested	2,048	3,664	—	—
Cost of shares redeemed	(29,275)	(28,857)	—	—
Change in net assets resulting from Class R6 capital transactions	(8,103)	23,776	—	—
Total change in net assets resulting from capital transactions	$(32,820)	$59,422	$(990,114)	$(2,717,428)
SHARE TRANSACTIONS:
Class A
Issued	3,410	7,686	22,812	3,671
Reinvested	333	546	34	6
Redeemed	(6,508)	(5,256)	(3,802)	(10,709)
Change in Class A Shares	(2,765)	2,976	19,044	(7,032)
Class C
Issued	33	107	—	—
Reinvested	10	18	—	—
Redeemed	(203)	(422)	—	—
Change in Class C Shares	(160)	(297)	—	—
Class I
Issued	4,845	3,214	65,582	244,227
Reinvested	184	292	1,047	1,383
Redeemed	(4,180)	(3,388)	(185,560)	(508,812)
Change in Class I Shares	849	118	(118,931)	(263,202)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	183

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,715	3,895	—	—
Reinvested	184	293	—	—
Redeemed	(2,622)	(2,308)	—	—
Change in Class R6 Shares	(723)	1,880	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Municipal Bond Funds	August 31, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK

185

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$10.68	$0.09	$(0.51)	$(0.42)	$(0.09)	$10.17
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	11.25
Year Ended February 28, 2019	10.64	0.28	0.07	0.35	(0.28)	10.71
Year Ended February 28, 2018	10.78	0.28	(0.14)	0.14	(0.28)	10.64
Class C
Six Months Ended August 31, 2022 (Unaudited)	10.59	0.06	(0.51)	(0.45)	(0.06)	10.08
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	11.15
Year Ended February 28, 2019	10.55	0.22	0.07	0.29	(0.22)	10.62
Year Ended February 28, 2018	10.69	0.22	(0.14)	0.08	(0.22)	10.55
Class I
Six Months Ended August 31, 2022 (Unaudited)	10.43	0.09	(0.49)	(0.40)	(0.10)	9.93
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	10.99
Year Ended February 28, 2019	10.41	0.28	0.07	0.35	(0.29)	10.47
Year Ended February 28, 2018	10.55	0.29	(0.14)	0.15	(0.29)	10.41
Class R6
Six Months Ended August 31, 2022 (Unaudited)	10.43	0.10	(0.50)	(0.40)	(0.10)	9.93
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	—(g)	(0.19)	10.80
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	10.99
October 1, 2018 (h) through February 28, 2019	10.33	0.13	0.13	0.26	(0.12)	10.47

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Municipal Bond Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(3.93)%	$119,023	0.60% (f)	1.75% (f)	0.95% (f)	13%
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6
7.29	126,253	0.60	2.13	0.96	8
3.31	67,275	0.60	2.63	0.97	17
1.27	69,092	0.60	2.58	0.98	8

(4.21)	18,948	1.10(f)	1.25(f)	1.45(f)	13
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6
6.72	52,168	1.10	1.66	1.47	8
2.82	46,950	1.10	2.13	1.48	17
0.78	54,655	1.10	2.08	1.48	8

(3.88)	71,601	0.50(f)	1.85(f)	0.69(f)	13
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6
7.37	60,122	0.50	2.26	0.71	8
3.39	62,069	0.50	2.72	0.72	17
1.41	143,734	0.50	2.68	0.71	8

(3.83)	118,521	0.40(f)	1.95(f)	0.44(f)	13
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6
7.48	127,070	0.40	2.35	0.46	8
2.58	80,424	0.35	2.95	0.48	17
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	187

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$11.33	$0.18	$(1.24)	$(1.06)	$(0.18)	$—	$(0.18)
Year Ended February 28, 2022	11.50	0.34	(0.17)	0.17	(0.34)	—	(0.34)
Year Ended February 28, 2021	11.93	0.33	(0.42)	(0.09)	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2020	10.88	0.32	1.05	1.37	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)
Class C
Six Months Ended August 31, 2022 (Unaudited)	11.30	0.15	(1.23)	(1.08)	(0.15)	—	(0.15)
Year Ended February 28, 2022	11.47	0.28	(0.17)	0.11	(0.28)	—	(0.28)
Year Ended February 28, 2021	11.90	0.28	(0.43)	(0.15)	(0.27)	(0.01)	(0.28)
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)
Class I
Six Months Ended August 31, 2022 (Unaudited)	11.33	0.18	(1.24)	(1.06)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.50	0.35	(0.17)	0.18	(0.35)	—	(0.35)
Year Ended February 28, 2021	11.93	0.34	(0.42)	(0.08)	(0.34)	(0.01)	(0.35)
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	11.33	0.19	(1.24)	(1.05)	(0.19)	—	(0.19)
Year Ended February 28, 2022	11.50	0.36	(0.17)	0.19	(0.36)	—	(0.36)
Year Ended February 28, 2021	11.93	0.36	(0.43)	(0.07)	(0.35)	(0.01)	(0.36)
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (g) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Municipal Bond Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.09	(9.39)%	$157,619	0.65% (f)	3.35% (f)	1.01% (f)	9%
11.33	1.39	195,574	0.65	2.87	1.01	24
11.50	(0.61)	179,459	0.65	2.99	1.02	39
11.93	12.81	194,623	0.64	2.80	1.06	18
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17

10.07	(9.56)	19,332	1.15(f)	2.85(f)	1.51(f)	9
11.30	0.89	28,844	1.15	2.37	1.51	24
11.47	(1.11)	32,499	1.14	2.50	1.51	39
11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17

10.09	(9.34)	186,024	0.55(f)	3.46(f)	0.76(f)	9
11.33	1.50	247,902	0.55	2.97	0.76	24
11.50	(0.51)	256,624	0.55	3.09	0.76	39
11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17

10.09	(9.29)	15,402	0.45(f)	3.55(f)	0.51(f)	9
11.33	1.60	20,316	0.45	3.07	0.51	24
11.50	(0.41)	21,169	0.45	3.16	0.51	39
11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	189

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
Class A
Six Months Ended August 31, 2022 (Unaudited)	$10.91	$0.12	$(0.68)	$(0.56)	$(0.12)	$10.23
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	10.91
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	11.37
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	11.52
Year Ended February 28, 2019	10.80	0.25	0.11	0.36	(0.25)	10.91
Year Ended February 28, 2018	10.94	0.24	(0.15)	0.09	(0.23)	10.80
Class C
Six Months Ended August 31, 2022 (Unaudited)	10.62	0.09	(0.66)	(0.57)	(0.09)	9.96
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	10.62
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	11.07
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	11.23
Year Ended February 28, 2019	10.53	0.18	0.11	0.29	(0.19)	10.63
Year Ended February 28, 2018	10.68	0.18	(0.15)	0.03	(0.18)	10.53
Class I
Six Months Ended August 31, 2022 (Unaudited)	10.69	0.13	(0.66)	(0.53)	(0.13)	10.03
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	10.69
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	11.15
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	11.31
Year Ended February 28, 2019	10.61	0.27	0.10	0.37	(0.27)	10.71
Year Ended February 28, 2018	10.75	0.27	(0.14)	0.13	(0.27)	10.61
Class R6
Six Months Ended August 31, 2022 (Unaudited)	10.69	0.14	(0.66)	(0.52)	(0.14)	10.03
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	10.69
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	11.15
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	11.31
Year Ended February 28, 2019	10.60	0.28	0.11	0.39	(0.28)	10.71
November 6, 2017 (g) through February 28, 2018	10.83	0.09	(0.23)	(0.14)	(0.09)	10.60

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Municipal Bond Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(5.12)%	$324,473	0.65% (f)	2.35% (f)	0.90% (f)	18%
(1.29)	341,321	0.65	2.06	0.90	12
0.57	308,709	0.64	1.93	0.90	34
7.86	250,087	0.65	2.17	0.90	20
3.34	222,295	0.64	2.32	0.90	48
0.83	174,653	0.71	2.17	0.91	30

(5.34)	12,481	1.20(f)	1.80(f)	1.40(f)	18
(1.77)	14,423	1.20	1.51	1.40	12
(0.07)	19,061	1.19	1.38	1.40	34
7.38	29,173	1.20	1.63	1.40	20
2.76	37,603	1.19	1.76	1.40	48
0.24	50,481	1.22	1.65	1.41	30

(4.92)	611,397	0.40(f)	2.61(f)	0.65(f)	18
(1.06)	655,190	0.40	2.31	0.65	12
0.75	622,009	0.39	2.17	0.65	34
8.19	660,041	0.40	2.42	0.64	20
3.57	523,544	0.39	2.57	0.65	48
1.17	770,626	0.39	2.45	0.64	30

(4.87)	2,968,198	0.30(f)	2.70(f)	0.40(f)	18
(0.96)	3,503,954	0.30	2.41	0.40	12
0.85	3,681,554	0.29	2.27	0.40	34
8.30	4,329,545	0.30	2.52	0.39	20
3.77	3,911,573	0.29	2.66	0.40	48
(1.26)	3,497,046	0.29	2.73	0.41	30
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	191

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$6.71	$0.06	$(0.32)	$(0.26)	$(0.06)	$6.39
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	7.06
Year Ended February 28, 2019	6.70	0.18	0.01	0.19	(0.18)	6.71
Year Ended February 28, 2018	6.84	0.20	(0.14)	0.06	(0.20)	6.70
Class C
Six Months Ended August 31, 2022 (Unaudited)	6.71	0.04	(0.32)	(0.28)	(0.04)	6.39
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	7.05
Year Ended February 28, 2019	6.69	0.14	0.02	0.16	(0.14)	6.71
Year Ended February 28, 2018	6.84	0.16	(0.15)	0.01	(0.16)	6.69
Class I
Six Months Ended August 31, 2022 (Unaudited)	6.75	0.07	(0.32)	(0.25)	(0.07)	6.43
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	7.09
Year Ended February 28, 2019	6.73	0.20	0.01	0.21	(0.19)	6.75
Year Ended February 28, 2018	6.87	0.21	(0.14)	0.07	(0.21)	6.73
Class R6
Six Months Ended August 31, 2022 (Unaudited)	6.74	0.07	(0.32)	(0.25)	(0.07)	6.42
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	7.09
October 1, 2018 (g) through February 28, 2019	6.64	0.08	0.11	0.19	(0.08)	6.75

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Municipal Bond Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(3.86)%	$126,917	0.75% (f)	1.85% (f)	0.95% (f)	13%
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5
7.31	164,358	0.75	1.96	0.95	13
2.86	120,371	0.75	2.66	0.96	21
0.81	128,973	0.75	2.85	0.96	8

(4.11)	21,737	1.25(f)	1.35(f)	1.44(f)	13
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5
6.62	57,781	1.25	1.49	1.45	13
2.50	67,242	1.25	2.16	1.45	21
0.15	83,807	1.25	2.35	1.45	8

(3.72)	75,353	0.50(f)	2.10(f)	0.69(f)	13
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5
7.38	105,497	0.50	2.22	0.70	13
3.26	87,158	0.50	2.92	0.70	21
1.06	163,141	0.50	3.10	0.69	8

(3.68)	115,518	0.40(f)	2.20(f)	0.44(f)	13
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5
7.49	119,722	0.40	2.32	0.44	13
2.89	91,813	0.40	2.93	0.45	21
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	193

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$10.46	$0.06	$(0.38)	$(0.32)	$(0.06)	$10.08
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	10.86
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	10.49
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	10.39
Class C
Six Months Ended August 31, 2022 (Unaudited)	10.56	0.04	(0.39)	(0.35)	(0.04)	10.17
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	10.96
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	10.59
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	10.48
Class I
Six Months Ended August 31, 2022 (Unaudited)	10.52	0.09	(0.39)	(0.30)	(0.09)	10.13
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	10.92
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	10.55
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	10.44
Class R6
Six Months Ended August 31, 2022 (Unaudited)	10.52	0.09	(0.39)	(0.30)	(0.09)	10.13
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	10.91
October 1, 2018 (g) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	10.54

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Municipal Bond Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(3.01)%	$90,640	0.70% (f)	1.22% (f)	0.86% (f)	1%
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21
5.12	53,408	0.70	1.48	0.86	24
2.55	33,554	0.70	1.54	0.86	42
0.26	32,373	0.69	1.10	0.86	73

(3.34)	2,681	1.20(f)	0.72(f)	1.36(f)	1
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21
4.52	4,303	1.20	0.99	1.36	24
2.10	4,590	1.20	1.03	1.38	42
(0.19)	6,406	1.19	0.56	1.37	73

(2.87)	529,928	0.25(f)	1.67(f)	0.61(f)	1
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21
5.56	641,836	0.24	1.94	0.61	24
3.09	573,350	0.25	1.97	0.61	42
0.70	1,680,807	0.24	1.53	0.60	73

(2.85)	572,734	0.20(f)	1.72(f)	0.36(f)	1
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21
5.61	961,820	0.19	1.99	0.36	24
2.31	866,630	0.19	2.19	0.37	42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	195

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Sustainable Municipal Income Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.67	$0.10	$(0.62)	$(0.52)	$(0.09)	$—	$(0.09)
Year Ended February 28, 2022	9.96	0.18	(0.29)	(0.11)	(0.18)	—	(0.18)
Year Ended February 28, 2021	10.02	0.17	(0.06)	0.11	(0.17)	—	(0.17)
Year Ended February 29, 2020	9.55	0.20	0.47	0.67	(0.20)	—	(0.20)
Year Ended February 28, 2019	9.52	0.21	0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23(g)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Class C
Six Months Ended August 31, 2022 (Unaudited)	9.56	0.07	(0.59)	(0.52)	(0.07)	—	(0.07)
Year Ended February 28, 2022	9.86	0.12	(0.30)	(0.18)	(0.12)	—	(0.12)
Year Ended February 28, 2021	9.92	0.11	(0.06)	0.05	(0.11)	—	(0.11)
Year Ended February 29, 2020	9.45	0.14	0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16	0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17(g)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.59	0.11	(0.60)	(0.49)	(0.11)	—	(0.11)
Year Ended February 28, 2022	9.88	0.20	(0.29)	(0.09)	(0.20)	—	(0.20)
Year Ended February 28, 2021	9.95	0.19	(0.07)	0.12	(0.19)	—	(0.19)
Year Ended February 29, 2020	9.48	0.22	0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24	0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25(g)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Class R6
Six Months Ended August 31, 2022 (Unaudited)	9.59	0.11	(0.60)	(0.49)	(0.11)	—	(0.11)
Year Ended February 28, 2022	9.88	0.21	(0.29)	(0.08)	(0.21)	—	(0.21)
Year Ended February 28, 2021	9.94	0.20	(0.06)	0.14	(0.20)	—	(0.20)
Year Ended February 29, 2020	9.48	0.23	0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25	0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (h) through February 28, 2018	9.74	0.08(g)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Municipal Bond Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.06	(5.33)%	$91,225	0.70% (f)	2.05% (f)	0.97% (f)	21%
9.67	(1.16)	107,969	0.70	1.79	0.96	18
9.96	1.09	125,754	0.69	1.71	0.96	22
10.02	7.04	96,844	0.70	2.02	0.99	7
9.55	3.15	60,078	0.70	2.26	1.01	13
9.52	1.16	66,258	0.69	2.33(g)	1.01	21

8.97	(5.45)	5,405	1.25(f)	1.49(f)	1.47(f)	21
9.56	(1.82)	7,156	1.25	1.24	1.46	18
9.86	0.54	9,178	1.24	1.16	1.46	22
9.92	6.52	12,868	1.25	1.49	1.51	7
9.45	2.61	12,833	1.25	1.71	1.51	13
9.42	0.51	15,138	1.24	1.78(g)	1.51	21

8.99	(5.15)	115,753	0.45(f)	2.31(f)	0.72(f)	21
9.59	(0.92)	116,395	0.45	2.04	0.71	18
9.88	1.25	111,724	0.44	1.96	0.71	22
9.95	7.36	114,772	0.44	2.28	0.74	7
9.48	3.43	74,386	0.45	2.51	0.76	13
9.45	1.42	71,161	0.44	2.57(g)	0.74	21

8.99	(5.10)	69,545	0.35(f)	2.38(f)	0.47(f)	21
9.59	(0.82)	81,399	0.35	2.14	0.46	18
9.88	1.46	62,416	0.34	2.06	0.46	22
9.94	7.36	60,936	0.34	2.38	0.49	7
9.48	3.54	51,261	0.35	2.61	0.50	13
9.45	(1.42)	64,738	0.34	2.67(g)	0.57	21
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	197

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$12.15	$0.15	$(1.22)	$(1.07)	$(0.15)	$10.93
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	12.66
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35	(0.40)	11.77
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28	(0.39)	11.82
Class C
Six Months Ended August 31, 2022 (Unaudited)	12.04	0.12	(1.21)	(1.09)	(0.12)	10.83
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	—(g)	(0.20)	12.35
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	12.55
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28	(0.33)	11.67
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20	(0.32)	11.72
Class I
Six Months Ended August 31, 2022 (Unaudited)	12.09	0.17	(1.22)	(1.05)	(0.17)	10.87
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	12.61
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37	(0.42)	11.72
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31	(0.42)	11.77
Class R6
Six Months Ended August 31, 2022 (Unaudited)	12.09	0.17	(1.22)	(1.05)	(0.17)	10.87
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	12.60
October 1, 2018 (h) through February 28, 2019	11.61	0.17	0.11	0.28	(0.17)	11.72

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Municipal Bond Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(8.80)%	$267,121	0.67% (f)	2.68% (f)	0.95% (f)	23%
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23
10.37	231,815	0.67	2.58	0.97	31
3.00	132,813	0.67	3.40	1.00	53
2.36	130,462	0.66	3.27	0.98	39

(9.07)	9,538	1.25(f)	2.10(f)	1.45(f)	23
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23
9.73	26,965	1.25	2.05	1.48	31
2.43	27,701	1.25	2.81	1.49	53
1.70	25,172	1.24	2.69	1.48	39

(8.74)	164,807	0.45(f)	2.91(f)	0.69(f)	23
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23
10.66	177,584	0.45	2.82	0.72	31
3.24	135,295	0.45	3.61	0.74	53
2.60	160,391	0.44	3.49	0.72	39

(8.72)	130,395	0.40(f)	2.96(f)	0.44(f)	23
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23
10.63	115,414	0.40	2.87	0.47	31
2.44	86,790	0.40	3.61	0.51	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	199

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2022 (Unaudited)	$9.98	$0.03	$(0.09)	$(0.06)	$(0.02)	$9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	—(g)	0.03	(0.04)	10.07
Year Ended February 29, 2020	10.03	0.12	0.06	0.18	(0.13)	10.08
Year Ended February 28, 2019	10.01	0.13	—(g)	0.13	(0.11)	10.03
Year Ended February 28, 2018	10.02	0.07	(0.02)	0.05	(0.06)	10.01
Class I
Six Months Ended August 31, 2022 (Unaudited)	9.98	0.03	(0.09)	(0.06)	(0.03)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	—(g)	0.05	(0.06)	10.06
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)	10.07
Year Ended February 28, 2019	10.00	0.14	0.02	0.16	(0.14)	10.02
Year Ended February 28, 2018	10.02	0.09	(0.03)	0.06	(0.08)	10.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Municipal Bond Funds	August 31, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(0.57)%	$260,451	0.43% (f)	0.60% (f)	0.76% (f)	13%
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71
1.76	106,625	0.45	1.23	0.76	48
1.33	67,256	0.44	1.32	0.77	50
0.47	772	0.44(f)	0.67(f)	0.85(f)	71

(0.58)	2,774,238	0.24(f)	0.61(f)	0.50(f)	13
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71
1.96	4,050,886	0.25	1.43	0.50	48
1.60	3,021,190	0.24	1.42	0.52	50
0.63	2,064,297	0.24(f)	0.90(f)	0.56(f)	71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	J.P. Morgan Municipal Bond Funds	201

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 8 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)(1)	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Sustainable Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

(1)	Effective September 1, 2022, JPMorgan Intermediate Tax Free Bond Fund changed its name to JPMorgan National Municipal Income Fund ("National Municipal Income Fund").
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
The investment objective of JPMorgan Sustainable Municipal Income Fund (“Sustainable Municipal Income Fund”) is to seek current income exempt from federal income taxes.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

202	J.P. Morgan Municipal Bond Funds	August 31, 2022

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

August 31, 2022	J.P. Morgan Municipal Bond Funds	203

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Education	$—	$14,454	$—	$14,454
General Obligation	—	106,236	—	106,236
Hospital	—	21,345	—	21,345
Housing	—	1,865	—	1,865
Industrial Development Revenue/Pollution Control Revenue	—	1,482	—	1,482
Other Revenue	—	29,299	498	29,797
Prerefunded	—	26,200	—	26,200
Transportation	—	46,988	—	46,988
Utility	—	21,809	—	21,809
Water & Sewer	—	50,053	—	50,053
Total California	—	319,731	498	320,229
Total Municipal Bonds	—	319,731	498	320,229
Short-Term Investments
Investment Companies	5,813	—	—	5,813
Total Investments in Securities	$5,813	$319,731	$498	$326,042
Appreciation in Other Financial Instruments
Futures Contracts	$84	$—	$—	$84

High Yield Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$377,729	$—	$377,729
Short-Term Investments
Investment Companies	3,830	—	—	3,830
Total Investments in Securities	$3,830	$377,729	$—	$381,559

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,808,998	$—	$3,808,998
Short-Term Investments
Investment Companies	45,622	—	—	45,622
Total Investments in Securities	$45,622	$3,808,998	$—	$3,854,620
Appreciation in Other Financial Instruments
Futures Contracts	$894	$—	$—	$894

204	J.P. Morgan Municipal Bond Funds	August 31, 2022

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$327,579	$—	$327,579
Short-Term Investments
Investment Companies	10,156	—	—	10,156
Total Investments in Securities	$10,156	$327,579	$—	$337,735

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$44	$—	$44
Municipal Bonds	—	1,160,594	—	1,160,594
Short-Term Investments
Investment Companies	23,666	—	—	23,666
Total Investments in Securities	$23,666	$1,160,638	$—	$1,184,304

Sustainable Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$2,868	$—	$2,868
Alaska	—	359	—	359
Arizona	—	9,499	—	9,499
California	—	13,711	—	13,711
Colorado	—	9,323	—	9,323
Connecticut	—	4,699	—	4,699
Delaware	—	2,797	—	2,797
District of Columbia	—	5,464	—	5,464
Florida	—	25,889	—	25,889
Georgia	—	4,300	—	4,300
Illinois	—	14,363	—	14,363
Indiana	—	8,228	—	8,228
Iowa	—	2,972	—	2,972
Kansas	—	472	—	472
Kentucky	—	589	—	589
Louisiana	—	2,407	—	2,407
Maine	—	1,111	—	1,111
Maryland	—	2,899	—	2,899
Massachusetts	—	15,118	—	15,118
Michigan	—	3,152	—	3,152
Minnesota	—	5,342	—	5,342
Mississippi	—	1,009	—	1,009
Missouri	—	2,122	—	2,122
Nebraska	—	1,800	—	1,800
Nevada	—	1,259	—	1,259

August 31, 2022	J.P. Morgan Municipal Bond Funds	205

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Sustainable Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
New Hampshire	$—	$6,496	$—	$6,496
New Jersey	—	9,467	—	9,467
New Mexico	—	894	—	894
New York	—	18,846	—	18,846
North Carolina	—	2,770	—	2,770
North Dakota	—	1,874	—	1,874
Ohio	—	10,167	—	10,167
Oklahoma	—	—	—(a)	—(a)
Oregon	—	2,889	—	2,889
Other	—	885	—	885
Pennsylvania	—	14,881	—	14,881
South Carolina	—	767	—	767
South Dakota	—	1,910	—	1,910
Tennessee	—	4,063	—	4,063
Texas	—	13,225	—	13,225
Utah	—	7,970	—	7,970
Vermont	—	5,126	—	5,126
Virginia	—	2,121	—	2,121
Washington	—	10,550	—	10,550
Wisconsin	—	11,171	—	11,171
Wyoming	—	1,290	—	1,290
Total Municipal Bonds	—	269,114	—(a)	269,114
Short-Term Investments
Investment Companies	18,183	—	—	18,183
Total Investments in Securities	$18,183	$269,114	$—(a)	$287,297
Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—	$13

(a)	Amount rounds to less than one thousand.

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$547,513	$—	$547,513
Short-Term Investments
Investment Companies	22,237	—	—	22,237
Total Investments in Securities	$22,237	$547,513	$—	$569,750
Appreciation in Other Financial Instruments
Futures Contracts	$188	$—	$—	$188

206	J.P. Morgan Municipal Bond Funds	August 31, 2022

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,554,217	$—	$2,554,217
Short-Term Investments
Investment Companies	486,211	—	—	486,211
Total Investments in Securities	$486,211	$2,554,217	$—	$3,040,428
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — High Yield Municipal Fund, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
High Yield Municipal Fund, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Sustainable Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2022, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively,  on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2022 are detailed on the SOIs.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses

August 31, 2022	J.P. Morgan Municipal Bond Funds	207

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2022.
E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$9,234	$111,477	$114,899	$3	$(2)	$5,813	5,811	$23	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

High Yield Municipal Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$2,497	$103,942	$102,608	$—	$(1)	$3,830	3,829	$29	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

National Municipal Income Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$81,485	$950,038	$985,924	$26	$(3)	$45,622	45,609	$275	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

208	J.P. Morgan Municipal Bond Funds	August 31, 2022

New York Tax Free Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$3,522	$72,045	$65,411	$—(c)	$—(c)	$10,156	10,153	$27	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.
(c)	Amount rounds to less than one thousand.

Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$68,570	$462,311	$507,219	$10	$(6)	$23,666	23,659	$72	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Sustainable Municipal Income Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$4,996	$113,390	$100,204	$2	$(1)	$18,183	18,178	$45	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

Tax Free Bond Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$24,536	$98,467	$100,766	$—	$—	$22,237	22,231	$51	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

August 31, 2022	J.P. Morgan Municipal Bond Funds	209

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Ultra-Short Municipal Fund
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.36% (a) (b)	$175,698	$1,805,833	$1,495,296	$(2)	$(22)	$486,211	486,066	$1,415	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.
F. Futures Contracts — National Municipal Income Fund, New York Tax Free Bond Fund, Sustainable Municipal Income Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended August 31, 2022:
	California Tax Free Bond Fund	National Municipal Income Fund	New York Tax Free Bond Fund	Sustainable Municipal Income Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Short	$(7,087)	$(115,781)	$(1,250)	$(1,572)	$(23,625)
Ending Notional Balance Short	(7,931)	(104,133)	—	(1,498)	(22,412)
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

210	J.P. Morgan Municipal Bond Funds	August 31, 2022

H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2022 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$2	$—(a)	$—(a)	$1	$3
High Yield Municipal Fund
Transfer agency fees	2	—(a)	2	—(a)	4
National Municipal Income Fund
Transfer agency fees	4	—(a)	4	12	20
New York Tax Free Bond Fund
Transfer agency fees	4	—(a)	1	—(a)	5
Short-Intermediate Municipal Bond Fund
Transfer agency fees	1	—(a)	3	2	6
Sustainable Municipal Income Fund
Transfer agency fees	1	—(a)	1	—(a)	2
Tax Free Bond Fund
Transfer agency fees	5	—(a)	1	1	7
Ultra-Short Municipal Fund
Transfer agency fees	1	n/a	12	n/a	13

(a)	Amount rounds to less than one thousand.
I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
High Yield Municipal Fund	0.35
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Sustainable Municipal Income Fund	0.30
Tax Free Bond Fund	0.30

August 31, 2022	J.P. Morgan Municipal Bond Funds	211

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

Ultra-Short Municipal Fund	0.15%
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee  — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2022, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2022, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
High Yield Municipal Fund	2	1
National Municipal Income Fund	8	—
New York Tax Free Bond Fund	—(a)	—
Short-Intermediate Municipal Bond Fund	4	1
Sustainable Municipal Income Fund	1	1
Tax Free Bond Fund	3	2

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
High Yield Municipal Fund	0.25	0.25	0.25
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Sustainable Municipal Income Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

212	J.P. Morgan Municipal Bond Funds	August 31, 2022

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.60%	1.10%	0.50%	0.40%
High Yield Municipal Fund	0.65	1.15	0.55	0.45
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.75	1.25	0.50	0.40
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Sustainable Municipal Income Fund	0.70	1.25	0.45	0.35
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a
The expense limitation agreements were in effect for the six months ended August 31, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2023.
For the six months ended August 31, 2022, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$46	$30	$239	$315	$38
High Yield Municipal Fund	72	48	402	522	50
National Municipal Income Fund	1,282	855	772	2,909	—
New York Tax Free Bond Fund	43	29	174	246	—
Short-Intermediate Municipal Bond Fund	646	430	644	1,720	—
Sustainable Municipal Income Fund	109	73	166	348	—
Tax Free Bond Fund	77	51	500	628	—
Ultra-Short Municipal Fund	2,637	1,318	526	4,481	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2022 were as follows:

California Tax Free Bond Fund	$5

August 31, 2022	J.P. Morgan Municipal Bond Funds	213

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

High Yield Municipal Fund	$4
National Municipal Income Fund	53
New York Tax Free Bond Fund	4
Short-Intermediate Municipal Bond Fund	19
Sustainable Municipal Income Fund	6
Tax Free Bond Fund	9
Ultra-Short Municipal Fund	181
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2022, the amount of these waivers were as follows:

California Tax Free Bond Fund	$1
High Yield Municipal Fund	1
National Municipal Income Fund	1
New York Tax Free Bond Fund	1
Short-Intermediate Municipal Bond Fund	1
Sustainable Municipal Income Fund	1
Tax Free Bond Fund	1
Ultra-Short Municipal Fund	1
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$45,706	$79,556
High Yield Municipal Fund	35,636	95,192
National Municipal Income Fund	727,396	998,649
New York Tax Free Bond Fund	42,557	59,921
Short-Intermediate Municipal Bond Fund	15,445	266,270
Sustainable Municipal Income Fund	59,927	74,710
Tax Free Bond Fund	135,454	159,624
Ultra-Short Municipal Fund	364,703	1,192,847
During the six months ended August 31, 2022, there were no purchases or sales of U.S. Government securities.

214	J.P. Morgan Municipal Bond Funds	August 31, 2022

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$335,373	$2,280	$11,527	$(9,247)
High Yield Municipal Fund	419,785	909	39,135	(38,226)
National Municipal Income Fund	3,968,452	28,138	141,076	(112,938)
New York Tax Free Bond Fund	343,018	1,488	6,771	(5,283)
Short-Intermediate Municipal Bond Fund	1,231,986	2,337	50,019	(47,682)
Sustainable Municipal Income Fund	300,525	1,173	14,388	(13,215)
Tax Free Bond Fund	606,228	5,674	41,964	(36,290)
Ultra-Short Municipal Fund	3,086,503	801	46,876	(46,075)
At February 28, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$2,805	$227
High Yield Municipal Fund	877	—
New York Tax Free Bond Fund	2,305	145
Short-Intermediate Municipal Bond Fund	10,792	154
Sustainable Municipal Income Fund	—	162
Tax Free Bond Fund	6,486	3,884
Ultra-Short Municipal Fund	6,206	845
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2022, the Fund deferred to March 1, 2022 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$108	$591
High Yield Municipal Fund	97	—
New York Tax Free Bond Fund	159	102
Short-Intermediate Municipal Bond Fund	71	8
Sustainable Municipal Income Fund	31	121
Tax Free Bond Fund	796	(457)
Ultra-Short Municipal Fund	830	506
During the year ended February 28, 2022, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
High Yield Municipal Fund	$1,447	$1,064
New York Tax Free Bond Fund	—	4
Sustainable Municipal Income Fund	—	216
Tax Free Bond Fund	21	—
Ultra-Short Municipal Fund	—	700

August 31, 2022	J.P. Morgan Municipal Bond Funds	215

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2022. Average borrowings from the Facility during the six months ended August 31, 2022 were as follows:
	Average Borrowings	Average Interest Rate paid	Number of Days Outstanding	Interest Paid
Short-Intermediate Municipal Bond Fund	$4,547	2.29%	1	$—(a)

(a)	Amount rounds to less than one thousand.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2022.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus the Applicable Margin.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2022.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

216	J.P. Morgan Municipal Bond Funds	August 31, 2022

As of August 31, 2022, the following Funds had  individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	67.3%	1	11.0%
High Yield Municipal Fund	1	12.2	3	49.4
National Municipal Income Fund	1	78.2	—	—
New York Tax Free Bond Fund	1	75.7	—	—
Short-Intermediate Municipal Bond Fund	1	80.9	—	—
Sustainable Municipal Income Fund	1	41.4	2	34.1
Tax Free Bond Fund	1	43.8	1	27.0
Ultra-Short Municipal Fund	1	79.2	1	13.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds' yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
High Yield Municipal Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Sustainable Municipal Income Fund’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be

August 31, 2022	J.P. Morgan Municipal Bond Funds	217

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

218	J.P. Morgan Municipal Bond Funds	August 31, 2022

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds  (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2022, and continued to hold your shares at the end of the reporting period, August 31, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$960.70	$2.97	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class C
Actual	1,000.00	957.90	5.43	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Class I
Actual	1,000.00	961.20	2.47	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	961.70	1.98	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
JPMorgan High Yield Municipal Fund
Class A
Actual	1,000.00	906.10	3.12	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	904.40	5.52	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class I
Actual	1,000.00	906.60	2.64	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R6
Actual	1,000.00	907.10	2.16	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

August 31, 2022	J.P. Morgan Municipal Bond Funds	219

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan National Municipal Income Fund (formerly known as JPMorgan Intermediate Tax Free Bond Fund)
Class A
Actual	$1,000.00	$948.80	$3.19	0.65%
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	946.60	5.89	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	950.80	1.97	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
Class R6
Actual	1,000.00	951.30	1.48	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30
JPMorgan New York Tax Free Bond Fund
Class A
Actual	1,000.00	961.40	3.71	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	958.90	6.17	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	962.80	2.47	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R6
Actual	1,000.00	963.20	1.98	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	969.90	3.48	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	966.60	5.95	1.20
Hypothetical	1,000.00	1,019.16	6.11	1.20
Class I
Actual	1,000.00	971.30	1.24	0.25
Hypothetical	1,000.00	1,023.94	1.28	0.25
Class R6
Actual	1,000.00	971.50	0.99	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
JPMorgan Sustainable Municipal Income Fund
Class A
Actual	1,000.00	946.70	3.43	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class C
Actual	1,000.00	945.50	6.13	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	948.50	2.21	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

220	J.P. Morgan Municipal Bond Funds	August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Sustainable Municipal Income Fund (continued)
Class R6
Actual	$1,000.00	$949.00	$1.72	0.35%
Hypothetical	1,000.00	1,023.44	1.79	0.35
JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	912.00	3.23	0.67
Hypothetical	1,000.00	1,021.83	3.41	0.67
Class C
Actual	1,000.00	909.30	6.02	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I
Actual	1,000.00	912.60	2.17	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	912.80	1.93	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40
JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	994.30	2.16	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class I
Actual	1,000.00	994.20	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

August 31, 2022	J.P. Morgan Municipal Bond Funds	221

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
J.P. Morgan Municipal Bond Funds – JPMorgan California Tax Free Bond Fund, JPMorgan High Yield Municipal Fund, JPMorgan Intermediate Tax Free Bond Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Sustainable Municipal Income Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra-Short Municipal Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  Effective January 2022, the Board consolidated with  the J.P. Morgan Exchange-Traded Fund Trust Board, and now consists of Trustees from both Boards. The Board and its investment committees (money market and alternative products, equity, and fixed income) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 21-22, 2022 and August 9-11, 2022, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2022.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser.This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds (including certain ETFs, beginning in February 2022) provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together,
“Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
(i)
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds, including personnel changes, if any;
(iii)
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

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(iv)
Information about the structure and distribution strategy for each Fund and how it fits with the Trusts’ other fund offerings;
(v)
The administration services provided by the Adviser in its role as Administrator;
(vi)
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trusts and in the financial industry generally;
(vii)
The overall reputation and capabilities of the Adviser and its affiliates;
(viii)
The commitment of the Adviser to provide high quality service to the Funds;
(ix)
Their overall confidence in the Adviser’s integrity;
(x)
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund; and
(xi)
The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also

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(Unaudited)
noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain satisfactory relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds' Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Sustainable Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the fifth quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the fifth,

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fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the performance for Class R6 shares was in the fifth quintile of the Peer Group for both of the one- and three-year periods ended December 31, 2021, and in the fifth and fourth quintiles of the Universe for the one- and three-year period ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.
The Trustees noted that the High Yield Municipal Fund’s performance for Class A shares was in the second, second and fourth quintiles of the Peer Group, and in the third, third and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the first, first and third quintiles of the Peer Group, and in the third, third and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the fourth quintile of the Peer Group, and in the second quintile of the Universe, for both the one- and three-year periods ended December 31,2021.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.
The Trustees noted that the Intermediate Tax Free Bond Fund’s performance for Class A shares was in the fifth, fourth and fifth quintiles of the Peer Group, and in the fourth, fourth and fifth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the fourth, fourth and fifth quintiles of the Peer Group, and in the fourth, third and fourth quintiles of the Universe, for the one-, three-, and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintiles of the Peer Group, and in the fourth and third quintiles of the Universe, for the one- and three-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of their regular meetings over the course of next year.
The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A shares was in the fifth, fourth and fourth quintiles of the Peer Group for the one-, three- and five-year periods ended December 31, 2021, respectively, and in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31,2021.  The Trustees noted that the performance for Class I shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31,2021. Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups. The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintiles of the Universe for the one- and three-year periods ended December 31,2021, respectively.  Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares due to the limited number of funds in the Peer Groups.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fifth, second and third quintiles of the Peer Group, and in the fifth, second and second quintiles of the Universe, for the one-, three-, and five-year periods ended December 31,2021, respectively.  The Trustees noted that the performance for Class I shares was in the second, first and first quintiles of the Peer Group, and in the third, first and first quintiles of the Universe, for the one-, three- and five-year periods ended December 31,2021, respectively.  The Trustees noted that the performance for Class R6 shares was in the first quintile of the Peer Group for both the one-and three-year periods ended December 31, 2021, and in the second and first quintiles of the Universe for the one- and three-year periods ended December 31,2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the

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(Unaudited)
independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Sustainable Municipal Income Fund’s performance for Class A shares was in the third, fifth and fifth quintiles of the Peer Group for the one-, three- and five-year periods ended December 31, 2021, respectively, and in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2021.  The Trustees noted that the performance for Class I shares was in the third, fourth and fifth quintiles of the Peer Group for the one-, three- and five-year periods ended December 31, 2021, respectively, and in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2021. The Trustees noted that the performance for Class R6 shares was in the fourth quintile of the Peer Group for both the one- and three-year periods ended December 31, 2021, and in the fourth and third quintiles of the Universe for the one- and three-year periods ended December 31, 2021, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the second, third and third quintiles of the Peer Group, and in the third, third and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees noted that the performance for Class I shares was in the third, second and third quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the performance for Class R6 shares was in the first quintile of the Peer Group for the one-year period ended December 31, 2021, and in the second quintile of the Universe for both the one- and three-year periods ended December 31, 2021. Broadridge did not calculate quintile rankings for Class R6 shares for the Peer Group for the three-year period due to the limited number of funds in the Peer Groups.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the third, fifth and fifth quintiles of the Peer Group, and in the fourth, fifth and fifth quintiles of the Universe, for the one-, three- and five-year periods ended December 31,2021, respectively.  The Trustees notes that the performance for Class I shares was in the fourth, fifth and fifth quintiles of both the Peer Group and Universe for the one-, three- and five-year periods ended December 31,2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, concluded that the performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and fourth quintiles, respectively, of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe,  and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

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The Trustees noted that the High Yield Municipal Fund’s net advisory fee and actual total expenses for Class A shares were both in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quartiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively.  The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second quintile of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second and first quintiles, respectively, of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares due to the limited number of funds in the Peer Groups.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee and actual total expenses for both Class I shares and Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Sustainable Municipal Income Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were also in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee for Class A shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the second quintile of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and the Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for both Class A shares and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund’s policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. August 2022.
SAN-MUNIBOND-822

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 3, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 3, 2022